UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)
Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: June 30, 2014

Item 1. Reports to Shareholders.

SPDR® Series Trust – Equity Funds
Annual Report June 30, 2014
Precise in a world that isn’t.®

TABLE OF CONTENTS

President’s Letter to Shareholders	1
Management’s Discussion of Fund Performance & Portfolio Summary (unaudited)
SPDR Russell 3000® ETF (THRK)	2
SPDR Russell 1000® ETF (ONEK)	6
SPDR Russell 2000® ETF (TWOK)	10
SPDR S&P® 500 Growth ETF (SPYG)	14
SPDR S&P 500 Value ETF (SPYV)	18
SPDR Russell Small Cap Completeness ETF (RSCO)	22
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	26
SPDR S&P 400 Mid Cap Value ETF (MDYV)	30
SPDR S&P 600 Small Cap ETF (SLY)	34
SPDR S&P 600 Small Cap Growth ETF (SLYG)	38
SPDR S&P 600 Small Cap Value ETF (SLYV)	42
SPDR Global Dow ETF (DGT)	46
SPDR Dow Jones REIT ETF (RWR)	50
SPDR S&P Bank ETF (KBE)	54
SPDR S&P Capital Markets ETF (KCE)	58
SPDR S&P Insurance ETF (KIE)	62
SPDR S&P Mortgage Finance ETF (KME)	66
SPDR S&P Regional Banking ETF (KRE)	70
SPDR Morgan Stanley Technology ETF (MTK)	74
SPDR S&P Dividend ETF (SDY)	78
SPDR S&P Aerospace & Defense ETF (XAR)	82
SPDR S&P Biotech ETF (XBI)	86
SPDR S&P Health Care Equipment ETF (XHE)	90
SPDR S&P Health Care Services ETF (XHS)	94
SPDR S&P Homebuilders ETF (XHB)	98
SPDR S&P Metals & Mining ETF (XME)	102
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	106
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	110
SPDR S&P Pharmaceuticals ETF (XPH)	114
SPDR S&P Retail ETF (XRT)	118
SPDR S&P Semiconductor ETF (XSD)	122
SPDR S&P Software & Services ETF (XSW)	126
SPDR S&P Telecom ETF (XTL)	130
SPDR S&P Transportation ETF (XTN)	134
SPDR S&P 1500 Value Tilt ETF (VLU)	138
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	142
SPDR Russell 1000 Low Volatility ETF (LGLV)	146
SPDR Russell 2000 Low Volatility ETF (SMLV)	150
SPDR Wells Fargo® Preferred Stock ETF (PSK)	154

Schedules of Investments
SPDR Russell 3000® ETF (THRK)	158
SPDR Russell 1000® ETF (ONEK)	183
SPDR Russell 2000® ETF (TWOK)	194
SPDR S&P 500 Growth ETF (SPYG)	214
SPDR S&P 500 Value ETF (SPYV)	219
SPDR Russell Small Cap Completeness ETF (RSCO)	224
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	247
SPDR S&P 400 Mid Cap Value ETF (MDYV)	251
SPDR S&P 600 Small Cap ETF (SLY)	255
SPDR S&P 600 Small Cap Growth ETF (SLYG)	262
SPDR S&P 600 Small Cap Value ETF (SLYV)	267
SPDR Global Dow ETF (DGT)	273
SPDR Dow Jones REIT ETF (RWR)	276
SPDR S&P Bank ETF (KBE)	278
SPDR S&P Capital Markets ETF (KCE)	279
SPDR S&P Insurance ETF (KIE)	280
SPDR S&P Mortgage Finance ETF (KME)	281
SPDR S&P Regional Banking ETF (KRE)	282
SPDR Morgan Stanley Technology ETF (MTK)	283
SPDR S&P Dividend ETF (SDY)	284
SPDR S&P Aerospace & Defense ETF (XAR)	286
SPDR S&P Biotech ETF (XBI)	287
SPDR S&P Health Care Equipment ETF (XHE)	289
SPDR S&P Health Care Services ETF (XHS)	290
SPDR S&P Homebuilders ETF (XHB)	291
SPDR S&P Metals & Mining ETF (XME)	292
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	293
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	294
SPDR S&P Pharmaceuticals ETF (XPH)	296
SPDR S&P Retail ETF (XRT)	297
SPDR S&P Semiconductor ETF (XSD)	299
SPDR S&P Software & Services ETF (XSW)	300
SPDR S&P Telecom ETF (XTL)	302
SPDR S&P Transportation ETF (XTN)	303
SPDR S&P 1500 Value Tilt ETF (VLU)	304
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	319
SPDR Russell 1000 Low Volatility ETF (LGLV)	334
SPDR Russell 2000 Low Volatility ETF (SMLV)	336
SPDR Wells Fargo Preferred Stock ETF (PSK)	341
Financial Statements	344
Financial Highlights	376
Notes to Financial Statements	401
Report of Independent Registered Public Accounting Firm	423
Other Information	424

President’s Letter to Shareholders

Dear Shareholders:

The past year unfolded contrary to expectations. Rather than continuing last year’s upward trajectory without interruption, equities faltered early in the year before recovering, bonds rallied, and interest rates fell. In countering these events, the market was supported by some important constants, including globally accommodative monetary policies and increasing investor confidence. World markets continue to grow at a slow but steady pace, with the United States and Europe leading the way.

While current volatility remains low, investors should be wary as recent geopolitical developments, including sectarian violence in Iraq, U.S. and European sanctions against Russia, and the conflict between Israel and Hamas, may produce future market turbulence.

With these uncertainties underscoring the need to implement investment decisions with precision, investors continued to embrace a broad array of ETFs for their ability to provide transparent, low cost and liquid access to global markets. Of particular note, the ETF industry’s overall assets under management are at an all-time high.

As part of our continued commitment to provide investment products to help achieve your investment goals, State Street Global Advisors launched a number of new SPDR ETFs since July 2013, including:

New Equity SPDRS

SPDR Russell 2000 ETF (Ticker Symbol: TWOK) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.

New Fixed Income SPDRS

SPDR Barclays 0-5 Year TIPS ETF (Ticker Symbol: SIPE) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 0-5 year inflation protected sector of the United States Treasury market. SPDR Barclays International High Yield Bond ETF (Ticker Symbol: IJNK) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the high yield corporate bond market of non-U.S. issuers.

We take great pride in these new additions to our SPDR family. You will find additional information on the SPDR Series Trust Exchange Traded Funds, including Management’s Discussion of Fund Performance, in the enclosed June 30, 2014 Annual Report.

On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,

Ellen M. Needham
President

SPDR Russell 3000 ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 3000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.02%, and the total return for the Russell 3000 Index (the “Index”) was 25.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of its Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity. Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013, when there was a partial shutdown of the US government in early October. In December the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was received well by equity investors and the stock market continued its ascent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Facebook, Inc. (Class A), and Google Inc. (Class A). The top negative contributors to the Fund’s performance were International Business Machines Corp., Coach, Inc. and Target Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell 3000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 3000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.10%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
	NET ASSET	MARKET	TOTAL STOCK		NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	RUSSELL 3000 INDEX	VALUE	VALUE	MARKET INDEX	RUSSELL 3000 INDEX

ONE YEAR (1)	25.02%	25.11%	25.03%	25.22%	25.02%	25.11%	25.03%	25.22%

THREE YEARS (1)	57.46%	57.56%	57.88%	57.94%	16.34%	16.36%	16.44%	16.45%

FIVE YEARS (1)	139.83%	139.67%	142.83%	141.92%	19.12%	19.10%	19.42%	19.33%

TEN YEARS (1)(2)	119.33%	119.27%	124.01%	120.49%	8.17%	8.17%	8.40%	8.23%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.
(2)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.

SPDR Russell 3000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.
(2)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2004 through July 8, 2013 and the Russell 3000 Index from July 9, 2013 through June 30, 2014.

SPDR Russell 3000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MICROSOFT CORP.	JOHNSON & JOHNSON	GENERAL ELECTRIC CO.

MARKET VALUE	$15,610,846	12,048,778	9,599,131	8,266,131	7,341,765

% OF NET ASSETS	2.6	2.0	1.6	1.4	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	7.8%
Banks	5.6
Pharmaceuticals	5.1
Software	3.8
Media	3.6
Technology Hardware, Storage & Peripherals	3.5
Real Estate Investment Trusts	3.5
Internet Software & Services	3.1
IT Services	3.1
Insurance	3.1
Biotechnology	2.6
Chemicals	2.5
Aerospace & Defense	2.5
Semiconductors & Semiconductor Equipment	2.4
Health Care Providers & Services	2.3
Specialty Retail	2.2
Machinery	2.2
Health Care Equipment & Supplies	2.1
Capital Markets	2.1
Diversified Telecommunication Services	2.0
Energy Equipment & Services	2.0
Hotels, Restaurants & Leisure	2.0
Food & Staples Retailing	2.0
Industrial Conglomerates	1.9
Beverages	1.7
Electric Utilities	1.6
Food Products	1.6
Household Products	1.6
Communications Equipment	1.6
Diversified Financial Services	1.5
Internet & Catalog Retail	1.2
Tobacco	1.2
Multi-Utilities	1.1
Road & Rail	1.0
Consumer Finance	0.9
Textiles, Apparel & Luxury Goods	0.8
Automobiles	0.8
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	0.7
Commercial Services & Supplies	0.7
Metals & Mining	0.7
Air Freight & Logistics	0.7
Life Sciences Tools & Services	0.6
Multiline Retail	0.6
Airlines	0.5
Household Durables	0.5
Auto Components	0.5
Professional Services	0.4
Trading Companies & Distributors	0.4
Containers & Packaging	0.3
Construction & Engineering	0.3
Paper & Forest Products	0.3
Thrifts & Mortgage Finance	0.2
Building Products	0.2
Gas Utilities	0.2
Diversified Consumer Services	0.2
Independent Power and Renewable Electricity Producers	0.2
Real Estate Management & Development	0.2
Personal Products	0.2
Leisure Products	0.2
Wireless Telecommunication Services	0.2
Materials	0.1
Health Care Technology	0.1
Distributors	0.1
Construction Materials	0.1
Water Utilities	0.1
Marine	0.0 **
Transportation Infrastructure	0.0 **
Short Term Investments	4.1
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell 1000 ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 1000 ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.14%, and the total return for the Russell 1000 Index (the “Index”) was 25.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding all contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness), and an increase in mergers and acquisition activity. Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013, when there was a partial shutdown of the US government in early October. In December, the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was received well by equity investors and the stock market continued its ascent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end, US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013.

Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Facebook, Inc. (Class A) and Google Inc. (Class A). The top negative contributors to the Fund’s performance were International Business Machines Corp., Coach, Inc. and Target Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell 1000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.10%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
			LARGE-CAP				LARGE-CAP
	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 1000	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 1000
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

ONE YEAR (1)	25.14%	25.07%	24.89%	25.35%	25.14%	25.07%	24.89%	25.35%

THREE YEARS (1)	57.94%	57.96%	58.15%	58.63%	16.46%	16.46%	16.50%	16.62%

FIVE YEARS (1)	137.57%	137.51%	138.80%	141.17%	18.89%	18.89%	19.02%	19.25%

SINCE INCEPTION (1)(2)	95.82%	95.82%	97.08%	97.19%	8.09%	8.09%	8.17%	8.17%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to June 30, 2014.

SPDR Russell 1000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell 1000 Index from July 9, 2013 through June 30, 2014.

SPDR Russell 1000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		EXXON MOBIL			GENERAL
DESCRIPTION	APPLE, INC.	CORP.	MICROSOFT CORP.	JOHNSON & JOHNSON	ELECTRIC CO.

MARKET VALUE	$1,282,248	992,302	790,715	677,414	602,732

% OF NET ASSETS	2.8	2.2	1.7	1.5	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	8.1%
Banks	5.5
Pharmaceuticals	5.4
Technology Hardware, Storage & Peripherals	3.8
Software	3.8
Media	3.7
Internet Software & Services	3.3
IT Services	3.2
Insurance	3.1
Real Estate Investment Trusts	3.0
Chemicals	2.6
Aerospace & Defense	2.6
Biotechnology	2.4
Semiconductors & Semiconductor Equipment	2.3
Health Care Providers & Services	2.2
Capital Markets	2.2
Diversified Telecommunication Services	2.2
Specialty Retail	2.1
Industrial Conglomerates	2.1
Health Care Equipment & Supplies	2.1
Machinery	2.1
Food & Staples Retailing	2.0
Energy Equipment & Services	2.0
Hotels, Restaurants & Leisure	1.9
Beverages	1.9
Household Products	1.7
Diversified Financial Services	1.7
Electric Utilities	1.6
Food Products	1.6
Communications Equipment	1.6
Tobacco	1.3
Internet & Catalog Retail	1.3
Multi-Utilities	1.1
Road & Rail	1.0
Consumer Finance	0.9
Automobiles	0.8
Textiles, Apparel & Luxury Goods	0.8
Air Freight & Logistics	0.7
Electrical Equipment	0.7
Multiline Retail	0.6
Life Sciences Tools & Services	0.6
Metals & Mining	0.6
Airlines	0.6
Commercial Services & Supplies	0.5
Electronic Equipment, Instruments & Components	0.5
Household Durables	0.5
Auto Components	0.4
Containers & Packaging	0.4
Professional Services	0.3
Trading Companies & Distributors	0.3
Construction & Engineering	0.2
Paper & Forest Products	0.2
Building Products	0.2
Personal Products	0.2
Wireless Telecommunication Services	0.2
Independent Power and Renewable Electricity Producers	0.2
Leisure Products	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.1
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Health Care Technology	0.1
Construction Materials	0.1
Water Utilities	0.1
Marine	0	.0**
Short Term Investments	12.6
Other Assets & Liabilities	(12.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell 2000 ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 2000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the period that began July 8, 2013, and ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 19.69%, and the total return for the Russell 2000® Index (the “Index”) was 19.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.

At the end of the first quarter of this fiscal year, the Russell 2000 Index returned 10.20%. The US equity market during this quarter was driven up largely by firm employment trends and conciliatory rhetoric from the Federal Reserve (the “Fed”), which helped to overcome some of the concerns over corporate earnings, soft housing sales, and lower than expected employment numbers. The Index continued to rise in the fourth quarter of 2013. The US equity market started off the last quarter of 2013 in nervous fashion as the Fed postponed the announcement related to the tapering of its asset purchases and as the US Congress could not agree on the budget, causing the partial shutdown of the government in early October. However, in the fourth quarter of 2013, the US equity markets bounced back with the announcement of tapering asset purchases and healthy employment figures. The Index lost momentum in first quarter of 2014, when investors reacted to ’less than expected’ manufacturing indicators in the United States and China and the news of Russia taking over of the Crimean Peninsula. The Index still gained 1.1% in the first quarter of 2014, when small-cap stocks found relief from new leadership at the Fed. The Index finished up again in the second quarter of 2014, with interest rates potentially lower for longer than many participants anticipated, lifting up equity market valuations.

On an individual security level, the top positive contributors to the Fund’s performance were SunEdison, Inc.; Rite Aid Corp. and InterMune, Inc. The top negative contributors to the Fund’s performance were NII Holdings, Inc. Class B; CommVault Systems, Inc.; and Tower Group International Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell 2000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (‘NAV‘) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.12%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	RUSSELL 2000 INDEX	VALUE	VALUE	RUSSELL 2000 INDEX

SINCE INCEPTION (1)	19.69%	19.72%	19.73%	N/A	N/A	N/A

(1)	For the period July 8, 2013 to June 30, 2014.

SPDR Russell 2000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell 2000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	INTERMUNE,	PROSPERITY	ASPEN		ISIS PHARMACEUTICALS,
DESCRIPTION	INC.	BANCSHARES, INC.	TECHNOLOGY, INC.	WEX, INC.	INC.

MARKET VALUE	$131,611	131,585	128,806	122,605	122,160

% OF NET ASSETS	0.3	0.3	0.3	0.2	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.2%
Banks	7.4
Biotechnology	5.0
Oil, Gas & Consumable Fuels	4.2
Software	4.0
Semiconductors & Semiconductor Equipment	3.8
Machinery	3.3
Specialty Retail	3.2
Health Care Equipment & Supplies	3.1
Hotels, Restaurants & Leisure	2.8
Electronic Equipment, Instruments & Components	2.8
Internet Software & Services	2.7
Insurance	2.5
Health Care Providers & Services	2.5
Chemicals	2.4
IT Services	2.3
Commercial Services & Supplies	2.2
Energy Equipment & Services	2.1
Thrifts & Mortgage Finance	1.8
Aerospace & Defense	1.7
Pharmaceuticals	1.7
Communications Equipment	1.6
Capital Markets	1.5
Food Products	1.5
Electric Utilities	1.4
Media	1.4
Professional Services	1.4
Metals & Mining	1.4
Auto Components	1.2
Electrical Equipment	1.1
Household Durables	1.0
Diversified Consumer Services	1.0
Gas Utilities	1.0
Textiles, Apparel & Luxury Goods	1.0
Food & Staples Retailing	0.9
Trading Companies & Distributors	0.9
Construction & Engineering	0.8
Paper & Forest Products	0.7
Building Products	0.7
Diversified Telecommunication Services	0.7
Consumer Finance	0.7
Road & Rail	0.7
Real Estate Management & Development	0.6
Leisure Products	0.5
Technology Hardware, Storage & Peripherals	0.5
Life Sciences Tools & Services	0.5
Internet & Catalog Retail	0.5
Air Freight & Logistics	0.5
Containers & Packaging	0.4
Multi-Utilities	0.4
Airlines	0.3
Health Care Technology	0.3
Independent Power and Renewable Electricity Producers	0.3
Diversified Financial Services	0.3
Marine	0.3
Water Utilities	0.2
Distributors	0.2
Construction Materials	0.2
Personal Products	0.2
Tobacco	0.2
Household Products	0.2
Beverages	0.1
Multiline Retail	0.1
Wireless Telecommunication Services	0.1
Industrial Conglomerates	0.1
Transportation Infrastructure	0.1
Automobiles	0.0 **
Short Term Investments	24.7
Other Assets & Liabilities	(24.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 500 Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 26.78%, and the total return for the S&P 500 Growth Index (the “Index”) was 27.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) all contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity. Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013, when there was a partial shutdown of the US government in early October. In December the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was received well by equity investors and the stock market continued its ascent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end, US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February, With interest rates potentially lower for longer than many market participants anticipate and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Google Inc. (Class A) and Schlumberger NV. The top negative contributors to the Fund’s performance were Intuitive Surgical, Inc., Citigroup, Inc. and Cisco Systems, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	26.78%	26.84%	27.13%	26.78%	26.84%	27.13%

THREE YEARS	58.83%	58.86%	59.98%	16.67%	16.68%	16.95%

FIVE YEARS (1)	145.58%	145.33%	140.53%	19.69%	19.66%	19.19%

TEN YEARS (1)(2)	115.82%	115.51%	114.82%	8.00%	7.98%	7.95%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2004 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through June 30, 2014.

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

				GOOGLE, INC.	GOOGLE, INC.
DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	(CLASS A)	(CLASS C)

MARKET VALUE	$26,312,944	14,733,569	8,198,128	7,751,555	7,627,062

% OF NET ASSETS	6.1	3.4	1.9	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	7.0%
Technology Hardware, Storage & Peripherals	6.9
Software	5.9
Internet Software & Services	5.8
Media	5.8
Biotechnology	4.8
IT Services	4.7
Oil, Gas & Consumable Fuels	3.6
Aerospace & Defense	3.4
Chemicals	3.0
Energy Equipment & Services	2.8
Specialty Retail	2.8
Beverages	2.6
Internet & Catalog Retail	2.5
Real Estate Investment Trusts	2.4
Health Care Equipment & Supplies	2.3
Hotels, Restaurants & Leisure	2.3
Capital Markets	2.1
Household Products	1.9
Banks	1.8
Semiconductors & Semiconductor Equipment	1.7
Road & Rail	1.7
Tobacco	1.6
Communications Equipment	1.6
Industrial Conglomerates	1.6
Food Products	1.4
Textiles, Apparel & Luxury Goods	1.4
Machinery	1.3
Consumer Finance	1.3
Insurance	1.2
Diversified Telecommunication Services	1.2
Air Freight & Logistics	1.1
Electrical Equipment	0.8
Life Sciences Tools & Services	0.7
Health Care Providers & Services	0.7
Auto Components	0.7
Airlines	0.6
Food & Staples Retailing	0.5
Commercial Services & Supplies	0.5
Diversified Financial Services	0.5
Electronic Equipment, Instruments & Components	0.4
Materials	0.3
Trading Companies & Distributors	0.3
Professional Services	0.3
Household Durables	0.3
Multiline Retail	0.3
Personal Products	0.2
Multi-Utilities	0.2
Automobiles	0.2
Health Care Technology	0.2
Containers & Packaging	0.2
Leisure Products	0.1
Diversified Consumer Services	0.1
Building Products	0.1
Real Estate Management & Development	0.1
Distributors	0.1
Construction Materials	0.0	**
Construction & Engineering	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short Term Investments	1.4
Other Assets & Liabilities	(1.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 500 Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization, exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 21.67%, and the total return for the S&P 500 Value Index (the “Index”) was 21.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The performance of value stocks, as measured by the Index, got off to a strong start at the beginning of the fiscal year. Diminishing fears of a slowdown in China and instability of Europe, firm employment trends, and favorable messages from the Federal Reserve (the “Fed”) helped to fuel investor confidence. Turmoil in the Middle East led to value stocks posting negative returns for August. However, by the end of the first quarter of Reporting Period, the return for value stocks was in positive territory, thanks in part to Larry Summers withdrawing his name from consideration as a replacement to Ben Bernanke, the Fed’s outgoing chairman. Despite a respectable quarter, value stocks did lag the overall market as financial stocks weighed down the returns, bond yields stabilized, and hopes for higher margins to come in the financial issues diminished.

The return for value stocks was again positive during the last quarter of 2013. Central bankers continued their accommodative stances and dovish tones, which helped the performance of value stocks over the period. Steady earnings reports and positive economic data also gave these stocks a jump-start in October. Although the Fed’s formal announcement later in the quarter about its plans to tapering its quantitative easing program dampened investor sentiment, however, the accompanying guidance about maintaining a low rate environment for an extended period managed to offset this dampening for most investors. Value stocks underperformed their growth counterparts this quarter, however the difference was slight. Financial stocks continued to cause the relative drag in value shares.

The new year got off to a disappointing start as value stocks declined somewhat sharply. Harsh winter weather, the crisis in Ukraine, and disappointing data from China contributed to the decline. Once again showing their resiliency, value stocks clawed back most of January’s loss in February, thanks to a sizeable rise in household employment and the appointment of Janet Yellen as Fed Chair. The start of March saw a pullback as the crisis in Ukraine escalated, but a more measured tone out of Russia brought some temporary calm to the situation. Value investors jumped in yet again to take advantage of this pullback. Led by financials and utilities, which had suffered during the recent past, value stocks were scooped up by bargain hunters, which helped value stocks to close much of the gap that had come about relative to growth stocks during the first six months of the fiscal year.

A strong fourth quarter capped off a strong fiscal year. Value stocks continued their steady climb. Performance was helped by dovish talk from Janet Yellen and Mario Draghi (president of the European Central Bank) and solid earnings reports. Also, the continued erosion of bond yields only helped to make equity valuations attractive. Sector performance in this quarter was led by energy and utility stocks.

On an individual security level, the top positive contributors to the Fund’s performance were Wells Fargo & Co., General Electric Co. and ConocoPhillips. The top negative contributors to the Fund’s performance were Whole Foods Market, Inc., Staples, Inc. and Target Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX

ONE YEAR	21.67%	21.65%	21.99%	21.67%	21.65%	21.99%

THREE YEARS	55.99%	56.04%	57.11%	15.98%	15.99%	16.25%

FIVE YEARS (1)	127.66%	127.48%	133.91%	17.88%	17.87%	18.53%

TEN YEARS (1)(2)	101.89%	101.77%	107.17%	7.28%	7.27%	7.56%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2004 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through June 30, 2014.

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		GENERAL			BERKSHIRE HATHAWAY, INC.
DESCRIPTION	EXXON MOBIL CORP.	ELECTRIC CO.	WELLS FARGO & CO.	CHEVRON CORP.	(CLASS B)

MARKET VALUE	$10,678,825	6,517,598	6,213,801	6,133,892	5,621,922

% OF NET ASSETS	5.2	3.1	3.0	3.0	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	14.2%
Banks	10.4
Pharmaceuticals	4.9
Insurance	4.7
Food & Staples Retailing	4.2
Diversified Telecommunication Services	3.8
Electric Utilities	3.7
Health Care Providers & Services	3.5
Industrial Conglomerates	3.2
Diversified Financial Services	3.1
Semiconductors & Semiconductor Equipment	3.0
Capital Markets	2.3
Multi-Utilities	2.2
Machinery	2.2
Health Care Equipment & Supplies	1.9
Communications Equipment	1.9
Food Products	1.9
IT Services	1.8
Household Products	1.8
Aerospace & Defense	1.8
Chemicals	1.8
Real Estate Investment Trusts	1.7
Beverages	1.6
Media	1.5
Technology Hardware, Storage & Peripherals	1.5
Energy Equipment & Services	1.4
Automobiles	1.4
Tobacco	1.3
Specialty Retail	1.1
Metals & Mining	1.1
Multiline Retail	1.1
Hotels, Restaurants & Leisure	1.0
Software	1.0
Consumer Finance	0.6
Electronic Equipment, Instruments & Components	0.5
Commercial Services & Supplies	0.5
Household Durables	0.5
Paper & Forest Products	0.5
Electrical Equipment	0.5
Air Freight & Logistics	0.4
Construction & Engineering	0.3
Independent Power and Renewable Electricity Producers	0.3
Internet Software & Services	0.2
Containers & Packaging	0.2
Road & Rail	0.2
Life Sciences Tools & Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Auto Components	0.1
Leisure Products	0.1
Distributors	0.1
Thrifts & Mortgage Finance	0.1
Professional Services	0.1
Gas Utilities	0.1
Building Products	0.1
Construction Materials	0.1
Personal Products	0.0	**
Internet & Catalog Retail	0.0	**
Diversified Consumer Services	0.0	**
Real Estate Management & Development	0.0	**
Short Term Investments	2.2
Other Assets & Liabilities	(1.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell Small Cap Completeness ETF —
Management’s Discussion of Fund Performance

The SPDR Russell Small Cap Completeness ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid to small capitalization, exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 26.70%, and the total return for the Russell Small Cap Completeness Index (the “Index”) was 27.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding all contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity. Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013 when there was a partial shutdown of US government in early October. In December, the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was received well by equity investors and the stock market continued its ascent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Facebook, Inc. (Class A), Illumina, Inc. and Tesla Motors, Inc. The top negative contributors to the Fund’s performance were LinkedIn Corp. (Class A), ARIAD Pharmaceuticals, Inc. and Cobalt International Energy, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell Small Cap Completeness ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell Small Cap Completeness ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.10%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES	RUSSELL			DOW JONES	RUSSELL
			U.S. MID-CAP	SMALL CAP			U.S. MID-CAP	SMALL CAP
	NET ASSET	MARKET	TOTAL STOCK	COMPLETENESS	NET ASSET	MARKET	TOTAL STOCK	COMPLETENESS
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

ONE YEAR (1)	26.70%	26.77%	27.88%	27.36%	26.70%	26.77%	27.88%	27.36%

THREE YEARS (1)	55.51%	55.61%	57.61%	55.40%	15.86%	15.88%	16.37%	15.82%

FIVE YEARS (1)	178.57%	178.74%	183.91%	166.22%	22.74%	22.76%	23.21%	21.64%

SINCE INCEPTION (1)(2)	134.41%	134.52%	137.03%	121.00%	10.36%	10.36%	10.50%	9.61%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to June 30, 2014.

SPDR Russell Small Cap Completeness ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell Small Cap Completeness Index from July 9, 2013 through June 30, 2014.

SPDR Russell Small Cap Completeness ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	AMERICAN AIRLINES	LAS VEGAS		TESLA MOTORS,
DESCRIPTION	GROUP, INC.	SANDS CORP.	ILLUMINA, INC.	INC.	TWITTER, INC.

MARKET VALUE	$540,351	500,689	400,465	397,540	341,280

% OF NET ASSETS	0.7	0.7	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.9%
Banks	4.7
Oil, Gas & Consumable Fuels	4.5
Software	4.2
Machinery	3.9
Insurance	3.9
Biotechnology	3.1
Hotels, Restaurants & Leisure	3.1
Health Care Providers & Services	3.0
Specialty Retail	2.9
Internet Software & Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Media	2.7
Chemicals	2.7
Electronic Equipment, Instruments & Components	2.4
IT Services	2.3
Health Care Equipment & Supplies	2.2
Energy Equipment & Services	2.1
Aerospace & Defense	1.6
Capital Markets	1.6
Food Products	1.6
Airlines	1.5
Pharmaceuticals	1.5
Commercial Services & Supplies	1.4
Life Sciences Tools & Services	1.3
Professional Services	1.3
Metals & Mining	1.2
Road & Rail	1.2
Trading Companies & Distributors	1.2
Communications Equipment	1.1
Electric Utilities	1.1
Auto Components	1.1
Household Durables	1.1
Thrifts & Mortgage Finance	1.0
Electrical Equipment	1.0
Containers & Packaging	0.9
Gas Utilities	0.9
Textiles, Apparel & Luxury Goods	0.9
Building Products	0.8
Construction & Engineering	0.8
Internet & Catalog Retail	0.8
Wireless Telecommunication Services	0.7
Technology Hardware, Storage & Peripherals	0.7
Real Estate Management & Development	0.7
Diversified Consumer Services	0.6
Food & Staples Retailing	0.6
Automobiles	0.6
Diversified Telecommunication Services	0.6
Consumer Finance	0.5
Multi-Utilities	0.5
Household Products	0.5
Diversified Financial Services	0.5
Water Utilities	0.4
Leisure Products	0.4
Independent Power and Renewable Electricity Producers	0.4
Paper & Forest Products	0.4
Construction Materials	0.3
Personal Products	0.3
Health Care Technology	0.3
Distributors	0.3
Multiline Retail	0.3
Marine	0.2
Air Freight & Logistics	0.2
Industrial Conglomerates	0.1
Tobacco	0.1
Beverages	0.1
Transportation Infrastructure	0.0 **
Short Term Investments	10.7
Other Assets & Liabilities	(10.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 400 Mid Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization, exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 22.94%, and the total return for the S&P MidCap 400 Growth Index (the “Index”) was 23.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding all contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity. Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013, when there was a partial shutdown of the US government in early October. In December the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was received well by equity investors and the stock market continued its ascent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Hanesbrands, Inc., Keurig Green Mountain, Inc. and United Rentals, Inc. The top negative contributors to the Fund’s performance were Towers Watson & Co. (Class A), NeuStar, Inc. (Class A) and Cree, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	22.94%	22.68%	23.20%	22.94%	22.68%	23.20%

THREE YEARS	45.64%	45.67%	46.44%	13.35%	13.36%	13.56%

FIVE YEARS (1)	167.91%	167.74%	165.01%	21.79%	21.77%	21.52%

SINCE INCEPTION (1)(2)	139.02%	138.87%	131.73%	10.61%	10.60%	10.21%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2014.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through June 30, 2014.

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			ENDO INTERNATIONAL	TRIMBLE NAVIGATION,
DESCRIPTION	UNITED RENTALS, INC.	HANESBRANDS, INC.	PLC	LTD.	BE AEROSPACE, INC.

MARKET VALUE	$2,166,549	2,096,477	2,095,418	2,060,073	1,958,291

% OF NET ASSETS	1.2	1.2	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Machinery	6.7%
Software	6.3
Banks	5.9
Real Estate Investment Trusts	5.4
IT Services	4.1
Electronic Equipment, Instruments & Components	3.6
Health Care Equipment & Supplies	3.6
Energy Equipment & Services	3.3
Health Care Providers & Services	2.9
Household Durables	2.8
Semiconductors & Semiconductor Equipment	2.6
Textiles, Apparel & Luxury Goods	2.6
Hotels, Restaurants & Leisure	2.4
Chemicals	2.3
Road & Rail	2.3
Commercial Services & Supplies	2.3
Oil, Gas & Consumable Fuels	2.3
Specialty Retail	2.2
Pharmaceuticals	2.1
Trading Companies & Distributors	1.9
Capital Markets	1.7
Aerospace & Defense	1.7
Building Products	1.6
Media	1.6
Containers & Packaging	1.5
Leisure Products	1.5
Internet Software & Services	1.4
Insurance	1.4
Food Products	1.4
Communications Equipment	1.3
Technology Hardware, Storage & Peripherals	1.3
Professional Services	1.2
Electrical Equipment	1.2
Diversified Financial Services	1.2
Life Sciences Tools & Services	1.1
Biotechnology	1.1
Household Products	1.1
Distributors	1.0
Construction Materials	0.9
Marine	0.8
Airlines	0.8
Metals & Mining	0.7
Diversified Consumer Services	0.7
Gas Utilities	0.6
Auto Components	0.5
Consumer Finance	0.4
Diversified Telecommunication Services	0.4
Industrial Conglomerates	0.4
Thrifts & Mortgage Finance	0.3
Water Utilities	0.3
Real Estate Management & Development	0.2
Food & Staples Retailing	0.2
Health Care Technology	0.2
Automobiles	0.2
Paper & Forest Products	0.1
Short Term Investments	7.1
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 400 Mid Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 27.04%, and the total return for the S&P MidCap 400 Value Index (the “Index”) was 27.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) all contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity. Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013, when there was a partial shutdown of the US government in early October. In December the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was received well by equity investors and the stock market continued its ascent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end, US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Cimarex Energy Co., Hillshire Brands Co. and Towers Watson & Co. (Class A). The top negative contributors to the Fund’s performance were Health Management Associates, Inc. (Class A), Dick’s Sporting Goods, Inc. and KBR, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 as supplemented April 4, 2014 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

ONE YEAR	27.04%	26.86%	27.38%	27.04%	26.86%	27.38%

THREE YEARS	59.29%	59.40%	60.40%	16.79%	16.81%	17.05%

FIVE YEARS (1)	169.34%	169.65%	168.70%	21.92%	21.94%	21.86%

SINCE INCEPTION (1)(2)	110.54%	110.70%	121.47%	8.99%	9.00%	9.64%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2014.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through June 30, 2014.

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		REALTY INCOME	HOLLYFRONTIER		OGE ENERGY
DESCRIPTION	SL GREEN REALTY CORP.	CORP.	CORP.	ASHLAND, INC.	CORP.

MARKET VALUE	$1,448,588	1,366,537	1,208,378	1,096,099	1,081,343

% OF NET ASSETS	1.3	1.2	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	12.6%
Insurance	8.1
Specialty Retail	5.8
Machinery	4.3
Chemicals	4.1
Banks	3.7
Health Care Providers & Services	3.6
Electric Utilities	3.5
Electronic Equipment, Instruments & Components	3.4
Semiconductors & Semiconductor Equipment	3.2
Food Products	2.8
Metals & Mining	2.7
Gas Utilities	2.6
Oil, Gas & Consumable Fuels	2.5
Multi-Utilities	2.4
Energy Equipment & Services	2.4
Health Care Equipment & Supplies	2.3
Software	2.1
Aerospace & Defense	1.9
Containers & Packaging	1.8
Media	1.5
IT Services	1.5
Capital Markets	1.4
Construction & Engineering	1.4
Commercial Services & Supplies	1.3
Trading Companies & Distributors	1.1
Household Products	1.0
Communications Equipment	1.0
Thrifts & Mortgage Finance	1.0
Internet Software & Services	1.0
Professional Services	0.9
Diversified Consumer Services	0.9
Technology Hardware, Storage & Peripherals	0.9
Electrical Equipment	0.8
Real Estate Management & Development	0.7
Multiline Retail	0.7
Household Durables	0.6
Hotels, Restaurants & Leisure	0.6
Pharmaceuticals	0.6
Road & Rail	0.6
Paper & Forest Products	0.5
Life Sciences Tools & Services	0.5
Construction Materials	0.4
Food & Staples Retailing	0.4
Industrial Conglomerates	0.3
Diversified Telecommunication Services	0.3
Wireless Telecommunication Services	0.3
Airlines	0.3
Water Utilities	0.3
Internet & Catalog Retail	0.2
Building Products	0.2
Automobiles	0.2
Tobacco	0.2
Health Care Technology	0.1
Short Term Investments	9.9
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.23%, and the total return for the S&P SmallCap 600 Index (the “Index”) was 25.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding all contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity. Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset some of the other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013, when there was a partial shutdown of the US government in early October. In December the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was received well by equity investors and the he stock market continued its ascent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Questcor Pharmaceuticals, Inc., ARRIS Group, Inc. and Kate Spade & Co. The top negative contributors to the Fund’s performance were Francesca’s Holdings Corp., ViaSat, Inc. and Tower Group International Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 as supplemented April 4, 2014 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	25.23%	25.26%	25.54%	25.23%	25.26%	25.54%

THREE YEARS	58.62%	58.63%	59.39%	16.62%	16.63%	16.81%

FIVE YEARS (1)	177.81%	178.07%	170.03%	22.67%	22.70%	21.98%

SINCE INCEPTION (1)(2)	135.43%	135.52%	118.04%	10.41%	10.42%	9.44%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2014.

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through June 30, 2014.

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	QUESTCOR PHARMACEUTICALS,		TELEDYNE TECHNOLOGIES,		DARLING INGREDIENTS,
DESCRIPTION	INC.	CENTENE CORP.	INC.	THE TORO CO.	INC.

MARKET VALUE	$3,199,877	2,689,599	2,243,947	2,198,525	2,122,499

% OF NET ASSETS	0.7	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.5%
Banks	7.0
Electronic Equipment, Instruments & Components	4.8
Semiconductors & Semiconductor Equipment	4.5
Specialty Retail	4.3
Machinery	3.8
Hotels, Restaurants & Leisure	3.6
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	3.4
Software	2.9
Energy Equipment & Services	2.6
Aerospace & Defense	2.6
Chemicals	2.5
Oil, Gas & Consumable Fuels	2.5
Commercial Services & Supplies	2.3
Food Products	2.3
Pharmaceuticals	2.2
Internet Software & Services	2.1
IT Services	2.1
Capital Markets	2.0
Metals & Mining	2.0
Textiles, Apparel & Luxury Goods	2.0
Insurance	2.0
Gas Utilities	1.9
Household Durables	1.5
Professional Services	1.4
Paper & Forest Products	1.3
Consumer Finance	1.3
Electrical Equipment	1.3
Electric Utilities	1.2
Communications Equipment	1.1
Building Products	1.0
Construction & Engineering	0.8
Thrifts & Mortgage Finance	0.8
Road & Rail	0.8
Life Sciences Tools & Services	0.8
Air Freight & Logistics	0.7
Biotechnology	0.7
Food & Staples Retailing	0.7
Trading Companies & Distributors	0.7
Diversified Consumer Services	0.6
Multi-Utilities	0.6
Technology Hardware, Storage & Peripherals	0.6
Auto Components	0.6
Health Care Technology	0.6
Diversified Financial Services	0.4
Construction Materials	0.4
Diversified Telecommunication Services	0.4
Distributors	0.4
Leisure Products	0.3
Airlines	0.3
Media	0.3
Beverages	0.3
Internet & Catalog Retail	0.2
Household Products	0.2
Water Utilities	0.2
Multiline Retail	0.2
Marine	0.2
Personal Products	0.1
Automobiles	0.1
Real Estate Management & Development	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.1
Tobacco	0.0 **
Short Term Investments	15.6
Other Assets & Liabilities	(15.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 600 Small Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.40%, and the total return for the S&P SmallCap 600 Growth Index (the “Index”) was 25.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity.

Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset some of the quarter’s other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in the fourth quarter of 2013 when there was a partial shutdown of the US government in early October. In December the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was well received by equity investors. The stock market continued its ascent. Across styles, growth orientation retained the edge in December. Securities with growth characteristics finished 2013 with better performance than those securities with a value bent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Questcor Pharmaceuticals, Inc., Align Technology, Inc. and ARRIS Group, Inc. The top negative contributors to the Fund’s performance were Ixia, Financial Engines, Inc. and Francesca’s Holdings Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 as supplemented April 4, 2014 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	25.40%	25.35%	25.60%	25.40%	25.35%	25.60%

THREE YEARS	54.49%	54.53%	55.11%	15.60%	15.61%	15.75%

FIVE YEARS (1)	179.99%	179.88%	174.07%	22.86%	22.86%	22.34%

TEN YEARS (1)(2)	179.81%	180.02%	167.05%	10.84%	10.85%	10.32%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2004 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through June 30, 2014.

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	QUESTCOR
	PHARMACEUTICALS,				BUFFALO WILD WINGS,
DESCRIPTION	INC.	SYNAPTICS, INC.	ENERSYS	COGNEX CORP.	INC.

MARKET VALUE	$6,310,870	3,978,461	3,934,582	3,857,894	3,815,970

% OF NET ASSETS	1.6	1.0	1.0	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	8.0%
Real Estate Investment Trusts	5.3
Health Care Equipment & Supplies	5.1
Hotels, Restaurants & Leisure	4.9
Software	4.5
Electronic Equipment, Instruments & Components	3.9
Pharmaceuticals	3.9
Internet Software & Services	3.9
Machinery	3.7
Semiconductors & Semiconductor Equipment	3.7
Specialty Retail	3.3
Capital Markets	3.0
IT Services	2.8
Oil, Gas & Consumable Fuels	2.7
Textiles, Apparel & Luxury Goods	2.7
Health Care Providers & Services	2.4
Energy Equipment & Services	2.3
Chemicals	2.2
Aerospace & Defense	2.1
Consumer Finance	2.0
Electrical Equipment	1.9
Metals & Mining	1.8
Commercial Services & Supplies	1.6
Household Durables	1.5
Food Products	1.4
Professional Services	1.3
Biotechnology	1.3
Health Care Technology	1.1
Paper & Forest Products	1.1
Communications Equipment	1.0
Insurance	1.0
Life Sciences Tools & Services	1.0
Road & Rail	1.0
Auto Components	0.9
Building Products	0.9
Food & Staples Retailing	0.7
Technology Hardware, Storage & Peripherals	0.7
Diversified Financial Services	0.6
Beverages	0.6
Thrifts & Mortgage Finance	0.6
Diversified Consumer Services	0.6
Airlines	0.5
Leisure Products	0.5
Construction Materials	0.4
Construction & Engineering	0.4
Distributors	0.4
Trading Companies & Distributors	0.4
Diversified Telecommunication Services	0.3
Household Products	0.3
Air Freight & Logistics	0.2
Automobiles	0.2
Real Estate Management & Development	0.2
Media	0.2
Internet & Catalog Retail	0.2
Water Utilities	0.2
Personal Products	0.2
Multiline Retail	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.0 **
Short Term Investments	17.8
Other Assets & Liabilities	(17.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 600 Small Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.09%, and the total return for the S&P SmallCap 600 Value Index (the “Index”) was 25.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

US stocks surged higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity.

Market performance in the third quarter of 2013 was buoyed by the decision of the Federal Reserve (the “Fed”) to maintain its full slate of asset purchases. The accommodative Fed policy more than offset other economic news: the relatively soft home sales and weak employment growth. US investors became defensive in fourth quarter of 2013, when there was a partial shutdown of the US government in early October. In December the Fed formally announced that its tapering of debt purchases would begin in January. However, the accompanying guidance about maintaining interest rates at minimal levels was well received by equity investors and the stock market continued its ascent. Across styles, growth orientation retained the edge in December. Securities with growth characteristics finished 2013 with better performance than those securities with a value bent.

In the first quarter of 2014, the Fed proceeded with its plans to begin a steady reduction in asset purchases. A disappointing January brought a number of chillier reports on global economic activity, and by month end US stocks hovered near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Fed. With policy continuity assured, investors used the remainder of February to lift the S&P 500® back up and over the record levels at which it had traded near the end of 2013. Manufacturing surveys in the United States and Europe looked reasonably solid in the second quarter of 2014, as did the US payrolls report for February. With interest rates potentially lower for longer than many market participants anticipated and relatively high corporate profit margins, US equity prices continued to climb.

On an individual security level, the top positive contributors to the Fund’s performance were Curtiss-Wright Corp., TriQuint Semiconductor, Inc. and Centene Corp. The top negative contributors to the Fund’s performance were ProAssurance Corp., Aeropostale, Inc. and Tower Group International Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 as supplemented April 4, 2014 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

ONE YEAR	25.09%	25.14%	25.41%	25.09%	25.14%	25.41%

THREE YEARS	62.90%	62.94%	63.91%	17.66%	17.67%	17.90%

FIVE YEARS (1)	175.65%	175.45%	166.64%	22.48%	22.46%	21.67%

TEN YEARS (1)(2)	157.51%	157.78%	148.97%	9.92%	9.93%	9.55%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2004 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through June 30, 2014.

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		CURTISS-WRIGHT	EMCOR GROUP,		TREEHOUSE FOODS,
DESCRIPTION	CENTENE CORP.	CORP.	INC.	EPR PROPERTIES	INC.

MARKET VALUE	$3,702,849	2,670,324	2,529,972	2,521,692	2,483,451

% OF NET ASSETS	1.2	0.9	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	9.4%
Banks	6.1
Electronic Equipment, Instruments & Components	5.5
Semiconductors & Semiconductor Equipment	5.2
Specialty Retail	5.1
Health Care Providers & Services	4.4
Machinery	3.9
Gas Utilities	3.6
Food Products	3.1
Aerospace & Defense	3.0
Commercial Services & Supplies	2.9
Energy Equipment & Services	2.9
Chemicals	2.8
Insurance	2.8
Hotels, Restaurants & Leisure	2.4
Oil, Gas & Consumable Fuels	2.3
Electric Utilities	2.3
Metals & Mining	2.2
Health Care Equipment & Supplies	2.0
Household Durables	1.6
Paper & Forest Products	1.6
Professional Services	1.5
IT Services	1.4
Software	1.4
Textiles, Apparel & Luxury Goods	1.3
Construction & Engineering	1.2
Air Freight & Logistics	1.2
Communications Equipment	1.2
Capital Markets	1.1
Multi-Utilities	1.1
Thrifts & Mortgage Finance	1.1
Building Products	1.0
Trading Companies & Distributors	0.9
Food & Staples Retailing	0.7
Diversified Consumer Services	0.7
Consumer Finance	0.7
Electrical Equipment	0.7
Pharmaceuticals	0.6
Road & Rail	0.6
Life Sciences Tools & Services	0.6
Technology Hardware, Storage & Peripherals	0.5
Diversified Telecommunication Services	0.5
Internet Software & Services	0.5
Construction Materials	0.4
Media	0.4
Distributors	0.4
Internet & Catalog Retail	0.3
Marine	0.3
Diversified Financial Services	0.3
Auto Components	0.3
Multiline Retail	0.3
Water Utilities	0.2
Biotechnology	0.2
Leisure Products	0.2
Airlines	0.2
Wireless Telecommunication Services	0.1
Household Products	0.1
Personal Products	0.1
Containers & Packaging	0.1
Health Care Technology	0.1
Tobacco	0.1
Short Term Investments	13.6
Other Assets & Liabilities	(13.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Global Dow ETF —
Management’s Discussion of Fund Performance

The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.86%, and the total return for The Global Dow (the “Index”) was 26.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, dividend tax withholding differences and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Financial assets worldwide delivered healthy returns across a broad front during the third quarter of 2013, undergirded by the ongoing support of major central banks. European equities offered ample resilience, rallying sharply in October after the US government resumed full operations after a partial shutdown, and ratcheting higher through November as the European Central Bank trimmed interest rates. Equity markets around the world underwent a stiff retreat in the first half of December 2013, as oil prices climbed to multi-month highs and doubts resurfaced about Chinese resilience. Revisions to third-quarter GDP were lower in both Australia and Japan, and uncertainty emerged in their future outlook. Against expectations of continued steady improvement in global economic growth, the first quarter of 2014 delivered a harsh US winter, downbeat economic signals in China, and Russian bellicosity over Ukraine. As a result, progress continued with some pitfalls and the opening quarter of 2014 posted modest additional returns. Developed equity markets had a vigorous rebound in the second quarter of 2014, as investors allocated out of emerging markets on fears of geopolitical tensions and rotated assets into relatively safer developed markets.

On an individual security level, the top positive contributors to the Fund’s performance were Vestas Wind Systems A/S, Southwest Airlines Co. and Alcoa Inc. The top negative contributors to the Fund’s performance were Deutsche Bank AG, Toshiba Corp. and Sony Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Global Dow ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.50%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	GLOBAL DOW	NET ASSET	MARKET	GLOBAL DOW
	VALUE	VALUE	INDEX (2)	VALUE	VALUE	INDEX (2)

ONE YEAR	25.86%	25.76%	26.13%	25.86%	25.76%	26.13%

THREE YEARS	30.50%	30.21%	30.63%	9.28%	9.20%	9.31%

FIVE YEARS (1)	72.80%	72.48%	78.05%	11.56%	11.52%	12.23%

TEN YEARS (1)	50.86%	50.57%	N/A	4.20%	4.18%	N/A

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

SPDR Global Dow ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Index returns represent the Fund’s prior benchmark index from June 30, 2004 through May 1, 2011 and the Global Dow Index from May 2, 2011 through June 30, 2014.

SPDR Global Dow ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	VESTAS WIND	SOUTHWEST		THE WILLIAMS COS.,
DESCRIPTION	SYSTEMS A/S	AIRLINES CO.	ALCOA, INC.	INC.	HEWLETT-PACKARD CO.

MARKET VALUE	$1,564,496	1,306,739	1,254,884	1,095,920	1,038,051

% OF NET ASSETS	1.4	1.1	1.1	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	9.6%
Oil, Gas & Consumable Fuels	9.1
Pharmaceuticals	5.5
Metals & Mining	5.2
Industrial Conglomerates	3.3
Capital Markets	2.8
Chemicals	2.8
Multi-Utilities	2.7
Diversified Telecommunication Services	2.7
Insurance	2.7
Aerospace & Defense	2.6
Food & Staples Retailing	2.4
Technology Hardware, Storage & Peripherals	2.3
Electric Utilities	2.1
Media	2.1
Wireless Telecommunication Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Software	2.0
Health Care Equipment & Supplies	2.0
Electrical Equipment	1.9
Machinery	1.9
Household Durables	1.9
IT Services	1.9
Automobiles	1.8
Hotels, Restaurants & Leisure	1.8
Communications Equipment	1.8
Air Freight & Logistics	1.5
Food Products	1.4
Diversified Financial Services	1.4
Biotechnology	1.4
Beverages	1.3
Internet Software & Services	1.3
Trading Companies & Distributors	1.3
Textiles, Apparel & Luxury Goods	1.3
Health Care Providers & Services	1.3
Household Products	1.3
Specialty Retail	1.2
Airlines	1.1
Energy Equipment & Services	0.8
Construction & Engineering	0.8
Consumer Finance	0.7
Building Products	0.7
Internet & Catalog Retail	0.6
Auto Components	0.6
Tobacco	0.5
Short Term Investments	11.1
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones REIT ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 13.02%, and the total return for the Dow Jones U.S. Select REIT Index (the “Index”) was 13.27%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

Real estate investment trusts (REITs) had a tough first half of the fiscal year producing negative returns in each of the first two quarters and lagging the S&P 500 during that time. REITs were able to recover almost half of that underperformance during the second half of the fiscal year to end with a positive return. However, REITs still fell behind the broader market for the fiscal year as a whole. The fiscal year started with lingering concerns over rising bond yields and correspondingly higher mortgage costs, which posed a challenge to REIT investors. REITs tied to residential property fared especially poorly. Worries about tapered US accommodation took a relentless toll on income-oriented securities as well. REITs encountered a much less hostile environment as 2014 got underway. The global economic picture stayed bright enough to limit concern about operating fundamentals for commercial properties. As bond yields began declining, REITs once again attracted flows as income-seeking investors turned to higher-yielding alternatives for more stable sources of cash flow. Reasonable job growth also helped REITs rebound during the second half of the fiscal year.

On an individual security level, the top positive contributors to the Fund’s performance were Simon Property Group, Inc.; Vornado Realty Trust and Host Hotels & Resorts, Inc. The top negative contributors to the Fund’s performance were Health Care REIT, Inc., Ventas, Inc., and HCP, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S.	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	SELECT REIT INDEX	VALUE	VALUE	SELECT REIT INDEX

ONE YEAR	13.02%	12.98%	13.27%	13.02%	12.98%	13.27%

THREE YEARS	37.17%	37.13%	38.19%	11.11%	11.10%	11.38%

FIVE YEARS	186.85%	186.87%	190.33%	23.46%	23.46%	23.76%

TEN YEARS	142.08%	141.62%	145.79%	9.24%	9.22%	9.41%

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	SIMON PROPERTY
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	EQUITY RESIDENTIAL	PROLOGIS	HEALTH CARE REIT, INC.

MARKET VALUE	$261,388,003	125,655,410	107,053,569	103,880,163	96,847,210

% OF NET ASSETS	10.1	4.9	4.1	4.0	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	27.7%
Retail REITs	25.6
Residential REITs	18.3
Office REITs	16.3
Diversified REITs	5.9
Industrial REITs	5.8
Short Term Investments	7.3
Other Assets & Liabilities	(6.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Bank ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Bank ETF (the “Fund”), seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 18.21%, and the total return for the S&P® Banks Select Industry Index (the “Index”) was 18.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Undergirded by the ongoing support of major central banks, financial assets worldwide delivered healthy returns across a broad front during the first half of the Reporting Period. Muted inflation pressures and signs of stability helped equity valuations ratchet higher. Although performance of banking names faltered in March when Citigroup emerged as a prominent failure in Federal Reserve stress tests, prospects for additional share offerings linked to Internet and biotechnology themes had already made investors wary of excess equity supply in firms with rapid growth characteristics. Equity markets finished out the Reporting Period with a general calm as investors looked past mixed economic news and focused on the M&A (merger and acquisition) deals being announced across a variety of industries.

On an individual security level, the top positive contributors to the Fund’s performance were CapitalSource, Inc., Signature Bank and MGIC Investment Corp. The top negative contributors to the Fund’s performance were First Niagara Financial Group, Inc.; Texas Capital Bancshares, Inc.; and Susquehanna Bancshares, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BANKS SELECT	NET ASSET	MARKET	S&P BANKS SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

ONE YEAR	18.21%	18.03%	18.66%	18.21%	18.03%	18.66%

THREE YEARS (1)	47.18%	47.20%	N/A	13.75%	13.76%	N/A

FIVE YEARS (1)	98.31%	98.34%	N/A	14.67%	14.68%	N/A

SINCE INCEPTION (1)(2)	−17.44%	−17.42%	N/A	−2.19%	−2.19%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2014.
(3)	The S&P Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through June 30, 2014.

SPDR S&P Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		THE BANK OF NEW
DESCRIPTION	POPULAR, INC.	YORK MELLON CORP.	SIGNATURE BANK	IBERIABANK CORP.	UMB FINANCIAL CORP.

MARKET VALUE	$47,152,780	45,798,648	45,574,450	45,293,158	45,204,106

% OF NET ASSETS	1.9	1.8	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	66.8%
Thrifts & Mortgage Finance	17.1
Diversified Banks	7.0
Other Diversified Financial Services	5.2
Asset Management & Custody Banks	3.6
Short Term Investments	10.1
Other Assets & Liabilities	(9.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Capital Markets ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.39%, and the total return for the S&P Capital Markets Select Industry Index (the “Index”) was 25.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Capital Markets enjoyed a strong first half of the Reporting Period. Despite a backdrop of sluggish economic growth and unsettled geopolitics, thanks to prospects of firmer interest rates, investors enjoyed healthy performance across financial assets during the third quarter of 2013. Although E*TRADE was one of the top performers for the entire period, the company was not alone in facing some negative publicity during the first half of 2014. This news came following the release of Michael Lewis’s book Flash Boys, which discussed high-frequency trading. The book raised concerns across the industry as it detailed a key revenue stream being enjoyed by various firms like E*TRADE. As a result, regulators quickly began researching various firms in the industry to determine if a conflict lies between customers getting the best trade and the companies getting the biggest fee. The fear developed that if a conflict was confirmed, the revenue streams could be substantially reduced. As a result, Capital Markets suffered a small negative return in the fiscal year’s third quarter, and ended the year with a flat return the final quarter of the fiscal year.

On an individual security level, the top positive contributors to the Fund’s performance were E*TRADE Financial Corp., Legg Mason, Inc. and Lazard, Ltd. (Class A). The top negative contributors to the Fund’s performance were MCG Capital Corp., Walter Investment Management Corp. and FXCM Inc. (Class A.)

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 as supplemented April 4, 2014 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P CAPITAL MARKETS			S&P CAPITAL MARKETS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR	25.39%	25.34%	25.87%	25.39%	25.34%	25.87%

THREE YEARS (1)	51.64%	51.57%	N/A	14.89%	14.87%	N/A

FIVE YEARS (1)	64.92%	64.75%	N/A	10.52%	10.50%	N/A

SINCE INCEPTION (1)(2)	11.65%	11.60%	N/A	1.28%	1.28%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2014.
(3)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

SPDR S&P Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through June 30, 2014.

SPDR S&P Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			FEDERATED
	WISDOMTREE	THE BANK OF NEW	INVESTORS, INC.	E*TRADE FINANCIAL	JANUS CAPITAL
DESCRIPTION	INVESTMENTS, INC.	YORK MELLON CORP.	(CLASS B)	CORP.	GROUP, INC.

MARKET VALUE	$5,992,622	5,827,728	5,813,980	5,795,200	5,780,636

% OF NET ASSETS	3.0	2.9	2.9	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Asset Management & Custody Banks	57.1%
Investment Banking & Brokerage	38.5
Mortgage REITs	2.9
Diversified Capital Markets	1.3
Short Term Investments	15.8
Other Assets & Liabilities	(15.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Insurance ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 20.52%, and the total return for the S&P Insurance Select Industry Index (the “Index) was 20.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and slight variations contributed to the difference between the Fund’s performance and that of the Index.

Although the Fund slightly underperformed, relative to the S&P 500, during the fiscal year, it still experienced modest gains. Insurance companies faced the challenge of slow employment growth and increased regulation but the industry solidified over the past fiscal year as the broader US economy continued to strengthen. Another challenge for insurance companies can be a low interest rate environment, such as the one the United States was in during this fiscal year. Low interest rates can be seen as having a negative effect on insurance company investment income. However, this effect was offset by increases in insurance premiums collected by these companies. The uptick in catastrophic weather events has led customers to ramp up the amount of insurance that is being purchased for their property.

On an individual security level, the top positive contributors to the Fund’s performance were Protective Life Corp., Genworth Financial, Inc. (Class A); and Lincoln National Corp. The top negative contributors to the Fund’s performance were Brown & Brown, Inc.; MBIA, Inc. and ProAssurance Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INSURANCE			S&P INSURANCE
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR	20.52%	20.57%	20.99%	20.52%	20.57%	20.99%

THREE YEARS (1)	62.37%	62.43%	N/A	17.54%	17.55%	N/A

FIVE YEARS (1)	163.14%	163.15%	N/A	21.35%	21.35%	N/A

SINCE INCEPTION (1)(2)	42.80%	42.83%	N/A	4.21%	4.21%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2014.
(3)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

SPDR S&P Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through June 30, 2014.

SPDR S&P Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	CNO FINANCIAL	PRINCIPAL FINANCIAL	HCC INSURANCE	VALIDUS HOLDINGS,
DESCRIPTION	GROUP, INC.	GROUP, INC.	HOLDINGS, INC.	LTD.	W.R. BERKLEY CORP.

MARKET VALUE	$5,923,484	5,757,345	5,725,099	5,712,444	5,702,474

% OF NET ASSETS	2.2	2.1	2.1	2.1	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Property & Casualty Insurance	34.2%
Life & Health Insurance	24.7
Reinsurance	16.4
Multi-line Insurance	14.3
Insurance Brokers	10.3
Short Term Investments	3.0
Other Assets & Liabilities	(2.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Mortgage Finance ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Mortgage Finance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 14.13%, and the total return for the S&P Mortgage Finance Select Industry Index (the “Index”) was 14.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

At the start of the Reporting Period, investors took kindly to the formal decision by the Federal Reserve to slow its asset purchases, as the associated statement implied that actual rate hikes might be delayed even longer. Share prices flourished against the backdrop of munificent financial conditions and restrained volatility. The mortgage-finance industry exemplified this trend, thanks in part to a drop in defaults. With interest rates potentially lower for longer than many market participants anticipated and net profit margins on large-cap stocks at 20-year highs, equity markets continued to hit record highs. Valuations continued to look attractive especially compared to 10-year interest rates. The housing market is slowly turning around and mortgage finance companies reaped the benefits.

On an individual security level, the top positive contributors to the Fund’s performance were MGIC Investment Corp., Ambac Financial Group, Inc., and Fidelity National Financial, Inc. The top negative contributors to the Fund’s performance were ProAssurance Corp., MBIA, Inc., and Tower Group International Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P MORTGAGE			S&P MORTGAGE
	NET ASSET	MARKET	FINANCE SELECT	NET ASSET	MARKET	FINANCE SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

ONE YEAR	14.13%	14.07%	14.44%	14.13%	14.07%	14.44%

THREE YEARS (1)	55.44%	55.47%	N/A	15.84%	15.85%	N/A

FIVE YEARS (1)	73.36%	73.13%	N/A	11.63%	11.60%	N/A

SINCE INCEPTION (1)(2)	53.02%	53.02%	N/A	8.57%	8.57%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period April 29, 2009 to June 30, 2014.
(3)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

SPDR S&P Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Mortgage Finance Select Industry Index from October 24, 2011 through June 30, 2014.

SPDR S&P Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	STANDARD PACIFIC	THE RYLAND GROUP,	M.D.C. HOLDINGS,
DESCRIPTION	CORP.	INC.	INC.	D.R. HORTON, INC.	LENNAR CORP. (CLASS A)

MARKET VALUE	$186,852	185,250	184,436	183,637	182,949

% OF NET ASSETS	2.2	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	49.9%
Thrifts & Mortgage Finance	29.2
Household Durables	20.6
Short Term Investments	24.7
Other Assets & Liabilities	(24.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Regional Banking ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 20.94%, and the total return for the S&P Regional Banks Select Industry Index (the “Index”) was 21.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Against a backdrop of muted tapering tensions and unsettled geopolitics, investors enjoyed healthy performance across financial assets during the third quarter of 2013. Banking shares stayed high on the list of market leaders, as investors took ample confidence in the fact that asset risks were diminishing with improvement in economic trends. Benchmarks entered record territory when the Federal Reserve surprisingly declined to reduce the pace of its asset purchases. While 2013 was a landmark year for the equity markets, the opening quarter of 2014 proved a bit frustrating as investors expected a benign continuation of expanding share valuations. Financial conditions stayed extraordinarily accommodative, as central banks remained committed to keeping volatility restrained. Earnings reports, while challenged by difficult winter weather and lowered guidance from many companies, resisted a broader deterioration. The second quarter of 2014 had a vigorous come back and provided generous double-digit returns as financial assets drew additional strength from attractive valuations and renewed mergers and acquisition deals.

On an individual security level, the top positive contributors to the Fund’s performance were CapitalSource, Inc., Signature Bank, and First Republic, Bank. The top negative contributors to the Fund’s performance were First BanCorp — (Puerto Rico), Susquehanna Bancshares, Inc., and Bancorp, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P REGIONAL BANKS			S&P REGIONAL BANKS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR	20.94%	20.80%	21.43%	20.94%	20.80%	21.43%

THREE YEARS (1)	67.26%	67.28%	N/A	18.70%	18.71%	N/A

FIVE YEARS (1)	139.24%	139.46%	N/A	19.06%	19.08%	N/A

SINCE INCEPTION (1)(2)	2.71%	2.68%	N/A	0.33%	0.33%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to June 30, 2014.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from June 19, 2006 (inception) through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through June 30, 2014.

SPDR S&P Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		BANK OF THE			UMB FINANCIAL
DESCRIPTION	POPULAR, INC.	OZARKS, INC.	SIGNATURE BANK	IBERIABANK CORP.	CORP.

MARKET VALUE	$38,461,592	37,837,636	37,172,628	36,946,145	36,870,603

% OF NET ASSETS	1.5	1.5	1.4	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	95.7%
Thrifts & Mortgage Finance	4.2
Short Term Investments	6.4
Other Assets & Liabilities	(6.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Morgan Stanley Technology ETF —
Management’s Discussion of Fund Performance

The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded electronics-based technology companies. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 30.05%, and the total return for the Morgan Stanley Technology Index (the “Index”) was 30.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

US stocks steadily marched higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness) and an increase in mergers and acquisition activity. Investor confidence was bolstered by Janet Yellen’s first formal testimony before Congress as chair of the Federal Reserve (the “Fed”). With policy continuity assured, interest rates potentially lower for longer than many market participants anticipated, and net profit margins on large-cap stocks at 20-year highs, equity markets continued to hit record highs.

The Fund experienced positive returns in all four quarters of the Reporting Period. The Fund posted its best results in the third quarter of 2013. Financial assets worldwide delivered healthy returns across a broad front during the third quarter of 2013, undergirded by the ongoing support of major central banks. The Fund posted its second best performance during the last quarter of 2013. Technology stocks enjoyed a particularly strong finish to the year 2013, outpacing major broad indices in both December and in the fourth quarter as a whole. Some of the big winners in the information technology sector came from the social media and data storage arenas.

The major US indexes were up by the end of the first quarter of 2014, driven by a solid earnings season and increased corporate activity and despite geopolitical concerns. That was not the same economic environment seen at the beginning of 2014. The year started in the red for the first time since 2008, and markets continued to underperform in January following disappointing macro data, continued Fed tapering, poor earnings reports from several major companies, concerns about volatility in the emerging markets, and challenging weather. The major US equity indexes resumed their climb to new all-time highs in February on a solid earnings season, increased activity surrounding mergers and acquisition and share buyback, continuity in Fed policy as Janet Yellen became the new Fed Chair, despite geopolitical concerns. The decision of social media leader Facebook to spend $19 billion on messaging firm WhatsApp seemed to validate the expansive valuations that investors were assigning to technology firms with the best growth prospects.

As the second quarter of 2014 got underway, equities worldwide once again began to struggle with the possibility that growth in 2014 might not evolve as robustly as anticipated. The International Monetary Fund contributed further to the uncertainty with slightly lower projections for global growth as a whole. Sector performance year-to-date 2014 has been generally positive and Technology has been among the highest contributions to outperformance across major indexes.

On an individual security level, the top positive contributors to the Fund’s performance were Facebook, Inc. (Class A), Nokia Oyj and Priceline Group, Inc. The top negative contributors to the Fund’s performance were eBay Inc., Broadcom Corp. (Class A) and LinkedIn Corp. (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.50%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MORGAN STANLEY			MORGAN STANLEY
	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY INDEX	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY INDEX

ONE YEAR	30.05%	30.06%	30.82%	30.05%	30.06%	30.82%

THREE YEARS	50.23%	50.30%	52.38%	14.53%	14.55%	15.07%

FIVE YEARS	120.87%	120.62%	126.30%	17.17%	17.15%	17.75%

TEN YEARS	104.56%	104.56%	114.32%	7.42%	7.42%	7.92%

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		APPLIED MATERIALS,			ADOBE SYSTEMS,
DESCRIPTION	SANDISK CORP.	INC.	CORNING, INC.	INTEL CORP.	INC.

MARKET VALUE	$8,896,914	7,763,469	7,451,784	7,297,190	7,228,257

% OF NET ASSETS	4.0	3.5	3.3	3.3	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	18.2%
Software	17.3
IT Services	15.9
Communications Equipment	14.3
Semiconductors & Semiconductor Equipment	12.5
Internet Software & Services	10.5
Internet & Catalog Retail	7.9
Electronic Equipment, Instruments & Components	3.3
Short Term Investments	5.4
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 20.00%, and the total return for the S&P High Yield Dividend Aristocrats Index (the “Index”) was 20.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

With its focus on higher yielding, dividend companies, the Fund tended to own securities in industries that are considered defensive. During periods of market uncertainty, higher yielding stocks are also thought of as defensive because their dividends are thought to offer a cushion against market downturns. Despite the strong returns over the past twelve months, there have been several periods of market uncertainty — including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine — where higher yielding, dividend stocks performed well. With interest rates potentially lower for longer than many market participants anticipated, dividend stocks have remained an important source of yield for many.

On an individual security level, the top positive contributors to the Fund’s performance were AbbVie, Inc., Walgreen Co., and General Dynamics Corp. The top negative contributors to the Fund’s performance were Target Corp., Pitney Bowes, Inc., and HCP, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH YIELD DIVIDEND			S&P HIGH YIELD DIVIDEND
	NET ASSET VALUE	MARKET VALUE	ARISTOCRATS INDEX	NET ASSET VALUE	MARKET VALUE	ARISTOCRATS INDEX

ONE YEAR	20.00%	20.10%	20.52%	20.00%	20.10%	20.52%

THREE YEARS	56.97%	57.02%	58.74%	16.22%	16.23%	16.65%

FIVE YEARS	139.56%	139.68%	143.80%	19.09%	19.10%	19.51%

SINCE INCEPTION (1)	98.47%	98.52%	102.15%	8.25%	8.26%	8.49%

(1)	For the period November 8, 2005 to June 30, 2014.

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			CONSOLIDATED	PEOPLE’S UNITED	NATIONAL RETAIL
DESCRIPTION	HCP, INC.	AT&T, INC.	EDISON, INC.	FINANCIAL, INC.	PROPERTIES, INC.

MARKET VALUE	$339,240,937	308,542,697	285,934,947	265,101,166	229,872,654

% OF NET ASSETS	2.6	2.4	2.2	2.1	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	6.9%
Insurance	6.7
Chemicals	6.7
Gas Utilities	6.1
Machinery	6.0
Household Products	5.3
Multi-Utilities	4.6
Beverages	3.7
Food & Staples Retailing	3.7
Health Care Equipment & Supplies	3.6
Oil, Gas & Consumable Fuels	3.3
Capital Markets	3.2
Pharmaceuticals	3.1
Containers & Packaging	3.0
Food Products	2.7
Diversified Telecommunication Services	2.4
Multiline Retail	2.4
Industrial Conglomerates	2.1
Aerospace & Defense	2.1
Thrifts & Mortgage Finance	2.1
Banks	2.1
Hotels, Restaurants & Leisure	1.5
Household Durables	1.5
Technology Hardware, Storage & Peripherals	1.4
Metals & Mining	1.3
Distributors	1.2
IT Services	1.2
Electrical Equipment	1.2
Semiconductors & Semiconductor Equipment	1.0
Water Utilities	0.9
Wireless Telecommunication Services	0.9
Textiles, Apparel & Luxury Goods	0.8
Diversified Financial Services	0.8
Health Care Providers & Services	0.8
Specialty Retail	0.7
Media	0.7
Trading Companies & Distributors	0.7
Building Products	0.7
Commercial Services & Supplies	0.7
Short Term Investments	6.7
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Aerospace & Defense ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 33.22%, and the total return for the S&P Aerospace & Defense Select Industry Index (the “Index”) was 33.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The aerospace & defense industry had positive returns in each of the first 3 fiscal quarters. The industry outpaced the S&P 500 during each of those periods as well. Conversely, the last fiscal quarter brought a negative return, and industry performance also lagged the S&P’s return for that quarter. Overall, the industry outpaced the broader market for the fiscal year. Airlines helped the surge with renewal orders on aircrafts that offered higher fuel efficiency. Also, a rise in disposable income helped to increase air traffic for both people and goods. The US federal government’s budget sequester cast a shadow on the defense industry at the start of the fiscal year. However, the industry was able to counter the budget cuts by generating business from foreign defense spending, as well as taking in revenue from military initiatives awarded prior to the sequester.

On an individual security level, the top positive contributors to the Fund’s performance were Alliant Techsystems Inc., Spirit AeroSystems Holdings, Inc., and Lockheed Martin Corp. The top negative contributors to the Fund’s performance were DigitalGlobe, Inc., Triumph Group, Inc., and KEYW Holding Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Aerospace & Defense ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P AEROSPACE &			S&P AEROSPACE &
	NET ASSET	MARKET	DEFENSE SELECT	NET ASSET	MARKET	DEFENSE SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	33.22%	33.20%	33.73%	33.22%	33.20%	33.73%

SINCE INCEPTION (1)	110.61%	110.57%	112.84%	31.03%	31.02%	31.55%

(1)	For the period September 28, 2011 to June 30, 2014.

SPDR S&P Aerospace & Defense ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Aerospace & Defense ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	SPIRIT AEROSYSTEMS	HEXCEL	BE AEROSPACE,	ESTERLINE TECHNOLOGIES	HONEYWELL
DESCRIPTION	HOLDINGS, INC. (CLASS A)	CORP.	INC.	CORP.	INTERNATIONAL, INC.

MARKET VALUE	$1,794,997	1,777,882	1,772,386	1,764,099	1,754,989

% OF NET ASSETS	3.6	3.6	3.5	3.5	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Aerospace & Defense	99.7%
Short Term Investments	22.2
Other Assets & Liabilities	(21.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Biotech ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 48.59%, and the total return for the S&P Biotechnology Select Industry Index (the “Index”) was 47.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, securities lending income and slight variations contributed to the difference between the Fund’s performance and that of the Index.

The biotech industry has seen its share of ups and downs over the last fiscal year. During this time, however, the Fund significantly outperformed the S&P 500 and many other sectors. One driver that has boosted performance over the last five years is the number of mergers and acquisitions that occured within the industry. That trend continued this fiscal year and served as a catalyst for those companies. Other key factors that contributed to a strong fiscal year include an aging global population and the introduction of the Affordable Care Act. This legislation has increased the number of insured Americans, which led to an increased demand for the products produced by biotech companies.

On an individual security level, the top positive contributors to the Fund’s performance were Intercept Pharmaceuticals, Inc.; Idenix Pharmaceuticals, Inc.; and InterMune, Inc. The top negative contributors to the Fund’s performance were TESARO, Inc.; Dendreon Corporation and ARIAD Pharmaceuticals, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	48.59%	48.71%	47.71%	48.59%	48.71%	47.71%

THREE YEARS	113.04%	112.99%	111.96%	28.67%	28.66%	28.45%

FIVE YEARS	206.81%	206.75%	206.48%	25.13%	25.13%	25.11%

SINCE INCEPTION (1)	218.82%	218.88%	222.54%	14.78%	14.78%	14.94%

(1)	For the period January 31, 2006 to June 30, 2014.

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	INSMED,	VERTEX PHARMACEUTICALS,	SYNAGEVA BIOPHARMA	INOVIO PHARMACEUTICALS,	ORGANOVO HOLDINGS,
DESCRIPTION	INC.	INC.	CORP.	INC.	INC.

MARKET VALUE	$22,370,507	17,956,251	17,474,981	17,235,713	16,878,439

% OF NET ASSETS	2.0	1.6	1.6	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	99.9%
Short Term Investments	25.7
Other Assets & Liabilities	(25.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Health Care Equipment ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 24.74%, and the total return for the S&P Health Care Equipment Select Industry Index (the “Index”) was 24.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Health Care Equipment Services continued to enjoy positive returns during the fiscal year. Sector performance was bolstered by growing mergers and acquisitions activity and new product advancement. Great strides continued to be made in new health care product development, especially in the areas of cardiology and diabetes-related medical equipment. At the same time, concerns heightened over a potential excise tax on various medical devices, such as defibrillators and pacemakers, as a result of Obamacare. In the end, health care remained one of the most consistent S&P performers through the entire Reporting Period. The sector outpaced the S&P 500 Index, finishing at the top of all ten S&P sectors.

On an individual security level, the top positive contributors to the Fund’s performance were MAKO Surgical Corp., DexCom, Inc.; and Align Technology, Inc. The top negative contributors to the Fund’s performance were ZELTIQ Aesthetics, Inc.; Antares Pharma, Inc.; and Intuitive Surgical, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Health Care Equipment ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
			EQUIPMENT SELECT			EQUIPMENT SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	24.74%	24.75%	24.97%	24.74%	24.75%	24.97%

THREE YEARS	46.92%	47.03%	48.36%	13.68%	13.71%	14.05%

SINCE INCEPTION (1)	60.78%	60.76%	62.60%	14.86%	14.86%	15.25%

(1)	For the period January 26, 2011 to June 30, 2014.

SPDR S&P Health Care Equipment ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Health Care Equipment ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		ALIGN TECHNOLOGY,			EDWARDS
DESCRIPTION	COVIDIEN PLC	INC.	DEXCOM, INC.	ABIOMED, INC.	LIFESCIENCES CORP.

MARKET VALUE	$653,174	575,699	574,713	571,457	571,437

% OF NET ASSETS	2.1	1.8	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Equipment	77.7%
Health Care Supplies	22.2
Short Term Investments	24.1
Other Assets & Liabilities	(24.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Health Care Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 24.16%, and the total return for the S&P Health Care Services Select Industry Index (the “Index”) was 24.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Health care services was once again a strong outperformer during the Reporting Period, finishing each of the quarters of the Reporting Period in positive territory. Several biotechnology issues were key contributors to the strength and the industry carried considerable appeal in a world where abnormally low interest rates and uncertain economic prospects obscured the outlook for more cyclical businesses. Other factors contributing to the continued strong returns were an aging population in the United States, federal changes that encouraged more insurers and expanded networks, and potential improvements in health care for veterans.

On an individual security level, the top positive contributors to the Fund’s performance were McKesson Corp., Air Methods Corp. and Select Medical Holdings Corp. The top negative contributors to the Fund’s performance were Accretive Health, Inc.; Health Management Associates, Inc. (Class A); and BioScrip, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Health Care Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
			SERVICES SELECT			SERVICES SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	24.16%	23.87%	24.56%	24.16%	23.87%	24.56%

SINCE INCEPTION (1)	109.46%	109.49%	111.66%	30.77%	30.78%	31.29%

(1)	For the period September 28, 2011 to June 30, 2014.

SPDR S&P Health Care Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Health Care Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		COMMUNITY HEALTH
DESCRIPTION	BIOSCRIP, INC.	SYSTEMS, INC.	AIR METHODS CORP.	HEALTH NET, INC.	CHEMED CORP.

MARKET VALUE	$1,708,132	1,706,320	1,699,595	1,697,781	1,694,739

% OF NET ASSETS	2.1	2.1	2.1	2.1	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Services	34.1%
Health Care Facilities	29.1
Managed Health Care	20.7
Health Care Distributors	15.9
Short Term Investments	22.8
Other Assets & Liabilities	(22.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Homebuilders ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 11.64%, and the total return for the S&P Homebuilders Select Industry Index (the “Index”) was 11.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, securities lending income and slight variations contributed to the difference between the Fund’s performance and that of the Index.

The Fund’s performance was positive for the fiscal year but lagged the broader market by a significant amount. The housing market has improved overall since the financial crisis. This was a large factor behind the positive performance for the fiscal year. Although housing has turned around in a general sense, it has softened considerably as of late. Mortgage rates and home prices have increased over this time and there has been a severe lack of supply of existing and new homes across the country. The general housing problems have had a trickle-down effect and had a negative effect on homebuilders over the past fiscal year. The harsh winter that much of the country experienced also prevented the industry from experiencing the types of gains that other industries and the broader market did during the fiscal year.

On an individual security level, the top positive contributors to the Fund’s performance were A. O. Smith Corp., Lennox International, Inc. and Tempur Sealy International, Inc. The top negative contributors to the Fund’s performance were Trex Co., Inc., Select Comfort Corp. and Pier 1 Imports, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HOMEBUILDERS			S&P HOMEBUILDERS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	11.64%	11.72%	11.98%	11.64%	11.72%	11.98%

THREE YEARS	85.50%	85.58%	87.20%	22.87%	22.89%	23.24%

FIVE YEARS	192.47%	192.57%	196.92%	23.94%	23.95%	24.32%

SINCE INCEPTION (1)	−22.98%	−22.95%	−22.45%	−3.06%	−3.05%	−2.98%

(1)	For the period January 31, 2006 to June 30, 2014.

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		RESTORATION HARDWARE	STANDARD PACIFIC	WILLIAMS-SONOMA,	THE RYLAND GROUP,
DESCRIPTION	IROBOT CORP.	HOLDINGS, INC.	CORP.	INC.	INC.

MARKET VALUE	$67,115,985	65,560,239	60,694,130	60,286,586	60,177,868

% OF NET ASSETS	3.5	3.5	3.2	3.2	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	29.5%
Building Products	25.1
Home Furnishing Retail	15.3
Household Appliances	9.6
Home Improvement Retail	9.2
Home Furnishings	8.0
Household Durables	3.2
Short Term Investments	14.1
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Metals & Mining ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 28.96%, and the total return for the S&P Metals & Mining Select Industry Index (the “Index”) was 28.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, securities lending income and slight variations contributed to the difference between the Fund’s performance and that of the Index.

During the fiscal year, the Fund performed slightly better than the S&P 500 Index. Historically, metals and mining companies have benefited from broader economic growth and increases in the global population. Over the past fiscal year, metal producers saw increased demand for their products. An example is the impact on companies that produce steel due to positive trends in the automotive industry. A recent development that drove the performance of mining companies is a process called fracking, which is a relatively new way to extract greater amounts of oil and gas from tight rocks.

On an individual security level, the top positive contributors to the Fund’s performance were AK Steel Holding Corp., US Silica Holdings, Inc.; and Alcoa, Inc. The top negative contributors to the Fund’s performance were Walter Energy, Inc.; Coeur Mines, Inc.; and Molycorp, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P METALS & MINING			S&P METALS & MINING
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	28.96%	29.14%	28.86%	28.96%	29.14%	28.86%

THREE YEARS	−36.57%	−36.57%	−36.50%	−14.08%	−14.08%	−14.04%

FIVE YEARS	20.37%	20.42%	21.39%	3.78%	3.79%	3.95%

SINCE INCEPTION (1)	6.21%	6.23%	7.75%	0.75%	0.75%	0.93%

(1)	For the period June 19, 2006 to June 30, 2014.

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	AK STEEL
DESCRIPTION	HOLDING CORP.	ROYAL GOLD, INC.	HECLA MINING CO.	COEUR MINES, INC.	NEWMONT MINING CORP.

MARKET VALUE	$18,692,516	17,024,999	16,778,378	16,426,334	16,391,628

% OF NET ASSETS	3.8	3.4	3.4	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	33.7%
Diversified Metals & Mining	22.3
Coal & Consumable Fuels	18.2
Precious Metals & Minerals	11.6
Aluminum	7.2
Gold	6.8
Short Term Investments	23.3
Other Assets & Liabilities	(23.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Equipment & Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 26.84%, and the total return for the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”) was 27.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The oil & gas equipment industry slightly outpaced the S&P 500 during the fiscal year. The last quarter of calendar year 2013 was the only quarter where the industry lagged the overall market, though it still posted a positive return during that period. Oil & gas equipment companies benefited from a surplus of natural gas caused in part by the latest trend in gas extraction called fracking, a process by which horizontal drilling into shale produces natural gas. Though crude oil rose over 9% for the fiscal year, there were many shorter periods of price fluctuations throughout the year. These peaks and valleys helped sustain the need for offshore drilling (and, therefore its equipment) helping companies such as Nabors Industries and Dril-Quip have strong years.

On an individual security level, the top positive contributors to the Fund’s performance were Basic Energy Services, Inc., CARBO Ceramics, Inc., and Nabors Industries, Ltd. The top negative contributors to the Fund’s performance were Diamond Offshore Drilling, Inc., Nuverra Environmental Solutions, Inc., and Hercules Offshore, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EQUIPMENT &			EQUIPMENT &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	26.84%	26.89%	27.22%	26.84%	26.89%	27.22%

THREE YEARS	21.17%	21.22%	21.90%	6.61%	6.63%	6.82%

FIVE YEARS	134.16%	134.53%	137.20%	18.55%	18.59%	18.86%

SINCE INCEPTION (1)	85.00%	85.04%	88.73%	7.96%	7.96%	8.23%

(1)	For the period June 19, 2006 to June 30, 2014.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	BASIC ENERGY		KEY ENERGY		FORUM ENERGY
DESCRIPTION	SERVICES, INC.	SCHLUMBERGER, LTD.	SERVICES, INC.	CARBO CERAMICS, INC.	TECHNOLOGIES, INC.

MARKET VALUE	$8,492,004	8,315,947	8,297,895	8,281,330	8,152,779

% OF NET ASSETS	2.4	2.4	2.4	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	72.4%
Oil & Gas Drilling	27.5
Short Term Investments	15.4
Other Assets & Liabilities	(15.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Exploration & Production ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 42.27%, and the total return for the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”) was 42.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and minor mis-weights in the Fund contributed to the difference between the Fund’s performance and that of the Index.

With interest rates potentially lower for longer than many market participants anticipated and net profit margins on large-cap stocks at 20-year highs, equity markets continued to hit record highs. Valuations continued to look attractive especially compared to 10-year interest rates. There was concern, though, among investors that the low level of volatility was creating complacency among equity owners, which would spell trouble for the next correction. However, given the attractive valuations and very few other compelling alternatives, many investors were perhaps begrudgingly adding to their equity portfolios. After the strong second half of 2013, the Fund continued the rally in the first half of 2014. The Fund significantly outperformed the S&P 500 for the Reporting Period. The energy sector was the fourth best performing sector in the S&P 500 Index. For example, Diamondback Energy has seen its share price soar since going public in October 2012, and it was the best performing stock in the Fund over the Reporting Period. Texas-based Diamondback produces oil and natural gas in the Permian Basin in West Texas. It specializes in horizontal drilling, an advanced technique used to extract oil after traditional vertical wells have run dry. The company’s strong stock performance was boosted by the strong earnings and its announcement to acquire additional acreage in Texas’ Midland basin for $538 million. This Fund targets the energy sector, which saw a strong bump in the second quarter of 2013, as geopolitics concerns heated up in Ukraine, Russia, Libya and the Middle East. Despite the fact that oil gradually is losing market share in the global energy mix, growing tensions in these countries pushed up the energy prices, which resulted in the outperformance of energy stocks. Furthermore, the oil/energy sector has experienced much stronger sales and earnings growth in the past three years than S&P 500.

On an individual security level, the top positive contributors to the Fund’s performance were Diamondback Energy, Inc., Magnum Hunter Resources Corp. and Carrizo Oil & Gas, Inc. The top negative contributors to the Fund’s performance were EXCO Resources, Inc., Cobalt International Energy, Inc., and Forest Oil Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EXPLORATION &			EXPLORATION &
	NET ASSET	MARKET	PRODUCTION SELECT	NET ASSET	MARKET	PRODUCTION SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	42.27%	42.33%	42.61%	42.27%	42.33%	42.61%

THREE YEARS	44.23%	44.17%	44.69%	12.98%	12.97%	13.10%

FIVE YEARS	171.37%	171.53%	174.36%	22.10%	22.11%	22.37%

SINCE INCEPTION (1)	157.65%	157.64%	162.18%	12.50%	12.50%	12.75%

(1)	For the period June 19, 2006 to June 30, 2014.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	ABRAXAS PETROLEUM	GASTAR EXPLORATION,
DESCRIPTION	CORP.	INC.	RSP PERMIAN, INC.	EMERALD OIL, INC.	CALLON PETROLEUM CO.

MARKET VALUE	$20,706,114	20,481,434	19,268,452	19,015,070	18,793,058

% OF NET ASSETS	1.4	1.4	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	79.3%
Oil & Gas Refining & Marketing	13.6
Integrated Oil & Gas	7.1
Short Term Investments	8.5
Other Assets & Liabilities	(8.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Pharmaceuticals ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 50.33%, and the total return for the S&P Pharmaceuticals Select Industry Index (the “Index”) was 50.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Pharmaceuticals and other non-cyclical businesses continued to benefit from low interest rates, outpacing the S&P 500’s positive returns in each quarter of the fiscal year. The big news was the demise of the so-called “patent cliff,” an unavoidable period in the industry where many drugs had patent expirations forthcoming. This loss of exclusivity rights introduced a flood of generic products and an industry-wide decrease in sales during the previous fiscal year. With that now in the rearview mirror, the industry began to focus on other areas and initiatives. Companies, such as Pfizer, Eli Lilly and Merck, increased their presence in emerging market countries to take advantage of increasing demand from various government health care programs. Towards the end of the fiscal year, Actavis acquired Forest Laboratories in a move designed by the generic drug maker to bring Forest’s brand products to a larger market.

On an individual security level, the top positive contributors to the Fund’s performance were Pacira Pharmaceuticals, Inc., Forest Laboratories, Inc., and Jazz Pharmaceuticals PLC. The top negative contributors to the Fund’s performance were Zogenix, Inc., Repros Therapeutics, Inc., and VIVUS, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P PHARMACEUTICALS			S&P PHARMACEUTICALS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	50.33%	50.34%	50.70%	50.33%	50.34%	50.70%

THREE YEARS	114.05%	114.20%	115.54%	28.88%	28.91%	29.17%

FIVE YEARS	271.06%	270.91%	275.89%	29.98%	29.97%	30.33%

SINCE INCEPTION (1)	269.00%	269.15%	275.16%	17.65%	17.65%	17.90%

(1)	For the period June 19, 2006 to June 30, 2014.

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			PACIRA	SALIX
			PHARMACEUTICALS,	PHARMACEUTICALS,
DESCRIPTION	AKORN, INC.	THERAVANCE, INC.	INC.	LTD.	HORIZON PHARMA, INC.

MARKET VALUE	$36,073,424	35,008,623	33,686,624	33,136,127	32,291,816

% OF NET ASSETS	3.8	3.7	3.5	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	99.9%
Short Term Investments	18.5
Other Assets & Liabilities	(18.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Retail ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 14.13%, and the total return for the S&P Retail Select Industry Index (the “Index”) was 14.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, trading costs, and securities lending revenue contributed to the difference between the Fund’s performance and that of the Index.

Over the fiscal year, the Fund generated positive returns. Some of the main drivers of the performance within the retail industry were consumer spending, unemployment, and the interest rate environment. The combination of low interest rates and improving unemployment figures helped to improve consumer spending, which in turn bolstered performance of the retail industry. During the Reporting Period, the Fund moved in line with its benchmark.

On an individual security level, the top positive contributors to the Fund’s performance were Rite Aid Corp., Netflix, Inc. and Lithia Motors, Inc. The top negative contributors to the Fund’s performance were J. C. Penney Company, Francesca’s Holdings Corp., and Aeropostale, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P RETAIL SELECT			S&P RETAIL SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	14.13%	14.13%	14.49%	14.13%	14.13%	14.49%

THREE YEARS	67.79%	67.82%	68.93%	18.83%	18.84%	19.09%

FIVE YEARS	232.08%	232.10%	236.37%	27.13%	27.13%	27.46%

SINCE INCEPTION (1)	158.46%	158.46%	164.53%	12.55%	12.55%	12.88%

(1)	For the period June 19, 2006 to June 30, 2014.

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	LITHIA MOTORS, INC.
DESCRIPTION	(CLASS A)	CARMAX, INC.	CONN’S, INC.	ASBURY AUTOMOTIVE GROUP, INC.	LANDS’ END, INC.

MARKET VALUE	$7,475,272	7,171,399	7,072,944	6,725,796	6,708,277

% OF NET ASSETS	1.2	1.1	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	24.6%
Specialty Stores	15.7
Automotive Retail	14.2
Internet Retail	12.1
General Merchandise Stores	8.7
Food Retail	7.8
Department Stores	5.9
Computer & Electronics Retail	3.1
Drug Retail	2.9
Hypermarkets & Super Centers	2.9
Catalog Retail	1.0
Specialized Consumer Services	0.9
Short Term Investments	2.0
Other Assets & Liabilities	(1.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Semiconductor ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 41.59%, and the total return for the S&P Semiconductor Select Industry Index (the “Index”) was 42.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The semiconductor industry had an extremely strong year with continuous positive performance in all four quarters of the Reporting Period. After a lackluster first half of 2013, growth-oriented stocks recaptured considerable investor attention during 2013’s third quarter, which greatly helped returns for technology type stocks. During the first half of 2014, significant trends remained to focus on stabilizing the PC market, increasing adoption of tablets and smartphones, as well as the emergence of the new category of wearable devices. The strength in these markets and continued innovation within them continued to lead to strengthening demand for semiconductors through the fiscal year.

On an individual security level, the top positive contributors to the Fund’s performance were Micron Technology, Inc., TriQuint Semiconductor, Inc. and Skyworks Solutions, Inc. The top negative contributors to the Fund’s performance were Entropic Communications, Inc., Cree, Inc. and Semtech Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SEMICONDUCTOR			S&P SEMICONDUCTOR
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	41.59%	41.58%	42.09%	41.59%	41.58%	42.09%

THREE YEARS	36.98%	36.91%	37.56%	11.06%	11.04%	11.21%

FIVE YEARS	129.94%	129.85%	132.50%	18.12%	18.11%	18.38%

SINCE INCEPTION (1)	48.87%	48.80%	49.14%	4.84%	4.84%	4.87%

(1)	For the period January 31, 2006 to June 30, 2014.

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

				MICRON TECHNOLOGY,	INTEGRATED DEVICE
DESCRIPTION	SUNPOWER CORP.	FIRST SOLAR, INC.	SYNAPTICS, INC.	INC.	TECHNOLOGY, INC.

MARKET VALUE	$4,245,692	4,074,723	3,960,968	3,907,837	3,901,037

% OF NET ASSETS	2.6	2.5	2.4	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	99.9%
Short Term Investments	8.9
Other Assets & Liabilities	(8.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Software & Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 24.31%, and the total return for the S&P Software & Services Select Industry Index (the “Index”) was 24.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Software & Services had a very strong first quarter of the fiscal year, in which it outpaced the S&P 500. It lagged the overall market in each of the last 3 quarters, however, leading to a near identical return versus the S&P 500 for the fiscal year as a whole. Social media continued to be a major factor in the industry. Facebook had a strong fiscal year and continued to acquire other companies (most notably WhatsApp and Oculus Rift). The other big story was the Google stock split in April 2014, which forced major index providers to re-evaluate their constituent membership rules. Overall, healthy competition remained a common theme throughout the industry. Software & Service companies kept searching for ways to differentiate themselves. Data protection and mobile advertising solutions were areas that continued to pose serious challenges within the industry.

On an individual security level, the top positive contributors to the Fund’s performance were Facebook, Inc.; Zillow, Inc.; and Yelp Inc. The top negative contributors to the Fund’s performance were Liquidity Services, Inc.; Jive Software, Inc.; and Angie’s List, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Software & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SOFTWARE &			S&P SOFTWARE &
			SERVICES SELECT			SERVICES SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	24.31%	24.29%	24.67%	24.31%	24.29%	24.67%

SINCE INCEPTION (1)	87.93%	87.93%	89.68%	25.72%	25.72%	26.17%

(1)	For the period September 28, 2011 to June 30, 2014.

SPDR S&P Software & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Software & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

					GLOBAL EAGLE
DESCRIPTION	MICROS SYSTEMS, INC.	IMPERVA, INC.	TEXTURA CORP.	SPLUNK, INC.	ENTERTAINMENT, INC.

MARKET VALUE	$209,336	204,571	202,453	201,899	201,748

% OF NET ASSETS	0.7	0.7	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Application Software	28.4%
Internet Software & Services	27.1
Data Processing & Outsourced Services	18.8
Systems Software	11.1
IT Consulting & Other Services	11.0
Home Entertainment Software	2.3
Diversified Commercial & Professional Services	1.1
Short Term Investments	24.6
Other Assets & Liabilities	(24.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Telecom ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 17.92%, and the total return for the S&P Telecom Select Industry Index (the “Index”) was 18.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, dividend distribution, small security mis-weights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

The Index slightly lagged the S&P 500 for the Reporting Period. Despite outperforming the S&P 500 during the third quarter of 2013, the telecommunications sector was one of the worst performing sectors of the quarter as earnings reports from the major carriers revealed a need for greater investment costs to maintain their networks. Telecom also lagged the S&P 500 for the fourth quarter of 2013, as well as the fiscal year as investors lost interest in income-oriented groups. As the economy showed a reversal of gains in early 2014, the Index remained positive throughout the first two quarters of 2014. Consolidation within the industry due to shortage of airwaves and economies of scale continued early in the year with the largest acquisition of the wireless industry taking place during the first quarter. Verizon Communications Inc. purchased the remaining 45% stake of Verizon Wireless Network from Vodafone Group PLC. The gradual growth of wireless as the future of the industry along with popular innovations, such as virtualization and cloud-based technologies, were other key factors that contributed to the sector’s positive momentum.

On an individual security level, the top positive contributors to the Fund’s performance were ARRIS Group, Inc., Level 3 Communications, Inc. and Palo Alto Networks, Inc. The top negative contributors to the Fund’s performance were Extreme Networks, Inc., Ixia and NII Holdings, Inc. (Class B).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Telecom ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TELECOM SELECT			S&P TELECOM SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

ONE YEAR	17.92%	17.79%	18.30%	17.92%	17.79%	18.30%

THREE YEARS	15.35%	15.28%	16.56%	4.88%	4.85%	5.24%

SINCE INCEPTION (1)	17.00%	16.90%	18.40%	4.69%	4.66%	5.05%

(1)	For the period January 26, 2011 to June 30, 2014.

SPDR S&P Telecom ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Telecom ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

				IRIDIUM
DESCRIPTION	8X8, INC.	CALAMP CORP.	TW TELECOM, INC.	COMMUNICATIONS, INC.	JDS UNIPHASE CORP.

MARKET VALUE	$588,838	573,622	573,128	567,683	555,938

% OF NET ASSETS	2.3	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	63.1%
Alternative Carriers	14.5
Integrated Telecommunication Services	13.0
Wireless Telecommunication Services	9.1
Short Term Investments	20.9
Other Assets & Liabilities	(20.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Transportation ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 41.97%, and the total return for the S&P Transportation Select Industry Index (the “Index”) was 42.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, dividend distribution, small security misweights, and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The S&P Transportation Select Industry Index handedly outpaced the S&P 500 Index over the Reporting Period. Transportation was one of the best performing sectors of 2013 and that trend continued into 2014. Solid US economic data and improved investor sentiment helped sector performance. Transportation companies experienced increased business when demand for goods increased across the broader sector spectrum. The Index did see a slight downturn beginning in 2014 as the transportation industry encountered a difficult and severely cold winter that restricted the movement of merchandise and goods. Naturally, parcel delivery companies, such as UPS and FedEx, were hit hardest by this natural phenomenon. The bearish tone of this economic environment was tempered in the Index because of its diversified nature and exposure to other components of the industry, which fared much better (such as trucking and airlines). The Index improved further in the second quarter of 2014, and was able to counter the potential blow from the industry’s negative components by posting its second best quarter for the fiscal year.

On an individual security level, the top positive contributors to the Fund’s performance were Delta Air Lines, Inc., Southwest Airlines Co. and Spirit Airlines, Inc. The top negative contributors to the Fund’s performance were SkyWest, Inc., Atlas Air Worldwide Holdings, Inc. and UTI Worldwide, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Transportation ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TRANSPORTATION			S&P TRANSPORTATION
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	41.97%	42.11%	42.46%	41.97%	42.11%	42.46%

THREE YEARS	79.72%	79.94%	81.79%	21.58%	21.63%	22.04%

SINCE INCEPTION (1)	87.84%	87.98%	90.29%	20.19%	20.22%	20.66%

(1)	For the period January 26, 2011 to June 30, 2014.

SPDR S&P Transportation ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Transportation ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	YRC WORLDWIDE,		AMERICAN AIRLINES	JETBLUE AIRWAYS	HERTZ GLOBAL
DESCRIPTION	INC.	FEDEX CORP.	GROUP, INC.	CORP.	HOLDINGS, INC.

MARKET VALUE	$6,183,076	5,822,832	5,737,695	5,718,525	5,712,150

% OF NET ASSETS	2.7	2.6	2.6	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Trucking	37.5%
Airlines	23.9
Air Freight & Logistics	20.6
Railroads	12.2
Marine	4.4
Airport Services	1.4
Short Term Investments	24.0
Other Assets & Liabilities	(24.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 1500 Value Tilt ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 23.91%, and the total return for the S&P 1500 Low Valuation Tilt Index (the “Index”) was 24.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) all contributed to the difference between the Fund’s performance and that of the Index.

US stocks steadily marched higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness), and an increase in mergers and acquisition activity. Perhaps more importantly, Janet Yellen came across as thorough and confident in her first formal testimony before Congress as chair of the US Federal Reserve. With policy continuity assured, interest rates potentially lower for longer than many market participants anticipated, and net profit margins on large-cap stocks at 20-year highs, equity markets hit record highs.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., ConocoPhillips and Wells Fargo & Co. The top negative contributors to the Fund’s performance were Target Corp., Staples, Inc. and International Business Machines Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 1500 Value Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 1500 LOW	NET ASSET	MARKET	S&P 1500 LOW
	VALUE	VALUE	VALUATION TILT INDEX	VALUE	VALUE	VALUATION TILT INDEX

ONE YEAR	23.91%	23.94%	24.45%	23.91%	23.94%	24.45%

SINCE INCEPTION (1)	47.28%	47.27%	48.46%	25.83%	25.83%	26.50%

(1)	For the period October 24, 2012 to June 30, 2014.

SPDR S&P 1500 Value Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P 1500 Value Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	APPLE, INC.	JPMORGAN CHASE & CO.	WAL-MART STORES, INC.

MARKET VALUE	$223,510	185,512	165,137	161,624	160,274

% OF NET ASSETS	2.7	2.2	2.0	1.9	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	12.1%
Banks	8.2
Insurance	5.3
Food & Staples Retailing	3.9
Pharmaceuticals	3.6
Health Care Providers & Services	3.4
Diversified Telecommunication Services	3.3
Technology Hardware, Storage & Peripherals	3.1
Media	2.6
Electric Utilities	2.5
Capital Markets	2.5
Software	2.3
IT Services	2.3
Diversified Financial Services	2.1
Aerospace & Defense	2.1
Specialty Retail	2.1
Semiconductors & Semiconductor Equipment	2.0
Industrial Conglomerates	2.0
Chemicals	1.9
Automobiles	1.9
Energy Equipment & Services	1.9
Machinery	1.8
Food Products	1.7
Real Estate Investment Trusts	1.6
Health Care Equipment & Supplies	1.6
Multi-Utilities	1.6
Internet Software & Services	1.3
Communications Equipment	1.3
Hotels, Restaurants & Leisure	1.3
Beverages	1.2
Household Products	1.2
Metals & Mining	1.1
Tobacco	1.1
Electronic Equipment, Instruments & Components	1.0
Consumer Finance	0.9
Multiline Retail	0.9
Biotechnology	0.9
Air Freight & Logistics	0.7
Commercial Services & Supplies	0.7
Road & Rail	0.7
Electrical Equipment	0.5
Household Durables	0.5
Textiles, Apparel & Luxury Goods	0.5
Internet & Catalog Retail	0.4
Auto Components	0.4
Containers & Packaging	0.4
Airlines	0.4
Paper & Forest Products	0.3
Construction & Engineering	0.3
Gas Utilities	0.3
Professional Services	0.3
Life Sciences Tools & Services	0.3
Thrifts & Mortgage Finance	0.2
Independent Power and Renewable Electricity Producers	0.2
Trading Companies & Distributors	0.2
Diversified Consumer Services	0.1
Leisure Products	0.1
Personal Products	0.1
Building Products	0.1
Distributors	0.1
Construction Materials	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Health Care Technology	0.0	**
Marine	0.0	**
Water Utilities	0.0	**
Short Term Investments	21.3
Other Assets & Liabilities	(21.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 1500 Momentum Tilt ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 25.21%, and the total return for the S&P 1500 Positive Momentum Tilt Index (the “Index”) was 25.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) all contributed to the difference between the Fund’s performance and that of the Index.

US stocks steadily marched higher over the past twelve months, despite some periods of market uncertainty including the conflict in Syria, the partial US government shutdown, and the tensions between Russia and Ukraine. A climb in equity prices was helped by firmer macroeconomic data from Europe and China (which limited concern for any US sluggishness), and an increase in mergers and acquisition activity. Perhaps more importantly, Janet Yellen came across as thorough and confident in her first formal testimony before Congress as chair of the US Federal Reserve. With policy continuity assured, interest rates potentially lower for longer than many market participants anticipated, and net profit margins on large-cap stocks at 20-year highs, equity markets hit record highs.

On an individual security level, the top positive contributors to the Fund’s performance were Google, Inc., Apple, Inc., and Gilead Sciences, Inc. The top negative contributors to the Fund’s performance were Cisco Systems, Inc, Vertex Pharmaceuticals, Inc., and General Motors Co.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P 1500 POSITIVE			S&P 1500 POSITIVE
			MOMENTUM TILT			MOMENTUM TILT
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

ONE YEAR	25.21%	25.17%	25.75%	25.21%	25.17%	25.75%

SINCE INCEPTION (1)	43.23%	43.24%	44.28%	23.77%	23.77%	24.36%

(1)	For the period October 24, 2012 to June 30, 2014.

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P 1500 Momentum Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	WELLS FARGO & CO.	BANK OF AMERICA CORP.	EXXON MOBIL CORP.

MARKET VALUE	$373,950	248,448	248,188	179,383	178,606

% OF NET ASSETS	3.0	2.0	2.0	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	7.7%
Oil, Gas & Consumable Fuels	6.0
Pharmaceuticals	5.4
Technology Hardware, Storage & Peripherals	4.6
Internet Software & Services	4.4
Software	4.2
Aerospace & Defense	4.0
Media	3.7
Insurance	3.2
Chemicals	3.1
Health Care Providers & Services	3.0
Biotechnology	3.0
IT Services	2.9
Machinery	2.6
Energy Equipment & Services	2.6
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.5
Health Care Equipment & Supplies	2.3
Industrial Conglomerates	2.1
Internet & Catalog Retail	1.9
Specialty Retail	1.9
Food & Staples Retailing	1.8
Communications Equipment	1.7
Diversified Financial Services	1.6
Hotels, Restaurants & Leisure	1.4
Consumer Finance	1.3
Food Products	1.2
Electronic Equipment, Instruments & Components	1.2
Road & Rail	1.2
Textiles, Apparel & Luxury Goods	1.0
Real Estate Investment Trusts	0.9
Beverages	0.8
Electrical Equipment	0.8
Household Products	0.8
Life Sciences Tools & Services	0.8
Auto Components	0.7
Multi-Utilities	0.7
Air Freight & Logistics	0.7
Metals & Mining	0.7
Airlines	0.6
Electric Utilities	0.6
Commercial Services & Supplies	0.6
Automobiles	0.5
Tobacco	0.5
Household Durables	0.5
Professional Services	0.4
Containers & Packaging	0.4
Multiline Retail	0.4
Diversified Telecommunication Services	0.3
Construction & Engineering	0.3
Trading Companies & Distributors	0.2
Leisure Products	0.2
Diversified Consumer Services	0.2
Building Products	0.2
Construction Materials	0.2
Gas Utilities	0.1
Thrifts & Mortgage Finance	0.1
Paper & Forest Products	0.1
Health Care Technology	0.1
Distributors	0.1
Real Estate Management & Development	0.1
Independent Power and Renewable Electricity Producers	0.1
Marine	0.1
Personal Products	0.0	**
Water Utilities	0.0	**
Wireless Telecommunication Services	0.0	**
Short Term Investments	21.4
Other Assets & Liabilities	(21.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell 1000 Low Volatility ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 1000 Low Volatility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 20.06%, and the total return for the Russell 1000® Low Volatility Index (the “Index”) was 20.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, securities lending income and slight variations contributed to the difference between the Fund’s performance and that of the Index.

The Fund experienced strong positive returns for the fiscal year, but slightly lagged the broader market during this time. In periods of high stock returns, it is common for a portfolio with a low volatility tilt to underperform the overall market. Although the market has been recovering over the past few years, it is clear that investors are still somewhat tentative. This fiscal year proved that there is still a lot of uncertainty in the market due to geopolitical concerns, such as the conflict between Russia and Ukraine. Also, during this Reporting Period, interest rates remained historically low and unchanged. These factors caused investors to flock to higher yielding and defensive stocks, which explains why the Fund’s best performers were health care, industrial and utility companies.

On an individual security level, the top positive contributors to the Fund’s performance were Covidien PLC, Pepco Holdings, Inc. and The Walt Disney Co. The top negative contributors to the Fund’s performance were Invesco Ltd., National Retail Properties, Inc. and VeriSign, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell 1000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 1000 LOW	NET ASSET	MARKET	S&P 1000 LOW
	VALUE	VALUE	VOLATILITY INDEX	VALUE	VALUE	VOLATILITY INDEX

ONE YEAR	20.06%	20.14%	20.37%	20.06%	20.14%	20.37%

SINCE INCEPTION (1)	26.72%	26.73%	27.16%	19.04%	19.04%	19.40%

(1)	For the period February 20, 2013 to June 30, 2014.

SPDR Russell 1000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell 1000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

				MARSH & MCLENNAN
DESCRIPTION	THE CLOROX CO.	JOHNSON & JOHNSON	PRAXAIR, INC.	COS., INC.	THE WALT DISNEY CO.

MARKET VALUE	$218,903	218,447	217,592	217,540	217,523

% OF NET ASSETS	2.0	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

IT Services	8.4%
Health Care Equipment & Supplies	8.3
Aerospace & Defense	7.6
Insurance	5.7
Banks	5.4
Electric Utilities	5.0
Household Products	4.3
Multi-Utilities	4.2
Real Estate Investment Trusts	3.9
Oil, Gas & Consumable Fuels	3.6
Food Products	3.5
Beverages	3.3
Health Care Providers & Services	3.3
Internet Software & Services	3.0
Tobacco	2.8
Machinery	2.7
Chemicals	2.7
Industrial Conglomerates	2.5
Pharmaceuticals	2.3
Media	2.3
Diversified Telecommunication Services	2.0
Air Freight & Logistics	1.9
Hotels, Restaurants & Leisure	1.9
Thrifts & Mortgage Finance	1.9
Internet & Catalog Retail	1.6
Diversified Financial Services	1.4
Capital Markets	1.2
Food & Staples Retailing	0.9
Wireless Telecommunication Services	0.8
Commercial Services & Supplies	0.6
Software	0.3
Semiconductors & Semiconductor Equipment	0.3
Short Term Investments	24.2
Other Assets & Liabilities	(23.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Russell 2000 Low Volatility ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 2000 Low Volatility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 23.32%, and the total return for the Russell 2000 Low Volatility Index (the “Index”) was 23.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund had positive returns during each fiscal quarter, but slightly lagged the return of the broader Russell 2000 Index for the fiscal year. It is expected that a portfolio with a low volatility tilt would underperform the market during strong return periods. Small-cap stocks in general were very strong this fiscal year due in part to an increase in merger and acquisition activity, positive feedback from new leadership at the Federal Reserve, relatively high corporate profit margins, and interest rates remaining at record lows longer than anticipated.

On an individual security level, the top positive contributors to the Fund’s performance were Curtiss-Wright Corp., BofI Holding, Inc.; and Vector Group, Ltd. The top negative contributors to the Fund’s performance were Cash America International, Inc., WisdomTree Investments, Inc.; and Arctic Cat, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell 2000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 2000 LOW	NET ASSET	MARKET	S&P 2000 LOW
	VALUE	VALUE	VOLATILITY INDEX	VALUE	VALUE	VOLATILITY INDEX

ONE YEAR	23.32%	23.49%	23.32%	23.32%	23.49%	23.32%

SINCE INCEPTION (1)	29.17%	29.20%	29.32%	20.73%	20.75%	20.89%

(1) For the period February 20, 2013 to June 30, 2014.

SPDR Russell 2000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell 2000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	BELDEN, INC.	HILLENBRAND, INC.	CLECO CORP.	AVISTA CORP.	PRIMERICA, INC.

MARKET VALUE	$302,792	297,755	297,226	295,714	295,474

% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	13.3%
Real Estate Investment Trusts	12.6
Insurance	8.1
Electric Utilities	8.0
Aerospace & Defense	5.3
Electronic Equipment, Instruments & Components	4.3
Health Care Equipment & Supplies	3.8
Thrifts & Mortgage Finance	3.6
Multi-Utilities	3.5
Tobacco	3.5
IT Services	3.0
Gas Utilities	2.7
Commercial Services & Supplies	2.7
Chemicals	2.6
Semiconductors & Semiconductor Equipment	2.6
Trading Companies & Distributors	2.4
Machinery	2.3
Capital Markets	2.1
Distributors	1.8
Diversified Consumer Services	1.7
Health Care Providers & Services	1.7
Professional Services	1.2
Food Products	1.1
Software	1.0
Oil, Gas & Consumable Fuels	1.0
Hotels, Restaurants & Leisure	1.0
Containers & Packaging	0.8
Auto Components	0.4
Construction & Engineering	0.2
Water Utilities	0.2
Road & Rail	0.2
Textiles, Apparel & Luxury Goods	0.1
Metals & Mining	0.1
Leisure Products	0.1
Consumer Finance	0.1
Specialty Retail	0.1
Communications Equipment	0.1
Household Products	0.1
Energy Equipment & Services	0.1
Media	0.1
Household Durables	0.0	**
Air Freight & Logistics	0.0	**
Diversified Financial Services	0.0	**
Electrical Equipment	0.0	**
Real Estate Management & Development	0.0	**
Diversified Telecommunication Services	0.0	**
Multiline Retail	0.0	**
Building Products	0.0	**
Personal Products	0.0	**
Industrial Conglomerates	0.0	**
Internet Software & Services	0.0	**
Airlines	0.0	**
Beverages	0.0	**
Paper & Forest Products	0.0	**
Technology Hardware, Storage & Peripherals	0.0	**
Short Term Investments	24.3
Other Assets & Liabilities	(23.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Wells Fargo Preferred Stock ETF —
Management’s Discussion of Fund Performance

The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities. Preferred Securities are defined as non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 7.07%, and the total return for the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”) was 7.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

US stocks showed impressive resilience during the Reporting Period. Since preferred stocks are less volatile than common stocks, there is little possibility of large capital gains. A hybrid between traditional equities and bonds, preferred stocks provide certain benefits in any market climate. While the Fund posted a positive return for the period, the diminished risk lessened the return, as compared to its common stock counterparts. Heavily weighted in banks and insurance, the Fund’s performance was driven largely by these two industries.

On an individual security level, the top positive contributors to the Fund’s performance were Barclays Bank Plc, PNC Financial Services Group Inc. and Deutsche Bank Contingent Capital Trust III. The top negative contributors to the Fund’s performance were Wachovia Preferred Funding Corp, State Street Corp and Principal Financial Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.45%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
	NET ASSET	MARKET	SECURITIES	NET ASSET	MARKET	SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

ONE YEAR	7.07%	7.48%	7.01%	7.07%	7.48%	7.01%

THREE YEARS	16.23%	16.41%	16.30%	5.14%	5.20%	5.16%

SINCE INCEPTION (1)	47.91%	48.26%	49.47%	8.52%	8.57%	8.76%

(1)	For the period September 16, 2009 to June 30, 2014.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	PNC FINANCIAL SERVICES	BARCLAYS BANK	METLIFE, INC.	HSBC HOLDINGS	THE GOLDMAN SACHS
DESCRIPTION	GROUP, INC.	PLC SERIES 5	SERIES B	PLC	GROUP, INC.

MARKET VALUE	$6,088,761	5,766,444	5,663,035	5,478,806	5,091,451

% OF NET ASSETS	2.3	2.2	2.2	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	31.1%
Insurance	17.8
Diversified Financial Services	15.6
Real Estate Investment Trusts	12.6
Capital Markets	6.1
Electric Utilities	5.6
Diversified Telecommunication Services	5.4
Multi-Utilities	2.0
Machinery	1.1
Commercial Services & Supplies	0.6
Wireless Telecommunication Services	0.5
Independent Power and Renewable Electricity Producers	0.5
Media	0.4
Consumer Finance	0.3
Short Term Investments	14.7
Other Assets & Liabilities	(14.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	1,100	$30,316
Aerovironment, Inc. (a)	500	15,900
Alliant Techsystems, Inc.	900	120,528
American Science & Engineering, Inc.	200	13,918
Astronics Corp. (a)	480	27,096
BE Aerospace, Inc. (a)	2,733	252,775
Cubic Corp.	600	26,706
Curtiss-Wright Corp.	1,300	85,228
DigitalGlobe, Inc. (a)(b)	2,098	58,324
Ducommun, Inc. (a)	300	7,839
Engility Holdings, Inc. (a)	474	18,135
Esterline Technologies Corp. (a)	900	103,608
Exelis, Inc.	5,238	88,941
GenCorp, Inc. (a)(b)	1,700	32,470
General Dynamics Corp.	8,504	991,141
HEICO Corp. (b)	1,876	97,440
Hexcel Corp. (a)	2,800	114,520
Honeywell International, Inc.	22,100	2,054,195
Huntington Ingalls Industries, Inc.	1,357	128,359
Kratos Defense & Security Solutions, Inc. (a)	1,199	9,352
L-3 Communications Holdings, Inc.	2,548	307,671
LMI Aerospace, Inc. (a)(b)	300	3,924
Lockheed Martin Corp.	7,411	1,191,170
Moog, Inc. (Class A) (a)	1,300	94,757
National Presto Industries, Inc. (b)	116	8,449
Northrop Grumman Corp.	6,247	747,329
Orbital Sciences Corp. (a)	1,700	50,235
Precision Castparts Corp.	4,152	1,047,965
Raytheon Co.	9,239	852,298
Rockwell Collins, Inc.	3,781	295,447
Spirit Aerosystems Holdings, Inc. (Class A) (a)	3,300	111,210
Taser International, Inc. (a)	1,400	18,620
Teledyne Technologies, Inc. (a)	1,000	97,170
Textron, Inc.	7,742	296,441
The Boeing Co.	20,283	2,580,606
The Keyw Holding Corp. (a)(b)	900	11,313
TransDigm Group, Inc. (b)	1,500	250,890
Triumph Group, Inc.	1,400	97,748
United Technologies Corp.	25,981	2,999,507

		15,339,541

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	1,400	11,718
Atlas Air Worldwide Holdings, Inc. (a)	698	25,721
C.H. Robinson Worldwide, Inc. (b)	4,436	282,973
Echo Global Logistics, Inc. (a)(b)	500	9,585
Expeditors International of Washington, Inc.	5,794	255,863
FedEx Corp.	8,364	1,266,142
Forward Air Corp.	809	38,711
HUB Group, Inc. (Class A) (a)	1,000	50,400
Park-Ohio Holdings Corp.	200	11,622
United Parcel Service, Inc. (Class B)	19,732	2,025,687
UTI Worldwide, Inc.	2,530	26,160
XPO Logistics, Inc. (a)(b)	1,626	46,536

		4,051,118

AIRLINES — 0.5%
Alaska Air Group, Inc.	2,000	190,100
Allegiant Travel Co.	400	47,108
American Airlines Group, Inc. (a)	20,032	860,575
Copa Holdings SA (Class A)	1,002	142,855
Delta Air Lines, Inc.	23,894	925,176
Hawaiian Holdings, Inc. (a)(b)	1,400	19,194
JetBlue Airways Corp. (a)(b)	6,470	70,199
Republic Airways Holdings, Inc. (a)	1,350	14,634
SkyWest, Inc.	1,400	17,108
Southwest Airlines Co.	20,143	541,041
Spirit Airlines, Inc. (a)	1,700	107,508
United Continental Holdings, Inc. (a)	10,356	425,321

		3,360,819

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	1,914	36,155
BorgWarner, Inc.	6,487	422,888
Cooper Tire & Rubber Co.	1,800	54,000
Cooper-Standard Holding, Inc. (a)	400	26,464
Dana Holding Corp.	5,112	124,835
Dorman Products, Inc. (a)(b)	698	34,425
Drew Industries, Inc.	600	30,006
Fuel Systems Solutions, Inc. (a)	400	4,456
Gentex Corp.	3,979	115,749
Gentherm, Inc. (a)	900	40,005
Johnson Controls, Inc.	19,118	954,562
Lear Corp.	2,397	214,100
Modine Manufacturing Co. (a)	1,317	20,730
Remy International, Inc.	400	9,340
Spartan Motors, Inc.	1,000	4,540
Standard Motor Products, Inc.	600	26,802
Stoneridge, Inc. (a)	800	8,576
Superior Industries International, Inc.	600	12,372
Tenneco, Inc. (a)	1,700	111,690
The Goodyear Tire & Rubber Co.	6,896	191,571
Tower International, Inc. (a)	600	22,104
TRW Automotive Holdings Corp. (a)	3,000	268,560
Visteon Corp. (a)	1,400	135,814

		2,869,744

AUTOMOBILES — 0.8%
Ford Motor Co.	108,635	1,872,868
General Motors Co.	44,637	1,620,323
Harley-Davidson, Inc.	6,203	433,280
Tesla Motors, Inc. (a)(b)	2,602	624,636
Thor Industries, Inc.	1,205	68,528
Winnebago Industries, Inc. (a)	800	20,144

		4,639,779

BANKS — 5.6%
1st Source Corp.	400	12,248
1st United Bancorp, Inc.	800	6,896
Ameris Bancorp (a)	698	15,049
Ames National Corp.	300	6,942
Associated Banc-Corp.	4,700	84,976
Bancfirst Corp.	200	12,380

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Banco Latinoamericano de Comercio Exterior SA	800	$23,736
Bancorp, Inc. (a)	900	10,719
BancorpSouth, Inc.	2,700	66,339
Bank of America Corp.	292,983	4,503,149
Bank of Hawaii Corp.	1,282	75,241
Bank of Marin Bancorp (b)	200	9,118
Bank of the Ozarks, Inc. (b)	1,800	60,210
BankUnited, Inc.	2,800	93,744
Banner Corp.	509	20,172
BB&T Corp.	19,551	770,896
BBCN Bancorp, Inc.	2,192	34,962
BNC Bancorp (b)	500	8,535
BOK Financial Corp.	698	46,487
Boston Private Financial Holdings, Inc.	2,200	29,568
Bridge Bancorp, Inc.	300	7,197
Bryn Mawr Bank Corp.	400	11,648
Camden National Corp.	200	7,752
Capital Bank Financial Corp. (Class A) (a)	698	16,480
Cardinal Financial Corp.	800	14,768
Cathay General Bancorp	2,066	52,807
Centerstate Banks, Inc.	821	9,195
Central Pacific Financial Corp.	600	11,910
Chemical Financial Corp.	800	22,464
CIT Group, Inc.	5,621	257,217
Citigroup, Inc.	85,810	4,041,651
Citizens & Northern Corp. (b)	300	5,847
City Holding Co. (b)	400	18,048
City National Corp.	1,300	98,488
CNB Financial Corp.	300	5,040
CoBiz Financial, Inc.	1,000	10,770
Columbia Banking System, Inc.	1,439	37,860
Comerica, Inc.	5,156	258,625
Commerce Bancshares, Inc.	2,204	102,486
Community Bank System, Inc. (b)	1,100	39,820
Community Trust Bancorp, Inc.	440	15,057
Cullen/Frost Bankers, Inc.	1,500	119,130
Customers Bancorp, Inc. (a)(b)	660	13,207
CVB Financial Corp. (b)	2,609	41,822
Eagle Bancorp, Inc. (a)	600	20,250
East West Bancorp, Inc.	4,264	149,197
Enterprise Financial Services Corp.	500	9,030
F.N.B. Corp.	4,030	51,665
Fifth Third Bancorp	24,361	520,107
Financial Institutions, Inc.	400	9,368
First Bancorp	548	10,056
First BanCorp- Puerto Rico (a)	2,000	10,880
First Busey Corp.	2,000	11,620
First Citizens BancShares, Inc. (Class A)	200	49,000
First Commonwealth Financial Corp. (b)	2,748	25,336
First Community Bancshares, Inc.	500	7,165
First Connecticut Bancorp, Inc.	500	8,025
First Financial Bancorp	1,642	28,259
First Financial Bankshares, Inc. (b)	1,800	56,466
First Financial Corp.	300	9,657
First Horizon National Corp.	6,727	79,782
First Interstate Bancsystem, Inc.	500	13,590
First Merchants Corp.	835	17,652
First Midwest Bancorp, Inc.	2,098	35,729
First Niagara Financial Group, Inc.	9,853	86,115
First Republic Bank	3,800	208,962
FirstMerit Corp.	4,600	90,850
Flushing Financial Corp.	900	18,495
Fulton Financial Corp.	5,398	66,881
German American Bancorp, Inc. (b)	400	10,832
Glacier Bancorp, Inc.	2,000	56,760
Great Southern Bancorp, Inc.	300	9,615
Hancock Holding Co.	2,400	84,768
Hanmi Financial Corp.	900	18,972
Heartland Financial USA, Inc.	400	9,892
Heritage Financial Corp.	755	12,148
Home Bancshares, Inc.	1,300	42,666
HomeTrust Bancshares, Inc. (a)	600	9,462
Hudson Valley Holding Corp. (b)	500	9,025
Huntington Bancshares, Inc.	23,347	222,730
IBERIABANK Corp.	800	55,352
Independent Bank Corp.-Massachusetts	609	23,373
International Bancshares Corp.	1,448	39,096
Investors Bancorp, Inc.	10,014	110,655
JPMorgan Chase & Co.	106,427	6,132,324
KeyCorp	25,643	367,464
Lakeland Bancorp, Inc.	840	9,072
Lakeland Financial Corp.	900	34,344
M&T Bank Corp. (b)	3,614	448,317
MainSource Financial Group, Inc.	600	10,350
MB Financial, Inc.	1,542	41,711
Metro Bancorp, Inc. (a)	400	9,248
National Bankshares, Inc.	200	6,178
National Penn Bancshares, Inc.	3,235	34,226
NBT Bancorp, Inc.	1,199	28,800
OFG Bancorp	1,300	23,933
Old National Bancorp	2,807	40,084
OmniAmerican Bancorp, Inc.	300	7,500
Pacific Continental Corp.	500	6,865
PacWest Bancorp	2,633	113,667
Park National Corp.	300	23,160
Park Sterling Corp.	1,199	7,901
Peoples Bancorp, Inc.	300	7,935
Pinnacle Financial Partners, Inc.	1,000	39,480
PNC Financial Services Group, Inc.	15,070	1,341,983
Popular, Inc. (a)	2,909	99,430
Preferred Bank (a)	300	7,092
PrivateBancorp, Inc.	1,800	52,308
Prosperity Bancshares, Inc.	1,700	106,420
Regions Financial Corp.	39,376	418,173
Renasant Corp. (b)	1,300	37,791
Republic Bancorp, Inc. (Class A)	300	7,116
S&T Bancorp, Inc. (b)	800	19,880
Sandy Spring Bancorp, Inc.	670	16,690
Signature Bank (a)	1,300	164,034
Simmons First National Corp.	450	17,725
South State Corp.	711	43,371
Southside Bancshares, Inc. (b)	524	15,175
Southwest Bancorp, Inc.	500	8,530
State Bank Financial Corp.	900	15,219

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Sterling Bancorp	2,334	$28,008
Stock Yards Bancorp, Inc.	400	11,960
Suffolk Bancorp (a)	300	6,693
SunTrust Banks, Inc.	15,033	602,222
Susquehanna Bancshares, Inc.	5,163	54,521
SVB Financial Group (a)	1,300	151,606
Synovus Financial Corp.	4,079	99,446
Taylor Capital Group, Inc. (a)	500	10,690
TCF Financial Corp.	4,600	75,302
Texas Capital Bancshares, Inc. (a)	1,100	59,345
The First of Long Island Corp.	200	7,816
The National Bank Holdings Corp. (Class A) (b)	1,500	29,910
Tompkins Financial Corp.	400	19,272
TowneBank	698	10,966
Trico Bancshares (b)	400	9,256
Trustmark Corp.	1,909	47,133
U.S. Bancorp	47,902	2,075,115
UMB Financial Corp.	1,208	76,575
Umpqua Holdings Corp.	4,622	82,826
Union Bankshares Corp.	1,815	46,555
United Bankshares, Inc. (b)	1,791	57,903
United Community Banks, Inc.	1,246	20,397
Univest Corp. of Pennsylvania	500	10,350
Valley National Bancorp (b)	5,600	55,496
ViewPoint Financial Group	1,100	29,601
Washington Trust Bancorp, Inc.	400	14,708
Webster Financial Corp.	2,500	78,850
Wells Fargo & Co.	133,032	6,992,162
WesBanco, Inc.	698	21,666
West Bancorporation, Inc. (b)	400	6,092
Westamerica Bancorporation (b)	800	41,824
Western Alliance Bancorp (a)	2,110	50,218
Wilshire Bancorp, Inc.	1,752	17,993
Wintrust Financial Corp.	1,506	69,276
Yadkin Financial Corp. (a)	400	7,536
Zions Bancorporation	5,166	152,242

		34,315,166

BEVERAGES — 1.7%
Boston Beer Co., Inc. (Class A) (a)	304	67,950
Brown-Forman Corp. (Class B)	4,200	395,514
Coca-Cola Enterprises, Inc.	7,638	364,944
Coca-Cola Hellenic Bottling Co.	100	7,367
Constellation Brands, Inc. (Class A) (a)	4,282	377,373
Dr. Pepper Snapple Group, Inc.	5,682	332,851
Molson Coors Brewing Co. (Class B)	3,937	291,968
Monster Beverage Corp. (a)	3,740	265,652
National Beverage Corp. (a)	300	5,676
PepsiCo, Inc.	42,208	3,770,863
The Coca-Cola Co.	110,653	4,687,261

		10,567,419

BIOTECHNOLOGY — 2.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,000	45,180
Achillion Pharmaceuticals, Inc. (a)(b)	2,700	20,439
Acorda Therapeutics, Inc. (a)	1,093	36,845
Aegerion Pharmaceuticals, Inc. (a)(b)	800	25,672
Alexion Pharmaceuticals, Inc. (a)	5,527	863,594
Alkermes PLC (a)	4,046	203,635
Alnylam Pharmaceuticals, Inc. (a)(b)	1,640	103,599
AMAG Pharmaceuticals, Inc. (a)(b)	582	12,059
Amgen, Inc.	21,150	2,503,525
Arena Pharmaceuticals, Inc. (a)(b)	6,100	35,746
ARIAD Pharmaceuticals, Inc. (a)(b)	5,200	33,124
Array BioPharma, Inc. (a)(b)	3,300	15,048
Arrowhead Research Corp. (a)	1,400	20,034
BioCryst Pharmaceuticals, Inc. (a)	2,000	25,500
Biogen Idec, Inc. (a)	6,651	2,097,127
BioMarin Pharmaceutical, Inc. (a)	3,828	238,140
Celgene Corp. (a)	22,828	1,960,469
Celldex Therapeutics, Inc. (a)(b)	3,008	49,091
Cepheid, Inc. (a)(b)	1,900	91,086
Chelsea Therapeutics International, Ltd. (a)(c)	1,096	0
ChemoCentryx, Inc. (a)(b)	698	4,083
Chimerix, Inc. (a)(b)	200	4,388
Clovis Oncology, Inc. (a)(b)	703	29,111
Cubist Pharmaceuticals, Inc. (a)	2,103	146,831
Cytokinetics, Inc. (a)(b)	698	3,336
Dendreon Corp. (a)(b)	4,416	10,157
Dyax Corp. (a)	3,000	28,800
Dynavax Technologies Corp. (a)	5,100	8,160
Emergent Biosolutions, Inc. (a)(b)	800	17,968
Exact Sciences Corp. (a)(b)	1,800	30,654
Exelixis, Inc. (a)(b)	5,100	17,289
Genomic Health, Inc. (a)(b)	500	13,700
Geron Corp. (a)(b)	3,599	11,553
Gilead Sciences, Inc. (a)	42,852	3,552,859
Halozyme Therapeutics, Inc. (a)(b)	2,500	24,700
Idenix Pharmaceuticals, Inc. (a)(b)	2,800	67,480
ImmunoGen, Inc. (a)(b)	2,400	28,440
Immunomedics, Inc. (a)(b)	2,000	7,300
Incyte Corp. (a)(b)	4,028	227,340
Infinity Pharmaceuticals, Inc. (a)(b)	1,300	16,562
Insmed, Inc. (a)(b)	800	15,984
Intercept Pharmaceuticals, Inc. (a)(b)	300	70,989
InterMune, Inc. (a)(b)	3,257	143,797
Intrexon Corp. (a)	1,000	25,130
Ironwood Pharmaceuticals, Inc. (a)(b)	2,599	39,843
Isis Pharmaceuticals, Inc. (a)(b)	3,163	108,965
Keryx Biopharmaceuticals, Inc. (a)(b)	2,300	35,374
KYTHERA Biopharmaceuticals, Inc. (a)(b)	300	11,511
Lexicon Pharmaceuticals, Inc. (a)(b)	6,298	10,140
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	500	31,145
MannKind Corp. (a)(b)	6,400	70,336
Medivation, Inc. (a)	2,094	161,406
Merrimack Pharmaceuticals, Inc. (a)(b)	2,500	18,225
MiMedx Group, Inc. (a)(b)	2,300	16,307
Momenta Pharmaceuticals, Inc. (a)	1,300	15,704
Myriad Genetics, Inc. (a)(b)	2,227	86,675
Navidea Biopharmaceuticals, Inc. (a)(b)	3,300	4,884
Neurocrine Biosciences, Inc. (a)(b)	1,906	28,285
NewLink Genetics Corp. (a)(b)	500	13,275

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Novavax, Inc. (a)(b)	7,513	$34,710
NPS Pharmaceuticals, Inc. (a)	2,800	92,540
OPKO Health, Inc. (a)(b)	6,664	58,910
Orexigen Therapeutics, Inc. (a)(b)	2,599	16,062
PDL BioPharma, Inc. (b)	3,889	37,646
Peregrine Pharmaceuticals, Inc. (a)(b)	3,800	7,144
Pharmacyclics, Inc. (a)(b)	1,600	143,536
Portola Pharmaceuticals, Inc. (a)(b)	300	8,754
Progenics Pharmaceuticals, Inc. (a)(b)	1,400	6,034
Puma Biotechnology, Inc. (a)	600	39,600
Raptor Pharmaceutical Corp. (a)(b)	1,500	17,325
Regeneron Pharmaceuticals, Inc. (a)	2,250	635,557
Repligen Corp. (a)(b)	900	20,511
Rigel Pharmaceuticals, Inc. (a)	2,400	8,712
Sangamo Biosciences, Inc. (a)(b)	1,500	22,905
Sarepta Therapeutics, Inc. (a)(b)	879	26,185
Seattle Genetics, Inc. (a)(b)	2,800	107,100
Spectrum Pharmaceuticals, Inc. (a)(b)	1,647	13,390
Stemline Therapeutics, Inc. (a)(b)	300	4,401
Synageva BioPharma Corp. (a)(b)	500	52,400
Synergy Pharmaceuticals, Inc. (a)(b)	2,200	8,954
Synta Pharmaceuticals Corp. (a)(b)	1,100	4,499
TESARO, Inc. (a)(b)	400	12,444
Threshold Pharmaceuticals, Inc. (a)	1,300	5,148
Trius Therapeutics, Inc. (a)(c)	976	0
United Therapeutics Corp. (a)	1,300	115,037
Vanda Pharmaceuticals, Inc. (a)(b)	800	12,944
Verastem, Inc. (a)(b)	400	3,624
Vertex Pharmaceuticals, Inc. (a)	6,686	633,030
XOMA Corp. (a)(b)	1,700	7,803

		15,695,504

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	2,200	109,076
AAON, Inc. (b)	800	26,816
Allegion PLC	2,765	156,720
American Woodmark Corp. (a)	300	9,561
Apogee Enterprises, Inc.	800	27,888
Armstrong World Industries, Inc. (a)(b)	1,300	74,659
Builders FirstSource, Inc. (a)(b)	1,245	9,313
Fortune Brands Home & Security, Inc.	4,581	182,919
Gibraltar Industries, Inc. (a)	900	13,959
Griffon Corp.	1,199	14,868
Insteel Industries, Inc.	500	9,825
Lennox International, Inc.	1,400	125,398
Masco Corp.	9,937	220,601
Masonite International Corp. (a)	800	45,008
NCI Building Systems, Inc. (a)(b)	600	11,658
Nortek, Inc. (a)(b)	300	26,928
Owens Corning	3,300	127,644
PGT, Inc. (a)	900	7,623
Ply Gem Holdings, Inc. (a)	400	4,040
Quanex Building Products Corp.	986	17,620
Simpson Manufacturing Co., Inc.	1,137	41,341
Trex Co., Inc. (a)(b)	1,000	28,820
Universal Forest Products, Inc.	600	28,962
USG Corp. (a)(b)	2,181	65,714

		1,386,961

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (a)	1,514	310,976
Ameriprise Financial, Inc.	5,341	640,920
Arlington Asset Investment Corp. (Class A) (b)	400	10,932
Artisan Partners Asset Management, Inc.	800	45,344
BGC Partners, Inc. (Class A)	3,498	26,025
BlackRock, Inc.	3,694	1,180,602
Calamos Asset Management, Inc. (Class A)	600	8,034
Cohen & Steers, Inc. (b)	500	21,690
Cowen Group, Inc. (Class A) (a)(b)	2,700	11,394
Diamond Hill Investment Group, Inc.	44	5,620
E*TRADE Financial Corp. (a)	7,999	170,059
Eaton Vance Corp.	3,322	125,538
Evercore Partners, Inc. (Class A)	900	51,876
FBR & Co. (a)	200	5,426
Federated Investors, Inc. (Class B) (b)	2,540	78,537
Financial Engines, Inc. (b)	1,400	63,392
Franklin Resources, Inc.	11,473	663,598
FXCM, Inc. (Class A) (b)	1,000	14,960
GAMCO Investors, Inc. (Class A)	200	16,610
GFI Group, Inc.	1,900	6,308
Greenhill & Co., Inc. (b)	800	39,400
HFF, Inc. (Class A)	900	33,471
ICG Group, Inc. (a)	1,100	22,968
Intl. FCStone, Inc. (a)(b)	440	8,765
Invesco, Ltd.	12,404	468,251
Investment Technology Group, Inc. (a)	1,000	16,880
Janus Capital Group, Inc. (b)	4,187	52,254
KCG Holdings, Inc. (Class A) (a)	2,026	24,069
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,900	9,135
Lazard, Ltd. (Class A)	3,599	185,565
Legg Mason, Inc.	3,090	158,548
LPL Investment Holdings, Inc.	2,400	119,376
Manning & Napier, Inc.	400	6,904
Morgan Stanley	43,274	1,399,048
Northern Trust Corp.	6,703	430,400
Piper Jaffray Co., Inc. (a)	500	25,885
Raymond James Financial, Inc.	3,366	170,757
Safeguard Scientifics, Inc. (a)(b)	600	12,474
SEI Investments Co.	4,027	131,965
State Street Corp. (d)	12,074	812,097
Stifel Financial Corp. (a)	1,821	86,224
T. Rowe Price Group, Inc.	7,248	611,804
TD Ameritrade Holding Corp.	7,512	235,501
The Bank of New York Mellon Corp.	32,927	1,234,104
The Charles Schwab Corp.	30,587	823,708
The Goldman Sachs Group, Inc.	12,455	2,085,465
Virtus Investment Partners, Inc. (a)	200	42,350
Waddell & Reed Financial, Inc. (Class A)	2,348	146,961
Walter Investment Management Corp. (a)(b)	1,023	30,465
Westwood Holdings Group, Inc.	200	12,008
WisdomTree Investments, Inc. (a)(b)	2,800	34,608

		12,929,251

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

CHEMICALS — 2.7%
A. Schulman, Inc.	800	$30,960
Advanced Emissions Solutions, Inc. (a)	599	13,735
Air Products & Chemicals, Inc.	5,989	770,305
Airgas, Inc.	2,097	228,384
Albemarle Corp.	2,400	171,600
American Vanguard Corp. (b)	800	10,576
Ashland, Inc.	2,238	243,360
Axiall Corp. (b)	1,900	89,813
Balchem Corp.	800	42,848
Cabot Corp.	1,777	103,048
Calgon Carbon Corp. (a)	1,479	33,026
Celanese Corp. (Series A)	4,438	285,275
CF Industries Holdings, Inc.	1,650	396,874
Chemtura Corp. (a)(b)	2,700	70,551
Cytec Industries, Inc.	1,199	126,399
E. I. du Pont de Nemours & Co.	25,933	1,697,056
Eastman Chemical Co.	4,309	376,391
Ecolab, Inc.	7,333	816,456
Ferro Corp. (a)	2,000	25,120
Flotek Industries, Inc. (a)(b)	1,300	41,808
FMC Corp.	3,820	271,946
FutureFuel Corp. (b)	600	9,954
H.B. Fuller Co.	1,400	67,340
Hawkins, Inc.	300	11,142
Huntsman Corp.	5,398	151,684
Innophos Holdings, Inc.	600	34,542
Innospec, Inc.	698	30,133
International Flavors & Fragrances, Inc.	2,300	239,844
Intrepid Potash, Inc. (a)(b)	1,500	25,140
Koppers Holdings, Inc.	600	22,950
Kraton Performance Polymers, Inc. (a)	900	20,151
Kronos Worldwide, Inc.	600	9,402
Landec Corp. (a)	698	8,718
LSB Industries, Inc. (a)	500	20,835
LyondellBasell Industries NV	12,252	1,196,408
Minerals Technologies, Inc.	1,000	65,580
Monsanto Co.	15,081	1,881,204
NewMarket Corp. (b)	300	117,633
Olin Corp. (b)	2,200	59,224
OM Group, Inc.	900	29,187
Omnova Solutions, Inc. (a)	1,300	11,817
Platform Specialty Products Corp. (a)	2,400	67,272
PolyOne Corp.	2,800	117,992
PPG Industries, Inc.	4,033	847,535
Praxair, Inc.	8,277	1,099,517
Quaker Chemical Corp.	400	30,716
Rayonier Advanced Materials, Inc. (a)	1,166	45,182
Rentech, Inc. (a)(b)	6,298	16,312
Rockwood Holdings, Inc.	2,200	167,178
RPM International, Inc.	3,700	170,866
Sensient Technologies Corp.	1,400	78,008
Sigma-Aldrich Corp.	3,362	341,176
Stepan Co.	562	29,707
Taminco Corp. (a)	400	9,304
The Dow Chemical Co.	34,225	1,761,218
The Mosaic Co.	9,346	462,160
The Scotts Miracle-Gro Co. (Class A)	1,199	68,175
The Sherwin-Williams Co.	2,507	518,723
Tredegar Corp.	698	16,340
Tronox, Ltd. (Class A), (Class A)	1,700	45,730
Valspar Corp.	2,500	190,475
W.R. Grace & Co. (a)	2,098	198,324
Westlake Chemical Corp.	1,201	100,596
Zep, Inc.	600	10,596

		16,251,521

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	1,500	40,470
ACCO Brands Corp. (a)	3,152	20,204
Brady Corp. (Class A)	1,300	38,831
Ceco Environmental Corp.	432	6,735
Cintas Corp.	2,904	184,520
Civeo Corp. (a)	3,000	75,090
Clean Harbors, Inc. (a)(b)	1,700	109,225
Copart, Inc. (a)	3,099	111,440
Covanta Holding Corp. (b)	2,992	61,665
Deluxe Corp.	1,400	82,012
Ennis, Inc.	763	11,644
G & K Services, Inc. (Class A)	500	26,035
Healthcare Services Group, Inc. (b)	1,900	55,936
Herman Miller, Inc.	1,605	48,535
HNI Corp.	1,300	50,843
Innerworkings, Inc. (a)(b)	1,199	10,192
Interface, Inc.	1,700	32,028
Iron Mountain, Inc.	4,763	168,848
KAR Auction Services, Inc.	3,898	124,229
Knoll, Inc.	1,300	22,529
McGrath Rentcorp	698	25,652
Mobile Mini, Inc.	1,100	52,679
MSA Safety, Inc.	800	45,984
Multi-Color Corp.	300	12,003
Performant Financial Corp. (a)	600	6,060
Pitney Bowes, Inc.	5,656	156,219
Quad Graphics, Inc.	698	15,614
R.R. Donnelley & Sons Co.	5,373	91,126
Republic Services, Inc.	7,539	286,256
Rollins, Inc.	1,800	54,000
Schawk, Inc.	400	8,144
SP Plus Corp. (a)	400	8,556
Steelcase, Inc. (Class A)	2,400	36,312
Stericycle, Inc. (a)	2,439	288,827
Team, Inc. (a)(b)	600	24,612
Tetra Tech, Inc.	1,800	49,500
The ADT Corp. (b)	5,628	196,642
The Brink’s Co. (b)	1,300	36,686
Tyco International, Ltd.	12,900	588,240
UniFirst Corp.	400	42,400
United Stationers, Inc. (b)	1,100	45,617
US Ecology, Inc.	500	24,475
Viad Corp.	600	14,304
Waste Connections, Inc.	3,446	167,303
Waste Management, Inc.	13,025	582,608
West Corp.	600	16,080

		4,156,910

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	1,700	38,352

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Arris Group, Inc. (a)	3,259	$106,015
Aruba Networks, Inc. (a)(b)	3,200	56,064
Black Box Corp.	400	9,376
Brocade Communications Systems, Inc.	12,335	113,482
CalAmp Corp. (a)(b)	1,000	21,660
Calix, Inc. (a)	1,100	8,998
Ciena Corp. (a)(b)	2,876	62,294
Cisco Systems, Inc.	142,747	3,547,263
CommScope Holding Co., Inc. (a)	1,128	26,091
Comtech Telecommunications Corp.	509	19,001
Digi International, Inc. (a)	698	6,575
EchoStar Corp. (Class A) (a)	1,127	59,663
Emulex Corp. (a)	2,581	14,712
Extreme Networks, Inc. (a)	2,599	11,540
F5 Networks, Inc. (a)	2,195	244,611
Finisar Corp. (a)(b)	2,618	51,706
Harmonic, Inc. (a)	3,126	23,320
Harris Corp.	3,077	233,083
Infinera Corp. (a)(b)	3,200	29,440
InterDigital, Inc. (b)	1,152	55,066
Ixia (a)	1,600	18,288
JDS Uniphase Corp. (a)	6,477	80,768
Juniper Networks, Inc. (a)	14,153	347,315
KVH Industries, Inc. (a)	400	5,212
Motorola Solutions, Inc.	6,590	438,696
Netgear, Inc. (a)(b)	1,100	38,247
Oplink Communications, Inc. (a)	500	8,485
Palo Alto Networks, Inc. (a)(b)	1,400	117,390
Parkervision, Inc. (a)(b)	2,500	3,700
Plantronics, Inc.	1,183	56,843
Polycom, Inc. (a)	4,774	59,818
Procera Networks, Inc. (a)(b)	600	6,054
QUALCOMM, Inc.	47,022	3,724,142
Riverbed Technology, Inc. (a)	4,548	93,825
Ruckus Wireless, Inc. (a)(b)	1,199	14,280
ShoreTel, Inc. (a)	1,600	10,432
Sonus Networks, Inc. (a)	5,999	21,536
Ubiquiti Networks, Inc. (a)(b)	400	18,076
ViaSat, Inc. (a)	1,100	63,756

		9,865,175

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	2,899	93,348
Aegion Corp. (a)	1,100	25,597
Argan, Inc.	400	14,916
Chicago Bridge & Iron Co. NV	2,800	190,960
Comfort Systems USA, Inc.	1,000	15,800
Dycom Industries, Inc. (a)	900	28,179
EMCOR Group, Inc.	1,920	85,498
Fluor Corp.	4,538	348,972
Foster Wheeler AG	2,800	95,396
Furmanite Corp. (a)	1,000	11,640
Granite Construction, Inc. (b)	1,100	39,578
Great Lakes Dredge & Dock Corp. (a)	1,700	13,583
Jacobs Engineering Group, Inc. (a)	3,624	193,087
KBR, Inc.	4,074	97,165
Layne Christensen Co. (a)(b)	600	7,980
Mastec, Inc. (a)(b)	1,700	52,394
MYR Group, Inc. (a)	600	15,198
Northwest Pipe Co. (a)	300	12,099
Orion Marine Group, Inc. (a)	800	8,664
Pike Corp. (a)	698	6,254
Primoris Services Corp.	1,000	28,840
Quanta Services, Inc. (a)	5,779	199,838
Tutor Perini Corp. (a)	1,000	31,740
URS Corp.	2,137	97,981

		1,714,707

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,420	133,878
Headwaters, Inc. (a)	2,000	27,780
Martin Marietta Materials, Inc. (b)	1,447	191,076
Texas Industries, Inc. (a)(b)	600	55,416
US Concrete, Inc. (a)(b)	400	9,900
Vulcan Materials Co.	3,650	232,687

		650,737

CONSUMER FINANCE — 0.9%
Ally Financial, Inc. (a)	7,500	179,325
American Express Co.	25,237	2,394,234
Capital One Financial Corp.	16,612	1,372,151
Cash America International, Inc. (b)	800	35,544
Credit Acceptance Corp. (a)	200	24,620
Discover Financial Services	12,955	802,951
Encore Capital Group, Inc. (a)(b)	698	31,703
Ezcorp, Inc. (Class A) (a)(b)	1,400	16,170
First Cash Financial Services, Inc. (a)	800	46,072
Green Dot Corp. (Class A) (a)	698	13,248
Navient Corp.	12,426	220,065
Nelnet, Inc. (Class A)	600	24,858
Portfolio Recovery Associates, Inc. (a)(b)	1,500	89,295
Santander Consumer USA Holdings, Inc.	2,935	57,056
SLM Corp.	12,426	103,260
World Acceptance Corp. (a)(b)	300	22,788

		5,433,340

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (a)	100	3,487
AptarGroup, Inc.	1,900	127,319
Avery Dennison Corp.	2,790	142,987
Ball Corp.	4,100	256,988
Bemis Co., Inc.	2,900	117,914
Berry Plastics Group, Inc. (a)	2,500	64,500
Crown Holdings, Inc. (a)	4,043	201,180
Graphic Packaging Holding Co. (a)	9,099	106,458
Greif, Inc. (Class A)	900	49,104
MeadWestvaco Corp.	4,891	216,476
Myers Industries, Inc.	800	16,072
Owens-Illinois, Inc. (a)	4,606	159,552
Packaging Corp. of America	2,700	193,023
Rock-Tenn Co. (Class A)	2,000	211,180
Sealed Air Corp.	5,455	186,397
Silgan Holdings, Inc.	1,199	60,933
Sonoco Products Co.	2,800	123,004

		2,236,574

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	600	27,378

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Genuine Parts Co.	4,335	$380,613
LKQ Corp. (a)	8,344	222,702
Pool Corp.	1,272	71,944
VOXX International Corp. (a)	500	4,705

		707,342

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	500	17,190
Apollo Education Group, Inc. (a)	2,684	83,875
Ascent Capital Group Inc (Class A) (a)	406	26,800
Bridgepoint Education, Inc. (a)(b)	500	6,640
Bright Horizons Family Solutions, Inc. (a)	900	38,646
Capella Education Co. (b)	340	18,492
Career Education Corp. (a)	1,507	7,053
Carriage Services, Inc.	400	6,852
DeVry Education Group, Inc.	1,793	75,916
Graham Holdings Co. (Class B)	100	71,811
Grand Canyon Education, Inc. (a)	1,300	59,761
H&R Block, Inc.	7,562	253,478
Houghton Mifflin Harcourt Co. (a)	3,000	57,480
ITT Educational Services, Inc. (a)(b)	697	11,633
K12, Inc. (a)	800	19,256
LifeLock, Inc. (a)(b)	1,700	23,732
Matthews International Corp. (Class A)	800	33,256
Regis Corp. (b)	1,300	18,304
Service Corp. International	5,869	121,606
Sotheby’s	1,902	79,865
Steiner Leisure, Ltd. (a)	400	17,316
Strayer Education, Inc. (a)	312	16,383
Universal Technical Institute, Inc.	600	7,284
Weight Watchers International, Inc. (b)	800	16,136

		1,088,765

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. (Class B) (a)	51,001	6,454,687
CBOE Holdings, Inc.	2,400	118,104
CME Group, Inc.	8,838	627,056
Interactive Brokers Group, Inc. (Class A)	1,300	30,277
Intercontinental Exchange, Inc.	3,277	619,025
Leucadia National Corp.	10,240	268,493
MarketAxess Holdings, Inc.	1,000	54,060
McGraw Hill Financial, Inc.	7,676	637,338
Moody’s Corp.	5,439	476,783
MSCI, Inc. (Class A) (a)	3,379	154,927
NewStar Financial, Inc. (a)	698	9,814
PHH Corp. (a)(b)	1,589	36,515
Pico Holdings, Inc. (a)	600	14,256
The NASDAQ OMX Group, Inc.	3,102	119,799
Voya Financial, Inc.	3,998	145,288

		9,766,422

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
8x8, Inc. (a)	2,000	16,160
AT&T, Inc.	144,633	5,114,223
Atlantic Tele-Network, Inc.	300	17,400
Cbeyond, Inc. (a)	698	6,945
CenturyLink, Inc.	16,980	614,676
Cincinnati Bell, Inc. (a)	5,798	22,786
Cogent Communications Holdings, Inc.	1,340	46,297
Consolidated Communications Holdings, Inc. (b)	1,146	25,487
Frontier Communications Corp. (b)	27,782	162,247
General Communication, Inc. (Class A) (a)	900	9,972
Globalstar, Inc. (a)	7,600	32,300
Hawaiian Telcom Holdco, Inc. (a)(b)	300	8,583
IDT Corp. (Class B)	400	6,968
inContact, Inc. (a)(b)	1,500	13,785
Inteliquent, Inc.	900	12,483
Intelsat SA (a)	600	11,304
Iridium Communications, Inc. (a)(b)	1,800	15,228
Level 3 Communications, Inc. (a)	5,236	229,913
Lumos Networks Corp.	400	5,788
magicJack VocalTec, Ltd. (a)(b)	500	7,560
Premiere Global Services, Inc. (a)	1,300	17,355
tw telecom, Inc. (a)	4,171	168,133
Verizon Communications, Inc.	116,217	5,686,498
Vonage Holdings Corp. (a)	4,300	16,125
Windstream Holdings, Inc.	16,558	164,917

		12,433,133

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc. (b)	1,100	56,485
American Electric Power Co., Inc.	13,573	756,966
Cleco Corp.	1,700	100,215
Duke Energy Corp.	20,017	1,485,061
Edison International	9,076	527,406
El Paso Electric Co.	1,100	44,231
Entergy Corp.	5,007	411,025
Exelon Corp.	23,910	872,237
FirstEnergy Corp.	11,698	406,155
Great Plains Energy, Inc.	4,300	115,541
Hawaiian Electric Industries, Inc. (b)	2,710	68,617
IDACORP, Inc. (b)	1,400	80,962
ITC Holdings Corp.	4,500	164,160
MGE Energy, Inc. (b)	953	37,653
NextEra Energy, Inc.	12,035	1,233,347
Northeast Utilities	8,746	413,423
NRG Yield, Inc. (Class A) (b)	614	31,959
OGE Energy Corp.	5,499	214,901
Otter Tail Corp. (b)	1,000	30,290
Pepco Holdings, Inc.	6,970	191,536
Pinnacle West Capital Corp.	3,019	174,619
PNM Resources, Inc.	2,215	64,966
Portland General Electric Co. (b)	2,098	72,738
PPL Corp.	18,166	645,438
Southern Co.	24,636	1,117,982
The Empire District Electric Co.	1,199	30,790
UIL Holdings Corp. (b)	1,912	74,013
Unitil Corp.	357	12,077
UNS Energy Corp.	1,199	72,432
Westar Energy, Inc. (b)	4,013	153,256

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Xcel Energy, Inc.	13,851	$446,418

		10,106,899

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	1,199	165,762
AMETEK, Inc.	6,798	355,400
AZZ, Inc.	698	32,164
Capstone Turbine Corp. (a)(b)	8,447	12,755
Eaton Corp. PLC	13,219	1,020,242
Emerson Electric Co.	20,328	1,348,966
Encore Wire Corp.	600	29,424
EnerSys (b)	1,300	89,427
Franklin Electric Co., Inc.	1,300	52,429
FuelCell Energy, Inc. (a)(b)	4,398	10,555
Generac Holdings, Inc. (a)(b)	1,900	92,606
General Cable Corp.	1,384	35,513
Global Power Equipment Group, Inc.	500	8,080
GrafTech International, Ltd. (a)(b)	3,244	33,932
Hubbell, Inc. (Class B)	1,702	209,601
Plug Power, Inc. (a)	4,700	21,996
Polypore International, Inc. (a)	1,300	62,049
Powell Industries, Inc.	300	19,614
Regal-Beloit Corp.	1,300	102,128
Rockwell Automation, Inc.	3,935	492,505
SolarCity Corp. (a)(b)	1,200	84,720
The Babcock & Wilcox Co.	3,145	102,087
Thermon Group Holdings, Inc. (a)	800	21,056

		4,403,011

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	4,468	430,447
Anixter International, Inc.	800	80,056
Arrow Electronics, Inc. (a)	2,912	175,914
Avnet, Inc.	3,812	168,910
AVX Corp.	1,300	17,264
Badger Meter, Inc.	400	21,060
Belden, Inc.	1,199	93,714
Benchmark Electronics, Inc. (a)	1,551	39,520
CDW Corp.	2,416	77,022
Checkpoint Systems, Inc. (a)	1,100	15,389
Cognex Corp. (a)	2,398	92,083
Coherent, Inc. (a)	698	46,187
Corning, Inc.	36,506	801,307
CTS Corp.	900	16,830
Daktronics, Inc.	1,000	11,920
Dolby Laboratories, Inc. (Class A) (a)(b)	1,258	54,346
DTS, Inc. (a)	500	9,205
Electro Rent Corp. (b)	500	8,365
Electro Scientific Industries, Inc.	698	4,753
Fabrinet (a)	800	16,480
FARO Technologies, Inc. (a)	500	24,560
FEI Co.	1,301	118,040
FLIR Systems, Inc.	3,995	138,746
GSI Group, Inc. (a)	800	10,184
II-VI, Inc. (a)	1,400	20,244
Ingram Micro, Inc. (Class A) (a)	4,200	122,682
Insight Enterprises, Inc. (a)	1,199	36,857
InvenSense, Inc. (a)(b)	1,600	36,304
IPG Photonics Corp. (a)(b)	900	61,920
Itron, Inc. (a)(b)	1,057	42,861
Jabil Circuit, Inc.	5,654	118,169
Kemet Corp. (a)	1,300	7,475
Knowles Corp. (a)(b)	2,465	75,774
Littelfuse, Inc.	600	55,770
Maxwell Technologies, Inc. (a)	800	12,104
Measurement Specialties, Inc. (a)	400	34,428
Mercury Computer Systems, Inc. (a)	900	10,206
Methode Electronics, Inc. (Class A)	1,000	38,210
Mettler-Toledo International, Inc. (a)	902	228,368
MTS Systems Corp.	400	27,104
National Instruments Corp.	2,734	88,554
Newport Corp. (a)	1,100	20,350
OSI Systems, Inc. (a)	600	40,050
Park Electrochemical Corp.	600	16,926
Plexus Corp. (a)	1,000	43,290
RealD, Inc. (a)	1,100	14,036
Rofin-Sinar Technologies, Inc. (a)	800	19,232
Rogers Corp. (a)	500	33,175
Sanmina Corp. (a)	2,269	51,688
Scansource, Inc. (a)	800	30,464
SYNNEX Corp. (a)	698	50,849
Tech Data Corp. (a)	1,082	67,647
Trimble Navigation, Ltd. (a)	7,135	263,638
TTM Technologies, Inc. (a)	1,500	12,300
Universal Display Corp. (a)(b)	1,100	35,310
Vishay Intertechnology, Inc. (b)	3,665	56,771
Vishay Precision Group, Inc. (a)	356	5,860
Zebra Technologies Corp. (Class A) (a)	1,429	117,635

		4,368,553

ENERGY EQUIPMENT & SERVICES — 2.0%
Atwood Oceanics, Inc. (a)	1,600	83,968
Baker Hughes, Inc.	12,593	937,549
Basic Energy Services, Inc. (a)	821	23,990
Bristow Group, Inc.	1,000	80,620
C&J Energy Services, Inc. (a)	1,300	43,914
Cameron International Corp. (a)	5,957	403,349
CARBO Ceramics, Inc. (b)	600	92,472
Dawson Geophysical Co.	200	5,730
Diamond Offshore Drilling, Inc. (b)	1,883	93,453
Dresser-Rand Group, Inc. (a)	2,152	137,147
Dril-Quip, Inc. (a)	1,100	120,164
Era Group, Inc. (a)	600	17,208
Exterran Holdings, Inc.	1,646	74,054
FMC Technologies, Inc. (a)	6,623	404,467
Forum Energy Technologies, Inc. (a)	1,700	61,931
Frank’s International NV (b)	1,434	35,276
Geospace Technologies Corp. (a)(b)	400	22,032
Gulf Island Fabrication, Inc.	400	8,608
Gulfmark Offshore, Inc. (Class A)	698	31,536
Halliburton Co.	23,718	1,684,215
Helix Energy Solutions Group, Inc. (a)	2,986	78,562
Helmerich & Payne, Inc.	2,802	325,340
Hercules Offshore, Inc. (a)(b)	4,398	17,680
Hornbeck Offshore Services, Inc. (a)(b)	1,000	46,920
ION Geophysical Corp. (a)	3,751	15,829

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Key Energy Services, Inc. (a)(b)	4,200	$38,388
Matrix Service Co. (a)	698	22,887
McDermott International, Inc. (a)(b)	6,638	53,701
Mitcham Industries, Inc. (a)	400	5,592
Nabors Industries, Ltd.	8,212	241,186
National Oilwell Varco, Inc.	12,081	994,870
Natural Gas Services Group, Inc. (a)	300	9,918
Newpark Resources, Inc. (a)(b)	2,400	29,904
North Atlantic Drilling, Ltd.	3,745	39,772
Nuverra Environmental Solutions, Inc. (a)(b)	400	8,044
Oceaneering International, Inc.	3,052	238,453
Oil States International, Inc. (a)	1,500	96,135
Parker Drilling Co. (a)	3,300	21,516
Patterson-UTI Energy, Inc.	4,101	143,289
PHI, Inc. (a)	400	17,828
Pioneer Energy Services Corp. (a)	1,700	29,818
RigNet, Inc. (a)	300	16,146
Rowan Cos. PLC	3,473	110,893
RPC, Inc.	1,800	42,282
Schlumberger, Ltd.	36,240	4,274,508
SEACOR Holdings, Inc. (a)(b)	600	49,350
Seadrill, Ltd. (b)	9,900	395,505
Superior Energy Services, Inc.	4,455	161,004
Tesco Corp.	800	17,072
Tetra Technologies, Inc. (a)	2,200	25,916
Tidewater, Inc.	1,388	77,936
Unit Corp. (a)	1,400	96,362
Vantage Drilling Co. (a)(b)	5,600	10,752
Willbros Group, Inc. (a)	1,100	13,585

		12,128,626

FOOD & STAPLES RETAILING — 2.0%
Casey’s General Stores, Inc.	1,100	77,319
Costco Wholesale Corp.	12,372	1,424,760
CVS Caremark Corp.	32,603	2,457,288
Fairway Group Holdings Corp. (a)(b)	400	2,660
Ingles Markets, Inc. (Class A)	400	10,540
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	200	4,282
PriceSmart, Inc. (b)	500	43,520
Rite Aid Corp. (a)	27,197	195,002
Roundy’s, Inc.	698	3,846
Safeway, Inc.	6,766	232,344
SpartanNash Co.	960	20,170
Sprouts Farmers Market, Inc. (a)(b)	2,714	88,802
SUPERVALU, Inc. (a)	5,615	46,155
Susser Holdings Corp. (a)	500	40,360
Sysco Corp.	16,565	620,359
The Andersons, Inc.	750	38,685
The Chefs’ Warehouse, Inc. (a)(b)	400	7,908
The Fresh Market, Inc. (a)(b)	1,100	36,817
The Kroger Co.	14,469	715,203
The Pantry, Inc. (a)	698	11,308
United Natural Foods, Inc. (a)	1,400	91,140
Village Super Market, Inc. (Class A)	200	4,726
Wal-Mart Stores, Inc.	45,183	3,391,888
Walgreen Co.	26,779	1,985,127
Weis Markets, Inc.	300	13,719
Whole Foods Market, Inc.	10,390	401,366

		11,965,294

FOOD PRODUCTS — 1.6%
Annie’s, Inc. (a)(b)	400	13,528
Archer-Daniels-Midland Co.	18,355	809,639
B&G Foods, Inc.	1,500	49,035
Boulder Brands, Inc. (a)(b)	1,700	24,106
Bunge, Ltd.	4,135	312,771
Cal-Maine Foods, Inc.	400	29,728
Calavo Growers, Inc.	300	10,149
Campbell Soup Co. (b)	4,864	222,820
Chiquita Brands International, Inc. (a)(b)	1,300	14,105
ConAgra Foods, Inc.	11,594	344,110
Darling Ingredients, Inc. (a)	4,427	92,524
Dean Foods Co. (b)	2,610	45,910
Diamond Foods, Inc. (a)	600	16,920
Flowers Foods, Inc.	4,732	99,750
Fresh Del Monte Produce, Inc.	1,100	33,715
General Mills, Inc.	17,977	944,512
Hain Celestial Group, Inc. (a)	1,400	124,236
Hillshire Brands Co.	3,400	211,820
Hormel Foods Corp.	3,700	182,595
Ingredion, Inc.	2,200	165,088
J&J Snack Foods Corp.	400	37,648
Kellogg Co.	7,234	475,274
Keurig Green Mountain, Inc. (b)	4,200	523,362
Kraft Foods Group, Inc.	16,584	994,211
Lancaster Colony Corp. (b)	500	47,580
Limoneira Co. (b)	300	6,591
McCormick & Co., Inc. (b)	3,711	265,670
Mead Johnson Nutrition Co.	5,621	523,709
Mondelez International, Inc. (Class A)	47,170	1,774,064
Pilgrim’s Pride Corp. (a)	1,700	46,512
Pinnacle Foods, Inc.	900	29,610
Post Holdings, Inc. (a)	1,406	71,579
Sanderson Farms, Inc. (b)	638	62,014
Seaboard Corp. (a)	8	24,162
Seneca Foods Corp. (Class A) (a)	200	6,120
Snyders-Lance, Inc.	1,300	34,398
The Hershey Co.	4,209	409,830
The J.M. Smucker Co.	3,016	321,415
Tootsie Roll Industries, Inc. (b)	514	15,132
TreeHouse Foods, Inc. (a)	1,052	84,234
Tyson Foods, Inc. (Class A)	7,794	292,587
WhiteWave Foods Co. (Class A) (a)	4,816	155,894

		9,948,657

GAS UTILITIES — 0.2%
AGL Resources, Inc.	3,300	181,599
Atmos Energy Corp.	3,108	165,967
Chesapeake Utilities Corp.	500	35,665
National Fuel Gas Co.	2,098	164,273
New Jersey Resources Corp. (b)	1,199	68,535
Northwest Natural Gas Co. (b)	800	37,720
ONE Gas, Inc.	1,424	53,756
Piedmont Natural Gas Co., Inc.	2,098	78,486
Questar Corp.	4,901	121,545
South Jersey Industries, Inc.	900	54,369

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Southwest Gas Corp.	1,300	$68,627
The Laclede Group, Inc.	900	43,695
UGI Corp.	3,200	161,600
WGL Holdings, Inc.	1,400	60,340

		1,296,177

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abaxis, Inc. (b)	600	26,586
Abbott Laboratories	41,891	1,713,342
ABIOMED, Inc. (a)(b)	1,078	27,101
Accuray, Inc. (a)(b)	2,098	18,462
Alere, Inc. (a)(b)	2,312	86,515
Align Technology, Inc. (a)	2,000	112,080
Analogic Corp.	300	23,472
AngioDynamics, Inc. (a)	698	11,398
Anika Therapeutics, Inc. (a)	300	13,899
Antares Pharma, Inc. (a)(b)	3,099	8,274
AtriCure, Inc. (a)	600	11,028
Baxter International, Inc.	15,371	1,111,323
Becton, Dickinson and Co.	5,424	641,659
Boston Scientific Corp. (a)	37,566	479,718
C.R. Bard, Inc.	2,104	300,893
Cantel Medical Corp.	900	32,958
Cardiovascular Systems, Inc. (a)	600	18,696
CareFusion Corp. (a)	6,128	271,777
Cerus Corp. (a)(b)	1,900	7,885
CONMED Corp.	800	35,320
Covidien PLC	12,594	1,135,727
Cyberonics, Inc. (a)	800	49,968
Cynosure, Inc. (Class A) (a)	500	10,625
DENTSPLY International, Inc.	3,959	187,459
DexCom, Inc. (a)	2,000	79,320
Edwards Lifesciences Corp. (a)	3,191	273,916
Endologix, Inc. (a)	1,800	27,378
GenMark Diagnostics, Inc. (a)(b)	800	10,824
Globus Medical, Inc. (Class A) (a)	1,500	35,880
Greatbatch, Inc. (a)	698	34,244
Haemonetics Corp. (a)	1,400	49,392
HealthStream, Inc. (a)	600	14,580
HeartWare International, Inc. (a)(b)	500	44,250
Hill-Rom Holdings, Inc.	1,700	70,567
Hologic, Inc. (a)(b)	7,535	191,012
ICU Medical, Inc. (a)	400	24,324
IDEXX Laboratories, Inc. (a)(b)	1,500	200,355
Insulet Corp. (a)(b)	1,500	59,505
Integra LifeSciences Holdings Corp. (a)(b)	600	28,236
Intuitive Surgical, Inc. (a)	1,097	451,745
Invacare Corp.	900	16,533
Masimo Corp. (a)(b)	1,321	31,176
Medtronic, Inc.	28,769	1,834,312
Meridian Bioscience, Inc. (b)	1,199	24,747
Merit Medical Systems, Inc. (a)	1,199	18,105
Natus Medical, Inc. (a)	800	20,112
Neogen Corp. (a)	1,048	42,413
NuVasive, Inc. (a)	1,274	45,316
NxStage Medical, Inc. (a)	1,700	24,429
OraSure Technologies, Inc. (a)	1,500	12,915
Orthofix International NV (a)	500	18,125
PhotoMedex, Inc. (a)(b)	400	4,900
Quidel Corp. (a)	800	17,688
ResMed, Inc. (b)	3,954	200,191
RTI Surgical, Inc. (a)	1,600	6,960
Sirona Dental Systems, Inc. (a)	1,500	123,690
Spectranetics Corp. (a)(b)	1,100	25,168
St. Jude Medical, Inc.	7,880	545,690
Staar Surgical Co. (a)(b)	1,000	16,800
STERIS Corp.	1,600	85,568
Stryker Corp.	9,423	794,547
SurModics, Inc. (a)	400	8,568
Symmetry Medical, Inc. (a)	1,000	8,860
Teleflex, Inc.	1,100	116,160
The Cooper Cos., Inc.	1,504	203,837
Thoratec Corp. (a)	1,562	54,451
Tornier NV (a)	698	16,319
Unilife Corp. (a)(b)	2,500	7,400
Utah Medical Products, Inc. (b)	100	5,144
Varian Medical Systems, Inc. (a)	3,016	250,750
Vascular Solutions, Inc. (a)	448	9,941
Volcano Corp. (a)(b)	1,500	26,415
West Pharmaceutical Services, Inc.	2,000	84,360
Wright Medical Group, Inc. (a)	1,100	34,540
Zimmer Holdings, Inc.	4,661	484,092

		13,151,915

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)(b)	1,000	45,500
Aetna, Inc.	10,009	811,530
Air Methods Corp. (a)(b)	1,100	56,815
Amedisys, Inc. (a)(b)	895	14,982
AmerisourceBergen Corp.	6,476	470,546
AMN Healthcare Services, Inc. (a)	1,300	15,990
AmSurg Corp. (a)	900	41,013
athenahealth, Inc. (a)(b)	1,040	130,135
Bio-Reference Laboratories, Inc. (a)(b)	698	21,094
BioScrip, Inc. (a)(b)	1,600	13,344
Brookdale Senior Living, Inc. (a)	3,500	116,690
Capital Senior Living Corp. (a)	800	19,072
Cardinal Health, Inc.	9,561	655,502
Catamaran Corp. (a)	5,700	251,712
Centene Corp. (a)	1,500	113,415
Chemed Corp. (b)	500	46,860
Chindex International, Inc. (a)	300	7,107
CIGNA Corp.	8,001	735,852
Community Health Systems, Inc. (a)	3,122	141,645
Corvel Corp. (a)	300	13,554
DaVita HealthCare Partners, Inc. (a)	5,098	368,687
Emeritus Corp. (a)	1,100	34,815
Envision Healthcare Holdings, Inc. (a)	1,844	66,218
ExamWorks Group, Inc. (a)(b)	800	25,384
Express Scripts Holding Co. (a)	21,752	1,508,066
Five Star Quality Care, Inc. (a)	1,199	6,007
Gentiva Health Services, Inc. (a)	900	13,554
Hanger, Inc. (a)	1,000	31,450
HCA Holdings, Inc. (a)	9,100	513,058
Health Net, Inc. (a)	2,256	93,714
HealthSouth Corp.	2,425	86,985
Healthways, Inc. (a)(b)	742	13,015
Henry Schein, Inc. (a)	2,461	292,047

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

HMS Holdings Corp. (a)(b)	2,400	$48,984
Humana, Inc.	4,400	561,968
IPC The Hospitalist Co. (a)	500	22,110
Kindred Healthcare, Inc.	1,500	34,650
Laboratory Corp. of America Holdings (a)	2,591	265,318
Landauer, Inc.	300	12,600
LHC Group, Inc. (a)	300	6,411
LifePoint Hospitals, Inc. (a)	1,300	80,730
Magellan Health, Inc. (a)	800	49,792
McKesson Corp.	6,413	1,194,165
MEDNAX, Inc. (a)	2,800	162,820
Molina Healthcare, Inc. (a)(b)	800	35,704
MWI Veterinary Supply, Inc. (a)	400	56,796
National Healthcare Corp. (b)	300	16,887
Omnicare, Inc.	2,896	192,787
Owens & Minor, Inc. (b)	1,800	61,164
Patterson Cos., Inc. (b)	2,399	94,784
PharMerica Corp. (a)	800	22,872
Premier, Inc. (Class A) (a)	922	26,738
Quest Diagnostics, Inc. (b)	4,395	257,943
Select Medical Holdings Corp.	1,400	21,840
Team Health Holdings, Inc. (a)	1,900	94,886
Tenet Healthcare Corp. (a)	2,857	134,108
The Ensign Group, Inc.	500	15,540
The Providence Service Corp. (a)	300	10,977
Triple-S Management Corp. (Class B) (a)	698	12,515
UnitedHealth Group, Inc.	27,339	2,234,963
Universal American Corp.	1,100	9,163
Universal Health Services, Inc. (Class B)	2,500	239,400
US Physical Therapy, Inc.	300	10,257
VCA, Inc. (a)	2,454	86,111
WellCare Health Plans, Inc. (a)	1,256	93,773
WellPoint, Inc.	7,924	852,702

		13,796,816

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	4,999	80,234
Cerner Corp. (a)(b)	8,299	428,062
Computer Programs and Systems, Inc. (b)	300	19,080
IMS Health Holdings, Inc. (a)	2,100	53,928
MedAssets, Inc. (a)	1,700	38,828
Medidata Solutions, Inc. (a)	1,702	72,863
Merge Healthcare, Inc. (a)	1,800	4,086
Omnicell, Inc. (a)	1,000	28,710
Veeva Systems, Inc. (Class A) (a)	1,100	27,995
Vocera Communications, Inc. (a)(b)	600	7,920

		761,706

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	1,620	41,926
Bally Technologies, Inc. (a)(b)	1,100	72,292
Belmond, Ltd. (Class A) (a)	2,700	39,258
Biglari Holdings, Inc. (a)	48	20,303
BJ’s Restaurants, Inc. (a)(b)	698	24,367
Bloomin’ Brands, Inc. (a)	1,500	33,645
Bob Evans Farms, Inc. (b)	746	37,337
Boyd Gaming Corp. (a)(b)	1,600	19,408
Bravo Brio Restaurant Group, Inc. (a)	500	7,805
Brinker International, Inc. (b)	2,014	97,981
Buffalo Wild Wings, Inc. (a)(b)	500	82,855
Burger King Worldwide, Inc. (b)	2,800	76,216
Caesars Entertainment Corp. (a)(b)	1,000	18,080
Carnival Corp.	11,618	437,418
Chipotle Mexican Grill, Inc. (a)	900	533,259
Choice Hotels International, Inc.	800	37,688
Churchill Downs, Inc.	400	36,044
Chuy’s Holdings, Inc. (a)(b)	500	18,150
Cracker Barrel Old Country Store, Inc. (b)	706	70,296
Darden Restaurants, Inc. (b)	3,634	168,145
Del Frisco’s Restaurant Group, Inc. (a)	300	8,268
Denny’s Corp. (a)	2,599	16,945
Diamond Resorts International, Inc. (a)	1,000	23,270
DineEquity, Inc.	500	39,745
Domino’s Pizza, Inc.	1,600	116,944
Dunkin’ Brands Group, Inc. (b)	3,000	137,430
Fiesta Restaurant Group, Inc. (a)	600	27,846
Hilton Worldwide Holdings, Inc. (a)	4,353	101,425
Hyatt Hotels Corp. (Class A) (a)	1,199	73,115
International Game Technology	7,291	116,000
International Speedway Corp. (Class A)	800	26,624
Interval Leisure Group, Inc.	1,050	23,037
Jack in the Box, Inc.	1,199	71,748
Jamba, Inc. (a)(b)	500	6,050
Krispy Kreme Doughnuts, Inc. (a)(b)	1,800	28,764
La Quinta Holdings, Inc. (a)	1,200	22,968
Las Vegas Sands Corp.	10,917	832,094
Life Time Fitness, Inc. (a)(b)	1,199	58,439
Marcus Corp.	500	9,125
Marriott International, Inc. (Class A) (b)	6,484	415,624
Marriott Vacations Worldwide Corp. (a)	798	46,787
McDonald’s Corp.	27,569	2,777,301
MGM Resorts International (a)	10,358	273,451
Morgans Hotel Group Co. (a)(b)	698	5,535
Multimedia Games Holding Co., Inc. (a)	800	23,712
Norwegian Cruise Line Holdings, Ltd. (a)	2,500	79,250
Panera Bread Co. (Class A) (a)(b)	822	123,160
Papa John’s International, Inc.	800	33,912
Penn National Gaming, Inc. (a)	1,916	23,260
Pinnacle Entertainment, Inc. (a)(b)	1,600	40,288
Popeyes Louisiana Kitchen, Inc. (a)	698	30,510
Red Robin Gourmet Burgers, Inc. (a)	400	28,480
Royal Caribbean Cruises, Ltd.	4,571	254,148
Ruby Tuesday, Inc. (a)	1,700	12,903
Ruth’s Hospitality Group, Inc.	1,000	12,350
Scientific Games Corp. (Class A) (a)	1,310	14,567
SeaWorld Entertainment, Inc.	1,900	53,827
Six Flags Entertainment Corp.	1,800	76,590
Sonic Corp. (a)	1,600	35,328

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Speedway Motorsports, Inc.	300	$5,475
Starbucks Corp.	21,101	1,632,795
Starwood Hotels & Resorts Worldwide, Inc.	5,471	442,166
Texas Roadhouse, Inc.	1,700	44,200
The Cheesecake Factory, Inc. (b)	1,437	66,706
The Wendy’s Co. (b)	7,126	60,785
Vail Resorts, Inc.	1,000	77,180
Wyndham Worldwide Corp.	3,819	289,175
Wynn Resorts, Ltd.	2,292	475,728
Yum! Brands, Inc.	12,547	1,018,816

		12,086,319

HOUSEHOLD DURABLES — 0.5%
Beazer Homes USA, Inc. (a)	698	14,644
Cavco Industries, Inc. (a)	200	17,060
CSS Industries, Inc.	200	5,274
D.R. Horton, Inc.	7,881	193,715
Ethan Allen Interiors, Inc.	698	17,268
Garmin, Ltd. (b)	3,460	210,714
Harman International Industries, Inc.	1,923	206,588
Helen of Troy, Ltd. (a)	900	54,567
Hovnanian Enterprises, Inc. (Class A) (a)(b)	3,200	16,480
iRobot Corp. (a)(b)	800	32,760
Jarden Corp. (a)	3,816	226,480
KB Home (b)	2,328	43,487
La-Z-Boy, Inc.	1,500	34,755
Leggett & Platt, Inc. (b)	3,964	135,886
Lennar Corp. (Class A) (b)	4,564	191,597
Libbey, Inc. (a)	600	15,984
M.D.C. Holdings, Inc. (b)	1,100	33,319
M/I Homes, Inc. (a)	698	16,940
Meritage Homes Corp. (a)	1,000	42,210
Mohawk Industries, Inc. (a)	1,683	232,826
NACCO Industries, Inc. (Class A)	183	9,260
Newell Rubbermaid, Inc.	8,029	248,819
NVR, Inc. (a)	149	171,439
Pulte Group, Inc.	10,792	217,567
Standard Pacific Corp. (a)(b)	4,100	35,260
Taylor Morrison Home Corp. (Class A) (a)	900	20,178
Tempur Sealy International, Inc. (a)	1,700	101,490
The Ryland Group, Inc. (b)	1,295	51,075
Toll Brothers, Inc. (a)	5,419	199,961
TRI Pointe Homes, Inc. (a)(b)	400	6,288
Tupperware Brands Corp. (b)	1,500	125,550
Universal Electronics, Inc. (a)	400	19,552
Whirlpool Corp.	2,245	312,549
William Lyon Homes (Class A) (a)	400	12,176

		3,273,718

HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. (Class A) (a)	1,199	11,031
Church & Dwight Co., Inc.	3,870	270,706
Colgate-Palmolive Co.	26,311	1,793,884
Energizer Holdings, Inc.	1,897	231,491
Harbinger Group, Inc. (a)	900	11,430
Kimberly-Clark Corp.	10,924	1,214,967
Spectrum Brands Holdings, Inc.	600	51,618
The Clorox Co.	3,700	338,180
The Procter & Gamble Co.	75,388	5,924,743
WD-40 Co.	400	30,088

		9,878,138

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Atlantic Power Corp. (b)	3,300	13,530
Calpine Corp. (a)	11,026	262,529
Dynegy, Inc. (a)	2,800	97,440
NRG Energy, Inc.	8,968	333,610
Ormat Technologies, Inc.	500	14,415
Pattern Energy Group, Inc.	1,100	36,421
The AES Corp.	20,218	314,390

		1,072,335

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	18,236	2,612,125
Carlisle Cos., Inc.	1,800	155,916
Danaher Corp.	16,962	1,335,418
General Electric Co.	279,367	7,341,765
Raven Industries, Inc. (b)	1,038	34,399
Roper Industries, Inc.	2,809	410,142

		11,889,765

INSURANCE — 3.1%
ACE, Ltd.	9,518	987,017
Aflac, Inc.	13,041	811,802
Alleghany Corp. (a)	500	219,060
Allied World Assurance Company Holdings, Ltd.	3,000	114,060
Ambac Financial Group, Inc. (a)(b)	1,300	35,503
American Equity Investment Life Holding Co. (b)	1,800	44,280
American Financial Group, Inc.	2,200	131,032
American International Group, Inc.	40,344	2,201,976
American National Insurance Co.	200	22,840
AMERISAFE, Inc.	500	20,335
Amtrust Financial Services, Inc. (b)	879	36,751
Aon PLC	8,883	800,270
Arch Capital Group, Ltd. (a)	3,700	212,528
Argo Group International Holdings, Ltd.	800	40,888
Arthur J. Gallagher & Co.	4,483	208,908
Aspen Insurance Holdings, Ltd.	1,800	81,756
Assurant, Inc.	2,115	138,638
Assured Guaranty, Ltd.	5,390	132,055
Axis Capital Holdings, Ltd.	3,300	146,124
Baldwin & Lyons, Inc. (Class B)	300	7,782
Brown & Brown, Inc.	3,300	101,343
Cincinnati Financial Corp.	4,526	217,429
Citizens, Inc. (a)(b)	1,199	8,873
CNA Financial Corp.	698	28,213
CNO Financial Group, Inc.	6,200	110,360
eHealth, Inc. (a)(b)	500	18,985
Employers Holdings, Inc.	900	19,062
Endurance Specialty Holdings, Ltd.	1,199	61,856
Enstar Group, Ltd. (a)	300	45,219
Erie Indemnity Co. (Class A)	698	52,532

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Everest Re Group, Ltd.	1,424	$228,538
FBL Financial Group, Inc. (Class A)	200	9,200
Fidelity National Financial, Inc. (Class A) (b)	7,670	251,269
First American Financial Corp.	3,000	83,370
Genworth Financial, Inc. (Class A) (a)	13,718	238,693
Global Indemnity PLC (a)	300	7,797
Greenlight Capital Re, Ltd. (Class A) (a)	800	26,352
Hartford Financial Services Group, Inc.	12,699	454,751
HCC Insurance Holdings, Inc.	2,800	137,032
HCI Group, Inc.	300	12,180
Hilltop Holdings, Inc. (a)	1,700	36,142
Horace Mann Educators Corp.	1,100	34,397
Infinity Property & Casualty Corp.	300	20,169
Kemper Corp.	1,300	47,918
Lincoln National Corp.	7,468	384,154
Loews Corp.	9,025	397,190
Maiden Holdings, Ltd. (b)	1,400	16,926
Markel Corp. (a)	400	262,256
Marsh & McLennan Cos., Inc.	15,383	797,147
MBIA, Inc. (a)	3,980	43,939
Meadowbrook Insurance Group, Inc. (b)	1,400	10,066
Mercury General Corp.	698	32,834
MetLife, Inc.	26,049	1,447,283
Montpelier Re Holdings, Ltd.	1,300	41,535
National Interstate Corp. (b)	200	5,604
National Western Life Insurance Co. (Class A)	100	24,941
Old Republic International Corp.	7,223	119,468
OneBeacon Insurance Group, Ltd. (Class A)	600	9,324
PartnerRe, Ltd.	1,643	179,432
Platinum Underwriters Holdings, Ltd.	900	58,365
Primerica, Inc. (b)	1,600	76,560
Principal Financial Group, Inc.	8,142	411,008
ProAssurance Corp.	1,676	74,414
Protective Life Corp.	2,196	152,249
Prudential Financial, Inc.	13,134	1,165,905
Reinsurance Group of America, Inc.	2,036	160,640
RenaissanceRe Holdings, Ltd. (b)	1,204	128,828
RLI Corp. (b)	1,202	55,028
Safety Insurance Group, Inc.	400	20,552
Selective Insurance Group, Inc.	1,552	38,366
StanCorp Financial Group, Inc.	1,199	76,736
State Auto Financial Corp.	400	9,372
Stewart Information Services Corp.	589	18,265
Symetra Financial Corp.	2,300	52,302
The Allstate Corp.	13,051	766,355
The Chubb Corp.	6,854	631,733
The Hanover Insurance Group, Inc.	1,207	76,222
The Navigators Group, Inc. (a)	300	20,115
The Phoenix Cos., Inc. (a)	211	10,210
The Progressive Corp.	16,843	427,139
The Travelers Cos., Inc.	9,944	935,432
Third Point Reinsurance, Ltd. (a)	1,600	24,416
Torchmark Corp.	2,533	207,503
United Fire Group, Inc.	600	17,592
Universal Insurance Holdings, Inc. (b)	800	10,376
Unum Group	7,487	260,248
Validus Holdings, Ltd.	2,905	111,087
W.R. Berkley Corp.	3,056	141,523
White Mountains Insurance Group, Ltd.	200	121,688
XL Group PLC	8,091	264,818

		18,942,431

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (a)	10,482	3,404,344
Blue Nile, Inc. (a)(b)	300	8,400
Expedia, Inc.	2,923	230,215
FTD Cos., Inc. (a)(b)	518	16,467
Groupon, Inc. (a)(b)	11,699	77,447
HomeAway, Inc. (a)(b)	2,600	90,532
HSN, Inc.	949	56,219
Lands’ End, Inc. (a)	365	12,257
Liberty Interactive Corp. (Class A) (a)	14,725	432,326
Liberty Ventures, (Series A) (a)	2,350	173,430
Netflix, Inc. (a)	1,662	732,277
NutriSystem, Inc. (b)	800	13,688
Orbitz Worldwide, Inc. (a)	698	6,212
Overstock.com, Inc. (a)	300	4,731
PetMed Express, Inc. (b)	600	8,088
RetailMeNot, Inc. (a)	900	23,949
Shutterfly, Inc. (a)(b)	1,100	47,366
The Priceline Group, Inc. (a)	1,441	1,733,523
TripAdvisor, Inc. (a)	3,125	339,563
ValueVision Media, Inc. (Class A) (a)	1,100	5,489

		7,416,523

INTERNET SOFTWARE & SERVICES — 3.1%
Akamai Technologies, Inc. (a)	4,978	303,957
Angie’s List, Inc. (a)(b)	1,199	14,316
AOL, Inc. (a)	2,201	87,578
Bankrate, Inc. (a)	1,300	22,802
Bazaarvoice, Inc. (a)	1,300	10,257
Blucora, Inc. (a)	1,100	20,757
Brightcove, Inc. (a)(b)	800	8,432
comScore, Inc. (a)	1,000	35,480
Constant Contact, Inc. (a)	900	28,899
Conversant, Inc. (a)(b)	2,098	53,289
Cornerstone OnDemand, Inc. (a)(b)	1,100	50,622
CoStar Group, Inc. (a)	800	126,536
Dealertrack Technologies, Inc. (a)	1,199	54,363
Demand Media, Inc. (a)(b)	1,000	4,820
Demandware, Inc. (a)(b)	703	48,767
Dice Holdings, Inc. (a)	1,100	8,371
Digital River, Inc. (a)	1,000	15,430
E2open, Inc. (a)(b)	400	8,268
EarthLink Holdings Corp.	2,882	10,721
eBay, Inc. (a)	35,358	1,770,021
Envestnet, Inc. (a)	600	29,352
Equinix, Inc. (a)	1,377	289,294
Facebook, Inc. (Class A) (a)	54,999	3,700,883
Global Eagle Entertainment, Inc. (a)	600	7,440
Gogo, Inc. (a)	1,600	31,296
Google, Inc. (Class A) (a)	7,801	4,561,011
Google, Inc. (Class C) (a)	7,901	4,545,287

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

IAC/InterActiveCorp.	2,101	$145,452
Internap Network Services Corp. (a)(b)	1,504	10,603
IntraLinks Holdings, Inc. (a)	1,100	9,779
j2 Global, Inc. (b)	1,300	66,118
LinkedIn Corp. (Class A) (a)	2,808	481,488
Liquidity Services, Inc. (a)(b)	698	11,000
LivePerson, Inc. (a)	1,500	15,225
LogMeIn, Inc. (a)	698	32,541
Millennial Media, Inc. (a)(b)	1,000	4,990
Monster Worldwide, Inc. (a)	3,229	21,118
Move, Inc. (a)	1,100	16,269
NIC, Inc.	1,800	28,530
OpenTable, Inc. (a)	600	62,160
Pandora Media, Inc. (a)(b)	5,722	168,799
Perficient, Inc. (a)	900	17,523
QuinStreet, Inc. (a)	900	4,959
Rackspace Hosting, Inc. (a)	3,099	104,312
SciQuest, Inc. (a)	600	10,614
Shutterstock, Inc. (a)(b)	200	16,596
SPS Commerce, Inc. (a)(b)	400	25,276
Stamps.com, Inc. (a)	400	13,476
Travelzoo, Inc. (a)	200	3,870
Trulia, Inc. (a)(b)	807	38,236
Twitter, Inc. (a)(b)	13,354	547,113
VeriSign, Inc. (a)(b)	3,942	192,409
VistaPrint NV (a)	900	36,414
Web.com Group, Inc. (a)	1,199	34,615
WebMD Health Corp. (a)	799	38,592
XO Group, Inc. (a)	698	8,530
Xoom Corp. (a)	900	23,724
Yahoo!, Inc. (a)	28,008	983,921
Yelp, Inc. (a)(b)	1,403	107,582
Zillow, Inc. (Class A) (a)(b)	900	128,637
Zix Corp. (a)(b)	1,700	5,814

		19,264,534

IT SERVICES — 3.1%
Accenture PLC (Class A)	18,096	1,462,881
Acxiom Corp. (a)	2,098	45,506
Alliance Data Systems Corp. (a)(b)	1,513	425,531
Amdocs, Ltd.	4,499	208,439
Automatic Data Processing, Inc.	13,562	1,075,195
Blackhawk Network Holdings, Inc. (a)(b)	296	8,353
Blackhawk Network Holdings, Inc. (Class B) (a)	1,098	29,481
Booz Allen Hamilton Holding Corp.	2,100	44,604
Broadridge Financial Solutions, Inc.	3,361	139,952
CACI International, Inc. (Class A) (a)(b)	600	42,126
Cardtronics, Inc. (a)(b)	1,300	44,304
Cass Information Systems, Inc. (b)	300	14,844
CIBER, Inc. (a)	2,098	10,364
Cognizant Technology Solutions Corp. (Class A) (a)	16,815	822,422
Computer Sciences Corp.	4,216	266,451
Computer Task Group, Inc.	400	6,584
Convergys Corp. (b)	2,900	62,176
CoreLogic, Inc. (a)	2,700	81,972
CSG Systems International, Inc.	900	23,499
DST Systems, Inc.	900	82,953
EPAM Systems, Inc. (a)	600	26,250
Euronet Worldwide, Inc. (a)	1,400	67,536
EVERTEC, Inc.	1,800	43,632
ExlService Holdings, Inc. (a)	900	26,505
Fidelity National Information Services, Inc.	8,200	448,868
Fiserv, Inc. (a)	7,473	450,771
FleetCor Technologies, Inc. (a)	2,300	303,140
Forrester Research, Inc.	400	15,152
Gartner, Inc. (a)	2,599	183,282
Genpact, Ltd. (a)	4,700	82,391
Global Cash Access Holdings, Inc. (a)	1,800	16,020
Global Payments, Inc.	2,098	152,839
Heartland Payment Systems, Inc. (b)	1,000	41,210
Higher One Holdings, Inc. (a)	900	3,429
iGate Corp. (a)	1,000	36,390
International Business Machines Corp.	26,365	4,779,184
Jack Henry & Associates, Inc.	2,446	145,366
Leidos Holdings, Inc.	2,027	77,715
ManTech International Corp. (Class A) (b)	698	20,605
Mastercard, Inc. (Class A)	28,009	2,057,821
MAXIMUS, Inc.	1,900	81,738
MoneyGram International, Inc. (a)	600	8,838
NeuStar, Inc. (Class A) (a)(b)	1,800	46,836
Paychex, Inc.	9,029	375,245
Sabre Corp. (a)	1,300	26,065
Sapient Corp. (a)	3,099	50,359
Science Applications International Corp.	1,157	51,093
ServiceSource International, Inc. (a)(b)	1,700	9,860
Sykes Enterprises, Inc. (a)	1,100	23,903
Syntel, Inc. (a)	400	34,384
TeleTech Holdings, Inc. (a)	600	17,394
Teradata Corp. (a)	4,567	183,593
The Western Union Co. (b)	15,562	269,845
Total System Services, Inc.	4,536	142,476
Unisys Corp. (a)	1,237	30,603
Vantiv, Inc. (a)	3,500	117,670
VeriFone Systems, Inc. (a)	2,992	109,956
Virtusa Corp. (a)	600	21,480
Visa, Inc. (Class A)	14,013	2,952,679
WEX, Inc. (a)	1,100	115,467
Xerox Corp.	34,263	426,232

		18,971,459

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc.	400	15,768
Black Diamond, Inc. (a)(b)	600	6,732
Brunswick Corp.	2,566	108,106
Callaway Golf Co. (b)	2,000	16,640
Hasbro, Inc.	3,164	167,850
JAKKS Pacific, Inc. (b)	500	3,870
Leapfrog Enterprises, Inc. (a)	1,800	13,230
Mattel, Inc.	9,672	376,918
Nautilus, Inc. (a)	900	9,981
Polaris Industries, Inc.	1,800	234,432

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Smith & Wesson Holding Corp. (a)(b)	1,800	$26,172
Sturm Ruger & Co, Inc. (b)	500	29,505

		1,009,204

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	1,960	17,464
Agilent Technologies, Inc.	9,702	557,283
Albany Molecular Research, Inc. (a)(b)	600	12,072
Bio-Rad Laboratories, Inc. (Class A) (a)	600	71,826
Bruker Corp. (a)	3,099	75,213
Cambrex Corp. (a)	800	16,560
Charles River Laboratories International, Inc. (a)	1,406	75,249
Covance, Inc. (a)	1,539	131,708
Fluidigm Corp. (a)(b)	698	20,521
Furiex Pharmaceuticals, Inc. (a)	200	21,236
Illumina, Inc. (a)(b)	3,628	647,743
Luminex Corp. (a)	1,000	17,150
PAREXEL International Corp. (a)(b)	1,600	84,544
PerkinElmer, Inc.	3,079	144,220
Qiagen NV (a)	6,500	158,925
Quintiles Transnational Holdings, Inc. (a)	1,600	85,264
Sequenom, Inc. (a)(b)	2,472	9,567
Techne Corp.	1,006	93,125
Thermo Fisher Scientific, Inc.	10,961	1,293,398
Waters Corp. (a)	2,410	251,700

		3,784,768

MACHINERY — 2.2%
Accuride Corp. (a)	1,100	5,379
Actuant Corp. (Class A)	2,000	69,140
AGCO Corp.	2,735	153,762
Alamo Group, Inc.	200	10,818
Albany International Corp. (Class A) (b)	800	30,368
Allison Transmission Holdings, Inc.	3,800	118,180
Altra Industrial Motion Corp.	800	29,112
American Railcar Industries, Inc. (b)	300	20,331
Astec Industries, Inc.	600	26,328
Barnes Group, Inc.	1,500	57,810
Blount International, Inc. (a)	1,400	19,754
Briggs & Stratton Corp. (b)	1,300	26,598
Caterpillar, Inc.	17,389	1,889,663
Chart Industries, Inc. (a)(b)	1,004	83,071
CIRCOR International, Inc.	500	38,565
CLARCOR, Inc.	1,362	84,240
Colfax Corp. (a)	3,109	231,745
Columbus McKinnon Corp.	500	13,525
Commercial Vehicle Group, Inc. (a)(b)	674	6,767
Crane Co.	1,383	102,840
Cummins, Inc.	5,455	841,652
Deere & Co.	10,134	917,634
Donaldson Co., Inc.	4,064	171,988
Douglas Dynamics, Inc.	600	10,572
Dover Corp.	4,930	448,383
Dynamic Materials Corp.	400	8,852
Energy Recovery, Inc. (a)(b)	1,199	5,899
EnPro Industries, Inc. (a)	600	43,896
ESCO Technologies, Inc.	698	24,179
Federal Signal Corp.	1,761	25,799
Flowserve Corp.	4,005	297,772
Freightcar America, Inc.	300	7,512
Graco, Inc.	1,693	132,189
Graham Corp.	300	10,443
Harsco Corp.	2,277	60,636
Hillenbrand, Inc.	1,500	48,930
Hurco Cos., Inc.	200	5,640
Hyster-Yale Materials Handling, Inc.	264	23,374
IDEX Corp.	2,335	188,528
Illinois Tool Works, Inc.	9,518	833,396
Ingersoll-Rand PLC	8,095	506,018
ITT Corp.	2,547	122,511
John Bean Technologies Corp.	831	25,753
Joy Global, Inc. (b)	2,919	179,752
Kadant, Inc.	300	11,535
Kennametal, Inc.	2,200	101,816
L.B. Foster Co. (Class A)	300	16,236
Lincoln Electric Holdings, Inc.	2,324	162,401
Lindsay Corp. (b)	400	33,788
Lydall, Inc. (a)	500	13,685
Meritor, Inc. (a)	2,744	35,782
Mueller Industries, Inc.	1,599	47,027
Mueller Water Products, Inc. (Class A)	4,360	37,670
Navistar International Corp. (a)(b)	1,512	56,670
Nordson Corp.	1,800	144,342
Oshkosh Corp.	2,493	138,436
PACCAR, Inc.	10,121	635,902
Pall Corp.	3,061	261,379
Parker Hannifin Corp.	4,188	526,557
Pentair PLC	5,664	408,488
Proto Labs, Inc. (a)	500	40,960
RBC Bearings, Inc.	600	38,430
Rexnord Corp. (a)	2,100	59,115
Snap-On, Inc.	1,600	189,632
SPX Corp.	1,271	137,535
Standex International Corp.	400	29,792
Stanley Black & Decker, Inc.	4,500	395,190
Sun Hydraulics Corp. (b)	600	24,360
Tennant Co.	500	38,160
Terex Corp.	3,053	125,478
The Exone Co. (a)(b)	200	7,924
The Gorman-Rupp Co.	499	17,650
The Greenbrier Cos., Inc. (a)(b)	698	40,205
The Manitowoc Co., Inc.	3,694	121,385
The Middleby Corp. (a)	1,806	149,392
The Toro Co.	1,600	101,760
Timken Co.	2,362	160,238
Titan International, Inc. (b)	1,500	25,230
TriMas Corp. (a)	1,613	61,504
Trinity Industries, Inc. (b)	4,400	192,368
Valmont Industries, Inc. (b)	803	122,016
Wabash National Corp. (a)(b)	1,900	27,075
WABCO Holdings, Inc. (a)	1,634	174,544
Wabtec Corp.	2,700	222,993

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Watts Water Technologies, Inc. (Class A)	795	$49,075
Woodward, Inc.	1,900	95,342
Xylem, Inc.	5,137	200,754

		13,439,125

MARINE — 0.0% (e)
Kirby Corp. (a)	1,600	187,424
Matson, Inc.	1,199	32,181
Navios Maritime Holdings, Inc.	2,200	22,264
Scorpio Bulkers, Inc. (a)	4,859	43,245

		285,114

MEDIA — 3.5%
AMC Networks, Inc. (Class A) (a)	1,706	104,902
Cablevision Systems Corp. (Class A) (b)	5,436	95,945
Carmike Cinemas, Inc. (a)	500	17,565
CBS Corp.	16,083	999,398
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,098	5,916
Charter Communications, Inc. (Class A) (a)	2,204	349,069
Cinemark Holdings, Inc.	3,200	113,152
Clear Channel Outdoor Holdings, Inc. (Class A)	1,199	9,808
Comcast Corp. (Class A)	72,225	3,877,038
Cumulus Media, Inc. (Class A) (a)	2,098	13,826
Dex Media, Inc. (a)(b)	500	5,570
DIRECTV (Class A) (a)	13,746	1,168,547
Discovery Communications, Inc. (Series A) (a)	6,808	505,698
DISH Network Corp. (Class A) (a)	5,791	376,878
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,098	48,799
Entercom Communications Corp. (Class A) (a)(b)	698	7,490
Entravision Communications Corp. (Class A)	1,500	9,330
Gannett Co., Inc.	6,370	199,445
Gray Television, Inc. (a)	1,400	18,382
Harte-Hanks, Inc.	1,199	8,621
John Wiley & Sons, Inc. (Class A)	1,300	78,767
Journal Communications, Inc. (Class A) (a)	1,185	10,511
Lamar Advertising Co. (Class A)	2,159	114,427
Liberty Media Corp. (Class A) (a)	2,756	376,690
Lions Gate Entertainment Corp. (b)	2,300	65,734
Live Nation Entertainment, Inc. (a)	3,875	95,674
Loral Space & Communications, Inc. (a)	400	29,076
MDC Partners, Inc. (Class A)	1,049	22,543
Media General, Inc. (Class A) (a)(b)	500	10,265
Meredith Corp. (b)	1,000	48,360
Morningstar, Inc.	600	43,086
National CineMedia, Inc.	1,600	28,016
News Corp. (Class A) (a)	13,866	248,756
Nexstar Broadcasting Group, Inc. (Class A) (b)	800	41,288
Omnicom Group, Inc.	7,469	531,942
Regal Entertainment Group (Class A) (b)	2,300	48,530
Rentrak Corp. (a)(b)	300	15,735
Scholastic Corp. (b)	698	23,795
Scripps Networks Interactive, Inc. (Class A)	3,064	248,613
Sinclair Broadcast Group, Inc. (Class A) (b)	1,900	66,025
Sirius XM Holdings, Inc. (a)(b)	86,013	297,605
Starz (Class A) (a)	3,257	97,026
The E.W. Scripps Co. (Class A) (a)	900	19,044
The Interpublic Group of Cos., Inc.	11,974	233,613
The Madison Square Garden Co. (Class A) (a)	1,706	106,540
The New York Times Co. (Class A) (b)	3,399	51,699
The Walt Disney Co.	48,266	4,138,327
Thomson Reuters Corp.	10,400	378,144
Time Warner Cable, Inc.	7,769	1,144,374
Time Warner, Inc.	24,764	1,739,671
Time, Inc. (a)	3,095	74,961
Twenty-First Century Fox, Inc.	53,081	1,865,797
Viacom, Inc. (Class B)	12,484	1,082,737
World Wrestling Entertainment, Inc. (Class A) (b)	800	9,544

		21,322,294

METALS & MINING — 0.7%
A.M. Castle & Co. (a)(b)	500	5,520
AK Steel Holding Corp. (a)(b)	3,759	29,922
Alcoa, Inc.	33,937	505,322
Allegheny Technologies, Inc.	2,906	131,061
Allied Nevada Gold Corp. (a)(b)	2,890	10,866
Carpenter Technology Corp.	1,300	82,225
Century Aluminum Co. (a)	1,395	21,874
Cliffs Natural Resources, Inc. (b)	4,251	63,978
Coeur Mines, Inc. (a)	2,836	26,034
Commercial Metals Co.	3,246	56,188
Compass Minerals International, Inc.	900	86,166
Freeport-McMoRan Copper & Gold, Inc.	28,863	1,053,499
Globe Specialty Metals, Inc.	1,800	37,404
Gold Resource Corp. (b)	900	4,554
Haynes International, Inc.	300	16,977
Hecla Mining Co. (b)	9,299	32,082
Horsehead Holding Corp. (a)(b)	1,199	21,894
Kaiser Aluminum Corp. (b)	500	36,435
Materion Corp.	600	22,194
Molycorp, Inc. (a)(b)	3,440	8,841
Newmont Mining Corp.	13,713	348,859
Nucor Corp.	8,855	436,109
Olympic Steel, Inc.	300	7,425
Reliance Steel & Aluminum Co.	2,160	159,214
Royal Gold, Inc.	1,804	137,320
RTI International Metals, Inc. (a)	900	23,931
Schnitzer Steel Industries, Inc. (Class A) (b)	760	19,813
Southern Copper Corp. (b)	4,398	133,567
Steel Dynamics, Inc.	6,189	111,092
Stillwater Mining Co. (a)(b)	3,300	57,915

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

SunCoke Energy, Inc. (a)	1,910	$41,065
Tahoe Resources, Inc. (a)(b)	2,400	62,880
United States Steel Corp. (b)	4,032	104,993
Universal Stainless & Alloy Products, Inc. (a)	200	6,496
US Silica Holdings, Inc.	1,500	83,160
Walter Energy, Inc. (b)	1,741	9,488
Worthington Industries, Inc.	1,464	63,011

		4,059,374

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	3,050	185,623
Ameren Corp.	6,781	277,207
Avista Corp. (b)	1,700	56,984
Black Hills Corp.	1,199	73,607
CenterPoint Energy, Inc.	11,898	303,875
CMS Energy Corp.	7,393	230,292
Consolidated Edison, Inc.	8,209	473,988
Dominion Resources, Inc.	16,379	1,171,426
DTE Energy Co.	4,897	381,329
Integrys Energy Group, Inc. (b)	2,200	156,486
MDU Resources Group, Inc.	5,300	186,030
NiSource, Inc.	8,689	341,825
NorthWestern Corp.	1,100	57,409
PG&E Corp.	12,917	620,274
Public Service Enterprise Group, Inc.	14,121	575,996
SCANA Corp.	3,900	209,859
Sempra Energy	6,796	711,609
TECO Energy, Inc. (b)	6,055	111,897
Vectren Corp.	2,300	97,750
Wisconsin Energy Corp. (b)	6,409	300,710

		6,524,176

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)	1,631	74,537
Burlington Stores, Inc. (a)	800	25,488
Dillard’s, Inc. (Class A)	728	84,892
Dollar General Corp. (a)	9,098	521,861
Dollar Tree, Inc. (a)	6,143	334,548
Family Dollar Stores, Inc.	2,703	178,776
Fred’s, Inc. (Class A)	1,000	15,290
J.C. Penney Co., Inc. (a)(b)	8,410	76,111
Kohl’s Corp. (b)	6,235	328,460
Macy’s, Inc.	10,704	621,046
Nordstrom, Inc.	4,042	274,573
Sears Holdings Corp. (a)(b)	1,220	48,751
Target Corp.	18,079	1,047,678
The Bon-Ton Stores, Inc. (b)	400	4,124
Tuesday Morning Corp. (a)(b)	1,199	21,366

		3,657,501

OIL, GAS & CONSUMABLE FUELS — 7.8%
Abraxas Petroleum Corp. (a)	2,260	14,148
Adams Resources & Energy, Inc.	32	2,500
Alon USA Energy, Inc.	600	7,464
Alpha Natural Resources, Inc. (a)(b)	6,152	22,824
Anadarko Petroleum Corp.	14,203	1,554,802
Antero Resources Corp. (a)	1,524	100,020
Apache Corp.	10,930	1,099,777
Approach Resources, Inc. (a)(b)	982	22,321
Arch Coal, Inc. (b)	5,884	21,477
Athlon Energy, Inc. (a)	1,411	67,305
Bill Barrett Corp. (a)(b)	1,400	37,492
Bonanza Creek Energy, Inc. (a)	800	45,752
BPZ Resources, Inc. (a)(b)	3,326	10,244
Cabot Oil & Gas Corp.	11,718	400,053
Carrizo Oil & Gas, Inc. (a)	1,606	111,232
Cheniere Energy, Inc. (a)	6,700	480,390
Chesapeake Energy Corp.	16,164	502,377
Chevron Corp.	53,015	6,921,108
Cimarex Energy Co.	2,439	349,899
Clayton Williams Energy, Inc. (a)(b)	184	25,276
Clean Energy Fuels Corp. (a)(b)	1,900	22,268
Cloud Peak Energy, Inc. (a)	1,700	31,314
Cobalt International Energy, Inc. (a)	9,798	179,793
Comstock Resources, Inc. (b)	1,300	37,492
Concho Resources, Inc. (a)	3,144	454,308
ConocoPhillips	34,420	2,950,827
CONSOL Energy, Inc.	6,358	292,913
Contango Oil & Gas Co. (a)	388	16,416
Continental Resources, Inc. (a)(b)	1,199	189,490
CVR Energy, Inc. (b)	400	19,276
Delek US Holdings, Inc.	1,700	47,991
Denbury Resources, Inc. (b)	10,377	191,559
Devon Energy Corp.	11,605	921,437
Diamondback Energy, Inc. (a)(b)	1,100	97,680
Emerald Oil, Inc. (a)(b)	1,000	7,650
Energen Corp.	2,000	177,760
Energy XXI Bermuda, Ltd. (b)	2,647	62,549
EOG Resources, Inc.	15,293	1,787,140
EP Energy Corp. (Class A) (a)	1,721	39,669
EQT Corp.	4,200	448,980
EXCO Resources, Inc. (b)	4,743	27,936
Exxon Mobil Corp.	119,674	12,048,778
Forest Oil Corp. (a)(b)	3,278	7,474
GasLog, Ltd.	698	22,259
Golar LNG, Ltd. (b)	1,199	72,060
Goodrich Petroleum Corp. (a)	736	20,314
Green Plains, Inc.	698	22,943
Gulfport Energy Corp. (a)	2,604	163,531
Halcon Resources Corp. (a)(b)	5,798	42,267
Hess Corp.	8,286	819,403
HollyFrontier Corp.	5,652	246,936
Kinder Morgan, Inc.	18,435	668,453
Kodiak Oil & Gas Corp. (a)	7,399	107,655
Kosmos Energy, Ltd. (a)	2,800	31,444
Laredo Petroleum Holdings, Inc. (a)(b)	2,200	68,156
Magnum Hunter Resources Corp. (a)(b)	4,800	39,360
Marathon Oil Corp.	19,734	787,781
Marathon Petroleum Corp.	7,000	546,490
Matador Resources Co. (a)	1,400	40,992
Murphy Oil Corp.	5,302	352,477
Newfield Exploration Co. (a)	3,802	168,048
Noble Energy, Inc.	10,174	788,078
Nordic American Tanker Shipping, Ltd. (b)	1,800	17,154
Northern Oil and Gas, Inc. (a)(b)	1,800	29,322

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Oasis Petroleum, Inc. (a)	3,106	$173,594
Occidental Petroleum Corp.	21,860	2,243,492
ONEOK, Inc.	5,700	388,056
Panhandle Oil & Gas, Inc. (Class A)	232	12,999
Parsley Energy, Inc. (Class A) (a)	1,400	33,698
PBF Energy, Inc.	1,898	50,582
PDC Energy, Inc. (a)	1,210	76,412
Peabody Energy Corp. (b)	7,554	123,508
Penn Virginia Corp. (a)(b)	1,500	25,425
PetroQuest Energy, Inc. (a)	1,600	12,032
Phillips 66	16,425	1,321,063
Pioneer Natural Resources Co.	3,937	904,762
QEP Resources, Inc.	5,003	172,603
Quicksilver Resources, Inc. (a)(b)	1,412	3,770
Range Resources Corp.	4,562	396,666
Renewable Energy Group, Inc. (a)(b)	600	6,882
Resolute Energy Corp. (a)(b)	1,900	16,416
REX American Resources Corp. (a)	200	14,662
Rex Energy Corp. (a)	1,242	21,996
Rice Energy, Inc. (a)	1,822	55,480
Rosetta Resources, Inc. (a)	1,700	93,245
RSP Permian, Inc. (a)(b)	1,113	36,106
Sanchez Energy Corp. (a)(b)	1,516	56,986
SandRidge Energy, Inc. (a)(b)	13,802	98,684
Scorpio Tankers, Inc. (b)	6,344	64,518
SemGroup Corp.(Class A)	1,199	94,541
Ship Finance International, Ltd. (b)	1,400	26,026
SM Energy Co.	1,867	157,015
Solazyme, Inc. (a)(b)	1,300	15,314
Southwestern Energy Co. (a)	9,836	447,440
Spectra Energy Corp.	18,656	792,507
Stone Energy Corp. (a)	1,400	65,506
Swift Energy Co. (a)(b)	1,199	15,563
Synergy Resources Corp. (a)	1,100	14,575
Targa Resources Corp.	1,100	153,527
Teekay Corp.	1,100	68,475
Tesoro Corp.	3,757	220,423
The Williams Cos., Inc.	19,067	1,109,890
Triangle Petroleum Corp. (a)(b)	3,246	38,141
Ultra Petroleum Corp. (a)	4,296	127,548
VAALCO Energy, Inc. (a)	1,600	11,568
Valero Energy Corp.	15,215	762,271
W&T Offshore, Inc. (b)	1,000	16,370
Warren Resources, Inc. (a)	2,000	12,400
Western Refining, Inc.	1,500	56,325
Whiting Petroleum Corp. (a)	3,300	264,825
World Fuel Services Corp. (b)	2,000	98,460
WPX Energy, Inc. (a)(b)	5,555	132,820

		48,017,451

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	400	11,456
Clearwater Paper Corp. (a)	600	37,032
Deltic Timber Corp. (b)	300	18,126
Domtar Corp.	1,826	78,244
International Paper Co.	12,384	625,021
KapStone Paper and Packaging Corp. (a)	2,202	72,952
Louisiana-Pacific Corp. (a)(b)	3,919	58,863
Neenah Paper, Inc.	400	21,260
P.H. Glatfelter Co.	1,199	31,810
Resolute Forest Products, Inc. (a)	1,900	31,882
Schweitzer-Mauduit International, Inc.	900	39,294
Wausau Paper Corp. (b)	1,400	15,148
Weyerhaeuser Co.	16,733	553,695

		1,594,783

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	12,083	176,533
Coty, Inc. (Class A) (b)	2,460	42,140
Elizabeth Arden, Inc. (a)	698	14,951
Herbalife, Ltd. (b)	2,396	154,638
Inter Parfums, Inc.	500	14,775
Medifast, Inc. (a)(b)	400	12,164
Nu Skin Enterprises, Inc. (Class A)	1,600	118,336
Revlon, Inc. (Class A) (a)	300	9,150
The Estee Lauder Cos., Inc. (Class A)	6,505	483,061
The Female Health Co. (b)	600	3,306
USANA Health Sciences, Inc. (a)(b)	200	15,628

		1,044,682

PHARMACEUTICALS — 5.1%
AbbVie, Inc.	44,590	2,516,660
AcelRx Pharmaceuticals, Inc. (a)(b)	600	6,150
Actavis PLC (a)	4,870	1,086,254
Akorn, Inc. (a)(b)	1,600	53,200
Allergan, Inc.	8,384	1,418,741
Auxilium Pharmaceuticals, Inc. (a)(b)	1,351	27,101
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	3,999	22,554
Bristol-Myers Squibb Co.	46,236	2,242,908
DepoMed, Inc. (a)	1,600	22,240
Eli Lilly & Co.	27,928	1,736,284
Endo International PLC (a)	3,925	274,829
Endocyte, Inc. (a)(b)	800	5,272
Forest Laboratories, Inc. (a)	6,749	668,151
Horizon Pharma, Inc. (a)(b)	2,632	41,638
Hospira, Inc. (a)	4,569	234,710
Impax Laboratories, Inc. (a)	1,900	56,981
Jazz Pharmaceuticals PLC (a)	1,604	235,804
Johnson & Johnson	79,011	8,266,131
Lannett Co., Inc. (a)	500	24,810
Mallinckrodt PLC (a)(b)	1,684	134,754
Merck & Co., Inc.	81,436	4,711,073
Mylan, Inc. (a)	10,581	545,556
Nektar Therapeutics (a)	3,226	41,357
Pacira Pharmaceuticals, Inc. (a)(b)	800	73,488
Perrigo Co. PLC	3,740	545,142
Pfizer, Inc.	177,736	5,275,205
Prestige Brands Holdings, Inc. (a)	1,400	47,446
Questcor Pharmaceuticals, Inc. (b)	1,737	160,655
Repros Therapeutics, Inc. (a)(b)	500	8,650
Sagent Pharmaceuticals, Inc. (a)(b)	500	12,930
Salix Pharmaceuticals, Ltd. (a)	1,700	209,695
Sciclone Pharmaceuticals, Inc. (a)(b)	1,500	7,890
The Medicines Co. (a)	2,216	64,397
TherapeuticsMD, Inc. (a)(b)	2,200	9,724
Theravance Biopharma, Inc. (a)(b)	746	23,782
Theravance, Inc. (a)(b)	2,616	77,904
VIVUS, Inc. (a)(b)	2,814	14,970

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

XenoPort, Inc. (a)(b)	1,199	$5,791
Zoetis, Inc.	13,925	449,360

		31,360,187

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (b)	1,400	24,850
Barrett Business Services, Inc.	200	9,400
CBIZ, Inc. (a)(b)	1,100	9,933
CDI Corp.	400	5,764
CRA International, Inc. (a)	300	6,915
Dun & Bradstreet Corp.	1,150	126,730
Equifax, Inc.	3,383	245,403
Exponent, Inc.	400	29,644
FTI Consulting, Inc. (a)(b)	1,100	41,602
GP Strategies Corp. (a)	400	10,352
Heidrick & Struggles International, Inc.	500	9,250
Huron Consulting Group, Inc. (a)	600	42,492
ICF International, Inc. (a)	500	17,680
IHS, Inc. (Class A) (a)	1,855	251,668
Insperity, Inc.	600	19,800
Kelly Services, Inc. (Class A)	800	13,736
Kforce, Inc.	800	17,320
Korn/Ferry International (a)	1,400	41,118
Manpower, Inc.	2,124	180,221
Mistras Group, Inc. (a)	400	9,808
Navigant Consulting, Inc. (a)	1,400	24,430
Nielsen NV	7,900	382,439
On Assignment, Inc. (a)	1,300	46,241
Pendrell Corp. (a)	4,499	7,918
Resources Connection, Inc.	1,100	14,421
Robert Half International, Inc.	3,921	187,188
RPX Corp. (a)	900	15,975
The Advisory Board Co. (a)(b)	1,000	51,800
The Corporate Executive Board Co.	900	61,398
Towers Watson & Co. (Class A) (b)	1,800	187,614
TrueBlue, Inc. (a)	1,100	30,327
Verisk Analytics, Inc. (Class A) (a)	4,600	276,092
VSE Corp.	100	7,032
WageWorks, Inc. (a)	698	33,651

		2,440,212

REAL ESTATE INVESTMENT TRUSTS — 3.5%
Acadia Realty Trust	1,500	42,135
AG Mortgage Investment Trust, Inc.	800	15,144
Agree Realty Corp.	412	12,455
Alexander’s, Inc.	100	36,947
Alexandria Real Estate Equities, Inc.	2,000	155,280
Altisource Residential Corp. (b)	1,724	44,876
American Assets Trust, Inc.	919	31,751
American Campus Communities, Inc.	2,915	111,470
American Capital Agency Corp.	10,694	250,346
American Capital Mortgage Investment Corp.	1,600	32,032
American Homes 4 Rent (Class A)	3,934	69,868
American Realty Capital Healthcare Trust, Inc.	4,700	51,183
American Realty Capital Properties, Inc.	25,308	317,109
American Residential Properties, Inc. (a)(b)	400	7,500
American Tower Corp.	11,294	1,016,234
AmREIT, Inc.	500	9,150
Annaly Capital Management, Inc.	26,394	301,683
Anworth Mortgage Asset Corp.	3,999	20,635
Apartment Investment & Management Co. (Class A)	4,104	132,436
Apollo Commercial Real Estate Finance, Inc. (b)	1,001	16,506
Apollo Residential Mortgage, Inc. (b)	900	15,048
Armada Hoffler Properties, Inc.	500	4,840
ARMOUR Residential REIT, Inc. (b)	10,400	45,032
Ashford Hospitality Prime, Inc. (b)	296	5,079
Ashford Hospitality Trust, Inc.	1,477	17,045
Associated Estates Realty Corp.	1,400	25,228
AvalonBay Communities, Inc.	3,686	524,112
Aviv REIT, Inc.	300	8,451
BioMed Realty Trust, Inc.	5,232	114,215
Boston Properties, Inc.	4,279	505,692
Brandywine Realty Trust	4,398	68,609
Brixmor Property Group, Inc.	2,024	46,451
Camden Property Trust	2,344	166,776
Campus Crest Communities, Inc. (b)	1,800	15,588
Capstead Mortgage Corp. (b)	2,700	35,505
CareTrust REIT, Inc. (a)	500	9,900
CBL & Associates Properties, Inc.	4,513	85,747
Cedar Realty Trust, Inc.	2,007	12,544
Chambers Street Properties (b)	6,899	55,468
Chatham Lodging Trust	500	10,950
Chesapeake Lodging Trust	1,400	42,322
Chimera Investment Corp.	28,697	91,543
Colony Financial, Inc. (b)	2,812	65,295
Columbia Property Trust, Inc.	3,500	91,035
CommonWealth REIT	3,300	86,856
Coresite Realty Corp. (b)	615	20,338
Corporate Office Properties Trust	2,351	65,381
Corrections Corp. of America (b)	3,200	105,120
Cousins Properties, Inc.	5,935	73,891
Crown Castle International Corp.	9,567	710,445
CubeSmart	3,700	67,784
CyrusOne, Inc.	500	12,450
CYS Investments, Inc. (b)	4,898	44,180
DCT Industrial Trust, Inc.	8,098	66,485
DDR Corp.	9,069	159,886
DiamondRock Hospitality Co.	5,499	70,497
Digital Realty Trust, Inc. (b)	3,569	208,144
Douglas Emmett, Inc.	3,999	112,852
Duke Realty Corp.	8,942	162,387
DuPont Fabros Technology, Inc. (b)	1,700	45,832
Dynex Capital, Inc. (b)	1,500	13,275
EastGroup Properties, Inc.	800	51,384
Education Realty Trust, Inc.	3,200	34,368
Empire State Realty Trust, Inc. (Class A) (b)	3,239	53,443
EPR Properties	1,710	95,538
Equity Lifestyle Properties, Inc.	2,400	105,984
Equity One, Inc.	1,700	40,103
Equity Residential	10,083	635,229

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Essex Property Trust, Inc. (b)	1,738	$321,374
Excel Trust, Inc.	1,300	17,329
Extra Space Storage, Inc.	3,126	166,459
Federal Realty Investment Trust	1,800	217,656
FelCor Lodging Trust, Inc.	3,498	36,764
First Industrial Realty Trust, Inc.	3,000	56,520
First Potomac Realty Trust	1,600	20,992
Franklin Street Properties Corp.	2,500	31,450
Gaming and Leisure Properties, Inc. (b)	2,893	98,275
General Growth Properties, Inc.	16,598	391,049
Getty Realty Corp. (b)	698	13,318
Gladstone Commercial Corp. (b)	300	5,361
Glimcher Realty Trust	3,999	43,309
Government Properties Income Trust (b)	1,500	38,085
Gramercy Property Trust, Inc. (b)	1,700	10,285
Hatteras Financial Corp.	2,800	55,468
HCP, Inc.	12,686	524,947
Health Care REIT, Inc.	8,574	537,333
Healthcare Realty Trust, Inc.	3,218	81,802
Healthcare Trust of America, Inc. (Class A)	6,599	79,452
Hersha Hospitality Trust	5,600	37,576
Highwoods Properties, Inc.	2,914	122,242
Home Properties, Inc.	1,800	115,128
Hospitality Properties Trust	4,687	142,485
Host Hotels & Resorts, Inc.	20,748	456,663
Hudson Pacific Properties, Inc.	1,199	30,383
Inland Real Estate Corp.	2,400	25,512
Invesco Mortgage Capital, Inc.	3,800	65,968
Investors Real Estate Trust	2,854	26,285
iStar Financial, Inc. (a)(b)	2,407	36,057
Kilroy Realty Corp.	2,508	156,198
Kimco Realty Corp.	11,388	261,696
Kite Realty Group Trust	5,839	35,851
LaSalle Hotel Properties	3,306	116,669
Lexington Realty Trust (b)	5,838	64,276
Liberty Property Trust	3,970	150,582
LTC Properties, Inc.	1,000	39,040
Mack-Cali Realty Corp.	2,500	53,700
Medical Properties Trust, Inc.	5,921	78,394
MFA Financial, Inc.	10,099	82,913
Mid-America Apartment Communities, Inc.	2,099	153,332
Monmouth Real Estate Investment Corp.(Class A)	1,185	11,897
National Health Investors, Inc.	1,002	62,685
National Retail Properties, Inc. (b)	3,291	122,392
New Residential Investment Corp.	7,100	44,730
New York Mortgage Trust, Inc. (b)	1,800	14,058
New York REIT, Inc.	4,900	54,194
NorthStar Realty Finance Corp.	10,087	175,312
OMEGA Healthcare Investors, Inc.	3,814	140,584
One Liberty Properties, Inc.	300	6,402
Parkway Properties, Inc.	2,414	49,849
Pebblebrook Hotel Trust	1,700	62,832
Pennsylvania Real Estate Investment Trust	1,910	35,946
PennyMac Mortgage Investment Trust	2,523	55,355
Piedmont Office Realty Trust, Inc. (Class A)	4,700	89,018
Plum Creek Timber Co., Inc.	4,939	222,749
Post Properties, Inc.	1,486	79,442
Potlatch Corp.	1,100	45,540
ProLogis	13,911	571,603
PS Business Parks, Inc.	500	41,745
Public Storage	4,053	694,482
RAIT Financial Trust (b)	2,000	16,540
Ramco-Gershenson Properties Trust	1,700	28,254
Rayonier, Inc.	3,498	124,354
Realty Income Corp. (b)	6,134	272,472
Redwood Trust, Inc. (b)	2,300	44,781
Regency Centers Corp.	2,510	139,757
Resource Capital Corp. (b)	3,498	19,694
Retail Opportunity Investments Corp. (b)	1,883	29,620
Retail Properties of America, Inc. (Class A)	6,600	101,508
RLJ Lodging Trust	3,403	98,313
Rouse Properties, Inc. (b)	600	10,266
Ryman Hospitality Properties (b)	1,186	57,106
Sabra Healthcare REIT, Inc.	1,000	28,710
Saul Centers, Inc.	200	9,720
Select Income REIT	500	14,820
Senior Housing Properties Trust	6,329	153,731
Silver Bay Realty Trust Corp.	400	6,528
Simon Property Group, Inc.	8,735	1,452,456
SL Green Realty Corp.	2,592	283,591
Sovran Self Storage, Inc.	900	69,525
Spirit Realty Capital, Inc.	12,270	139,387
STAG Industrial, Inc.	1,199	28,788
Starwood Property Trust, Inc. (b)	6,034	143,428
Starwood Waypoint Residential Trust (a)	1,207	31,635
Strategic Hotels & Resorts, Inc. (a)	6,856	80,284
Summit Hotel Properties, Inc.	1,800	19,080
Sun Communities, Inc.	1,000	49,840
Sunstone Hotel Investors, Inc.	6,205	92,641
Tanger Factory Outlet Centers, Inc.	2,603	91,027
Taubman Centers, Inc.	1,800	136,458
Terreno Realty Corp.	500	9,665
The Geo Group, Inc.	2,000	71,460
The Macerich Co.	3,851	257,054
Two Harbors Investment Corp.	10,199	106,885
UDR, Inc.	6,995	200,267
Universal Health Realty Income Trust	300	13,044
Ventas, Inc.	8,218	526,774
Vornado Realty Trust	5,210	556,063
Washington Prime Group, Inc. (a)	4,367	81,838
Washington Real Estate Investment Trust (b)	1,900	49,362
Weingarten Realty Investors	3,312	108,766
Western Asset Mortgage Capital Corp.	765	10,840
Whitestone REIT (b)	500	7,455
Winthrop Realty Trust	800	12,280
WP Carey, Inc.	2,800	180,320

		21,324,447

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	1,199	$49,699
Altisource Portfolio Solutions SA (a)	400	45,832
CBRE Group, Inc. (a)	7,776	249,143
Consolidated-Tomoka Land Co.	200	9,180
Forest City Enterprises, Inc. (Class A) (a)	4,398	87,388
Forestar Group, Inc. (a)	970	18,517
Jones Lang LaSalle, Inc.	1,202	151,921
Kennedy-Wilson Holdings, Inc.	2,411	64,663
Realogy Holdings Corp. (a)	4,100	154,611
Tejon Ranch Co. (a)	400	12,876
The Howard Hughes Corp. (a)	1,100	173,613
The St. Joe Co. (a)(b)	1,827	46,461

		1,063,904

ROAD & RAIL — 1.0%
AMERCO, Inc.	200	58,152
ArcBest Corp.	698	30,370
Avis Budget Group, Inc. (a)	3,028	180,741
Celadon Group, Inc.	600	12,792
Con-way, Inc.	1,620	81,664
CSX Corp.	28,503	878,177
Genesee & Wyoming, Inc. (Class A) (a)	1,499	157,395
Heartland Express, Inc. (b)	1,300	27,742
Hertz Global Holdings, Inc. (a)	12,499	350,347
J.B. Hunt Transport Services, Inc.	2,706	199,649
Kansas City Southern	3,068	329,841
Knight Transportation, Inc. (b)	1,600	38,032
Landstar System, Inc.	1,291	82,624
Marten Transport, Ltd.	698	15,600
Norfolk Southern Corp.	8,973	924,488
Old Dominion Freight Line, Inc. (a)	2,000	127,360
Patriot Transportation Holding, Inc. (a)(b)	200	6,994
Quality Distribution, Inc. (a)	600	8,916
Roadrunner Transportation Systems, Inc. (a)	500	14,050
Ryder Systems, Inc.	1,400	123,326
Saia, Inc. (a)	698	30,663
Swift Transportation Co. (a)	2,300	58,029
Union Pacific Corp.	25,222	2,515,895
Werner Enterprises, Inc. (b)	1,300	34,463
YRC Worldwide, Inc. (a)(b)	1,514	42,559

		6,329,869

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)	1,100	21,175
Advanced Micro Devices, Inc. (a)(b)	16,350	68,506
Altera Corp.	8,910	309,712
Ambarella, Inc. (a)(b)	500	15,590
Amkor Technology, Inc. (a)	1,800	20,124
Analog Devices, Inc.	8,586	464,245
Applied Materials, Inc.	33,540	756,327
Applied Micro Circuits Corp. (a)(b)	1,900	20,539
Atmel Corp. (a)	11,999	112,431
Avago Technologies, Ltd.	6,899	497,211
Axcelis Technologies, Inc. (a)	3,000	6,000
Broadcom Corp. (Class A)	15,874	589,243
Brooks Automation, Inc.	1,900	20,463
Cabot Microelectronics Corp. (a)	600	26,790
Cavium, Inc. (a)(b)	1,400	69,524
CEVA, Inc. (a)	600	8,862
Cirrus Logic, Inc. (a)(b)	1,738	39,522
Cohu, Inc.	698	7,469
Cree, Inc. (a)(b)	3,282	163,936
Cypress Semiconductor Corp. (a)(b)	4,109	44,829
Diodes, Inc. (a)	1,000	28,960
Entegris, Inc. (a)	3,900	53,605
Entropic Communications, Inc. (a)	2,500	8,325
Exar Corp. (a)	1,100	12,430
Fairchild Semiconductor International, Inc. (a)	3,498	54,569
First Solar, Inc. (a)(b)	2,002	142,262
Formfactor, Inc. (a)	1,500	12,480
Freescale Semiconductor, Ltd. (a)(b)	2,900	68,150
GT Advanced Technologies, Inc. (a)(b)	4,717	87,736
Hittite Microwave Corp.	900	70,155
Inphi Corp. (a)	698	10,247
Integrated Device Technology, Inc. (a)	3,700	57,202
Integrated Silicon Solution, Inc. (a)	800	11,816
Intel Corp.	139,521	4,311,199
International Rectifier Corp. (a)	1,896	52,898
Intersil Corp. (Class A)	3,547	53,028
IXYS Corp.	698	8,599
KLA-Tencor Corp.	4,654	338,067
Kopin Corp. (a)	1,800	5,868
Lam Research Corp.	4,526	305,867
Lattice Semiconductor Corp. (a)	3,200	26,400
Linear Technology Corp.	6,526	307,179
Marvell Technology Group, Ltd.	11,046	158,289
Maxim Integrated Products, Inc.	8,081	273,219
Micrel, Inc.	1,300	14,664
Microchip Technology, Inc. (b)	5,455	266,259
Micron Technology, Inc. (a)	29,830	982,898
Microsemi Corp. (a)	2,628	70,325
MKS Instruments, Inc.	1,488	46,485
Monolithic Power Systems, Inc.	1,000	42,350
Nanometrics, Inc. (a)(b)	600	10,950
NVE Corp. (a)	100	5,559
NVIDIA Corp.	16,132	299,087
OmniVision Technologies, Inc. (a)	1,500	32,970
ON Semiconductor Corp. (a)	12,585	115,027
PDF Solutions, Inc. (a)	698	14,812
Peregrine Semiconductor Corp. (a)	698	4,788
Photronics, Inc. (a)(b)	1,700	14,620
PLX Technology, Inc. (a)	1,300	8,411
PMC-Sierra, Inc. (a)	5,700	43,377
Power Integrations, Inc.	800	46,032
Rambus, Inc. (a)(b)	3,123	44,659
RF Micro Devices, Inc. (a)(b)	7,799	74,792
Rudolph Technologies, Inc. (a)	900	8,892
Semtech Corp. (a)	1,900	49,685
Silicon Image, Inc. (a)	2,200	11,088
Silicon Laboratories, Inc. (a)	1,199	59,051
Skyworks Solutions, Inc.	5,355	251,471

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Spansion, Inc. (Class A) (a)	1,300	$27,391
SunEdison, Inc. (a)(b)	8,242	186,269
SunPower Corp. (a)(b)	1,165	47,742
Synaptics, Inc. (a)	900	81,576
Teradyne, Inc. (b)	5,337	104,605
Tessera Technologies, Inc.	1,500	33,120
Texas Instruments, Inc.	30,123	1,439,578
TriQuint Semiconductor, Inc. (a)	4,600	72,726
Ultratech, Inc. (a)(b)	800	17,744
Veeco Instruments, Inc. (a)(b)	1,100	40,986
Xcerra Corp. (a)	1,300	11,830
Xilinx, Inc.	7,339	347,208

		14,650,075

SOFTWARE — 3.7%
ACI Worldwide, Inc. (a)	1,100	61,413
Activision Blizzard, Inc.	13,764	306,937
Actuate Corp. (a)	1,300	6,201
Adobe Systems, Inc. (a)	14,006	1,013,474
Advent Software, Inc.	900	29,313
American Software, Inc. (Class A)	698	6,896
Ansys, Inc. (a)	2,599	197,056
Aspen Technology, Inc. (a)	2,599	120,594
Autodesk, Inc. (a)	6,226	351,022
AVG Technologies NV (a)	698	14,051
Blackbaud, Inc.	1,300	46,462
Bottomline Technologies, Inc. (a)(b)	1,100	32,912
BroadSoft, Inc. (a)(b)	800	21,112
CA, Inc.	9,111	261,850
Cadence Design Systems, Inc. (a)(b)	7,897	138,118
Callidus Software, Inc. (a)	1,000	11,940
Citrix Systems, Inc. (a)(b)	5,206	325,635
CommVault Systems, Inc. (a)	1,300	63,921
Compuware Corp.	5,987	59,810
Comverse, Inc. (a)	610	16,275
Concur Technologies, Inc. (a)(b)	1,296	120,969
Ebix, Inc. (b)	900	12,879
Electronic Arts, Inc. (a)	8,434	302,528
Ellie Mae, Inc. (a)(b)	698	21,729
EnerNOC, Inc. (a)	698	13,227
EPIQ Systems, Inc.	900	12,645
ePlus, Inc. (a)(b)	100	5,820
FactSet Research Systems, Inc. (b)	1,199	144,216
Fair Isaac Corp.	1,000	63,760
FireEye, Inc. (a)(b)	2,412	97,807
FleetMatics Group PLC (a)(b)	500	16,170
Fortinet, Inc. (a)	3,800	95,494
Guidewire Software, Inc. (a)(b)	1,609	65,422
Imperva, Inc. (a)(b)	600	15,708
Infoblox, Inc. (a)	1,400	18,410
Informatica Corp. (a)	3,000	106,950
Interactive Intelligence Group (a)(b)	400	22,452
Intuit, Inc.	8,327	670,573
Jive Software, Inc. (a)(b)	1,100	9,361
Manhattan Associates, Inc. (a)	2,618	90,138
Mentor Graphics Corp.	2,700	58,239
MICROS Systems, Inc. (a)	2,200	149,380
Microsoft Corp.	230,195	9,599,131
MicroStrategy, Inc. (a)	300	42,186
Monotype Imaging Holdings, Inc.	1,100	30,987
Netscout Systems, Inc. (a)	1,000	44,340
NetSuite, Inc. (a)(b)	1,000	86,880
Nuance Communications, Inc. (a)(b)	7,305	137,115
Oracle Corp.	91,508	3,708,819
Pegasystems, Inc.	1,000	21,120
Progress Software Corp. (a)	1,500	36,060
Proofpoint, Inc. (a)(b)	600	22,476
PROS Holdings, Inc. (a)(b)	600	15,864
PTC, Inc. (a)	3,344	129,747
QLIK Technologies, Inc. (a)	2,400	54,288
Quality Systems, Inc. (b)	1,100	17,655
Qualys, Inc. (a)(b)	400	10,268
RealPage, Inc. (a)(b)	1,300	29,224
Red Hat, Inc. (a)	5,328	294,479
Rovi Corp. (a)	2,858	68,478
Salesforce.com, Inc. (a)	17,083	992,181
SeaChange International, Inc. (a)	900	7,209
ServiceNow, Inc. (a)(b)	4,000	247,840
SolarWinds, Inc. (a)	1,800	69,588
Solera Holdings, Inc.	1,950	130,942
Splunk, Inc. (a)	3,305	182,866
SS&C Technologies Holdings, Inc. (a)	1,600	70,752
Symantec Corp.	19,441	445,199
Synchronoss Technologies, Inc. (a)(b)	800	27,968
Synopsys, Inc. (a)	4,281	166,188
Tableau Software, Inc. (Class A) (a)(b)	1,100	78,463
Take-Two Interactive Software, Inc. (a)	2,300	51,152
Tangoe, Inc. (a)	900	13,554
TIBCO Software, Inc. (a)	4,600	92,782
TiVo, Inc. (a)	3,498	45,159
Tyler Technologies, Inc. (a)	900	82,089
Ultimate Software Group, Inc. (a)	800	110,536
Vasco Data Security International (a)	800	9,280
Verint Systems, Inc. (a)	1,514	74,262
VirnetX Holding Corp. (a)(b)	1,199	21,114
VMware, Inc. (Class A) (a)(b)	2,355	227,987
Vringo, Inc. (a)(b)	1,900	6,498
Workday, Inc. (Class A) (a)(b)	2,604	233,995
Zynga, Inc. (Class A) (a)	16,299	52,320

		22,987,910

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	2,098	74,773
Abercrombie & Fitch Co. (Class A) (b)	2,178	94,199
Advance Auto Parts, Inc.	2,027	273,483
Aeropostale, Inc. (a)(b)	2,220	7,748
America’s Car-Mart, Inc. (a)(b)	200	7,910
American Eagle Outfitters, Inc. (b)	5,332	59,825
ANN, Inc. (a)	1,300	53,482
Asbury Automotive Group, Inc. (a)	900	61,866
Ascena Retail Group, Inc. (a)	3,599	61,543
AutoNation, Inc. (a)	2,036	121,508
AutoZone, Inc. (a)	910	487,978
Barnes & Noble, Inc. (a)(b)	1,100	25,069
bebe stores, inc. (b)	1,000	3,050
Bed Bath & Beyond, Inc. (a)	6,142	352,428
Best Buy Co., Inc.	7,624	236,420

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Big 5 Sporting Goods Corp.	500	$6,135
Brown Shoe Co., Inc.	1,199	34,303
Cabela’s, Inc. (a)(b)	1,300	81,120
CarMax, Inc. (a)(b)	6,298	327,559
Chico’s FAS, Inc.	4,568	77,473
Christopher & Banks Corp. (a)	1,000	8,760
Citi Trends, Inc. (a)	400	8,584
Conn’s, Inc. (a)(b)	600	29,634
CST Brands, Inc.	1,668	57,546
Destination Maternity Corp.	400	9,108
Destination XL Group, Inc. (a)(b)	1,199	6,606
Dick’s Sporting Goods, Inc.	2,748	127,947
DSW, Inc. (Class A)	2,000	55,880
Express, Inc. (a)	2,400	40,872
Five Below, Inc. (a)(b)	1,500	59,865
Foot Locker, Inc.	4,229	214,495
Francesca’s Holdings Corp. (a)	1,199	17,673
GameStop Corp. (Class A) (b)	3,289	133,106
Genesco, Inc. (a)(b)	633	51,988
GNC Holdings, Inc. (Class A)	2,700	92,070
Group 1 Automotive, Inc.	600	50,586
Guess?, Inc.	1,700	45,900
Haverty Furniture Cos., Inc.	600	15,078
hhgregg, Inc. (a)(b)	400	4,068
Hibbett Sports, Inc. (a)(b)	698	37,811
Kirkland’s, Inc. (a)	400	7,420
L Brands, Inc.	6,711	393,667
Lithia Motors, Inc. (Class A)	600	56,442
Lowe’s Cos., Inc.	29,059	1,394,541
Lumber Liquidators Holdings, Inc. (a)(b)	800	60,760
MarineMax, Inc. (a)(b)	698	11,685
Mattress Firm Holding Corp. (a)(b)	400	19,100
Monro Muffler Brake, Inc.	900	47,871
Murphy USA, Inc. (a)	1,325	64,779
O’Reilly Automotive, Inc. (a)	3,101	467,011
Office Depot, Inc. (a)(b)	17,224	98,005
Outerwall, Inc. (a)(b)	800	47,480
Penske Automotive Group, Inc.	1,199	59,351
Pep Boys-Manny, Moe & Jack (a)	1,500	17,190
PetSmart, Inc. (b)	2,928	175,094
Pier 1 Imports, Inc.	2,624	40,436
Rent-A-Center, Inc. (b)	1,595	45,745
Restoration Hardware Holdings, Inc. (a)(b)	900	83,745
Ross Stores, Inc.	6,387	422,372
Sally Beauty Holdings, Inc. (a)	4,700	117,876
Sears Hometown and Outlet Stores, Inc. (a)	200	4,294
Select Comfort Corp. (a)	1,600	33,056
Shoe Carnival, Inc.	400	8,260
Signet Jewelers, Ltd.	2,300	254,357
Sonic Automotive, Inc. (Class A)	1,100	29,348
Stage Stores, Inc.	900	16,821
Staples, Inc. (b)	18,518	200,735
Stein Mart, Inc.	800	11,112
The Buckle, Inc. (b)	800	35,488
The Cato Corp. (Class A)	800	24,720
The Children’s Place, Inc. (b)	600	29,778
The Container Store Group, Inc. (a)(b)	410	11,390
The Finish Line, Inc. (Class A)	1,400	41,636
The Gap, Inc.	7,768	322,916
The Home Depot, Inc.	38,381	3,107,326
The Men’s Wearhouse, Inc.	1,383	77,171
Tiffany & Co.	3,098	310,575
Tile Shop Holdings, Inc. (a)(b)	500	7,645
TJX Cos., Inc.	20,342	1,081,177
Tractor Supply Co.	4,109	248,184
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,800	164,538
Urban Outfitters, Inc. (a)	3,012	101,986
Vitamin Shoppe, Inc. (a)	800	34,416
West Marine, Inc. (a)	500	5,130
Williams-Sonoma, Inc.	2,748	197,251
Zumiez, Inc. (a)	600	16,554

		13,521,883

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
3D Systems Corp. (a)(b)	2,800	167,440
Apple, Inc.	167,985	15,610,846
Cray, Inc. (a)(b)	1,100	29,260
Diebold, Inc. (b)	1,800	72,306
Electronics for Imaging, Inc. (a)	1,300	58,760
EMC Corp.	59,174	1,558,643
Fusion-io, Inc. (a)	2,098	23,707
Hewlett-Packard Co.	52,790	1,777,967
Immersion Corp. (a)	800	10,176
Lexmark International, Inc. (Class A)	1,737	83,654
NCR Corp. (a)	4,578	160,642
NetApp, Inc.	10,071	367,793
QLogic Corp. (a)	2,454	24,761
Quantum Corp. (a)(b)	5,899	7,197
SanDisk Corp.	6,342	662,295
Silicon Graphics International Corp. (a)(b)	900	8,658
Stratasys, Ltd. (a)(b)	1,402	159,309
Super Micro Computer, Inc. (a)	900	22,743
Western Digital Corp.	6,052	558,600

		21,364,757

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	1,691	116,561
Coach, Inc.	7,802	266,750
Columbia Sportswear Co.	400	33,060
Crocs, Inc. (a)	2,504	37,635
Deckers Outdoor Corp. (a)	1,000	86,330
Fossil Group, Inc. (a)	1,502	156,989
G-III Apparel Group, Ltd. (a)	500	40,830
Hanesbrands, Inc.	2,796	275,238
Iconix Brand Group, Inc. (a)(b)	1,622	69,649
Kate Spade & Co. (a)	3,936	150,119
Michael Kors Holdings, Ltd. (a)	5,600	496,440
Movado Group, Inc.	500	20,835
NIKE, Inc. (Class B)	20,007	1,551,543
Oxford Industries, Inc.	400	26,668
Perry Ellis International, Inc. (a)	300	5,232
PVH Corp.	2,300	268,180

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Quiksilver, Inc. (a)(b)	3,677	$13,164
Ralph Lauren Corp.	1,700	273,173
Skechers U.S.A., Inc. (a)	1,100	50,270
Steven Madden, Ltd. (a)	1,651	56,629
Tumi Holdings, Inc. (a)(b)	1,300	26,169
Under Armour, Inc. (Class A) (a)(b)	4,668	277,699
Unifi, Inc. (a)	400	11,012
V.F. Corp.	9,912	624,456
Vera Bradley, Inc. (a)(b)	600	13,122
Wolverine World Wide, Inc. (b)	2,712	70,675

		5,018,428

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	2,430	32,684
Bank Mutual Corp.	1,300	7,540
Beneficial Mutual Bancorp, Inc. (a)(b)	900	12,204
Berkshire Hills Bancorp, Inc.	697	16,184
BofI Holding, Inc. (a)	300	22,041
Brookline Bancorp, Inc.	2,000	18,740
Capitol Federal Financial, Inc.	4,200	51,072
Charter Financial Corp.	600	6,660
Dime Community Bancshares	900	14,211
Essent Group, Ltd. (a)	1,200	24,108
EverBank Financial Corp. (b)	2,200	44,352
Federal Agricultural Mortgage Corp. (Class C)	300	9,324
First Defiance Financial Corp.	300	8,610
Flagstar Bancorp, Inc. (a)	600	10,860
Fox Chase Bancorp, Inc.	300	5,058
Franklin Financial Corp. (a)	300	6,510
Home Loan Servicing Solutions, Ltd. (b)	2,626	59,689
HomeStreet, Inc. (b)	400	7,348
Hudson City Bancorp, Inc.	14,706	144,560
MGIC Investment Corp. (a)(b)	8,699	80,379
Nationstar Mortgage Holdings, Inc. (a)	600	21,780
New York Community Bancorp, Inc. (b)	12,327	196,985
Northfield Bancorp, Inc.	1,600	20,976
Northwest Bancshares, Inc.	2,599	35,268
OceanFirst Financial Corp.	341	5,647
Ocwen Financial Corp. (a)	2,900	107,590
Oritani Financial Corp.	1,300	20,007
PennyMac Financial Services, Inc. (Class A) (a)	400	6,076
People’s United Financial, Inc. (b)	9,242	140,201
Provident Financial Services, Inc.	1,700	29,444
Radian Group, Inc. (b)	4,841	71,695
Territorial Bancorp, Inc.	300	6,264
TFS Financial Corp. (a)	2,200	31,372
TrustCo Bank Corp. NY	2,585	17,268
United Financial Bancorp, Inc.	3,287	44,539
Walker & Dunlop, Inc. (a)	500	7,055
Washington Federal, Inc.	2,900	65,047
WSFS Financial Corp.	200	14,734

		1,424,082

TOBACCO — 1.2%
Alliance One International, Inc. (a)	2,400	6,000
Altria Group, Inc.	56,653	2,376,027
Lorillard, Inc.	10,568	644,331
Philip Morris International, Inc.	43,828	3,695,139
Reynolds American, Inc.	8,747	527,881
Universal Corp. (b)	698	38,634
Vector Group, Ltd. (b)	1,784	36,893

		7,324,905

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Aceto Corp.	800	14,512
Air Lease Corp.	2,800	108,024
Aircastle, Ltd.	1,900	33,763
Applied Industrial Technologies, Inc.	1,199	60,825
Beacon Roofing Supply, Inc. (a)	1,400	46,368
CAI International, Inc. (a)	500	11,005
DXP Enterprises, Inc. (a)	300	22,662
Fastenal Co. (b)	8,226	407,105
GATX Corp.	1,300	87,022
H&E Equipment Services, Inc. (a)	800	29,072
HD Supply Holdings, Inc. (a)	2,357	66,915
Houston Wire & Cable Co.	500	6,205
Kaman Corp.	709	30,296
MRC Global, Inc. (a)	2,300	65,067
MSC Industrial Direct Co., Inc. (Class A)	1,300	124,332
NOW, Inc. (a)	3,020	109,354
Rush Enterprises, Inc. (Class A) (a)	1,000	34,670
TAL International Group, Inc. (a)	900	39,924
Textainer Group Holdings, Ltd. (b)	600	23,172
Titan Machinery, Inc. (a)(b)	500	8,230
United Rentals, Inc. (a)(b)	2,599	272,193
W.W. Grainger, Inc.	1,714	435,819
Watsco, Inc.	698	71,726
WESCO International, Inc. (a)(b)	1,199	103,570

		2,211,831

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Wesco Aircraft Holdings, Inc. (a)	1,100	21,956

WATER UTILITIES — 0.1%
American States Water Co.	1,000	33,230
American Water Works Co., Inc.	4,999	247,201
Aqua America, Inc.	4,886	128,111
Artesian Resources Corp. (Class A)	230	5,170
California Water Service Group	1,300	31,460
Connecticut Water Service, Inc.	266	9,009
SJW Corp.	400	10,880

		465,061

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Leap Wireless International, Inc. (a)(f)	1,438	3,624
NTELOS Holdings Corp. (b)	400	4,984
SBA Communications Corp. (Class A) (a)	3,550	363,165
Shenandoah Telecommunications Co. (b)	698	21,261
Sprint Corp. (a)	25,711	219,315
T-Mobile US, Inc. (a)	7,362	247,510
Telephone & Data Systems, Inc.	2,653	69,270
US Cellular Corp. (a)	400	16,320

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

USA Mobility, Inc.	600	$9,240

		954,689

TOTAL COMMON STOCKS —
(Cost $427,178,163)		611,385,472

SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	24,777,913	24,777,913
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	631,115	631,115

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,409,028)		25,409,028

TOTAL INVESTMENTS — 103.9% (j)
(Cost $452,587,191)		636,794,500
OTHER ASSETS & LIABILITIES — (3.9)%		(23,870,222)

NET ASSETS — 100.0%		$612,924,278

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Affiliated issuer (Note 3).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Alliant Techsystems, Inc.	70	$9,374
BE Aerospace, Inc. (a)	225	20,810
Exelis, Inc.	428	7,268
General Dynamics Corp.	686	79,953
Hexcel Corp. (a)	230	9,407
Honeywell International, Inc.	1,798	167,124
Huntington Ingalls Industries, Inc. (b)	110	10,405
L-3 Communications Holdings, Inc.	215	25,961
Lockheed Martin Corp.	591	94,991
Northrop Grumman Corp.	496	59,337
Precision Castparts Corp.	336	84,806
Raytheon Co.	755	69,649
Rockwell Collins, Inc.	306	23,911
Spirit Aerosystems Holdings, Inc. (Class A) (a)	268	9,032
Textron, Inc.	658	25,195
The Boeing Co. (b)	1,669	212,347
TransDigm Group, Inc. (b)	116	19,402
Triumph Group, Inc. (b)	120	8,378
United Technologies Corp.	2,097	242,099

		1,179,449

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	365	23,283
Expeditors International of Washington, Inc.	468	20,667
FedEx Corp.	678	102,636
United Parcel Service, Inc. (Class B)	1,649	169,286

		315,872

AIRLINES — 0.6%
Alaska Air Group, Inc.	160	15,208
American Airlines Group, Inc. (a)	1,698	72,946
Copa Holdings SA (Class A)	80	11,405
Delta Air Lines, Inc.	1,951	75,543
Southwest Airlines Co.	1,643	44,131
Spirit Airlines, Inc. (a)	200	12,648
United Continental Holdings, Inc. (a)	842	34,581

		266,462

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	550	35,854
Gentex Corp. (b)	330	9,600
Johnson Controls, Inc.	1,589	79,339
Lear Corp.	174	15,542
The Goodyear Tire & Rubber Co.	558	15,501
TRW Automotive Holdings Corp. (a)	253	22,649
Visteon Corp. (a)	108	10,477

		188,962

AUTOMOBILES — 0.8%
Ford Motor Co.	8,803	151,764
General Motors Co.	3,671	133,257
Harley-Davidson, Inc. (b)	530	37,021
Tesla Motors, Inc. (a)(b)	219	52,573
Thor Industries, Inc. (b)	100	5,687

		380,302

BANKS — 5.5%
Associated Banc-Corp. (b)	380	6,870
Bank of America Corp.	24,055	369,725
Bank of Hawaii Corp. (b)	100	5,869
BankUnited, Inc.	150	5,022
BB&T Corp.	1,597	62,970
BOK Financial Corp. (b)	51	3,397
CIT Group, Inc.	425	19,448
Citigroup, Inc.	6,955	327,581
City National Corp.	110	8,334
Comerica, Inc. (b)	432	21,669
Commerce Bancshares, Inc. (b)	188	8,742
Cullen/Frost Bankers, Inc. (b)	131	10,404
East West Bancorp, Inc.	308	10,777
Fifth Third Bancorp	1,998	42,657
First Horizon National Corp. (b)	548	6,499
First Niagara Financial Group, Inc.	808	7,062
First Republic Bank (b)	261	14,352
Fulton Financial Corp. (b)	450	5,576
Huntington Bancshares, Inc.	1,914	18,260
JPMorgan Chase & Co.	8,740	503,599
KeyCorp	2,095	30,021
M&T Bank Corp. (b)	293	36,347
PacWest Bancorp	200	8,634
PNC Financial Services Group, Inc.	1,209	107,661
Popular, Inc. (a)	240	8,203
Regions Financial Corp.	3,226	34,260
Signature Bank (a)(b)	110	13,880
SunTrust Banks, Inc.	1,247	49,955
SVB Financial Group (a)	96	11,196
Synovus Financial Corp.	364	8,874
TCF Financial Corp.	370	6,057
U.S. Bancorp	3,919	169,771
Wells Fargo & Co.	10,979	577,056
Zions Bancorporation (b)	422	12,436

		2,533,164

BEVERAGES — 1.9%
Brown-Forman Corp. (Class B)	344	32,395
Coca-Cola Enterprises, Inc.	607	29,002
Constellation Brands, Inc. (Class A) (a)	354	31,198
Dr. Pepper Snapple Group, Inc.	462	27,064
Molson Coors Brewing Co. (Class B)	314	23,286
Monster Beverage Corp. (a)(b)	310	22,019
PepsiCo, Inc.	3,428	306,258
The Coca-Cola Co.	9,083	384,756

		855,978

BIOTECHNOLOGY — 2.4%
Alexion Pharmaceuticals, Inc. (a)	443	69,219
Alkermes PLC (a)	290	14,596
Alnylam Pharmaceuticals, Inc. (a)	200	12,634
Amgen, Inc.	1,711	202,531
Biogen Idec, Inc. (a)	545	171,844
BioMarin Pharmaceutical, Inc. (a)(b)	310	19,285
Celgene Corp. (a)	1,812	155,614
Cubist Pharmaceuticals, Inc. (a)(b)	150	10,473
Gilead Sciences, Inc. (a)	3,478	288,361
Incyte Corp. (a)(b)	330	18,625
Intercept Pharmaceuticals, Inc. (a)	30	7,099

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Medivation, Inc. (a)	186	$14,337
Myriad Genetics, Inc. (a)(b)	180	7,006
Pharmacyclics, Inc. (a)(b)	138	12,380
Regeneron Pharmaceuticals, Inc. (a)(b)	184	51,974
Seattle Genetics, Inc. (a)(b)	225	8,606
United Therapeutics Corp. (a)(b)	110	9,734
Vertex Pharmaceuticals, Inc. (a)(b)	540	51,127

		1,125,445

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	180	8,924
Allegion PLC	226	12,810
Armstrong World Industries, Inc. (a)(b)	60	3,446
Fortune Brands Home & Security, Inc.	368	14,694
Lennox International, Inc. (b)	120	10,748
Masco Corp.	817	18,138
Owens Corning	287	11,101
USG Corp. (a)	200	6,026

		85,887

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)	118	24,237
Ameriprise Financial, Inc.	460	55,200
Artisan Partners Asset Management, Inc.	30	1,700
BlackRock, Inc.	301	96,200
E*TRADE Financial Corp. (a)	650	13,819
Eaton Vance Corp. (b)	279	10,543
Federated Investors, Inc. (Class B) (b)	210	6,493
Franklin Resources, Inc.	928	53,676
Invesco, Ltd.	1,013	38,241
Lazard, Ltd. (Class A)	288	14,849
Legg Mason, Inc. (b)	265	13,597
LPL Investment Holdings, Inc.	118	5,869
Morgan Stanley	3,471	112,217
Northern Trust Corp.	543	34,866
Raymond James Financial, Inc. (b)	276	14,002
SEI Investments Co.	326	10,683
State Street Corp. (c)	1,042	70,085
T. Rowe Price Group, Inc. (b)	596	50,308
TD Ameritrade Holding Corp.	531	16,647
The Bank of New York Mellon Corp. (b)	2,648	99,247
The Charles Schwab Corp.	2,506	67,487
The Goldman Sachs Group, Inc.	1,040	174,138
Waddell & Reed Financial, Inc. (Class A)	200	12,518

		996,622

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	480	61,738
Airgas, Inc. (b)	150	16,336
Albemarle Corp. (b)	203	14,515
Ashland, Inc.	195	21,204
Cabot Corp.	150	8,699
Celanese Corp. (Series A) (b)	356	22,884
CF Industries Holdings, Inc. (b)	121	29,104
Cytec Industries, Inc. (b)	100	10,542
E. I. du Pont de Nemours & Co. (b)	2,093	136,966
Eastman Chemical Co.	356	31,097
Ecolab, Inc.	592	65,913
FMC Corp. (b)	313	22,282
Huntsman Corp. (b)	403	11,324
International Flavors & Fragrances, Inc.	189	19,709
LyondellBasell Industries NV	1,029	100,482
Monsanto Co.	1,214	151,434
NewMarket Corp. (b)	20	7,842
Platform Specialty Products Corp. (a)	200	5,606
PPG Industries, Inc.	326	68,509
Praxair, Inc.	672	89,268
Rayonier Advanced Materials, Inc. (a)	93	3,604
Rockwood Holdings, Inc.	196	14,894
RPM International, Inc.	302	13,946
Sigma-Aldrich Corp. (b)	284	28,820
The Dow Chemical Co.	2,754	141,721
The Mosaic Co.	753	37,236
The Scotts Miracle-Gro Co. (Class A) (b)	100	5,686
The Sherwin-Williams Co.	198	40,968
Valspar Corp.	201	15,314
W.R. Grace & Co. (a)	167	15,787
Westlake Chemical Corp.	92	7,706

		1,221,136

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp. (b)	235	14,932
Clean Harbors, Inc. (a)(b)	140	8,995
Copart, Inc. (a)	257	9,242
Covanta Holding Corp. (b)	238	4,905
Iron Mountain, Inc. (b)	399	14,144
KAR Auction Services, Inc.	168	5,354
Pitney Bowes, Inc.	458	12,650
R.R. Donnelley & Sons Co. (b)	408	6,920
Republic Services, Inc.	612	23,238
Rollins, Inc. (b)	152	4,560
Stericycle, Inc. (a)	193	22,855
The ADT Corp. (b)	396	13,836
Tyco International, Ltd.	1,100	50,160
Waste Connections, Inc.	282	13,691
Waste Management, Inc. (b)	1,059	47,369

		252,851

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (a)	300	9,759
Brocade Communications Systems, Inc.	1,008	9,274
Cisco Systems, Inc.	11,784	292,832
CommScope Holding Co., Inc. (a)	100	2,313
EchoStar Corp. (Class A) (a)	90	4,765
F5 Networks, Inc. (a)	190	21,173
Harris Corp. (b)	249	18,862
JDS Uniphase Corp. (a)	529	6,597
Juniper Networks, Inc. (a)	1,167	28,638
Motorola Solutions, Inc.	548	36,480
Palo Alto Networks, Inc. (a)(b)	76	6,373
QUALCOMM, Inc.	3,841	304,207
Riverbed Technology, Inc. (a)	370	7,633

		748,906

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	240	7,728
Chicago Bridge & Iron Co. NV	250	17,050
Fluor Corp.	368	28,299

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Foster Wheeler AG	200	$6,814
Jacobs Engineering Group, Inc. (a)(b)	295	15,718
KBR, Inc.	358	8,538
Quanta Services, Inc. (a)	456	15,769
URS Corp. (b)	172	7,886

		107,802

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (b)	110	10,371
Martin Marietta Materials, Inc.	93	12,281
Vulcan Materials Co.	322	20,527

		43,179

CONSUMER FINANCE — 0.9%
Ally Financial, Inc. (a)	600	14,346
American Express Co.	2,058	195,243
Capital One Financial Corp.	1,332	110,023
Discover Financial Services	1,121	69,480
Navient Corp.	1,013	17,940
Santander Consumer USA Holdings, Inc.	160	3,110
SLM Corp.	1,013	8,418

		418,560

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (b)	150	10,052
Avery Dennison Corp.	205	10,506
Ball Corp.	338	21,186
Bemis Co., Inc. (b)	243	9,880
Crown Holdings, Inc. (a)	333	16,570
Greif, Inc. (Class A)	70	3,819
MeadWestvaco Corp. (b)	407	18,014
Owens-Illinois, Inc. (a)	377	13,059
Packaging Corp. of America	231	16,514
Rock-Tenn Co. (Class A)	169	17,845
Sealed Air Corp.	485	16,573
Silgan Holdings, Inc. (b)	100	5,082
Sonoco Products Co.	230	10,104

		169,204

DISTRIBUTORS — 0.1%
Genuine Parts Co.	352	30,906
LKQ Corp. (a)	687	18,336

		49,242

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc. (a)(b)	218	6,812
DeVry Education Group, Inc.	138	5,843
Graham Holdings Co. (Class B)	10	7,181
H&R Block, Inc.	617	20,682
Service Corp. International	480	9,946

		50,464

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. (Class B) (a)	4,155	525,857
CBOE Holdings, Inc. (b)	200	9,842
CME Group, Inc. (b)	726	51,510
Interactive Brokers Group, Inc. (Class A)	110	2,562
Intercontinental Exchange, Inc.	263	49,681
Leucadia National Corp.	719	18,852
McGraw Hill Financial, Inc.	634	52,641
Moody’s Corp.	448	39,271
MSCI, Inc. (Class A) (a)	283	12,975
The NASDAQ OMX Group, Inc.	277	10,698
Voya Financial, Inc.	200	7,268

		781,157

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc. (b)	11,852	419,087
CenturyLink, Inc. (b)	1,403	50,788
Frontier Communications Corp. (b)	2,427	14,174
Level 3 Communications, Inc. (a)	377	16,554
tw telecom, Inc. (a)	290	11,690
Verizon Communications, Inc.	9,540	466,792
Windstream Holdings, Inc.	1,344	13,386

		992,471

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	1,111	61,961
Duke Energy Corp. (b)	1,607	119,223
Edison International (b)	748	43,466
Entergy Corp.	421	34,560
Exelon Corp. (b)	1,954	71,282
FirstEnergy Corp.	955	33,158
Great Plains Energy, Inc. (b)	348	9,351
Hawaiian Electric Industries, Inc. (b)	220	5,570
ITC Holdings Corp. (b)	357	13,023
NextEra Energy, Inc.	973	99,713
Northeast Utilities (b)	713	33,704
OGE Energy Corp.	452	17,664
Pepco Holdings, Inc.	515	14,152
Pinnacle West Capital Corp.	241	13,939
PPL Corp.	1,484	52,727
Southern Co. (b)	1,989	90,261
Westar Energy, Inc. (b)	252	9,624
Xcel Energy, Inc. (b)	1,167	37,612

		760,990

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	100	13,825
AMETEK, Inc.	571	29,852
Eaton Corp. PLC	1,079	83,277
Emerson Electric Co.	1,634	108,432
Hubbell, Inc. (Class B)	130	16,009
Regal-Beloit Corp. (b)	100	7,856
Rockwell Automation, Inc.	316	39,551
SolarCity Corp. (a)(b)	50	3,530
The Babcock & Wilcox Co.	260	8,440

		310,772

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	361	34,779
Arrow Electronics, Inc. (a)	239	14,438
Avnet, Inc.	313	13,869
AVX Corp. (b)	110	1,461
CDW Corp.	100	3,188
Corning, Inc.	3,200	70,240
Dolby Laboratories, Inc. (Class A) (a)(b)	100	4,320
FLIR Systems, Inc. (b)	330	11,461
Ingram Micro, Inc. (Class A) (a)	350	10,223
IPG Photonics Corp. (a)(b)	70	4,816
Jabil Circuit, Inc.	458	9,572

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Knowles Corp. (a)	197	$6,056
Mettler-Toledo International, Inc. (a)(b)	73	18,482
National Instruments Corp.	231	7,482
Tech Data Corp. (a)(b)	90	5,627
Trimble Navigation, Ltd. (a)	581	21,468
Vishay Intertechnology, Inc. (b)	300	4,647
Zebra Technologies Corp. (Class A) (a)	120	9,878

		252,007

ENERGY EQUIPMENT & SERVICES — 2.0%
Atwood Oceanics, Inc. (a)	130	6,822
Baker Hughes, Inc.	1,018	75,790
Cameron International Corp. (a)	485	32,839
Diamond Offshore Drilling, Inc. (b)	160	7,941
Dresser-Rand Group, Inc. (a)(b)	184	11,726
Dril-Quip, Inc. (a)(b)	90	9,832
FMC Technologies, Inc. (a)	535	32,672
Frank’s International NV (b)	100	2,460
Halliburton Co.	1,925	136,694
Helmerich & Payne, Inc. (b)	220	25,544
Nabors Industries, Ltd.	696	20,442
National Oilwell Varco, Inc.	985	81,115
Oceaneering International, Inc. (b)	246	19,220
Oil States International, Inc. (a)	121	7,755
Patterson-UTI Energy, Inc.	340	11,880
Rowan Cos. PLC	252	8,046
RPC, Inc.	138	3,242
Schlumberger, Ltd.	2,972	350,547
Seadrill, Ltd. (b)	808	32,280
Superior Energy Services, Inc.	386	13,950
Tidewater, Inc. (b)	110	6,177
Unit Corp. (a)	110	7,571

		904,545

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	995	114,584
CVS Caremark Corp.	2,688	202,595
Rite Aid Corp. (a)	2,200	15,774
Safeway, Inc.	545	18,715
Sprouts Farmers Market, Inc. (a)(b)	250	8,180
Sysco Corp. (b)	1,355	50,745
The Kroger Co.	1,164	57,536
Wal-Mart Stores, Inc.	3,701	277,834
Walgreen Co.	2,160	160,121
Whole Foods Market, Inc.	846	32,681

		938,765

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,506	66,430
Bunge, Ltd.	336	25,415
Campbell Soup Co. (b)	408	18,691
ConAgra Foods, Inc.	964	28,612
Flowers Foods, Inc. (b)	426	8,980
General Mills, Inc.	1,471	77,286
Hain Celestial Group, Inc. (a)	100	8,874
Hillshire Brands Co.	298	18,565
Hormel Foods Corp.	305	15,052
Ingredion, Inc.	182	13,657
Kellogg Co.	574	37,712
Keurig Green Mountain, Inc. (b)	343	42,741
Kraft Foods Group, Inc. (b)	1,352	81,052
McCormick & Co., Inc. (b)	299	21,406
Mead Johnson Nutrition Co.	467	43,510
Mondelez International, Inc. (Class A)	3,889	146,265
Pilgrim’s Pride Corp. (a)	145	3,967
Pinnacle Foods, Inc.	80	2,632
The Hershey Co.	345	33,593
The J.M. Smucker Co. (b)	247	26,323
Tyson Foods, Inc. (Class A) (b)	637	23,913
WhiteWave Foods Co. (Class A) (a)	320	10,358

		755,034

GAS UTILITIES — 0.1%
AGL Resources, Inc.	272	14,968
Atmos Energy Corp. (b)	210	11,214
National Fuel Gas Co. (b)	154	12,059
Questar Corp.	424	10,515
UGI Corp.	258	13,029

		61,785

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	3,454	141,269
Alere, Inc. (a)(b)	190	7,110
Align Technology, Inc. (a)	200	11,208
Baxter International, Inc.	1,238	89,507
Becton, Dickinson and Co.	446	52,762
Boston Scientific Corp. (a)(b)	3,075	39,268
C.R. Bard, Inc.	193	27,601
CareFusion Corp. (a)	496	21,998
Covidien PLC	1,076	97,034
DENTSPLY International, Inc.	327	15,483
Edwards Lifesciences Corp. (a)(b)	257	22,061
Hill-Rom Holdings, Inc. (b)	140	5,811
Hologic, Inc. (a)(b)	608	15,413
IDEXX Laboratories, Inc. (a)(b)	124	16,563
Intuitive Surgical, Inc. (a)	82	33,768
Medtronic, Inc.	2,316	147,668
ResMed, Inc. (b)	323	16,353
Sirona Dental Systems, Inc. (a)(b)	128	10,555
St. Jude Medical, Inc. (b)	648	44,874
Stryker Corp.	751	63,324
Teleflex, Inc.	88	9,293
The Cooper Cos., Inc. (b)	104	14,095
Varian Medical Systems, Inc. (a)	244	20,286
Zimmer Holdings, Inc.	384	39,882

		963,186

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	869	70,458
AmerisourceBergen Corp.	526	38,219
athenahealth, Inc. (a)	90	11,262
Brookdale Senior Living, Inc. (a)	230	7,668
Cardinal Health, Inc. (b)	780	53,477
Catamaran Corp. (a)	468	20,667
Centene Corp. (a)	100	7,561
CIGNA Corp.	659	60,608
Community Health Systems, Inc. (a)(b)	274	12,431
DaVita HealthCare Partners, Inc. (a)	416	30,085
Envision Healthcare Holdings, Inc. (a)	100	3,591
Express Scripts Holding Co. (a)	1,767	122,506

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

HCA Holdings, Inc. (a)	737	$41,552
Health Net, Inc. (a)	180	7,477
Henry Schein, Inc. (a)(b)	201	23,853
Humana, Inc. (b)	356	45,468
Laboratory Corp. of America Holdings (a)(b)	217	22,221
LifePoint Hospitals, Inc. (a)	112	6,955
McKesson Corp.	515	95,898
MEDNAX, Inc. (a)(b)	238	13,840
Omnicare, Inc. (b)	258	17,175
Patterson Cos., Inc. (b)	203	8,021
Premier, Inc. (Class A) (a)	70	2,030
Quest Diagnostics, Inc. (b)	378	22,185
Tenet Healthcare Corp. (a)(b)	229	10,749
UnitedHealth Group, Inc.	2,221	181,567
Universal Health Services, Inc. (Class B)	209	20,014
VCA, Inc. (a)	200	7,018
WellPoint, Inc.	637	68,548

		1,033,104

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	410	6,580
Cerner Corp. (a)	670	34,559
IMS Health Holdings, Inc. (a)	171	4,391
Veeva Systems, Inc. (Class A) (a)(b)	30	764

		46,294

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark (b)	180	4,658
Bally Technologies, Inc. (a)(b)	90	5,915
Brinker International, Inc. (b)	160	7,784
Burger King Worldwide, Inc. (b)	255	6,941
Carnival Corp.	954	35,918
Chipotle Mexican Grill, Inc. (a)(b)	71	42,068
Choice Hotels International, Inc. (b)	60	2,827
Darden Restaurants, Inc. (b)	293	13,557
Domino’s Pizza, Inc. (b)	130	9,502
Dunkin’ Brands Group, Inc. (b)	200	9,162
Hilton Worldwide Holdings, Inc. (a)(b)	338	7,875
Hyatt Hotels Corp. (Class A) (a)	83	5,061
International Game Technology	592	9,419
Las Vegas Sands Corp.	899	68,522
Marriott International, Inc. (Class A) (b)	534	34,229
McDonald’s Corp.	2,301	231,803
MGM Resorts International (a)	847	22,361
Norwegian Cruise Line Holdings, Ltd. (a)(b)	60	1,902
Panera Bread Co. (Class A) (a)(b)	69	10,338
Royal Caribbean Cruises, Ltd.	332	18,459
SeaWorld Entertainment, Inc.	70	1,983
Six Flags Entertainment Corp.	150	6,383
Starbucks Corp.	1,705	131,933
Starwood Hotels & Resorts Worldwide, Inc.	443	35,803
The Wendy’s Co. (b)	594	5,067
Wyndham Worldwide Corp.	322	24,382
Wynn Resorts, Ltd. (b)	183	37,984
Yum! Brands, Inc.	1,037	84,204

		876,040

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	663	16,296
Garmin, Ltd. (b)	284	17,296
Harman International Industries, Inc.	160	17,189
Jarden Corp. (a)	319	18,933
Leggett & Platt, Inc. (b)	328	11,244
Lennar Corp. (Class A) (b)	377	15,826
Mohawk Industries, Inc. (a)	148	20,474
Newell Rubbermaid, Inc. (b)	662	20,515
NVR, Inc. (a)(b)	11	12,657
Pulte Group, Inc.	885	17,842
Taylor Morrison Home Corp. (Class A) (a)(b)	70	1,569
Tempur Sealy International, Inc. (a)	140	8,358
Toll Brothers, Inc. (a)(b)	387	14,280
Tupperware Brands Corp. (b)	118	9,877
Whirlpool Corp.	177	24,642

		226,998

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	319	22,314
Colgate-Palmolive Co.	2,128	145,087
Energizer Holdings, Inc.	139	16,962
Kimberly-Clark Corp.	878	97,651
Spectrum Brands Holdings, Inc.	49	4,216
The Clorox Co. (b)	293	26,780
The Procter & Gamble Co.	6,152	483,486

		796,496

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Calpine Corp. (a)	864	20,572
NRG Energy, Inc.	732	27,230
The AES Corp.	1,413	21,972

		69,774

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,501	215,003
Carlisle Cos., Inc.	155	13,426
Danaher Corp.	1,358	106,916
General Electric Co.	22,935	602,732
Roper Industries, Inc. (b)	229	33,436

		971,513

INSURANCE — 3.1%
ACE, Ltd.	771	79,953
Aflac, Inc.	1,058	65,860
Alleghany Corp. (a)	38	16,649
Allied World Assurance Company Holdings, Ltd.	242	9,201
American Financial Group, Inc.	191	11,376
American International Group, Inc.	3,361	183,443
American National Insurance Co.	20	2,284
Aon PLC	702	63,243
Arch Capital Group, Ltd. (a)(b)	308	17,692
Arthur J. Gallagher & Co.	300	13,980
Aspen Insurance Holdings, Ltd.	150	6,813
Assurant, Inc.	180	11,799
Assured Guaranty, Ltd.	384	9,408
Axis Capital Holdings, Ltd.	272	12,044
Brown & Brown, Inc.	274	8,415

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Cincinnati Financial Corp.	372	$17,871
CNA Financial Corp.	67	2,708
Endurance Specialty Holdings, Ltd.	100	5,159
Erie Indemnity Co. (Class A)	67	5,042
Everest Re Group, Ltd.	123	19,740
Fidelity National Financial, Inc. (Class A) (b)	641	20,999
Genworth Financial, Inc. (Class A) (a)	1,128	19,627
Hartford Financial Services Group, Inc.	1,051	37,636
HCC Insurance Holdings, Inc.	233	11,403
Lincoln National Corp.	565	29,064
Loews Corp.	713	31,379
Markel Corp. (a)(b)	31	20,325
Marsh & McLennan Cos., Inc.	1,258	65,190
MBIA, Inc. (a)	320	3,533
Mercury General Corp.	60	2,822
MetLife, Inc.	2,139	118,843
Old Republic International Corp.	590	9,759
PartnerRe, Ltd.	139	15,180
Principal Financial Group, Inc. (b)	642	32,408
ProAssurance Corp.	140	6,216
Protective Life Corp.	180	12,479
Prudential Financial, Inc.	1,067	94,718
Reinsurance Group of America, Inc.	176	13,886
RenaissanceRe Holdings, Ltd. (b)	106	11,342
StanCorp Financial Group, Inc.	100	6,400
The Allstate Corp.	996	58,485
The Chubb Corp.	600	55,302
The Hanover Insurance Group, Inc.	100	6,315
The Progressive Corp.	1,357	34,414
The Travelers Cos., Inc.	760	71,493
Torchmark Corp. (b)	210	17,203
Unum Group	638	22,177
Validus Holdings, Ltd.	245	9,369
W.R. Berkley Corp.	250	11,578
White Mountains Insurance Group, Ltd.	14	8,518
XL Group PLC	669	21,896

		1,442,639

INTERNET & CATALOG RETAIL — 1.3%
Amazon.com, Inc. (a)	854	277,362
Expedia, Inc. (b)	241	18,981
Groupon, Inc. (a)(b)	958	6,342
HomeAway, Inc. (a)(b)	130	4,527
Liberty Interactive Corp. (Class A) (a)	1,221	35,849
Liberty Ventures, (Series A) (a)	158	11,660
Netflix, Inc. (a)(b)	137	60,362
The Priceline Group, Inc. (a)	118	141,954
TripAdvisor, Inc. (a)(b)	251	27,274
zulily, Inc. (Class A) (a)(b)	30	1,228

		585,539

INTERNET SOFTWARE & SERVICES — 3.3%
Akamai Technologies, Inc. (a)	395	24,119
AOL, Inc. (a)	180	7,162
CoStar Group, Inc. (a)	70	11,072
eBay, Inc. (a)	2,954	147,877
Equinix, Inc. (a)	109	22,900
Facebook, Inc. (Class A) (a)	4,481	301,527
Google, Inc. (Class A) (a)	646	377,697
Google, Inc. (Class C) (a)	646	371,631
IAC/InterActiveCorp.	175	12,115
LinkedIn Corp. (Class A) (a)	257	44,068
Pandora Media, Inc. (a)(b)	486	14,337
Rackspace Hosting, Inc. (a)(b)	273	9,189
Twitter, Inc. (a)	1,098	44,985
VeriSign, Inc. (a)(b)	324	15,814
Yahoo!, Inc. (a)	2,261	79,429
Yelp, Inc. (a)	100	7,668
Zillow, Inc. (Class A) (a)	70	10,005

		1,501,595

IT SERVICES — 3.2%
Accenture PLC (Class A)	1,465	118,431
Alliance Data Systems Corp. (a)(b)	126	35,437
Amdocs, Ltd.	370	17,142
Automatic Data Processing, Inc.	1,110	88,001
Booz Allen Hamilton Holding Corp. (b)	70	1,487
Broadridge Financial Solutions, Inc.	280	11,659
Cognizant Technology Solutions Corp. (Class A) (a)	1,368	66,909
Computer Sciences Corp.	339	21,425
CoreLogic, Inc. (a)	220	6,679
DST Systems, Inc.	82	7,558
Fidelity National Information Services, Inc.	663	36,293
Fiserv, Inc. (a)	622	37,519
FleetCor Technologies, Inc. (a)	192	25,306
Gartner, Inc. (a)	214	15,091
Genpact, Ltd. (a)(b)	384	6,732
Global Payments, Inc.	194	14,133
International Business Machines Corp.	2,166	392,631
Jack Henry & Associates, Inc. (b)	207	12,302
Leidos Holdings, Inc.	179	6,863
Mastercard, Inc. (Class A)	2,266	166,483
Paychex, Inc.	738	30,671
Sabre Corp. (a)	104	2,085
Teradata Corp. (a)(b)	376	15,115
The Western Union Co. (b)	1,271	22,039
Total System Services, Inc. (b)	374	11,747
Vantiv, Inc. (a)(b)	200	6,724
VeriFone Systems, Inc. (a)(b)	222	8,159
Visa, Inc. (Class A) (b)	1,154	243,159
Xerox Corp.	2,805	34,894

		1,462,674

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (b)	264	14,005
Mattel, Inc. (b)	790	30,787
Polaris Industries, Inc. (b)	155	20,187

		64,979

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	814	46,756
Bio-Rad Laboratories, Inc. (Class A) (a)	50	5,986
Bruker Corp. (a)	250	6,068
Charles River Laboratories International, Inc. (a)	110	5,887
Covance, Inc. (a)(b)	127	10,869
Illumina, Inc. (a)(b)	281	50,170

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

PerkinElmer, Inc. (b)	258	$12,085
Qiagen NV (a)	530	12,958
Quintiles Transnational Holdings, Inc. (a)	60	3,197
Techne Corp.	78	7,220
Thermo Fisher Scientific, Inc.	876	103,368
Waters Corp. (a)	191	19,948

		284,512

MACHINERY — 2.1%
AGCO Corp. (b)	213	11,975
Allison Transmission Holdings, Inc.	279	8,677
Caterpillar, Inc. (b)	1,432	155,616
Colfax Corp. (a)(b)	192	14,312
Crane Co.	110	8,180
Cummins, Inc.	442	68,196
Deere & Co. (b)	788	71,353
Donaldson Co., Inc. (b)	332	14,050
Dover Corp.	392	35,652
Flowserve Corp. (b)	331	24,610
Graco, Inc.	140	10,931
IDEX Corp. (b)	190	15,341
Illinois Tool Works, Inc. (b)	762	66,721
Ingersoll-Rand PLC	678	42,382
ITT Corp.	210	10,101
Joy Global, Inc. (b)	248	15,272
Kennametal, Inc. (b)	180	8,330
Lincoln Electric Holdings, Inc. (b)	198	13,836
Navistar International Corp. (a)(b)	130	4,872
Nordson Corp. (b)	158	12,670
Oshkosh Corp.	197	10,940
PACCAR, Inc. (b)	807	50,704
Pall Corp.	252	21,518
Parker Hannifin Corp.	340	42,748
Pentair PLC	473	34,113
Snap-On, Inc.	138	16,356
SPX Corp. (b)	113	12,228
Stanley Black & Decker, Inc.	366	32,142
Terex Corp. (b)	222	9,124
The Manitowoc Co., Inc. (b)	300	9,858
The Middleby Corp. (a)	100	8,272
The Toro Co.	130	8,268
Timken Co.	209	14,179
Trinity Industries, Inc. (b)	360	15,739
Valmont Industries, Inc. (b)	52	7,901
WABCO Holdings, Inc. (a)	133	14,207
Wabtec Corp.	214	17,674
Xylem, Inc. (b)	440	17,195

		956,243

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	128	14,994

MEDIA — 3.7%
AMC Networks, Inc. (Class A) (a)(b)	138	8,486
Cablevision Systems Corp. (Class A) (b)	448	7,907
CBS Corp.	1,322	82,149
CBS Outdoor Americas, Inc.	51	1,667
Charter Communications, Inc. (Class A) (a)(b)	190	30,092
Cinemark Holdings, Inc.	258	9,123
Clear Channel Outdoor Holdings, Inc. (Class A)	100	818
Comcast Corp. (Class A)	5,998	321,973
DIRECTV (Class A) (a)	1,104	93,851
Discovery Communications, Inc. (Series A) (a)(b)	553	41,077
DISH Network Corp. (Class A) (a)	476	30,978
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	170	3,954
Gannett Co., Inc. (b)	523	16,375
John Wiley & Sons, Inc. (Class A)	98	5,938
Lamar Advertising Co. (Class A) (b)	161	8,533
Liberty Media Corp. (Class A) (a)	231	31,573
Lions Gate Entertainment Corp. (b)	180	5,144
Live Nation Entertainment, Inc. (a)	300	7,407
Morningstar, Inc.	50	3,591
News Corp. (Class A) (a)	1,174	21,062
Omnicom Group, Inc.	590	42,020
Regal Entertainment Group (Class A) (b)	190	4,009
Scripps Networks Interactive, Inc. (Class A)	246	19,960
Sirius XM Holdings, Inc. (a)(b)	7,106	24,587
Starz (Class A) (a)(b)	270	8,043
The Interpublic Group of Cos., Inc.	1,035	20,193
The Madison Square Garden Co. (Class A) (a)(b)	155	9,680
The Walt Disney Co.	4,004	343,303
Thomson Reuters Corp.	850	30,906
Time Warner Cable, Inc.	664	97,807
Time Warner, Inc.	2,050	144,012
Twenty-First Century Fox, Inc. (b)	4,327	152,094
Viacom, Inc. (Class B)	1,002	86,903

		1,715,215

METALS & MINING — 0.6%
Alcoa, Inc.	2,795	41,618
Allegheny Technologies, Inc. (b)	250	11,275
Carpenter Technology Corp.	110	6,958
Cliffs Natural Resources, Inc. (b)	314	4,726
Compass Minerals International, Inc.	80	7,659
Freeport-McMoRan Copper & Gold, Inc.	2,354	85,921
Newmont Mining Corp.	1,145	29,129
Nucor Corp. (b)	724	35,657
Reliance Steel & Aluminum Co.	189	13,931
Royal Gold, Inc. (b)	170	12,940
Southern Copper Corp. (b)	358	10,872
Steel Dynamics, Inc. (b)	500	8,975
Tahoe Resources, Inc. (a)(b)	190	4,978
United States Steel Corp. (b)	330	8,593

		283,232

MULTI-UTILITIES — 1.1%
Alliant Energy Corp. (b)	269	16,371
Ameren Corp.	565	23,097
CenterPoint Energy, Inc. (b)	1,011	25,821
CMS Energy Corp.	608	18,939
Consolidated Edison, Inc. (b)	671	38,744
Dominion Resources, Inc.	1,319	94,335
DTE Energy Co. (b)	396	30,837

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Integrys Energy Group, Inc. (b)	189	$13,444
MDU Resources Group, Inc.	393	13,794
NiSource, Inc.	737	28,994
PG&E Corp. (b)	1,021	49,028
Public Service Enterprise Group, Inc. (b)	1,156	47,153
SCANA Corp. (b)	314	16,896
Sempra Energy	552	57,800
TECO Energy, Inc. (b)	484	8,944
Vectren Corp.	190	8,075
Wisconsin Energy Corp.	523	24,539

		516,811

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)	130	5,941
Dillard’s, Inc. (Class A) (b)	59	6,880
Dollar General Corp. (a)	777	44,569
Dollar Tree, Inc. (a)	510	27,775
Family Dollar Stores, Inc.	222	14,683
J.C. Penney Co., Inc. (a)(b)	689	6,235
Kohl’s Corp. (b)	513	27,025
Macy’s, Inc.	880	51,057
Nordstrom, Inc.	330	22,417
Sears Holdings Corp. (a)(b)	106	4,236
Target Corp. (b)	1,466	84,955

		295,773

OIL, GAS & CONSUMABLE FUELS — 8.1%
Anadarko Petroleum Corp.	1,140	124,796
Antero Resources Corp. (a)	100	6,563
Apache Corp.	888	89,351
Athlon Energy, Inc. (a)	100	4,770
Cabot Oil & Gas Corp.	956	32,638
Cheniere Energy, Inc. (a)	549	39,363
Chesapeake Energy Corp.	1,319	40,995
Chevron Corp.	4,367	570,112
Cimarex Energy Co.	192	27,544
Cobalt International Energy, Inc. (a)	627	11,505
Concho Resources, Inc. (a)(b)	236	34,102
ConocoPhillips (b)	2,790	239,187
CONSOL Energy, Inc.	488	22,482
Continental Resources, Inc. (a)(b)	96	15,172
CVR Energy, Inc. (b)	40	1,928
Denbury Resources, Inc. (b)	863	15,931
Devon Energy Corp.	913	72,492
Energen Corp.	160	14,221
EOG Resources, Inc.	1,240	144,906
EP Energy Corp. (Class A) (a)(b)	80	1,844
EQT Corp.	353	37,736
Exxon Mobil Corp.	9,856	992,302
Golar LNG, Ltd. (b)	100	6,010
Gulfport Energy Corp. (a)	180	11,304
Hess Corp.	606	59,927
HollyFrontier Corp. (b)	450	19,660
Kinder Morgan, Inc.	1,527	55,369
Kosmos Energy, Ltd. (a)	230	2,583
Laredo Petroleum Holdings, Inc. (a)(b)	90	2,788
Marathon Oil Corp.	1,638	65,389
Marathon Petroleum Corp.	589	45,983
Murphy Oil Corp. (b)	445	29,584
Newfield Exploration Co. (a)	313	13,835
Noble Energy, Inc.	818	63,362
Oasis Petroleum, Inc. (a)(b)	209	11,681
Occidental Petroleum Corp.	1,836	188,429
ONEOK, Inc.	477	32,474
PBF Energy, Inc.	50	1,333
Peabody Energy Corp. (b)	665	10,873
Phillips 66	1,315	105,765
Pioneer Natural Resources Co.	313	71,931
QEP Resources, Inc. (b)	421	14,524
Range Resources Corp.	370	32,171
Rice Energy, Inc. (a)	176	5,359
SandRidge Energy, Inc. (a)(b)	1,130	8,080
SM Energy Co. (b)	162	13,624
Southwestern Energy Co. (a)(b)	803	36,528
Spectra Energy Corp.	1,518	64,485
Targa Resources Corp.	90	12,561
Teekay Corp.	90	5,603
Tesoro Corp.	301	17,660
The Williams Cos., Inc.	1,554	90,458
Ultra Petroleum Corp. (a)(b)	350	10,391
Valero Energy Corp.	1,242	62,224
Whiting Petroleum Corp. (a)	266	21,346
World Fuel Services Corp. (b)	170	8,369
WPX Energy, Inc. (a)(b)	460	10,999

		3,752,602

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	160	6,856
International Paper Co. (b)	993	50,116
Weyerhaeuser Co. (b)	1,364	45,135

		102,107

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (b)	990	14,464
Coty, Inc. (Class A) (b)	200	3,426
Herbalife, Ltd. (b)	197	12,714
Nu Skin Enterprises, Inc. (Class A) (b)	128	9,467
The Estee Lauder Cos., Inc. (Class A)	525	38,987

		79,058

PHARMACEUTICALS — 5.4%
AbbVie, Inc.	3,610	203,748
Actavis PLC (a)	393	87,659
Allergan, Inc.	676	114,393
Bristol-Myers Squibb Co.	3,739	181,379
Eli Lilly & Co.	2,258	140,380
Endo International PLC (a)(b)	348	24,367
Forest Laboratories, Inc. (a)	517	51,183
Hospira, Inc. (a)(b)	381	19,572
Jazz Pharmaceuticals PLC (a)	120	17,641
Johnson & Johnson	6,475	677,414
Mallinckrodt PLC (a)(b)	143	11,443
Merck & Co., Inc.	6,701	387,653
Mylan, Inc. (a)	869	44,806
Perrigo Co. PLC (b)	278	40,521
Pfizer, Inc.	14,648	434,752
Questcor Pharmaceuticals, Inc.	100	9,249
Salix Pharmaceuticals, Ltd. (a)	140	17,269
Zoetis, Inc.	1,144	36,917

		2,500,346

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	100	$11,020
Equifax, Inc.	272	19,731
IHS, Inc. (Class A) (a)	152	20,622
Manpower, Inc.	190	16,122
Nielsen NV	603	29,191
Robert Half International, Inc.	349	16,661
Towers Watson & Co. (Class A) (b)	140	14,592
Verisk Analytics, Inc. (Class A) (a)	347	20,827

		148,766

REAL ESTATE INVESTMENT TRUSTS — 3.0%
Alexandria Real Estate Equities, Inc.	159	12,345
American Campus Communities, Inc.	225	8,604
American Capital Agency Corp. (b)	716	16,762
American Homes 4 Rent (Class A)	200	3,552
American Realty Capital Properties, Inc.	2,100	26,313
American Tower Corp.	900	80,982
Annaly Capital Management, Inc. (b)	2,163	24,723
Apartment Investment & Management Co. (Class A)	295	9,520
AvalonBay Communities, Inc. (b)	300	42,657
BioMed Realty Trust, Inc. (b)	430	9,387
Boston Properties, Inc.	350	41,363
Brandywine Realty Trust	360	5,616
Brixmor Property Group, Inc. (b)	110	2,525
Camden Property Trust	187	13,305
CBL & Associates Properties, Inc. (b)	371	7,049
Chimera Investment Corp.	2,346	7,484
Columbia Property Trust, Inc.	300	7,803
CommonWealth REIT	270	7,106
Corporate Office Properties Trust	200	5,562
Corrections Corp. of America (b)	264	8,672
Crown Castle International Corp.	771	57,254
DDR Corp. (b)	720	12,694
Digital Realty Trust, Inc. (b)	291	16,971
Douglas Emmett, Inc. (b)	330	9,313
Duke Realty Corp.	669	12,149
Equity Lifestyle Properties, Inc.	200	8,832
Equity Residential	818	51,534
Essex Property Trust, Inc. (b)	150	27,737
Extra Space Storage, Inc.	223	11,875
Federal Realty Investment Trust (b)	162	19,589
Gaming and Leisure Properties, Inc. (b)	192	6,522
General Growth Properties, Inc.	1,354	31,900
HCP, Inc.	1,024	42,373
Health Care REIT, Inc.	631	39,545
Healthcare Trust of America, Inc. (Class A)	248	2,986
Home Properties, Inc. (b)	120	7,675
Hospitality Properties Trust	318	9,667
Host Hotels & Resorts, Inc. (b)	1,722	37,901
Kilroy Realty Corp. (b)	196	12,207
Kimco Realty Corp. (b)	926	21,279
Liberty Property Trust	326	12,365
MFA Financial, Inc.	818	6,716
Mid-America Apartment Communities, Inc. (b)	200	14,610
National Retail Properties, Inc. (b)	266	9,893
NorthStar Realty Finance Corp.	800	13,904
OMEGA Healthcare Investors, Inc.	270	9,952
Piedmont Office Realty Trust, Inc. (Class A) (b)	380	7,197
Plum Creek Timber Co., Inc. (b)	371	16,732
Post Properties, Inc. (b)	120	6,415
ProLogis	1,115	45,815
Public Storage	330	56,545
Rayonier, Inc.	279	9,918
Realty Income Corp. (b)	528	23,454
Regency Centers Corp. (b)	205	11,414
Retail Properties of America, Inc. (Class A)	310	4,768
Senior Housing Properties Trust (b)	457	11,101
Simon Property Group, Inc.	709	117,893
SL Green Realty Corp.	214	23,414
Spirit Realty Capital, Inc.	786	8,929
Starwood Property Trust, Inc. (b)	468	11,124
Tanger Factory Outlet Centers, Inc.	220	7,693
Taubman Centers, Inc.	155	11,751
The Macerich Co. (b)	322	21,494
Two Harbors Investment Corp.	851	8,918
UDR, Inc. (b)	533	15,260
Ventas, Inc.	665	42,626
Vornado Realty Trust	430	45,894
Washington Prime Group, Inc. (a)	354	6,634
Weingarten Realty Investors (b)	319	10,476
WP Carey, Inc. (b)	228	14,683

		1,388,921

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	638	20,442
Forest City Enterprises, Inc. (Class A) (a)	358	7,113
Jones Lang LaSalle, Inc.	97	12,260
Realogy Holdings Corp. (a)	281	10,596
The Howard Hughes Corp. (a)	90	14,205

		64,616

ROAD & RAIL — 1.0%
AMERCO, Inc.	20	5,815
Avis Budget Group, Inc. (a)(b)	250	14,922
Con-way, Inc.	130	6,553
CSX Corp.	2,331	71,818
Genesee & Wyoming, Inc. (Class A) (a)	94	9,870
Hertz Global Holdings, Inc. (a)	995	27,890
J.B. Hunt Transport Services, Inc. (b)	205	15,125
Kansas City Southern (b)	251	26,985
Landstar System, Inc.	110	7,040
Norfolk Southern Corp.	720	74,182
Old Dominion Freight Line, Inc. (a)	160	10,189
Ryder Systems, Inc.	120	10,571
Union Pacific Corp.	2,028	202,293

		483,253

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Micro Devices, Inc. (a)(b)	1,378	5,774
Altera Corp.	733	25,479
Analog Devices, Inc. (b)	707	38,228
Applied Materials, Inc.	2,689	60,637

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Atmel Corp. (a)(b)	978	$9,164
Avago Technologies, Ltd.	560	40,359
Broadcom Corp. (Class A)	1,304	48,405
Cree, Inc. (a)(b)	253	12,637
First Solar, Inc. (a)(b)	140	9,948
Freescale Semiconductor, Ltd. (a)(b)	130	3,055
Intel Corp. (b)	11,530	356,277
KLA-Tencor Corp.	380	27,603
Lam Research Corp.	373	25,207
Linear Technology Corp.	484	22,782
Marvell Technology Group, Ltd.	901	12,911
Maxim Integrated Products, Inc.	661	22,348
Microchip Technology, Inc. (b)	437	21,330
Micron Technology, Inc. (a)	2,397	78,981
NVIDIA Corp.	1,318	24,436
ON Semiconductor Corp. (a)	945	8,637
Skyworks Solutions, Inc.	474	22,259
SunEdison, Inc. (a)	600	13,560
SunPower Corp. (a)	105	4,303
Teradyne, Inc. (b)	440	8,624
Texas Instruments, Inc.	2,531	120,957
Xilinx, Inc.	593	28,055

		1,051,956

SOFTWARE — 3.8%
Activision Blizzard, Inc.	1,099	24,508
Adobe Systems, Inc. (a)	1,141	82,563
Ansys, Inc. (a)	221	16,756
Autodesk, Inc. (a)	508	28,641
CA, Inc.	747	21,469
Cadence Design Systems, Inc. (a)	599	10,476
Citrix Systems, Inc. (a)	347	21,705
Concur Technologies, Inc. (a)(b)	107	9,987
Electronic Arts, Inc. (a)(b)	690	24,750
FactSet Research Systems, Inc. (b)	101	12,148
FireEye, Inc. (a)(b)	240	9,732
Fortinet, Inc. (a)(b)	304	7,640
Informatica Corp. (a)(b)	251	8,948
Intuit, Inc.	673	54,197
MICROS Systems, Inc. (a)	143	9,710
Microsoft Corp.	18,962	790,715
NetSuite, Inc. (a)(b)	79	6,864
Nuance Communications, Inc. (a)(b)	593	11,131
Oracle Corp.	7,548	305,920
PTC, Inc. (a)	300	11,640
Red Hat, Inc. (a)	433	23,932
Rovi Corp. (a)	244	5,846
Salesforce.com, Inc. (a)(b)	1,406	81,660
ServiceNow, Inc. (a)(b)	380	23,545
SolarWinds, Inc. (a)	155	5,992
Solera Holdings, Inc.	169	11,348
Splunk, Inc. (a)(b)	240	13,279
Symantec Corp.	1,585	36,296
Synopsys, Inc. (a)	330	12,811
Tableau Software, Inc. (Class A) (a)(b)	20	1,427
TIBCO Software, Inc. (a)	412	8,310
VMware, Inc. (Class A) (a)(b)	192	18,588
Workday, Inc. (Class A) (a)(b)	182	16,355
Zynga, Inc. (Class A) (a)	1,314	4,218

		1,733,107

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc. (b)	170	6,059
Abercrombie & Fitch Co. (Class A) (b)	176	7,612
Advance Auto Parts, Inc.	174	23,476
Ascena Retail Group, Inc. (a)(b)	288	4,925
AutoNation, Inc. (a)(b)	110	6,565
AutoZone, Inc. (a)	81	43,436
Bed Bath & Beyond, Inc. (a)(b)	514	29,493
Best Buy Co., Inc. (b)	646	20,033
Cabela’s, Inc. (a)(b)	110	6,864
CarMax, Inc. (a)(b)	533	27,721
Chico’s FAS, Inc.	374	6,343
CST Brands, Inc. (b)	142	4,899
Dick’s Sporting Goods, Inc.	190	8,846
DSW, Inc. (Class A)	160	4,470
Foot Locker, Inc.	340	17,245
GameStop Corp. (Class A) (b)	270	10,927
GNC Holdings, Inc. (Class A)	224	7,638
L Brands, Inc.	536	31,442
Lowe’s Cos., Inc.	2,405	115,416
Murphy USA, Inc. (a)(b)	109	5,329
O’Reilly Automotive, Inc. (a)	250	37,650
Penske Automotive Group, Inc.	98	4,851
PetSmart, Inc. (b)	232	13,874
Ross Stores, Inc.	485	32,073
Sally Beauty Holdings, Inc. (a)(b)	389	9,756
Signet Jewelers, Ltd.	183	20,238
Staples, Inc. (b)	1,514	16,412
The Gap, Inc. (b)	639	26,563
The Home Depot, Inc.	3,173	256,886
Tiffany & Co. (b)	257	25,764
TJX Cos., Inc.	1,636	86,954
Tractor Supply Co. (b)	318	19,207
Ulta Salon Cosmetics & Fragrance, Inc. (a)	151	13,803
Urban Outfitters, Inc. (a)(b)	248	8,397
Williams-Sonoma, Inc.	235	16,868

		978,035

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
3D Systems Corp. (a)(b)	243	14,531
Apple, Inc.	13,798	1,282,248
Diebold, Inc. (b)	150	6,026
EMC Corp.	4,787	126,090
Hewlett-Packard Co.	4,427	149,101
Lexmark International, Inc. (Class A) (b)	138	6,646
NCR Corp. (a)(b)	371	13,018
NetApp, Inc.	724	26,441
SanDisk Corp.	542	56,601
Stratasys, Ltd. (a)(b)	70	7,954
Western Digital Corp.	483	44,581

		1,733,237

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	134	9,237

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Coach, Inc.	646	$22,087
Deckers Outdoor Corp. (a)(b)	80	6,906
Fossil Group, Inc. (a)(b)	96	10,034
Hanesbrands, Inc.	228	22,444
Kate Spade & Co. (a)	300	11,442
Michael Kors Holdings, Ltd. (a)(b)	478	42,375
NIKE, Inc. (Class B)	1,610	124,855
PVH Corp. (b)	187	21,804
Ralph Lauren Corp.	136	21,854
Under Armour, Inc. (Class A) (a)(b)	384	22,844
V.F. Corp.	802	50,526

		366,408

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,208	11,875
Nationstar Mortgage Holdings, Inc. (a)(b)	50	1,815
New York Community Bancorp, Inc. (b)	974	15,564
Ocwen Financial Corp. (a)(b)	216	8,014
People’s United Financial, Inc. (b)	748	11,347
TFS Financial Corp. (a)	180	2,567

		51,182

TOBACCO — 1.3%
Altria Group, Inc.	4,581	192,127
Lorillard, Inc.	867	52,861
Philip Morris International, Inc.	3,630	306,046
Reynolds American, Inc.	732	44,176

		595,210

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	160	6,173
Fastenal Co. (b)	674	33,356
GATX Corp. (b)	110	7,363
HD Supply Holdings, Inc. (a)	200	5,678
MRC Global, Inc. (a)	190	5,375
MSC Industrial Direct Co., Inc. (Class A) (b)	104	9,947
NOW, Inc. (a)(b)	245	8,871
United Rentals, Inc. (a)	234	24,507
W.W. Grainger, Inc. (b)	137	34,835
WESCO International, Inc. (a)(b)	100	8,638

		144,743

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	398	19,681
Aqua America, Inc. (b)	399	10,462

		30,143

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
SBA Communications Corp. (Class A) (a)(b)	275	28,133
Sprint Corp. (a)(b)	1,744	14,876
T-Mobile US, Inc. (a)	589	19,802
Telephone & Data Systems, Inc.	220	5,744
US Cellular Corp. (a)(b)	30	1,224

		69,779

TOTAL COMMON STOCKS —
(Cost $34,531,898)		46,128,093

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,818,565	5,818,565
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	31,280	31,280

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,849,845)		5,849,845

TOTAL INVESTMENTS — 112.4% (h)
(Cost $40,381,743)		51,977,938
OTHER ASSETS & LIABILITIES — (12.4)%		(5,748,288)

NET ASSETS — 100.0%		$46,229,650

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	1,244	$34,285
Aerovironment, Inc. (a)(b)	583	18,539
American Science & Engineering, Inc. (a)	255	17,745
Astronics Corp. (a)(b)	470	26,532
Cubic Corp.	628	27,952
Curtiss-Wright Corp. (a)	1,464	95,980
DigitalGlobe, Inc. (a)(b)	2,234	62,105
Ducommun, Inc. (b)	330	8,623
Engility Holdings, Inc. (b)	540	20,660
Erickson, Inc. (b)	120	1,950
Esterline Technologies Corp. (b)	949	109,249
GenCorp, Inc. (a)(b)	1,746	33,349
HEICO Corp. (a)	2,005	104,140
Kratos Defense & Security Solutions, Inc. (b)	1,377	10,741
LMI Aerospace, Inc. (a)(b)	328	4,290
Moog, Inc. (Class A) (b)	1,341	97,745
National Presto Industries, Inc. (a)	150	10,926
Orbital Sciences Corp. (b)	1,788	52,835
Sparton Corp. (b)	314	8,710
Taser International, Inc. (a)(b)	1,615	21,480
Teledyne Technologies, Inc. (b)	1,131	109,899
The Keyw Holding Corp. (a)(b)	1,003	12,608

		890,343

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)(b)	1,633	13,668
Atlas Air Worldwide Holdings, Inc. (a)(b)	807	29,738
Echo Global Logistics, Inc. (a)(b)	554	10,620
Forward Air Corp.	945	45,218
HUB Group, Inc. (Class A) (b)	1,109	55,894
Park-Ohio Holdings Corp.	270	15,690
UTI Worldwide, Inc. (a)	2,857	29,541
XPO Logistics, Inc. (b)	1,617	46,279

		246,648

AIRLINES — 0.3%
Allegiant Travel Co.	416	48,992
Hawaiian Holdings, Inc. (b)	1,358	18,618
JetBlue Airways Corp. (a)(b)	7,383	80,106
Republic Airways Holdings, Inc. (a)(b)	1,542	16,715
SkyWest, Inc. (a)	1,630	19,919

		184,350

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (b)	2,110	39,858
Cooper Tire & Rubber Co.	1,875	56,250
Cooper-Standard Holding, Inc. (b)	413	27,324
Dana Holding Corp. (a)	4,726	115,409
Dorman Products, Inc. (a)(b)	793	39,111
Drew Industries, Inc.	718	35,907
Federal-Mogul Holdings Corp. (a)(b)	869	17,580
Fox Factory Holding Corp. (b)	307	5,400
Fuel Systems Solutions, Inc. (a)(b)	447	4,980
Gentherm, Inc. (b)	1,063	47,250
Modine Manufacturing Co. (b)	1,482	23,327
Motorcar Parts of America, Inc. (b)	455	11,079
Remy International, Inc. (a)	434	10,134
Shiloh Industries, Inc. (b)	195	3,600
Spartan Motors, Inc. (a)	1,079	4,899
Standard Motor Products, Inc.	631	28,187
Stoneridge, Inc. (a)(b)	898	9,626
Strattec Security Corp.	105	6,771
Superior Industries International, Inc. (a)	733	15,114
Tenneco, Inc. (b)	1,835	120,559
Tower International, Inc. (b)	621	22,878

		645,243

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (a)(b)	883	22,234

BANKS — 7.4%
1st Source Corp. (a)	478	14,636
1st United Bancorp, Inc. (a)	943	8,129
American National Bankshares, Inc. (a)	254	5,519
Ameris Bancorp (b)	733	15,803
Ames National Corp.	300	6,942
Arrow Financial Corp.	330	8,560
Banc of California, Inc. (a)	823	8,971
Bancfirst Corp. (a)	225	13,927
Banco Latinoamericano de Comercio Exterior SA (a)	927	27,504
Bancorp, Inc. (a)(b)	1,033	12,303
BancorpSouth, Inc. (a)	2,848	69,975
Bank of Kentucky Financial Corp. (a)	195	6,784
Bank of Marin Bancorp (a)	163	7,431
Bank of the Ozarks, Inc. (a)	2,401	80,313
Banner Corp.	613	24,293
BBCN Bancorp, Inc.	2,486	39,652
BNC Bancorp	569	9,713
Boston Private Financial Holdings, Inc.	2,502	33,627
Bridge Bancorp, Inc. (a)	289	6,933
Bridge Capital Holdings (b)	300	7,263
Bryn Mawr Bank Corp.	419	12,201
Camden National Corp. (a)	240	9,302
Capital Bank Financial Corp. (Class A) (b)	783	18,487
Capital City Bank Group, Inc. (a)	390	5,667
Cardinal Financial Corp. (a)	940	17,352
Cascade Bancorp (b)	947	4,934
Cathay General Bancorp (a)	2,356	60,219
Centerstate Banks, Inc. (a)	942	10,550
Central Pacific Financial Corp.	516	10,243
Century Bancorp, Inc. (Class A)	105	3,711
Chemical Financial Corp.	939	26,367
Citizens & Northern Corp. (a)	390	7,601
City Holding Co.	493	22,244
CNB Financial Corp. (a)	434	7,291
CoBiz Financial, Inc. (a)	1,109	11,944
Columbia Banking System, Inc.	1,602	42,149
Community Bank System, Inc. (a)	1,260	45,612
Community Trust Bancorp, Inc. (a)	477	16,323

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

CommunityOne Bancorp (a)(b)	330	$3,201
ConnectOne Bancorp, Inc.	373	7,173
ConnectOne Bancorp, Inc. (b)	60	2,993
CU Bancorp (a)(b)	298	5,683
Customers Bancorp, Inc. (b)	691	13,823
CVB Financial Corp. (a)	3,192	51,168
Eagle Bancorp, Inc. (a)(b)	703	23,726
Enterprise Bancorp, Inc.	225	4,642
Enterprise Financial Services Corp. (a)	563	10,168
F.N.B. Corp.	5,017	64,318
Fidelity Southern Corp.	475	6,170
Financial Institutions, Inc.	435	10,188
First Bancorp	614	11,267
First Bancorp, Inc. (a)	300	5,238
First BanCorp- Puerto Rico (a)(b)	3,142	17,092
First Busey Corp. (a)	2,275	13,218
First Business Financial Services, Inc.	119	5,597
First Citizens BancShares, Inc. (Class A)	228	55,860
First Commonwealth Financial Corp. (a)	2,716	25,042
First Community Bancshares, Inc. (a)	573	8,211
First Connecticut Bancorp, Inc. (a)	538	8,635
First Financial Bancorp (a)	1,825	31,408
First Financial Bankshares, Inc. (a)	1,984	62,238
First Financial Corp. (a)	358	11,524
First Interstate Bancsystem, Inc.	553	15,031
First Merchants Corp.	1,018	21,521
First Midwest Bancorp, Inc.	2,367	40,310
First NBC Bank Holding Co. (b)	450	15,079
FirstMerit Corp.	4,985	98,454
Flushing Financial Corp.	973	19,995
German American Bancorp, Inc. (a)	403	10,913
Glacier Bancorp, Inc.	2,197	62,351
Great Southern Bancorp, Inc.	328	10,512
Guaranty Bancorp	463	6,436
Hampton Roads Bankshares, Inc. (b)	1,063	1,839
Hancock Holding Co.	2,481	87,629
Hanmi Financial Corp.	987	20,806
Heartland Financial USA, Inc.	465	11,499
Heritage Commerce Corp.	658	5,376
Heritage Financial Corp.	918	14,771
Heritage Oaks Bancorp (a)(b)	613	4,677
Home Bancshares, Inc.	1,632	53,562
HomeTrust Bancshares, Inc. (a)(b)	658	10,377
Horizon Bancorp (a)	270	5,897
Hudson Valley Holding Corp. (a)	522	9,422
IBERIABANK Corp.	947	65,523
Independent Bank Corp.	691	8,893
Independent Bank Corp.-Massachusetts (a)	740	28,401
Independent Bank Group, Inc.	276	15,365
International Bancshares Corp.	1,677	45,279
Investors Bancorp, Inc.	10,798	119,318
Lakeland Bancorp, Inc. (a)	1,180	12,744
Lakeland Financial Corp. (a)	522	19,920
Macatawa Bank Corp.	748	3,792
MainSource Financial Group, Inc. (a)	643	11,092
MB Financial, Inc. (a)	1,720	46,526
Mercantile Bank Corp. (a)	507	11,600
Merchants Bancshares, Inc.	180	5,756
Metro Bancorp, Inc. (b)	448	10,358
MidSouth Bancorp, Inc. (a)	255	5,072
MidWestOne Financial Group, Inc.	210	5,038
National Bankshares, Inc.	223	6,888
National Penn Bancshares, Inc.	3,682	38,956
NBT Bancorp, Inc.	1,380	33,148
NewBridge Bancorp (a)(b)	793	6,392
Northrim BanCorp, Inc.	208	5,319
OFG Bancorp	1,436	26,437
Old Line Bancshares, Inc.	253	3,987
Old National Bancorp (a)	3,183	45,453
OmniAmerican Bancorp, Inc.	360	9,000
Opus Bank (b)	155	4,504
Pacific Continental Corp. (a)	569	7,812
Pacific Premier Bancorp, Inc. (a)(b)	519	7,313
Palmetto Bancshares, Inc. (b)	135	1,943
Park National Corp. (a)	360	27,792
Park Sterling Corp.	1,408	9,279
Peapack Gladstone Financial Corp. (a)	271	5,748
Penns Woods Bancorp, Inc. (a)	150	7,065
Peoples Bancorp, Inc. (a)	343	9,072
Peoples Financial Services Corp.	228	11,717
Pinnacle Financial Partners, Inc.	1,109	43,783
Preferred Bank (a)(b)	372	8,794
PrivateBancorp, Inc. (a)	2,159	62,741
Prosperity Bancshares, Inc. (a)	2,102	131,585
Renasant Corp.	959	27,878
Republic Bancorp, Inc. (Class A)	300	7,116
Republic First Bancorp, Inc. (b)	932	4,697
S&T Bancorp, Inc. (a)	929	23,086
Sandy Spring Bancorp, Inc. (a)	779	19,405
Seacoast Banking Corp. of Florida (a)(b)	469	5,098
Sierra Bancorp (a)	388	6,130
Simmons First National Corp.	523	20,601
South State Corp.	708	43,188
Southside Bancshares, Inc. (a)	580	16,797
Southwest Bancorp, Inc.	614	10,475
State Bank Financial Corp. (a)	1,003	16,961
Sterling Bancorp	2,619	31,428
Stock Yards Bancorp, Inc. (a)	435	13,007
Stonegate Bank	300	7,560
Suffolk Bancorp (b)	360	8,032
Sun Bancorp, Inc. (a)(b)	1,273	5,105
Susquehanna Bancshares, Inc.	5,547	58,576
Talmer Bancorp, Inc. (Class A) (b)	559	7,709
Taylor Capital Group, Inc. (b)	540	11,545
Texas Capital Bancshares, Inc. (b)	1,298	70,027
The First of Long Island Corp. (a)	253	9,887
The National Bank Holdings Corp. (Class A) (a)	1,239	24,706
Tompkins Financial Corp.	449	21,633
TowneBank (a)	822	12,914
Trico Bancshares (a)	508	11,755
Tristate Capital Holdings, Inc. (b)	666	9,411
Trustmark Corp.	1,987	49,059
UMB Financial Corp. (a)	1,129	71,567

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Umpqua Holdings Corp.	5,022	$89,994
Union Bankshares Corp.	1,328	34,063
United Bankshares, Inc. (a)	2,052	66,341
United Community Banks, Inc.	1,360	22,263
Univest Corp. of Pennsylvania	525	10,868
Valley National Bancorp	6,043	59,886
VantageSouth Bancshares, Inc. (b)	375	2,231
ViewPoint Financial Group	1,258	33,853
Washington Trust Bancorp, Inc. (a)	449	16,510
Webster Financial Corp.	2,723	85,883
WesBanco, Inc.	809	25,111
West Bancorporation, Inc. (a)	454	6,914
Westamerica Bancorporation (a)	793	41,458
Western Alliance Bancorp (b)	2,333	55,525
Wilshire Bancorp, Inc. (a)	1,921	19,729
Wintrust Financial Corp.	1,403	64,538
Yadkin Financial Corp. (b)	450	8,478

		3,923,918

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)(b)	259	57,892
Coca-Cola Hellenic Bottling Co.	152	11,198
Craft Brew Alliance, Inc. (b)	330	3,650
National Beverage Corp. (b)	358	6,773

		79,513

BIOTECHNOLOGY — 5.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,413	54,510
Acceleron Pharma, Inc. (a)(b)	496	16,849
Achillion Pharmaceuticals, Inc. (a)(b)	3,039	23,005
Acorda Therapeutics, Inc. (a)(b)	1,272	42,879
Actinium Pharmaceuticals, Inc. (b)	597	4,310
Aegerion Pharmaceuticals, Inc. (a)(b)	914	29,330
Agenus, Inc. (b)	1,876	6,041
Agios Pharmaceuticals, Inc. (b)	409	18,740
Akebia Therapeutics, Inc. (b)	236	6,558
Alder Biopharmaceuticals, Inc. (b)	241	4,837
AMAG Pharmaceuticals, Inc. (b)	674	13,965
Anacor Pharmaceuticals, Inc. (a)(b)	795	14,095
Applied Genetic Technologies Corp. (b)	146	3,373
Arena Pharmaceuticals, Inc. (b)	6,854	40,164
ARIAD Pharmaceuticals, Inc. (b)	4,969	31,653
Array BioPharma, Inc. (a)(b)	3,641	16,603
Arrowhead Research Corp. (b)	1,564	22,381
Auspex Pharmaceuticals, Inc. (a)(b)	251	5,590
BioCryst Pharmaceuticals, Inc. (b)	2,113	26,941
Biotime, Inc. (a)(b)	1,167	3,559
Bluebird Bio, Inc. (b)	575	22,178
Cara Therapeutics, Inc. (a)(b)	170	2,893
Celldex Therapeutics, Inc. (a)(b)	2,682	43,770
Cellular Dynamics International, Inc. (b)	135	1,967
Cepheid, Inc. (a)(b)	2,096	100,482
Chelsea Therapeutics International, Ltd. (b)(d)	1,465	0
ChemoCentryx, Inc. (a)(b)	779	4,557
Chimerix, Inc. (a)(b)	813	17,837
Clovis Oncology, Inc. (a)(b)	744	30,809
CTI BioPharma Corp. (a)(b)	3,475	9,765
Cytokinetics, Inc. (a)(b)	751	3,590
Cytori Therapeutics, Inc. (a)(b)	1,992	4,761
CytRx Corp. (b)	1,681	7,027
Dendreon Corp. (a)(b)	4,954	11,394
Dicerna Pharmaceuticals, Inc. (b)	111	2,505
Durata Therapeutics, Inc. (b)	404	6,880
Dyax Corp. (a)(b)	4,294	41,222
Dynavax Technologies Corp. (b)	8,884	14,214
Eleven Biotherapeutics, Inc. (b)	141	1,858
Emergent Biosolutions, Inc. (a)(b)	869	19,518
Enanta Pharmaceuticals, Inc. (b)	312	13,438
Epizyme, Inc. (a)(b)	386	12,012
Esperion Therapeutics, Inc. (a)(b)	164	2,598
Exact Sciences Corp. (b)	2,431	41,400
Exelixis, Inc. (a)(b)	6,267	21,245
Five Prime Therapeutics, Inc. (a)(b)	520	8,086
Flexion Therapeutics, Inc. (b)	143	1,928
Foundation Medicine, Inc. (b)	421	11,350
Galectin Therapeutics, Inc. (b)	543	7,499
Galena Biopharma, Inc. (a)(b)	3,210	9,823
Genocea Biosciences, Inc. (b)	122	2,288
Genomic Health, Inc. (a)(b)	525	14,385
Geron Corp. (a)(b)	4,844	15,549
Halozyme Therapeutics, Inc. (b)	3,085	30,480
Heron Therapeutics, Inc. (b)	586	7,220
Hyperion Therapeutics, Inc. (b)	268	6,995
Idenix Pharmaceuticals, Inc. (b)	3,560	85,796
Idera Pharmaceuticals, Inc. (b)	1,815	5,264
ImmunoGen, Inc. (a)(b)	2,665	31,580
Immunomedics, Inc. (a)(b)	2,305	8,413
Infinity Pharmaceuticals, Inc. (a)(b)	1,510	19,237
Inovio Pharmaceuticals, Inc. (b)	1,814	19,609
Insmed, Inc. (a)(b)	1,112	22,218
Insys Therapeutics, Inc. (a)(b)	245	7,651
InterMune, Inc. (a)(b)	2,981	131,611
Intrexon Corp. (a)(b)	1,074	26,990
Ironwood Pharmaceuticals, Inc. (a)(b)	3,336	51,141
Isis Pharmaceuticals, Inc. (a)(b)	3,546	122,160
Karyopharm Therapeutics, Inc. (a)(b)	373	17,363
Keryx Biopharmaceuticals, Inc. (a)(b)	2,793	42,956
Kindred Biosciences, Inc. (a)(b)	266	4,958
KYTHERA Biopharmaceuticals, Inc. (b)	525	20,144
Lexicon Pharmaceuticals, Inc. (a)(b)	7,154	11,518
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	625	38,931
MacroGenics, Inc. (b)	602	13,082
MannKind Corp. (a)(b)	6,875	75,556
Merrimack Pharmaceuticals, Inc. (a)(b)	3,082	22,468
MiMedx Group, Inc. (a)(b)	2,623	18,597
Mirati Therapeutics, Inc. (b)	216	4,320
Momenta Pharmaceuticals, Inc. (a)(b)	1,482	17,903
Nanoviricides, Inc. (b)	1,208	5,074
Navidea Biopharmaceuticals, Inc. (b)	3,761	5,566
NeoStem, Inc. (b)	713	4,649
Neuralstem, Inc. (b)	2,073	8,748
Neurocrine Biosciences, Inc. (a)(b)	2,355	34,948
NewLink Genetics Corp. (a)(b)	510	13,541

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Northwest Biotherapeutics, Inc. (b)	1,071	$7,186
Novavax, Inc. (a)(b)	5,856	27,055
NPS Pharmaceuticals, Inc. (b)	3,159	104,405
Ohr Pharmaceutical, Inc. (b)	634	6,029
OncoMed Pharmaceuticals, Inc. (a)(b)	381	8,877
Oncothyreon, Inc. (b)	2,133	6,911
Ophthotech Corp. (b)	418	17,686
OPKO Health, Inc. (a)(b)	5,948	52,580
Orexigen Therapeutics, Inc. (a)(b)	3,563	22,019
Organovo Holdings, Inc. (b)	1,884	15,731
Osiris Therapeutics, Inc. (b)	523	8,169
OvaScience, Inc. (b)	261	2,393
PDL BioPharma, Inc. (a)	5,013	48,526
Peregrine Pharmaceuticals, Inc. (a)(b)	4,545	8,545
Portola Pharmaceuticals, Inc. (a)(b)	1,112	32,448
Progenics Pharmaceuticals, Inc. (b)	1,777	7,659
Prothena Corp. PLC (b)	660	14,883
PTC Therapeutics, Inc. (b)	669	17,488
Puma Biotechnology, Inc. (b)	690	45,540
Raptor Pharmaceutical Corp. (a)(b)	1,873	21,633
Receptos, Inc. (b)	465	19,809
Regulus Therapeutics, Inc. (a)(b)	310	2,492
Repligen Corp. (a)(b)	988	22,517
Retrophin, Inc. (a)(b)	593	6,962
Rigel Pharmaceuticals, Inc. (a)(b)	2,740	9,946
Sangamo Biosciences, Inc. (b)	2,093	31,960
Sarepta Therapeutics, Inc. (b)	1,276	38,012
Spectrum Pharmaceuticals, Inc. (a)(b)	1,976	16,065
Stemline Therapeutics, Inc. (a)(b)	283	4,152
Sunesis Pharmaceuticals, Inc. (b)	974	6,351
Synageva BioPharma Corp. (a)(b)	624	65,395
Synergy Pharmaceuticals, Inc. (a)(b)	2,530	10,297
Synta Pharmaceuticals Corp. (a)(b)	1,232	5,039
TESARO, Inc. (a)(b)	581	18,075
TG Therapeutics, Inc. (a)(b)	461	4,329
Threshold Pharmaceuticals, Inc. (a)(b)	1,481	5,865
Trius Therapeutics, Inc. (b)(d)	154	0
Ultragenyx Pharmaceutical, Inc. (b)	207	9,292
Vanda Pharmaceuticals, Inc. (a)(b)	1,050	16,989
Verastem, Inc. (a)(b)	552	5,001
Versartis, Inc. (b)	209	5,860
Vital Therapies, Inc. (b)	156	4,249
Xencor, Inc. (a)(b)	456	5,299
XOMA Corp. (a)(b)	2,623	12,040
ZIOPHARM Oncology, Inc. (a)(b)	2,055	8,282

		2,640,939

BUILDING PRODUCTS — 0.7%
AAON, Inc.	883	29,598
American Woodmark Corp. (b)	311	9,912
Apogee Enterprises, Inc.	897	31,269
Builders FirstSource, Inc. (a)(b)	1,406	10,517
Continental Building Products, Inc. (a)(b)	424	6,530
Gibraltar Industries, Inc. (b)	959	14,874
Griffon Corp.	1,276	15,822
Insteel Industries, Inc.	568	11,161
Masonite International Corp. (b)	887	49,903
NCI Building Systems, Inc. (b)	646	12,552
Norcraft Cos, Inc. (b)	169	2,418
Nortek, Inc. (b)	287	25,761
Patrick Industries, Inc. (a)(b)	210	9,784
PGT, Inc. (b)	1,049	8,885
Ply Gem Holdings, Inc. (a)(b)	495	5,000
Quanex Building Products Corp. (a)	1,168	20,872
Simpson Manufacturing Co., Inc.	1,272	46,250
Trex Co., Inc. (a)(b)	975	28,099
Universal Forest Products, Inc. (a)	628	30,314

		369,521

CAPITAL MARKETS — 1.5%
Arlington Asset Investment Corp. (Class A)	602	16,453
BGC Partners, Inc. (Class A)	5,253	39,082
Calamos Asset Management, Inc. (Class A) (a)	628	8,409
CIFC Corp.	210	1,892
Cohen & Steers, Inc. (a)	597	25,898
CorEnergy Infrastructure Trust, Inc.	954	7,069
Cowen Group, Inc. (Class A) (a)(b)	3,071	12,960
Diamond Hill Investment Group, Inc.	90	11,495
Evercore Partners, Inc. (Class A)	993	57,237
FBR & Co. (b)	277	7,515
Financial Engines, Inc. (a)	1,550	70,184
FXCM, Inc. (Class A) (a)	1,153	17,249
GAMCO Investors, Inc. (Class A)	193	16,029
GFI Group, Inc. (a)	2,185	7,254
Greenhill & Co., Inc. (a)	853	42,010
HFF, Inc. (Class A)	958	35,628
ICG Group, Inc. (b)	1,198	25,014
Intl. FCStone, Inc. (b)	450	8,964
Investment Technology Group, Inc. (a)(b)	1,167	19,699
Janus Capital Group, Inc. (a)	4,415	55,099
KCG Holdings, Inc. (Class A) (a)(b)	1,591	18,901
Ladenburg Thalmann Financial Services, Inc. (b)	3,235	10,190
Manning & Napier, Inc.	434	7,491
Marcus & Millichap, Inc. (b)	171	4,362
Moelis & Co. (b)	222	7,461
Oppenheimer Holdings, Inc. (Class A)	315	7,557
Piper Jaffray Co., Inc. (a)(b)	514	26,610
Pzena Investment Management, Inc. (Class A) (a)	358	3,995
RCS Capital Corp. (Class A) (a)	52	1,104
Safeguard Scientifics, Inc. (a)(b)	658	13,680
Silvercrest Asset Management Group, Inc. (Class A) (a)	197	3,390
Stifel Financial Corp. (a)(b)	1,949	92,285
SWS Group, Inc. (b)	913	6,647
Virtus Investment Partners, Inc. (b)	212	44,891
Walter Investment Management Corp. (a)(b)	1,165	34,694
Westwood Holdings Group, Inc.	223	13,389
WisdomTree Investments, Inc. (a)(b)	3,159	39,045

		820,832

CHEMICALS — 2.4%
A. Schulman, Inc.	851	32,934
Advanced Emissions Solutions, Inc. (b)	629	14,423

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

American Vanguard Corp. (a)	898	$11,872
Axiall Corp. (a)	2,108	99,645
Balchem Corp.	933	49,971
Calgon Carbon Corp. (b)	1,557	34,768
Chase Corp.	209	7,135
Chemtura Corp. (b)	2,896	75,673
Ferro Corp. (b)	2,275	28,574
Flotek Industries, Inc. (a)(b)	1,621	52,131
FutureFuel Corp.	688	11,414
H.B. Fuller Co. (a)	1,510	72,631
Hawkins, Inc. (a)	298	11,068
Innophos Holdings, Inc.	688	39,608
Innospec, Inc.	734	31,687
Intrepid Potash, Inc. (a)(b)	1,720	28,827
KMG Chemicals, Inc.	255	4,585
Koppers Holdings, Inc.	657	25,130
Kraton Performance Polymers, Inc. (b)	1,017	22,771
Kronos Worldwide, Inc.	631	9,888
Landec Corp. (a)(b)	809	10,104
LSB Industries, Inc. (a)(b)	600	25,002
Marrone Bio Innovations, Inc. (b)	179	2,080
Minerals Technologies, Inc.	1,063	69,712
Olin Corp.	2,382	64,123
OM Group, Inc. (a)	1,005	32,592
Omnova Solutions, Inc. (b)	1,481	13,462
PolyOne Corp. (a)	2,838	119,593
Quaker Chemical Corp.	418	32,098
Rentech, Inc. (a)(b)	7,109	18,412
Senomyx, Inc. (b)	1,282	11,089
Sensient Technologies Corp.	1,491	83,079
Stepan Co.	599	31,663
Taminco Corp. (b)	859	19,980
Trecora Resources (b)	628	7,436
Tredegar Corp.	778	18,213
Tronox, Ltd. (Class A), (Class A)	1,853	49,846
Zep, Inc. (a)	719	12,698

		1,285,917

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	1,722	46,460
ACCO Brands Corp. (a)(b)	3,575	22,916
ARC Document Solutions, Inc. (a)(b)	1,182	6,927
Brady Corp. (Class A)	1,452	43,371
Casella Waste Systems, Inc. (Class A) (a)(b)	1,212	6,072
Ceco Environmental Corp. (a)	569	8,871
Cenveo, Inc. (a)(b)	1,692	6,277
Civeo Corp. (b)	2,831	70,860
Deluxe Corp.	1,509	88,397
Ennis, Inc.	823	12,559
G & K Services, Inc. (Class A)	613	31,919
Healthcare Services Group, Inc. (a)	2,159	63,561
Heritage-Crystal Clean, Inc. (a)(b)	286	5,614
Herman Miller, Inc.	1,840	55,642
HNI Corp. (a)	1,360	53,190
Innerworkings, Inc. (a)(b)	907	7,709
Interface, Inc.	1,872	35,268
Kimball International, Inc. (Class B)	1,020	17,054
Knoll, Inc.	1,512	26,203
McGrath Rentcorp (a)	793	29,143
Mobile Mini, Inc.	1,408	67,429
MSA Safety, Inc. (a)	888	51,042
Multi-Color Corp.	388	15,524
NL Industries, Inc. (a)	210	1,951
Performant Financial Corp. (b)	703	7,100
Quad Graphics, Inc. (a)	792	17,717
Schawk, Inc.	420	8,551
SP Plus Corp. (b)	479	10,246
Steelcase, Inc. (Class A)	2,492	37,704
Team, Inc. (b)	645	26,458
Tetra Tech, Inc.	2,018	55,495
The Brink’s Co.	1,512	42,669
UniFirst Corp.	434	46,004
United Stationers, Inc.	1,223	50,718
US Ecology, Inc.	674	32,992
Viad Corp.	643	15,329
West Corp.	1,161	31,115

		1,156,057

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	1,701	38,375
Alliance Fiber Optic Products, Inc.	360	6,516
Applied Optoelectronics, Inc. (a)(b)	446	10,347
Aruba Networks, Inc. (b)	3,154	55,258
Bel Fuse, Inc. (Class B) (a)	313	8,035
Black Box Corp. (a)	508	11,908
CalAmp Corp. (a)(b)	1,109	24,021
Calix, Inc. (b)	1,257	10,282
Ciena Corp. (a)(b)	3,173	68,727
Clearfield, Inc. (b)	344	5,776
Comtech Telecommunications Corp.	480	17,918
Digi International, Inc. (b)	809	7,621
Emulex Corp. (b)	2,304	13,133
Extreme Networks, Inc. (a)(b)	2,920	12,965
Finisar Corp. (a)(b)	2,920	57,670
Harmonic, Inc. (b)	2,857	21,313
Infinera Corp. (a)(b)	3,857	35,484
InterDigital, Inc.	1,220	58,316
Ixia (b)	1,782	20,368
KVH Industries, Inc. (a)(b)	494	6,437
Netgear, Inc. (b)	1,141	39,673
Numerex Corp. (Class A) (a)(b)	434	4,987
Oclaro, Inc. (b)	2,822	6,208
Oplink Communications, Inc. (a)(b)	598	10,148
Parkervision, Inc. (a)(b)	2,784	4,120
Plantronics, Inc.	1,283	61,648
Polycom, Inc. (b)	4,165	52,188
Procera Networks, Inc. (a)(b)	645	6,508
Ruckus Wireless, Inc. (a)(b)	1,955	23,284
ShoreTel, Inc. (b)	1,857	12,108
Sonus Networks, Inc. (b)	7,409	26,598
Tessco Technologies, Inc. (a)	177	5,616
Ubiquiti Networks, Inc. (a)(b)	896	40,490
ViaSat, Inc. (a)(b)	1,246	72,218

		856,264

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	1,098	25,551
Ameresco, Inc. (Class A) (a)(b)	613	4,309
Argan, Inc.	347	12,940

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Comfort Systems USA, Inc.	1,167	$18,439
Dycom Industries, Inc. (a)(b)	1,032	32,312
EMCOR Group, Inc.	2,028	90,307
Furmanite Corp. (b)	1,180	13,735
Granite Construction, Inc. (a)	1,225	44,076
Great Lakes Dredge & Dock Corp. (a)(b)	1,872	14,957
Layne Christensen Co. (a)(b)	628	8,352
Mastec, Inc. (a)(b)	1,872	57,695
MYR Group, Inc. (b)	658	16,667
Northwest Pipe Co. (b)	300	12,099
Orion Marine Group, Inc. (a)(b)	852	9,227
Pike Corp. (a)(b)	822	7,365
Primoris Services Corp.	1,110	32,012
Sterling Construction Co., Inc. (b)	523	4,906
Tutor Perini Corp. (b)	1,168	37,072

		442,021

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (b)	2,303	31,989
Texas Industries, Inc. (b)	657	60,681
United States Lime & Minerals, Inc.	60	3,888
US Concrete, Inc. (b)	446	11,038

		107,596

CONSUMER FINANCE — 0.7%
Cash America International, Inc.	823	36,566
Consumer Portfolio Services, Inc. (b)	564	4,298
Credit Acceptance Corp. (a)(b)	226	27,821
Encore Capital Group, Inc. (a)(b)	797	36,200
Ezcorp, Inc. (Class A) (a)(b)	1,602	18,503
First Cash Financial Services, Inc. (a)(b)	853	49,124
Green Dot Corp. (Class A) (b)	803	15,241
JGWPT Holdings, Inc. (Class A) (a)(b)	243	2,736
Nelnet, Inc. (Class A)	628	26,018
Nicholas Financial, Inc.	328	4,710
Portfolio Recovery Associates, Inc. (a)(b)	1,509	89,831
Regional Management Corp. (b)	165	2,552
Springleaf Holdings, Inc. (a)(b)	698	18,113
World Acceptance Corp. (a)(b)	251	19,066

		350,779

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (a)(b)	135	4,708
Berry Plastics Group, Inc. (b)	2,711	69,944
Graphic Packaging Holding Co. (b)	9,856	115,315
Myers Industries, Inc.	882	17,719
UFP Technologies, Inc. (b)	180	4,336

		212,022

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	720	32,854
Pool Corp.	1,360	76,921
VOXX International Corp. (a)(b)	585	5,505
Weyco Group, Inc.	208	5,701

		120,981

DIVERSIFIED CONSUMER SERVICES — 1.0%
2U, Inc. (b)	309	5,194
American Public Education, Inc. (a)(b)	553	19,012
Ascent Capital Group Inc (Class A) (b)	401	26,470
Bridgepoint Education, Inc. (a)(b)	471	6,255
Bright Horizons Family Solutions, Inc. (b)	925	39,719
Capella Education Co.	345	18,764
Career Education Corp. (a)(b)	1,738	8,134
Carriage Services, Inc.	495	8,479
Chegg, Inc. (b)	2,221	15,636
Collectors Universe, Inc.	208	4,075
Education Management Corp. (a)(b)	763	1,289
Grand Canyon Education, Inc. (b)	1,383	63,576
Houghton Mifflin Harcourt Co. (b)	3,286	62,960
ITT Educational Services, Inc. (b)	733	12,234
JTH Holding, Inc. (Class A) (b)	148	4,930
K12, Inc. (b)	1,037	24,961
LifeLock, Inc. (a)(b)	2,426	33,867
Matthews International Corp. (Class A)	868	36,083
Regis Corp. (a)	1,238	17,431
Sotheby’s	1,837	77,136
Steiner Leisure, Ltd. (b)	463	20,043
Strayer Education, Inc. (a)(b)	343	18,011
Universal Technical Institute, Inc.	676	8,207
Weight Watchers International, Inc.	835	16,842

		549,308

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Gain Capital Holdings, Inc. (a)	345	2,715
MarketAxess Holdings, Inc.	1,137	61,466
Marlin Business Services Corp. (a)	255	4,639
NewStar Financial, Inc. (a)(b)	823	11,571
PHH Corp. (b)	1,795	41,249
Pico Holdings, Inc. (a)(b)	718	17,060
Resource America, Inc. (Class A) (a)	389	3,637

		142,337

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)(b)	2,741	22,147
Atlantic Tele-Network, Inc.	281	16,298
Cbeyond, Inc. (b)	839	8,348
Cincinnati Bell, Inc. (a)(b)	6,540	25,702
Cogent Communications Holdings, Inc.	1,405	48,543
Consolidated Communications Holdings, Inc. (a)	1,257	27,956
Enventis Corp. (a)	434	6,875
Fairpoint Communications, Inc. (b)	659	9,206
General Communication, Inc. (Class A) (b)	988	10,947
Globalstar, Inc. (b)	8,277	35,177
Hawaiian Telcom Holdco, Inc. (b)	328	9,384
IDT Corp. (Class B) (a)	480	8,362
inContact, Inc. (a)(b)	1,675	15,393
Inteliquent, Inc.	1,017	14,106
Intelsat SA (b)	825	15,543
Iridium Communications, Inc. (a)(b)	2,521	21,328

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Lumos Networks Corp. (a)	479	$6,931
magicJack VocalTec, Ltd. (b)	583	8,815
ORBCOMM, Inc. (a)(b)	1,082	7,130
Premiere Global Services, Inc. (a)(b)	1,512	20,185
Vonage Holdings Corp. (b)	4,881	18,304

		356,680

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc. (a)	1,277	65,574
Cleco Corp.	1,820	107,289
El Paso Electric Co.	1,187	47,729
IDACORP, Inc.	1,517	87,728
MGE Energy, Inc. (a)	1,017	40,182
NRG Yield, Inc. (Class A) (a)	606	31,542
Otter Tail Corp.	1,137	34,440
PNM Resources, Inc.	2,361	69,248
Portland General Electric Co. (a)	2,390	82,861
The Empire District Electric Co.	1,347	34,591
UIL Holdings Corp.	1,704	65,962
Unitil Corp. (a)	435	14,716
UNS Energy Corp.	1,257	75,936

		757,798

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	807	37,187
Capstone Turbine Corp. (a)(b)	9,579	14,464
Encore Wire Corp. (a)	613	30,062
EnerSys (a)	1,414	97,269
Enphase Energy, Inc. (b)	507	4,335
Franklin Electric Co., Inc.	1,410	56,865
FuelCell Energy, Inc. (a)(b)	6,413	15,391
Generac Holdings, Inc. (a)(b)	2,075	101,135
General Cable Corp.	1,467	37,643
Global Power Equipment Group, Inc. (a)	538	8,694
GrafTech International, Ltd. (b)	3,680	38,493
LSI Industries, Inc.	674	5,379
Plug Power, Inc. (b)	5,037	23,573
Polypore International, Inc. (b)	1,359	64,865
Powell Industries, Inc.	285	18,633
Power Solutions International, Inc. (b)	135	9,716
PowerSecure International, Inc. (a)(b)	690	6,721
Preformed Line Products Co. (a)	82	4,414
Revolution Lighting Technologies, Inc. (a)(b)	927	2,132
Thermon Group Holdings, Inc. (b)	853	22,451
Vicor Corp. (b)	555	4,651

		604,073

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Aeroflex Holding Corp. (a)(b)	615	6,458
Agilysys, Inc. (b)	448	6,308
Anixter International, Inc.	819	81,957
Badger Meter, Inc.	450	23,693
Belden, Inc.	1,314	102,702
Benchmark Electronics, Inc. (b)	1,581	40,284
Checkpoint Systems, Inc. (a)(b)	1,287	18,005
Cognex Corp. (b)	2,618	100,531
Coherent, Inc. (b)	762	50,422
Control4 Corp. (b)	165	3,227
CTS Corp. (a)	1,047	19,579
CUI Global, Inc. (b)	622	5,225
Daktronics, Inc.	1,156	13,780
DTS, Inc. (b)	577	10,623
Electro Rent Corp.	584	9,770
Electro Scientific Industries, Inc. (a)	748	5,094
Fabrinet (a)(b)	899	18,519
FARO Technologies, Inc. (a)(b)	538	26,427
FEI Co. (a)	1,274	115,590
GSI Group, Inc. (b)	958	12,195
II-VI, Inc. (a)(b)	1,602	23,165
Insight Enterprises, Inc. (b)	1,234	37,933
InvenSense, Inc. (a)(b)	2,143	48,625
Itron, Inc. (b)	1,158	46,957
Kemet Corp. (a)(b)	1,407	8,090
Littelfuse, Inc.	673	62,555
Maxwell Technologies, Inc. (b)	912	13,799
Measurement Specialties, Inc. (b)	484	41,658
Mercury Computer Systems, Inc. (b)	1,018	11,544
Mesa Laboratories, Inc.	88	7,388
Methode Electronics, Inc. (Class A) (a)	1,168	44,629
MTS Systems Corp. (a)	440	29,814
Multi-Fineline Electronix, Inc. (b)	269	2,970
Newport Corp. (a)(b)	1,230	22,755
OSI Systems, Inc. (b)	585	39,049
Park Electrochemical Corp.	658	18,562
PC Connection, Inc.	298	6,163
Plexus Corp. (b)	997	43,160
RealD, Inc. (b)	1,273	16,243
Rofin-Sinar Technologies, Inc. (a)(b)	884	21,251
Rogers Corp. (b)	530	35,166
Sanmina Corp. (b)	2,482	56,540
Scansource, Inc. (b)	884	33,663
Speed Commerce, Inc. (a)(b)	1,380	5,161
SYNNEX Corp. (b)	805	58,644
TTM Technologies, Inc. (a)(b)	1,662	13,628
Universal Display Corp. (a)(b)	1,270	40,767
Viasystems Group, Inc. (b)	120	1,307
Vishay Precision Group, Inc. (b)	390	6,419

		1,467,994

ENERGY EQUIPMENT & SERVICES — 2.1%
Basic Energy Services, Inc. (b)	943	27,554
Bristow Group, Inc.	1,073	86,505
C&J Energy Services, Inc. (a)(b)	1,422	48,035
CARBO Ceramics, Inc.	595	91,701
CHC Group, Ltd. (a)(b)	1,112	9,385
Dawson Geophysical Co.	255	7,306
Era Group, Inc. (a)(b)	632	18,126
Exterran Holdings, Inc.	1,740	78,283
Forum Energy Technologies, Inc. (b)	1,797	65,465
Geospace Technologies Corp. (a)(b)	407	22,418
Glori Energy, Inc. (b)	367	3,986
Gulf Island Fabrication, Inc.	449	9,663
Gulfmark Offshore, Inc. (Class A)	838	37,861
Helix Energy Solutions Group, Inc. (a)(b)	3,182	83,718
Hercules Offshore, Inc. (b)	5,014	20,156

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Hornbeck Offshore Services, Inc. (a)(b)	1,077	$50,533
ION Geophysical Corp. (b)	4,175	17,619
Key Energy Services, Inc. (a)(b)	3,960	36,194
Matrix Service Co. (b)	823	26,986
McDermott International, Inc. (b)	7,161	57,933
Mitcham Industries, Inc. (a)(b)	405	5,662
Natural Gas Services Group, Inc. (a)(b)	390	12,893
Newpark Resources, Inc. (b)	2,466	30,726
North Atlantic Drilling, Ltd.	2,234	23,725
Nuverra Environmental Solutions, Inc. (a)(b)	447	8,989
Parker Drilling Co. (a)(b)	3,747	24,430
PHI, Inc. (a)(b)	389	17,338
Pioneer Energy Services Corp. (b)	1,962	34,414
RigNet, Inc. (b)	375	20,183
SEACOR Holdings, Inc. (a)(b)	629	51,735
Tesco Corp. (a)	944	20,145
Tetra Technologies, Inc. (a)(b)	2,457	28,943
Vantage Drilling Co. (a)(b)	6,319	12,133
Willbros Group, Inc. (b)	1,258	15,536

		1,106,279

FOOD & STAPLES RETAILING — 0.9%
Casey’s General Stores, Inc.	1,160	81,536
Fairway Group Holdings Corp. (a)(b)	493	3,278
Ingles Markets, Inc. (Class A)	377	9,934
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	283	6,059
PriceSmart, Inc. (a)	564	49,091
Roundy’s, Inc.	758	4,177
SpartanNash Co.	1,154	24,245
SUPERVALU, Inc. (a)(b)	5,970	49,073
Susser Holdings Corp. (b)	568	45,849
The Andersons, Inc.	876	45,184
The Chefs’ Warehouse, Inc. (a)(b)	535	10,577
The Fresh Market, Inc. (b)	1,291	43,210
The Pantry, Inc. (b)	734	11,891
United Natural Foods, Inc. (b)	1,496	97,390
Village Super Market, Inc. (Class A)	195	4,608
Weis Markets, Inc.	345	15,777

		501,879

FOOD PRODUCTS — 1.5%
Alico, Inc. (a)	90	3,374
Annie’s, Inc. (a)(b)	433	14,644
B&G Foods, Inc.	1,660	54,265
Boulder Brands, Inc. (a)(b)	1,870	26,517
Cal-Maine Foods, Inc.	465	34,559
Calavo Growers, Inc.	388	13,126
Chiquita Brands International, Inc. (a)(b)	1,467	15,917
Darling Ingredients, Inc. (b)	4,946	103,371
Dean Foods Co.	2,818	49,569
Diamond Foods, Inc. (b)	703	19,825
Farmer Brothers Co. (a)(b)	180	3,890
Fresh Del Monte Produce, Inc.	1,089	33,378
Inventure Foods, Inc. (b)	449	5,060
J&J Snack Foods Corp.	437	41,130
John B Sanfilippo & Son, Inc.	255	6,750
Lancaster Colony Corp. (a)	546	51,957
Lifeway Foods, Inc. (a)	150	2,097
Limoneira Co. (a)	315	6,920
Omega Protein Corp. (b)	628	8,591
Post Holdings, Inc. (b)	1,325	67,456
Sanderson Farms, Inc. (a)	683	66,388
Seaboard Corp. (b)	9	27,182
Seneca Foods Corp. (Class A) (b)	255	7,803
Snyders-Lance, Inc. (a)	1,496	39,584
Tootsie Roll Industries, Inc. (a)	530	15,603
TreeHouse Foods, Inc. (b)	1,094	87,597

		806,553

GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	300	21,399
New Jersey Resources Corp. (a)	1,270	72,593
Northwest Natural Gas Co. (a)	854	40,266
ONE Gas, Inc.	1,567	59,154
Piedmont Natural Gas Co., Inc.	2,391	89,447
South Jersey Industries, Inc. (a)	999	60,350
Southwest Gas Corp.	1,380	72,850
The Laclede Group, Inc. (a)	965	46,851
WGL Holdings, Inc.	1,565	67,452

		530,362

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abaxis, Inc. (a)	689	30,530
ABIOMED, Inc. (a)(b)	1,212	30,470
Accuray, Inc. (a)(b)	2,337	20,566
Analogic Corp. (a)	388	30,357
AngioDynamics, Inc. (b)	778	12,705
Anika Therapeutics, Inc. (a)(b)	375	17,374
Antares Pharma, Inc. (a)(b)	3,547	9,470
AtriCure, Inc. (b)	826	15,182
Atrion Corp. (a)	50	16,300
Cantel Medical Corp.	1,032	37,792
Cardiovascular Systems, Inc. (a)(b)	788	24,554
Cerus Corp. (b)	2,198	9,122
CONMED Corp.	795	35,099
CryoLife, Inc.	868	7,769
Cyberonics, Inc. (b)	809	50,530
Cynosure, Inc. (Class A) (b)	600	12,750
Derma Sciences, Inc. (a)(b)	668	7,722
DexCom, Inc. (a)(b)	2,228	88,362
Endologix, Inc. (a)(b)	1,978	30,085
Exactech, Inc. (b)	298	7,518
GenMark Diagnostics, Inc. (a)(b)	1,124	15,208
Globus Medical, Inc. (Class A) (b)	1,983	47,433
Greatbatch, Inc. (b)	748	36,697
Haemonetics Corp. (b)	1,608	56,730
HealthStream, Inc. (a)(b)	629	15,285
HeartWare International, Inc. (a)(b)	512	45,312
ICU Medical, Inc. (a)(b)	405	24,628
Inogen, Inc. (b)	157	3,542
Insulet Corp. (a)(b)	1,684	66,804
Integra LifeSciences Holdings Corp. (b)	744	35,013
Invacare Corp.	1,002	18,407
K2M Group Holdings, Inc. (b)	266	3,958

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

LDR Holding Corp. (b)	501	$12,530
Masimo Corp. (b)	1,527	36,037
Meridian Bioscience, Inc.	1,302	26,873
Merit Medical Systems, Inc. (b)	1,332	20,113
Natus Medical, Inc. (b)	955	24,009
Neogen Corp. (b)	1,128	45,650
NuVasive, Inc. (b)	1,387	49,336
NxStage Medical, Inc. (b)	1,885	27,087
OraSure Technologies, Inc. (a)(b)	1,752	15,085
Orthofix International NV (b)	520	18,850
Oxford Immunotec Global PLC (b)	174	2,928
PhotoMedex, Inc. (a)(b)	437	5,353
Quidel Corp. (b)	883	19,523
Rockwell Medical, Inc. (a)(b)	1,229	14,736
RTI Surgical, Inc. (a)(b)	1,765	7,678
Spectranetics Corp. (a)(b)	1,275	29,172
Staar Surgical Co. (a)(b)	1,152	19,354
STERIS Corp. (a)	1,781	95,248
SurModics, Inc. (a)(b)	452	9,682
Symmetry Medical, Inc. (b)	1,167	10,340
Tandem Diabetes Care, Inc. (b)	262	4,260
Thoratec Corp. (b)	1,712	59,680
Tornier NV (b)	1,072	25,063
TransEnterix, Inc. (b)	864	4,355
Unilife Corp. (a)(b)	2,949	8,729
Utah Medical Products, Inc.	105	5,401
Vascular Solutions, Inc. (b)	523	11,605
Veracyte, Inc. (b)	78	1,335
Volcano Corp. (b)	1,544	27,190
West Pharmaceutical Services, Inc. (a)	2,162	91,193
Wright Medical Group, Inc. (b)	1,504	47,226
Zeltiq Aesthetics, Inc. (a)(b)	876	13,306

		1,652,201

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (b)	1,108	50,414
Addus HomeCare Corp. (b)	164	3,687
Air Methods Corp. (a)(b)	1,158	59,811
Alliance HealthCare Services, Inc. (b)	149	4,023
Almost Family, Inc. (b)	255	5,630
Amedisys, Inc. (a)(b)	745	12,471
AMN Healthcare Services, Inc. (a)(b)	1,452	17,860
AmSurg Corp. (b)	1,002	45,661
Bio-Reference Laboratories, Inc. (b)	764	23,088
BioScrip, Inc. (a)(b)	1,840	15,346
BioTelemetry, Inc. (b)	796	5,707
Capital Senior Living Corp. (a)(b)	900	21,456
Chemed Corp. (a)	516	48,360
Chindex International, Inc. (a)(b)	372	8,813
Corvel Corp. (a)(b)	360	16,265
Cross Country Healthcare, Inc. (a)(b)	853	5,562
Emeritus Corp. (b)	1,131	35,796
ExamWorks Group, Inc. (b)	943	29,921
Five Star Quality Care, Inc. (b)	1,350	6,764
Gentiva Health Services, Inc. (b)	988	14,879
Hanger, Inc. (b)	1,093	34,375
HealthSouth Corp.	2,656	95,271
Healthways, Inc. (a)(b)	883	15,488
HMS Holdings Corp. (a)(b)	2,585	52,760
IPC The Hospitalist Co. (a)(b)	525	23,215
Kindred Healthcare, Inc.	1,705	39,385
Landauer, Inc. (a)	300	12,600
LHC Group, Inc. (b)	375	8,014
Magellan Health, Inc. (b)	853	53,091
Molina Healthcare, Inc. (a)(b)	897	40,033
MWI Veterinary Supply, Inc. (a)(b)	388	55,092
National Healthcare Corp. (a)	291	16,380
National Research Corp. (Class A) (b)	313	4,379
Owens & Minor, Inc.	1,935	65,751
PharMerica Corp. (b)	927	26,503
RadNet, Inc. (b)	986	6,537
Select Medical Holdings Corp.	2,374	37,034
Skilled Healthcare Group, Inc. (Class A) (b)	628	3,950
Surgical Care Affiliates, Inc. (a)(b)	352	10,236
Team Health Holdings, Inc. (b)	2,147	107,221
The Ensign Group, Inc. (a)	613	19,052
The Providence Service Corp. (b)	330	12,075
Triple-S Management Corp. (Class B) (b)	748	13,412
Universal American Corp.	1,214	10,113
US Physical Therapy, Inc.	375	12,821
WellCare Health Plans, Inc. (b)	1,323	98,775

		1,305,077

HEALTH CARE TECHNOLOGY — 0.3%
Castlight Health, Inc. (Class B) (b)	390	5,928
Computer Programs and Systems, Inc.	345	21,942
MedAssets, Inc. (b)	1,915	43,739
Medidata Solutions, Inc. (b)	1,604	68,667
Merge Healthcare, Inc. (b)	2,050	4,654
Omnicell, Inc. (b)	1,064	30,547
Vocera Communications, Inc. (b)	659	8,699

		184,176

HOTELS, RESTAURANTS & LEISURE — 2.8%
Belmond, Ltd. (Class A)	3,008	43,736
Biglari Holdings, Inc. (b)	46	19,457
BJ’s Restaurants, Inc. (a)(b)	684	23,878
Bloomin’ Brands, Inc. (b)	2,327	52,195
Bob Evans Farms, Inc. (a)	771	38,588
Boyd Gaming Corp. (b)	2,189	26,553
Bravo Brio Restaurant Group, Inc. (b)	615	9,600
Buffalo Wild Wings, Inc. (a)(b)	576	95,449
Caesars Acquisition Co. (Class A) (b)	1,378	17,046
Caesars Entertainment Corp. (a)(b)	1,366	24,697
Carrols Restaurant Group, Inc. (b)	748	5,326
Churchill Downs, Inc.	405	36,494
Chuy’s Holdings, Inc. (a)(b)	510	18,513
ClubCorp Holdings, Inc.	713	13,219
Cracker Barrel Old Country Store, Inc. (a)	564	56,157
Del Frisco’s Restaurant Group, Inc. (a)(b)	712	19,623
Denny’s Corp. (b)	2,889	18,836
Diamond Resorts International, Inc. (b)	1,066	24,806
DineEquity, Inc.	523	41,573
Einstein Noah Restaurant Group, Inc.	208	3,340
Famous Dave’s of America, Inc. (b)	141	4,047

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Fiesta Restaurant Group, Inc. (b)	728	$33,786
Ignite Restaurant Group, Inc. (a)(b)	225	3,276
International Speedway Corp. (Class A) (a)	882	29,353
Interval Leisure Group, Inc. (a)	1,244	27,293
Intrawest Resorts Holdings, Inc. (b)	560	6,418
Isle of Capri Casinos, Inc. (a)(b)	659	5,641
Jack in the Box, Inc.	1,207	72,227
Jamba, Inc. (a)(b)	525	6,352
Krispy Kreme Doughnuts, Inc. (b)	2,065	32,999
La Quinta Holdings, Inc. (b)	1,335	25,552
Life Time Fitness, Inc. (b)	1,232	60,048
Marcus Corp. (a)	583	10,640
Marriott Vacations Worldwide Corp. (b)	854	50,070
Monarch Casino & Resort, Inc. (b)	270	4,088
Morgans Hotel Group Co. (a)(b)	835	6,622
Multimedia Games Holding Co., Inc. (a)(b)	914	27,091
Nathan’s Famous, Inc. (b)	90	4,877
Noodles & Co. (a)(b)	326	11,211
Papa John’s International, Inc.	923	39,126
Penn National Gaming, Inc. (b)	2,369	28,760
Pinnacle Entertainment, Inc. (b)	1,842	46,382
Popeyes Louisiana Kitchen, Inc. (b)	748	32,695
Potbelly Corp. (b)	271	4,325
Red Robin Gourmet Burgers, Inc. (a)(b)	448	31,898
Ruby Tuesday, Inc. (a)(b)	1,915	14,535
Ruth’s Hospitality Group, Inc.	1,122	13,857
Scientific Games Corp. (Class A) (b)	1,497	16,647
Sonic Corp. (a)(b)	1,638	36,167
Speedway Motorsports, Inc. (a)	359	6,552
Texas Roadhouse, Inc.	1,960	50,960
The Cheesecake Factory, Inc. (a)	1,506	69,908
Vail Resorts, Inc.	1,090	84,126
Zoe’s Kitchen, Inc. (b)	176	6,051

		1,492,666

HOUSEHOLD DURABLES — 1.0%
Beazer Homes USA, Inc. (a)(b)	793	16,637
Cavco Industries, Inc. (a)(b)	223	19,022
CSS Industries, Inc.	270	7,120
Ethan Allen Interiors, Inc. (a)	778	19,248
Flexsteel Industries, Inc.	150	5,002
Helen of Troy, Ltd. (b)	843	51,111
Hovnanian Enterprises, Inc. (Class A) (b)	3,562	18,344
Installed Building Products, Inc. (b)	268	3,283
iRobot Corp. (a)(b)	889	36,405
KB Home	2,461	45,971
La-Z-Boy, Inc.	1,645	38,115
LGI Homes, Inc. (b)	257	4,690
Libbey, Inc. (a)(b)	658	17,529
Lifetime Brands, Inc.	314	4,936
M.D.C. Holdings, Inc. (a)	1,230	37,257
M/I Homes, Inc. (b)	763	18,518
Meritage Homes Corp. (b)	1,212	51,158
NACCO Industries, Inc. (Class A)	150	7,590
Skullcandy, Inc. (a)(b)	568	4,118
Standard Pacific Corp. (a)(b)	4,230	36,378
The Dixie Group, Inc. (b)	451	4,776
The New Home Co., Inc. (b)	281	3,971
The Ryland Group, Inc. (a)	1,458	57,503
TRI Pointe Homes, Inc. (a)(b)	465	7,310
UCP, Inc. (Class A) (b)	259	3,541
Universal Electronics, Inc. (b)	469	22,925
WCI Communities, Inc. (b)	225	4,345
William Lyon Homes (Class A) (a)(b)	433	13,180

		559,983

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	1,318	12,126
Harbinger Group, Inc. (b)	2,507	31,839
Oil-Dri Corp. of America	150	4,585
Orchids Paper Products Co.	193	6,184
WD-40 Co.	452	33,999

		88,733

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (a)	3,770	15,457
Dynegy, Inc. (a)(b)	3,025	105,270
Ormat Technologies, Inc. (a)	555	16,001
Pattern Energy Group, Inc.	1,190	39,401

		176,129

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc. (a)	1,095	36,288

INSURANCE — 2.5%
Ambac Financial Group, Inc. (b)	1,420	38,780
American Equity Investment Life Holding Co.	2,112	51,955
AMERISAFE, Inc. (a)	583	23,711
Amtrust Financial Services, Inc. (a)	906	37,880
Argo Group International Holdings, Ltd. (a)	789	40,326
Atlas Financial Holdings, Inc. (b)	347	5,261
Baldwin & Lyons, Inc. (Class B)	287	7,445
Citizens, Inc. (a)(b)	1,362	10,079
CNO Financial Group, Inc.	6,568	116,910
Crawford & Co. (Class B)	823	8,296
Donegal Group, Inc. (Class A)	238	3,641
eHealth, Inc. (a)(b)	587	22,288
EMC Insurance Group, Inc. (a)	134	4,125
Employers Holdings, Inc.	973	20,608
Enstar Group, Ltd. (a)(b)	257	38,738
FBL Financial Group, Inc. (Class A)	283	13,018
Federated National Holding Co.	341	8,696
Fidelity & Guaranty Life	358	8,571
First American Financial Corp.	3,221	89,512
Global Indemnity PLC (b)	272	7,069
Greenlight Capital Re, Ltd. (Class A) (a)(b)	882	29,053
Hallmark Financial Services, Inc. (b)	448	4,816
HCI Group, Inc.	295	11,977
Hilltop Holdings, Inc. (b)	2,105	44,752
Horace Mann Educators Corp.	1,242	38,837

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Independence Holding Co.	253	$3,575
Infinity Property & Casualty Corp. (a)	360	24,203
Kansas City Life Insurance Co.	120	5,458
Kemper Corp.	1,401	51,641
Maiden Holdings, Ltd. (a)	1,572	19,005
Meadowbrook Insurance Group, Inc. (a)	1,572	11,303
Montpelier Re Holdings, Ltd. (a)	1,181	37,733
National General Holdings Corp.	1,070	18,618
National Interstate Corp. (a)	210	5,884
National Western Life Insurance Co. (Class A)	60	14,965
OneBeacon Insurance Group, Ltd. (Class A) (a)	717	11,142
Platinum Underwriters Holdings, Ltd. (a)	812	52,658
Primerica, Inc.	1,647	78,809
RLI Corp. (a)	1,271	58,186
Safety Insurance Group, Inc.	405	20,809
Selective Insurance Group, Inc.	1,752	43,309
State Auto Financial Corp.	464	10,872
Stewart Information Services Corp. (a)	673	20,870
Symetra Financial Corp.	2,272	51,665
The Navigators Group, Inc. (b)	328	21,992
The Phoenix Cos., Inc. (a)(b)	180	8,710
Third Point Reinsurance, Ltd. (b)	1,712	26,125
United Fire Group, Inc. (a)	645	18,911
United Insurance Holdings Corp.	501	8,647
Universal Insurance Holdings, Inc.	838	10,869

		1,322,303

INTERNET & CATALOG RETAIL — 0.5%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)	808	4,686
Blue Nile, Inc. (b)	390	10,920
Coupons.com, Inc. (b)	364	9,577
FTD Cos., Inc. (a)(b)	583	18,534
HSN, Inc.	1,000	59,240
Lands’ End, Inc. (b)	497	16,689
NutriSystem, Inc.	898	15,365
Orbitz Worldwide, Inc. (a)(b)	1,555	13,840
Overstock.com, Inc. (b)	346	5,456
PetMed Express, Inc. (a)	630	8,492
RetailMeNot, Inc. (b)	928	24,694
Shutterfly, Inc. (a)(b)	1,202	51,758
ValueVision Media, Inc. (Class A) (a)(b)	1,240	6,188
Vitacost.com, Inc. (a)(b)	690	4,319

		249,758

INTERNET SOFTWARE & SERVICES — 2.7%
Amber Road, Inc. (b)	269	4,339
Angie’s List, Inc. (b)	1,332	15,904
Bankrate, Inc. (a)(b)	2,021	35,448
Bazaarvoice, Inc. (a)(b)	1,493	11,780
Benefitfocus, Inc. (b)	178	8,227
Blucora, Inc. (b)	1,287	24,286
Brightcove, Inc. (a)(b)	883	9,307
Carbonite, Inc. (b)	374	4,477
Care.com, Inc. (b)	205	2,595
ChannelAdvisor Corp. (b)	624	16,449
comScore, Inc. (b)	1,045	37,077
Constant Contact, Inc. (b)	972	31,211
Conversant, Inc. (b)	2,035	51,689
Cornerstone OnDemand, Inc. (b)	1,602	73,724
Cvent, Inc. (a)(b)	541	15,738
Dealertrack Technologies, Inc. (a)(b)	1,615	73,224
Demand Media, Inc. (a)(b)	1,138	5,485
Demandware, Inc. (b)	906	62,849
Dice Holdings, Inc. (b)	1,282	9,756
Digital River, Inc. (b)	915	14,118
E2open, Inc. (a)(b)	699	14,448
EarthLink Holdings Corp.	3,245	12,071
Endurance International Group Holdings, Inc. (a)(b)	909	13,899
Envestnet, Inc. (b)	1,026	50,192
Everyday Health, Inc. (b)	228	4,213
Global Eagle Entertainment, Inc. (a)(b)	1,150	14,260
Gogo, Inc. (a)(b)	1,685	32,959
GrubHub, Inc. (b)	269	9,525
GTT Communications, Inc. (b)	425	4,339
Internap Network Services Corp. (b)	1,690	11,915
IntraLinks Holdings, Inc. (a)(b)	1,212	10,775
j2 Global, Inc.	1,450	73,747
Limelight Networks, Inc. (a)(b)	1,677	5,132
Liquidity Services, Inc. (a)(b)	778	12,261
LivePerson, Inc. (b)	1,737	17,631
LogMeIn, Inc. (b)	760	35,431
Marchex, Inc. (Class B)	716	8,606
Marin Software, Inc. (b)	794	9,345
Marketo, Inc. (b)	773	22,479
Millennial Media, Inc. (a)(b)	2,272	11,337
Monster Worldwide, Inc. (b)	2,744	17,946
Move, Inc. (b)	1,260	18,635
NIC, Inc.	2,035	32,255
OpenTable, Inc. (b)	718	74,385
OPOWER, Inc. (b)	234	4,411
Perficient, Inc. (b)	1,047	20,385
Q2 Holdings, Inc. (b)	298	4,249
QuinStreet, Inc. (a)(b)	988	5,444
RealNetworks, Inc. (b)	703	5,364
Reis, Inc.	267	5,628
Rocket Fuel, Inc. (b)	553	17,193
SciQuest, Inc. (a)(b)	712	12,595
Shutterstock, Inc. (b)	459	38,088
SPS Commerce, Inc. (a)(b)	472	29,826
Stamps.com, Inc. (a)(b)	396	13,341
TechTarget, Inc. (b)	461	4,066
Textura Corp. (a)(b)	562	13,286
Travelzoo, Inc. (b)	253	4,896
Tremor Video, Inc. (a)(b)	264	1,246
Trulia, Inc. (a)(b)	1,113	52,734
Unwired Planet, Inc. (b)	3,082	6,873
VistaPrint NV (b)	1,038	41,997
Web.com Group, Inc. (b)	1,561	45,066
WebMD Health Corp. (a)(b)	1,168	56,414
Wix.com, Ltd. (b)	265	5,258
XO Group, Inc. (b)	837	10,228

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Xoom Corp. (b)	932	$24,568
YuMe, Inc. (a)(b)	191	1,127
Zix Corp. (a)(b)	1,945	6,652

		1,456,404

IT SERVICES — 2.3%
Acxiom Corp. (b)	2,288	49,627
Blackhawk Network Holdings, Inc. (b)	1,577	44,503
CACI International, Inc. (Class A) (a)(b)	692	48,585
Cardtronics, Inc. (a)(b)	1,360	46,349
Cass Information Systems, Inc. (a)	328	16,229
CIBER, Inc. (a)(b)	2,352	11,619
Computer Task Group, Inc. (a)	492	8,098
Convergys Corp. (a)	3,059	65,585
CSG Systems International, Inc. (a)	1,062	27,729
Datalink Corp. (a)(b)	619	6,190
EPAM Systems, Inc. (a)(b)	1,073	46,944
Euronet Worldwide, Inc. (b)	1,512	72,939
EVERTEC, Inc.	1,980	47,995
ExlService Holdings, Inc. (a)(b)	1,032	30,392
Forrester Research, Inc.	300	11,364
Global Cash Access Holdings, Inc. (b)	2,080	18,512
Heartland Payment Systems, Inc. (a)	1,055	43,477
Higher One Holdings, Inc. (a)(b)	988	3,764
iGate Corp. (b)	1,092	39,738
Information Services Group, Inc. (b)	984	4,733
Lionbridge Technologies, Inc. (b)	1,827	10,852
Luxoft Holding, Inc. (b)	159	5,734
ManTech International Corp. (Class A) (a)	748	22,081
MAXIMUS, Inc.	2,041	87,804
ModusLink Global Solutions, Inc. (a)(b)	1,169	4,372
MoneyGram International, Inc. (a)(b)	676	9,958
NeuStar, Inc. (Class A) (b)	1,816	47,252
PRGX Global, Inc. (a)(b)	914	5,840
Sapient Corp. (b)	3,472	56,420
Science Applications International Corp.	1,267	55,951
ServiceSource International, Inc. (a)(b)	1,915	11,107
Sykes Enterprises, Inc. (b)	1,240	26,945
Syntel, Inc. (b)	484	41,605
TeleTech Holdings, Inc. (b)	529	15,336
The Hackett Group, Inc.	824	4,919
Unisys Corp. (b)	1,599	39,559
Virtusa Corp. (a)(b)	718	25,704
WEX, Inc. (b)	1,168	122,605

		1,238,416

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	418	16,477
Black Diamond, Inc. (a)(b)	719	8,067
Brunswick Corp.	2,766	116,532
Callaway Golf Co.	2,178	18,121
Escalade, Inc.	299	4,826
JAKKS Pacific, Inc. (a)	599	4,636
Johnson Outdoors, Inc. (Class A)	150	3,870
Leapfrog Enterprises, Inc. (b)	2,006	14,744
Malibu Boats, Inc. (Class A) (b)	258	5,186
Marine Products Corp. (a)	330	2,739
Nautilus, Inc. (a)(b)	975	10,813
Smith & Wesson Holding Corp. (a)(b)	1,585	23,046
Sturm Ruger & Co, Inc. (a)	614	36,232

		265,289

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Accelerate Diagnostics, Inc. (b)	684	17,784
Affymetrix, Inc. (b)	2,230	19,869
Albany Molecular Research, Inc. (a)(b)	733	14,748
Cambrex Corp. (a)(b)	943	19,520
Enzo Biochem, Inc. (b)	1,030	5,407
Fluidigm Corp. (a)(b)	794	23,344
Furiex Pharmaceuticals, Inc. (b)	209	22,192
Luminex Corp. (a)(b)	1,169	20,048
NanoString Technologies, Inc. (b)	303	4,530
Pacific Biosciences of California, Inc. (a)(b)	1,464	9,048
PAREXEL International Corp. (b)	1,715	90,621
Sequenom, Inc. (a)(b)	3,622	14,017

		261,128

MACHINERY — 3.3%
Accuride Corp. (a)(b)	1,257	6,147
Actuant Corp. (Class A)	2,141	74,014
Alamo Group, Inc.	225	12,170
Albany International Corp. (Class A)	883	33,519
Altra Industrial Motion Corp. (a)	853	31,041
American Railcar Industries, Inc. (a)	300	20,331
Astec Industries, Inc.	569	24,968
Barnes Group, Inc.	1,604	61,818
Blount International, Inc. (b)	1,542	21,758
Briggs & Stratton Corp.	1,354	27,703
Chart Industries, Inc. (a)(b)	919	76,038
CIRCOR International, Inc.	553	42,653
CLARCOR, Inc.	1,520	94,012
Columbus McKinnon Corp. (a)	613	16,582
Commercial Vehicle Group, Inc. (b)	749	7,520
Douglas Dynamics, Inc.	703	12,387
Dynamic Materials Corp.	433	9,582
Energy Recovery, Inc. (a)(b)	1,391	6,844
EnPro Industries, Inc. (b)	685	50,115
ESCO Technologies, Inc.	837	28,994
Federal Signal Corp.	1,960	28,714
Freightcar America, Inc. (a)	375	9,390
Global Brass & Copper Holdings, Inc.	643	10,867
Graham Corp. (a)	315	10,965
Harsco Corp.	2,434	64,817
Hillenbrand, Inc.	1,893	61,750
Hurco Cos., Inc.	211	5,950
Hyster-Yale Materials Handling, Inc.	330	29,218
John Bean Technologies Corp. (a)	913	28,294
Kadant, Inc.	359	13,803
L.B. Foster Co. (Class A) (a)	315	17,048
Lindsay Corp.	407	34,379
Lydall, Inc. (b)	538	14,725
Manitex International, Inc. (a)(b)	421	6,837
Meritor, Inc. (b)	3,069	40,020

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Miller Industries, Inc.	358	$7,368
Mueller Industries, Inc.	1,766	51,938
Mueller Water Products, Inc. (Class A)	4,968	42,923
NN, Inc.	538	13,762
Omega Flex, Inc. (a)	90	1,766
Proto Labs, Inc. (a)(b)	682	55,869
RBC Bearings, Inc.	722	46,244
Rexnord Corp. (b)	2,265	63,760
Standex International Corp.	403	30,015
Sun Hydraulics Corp. (a)	673	27,324
Tennant Co. (a)	539	41,136
The Exone Co. (a)(b)	210	8,320
The Gorman-Rupp Co. (a)	598	21,151
The Greenbrier Cos., Inc. (a)(b)	764	44,006
Titan International, Inc. (a)	1,328	22,337
TriMas Corp. (b)	1,334	50,865
Twin Disc, Inc.	254	8,395
Wabash National Corp. (a)(b)	2,156	30,723
Watts Water Technologies, Inc. (Class A)	841	51,915
Woodward, Inc.	1,999	100,310
Xerium Technologies, Inc. (b)	345	4,816

		1,759,916

MARINE — 0.3%
Baltic Trading, Ltd.	1,483	8,868
International Shipholding Corp.	180	4,126
Knightsbridge Tankers, Ltd.	908	12,885
Matson, Inc.	1,347	36,153
Navios Maritime Holdings, Inc.	2,392	24,207
Safe Bulkers, Inc.	1,173	11,448
Scorpio Bulkers, Inc. (b)	4,128	36,739
Ultrapetrol Bahamas, Ltd. (a)(b)	673	1,999

		136,425

MEDIA — 1.4%
AH Belo Corp. (Class A)	598	7,086
AMC Entertainment Holdings, Inc. (Class A)	659	16,389
Carmike Cinemas, Inc. (b)	719	25,259
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,411	6,799
Crown Media Holdings, Inc. (Class A) (a)(b)	1,093	3,968
Cumulus Media, Inc. (Class A) (b)	4,087	26,933
Daily Journal Corp. (a)(b)	30	6,201
Dex Media, Inc. (a)(b)	538	5,993
Entercom Communications Corp. (Class A) (b)	752	8,069
Entravision Communications Corp. (Class A) (a)	1,737	10,804
Eros International PLC (b)	590	8,950
Global Sources, Ltd. (b)	585	4,844
Gray Television, Inc. (a)(b)	1,587	20,837
Harte-Hanks, Inc.	1,347	9,685
Hemisphere Media Group, Inc. (a)(b)	270	3,391
Journal Communications, Inc. (Class A) (b)	1,392	12,347
Lee Enterprises, Inc. (b)	1,616	7,191
Loral Space & Communications, Inc. (b)	408	29,658
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	935	4,395
MDC Partners, Inc. (Class A)	1,171	25,165
Media General, Inc. (Class A) (a)(b)	1,640	33,669
Meredith Corp.	1,058	51,165
National CineMedia, Inc.	1,783	31,220
New Media Investment Group, Inc. (b)	905	12,770
Nexstar Broadcasting Group, Inc. (Class A) (a)	929	47,946
ReachLocal, Inc. (a)(b)	330	2,320
Reading International, Inc. (Class A) (a)(b)	553	4,717
Rentrak Corp. (a)(b)	330	17,309
Saga Communications, Inc. (Class A)	109	4,657
Salem Communications Corp. (Class A)	328	3,103
Scholastic Corp. (a)	837	28,533
SFX Entertainment, Inc. (a)(b)	1,332	10,789
Sinclair Broadcast Group, Inc. (Class A) (a)	2,070	71,933
Sizmek, Inc. (b)	763	7,271
The E.W. Scripps Co. (Class A) (a)(b)	989	20,927
The McClatchy Co. (Class A) (b)	1,917	10,639
The New York Times Co. (Class A)	4,059	61,737
Time, Inc. (b)	3,324	80,507
World Wrestling Entertainment, Inc. (Class A) (a)	899	10,725

		755,901

METALS & MINING — 1.4%
A.M. Castle & Co. (b)	553	6,105
AK Steel Holding Corp. (a)(b)	4,282	34,085
Allied Nevada Gold Corp. (a)(b)	3,263	12,269
Ampco-Pittsburgh Corp.	268	6,148
Century Aluminum Co. (b)	1,615	25,323
Coeur Mines, Inc. (a)(b)	3,191	29,293
Commercial Metals Co.	3,485	60,325
Globe Specialty Metals, Inc.	1,872	38,900
Gold Resource Corp.	1,049	5,308
Handy & Harman, Ltd. (a)(b)	164	4,390
Haynes International, Inc. (a)	393	22,240
Hecla Mining Co.	10,465	36,104
Horsehead Holding Corp. (a)(b)	1,578	28,814
Kaiser Aluminum Corp. (a)	544	39,641
Materion Corp. (a)	645	23,859
Molycorp, Inc. (a)(b)	4,688	12,048
Noranda Aluminium Holding Corp.	1,063	3,753
Olympic Steel, Inc. (a)	285	7,054
RTI International Metals, Inc. (a)(b)	988	26,271
Schnitzer Steel Industries, Inc. (Class A) (a)	808	21,065
Stillwater Mining Co. (a)(b)	3,712	65,146
SunCoke Energy, Inc. (b)	2,050	44,075
Universal Stainless & Alloy Products, Inc. (a)(b)	223	7,243
US Silica Holdings, Inc.	1,621	89,868
Walter Energy, Inc. (a)	1,964	10,704

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Worthington Industries, Inc.	1,551	$66,755

		726,786

MULTI-UTILITIES — 0.4%
Avista Corp. (a)	1,779	59,632
Black Hills Corp. (a)	1,345	82,570
NorthWestern Corp. (a)	1,197	62,471

		204,673

MULTILINE RETAIL — 0.1%
Burlington Stores, Inc. (a)(b)	864	27,527
Fred’s, Inc. (Class A) (a)	1,152	17,614
The Bon-Ton Stores, Inc. (a)	419	4,320
Tuesday Morning Corp. (a)(b)	1,348	24,021

		73,482

OIL, GAS & CONSUMABLE FUELS — 4.2%
Abraxas Petroleum Corp. (b)	2,590	16,213
Adams Resources & Energy, Inc.	60	4,688
Alon USA Energy, Inc. (a)	733	9,119
Alpha Natural Resources, Inc. (a)(b)	6,944	25,762
American Eagle Energy Corp. (b)	917	5,493
Amyris, Inc. (a)(b)	823	3,070
Apco Oil and Gas International, Inc. (b)	285	4,113
Approach Resources, Inc. (a)(b)	1,092	24,821
Arch Coal, Inc. (a)	6,675	24,364
Ardmore Shipping Corp.	544	7,524
Bill Barrett Corp. (b)	1,527	40,893
Bonanza Creek Energy, Inc. (b)	928	53,072
BPZ Resources, Inc. (a)(b)	3,710	11,427
Callon Petroleum Co. (b)	1,260	14,679
Carrizo Oil & Gas, Inc. (b)	1,371	94,955
Clayton Williams Energy, Inc. (b)	185	25,413
Clean Energy Fuels Corp. (a)(b)	2,140	25,081
Cloud Peak Energy, Inc. (b)	1,917	35,311
Comstock Resources, Inc. (a)	1,403	40,463
Contango Oil & Gas Co. (a)(b)	464	19,632
Delek US Holdings, Inc.	1,789	50,503
DHT Holdings, Inc.	2,093	15,070
Diamondback Energy, Inc. (a)(b)	1,148	101,942
Dorian LPG, Ltd. (b)	221	5,081
Emerald Oil, Inc. (a)(b)	1,782	13,632
Energy XXI Bermuda, Ltd. (a)	3,354	79,255
Equal Energy, Ltd.	1,123	6,087
Evolution Petroleum Corp.	538	5,891
EXCO Resources, Inc. (a)	4,577	26,959
Forest Oil Corp. (a)(b)	3,755	8,561
Frontline, Ltd. (a)(b)	1,565	4,570
FX Energy, Inc. (a)(b)	1,677	6,054
GasLog, Ltd.	1,269	40,468
Gastar Exploration, Inc. (b)	1,776	15,469
Goodrich Petroleum Corp. (a)(b)	988	27,269
Green Plains, Inc. (a)	1,128	37,077
Halcon Resources Corp. (a)(b)	7,296	53,188
Hallador Energy Co.	270	2,562
Harvest Natural Resources, Inc. (b)	1,269	6,332
Isramco, Inc. (b)	30	3,814
Jones Energy, Inc. (Class A) (b)	336	6,888
Kodiak Oil & Gas Corp. (b)	8,035	116,909
Magnum Hunter Resources Corp. (a)(b)	5,992	49,134
Matador Resources Co. (b)	2,210	64,709
Midstates Petroleum Co., Inc. (a)(b)	1,048	7,577
Miller Energy Resources, Inc. (a)(b)	958	6,131
Navios Maritime Acquisition Corp.	2,479	9,197
Nordic American Tanker Shipping, Ltd. (a)	2,855	27,208
Northern Oil and Gas, Inc. (b)	1,840	29,974
Pacific Ethanol, Inc. (b)	611	9,342
Panhandle Oil & Gas, Inc. (Class A) (a)	223	12,495
Parsley Energy, Inc. (Class A) (b)	1,507	36,274
PDC Energy, Inc. (b)	1,079	68,139
Penn Virginia Corp. (a)(b)	1,735	29,408
PetroQuest Energy, Inc. (b)	1,799	13,529
Quicksilver Resources, Inc. (a)(b)	3,922	10,472
Renewable Energy Group, Inc. (a)(b)	1,041	11,940
Resolute Energy Corp. (b)	2,125	18,360
REX American Resources Corp. (a)(b)	164	12,023
Rex Energy Corp. (b)	1,423	25,201
Ring Energy, Inc. (b)	561	9,789
Rosetta Resources, Inc. (b)	1,852	101,582
RSP Permian, Inc. (a)(b)	628	20,372
Sanchez Energy Corp. (a)(b)	1,376	51,724
Scorpio Tankers, Inc. (a)	5,814	59,128
SemGroup Corp.(Class A)	1,269	100,061
Ship Finance International, Ltd. (a)	1,778	33,053
Solazyme, Inc. (a)(b)	2,290	26,976
Stone Energy Corp. (b)	1,693	79,216
Swift Energy Co. (a)(b)	1,362	17,679
Synergy Resources Corp. (b)	2,007	26,593
Teekay Tankers, Ltd. (a)	1,962	8,417
TransAtlantic Petroleum, Ltd. (b)	682	7,768
Triangle Petroleum Corp. (a)(b)	2,168	25,474
VAALCO Energy, Inc. (a)(b)	1,350	9,761
W&T Offshore, Inc.	1,093	17,892
Warren Resources, Inc. (a)(b)	2,290	14,198
Western Refining, Inc. (a)	1,604	60,230
Westmoreland Coal Co. (b)	373	13,532

		2,244,232

PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co. (b)	1,188	34,024
Clearwater Paper Corp. (b)	616	38,019
Deltic Timber Corp.	323	19,516
KapStone Paper and Packaging Corp. (b)	2,590	85,807
Louisiana-Pacific Corp. (b)	4,177	62,739
Neenah Paper, Inc.	509	27,053
P.H. Glatfelter Co.	1,347	35,736
Resolute Forest Products, Inc. (b)	1,966	32,989
Schweitzer-Mauduit International, Inc.	918	40,080
Wausau Paper Corp. (a)	1,272	13,763

		389,726

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)(b)	808	17,307
IGI Laboratories, Inc. (b)	867	4,604

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Inter Parfums, Inc.	509	$15,041
Medifast, Inc. (a)(b)	441	13,411
Nature’s Sunshine Products, Inc.	345	5,854
Nutraceutical International Corp. (b)	270	6,442
Revlon, Inc. (Class A) (a)(b)	358	10,919
Synutra International, Inc. (a)(b)	539	3,617
The Female Health Co. (a)	688	3,791
USANA Health Sciences, Inc. (a)(b)	193	15,081

		96,067

PHARMACEUTICALS — 1.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	750	7,687
Aerie Pharmaceuticals, Inc. (b)	168	4,161
Akorn, Inc. (a)(b)	1,825	60,681
Alimera Sciences, Inc. (a)(b)	507	3,032
Ampio Pharmaceuticals, Inc. (b)	1,280	10,688
ANI Pharmaceuticals, Inc. (b)	207	7,129
Aratana Therapeutics, Inc. (a)(b)	736	11,489
Auxilium Pharmaceuticals, Inc. (a)(b)	1,555	31,193
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	4,567	25,758
Bio-Path Holdings, Inc. (b)	2,212	6,747
BioDelivery Sciences International, Inc. (a)(b)	1,235	14,906
Cempra, Inc. (b)	650	6,974
ContraVir Pharmaceuticals, Inc. (a)(b)	332	368
Corcept Therapeutics, Inc. (a)(b)	1,677	4,696
DepoMed, Inc. (b)	1,782	24,770
Egalet Corp. (a)(b)	106	1,391
Endocyte, Inc. (a)(b)	949	6,254
Horizon Pharma, Inc. (a)(b)	1,883	29,789
Impax Laboratories, Inc. (a)(b)	2,156	64,658
Intra-Cellular Therapies, Inc. (b)	515	8,683
Lannett Co., Inc. (b)	775	38,455
Nektar Therapeutics (a)(b)	3,913	50,165
Omeros Corp. (a)(b)	910	15,834
Omthera Pharmaceutical, Inc. (b)(d)	24	0
Pacira Pharmaceuticals, Inc. (a)(b)	1,075	98,749
Pain Therapeutics, Inc. (b)	1,147	6,595
Pernix Therapeutics Holdings (b)	553	4,966
Phibro Animal Health Corp. (Class A) (b)	442	9,702
Pozen, Inc. (b)	855	7,122
Prestige Brands Holdings, Inc. (b)	1,568	53,139
Relypsa, Inc. (b)	510	12,403
Repros Therapeutics, Inc. (a)(b)	729	12,612
Revance Therapeutics, Inc. (b)	218	7,412
Sagent Pharmaceuticals, Inc. (b)	610	15,775
Sciclone Pharmaceuticals, Inc. (a)(b)	1,707	8,979
Sucampo Pharmaceuticals, Inc. (Class A) (b)	433	2,988
Supernus Pharmaceuticals, Inc. (b)	883	9,669
Tetraphase Pharmaceuticals, Inc. (a)(b)	665	8,971
The Medicines Co. (a)(b)	1,993	57,917
TherapeuticsMD, Inc. (a)(b)	2,642	11,678
Theravance Biopharma, Inc. (b)	709	22,603
Theravance, Inc. (b)	2,483	73,944
VIVUS, Inc. (a)(b)	2,508	13,343
XenoPort, Inc. (a)(b)	1,945	9,394
Zogenix, Inc. (a)(b)	3,382	6,798

		890,267

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	1,542	27,371
Barrett Business Services, Inc.	227	10,669
CBIZ, Inc. (a)(b)	1,208	10,908
CDI Corp. (a)	448	6,456
CRA International, Inc. (b)	315	7,261
Exponent, Inc.	418	30,978
Franklin Covey Co. (b)	285	5,737
FTI Consulting, Inc. (a)(b)	1,272	48,107
GP Strategies Corp. (a)(b)	463	11,982
Heidrick & Struggles International, Inc.	568	10,508
Hill International, Inc. (b)	726	4,523
Huron Consulting Group, Inc. (b)	733	51,911
ICF International, Inc. (b)	614	21,711
Insperity, Inc.	703	23,199
Kelly Services, Inc. (Class A)	854	14,663
Kforce, Inc. (a)	853	18,467
Korn/Ferry International (b)	1,527	44,848
Mistras Group, Inc. (a)(b)	494	12,113
Navigant Consulting, Inc. (b)	1,418	24,744
On Assignment, Inc. (b)	1,638	58,264
Paylocity Holding Corp. (b)	253	5,472
Pendrell Corp. (a)(b)	5,089	8,957
Resources Connection, Inc.	1,293	16,951
RPX Corp. (b)	1,598	28,365
The Advisory Board Co. (a)(b)	1,127	58,379
The Corporate Executive Board Co.	1,019	69,516
TriNet Group, Inc. (b)	474	11,409
TrueBlue, Inc. (b)	1,285	35,428
VSE Corp.	135	9,493
WageWorks, Inc. (a)(b)	1,058	51,006

		739,396

REAL ESTATE INVESTMENT TRUSTS — 8.2%
Acadia Realty Trust	1,737	48,792
AG Mortgage Investment Trust, Inc.	885	16,753
Agree Realty Corp.	412	12,455
Alexander’s, Inc. (a)	63	23,277
Altisource Residential Corp. (a)	1,785	46,464
American Assets Trust, Inc.	1,064	36,761
American Capital Mortgage Investment Corp. (a)	1,581	31,652
American Realty Capital Healthcare Trust, Inc.	5,104	55,583
American Residential Properties, Inc. (b)	970	18,187
AmREIT, Inc. (a)	625	11,437
Anworth Mortgage Asset Corp.	3,653	18,849
Apollo Commercial Real Estate Finance, Inc. (a)	1,454	23,976
Apollo Residential Mortgage, Inc. (a)	1,002	16,753
Ares Commercial Real Estate Corp. (a)	683	8,476
Armada Hoffler Properties, Inc. (a)	598	5,789
ARMOUR Residential REIT, Inc.	10,766	46,617
Ashford Hospitality Prime, Inc. (a)	622	10,673

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Ashford Hospitality Trust, Inc.	1,928	$22,249
Associated Estates Realty Corp.	1,822	32,832
Aviv REIT, Inc.	593	16,705
Campus Crest Communities, Inc. (a)	2,035	17,623
Capstead Mortgage Corp. (a)	3,009	39,568
CareTrust REIT, Inc. (b)	613	12,137
Catchmark Timber Trust, Inc. (Class A)	380	5,195
Cedar Realty Trust, Inc.	2,276	14,225
Chambers Street Properties	7,145	57,446
Chatham Lodging Trust (a)	824	18,046
Chesapeake Lodging Trust	1,527	46,161
Colony Financial, Inc. (a)	2,735	63,507
Coresite Realty Corp.	659	21,793
Cousins Properties, Inc. (a)	5,982	74,476
CubeSmart	4,432	81,194
CyrusOne, Inc.	602	14,990
CYS Investments, Inc. (a)	5,082	45,840
DCT Industrial Trust, Inc.	9,970	81,854
DiamondRock Hospitality Co. (a)	5,899	75,625
DuPont Fabros Technology, Inc. (a)	1,960	52,842
Dynex Capital, Inc. (a)	1,722	15,240
EastGroup Properties, Inc.	962	61,789
Education Realty Trust, Inc.	3,590	38,557
Empire State Realty Trust, Inc. (Class A)	2,762	45,573
EPR Properties (a)	1,632	91,180
Equity One, Inc.	1,900	44,821
Excel Trust, Inc.	1,510	20,128
FelCor Lodging Trust, Inc.	3,907	41,063
First Industrial Realty Trust, Inc. (a)	3,384	63,755
First Potomac Realty Trust	1,842	24,167
Franklin Street Properties Corp.	2,831	35,614
Getty Realty Corp. (a)	808	15,417
Gladstone Commercial Corp. (a)	438	7,827
Glimcher Realty Trust	4,272	46,266
Government Properties Income Trust (a)	1,606	40,776
Gramercy Property Trust, Inc. (a)	3,172	19,191
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	465	6,668
Hatteras Financial Corp.	2,910	57,647
Healthcare Realty Trust, Inc.	2,924	74,328
Hersha Hospitality Trust	5,877	39,435
Highwoods Properties, Inc.	2,717	113,978
Hudson Pacific Properties, Inc.	1,573	39,860
Inland Real Estate Corp.	2,680	28,488
Invesco Mortgage Capital, Inc.	3,711	64,423
Investors Real Estate Trust	3,130	28,827
iStar Financial, Inc. (a)(b)	2,679	40,131
Kite Realty Group Trust	3,808	23,381
LaSalle Hotel Properties (a)	3,137	110,705
Lexington Realty Trust (a)	6,199	68,251
LTC Properties, Inc.	1,093	42,671
Mack-Cali Realty Corp.	2,673	57,416
Medical Properties Trust, Inc.	5,111	67,670
Monmouth Real Estate Investment Corp.(Class A)	1,820	18,273
National Health Investors, Inc. (a)	996	62,310
New Residential Investment Corp.	8,500	53,550
New York Mortgage Trust, Inc.	2,937	22,938
New York REIT, Inc.	5,310	58,729
One Liberty Properties, Inc.	373	7,960
Owens Realty Mortgage, Inc.	325	6,321
Parkway Properties, Inc.	2,145	44,294
Pebblebrook Hotel Trust	1,930	71,333
Pennsylvania Real Estate Investment Trust	2,141	40,294
PennyMac Mortgage Investment Trust	2,217	48,641
Physicians Realty Trust (a)	1,031	14,836
Potlatch Corp.	1,196	49,514
PS Business Parks, Inc.	606	50,595
QTS Realty Trust, Inc. (Class A)	324	9,276
RAIT Financial Trust (a)	2,680	22,164
Ramco-Gershenson Properties Trust	2,084	34,636
Redwood Trust, Inc.	2,588	50,388
Resource Capital Corp.	3,997	22,503
Retail Opportunity Investments Corp. (a)	2,263	35,597
Rexford Industrial Realty, Inc. (a)	863	12,289
RLJ Lodging Trust	3,946	114,000
Rouse Properties, Inc.	1,119	19,146
Ryman Hospitality Properties (a)	1,310	63,076
Sabra Healthcare REIT, Inc.	1,467	42,118
Saul Centers, Inc.	241	11,713
Select Income REIT	1,110	32,900
Silver Bay Realty Trust Corp.	1,159	18,915
Sovran Self Storage, Inc.	994	76,786
STAG Industrial, Inc. (a)	1,563	37,528
Starwood Waypoint Residential Trust (b)	1,179	30,902
Strategic Hotels & Resorts, Inc. (b)	7,454	87,286
Summit Hotel Properties, Inc. (a)	2,550	27,030
Sun Communities, Inc. (a)	1,260	62,798
Sunstone Hotel Investors, Inc. (a)	5,605	83,683
Terreno Realty Corp. (a)	998	19,291
The Geo Group, Inc.	2,155	76,998
Trade Street Residential, Inc.	560	4,194
UMH Properties, Inc. (a)	460	4,614
Universal Health Realty Income Trust	375	16,305
Urstadt Biddle Properties, Inc. (Class A) (a)	779	16,265
Washington Real Estate Investment Trust (a)	1,965	51,051
Western Asset Mortgage Capital Corp.	1,298	18,393
Whitestone REIT (a)	552	8,230
Winthrop Realty Trust (a)	981	15,058

		4,376,766

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Alexander & Baldwin, Inc.	1,469	60,890
Altisource Asset Management Corp. (b)	43	31,092
Altisource Portfolio Solutions SA (b)	440	50,415
AV Homes, Inc. (b)	300	4,905
Consolidated-Tomoka Land Co. (a)	106	4,866
Forestar Group, Inc. (a)(b)	1,093	20,865
Kennedy-Wilson Holdings, Inc.	2,165	58,065

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

RE/MAX Holdings, Inc. (Class A) (a)	351	$10,386
Tejon Ranch Co. (a)(b)	435	14,003
The St. Joe Co. (b)	1,905	48,444

		303,931

ROAD & RAIL — 0.7%
ArcBest Corp.	808	35,156
Celadon Group, Inc.	630	13,432
Heartland Express, Inc. (a)	1,639	34,976
Knight Transportation, Inc.	1,842	43,784
Marten Transport, Ltd. (a)	733	16,383
Patriot Transportation Holding, Inc. (a)(b)	210	7,344
Quality Distribution, Inc. (b)	660	9,808
Roadrunner Transportation Systems, Inc. (b)	840	23,604
Saia, Inc. (b)	763	33,519
Swift Transportation Co. (b)	2,519	63,554
Universal Truckload Services, Inc.	165	4,184
Werner Enterprises, Inc. (a)	1,305	34,595
YRC Worldwide, Inc. (b)	956	26,873

		347,212

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (b)	1,229	23,658
Alpha & Omega Semiconductor, Ltd. (a)(b)	539	4,997
Ambarella, Inc. (a)(b)	868	27,064
Amkor Technology, Inc. (b)	2,572	28,755
Applied Micro Circuits Corp. (a)(b)	2,306	24,928
Audience, Inc. (b)	296	3,540
Axcelis Technologies, Inc. (b)	3,410	6,820
Brooks Automation, Inc.	2,097	22,585
Cabot Microelectronics Corp. (a)(b)	716	31,969
Cascade Microtech, Inc. (b)	385	5,259
Cavium, Inc. (b)	1,619	80,400
CEVA, Inc. (b)	702	10,369
Cirrus Logic, Inc. (a)(b)	1,871	42,547
Cohu, Inc.	778	8,325
Cypress Semiconductor Corp. (a)(b)	4,755	51,877
Diodes, Inc. (b)	1,122	32,493
DSP Group, Inc. (b)	629	5,340
Entegris, Inc. (b)	4,113	56,533
Entropic Communications, Inc. (a)(b)	2,813	9,367
Exar Corp. (b)	1,197	13,526
Fairchild Semiconductor International, Inc. (b)	3,766	58,750
Formfactor, Inc. (b)	1,692	14,077
GT Advanced Technologies, Inc. (a)(b)	4,196	78,046
Hittite Microwave Corp.	946	73,741
Inphi Corp. (a)(b)	811	11,905
Integrated Device Technology, Inc. (b)	3,951	61,082
Integrated Silicon Solution, Inc. (b)	857	12,658
International Rectifier Corp. (b)	2,186	60,989
Intersil Corp. (Class A)	3,809	56,945
IXYS Corp.	763	9,400
Kopin Corp. (a)(b)	2,080	6,781
Lattice Semiconductor Corp. (b)	3,637	30,005
M/A-COM Technology Solutions Holdings, Inc. (b)	330	7,418
MaxLinear, Inc. (Class A) (a)(b)	727	7,321
Micrel, Inc.	1,469	16,570
Microsemi Corp. (b)	2,820	75,463
MKS Instruments, Inc.	1,662	51,921
Monolithic Power Systems, Inc.	1,164	49,295
Nanometrics, Inc. (a)(b)	734	13,396
NVE Corp. (a)(b)	150	8,339
OmniVision Technologies, Inc. (b)	1,692	37,190
PDF Solutions, Inc. (b)	793	16,827
Peregrine Semiconductor Corp. (a)(b)	837	5,742
Pericom Semiconductor Corp. (b)	718	6,491
Photronics, Inc. (a)(b)	1,917	16,486
PLX Technology, Inc. (b)	1,437	9,297
PMC-Sierra, Inc. (b)	5,226	39,770
Power Integrations, Inc.	913	52,534
QuickLogic Corp. (b)	1,662	8,593
Rambus, Inc. (b)	3,515	50,265
RF Micro Devices, Inc. (a)(b)	8,504	81,553
Rubicon Technology, Inc. (a)(b)	519	4,541
Rudolph Technologies, Inc. (a)(b)	1,034	10,216
Semtech Corp. (b)	2,027	53,006
Silicon Image, Inc. (a)(b)	2,425	12,222
Silicon Laboratories, Inc. (b)	1,310	64,518
Spansion, Inc. (Class A) (b)	1,820	38,347
Synaptics, Inc. (b)	1,086	98,435
Tessera Technologies, Inc.	1,663	36,719
TriQuint Semiconductor, Inc. (b)	5,134	81,169
Ultra Clean Holdings, Inc. (b)	745	6,742
Ultratech, Inc. (a)(b)	867	19,230
Veeco Instruments, Inc. (a)(b)	1,227	45,718
Vitesse Semiconductor Corp. (b)	1,452	5,009
Xcerra Corp. (b)	1,496	13,614

		2,008,688

SOFTWARE — 4.0%
A10 Networks, Inc. (b)	383	5,094
ACI Worldwide, Inc. (a)(b)	1,143	63,814
Actuate Corp. (b)	1,482	7,069
Advent Software, Inc.	1,552	50,549
American Software, Inc. (Class A)	749	7,400
Aspen Technology, Inc. (b)	2,776	128,806
AVG Technologies NV (b)	1,050	21,137
Barracuda Networks, Inc. (a)(b)	239	7,414
Blackbaud, Inc. (a)	1,436	51,323
Bottomline Technologies, Inc. (b)	1,184	35,425
BroadSoft, Inc. (a)(b)	883	23,302
Callidus Software, Inc. (a)(b)	1,171	13,982
Cinedigm Corp. (Class A) (b)	2,307	5,744
CommVault Systems, Inc. (a)(b)	1,399	68,789
Compuware Corp.	6,622	66,154
Comverse, Inc. (b)	704	18,783
Covisint Corp. (a)(b)	169	821
Cyan, Inc. (a)(b)	254	1,024
Digimarc Corp. (a)	195	6,357
Ebix, Inc. (a)	972	13,909
Ellie Mae, Inc. (a)(b)	808	25,153
EnerNOC, Inc. (b)	823	15,596

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

EPIQ Systems, Inc.	988	$13,881
ePlus, Inc. (b)	120	6,984
Fair Isaac Corp.	1,033	65,864
FleetMatics Group PLC (a)(b)	1,126	36,415
Gigamon, Inc. (a)(b)	729	13,953
Glu Mobile, Inc. (a)(b)	1,992	9,960
Guidance Software, Inc. (a)(b)	525	4,788
Guidewire Software, Inc. (b)	2,048	83,272
Imperva, Inc. (a)(b)	629	16,467
Infoblox, Inc. (a)(b)	1,695	22,289
Interactive Intelligence Group (b)	494	27,728
Jive Software, Inc. (a)(b)	1,224	10,416
Kofax, Ltd. (b)	2,237	19,238
Manhattan Associates, Inc. (b)	2,285	78,673
Mavenir Systems, Inc. (a)(b)	76	1,151
Mentor Graphics Corp.	2,897	62,488
MicroStrategy, Inc. (a)(b)	266	37,405
Model N, Inc. (a)(b)	255	2,818
Monotype Imaging Holdings, Inc.	1,197	33,719
Netscout Systems, Inc. (b)	1,138	50,459
Pegasystems, Inc.	1,104	23,316
Progress Software Corp. (b)	1,499	36,036
Proofpoint, Inc. (a)(b)	1,115	41,768
PROS Holdings, Inc. (a)(b)	702	18,561
QAD, Inc. (Class A)	180	3,838
QLIK Technologies, Inc. (b)	2,748	62,160
Quality Systems, Inc.	1,258	20,191
Qualys, Inc. (a)(b)	465	11,937
Rally Software Development Corp. (a)(b)	749	8,157
RealPage, Inc. (b)	1,467	32,978
Rosetta Stone, Inc. (b)	360	3,499
Sapiens International Corp. NV (b)	528	4,224
SeaChange International, Inc. (b)	1,033	8,274
Silver Spring Networks, Inc. (a)(b)	1,055	14,063
SS&C Technologies Holdings, Inc. (b)	2,053	90,784
Synchronoss Technologies, Inc. (a)(b)	1,064	37,197
Take-Two Interactive Software, Inc. (a)(b)	2,984	66,364
Tangoe, Inc. (b)	973	14,653
TeleCommunication Systems, Inc. (Class A) (a)(b)	1,496	4,922
TeleNav, Inc. (a)(b)	555	3,158
TiVo, Inc. (b)	3,462	44,694
Tyler Technologies, Inc. (a)(b)	970	88,474
Ultimate Software Group, Inc. (b)	855	118,135
Varonis Systems, Inc. (a)(b)	166	4,816
Vasco Data Security International (b)	913	10,591
Verint Systems, Inc. (b)	1,662	81,521
VirnetX Holding Corp. (a)(b)	1,332	23,457
Vringo, Inc. (a)(b)	2,111	7,220
Zendesk, Inc. (b)	343	5,961

		2,126,562

SPECIALTY RETAIL — 3.2%
Aeropostale, Inc. (a)(b)	2,469	8,617
America’s Car-Mart, Inc. (a)(b)	255	10,085
American Eagle Outfitters, Inc.	5,861	65,760
ANN, Inc. (b)	1,412	58,090
Asbury Automotive Group, Inc. (b)	924	63,516
Barnes & Noble, Inc. (a)(b)	1,273	29,012
bebe stores, inc.	1,093	3,334
Big 5 Sporting Goods Corp.	527	6,466
Brown Shoe Co., Inc.	1,363	38,995
Build-A-Bear Workshop, Inc. (b)	372	4,970
Christopher & Banks Corp. (b)	1,137	9,960
Citi Trends, Inc. (b)	479	10,279
Conn’s, Inc. (a)(b)	835	41,241
Destination Maternity Corp. (a)	419	9,541
Destination XL Group, Inc. (a)(b)	1,317	7,257
Express, Inc. (b)	2,473	42,115
Five Below, Inc. (a)(b)	1,636	65,293
Francesca’s Holdings Corp. (b)	1,390	20,489
Genesco, Inc. (a)(b)	709	58,230
Group 1 Automotive, Inc. (a)	688	58,005
Guess?, Inc.	1,853	50,031
Haverty Furniture Cos., Inc.	627	15,756
hhgregg, Inc. (b)	419	4,261
Hibbett Sports, Inc. (a)(b)	760	41,169
Kirkland’s, Inc. (a)(b)	435	8,069
Lithia Motors, Inc. (Class A)	704	66,225
Lumber Liquidators Holdings, Inc. (a)(b)	827	62,811
MarineMax, Inc. (a)(b)	720	12,053
Mattress Firm Holding Corp. (a)(b)	420	20,055
Monro Muffler Brake, Inc. (a)	929	49,413
New York & Co., Inc. (a)(b)	899	3,317
Office Depot, Inc. (a)(b)	16,121	91,728
Outerwall, Inc. (b)	636	37,747
Pacific Sunwear of California, Inc. (a)(b)	1,455	3,463
Pep Boys-Manny, Moe & Jack (a)(b)	1,677	19,218
Pier 1 Imports, Inc. (a)	2,604	40,128
Rent-A-Center, Inc. (a)	1,552	44,511
Restoration Hardware Holdings, Inc. (a)(b)	940	87,467
Sears Hometown and Outlet Stores, Inc. (b)	270	5,797
Select Comfort Corp. (a)(b)	1,581	32,663
Shoe Carnival, Inc.	477	9,850
Sonic Automotive, Inc. (Class A)	1,228	32,763
Stage Stores, Inc. (a)	1,036	19,363
Stein Mart, Inc.	868	12,057
Systemax, Inc. (b)	345	4,958
The Buckle, Inc. (a)	883	39,170
The Cato Corp. (Class A) (a)	868	26,821
The Children’s Place, Inc. (a)	665	33,004
The Container Store Group, Inc. (a)(b)	440	12,223
The Finish Line, Inc. (Class A)	1,418	42,171
The Men’s Wearhouse, Inc.	1,446	80,687
Tile Shop Holdings, Inc. (b)	845	12,920
Tilly’s, Inc. (Class A) (a)(b)	313	2,517
Vitamin Shoppe, Inc. (b)	958	41,213
West Marine, Inc. (a)(b)	538	5,520
Winmark Corp.	77	5,362
Zumiez, Inc. (a)(b)	659	18,182

		1,705,918

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Avid Technology, Inc. (b)	132	$977
Cray, Inc. (a)(b)	1,242	33,037
Dot Hill Systems Corp. (b)	1,808	8,498
Eastman Kodak Co. (b)	532	13,018
Electronics for Imaging, Inc. (a)(b)	1,378	62,285
Fusion-io, Inc. (b)	3,256	36,793
Immersion Corp. (b)	886	11,270
Intevac, Inc. (b)	721	5,775
Nimble Storage, Inc. (b)	279	8,571
QLogic Corp. (b)	2,800	28,252
Quantum Corp. (a)(b)	6,677	8,146
Silicon Graphics International Corp. (a)(b)	1,063	10,226
Super Micro Computer, Inc. (b)	1,003	25,346
Violin Memory, Inc. (a)(b)	2,417	10,707

		262,901

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Columbia Sportswear Co.	405	33,473
Crocs, Inc. (b)	2,563	38,522
Culp, Inc.	255	4,440
G-III Apparel Group, Ltd. (a)(b)	525	42,872
Iconix Brand Group, Inc. (a)(b)	1,381	59,300
Movado Group, Inc.	555	23,127
Oxford Industries, Inc.	420	28,001
Perry Ellis International, Inc. (a)(b)	390	6,802
Quiksilver, Inc. (a)(b)	4,173	14,939
RG Barry Corp.	315	5,969
Sequential Brands Group, Inc. (b)	509	7,029
Skechers U.S.A., Inc. (b)	1,212	55,388
Steven Madden, Ltd. (b)	1,722	59,065
Tumi Holdings, Inc. (a)(b)	1,510	30,396
Unifi, Inc. (b)	464	12,774
Vera Bradley, Inc. (a)(b)	674	14,740
Vince Holding Corp. (a)(b)	352	12,890
Wolverine World Wide, Inc. (a)	3,058	79,692

		529,419

THRIFTS & MORTGAGE FINANCE — 1.8%
Astoria Financial Corp.	2,528	34,002
Bank Mutual Corp. (a)	1,465	8,497
BankFinancial Corp. (a)	662	7,388
BBX Capital Corp. (Class A) (b)	225	4,050
Beneficial Mutual Bancorp, Inc. (b)	1,005	13,628
Berkshire Hills Bancorp, Inc. (a)	793	18,413
BofI Holding, Inc. (a)(b)	380	27,919
Brookline Bancorp, Inc.	2,200	20,614
Capitol Federal Financial, Inc.	4,315	52,470
Charter Financial Corp. (a)	718	7,970
Clifton Bancorp, Inc. (a)	798	10,111
Dime Community Bancshares (a)	1,003	15,837
ESB Financial Corp. (a)	405	5,241
Essent Group, Ltd. (a)(b)	1,256	25,233
EverBank Financial Corp. (a)	2,747	55,379
Federal Agricultural Mortgage Corp. (Class C)	328	10,194
First Defiance Financial Corp.	314	9,012
First Financial Northwest, Inc.	484	5,261
Flagstar Bancorp, Inc. (b)	628	11,367
Fox Chase Bancorp, Inc. (a)	388	6,542
Franklin Financial Corp. (b)	343	7,443
Home Loan Servicing Solutions, Ltd. (a)	2,091	47,528
HomeStreet, Inc.	405	7,440
Kearny Financial Corp. (a)(b)	450	6,813
Ladder Capital Corp. (Class A) (b)	476	8,601
Meridian Interstate Bancorp, Inc. (a)(b)	267	6,857
Meta Financial Group, Inc.	192	7,680
MGIC Investment Corp. (a)(b)	9,980	92,215
NASB Financial, Inc.	135	3,193
NMI Holdings, Inc. (Class A) (b)	1,524	16,002
Northfield Bancorp, Inc.	1,614	21,159
Northwest Bancshares, Inc.	2,949	40,018
OceanFirst Financial Corp.	435	7,204
Oritani Financial Corp.	1,422	21,885
PennyMac Financial Services, Inc. (Class A) (b)	403	6,122
Provident Financial Services, Inc.	1,872	32,423
Radian Group, Inc. (a)	5,758	85,276
Stonegate Mortgage Corp. (b)	166	2,316
Territorial Bancorp, Inc. (a)	337	7,036
Tree.com, Inc. (a)(b)	194	5,653
TrustCo Bank Corp. NY (a)	2,964	19,799
United Community Financial Corp. (b)	1,517	6,265
United Financial Bancorp, Inc.	1,701	23,048
Walker & Dunlop, Inc. (b)	524	7,394
Washington Federal, Inc.	3,055	68,524
Waterstone Financial, Inc.	1,037	11,832
WSFS Financial Corp. (a)	248	18,270

		937,124

TOBACCO — 0.2%
22nd Century Group, Inc. (b)	1,239	3,804
Alliance One International, Inc. (a)(b)	2,753	6,882
Universal Corp. (a)	680	37,638
Vector Group, Ltd. (a)	1,994	41,236

		89,560

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp. (a)	867	15,727
Aircastle, Ltd. (a)	1,948	34,616
Applied Industrial Technologies, Inc.	1,259	63,869
Beacon Roofing Supply, Inc. (b)	1,489	49,316
CAI International, Inc. (a)(b)	540	11,886
DXP Enterprises, Inc. (b)	390	29,461
H&E Equipment Services, Inc. (b)	927	33,687
Houston Wire & Cable Co.	568	7,049
Kaman Corp.	853	36,449
Rush Enterprises, Inc. (Class A) (a)(b)	1,003	34,774
Stock Building Supply Holdings, Inc. (b)	273	5,386
TAL International Group, Inc. (a)(b)	1,063	47,155
Textainer Group Holdings, Ltd. (a)	673	25,991
Titan Machinery, Inc. (a)(b)	540	8,888

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Watsco, Inc.	779	$80,050

		484,304

TRANSPORTATION INFRASTRUCTURE — 0.1%
Wesco Aircraft Holdings, Inc. (a)(b)	1,581	31,557

WATER UTILITIES — 0.2%
American States Water Co.	1,213	40,308
Artesian Resources Corp. (Class A) (a)	240	5,395
California Water Service Group	1,497	36,228
Connecticut Water Service, Inc. (a)	343	11,618
Middlesex Water Co. (a)	495	10,484
SJW Corp. (a)	492	13,382
York Water Co. (a)	405	8,432

		125,847

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)(b)	583	3,982
Leap Wireless International, Inc. (a)(b)(e)	2,486	6,265
NTELOS Holdings Corp. (a)	480	5,981
RingCentral, Inc. (Class A) (a)(b)	845	12,785
Shenandoah Telecommunications Co. (a)	749	22,814
USA Mobility, Inc.	674	10,379

		62,206

TOTAL COMMON STOCKS —
(Cost $51,462,915)		52,875,858

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (b) (Cost $902)	406	47

SHORT TERM INVESTMENTS — 24.7%
MONEY MARKET FUNDS — 24.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	13,063,202	13,063,202
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	105,396	105,396

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,168,598)		13,168,598

TOTAL INVESTMENTS — 124.1% (i)
(Cost $64,632,415)		66,044,503
OTHER ASSETS & LIABILITIES — (24.1)%		(12,846,093)

NET ASSETS — 100.0%		$53,198,410

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.4%
General Dynamics Corp.	7,014	$817,482
Honeywell International, Inc.	24,280	2,256,826
Lockheed Martin Corp.	7,678	1,234,085
Northrop Grumman Corp.	4,441	531,277
Precision Castparts Corp.	6,844	1,727,426
Raytheon Co.	7,481	690,122
Rockwell Collins, Inc.	3,486	272,396
Textron, Inc.	13,113	502,097
The Boeing Co.	31,528	4,011,307
United Technologies Corp.	22,114	2,553,061

		14,596,079

AIR FREIGHT & LOGISTICS — 1.1%
Expeditors International of Washington, Inc.	4,519	199,559
FedEx Corp.	6,263	948,093
United Parcel Service, Inc. (Class B)	33,115	3,399,586

		4,547,238

AIRLINES — 0.6%
Delta Air Lines, Inc.	39,997	1,548,684
Southwest Airlines Co.	33,093	888,878

		2,437,562

AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	10,792	703,530
Delphi Automotive PLC	5,830	400,754
Johnson Controls, Inc.	30,904	1,543,037
The Goodyear Tire & Rubber Co.	13,010	361,418

		3,008,739

AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	10,315	720,503

BANKS — 1.8%
Citigroup, Inc.	65,340	3,077,514
Comerica, Inc.	8,556	429,169
Fifth Third Bancorp	39,408	841,361
Huntington Bancshares, Inc.	38,869	370,810
KeyCorp	41,883	600,183
Regions Financial Corp.	32,035	340,212
U.S. Bancorp	45,270	1,961,097
Zions Bancorporation (a)	4,256	125,424

		7,745,770

BEVERAGES — 2.6%
Brown-Forman Corp. (Class B)	4,416	415,855
Coca-Cola Enterprises, Inc.	11,209	535,566
Constellation Brands, Inc. (Class A) (b)	7,781	685,739
Dr. Pepper Snapple Group, Inc.	4,424	259,158
Monster Beverage Corp. (b)	6,409	455,231
PepsiCo, Inc.	41,597	3,716,276
The Coca-Cola Co.	117,339	4,970,480

		11,038,305

BIOTECHNOLOGY — 4.8%
Alexion Pharmaceuticals, Inc. (b)	9,153	1,430,156
Amgen, Inc.	35,310	4,179,645
Biogen Idec, Inc. (b)	11,081	3,493,950
Celgene Corp. (b)	37,854	3,250,902
Gilead Sciences, Inc. (b)	71,877	5,959,322
Regeneron Pharmaceuticals, Inc. (b)	3,708	1,047,399
Vertex Pharmaceuticals, Inc. (b)	10,952	1,036,935

		20,398,309

BUILDING PRODUCTS — 0.1%
Allegion PLC	1,674	94,882
Masco Corp.	10,642	236,253

		331,135

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (b)	2,600	534,040
Ameriprise Financial, Inc.	9,124	1,094,880
BlackRock, Inc.	5,956	1,903,538
E*TRADE Financial Corp. (b)	8,020	170,505
Franklin Resources, Inc.	19,040	1,101,274
Invesco, Ltd.	20,611	778,065
State Street Corp. (c)	11,034	742,147
T. Rowe Price Group, Inc.	12,200	1,029,802
The Charles Schwab Corp.	54,340	1,463,376

		8,817,627

CHEMICALS — 3.3%
Air Products & Chemicals, Inc.	5,600	720,272
Airgas, Inc.	1,971	214,662
CF Industries Holdings, Inc.	1,538	369,935
E. I. du Pont de Nemours & Co.	24,745	1,619,313
Eastman Chemical Co.	7,223	630,929
Ecolab, Inc.	12,717	1,415,911
FMC Corp.	6,186	440,381
International Flavors & Fragrances, Inc.	2,234	232,962
LyondellBasell Industries NV	19,528	1,906,909
Monsanto Co.	24,661	3,076,213
PPG Industries, Inc.	6,581	1,382,997
Praxair, Inc.	8,148	1,082,380
Sigma-Aldrich Corp.	3,210	325,751
The Sherwin-Williams Co.	4,035	834,882

		14,253,497

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	4,716	299,655
Iron Mountain, Inc. (a)	3,793	134,462
Pitney Bowes, Inc.	9,420	260,180
Stericycle, Inc. (b)	4,012	475,101
Tyco International, Ltd.	11,547	526,543
Waste Management, Inc.	11,186	500,350

		2,196,291

COMMUNICATIONS EQUIPMENT — 1.6%
F5 Networks, Inc. (b)	2,311	257,538
Harris Corp.	2,342	177,407
Motorola Solutions, Inc.	4,307	286,717
QUALCOMM, Inc.	79,161	6,269,551

		6,991,213

CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc. (b)	3,656	126,424

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co.	2,612	166,515

CONSUMER FINANCE — 1.3%
American Express Co.	42,667	4,047,818

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Discover Financial Services	21,900	$1,357,362
Navient Corp.	8,260	146,285

		5,551,465

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	3,197	200,388
Owens-Illinois, Inc. (b)	4,460	154,494
Sealed Air Corp.	9,135	312,143

		667,025

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,180	279,204

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. (Class B)	201	144,340
H&R Block, Inc.	8,380	280,898

		425,238

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Intercontinental Exchange, Inc.	5,377	1,015,715
Leucadia National Corp.	6,740	176,723
McGraw Hill Financial, Inc.	7,463	619,653
Moody’s Corp.	8,816	772,811

		2,584,902

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	101,173	4,950,395

ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	11,440	598,083
Eaton Corp. PLC	9,566	738,304
Emerson Electric Co.	20,376	1,352,152
Rockwell Automation, Inc.	6,477	810,661

		3,499,200

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. (Class A)	7,443	717,058
FLIR Systems, Inc.	4,327	150,277
TE Connectivity, Ltd.	11,274	697,184

		1,564,519

ENERGY EQUIPMENT & SERVICES — 2.8%
FMC Technologies, Inc. (b)	11,079	676,595
Halliburton Co.	39,714	2,820,091
Helmerich & Payne, Inc.	4,975	577,647
National Oilwell Varco, Inc.	9,800	807,030
Schlumberger, Ltd.	61,131	7,210,401

		12,091,764

FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc.	10,532	361,669
Walgreen Co.	19,195	1,422,925
Whole Foods Market, Inc.	10,766	415,891

		2,200,485

FOOD PRODUCTS — 1.4%
Campbell Soup Co. (a)	3,956	181,224
General Mills, Inc.	16,257	854,143
Hormel Foods Corp.	3,840	189,504
Kellogg Co.	6,281	412,662
Keurig Green Mountain, Inc. (a)	6,039	752,520
Kraft Foods Group, Inc.	27,849	1,669,547
McCormick & Co., Inc.	3,235	231,594
Mead Johnson Nutrition Co.	9,470	882,320
The Hershey Co.	7,011	682,661
The J.M. Smucker Co.	2,253	240,102

		6,096,277

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Baxter International, Inc.	12,892	932,091
Becton, Dickinson and Co.	9,049	1,070,497
Boston Scientific Corp. (b)	62,390	796,720
C.R. Bard, Inc.	3,606	515,694
CareFusion Corp. (b)	4,080	180,948
Covidien PLC	10,332	931,740
DENTSPLY International, Inc.	3,716	175,953
Edwards Lifesciences Corp. (b)	2,785	239,064
Intuitive Surgical, Inc. (b)	1,106	455,451
Medtronic, Inc.	26,594	1,695,633
St. Jude Medical, Inc.	13,564	939,307
Stryker Corp.	13,821	1,165,387
Varian Medical Systems, Inc. (b)	3,105	258,150
Zimmer Holdings, Inc.	5,283	548,692

		9,905,327

HEALTH CARE PROVIDERS & SERVICES — 0.7%
AmerisourceBergen Corp.	4,960	360,393
CIGNA Corp.	12,641	1,162,593
DaVita HealthCare Partners, Inc. (b)	5,134	371,291
Laboratory Corp. of America Holdings (b)	2,147	219,853
McKesson Corp.	4,708	876,677
Tenet Healthcare Corp. (b)	1,780	83,553

		3,074,360

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)(b)	13,798	711,701

HOTELS, RESTAURANTS & LEISURE — 2.3%
Chipotle Mexican Grill, Inc. (b)	1,448	857,954
Marriott International, Inc. (Class A) (a)	6,108	391,523
McDonald’s Corp.	26,513	2,670,920
Starbucks Corp.	35,279	2,729,889
Starwood Hotels & Resorts Worldwide, Inc.	8,921	720,995
Wyndham Worldwide Corp.	6,229	471,660
Wynn Resorts, Ltd.	3,750	778,350
Yum! Brands, Inc.	12,499	1,014,919

		9,636,210

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	2,420	147,378
Harman International Industries, Inc.	3,180	341,628
Lennar Corp. (Class A) (a)	3,556	149,281
Mohawk Industries, Inc. (b)	2,807	388,320
Newell Rubbermaid, Inc.	6,911	214,172

		1,240,779

HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	25,084	1,710,227
Kimberly-Clark Corp.	10,559	1,174,372
The Clorox Co.	3,481	318,163

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

The Procter & Gamble Co.	64,955	$5,104,814

		8,307,576

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	29,232	4,187,192
Danaher Corp.	28,080	2,210,738
Roper Industries, Inc.	2,719	397,001

		6,794,931

INSURANCE — 1.2%
Aon PLC	14,055	1,266,215
Lincoln National Corp.	5,480	281,891
Marsh & McLennan Cos., Inc.	16,941	877,883
Principal Financial Group, Inc.	6,753	340,891
Prudential Financial, Inc.	21,676	1,924,179
Torchmark Corp.	4,187	342,999

		5,034,058

INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc. (b)	17,532	5,694,043
Expedia, Inc.	2,913	229,428
Netflix, Inc. (b)	2,843	1,252,626
The Priceline Group, Inc. (b)	2,463	2,962,989
TripAdvisor, Inc. (b)	5,195	564,488

		10,703,574

INTERNET SOFTWARE & SERVICES — 5.8%
Akamai Technologies, Inc. (b)	8,374	511,316
eBay, Inc. (b)	35,871	1,795,702
Facebook, Inc. (Class A) (b)	80,736	5,432,726
Google, Inc. (Class A) (b)	13,258	7,751,555
Google, Inc. (Class C) (b)	13,258	7,627,062
VeriSign, Inc. (a)(b)	5,965	291,152
Yahoo!, Inc. (b)	44,417	1,560,369

		24,969,882

IT SERVICES — 4.7%
Accenture PLC (Class A)	16,676	1,348,088
Alliance Data Systems Corp. (a)(b)	2,518	708,188
Automatic Data Processing, Inc.	22,539	1,786,892
Cognizant Technology Solutions Corp. (Class A) (b)	28,310	1,384,642
Fidelity National Information Services, Inc.	13,624	745,778
Fiserv, Inc. (b)	12,168	733,974
International Business Machines Corp.	20,140	3,650,778
Mastercard, Inc. (Class A)	47,175	3,465,947
Paychex, Inc.	10,172	422,748
Teradata Corp. (a)(b)	3,831	154,006
The Western Union Co. (a)	16,154	280,110
Total System Services, Inc.	7,766	243,930
Visa, Inc. (Class A)	23,668	4,987,084

		19,912,165

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	3,053	161,961
Mattel, Inc.	9,339	363,941

		525,902

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	10,554	606,222
PerkinElmer, Inc.	2,750	128,810
Thermo Fisher Scientific, Inc.	18,739	2,211,202
Waters Corp. (b)	2,477	258,698

		3,204,932

MACHINERY — 1.3%
Cummins, Inc.	5,402	833,475
Dover Corp.	5,559	505,591
Flowserve Corp.	6,517	484,539
Illinois Tool Works, Inc.	9,899	866,756
Ingersoll-Rand PLC	7,006	437,945
PACCAR, Inc.	16,556	1,040,214
Pall Corp.	3,446	294,254
Parker Hannifin Corp.	4,080	512,978
Pentair PLC	5,669	408,848
Snap-On, Inc.	1,529	181,217
Xylem, Inc.	5,144	201,028

		5,766,845

MEDIA — 5.6%
CBS Corp.	24,834	1,543,185
Comcast Corp. (Class A)	121,969	6,547,296
DIRECTV (Class A) (b)	22,082	1,877,191
Discovery Communications, Inc. (Series A) (b)	10,514	780,980
News Corp. (Class A) (b)	23,192	416,064
Omnicom Group, Inc.	12,002	854,782
Scripps Networks Interactive, Inc. (Class A)	5,154	418,196
The Interpublic Group of Cos., Inc.	19,437	379,216
The Walt Disney Co.	50,655	4,343,160
Time Warner Cable, Inc.	12,868	1,895,456
Time Warner, Inc.	22,759	1,598,820
Twenty-First Century Fox, Inc.	49,473	1,738,976
Viacom, Inc. (Class B)	18,580	1,611,443

		24,004,765

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	13,600	972,672

MULTILINE RETAIL — 0.3%
Dollar General Corp. (b)	6,314	362,171
Dollar Tree, Inc. (b)	9,717	529,188
Nordstrom, Inc.	3,580	243,189

		1,134,548

OIL, GAS & CONSUMABLE FUELS — 3.6%
Anadarko Petroleum Corp.	12,522	1,370,783
Cabot Oil & Gas Corp.	19,729	673,548
Chesapeake Energy Corp.	11,580	359,906
Cimarex Energy Co.	2,600	372,996
EOG Resources, Inc.	25,497	2,979,580
EQT Corp.	7,019	750,331
Kinder Morgan, Inc.	31,501	1,142,226
Marathon Petroleum Corp.	6,209	484,737
Newfield Exploration Co. (b)	3,720	164,424
Noble Energy, Inc.	16,819	1,302,800
Occidental Petroleum Corp.	17,168	1,761,952
Pioneer Natural Resources Co.	6,662	1,530,994
Range Resources Corp.	7,601	660,907
Southwestern Energy Co. (b)	9,362	425,877
Spectra Energy Corp.	14,740	626,155

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

The Williams Cos., Inc.	15,569	$906,272

		15,513,488

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	8,280	120,971
The Estee Lauder Cos., Inc. (Class A)	11,982	889,783

		1,010,754

PHARMACEUTICALS — 7.0%
AbbVie, Inc.	74,507	4,205,175
Actavis PLC (b)	8,151	1,818,081
Allergan, Inc.	13,896	2,351,481
Bristol-Myers Squibb Co.	50,092	2,429,963
Forest Laboratories, Inc. (b)	5,740	568,260
Hospira, Inc. (b)	3,560	182,877
Johnson & Johnson	78,361	8,198,128
Merck & Co., Inc.	64,412	3,726,234
Mylan, Inc. (b)	17,419	898,124
Perrigo Co. PLC	6,273	914,352
Pfizer, Inc.	146,126	4,337,020
Zoetis, Inc.	15,418	497,539

		30,127,234

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	1,813	199,792
Equifax, Inc.	5,655	410,214
Nielsen NV	7,878	381,374
Robert Half International, Inc.	6,461	308,448

		1,299,828

REAL ESTATE INVESTMENT TRUSTS — 2.4%
American Tower Corp.	18,509	1,665,440
Apartment Investment & Management Co. (Class A)	3,601	116,204
AvalonBay Communities, Inc.	2,357	335,142
Boston Properties, Inc.	3,528	416,939
Crown Castle International Corp.	15,592	1,157,862
Equity Residential	7,179	452,277
Essex Property Trust, Inc.	1,630	301,403
General Growth Properties, Inc.	10,661	251,173
Health Care REIT, Inc.	9,860	617,926
Host Hotels & Resorts, Inc.	22,909	504,227
Kimco Realty Corp.	8,603	197,697
Plum Creek Timber Co., Inc.	4,714	212,602
ProLogis	13,740	564,577
Public Storage	3,844	658,670
Simon Property Group, Inc.	8,433	1,402,239
The Macerich Co.	6,580	439,215
Ventas, Inc.	6,750	432,675
Vornado Realty Trust	4,306	459,579

		10,185,847

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	8,824	282,721

ROAD & RAIL — 1.7%
CSX Corp.	30,350	935,083
Kansas City Southern	5,104	548,731
Norfolk Southern Corp.	14,487	1,492,596
Union Pacific Corp.	42,447	4,234,088

		7,210,498

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Altera Corp.	6,145	213,600
Analog Devices, Inc.	6,829	369,244
Applied Materials, Inc.	31,571	711,926
Avago Technologies, Ltd.	6,864	494,689
First Solar, Inc. (a)(b)	3,300	234,498
KLA-Tencor Corp. (a)	7,781	565,212
Lam Research Corp.	3,826	258,561
Linear Technology Corp.	6,245	293,952
Microchip Technology, Inc. (a)	9,290	453,445
Micron Technology, Inc. (b)	50,233	1,655,177
NVIDIA Corp.	12,802	237,349
Texas Instruments, Inc.	30,717	1,467,965
Xilinx, Inc.	6,890	325,966

		7,281,584

SOFTWARE — 5.9%
Adobe Systems, Inc. (b)	21,857	1,581,572
Autodesk, Inc. (b)	10,541	594,302
CA, Inc.	10,027	288,176
Citrix Systems, Inc. (a)(b)	4,801	300,302
Electronic Arts, Inc. (b)	14,387	516,062
Intuit, Inc.	13,279	1,069,358
Microsoft Corp.	353,323	14,733,569
Oracle Corp.	87,257	3,536,526
Red Hat, Inc. (b)	9,019	498,480
Salesforce.com, Inc. (a)(b)	25,995	1,509,790
Symantec Corp.	17,512	401,025

		25,029,162

SPECIALTY RETAIL — 2.8%
AutoZone, Inc. (b)	1,579	846,723
Bed Bath & Beyond, Inc. (b)	10,063	577,415
Best Buy Co., Inc.	6,240	193,502
CarMax, Inc. (a)(b)	5,802	301,762
GameStop Corp. (Class A) (a)	2,540	102,794
L Brands, Inc.	7,306	428,570
Lowe’s Cos., Inc.	28,100	1,348,519
O’Reilly Automotive, Inc. (b)	5,061	762,187
PetSmart, Inc. (a)	2,432	145,434
Ross Stores, Inc.	10,123	669,434
The Gap, Inc.	8,108	337,049
The Home Depot, Inc.	41,751	3,380,161
Tiffany & Co.	5,179	519,195
TJX Cos., Inc.	33,288	1,769,257
Tractor Supply Co.	6,520	393,808
Urban Outfitters, Inc. (a)(b)	3,012	101,986

		11,877,796

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	283,148	26,312,944
NetApp, Inc.	10,751	392,626
SanDisk Corp.	10,554	1,102,154
Seagate Technology PLC	15,229	865,312
Western Digital Corp.	9,800	904,540

		29,577,576

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	7,857	268,631

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Fossil Group, Inc. (b)	2,293	$239,664
Michael Kors Holdings, Ltd. (b)	8,433	747,586
NIKE, Inc. (Class B)	34,995	2,713,862
PVH Corp.	2,444	284,970
Ralph Lauren Corp.	1,656	266,103
Under Armour, Inc. (Class A) (a)(b)	7,520	447,365
V.F. Corp.	16,480	1,038,240

		6,006,421

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
People’s United Financial, Inc. (a)	7,361	111,666

TOBACCO — 1.6%
Altria Group, Inc.	49,644	2,082,070
Lorillard, Inc.	16,922	1,031,734
Philip Morris International, Inc.	41,413	3,491,530
Reynolds American, Inc.	7,263	438,322

		7,043,656

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	12,741	630,552
W.W. Grainger, Inc.	2,888	734,331

		1,364,883

TOTAL COMMON STOCKS —
(Cost $305,694,258)		427,109,022

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,314,694	5,314,694
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	630,032	630,032

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,944,726)		5,944,726

TOTAL INVESTMENTS — 101.3% (h)
(Cost $311,638,984)		433,053,748
OTHER ASSETS & LIABILITIES — (1.3)%		(5,603,098)

NET ASSETS — 100.0%		$427,450,650

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	4,424	$515,617
Honeywell International, Inc.	6,558	609,566
L-3 Communications Holdings, Inc.	2,141	258,526
Lockheed Martin Corp.	2,611	419,666
Northrop Grumman Corp.	3,026	362,000
Raytheon Co.	3,876	357,561
Rockwell Collins, Inc.	1,520	118,773
United Technologies Corp.	9,134	1,054,520

		3,696,229

AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc. (a)	3,710	236,661
Expeditors International of Washington, Inc.	2,685	118,570
FedEx Corp.	3,553	537,853

		893,084

AUTO COMPONENTS — 0.1%
Delphi Automotive PLC	3,740	257,088

AUTOMOBILES — 1.4%
Ford Motor Co.	97,625	1,683,055
General Motors Co.	32,082	1,164,577

		2,847,632

BANKS — 10.4%
Bank of America Corp.	260,003	3,996,246
BB&T Corp.	17,497	689,907
Citigroup, Inc.	40,598	1,912,166
JPMorgan Chase & Co.	93,277	5,374,621
M&T Bank Corp. (a)	3,190	395,719
PNC Financial Services Group, Inc.	13,156	1,171,542
Regions Financial Corp.	17,628	187,209
SunTrust Banks, Inc.	13,133	526,108
U.S. Bancorp	20,913	905,951
Wells Fargo & Co.	118,223	6,213,801
Zions Bancorporation (a)	2,224	65,541

		21,438,811

BEVERAGES — 1.6%
Brown-Forman Corp. (Class B)	1,634	153,874
Dr. Pepper Snapple Group, Inc.	2,563	150,140
Molson Coors Brewing Co. (Class B)	3,793	281,289
PepsiCo, Inc.	15,756	1,407,641
The Coca-Cola Co.	31,530	1,335,611

		3,328,555

BUILDING PRODUCTS — 0.1%
Allegion PLC	1,397	79,182
Masco Corp.	3,150	69,930

		149,112

CAPITAL MARKETS — 2.3%
E*TRADE Financial Corp. (b)	2,834	60,251
Legg Mason, Inc.	2,694	138,229
Morgan Stanley	34,448	1,113,704
Northern Trust Corp.	5,593	359,126
State Street Corp. (c)	4,949	332,870
The Bank of New York Mellon Corp.	28,059	1,051,651
The Goldman Sachs Group, Inc.	10,332	1,729,990

		4,785,821

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	2,196	282,450
Airgas, Inc.	627	68,287
CF Industries Holdings, Inc.	583	140,229
E. I. du Pont de Nemours & Co.	9,710	635,422
International Flavors & Fragrances, Inc.	798	83,215
Praxair, Inc.	2,923	388,291
Sigma-Aldrich Corp.	1,206	122,385
The Dow Chemical Co.	29,796	1,533,302
The Mosaic Co.	7,994	395,303

		3,648,884

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Iron Mountain, Inc.	2,478	87,845
Republic Services, Inc.	6,710	254,779
The ADT Corp. (a)	4,385	153,212
Tyco International, Ltd.	5,355	244,188
Waste Management, Inc.	4,766	213,183

		953,207

COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	126,711	3,148,768
F5 Networks, Inc. (b)	685	76,336
Harris Corp.	1,279	96,884
Juniper Networks, Inc. (b)	11,590	284,419
Motorola Solutions, Inc.	3,417	227,470

		3,833,877

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	3,999	307,523
Jacobs Engineering Group, Inc. (a)(b)	3,315	176,623
Quanta Services, Inc. (b)	3,280	113,423

		597,569

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	1,830	116,662

CONSUMER FINANCE — 0.6%
Capital One Financial Corp.	14,037	1,159,456
Navient Corp.	6,245	110,599

		1,270,055

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	2,507	128,484
Ball Corp.	1,861	116,647
Bemis Co., Inc.	2,470	100,430
MeadWestvaco Corp.	4,261	188,592
Owens-Illinois, Inc. (b)	1,644	56,948

		591,101

DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,142	188,068

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,252	75,487

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Berkshire Hathaway, Inc. (Class B) (b)	44,421	5,621,922
CME Group, Inc.	7,791	552,771
Leucadia National Corp.	4,155	108,944
McGraw Hill Financial, Inc.	2,730	226,672

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

The NASDAQ OMX Group, Inc.	3,047	$117,675

		6,627,984

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	128,199	4,533,117
CenturyLink, Inc.	14,460	523,452
Frontier Communications Corp. (a)	25,046	146,269
Verizon Communications, Inc.	49,137	2,404,273
Windstream Holdings, Inc. (a)	14,699	146,402

		7,753,513

ELECTRIC UTILITIES — 3.7%
American Electric Power Co., Inc.	11,864	661,655
Duke Energy Corp.	17,492	1,297,731
Edison International	8,087	469,936
Entergy Corp.	4,397	360,950
Exelon Corp. (a)	21,019	766,773
FirstEnergy Corp.	10,368	359,977
NextEra Energy, Inc.	10,748	1,101,455
Northeast Utilities	7,687	363,364
Pepco Holdings, Inc.	6,320	173,674
Pinnacle West Capital Corp.	2,708	156,631
PPL Corp.	15,587	553,806
Southern Co.	21,697	984,610
Xcel Energy, Inc.	12,177	392,465

		7,643,027

ELECTRICAL EQUIPMENT — 0.5%
Eaton Corp. PLC	6,629	511,626
Emerson Electric Co.	6,524	432,933

		944,559

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Corning, Inc.	32,286	708,678
FLIR Systems, Inc.	1,206	41,885
Jabil Circuit, Inc.	4,748	99,233
TE Connectivity, Ltd.	4,148	256,512

		1,106,308

ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes, Inc.	10,930	813,738
Cameron International Corp. (b)	5,099	345,253
Diamond Offshore Drilling, Inc. (a)	1,710	84,867
Ensco PLC (Class A) (a)	5,651	314,026
Nabors Industries, Ltd.	6,411	188,291
National Oilwell Varco, Inc.	5,302	436,620
Noble Corp. PLC	6,343	212,871
Rowan Cos. PLC	2,933	93,651
Transocean, Ltd. (a)	8,292	373,389

		2,862,706

FOOD & STAPLES RETAILING — 4.2%
Costco Wholesale Corp.	10,918	1,257,317
CVS Caremark Corp.	29,034	2,188,293
Sysco Corp.	14,332	536,733
The Kroger Co.	12,809	633,149
Wal-Mart Stores, Inc.	39,819	2,989,212
Walgreen Co.	11,533	854,941
Whole Foods Market, Inc.	3,496	135,051

		8,594,696

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	16,027	706,951
Campbell Soup Co. (a)	2,404	110,127
ConAgra Foods, Inc.	10,306	305,882
General Mills, Inc.	7,001	367,832
Hormel Foods Corp.	1,277	63,020
Kellogg Co.	2,907	190,990
McCormick & Co., Inc.	1,522	108,960
Mondelez International, Inc. (Class A)	41,795	1,571,910
The J.M. Smucker Co.	1,331	141,845
Tyson Foods, Inc. (Class A)	6,587	247,276

		3,814,793

GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,841	156,340

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	37,181	1,520,703
Baxter International, Inc.	6,534	472,408
CareFusion Corp. (b)	3,039	134,780
Covidien PLC	5,885	530,709
DENTSPLY International, Inc.	1,381	65,390
Edwards Lifesciences Corp. (b)	1,274	109,360
Intuitive Surgical, Inc. (b)	348	143,307
Medtronic, Inc.	10,482	668,332
Varian Medical Systems, Inc. (b)	926	76,988
Zimmer Holdings, Inc.	1,419	147,377

		3,869,354

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	8,956	726,152
AmerisourceBergen Corp.	3,024	219,724
Cardinal Health, Inc.	8,486	581,800
DaVita HealthCare Partners, Inc. (b)	1,635	118,243
Express Scripts Holding Co. (b)	19,061	1,321,499
Humana, Inc.	3,816	487,380
Laboratory Corp. of America Holdings (b)	1,064	108,954
McKesson Corp.	3,116	580,230
Patterson Cos., Inc. (a)	1,993	78,743
Quest Diagnostics, Inc. (a)	3,582	210,228
Tenet Healthcare Corp. (b)	1,456	68,345
UnitedHealth Group, Inc.	24,302	1,986,689
WellPoint, Inc.	6,912	743,800

		7,231,787

HOTELS, RESTAURANTS & LEISURE — 1.0%
Carnival Corp.	10,852	408,578
Darden Restaurants, Inc. (a)	3,130	144,825
Marriott International, Inc. (Class A) (a)	2,213	141,853
McDonald’s Corp.	10,421	1,049,811
Yum! Brands, Inc.	4,388	356,306

		2,101,373

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	6,899	169,577
Garmin, Ltd. (a)	1,708	104,017
Leggett & Platt, Inc. (a)	3,492	119,706
Lennar Corp. (Class A) (a)	2,227	93,490
Newell Rubbermaid, Inc.	3,377	104,653
Pulte Group, Inc.	8,407	169,485

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Whirlpool Corp.	1,958	$272,593

		1,033,521

HOUSEHOLD PRODUCTS — 1.8%
Colgate-Palmolive Co.	8,479	578,098
Kimberly-Clark Corp.	3,828	425,750
The Clorox Co. (a)	1,421	129,880
The Procter & Gamble Co.	32,849	2,581,603

		3,715,331

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
NRG Energy, Inc.	8,036	298,939
The AES Corp.	15,632	243,078

		542,017

INDUSTRIAL CONGLOMERATES — 3.2%
General Electric Co.	248,006	6,517,598
Roper Industries, Inc.	1,044	152,434

		6,670,032

INSURANCE — 4.7%
ACE, Ltd.	8,308	861,540
Aflac, Inc.	11,212	697,947
American International Group, Inc.	35,803	1,954,128
Assurant, Inc.	1,792	117,466
Cincinnati Financial Corp.	3,686	177,076
Genworth Financial, Inc. (Class A) (b)	12,076	210,122
Hartford Financial Services Group, Inc.	11,115	398,028
Lincoln National Corp.	3,493	179,680
Loews Corp.	7,534	331,571
Marsh & McLennan Cos., Inc.	4,539	235,211
MetLife, Inc.	27,805	1,544,846
Principal Financial Group, Inc.	3,188	160,930
The Allstate Corp.	10,758	631,710
The Chubb Corp.	6,161	567,859
The Progressive Corp.	13,525	342,994
The Travelers Cos., Inc.	8,604	809,378
Unum Group	6,596	229,277
XL Group PLC	6,758	221,189

		9,670,952

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc.	1,123	88,447

INTERNET SOFTWARE & SERVICES — 0.2%
eBay, Inc. (b)	9,350	468,061

IT SERVICES — 1.8%
Accenture PLC (Class A)	6,839	552,865
Computer Sciences Corp.	3,596	227,267
International Business Machines Corp.	12,907	2,339,652
Paychex, Inc.	2,613	108,596
Teradata Corp. (a)(b)	1,979	79,556
The Western Union Co. (a)	4,948	85,798
Xerox Corp.	27,401	340,869

		3,734,603

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	1,194	63,342
Mattel, Inc.	3,389	132,069

		195,411

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Agilent Technologies, Inc.	2,577	148,023
PerkinElmer, Inc.	1,286	60,236
Waters Corp. (b)	800	83,552

		291,811

MACHINERY — 2.2%
Caterpillar, Inc.	15,398	1,673,301
Cummins, Inc.	1,410	217,549
Deere & Co. (a)	9,112	825,091
Dover Corp.	1,268	115,325
Illinois Tool Works, Inc.	4,230	370,379
Ingersoll-Rand PLC	2,841	177,591
Joy Global, Inc. (a)	2,605	160,416
Pall Corp.	956	81,633
Parker Hannifin Corp.	1,532	192,618
Pentair PLC	1,886	136,018
Snap-On, Inc.	590	69,927
Stanley Black & Decker, Inc.	3,748	329,149
Xylem, Inc.	1,822	71,204

		4,420,201

MEDIA — 1.4%
Cablevision Systems Corp. (Class A) (a)	5,572	98,346
Gannett Co., Inc.	5,531	173,176
The Walt Disney Co.	13,201	1,131,854
Time Warner, Inc.	9,921	696,950
Twenty-First Century Fox, Inc.	21,588	758,818

		2,859,144

METALS & MINING — 1.1%
Alcoa, Inc.	29,195	434,714
Allegheny Technologies, Inc.	2,658	119,876
Freeport-McMoRan Copper & Gold, Inc.	25,478	929,947
Newmont Mining Corp.	12,107	308,002
Nucor Corp.	7,787	383,510
United States Steel Corp. (a)	3,637	94,707

		2,270,756

MULTI-UTILITIES — 2.2%
Ameren Corp.	6,118	250,104
CenterPoint Energy, Inc.	10,753	274,632
CMS Energy Corp.	6,663	207,552
Consolidated Edison, Inc.	7,184	414,804
Dominion Resources, Inc.	7,090	507,077
DTE Energy Co.	4,274	332,816
Integrys Energy Group, Inc. (a)	1,991	141,620
NiSource, Inc.	7,716	303,547
PG&E Corp.	11,138	534,847
Public Service Enterprise Group, Inc.	12,349	503,716
SCANA Corp. (a)	3,529	189,895
Sempra Energy	5,584	584,701
TECO Energy, Inc. (a)	5,145	95,080
Wisconsin Energy Corp. (a)	5,701	267,491

		4,607,882

MULTILINE RETAIL — 1.1%
Dollar General Corp. (b)	3,869	221,926
Family Dollar Stores, Inc.	2,336	154,503

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Kohl’s Corp.	4,935	$259,976
Macy’s, Inc.	9,048	524,965
Nordstrom, Inc.	1,635	111,065
Target Corp.	15,444	894,980

		2,167,415

OIL, GAS & CONSUMABLE FUELS — 14.2%
Anadarko Petroleum Corp.	5,798	634,707
Apache Corp.	9,556	961,525
Chesapeake Energy Corp.	6,327	196,643
Chevron Corp.	46,985	6,133,892
Cimarex Energy Co.	800	114,768
ConocoPhillips	30,276	2,595,561
CONSOL Energy, Inc.	5,496	253,201
Denbury Resources, Inc. (a)	8,971	165,605
Devon Energy Corp.	9,422	748,107
Exxon Mobil Corp.	106,067	10,678,825
Hess Corp.	6,512	643,972
Marathon Oil Corp.	16,716	667,303
Marathon Petroleum Corp.	3,946	308,064
Murphy Oil Corp.	4,237	281,676
Newfield Exploration Co. (b)	1,311	57,946
Occidental Petroleum Corp.	10,442	1,071,662
ONEOK, Inc.	5,030	342,442
Peabody Energy Corp. (a)	6,476	105,883
Phillips 66	13,981	1,124,492
QEP Resources, Inc.	4,296	148,212
Southwestern Energy Co. (b)	3,728	169,587
Spectra Energy Corp.	8,627	366,475
Tesoro Corp.	3,264	191,499
The Williams Cos., Inc.	10,005	582,391
Valero Energy Corp.	13,155	659,065

		29,203,503

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	10,860	548,104
Weyerhaeuser Co.	14,210	470,209

		1,018,313

PERSONAL PRODUCTS — 0.0% (d)
Avon Products, Inc.	6,258	91,429

PHARMACEUTICALS — 4.9%
Bristol-Myers Squibb Co.	14,040	681,081
Eli Lilly & Co.	24,172	1,502,773
Forest Laboratories, Inc. (b)	242	23,958
Hospira, Inc. (b)	2,206	113,322
Johnson & Johnson	28,532	2,985,018
Merck & Co., Inc.	38,258	2,213,225
Pfizer, Inc.	79,994	2,374,222
Zoetis, Inc.	4,197	135,437

		10,029,036

PROFESSIONAL SERVICES — 0.1%
Nielsen NV	3,253	157,478

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Apartment Investment & Management Co. (Class A)	1,608	51,890
AvalonBay Communities, Inc.	1,734	246,558
Boston Properties, Inc.	1,918	226,669
Equity Residential	4,377	275,751
Essex Property Trust, Inc.	680	125,739
General Growth Properties, Inc.	7,460	175,758
HCP, Inc.	11,180	462,628
Health Care REIT, Inc.	2,215	138,814
Host Hotels & Resorts, Inc.	6,453	142,031
Kimco Realty Corp.	5,511	126,643
Plum Creek Timber Co., Inc.	1,876	84,608
ProLogis	4,994	205,203
Public Storage	1,469	251,713
Simon Property Group, Inc.	3,232	537,417
Ventas, Inc.	3,650	233,965
Vornado Realty Trust	2,065	220,397

		3,505,784

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	2,168	69,463

ROAD & RAIL — 0.2%
CSX Corp.	8,868	273,223
Ryder Systems, Inc.	1,333	117,424

		390,647

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Altera Corp.	4,601	159,931
Analog Devices, Inc.	3,990	215,739
Applied Materials, Inc.	12,966	292,383
Avago Technologies, Ltd.	2,560	184,499
Broadcom Corp. (Class A)	13,719	509,249
Intel Corp.	122,868	3,796,621
Lam Research Corp.	2,041	137,931
Linear Technology Corp.	2,506	117,957
NVIDIA Corp.	7,337	136,028
Texas Instruments, Inc.	10,574	505,332
Xilinx, Inc.	2,953	139,707

		6,195,377

SOFTWARE — 0.9%
CA, Inc.	2,652	76,218
Citrix Systems, Inc. (a)(b)	1,726	107,961
Oracle Corp.	39,034	1,582,048
Symantec Corp.	7,865	180,109

		1,946,336

SPECIALTY RETAIL — 1.1%
AutoNation, Inc. (b)	1,549	92,444
Best Buy Co., Inc.	3,429	106,333
CarMax, Inc. (a)(b)	2,457	127,789
GameStop Corp. (Class A) (a)	1,516	61,353
L Brands, Inc.	2,109	123,714
Lowe’s Cos., Inc.	9,870	473,661
PetSmart, Inc. (a)	1,280	76,544
Staples, Inc. (a)	16,271	176,378
The Gap, Inc. (a)	2,218	92,202
The Home Depot, Inc.	11,830	957,757
Urban Outfitters, Inc. (b)	1,050	35,553

		2,323,728

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
EMC Corp.	50,173	1,321,557
Hewlett-Packard Co.	46,562	1,568,208

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

NetApp, Inc.	2,686	$98,093

		2,987,858

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Coach, Inc.	2,690	91,971
PVH Corp.	708	82,553
Ralph Lauren Corp.	584	93,843

		268,367

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	12,075	118,697
People’s United Financial, Inc. (a)	3,863	58,602

		177,299

TOBACCO — 1.3%
Altria Group, Inc.	22,995	964,410
Philip Morris International, Inc.	17,164	1,447,097
Reynolds American, Inc.	3,777	227,942

		2,639,449

TOTAL COMMON STOCKS —
(Cost $175,016,717)		205,117,333

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,499,595	4,499,595
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	127,322	127,322

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,626,917)		4,626,917

TOTAL INVESTMENTS — 101.9% (h)
(Cost $179,643,634)		209,744,250
OTHER ASSETS & LIABILITIES — (1.9)%		(3,970,801)

NET ASSETS — 100.0%		$205,773,449

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	710	$19,568
Aerovironment, Inc. (a)	360	11,448
Alliant Techsystems, Inc.	557	74,593
American Science & Engineering, Inc.	139	9,673
Astronics Corp. (a)	251	14,169
BE Aerospace, Inc. (a)	1,874	173,326
Cubic Corp.	355	15,801
Curtiss-Wright Corp.	852	55,857
DigitalGlobe, Inc. (a)(b)	1,348	37,474
Ducommun, Inc. (a)	221	5,775
Engility Holdings, Inc. (a)	278	10,636
Erickson, Inc. (a)(b)	72	1,170
Esterline Technologies Corp. (a)	569	65,503
Exelis, Inc.	3,411	57,919
GenCorp, Inc. (a)(b)	1,147	21,908
HEICO Corp.	1,176	61,081
Hexcel Corp. (a)	1,675	68,508
Huntington Ingalls Industries, Inc.	826	78,131
Kratos Defense & Security Solutions, Inc. (a)	869	6,778
LMI Aerospace, Inc. (a)(b)	221	2,891
Moog, Inc. (Class A) (a)	762	55,542
National Presto Industries, Inc. (b)	67	4,880
Orbital Sciences Corp. (a)	1,050	31,028
Sparton Corp. (a)	221	6,131
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,111	71,141
Taser International, Inc. (a)	1,013	13,473
Teledyne Technologies, Inc. (a)	702	68,213
The Keyw Holding Corp. (a)(b)	566	7,115
TransDigm Group, Inc.	925	154,715
Triumph Group, Inc.	869	60,674

		1,265,121

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,011	8,462
Atlas Air Worldwide Holdings, Inc. (a)	504	18,573
Echo Global Logistics, Inc. (a)(b)	365	6,997
Forward Air Corp.	574	27,466
HUB Group, Inc. (Class A) (a)	618	31,147
Park-Ohio Holdings Corp.	139	8,077
UTI Worldwide, Inc. (b)	1,721	17,795
XPO Logistics, Inc. (a)(b)	967	27,676

		146,193

AIRLINES — 1.5%
Alaska Air Group, Inc.	1,213	115,296
Allegiant Travel Co.	241	28,383
American Airlines Group, Inc. (a)	12,578	540,351
Copa Holdings SA (Class A)	583	83,118
Hawaiian Holdings, Inc. (a)(b)	806	11,050
JetBlue Airways Corp. (a)(b)	4,453	48,315
Republic Airways Holdings, Inc. (a)	929	10,070
SkyWest, Inc.	1,011	12,354
Spirit Airlines, Inc. (a)	1,250	79,050
United Continental Holdings, Inc. (a)	6,527	268,064

		1,196,051

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	1,294	24,444
Cooper Tire & Rubber Co.	1,124	33,720
Cooper-Standard Holding, Inc. (a)	200	13,232
Dana Holding Corp.	2,781	67,912
Dorman Products, Inc. (a)(b)	509	25,104
Drew Industries, Inc.	430	21,504
Federal-Mogul Holdings Corp. (a)(b)	358	7,242
Fox Factory Holding Corp. (a)(b)	180	3,166
Fuel Systems Solutions, Inc. (a)	293	3,264
Gentex Corp.	2,637	76,710
Gentherm, Inc. (a)	648	28,804
Lear Corp.	1,437	128,353
Modine Manufacturing Co. (a)	942	14,827
Motorcar Parts of America, Inc. (a)	264	6,428
Remy International, Inc.	293	6,842
Shiloh Industries, Inc. (a)(b)	116	2,141
Spartan Motors, Inc.	646	2,933
Standard Motor Products, Inc.	355	15,858
Stoneridge, Inc. (a)	584	6,260
Superior Industries International, Inc.	427	8,805
Tenneco, Inc. (a)	1,045	68,657
Tower International, Inc. (a)	349	12,857
TRW Automotive Holdings Corp. (a)	1,947	174,295
Visteon Corp. (a)	852	82,653

		836,011

AUTOMOBILES — 0.6%
Tesla Motors, Inc. (a)(b)	1,656	397,540
Thor Industries, Inc.	767	43,619
Winnebago Industries, Inc. (a)	494	12,439

		453,598

BANKS — 4.7%
1st Source Corp.	288	8,819
1st United Bancorp, Inc.	576	4,965
American National Bankshares, Inc. (b)	144	3,129
Ameris Bancorp (a)	422	9,098
Ames National Corp.	224	5,183
Arrow Financial Corp. (b)	225	5,837
Associated Banc-Corp.	2,786	50,371
Banc of California, Inc. (b)	296	3,226
Bancfirst Corp.	144	8,914
Banco Latinoamericano de Comercio Exterior SA	579	17,179
Bancorp, Inc. (a)	653	7,777
BancorpSouth, Inc. (b)	1,698	41,720
Bank of Hawaii Corp.	742	43,548
Bank of Kentucky Financial Corp.	149	5,184
Bank of Marin Bancorp (b)	126	5,744
Bank of the Ozarks, Inc.	1,438	48,101
BankUnited, Inc.	1,825	61,101
Banner Corp.	355	14,069
BBCN Bancorp, Inc.	1,510	24,085
BNC Bancorp (b)	360	6,145
BOK Financial Corp.	487	32,434
Boston Private Financial Holdings, Inc.	1,505	20,227
Bridge Bancorp, Inc.	224	5,374
Bridge Capital Holdings (a)	224	5,423

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Bryn Mawr Bank Corp.	296	$8,620
Camden National Corp. (b)	144	5,581
Capital Bank Financial Corp. (Class A) (a)	417	9,845
Capital City Bank Group, Inc. (b)	211	3,066
Cardinal Financial Corp.	574	10,596
Cascade Bancorp (a)	604	3,147
Cathay General Bancorp	1,410	36,040
Centerstate Banks, Inc.	576	6,451
Central Pacific Financial Corp.	335	6,650
Century Bancorp, Inc. (Class A)	72	2,545
Chemical Financial Corp.	587	16,483
CIT Group, Inc.	3,407	155,904
Citizens & Northern Corp.	211	4,112
City Holding Co.	283	12,769
City National Corp.	844	63,941
CNB Financial Corp.	211	3,545
CoBiz Financial, Inc.	638	6,871
Columbia Banking System, Inc.	921	24,232
Commerce Bancshares, Inc.	1,392	64,728
Community Bank System, Inc. (b)	707	25,593
Community Trust Bancorp, Inc.	322	11,019
CommunityOne Bancorp (a)(b)	221	2,144
ConnectOne Bancorp, Inc. (a)	33	1,646
ConnectOne Bancorp, Inc.	211	4,058
CU Bancorp (a)(b)	224	4,272
Cullen/Frost Bankers, Inc.	883	70,128
Customers Bancorp, Inc. (a)(b)	388	7,770
CVB Financial Corp. (b)	1,716	27,508
Eagle Bancorp, Inc. (a)	432	14,580
East West Bancorp, Inc.	2,571	89,959
Enterprise Bancorp, Inc. (b)	144	2,971
Enterprise Financial Services Corp.	363	6,556
F.N.B. Corp.	2,953	37,857
Fidelity Southern Corp.	303	3,936
Financial Institutions, Inc.	293	6,862
First Bancorp	355	6,514
First Bancorp, Inc.	224	3,911
First BanCorp- Puerto Rico (a)	1,361	7,404
First Busey Corp.	1,361	7,907
First Citizens BancShares, Inc. (Class A)	144	35,280
First Commonwealth Financial Corp.	1,863	17,177
First Community Bancshares, Inc.	365	5,230
First Connecticut Bancorp, Inc.	368	5,906
First Financial Bancorp	1,070	18,415
First Financial Bankshares, Inc. (b)	1,132	35,511
First Financial Corp.	216	6,953
First Horizon National Corp.	4,104	48,673
First Interstate Bancsystem, Inc.	365	9,921
First Merchants Corp.	671	14,185
First Midwest Bancorp, Inc.	1,438	24,489
First NBC Bank Holding Co. (a)	261	8,746
First Niagara Financial Group, Inc.	6,474	56,583
First Republic Bank	2,439	134,121
FirstMerit Corp.	2,869	56,663
Flushing Financial Corp.	571	11,734
Fulton Financial Corp.	3,272	40,540
German American Bancorp, Inc.	206	5,579
Glacier Bancorp, Inc.	1,271	36,071
Great Southern Bancorp, Inc.	221	7,083
Guaranty Bancorp	288	4,003
Hampton Roads Bankshares, Inc. (a)	647	1,119
Hancock Holding Co.	1,398	49,377
Hanmi Financial Corp.	566	11,931
Heartland Financial USA, Inc.	288	7,122
Heritage Commerce Corp.	440	3,595
Heritage Financial Corp.	540	8,689
Heritage Oaks Bancorp (a)	350	2,671
Home Bancshares, Inc.	862	28,291
HomeTrust Bancshares, Inc. (a)	440	6,939
Horizon Bancorp (b)	139	3,036
Hudson Valley Holding Corp.	278	5,018
IBERIABANK Corp.	576	39,853
Independent Bank Corp.-Massachusetts	430	16,503
Independent Bank Group, Inc.	72	4,008
International Bancshares Corp.	1,001	27,027
Investors Bancorp, Inc.	6,264	69,217
Lakeland Bancorp, Inc.	604	6,523
Lakeland Financial Corp.	278	10,609
Macatawa Bank Corp.	425	2,155
MainSource Financial Group, Inc.	350	6,038
MB Financial, Inc.	993	26,861
Mercantile Bank Corp.	139	3,180
Merchants Bancshares, Inc.	152	4,861
Metro Bancorp, Inc. (a)	293	6,774
MidSouth Bancorp, Inc.	139	2,765
MidWestOne Financial Group, Inc.	149	3,575
National Bankshares, Inc.	149	4,603
National Penn Bancshares, Inc.	2,225	23,541
NBT Bancorp, Inc.	869	20,873
NewBridge Bancorp (a)	509	4,103
Northrim BanCorp, Inc.	149	3,810
OFG Bancorp	859	15,814
Old National Bancorp	1,942	27,732
OmniAmerican Bancorp, Inc.	216	5,400
Pacific Continental Corp.	365	5,011
Pacific Premier Bancorp, Inc. (a)	279	3,931
PacWest Bancorp	1,720	74,252
Palmetto Bancshares, Inc. (a)	84	1,209
Park National Corp.	216	16,675
Park Sterling Corp.	864	5,694
Peapack Gladstone Financial Corp.	170	3,606
Penns Woods Bancorp, Inc.	72	3,391
Peoples Bancorp, Inc.	216	5,713
Peoples Financial Services Corp.	100	5,139
Pinnacle Financial Partners, Inc.	641	25,307
Popular, Inc. (a)	1,882	64,327
Preferred Bank (a)	214	5,059
PrivateBancorp, Inc.	1,217	35,366
Prosperity Bancshares, Inc.	1,213	75,934
Renasant Corp.	598	17,384
Republic Bancorp, Inc. (Class A)	224	5,313
S&T Bancorp, Inc.	576	14,314
Sandy Spring Bancorp, Inc.	509	12,679
Seacoast Banking Corp. of Florida (a)	289	3,141
Sierra Bancorp	211	3,334
Signature Bank (a)	832	104,982
Simmons First National Corp.	278	10,950

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

South State Corp.	385	$23,485
Southside Bancshares, Inc. (b)	383	11,092
Southwest Bancorp, Inc.	355	6,056
State Bank Financial Corp.	566	9,571
Sterling Bancorp	1,588	19,056
Stock Yards Bancorp, Inc.	293	8,761
Suffolk Bancorp (a)	216	4,819
Sun Bancorp, Inc. (a)(b)	795	3,188
Susquehanna Bancshares, Inc.	3,421	36,126
SVB Financial Group (a)	833	97,144
Synovus Financial Corp.	2,459	59,950
Talmer Bancorp, Inc. (Class A) (a)	360	4,964
Taylor Capital Group, Inc. (a)	368	7,868
TCF Financial Corp.	2,989	48,930
Texas Capital Bancshares, Inc. (a)	792	42,728
The First of Long Island Corp.	142	5,549
The National Bank Holdings Corp. (Class A)	828	16,510
Tompkins Financial Corp.	291	14,020
TowneBank	504	7,918
Trico Bancshares (b)	283	6,549
Tristate Capital Holdings, Inc. (a)(b)	149	2,105
Trustmark Corp.	1,206	29,776
UMB Financial Corp.	653	41,394
Umpqua Holdings Corp.	2,945	52,774
Union Bankshares Corp.	769	19,725
United Bankshares, Inc. (b)	1,198	38,731
United Community Banks, Inc.	782	12,801
Univest Corp. of Pennsylvania	278	5,755
Valley National Bancorp (b)	3,520	34,883
VantageSouth Bancshares, Inc. (a)	230	1,369
ViewPoint Financial Group	707	19,025
Washington Trust Bancorp, Inc.	291	10,700
Webster Financial Corp.	1,634	51,536
WesBanco, Inc.	504	15,644
West Bancorporation, Inc. (b)	283	4,310
Westamerica Bancorporation (b)	499	26,088
Western Alliance Bancorp (a)	1,353	32,201
Wilshire Bancorp, Inc.	1,140	11,708
Wintrust Financial Corp.	810	37,260
Yadkin Financial Corp. (a)	291	5,482

		3,662,112

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)	165	36,881
Coca-Cola Hellenic Bottling Co.	67	4,936
Craft Brew Alliance, Inc. (a)	221	2,444
National Beverage Corp. (a)	216	4,087

		48,348

BIOTECHNOLOGY — 3.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,461	33,004
Acceleron Pharma, Inc. (a)(b)	133	4,518
Achillion Pharmaceuticals, Inc. (a)(b)	1,875	14,194
Acorda Therapeutics, Inc. (a)	795	26,799
Aegerion Pharmaceuticals, Inc. (a)(b)	556	17,842
Agios Pharmaceuticals, Inc. (a)(b)	190	8,706
Alkermes PLC (a)	2,497	125,674
Alnylam Pharmaceuticals, Inc. (a)(b)	1,161	73,340
AMAG Pharmaceuticals, Inc. (a)(b)	437	9,055
Anacor Pharmaceuticals, Inc. (a)	509	9,025
Arena Pharmaceuticals, Inc. (a)(b)	4,165	24,407
ARIAD Pharmaceuticals, Inc. (a)(b)	2,915	18,569
Array BioPharma, Inc. (a)(b)	2,225	10,146
Arrowhead Research Corp. (a)	900	12,879
Auspex Pharmaceuticals, Inc. (a)(b)	180	4,009
BioCryst Pharmaceuticals, Inc. (a)	1,200	15,300
BioMarin Pharmaceutical, Inc. (a)	2,580	160,502
Biotime, Inc. (a)(b)	723	2,205
Bluebird Bio, Inc. (a)	290	11,185
Celldex Therapeutics, Inc. (a)(b)	1,590	25,949
Cepheid, Inc. (a)(b)	1,225	58,726
Chelsea Therapeutics International, Ltd. (a)(c)	696	0
ChemoCentryx, Inc. (a)(b)	512	2,995
Chimerix, Inc. (a)	439	9,632
Clovis Oncology, Inc. (a)(b)	353	14,618
CTI BioPharma Corp. (a)(b)	2,156	6,058
Cubist Pharmaceuticals, Inc. (a)	1,316	91,883
Cytokinetics, Inc. (a)(b)	512	2,447
Cytori Therapeutics, Inc. (a)(b)	1,222	2,921
Dendreon Corp. (a)(b)	3,018	6,941
Dicerna Pharmaceuticals, Inc. (a)(b)	90	2,031
Durata Therapeutics, Inc. (a)	206	3,508
Dyax Corp. (a)	2,441	23,434
Dynavax Technologies Corp. (a)	5,378	8,605
Emergent Biosolutions, Inc. (a)	497	11,163
Enanta Pharmaceuticals, Inc. (a)(b)	69	2,972
Epizyme, Inc. (a)(b)	152	4,730
Exact Sciences Corp. (a)(b)	1,385	23,587
Exelixis, Inc. (a)(b)	3,522	11,940
Five Prime Therapeutics, Inc. (a)(b)	90	1,400
Foundation Medicine, Inc. (a)(b)	180	4,853
Galena Biopharma, Inc. (a)(b)	1,757	5,376
Genomic Health, Inc. (a)(b)	278	7,617
Geron Corp. (a)(b)	2,521	8,092
Halozyme Therapeutics, Inc. (a)	1,731	17,102
Hyperion Therapeutics, Inc. (a)	139	3,628
Idenix Pharmaceuticals, Inc. (a)	1,945	46,874
ImmunoGen, Inc. (a)(b)	1,662	19,695
Immunomedics, Inc. (a)(b)	1,446	5,278
Incyte Corp. (a)	2,532	142,906
Infinity Pharmaceuticals, Inc. (a)(b)	939	11,963
Inovio Pharmaceuticals, Inc. (a)	1,100	11,891
Insmed, Inc. (a)	662	13,227
Insys Therapeutics, Inc. (a)(b)	168	5,247
Intercept Pharmaceuticals, Inc. (a)(b)	218	51,585
InterMune, Inc. (a)(b)	1,757	77,572
Intrexon Corp. (a)(b)	580	14,575
Ironwood Pharmaceuticals, Inc. (a)(b)	2,034	31,181
Isis Pharmaceuticals, Inc. (a)(b)	2,068	71,243
Karyopharm Therapeutics, Inc. (a)(b)	180	8,379
Keryx Biopharmaceuticals, Inc. (a)(b)	1,587	24,408
Kindred Biosciences, Inc. (a)(b)	180	3,355
KYTHERA Biopharmaceuticals, Inc. (a)(b)	221	8,480
Lexicon Pharmaceuticals, Inc. (a)	4,391	7,070
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	365	22,736

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

MacroGenics, Inc. (a)	349	$7,584
MannKind Corp. (a)(b)	3,981	43,751
Medivation, Inc. (a)(b)	1,328	102,362
Merrimack Pharmaceuticals, Inc. (a)(b)	1,711	12,473
MiMedx Group, Inc. (a)(b)	1,572	11,145
Momenta Pharmaceuticals, Inc. (a)	942	11,379
Myriad Genetics, Inc. (a)(b)	1,315	51,180
Navidea Biopharmaceuticals, Inc. (a)(b)	2,302	3,407
Neurocrine Biosciences, Inc. (a)	1,299	19,277
NewLink Genetics Corp. (a)	368	9,770
Novavax, Inc. (a)(b)	3,308	15,283
NPS Pharmaceuticals, Inc. (a)	1,857	61,374
OncoMed Pharmaceuticals, Inc. (a)	90	2,097
Ophthotech Corp. (a)	180	7,616
OPKO Health, Inc. (a)(b)	3,634	32,125
Orexigen Therapeutics, Inc. (a)(b)	1,793	11,081
Organovo Holdings, Inc. (a)	1,100	9,185
Osiris Therapeutics, Inc. (a)	278	4,342
OvaScience, Inc. (a)(b)	134	1,229
PDL BioPharma, Inc. (b)	3,010	29,137
Peregrine Pharmaceuticals, Inc. (a)(b)	2,635	4,954
Pharmacyclics, Inc. (a)(b)	1,072	96,169
Portola Pharmaceuticals, Inc. (a)	624	18,208
Progenics Pharmaceuticals, Inc. (a)(b)	1,175	5,064
Prothena Corp. PLC (a)(b)	301	6,788
PTC Therapeutics, Inc. (a)	180	4,705
Puma Biotechnology, Inc. (a)	432	28,512
Raptor Pharmaceutical Corp. (a)(b)	1,083	12,509
Receptos, Inc. (a)	152	6,475
Regulus Therapeutics, Inc. (a)(b)	134	1,077
Repligen Corp. (a)(b)	566	12,899
Retrophin, Inc. (a)(b)	360	4,226
Rigel Pharmaceuticals, Inc. (a)	1,649	5,986
Sangamo Biosciences, Inc. (a)(b)	1,091	16,660
Sarepta Therapeutics, Inc. (a)	656	19,542
Seattle Genetics, Inc. (a)(b)	1,814	69,385
Spectrum Pharmaceuticals, Inc. (a)(b)	1,150	9,349
Stemline Therapeutics, Inc. (a)(b)	134	1,966
Sunesis Pharmaceuticals, Inc. (a)	653	4,258
Synageva BioPharma Corp. (a)(b)	368	38,566
Synergy Pharmaceuticals, Inc. (a)(b)	1,500	6,105
Synta Pharmaceuticals Corp. (a)(b)	795	3,252
TESARO, Inc. (a)(b)	206	6,409
TG Therapeutics, Inc. (a)(b)	202	1,897
Threshold Pharmaceuticals, Inc. (a)	942	3,730
Trius Therapeutics, Inc. (a)(c)	800	0
Ultragenyx Pharmaceutical, Inc. (a)(b)	90	4,040
United Therapeutics Corp. (a)	805	71,234
Vanda Pharmaceuticals, Inc. (a)(b)	584	9,449
Verastem, Inc. (a)(b)	285	2,582
Xencor, Inc. (a)	270	3,137
XOMA Corp. (a)(b)	1,227	5,632
ZIOPHARM Oncology, Inc. (a)(b)	1,296	5,223

		2,457,017

BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	1,345	66,685
AAON, Inc.	494	16,559
American Woodmark Corp. (a)	221	7,043
Apogee Enterprises, Inc.	491	17,116
Armstrong World Industries, Inc. (a)	836	48,011
Builders FirstSource, Inc. (a)(b)	864	6,463
Continental Building Products, Inc. (a)	270	4,158
Fortune Brands Home & Security, Inc.	2,883	115,118
Gibraltar Industries, Inc. (a)	571	8,856
Griffon Corp.	864	10,714
Insteel Industries, Inc.	365	7,172
Lennox International, Inc.	834	74,701
Masonite International Corp. (a)	500	28,130
NCI Building Systems, Inc. (a)	440	8,549
Norcraft Cos, Inc. (a)	180	2,576
Nortek, Inc. (a)	176	15,798
Owens Corning	2,014	77,902
Patrick Industries, Inc. (a)	149	6,942
PGT, Inc. (a)	651	5,514
Ply Gem Holdings, Inc. (a)	283	2,858
Quanex Building Products Corp.	720	12,866
Simpson Manufacturing Co., Inc.	705	25,634
Trex Co., Inc. (a)	680	19,598
Universal Forest Products, Inc.	355	17,136
USG Corp. (a)(b)	1,467	44,201

		650,300

CAPITAL MARKETS — 1.6%
Arlington Asset Investment Corp. (Class A) (b)	283	7,734
Artisan Partners Asset Management, Inc.	496	28,113
BGC Partners, Inc. (Class A)	2,446	18,198
Calamos Asset Management, Inc. (Class A)	355	4,753
CIFC Corp. (b)	133	1,198
Cohen & Steers, Inc. (b)	360	15,617
Cowen Group, Inc. (Class A) (a)	1,870	7,891
Diamond Hill Investment Group, Inc.	77	9,834
Eaton Vance Corp.	2,118	80,039
Evercore Partners, Inc. (Class A)	566	32,624
FBR & Co. (a)	139	3,771
Federated Investors, Inc. (Class B) (b)	1,630	50,400
Financial Engines, Inc. (b)	934	42,291
FXCM, Inc. (Class A) (b)	725	10,846
GAMCO Investors, Inc. (Class A)	152	12,624
GFI Group, Inc.	1,374	4,562
Greenhill & Co., Inc. (b)	494	24,329
HFF, Inc. (Class A)	551	20,492
ICG Group, Inc. (a)	715	14,929
Intl. FCStone, Inc. (a)	293	5,837
Investment Technology Group, Inc. (a)	720	12,154
Janus Capital Group, Inc. (b)	2,576	32,148
KCG Holdings, Inc. (Class A) (a)	965	11,464
Ladenburg Thalmann Financial Services, Inc. (a)(b)	1,932	6,086
Lazard, Ltd. (Class A)	2,151	110,906
LPL Investment Holdings, Inc.	1,518	75,505
Manning & Napier, Inc.	291	5,023
Marcus & Millichap, Inc. (a)	90	2,296
Oppenheimer Holdings, Inc. (Class A)	221	5,302
Piper Jaffray Co., Inc. (a)	278	14,392
Pzena Investment Management, Inc. (Class A)	216	2,411
Raymond James Financial, Inc.	2,158	109,475

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Safeguard Scientifics, Inc. (a)(b)	440	$9,148
SEI Investments Co.	2,349	76,977
Silvercrest Asset Management Group, Inc. (Class A)	90	1,549
Stifel Financial Corp. (a)	1,196	56,631
SWS Group, Inc. (a)	581	4,230
TD Ameritrade Holding Corp.	4,675	146,561
Virtus Investment Partners, Inc. (a)	136	28,798
Waddell & Reed Financial, Inc. (Class A)	1,526	95,512
Walter Investment Management Corp. (a)(b)	633	18,851
Westwood Holdings Group, Inc.	147	8,826
WisdomTree Investments, Inc. (a)(b)	1,857	22,953

		1,253,280

CHEMICALS — 2.7%
A. Schulman, Inc.	579	22,407
Advanced Emissions Solutions, Inc. (a)	440	10,089
Albemarle Corp.	1,389	99,313
American Vanguard Corp. (b)	581	7,681
Ashland, Inc.	1,352	147,016
Axiall Corp.	1,213	57,339
Balchem Corp.	576	30,851
Cabot Corp.	1,160	67,268
Calgon Carbon Corp. (a)	998	22,285
Celanese Corp. (Series A)	2,676	172,013
Chase Corp.	149	5,087
Chemtura Corp. (a)	1,775	46,381
Cytec Industries, Inc.	585	61,671
Ferro Corp. (a)	1,361	17,094
Flotek Industries, Inc. (a)(b)	941	30,263
FutureFuel Corp. (b)	437	7,250
H.B. Fuller Co.	926	44,541
Hawkins, Inc.	134	4,977
Huntsman Corp.	3,521	98,940
Innophos Holdings, Inc.	335	19,286
Innospec, Inc.	427	18,434
Intrepid Potash, Inc. (a)(b)	1,086	18,201
KMG Chemicals, Inc.	139	2,499
Koppers Holdings, Inc.	350	13,387
Kraton Performance Polymers, Inc. (a)	653	14,621
Kronos Worldwide, Inc.	388	6,080
Landec Corp. (a)	504	6,295
LSB Industries, Inc. (a)	358	14,918
Marrone Bio Innovations, Inc. (a)(b)	180	2,092
Minerals Technologies, Inc.	641	42,037
NewMarket Corp.	158	61,953
Olin Corp. (b)	1,400	37,688
OM Group, Inc.	566	18,355
Omnova Solutions, Inc. (a)	942	8,563
Platform Specialty Products Corp. (a)	1,500	42,045
PolyOne Corp.	1,660	69,952
Quaker Chemical Corp.	254	19,505
Rayonier Advanced Materials, Inc. (a)	750	29,075
Rentech, Inc. (a)	4,307	11,155
Rockwood Holdings, Inc.	1,285	97,647
RPM International, Inc.	2,344	108,246
Senomyx, Inc. (a)	700	6,055
Sensient Technologies Corp.	827	46,080
Stepan Co.	360	19,030
Taminco Corp. (a)	283	6,583
The Scotts Miracle-Gro Co. (Class A)	792	45,033
Trecora Resources (a)	355	4,203
Tredegar Corp.	512	11,986
Tronox, Ltd. (Class A), (Class A)	1,100	29,590
Valspar Corp.	1,481	112,837
W.R. Grace & Co. (a)	1,318	124,591
Westlake Chemical Corp.	766	64,160
Zep, Inc.	432	7,629

		2,092,277

COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	996	26,872
ACCO Brands Corp. (a)	2,153	13,801
ARC Document Solutions, Inc. (a)	718	4,207
Brady Corp. (Class A)	857	25,599
Casella Waste Systems, Inc. (Class A) (a)(b)	713	3,572
Ceco Environmental Corp.	261	4,069
Cenveo, Inc. (a)(b)	996	3,695
Civeo Corp. (a)	1,620	40,549
Clean Harbors, Inc. (a)(b)	1,068	68,619
Copart, Inc. (a)	1,959	70,446
Covanta Holding Corp.	1,895	39,056
Deluxe Corp.	924	54,128
Ennis, Inc.	504	7,691
G & K Services, Inc. (Class A)	355	18,485
Healthcare Services Group, Inc. (b)	1,289	37,948
Heritage-Crystal Clean, Inc. (a)(b)	137	2,689
Herman Miller, Inc.	1,067	32,266
HNI Corp.	759	29,685
Innerworkings, Inc. (a)(b)	867	7,370
Interface, Inc.	1,155	21,760
KAR Auction Services, Inc.	2,491	79,388
Kimball International, Inc. (Class B)	653	10,918
Knoll, Inc.	934	16,186
McGrath Rentcorp	419	15,398
Mobile Mini, Inc.	715	34,241
MSA Safety, Inc.	494	28,395
Multi-Color Corp. (b)	211	8,442
NL Industries, Inc. (b)	131	1,217
Performant Financial Corp. (a)	432	4,363
Quad Graphics, Inc.	509	11,386
R.R. Donnelley & Sons Co.	3,590	60,886
Rollins, Inc.	1,110	33,300
Schawk, Inc.	296	6,027
SP Plus Corp. (a)	286	6,118
Steelcase, Inc. (Class A)	1,482	22,423
Team, Inc. (a)	350	14,357
Tetra Tech, Inc.	1,217	33,468
The Brink’s Co. (b)	849	23,959
UniFirst Corp.	288	30,528
United Stationers, Inc.	705	29,236
US Ecology, Inc.	360	17,622
Viad Corp.	350	8,344
Waste Connections, Inc.	2,121	102,975
West Corp.	673	18,036

		1,129,720

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	1,065	$24,026
Alliance Fiber Optic Products, Inc. (b)	306	5,539
Applied Optoelectronics, Inc. (a)	90	2,088
Arris Group, Inc. (a)	2,133	69,386
Aruba Networks, Inc. (a)(b)	1,858	32,552
Bel Fuse, Inc. (Class B)	221	5,673
Black Box Corp.	283	6,633
Brocade Communications Systems, Inc.	7,641	70,297
CalAmp Corp. (a)	641	13,884
Calix, Inc. (a)	797	6,519
Ciena Corp. (a)(b)	1,935	41,912
CommScope Holding Co., Inc. (a)	1,120	25,906
Comtech Telecommunications Corp.	278	10,378
Digi International, Inc. (a)	504	4,748
EchoStar Corp. (Class A) (a)	762	40,340
Emulex Corp. (a)	1,451	8,271
Extreme Networks, Inc. (a)	1,803	8,005
Finisar Corp. (a)(b)	1,708	33,733
Harmonic, Inc. (a)	1,817	13,555
Infinera Corp. (a)(b)	2,230	20,516
InterDigital, Inc. (b)	692	33,078
Ixia (a)	1,078	12,322
JDS Uniphase Corp. (a)	4,018	50,104
KVH Industries, Inc. (a)	283	3,687
Netgear, Inc. (a)	713	24,791
Numerex Corp. (Class A) (a)(b)	293	3,367
Oplink Communications, Inc. (a)	358	6,075
Palo Alto Networks, Inc. (a)(b)	891	74,710
Parkervision, Inc. (a)(b)	1,731	2,562
Plantronics, Inc.	782	37,575
Polycom, Inc. (a)	2,477	31,037
Procera Networks, Inc. (a)(b)	350	3,531
Riverbed Technology, Inc. (a)	2,771	57,166
Ruckus Wireless, Inc. (a)	867	10,326
ShoreTel, Inc. (a)	1,157	7,544
Sonus Networks, Inc. (a)	3,545	12,727
Tessco Technologies, Inc.	62	1,967
Ubiquiti Networks, Inc. (a)(b)	509	23,002
ViaSat, Inc. (a)	710	41,152

		880,684

CONSTRUCTION & ENGINEERING — 0.8%
Aecom Technology Corp. (a)	1,782	57,380
Aegion Corp. (a)(b)	710	16,522
Ameresco, Inc. (Class A) (a)(b)	355	2,496
Argan, Inc.	293	10,926
Chicago Bridge & Iron Co. NV	1,750	119,350
Comfort Systems USA, Inc.	720	11,376
Dycom Industries, Inc. (a)	651	20,383
EMCOR Group, Inc.	1,145	50,987
Foster Wheeler AG	1,700	57,919
Furmanite Corp. (a)	720	8,381
Granite Construction, Inc.	711	25,582
Great Lakes Dredge & Dock Corp. (a)	1,153	9,212
KBR, Inc.	2,608	62,201
Layne Christensen Co. (a)(b)	355	4,721
Mastec, Inc. (a)	1,060	32,669
MYR Group, Inc. (a)	440	11,145
Northwest Pipe Co. (a)	134	5,404
Orion Marine Group, Inc. (a)	499	5,404
Pike Corp. (a)	504	4,516
Primoris Services Corp.	638	18,400
Sterling Construction Co., Inc. (a)	278	2,608
Tutor Perini Corp. (a)	720	22,853
URS Corp.	1,224	56,120

		616,555

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	896	84,475
Headwaters, Inc. (a)	1,356	18,835
Martin Marietta Materials, Inc. (b)	776	102,471
Texas Industries, Inc. (a)	437	40,361
United States Lime & Minerals, Inc.	49	3,175
US Concrete, Inc. (a)(b)	296	7,326

		256,643

CONSUMER FINANCE — 0.5%
Ally Financial, Inc. (a)	4,700	112,377
Cash America International, Inc.	489	21,726
Consumer Portfolio Services, Inc. (a)	368	2,804
Credit Acceptance Corp. (a)	144	17,726
Encore Capital Group, Inc. (a)(b)	423	19,213
Ezcorp, Inc. (Class A) (a)(b)	1,011	11,677
First Cash Financial Services, Inc. (a)	481	27,701
Green Dot Corp. (Class A) (a)	504	9,566
JGWPT Holdings, Inc. (Class A) (a)(b)	180	2,027
Nelnet, Inc. (Class A)	430	17,815
Nicholas Financial, Inc.	221	3,174
Portfolio Recovery Associates, Inc. (a)(b)	924	55,006
Regional Management Corp. (a)	62	959
Santander Consumer USA Holdings, Inc.	1,620	31,493
SLM Corp.	7,388	61,394
Springleaf Holdings, Inc. (a)(b)	450	11,677
World Acceptance Corp. (a)(b)	170	12,913

		419,248

CONTAINERS & PACKAGING — 0.9%
AEP Industries, Inc. (a)	67	2,336
AptarGroup, Inc.	1,123	75,252
Berry Plastics Group, Inc. (a)	1,583	40,841
Crown Holdings, Inc. (a)	2,378	118,329
Graphic Packaging Holding Co. (a)	5,665	66,281
Greif, Inc. (Class A)	602	32,845
Myers Industries, Inc.	584	11,733
Packaging Corp. of America	1,732	123,821
Rock-Tenn Co. (Class A)	1,228	129,665
Silgan Holdings, Inc.	754	38,318
Sonoco Products Co.	1,794	78,810
UFP Technologies, Inc. (a)	62	1,494

		719,725

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	432	19,712
LKQ Corp. (a)	5,307	141,644
Pool Corp.	754	42,646
VOXX International Corp. (a)	360	3,388
Weyco Group, Inc.	149	4,084

		211,474

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)(b)	275	$9,454
Apollo Education Group, Inc. (a)	1,768	55,250
Ascent Capital Group Inc (Class A) (a)	193	12,740
Bridgepoint Education, Inc. (a)	360	4,781
Bright Horizons Family Solutions, Inc. (a)	511	21,942
Capella Education Co.	216	11,748
Career Education Corp. (a)	1,083	5,068
Carriage Services, Inc.	283	4,848
Chegg, Inc. (a)(b)	1,270	8,941
DeVry Education Group, Inc.	1,137	48,141
Education Management Corp. (a)(b)	422	713
Grand Canyon Education, Inc. (a)	857	39,396
Houghton Mifflin Harcourt Co. (a)	1,860	35,638
ITT Educational Services, Inc. (a)(b)	427	7,127
JTH Holding, Inc. (Class A) (a)	67	2,232
K12, Inc. (a)	499	12,011
LifeLock, Inc. (a)(b)	1,147	16,012
Matthews International Corp. (Class A)	494	20,536
Regis Corp. (b)	941	13,249
Service Corp. International	3,684	76,332
Sotheby’s	1,082	45,433
Steiner Leisure, Ltd. (a)	288	12,468
Strayer Education, Inc. (a)	216	11,342
Universal Technical Institute, Inc.	437	5,305
Weight Watchers International, Inc. (b)	477	9,621

		490,328

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	1,490	73,323
Gain Capital Holdings, Inc. (b)	210	1,653
Interactive Brokers Group, Inc. (Class A)	852	19,843
MarketAxess Holdings, Inc.	620	33,517
Marlin Business Services Corp.	139	2,528
MSCI, Inc. (Class A) (a)	2,003	91,838
NewStar Financial, Inc. (a)	504	7,086
PHH Corp. (a)(b)	1,073	24,657
Pico Holdings, Inc. (a)	430	10,217
Resource America, Inc. (Class A)	211	1,973
Voya Financial, Inc.	2,512	91,286

		357,921

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)(b)	1,721	13,906
Atlantic Tele-Network, Inc.	124	7,192
Cbeyond, Inc. (a)	499	4,965
Cincinnati Bell, Inc. (a)	3,946	15,508
Cogent Communications Holdings, Inc.	852	29,437
Consolidated Communications Holdings, Inc. (b)	797	17,725
Enventis Corp.	293	4,641
Fairpoint Communications, Inc. (a)	440	6,147
General Communication, Inc. (Class A) (a)	566	6,271
Globalstar, Inc. (a)	4,800	20,400
Hawaiian Telcom Holdco, Inc. (a)(b)	221	6,323
IDT Corp. (Class B)	286	4,982
inContact, Inc. (a)(b)	1,001	9,199
Inteliquent, Inc.	653	9,057
Intelsat SA (a)	432	8,139
Iridium Communications, Inc. (a)(b)	1,219	10,313
Level 3 Communications, Inc. (a)	3,157	138,624
Lumos Networks Corp.	281	4,066
magicJack VocalTec, Ltd. (a)(b)	360	5,443
ORBCOMM, Inc. (a)	725	4,778
Premiere Global Services, Inc. (a)	939	12,536
tw telecom, Inc. (a)	2,411	97,187
Vonage Holdings Corp. (a)	2,938	11,017

		447,856

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc. (b)	697	35,791
Cleco Corp.	1,024	60,365
El Paso Electric Co.	707	28,428
Great Plains Energy, Inc.	2,641	70,964
Hawaiian Electric Industries, Inc. (b)	1,782	45,120
IDACORP, Inc. (b)	835	48,288
ITC Holdings Corp.	2,764	100,831
MGE Energy, Inc.	640	25,286
NRG Yield, Inc. (Class A) (b)	350	18,217
OGE Energy Corp.	3,434	134,201
Otter Tail Corp.	635	19,234
PNM Resources, Inc.	1,405	41,209
Portland General Electric Co. (b)	1,428	49,509
The Empire District Electric Co.	782	20,082
UIL Holdings Corp.	1,014	39,252
Unitil Corp.	293	9,912
UNS Energy Corp.	690	41,683
Westar Energy, Inc. (b)	2,233	85,278

		873,650

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	755	104,379
AZZ, Inc.	509	23,455
Capstone Turbine Corp. (a)(b)	5,814	8,779
Encore Wire Corp.	350	17,164
EnerSys (b)	839	57,715
Enphase Energy, Inc. (a)	283	2,420
Franklin Electric Co., Inc.	851	34,321
FuelCell Energy, Inc. (a)(b)	3,010	7,224
Generac Holdings, Inc. (a)(b)	1,197	58,342
General Cable Corp.	929	23,838
Global Power Equipment Group, Inc.	368	5,947
GrafTech International, Ltd. (a)(b)	2,225	23,273
Hubbell, Inc. (Class B)	1,009	124,258
LSI Industries, Inc.	437	3,487
Plug Power, Inc. (a)	2,900	13,572
Polypore International, Inc. (a)	754	35,988
Powell Industries, Inc.	183	11,965
Power Solutions International, Inc. (a)(b)	62	4,462
PowerSecure International, Inc. (a)(b)	360	3,506
Preformed Line Products Co.	77	4,145
Regal-Beloit Corp.	754	59,234
Revolution Lighting Technologies, Inc. (a)(b)	576	1,325
SolarCity Corp. (a)(b)	737	52,032
The Babcock & Wilcox Co.	1,904	61,804
Thermon Group Holdings, Inc. (a)	499	13,134

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Vicor Corp. (a)	365	$3,059

		758,828

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Aeroflex Holding Corp. (a)	355	3,728
Agilysys, Inc. (a)	293	4,125
Anixter International, Inc.	511	51,136
Arrow Electronics, Inc. (a)	1,767	106,744
Avnet, Inc.	2,403	106,477
AVX Corp.	927	12,311
Badger Meter, Inc.	293	15,426
Belden, Inc.	728	56,901
Benchmark Electronics, Inc. (a)	996	25,378
CDW Corp.	1,540	49,095
Checkpoint Systems, Inc. (a)	792	11,080
Cognex Corp. (a)	1,562	59,981
Coherent, Inc. (a)	422	27,924
CTS Corp.	648	12,118
Daktronics, Inc.	725	8,642
Dolby Laboratories, Inc. (Class A) (a)(b)	858	37,066
DTS, Inc. (a)	358	6,591
Electro Rent Corp.	360	6,023
Electro Scientific Industries, Inc.	425	2,894
Fabrinet (a)	584	12,030
FARO Technologies, Inc. (a)	278	13,655
FEI Co.	703	63,783
GSI Group, Inc. (a)	574	7,307
II-VI, Inc. (a)	1,011	14,619
Ingram Micro, Inc. (Class A) (a)	2,709	79,130
Insight Enterprises, Inc. (a)	667	20,504
InvenSense, Inc. (a)(b)	1,075	24,392
IPG Photonics Corp. (a)(b)	619	42,587
Itron, Inc. (a)(b)	710	28,791
Kemet Corp. (a)	864	4,968
Knowles Corp. (a)	1,520	46,725
Littelfuse, Inc.	432	40,154
Maxwell Technologies, Inc. (a)	581	8,791
Measurement Specialties, Inc. (a)	281	24,186
Mercury Computer Systems, Inc. (a)	651	7,382
Mesa Laboratories, Inc.	77	6,465
Methode Electronics, Inc. (Class A)	720	27,511
Mettler-Toledo International, Inc. (a)	511	129,375
MTS Systems Corp.	283	19,176
Multi-Fineline Electronix, Inc. (a)	139	1,535
National Instruments Corp.	1,770	57,330
Newport Corp. (a)	710	13,135
OSI Systems, Inc. (a)	353	23,563
Park Electrochemical Corp.	440	12,412
PC Connection, Inc.	134	2,771
Plexus Corp. (a)	646	27,965
RealD, Inc. (a)	795	10,144
Rofin-Sinar Technologies, Inc. (a)	584	14,039
Rogers Corp. (a)	268	17,782
Sanmina Corp. (a)	1,477	33,646
Scansource, Inc. (a)	494	18,812
Speed Commerce, Inc. (a)	797	2,981
SYNNEX Corp. (a)	504	36,716
Tech Data Corp. (a)	618	38,637
Trimble Navigation, Ltd. (a)	4,529	167,347
TTM Technologies, Inc. (a)(b)	1,001	8,208
Universal Display Corp. (a)(b)	707	22,695
Viasystems Group, Inc. (a)	69	751
Vishay Intertechnology, Inc. (b)	2,511	38,895
Vishay Precision Group, Inc. (a)	211	3,473
Zebra Technologies Corp. (Class A) (a)	875	72,030

		1,850,038

ENERGY EQUIPMENT & SERVICES — 2.1%
Atwood Oceanics, Inc. (a)	1,086	56,993
Basic Energy Services, Inc. (a)	576	16,831
Bristow Group, Inc.	581	46,840
C&J Energy Services, Inc. (a)(b)	862	29,118
CARBO Ceramics, Inc.	345	53,171
CHC Group, Ltd. (a)(b)	630	5,317
Dawson Geophysical Co.	139	3,982
Dresser-Rand Group, Inc. (a)	1,326	84,506
Dril-Quip, Inc. (a)	755	82,476
Era Group, Inc. (a)	350	10,038
Exterran Holdings, Inc.	1,068	48,049
Forum Energy Technologies, Inc. (a)	1,010	36,794
Frank’s International NV (b)	630	15,498
Geospace Technologies Corp. (a)(b)	206	11,347
Gulf Island Fabrication, Inc.	291	6,262
Gulfmark Offshore, Inc. (Class A)	497	22,455
Helix Energy Solutions Group, Inc. (a)	1,852	48,726
Hercules Offshore, Inc. (a)(b)	3,008	12,092
Hornbeck Offshore Services, Inc. (a)(b)	638	29,935
ION Geophysical Corp. (a)(b)	2,506	10,575
Key Energy Services, Inc. (a)(b)	2,253	20,593
Matrix Service Co. (a)	504	16,526
McDermott International, Inc. (a)(b)	4,285	34,666
Mitcham Industries, Inc. (a)	206	2,880
Natural Gas Services Group, Inc. (a)	211	6,976
Newpark Resources, Inc. (a)	1,654	20,609
North Atlantic Drilling, Ltd.	1,350	14,337
Nuverra Environmental Solutions, Inc. (a)(b)	272	5,470
Oceaneering International, Inc.	1,844	144,072
Oil States International, Inc. (a)	810	51,913
Parker Drilling Co. (a)	2,305	15,029
Patterson-UTI Energy, Inc.	2,550	89,097
PHI, Inc. (a)(b)	209	9,315
Pioneer Energy Services Corp. (a)	1,230	21,574
RigNet, Inc. (a)	211	11,356
RPC, Inc.	1,169	27,460
SEACOR Holdings, Inc. (a)(b)	351	28,870
Seadrill, Ltd. (b)	6,183	247,011
Seventy Seven Energy, Inc. (a)	700	16,485
Superior Energy Services, Inc.	2,719	98,265
Tesco Corp.	574	12,249
Tetra Technologies, Inc. (a)	1,512	17,811
Tidewater, Inc.	909	51,040
Unit Corp. (a)	855	58,850
Vantage Drilling Co. (a)(b)	3,887	7,463
Willbros Group, Inc. (a)	797	9,843

		1,670,765

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.6%
Casey’s General Stores, Inc.	715	$50,257
Fairway Group Holdings Corp. (a)(b)	283	1,882
Ingles Markets, Inc. (Class A)	209	5,507
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	137	2,933
PriceSmart, Inc.	370	32,205
Rite Aid Corp. (a)	17,085	122,499
Roundy’s, Inc.	509	2,805
SpartanNash Co.	689	14,476
Sprouts Farmers Market, Inc. (a)(b)	1,660	54,315
SUPERVALU, Inc. (a)	3,879	31,885
Susser Holdings Corp. (a)	365	29,463
The Andersons, Inc.	540	27,853
The Chefs’ Warehouse, Inc. (a)(b)	293	5,793
The Fresh Market, Inc. (a)(b)	783	26,207
The Pantry, Inc. (a)	427	6,917
United Natural Foods, Inc. (a)	825	53,708
Village Super Market, Inc. (Class A)	149	3,521
Weis Markets, Inc.	216	9,878

		482,104

FOOD PRODUCTS — 1.6%
Alico, Inc. (b)	77	2,887
Annie’s, Inc. (a)	203	6,865
B&G Foods, Inc.	1,001	32,723
Boulder Brands, Inc. (a)	1,152	16,335
Bunge, Ltd.	2,609	197,345
Cal-Maine Foods, Inc.	288	21,404
Calavo Growers, Inc.	211	7,138
Chiquita Brands International, Inc. (a)	854	9,266
Darling Ingredients, Inc. (a)	2,848	59,523
Dean Foods Co. (b)	1,768	31,099
Diamond Foods, Inc. (a)	432	12,182
Farmer Brothers Co. (a)	152	3,285
Flowers Foods, Inc.	3,033	63,936
Fresh Del Monte Produce, Inc.	718	22,007
Hain Celestial Group, Inc. (a)	852	75,607
Hillshire Brands Co.	2,094	130,456
Ingredion, Inc.	1,328	99,653
Inventure Foods, Inc. (a)	293	3,302
J&J Snack Foods Corp.	288	27,107
John B Sanfilippo & Son, Inc.	139	3,679
Lancaster Colony Corp.	360	34,258
Lifeway Foods, Inc. (b)	67	937
Limoneira Co. (b)	221	4,855
Omega Protein Corp. (a)	355	4,856
Pilgrim’s Pride Corp. (a)	1,147	31,382
Pinnacle Foods, Inc.	948	31,189
Post Holdings, Inc. (a)	743	37,826
Sanderson Farms, Inc. (b)	427	41,504
Seaboard Corp. (a)	5	15,101
Seneca Foods Corp. (Class A) (a)	139	4,253
Snyders-Lance, Inc. (b)	851	22,518
Tootsie Roll Industries, Inc. (b)	365	10,746
TreeHouse Foods, Inc. (a)	683	54,688
WhiteWave Foods Co. (Class A) (a)	3,068	99,311

		1,219,223

GAS UTILITIES — 0.9%
Atmos Energy Corp.	1,778	94,945
Chesapeake Utilities Corp.	124	8,845
National Fuel Gas Co.	1,483	116,119
New Jersey Resources Corp. (b)	687	39,269
Northwest Natural Gas Co. (b)	499	23,528
ONE Gas, Inc.	890	33,598
Piedmont Natural Gas Co., Inc.	1,383	51,738
Questar Corp.	3,040	75,392
South Jersey Industries, Inc.	566	34,192
Southwest Gas Corp.	852	44,977
The Laclede Group, Inc.	622	30,198
UGI Corp.	2,044	103,222
WGL Holdings, Inc.	884	38,100

		694,123

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abaxis, Inc. (b)	432	19,142
ABIOMED, Inc. (a)(b)	713	17,925
Accuray, Inc. (a)(b)	1,443	12,698
Alere, Inc. (a)	1,497	56,018
Align Technology, Inc. (a)	1,356	75,990
Analogic Corp.	211	16,509
AngioDynamics, Inc. (a)	512	8,361
Anika Therapeutics, Inc. (a)	211	9,776
Antares Pharma, Inc. (a)(b)	2,151	5,743
AtriCure, Inc. (a)	440	8,087
Atrion Corp. (b)	28	9,128
Cantel Medical Corp.	562	20,580
Cardiovascular Systems, Inc. (a)	440	13,710
Cerus Corp. (a)(b)	1,371	5,690
CONMED Corp.	494	21,810
CryoLife, Inc.	497	4,448
Cyberonics, Inc. (a)(b)	494	30,855
Cynosure, Inc. (Class A) (a)	358	7,608
Derma Sciences, Inc. (a)	293	3,387
DexCom, Inc. (a)	1,276	50,606
Endologix, Inc. (a)	1,227	18,663
Exactech, Inc. (a)	224	5,652
GenMark Diagnostics, Inc. (a)(b)	581	7,861
Globus Medical, Inc. (Class A) (a)	996	23,824
Greatbatch, Inc. (a)	422	20,703
Haemonetics Corp. (a)	923	32,563
HealthStream, Inc. (a)	350	8,505
HeartWare International, Inc. (a)	311	27,524
Hill-Rom Holdings, Inc.	1,062	44,084
Hologic, Inc. (a)	4,163	105,532
ICU Medical, Inc. (a)	206	12,527
IDEXX Laboratories, Inc. (a)(b)	854	114,069
Insulet Corp. (a)(b)	1,001	39,710
Integra LifeSciences Holdings Corp. (a)	443	20,848
Invacare Corp.	656	12,051
LDR Holding Corp. (a)	163	4,077
Masimo Corp. (a)	934	22,042
Meridian Bioscience, Inc. (b)	790	16,306
Merit Medical Systems, Inc. (a)	783	11,823
Natus Medical, Inc. (a)	574	14,430
Neogen Corp. (a)	679	27,479
NuVasive, Inc. (a)	867	30,839
NxStage Medical, Inc. (a)	1,152	16,554

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

OraSure Technologies, Inc. (a)(b)	1,083	$9,325
Orthofix International NV (a)	355	12,869
Oxford Immunotec Global PLC (a)	176	2,962
PhotoMedex, Inc. (a)(b)	293	3,589
Quidel Corp. (a)	494	10,922
ResMed, Inc. (b)	2,461	124,600
Rockwell Medical, Inc. (a)(b)	710	8,513
RTI Surgical, Inc. (a)	1,078	4,689
Sirona Dental Systems, Inc. (a)	1,007	83,037
Spectranetics Corp. (a)(b)	795	18,190
Staar Surgical Co. (a)(b)	723	12,146
STERIS Corp.	1,026	54,871
SurModics, Inc. (a)	286	6,126
Symmetry Medical, Inc. (a)	720	6,379
Tandem Diabetes Care, Inc. (a)(b)	180	2,927
Teleflex, Inc.	697	73,603
The Cooper Cos., Inc.	806	109,237
Thoratec Corp. (a)	973	33,919
Tornier NV (a)	504	11,784
Unilife Corp. (a)(b)	1,716	5,079
Utah Medical Products, Inc.	72	3,704
Vascular Solutions, Inc. (a)	278	6,169
Volcano Corp. (a)(b)	996	17,540
West Pharmaceutical Services, Inc.	1,286	54,243
Wright Medical Group, Inc. (a)	795	24,963
Zeltiq Aesthetics, Inc. (a)(b)	365	5,544

		1,742,667

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	638	29,029
Addus HomeCare Corp. (a)	62	1,394
Air Methods Corp. (a)(b)	710	36,671
Alliance HealthCare Services, Inc. (a)	67	1,809
Almost Family, Inc. (a)	139	3,069
Amedisys, Inc. (a)(b)	566	9,475
AMN Healthcare Services, Inc. (a)	857	10,541
AmSurg Corp. (a)	566	25,793
athenahealth, Inc. (a)(b)	685	85,714
Bio-Reference Laboratories, Inc. (a)	422	12,753
BioScrip, Inc. (a)(b)	1,158	9,658
Brookdale Senior Living, Inc. (a)	2,169	72,314
Capital Senior Living Corp. (a)	581	13,851
Catamaran Corp. (a)	3,641	160,787
Centene Corp. (a)	996	75,308
Chemed Corp. (b)	260	24,367
Chindex International, Inc. (a)	211	4,999
Community Health Systems, Inc. (a)	1,988	90,196
Corvel Corp. (a)	216	9,759
Cross Country Healthcare, Inc. (a)	499	3,253
Emeritus Corp. (a)	697	22,060
Envision Healthcare Holdings, Inc. (a)	1,400	50,274
ExamWorks Group, Inc. (a)	574	18,213
Five Star Quality Care, Inc. (a)	782	3,918
Gentiva Health Services, Inc. (a)	569	8,569
Hanger, Inc. (a)	643	20,222
HCA Holdings, Inc. (a)	5,683	320,407
Health Net, Inc. (a)	1,390	57,741
HealthSouth Corp.	1,541	55,276
Healthways, Inc. (a)(b)	641	11,243
Henry Schein, Inc. (a)	1,518	180,141
HMS Holdings Corp. (a)	1,578	32,207
IPC The Hospitalist Co. (a)	278	12,293
Kindred Healthcare, Inc.	998	23,054
Landauer, Inc. (b)	193	8,106
LHC Group, Inc. (a)	211	4,509
LifePoint Hospitals, Inc. (a)	804	49,928
Magellan Health, Inc. (a)	499	31,058
MEDNAX, Inc. (a)	1,758	102,228
Molina Healthcare, Inc. (a)(b)	494	22,047
MWI Veterinary Supply, Inc. (a)	256	36,349
National Healthcare Corp.	217	12,215
National Research Corp. (Class A) (a)	224	3,134
Omnicare, Inc.	1,722	114,634
Owens & Minor, Inc. (b)	1,123	38,160
PharMerica Corp. (a)	576	16,468
Premier, Inc. (Class A) (a)	630	18,270
Select Medical Holdings Corp.	1,336	20,842
Skilled Healthcare Group, Inc. (Class A) (a)	355	2,233
Surgical Care Affiliates, Inc. (a)(b)	180	5,234
Team Health Holdings, Inc. (a)	1,190	59,429
The Ensign Group, Inc.	355	11,033
The Providence Service Corp. (a)	221	8,086
Triple-S Management Corp. (Class B) (a)	425	7,620
Universal American Corp.	715	5,956
Universal Health Services, Inc. (Class B)	1,553	148,715
US Physical Therapy, Inc.	211	7,214
VCA, Inc. (a)	1,539	54,003
WellCare Health Plans, Inc. (a)	783	58,459

		2,342,288

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,280	52,644
Computer Programs and Systems, Inc.	216	13,738
IMS Health Holdings, Inc. (a)	1,300	33,384
MedAssets, Inc. (a)	1,145	26,152
Medidata Solutions, Inc. (a)	1,004	42,981
Merge Healthcare, Inc. (a)	1,214	2,756
Omnicell, Inc. (a)	643	18,460
Veeva Systems, Inc. (Class A) (a)(b)	670	17,051
Vocera Communications, Inc. (a)(b)	435	5,742

		212,908

HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	810	20,963
Bally Technologies, Inc. (a)(b)	714	46,924
Belmond, Ltd. (Class A) (a)	1,698	24,689
Biglari Holdings, Inc. (a)	26	10,997
BJ’s Restaurants, Inc. (a)	422	14,732
Bloomin’ Brands, Inc. (a)	1,349	30,258
Bob Evans Farms, Inc.	394	19,720
Boyd Gaming Corp. (a)(b)	1,348	16,351
Bravo Brio Restaurant Group, Inc. (a)	355	5,542
Brinker International, Inc.	1,107	53,856
Buffalo Wild Wings, Inc. (a)	330	54,684
Burger King Worldwide, Inc.	1,837	50,003
Caesars Acquisition Co. (Class A) (a)	800	9,896
Caesars Entertainment Corp. (a)(b)	718	12,981
Carrols Restaurant Group, Inc. (a)	425	3,026

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Choice Hotels International, Inc.	493	$23,225
Churchill Downs, Inc.	193	17,391
Chuy’s Holdings, Inc. (a)(b)	281	10,200
ClubCorp Holdings, Inc.	360	6,674
Cracker Barrel Old Country Store, Inc.	355	35,347
Del Frisco’s Restaurant Group, Inc. (a)	219	6,036
Denny’s Corp. (a)	1,716	11,188
Diamond Resorts International, Inc. (a)	618	14,381
DineEquity, Inc.	316	25,119
Domino’s Pizza, Inc.	978	71,482
Dunkin’ Brands Group, Inc.	1,848	84,657
Einstein Noah Restaurant Group, Inc.	149	2,393
Fiesta Restaurant Group, Inc. (a)	447	20,745
Hilton Worldwide Holdings, Inc. (a)	2,320	54,056
Hyatt Hotels Corp. (Class A) (a)	758	46,223
Ignite Restaurant Group, Inc. (a)(b)	144	2,097
International Game Technology	4,300	68,413
International Speedway Corp. (Class A)	494	16,440
Interval Leisure Group, Inc.	710	15,577
Intrawest Resorts Holdings, Inc. (a)	360	4,126
Isle of Capri Casinos, Inc. (a)	437	3,741
Jack in the Box, Inc.	663	39,674
Jamba, Inc. (a)	278	3,364
Krispy Kreme Doughnuts, Inc. (a)(b)	1,212	19,368
La Quinta Holdings, Inc. (a)	800	15,312
Las Vegas Sands Corp.	6,569	500,689
Life Time Fitness, Inc. (a)(b)	682	33,241
Marcus Corp.	360	6,570
Marriott Vacations Worldwide Corp. (a)	481	28,201
MGM Resorts International (a)	6,530	172,392
Monarch Casino & Resort, Inc. (a)	139	2,104
Morgans Hotel Group Co. (a)	502	3,981
Multimedia Games Holding Co., Inc. (a)	581	17,221
Nathan’s Famous, Inc. (a)	77	4,173
Noodles & Co. (a)(b)	90	3,095
Norwegian Cruise Line Holdings, Ltd. (a)	1,599	50,688
Panera Bread Co. (Class A) (a)	414	62,030
Papa John’s International, Inc.	566	23,993
Penn National Gaming, Inc. (a)	1,331	16,158
Pinnacle Entertainment, Inc. (a)	1,068	26,892
Popeyes Louisiana Kitchen, Inc. (a)	422	18,446
Potbelly Corp. (a)	180	2,873
Red Robin Gourmet Burgers, Inc. (a)	293	20,862
Royal Caribbean Cruises, Ltd.	2,947	163,853
Ruby Tuesday, Inc. (a)	1,145	8,691
Ruth’s Hospitality Group, Inc.	728	8,991
Scientific Games Corp. (Class A) (a)	939	10,442
SeaWorld Entertainment, Inc.	1,211	34,308
Six Flags Entertainment Corp.	1,219	51,868
Sonic Corp. (a)	978	21,594
Speedway Motorsports, Inc.	214	3,905
Texas Roadhouse, Inc.	1,139	29,614
The Cheesecake Factory, Inc.	901	41,824
The Wendy’s Co. (b)	4,691	40,014
Vail Resorts, Inc.	678	52,328

		2,452,892

HOUSEHOLD DURABLES — 1.1%
Beazer Homes USA, Inc. (a)	509	10,679
Cavco Industries, Inc. (a)	147	12,539
CSS Industries, Inc.	139	3,666
Ethan Allen Interiors, Inc.	507	12,543
Flexsteel Industries, Inc.	67	2,235
Helen of Troy, Ltd. (a)	466	28,254
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,153	11,088
Installed Building Products, Inc. (a)	180	2,205
iRobot Corp. (a)	494	20,229
Jarden Corp. (a)	2,289	135,852
KB Home (b)	1,577	29,458
La-Z-Boy, Inc.	1,008	23,355
LGI Homes, Inc. (a)	180	3,285
Libbey, Inc. (a)	440	11,722
Lifetime Brands, Inc.	221	3,474
M.D.C. Holdings, Inc. (b)	710	21,506
M/I Homes, Inc. (a)	512	12,426
Meritage Homes Corp. (a)	750	31,658
NACCO Industries, Inc. (Class A)	67	3,390
NVR, Inc. (a)	77	88,596
Skullcandy, Inc. (a)	365	2,646
Standard Pacific Corp. (a)	2,794	24,028
Taylor Morrison Home Corp. (Class A) (a)	604	13,542
Tempur Sealy International, Inc. (a)	1,086	64,834
The New Home Co., Inc. (a)	180	2,543
The Ryland Group, Inc. (b)	857	33,800
Toll Brothers, Inc. (a)	3,059	112,877
TRI Pointe Homes, Inc. (a)(b)	288	4,527
Tupperware Brands Corp. (b)	882	73,823
UCP, Inc. (Class A) (a)	180	2,461
Universal Electronics, Inc. (a)	288	14,078
WCI Communities, Inc. (a)(b)	90	1,738
William Lyon Homes (Class A) (a)	293	8,919

		827,976

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (Class A) (a)	787	7,240
Church & Dwight Co., Inc.	2,370	165,782
Energizer Holdings, Inc.	1,055	128,742
Harbinger Group, Inc. (a)	1,451	18,428
Oil-Dri Corp. of America	67	2,048
Orchids Paper Products Co.	152	4,870
Spectrum Brands Holdings, Inc.	337	28,992
WD-40 Co. (b)	283	21,287

		377,389

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantic Power Corp. (b)	2,302	9,438
Calpine Corp. (a)	7,430	176,908
Dynegy, Inc. (a)	1,757	61,144
Ormat Technologies, Inc.	365	10,523
Pattern Energy Group, Inc.	660	21,853

		279,866

INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	1,114	96,495
Raven Industries, Inc. (b)	635	21,044

		117,539

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

INSURANCE — 3.9%
Alleghany Corp. (a)	288	$126,179
Allied World Assurance Company Holdings, Ltd.	1,717	65,280
Ambac Financial Group, Inc. (a)	862	23,541
American Equity Investment Life Holding Co. (b)	1,222	30,061
American Financial Group, Inc.	1,225	72,961
American National Insurance Co.	161	18,386
AMERISAFE, Inc.	360	14,641
Amtrust Financial Services, Inc. (b)	552	23,079
Arch Capital Group, Ltd. (a)	2,392	137,396
Argo Group International Holdings, Ltd.	499	25,504
Arthur J. Gallagher & Co.	2,753	128,290
Aspen Insurance Holdings, Ltd.	1,147	52,097
Assured Guaranty, Ltd.	3,005	73,622
Axis Capital Holdings, Ltd.	1,897	83,999
Baldwin & Lyons, Inc. (Class B)	134	3,476
Brown & Brown, Inc.	2,114	64,921
Citizens, Inc. (a)(b)	870	6,438
CNA Financial Corp.	504	20,372
CNO Financial Group, Inc.	3,852	68,566
Crawford & Co. (Class B) (b)	504	5,080
Donegal Group, Inc. (Class A)	144	2,203
eHealth, Inc. (a)(b)	355	13,479
EMC Insurance Group, Inc.	67	2,062
Employers Holdings, Inc.	571	12,094
Endurance Specialty Holdings, Ltd.	782	40,343
Enstar Group, Ltd. (a)	149	22,459
Erie Indemnity Co. (Class A)	439	33,039
Everest Re Group, Ltd.	784	125,824
FBL Financial Group, Inc. (Class A)	137	6,302
Fidelity & Guaranty Life	180	4,309
Fidelity National Financial, Inc. (Class A)	4,874	159,672
First American Financial Corp.	1,937	53,829
Global Indemnity PLC (a)	134	3,483
Greenlight Capital Re, Ltd. (Class A) (a)	494	16,272
Hallmark Financial Services, Inc. (a)	293	3,150
HCC Insurance Holdings, Inc.	1,795	87,847
HCI Group, Inc.	134	5,440
Hilltop Holdings, Inc. (a)	1,272	27,043
Horace Mann Educators Corp.	710	22,202
Independence Holding Co. (b)	142	2,006
Infinity Property & Casualty Corp.	216	14,522
Kansas City Life Insurance Co. (b)	72	3,275
Kemper Corp.	851	31,368
Maiden Holdings, Ltd. (b)	929	11,232
Markel Corp. (a)(b)	244	159,976
MBIA, Inc. (a)	2,435	26,882
Meadowbrook Insurance Group, Inc. (b)	929	6,680
Mercury General Corp.	513	24,132
Montpelier Re Holdings, Ltd. (b)	767	24,506
National General Holdings Corp.	600	10,440
National Interstate Corp.	149	4,175
National Western Life Insurance Co. (Class A)	43	10,725
Old Republic International Corp.	4,592	75,952
OneBeacon Insurance Group, Ltd. (Class A)	432	6,713
PartnerRe, Ltd.	858	93,702
Platinum Underwriters Holdings, Ltd.	480	31,128
Primerica, Inc.	975	46,654
ProAssurance Corp.	1,044	46,354
Protective Life Corp.	1,358	94,150
Reinsurance Group of America, Inc.	1,207	95,232
RenaissanceRe Holdings, Ltd. (b)	675	72,225
RLI Corp.	782	35,800
Safety Insurance Group, Inc.	206	10,584
Selective Insurance Group, Inc.	993	24,547
StanCorp Financial Group, Inc.	743	47,552
State Auto Financial Corp.	288	6,748
Stewart Information Services Corp.	437	13,551
Symetra Financial Corp.	1,297	29,494
The Hanover Insurance Group, Inc.	730	46,099
The Navigators Group, Inc. (a)	221	14,818
The Phoenix Cos., Inc. (a)	125	6,049
Third Point Reinsurance, Ltd. (a)	950	14,497
United Fire Group, Inc.	350	10,262
Universal Insurance Holdings, Inc.	579	7,510
Validus Holdings, Ltd.	1,597	61,069
W.R. Berkley Corp.	1,719	79,607
White Mountains Insurance Group, Ltd.	108	65,712

		3,050,869

INTERNET & CATALOG RETAIL — 0.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	504	2,923
Blue Nile, Inc. (a)	211	5,908
Coupons.com, Inc. (a)	211	5,551
FTD Cos., Inc. (a)	360	11,444
Groupon, Inc. (a)(b)	7,729	51,166
HomeAway, Inc. (a)	1,594	55,503
HSN, Inc.	571	33,826
Lands’ End, Inc. (a)	234	7,858
Liberty Interactive Corp. (Class A) (a)	8,530	250,441
Liberty Ventures, (Series A) (a)	1,274	94,021
NutriSystem, Inc.	581	9,941
Orbitz Worldwide, Inc. (a)	422	3,756
Overstock.com, Inc. (a)	216	3,406
PetMed Express, Inc. (b)	351	4,731
RetailMeNot, Inc. (a)(b)	580	15,434
Shutterfly, Inc. (a)(b)	715	30,788
ValueVision Media, Inc. (Class A) (a)	710	3,543
Vitacost.com, Inc. (a)(b)	433	2,711
zulily, Inc. (Class A) (a)(b)	270	11,057

		604,008

INTERNET SOFTWARE & SERVICES — 2.8%
Angie’s List, Inc. (a)	785	9,373
AOL, Inc. (a)	1,445	57,496
Bankrate, Inc. (a)	857	15,032
Bazaarvoice, Inc. (a)	939	7,409
Benefitfocus, Inc. (a)(b)	90	4,160
Blucora, Inc. (a)	792	14,945
Brightcove, Inc. (a)(b)	494	5,207
Carbonite, Inc. (a)	211	2,526
Care.com, Inc. (a)(b)	90	1,139

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

ChannelAdvisor Corp. (a)	152	$4,007
comScore, Inc. (a)	638	22,636
Constant Contact, Inc. (a)	571	18,335
Conversant, Inc. (a)(b)	1,253	31,826
Cornerstone OnDemand, Inc. (a)(b)	905	41,648
CoStar Group, Inc. (a)	529	83,672
Cvent, Inc. (a)(b)	290	8,436
Dealertrack Technologies, Inc. (a)	980	44,433
Demand Media, Inc. (a)(b)	725	3,494
Demandware, Inc. (a)(b)	573	39,749
Dice Holdings, Inc. (a)	795	6,050
Digital River, Inc. (a)	638	9,844
E2open, Inc. (a)(b)	288	5,953
EarthLink Holdings Corp.	1,932	7,187
Endurance International Group Holdings, Inc. (a)(b)	360	5,504
Envestnet, Inc. (a)	632	30,917
Equinix, Inc. (a)	877	184,249
Global Eagle Entertainment, Inc. (a)	437	5,419
Gogo, Inc. (a)(b)	980	19,169
IAC/InterActiveCorp.	1,262	87,368
Internap Network Services Corp. (a)(b)	1,001	7,057
IntraLinks Holdings, Inc. (a)	715	6,356
j2 Global, Inc.	857	43,587
Limelight Networks, Inc. (a)	1,001	3,063
LinkedIn Corp. (Class A) (a)	1,803	309,160
Liquidity Services, Inc. (a)	509	8,022
LivePerson, Inc. (a)	1,085	11,013
LogMeIn, Inc. (a)	395	18,415
Marchex, Inc. (Class B)	432	5,193
Marin Software, Inc. (a)	134	1,577
Marketo, Inc. (a)(b)	447	12,999
Millennial Media, Inc. (a)(b)	638	3,184
Monster Worldwide, Inc. (a)	1,863	12,184
Move, Inc. (a)	797	11,788
NIC, Inc.	1,217	19,289
OpenTable, Inc. (a)	430	44,548
Pandora Media, Inc. (a)(b)	3,596	106,082
Perficient, Inc. (a)	648	12,616
QuinStreet, Inc. (a)	566	3,119
Rackspace Hosting, Inc. (a)	2,063	69,440
RealNetworks, Inc. (a)	432	3,296
Reis, Inc.	139	2,930
Rocket Fuel, Inc. (a)(b)	290	9,016
SciQuest, Inc. (a)	430	7,607
Shutterstock, Inc. (a)(b)	244	20,247
SPS Commerce, Inc. (a)	288	18,199
Stamps.com, Inc. (a)	206	6,940
TechTarget, Inc. (a)(b)	272	2,399
Textura Corp. (a)(b)	326	7,707
Travelzoo, Inc. (a)	142	2,748
Trulia, Inc. (a)(b)	689	32,645
Twitter, Inc. (a)	8,330	341,280
Unwired Planet, Inc. (a)(b)	1,716	3,827
VistaPrint NV (a)	563	22,779
Web.com Group, Inc. (a)	787	22,721
WebMD Health Corp. (a)(b)	677	32,699
Wix.com, Ltd. (a)(b)	180	3,571
XO Group, Inc. (a)	499	6,098
Xoom Corp. (a)	544	14,340
Yelp, Inc. (a)(b)	876	67,172
Zillow, Inc. (Class A) (a)(b)	540	77,182
Zix Corp. (a)	1,140	3,899

		2,195,177

IT SERVICES — 2.3%
Acxiom Corp. (a)	1,353	29,347
Amdocs, Ltd.	2,816	130,465
Blackhawk Network Holdings, Inc. (a)	936	26,414
Booz Allen Hamilton Holding Corp.	1,307	27,761
Broadridge Financial Solutions, Inc.	2,070	86,195
CACI International, Inc. (Class A) (a)(b)	427	29,980
Cardtronics, Inc. (a)	855	29,138
Cass Information Systems, Inc.	221	10,935
CIBER, Inc. (a)	1,440	7,114
Computer Task Group, Inc.	283	4,658
Convergys Corp.	1,724	36,963
CoreLogic, Inc. (a)	1,588	48,212
CSG Systems International, Inc.	646	16,867
Datalink Corp. (a)	283	2,830
DST Systems, Inc.	537	49,495
EPAM Systems, Inc. (a)	635	27,781
Euronet Worldwide, Inc. (a)	929	44,815
EVERTEC, Inc.	1,174	28,458
ExlService Holdings, Inc. (a)	653	19,231
FleetCor Technologies, Inc. (a)	1,456	191,901
Forrester Research, Inc.	209	7,917
Gartner, Inc. (a)	1,618	114,101
Genpact, Ltd. (a)	2,791	48,926
Global Cash Access Holdings, Inc. (a)	1,301	11,579
Global Payments, Inc.	1,246	90,771
Heartland Payment Systems, Inc. (b)	635	26,168
Higher One Holdings, Inc. (a)	566	2,156
iGate Corp. (a)	641	23,326
Jack Henry & Associates, Inc.	1,512	89,858
Leidos Holdings, Inc.	1,150	44,091
Lionbridge Technologies, Inc. (a)	1,158	6,879
Luxoft Holding, Inc. (a)	90	3,245
ManTech International Corp. (Class A)	425	12,546
MAXIMUS, Inc.	1,189	51,151
ModusLink Global Solutions, Inc. (a)(b)	718	2,685
MoneyGram International, Inc. (a)	437	6,437
NeuStar, Inc. (Class A) (a)(b)	1,135	29,533
PRGX Global, Inc. (a)	581	3,713
Sabre Corp. (a)	800	16,040
Sapient Corp. (a)	2,076	33,735
Science Applications International Corp.	732	32,325
ServiceSource International, Inc. (a)(b)	1,145	6,641
Sykes Enterprises, Inc. (a)	710	15,428
Syntel, Inc. (a)	316	27,163
TeleTech Holdings, Inc. (a)	355	10,291
The Hackett Group, Inc.	504	3,009
Unisys Corp. (a)	957	23,676
Vantiv, Inc. (a)	2,201	73,998
VeriFone Systems, Inc. (a)	1,968	72,324
Virtusa Corp. (a)	440	15,752

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

WEX, Inc. (a)	713	$74,844

		1,828,868

LEISURE PRODUCTS — 0.4%
Arctic Cat, Inc.	206	8,120
Black Diamond, Inc. (a)(b)	432	4,847
Brunswick Corp.	1,631	68,714
Callaway Golf Co. (b)	1,366	11,365
JAKKS Pacific, Inc. (b)	355	2,748
Johnson Outdoors, Inc. (Class A)	67	1,729
Leapfrog Enterprises, Inc. (a)	1,222	8,982
Malibu Boats, Inc. (Class A) (a)(b)	180	3,618
Marine Products Corp.	221	1,834
Nautilus, Inc. (a)	571	6,332
Polaris Industries, Inc.	1,108	144,306
Smith & Wesson Holding Corp. (a)(b)	960	13,958
Sturm Ruger & Co, Inc. (b)	355	20,949

		297,502

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Accelerate Diagnostics, Inc. (a)	234	6,084
Affymetrix, Inc. (a)(b)	1,366	12,171
Albany Molecular Research, Inc. (a)(b)	427	8,591
Bio-Rad Laboratories, Inc. (Class A) (a)	379	45,370
Bruker Corp. (a)	2,014	48,880
Cambrex Corp. (a)	576	11,923
Charles River Laboratories International, Inc. (a)	834	44,636
Covance, Inc. (a)	1,047	89,602
Fluidigm Corp. (a)(b)	509	14,965
Furiex Pharmaceuticals, Inc. (a)	149	15,821
Illumina, Inc. (a)(b)	2,243	400,465
Luminex Corp. (a)	720	12,348
Pacific Biosciences of California, Inc. (a)(b)	864	5,340
PAREXEL International Corp. (a)	975	51,519
Qiagen NV (a)	4,070	99,511
Quintiles Transnational Holdings, Inc. (a)	1,019	54,303
Sequenom, Inc. (a)(b)	2,235	8,649
Techne Corp.	692	64,058

		994,236

MACHINERY — 3.9%
Accuride Corp. (a)	797	3,897
Actuant Corp. (Class A)	1,256	43,420
AGCO Corp.	1,631	91,695
Alamo Group, Inc.	144	7,789
Albany International Corp. (Class A)	494	18,752
Allison Transmission Holdings, Inc.	2,315	71,997
Altra Industrial Motion Corp.	499	18,159
American Railcar Industries, Inc.	124	8,403
Astec Industries, Inc.	350	15,358
Barnes Group, Inc.	1,001	38,579
Blount International, Inc. (a)	931	13,136
Briggs & Stratton Corp.	937	19,171
Chart Industries, Inc. (a)	574	47,493
CIRCOR International, Inc.	265	20,439
CLARCOR, Inc.	930	57,521
Colfax Corp. (a)	1,637	122,022
Columbus McKinnon Corp.	355	9,603
Commercial Vehicle Group, Inc. (a)	422	4,237
Crane Co.	811	60,306
Donaldson Co., Inc.	2,449	103,642
Douglas Dynamics, Inc.	432	7,612
Dynamic Materials Corp.	293	6,484
Energy Recovery, Inc. (a)(b)	867	4,266
EnPro Industries, Inc. (a)	399	29,191
ESCO Technologies, Inc.	502	17,389
Federal Signal Corp.	1,229	18,005
Freightcar America, Inc.	211	5,283
Global Brass & Copper Holdings, Inc.	139	2,349
Graco, Inc.	1,025	80,032
Graham Corp.	221	7,693
Harsco Corp.	1,500	39,945
Hillenbrand, Inc.	995	32,457
Hurco Cos., Inc.	149	4,202
Hyster-Yale Materials Handling, Inc.	221	19,567
IDEX Corp.	1,416	114,328
ITT Corp.	1,636	78,692
John Bean Technologies Corp.	581	18,005
Kadant, Inc.	216	8,305
Kennametal, Inc.	1,393	64,468
L.B. Foster Co. (Class A)	221	11,961
Lincoln Electric Holdings, Inc.	1,427	99,719
Lindsay Corp. (b)	254	21,455
Lydall, Inc. (a)	368	10,072
Manitex International, Inc. (a)(b)	211	3,427
Meritor, Inc. (a)	1,870	24,385
Miller Industries, Inc.	216	4,445
Mueller Industries, Inc.	990	29,116
Mueller Water Products, Inc. (Class A)	3,015	26,050
Navistar International Corp. (a)(b)	990	37,105
NN, Inc.	368	9,413
Nordson Corp.	1,119	89,733
Omega Flex, Inc.	52	1,020
Oshkosh Corp.	1,447	80,352
Proto Labs, Inc. (a)	334	27,361
RBC Bearings, Inc.	427	27,349
Rexnord Corp. (a)	1,274	35,863
SPX Corp.	727	78,669
Standex International Corp.	246	18,322
Sun Hydraulics Corp.	418	16,971
Tennant Co.	360	27,475
Terex Corp.	1,974	81,131
The Exone Co. (a)(b)	149	5,903
The Gorman-Rupp Co. (b)	360	12,733
The Greenbrier Cos., Inc. (a)(b)	422	24,307
The Manitowoc Co., Inc.	2,444	80,310
The Middleby Corp. (a)(b)	1,038	85,863
The Toro Co.	986	62,710
Timken Co.	1,415	95,994
Titan International, Inc. (b)	801	13,473
TriMas Corp. (a)	800	30,504
Trinity Industries, Inc. (b)	2,726	119,181
Twin Disc, Inc.	139	4,594
Valmont Industries, Inc. (b)	499	75,823
Wabash National Corp. (a)	1,289	18,368
WABCO Holdings, Inc. (a)	998	106,606
Wabtec Corp.	1,685	139,164

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Watts Water Technologies, Inc. (Class A)	544	$33,581
Woodward, Inc.	1,166	58,510
Xerium Technologies, Inc. (a)	216	3,015

		3,065,925

MARINE — 0.2%
International Shipholding Corp.	152	3,484
Kirby Corp. (a)	973	113,977
Knightsbridge Tankers, Ltd.	512	7,265
Matson, Inc.	782	20,989
Navios Maritime Holdings, Inc.	1,400	14,168
Safe Bulkers, Inc.	700	6,832
Scorpio Bulkers, Inc. (a)	2,430	21,627
Ultrapetrol Bahamas, Ltd. (a)	409	1,215

		189,557

MEDIA — 2.7%
AH Belo Corp. (Class A)	360	4,266
AMC Entertainment Holdings, Inc. (Class A)	360	8,953
AMC Networks, Inc. (Class A) (a)	1,001	61,551
Carmike Cinemas, Inc. (a)	455	15,984
CBS Outdoor Americas, Inc.	400	13,072
Central European Media Enterprises, Ltd. (Class A) (a)	1,428	4,027
Charter Communications, Inc. (Class A) (a)	1,386	219,515
Cinemark Holdings, Inc.	2,045	72,311
Clear Channel Outdoor Holdings, Inc. (Class A)	835	6,830
Crown Media Holdings, Inc. (Class A) (a)	643	2,334
Cumulus Media, Inc. (Class A) (a)	1,793	11,816
Daily Journal Corp. (a)(b)	17	3,514
Dex Media, Inc. (a)(b)	368	4,100
DISH Network Corp. (Class A) (a)	3,751	244,115
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,353	31,471
Entercom Communications Corp. (Class A) (a)(b)	422	4,528
Entravision Communications Corp. (Class A)	1,085	6,749
Global Sources, Ltd. (a)	352	2,915
Gray Television, Inc. (a)(b)	926	12,158
Harte-Hanks, Inc.	782	5,623
Hemisphere Media Group, Inc. (a)(b)	139	1,746
John Wiley & Sons, Inc. (Class A)	722	43,746
Journal Communications, Inc. (Class A) (a)	867	7,690
Lamar Advertising Co. (Class A)	1,355	71,815
Liberty Media Corp. (Class A) (a)	1,658	226,615
Lions Gate Entertainment Corp. (b)	1,500	42,870
Live Nation Entertainment, Inc. (a)	2,560	63,206
Loral Space & Communications, Inc. (a)	261	18,972
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	558	2,623
MDC Partners, Inc. (Class A)	673	14,463
Media General, Inc. (Class A) (a)(b)	955	19,606
Meredith Corp. (b)	638	30,854
Morningstar, Inc.	302	21,687
National CineMedia, Inc.	1,075	18,823
New Media Investment Group, Inc. (a)	500	7,055
Nexstar Broadcasting Group, Inc. (Class A) (b)	563	29,056
ReachLocal, Inc. (a)(b)	221	1,554
Reading International, Inc. (Class A) (a)	365	3,113
Regal Entertainment Group (Class A) (b)	1,471	31,038
Rentrak Corp. (a)(b)	221	11,591
Saga Communications, Inc. (Class A)	90	3,845
Salem Communications Corp. (Class A) (b)	221	2,091
Scholastic Corp. (b)	502	17,113
SFX Entertainment, Inc. (a)(b)	450	3,645
Sinclair Broadcast Group, Inc. (Class A) (b)	1,289	44,793
Sirius XM Holdings, Inc. (a)(b)	48,202	166,779
Sizmek, Inc. (a)	422	4,022
Starz (Class A) (a)	1,660	49,451
The E.W. Scripps Co. (Class A) (a)	569	12,040
The Madison Square Garden Co. (Class A) (a)	1,036	64,698
The McClatchy Co. (Class A) (a)	1,145	6,355
The New York Times Co. (Class A) (b)	2,436	37,052
Thomson Reuters Corp.	6,253	227,359
Time, Inc. (a)	1,900	46,018
World Wrestling Entertainment, Inc. (Class A) (b)	581	6,931

		2,096,147

METALS & MINING — 1.2%
A.M. Castle & Co. (a)(b)	365	4,030
AK Steel Holding Corp. (a)(b)	2,578	20,521
Allied Nevada Gold Corp. (a)(b)	1,995	7,501
Ampco-Pittsburgh Corp.	139	3,189
Carpenter Technology Corp.	898	56,798
Century Aluminum Co. (a)	1,013	15,884
Cliffs Natural Resources, Inc. (b)	2,680	40,334
Coeur Mines, Inc. (a)	1,915	17,580
Commercial Metals Co.	2,025	35,053
Compass Minerals International, Inc.	616	58,976
Globe Specialty Metals, Inc.	1,217	25,289
Gold Resource Corp.	651	3,294
Handy & Harman, Ltd. (a)	62	1,660
Haynes International, Inc.	211	11,940
Hecla Mining Co. (b)	6,400	22,080
Horsehead Holding Corp. (a)(b)	867	15,831
Kaiser Aluminum Corp. (b)	360	26,233
Materion Corp.	350	12,946
Molycorp, Inc. (a)(b)	2,637	6,777
Noranda Aluminium Holding Corp.	648	2,287
Olympic Steel, Inc.	134	3,317
Reliance Steel & Aluminum Co.	1,334	98,329
Royal Gold, Inc.	1,081	82,286
RTI International Metals, Inc. (a)	567	15,077
Schnitzer Steel Industries, Inc. (Class A) (b)	502	13,087
Southern Copper Corp.	2,525	76,684
Steel Dynamics, Inc.	4,028	72,303
Stillwater Mining Co. (a)(b)	2,220	38,961

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

SunCoke Energy, Inc. (a)	1,283	$27,584
Tahoe Resources, Inc. (a)(b)	1,569	41,108
Universal Stainless & Alloy Products, Inc. (a)	149	4,840
US Silica Holdings, Inc.	937	51,947
Walter Energy, Inc. (b)	1,222	6,660
Worthington Industries, Inc.	901	38,779

		959,165

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	1,959	119,225
Avista Corp. (b)	1,050	35,196
Black Hills Corp.	751	46,104
MDU Resources Group, Inc.	3,312	116,251
NorthWestern Corp.	713	37,211
Vectren Corp.	1,502	63,835

		417,822

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (a)	1,068	48,808
Burlington Stores, Inc. (a)(b)	470	14,974
Dillard’s, Inc. (Class A)	402	46,877
Fred’s, Inc. (Class A)	723	11,055
J.C. Penney Co., Inc. (a)(b)	5,308	48,037
Sears Holdings Corp. (a)(b)	482	19,261
The Bon-Ton Stores, Inc. (b)	296	3,052
Tuesday Morning Corp. (a)	782	13,935

		205,999

OIL, GAS & CONSUMABLE FUELS — 4.5%
Abraxas Petroleum Corp. (a)	1,582	9,903
Adams Resources & Energy, Inc.	50	3,906
Alon USA Energy, Inc.	427	5,312
Alpha Natural Resources, Inc. (a)(b)	4,244	15,745
Amyris, Inc. (a)(b)	504	1,880
Antero Resources Corp. (a)	920	60,380
Apco Oil and Gas International, Inc. (a)	134	1,934
Approach Resources, Inc. (a)(b)	641	14,570
Arch Coal, Inc. (b)	4,103	14,976
Athlon Energy, Inc. (a)	860	41,022
Bill Barrett Corp. (a)	934	25,012
Bonanza Creek Energy, Inc. (a)	579	33,113
BPZ Resources, Inc. (a)(b)	2,220	6,838
Callon Petroleum Co. (a)	797	9,285
Carrizo Oil & Gas, Inc. (a)	785	54,369
Cheniere Energy, Inc. (a)	4,194	300,710
Clayton Williams Energy, Inc. (a)	110	15,111
Clean Energy Fuels Corp. (a)(b)	1,291	15,130
Cloud Peak Energy, Inc. (a)	1,145	21,091
Cobalt International Energy, Inc. (a)	6,160	113,036
Comstock Resources, Inc.	836	24,110
Concho Resources, Inc. (a)	1,950	281,775
Contango Oil & Gas Co. (a)	242	10,239
Continental Resources, Inc. (a)(b)	752	118,846
CVR Energy, Inc. (b)	228	10,987
Delek US Holdings, Inc.	1,020	28,795
DHT Holdings, Inc.	1,200	8,640
Diamondback Energy, Inc. (a)	704	62,515
Emerald Oil, Inc. (a)(b)	1,175	8,989
Energen Corp.	1,237	109,945
Energy XXI Bermuda, Ltd.	1,737	41,045
EP Energy Corp. (Class A) (a)	630	14,521
Equal Energy, Ltd.	638	3,458
Evolution Petroleum Corp.	368	4,030
EXCO Resources, Inc. (b)	2,631	15,497
Forest Oil Corp. (a)	2,300	5,244
Frontline, Ltd. (a)	1,011	2,952
FX Energy, Inc. (a)(b)	1,001	3,614
GasLog, Ltd.	618	19,708
Gastar Exploration, Inc. (a)	1,154	10,051
Golar LNG, Ltd. (b)	779	46,818
Goodrich Petroleum Corp. (a)(b)	594	16,394
Green Plains, Inc.	509	16,731
Gulfport Energy Corp. (a)	1,507	94,640
Halcon Resources Corp. (a)(b)	4,581	33,395
Hallador Energy Co.	168	1,594
HollyFrontier Corp.	3,497	152,784
Isramco, Inc. (a)	18	2,288
Jones Energy, Inc. (Class A) (a)	180	3,690
Kodiak Oil & Gas Corp. (a)	4,836	70,364
Kosmos Energy, Ltd. (a)	1,942	21,809
Laredo Petroleum Holdings, Inc. (a)(b)	1,395	43,217
Magnum Hunter Resources Corp. (a)(b)	3,308	27,126
Matador Resources Co. (a)	1,321	38,679
Midstates Petroleum Co., Inc. (a)(b)	651	4,707
Miller Energy Resources, Inc. (a)(b)	571	3,654
Nordic American Tanker Shipping, Ltd. (b)	1,659	15,810
Northern Oil and Gas, Inc. (a)(b)	1,222	19,906
Oasis Petroleum, Inc. (a)	1,749	97,752
Panhandle Oil & Gas, Inc. (Class A) (b)	147	8,236
Parsley Energy, Inc. (Class A) (a)	900	21,663
PBF Energy, Inc.	1,227	32,699
PDC Energy, Inc. (a)	664	41,932
Penn Virginia Corp. (a)(b)	1,083	18,357
PetroQuest Energy, Inc. (a)	1,073	8,069
Quicksilver Resources, Inc. (a)(b)	2,369	6,325
Renewable Energy Group, Inc. (a)(b)	437	5,012
Resolute Energy Corp. (a)(b)	1,294	11,180
REX American Resources Corp. (a)	113	8,284
Rex Energy Corp. (a)	862	15,266
Rice Energy, Inc. (a)	900	27,405
Rosetta Resources, Inc. (a)	1,070	58,689
RSP Permian, Inc. (a)(b)	450	14,598
Sanchez Energy Corp. (a)(b)	681	25,599
SandRidge Energy, Inc. (a)(b)	8,654	61,876
Scorpio Tankers, Inc. (b)	3,352	34,090
SemGroup Corp.(Class A)	787	62,055
Ship Finance International, Ltd. (b)	1,093	20,319
SM Energy Co.	1,218	102,434
Solazyme, Inc. (a)(b)	939	11,061
Stone Energy Corp. (a)	929	43,468
Swift Energy Co. (a)(b)	870	11,293
Synergy Resources Corp. (a)	955	12,654
Targa Resources Corp.	625	87,231
Teekay Corp.	795	49,489
Teekay Tankers, Ltd. (b)	1,227	5,264
Triangle Petroleum Corp. (a)(b)	1,217	14,300
Ultra Petroleum Corp. (a)	2,703	80,252

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

VAALCO Energy, Inc. (a)	1,070	$7,736
W&T Offshore, Inc.	641	10,493
Warren Resources, Inc. (a)	1,356	8,407
Western Refining, Inc.	974	36,574
Westmoreland Coal Co. (a)	211	7,655
Whiting Petroleum Corp. (a)	2,103	168,766
World Fuel Services Corp.	1,243	61,193
WPX Energy, Inc. (a)	3,490	83,446

		3,543,012

PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co. (a)	706	20,220
Clearwater Paper Corp. (a)	312	19,257
Deltic Timber Corp.	216	13,051
Domtar Corp.	1,142	48,935
KapStone Paper and Packaging Corp. (a)	1,494	49,496
Louisiana-Pacific Corp. (a)(b)	2,509	37,685
Neenah Paper, Inc.	283	15,041
P.H. Glatfelter Co.	782	20,746
Resolute Forest Products, Inc. (a)	1,173	19,683
Schweitzer-Mauduit International, Inc.	566	24,712
Wausau Paper Corp.	931	10,073

		278,899

PERSONAL PRODUCTS — 0.3%
Coty, Inc. (Class A) (b)	1,080	18,500
Elizabeth Arden, Inc. (a)	507	10,860
Herbalife, Ltd. (b)	1,405	90,679
Inter Parfums, Inc.	278	8,215
Medifast, Inc. (a)	293	8,910
Nature’s Sunshine Products, Inc.	216	3,666
Nu Skin Enterprises, Inc. (Class A)	992	73,368
Nutraceutical International Corp. (a)	139	3,317
Revlon, Inc. (Class A) (a)	216	6,588
Synutra International, Inc. (a)	368	2,469
The Female Health Co. (b)	437	2,408
USANA Health Sciences, Inc. (a)(b)	152	11,877

		240,857

PHARMACEUTICALS — 1.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	436	4,469
Aerie Pharmaceuticals, Inc. (a)(b)	180	4,459
Akorn, Inc. (a)(b)	1,068	35,511
Alimera Sciences, Inc. (a)(b)	368	2,201
Ampio Pharmaceuticals, Inc. (a)(b)	494	4,125
Aratana Therapeutics, Inc. (a)(b)	90	1,405
Auxilium Pharmaceuticals, Inc. (a)(b)	931	18,676
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	2,809	15,843
BioDelivery Sciences International, Inc. (a)	576	6,952
Cempra, Inc. (a)(b)	288	3,090
Corcept Therapeutics, Inc. (a)(b)	1,003	2,808
DepoMed, Inc. (a)	1,078	14,984
Endo International PLC (a)	2,706	189,474
Endocyte, Inc. (a)(b)	571	3,763
Horizon Pharma, Inc. (a)(b)	1,011	15,994
Impax Laboratories, Inc. (a)	1,289	38,657
Jazz Pharmaceuticals PLC (a)	1,038	152,596
Lannett Co., Inc. (a)	371	18,409
Mallinckrodt PLC (a)(b)	1,067	85,381
Nektar Therapeutics (a)	2,231	28,601
Omeros Corp. (a)(b)	576	10,022
Omthera Pharmaceutical, Inc. (a)(b)(c)	212	0
Pacira Pharmaceuticals, Inc. (a)(b)	587	53,922
Pernix Therapeutics Holdings (a)	334	2,999
Pozen, Inc. (a)	499	4,157
Prestige Brands Holdings, Inc. (a)	923	31,280
Questcor Pharmaceuticals, Inc. (b)	1,082	100,074
Relypsa, Inc. (a)	90	2,189
Repros Therapeutics, Inc. (a)(b)	440	7,612
Revance Therapeutics, Inc. (a)(b)	90	3,060
Sagent Pharmaceuticals, Inc. (a)	368	9,517
Salix Pharmaceuticals, Ltd. (a)	1,131	139,509
Sciclone Pharmaceuticals, Inc. (a)(b)	998	5,249
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	293	2,022
Supernus Pharmaceuticals, Inc. (a)(b)	288	3,154
Tetraphase Pharmaceuticals, Inc. (a)	216	2,914
The Medicines Co. (a)	1,170	34,000
TherapeuticsMD, Inc. (a)(b)	1,515	6,696
Theravance Biopharma, Inc. (a)	412	13,135
Theravance, Inc. (a)(b)	1,446	43,062
VIVUS, Inc. (a)(b)	1,940	10,321
XenoPort, Inc. (a)(b)	870	4,202
Zogenix, Inc. (a)	1,363	2,740

		1,139,234

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (b)	931	16,525
Barrett Business Services, Inc.	144	6,768
CBIZ, Inc. (a)(b)	715	6,456
CDI Corp.	293	4,222
CRA International, Inc. (a)	221	5,094
Exponent, Inc.	255	18,898
Franklin Covey Co. (a)	134	2,697
FTI Consulting, Inc. (a)(b)	707	26,739
GP Strategies Corp. (a)	288	7,453
Heidrick & Struggles International, Inc.	365	6,753
Huron Consulting Group, Inc. (a)	427	30,240
ICF International, Inc. (a)	355	12,553
IHS, Inc. (Class A) (a)	1,212	164,432
Insperity, Inc.	432	14,256
Kelly Services, Inc. (Class A)	499	8,568
Kforce, Inc.	499	10,803
Korn/Ferry International (a)	934	27,432
Manpowergroup, Inc.	1,410	119,639
Mistras Group, Inc. (a)	283	6,939
Navigant Consulting, Inc. (a)	926	16,159
On Assignment, Inc. (a)	859	30,555
Pendrell Corp. (a)	3,087	5,433
Resources Connection, Inc.	792	10,383
RPX Corp. (a)	653	11,591
The Advisory Board Co. (a)	638	33,048
The Corporate Executive Board Co.	548	37,385
Towers Watson & Co. (Class A)	1,102	114,861
TriNet Group, Inc. (a)	300	7,221
TrueBlue, Inc. (a)	793	21,863
Verisk Analytics, Inc. (Class A) (a)	2,878	172,738
VSE Corp.	72	5,063

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

WageWorks, Inc. (a)	619	$29,842

		992,609

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Acadia Realty Trust	995	27,950
AG Mortgage Investment Trust, Inc.	584	11,055
Agree Realty Corp.	296	8,948
Alexander’s, Inc.	42	15,518
Alexandria Real Estate Equities, Inc.	1,244	96,584
Altisource Residential Corp. (b)	1,049	27,305
American Assets Trust, Inc.	648	22,388
American Campus Communities, Inc.	1,823	69,711
American Capital Agency Corp.	6,142	143,784
American Capital Mortgage Investment Corp.	975	19,519
American Homes 4 Rent (Class A)	2,490	44,222
American Realty Capital Healthcare Trust, Inc.	3,000	32,670
American Realty Capital Properties, Inc.	15,911	199,365
American Residential Properties, Inc. (a)(b)	293	5,494
AmREIT, Inc.	367	6,716
Annaly Capital Management, Inc.	16,554	189,212
Anworth Mortgage Asset Corp.	2,211	11,409
Apollo Commercial Real Estate Finance, Inc.	723	11,922
Apollo Residential Mortgage, Inc.	656	10,968
Ares Commercial Real Estate Corp.	386	4,790
Armada Hoffler Properties, Inc.	358	3,465
ARMOUR Residential REIT, Inc.	6,190	26,803
Ashford Hospitality Prime, Inc.	234	4,015
Ashford Hospitality Trust, Inc.	1,170	13,502
Associated Estates Realty Corp.	1,092	19,678
Aviv REIT, Inc.	216	6,085
BioMed Realty Trust, Inc.	3,431	74,899
Brandywine Realty Trust	2,845	44,382
Brixmor Property Group, Inc.	810	18,589
Camden Property Trust	1,488	105,871
Campus Crest Communities, Inc. (b)	1,217	10,539
Capstead Mortgage Corp. (b)	1,788	23,512
CareTrust REIT, Inc. (a)	355	7,029
Catchmark Timber Trust, Inc. (Class A)	180	2,461
CBL & Associates Properties, Inc.	3,014	57,266
Cedar Realty Trust, Inc.	1,361	8,506
Chambers Street Properties	4,286	34,459
Chatham Lodging Trust	545	11,935
Chesapeake Lodging Trust	936	28,295
Chimera Investment Corp.	18,775	59,892
Colony Financial, Inc.	1,657	38,476
Columbia Property Trust, Inc.	2,200	57,222
CommonWealth REIT	2,128	56,009
Coresite Realty Corp.	350	11,574
Corporate Office Properties Trust	1,564	43,495
Corrections Corp. of America	2,061	67,704
Cousins Properties, Inc.	3,084	38,396
CubeSmart	2,596	47,559
CyrusOne, Inc.	353	8,790
CYS Investments, Inc. (b)	3,025	27,285
DCT Industrial Trust, Inc.	5,881	48,283
DDR Corp.	5,396	95,131
DiamondRock Hospitality Co.	3,435	44,037
Digital Realty Trust, Inc.	2,349	136,994
Douglas Emmett, Inc.	2,512	70,889
Duke Realty Corp.	5,862	106,454
DuPont Fabros Technology, Inc.	1,139	30,707
Dynex Capital, Inc. (b)	1,085	9,602
EastGroup Properties, Inc.	574	36,868
Education Realty Trust, Inc.	2,148	23,069
Empire State Realty Trust, Inc. (Class A)	1,530	25,245
EPR Properties	895	50,004
Equity Lifestyle Properties, Inc.	1,513	66,814
Equity One, Inc.	1,150	27,128
Excel Trust, Inc.	939	12,517
Extra Space Storage, Inc.	2,075	110,494
Federal Realty Investment Trust	1,175	142,081
FelCor Lodging Trust, Inc.	2,367	24,877
First Industrial Realty Trust, Inc.	2,001	37,699
First Potomac Realty Trust	1,157	15,180
Franklin Street Properties Corp.	1,726	21,713
Gaming and Leisure Properties, Inc.	1,470	49,936
Getty Realty Corp. (b)	507	9,674
Gladstone Commercial Corp.	297	5,307
Glimcher Realty Trust	2,510	27,183
Government Properties Income Trust (b)	996	25,288
Gramercy Property Trust, Inc. (b)	1,155	6,988
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	288	4,130
Hatteras Financial Corp.	1,754	34,747
Healthcare Realty Trust, Inc.	1,711	43,494
Healthcare Trust of America, Inc.	4,169	50,195
Hersha Hospitality Trust	3,877	26,015
Highwoods Properties, Inc.	1,624	68,127
Home Properties, Inc.	978	62,553
Hospitality Properties Trust	2,602	79,101
Hudson Pacific Properties, Inc.	870	22,046
Inland Real Estate Corp.	1,659	17,635
Invesco Mortgage Capital, Inc.	2,113	36,682
Investors Real Estate Trust	1,942	17,886
iStar Financial, Inc. (a)	1,659	24,852
Kilroy Realty Corp.	1,417	88,251
Kite Realty Group Trust	2,526	15,510
LaSalle Hotel Properties	1,878	66,275
Lexington Realty Trust (b)	3,236	35,628
Liberty Property Trust	2,607	98,883
LTC Properties, Inc.	643	25,103
Mack-Cali Realty Corp.	1,618	34,755
Medical Properties Trust, Inc.	3,036	40,197
MFA Financial, Inc.	6,599	54,178
Mid-America Apartment Communities, Inc.	1,271	92,847
Monmouth Real Estate Investment Corp.(Class A)	785	7,881
National Health Investors, Inc.	512	32,031
National Retail Properties, Inc. (b)	2,219	82,525
New Residential Investment Corp.	4,803	30,259
New York Mortgage Trust, Inc.	1,762	13,761
New York REIT, Inc.	3,100	34,286
NorthStar Realty Finance Corp.	6,460	112,275
OMEGA Healthcare Investors, Inc.	2,189	80,687

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

One Liberty Properties, Inc.	211	$4,503
Parkway Properties, Inc.	1,086	22,426
Pebblebrook Hotel Trust	1,142	42,208
Pennsylvania Real Estate Investment Trust	1,291	24,297
PennyMac Mortgage Investment Trust	1,245	27,315
Physicians Realty Trust	270	3,885
Piedmont Office Realty Trust, Inc. (Class A)	2,674	50,646
Post Properties, Inc.	996	53,246
Potlatch Corp.	705	29,187
PS Business Parks, Inc.	358	29,889
QTS Realty Trust, Inc. (Class A) (b)	270	7,730
RAIT Financial Trust (b)	1,373	11,355
Ramco-Gershenson Properties Trust	1,152	19,146
Rayonier, Inc.	2,251	80,023
Realty Income Corp. (b)	3,829	170,084
Redwood Trust, Inc. (b)	1,582	30,802
Regency Centers Corp.	1,592	88,643
Resource Capital Corp.	2,446	13,771
Retail Opportunity Investments Corp. (b)	1,299	20,433
Retail Properties of America, Inc. (Class A)	4,137	63,627
Rexford Industrial Realty, Inc.	360	5,126
RLJ Lodging Trust	2,282	65,927
Rouse Properties, Inc.	432	7,392
Ryman Hospitality Properties (b)	735	35,390
Sabra Healthcare REIT, Inc.	720	20,671
Saul Centers, Inc.	144	6,998
Select Income REIT	448	13,279
Senior Housing Properties Trust	3,557	86,400
Silver Bay Realty Trust Corp. (b)	688	11,228
SL Green Realty Corp.	1,634	178,776
Sovran Self Storage, Inc.	566	43,723
Spirit Realty Capital, Inc.	6,959	79,054
STAG Industrial, Inc.	787	18,896
Starwood Property Trust, Inc. (b)	3,893	92,537
Starwood Waypoint Residential Trust (a)	709	18,583
Strategic Hotels & Resorts, Inc. (a)	4,340	50,821
Summit Hotel Properties, Inc.	1,392	14,755
Sun Communities, Inc.	728	36,283
Sunstone Hotel Investors, Inc.	3,199	47,761
Tanger Factory Outlet Centers, Inc.	1,561	54,588
Taubman Centers, Inc.	1,112	84,301
Terreno Realty Corp.	525	10,148
The Geo Group, Inc.	1,312	46,878
Two Harbors Investment Corp.	6,650	69,692
UDR, Inc.	4,384	125,514
UMH Properties, Inc.	288	2,889
Universal Health Realty Income Trust	211	9,174
Urstadt Biddle Properties, Inc. (Class A)	509	10,628
Washington Prime Group, Inc. (a)	2,700	50,598
Washington Real Estate Investment Trust	1,209	31,410
Weingarten Realty Investors	2,217	72,806
Western Asset Mortgage Capital Corp.	733	10,387
Whitestone REIT	368	5,487
Winthrop Realty Trust	581	8,918
WP Carey, Inc.	1,689	108,772

		6,939,186

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	782	32,414
Altisource Asset Management Corp. (a)	25	18,077
Altisource Portfolio Solutions SA (a)	255	29,218
AV Homes, Inc. (a)	224	3,662
Consolidated-Tomoka Land Co.	62	2,846
Forest City Enterprises, Inc. (Class A) (a)	2,927	58,159
Forestar Group, Inc. (a)	643	12,275
Jones Lang LaSalle, Inc.	813	102,755
Kennedy-Wilson Holdings, Inc.	1,265	33,927
RE/MAX Holdings, Inc. (Class A)	180	5,326
Realogy Holdings Corp. (a)	2,599	98,008
Tejon Ranch Co. (a)	293	9,432
The Howard Hughes Corp. (a)	692	109,218
The St. Joe Co. (a)(b)	1,099	27,948

		543,265

ROAD & RAIL — 1.2%
AMERCO, Inc.	134	38,962
ArcBest Corp.	507	22,060
Avis Budget Group, Inc. (a)	1,822	108,755
Celadon Group, Inc.	353	7,526
Con-way, Inc.	978	49,301
Genesee & Wyoming, Inc. (Class A) (a)	905	95,025
Heartland Express, Inc.	857	18,288
Hertz Global Holdings, Inc. (a)	7,856	220,204
J.B. Hunt Transport Services, Inc.	1,605	118,417
Knight Transportation, Inc.	1,157	27,502
Landstar System, Inc.	793	50,752
Marten Transport, Ltd.	427	9,543
Old Dominion Freight Line, Inc. (a)	1,130	71,958
Patriot Transportation Holding, Inc. (a)	149	5,211
Quality Distribution, Inc. (a)	438	6,509
Roadrunner Transportation Systems, Inc. (a)	365	10,257
Saia, Inc. (a)	422	18,538
Swift Transportation Co. (a)	1,482	37,391
Universal Truckload Services, Inc.	62	1,572
Werner Enterprises, Inc.	859	22,772
YRC Worldwide, Inc. (a)(b)	494	13,886

		954,429

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	710	13,667
Advanced Micro Devices, Inc. (a)(b)	11,068	46,375
Alpha & Omega Semiconductor, Ltd. (a)	365	3,384
Ambarella, Inc. (a)(b)	360	11,225
Amkor Technology, Inc. (a)	1,217	13,606
Applied Micro Circuits Corp. (a)	1,294	13,988
Atmel Corp. (a)	7,374	69,094
Audience, Inc. (a)(b)	224	2,679
Axcelis Technologies, Inc. (a)	2,086	4,172
Brooks Automation, Inc.	1,299	13,990
Cabot Microelectronics Corp. (a)	427	19,065
Cavium, Inc. (a)	923	45,836
CEVA, Inc. (a)	432	6,381
Cirrus Logic, Inc. (a)(b)	1,124	25,560
Cohu, Inc.	512	5,478

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Cree, Inc. (a)(b)	2,164	$108,092
Cypress Semiconductor Corp. (a)(b)	2,799	30,537
Diodes, Inc. (a)	728	21,083
DSP Group, Inc. (a)	355	3,014
Entegris, Inc. (a)	2,457	33,771
Entropic Communications, Inc. (a)	1,726	5,748
Exar Corp. (a)	715	8,079
Fairchild Semiconductor International, Inc. (a)	2,146	33,478
Formfactor, Inc. (a)	998	8,303
Freescale Semiconductor, Ltd. (a)(b)	1,858	43,663
GT Advanced Technologies, Inc. (a)(b)	2,480	46,128
Hittite Microwave Corp.	566	44,120
Inphi Corp. (a)	504	7,399
Integrated Device Technology, Inc. (a)	2,513	38,851
Integrated Silicon Solution, Inc. (a)	494	7,296
International Rectifier Corp. (a)	1,284	35,824
Intersil Corp. (Class A)	2,246	33,578
IXYS Corp.	422	5,199
Kopin Corp. (a)	1,299	4,235
Lattice Semiconductor Corp. (a)	2,228	18,381
M/A-COM Technology Solutions Holdings, Inc. (a)	221	4,968
Marvell Technology Group, Ltd.	7,270	104,179
Maxim Integrated Products, Inc.	4,928	166,616
MaxLinear, Inc. (Class A) (a)	427	4,300
Micrel, Inc.	854	9,633
Microsemi Corp. (a)	1,713	45,840
MKS Instruments, Inc.	1,003	31,334
Monolithic Power Systems, Inc.	723	30,619
Nanometrics, Inc. (a)(b)	427	7,793
NVE Corp. (a)	67	3,724
OmniVision Technologies, Inc. (a)	998	21,936
ON Semiconductor Corp. (a)	7,736	70,707
PDF Solutions, Inc. (a)	509	10,801
Peregrine Semiconductor Corp. (a)	502	3,444
Pericom Semiconductor Corp. (a)	425	3,842
Photronics, Inc. (a)(b)	1,145	9,847
PLX Technology, Inc. (a)	859	5,558
PMC-Sierra, Inc. (a)	3,074	23,393
Power Integrations, Inc.	562	32,337
Rambus, Inc. (a)(b)	2,163	30,931
RF Micro Devices, Inc. (a)	4,989	47,844
Rubicon Technology, Inc. (a)(b)	365	3,194
Rudolph Technologies, Inc. (a)	653	6,452
Semtech Corp. (a)	1,194	31,223
Silicon Image, Inc. (a)	1,515	7,636
Silicon Laboratories, Inc. (a)	785	38,661
Skyworks Solutions, Inc.	3,329	156,330
Spansion, Inc. (Class A) (a)	939	19,785
SunEdison, Inc. (a)(b)	4,708	106,401
SunPower Corp. (a)(b)	792	32,456
Synaptics, Inc. (a)	616	55,834
Teradyne, Inc.	3,510	68,796
Tessera Technologies, Inc.	1,006	22,212
TriQuint Semiconductor, Inc. (a)	3,079	48,679
Ultra Clean Holdings, Inc. (a)	422	3,819
Ultratech, Inc. (a)(b)	494	10,957
Veeco Instruments, Inc. (a)(b)	710	26,455
Xcerra Corp. (a)	941	8,563

		2,148,378

SOFTWARE — 4.2%
ACI Worldwide, Inc. (a)	707	39,472
Activision Blizzard, Inc.	8,665	193,229
Actuate Corp. (a)	941	4,489
Advent Software, Inc.	863	28,108
American Software, Inc. (Class A)	422	4,169
Ansys, Inc. (a)	1,640	124,345
Aspen Technology, Inc. (a)	1,608	74,611
AVG Technologies NV (a)	422	8,495
Barracuda Networks, Inc. (a)(b)	90	2,792
Blackbaud, Inc.	859	30,701
Bottomline Technologies, Inc. (a)	718	21,483
BroadSoft, Inc. (a)	494	13,037
Cadence Design Systems, Inc. (a)	5,171	90,441
Callidus Software, Inc. (a)	718	8,573
CommVault Systems, Inc. (a)	854	41,991
Compuware Corp.	3,895	38,911
Comverse, Inc. (a)	432	11,526
Concur Technologies, Inc. (a)(b)	863	80,552
Cyan, Inc. (a)(b)	139	560
Digimarc Corp. (b)	149	4,857
Ebix, Inc. (b)	569	8,142
Ellie Mae, Inc. (a)(b)	504	15,689
EnerNOC, Inc. (a)	504	9,551
EPIQ Systems, Inc.	566	7,952
ePlus, Inc. (a)	72	4,190
FactSet Research Systems, Inc. (b)	714	85,880
Fair Isaac Corp.	638	40,679
FireEye, Inc. (a)(b)	1,460	59,203
FleetMatics Group PLC (a)(b)	681	22,023
Fortinet, Inc. (a)	2,480	62,322
Gigamon, Inc. (a)(b)	180	3,445
Glu Mobile, Inc. (a)(b)	1,073	5,365
Guidance Software, Inc. (a)(b)	278	2,535
Guidewire Software, Inc. (a)	1,177	47,857
Imperva, Inc. (a)(b)	350	9,163
Infoblox, Inc. (a)	1,014	13,334
Informatica Corp. (a)	1,927	68,697
Interactive Intelligence Group (a)	283	15,885
Jive Software, Inc. (a)(b)	800	6,808
Kofax, Ltd. (a)	1,300	11,180
Manhattan Associates, Inc. (a)	1,322	45,516
Mavenir Systems, Inc. (a)(b)	90	1,363
Mentor Graphics Corp.	1,698	36,626
MICROS Systems, Inc. (a)	1,275	86,572
MicroStrategy, Inc. (a)	168	23,624
Model N, Inc. (a)	139	1,536
Monotype Imaging Holdings, Inc.	715	20,142
Netscout Systems, Inc. (a)	635	28,156
NetSuite, Inc. (a)(b)	670	58,210
Nuance Communications, Inc. (a)(b)	4,567	85,723
Pegasystems, Inc.	548	11,574
Progress Software Corp. (a)	905	21,756
Proofpoint, Inc. (a)	635	23,787
PROS Holdings, Inc. (a)	432	11,422
PTC, Inc. (a)	2,082	80,782
QAD, Inc. (Class A)	152	3,241

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

QLIK Technologies, Inc. (a)	1,559	$35,265
Quality Systems, Inc.	797	12,792
Qualys, Inc. (a)(b)	288	7,393
Rally Software Development Corp. (a)	149	1,623
RealPage, Inc. (a)(b)	854	19,198
Rosetta Stone, Inc. (a)	216	2,099
Rovi Corp. (a)	1,747	41,858
Sapiens International Corp. NV (a)(b)	368	2,944
SeaChange International, Inc. (a)	653	5,230
ServiceNow, Inc. (a)(b)	2,555	158,308
Silver Spring Networks, Inc. (a)(b)	612	8,158
SolarWinds, Inc. (a)	1,213	46,895
Solera Holdings, Inc.	1,213	81,453
Splunk, Inc. (a)	2,114	116,968
SS&C Technologies Holdings, Inc. (a)	1,068	47,227
Synchronoss Technologies, Inc. (a)(b)	581	20,312
Synopsys, Inc. (a)	2,735	106,173
Tableau Software, Inc. (Class A) (a)(b)	624	44,510
Take-Two Interactive Software, Inc. (a)	1,497	33,293
Tangoe, Inc. (a)	571	8,599
TeleCommunication Systems, Inc. (Class A) (a)	941	3,096
TeleNav, Inc. (a)	365	2,077
TIBCO Software, Inc. (a)	2,827	57,021
TiVo, Inc. (a)	2,149	27,744
Tyler Technologies, Inc. (a)	566	51,625
Ultimate Software Group, Inc. (a)	512	70,743
Varonis Systems, Inc. (a)(b)	90	2,611
Vasco Data Security International (a)	581	6,740
Verint Systems, Inc. (a)	906	44,439
VirnetX Holding Corp. (a)(b)	785	13,824
VMware, Inc. (Class A) (a)	1,569	151,895
Vringo, Inc. (a)(b)	1,296	4,432
Workday, Inc. (Class A) (a)	1,663	149,437
Zynga, Inc. (Class A) (a)	11,486	36,870

		3,285,124

SPECIALTY RETAIL — 2.9%
Aaron’s, Inc.	1,141	40,665
Abercrombie & Fitch Co. (Class A) (b)	1,240	53,630
Advance Auto Parts, Inc.	1,250	168,650
Aeropostale, Inc. (a)(b)	1,510	5,270
America’s Car-Mart, Inc. (a)(b)	139	5,497
American Eagle Outfitters, Inc. (b)	3,516	39,450
ANN, Inc. (a)	852	35,051
Asbury Automotive Group, Inc. (a)	569	39,113
Ascena Retail Group, Inc. (a)	2,344	40,082
Barnes & Noble, Inc. (a)	795	18,118
bebe stores, inc.	641	1,955
Big 5 Sporting Goods Corp.	368	4,515
Brown Shoe Co., Inc.	782	22,373
Cabela’s, Inc. (a)(b)	879	54,850
Chico’s FAS, Inc.	2,663	45,165
Christopher & Banks Corp. (a)	725	6,351
Citi Trends, Inc. (a)	281	6,030
Conn’s, Inc. (a)(b)	432	21,337
CST Brands, Inc.	1,321	45,575
Destination Maternity Corp.	296	6,740
Destination XL Group, Inc. (a)(b)	787	4,336
Dick’s Sporting Goods, Inc.	1,670	77,755
DSW, Inc. (Class A)	1,312	36,657
Express, Inc. (a)	1,459	24,847
Five Below, Inc. (a)(b)	963	38,433
Foot Locker, Inc.	2,519	127,764
Francesca’s Holdings Corp. (a)	869	12,809
Genesco, Inc. (a)(b)	422	34,659
GNC Holdings, Inc. (Class A)	1,608	54,833
Group 1 Automotive, Inc.	437	36,844
Guess?, Inc.	1,066	28,782
Haverty Furniture Cos., Inc.	355	8,921
hhgregg, Inc. (a)(b)	206	2,095
Hibbett Sports, Inc. (a)(b)	404	21,885
Kirkland’s, Inc. (a)	293	5,435
Lithia Motors, Inc. (Class A)	432	40,638
Lumber Liquidators Holdings, Inc. (a)(b)	497	37,747
MarineMax, Inc. (a)	427	7,148
Mattress Firm Holding Corp. (a)(b)	266	12,702
Monro Muffler Brake, Inc.	569	30,265
Murphy USA, Inc. (a)	800	39,112
New York & Co., Inc. (a)	581	2,144
Office Depot, Inc. (a)	8,738	49,719
Outerwall, Inc. (a)(b)	404	23,977
Pacific Sunwear of California, Inc. (a)(b)	857	2,040
Penske Automotive Group, Inc.	785	38,858
Pep Boys-Manny, Moe & Jack (a)	1,003	11,494
Pier 1 Imports, Inc.	1,593	24,548
Rent-A-Center, Inc.	980	28,106
Restoration Hardware Holdings, Inc. (a)	565	52,573
Sally Beauty Holdings, Inc. (a)	2,783	69,798
Sears Hometown and Outlet Stores, Inc. (a)	139	2,984
Select Comfort Corp. (a)	1,081	22,333
Shoe Carnival, Inc.	288	5,947
Signet Jewelers, Ltd.	1,409	155,821
Sonic Automotive, Inc. (Class A)	710	18,943
Stage Stores, Inc.	653	12,205
Stein Mart, Inc.	494	6,862
Systemax, Inc. (a)	216	3,104
The Buckle, Inc. (b)	494	21,914
The Cato Corp. (Class A)	497	15,357
The Children’s Place, Inc. (b)	427	21,192
The Container Store Group, Inc. (a)(b)	270	7,501
The Finish Line, Inc. (Class A)	931	27,688
The Men’s Wearhouse, Inc.	796	44,417
Tile Shop Holdings, Inc. (a)(b)	360	5,504
Tilly’s, Inc. (Class A) (a)(b)	221	1,777
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,084	99,088
Vitamin Shoppe, Inc. (a)	574	24,694
West Marine, Inc. (a)	368	3,776
Williams-Sonoma, Inc.	1,626	116,714
Winmark Corp.	80	5,570
Zumiez, Inc. (a)(b)	437	12,057

		2,282,789

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a)(b)	1,873	112,005
Cray, Inc. (a)(b)	710	18,886
Diebold, Inc. (b)	1,132	45,472

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Eastman Kodak Co. (a)	300	$7,341
Electronics for Imaging, Inc. (a)	854	38,601
Fusion-io, Inc. (a)	1,433	16,193
Immersion Corp. (a)(b)	494	6,284
Lexmark International, Inc. (Class A)	1,137	54,758
NCR Corp. (a)	2,994	105,059
Nimble Storage, Inc. (a)(b)	180	5,530
QLogic Corp. (a)	1,731	17,466
Quantum Corp. (a)(b)	4,103	5,006
Silicon Graphics International Corp. (a)(b)	648	6,234
Stratasys, Ltd. (a)(b)	856	97,267
Super Micro Computer, Inc. (a)	566	14,303
Violin Memory, Inc. (a)	1,401	6,206

		556,611

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	914	63,002
Columbia Sportswear Co.	249	20,580
Crocs, Inc. (a)	1,534	23,056
Culp, Inc.	139	2,420
Deckers Outdoor Corp. (a)	643	55,510
G-III Apparel Group, Ltd. (a)(b)	322	26,295
Hanesbrands, Inc.	1,739	171,187
Iconix Brand Group, Inc. (a)(b)	793	34,051
Kate Spade & Co. (a)	2,192	83,603
Movado Group, Inc.	347	14,459
Oxford Industries, Inc.	296	19,734
Perry Ellis International, Inc. (a)	211	3,680
Quiksilver, Inc. (a)(b)	2,506	8,971
RG Barry Corp.	221	4,188
Skechers U.S.A., Inc. (a)	713	32,584
Steven Madden, Ltd. (a)	1,005	34,472
Tumi Holdings, Inc. (a)(b)	939	18,902
Unifi, Inc. (a)	288	7,929
Vera Bradley, Inc. (a)(b)	437	9,557
Vince Holding Corp. (a)	180	6,592
Wolverine World Wide, Inc. (b)	1,854	48,315

		689,087

THRIFTS & MORTGAGE FINANCE — 1.0%
Astoria Financial Corp.	1,734	23,322
Bank Mutual Corp.	854	4,953
BankFinancial Corp.	435	4,855
BBX Capital Corp. (Class A) (a)	144	2,592
Beneficial Mutual Bancorp, Inc. (a)(b)	656	8,895
Berkshire Hills Bancorp, Inc.	509	11,819
BofI Holding, Inc. (a)	211	15,502
Brookline Bancorp, Inc.	1,371	12,846
Capitol Federal Financial, Inc.	2,701	32,844
Charter Financial Corp.	430	4,773
Clifton Bancorp, Inc.	135	1,710
Dime Community Bancshares	656	10,358
ESB Financial Corp. (b)	206	2,666
Essent Group, Ltd. (a)	760	15,268
EverBank Financial Corp. (b)	1,500	30,240
Federal Agricultural Mortgage Corp. (Class C)	221	6,869
First Defiance Financial Corp.	224	6,429
First Financial Northwest, Inc.	282	3,065
Flagstar Bancorp, Inc. (a)	355	6,426
Fox Chase Bancorp, Inc.	211	3,557
Franklin Financial Corp. (a)	219	4,752
Home Loan Servicing Solutions, Ltd. (b)	1,263	28,708
HomeStreet, Inc. (b)	206	3,784
Kearny Financial Corp. (a)(b)	293	4,436
Ladder Capital Corp. (Class A) (a)	270	4,879
Meridian Interstate Bancorp, Inc. (a)(b)	139	3,570
Meta Financial Group, Inc.	62	2,480
MGIC Investment Corp. (a)(b)	5,899	54,507
NASB Financial, Inc.	81	1,916
Nationstar Mortgage Holdings, Inc. (a)	411	14,919
New York Community Bancorp, Inc.	7,727	123,477
NMI Holdings, Inc. (Class A) (a)	900	9,450
Northfield Bancorp, Inc.	1,068	14,002
Northwest Bancshares, Inc.	1,798	24,399
OceanFirst Financial Corp.	293	4,852
Ocwen Financial Corp. (a)	1,831	67,930
Oritani Financial Corp.	857	13,189
PennyMac Financial Services, Inc. (Class A) (a)	206	3,129
Provident Financial Services, Inc.	1,152	19,953
Radian Group, Inc. (b)	3,123	46,252
Stonegate Mortgage Corp. (a)(b)	180	2,511
Territorial Bancorp, Inc.	221	4,615
TFS Financial Corp. (a)	1,339	19,094
Tree.com, Inc. (a)(b)	149	4,342
TrustCo Bank Corp. NY (b)	1,793	11,977
United Community Financial Corp. (a)	800	3,304
United Financial Bancorp, Inc.	1,029	13,943
Walker & Dunlop, Inc. (a)	278	3,923
Washington Federal, Inc.	1,729	38,781
Waterstone Financial, Inc.	156	1,780
WSFS Financial Corp.	144	10,609

		774,452

TOBACCO — 0.1%
Alliance One International, Inc. (a)	1,644	4,110
Universal Corp. (b)	427	23,635
Vector Group, Ltd. (b)	1,206	24,940

		52,685

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Aceto Corp.	497	9,016
Air Lease Corp.	1,810	69,830
Aircastle, Ltd.	1,089	19,351
Applied Industrial Technologies, Inc.	687	34,851
Beacon Roofing Supply, Inc. (a)	934	30,934
CAI International, Inc. (a)	368	8,100
DXP Enterprises, Inc. (a)	183	13,824
GATX Corp.	792	53,016
H&E Equipment Services, Inc. (a)	576	20,932
HD Supply Holdings, Inc. (a)	1,870	53,089
Houston Wire & Cable Co.	365	4,530
Kaman Corp.	499	21,322
MRC Global, Inc. (a)	1,818	51,431
MSC Industrial Direct Co., Inc. (Class A)	801	76,608
NOW, Inc. (a)	1,900	68,799
Rush Enterprises, Inc. (Class A) (a)(b)	643	22,293

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Stock Building Supply Holdings, Inc. (a)	180	$3,551
TAL International Group, Inc. (a)(b)	646	28,656
Textainer Group Holdings, Ltd.	380	14,676
Titan Machinery, Inc. (a)(b)	368	6,057
United Rentals, Inc. (a)	1,689	176,889
Watsco, Inc.	414	42,543
WESCO International, Inc. (a)(b)	797	68,845

		899,143

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Wesco Aircraft Holdings, Inc. (a)	792	15,808

WATER UTILITIES — 0.4%
American States Water Co.	710	23,593
American Water Works Co., Inc.	3,168	156,657
Aqua America, Inc.	3,103	81,361
Artesian Resources Corp. (Class A)	144	3,237
California Water Service Group	941	22,772
Connecticut Water Service, Inc.	216	7,316
Middlesex Water Co.	283	5,994
SJW Corp.	283	7,698
York Water Co.	206	4,289

		312,917

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)(b)	360	2,459
Leap Wireless International, Inc. (a)(e)	1,110	2,797
NTELOS Holdings Corp.	288	3,589
RingCentral, Inc. (Class A) (a)(b)	180	2,723
SBA Communications Corp. (Class A) (a)	2,254	230,584
Shenandoah Telecommunications Co. (b)	422	12,854
Sprint Corp. (a)	12,716	108,468
T-Mobile US, Inc. (a)	4,595	154,484
Telephone & Data Systems, Inc.	1,534	40,053
US Cellular Corp. (a)	243	9,914
USA Mobility, Inc.	437	6,730

		574,655

TOTAL COMMON STOCKS —
(Cost $58,816,316)		77,621,133

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a) (Cost $2,307)	1,038	120

WARRANTS — 0.0% (d)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Tejon Ranch Co. (expiring 08/31/16) (a)	48	141

TOTAL WARRANTS —
(Cost $285)		141

SHORT TERM INVESTMENTS — 10.7%
MONEY MARKET FUNDS — 10.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	8,206,911	8,206,911
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	153,046	153,046

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,359,957)		8,359,957

TOTAL INVESTMENTS — 110.1% (i)
(Cost $67,178,865)		85,981,351
OTHER ASSETS & LIABILITIES — (10.1)%		(7,904,499)

NET ASSETS — 100.0%		$78,076,852

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.7%
Alliant Techsystems, Inc.	3,116	$417,294
BE Aerospace, Inc. (a)	21,173	1,958,291
Huntington Ingalls Industries, Inc.	5,525	522,610

		2,898,195

AIRLINES — 0.8%
Alaska Air Group, Inc.	14,674	1,394,764

AUTO COMPONENTS — 0.5%
Gentex Corp.	31,284	910,052

AUTOMOBILES — 0.2%
Thor Industries, Inc.	4,654	264,673

BANKS — 5.9%
Associated Banc-Corp.	34,197	618,282
BancorpSouth, Inc.	17,977	441,695
Bank of Hawaii Corp.	4,380	257,062
Cathay General Bancorp	15,726	401,957
City National Corp.	10,141	768,282
Commerce Bancshares, Inc.	7,617	354,190
Cullen/Frost Bankers, Inc.	4,842	384,552
East West Bancorp, Inc.	30,461	1,065,830
FirstMerit Corp.	17,539	346,395
PacWest Bancorp	20,299	876,308
Prosperity Bancshares, Inc.	7,218	451,847
Signature Bank (a)	10,671	1,346,467
SVB Financial Group (a)	10,615	1,237,921
Synovus Financial Corp.	29,520	719,698
Umpqua Holdings Corp.	36,300	650,496
Webster Financial Corp.	10,926	344,606
Westamerica Bancorporation (b)	2,432	127,145

		10,392,733

BIOTECHNOLOGY — 1.1%
Cubist Pharmaceuticals, Inc. (a)	16,085	1,123,055
United Therapeutics Corp. (a)	9,423	833,841

		1,956,896

BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	16,325	809,394
Fortune Brands Home & Security, Inc.	35,543	1,419,232
Lennox International, Inc.	6,434	576,293

		2,804,919

CAPITAL MARKETS — 1.7%
Eaton Vance Corp.	16,177	611,329
Federated Investors, Inc. (Class B) (b)	9,808	303,263
SEI Investments Co.	30,194	989,457
Waddell & Reed Financial, Inc. (Class A)	18,276	1,143,895

		3,047,944

CHEMICALS — 2.3%
Albemarle Corp.	8,116	580,294
Cytec Industries, Inc.	3,195	336,817
Minerals Technologies, Inc.	4,386	287,634
NewMarket Corp.	1,520	596,007
PolyOne Corp.	11,500	484,610
Rayonier Advanced Materials, Inc. (a)	3,764	145,868
RPM International, Inc.	15,270	705,168
The Scotts Miracle-Gro Co. (Class A)	4,610	262,125
Valspar Corp.	9,214	702,015

		4,100,538

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Civeo Corp. (a)	9,504	237,885
Copart, Inc. (a)	23,830	856,927
Deluxe Corp.	10,719	627,919
Herman Miller, Inc.	7,907	239,107
HNI Corp.	9,581	374,713
MSA Safety, Inc.	3,531	202,962
R.R. Donnelley & Sons Co.	26,205	444,437
Rollins, Inc.	8,339	250,170
Waste Connections, Inc.	17,074	828,943

		4,063,063

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	5,665	127,802
Arris Group, Inc. (a)	17,000	553,010
Ciena Corp. (a)(b)	22,276	482,498
InterDigital, Inc. (b)	3,002	143,496
JDS Uniphase Corp. (a)	31,825	396,858
Plantronics, Inc.	5,382	258,605
Riverbed Technology, Inc. (a)	19,339	398,964

		2,361,233

CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	10,688	1,007,665
Martin Marietta Materials, Inc. (b)	4,624	610,599

		1,618,264

CONSUMER FINANCE — 0.4%
SLM Corp.	90,999	756,202

CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	7,388	495,070
Packaging Corp. of America	21,058	1,505,436
Rock-Tenn Co. (Class A)	6,456	681,689

		2,682,195

DISTRIBUTORS — 1.0%
LKQ Corp. (a)	64,492	1,721,292

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	26,629	551,753
Sotheby’s	14,708	617,589

		1,169,342

DIVERSIFIED FINANCIAL SERVICES — 1.2%
CBOE Holdings, Inc.	18,216	896,410
MSCI, Inc. (Class A) (a)	24,798	1,136,988

		2,033,398

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
tw telecom, Inc. (a)	16,135	650,402

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	9,278	1,282,683
Hubbell, Inc. (Class B)	6,217	765,624

		2,048,307

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Belden, Inc.	9,200	719,072
FEI Co.	9,102	825,824

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Knowles Corp. (a)(b)	7,607	$233,839
Mettler-Toledo International, Inc. (a)	6,276	1,588,958
National Instruments Corp.	13,445	435,484
Trimble Navigation, Ltd. (a)	55,753	2,060,073
Zebra Technologies Corp. (Class A) (a)	6,346	522,403

		6,385,653

ENERGY EQUIPMENT & SERVICES — 3.3%
CARBO Ceramics, Inc. (b)	4,297	662,254
Dresser-Rand Group, Inc. (a)	9,581	610,597
Dril-Quip, Inc. (a)	8,630	942,741
Oceaneering International, Inc.	23,086	1,803,709
Oil States International, Inc. (a)	11,302	724,345
Patterson-UTI Energy, Inc.	30,917	1,080,240

		5,823,886

FOOD & STAPLES RETAILING — 0.2%
SUPERVALU, Inc. (a)	41,950	344,829

FOOD PRODUCTS — 1.4%
Flowers Foods, Inc.	25,641	540,512
Hain Celestial Group, Inc. (a)	10,770	955,730
Lancaster Colony Corp.	1,938	184,420
Tootsie Roll Industries, Inc. (b)	2,184	64,297
WhiteWave Foods Co. (Class A) (a)	19,524	631,992

		2,376,951

GAS UTILITIES — 0.6%
National Fuel Gas Co.	8,067	631,646
Questar Corp.	17,432	432,314

		1,063,960

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Align Technology, Inc. (a)	15,412	863,688
Hill-Rom Holdings, Inc.	6,710	278,532
Hologic, Inc. (a)	34,866	883,853
IDEXX Laboratories, Inc. (a)(b)	6,547	874,483
ResMed, Inc. (b)	19,128	968,451
Sirona Dental Systems, Inc. (a)(b)	6,458	532,527
STERIS Corp.	7,502	401,207
Teleflex, Inc.	4,148	438,029
The Cooper Cos., Inc.	6,328	857,634
Thoratec Corp. (a)	6,689	233,178

		6,331,582

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Henry Schein, Inc. (a)	10,164	1,206,162
HMS Holdings Corp. (a)	12,101	246,981
MEDNAX, Inc. (a)	14,037	816,252
Omnicare, Inc.	8,229	547,804
Universal Health Services, Inc. (Class B)	19,238	1,842,231
VCA, Inc. (a)	9,356	328,302

		4,987,732

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	18,233	292,640

HOTELS, RESTAURANTS & LEISURE — 2.4%
Bally Technologies, Inc. (a)(b)	8,347	548,565
Brinker International, Inc. (b)	13,752	669,035
Domino’s Pizza, Inc.	11,798	862,316
International Game Technology	34,100	542,531
Panera Bread Co. (Class A) (a)	5,591	837,699
The Cheesecake Factory, Inc.	6,490	301,266
The Wendy’s Co. (b)	55,992	477,612

		4,239,024

HOUSEHOLD DURABLES — 2.8%
Jarden Corp. (a)	25,487	1,512,653
NVR, Inc. (a)	461	530,427
Tempur Sealy International, Inc. (a)(b)	12,894	769,772
Toll Brothers, Inc. (a)	34,215	1,262,534
Tupperware Brands Corp. (b)	10,696	895,255

		4,970,641

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	15,969	1,117,031
Energizer Holdings, Inc.	5,995	731,570

		1,848,601

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	7,131	617,687

INSURANCE — 1.4%
Arthur J. Gallagher & Co.	19,031	886,845
Brown & Brown, Inc.	13,192	405,126
Old Republic International Corp.	51,457	851,099
RenaissanceRe Holdings, Ltd. (b)	2,441	261,187

		2,404,257

INTERNET SOFTWARE & SERVICES — 1.4%
Conversant, Inc. (a)(b)	13,451	341,655
Equinix, Inc. (a)	6,039	1,268,734
Rackspace Hosting, Inc. (a)	24,706	831,604

		2,441,993

IT SERVICES — 4.1%
Acxiom Corp. (a)	16,226	351,942
Broadridge Financial Solutions, Inc.	25,811	1,074,770
CoreLogic, Inc. (a)	19,397	588,893
DST Systems, Inc.	4,160	383,427
Gartner, Inc. (a)	19,169	1,351,798
Global Payments, Inc.	15,255	1,111,327
Jack Henry & Associates, Inc.	18,086	1,074,851
NeuStar, Inc. (Class A) (a)(b)	13,019	338,754
WEX, Inc. (a)	8,224	863,273

		7,139,035

LEISURE PRODUCTS — 1.5%
Brunswick Corp.	19,690	829,540
Polaris Industries, Inc.	14,106	1,837,165

		2,666,705

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Charles River Laboratories International, Inc. (a)	10,419	557,625
Covance, Inc. (a)	12,248	1,048,184
Techne Corp.	4,038	373,797

		1,979,606

MACHINERY — 6.7%
CLARCOR, Inc.	5,528	341,907

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Crane Co.	5,421	$403,105
Donaldson Co., Inc.	17,052	721,641
Graco, Inc.	12,865	1,004,499
Harsco Corp.	8,074	215,010
IDEX Corp.	17,182	1,387,275
ITT Corp.	7,569	364,069
Kennametal, Inc.	6,690	309,613
Lincoln Electric Holdings, Inc.	17,186	1,200,958
Nordson Corp.	12,862	1,031,404
Terex Corp.	23,418	962,480
Trinity Industries, Inc. (b)	33,118	1,447,919
Valmont Industries, Inc. (b)	2,825	429,259
Wabtec Corp.	20,558	1,697,885
Woodward, Inc.	5,320	266,957

		11,783,981

MARINE — 0.8%
Kirby Corp. (a)	12,145	1,422,665

MEDIA — 1.6%
AMC Networks, Inc. (Class A) (a)	12,614	775,635
Cinemark Holdings, Inc.	9,918	350,700
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	15,323	356,413
Lamar Advertising Co. (Class A)	8,592	455,376
Live Nation Entertainment, Inc. (a)	16,900	417,261
Meredith Corp.	4,852	234,643
Time, Inc. (a)	7,137	172,858

		2,762,886

METALS & MINING — 0.7%
Carpenter Technology Corp.	7,000	442,750
Compass Minerals International, Inc.	2,819	269,891
Worthington Industries, Inc.	11,260	484,630

		1,197,271

OIL, GAS & CONSUMABLE FUELS — 2.3%
Bill Barrett Corp. (a)	4,953	132,641
Energen Corp.	9,116	810,230
Gulfport Energy Corp. (a)	18,223	1,144,404
Rosetta Resources, Inc. (a)	13,017	713,983
SM Energy Co.	14,387	1,209,947

		4,011,205

PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp. (a)(b)	14,394	216,198

PHARMACEUTICALS — 2.1%
Endo International PLC (a)	29,926	2,095,418
Salix Pharmaceuticals, Ltd. (a)	13,505	1,665,842

		3,761,260

PROFESSIONAL SERVICES — 1.2%
FTI Consulting, Inc. (a)(b)	4,840	183,049
The Corporate Executive Board Co.	7,301	498,074
Towers Watson & Co. (Class A)	13,627	1,420,342

		2,101,465

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Duke Realty Corp.	26,530	481,785
Equity One, Inc.	5,414	127,716
Extra Space Storage, Inc.	23,507	1,251,748
Federal Realty Investment Trust	7,353	889,125
Highwoods Properties, Inc.	8,442	354,142
Kilroy Realty Corp.	8,033	500,295
LaSalle Hotel Properties	10,700	377,603
Liberty Property Trust	15,537	589,318
Mid-America Apartment Communities, Inc.	6,803	496,959
OMEGA Healthcare Investors, Inc.	26,926	992,492
Potlatch Corp.	4,519	187,087
Rayonier, Inc.	11,293	401,466
Regency Centers Corp.	8,879	494,383
Senior Housing Properties Trust	19,686	478,173
Taubman Centers, Inc.	6,960	527,638
UDR, Inc.	22,381	640,768
Washington Prime Group, Inc. (a)	15,300	286,722
Weingarten Realty Investors	10,703	351,486

		9,428,906

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	9,111	377,651

ROAD & RAIL — 2.3%
Con-way, Inc.	5,310	267,677
Genesee & Wyoming, Inc. (Class A) (a)	10,932	1,147,860
J.B. Hunt Transport Services, Inc.	19,552	1,442,547
Landstar System, Inc.	4,011	256,704
Old Dominion Freight Line, Inc. (a)	14,978	953,799

		4,068,587

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Micro Devices, Inc. (a)(b)	65,903	276,134
Atmel Corp. (a)	38,868	364,193
Cree, Inc. (a)(b)	26,116	1,304,494
Cypress Semiconductor Corp. (a)(b)	12,320	134,411
Integrated Device Technology, Inc. (a)	18,410	284,619
Semtech Corp. (a)	7,452	194,870
Skyworks Solutions, Inc.	25,969	1,219,504
SunEdison, Inc. (a)(b)	36,399	822,617

		4,600,842

SOFTWARE — 6.3%
ACI Worldwide, Inc. (a)	8,148	454,903
Advent Software, Inc.	8,618	280,688
Ansys, Inc. (a)	19,840	1,504,269
Cadence Design Systems, Inc. (a)	41,102	718,874
CommVault Systems, Inc. (a)	9,436	463,968
Compuware Corp.	19,022	190,030
Concur Technologies, Inc. (a)(b)	10,232	955,055
FactSet Research Systems, Inc. (b)	5,538	666,111
Fair Isaac Corp.	7,367	469,720
Fortinet, Inc. (a)	11,317	284,396
Informatica Corp. (a)	23,482	837,133
Mentor Graphics Corp.	20,721	446,952
MICROS Systems, Inc. (a)	10,064	683,346
PTC, Inc. (a)	25,193	977,488
SolarWinds, Inc. (a)	13,893	537,103
Solera Holdings, Inc.	9,916	665,859
Synopsys, Inc. (a)	14,445	560,755
TIBCO Software, Inc. (a)	17,876	360,559

		11,057,209

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	9,133	$1,232,224
Cabela’s, Inc. (a)(b)	4,717	294,341
Chico’s FAS, Inc.	14,803	251,059
Office Depot, Inc. (a)	44,184	251,407
Signet Jewelers, Ltd.	9,274	1,025,611
Williams-Sonoma, Inc.	11,551	829,131

		3,883,773

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
3D Systems Corp. (a)(b)	21,859	1,307,168
Diebold, Inc. (b)	5,425	217,923
NCR Corp. (a)	19,880	697,589

		2,222,680

TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Carter’s, Inc.	11,402	785,940
Deckers Outdoor Corp. (a)	7,380	637,115
Hanesbrands, Inc.	21,297	2,096,477
Kate Spade & Co. (a)	26,882	1,025,279

		4,544,811

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	21,764	488,167

TRADING COMPANIES & DISTRIBUTORS — 1.9%
MSC Industrial Direct Co., Inc. (Class A)	4,973	475,618
NOW, Inc. (a)	10,900	394,689
United Rentals, Inc. (a)	20,687	2,166,549
Watsco, Inc.	2,480	254,845

		3,291,701

WATER UTILITIES — 0.3%
Aqua America, Inc.	18,441	483,523

TOTAL COMMON STOCKS —
(Cost $155,475,161)		174,493,975

SHORT TERM INVESTMENTS — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,288,604	12,288,604
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	259,256	259,256

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,547,860)		12,547,860

TOTAL INVESTMENTS — 106.7% (f)
(Cost $168,023,021)		187,041,835
OTHER ASSETS & LIABILITIES — (6.7)%		(11,792,130)

NET ASSETS — 100.0%		$175,249,705

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.9%
Alliant Techsystems, Inc.	2,383	$319,132
Esterline Technologies Corp. (a)	4,440	511,133
Exelis, Inc.	26,472	449,494
Huntington Ingalls Industries, Inc.	3,247	307,134
Triumph Group, Inc.	7,199	502,634

		2,089,527

AIRLINES — 0.3%
JetBlue Airways Corp. (a)(b)	31,911	346,234

AUTOMOBILES — 0.2%
Thor Industries, Inc.	3,149	179,084

BANKS — 3.7%
Bank of Hawaii Corp.	3,367	197,609
Commerce Bancshares, Inc.	6,300	292,950
Cullen/Frost Bankers, Inc.	4,163	330,626
First Horizon National Corp.	33,077	392,293
First Niagara Financial Group, Inc.	48,760	426,163
FirstMerit Corp.	11,363	224,419
Fulton Financial Corp.	26,552	328,979
Hancock Holding Co.	11,520	406,887
International Bancshares Corp.	7,890	213,030
Prosperity Bancshares, Inc.	3,555	222,543
TCF Financial Corp.	23,320	381,748
Trustmark Corp.	9,274	228,975
Valley National Bancorp (b)	27,589	273,407
Webster Financial Corp.	5,416	170,821
Westamerica Bancorporation (b)	2,080	108,742

		4,199,192

BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	2,053	183,887

CAPITAL MARKETS — 1.4%
Eaton Vance Corp.	6,426	242,838
Federated Investors, Inc. (Class B) (b)	6,778	209,576
Janus Capital Group, Inc. (b)	20,726	258,660
Raymond James Financial, Inc.	17,268	876,006

		1,587,080

CHEMICALS — 4.1%
Albemarle Corp.	5,712	408,408
Ashland, Inc.	10,080	1,096,099
Cabot Corp.	8,356	484,564
Cytec Industries, Inc.	2,858	301,290
Intrepid Potash, Inc. (a)(b)	295	4,944
Minerals Technologies, Inc.	1,913	125,455
NewMarket Corp.	574	225,071
Olin Corp. (b)	10,997	296,039
PolyOne Corp.	5,613	236,532
Rayonier Advanced Materials, Inc. (a)	3,382	131,040
RPM International, Inc.	8,603	397,287
Sensient Technologies Corp.	6,933	386,307
The Scotts Miracle-Gro Co. (Class A)	3,046	173,196
Valspar Corp.	4,813	366,702

		4,632,934

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Civeo Corp. (a)	8,552	214,056
Clean Harbors, Inc. (a)(b)	7,654	491,769
Herman Miller, Inc.	3,019	91,295
MSA Safety, Inc.	2,038	117,144
R.R. Donnelley & Sons Co.	10,379	176,028
Rollins, Inc.	3,461	103,830
Waste Connections, Inc.	6,012	291,883

		1,486,005

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	4,175	94,188
ARRIS Group, Inc. (a)	5,418	176,248
InterDigital, Inc. (b)	3,678	175,808
JDS Uniphase Corp. (a)	11,732	146,298
Plantronics, Inc.	2,440	117,242
Polycom, Inc. (a)	19,392	242,982
Riverbed Technology, Inc. (a)	9,560	197,223

		1,149,989

CONSTRUCTION & ENGINEERING — 1.4%
Aecom Technology Corp. (a)	13,857	446,195
Granite Construction, Inc.	4,996	179,756
KBR, Inc.	20,366	485,729
URS Corp.	9,510	436,034

		1,547,714

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	3,466	457,685

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	4,280	286,803
Greif, Inc. (Class A)	4,227	230,625
Rock-Tenn Co. (Class A)	5,765	608,726
Silgan Holdings, Inc.	6,039	306,902
Sonoco Products Co.	14,251	626,047

		2,059,103

DIVERSIFIED CONSUMER SERVICES — 0.9%
Apollo Education Group, Inc. (a)	13,669	427,156
DeVry Education Group, Inc.	7,855	332,581
Service Corp. International	12,524	259,497

		1,019,234

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)	8,892	358,437

ELECTRIC UTILITIES — 3.5%
Cleco Corp.	8,383	494,178
Great Plains Energy, Inc.	21,452	576,415
Hawaiian Electric Industries, Inc. (b)	14,146	358,177
IDACORP, Inc. (b)	7,070	408,858
OGE Energy Corp.	27,670	1,081,343
PNM Resources, Inc.	11,000	322,630
Westar Energy, Inc. (b)	17,989	687,000

		3,928,601

ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc. (Class B)	3,420	421,173
Regal-Beloit Corp.	6,255	491,393

		912,566

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Arrow Electronics, Inc. (a)	13,801	833,719
Avnet, Inc.	19,241	852,569

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Ingram Micro, Inc. (Class A) (a)	21,586	$630,527
Itron, Inc. (a)(b)	5,561	225,499
Knowles Corp. (a)(b)	6,837	210,169
National Instruments Corp.	4,816	155,990
Tech Data Corp. (a)	5,316	332,356
Vishay Intertechnology, Inc. (b)	18,765	290,670
Zebra Technologies Corp. (Class A) (a)	2,863	235,682

		3,767,181

ENERGY EQUIPMENT & SERVICES — 2.4%
Atwood Oceanics, Inc. (a)	7,984	419,000
Dresser-Rand Group, Inc. (a)(b)	4,362	277,990
Helix Energy Solutions Group, Inc. (a)(b)	13,547	356,422
Superior Energy Services, Inc.	21,822	788,647
Tidewater, Inc.	6,866	385,526
Unit Corp. (a)	6,206	427,159

		2,654,744

FOOD & STAPLES RETAILING — 0.4%
United Natural Foods, Inc. (a)	6,864	446,846

FOOD PRODUCTS — 2.8%
Dean Foods Co. (b)	13,040	229,374
Flowers Foods, Inc.	7,484	157,763
Hillshire Brands Co.	17,014	1,059,972
Ingredion, Inc.	10,414	781,466
Lancaster Colony Corp.	1,398	133,034
Post Holdings, Inc. (a)	6,160	313,605
Tootsie Roll Industries, Inc.	1,481	43,601
WhiteWave Foods Co. (Class A) (a)	11,252	364,227

		3,083,042

GAS UTILITIES — 2.6%
Atmos Energy Corp.	13,968	745,891
National Fuel Gas Co.	6,453	505,270
ONE Gas, Inc.	7,135	269,346
Questar Corp.	12,797	317,366
UGI Corp.	16,040	810,020
WGL Holdings, Inc.	7,193	310,018

		2,957,911

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Hill-Rom Holdings, Inc.	3,597	149,311
Hologic, Inc. (a)	15,828	401,240
IDEXX Laboratories, Inc. (a)(b)	2,868	383,079
ResMed, Inc. (b)	6,994	354,106
Sirona Dental Systems, Inc. (a)	3,424	282,343
STERIS Corp.	3,272	174,986
Teleflex, Inc.	3,035	320,496
The Cooper Cos., Inc.	2,579	349,532
Thoratec Corp. (a)	3,552	123,823

		2,538,916

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Community Health Systems, Inc. (a)	15,959	724,060
Health Net, Inc. (a)	11,141	462,797
Henry Schein, Inc. (a)	5,276	626,103
HMS Holdings Corp. (a)	4,241	86,559
LifePoint Hospitals, Inc. (a)	6,203	385,206
MEDNAX, Inc. (a)	4,703	273,479
Omnicare, Inc.	8,375	557,524
Owens & Minor, Inc.	8,716	296,169
VCA, Inc. (a)	6,109	214,365
WellCare Health Plans, Inc. (a)	6,092	454,829

		4,081,091

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	10,033	161,030

HOTELS, RESTAURANTS & LEISURE — 0.6%
International Game Technology	11,918	189,616
International Speedway Corp. (Class A)	3,869	128,760
Life Time Fitness, Inc. (a)(b)	5,285	257,591
The Cheesecake Factory, Inc.	2,310	107,230

		683,197

HOUSEHOLD DURABLES — 0.6%
KB Home (b)	12,322	230,175
M.D.C. Holdings, Inc. (b)	5,352	162,112
NVR, Inc. (a)	274	315,264

		707,551

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	8,440	590,378
Energizer Holdings, Inc.	4,774	582,571

		1,172,949

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	4,255	368,568

INSURANCE — 8.1%
Alleghany Corp. (a)	2,303	1,008,990
American Financial Group, Inc.	9,892	589,167
Arthur J. Gallagher & Co.	9,340	435,244
Aspen Insurance Holdings, Ltd.	9,104	413,504
Brown & Brown, Inc.	7,849	241,043
Everest Re Group, Ltd.	6,408	1,028,420
First American Financial Corp.	14,954	415,572
HCC Insurance Holdings, Inc.	13,943	682,370
Kemper Corp.	7,097	261,595
Mercury General Corp.	4,994	234,918
Primerica, Inc. (b)	7,615	364,378
Protective Life Corp.	10,929	757,708
Reinsurance Group of America, Inc.	9,579	755,783
RenaissanceRe Holdings, Ltd. (b)	4,038	432,066
StanCorp Financial Group, Inc.	6,055	387,520
The Hanover Insurance Group, Inc.	6,197	391,341
W.R. Berkley Corp.	14,307	662,557

		9,062,176

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	4,646	275,229

INTERNET SOFTWARE & SERVICES — 1.0%
AOL, Inc. (a)	11,148	443,579
Equinix, Inc. (a)	3,032	636,993

		1,080,572

IT SERVICES — 1.5%
Convergys Corp. (b)	13,991	299,967
DST Systems, Inc.	2,179	200,838
Leidos Holdings, Inc.	8,797	337,277

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Science Applications International Corp.	5,701	$251,756
VeriFone Systems, Inc. (a)	15,582	572,639

		1,662,477

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,865	342,969
Techne Corp.	1,980	183,289

		526,258

MACHINERY — 4.3%
AGCO Corp.	12,134	682,174
CLARCOR, Inc.	3,319	205,280
Crane Co.	3,273	243,380
Donaldson Co., Inc.	7,363	311,602
Harsco Corp.	5,884	156,691
ITT Corp.	7,731	371,861
Kennametal, Inc.	6,478	299,802
Oshkosh Corp.	11,573	642,649
SPX Corp.	6,141	664,518
Timken Co.	10,586	718,154
Valmont Industries, Inc. (b)	1,891	287,337
Woodward, Inc.	4,820	241,868

		4,825,316

MEDIA — 1.5%
Cinemark Holdings, Inc.	7,926	280,263
John Wiley & Sons, Inc. (Class A)	6,508	394,320
Lamar Advertising Co. (Class A)	3,424	181,472
Live Nation Entertainment, Inc. (a)	8,664	213,914
Meredith Corp. (b)	1,941	93,867
The New York Times Co. (Class A) (b)	17,353	263,939
Time, Inc. (a)	10,728	259,832

		1,687,607

METALS & MINING — 2.7%
Carpenter Technology Corp.	2,776	175,582
Cliffs Natural Resources, Inc. (b)	21,170	318,609
Commercial Metals Co.	16,184	280,145
Compass Minerals International, Inc.	2,769	265,104
Reliance Steel & Aluminum Co.	10,840	799,016
Royal Gold, Inc.	9,024	686,907
Steel Dynamics, Inc.	30,814	553,111

		3,078,474

MULTI-UTILITIES — 2.4%
Alliant Energy Corp.	15,410	937,853
Black Hills Corp.	6,190	380,004
MDU Resources Group, Inc.	26,494	929,939
Vectren Corp.	11,403	484,628

		2,732,424

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	7,702	351,981
J.C. Penney Co., Inc. (a)(b)	42,112	381,114

		733,095

OIL, GAS & CONSUMABLE FUELS — 2.5%
Bill Barrett Corp. (a)	3,726	99,782
Energen Corp.	4,186	372,052
HollyFrontier Corp.	27,658	1,208,378
World Fuel Services Corp.	10,072	495,845
WPX Energy, Inc. (a)(b)	28,109	672,086

		2,848,143

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	8,960	383,936
Louisiana-Pacific Corp. (a)(b)	10,131	152,168

		536,104

PHARMACEUTICALS — 0.6%
Mallinckrodt PLC (a)(b)	8,169	653,683

PROFESSIONAL SERVICES — 0.9%
FTI Consulting, Inc. (a)(b)	2,444	92,432
Manpower, Inc.	11,044	937,084

		1,029,516

REAL ESTATE INVESTMENT TRUSTS — 12.6%
Alexandria Real Estate Equities, Inc.	9,914	769,723
American Campus Communities, Inc.	14,638	559,757
BioMed Realty Trust, Inc.	26,560	579,805
Camden Property Trust	11,933	849,033
Corporate Office Properties Trust	12,038	334,777
Corrections Corp. of America	16,219	532,794
Duke Realty Corp.	28,496	517,487
Equity One, Inc.	5,209	122,880
Federal Realty Investment Trust	4,580	553,814
Highwoods Properties, Inc.	6,996	293,482
Home Properties, Inc.	7,886	504,389
Hospitality Properties Trust	20,851	633,870
Kilroy Realty Corp.	6,137	382,212
LaSalle Hotel Properties	7,300	257,617
Liberty Property Trust	10,527	399,289
Mack-Cali Realty Corp.	12,203	262,121
Mid-America Apartment Communities, Inc.	5,925	432,821
National Retail Properties, Inc. (b)	17,112	636,395
Potlatch Corp.	2,717	112,484
Rayonier, Inc.	10,145	360,655
Realty Income Corp. (b)	30,764	1,366,537
Regency Centers Corp.	7,028	391,319
Senior Housing Properties Trust	15,703	381,426
SL Green Realty Corp.	13,240	1,448,588
Taubman Centers, Inc.	4,183	317,113
UDR, Inc.	20,298	581,132
Washington Prime Group, Inc. (a)	11,690	219,071
Weingarten Realty Investors	8,512	279,534

		14,080,125

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc.	6,155	777,930

ROAD & RAIL — 0.6%
Con-way, Inc.	4,377	220,645
Landstar System, Inc.	3,722	238,208
Werner Enterprises, Inc.	6,265	166,085

		624,938

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc. (a)(b)	47,455	198,837
Atmel Corp. (a)	33,294	311,965

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Cypress Semiconductor Corp. (a)(b)	12,181	$132,895
Fairchild Semiconductor International, Inc. (a)	17,512	273,187
Integrated Device Technology, Inc. (a)	6,935	107,215
International Rectifier Corp. (a)	9,847	274,731
Intersil Corp. (Class A)	17,706	264,705
RF Micro Devices, Inc. (a)	39,980	383,408
Semtech Corp. (a)	4,645	121,467
Silicon Laboratories, Inc. (a)	5,553	273,485
Skyworks Solutions, Inc.	9,432	442,927
SunEdison, Inc. (a)(b)	10,454	236,260
Teradyne, Inc. (b)	27,069	530,552

		3,551,634

SOFTWARE — 2.1%
Cadence Design Systems, Inc. (a)	13,449	235,223
Compuware Corp.	17,741	177,233
FactSet Research Systems, Inc. (b)	1,860	223,721
Fortinet, Inc. (a)	11,504	289,095
MICROS Systems, Inc. (a)	3,841	260,804
Rovi Corp. (a)	13,088	313,588
Solera Holdings, Inc.	3,019	202,726
Synopsys, Inc. (a)	11,944	463,666
TIBCO Software, Inc. (a)	9,459	190,788

		2,356,844

SPECIALTY RETAIL — 5.8%
Aaron’s, Inc.	9,939	354,226
Abercrombie & Fitch Co. (Class A) (b)	10,104	436,998
Advance Auto Parts, Inc.	4,134	557,759
American Eagle Outfitters, Inc. (b)	23,926	268,450
ANN, Inc. (a)	6,518	268,150
Ascena Retail Group, Inc. (a)	17,802	304,414
Cabela’s, Inc. (a)(b)	3,403	212,347
Chico’s FAS, Inc.	12,175	206,488
CST Brands, Inc.	10,440	360,180
Dick’s Sporting Goods, Inc.	13,764	640,852
Foot Locker, Inc.	20,248	1,026,979
Guess?, Inc.	8,195	221,265
Murphy USA, Inc. (a)	6,132	299,793
Office Depot, Inc. (a)(b)	38,159	217,125
Rent-A-Center, Inc. (b)	7,347	210,712
Signet Jewelers, Ltd.	5,122	566,442
Williams-Sonoma, Inc.	4,637	332,844

		6,485,024

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Diebold, Inc. (b)	5,344	214,669
Lexmark International, Inc. (Class A) (b)	8,652	416,680
NCR Corp. (a)	10,170	356,865

		988,214

THRIFTS & MORTGAGE FINANCE — 1.0%
Astoria Financial Corp.	11,549	155,334
New York Community Bancorp, Inc. (b)	61,560	983,729

		1,139,063

TOBACCO — 0.2%
Universal Corp. (b)	3,234	179,002

TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	6,388	427,613
MSC Industrial Direct Co., Inc. (Class A) (b)	3,396	324,794
NOW, Inc. (a)	7,692	278,527
Watsco, Inc.	2,216	227,716

		1,258,650

WATER UTILITIES — 0.3%
Aqua America, Inc.	12,471	326,990

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	13,671	356,950

TOTAL COMMON STOCKS —
(Cost $98,999,573)		111,616,736

SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,002,551	11,002,551
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	62,501	62,501

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,065,052)		11,065,052

TOTAL INVESTMENTS — 109.4% (f)
(Cost $110,064,625)		122,681,788
OTHER ASSETS & LIABILITIES — (9.4)%		(10,524,790)

NET ASSETS — 100.0%		$112,156,998

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	24,245	$668,192
Aerovironment, Inc. (a)	12,055	383,349
American Science & Engineering, Inc.	4,818	335,285
Cubic Corp.	12,808	570,084
Curtiss-Wright Corp.	29,767	1,951,525
Engility Holdings, Inc. (a)	10,833	414,471
GenCorp, Inc. (a)(b)	35,840	684,544
Moog, Inc. (Class A) (a)	27,752	2,022,843
National Presto Industries, Inc. (b)	2,949	214,805
Orbital Sciences Corp. (a)	37,197	1,099,171
Taser International, Inc. (a)(b)	33,345	443,488
Teledyne Technologies, Inc. (a)	23,093	2,243,947

		11,031,704

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	15,574	573,902
Forward Air Corp.	19,318	924,366
HUB Group, Inc. (Class A) (a)	21,367	1,076,897
UTI Worldwide, Inc. (b)	56,130	580,384

		3,155,549

AIRLINES — 0.3%
Allegiant Travel Co.	8,710	1,025,777
SkyWest, Inc.	31,548	385,516

		1,411,293

AUTO COMPONENTS — 0.6%
Dorman Products, Inc. (a)(b)	18,590	916,859
Drew Industries, Inc.	13,761	688,187
Standard Motor Products, Inc.	12,722	568,292
Superior Industries International, Inc.	14,295	294,763

		2,468,101

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	17,011	428,337

BANKS — 7.0%
Bank of the Ozarks, Inc. (b)	39,638	1,325,891
Banner Corp.	12,025	476,551
BBCN Bancorp, Inc.	49,101	783,161
Boston Private Financial Holdings, Inc.	48,904	657,270
Cardinal Financial Corp. (b)	19,594	361,705
City Holding Co.	9,599	433,107
Columbia Banking System, Inc.	32,307	849,997
Community Bank System, Inc. (b)	25,144	910,213
CVB Financial Corp. (b)	58,249	933,731
F.N.B. Corp. (b)	102,760	1,317,383
First BanCorp- Puerto Rico (a)	62,281	338,809
First Commonwealth Financial Corp.	57,523	530,362
First Financial Bancorp	35,689	614,208
First Financial Bankshares, Inc. (b)	37,551	1,177,975
First Midwest Bancorp, Inc.	46,241	787,484
Glacier Bancorp, Inc. (b)	45,731	1,297,846
Hanmi Financial Corp.	19,522	411,524
Home Bancshares, Inc.	29,367	963,825
Independent Bank Corp.-Massachusetts (b)	14,760	566,489
MB Financial, Inc.	34,117	922,865
National Penn Bancshares, Inc.	68,392	723,587
NBT Bancorp, Inc.	26,903	646,210
Old National Bancorp	65,305	932,555
Pinnacle Financial Partners, Inc.	20,673	816,170
PrivateBancorp, Inc.	41,081	1,193,814
S&T Bancorp, Inc.	18,303	454,829
Simmons First National Corp.	9,988	393,427
Sterling Bancorp	48,310	579,720
Susquehanna Bancshares, Inc.	115,185	1,216,354
Taylor Capital Group, Inc. (a)	9,461	202,276
Texas Capital Bancshares, Inc. (a)	26,554	1,432,588
Tompkins Financial Corp.	7,224	348,052
UMB Financial Corp. (b)	23,307	1,477,431
United Bankshares, Inc. (b)	38,869	1,256,635
United Community Banks, Inc.	24,240	396,809
ViewPoint Financial Group	21,926	590,029
Wilshire Bancorp, Inc.	41,857	429,871
Wintrust Financial Corp.	28,695	1,319,970

		30,070,723

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)	5,463	1,221,090

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc. (a)	25,771	868,740
Emergent Biosolutions, Inc. (a)(b)	18,314	411,333
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	12,825	798,869
Momenta Pharmaceuticals, Inc. (a)	28,774	347,590
Repligen Corp. (a)(b)	18,519	422,048
Spectrum Pharmaceuticals, Inc. (a)(b)	33,759	274,461

		3,123,041

BUILDING PRODUCTS — 1.0%
AAON, Inc.	17,224	577,349
American Woodmark Corp. (a)	7,467	237,973
Apogee Enterprises, Inc.	17,966	626,295
Gibraltar Industries, Inc. (a)	17,907	277,738
Griffon Corp.	27,101	336,052
PGT, Inc. (a)	19,286	163,352
Quanex Building Products Corp.	23,011	411,207
Simpson Manufacturing Co., Inc.	25,369	922,417
Universal Forest Products, Inc.	12,398	598,451

		4,150,834

CAPITAL MARKETS — 2.0%
Calamos Asset Management, Inc. (Class A)	11,619	155,578
Evercore Partners, Inc. (Class A)	21,517	1,240,240
Financial Engines, Inc. (b)	31,779	1,438,953
FXCM, Inc. (Class A) (b)	23,343	349,211
Greenhill & Co., Inc.	16,400	807,700
HFF, Inc. (Class A)	20,751	771,730
Investment Technology Group, Inc. (a)	22,342	377,133
Piper Jaffray Co., Inc. (a)	9,924	513,766
Stifel Financial Corp. (a)	37,615	1,781,070
SWS Group, Inc. (a)	18,075	131,586
Virtus Investment Partners, Inc. (a)	4,401	931,912

		8,498,879

CHEMICALS — 2.5%
A. Schulman, Inc.	18,111	700,896
American Vanguard Corp. (b)	15,384	203,376
Balchem Corp.	18,810	1,007,464

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Calgon Carbon Corp. (a)	32,898	$734,612
Flotek Industries, Inc. (a)(b)	29,055	934,409
FutureFuel Corp. (b)	13,736	227,880
H.B. Fuller Co.	30,902	1,486,386
Hawkins, Inc. (b)	5,697	211,586
Innophos Holdings, Inc.	13,705	788,997
Intrepid Potash, Inc. (a)	33,900	568,164
Koppers Holdings, Inc.	12,568	480,726
Kraton Performance Polymers, Inc. (a)	20,061	449,166
LSB Industries, Inc. (a)	11,767	490,331
OM Group, Inc.	19,849	643,703
Quaker Chemical Corp.	8,163	626,837
Stepan Co.	11,608	613,599
Tredegar Corp.	15,376	359,952
Zep, Inc.	14,250	251,655

		10,779,739

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	32,208	868,972
Brady Corp. (Class A)	28,665	856,224
G & K Services, Inc. (Class A)	12,247	637,701
Healthcare Services Group, Inc.	43,412	1,278,049
Interface, Inc.	35,995	678,146
Mobile Mini, Inc. (b)	25,370	1,214,969
Tetra Tech, Inc.	40,136	1,103,740
The Brink’s Co.	29,700	838,134
The Geo Group, Inc. (a)	700	25,011
UniFirst Corp.	9,361	992,266
United Stationers, Inc. (b)	24,282	1,006,975
Viad Corp.	12,536	298,858

		9,799,045

COMMUNICATIONS EQUIPMENT — 1.1%
Bel Fuse, Inc. (Class B)	6,063	155,637
Black Box Corp.	9,749	228,517
CalAmp Corp. (a)(b)	20,977	454,362
Comtech Telecommunications Corp.	9,962	371,881
Digi International, Inc. (a)	15,544	146,424
Harmonic, Inc. (a)	60,592	452,016
Ixia (a)	34,423	393,455
Netgear, Inc. (a)	22,393	778,605
Oplink Communications, Inc. (a)	11,138	189,012
Procera Networks, Inc. (a)(b)	12,228	123,381
ViaSat, Inc. (a)(b)	26,321	1,525,565

		4,818,855

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	23,348	543,308
Comfort Systems USA, Inc.	23,197	366,513
Dycom Industries, Inc. (a)	20,797	651,154
EMCOR Group, Inc.	41,561	1,850,711
Orion Marine Group, Inc. (a)	16,780	181,727

		3,593,413

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	44,902	623,689
Texas Industries, Inc. (a)	13,186	1,217,859

		1,841,548

CONSUMER FINANCE — 1.3%
Cash America International, Inc.	17,276	767,573
Encore Capital Group, Inc. (a)(b)	14,641	664,994
Ezcorp, Inc. (Class A) (a)(b)	33,041	381,623
First Cash Financial Services, Inc. (a)	17,928	1,032,473
Green Dot Corp. (Class A) (a)	19,113	362,765
Portfolio Recovery Associates, Inc. (a)(b)	30,898	1,839,358
World Acceptance Corp. (a)(b)	5,981	454,317

		5,503,103

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	15,989	321,219

DISTRIBUTORS — 0.4%
Pool Corp.	27,771	1,570,728
VOXX International Corp. (a)	11,923	112,195

		1,682,923

DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)(b)	10,740	369,241
Capella Education Co.	6,752	367,241
Career Education Corp. (a)	35,937	168,185
ITT Educational Services, Inc. (a)(b)	11,203	186,978
Matthews International Corp. (Class A)	16,779	697,503
Regis Corp. (b)	26,835	377,837
Strayer Education, Inc. (a)	6,706	352,132
Universal Technical Institute, Inc.	12,574	152,649

		2,671,766

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A)	29,553	688,289
MarketAxess Holdings, Inc.	23,161	1,252,084

		1,940,373

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
8x8, Inc. (a)(b)	50,089	404,719
Atlantic Tele-Network, Inc.	6,232	361,456
Cbeyond, Inc. (a)	17,431	173,438
Cincinnati Bell, Inc. (a)	128,636	505,540
General Communication, Inc. (Class A) (a)	19,663	217,866
Lumos Networks Corp.	10,730	155,263

		1,818,282

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc. (b)	23,836	1,223,978
El Paso Electric Co.	24,997	1,005,129
UIL Holdings Corp. (b)	34,956	1,353,147
UNS Energy Corp. (b)	25,748	1,555,437

		5,137,691

ELECTRICAL EQUIPMENT — 1.3%
AZZ, Inc.	15,728	724,746
Encore Wire Corp.	11,419	559,988
EnerSys (b)	28,892	1,987,481
Franklin Electric Co., Inc.	23,997	967,799
General Cable Corp.	30,281	777,010
Powell Industries, Inc.	5,631	368,155
Vicor Corp. (a)	10,977	91,987

		5,477,166

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Agilysys, Inc. (a)	8,401	$118,286
Anixter International, Inc.	16,509	1,652,056
Badger Meter, Inc. (b)	8,806	463,636
Benchmark Electronics, Inc. (a)	33,370	850,268
Checkpoint Systems, Inc. (a)	25,879	362,047
Cognex Corp. (a)	50,878	1,953,715
Coherent, Inc. (a)	15,431	1,021,069
CTS Corp.	20,948	391,728
Daktronics, Inc.	23,340	278,213
DTS, Inc. (a)	10,399	191,446
Electro Scientific Industries, Inc.	15,720	107,053
Fabrinet (a)	18,134	373,560
FARO Technologies, Inc. (a)	10,586	519,984
II-VI, Inc. (a)	33,234	480,564
Insight Enterprises, Inc. (a)	25,552	785,469
Littelfuse, Inc.	13,945	1,296,188
Measurement Specialties, Inc. (a)	9,270	797,869
Mercury Computer Systems, Inc. (a)	20,054	227,412
Methode Electronics, Inc. (Class A)	22,316	852,694
MTS Systems Corp.	9,336	632,607
Newport Corp. (a)	24,650	456,025
OSI Systems, Inc. (a)	11,640	776,970
Park Electrochemical Corp.	12,664	357,251
Plexus Corp. (a)	20,819	901,255
Rofin-Sinar Technologies, Inc. (a)	17,260	414,930
Rogers Corp. (a)	11,157	740,267
Sanmina Corp. (a)	50,846	1,158,272
Scansource, Inc. (a)	17,437	664,001
SYNNEX Corp. (a)	16,835	1,226,430
TTM Technologies, Inc. (a)	33,875	277,775

		20,329,040

ENERGY EQUIPMENT & SERVICES — 2.6%
Basic Energy Services, Inc. (a)	21,674	633,314
Bristow Group, Inc.	22,208	1,790,409
C&J Energy Services, Inc. (a)(b)	28,468	961,649
Era Group, Inc. (a)	11,536	330,853
Exterran Holdings, Inc.	36,595	1,646,409
Geospace Technologies Corp. (a)(b)	8,007	441,026
Gulf Island Fabrication, Inc.	7,331	157,763
Hornbeck Offshore Services, Inc. (a)(b)	20,208	948,159
ION Geophysical Corp. (a)(b)	79,066	333,659
Matrix Service Co. (a)	16,219	531,821
Newpark Resources, Inc. (a)(b)	53,111	661,763
Pioneer Energy Services Corp. (a)	38,850	681,429
SEACOR Holdings, Inc. (a)(b)	11,893	978,199
Tesco Corp.	19,515	416,450
Tetra Technologies, Inc. (a)	48,162	567,348

		11,080,251

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc. (b)	23,799	1,672,832
SpartanNash Co.	23,212	487,684
The Andersons, Inc.	16,251	838,226

		2,998,742

FOOD PRODUCTS — 2.3%
Annie’s, Inc. (a)(b)	10,499	355,076
B&G Foods, Inc.	32,950	1,077,135
Cal-Maine Foods, Inc.	9,193	683,224
Calavo Growers, Inc.	8,514	288,029
Darling Ingredients, Inc. (a)	101,555	2,122,499
Diamond Foods, Inc. (a)	13,548	382,054
J&J Snack Foods Corp.	8,975	844,727
Sanderson Farms, Inc. (b)	12,541	1,218,985
Seneca Foods Corp. (Class A) (a)	4,224	129,254
Snyders-Lance, Inc.	30,286	801,368
TreeHouse Foods, Inc. (a)	22,654	1,813,906

		9,716,257

GAS UTILITIES — 1.9%
New Jersey Resources Corp. (b)	25,984	1,485,245
Northwest Natural Gas Co. (b)	16,610	783,162
Piedmont Natural Gas Co., Inc.	48,228	1,804,209
South Jersey Industries, Inc.	20,358	1,229,827
Southwest Gas Corp.	28,728	1,516,551
The Laclede Group, Inc.	25,833	1,254,192

		8,073,186

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc. (b)	12,884	570,890
ABIOMED, Inc. (a)(b)	21,697	545,463
Analogic Corp.	7,605	595,015
Anika Therapeutics, Inc. (a)	7,379	341,869
Cantel Medical Corp.	20,537	752,065
CONMED Corp.	16,724	738,365
CryoLife, Inc.	15,748	140,945
Cyberonics, Inc. (a)(b)	14,974	935,276
Cynosure, Inc. (Class A) (a)	11,858	251,982
Greatbatch, Inc. (a)	15,359	753,513
Haemonetics Corp. (a)	32,121	1,133,229
HealthStream, Inc. (a)	12,588	305,888
ICU Medical, Inc. (a)	8,346	507,520
Integra LifeSciences Holdings Corp. (a)	14,692	691,406
Invacare Corp.	17,984	330,366
Masimo Corp. (a)	31,700	748,120
Meridian Bioscience, Inc. (b)	25,394	524,132
Merit Medical Systems, Inc. (a)	25,355	382,860
Natus Medical, Inc. (a)	17,914	450,358
Neogen Corp. (a)	22,626	915,674
NuVasive, Inc. (a)	28,751	1,022,673
SurModics, Inc. (a)	8,357	179,007
Symmetry Medical, Inc. (a)	22,789	201,911
West Pharmaceutical Services, Inc.	43,622	1,839,976

		14,858,503

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Air Methods Corp. (a)(b)	21,638	1,117,603
Almost Family, Inc. (a)	4,961	109,539
Amedisys, Inc. (a)(b)	20,365	340,910
AMN Healthcare Services, Inc. (a)	28,600	351,780
AmSurg Corp. (a)	25,297	1,152,784
Bio-Reference Laboratories, Inc. (a)(b)	15,132	457,289
Centene Corp. (a)	35,572	2,689,599

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Chemed Corp. (b)	10,825	$1,014,519
Corvel Corp. (a)	6,968	314,814
Cross Country Healthcare, Inc. (a)	16,038	104,568
Gentiva Health Services, Inc. (a)	18,115	272,812
Hanger, Inc. (a)	21,730	683,409
Healthways, Inc. (a)(b)	21,897	384,073
IPC The Hospitalist Co. (a)(b)	10,465	462,762
Kindred Healthcare, Inc.	39,438	911,018
Landauer, Inc. (b)	5,893	247,506
LHC Group, Inc. (a)	7,635	163,160
Magellan Health, Inc. (a)	17,064	1,062,063
Molina Healthcare, Inc. (a)(b)	17,759	792,584
MWI Veterinary Supply, Inc. (a)	7,963	1,130,666
PharMerica Corp. (a)	18,594	531,603
The Ensign Group, Inc.	12,060	374,825

		14,669,886

HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs and Systems, Inc.	6,472	411,619
Medidata Solutions, Inc. (a)	31,238	1,337,299
Omnicell, Inc. (a)	22,635	649,851

		2,398,769

HOTELS, RESTAURANTS & LEISURE — 3.6%
Biglari Holdings, Inc. (a)	903	381,942
BJ’s Restaurants, Inc. (a)(b)	15,344	535,659
Bob Evans Farms, Inc. (b)	15,139	757,707
Boyd Gaming Corp. (a)(b)	46,903	568,933
Buffalo Wild Wings, Inc. (a)(b)	11,676	1,934,830
Cracker Barrel Old Country Store, Inc. (b)	14,711	1,464,774
DineEquity, Inc.	10,107	803,405
Interval Leisure Group, Inc.	24,685	541,589
Jack in the Box, Inc.	24,620	1,473,261
Marcus Corp.	11,136	203,232
Marriott Vacations Worldwide Corp. (a)	18,338	1,075,157
Monarch Casino & Resort, Inc. (a)	5,985	90,613
Multimedia Games Holding Co., Inc. (a)	18,152	538,025
Papa John’s International, Inc.	19,037	806,979
Pinnacle Entertainment, Inc. (a)(b)	36,863	928,210
Red Robin Gourmet Burgers, Inc. (a)	8,057	573,658
Ruby Tuesday, Inc. (a)	35,350	268,307
Ruth’s Hospitality Group, Inc.	22,283	275,195
Scientific Games Corp. (Class A) (a)	29,996	333,556
Sonic Corp. (a)(b)	32,275	712,632
Texas Roadhouse, Inc.	36,429	947,154

		15,214,818

HOUSEHOLD DURABLES — 1.5%
Ethan Allen Interiors, Inc. (b)	16,013	396,162
Helen of Troy, Ltd. (a)	16,565	1,004,336
iRobot Corp. (a)(b)	18,223	746,232
La-Z-Boy, Inc.	32,404	750,801
M/I Homes, Inc. (a)	15,002	364,098
Meritage Homes Corp. (a)	22,713	958,716
Standard Pacific Corp. (a)(b)	93,179	801,339
The Ryland Group, Inc. (b)	29,017	1,144,430
Universal Electronics, Inc. (a)	9,903	484,059

		6,650,173

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	26,657	245,244
WD-40 Co.	8,773	659,905

		905,149

INSURANCE — 2.0%
AMERISAFE, Inc.	11,465	466,282
eHealth, Inc. (a)	11,801	448,084
Employers Holdings, Inc.	19,063	403,754
HCI Group, Inc.	6,257	254,034
Horace Mann Educators Corp.	25,213	788,411
Infinity Property & Casualty Corp.	7,025	472,291
Meadowbrook Insurance Group, Inc. (b)	28,022	201,478
ProAssurance Corp.	37,013	1,643,377
RLI Corp. (b)	21,089	965,454
Safety Insurance Group, Inc.	7,896	405,696
Selective Insurance Group, Inc.	34,786	859,910
Stewart Information Services Corp.	12,905	400,184
The Navigators Group, Inc. (a)	6,574	440,787
United Fire Group, Inc.	13,261	388,813
Universal Insurance Holdings, Inc. (b)	18,110	234,887

		8,373,442

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	7,494	209,832
FTD Cos., Inc. (a)	11,576	368,001
NutriSystem, Inc.	17,533	299,990
PetMed Express, Inc. (b)	12,055	162,501

		1,040,324

INTERNET SOFTWARE & SERVICES — 2.1%
Blucora, Inc. (a)	25,829	487,393
comScore, Inc. (a)	19,901	706,087
Dealertrack Technologies, Inc. (a)	27,132	1,230,165
Dice Holdings, Inc. (a)	22,660	172,442
Digital River, Inc. (a)	17,118	264,131
j2 Global, Inc. (b)	27,623	1,404,906
Liquidity Services, Inc. (a)(b)	16,024	252,538
LivePerson, Inc. (a)	29,916	303,647
LogMeIn, Inc. (a)	13,951	650,396
Monster Worldwide, Inc. (a)	55,985	366,142
NIC, Inc.	37,082	587,750
OpenTable, Inc. (a)	14,562	1,508,623
Perficient, Inc. (a)	21,426	417,164
QuinStreet, Inc. (a)	17,062	94,012
Stamps.com, Inc. (a)	8,919	300,481
XO Group, Inc. (a)	15,008	183,398

		8,929,275

IT SERVICES — 2.1%
CACI International, Inc. (Class A) (a)(b)	14,490	1,017,343
Cardtronics, Inc. (a)	27,356	932,292
CIBER, Inc. (a)	42,254	208,735
CSG Systems International, Inc.	20,952	547,057
ExlService Holdings, Inc. (a)	18,750	552,188

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Forrester Research, Inc.	7,733	$292,926
Heartland Payment Systems, Inc. (b)	22,490	926,813
Higher One Holdings, Inc. (a)	19,629	74,786
iGate Corp. (a)	18,082	658,004
ManTech International Corp. (Class A) (b)	14,523	428,719
MAXIMUS, Inc.	41,790	1,797,806
Sykes Enterprises, Inc. (a)	24,200	525,866
TeleTech Holdings, Inc. (a)	11,724	339,879
Virtusa Corp. (a)	15,894	569,005

		8,871,419

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc.	7,999	315,321
Callaway Golf Co. (b)	47,591	395,957
Sturm Ruger & Co, Inc. (b)	11,894	701,865

		1,413,143

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Affymetrix, Inc. (a)(b)	44,772	398,919
Albany Molecular Research, Inc. (a)(b)	11,854	238,502
Cambrex Corp. (a)	18,837	389,926
Luminex Corp. (a)(b)	23,050	395,307
PAREXEL International Corp. (a)(b)	35,139	1,856,745

		3,279,399

MACHINERY — 3.8%
Actuant Corp. (Class A)	44,556	1,540,301
Albany International Corp. (Class A)	17,546	666,046
Astec Industries, Inc.	11,475	503,523
Barnes Group, Inc.	29,103	1,121,629
Briggs & Stratton Corp. (b)	28,863	590,537
CIRCOR International, Inc.	10,948	844,419
EnPro Industries, Inc. (a)	13,952	1,020,728
ESCO Technologies, Inc.	16,197	561,064
Federal Signal Corp.	38,945	570,544
Hillenbrand, Inc.	38,692	1,262,133
John Bean Technologies Corp.	16,853	522,274
Lindsay Corp. (b)	7,929	669,763
Lydall, Inc. (a)	10,599	290,095
Mueller Industries, Inc.	34,982	1,028,821
Standex International Corp.	7,796	580,646
Tennant Co.	11,302	862,569
The Toro Co.	34,568	2,198,525
Titan International, Inc. (b)	32,683	549,728
Watts Water Technologies, Inc. (Class A)	17,542	1,082,868

		16,466,213

MARINE — 0.2%
Matson, Inc.	26,350	707,234

MEDIA — 0.3%
Harte-Hanks, Inc.	26,850	193,052
Scholastic Corp. (b)	16,190	551,917
Sizmek, Inc. (a)	14,114	134,506
The E.W. Scripps Co. (Class A) (a)	18,484	391,121

		1,270,596

METALS & MINING — 2.0%
A.M. Castle & Co. (a)	10,549	116,461
AK Steel Holding Corp. (a)(b)	84,093	669,380
Century Aluminum Co. (a)	31,586	495,269
Globe Specialty Metals, Inc.	39,113	812,768
Haynes International, Inc.	7,651	432,970
Kaiser Aluminum Corp. (b)	11,062	806,088
Materion Corp.	12,554	464,372
Olympic Steel, Inc.	5,485	135,754
RTI International Metals, Inc. (a)	18,782	499,413
Stillwater Mining Co. (a)(b)	74,002	1,298,735
SunCoke Energy, Inc. (a)	42,853	921,340
US Silica Holdings, Inc.	33,167	1,838,779

		8,491,329

MULTI-UTILITIES — 0.6%
Avista Corp. (b)	37,184	1,246,408
NorthWestern Corp.	24,191	1,262,528

		2,508,936

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	20,854	318,858
Tuesday Morning Corp. (a)(b)	23,199	413,406

		732,264

OIL, GAS & CONSUMABLE FUELS — 2.5%
Approach Resources, Inc. (a)(b)	21,727	493,855
Arch Coal, Inc. (b)	130,828	477,522
Carrizo Oil & Gas, Inc. (a)	25,576	1,771,394
Cloud Peak Energy, Inc. (a)	37,729	694,968
Comstock Resources, Inc. (b)	27,311	787,649
Contango Oil & Gas Co. (a)	9,517	402,664
Forest Oil Corp. (a)(b)	74,298	169,400
Green Plains, Inc.	19,366	636,560
Northern Oil and Gas, Inc. (a)(b)	34,746	566,012
PDC Energy, Inc. (a)	22,096	1,395,362
Penn Virginia Corp. (a)(b)	32,425	549,604
PetroQuest Energy, Inc. (a)	35,915	270,081
Stone Energy Corp. (a)	34,240	1,602,090
Swift Energy Co. (a)(b)	27,172	352,693
Synergy Resources Corp. (a)	39,500	523,375

		10,693,229

PAPER & FOREST PRODUCTS — 1.3%
Boise Cascade Co. (a)	19,269	551,864
Clearwater Paper Corp. (a)	12,846	792,855
Deltic Timber Corp.	6,892	416,415
KapStone Paper and Packaging Corp. (a)	49,676	1,645,766
Neenah Paper, Inc.	10,278	546,276
P.H. Glatfelter Co.	26,430	701,188
Schweitzer-Mauduit International, Inc.	18,705	816,660
Wausau Paper Corp. (b)	30,734	332,542

		5,803,566

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	10,387	306,936
Medifast, Inc. (a)(b)	7,407	225,247

		532,183

PHARMACEUTICALS — 2.2%
Akorn, Inc. (a)(b)	44,050	1,464,663
Impax Laboratories, Inc. (a)	40,281	1,208,027
Lannett Co., Inc. (a)	17,370	861,899

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Prestige Brands Holdings, Inc. (a)	31,980	$1,083,802
Questcor Pharmaceuticals, Inc. (b)	34,597	3,199,877
Sagent Pharmaceuticals, Inc. (a)	13,200	341,352
The Medicines Co. (a)	40,202	1,168,270

		9,327,890

PROFESSIONAL SERVICES — 1.4%
CDI Corp.	8,628	124,329
Exponent, Inc.	8,005	593,251
Heidrick & Struggles International, Inc.	9,873	182,651
Insperity, Inc.	13,884	458,172
Kelly Services, Inc. (Class A)	16,754	287,666
Korn/Ferry International (a)	30,520	896,372
Navigant Consulting, Inc. (a)	30,105	525,332
On Assignment, Inc. (a)	28,842	1,025,910
Resources Connection, Inc.	24,061	315,440
TrueBlue, Inc. (a)	25,314	697,907
WageWorks, Inc. (a)	18,637	898,490

		6,005,520

REAL ESTATE INVESTMENT TRUSTS — 7.5%
Acadia Realty Trust	35,254	990,285
Agree Realty Corp.	9,269	280,202
American Assets Trust, Inc.	21,924	757,474
Associated Estates Realty Corp.	35,188	634,088
Capstead Mortgage Corp. (b)	58,818	773,457
CareTrust REIT, Inc. (a)	12,060	238,788
Cedar Realty Trust, Inc.	42,286	264,287
Chesapeake Lodging Trust	30,700	928,061
Coresite Realty Corp. (b)	13,350	441,484
Cousins Properties, Inc.	113,355	1,411,270
DiamondRock Hospitality Co.	120,819	1,548,900
EastGroup Properties, Inc.	19,369	1,244,071
EPR Properties	33,006	1,844,045
Franklin Street Properties Corp.	53,543	673,571
Getty Realty Corp. (b)	16,290	310,813
Government Properties Income Trust (b)	33,653	854,450
Healthcare Realty Trust, Inc.	59,277	1,506,821
Inland Real Estate Corp.	51,169	543,926
Kite Realty Group Trust	80,275	492,888
Lexington Realty Trust (b)	126,539	1,393,194
LTC Properties, Inc.	21,397	835,339
Medical Properties Trust, Inc.	106,468	1,409,636
Parkway Properties, Inc.	44,381	916,468
Pennsylvania Real Estate Investment Trust	42,540	800,603
Post Properties, Inc.	33,507	1,791,284
PS Business Parks, Inc.	12,449	1,039,367
Retail Opportunity Investments Corp. (b)	53,663	844,119
Sabra Healthcare REIT, Inc.	28,989	832,274
Saul Centers, Inc.	7,752	376,747
Sovran Self Storage, Inc.	20,331	1,570,570
Tanger Factory Outlet Centers, Inc.	59,114	2,067,217
The Geo Group, Inc.	44,100	1,575,693
Universal Health Realty Income Trust	7,949	345,623
Urstadt Biddle Properties, Inc. (Class A)	15,578	325,269

		31,862,284

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	21,537	411,141

ROAD & RAIL — 0.8%
ArcBest Corp.	14,936	649,865
Heartland Express, Inc. (b)	30,616	653,346
Knight Transportation, Inc. (b)	37,442	889,996
Roadrunner Transportation Systems, Inc. (a)	15,757	442,772
Saia, Inc. (a)	15,271	670,855

		3,306,834

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Energy Industries, Inc. (a)	23,116	444,983
Brooks Automation, Inc.	41,020	441,785
Cabot Microelectronics Corp. (a)	14,951	667,562
CEVA, Inc. (a)(b)	13,329	196,869
Cirrus Logic, Inc. (a)(b)	38,145	867,417
Cohu, Inc.	14,555	155,739
Diodes, Inc. (a)	22,370	647,835
DSP Group, Inc. (a)	14,010	118,945
Entropic Communications, Inc. (a)	54,967	183,040
Exar Corp. (a)	29,138	329,259
GT Advanced Technologies, Inc. (a)(b)	84,222	1,566,529
Hittite Microwave Corp.	19,351	1,508,411
Kopin Corp. (a)	36,535	119,104
Kulicke & Soffa Industries, Inc. (a)	46,838	667,910
Micrel, Inc.	27,422	309,320
Microsemi Corp. (a)	58,664	1,569,849
MKS Instruments, Inc.	33,105	1,034,200
Monolithic Power Systems, Inc.	21,657	917,174
Nanometrics, Inc. (a)	13,861	252,963
Pericom Semiconductor Corp. (a)	12,587	113,787
Power Integrations, Inc.	18,842	1,084,169
Rubicon Technology, Inc. (a)(b)	13,976	122,290
Rudolph Technologies, Inc. (a)	20,482	202,362
Synaptics, Inc. (a)	22,276	2,019,097
Tessera Technologies, Inc.	29,806	658,117
TriQuint Semiconductor, Inc. (a)	105,798	1,672,666
Ultratech, Inc. (a)(b)	17,156	380,520
Veeco Instruments, Inc. (a)(b)	24,764	922,707

		19,174,609

SOFTWARE — 2.9%
Blackbaud, Inc.	28,493	1,018,340
Bottomline Technologies, Inc. (a)	23,244	695,460
Ebix, Inc. (b)	19,781	283,066
EPIQ Systems, Inc.	19,140	268,917
Interactive Intelligence Group (a)(b)	10,031	563,040
Manhattan Associates, Inc. (a)	46,931	1,615,834
MicroStrategy, Inc. (a)	5,616	789,722
Monotype Imaging Holdings, Inc.	24,463	689,123
Netscout Systems, Inc. (a)	22,752	1,008,824
Progress Software Corp. (a)	31,707	762,236
Quality Systems, Inc. (b)	26,943	432,435

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Synchronoss Technologies, Inc. (a)(b)	19,130	$668,785
Take-Two Interactive Software, Inc. (a)	58,081	1,291,721
Tangoe, Inc. (a)(b)	21,359	321,667
Tyler Technologies, Inc. (a)	17,908	1,633,389
Vasco Data Security International (a)	18,324	212,558

		12,255,117

SPECIALTY RETAIL — 4.3%
Aeropostale, Inc. (a)(b)	47,619	166,190
Barnes & Noble, Inc. (a)(b)	22,939	522,780
Big 5 Sporting Goods Corp.	11,157	136,896
Brown Shoe Co., Inc.	25,667	734,333
Christopher & Banks Corp. (a)	22,061	193,254
Francesca’s Holdings Corp. (a)	26,137	385,259
Genesco, Inc. (a)	14,774	1,213,389
Group 1 Automotive, Inc. (b)	12,945	1,091,393
Haverty Furniture Cos., Inc.	12,247	307,767
Hibbett Sports, Inc. (a)(b)	15,788	855,236
Kirkland’s, Inc. (a)	9,017	167,265
Lithia Motors, Inc. (Class A)	14,005	1,317,450
Lumber Liquidators Holdings, Inc. (a)(b)	16,929	1,285,758
MarineMax, Inc. (a)	15,162	253,812
Monro Muffler Brake, Inc. (b)	18,495	983,749
Outerwall, Inc. (a)(b)	12,554	745,080
Pep Boys-Manny, Moe & Jack (a)	32,367	370,926
Select Comfort Corp. (a)	33,607	694,321
Sonic Automotive, Inc. (Class A)	21,132	563,802
Stage Stores, Inc.	19,723	368,623
Stein Mart, Inc.	17,444	242,297
The Buckle, Inc. (b)	17,321	768,360
The Cato Corp. (Class A)	16,607	513,156
The Children’s Place, Inc. (b)	13,704	680,130
The Finish Line, Inc. (Class A)	30,008	892,438
The Men’s Wearhouse, Inc.	28,165	1,571,607
Vitamin Shoppe, Inc. (a)	19,074	820,563
Zumiez, Inc. (a)	13,608	375,445

		18,221,279

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (a)	28,763	1,300,088
Intevac, Inc. (a)	14,275	114,343
QLogic Corp. (a)	53,484	539,653
Super Micro Computer, Inc. (a)	21,140	534,208

		2,488,292

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Crocs, Inc. (a)	54,193	814,521
G-III Apparel Group, Ltd. (a)	10,965	895,402
Iconix Brand Group, Inc. (a)(b)	30,027	1,289,359
Movado Group, Inc.	10,971	457,162
Oxford Industries, Inc.	8,878	591,896
Perry Ellis International, Inc. (a)	7,540	131,498
Quiksilver, Inc. (a)(b)	79,393	284,227
Skechers U.S.A., Inc. (a)	24,286	1,109,870
Steven Madden, Ltd. (a)	35,571	1,220,085
Wolverine World Wide, Inc. (b)	62,637	1,632,320

		8,426,340

THRIFTS & MORTGAGE FINANCE — 0.8%
Bank Mutual Corp.	25,690	149,002
BofI Holding, Inc. (a)	7,561	555,507
Brookline Bancorp, Inc.	43,441	407,042
Dime Community Bancshares	18,093	285,689
Northwest Bancshares, Inc.	58,541	794,401
Oritani Financial Corp.	24,414	375,732
Provident Financial Services, Inc.	33,057	572,547
TrustCo Bank Corp. NY (b)	58,249	389,103

		3,529,023

TOBACCO — 0.0% (c)
Alliance One International, Inc. (a)	49,116	122,790

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aceto Corp.	16,394	297,387
Applied Industrial Technologies, Inc.	25,722	1,304,878
DXP Enterprises, Inc. (a)	6,479	489,424
Kaman Corp.	16,948	724,188

		2,815,877

WATER UTILITIES — 0.2%
American States Water Co.	23,955	796,024

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	9,298	115,853
USA Mobility, Inc.	13,146	202,448

		318,301

TOTAL COMMON STOCKS —
(Cost $346,931,104)		426,013,321

SHORT TERM INVESTMENTS — 15.6%
MONEY MARKET FUNDS — 15.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	64,870,898	64,870,898
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	1,683,686	1,683,686

TOTAL SHORT TERM INVESTMENTS —
(Cost $66,554,584)		66,554,584

TOTAL INVESTMENTS — 115.4% (g)
(Cost $413,485,688)		492,567,905
OTHER ASSETS & LIABILITIES — (15.4)%		(65,690,988)

NET ASSETS — 100.0%		$426,876,917

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Aerovironment, Inc. (a)	8,911	$283,370
American Science & Engineering, Inc.	3,054	212,528
GenCorp, Inc. (a)(b)	71,329	1,362,384
Moog, Inc. (Class A) (a)	33,235	2,422,499
Orbital Sciences Corp. (a)	32,873	971,397
Taser International, Inc. (a)(b)	65,546	871,762
Teledyne Technologies, Inc. (a)	25,170	2,445,769

		8,569,709

AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	18,268	874,124

AIRLINES — 0.5%
Allegiant Travel Co.	17,129	2,017,282

AUTO COMPONENTS — 0.9%
Dorman Products, Inc. (a)(b)	36,644	1,807,282
Drew Industries, Inc.	27,198	1,360,172
Standard Motor Products, Inc.	12,393	553,595

		3,721,049

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)(b)	33,531	844,311

BANKS — 8.0%
Bank of the Ozarks, Inc. (b)	77,946	2,607,294
BBCN Bancorp, Inc.	97,189	1,550,165
Boston Private Financial Holdings, Inc.	96,669	1,299,231
Cardinal Financial Corp. (b)	15,575	287,514
City Holding Co.	8,678	391,551
Columbia Banking System, Inc.	44,093	1,160,087
Community Bank System, Inc. (b)	21,987	795,929
CVB Financial Corp. (b)	55,656	892,166
First BanCorp- Puerto Rico (a)	37,808	205,675
First Commonwealth Financial Corp. (b)	63,954	589,656
First Financial Bankshares, Inc. (b)	74,248	2,329,160
First Midwest Bancorp, Inc.	92,021	1,567,118
Glacier Bancorp, Inc.	90,881	2,579,203
Home Bancshares, Inc.	58,045	1,905,037
MB Financial, Inc.	67,359	1,822,061
National Penn Bancshares, Inc.	56,435	597,082
Old National Bancorp	69,776	996,401
Pinnacle Financial Partners, Inc.	40,918	1,615,443
PrivateBancorp, Inc.	80,915	2,351,390
Taylor Capital Group, Inc. (a)	11,089	237,083
Texas Capital Bancshares, Inc. (a)	52,076	2,809,500
UMB Financial Corp.	22,615	1,433,565
United Community Banks, Inc.	47,574	778,786
ViewPoint Financial Group	18,276	491,807
Wilshire Bancorp, Inc.	82,345	845,683

		32,138,587

BEVERAGES — 0.6%
Boston Beer Co., Inc. (Class A) (a)(b)	10,853	2,425,863

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a)	50,446	1,700,534
Emergent Biosolutions, Inc. (a)	14,133	317,427
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	25,320	1,577,183
Momenta Pharmaceuticals, Inc. (a)	24,736	298,811
Repligen Corp. (a)(b)	37,300	850,067
Spectrum Pharmaceuticals, Inc. (a)(b)	67,491	548,702

		5,292,724

BUILDING PRODUCTS — 0.9%
AAON, Inc. (b)	33,792	1,132,708
American Woodmark Corp. (a)	7,177	228,731
Apogee Enterprises, Inc.	35,691	1,244,188
PGT, Inc. (a)	38,700	327,789
Simpson Manufacturing Co., Inc.	18,569	675,169

		3,608,585

CAPITAL MARKETS — 3.0%
Evercore Partners, Inc. (Class A)	42,105	2,426,932
Financial Engines, Inc. (b)	62,705	2,839,282
Greenhill & Co., Inc.	17,600	866,800
HFF, Inc. (Class A)	41,057	1,526,910
Investment Technology Group, Inc. (a)	26,009	439,032
Stifel Financial Corp. (a)	40,182	1,902,618
Virtus Investment Partners, Inc. (a)	8,669	1,835,661

		11,837,235

CHEMICALS — 2.2%
American Vanguard Corp. (b)	30,662	405,352
Balchem Corp.	37,103	1,987,237
Calgon Carbon Corp. (a)	35,005	781,662
Flotek Industries, Inc. (a)(b)	57,305	1,842,929
FutureFuel Corp. (b)	15,868	263,250
H.B. Fuller Co.	60,560	2,912,936
Quaker Chemical Corp.	8,540	655,786

		8,849,152

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Brady Corp. (Class A)	19,022	568,187
G & K Services, Inc. (Class A)	12,301	640,513
Healthcare Services Group, Inc.	48,134	1,417,065
Interface, Inc.	28,460	536,187
Mobile Mini, Inc.	49,751	2,382,575
UniFirst Corp.	7,294	773,164

		6,317,691

COMMUNICATIONS EQUIPMENT — 1.0%
CalAmp Corp. (a)(b)	40,471	876,602
Harmonic, Inc. (a)	119,543	891,791
Ixia (a)	34,294	391,980
Procera Networks, Inc. (a)(b)	9,402	94,866
ViaSat, Inc. (a)(b)	32,583	1,888,511

		4,143,750

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	24,749	391,034
Dycom Industries, Inc. (a)	40,835	1,278,544

		1,669,578

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	47,173	655,233
Texas Industries, Inc. (a)	11,511	1,063,156

		1,718,389

CONSUMER FINANCE — 2.0%
Encore Capital Group, Inc. (a)(b)	28,917	1,313,410

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

First Cash Financial Services, Inc. (a)	35,391	$2,038,168
Green Dot Corp. (Class A) (a)(b)	18,038	342,361
Portfolio Recovery Associates, Inc. (a)(b)	61,023	3,632,699
World Acceptance Corp. (a)(b)	6,645	504,754

		7,831,392

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	13,472	270,652

DISTRIBUTORS — 0.4%
Pool Corp.	29,380	1,661,733

DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)(b)	21,572	741,645
Capella Education Co. (b)	13,348	725,998
ITT Educational Services, Inc. (a)(b)	11,793	196,825
Matthews International Corp. (Class A)	13,100	544,567

		2,209,035

DIVERSIFIED FINANCIAL SERVICES — 0.6%
MarketAxess Holdings, Inc.	46,002	2,486,868

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
8x8, Inc. (a)(b)	98,718	797,641
General Communication, Inc. (Class A) (a)	21,455	237,721
Lumos Networks Corp.	20,931	302,872

		1,338,234

ELECTRICAL EQUIPMENT — 1.9%
AZZ, Inc. (b)	31,315	1,442,995
Encore Wire Corp.	15,606	765,318
EnerSys (b)	57,197	3,934,582
Franklin Electric Co., Inc.	29,741	1,199,455
Powell Industries, Inc.	5,517	360,701
Vicor Corp. (a)	9,691	81,211

		7,784,262

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Agilysys, Inc. (a)	9,304	131,000
Badger Meter, Inc. (b)	8,436	444,155
Cognex Corp. (a)	100,466	3,857,894
Coherent, Inc. (a)	16,825	1,113,310
CTS Corp.	25,155	470,399
Daktronics, Inc.	45,450	541,764
DTS, Inc. (a)	10,304	189,697
Electro Scientific Industries, Inc.	8,321	56,666
Fabrinet (a)	10,400	214,240
FARO Technologies, Inc. (a)	20,808	1,022,089
Littelfuse, Inc.	14,154	1,315,614
Measurement Specialties, Inc. (a)	18,498	1,592,123
Methode Electronics, Inc. (Class A)	43,664	1,668,401
MTS Systems Corp. (b)	18,463	1,251,053
Newport Corp. (a)	21,212	392,422
OSI Systems, Inc. (a)	10,069	672,106
Rogers Corp. (a)	10,813	717,443

		15,650,376

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc. (a)	22,850	667,677
Bristow Group, Inc.	18,870	1,521,299
C&J Energy Services, Inc. (a)(b)	56,232	1,899,517
Era Group, Inc. (a)(b)	23,167	664,430
Geospace Technologies Corp. (a)(b)	15,802	870,374
ION Geophysical Corp. (a)(b)	59,167	249,685
Matrix Service Co. (a)	31,841	1,044,066
Newpark Resources, Inc. (a)	103,124	1,284,925
Tesco Corp.	38,788	827,736

		9,029,709

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	24,879	1,748,745
The Andersons, Inc.	17,888	922,663

		2,671,408

FOOD PRODUCTS — 1.4%
Annie’s, Inc. (a)(b)	9,469	320,241
B&G Foods, Inc.	32,452	1,060,856
Calavo Growers, Inc.	7,195	243,407
Darling Ingredients, Inc. (a)	130,510	2,727,659
Diamond Foods, Inc. (a)(b)	12,403	349,765
J&J Snack Foods Corp.	7,812	735,265

		5,437,193

HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Abaxis, Inc. (b)	12,135	537,702
ABIOMED, Inc. (a)(b)	42,830	1,076,746
Analogic Corp.	7,179	561,685
Anika Therapeutics, Inc. (a)	14,464	670,117
Cantel Medical Corp.	40,984	1,500,834
CryoLife, Inc.	28,999	259,541
Cyberonics, Inc. (a)(b)	29,224	1,825,331
Cynosure, Inc. (Class A) (a)	15,854	336,898
Greatbatch, Inc. (a)	17,678	867,283
Haemonetics Corp. (a)	26,316	928,428
HealthStream, Inc. (a)	25,247	613,502
Integra LifeSciences Holdings Corp. (a)	11,977	563,638
Masimo Corp. (a)	62,600	1,477,360
Meridian Bioscience, Inc. (b)	26,652	550,097
Natus Medical, Inc. (a)	35,230	885,682
Neogen Corp. (a)	44,807	1,813,339
NuVasive, Inc. (a)	56,361	2,004,761
SurModics, Inc. (a)	16,078	344,391
West Pharmaceutical Services, Inc.	86,151	3,633,849

		20,451,184

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Air Methods Corp. (a)(b)	42,958	2,218,781
AmSurg Corp. (a)	34,621	1,577,679
Bio-Reference Laboratories, Inc. (a)(b)	12,419	375,302
Corvel Corp. (a)	13,435	606,993
Gentiva Health Services, Inc. (a)	13,931	209,801
Hanger, Inc. (a)	18,577	584,247
IPC The Hospitalist Co. (a)	20,615	911,595
Landauer, Inc. (b)	5,043	211,806
MWI Veterinary Supply, Inc. (a)	15,711	2,230,805

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

The Ensign Group, Inc.	15,398	$478,570

		9,405,579

HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs and Systems, Inc. (b)	7,138	453,977
Medidata Solutions, Inc. (a)	61,973	2,653,064
Omnicell, Inc. (a)	44,425	1,275,442

		4,382,483

HOTELS, RESTAURANTS & LEISURE — 4.9%
Bob Evans Farms, Inc. (b)	13,300	665,665
Boyd Gaming Corp. (a)(b)	46,457	563,523
Buffalo Wild Wings, Inc. (a)(b)	23,028	3,815,970
Cracker Barrel Old Country Store, Inc. (b)	15,458	1,539,153
DineEquity, Inc.	7,792	619,386
Interval Leisure Group, Inc.	27,087	594,289
Jack in the Box, Inc.	25,741	1,540,341
Monarch Casino & Resort, Inc. (a)	11,076	167,691
Multimedia Games Holding Co., Inc. (a)	35,755	1,059,778
Papa John’s International, Inc.	37,402	1,585,471
Pinnacle Entertainment, Inc. (a)(b)	72,176	1,817,392
Red Robin Gourmet Burgers, Inc. (a)	15,815	1,126,028
Ruth’s Hospitality Group, Inc.	44,556	550,267
Scientific Games Corp. (Class A) (a)	58,400	649,408
Sonic Corp. (a)(b)	61,282	1,353,106
Texas Roadhouse, Inc.	72,390	1,882,140

		19,529,608

HOUSEHOLD DURABLES — 1.5%
Helen of Troy, Ltd. (a)	20,057	1,216,056
iRobot Corp. (a)(b)	20,464	838,001
La-Z-Boy, Inc.	63,999	1,482,857
The Ryland Group, Inc. (b)	35,610	1,404,458
Universal Electronics, Inc. (a)	19,345	945,584

		5,886,956

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co. (b)	17,325	1,303,187

INSURANCE — 1.0%
AMERISAFE, Inc.	15,878	645,758
eHealth, Inc. (a)(b)	23,211	881,322
Employers Holdings, Inc.	37,785	800,286
HCI Group, Inc.	11,887	482,612
RLI Corp.	21,198	970,445
Universal Insurance Holdings, Inc. (b)	26,946	349,490

		4,129,913

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	7,946	222,488
NutriSystem, Inc.	18,038	308,630
PetMed Express, Inc. (b)	9,452	127,413

		658,531

INTERNET SOFTWARE & SERVICES — 3.9%
Blucora, Inc. (a)	50,933	961,106
comScore, Inc. (a)	39,060	1,385,849
Dealertrack Technologies, Inc. (a)(b)	53,129	2,408,869
Dice Holdings, Inc. (a)	25,688	195,486
Digital River, Inc. (a)	13,668	210,897
j2 Global, Inc. (b)	54,499	2,771,819
LivePerson, Inc. (a)	25,592	259,759
LogMeIn, Inc. (a)	27,991	1,304,940
NIC, Inc.	72,330	1,146,430
OpenTable, Inc. (a)	28,716	2,974,978
Perficient, Inc. (a)	42,503	827,533
QuinStreet, Inc. (a)	9,641	53,122
Stamps.com, Inc. (a)	18,022	607,161
XO Group, Inc. (a)	28,966	353,965

		15,461,914

IT SERVICES — 2.8%
Cardtronics, Inc. (a)(b)	54,389	1,853,577
CSG Systems International, Inc.	25,609	668,651
ExlService Holdings, Inc. (a)	17,471	514,521
Forrester Research, Inc.	8,064	305,464
Heartland Payment Systems, Inc. (b)	23,947	986,856
Higher One Holdings, Inc. (a)	12,606	48,029
iGate Corp. (a)	35,329	1,285,622
MAXIMUS, Inc.	82,540	3,550,871
Sykes Enterprises, Inc. (a)	25,174	547,031
TeleTech Holdings, Inc. (a)	9,931	287,900
Virtusa Corp. (a)	31,283	1,119,931

		11,168,453

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	15,559	613,336
Sturm Ruger & Co, Inc. (b)	23,729	1,400,248

		2,013,584

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Affymetrix, Inc. (a)(b)	43,535	387,897
Albany Molecular Research, Inc. (a)(b)	18,200	366,184
Cambrex Corp. (a)	37,303	772,172
Luminex Corp. (a)(b)	23,845	408,942
PAREXEL International Corp. (a)(b)	40,319	2,130,456

		4,065,651

MACHINERY — 3.7%
Actuant Corp. (Class A)	31,581	1,091,755
Albany International Corp. (Class A)	13,983	530,795
Barnes Group, Inc.	33,098	1,275,597
CIRCOR International, Inc.	21,612	1,666,933
EnPro Industries, Inc. (a)	10,396	760,571
Federal Signal Corp.	75,833	1,110,953
Hillenbrand, Inc.	76,659	2,500,617
John Bean Technologies Corp.	19,575	606,629
Lindsay Corp. (b)	7,180	606,495
Lydall, Inc. (a)	11,481	314,235
Tennant Co.	14,280	1,089,850
The Toro Co.	40,024	2,545,526
Watts Water Technologies, Inc. (Class A)	14,238	878,912

		14,978,868

MEDIA — 0.2%
The E.W. Scripps Co. (Class A) (a)	36,950	781,862

METALS & MINING — 1.8%
AK Steel Holding Corp. (a)(b)	59,378	472,649

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Globe Specialty Metals, Inc.	35,401	$735,633
RTI International Metals, Inc. (a)	23,288	619,228
Stillwater Mining Co. (a)(b)	53,943	946,700
SunCoke Energy, Inc. (a)	39,625	851,937
US Silica Holdings, Inc.	65,528	3,632,872

		7,259,019

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)(b)	19,837	353,495

OIL, GAS & CONSUMABLE FUELS — 2.7%
Carrizo Oil & Gas, Inc. (a)	50,445	3,493,821
Forest Oil Corp. (a)(b)	53,268	121,451
Northern Oil and Gas, Inc. (a)(b)	68,747	1,119,888
PDC Energy, Inc. (a)	20,585	1,299,943
Penn Virginia Corp. (a)(b)	33,543	568,554
PetroQuest Energy, Inc. (a)	20,102	151,167
Stone Energy Corp. (a)	67,567	3,161,460
Synergy Resources Corp. (a)	78,600	1,041,450

		10,957,734

PAPER & FOREST PRODUCTS — 1.1%
Deltic Timber Corp.	5,819	351,584
KapStone Paper and Packaging Corp. (a)	98,136	3,251,246
Schweitzer-Mauduit International, Inc.	14,901	650,577

		4,253,407

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	20,981	619,989

PHARMACEUTICALS — 3.9%
Akorn, Inc. (a)(b)	86,661	2,881,478
Lannett Co., Inc. (a)	34,000	1,687,080
Prestige Brands Holdings, Inc. (a)	63,271	2,144,254
Questcor Pharmaceuticals, Inc. (b)	68,233	6,310,870
Sagent Pharmaceuticals, Inc. (a)	10,500	271,530
The Medicines Co. (a)	79,321	2,305,069

		15,600,281

PROFESSIONAL SERVICES — 1.3%
Exponent, Inc.	9,741	721,906
Navigant Consulting, Inc. (a)	34,735	606,126
On Assignment, Inc. (a)	56,554	2,011,626
TrueBlue, Inc. (a)	32,904	907,163
WageWorks, Inc. (a)	23,354	1,125,896

		5,372,717

REAL ESTATE INVESTMENT TRUSTS — 5.3%
Acadia Realty Trust	23,873	670,593
American Assets Trust, Inc.	22,142	765,006
Associated Estates Realty Corp.	22,351	402,765
CareTrust REIT, Inc. (a)	24,398	483,080
Chesapeake Lodging Trust	17,800	538,094
Coresite Realty Corp. (b)	26,369	872,023
DiamondRock Hospitality Co.	119,639	1,533,772
EastGroup Properties, Inc.	17,290	1,110,537
Inland Real Estate Corp.	71,202	756,877
Lexington Realty Trust (b)	81,331	895,454
LTC Properties, Inc.	16,290	635,962
Medical Properties Trust, Inc.	139,912	1,852,435
Parkway Properties, Inc.	35,637	735,904
Post Properties, Inc.	23,645	1,264,062
PS Business Parks, Inc.	12,414	1,036,445
Retail Opportunity Investments Corp. (b)	105,800	1,664,234
Sabra Healthcare REIT, Inc.	57,271	1,644,250
Saul Centers, Inc.	7,275	353,565
Sovran Self Storage, Inc.	17,351	1,340,365
Tanger Factory Outlet Centers, Inc.	58,537	2,047,039
Universal Health Realty Income Trust	8,652	376,189
Urstadt Biddle Properties, Inc. (Class A)	10,346	216,024

		21,194,675

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	42,564	812,547

ROAD & RAIL — 1.0%
ArcBest Corp.	15,220	662,222
Heartland Express, Inc. (b)	29,912	638,322
Knight Transportation, Inc. (b)	29,909	710,937
Roadrunner Transportation Systems, Inc. (a)	20,364	572,229
Saia, Inc. (a)	30,187	1,326,115

		3,909,825

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	45,646	878,685
Cabot Microelectronics Corp. (a)	11,845	528,879
CEVA, Inc. (a)	8,116	119,873
Cirrus Logic, Inc. (a)(b)	30,963	704,099
DSP Group, Inc. (a)	10,804	91,726
Entropic Communications, Inc. (a)	35,851	119,384
Exar Corp. (a)	28,772	325,124
GT Advanced Technologies, Inc. (a)(b)	92,446	1,719,496
Hittite Microwave Corp.	16,098	1,254,839
Kopin Corp. (a)	21,996	71,707
Microsemi Corp. (a)	69,015	1,846,841
Monolithic Power Systems, Inc.	22,517	953,595
Nanometrics, Inc. (a)(b)	9,489	173,174
Power Integrations, Inc.	22,677	1,304,835
Synaptics, Inc. (a)	43,893	3,978,461
Tessera Technologies, Inc.	24,234	535,087
Ultratech, Inc. (a)(b)	11,079	245,732

		14,851,537

SOFTWARE — 4.5%
Blackbaud, Inc.	56,343	2,013,699
Bottomline Technologies, Inc. (a)(b)	22,272	666,378
EPIQ Systems, Inc.	27,079	380,460
Interactive Intelligence Group (a)(b)	19,714	1,106,547
Manhattan Associates, Inc. (a)	91,820	3,161,362
MicroStrategy, Inc. (a)	10,890	1,531,352
Monotype Imaging Holdings, Inc.	48,368	1,362,526
Netscout Systems, Inc. (a)	21,305	944,664
Progress Software Corp. (a)	27,928	671,389
Quality Systems, Inc. (b)	27,414	439,995
Synchronoss Technologies, Inc. (a)(b)	37,850	1,323,236
Take-Two Interactive Software, Inc. (a)	40,474	900,142
Tangoe, Inc. (a)	16,439	247,571

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Tyler Technologies, Inc. (a)	35,390	$3,227,922

		17,977,243

SPECIALTY RETAIL — 3.3%
Francesca’s Holdings Corp. (a)	51,272	755,749
Haverty Furniture Cos., Inc.	11,193	281,280
Hibbett Sports, Inc. (a)(b)	16,302	883,079
Kirkland’s, Inc. (a)	17,470	324,069
Lithia Motors, Inc. (Class A)	27,501	2,587,019
Lumber Liquidators Holdings, Inc. (a)(b)	33,434	2,539,312
MarineMax, Inc. (a)(b)	30,426	509,331
Monro Muffler Brake, Inc. (b)	22,723	1,208,637
Outerwall, Inc. (a)(b)	16,334	969,423
Select Comfort Corp. (a)	22,452	463,858
The Buckle, Inc. (b)	13,297	589,855
The Men’s Wearhouse, Inc.	27,324	1,524,679
Zumiez, Inc. (a)	15,062	415,561

		13,051,852

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Electronics for Imaging, Inc. (a)	56,385	2,548,602
Intevac, Inc. (a)	9,036	72,378

		2,620,980

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
G-III Apparel Group, Ltd. (a)	11,571	944,888
Iconix Brand Group, Inc. (a)(b)	59,394	2,550,378
Movado Group, Inc.	21,784	907,739
Oxford Industries, Inc.	11,029	735,304
Steven Madden, Ltd. (a)	69,877	2,396,781
Wolverine World Wide, Inc. (b)	123,663	3,222,658

		10,757,748

THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	30,818	178,744
BofI Holding, Inc. (a)(b)	14,820	1,088,826
Oritani Financial Corp.	48,448	745,615
TrustCo Bank Corp. NY (b)	40,690	271,809

		2,284,994

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Aceto Corp.	25,600	464,384
DXP Enterprises, Inc. (a)	12,768	964,495

		1,428,879

WATER UTILITIES — 0.2%
American States Water Co.	19,519	648,616

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
NTELOS Holdings Corp. (b)	6,264	78,049

TOTAL COMMON STOCKS —
(Cost $327,609,222)		398,650,251

SHORT TERM INVESTMENTS — 17.8%
MONEY MARKET FUNDS — 17.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	70,641,876	70,641,876
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	529,686	529,686

TOTAL SHORT TERM INVESTMENTS —
(Cost $71,171,562)		71,171,562

TOTAL INVESTMENTS — 117.6% (g)
(Cost $398,780,784)		469,821,813
OTHER ASSETS & LIABILITIES — (17.6)%		(70,260,075)

NET ASSETS — 100.0%		$399,561,738

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.0%
AAR Corp.	33,378	$919,898
Aerovironment, Inc. (a)	10,234	325,441
American Science & Engineering, Inc.	4,393	305,709
Cubic Corp.	17,616	784,088
Curtiss-Wright Corp.	40,731	2,670,324
Engility Holdings, Inc. (a)	14,971	572,791
Moog, Inc. (Class A) (a)	14,616	1,065,360
National Presto Industries, Inc. (b)	4,128	300,684
Orbital Sciences Corp. (a)	28,042	828,641
Teledyne Technologies, Inc. (a)	14,330	1,392,446

		9,165,382

AIR FREIGHT & LOGISTICS — 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	21,504	792,422
Forward Air Corp.	13,832	661,861
HUB Group, Inc. (Class A) (a)	29,458	1,484,683
UTI Worldwide, Inc.	77,784	804,287

		3,743,253

AIRLINES — 0.2%
SkyWest, Inc.	43,626	533,110

AUTO COMPONENTS — 0.3%
Standard Motor Products, Inc.	8,641	385,993
Superior Industries International, Inc.	19,872	409,761

		795,754

BANKS — 6.1%
Banner Corp.	16,616	658,492
Cardinal Financial Corp.	15,871	292,979
City Holding Co.	7,064	318,728
Columbia Banking System, Inc.	14,003	368,419
Community Bank System, Inc. (b)	18,777	679,727
CVB Financial Corp. (b)	40,364	647,035
F.N.B. Corp. (b)	140,232	1,797,774
First BanCorp- Puerto Rico (a)	56,644	308,143
First Commonwealth Financial Corp.	36,522	336,733
First Financial Bancorp	48,521	835,046
Hanmi Financial Corp.	26,957	568,254
Independent Bank Corp.-Massachusetts (b)	20,070	770,287
National Penn Bancshares, Inc.	55,757	589,909
NBT Bancorp, Inc.	37,365	897,507
Old National Bancorp	40,280	575,198
S&T Bancorp, Inc.	24,982	620,803
Simmons First National Corp.	14,003	551,578
Sterling Bancorp	66,973	803,676
Susquehanna Bancshares, Inc.	158,131	1,669,863
Taylor Capital Group, Inc. (a)	4,838	103,436
Tompkins Financial Corp.	10,167	489,846
UMB Financial Corp.	16,433	1,041,688
United Bankshares, Inc. (b)	53,487	1,729,235
ViewPoint Financial Group	17,994	484,219
Wintrust Financial Corp.	39,487	1,816,402

		18,954,977

BIOTECHNOLOGY — 0.2%
Emergent Biosolutions, Inc. (a)(b)	15,664	351,814
Momenta Pharmaceuticals, Inc. (a)	21,105	254,948

		606,762

BUILDING PRODUCTS — 1.0%
American Woodmark Corp. (a)	4,874	155,334
Gibraltar Industries, Inc. (a)	24,419	378,739
Griffon Corp.	37,542	465,521
Quanex Building Products Corp.	32,295	577,112
Simpson Manufacturing Co., Inc.	22,041	801,411
Universal Forest Products, Inc.	16,842	812,963

		3,191,080

CAPITAL MARKETS — 1.1%
Calamos Asset Management, Inc. (Class A)	16,062	215,070
FXCM, Inc. (Class A) (b)	32,411	484,869
Greenhill & Co., Inc.	10,500	517,125
Investment Technology Group, Inc. (a)	12,054	203,472
Piper Jaffray Co., Inc. (a)	13,786	713,701
Stifel Financial Corp. (a)	23,758	1,124,941
SWS Group, Inc. (a)	25,687	187,001

		3,446,179

CHEMICALS — 2.8%
A. Schulman, Inc.	24,548	950,008
Calgon Carbon Corp. (a)	21,308	475,808
FutureFuel Corp. (b)	7,645	126,831
Hawkins, Inc.	8,046	298,828
Innophos Holdings, Inc.	18,425	1,060,727
Intrepid Potash, Inc. (a)	47,000	787,720
Koppers Holdings, Inc.	17,585	672,626
Kraton Performance Polymers, Inc. (a)	28,013	627,211
LSB Industries, Inc. (a)	16,295	679,013
OM Group, Inc.	27,019	876,226
Quaker Chemical Corp.	5,246	402,840
Stepan Co.	16,020	846,817
Tredegar Corp.	21,386	500,646
Zep, Inc.	20,024	353,624

		8,658,925

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	44,018	1,187,606
Brady Corp. (Class A)	25,496	761,565
G & K Services, Inc. (Class A)	8,453	440,148
Healthcare Services Group, Inc. (b)	26,504	780,278
Interface, Inc.	29,274	551,522
Tetra Tech, Inc.	54,702	1,504,305
The Brink’s Co.	41,070	1,158,995
UniFirst Corp.	7,914	838,884
United Stationers, Inc. (b)	33,529	1,390,448
Viad Corp.	17,172	409,380

		9,023,131

COMMUNICATIONS EQUIPMENT — 1.2%
Bel Fuse, Inc. (Class B)	8,322	213,626
Black Box Corp.	13,435	314,916
Comtech Telecommunications Corp.	13,726	512,392
Digi International, Inc. (a)	21,907	206,364
Ixia (a)	22,995	262,833
Netgear, Inc. (a)	31,120	1,082,043
Oplink Communications, Inc. (a)	15,222	258,317

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Procera Networks, Inc. (a)(b)	10,136	$102,272
ViaSat, Inc. (a)(b)	13,342	773,302

		3,726,065

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (a)(b)	32,623	759,137
Comfort Systems USA, Inc.	13,973	220,774
EMCOR Group, Inc.	56,815	2,529,972
Orion Marine Group, Inc. (a)	23,063	249,772

		3,759,655

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	29,803	413,963
Texas Industries, Inc. (a)	10,241	945,859

		1,359,822

CONSUMER FINANCE — 0.7%
Cash America International, Inc. (b)	23,748	1,055,123
Ezcorp, Inc. (Class A) (a)(b)	46,987	542,700
Green Dot Corp. (Class A) (a)(b)	13,909	263,993
World Acceptance Corp. (a)(b)	3,531	268,215

		2,130,031

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	12,705	255,243

DISTRIBUTORS — 0.4%
Pool Corp. (b)	17,352	981,429
VOXX International Corp. (a)	16,555	155,783

		1,137,212

DIVERSIFIED CONSUMER SERVICES — 0.7%
Career Education Corp. (a)	50,216	235,011
ITT Educational Services, Inc. (a)(b)	7,176	119,768
Matthews International Corp. (Class A)	13,998	581,897
Regis Corp. (b)	37,059	521,791
Strayer Education, Inc. (a)	9,138	479,836
Universal Technical Institute, Inc.	18,153	220,377

		2,158,680

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	41,267	961,108

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Atlantic Tele-Network, Inc.	8,452	490,216
Cbeyond, Inc. (a)	25,244	251,178
Cincinnati Bell, Inc. (a)(b)	175,868	691,161
General Communication, Inc. (Class A) (a)	12,085	133,902

		1,566,457

ELECTRIC UTILITIES — 2.3%
ALLETE, Inc. (b)	32,556	1,671,751
El Paso Electric Co.	34,568	1,389,979
UIL Holdings Corp. (b)	47,793	1,850,067
UNS Energy Corp. (b)	35,323	2,133,862

		7,045,659

ELECTRICAL EQUIPMENT — 0.7%
Encore Wire Corp.	5,101	250,153
Franklin Electric Co., Inc.	12,276	495,091
General Cable Corp.	40,878	1,048,929
Powell Industries, Inc.	3,879	253,609
Vicor Corp. (a)	7,681	64,367

		2,112,149

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Agilysys, Inc. (a)	4,719	66,443
Anixter International, Inc.	22,627	2,264,284
Badger Meter, Inc.	6,442	339,171
Benchmark Electronics, Inc. (a)	46,016	1,172,488
Checkpoint Systems, Inc. (a)	35,246	493,092
Coherent, Inc. (a)	9,261	612,800
CTS Corp.	11,461	214,321
DTS, Inc. (a)	7,217	132,865
Electro Scientific Industries, Inc.	14,991	102,089
Fabrinet (a)	18,006	370,924
II-VI, Inc. (a)	46,259	668,905
Insight Enterprises, Inc. (a)	34,410	1,057,763
Littelfuse, Inc.	9,170	852,351
Mercury Computer Systems, Inc. (a)	28,274	320,627
Newport Corp. (a)	18,968	350,908
OSI Systems, Inc. (a)	8,740	583,395
Park Electrochemical Corp.	17,702	499,373
Plexus Corp. (a)	28,571	1,236,839
Rofin-Sinar Technologies, Inc. (a)	23,957	575,926
Rogers Corp. (a)	7,889	523,435
Sanmina Corp. (a)	70,006	1,594,737
Scansource, Inc. (a)	24,252	923,516
SYNNEX Corp. (a)	23,243	1,693,253
TTM Technologies, Inc. (a)	46,363	380,177

		17,029,682

ENERGY EQUIPMENT & SERVICES — 2.9%
Basic Energy Services, Inc. (a)	13,743	401,570
Bristow Group, Inc.	17,038	1,373,604
Exterran Holdings, Inc.	50,133	2,255,484
Gulf Island Fabrication, Inc.	10,338	222,474
Hornbeck Offshore Services, Inc. (a)(b)	27,456	1,288,235
ION Geophysical Corp. (a)(b)	65,734	277,397
Pioneer Energy Services Corp. (a)	52,798	926,077
SEACOR Holdings, Inc. (a)(b)	16,231	1,335,000
Tetra Technologies, Inc. (a)	66,508	783,464

		8,863,305

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	15,309	1,076,070
SpartanNash Co.	32,046	673,286
The Andersons, Inc.	9,881	509,662

		2,259,018

FOOD PRODUCTS — 3.1%
Annie’s, Inc. (a)(b)	8,368	283,006
B&G Foods, Inc.	23,088	754,747
Cal-Maine Foods, Inc.	12,720	945,350
Calavo Growers, Inc.	6,567	222,162
Darling Ingredients, Inc. (a)	48,627	1,016,304
Diamond Foods, Inc. (a)	9,645	271,989
J&J Snack Foods Corp.	6,805	640,487
Sanderson Farms, Inc. (b)	17,223	1,674,075
Seneca Foods Corp. (a)	5,927	181,366

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Snyders-Lance, Inc.	41,411	$1,095,735
TreeHouse Foods, Inc. (a)	31,016	2,483,451

		9,568,672

GAS UTILITIES — 3.6%
New Jersey Resources Corp. (b)	35,754	2,043,699
Northwest Natural Gas Co. (b)	23,188	1,093,314
Piedmont Natural Gas Co., Inc.	66,063	2,471,417
South Jersey Industries, Inc.	27,732	1,675,290
Southwest Gas Corp.	39,198	2,069,262
The Laclede Group, Inc.	35,499	1,723,477

		11,076,459

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abaxis, Inc. (b)	9,416	417,223
Analogic Corp.	5,600	438,144
CONMED Corp.	23,020	1,016,333
Cynosure, Inc. (Class A) (a)	5,830	123,887
Greatbatch, Inc. (a)	8,769	430,207
Haemonetics Corp. (a)	25,399	896,077
ICU Medical, Inc. (a)	11,520	700,531
Integra LifeSciences Holdings Corp. (a)	11,983	563,920
Invacare Corp.	24,497	450,010
Meridian Bioscience, Inc. (b)	16,127	332,861
Merit Medical Systems, Inc. (a)	34,568	521,977
Symmetry Medical, Inc. (a)	31,643	280,357

		6,171,527

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Almost Family, Inc. (a)	6,972	153,942
Amedisys, Inc. (a)(b)	27,588	461,823
AMN Healthcare Services, Inc. (a)	40,027	492,332
AmSurg Corp. (a)	10,779	491,199
Bio-Reference Laboratories, Inc. (a)(b)	11,918	360,162
Centene Corp. (a)	48,973	3,702,849
Chemed Corp. (b)	14,745	1,381,901
Cross Country Healthcare, Inc. (a)	22,780	148,526
Gentiva Health Services, Inc. (a)	15,159	228,295
Hanger, Inc. (a)	16,813	528,769
Healthways, Inc. (a)(b)	29,852	523,604
Kindred Healthcare, Inc.	53,922	1,245,598
Landauer, Inc.	4,402	184,884
LHC Group, Inc. (a)	10,239	218,807
Magellan Health, Inc. (a)	23,248	1,446,955
Molina Healthcare, Inc. (a)(b)	24,370	1,087,633
PharMerica Corp. (a)	25,386	725,786
The Ensign Group, Inc.	5,701	177,187

		13,560,252

HEALTH CARE TECHNOLOGY — 0.1%
Computer Programs and Systems, Inc. (b)	4,003	254,591

HOTELS, RESTAURANTS & LEISURE — 2.4%
Biglari Holdings, Inc. (a)	1,226	518,561
BJ’s Restaurants, Inc. (a)(b)	21,485	750,041
Bob Evans Farms, Inc. (b)	11,512	576,176
Boyd Gaming Corp. (a)(b)	32,109	389,482
Cracker Barrel Old Country Store, Inc. (b)	9,491	945,019
DineEquity, Inc.	8,427	669,862
Interval Leisure Group, Inc.	15,135	332,062
Jack in the Box, Inc.	15,971	955,705
Marcus Corp.	15,291	279,061
Marriott Vacations Worldwide Corp. (a)	24,964	1,463,639
Ruby Tuesday, Inc. (a)	50,105	380,297

		7,259,905

HOUSEHOLD DURABLES — 1.6%
Ethan Allen Interiors, Inc.	22,153	548,065
Helen of Troy, Ltd. (a)	8,843	536,151
iRobot Corp. (a)(b)	10,604	434,234
M/I Homes, Inc. (a)	20,731	503,141
Meritage Homes Corp. (a)	31,118	1,313,491
Standard Pacific Corp. (a)(b)	126,892	1,091,271
The Ryland Group, Inc. (b)	15,213	600,001

		5,026,354

HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (Class A) (a)	36,886	339,351

INSURANCE — 2.8%
AMERISAFE, Inc.	4,839	196,802
Horace Mann Educators Corp.	34,229	1,070,341
Infinity Property & Casualty Corp.	9,641	648,164
Meadowbrook Insurance Group, Inc. (b)	39,604	284,753
ProAssurance Corp.	50,438	2,239,447
RLI Corp. (b)	14,506	664,085
Safety Insurance Group, Inc.	10,859	557,935
Selective Insurance Group, Inc.	47,973	1,185,892
Stewart Information Services Corp.	17,760	550,738
The Navigators Group, Inc. (a)	9,172	614,983
United Fire Group, Inc.	18,315	536,996
Universal Insurance Holdings, Inc. (b)	6,444	83,579

		8,633,715

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	4,643	130,004
FTD Cos., Inc. (a)	16,123	512,550
NutriSystem, Inc.	11,208	191,769
PetMed Express, Inc. (b)	10,509	141,661

		975,984

INTERNET SOFTWARE & SERVICES — 0.5%
Dice Holdings, Inc. (a)	12,698	96,632
Digital River, Inc. (a)	14,004	216,082
Liquidity Services, Inc. (a)(b)	22,337	352,031
LivePerson, Inc. (a)	23,001	233,460
Monster Worldwide, Inc. (a)	76,234	498,570
QuinStreet, Inc. (a)	16,349	90,083

		1,486,858

IT SERVICES — 1.4%
CACI International, Inc. (Class A) (a)(b)	19,846	1,393,388
CIBER, Inc. (a)	58,516	289,069
CSG Systems International, Inc.	10,978	286,635
ExlService Holdings, Inc. (a)	14,169	417,277
Forrester Research, Inc.	4,815	182,392

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Heartland Payment Systems, Inc. (b)	14,065	$579,619
Higher One Holdings, Inc. (a)	17,640	67,208
ManTech International Corp. (Class A) (b)	20,142	594,592
Sykes Enterprises, Inc. (a)	16,005	347,789
TeleTech Holdings, Inc. (a)	8,922	258,649

		4,416,618

LEISURE PRODUCTS — 0.2%
Callaway Golf Co. (b)	65,605	545,834

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	31,809	283,418
Albany Molecular Research, Inc. (a)(b)	3,829	77,039
Luminex Corp. (a)(b)	15,504	265,894
PAREXEL International Corp. (a)(b)	20,147	1,064,568

		1,690,919

MACHINERY — 3.9%
Actuant Corp. (Class A)	38,271	1,323,028
Albany International Corp. (Class A)	14,378	545,789
Astec Industries, Inc.	15,911	698,175
Barnes Group, Inc.	16,873	650,285
Briggs & Stratton Corp. (b)	39,678	811,812
EnPro Industries, Inc. (a)	12,025	879,749
ESCO Technologies, Inc.	22,301	772,507
John Bean Technologies Corp.	9,738	301,781
Lindsay Corp. (b)	5,732	484,182
Lydall, Inc. (a)	6,557	179,465
Mueller Industries, Inc.	47,793	1,405,592
Standex International Corp.	10,742	800,064
Tennant Co.	5,634	429,987
The Toro Co.	19,169	1,219,148
Titan International, Inc. (b)	45,511	765,495
Watts Water Technologies, Inc. (Class A)	14,364	886,690

		12,153,749

MARINE — 0.3%
Matson, Inc.	36,258	973,165

MEDIA — 0.4%
Harte-Hanks, Inc.	38,184	274,543
Scholastic Corp. (b)	21,931	747,628
Sizmek, Inc. (a)	19,878	189,437

		1,211,608

METALS & MINING — 2.2%
A.M. Castle & Co. (a)(b)	14,739	162,719
AK Steel Holding Corp. (a)(b)	75,377	600,001
Century Aluminum Co. (a)	44,317	694,891
Globe Specialty Metals, Inc.	29,235	607,503
Haynes International, Inc.	10,683	604,551
Kaiser Aluminum Corp. (b)	15,147	1,103,762
Materion Corp.	17,526	648,287
Olympic Steel, Inc.	7,744	191,664
RTI International Metals, Inc. (a)	9,900	263,241
Stillwater Mining Co. (a)(b)	63,759	1,118,970
SunCoke Energy, Inc. (a)	31,341	673,831

		6,669,420

MULTI-UTILITIES — 1.1%
Avista Corp. (b)	50,748	1,701,073
NorthWestern Corp.	33,061	1,725,454

		3,426,527

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A)	29,028	443,838
Tuesday Morning Corp. (a)(b)	17,994	320,653

		764,491

OIL, GAS & CONSUMABLE FUELS — 2.3%
Approach Resources, Inc. (a)(b)	30,489	693,015
Arch Coal, Inc. (b)	180,488	658,781
Cloud Peak Energy, Inc. (a)	52,228	962,040
Comstock Resources, Inc. (b)	38,080	1,098,227
Contango Oil & Gas Co. (a)	13,258	560,946
Forest Oil Corp. (a)(b)	61,017	139,119
Green Plains, Inc.	26,402	867,834
PDC Energy, Inc. (a)	16,222	1,024,419
Penn Virginia Corp. (a)(b)	22,034	373,476
PetroQuest Energy, Inc. (a)	33,368	250,928
Swift Energy Co. (a)(b)	36,805	477,729

		7,106,514

PAPER & FOREST PRODUCTS — 1.6%
Boise Cascade Co. (a)	26,744	765,948
Clearwater Paper Corp. (a)	17,334	1,069,855
Deltic Timber Corp.	5,482	331,222
Neenah Paper, Inc.	13,968	742,399
P.H. Glatfelter Co.	36,419	966,196
Schweitzer-Mauduit International, Inc.	15,086	658,655
Wausau Paper Corp. (b)	42,710	462,122

		4,996,397

PERSONAL PRODUCTS — 0.1%
Medifast, Inc. (a)(b)	10,491	319,031

PHARMACEUTICALS — 0.6%
Impax Laboratories, Inc. (a)	54,953	1,648,041
Sagent Pharmaceuticals, Inc. (a)	11,300	292,218

		1,940,259

PROFESSIONAL SERVICES — 1.5%
CDI Corp.	12,248	176,494
Exponent, Inc.	4,335	321,267
Heidrick & Struggles International, Inc.	13,829	255,836
Insperity, Inc.	19,586	646,338
Kelly Services, Inc. (Class A)	23,224	398,756
Korn/Ferry International (a)	42,015	1,233,981
Navigant Consulting, Inc. (a)	17,248	300,978
Resources Connection, Inc.	33,719	442,056
TrueBlue, Inc. (a)	12,199	336,326
WageWorks, Inc. (a)	9,491	457,561

		4,569,593

REAL ESTATE INVESTMENT TRUSTS — 9.4%
Acadia Realty Trust	32,195	904,358
Agree Realty Corp.	12,649	382,379
American Assets Trust, Inc.	14,933	515,935
Associated Estates Realty Corp.	32,719	589,596
Capstead Mortgage Corp. (b)	80,514	1,058,759

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Cedar Realty Trust, Inc.	59,190	$369,938
Chesapeake Lodging Trust	30,178	912,281
Cousins Properties, Inc.	156,345	1,946,495
DiamondRock Hospitality Co.	83,792	1,074,213
EastGroup Properties, Inc.	14,487	930,500
EPR Properties	45,135	2,521,692
Franklin Street Properties Corp.	73,664	926,693
Getty Realty Corp. (b)	22,681	432,754
Government Properties Income Trust (b)	46,353	1,176,903
Healthcare Realty Trust, Inc.	81,077	2,060,977
Inland Real Estate Corp.	22,068	234,583
Kite Realty Group Trust	111,165	682,553
Lexington Realty Trust (b)	117,071	1,288,952
LTC Properties, Inc.	18,553	724,309
Medical Properties Trust, Inc.	47,681	631,296
Parkway Properties, Inc.	36,587	755,522
Pennsylvania Real Estate Investment Trust	58,673	1,104,226
Post Properties, Inc.	29,444	1,574,076
PS Business Parks, Inc.	8,465	706,743
Saul Centers, Inc.	5,470	265,842
Sovran Self Storage, Inc.	15,933	1,230,824
Tanger Factory Outlet Centers, Inc.	40,395	1,412,613
The Geo Group, Inc.	61,557	2,199,432
Universal Health Realty Income Trust	4,652	202,269
Urstadt Biddle Properties, Inc. (Class A)	14,033	293,009

		29,109,722

ROAD & RAIL — 0.6%
ArcBest Corp.	10,075	438,363
Heartland Express, Inc. (b)	21,674	462,523
Knight Transportation, Inc.	31,195	741,505
Roadrunner Transportation Systems, Inc. (a)	7,438	209,008

		1,851,399

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Brooks Automation, Inc.	56,628	609,884
Cabot Microelectronics Corp. (a)	12,216	545,444
CEVA, Inc. (a)	12,550	185,364
Cirrus Logic, Inc. (a)(b)	30,958	703,985
Cohu, Inc.	20,573	220,131
Diodes, Inc. (a)	30,802	892,026
DSP Group, Inc. (a)	10,730	91,098
Entropic Communications, Inc. (a)	50,374	167,745
Exar Corp. (a)	19,412	219,356
GT Advanced Technologies, Inc. (a)(b)	50,336	936,250
Hittite Microwave Corp.	15,290	1,191,855
Kopin Corp. (a)	33,511	109,246
Kulicke & Soffa Industries, Inc. (a)	65,612	935,627
Micrel, Inc.	38,771	437,337
Microsemi Corp. (a)	32,259	863,251
MKS Instruments, Inc.	45,669	1,426,700
Monolithic Power Systems, Inc.	14,247	603,360
Nanometrics, Inc. (a)	11,930	217,722
Pericom Semiconductor Corp. (a)	17,959	162,349
Power Integrations, Inc.	10,067	579,255
Rubicon Technology, Inc. (a)(b)	19,370	169,488
Rudolph Technologies, Inc. (a)	28,006	276,699
Tessera Technologies, Inc.	23,891	527,513
TriQuint Semiconductor, Inc. (a)	145,406	2,298,869
Ultratech, Inc. (a)(b)	15,617	346,385
Veeco Instruments, Inc. (a)(b)	33,711	1,256,072

		15,973,011

SOFTWARE — 1.4%
Bottomline Technologies, Inc. (a)	16,256	486,379
Ebix, Inc. (b)	27,177	388,903
EPIQ Systems, Inc.	7,730	108,606
Netscout Systems, Inc. (a)	16,544	733,561
Progress Software Corp. (a)	24,735	594,629
Quality Systems, Inc.	17,492	280,747
Take-Two Interactive Software, Inc. (a)	51,011	1,134,485
Tangoe, Inc. (a)(b)	17,109	257,662
Vasco Data Security International (a)(b)	24,796	287,634

		4,272,606

SPECIALTY RETAIL — 5.1%
Aeropostale, Inc. (a)(b)	66,536	232,211
Barnes & Noble, Inc. (a)(b)	31,518	718,295
Big 5 Sporting Goods Corp.	15,278	187,461
Brown Shoe Co., Inc.	35,202	1,007,129
Christopher & Banks Corp. (a)	30,942	271,052
Genesco, Inc. (a)	20,190	1,658,205
Group 1 Automotive, Inc. (b)	17,879	1,507,378
Haverty Furniture Cos., Inc.	8,720	219,134
Hibbett Sports, Inc. (a)(b)	10,594	573,877
Monro Muffler Brake, Inc. (b)	9,373	498,550
Outerwall, Inc. (a)(b)	5,870	348,385
Pep Boys-Manny, Moe & Jack (a)	45,979	526,919
Select Comfort Corp. (a)	30,471	629,531
Sonic Automotive, Inc. (Class A)	29,123	777,002
Stage Stores, Inc.	27,083	506,181
Stein Mart, Inc.	24,025	333,707
The Buckle, Inc. (b)	14,160	628,138
The Cato Corp. (Class A)	21,605	667,595
The Children’s Place, Inc. (b)	18,507	918,502
The Finish Line, Inc. (Class A)	40,954	1,217,972
The Men’s Wearhouse, Inc.	19,718	1,100,264
Vitamin Shoppe, Inc. (a)	26,170	1,125,833
Zumiez, Inc. (a)(b)	7,894	217,795

		15,871,116

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Intevac, Inc. (a)	13,066	104,659
QLogic Corp. (a)	74,599	752,704
Super Micro Computer, Inc. (a)	29,022	733,386

		1,590,749

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	73,604	1,106,268
G-III Apparel Group, Ltd. (a)(b)	6,955	567,945
Oxford Industries, Inc.	4,529	301,949
Perry Ellis International, Inc. (a)	10,762	187,689

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Quiksilver, Inc. (a)(b)	110,367	$395,114
Skechers U.S.A., Inc. (a)	33,573	1,534,286

		4,093,251

THRIFTS & MORTGAGE FINANCE — 1.1%
Bank Mutual Corp.	14,002	81,212
Brookline Bancorp, Inc.	59,797	560,298
Dime Community Bancshares	24,872	392,729
Northwest Bancshares, Inc.	79,886	1,084,053
Provident Financial Services, Inc.	46,099	798,435
TrustCo Bank Corp. NY	50,620	338,141

		3,254,868

TOBACCO — 0.1%
Alliance One International, Inc. (a)	69,547	173,868

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp.	4,564	82,791
Applied Industrial Technologies, Inc.	35,505	1,801,169
Kaman Corp.	23,246	993,301

		2,877,261

WATER UTILITIES — 0.2%
American States Water Co.	19,459	646,623

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	8,011	99,817
USA Mobility, Inc.	18,596	286,378

		386,195

TOTAL COMMON STOCKS —
(Cost $266,955,004)		307,721,101

SHORT TERM INVESTMENTS — 13.6%
MONEY MARKET FUNDS — 13.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	41,735,684	41,735,684
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	386,198	386,198

TOTAL SHORT TERM INVESTMENTS —
(Cost $42,121,882)		42,121,882

TOTAL INVESTMENTS — 113.3% (f)
(Cost $309,076,886)		349,842,983
OTHER ASSETS & LIABILITIES — (13.3)%		(41,110,869)

NET ASSETS — 100.0%		$308,732,114

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	20,341	$689,239
National Australia Bank, Ltd.	21,077	652,110

		1,341,349

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,966	800,196

BRAZIL — 1.8%
Cia Energetica de Minas Gerais	108,603	795,267
Petroleo Brasileiro SA ADR	41,989	656,708
Petroleo Brasileiro SA Preference Shares	1,500	11,767
Vale SA Preference Shares	46,777	559,219

		2,022,961

CANADA — 2.0%
Canadian Oil Sands, Ltd.	35,146	797,850
Potash Corp. of Saskatchewan, Inc. (a)	20,839	793,923
Royal Bank of Canada	10,820	774,867

		2,366,640

CHINA — 2.5%
China Construction Bank Corp.	872,461	659,663
China Petroleum & Chemical Corp.	872,744	832,166
Industrial & Commercial Bank of China	966,016	610,744
PetroChina Co., Ltd.	611,431	772,341

		2,874,914

DENMARK — 1.4%
Vestas Wind Systems A/S (b)	31,012	1,564,496

FINLAND — 0.7%
Sampo Oyj (Class A)	16,078	813,388

FRANCE — 6.0%
BNP Paribas	10,247	695,101
Carrefour SA	19,867	732,793
Compagnie de Saint-Gobain	13,944	786,662
GDF Suez	28,313	779,365
LVMH Moet Hennessy Louis Vuitton SA	3,586	691,296
Societe Generale	13,885	727,253
Total SA	11,993	866,659
Veolia Environnement SA (a)	39,532	753,153
Vinci SA	12,115	905,664

		6,937,946

GERMANY — 4.6%
Allianz SE	4,508	751,148
BASF SE	7,341	854,631
Daimler AG	8,985	841,444
Deutsche Bank AG	15,235	535,972
E.ON AG	37,373	771,633
SAP AG	9,362	722,934
Siemens AG	5,883	776,877

		5,254,639

HONG KONG — 2.9%
China Mobile, Ltd.	60,521	587,222
China Unicom (Hong Kong), Ltd.	417,404	645,197
CLP Holdings, Ltd.	83,334	683,846
Esprit Holdings, Ltd.	431,937	613,044
Hutchison Whampoa, Ltd.	55,759	762,605

		3,291,914

INDIA — 2.0%
Bharti Airtel, Ltd.	132,335	741,270
Infosys Technologies, Ltd. ADR	14,246	766,007
Reliance Industries, Ltd.	11,321	191,127
Reliance Industries, Ltd. GDR (c)	19,022	640,090

		2,338,494

ITALY — 1.5%
Assicurazioni Generali SpA	34,391	753,854
UniCredit SpA	110,858	928,142

		1,681,996

JAPAN — 9.6%
Bridgestone Corp.	19,549	684,085
Canon, Inc. (a)	21,221	690,434
Honda Motor Co., Ltd.	17,775	620,603
Komatsu, Ltd.	26,603	617,642
Mitsubishi Corp.	34,589	719,402
Mitsubishi UFJ Financial Group, Inc.	107,247	657,424
Mitsui & Co., Ltd.	47,151	755,868
Mizuho Financial Group, Inc. (a)	314,241	645,201
Nintendo Co., Ltd.	6,260	749,247
Nippon Steel Corp.	203,961	652,321
Panasonic Corp.	73,044	889,752
Seven & I Holdings Co., Ltd.	18,796	791,879
Sony Corp.	32,262	535,657
Takeda Pharmaceutical Co., Ltd.	14,409	668,357
Toshiba Corp.	166,205	776,023
Toyota Motor Corp.	10,674	641,041

		11,094,936

LUXEMBOURG — 0.6%
ArcelorMittal	48,498	719,123

MEXICO — 0.6%
America Movil SAB de CV	671,876	696,580

NETHERLANDS ANTILLES — 0.8%
Schlumberger, Ltd.	7,789	918,713

PORTUGAL — 0.8%
EDP — Energias de Portugal SA	189,447	950,373

RUSSIA — 0.6%
Gazprom OAO ADR	78,147	681,051

SOUTH KOREA — 1.2%
LG Electronics, Inc.	10,100	741,678
Samsung Electronics Co., Ltd. GDR	1,050	678,300

		1,419,978

SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria SA	66,637	849,317
Banco Santander SA	94,534	987,560
Telefonica SA	45,823	785,487

		2,622,364

SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson (Class B)	50,145	605,684

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

SWITZERLAND — 3.7%
ABB, Ltd. (b)	29,837	$687,045
Credit Suisse Group AG (b)	22,329	638,547
Nestle SA	10,200	790,190
Novartis AG	8,964	811,693
Roche Holding AG	2,657	792,486
UBS AG (b)	32,648	598,988

		4,318,949

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,366	820,649

UNITED KINGDOM — 6.8%
Anglo American PLC	27,354	668,828
AstraZeneca PLC	13,494	1,001,471
BAE Systems PLC	96,691	715,701
BP PLC	96,062	845,731
GlaxoSmithKline PLC	26,445	707,193
HSBC Holdings PLC	61,587	624,350
National Grid PLC	57,855	830,956
Rio Tinto PLC	13,620	723,912
Royal Dutch Shell PLC (Class A)	20,593	852,614
Tesco PLC	115,284	560,210
Vodafone Group PLC	110,329	367,859

		7,898,825

UNITED STATES — 44.1%
3M Co.	5,662	811,025
Abbott Laboratories	19,371	792,274
Alcoa, Inc.	84,277	1,254,884
Amazon.com, Inc. (b)	2,298	746,344
American Express Co.	9,050	858,573
Amgen, Inc.	5,884	696,489
Apple, Inc.	10,144	942,682
AT&T, Inc. (a)	19,838	701,472
Bank of America Corp.	46,530	715,166
Baxter International, Inc.	9,527	688,802
Berkshire Hathaway, Inc. (Class B) (b)	5,984	757,335
Carnival Corp. (a)	18,215	685,795
Caterpillar, Inc. (a)	7,759	843,170
Chevron Corp. (a)	5,440	710,192
Cisco Systems, Inc.	27,995	695,676
Colgate-Palmolive Co. (a)	11,444	780,252
ConocoPhillips (a)	9,868	845,984
Deere & Co. (a)	8,285	750,207
E. I. du Pont de Nemours & Co. (a)	11,470	750,597
eBay, Inc. (b)	12,578	629,655
Express Scripts Holding Co. (b)	10,342	717,011
Exxon Mobil Corp.	7,649	770,101
FedEx Corp.	6,288	951,877
Freeport-McMoRan Copper & Gold, Inc.	20,444	746,206
General Electric Co.	28,634	752,501
Gilead Sciences, Inc. (a)(b)	10,694	886,639
Google, Inc. (Class A) (b)	762	445,518
Google, Inc. (Class C) (b)	762	438,363
Hewlett-Packard Co.	30,821	1,038,051
Honeywell International, Inc.	8,105	753,360
Intel Corp. (a)	28,856	891,650
International Business Machines Corp.	3,507	635,714
Johnson & Johnson	7,581	793,124
JPMorgan Chase & Co.	12,835	739,553
McDonald’s Corp.	6,962	701,352
Medtronic, Inc. (a)	12,555	800,507
Merck & Co., Inc.	14,261	824,999
Microsoft Corp.	20,501	854,892
Mondelez International, Inc. (Class A)	21,558	810,796
Monsanto Co.	6,523	813,679
NIKE, Inc. (Class B)	9,978	773,794
Pfizer, Inc.	23,950	710,836
Philip Morris International, Inc.	7,630	643,285
QUALCOMM, Inc.	9,793	775,606
Southwest Airlines Co.	48,650	1,306,739
Starbucks Corp.	8,976	694,563
The Bank of New York Mellon Corp.	21,731	814,478
The Boeing Co. (a)	6,054	770,250
The Coca-Cola Co. (a)	17,426	738,165
The Goldman Sachs Group, Inc.	4,170	698,225
The Home Depot, Inc.	9,085	735,522
The NASDAQ OMX Group, Inc.	21,769	840,719
The Procter & Gamble Co.	8,640	679,018
The Travelers Cos., Inc. (a)	8,100	761,967
The Walt Disney Co.	10,243	878,235
The Williams Cos., Inc.	18,827	1,095,920
Time Warner, Inc.	10,896	765,444
Time, Inc. (b)	1,362	32,988
Twenty-First Century Fox, Inc. (a)	20,825	731,999
United Parcel Service, Inc. (Class B)	7,692	789,661
United Technologies Corp.	6,244	720,870
UnitedHealth Group, Inc. (a)	9,099	743,843
Verizon Communications, Inc. (a)	19,589	958,490
Visa, Inc. (Class A) (a)	3,601	758,767
Wal-Mart Stores, Inc. (a)	9,111	683,963
Wells Fargo & Co.	16,177	850,263

		50,976,077

TOTAL COMMON STOCKS —
(Cost $98,824,981)		115,012,235

SHORT TERM INVESTMENTS — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	12,858,016	12,858,016
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,858,116)		12,858,116

TOTAL INVESTMENTS — 110.7% (g)
(Cost $111,683,097)		127,870,351
OTHER ASSETS & LIABILITIES — (10.7)%		(12,395,987)

NET ASSETS — 100.0%		$115,474,364

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 5.9%
Cousins Properties, Inc.	943,387	$11,745,168
Liberty Property Trust	746,744	28,324,000
PS Business Parks, Inc.	103,091	8,607,068
Vornado Realty Trust	881,734	94,107,470
Washington Real Estate Investment Trust (a)	336,223	8,735,073

		151,518,779

INDUSTRIAL REITS — 5.8%
DCT Industrial Trust, Inc. (a)	1,646,920	13,521,213
DuPont Fabros Technology, Inc. (a)	329,028	8,870,595
EastGroup Properties, Inc. (a)	159,511	10,245,392
First Industrial Realty Trust, Inc. (a)	505,849	9,530,195
First Potomac Realty Trust (a)	295,367	3,875,215
ProLogis	2,528,113	103,880,163

		149,922,773

OFFICE REITS — 16.3%
Alexandria Real Estate Equities, Inc.	362,230	28,123,537
BioMed Realty Trust, Inc. (a)	973,033	21,241,310
Boston Properties, Inc.	774,246	91,500,392
Brandywine Realty Trust	801,507	12,503,509
Columbia Property Trust, Inc.	631,439	16,423,728
CommonWealth REIT (a)	562,307	14,799,920
Corporate Office Properties Trust	447,038	12,432,127
Digital Realty Trust, Inc. (a)	684,455	39,917,416
Douglas Emmett, Inc. (a)	660,782	18,647,268
Duke Realty Corp.	1,665,933	30,253,343
Franklin Street Properties Corp. (a)	439,101	5,523,891
Highwoods Properties, Inc. (a)	455,485	19,107,596
Kilroy Realty Corp. (a)	415,675	25,888,239
Mack-Cali Realty Corp.	453,943	9,750,696
Parkway Properties, Inc.	369,490	7,629,969
Piedmont Office Realty Trust, Inc. (Class A)	779,348	14,760,851
SL Green Realty Corp. (a)	482,773	52,820,194

		421,323,986

RESIDENTIAL REITS — 18.3%
American Campus Communities, Inc.	530,206	20,275,078
American Homes 4 Rent (Class A)	240,412	4,269,717
Apartment Investment & Management Co. (Class A)	738,553	23,833,105
Associated Estates Realty Corp.	289,862	5,223,313
AvalonBay Communities, Inc.	616,339	87,637,243
Camden Property Trust	432,636	30,782,051
Education Realty Trust, Inc.	689,041	7,400,300
Equity Lifestyle Properties, Inc.	400,012	17,664,530
Equity Residential	1,699,263	107,053,569
Essex Property Trust, Inc. (a)	316,962	58,609,444
Home Properties, Inc. (a)	288,715	18,466,211
Mid-America Apartment Communities, Inc. (a)	379,222	27,702,167
Post Properties, Inc.	274,535	14,676,641
Silver Bay Realty Trust Corp. (a)	183,297	2,991,407
Sun Communities, Inc. (a)	192,101	9,574,314
UDR, Inc.	1,271,448	36,401,556

		472,560,646

RETAIL REITS — 25.6%
Acadia Realty Trust (a)	288,903	8,115,285
Brixmor Property Group, Inc. (a)	208,075	4,775,321
CBL & Associates Properties, Inc. (a)	860,266	16,345,054
Cedar Realty Trust, Inc. (a)	344,345	2,152,156
DDR Corp. (a)	1,471,435	25,941,399
Equity One, Inc.	319,313	7,532,594
Federal Realty Investment Trust	340,183	41,134,928
General Growth Properties, Inc.	2,637,506	62,139,641
Glimcher Realty Trust	731,909	7,926,575
Inland Real Estate Corp. (a)	435,331	4,627,569
Kimco Realty Corp.	2,076,699	47,722,543
Kite Realty Group Trust	675,485	4,147,478
Pennsylvania Real Estate Investment Trust	354,477	6,671,257
Ramco-Gershenson Properties Trust (a)	346,851	5,764,664
Regency Centers Corp. (a)	466,783	25,990,477
Rouse Properties, Inc. (a)	177,037	3,029,103
Saul Centers, Inc.	65,498	3,183,203
Simon Property Group, Inc.	1,571,975	261,388,003
Tanger Factory Outlet Centers, Inc.	484,306	16,936,181
Taubman Centers, Inc.	319,772	24,241,915
The Macerich Co.	711,628	47,501,169
Washington Prime Group, Inc. (b)	784,735	14,705,934
Weingarten Realty Investors (a)	567,969	18,652,102

		660,624,551

SPECIALIZED REITS — 27.7%
Ashford Hospitality Prime, Inc. (a)	109,511	1,879,209
Ashford Hospitality Trust, Inc. (a)	393,579	4,541,902
CubeSmart (a)	677,752	12,416,417
DiamondRock Hospitality Co. (a)	988,238	12,669,211
Extra Space Storage, Inc.	556,960	29,658,120
FelCor Lodging Trust, Inc. (a)	569,609	5,986,591
HCP, Inc.	2,318,066	95,921,571
Health Care REIT, Inc.	1,545,352	96,847,210
Healthcare Realty Trust, Inc.	485,033	12,329,539
Hersha Hospitality Trust (a)	960,563	6,445,378
Hospitality Properties Trust	756,876	23,009,030
Host Hotels & Resorts, Inc.	3,829,351	84,284,015
LaSalle Hotel Properties (a)	525,898	18,558,940
LTC Properties, Inc.	179,170	6,994,797
Pebblebrook Hotel Trust (a)	325,892	12,044,968
Public Storage	733,326	125,655,410
Senior Housing Properties Trust (a)	1,029,914	25,016,611
Sovran Self Storage, Inc.	167,365	12,928,946
Strategic Hotels & Resorts, Inc. (b)	1,221,749	14,306,681
Sunstone Hotel Investors, Inc.	935,207	13,962,640
Universal Health Realty Income Trust	66,095	2,873,811

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Ventas, Inc.	1,489,118	$95,452,464

		713,783,461

TOTAL COMMON STOCKS —
(Cost $2,142,312,656)		2,569,734,196

SHORT TERM INVESTMENTS — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	182,721,099	182,721,099
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	4,616,412	4,616,412

TOTAL SHORT TERM INVESTMENTS —
(Cost $187,337,511)		187,337,511

TOTAL INVESTMENTS — 106.9% (f)
(Cost $2,329,650,167)		2,757,071,707
OTHER ASSETS & LIABILITIES — (6.9)%		(177,531,470)

NET ASSETS — 100.0%		$2,579,540,237

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.6%
Northern Trust Corp.	694,515	$44,594,808
The Bank of New York Mellon Corp.	1,221,949	45,798,648

		90,393,456

DIVERSIFIED BANKS — 7.0%
Bank of America Corp.	2,798,423	43,011,761
Comerica, Inc.	862,400	43,257,984
U.S. Bancorp	1,003,455	43,469,671
Wells Fargo & Co.	832,488	43,755,569

		173,494,985

OTHER DIVERSIFIED FINANCIAL SERVICES — 5.2%
Citigroup, Inc.	907,877	42,761,007
JPMorgan Chase & Co.	757,463	43,645,018
Voya Financial, Inc.	1,195,218	43,434,222

		129,840,247

REGIONAL BANKS — 66.8%
Associated Banc-Corp.	2,417,929	43,716,156
BancorpSouth, Inc. (a)	1,785,412	43,867,573
Bank of Hawaii Corp. (a)	749,632	43,995,902
BB&T Corp.	1,125,525	44,379,451
CIT Group, Inc.	966,216	44,214,044
City National Corp.	574,788	43,545,939
Commerce Bancshares, Inc. (a)	949,622	44,157,423
Cullen/Frost Bankers, Inc.	553,600	43,966,912
East West Bancorp, Inc.	1,225,730	42,888,293
F.N.B. Corp. (a)	3,426,453	43,927,127
Fifth Third Bancorp	2,021,882	43,167,181
First Horizon National Corp. (a)	3,612,735	42,847,037
First Republic Bank	811,215	44,608,713
FirstMerit Corp.	2,214,639	43,739,120
Fulton Financial Corp.	3,478,873	43,103,236
Hancock Holding Co.	1,238,720	43,751,590
Huntington Bancshares, Inc.	4,577,123	43,665,753
IBERIABANK Corp.	654,620	45,293,158
Investors Bancorp, Inc.	3,938,705	43,522,690
KeyCorp	3,036,367	43,511,139
M&T Bank Corp. (a)	352,201	43,690,534
PacWest Bancorp	983,778	42,469,696
PNC Financial Services Group, Inc.	492,064	43,818,299
Popular, Inc. (b)	1,379,543	47,152,780
Prosperity Bancshares, Inc.	714,308	44,715,681
Regions Financial Corp.	4,034,313	42,844,404
Signature Bank (b)	361,186	45,574,450
SunTrust Banks, Inc.	1,073,270	42,995,196
Susquehanna Bancshares, Inc.	4,227,819	44,645,769
SVB Financial Group (b)	380,705	44,397,817
Synovus Financial Corp.	1,765,058	43,032,114
TCF Financial Corp.	2,650,748	43,392,745
Texas Capital Bancshares, Inc. (a)(b)	802,685	43,304,856
UMB Financial Corp. (a)	713,111	45,204,106
Umpqua Holdings Corp.	2,441,150	43,745,408
Valley National Bancorp (a)	4,316,482	42,776,337
Wintrust Financial Corp.	953,770	43,873,420
Zions Bancorporation (a)	1,458,708	42,988,125

		1,666,490,174

THRIFTS & MORTGAGE FINANCE — 17.1%
BankUnited, Inc.	1,289,770	43,181,500
First Niagara Financial Group, Inc.	4,938,011	43,158,216
Hudson City Bancorp, Inc.	4,386,565	43,119,934
MGIC Investment Corp. (a)(b)	4,681,267	43,254,907
New York Community Bancorp, Inc. (a)	2,731,199	43,644,560
Ocwen Financial Corp. (a)(b)	1,192,272	44,233,291
People’s United Financial, Inc. (a)	2,915,465	44,227,604
Radian Group, Inc. (a)	2,852,015	42,238,342
Washington Federal, Inc.	1,521,253	34,121,705
Webster Financial Corp.	1,403,353	44,261,754

		425,441,813

TOTAL COMMON STOCKS —
(Cost $2,117,560,659)		2,485,660,675

SHORT TERM INVESTMENTS — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	248,267,603	248,267,603
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	3,763,627	3,763,627

TOTAL SHORT TERM INVESTMENTS —
(Cost $252,031,230)		252,031,230

TOTAL INVESTMENTS — 109.8% (f)
(Cost $2,369,591,889)		2,737,691,905
OTHER ASSETS & LIABILITIES — (9.8)%		(245,108,334)

NET ASSETS — 100.0%		$2,492,583,571

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 57.1%
Affiliated Managers Group, Inc. (a)	27,913	$5,733,330
Ameriprise Financial, Inc.	47,377	5,685,240
Arlington Asset Investment Corp. (Class A) (b)	110,490	3,019,692
Artisan Partners Asset Management, Inc.	100,605	5,702,291
BlackRock, Inc.	17,767	5,678,333
Cohen & Steers, Inc. (b)	49,251	2,136,508
Eaton Vance Corp.	150,591	5,690,834
Federated Investors, Inc. (Class B) (b)	188,033	5,813,980
Financial Engines, Inc. (b)	116,362	5,268,871
Franklin Resources, Inc.	98,869	5,718,583
ICG Group, Inc. (a)	80,870	1,688,566
Invesco, Ltd.	147,639	5,573,372
Janus Capital Group, Inc. (b)	463,192	5,780,636
Legg Mason, Inc.	110,737	5,681,916
Northern Trust Corp.	88,379	5,674,816
SEI Investments Co.	170,009	5,571,195
State Street Corp. (c)	82,977	5,581,033
T. Rowe Price Group, Inc.	67,181	5,670,748
The Bank of New York Mellon Corp.	155,489	5,827,728
Virtus Investment Partners, Inc. (a)	22,074	4,674,170
Waddell & Reed Financial, Inc. (Class A)	91,620	5,734,496
WisdomTree Investments, Inc. (a)(b)	484,840	5,992,622

		113,898,960

DIVERSIFIED CAPITAL MARKETS — 1.3%
HFF, Inc. (Class A)	69,825	2,596,792

INVESTMENT BANKING & BROKERAGE — 38.5%
BGC Partners, Inc. (Class A)	384,230	2,858,671
Cowen Group, Inc. (Class A) (a)	493,081	2,080,802
E*TRADE Financial Corp. (a)	272,587	5,795,200
Evercore Partners, Inc. (Class A)	98,391	5,671,257
FXCM, Inc. (Class A) (b)	195,315	2,921,912
Greenhill & Co., Inc. (b)	113,339	5,581,946
Investment Technology Group, Inc. (a)	116,322	1,963,515
KCG Holdings, Inc. (Class A) (a)	227,079	2,697,699
Lazard, Ltd. (Class A)	107,806	5,558,477
LPL Investment Holdings, Inc.	112,458	5,593,661
Morgan Stanley	174,045	5,626,875
Piper Jaffray Co., Inc. (a)	40,397	2,091,353
Raymond James Financial, Inc.	112,275	5,695,711
Stifel Financial Corp. (a)	120,361	5,699,093
TD Ameritrade Holding Corp.	182,237	5,713,130
The Charles Schwab Corp.	211,384	5,692,571
The Goldman Sachs Group, Inc.	33,143	5,549,464

		76,791,337

MORTGAGE REIT — 2.9%
Walter Investment Management Corp. (a)(b)	190,641	5,677,289

TOTAL COMMON STOCKS —
(Cost $191,096,504)		198,964,378

SHORT TERM INVESTMENTS — 15.8%
MONEY MARKET FUNDS — 15.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	31,351,305	31,351,305
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	175,987	175,987

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,527,292)		31,527,292

TOTAL INVESTMENTS — 115.6% (g)
(Cost $222,623,796)		230,491,670
OTHER ASSETS & LIABILITIES — (15.6)%		(31,179,329)

NET ASSETS — 100.0%		$199,312,341

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INSURANCE BROKERS — 10.3%
Aon PLC	61,863	$5,573,238
Arthur J. Gallagher & Co.	122,337	5,700,904
Brown & Brown, Inc.	181,858	5,584,859
Marsh & McLennan Cos., Inc.	109,414	5,669,833
Willis Group Holdings PLC	128,942	5,583,189

		28,112,023

LIFE & HEALTH INSURANCE — 24.7%
Aflac, Inc.	89,693	5,583,389
CNO Financial Group, Inc.	332,780	5,923,484
Lincoln National Corp.	110,022	5,659,532
MetLife, Inc.	102,118	5,673,676
Primerica, Inc. (a)	118,444	5,667,545
Principal Financial Group, Inc.	114,052	5,757,345
Protective Life Corp.	80,071	5,551,323
Prudential Financial, Inc.	63,038	5,595,883
StanCorp Financial Group, Inc.	88,159	5,642,176
Symetra Financial Corp.	222,928	5,069,383
Torchmark Corp.	68,292	5,594,481
Unum Group	159,428	5,541,717

		67,259,934

MULTI-LINE INSURANCE — 14.3%
American Financial Group, Inc.	94,285	5,615,615
American International Group, Inc.	101,608	5,545,765
Assurant, Inc.	82,313	5,395,617
Genworth Financial, Inc. (Class A) (b)	319,035	5,551,209
Hartford Financial Services Group, Inc.	155,572	5,571,033
HCC Insurance Holdings, Inc.	116,982	5,725,099
Loews Corp.	127,806	5,624,742

		39,029,080

PROPERTY & CASUALTY INSURANCE — 34.2%
ACE, Ltd.	53,537	5,551,787
Alleghany Corp. (b)	12,929	5,664,453
Allied World Assurance Company Holdings, Ltd.	148,864	5,659,809
Aspen Insurance Holdings, Ltd.	118,429	5,379,045
Assured Guaranty, Ltd.	218,295	5,348,227
Axis Capital Holdings, Ltd.	121,343	5,373,068
Cincinnati Financial Corp.	113,703	5,462,292
First American Financial Corp. (a)	197,733	5,495,000
MBIA, Inc. (b)	444,764	4,910,195
Old Republic International Corp.	328,215	5,428,676
ProAssurance Corp.	124,950	5,547,780
The Allstate Corp.	94,205	5,531,718
The Chubb Corp.	59,468	5,481,166
The Hanover Insurance Group, Inc.	89,334	5,641,442
The Progressive Corp.	219,874	5,576,005
The Travelers Cos., Inc.	58,294	5,483,717
W.R. Berkley Corp.	123,137	5,702,474

		93,236,854

REINSURANCE — 16.4%
Arch Capital Group, Ltd. (b)	96,976	5,570,301
Endurance Specialty Holdings, Ltd.	107,737	5,558,152
Everest Re Group, Ltd.	34,687	5,566,917
PartnerRe, Ltd.	51,246	5,596,576
Reinsurance Group of America, Inc.	70,974	5,599,848
RenaissanceRe Holdings, Ltd. (a)	52,195	5,584,865
Validus Holdings, Ltd.	149,384	5,712,444
XL Group PLC	169,493	5,547,506

		44,736,609

TOTAL COMMON STOCKS —
(Cost $263,634,958)		272,374,500

SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,129,357	8,129,357
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	40,180	40,180

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,169,537)		8,169,537

TOTAL INVESTMENTS — 102.9% (f)
(Cost $271,804,495)		280,544,037
OTHER ASSETS & LIABILITIES — (2.9)%		(7,921,779)

NET ASSETS — 100.0%		$272,622,258

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HOUSEHOLD DURABLES — 20.6%
D.R. Horton, Inc. (a)	7,471	$183,637
Lennar Corp. (Class A) (a)	4,358	182,949
M.D.C. Holdings, Inc. (a)	6,089	184,436
M/I Homes, Inc. (a)(b)	4,139	100,453
NVR, Inc. (a)(b)	157	180,644
Pulte Group, Inc. (a)	9,017	181,783
Standard Pacific Corp. (a)(b)	21,727	186,852
Taylor Morrison Home Corp. (Class A) (a)(b)	7,464	167,343
The Ryland Group, Inc. (a)	4,697	185,250
Toll Brothers, Inc. (b)	4,872	179,777

		1,733,124

INSURANCE — 49.9%
ACE, Ltd.	1,685	174,734
Allied World Assurance Company Holdings, Ltd. (a)	4,689	178,276
Ambac Financial Group, Inc. (b)	6,333	172,954
Amtrust Financial Services, Inc. (a)	4,132	172,759
Arch Capital Group, Ltd. (b)	3,054	175,422
Argo Group International Holdings, Ltd.	1,973	100,840
Aspen Insurance Holdings, Ltd. (a)	3,731	169,462
Assured Guaranty, Ltd.	6,875	168,438
Axis Capital Holdings, Ltd. (a)	3,820	169,150
Cincinnati Financial Corp. (a)	3,582	172,079
CNA Financial Corp.	3,035	122,675
Employers Holdings, Inc.	3,215	68,094
First American Financial Corp.	6,227	173,048
Hilltop Holdings, Inc. (b)	6,992	148,650
MBIA, Inc. (b)	14,009	154,659
Mercury General Corp.	2,079	97,796
Old Republic International Corp. (a)	10,337	170,974
ProAssurance Corp.	3,936	174,758
RLI Corp. (a)	2,312	105,843
Stewart Information Services Corp. (a)	2,884	89,433
The Allstate Corp.	2,968	174,281
The Chubb Corp.	1,873	172,634
The Hanover Insurance Group, Inc.	2,812	177,578
The Progressive Corp.	6,924	175,593
The Travelers Cos., Inc. (a)	1,835	172,618
W.R. Berkley Corp.	3,877	179,544
XL Group PLC	5,337	174,680

		4,186,972

THRIFTS & MORTGAGE FINANCE — 29.2%
Astoria Financial Corp.	8,105	109,012
BofI Holding, Inc. (a)(b)	2,315	170,083
Brookline Bancorp, Inc. (a)	4,663	43,692
Capitol Federal Financial, Inc.	10,426	126,780
EverBank Financial Corp. (a)	8,953	180,493
Home Loan Servicing Solutions, Ltd. (a)	7,701	175,044
Hudson City Bancorp, Inc.	17,778	174,758
MGIC Investment Corp. (a)(b)	18,972	175,301
Nationstar Mortgage Holdings, Inc. (a)(b)	4,661	169,194
New York Community Bancorp, Inc. (a)	11,069	176,883
Northwest Bancshares, Inc. (a)	10,669	144,778
Ocwen Financial Corp. (a)(b)	4,832	179,267
Oritani Financial Corp.	2,860	44,015
People’s United Financial, Inc. (a)	11,816	179,249
Provident Financial Services, Inc.	2,895	50,142
Radian Group, Inc. (a)	11,559	171,189
TFS Financial Corp. (a)(b)	4,479	63,871
Washington Federal, Inc.	5,266	118,116

		2,451,867

TOTAL COMMON STOCKS —
(Cost $6,329,799)		8,371,963

SHORT TERM INVESTMENTS — 24.7%
MONEY MARKET FUNDS — 24.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,062,351	2,062,351
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	13,979	13,979

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,076,330)		2,076,330

TOTAL INVESTMENTS — 124.4% (f)
(Cost $8,406,129)		10,448,293
OTHER ASSETS & LIABILITIES — (24.4)%		(2,051,570)

NET ASSETS — 100.0%		$8,396,723

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
REGIONAL BANKS — 95.7%
Associated Banc-Corp.	1,972,212	$35,657,593
BancorpSouth, Inc. (a)	1,456,428	35,784,436
Bank of Hawaii Corp.	611,422	35,884,357
Bank of the Ozarks, Inc. (a)	1,131,170	37,837,636
Banner Corp.	565,401	22,406,842
BB&T Corp.	918,052	36,198,790
BBCN Bancorp, Inc.	2,146,313	34,233,692
BOK Financial Corp.	540,381	35,989,375
Boston Private Financial Holdings, Inc.	2,553,087	34,313,489
Cardinal Financial Corp. (a)	911,208	16,820,900
Cathay General Bancorp	1,378,951	35,245,988
Central Pacific Financial Corp.	759,774	15,081,514
CIT Group, Inc.	788,097	36,063,319
City National Corp.	468,834	35,518,864
Columbia Banking System, Inc.	1,227,745	32,301,971
Commerce Bancshares, Inc.	774,653	36,021,364
Community Bank System, Inc. (a)	746,476	27,022,431
Cullen/Frost Bankers, Inc. (a)	451,516	35,859,401
CVB Financial Corp. (a)	2,278,290	36,520,989
East West Bancorp, Inc.	999,783	34,982,407
F.N.B. Corp.	2,794,926	35,830,951
Fifth Third Bancorp	1,649,206	35,210,548
First BanCorp- Puerto Rico (b)	4,034,428	21,947,288
First Commonwealth Financial Corp. (a)	2,206,502	20,343,948
First Financial Bancorp	1,116,691	19,218,252
First Financial Bankshares, Inc. (a)	1,129,277	35,425,419
First Horizon National Corp.	2,946,886	34,950,068
First Interstate Bancsystem, Inc.	714,970	19,432,885
First Midwest Bancorp, Inc.	1,984,921	33,803,205
First Republic Bank	661,722	36,388,093
FirstMerit Corp.	1,806,514	35,678,652
Fulton Financial Corp.	2,837,716	35,159,301
Glacier Bancorp, Inc.	1,279,259	36,305,370
Hancock Holding Co.	1,010,478	35,690,083
Hanmi Financial Corp.	1,027,947	21,669,123
Home Bancshares, Inc.	952,521	31,261,739
Huntington Bancshares, Inc.	3,733,541	35,617,981
IBERIABANK Corp.	533,981	36,946,145
Independent Bank Corp.-Massachusetts	401,899	15,424,884
International Bancshares Corp.	1,018,342	27,495,234
Investors Bancorp, Inc.	3,212,833	35,501,805
KeyCorp	2,476,782	35,492,286
M&T Bank Corp. (a)	287,284	35,637,580
MB Financial, Inc.	1,283,475	34,717,999
National Penn Bancshares, Inc.	3,363,025	35,580,805
NBT Bancorp, Inc.	548,026	13,163,585
OFG Bancorp	1,735,190	31,944,848
Old National Bancorp	2,526,468	36,077,963
PacWest Bancorp	802,420	34,640,471
Pinnacle Financial Partners, Inc.	875,268	34,555,581
PNC Financial Services Group, Inc.	401,439	35,748,143
Popular, Inc. (b)	1,125,266	38,461,592
PrivateBancorp, Inc.	1,219,578	35,440,937
Prosperity Bancshares, Inc.	582,697	36,476,832
Regions Financial Corp.	3,290,826	34,948,572
Signature Bank (b)	294,600	37,172,628
State Bank Financial Corp.	562,737	9,515,883
SunTrust Banks, Inc.	875,358	35,066,841
Susquehanna Bancshares, Inc.	3,448,552	36,416,709
SVB Financial Group (b)	310,572	36,218,907
Synovus Financial Corp.	1,439,777	35,101,763
TCF Financial Corp.	2,162,207	35,395,329
Texas Capital Bancshares, Inc. (b)	654,730	35,322,684
The Bancorp, Inc. (b)	1,875,722	22,339,849
The National Bank Holdings Corp. (Class A)	924,572	18,435,966
Trustmark Corp.	1,467,281	36,227,168
UMB Financial Corp.	581,647	36,870,603
Umpqua Holdings Corp.	1,991,188	35,682,089
United Bankshares, Inc. (a)	1,120,352	36,220,980
United Community Banks, Inc.	2,149,093	35,180,652
Valley National Bancorp (a)	3,520,932	34,892,436
ViewPoint Financial Group	952,918	25,643,023
Westamerica Bancorporation (a)	685,205	35,822,517
Western Alliance Bancorp (b)	1,452,189	34,562,098
Wilshire Bancorp, Inc.	2,065,372	21,211,370
Wintrust Financial Corp.	778,025	35,789,150
Zions Bancorporation	1,189,880	35,065,764

		2,466,087,935

THRIFTS & MORTGAGE FINANCE — 4.2%
BankUnited, Inc.	1,052,139	35,225,614
First Niagara Financial Group, Inc.	4,027,967	35,204,431
Webster Financial Corp.	1,144,618	36,101,252

		106,531,297

TOTAL COMMON STOCKS —
(Cost $2,563,582,367)		2,572,619,232

SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	164,702,562	164,702,562
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	498,996	498,996

TOTAL SHORT TERM INVESTMENTS —
(Cost $165,201,558)		165,201,558

TOTAL INVESTMENTS — 106.3% (f)
(Cost $2,728,783,925)		2,737,820,790
OTHER ASSETS & LIABILITIES — (6.3)%		(161,132,311)

NET ASSETS — 100.0%		$2,576,688,479

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 14.3%
Cisco Systems, Inc.	280,150	$6,961,727
Juniper Networks, Inc. (a)	271,854	6,671,297
Motorola Solutions, Inc.	90,196	6,004,348
QUALCOMM, Inc.	81,268	6,436,426
Telefonaktiebolaget LM Ericsson (Class B) ADR	500,421	6,045,086

		32,118,884

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Corning, Inc.	339,489	7,451,784

INTERNET & CATALOG RETAIL — 7.9%
Amazon.com, Inc. (a)	14,724	4,782,061
Netflix, Inc. (a)	15,749	6,939,009
The Priceline Group, Inc. (a)	4,970	5,978,910

		17,699,980

INTERNET SOFTWARE & SERVICES — 10.5%
eBay, Inc. (a)	108,461	5,429,558
Facebook, Inc. (Class A) (a)	107,355	7,223,918
Google, Inc. (Class A) (a)	5,389	3,150,786
Google, Inc. (Class C) (a)	5,389	3,100,184
LinkedIn Corp. (Class A) (a)	27,098	4,646,494

		23,550,940

IT SERVICES — 15.9%
Accenture PLC (Class A)	73,514	5,942,872
Automatic Data Processing, Inc.	73,992	5,866,086
Cognizant Technology Solutions Corp. (Class A) (a)	120,592	5,898,155
International Business Machines Corp.	32,839	5,952,725
Visa, Inc. (Class A)	27,398	5,773,032
Xerox Corp.	496,468	6,176,062

		35,608,932

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.5%
Analog Devices, Inc.	118,289	6,395,886
Applied Materials, Inc.	344,278	7,763,469
Intel Corp.	236,155	7,297,190
Texas Instruments, Inc.	137,724	6,581,830

		28,038,375

SOFTWARE — 17.3%
Adobe Systems, Inc. (a)	99,893	7,228,257
Microsoft Corp.	161,331	6,727,503
Oracle Corp.	162,735	6,595,649
Salesforce.com, Inc. (a)(b)	110,214	6,401,229
SAP AG ADR (b)	70,306	5,413,562
VMware, Inc. (Class A) (a)(b)	65,660	6,356,545

		38,722,745

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 18.2%
Apple, Inc.	75,460	7,012,498
EMC Corp.	241,107	6,350,758
Hewlett-Packard Co.	212,886	7,170,000
NetApp, Inc.	146,189	5,338,822
SanDisk Corp.	85,195	8,896,914
Seagate Technology PLC (b)	106,319	6,041,046

		40,810,038

TOTAL COMMON STOCKS —
(Cost $167,432,409)		224,001,678

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,029,374	12,029,374
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	215,882	215,882

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,245,256)		12,245,256

TOTAL INVESTMENTS — 105.3% (f)
(Cost $179,677,665)		236,246,934
OTHER ASSETS & LIABILITIES — (5.3)%		(11,951,096)

NET ASSETS — 100.0%		$224,295,838

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp.	1,258,072	$146,628,291
United Technologies Corp.	1,029,797	118,890,064

		265,518,355

BANKS — 2.1%
Commerce Bancshares, Inc. (a)	2,281,824	106,104,816
Cullen/Frost Bankers, Inc. (a)	1,962,917	155,894,868

		261,999,684

BEVERAGES — 3.7%
Brown-Forman Corp. (Class B) (a)	846,591	79,723,474
PepsiCo, Inc.	2,191,667	195,803,530
The Coca-Cola Co.	4,739,486	200,764,627

		476,291,631

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	1,704,394	84,503,855

CAPITAL MARKETS — 3.2%
Eaton Vance Corp. (a)	3,706,544	140,070,298
Franklin Resources, Inc.	994,724	57,534,836
SEI Investments Co.	2,478,487	81,220,019
T. Rowe Price Group, Inc. (a)	1,598,073	134,893,342

		413,718,495

CHEMICALS — 6.7%
Air Products & Chemicals, Inc.	1,304,470	167,780,932
Ecolab, Inc.	566,539	63,078,452
H.B. Fuller Co. (a)	1,047,874	50,402,739
PPG Industries, Inc.	387,796	81,495,329
Praxair, Inc.	904,883	120,204,658
RPM International, Inc.	3,220,731	148,733,358
Sigma-Aldrich Corp. (a)	619,486	62,865,439
The Sherwin-Williams Co.	342,993	70,968,682
Valspar Corp.	1,190,454	90,700,690

		856,230,279

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp. (a)	1,329,215	84,458,321

CONTAINERS & PACKAGING — 3.0%
AptarGroup, Inc. (a)	1,344,778	90,113,574
Bemis Co., Inc. (a)	3,992,902	162,351,395
Sonoco Products Co.	2,982,315	131,013,098

		383,478,067

DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,809,949	158,913,522

DIVERSIFIED FINANCIAL SERVICES — 0.8%
McGraw Hill Financial, Inc.	1,251,364	103,900,753

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	8,725,755	308,542,697

ELECTRICAL EQUIPMENT — 1.2%
Emerson Electric Co.	2,276,897	151,094,885

FOOD & STAPLES RETAILING — 3.7%
Sysco Corp.	5,220,694	195,514,990
Wal-Mart Stores, Inc.	1,908,224	143,250,376
Walgreen Co.	1,758,025	130,322,393

		469,087,759

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	2,925,752	129,054,921
Hormel Foods Corp.	2,007,164	99,053,543
McCormick & Co., Inc. (a)	1,707,482	122,238,636

		350,347,100

GAS UTILITIES — 6.1%
Atmos Energy Corp. (a)	3,750,806	200,293,040
National Fuel Gas Co. (a)	1,792,137	140,324,327
Piedmont Natural Gas Co., Inc.	1,697,393	63,499,472
Questar Corp.	4,896,196	121,425,661
UGI Corp.	3,219,980	162,608,990
WGL Holdings, Inc. (a)	2,132,089	91,893,036

		780,044,526

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	3,582,092	146,507,563
Becton, Dickinson and Co.	965,511	114,219,951
C.R. Bard, Inc.	239,746	34,286,075
Medtronic, Inc.	1,768,706	112,772,695
West Pharmaceutical Services, Inc. (a)	1,207,905	50,949,433

		458,735,717

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Cardinal Health, Inc.	1,503,095	103,052,193

HOTELS, RESTAURANTS & LEISURE — 1.5%
McDonald’s Corp.	1,941,511	195,587,818

HOUSEHOLD DURABLES — 1.5%
Leggett & Platt, Inc. (a)	5,640,008	193,339,474

HOUSEHOLD PRODUCTS — 5.3%
Colgate-Palmolive Co.	1,966,332	134,064,516
Kimberly-Clark Corp.	1,602,629	178,244,397
The Clorox Co. (a)	2,120,771	193,838,469
The Procter & Gamble Co.	2,150,122	168,978,088

		675,125,470

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,099,058	157,429,068
Carlisle Cos., Inc.	852,912	73,879,237
Roper Industries, Inc.	266,866	38,965,105

		270,273,410

INSURANCE — 6.7%
ACE, Ltd.	1,507,111	156,287,411
Aflac, Inc.	2,220,297	138,213,488
Brown & Brown, Inc.	2,593,049	79,632,535
Cincinnati Financial Corp.	4,170,256	200,339,098
Old Republic International Corp.	9,248,759	152,974,474
The Chubb Corp.	1,479,811	136,394,180

		863,841,186

IT SERVICES — 1.2%
Automatic Data Processing, Inc.	1,929,721	152,988,281

MACHINERY — 6.0%
Caterpillar, Inc.	1,379,518	149,912,221
CLARCOR, Inc. (a)	1,245,850	77,055,822
Dover Corp.	1,304,119	118,609,623
Illinois Tool Works, Inc.	1,471,744	128,865,905
Nordson Corp.	835,991	67,038,118

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Pentair PLC	942,251	$67,955,142
Stanley Black & Decker, Inc.	1,834,257	161,084,450

		770,521,281

MEDIA — 0.7%
John Wiley & Sons, Inc. (Class A) (a)	1,454,811	88,146,998

METALS & MINING — 1.3%
Nucor Corp.	3,340,667	164,527,850

MULTI-UTILITIES — 4.6%
Black Hills Corp.	1,727,477	106,049,813
Consolidated Edison, Inc. (a)	4,952,112	285,934,947
MDU Resources Group, Inc.	3,532,082	123,976,078
Vectren Corp.	1,831,185	77,825,363

		593,786,201

MULTILINE RETAIL — 2.4%
Family Dollar Stores, Inc.	2,183,865	144,440,831
Target Corp.	2,782,357	161,237,588

		305,678,419

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	1,683,708	219,808,080
Energen Corp.	546,682	48,589,096
Exxon Mobil Corp.	1,557,028	156,761,579

		425,158,755

PHARMACEUTICALS — 3.1%
AbbVie, Inc.	4,031,767	227,552,929
Johnson & Johnson	1,626,080	170,120,490

		397,673,419

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Federal Realty Investment Trust	1,411,030	170,621,748
HCP, Inc.	8,198,186	339,240,937
National Retail Properties, Inc. (a)(b)	6,181,034	229,872,654
Tanger Factory Outlet Centers, Inc.	4,266,815	149,210,520

		888,945,859

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Linear Technology Corp.	2,714,886	127,789,684

SPECIALTY RETAIL — 0.7%
Lowe’s Cos., Inc.	1,838,046	88,207,828

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Diebold, Inc. (a)(b)	4,345,428	174,555,843

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
V.F. Corp.	1,696,171	106,858,773

THRIFTS & MORTGAGE FINANCE — 2.1%
People’s United Financial, Inc. (a)(b)	17,475,357	265,101,166

TRADING COMPANIES & DISTRIBUTORS — 0.7%
W.W. Grainger, Inc. (a)	340,955	86,694,628

WATER UTILITIES — 0.9%
Aqua America, Inc. (a)	4,615,585	121,020,639

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc.	4,550,307	118,808,516

TOTAL COMMON STOCKS —
(Cost $9,707,418,922)		12,784,549,337

SHORT TERM INVESTMENTS — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	842,966,927	842,966,927
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	7,772,613	7,772,613

TOTAL SHORT TERM INVESTMENTS —
(Cost $850,739,540)		850,739,540

TOTAL INVESTMENTS — 106.5% (f)
(Cost $10,558,158,462)		13,635,288,877
OTHER ASSETS & LIABILITIES — (6.5)%		(828,520,656)

NET ASSETS — 100.0%		$12,806,768,221

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Affiliated issuer (Note 3).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp. (a)	35,697	$983,809
Aerovironment, Inc. (a)(b)	45,455	1,445,469
Alliant Techsystems, Inc.	12,870	1,723,550
American Science & Engineering, Inc. (a)	2,722	189,424
Astronics Corp. (a)(b)	15,138	854,540
BE Aerospace, Inc. (a)(b)	19,163	1,772,386
Cubic Corp. (a)	10,646	473,853
Curtiss-Wright Corp. (a)	26,552	1,740,749
DigitalGlobe, Inc. (a)(b)	58,801	1,634,668
Engility Holdings, Inc. (a)(b)	16,240	621,342
Esterline Technologies Corp. (b)	15,324	1,764,099
Exelis, Inc.	101,987	1,731,739
GenCorp, Inc. (a)(b)	64,275	1,227,653
General Dynamics Corp. (a)	14,861	1,732,050
HEICO Corp. (a)	24,684	1,282,087
Hexcel Corp. (b)	43,469	1,777,882
Honeywell International, Inc.	18,881	1,754,989
Huntington Ingalls Industries, Inc.	17,913	1,694,391
L-3 Communications Holdings, Inc.	14,101	1,702,696
Lockheed Martin Corp. (a)	10,793	1,734,759
National Presto Industries, Inc. (a)	3,862	281,308
Northrop Grumman Corp.	14,656	1,753,297
Orbital Sciences Corp. (b)	41,774	1,234,422
Precision Castparts Corp.	6,665	1,682,246
Raytheon Co.	18,330	1,690,943
Rockwell Collins, Inc. (a)	22,307	1,743,069
Spirit Aerosystems Holdings, Inc. (Class A) (b)	53,264	1,794,997
Taser International, Inc. (a)(b)	127,649	1,697,732
Teledyne Technologies, Inc. (b)	13,410	1,303,050
Textron, Inc. (a)	44,936	1,720,599
The Boeing Co. (a)	13,383	1,702,719
TransDigm Group, Inc.	10,489	1,754,390
Triumph Group, Inc. (a)	24,721	1,726,020
United Technologies Corp.	15,160	1,750,222

TOTAL COMMON STOCKS —
(Cost $39,883,486)		49,677,149

SHORT TERM INVESTMENTS — 22.2%
MONEY MARKET FUNDS — 22.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,925,470	10,925,470
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	118,541	118,541

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,044,011)		11,044,011

TOTAL INVESTMENTS — 121.9% (f)
(Cost $50,927,497)		60,721,160
OTHER ASSETS & LIABILITIES — (21.9)%		(10,913,595)

NET ASSETS — 100.0%		$49,807,565

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	604,608	$13,658,095
Acorda Therapeutics, Inc. (a)	396,871	13,378,521
Aegerion Pharmaceuticals, Inc. (a)(b)	416,119	13,353,259
Alexion Pharmaceuticals, Inc. (a)	85,025	13,285,156
Alkermes PLC (a)	299,419	15,069,758
Alnylam Pharmaceuticals, Inc. (a)(b)	205,759	12,997,796
AMAG Pharmaceuticals, Inc. (a)(b)	719,092	14,899,586
Amgen, Inc.	120,093	14,215,408
Anacor Pharmaceuticals, Inc. (a)	851,772	15,101,918
Arena Pharmaceuticals, Inc. (a)(b)	2,144,088	12,564,356
ARIAD Pharmaceuticals, Inc. (a)(b)	2,176,611	13,865,012
Array BioPharma, Inc. (a)(b)	3,211,064	14,642,452
Arrowhead Research Corp. (a)	1,126,546	16,120,873
BioCryst Pharmaceuticals, Inc. (a)	1,226,797	15,641,662
Biogen Idec, Inc. (a)	44,872	14,148,590
BioMarin Pharmaceutical, Inc. (a)	228,061	14,187,675
Celgene Corp. (a)	173,707	14,917,957
Celldex Therapeutics, Inc. (a)(b)	812,499	13,259,984
Cepheid, Inc. (a)(b)	304,759	14,610,146
Clovis Oncology, Inc. (a)(b)	307,716	12,742,520
CTI BioPharma Corp. (a)(b)	4,509,960	12,672,988
Cubist Pharmaceuticals, Inc. (a)	202,845	14,162,638
Dendreon Corp. (a)(b)	6,831,338	15,712,077
Dyax Corp. (a)	1,655,231	15,890,218
Dynavax Technologies Corp. (a)	6,089,253	9,742,805
Emergent Biosolutions, Inc. (a)	618,755	13,897,237
Exact Sciences Corp. (a)(b)	893,707	15,219,830
Exelixis, Inc. (a)(b)	3,967,804	13,450,856
Genomic Health, Inc. (a)(b)	397,695	10,896,843
Geron Corp. (a)(b)	4,659,859	14,958,147
Gilead Sciences, Inc. (a)	172,116	14,270,138
Halozyme Therapeutics, Inc. (a)(b)	1,383,952	13,673,446
Idenix Pharmaceuticals, Inc. (a)	587,397	14,156,268
ImmunoGen, Inc. (a)(b)	1,050,983	12,454,149
Incyte Corp. (a)	258,111	14,567,785
Infinity Pharmaceuticals, Inc. (a)(b)	1,184,899	15,095,613
Inovio Pharmaceuticals, Inc. (a)(b)	1,594,423	17,235,713
Insmed, Inc. (a)(b)	1,119,645	22,370,507
Intercept Pharmaceuticals, Inc. (a)	50,784	12,017,018
InterMune, Inc. (a)(b)	312,317	13,788,795
Ironwood Pharmaceuticals, Inc. (a)(b)	947,236	14,521,128
Isis Pharmaceuticals, Inc. (a)(b)	412,965	14,226,644
Keryx Biopharmaceuticals, Inc. (a)(b)	975,871	15,008,896
KYTHERA Biopharmaceuticals, Inc. (a)(b)	392,793	15,071,467
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	208,771	13,004,346
MannKind Corp. (a)(b)	1,324,671	14,558,134
Medivation, Inc. (a)	185,133	14,270,052
Merrimack Pharmaceuticals, Inc. (a)(b)	1,824,095	13,297,653
MiMedx Group, Inc. (a)(b)	1,195,730	8,477,726
Momenta Pharmaceuticals, Inc. (a)	1,061,388	12,821,567
Myriad Genetics, Inc. (a)(b)	396,506	15,432,013
Neurocrine Biosciences, Inc. (a)	930,897	13,814,511
NewLink Genetics Corp. (a)(b)	615,925	16,352,809
Novavax, Inc. (a)(b)	3,100,060	14,322,277
NPS Pharmaceuticals, Inc. (a)	401,057	13,254,934
Ophthotech Corp. (a)	316,684	13,398,900
OPKO Health, Inc. (a)(b)	1,543,224	13,642,100
Orexigen Therapeutics, Inc. (a)(b)	2,373,707	14,669,509
Organovo Holdings, Inc. (a)(b)	2,021,370	16,878,439
Pharmacyclics, Inc. (a)(b)	146,569	13,148,705
Prothena Corp. PLC (a)	616,066	13,892,288
PTC Therapeutics, Inc. (a)	552,335	14,438,037
Puma Biotechnology, Inc. (a)	234,152	15,454,032
Raptor Pharmaceutical Corp. (a)(b)	1,237,819	14,296,809
Receptos, Inc. (a)	347,525	14,804,565
Regeneron Pharmaceuticals, Inc. (a)	45,360	12,812,839
Repligen Corp. (a)(b)	702,898	16,019,045
Sangamo Biosciences, Inc. (a)(b)	883,706	13,494,191
Sarepta Therapeutics, Inc. (a)(b)	429,213	12,786,255
Seattle Genetics, Inc. (a)(b)	346,424	13,250,718
Spectrum Pharmaceuticals, Inc. (a)(b)	1,629,847	13,250,656
Synageva BioPharma Corp. (a)(b)	166,746	17,474,981
Synergy Pharmaceuticals, Inc. (a)(b)	3,390,766	13,800,418
TESARO, Inc. (a)(b)	486,973	15,149,730
United Therapeutics Corp. (a)	155,438	13,754,709
Vanda Pharmaceuticals, Inc. (a)(b)	975,915	15,790,305
Vertex Pharmaceuticals, Inc. (a)	189,652	17,956,251
ZIOPHARM Oncology, Inc. (a)(b)	2,444,859	9,852,782

TOTAL COMMON STOCKS —
(Cost $1,171,082,862)		1,107,344,216

SHORT TERM INVESTMENTS — 25.7%
MONEY MARKET FUNDS — 25.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	284,894,061	284,894,061
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	392,912	392,912

TOTAL SHORT TERM INVESTMENTS —
(Cost $285,286,973)		285,286,973

TOTAL INVESTMENTS — 125.6% (f)
(Cost $1,456,369,835)		1,392,631,189
OTHER ASSETS & LIABILITIES — (25.6)%		(283,974,385)

NET ASSETS — 100.0%		$1,108,656,804

See accompanying notes to financial statements.

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 77.7%
Abaxis, Inc. (a)	7,829	$346,903
Abbott Laboratories	13,111	536,240
ABIOMED, Inc. (a)(b)	22,731	571,457
Accuray, Inc. (a)(b)	54,726	481,589
Analogic Corp. (a)	7,007	548,228
Baxter International, Inc.	7,134	515,788
Becton, Dickinson and Co.	4,434	524,542
Boston Scientific Corp. (a)(b)	40,755	520,441
C.R. Bard, Inc.	3,796	542,866
Cantel Medical Corp.	7,228	264,689
Cardiovascular Systems, Inc. (a)(b)	17,494	545,113
CareFusion Corp. (b)	12,211	541,558
CONMED Corp.	11,845	522,957
Covidien PLC	7,243	653,174
Cyberonics, Inc. (a)(b)	9,090	567,761
Cynosure, Inc. (Class A) (b)	21,178	450,033
DexCom, Inc. (a)(b)	14,491	574,713
Edwards Lifesciences Corp. (b)	6,657	571,437
GenMark Diagnostics, Inc. (a)(b)	11,298	152,862
Globus Medical, Inc. (Class A) (b)	22,457	537,171
Greatbatch, Inc. (b)	8,229	403,715
HeartWare International, Inc. (a)(b)	5,879	520,292
Hill-Rom Holdings, Inc.	13,210	548,347
Hologic, Inc. (a)(b)	21,241	538,459
IDEXX Laboratories, Inc. (a)(b)	3,983	532,009
Insulet Corp. (a)(b)	14,130	560,537
Integra LifeSciences Holdings Corp. (a)(b)	7,721	363,350
Intuitive Surgical, Inc. (a)(b)	1,315	541,517
Invacare Corp.	10,806	198,506
Masimo Corp. (a)(b)	22,418	529,065
Medtronic, Inc. (a)	8,594	547,953
Natus Medical, Inc. (b)	18,498	465,040
NuVasive, Inc. (a)(b)	15,484	550,766
NxStage Medical, Inc. (a)(b)	32,748	470,589
Orthofix International NV (a)(b)	12,263	444,534
Quidel Corp. (a)(b)	11,553	255,437
ResMed, Inc. (a)	9,815	496,933
Rockwell Medical, Inc. (a)(b)	31,312	375,431
Sirona Dental Systems, Inc. (a)(b)	6,739	555,698
St. Jude Medical, Inc.	8,007	554,485
STERIS Corp. (a)	10,042	537,046
Stryker Corp. (a)	6,252	527,169
Teleflex, Inc. (a)	4,977	525,571
Thoratec Corp. (b)	15,591	543,502
Tornier NV (b)	15,434	360,847
Varian Medical Systems, Inc. (a)(b)	6,375	530,018
Volcano Corp. (a)(b)	28,444	500,899
Wright Medical Group, Inc. (b)	17,251	541,681
Zeltiq Aesthetics, Inc. (a)(b)	32,934	500,268
Zimmer Holdings, Inc.	4,941	513,172

		24,502,358

HEALTH CARE SUPPLIES — 22.2%
Alere, Inc. (a)(b)	14,905	557,745
Align Technology, Inc. (a)(b)	10,273	575,699
Anika Therapeutics, Inc. (a)(b)	11,626	538,633
Antares Pharma, Inc. (a)(b)	110,825	295,903
DENTSPLY International, Inc.	10,914	516,778
Endologix, Inc. (a)(b)	36,583	556,427
Haemonetics Corp. (a)(b)	15,249	537,985
ICU Medical, Inc. (b)	7,599	462,095
Meridian Bioscience, Inc. (a)	15,646	322,933
Merit Medical Systems, Inc. (a)(b)	11,944	180,354
Neogen Corp. (b)	11,473	464,312
Spectranetics Corp. (a)(b)	23,810	544,773
Staar Surgical Co. (a)(b)	21,277	357,454
The Cooper Cos., Inc.	3,993	541,171
West Pharmaceutical Services, Inc.	12,637	533,029

		6,985,291

TOTAL COMMON STOCKS —
(Cost $25,143,889)		31,487,649

SHORT TERM INVESTMENTS — 24.1%
MONEY MARKET FUNDS — 24.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,598,112	7,598,112
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	15,691	15,691

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,613,803)		7,613,803

TOTAL INVESTMENTS — 124.0% (f)
(Cost $32,757,692)		39,101,452
OTHER ASSETS & LIABILITIES — (24.0)%		(7,579,610)

NET ASSETS — 100.0%		$31,521,842

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE DISTRIBUTORS — 15.9%
AmerisourceBergen Corp. (a)	22,772	$1,654,614
Cardinal Health, Inc. (a)	24,126	1,654,079
Henry Schein, Inc. (a)(b)	13,839	1,642,274
McKesson Corp.	8,949	1,666,393
MWI Veterinary Supply, Inc. (a)(b)	11,669	1,656,881
Owens & Minor, Inc. (a)	47,774	1,623,361
Patterson Cos., Inc. (a)	42,222	1,668,191
PharMerica Corp. (b)	40,750	1,165,042

		12,730,835

HEALTH CARE FACILITIES — 29.1%
Acadia Healthcare Co., Inc. (b)	35,906	1,633,723
AmSurg Corp. (b)	22,117	1,007,872
Brookdale Senior Living, Inc. (b)	49,365	1,645,829
Capital Senior Living Corp. (b)	30,551	728,336
Community Health Systems, Inc. (a)(b)	37,609	1,706,320
Emeritus Corp. (b)	52,266	1,654,219
Hanger, Inc. (a)(b)	41,107	1,292,815
HCA Holdings, Inc. (b)	29,729	1,676,121
HealthSouth Corp. (a)	45,604	1,635,816
Kindred Healthcare, Inc.	64,094	1,480,571
LifePoint Hospitals, Inc. (b)	25,388	1,576,595
Select Medical Holdings Corp.	106,007	1,653,709
Tenet Healthcare Corp. (a)(b)	34,797	1,633,371
The Ensign Group, Inc. (a)	20,588	639,875
Universal Health Services, Inc. (Class B)	17,374	1,663,734
VCA, Inc. (b)	46,606	1,635,405

		23,264,311

HEALTH CARE SERVICES — 34.1%
Air Methods Corp. (a)(b)	32,906	1,699,595
Amedisys, Inc. (a)(b)	56,745	949,911
AMN Healthcare Services, Inc. (b)	47,381	582,786
Bio-Reference Laboratories, Inc. (a)(b)	41,455	1,252,770
BioScrip, Inc. (a)(b)	204,812	1,708,132
Chemed Corp. (a)	18,083	1,694,739
Corvel Corp. (b)	10,018	452,613
DaVita HealthCare Partners, Inc. (b)	23,091	1,669,941
Envision Healthcare Holdings, Inc. (b)	45,463	1,632,577
ExamWorks Group, Inc. (b)	53,326	1,692,034
Express Scripts Holding Co. (b)	22,829	1,582,735
Healthways, Inc. (a)(b)	56,339	988,186
IPC The Hospitalist Co. (a)(b)	24,310	1,074,988
Laboratory Corp. of America Holdings (b)	16,063	1,644,851
Landauer, Inc. (a)	5,150	216,300
MEDNAX, Inc. (b)	27,848	1,619,361
Omnicare, Inc. (a)	25,221	1,678,962
Premier, Inc. (Class A) (b)	34,343	995,947
Quest Diagnostics, Inc. (a)	27,604	1,620,079
Team Health Holdings, Inc. (b)	32,796	1,637,832
The Providence Service Corp. (b)	23,962	876,770

		27,271,109

MANAGED HEALTH CARE — 20.7%
Aetna, Inc.	20,194	1,637,330
Centene Corp. (a)(b)	22,046	1,666,898
CIGNA Corp.	17,959	1,651,689
Health Net, Inc. (b)	40,871	1,697,781
Humana, Inc.	13,111	1,674,537
Magellan Health, Inc. (a)(b)	26,385	1,642,202
Molina Healthcare, Inc. (a)(b)	36,928	1,648,097
UnitedHealth Group, Inc. (a)	20,643	1,687,565
WellCare Health Plans, Inc. (b)	21,278	1,588,616
WellPoint, Inc.	15,293	1,645,680

		16,540,395

TOTAL COMMON STOCKS —
(Cost $63,482,614)		79,806,650

SHORT TERM INVESTMENTS — 22.8%
MONEY MARKET FUNDS — 22.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	18,060,797	18,060,797
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	197,445	197,445

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,258,242)		18,258,242

TOTAL INVESTMENTS — 122.6% (f)
(Cost $81,740,856)		98,064,892
OTHER ASSETS & LIABILITIES — (22.6)%		(18,053,460)

NET ASSETS — 100.0%		$80,011,432

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 25.1%
A.O. Smith Corp.	1,139,349	$56,488,923
Allegion PLC	1,014,213	57,485,593
Armstrong World Industries, Inc. (a)	1,042,560	59,874,221
Fortune Brands Home & Security, Inc.	1,429,047	57,061,847
Lennox International, Inc.	640,908	57,406,129
Masco Corp.	2,603,415	57,795,813
Owens Corning	1,365,146	52,803,847
Simpson Manufacturing Co., Inc. (b)	590,841	21,482,979
USG Corp. (a)(b)	1,869,274	56,321,226

		476,720,578

HOME FURNISHINGS — 8.0%
La-Z-Boy, Inc.	1,500,701	34,771,242
Leggett & Platt, Inc. (b)	1,699,596	58,262,151
Tempur Sealy International, Inc. (a)(b)	993,108	59,288,548

		152,321,941

HOME FURNISHING RETAIL — 15.3%
Aaron’s, Inc.	1,665,617	59,362,590
Bed Bath & Beyond, Inc. (a)	944,538	54,197,590
Pier 1 Imports, Inc.	3,288,233	50,671,671
Restoration Hardware Holdings, Inc. (a)(b)	704,570	65,560,239
Williams-Sonoma, Inc.	839,880	60,286,586

		290,078,676

HOME IMPROVEMENT RETAIL — 9.2%
Lowe’s Cos., Inc.	1,251,670	60,067,643
Lumber Liquidators Holdings, Inc. (a)(b)	737,429	56,007,732
The Home Depot, Inc.	728,632	58,990,047

		175,065,422

HOMEBUILDING — 29.5%
D.R. Horton, Inc.	2,426,661	59,647,327
Lennar Corp. (Class A) (b)	1,415,621	59,427,770
M.D.C. Holdings, Inc. (b)	1,977,885	59,910,137
M/I Homes, Inc. (a)	895,517	21,734,198
NVR, Inc. (a)	50,975	58,651,835
Pulte Group, Inc.	2,928,995	59,048,539
Standard Pacific Corp. (a)	7,057,457	60,694,130
Taylor Morrison Home Corp. (Class A) (a)	1,615,081	36,210,116
The Ryland Group, Inc. (b)	1,525,808	60,177,868
Toll Brothers, Inc. (a)	1,582,825	58,406,242
William Lyon Homes (Class A) (a)	827,084	25,176,437

		559,084,599

HOUSEHOLD APPLIANCES — 9.6%
Helen of Troy, Ltd. (a)	962,970	58,384,871
iRobot Corp. (a)(b)(c)	1,638,974	67,115,985
Whirlpool Corp.	411,693	57,315,899

		182,816,755

HOUSEHOLD DURABLES — 3.2%
Mohawk Industries, Inc. (a)	430,261	59,522,307

TOTAL COMMON STOCKS —
(Cost $1,905,858,822)		1,895,610,278

SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	267,307,642	267,307,642
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	1,253,555	1,253,555

TOTAL SHORT TERM INVESTMENTS —
(Cost $268,561,197)		268,561,197

TOTAL INVESTMENTS — 114.0% (g)
(Cost $2,174,420,019)		2,164,171,475
OTHER ASSETS & LIABILITIES — (14.0)%		(266,441,936)

NET ASSETS — 100.0%		$1,897,729,539

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.2%
Alcoa, Inc.	1,038,348	$15,461,002
Century Aluminum Co. (a)	538,244	8,439,666
Kaiser Aluminum Corp.	163,218	11,893,696

		35,794,364

COAL & CONSUMABLE FUELS — 18.2%
Alpha Natural Resources, Inc. (a)(b)	4,074,635	15,116,896
Arch Coal, Inc. (b)	4,085,716	14,912,863
Cloud Peak Energy, Inc. (a)	784,406	14,448,759
CONSOL Energy, Inc.	327,131	15,070,925
Peabody Energy Corp. (b)	897,954	14,681,548
Solazyme, Inc. (a)(b)	1,321,385	15,565,915

		89,796,906

DIVERSIFIED METALS & MINING — 22.3%
Compass Minerals International, Inc.	162,170	15,526,156
Freeport-McMoRan Copper & Gold, Inc.	443,841	16,200,196
Globe Specialty Metals, Inc.	328,905	6,834,646
Horsehead Holding Corp. (a)(b)	271,324	4,954,376
Materion Corp.	85,349	3,157,060
Molycorp, Inc. (a)(b)	5,403,646	13,887,370
RTI International Metals, Inc. (a)	289,183	7,689,376
SunCoke Energy, Inc. (a)	467,805	10,057,808
US Silica Holdings, Inc.	293,867	16,291,986
Walter Energy, Inc. (b)	2,888,129	15,740,303

		110,339,277

GOLD — 6.8%
Newmont Mining Corp.	644,325	16,391,628
Royal Gold, Inc.	223,660	17,024,999

		33,416,627

PRECIOUS METALS & MINERALS — 11.6%
Coeur Mines, Inc. (a)	1,789,361	16,426,334
Hecla Mining Co. (b)	4,863,298	16,778,378
McEwen Mining, Inc. (a)(b)	2,852,871	8,216,269
Stillwater Mining Co. (a)(b)	910,435	15,978,134

		57,399,115

STEEL — 33.7%
AK Steel Holding Corp. (a)(b)	2,348,306	18,692,516
Allegheny Technologies, Inc.	362,615	16,353,936
Carpenter Technology Corp.	243,813	15,421,172
Cliffs Natural Resources, Inc. (b)	1,066,176	16,045,949
Commercial Metals Co.	816,595	14,135,259
Haynes International, Inc.	39,762	2,250,132
Nucor Corp.	296,574	14,606,270
Reliance Steel & Aluminum Co.	208,118	15,340,378
Schnitzer Steel Industries, Inc. (Class A) (b)	272,960	7,116,067
Steel Dynamics, Inc.	860,508	15,446,119
United States Steel Corp. (b)	629,472	16,391,450
Worthington Industries, Inc.	342,411	14,737,369

		166,536,617

TOTAL COMMON STOCKS —
(Cost $689,592,125)		493,282,906

SHORT TERM INVESTMENTS — 23.3%
MONEY MARKET FUNDS — 23.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	114,414,761	114,414,761
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	792,150	792,150

TOTAL SHORT TERM INVESTMENTS —
(Cost $115,206,911)		115,206,911

TOTAL INVESTMENTS — 123.1% (f)
(Cost $804,799,036)		608,489,817
OTHER ASSETS & LIABILITIES — (23.1)%		(113,998,920)

NET ASSETS — 100.0%		$494,490,897

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.5%
Atwood Oceanics, Inc. (a)	146,251	$7,675,252
Diamond Offshore Drilling, Inc. (b)	153,814	7,633,789
Ensco PLC (Class A) (b)	143,165	7,955,679
Helmerich & Payne, Inc.	67,472	7,834,174
Hercules Offshore, Inc. (a)(b)	1,578,957	6,347,407
Nabors Industries, Ltd.	277,275	8,143,567
Noble Corp. PLC	229,889	7,715,075
Parker Drilling Co. (a)	615,856	4,015,381
Patterson-UTI Energy, Inc.	223,595	7,812,409
Pioneer Energy Services Corp. (a)	449,412	7,882,687
Rowan Cos. PLC	235,356	7,514,917
Transocean, Ltd. (b)	171,991	7,744,755
Unit Corp. (a)	114,430	7,876,217

		96,151,309

OIL & GAS EQUIPMENT & SERVICES — 72.4%
Baker Hughes, Inc.	107,151	7,977,392
Basic Energy Services, Inc. (a)	290,623	8,492,004
Bristow Group, Inc.	99,267	8,002,905
C&J Energy Services, Inc. (a)(b)	239,532	8,091,391
Cameron International Corp. (a)	117,141	7,931,617
CARBO Ceramics, Inc. (b)	53,733	8,281,330
Core Laboratories NV	47,634	7,957,736
Dresser-Rand Group, Inc. (a)	121,241	7,726,689
Dril-Quip, Inc. (a)	72,521	7,922,194
Era Group, Inc. (a)	66,980	1,920,986
Exterran Holdings, Inc.	177,145	7,969,754
FMC Technologies, Inc. (a)	129,574	7,913,084
Forum Energy Technologies, Inc. (a)	223,793	8,152,779
Frank’s International NV (b)	227,329	5,592,293
Geospace Technologies Corp. (a)(b)	137,669	7,582,809
Gulfmark Offshore, Inc. (Class A)	133,703	6,040,702
Halliburton Co.	112,804	8,010,212
Helix Energy Solutions Group, Inc. (a)	300,511	7,906,444
Hornbeck Offshore Services, Inc. (a)(b)	169,163	7,937,128
ION Geophysical Corp. (a)(b)	965,276	4,073,465
Key Energy Services, Inc. (a)	907,866	8,297,895
Matrix Service Co. (a)	132,384	4,340,871
McDermott International, Inc. (a)(b)	956,878	7,741,143
National Oilwell Varco, Inc.	98,304	8,095,334
Newpark Resources, Inc. (a)	421,946	5,257,447
Oceaneering International, Inc.	100,397	7,844,018
Oil States International, Inc. (a)	118,982	7,625,556
RPC, Inc.	326,356	7,666,103
Schlumberger, Ltd.	70,504	8,315,947
SEACOR Holdings, Inc. (a)(b)	92,132	7,577,857
Superior Energy Services, Inc.	215,883	7,802,012
Tesco Corp. (b)	219,510	4,684,343
Tetra Technologies, Inc. (a)	324,455	3,822,080
Tidewater, Inc.	139,628	7,840,112
Weatherford International PLC (a)	340,312	7,827,176
Willbros Group, Inc. (a)	254,434	3,142,260

		253,363,068

TOTAL COMMON STOCKS —
(Cost $307,572,135)		349,514,377

SHORT TERM INVESTMENTS — 15.4%
MONEY MARKET FUNDS — 15.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	53,382,788	53,382,788
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	407,637	407,637

TOTAL SHORT TERM INVESTMENTS —
(Cost $53,790,425)		53,790,425

TOTAL INVESTMENTS — 115.3% (f)
(Cost $361,362,560)		403,304,802
OTHER ASSETS & LIABILITIES — (15.3)%		(53,417,739)

NET ASSETS — 100.0%		$349,887,063

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 7.1%
Chevron Corp.	133,607	$17,442,394
ConocoPhillips	204,623	17,542,330
Exxon Mobil Corp.	165,708	16,683,481
Hess Corp.	177,085	17,511,936
Marathon Oil Corp.	435,049	17,367,156
Occidental Petroleum Corp.	164,665	16,899,569

		103,446,866

OIL & GAS EXPLORATION & PRODUCTION — 79.3%
Abraxas Petroleum Corp. (a)	3,307,686	20,706,114
Anadarko Petroleum Corp.	155,579	17,031,233
Antero Resources Corp. (a)	274,233	17,997,912
Apache Corp.	174,212	17,529,211
Approach Resources, Inc. (a)(b)	774,911	17,613,727
Athlon Energy, Inc. (a)	368,024	17,554,745
Bill Barrett Corp. (a)	612,616	16,405,856
Bonanza Creek Energy, Inc. (a)	285,054	16,302,238
Cabot Oil & Gas Corp.	490,290	16,738,501
Callon Petroleum Co. (a)	1,613,138	18,793,058
Carrizo Oil & Gas, Inc. (a)	265,244	18,370,799
Chesapeake Energy Corp.	558,096	17,345,624
Cimarex Energy Co.	122,420	17,562,373
Clayton Williams Energy, Inc. (a)	132,803	18,243,148
Cobalt International Energy, Inc. (a)	911,013	16,717,089
Comstock Resources, Inc. (b)	608,215	17,540,921
Concho Resources, Inc. (a)	119,967	17,335,232
Contango Oil & Gas Co. (a)	290,951	12,310,137
Continental Resources, Inc. (a)(b)	111,649	17,645,008
Denbury Resources, Inc. (b)	961,687	17,752,742
Devon Energy Corp.	217,932	17,303,801
Diamondback Energy, Inc. (a)(b)	193,315	17,166,372
Emerald Oil, Inc. (a)(b)	2,485,630	19,015,070
Energen Corp.	190,931	16,969,947
Energy XXI Bermuda, Ltd. (b)	728,857	17,222,891
EOG Resources, Inc.	149,126	17,426,864
EP Energy Corp. (Class A) (a)	763,007	17,587,311
EQT Corp.	160,625	17,170,813
EXCO Resources, Inc. (b)	3,009,219	17,724,300
Gastar Exploration, Inc. (a)	2,351,485	20,481,434
Goodrich Petroleum Corp. (a)(b)	585,891	16,170,592
Gulfport Energy Corp. (a)	259,913	16,322,536
Halcon Resources Corp. (a)(b)	2,560,474	18,665,855
Kodiak Oil & Gas Corp. (a)	1,232,921	17,939,001
Kosmos Energy, Ltd. (a)	1,564,070	17,564,506
Laredo Petroleum Holdings, Inc. (a)(b)	584,502	18,107,872
Magnum Hunter Resources Corp. (a)(b)	2,026,446	16,616,857
Matador Resources Co. (a)	617,969	18,094,132
Murphy Oil Corp.	260,439	17,313,985
Newfield Exploration Co. (a)	420,240	18,574,608
Noble Energy, Inc.	223,088	17,280,396
Northern Oil and Gas, Inc. (a)(b)	1,035,993	16,876,326
Oasis Petroleum, Inc. (a)	322,782	18,040,286
PDC Energy, Inc. (a)	253,235	15,991,790
Penn Virginia Corp. (a)(b)	1,099,779	18,641,254
Pioneer Natural Resources Co.	74,838	17,198,521
QEP Resources, Inc.	525,841	18,141,515
Range Resources Corp.	192,621	16,748,396
Resolute Energy Corp. (a)(b)	1,923,446	16,618,573
Rex Energy Corp. (a)	902,040	15,975,128
Rice Energy, Inc. (a)	531,067	16,170,990
Rosetta Resources, Inc. (a)	326,146	17,889,108
RSP Permian, Inc. (a)(b)	593,972	19,268,452
Sanchez Energy Corp. (a)(b)	467,093	17,558,026
SandRidge Energy, Inc. (a)(b)	2,446,383	17,491,638
SM Energy Co.	217,856	18,321,690
Southwestern Energy Co. (a)	371,145	16,883,386
Stone Energy Corp. (a)	370,951	17,356,797
Swift Energy Co. (a)(b)	1,418,049	18,406,276
Synergy Resources Corp. (a)(b)	1,344,093	17,809,232
Triangle Petroleum Corp. (a)(b)	1,529,010	17,965,868
Ultra Petroleum Corp. (a)	585,665	17,388,394
VAALCO Energy, Inc. (a)	2,350,635	16,995,091
W&T Offshore, Inc.	1,069,264	17,503,852
Whiting Petroleum Corp. (a)	214,333	17,200,223
WPX Energy, Inc. (a)(b)	746,722	17,854,123

		1,154,509,746

OIL & GAS REFINING & MARKETING — 13.6%
Clean Energy Fuels Corp. (a)(b)	1,548,447	18,147,799
CVR Energy, Inc. (b)	354,334	17,075,355
Delek US Holdings, Inc.	555,513	15,682,132
Green Plains, Inc.	545,932	17,944,785
HollyFrontier Corp.	360,071	15,731,502
Marathon Petroleum Corp.	196,809	15,364,879
PBF Energy, Inc.	564,227	15,036,650
Phillips 66	203,724	16,385,521
Tesoro Corp.	294,269	17,264,762
Valero Energy Corp.	316,534	15,858,353
Western Refining, Inc.	422,133	15,851,094
World Fuel Services Corp.	353,527	17,404,135

		197,746,967

TOTAL COMMON STOCKS —
(Cost $1,464,378,170)		1,455,703,579

SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	123,532,651	123,532,651
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	642,144	642,144

TOTAL SHORT TERM INVESTMENTS —
(Cost $124,174,795)		124,174,795

TOTAL INVESTMENTS — 108.5% (g)
(Cost $1,588,552,965)		1,579,878,374
OTHER ASSETS & LIABILITIES — (8.5)%		(123,470,092)

NET ASSETS — 100.0%		$1,456,408,282

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
AbbVie, Inc.	555,945	$31,377,536
Actavis PLC (a)	144,056	32,131,691
Akorn, Inc. (a)(b)	1,084,915	36,073,424
Allergan, Inc.	186,131	31,497,088
Auxilium Pharmaceuticals, Inc. (a)(b)	1,424,170	28,568,850
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	4,198,730	23,680,837
Bristol-Myers Squibb Co.	639,349	31,014,820
DepoMed, Inc. (a)	2,258,607	31,394,637
Eli Lilly & Co.	511,124	31,776,579
Endo International PLC (a)	435,976	30,527,039
Horizon Pharma, Inc. (a)(b)	2,041,202	32,291,816
Hospira, Inc. (a)	592,638	30,443,814
Impax Laboratories, Inc. (a)	1,050,491	31,504,225
Jazz Pharmaceuticals PLC (a)	212,162	31,189,936
Johnson & Johnson	293,659	30,722,605
Lannett Co., Inc. (a)	644,925	32,001,178
Mallinckrodt PLC (a)(b)	401,047	32,091,781
Merck & Co., Inc.	516,933	29,904,574
Mylan, Inc. (a)	599,781	30,924,708
Nektar Therapeutics (a)(b)	2,137,512	27,402,904
Pacira Pharmaceuticals, Inc. (a)(b)	366,717	33,686,624
Perrigo Co. PLC	214,422	31,254,151
Pfizer, Inc.	1,019,515	30,259,205
Prestige Brands Holdings, Inc. (a)	671,625	22,761,371
Questcor Pharmaceuticals, Inc. (b)	336,850	31,155,256
Repros Therapeutics, Inc. (a)(b)	566,909	9,807,526
Sagent Pharmaceuticals, Inc. (a)	414,331	10,714,600
Salix Pharmaceuticals, Ltd. (a)	268,635	33,136,127
The Medicines Co. (a)(b)	1,090,476	31,689,233
Theravance Biopharma, Inc. (a)	206,364	6,578,884
Theravance, Inc. (a)(b)	1,175,575	35,008,623
VIVUS, Inc. (a)(b)(c)	5,702,168	30,335,534
Zoetis, Inc.	937,350	30,248,284

TOTAL COMMON STOCKS —
(Cost $783,768,025)		953,155,460

SHORT TERM INVESTMENTS — 18.5%
MONEY MARKET FUNDS — 18.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	174,946,057	174,946,057
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	1,332,266	1,332,266

TOTAL SHORT TERM INVESTMENTS —
(Cost $176,278,323)		176,278,323

TOTAL INVESTMENTS — 118.4% (g)
(Cost $960,046,348)		1,129,433,783
OTHER ASSETS & LIABILITIES — (18.4)%		(175,298,813)

NET ASSETS — 100.0%		$954,134,970

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 24.6%
Abercrombie & Fitch Co. (Class A) (a)	146,095	$6,318,609
Aeropostale, Inc. (a)(b)	1,781,628	6,217,882
American Eagle Outfitters, Inc. (a)	538,746	6,044,730
ANN, Inc. (b)	150,890	6,207,615
Ascena Retail Group, Inc. (b)	358,641	6,132,761
Brown Shoe Co., Inc.	219,407	6,277,234
Chico’s FAS, Inc.	366,411	6,214,331
DSW, Inc. (Class A)	223,025	6,231,318
Express, Inc. (b)	370,392	6,307,776
Foot Locker, Inc.	123,233	6,250,378
Francesca’s Holdings Corp. (b)	414,503	6,109,774
Genesco, Inc. (b)	79,575	6,535,495
Guess?, Inc.	233,902	6,315,354
L Brands, Inc.	106,252	6,232,742
Ross Stores, Inc.	90,772	6,002,752
Stage Stores, Inc.	319,173	5,965,343
The Buckle, Inc. (a)	136,788	6,067,916
The Cato Corp. (Class A)	203,857	6,299,181
The Children’s Place, Inc. (a)	125,986	6,252,685
The Finish Line, Inc. (Class A)	208,811	6,210,039
The Gap, Inc.	148,253	6,162,877
The Men’s Wearhouse, Inc.	112,846	6,296,807
TJX Cos., Inc.	111,221	5,911,396
Urban Outfitters, Inc. (b)	181,767	6,154,631
Zumiez, Inc. (b)	216,462	5,972,187

		154,691,813

AUTOMOTIVE RETAIL — 14.2%
Advance Auto Parts, Inc.	48,826	6,587,604
Asbury Automotive Group, Inc. (b)	97,844	6,725,796
AutoNation, Inc. (b)	110,132	6,572,678
AutoZone, Inc. (b)	11,645	6,244,515
CarMax, Inc. (b)	137,885	7,171,399
CST Brands, Inc.	178,014	6,141,483
Group 1 Automotive, Inc.	77,099	6,500,217
Lithia Motors, Inc. (Class A)	79,465	7,475,272
Monro Muffler Brake, Inc.	112,846	6,002,279
Murphy USA, Inc. (b)	121,448	5,937,593
O’Reilly Automotive, Inc. (b)	40,752	6,137,251
Penske Automotive Group, Inc.	134,998	6,682,401
Pep Boys-Manny, Moe & Jack (b)	422,237	4,838,836
Sonic Automotive, Inc. (Class A)	237,638	6,340,182

		89,357,506

CATALOG RETAIL — 1.0%
HSN, Inc.	108,553	6,430,680

COMPUTER & ELECTRONICS RETAIL — 3.1%
Best Buy Co., Inc.	212,761	6,597,719
GameStop Corp. (Class A) (a)	164,726	6,666,461
Rent-A-Center, Inc. (a)	213,120	6,112,281

		19,376,461

DEPARTMENT STORES — 5.9%
Dillard’s, Inc. (Class A)	53,037	6,184,645
J.C. Penney Co., Inc. (a)(b)	707,678	6,404,486
Kohl’s Corp.	116,911	6,158,871
Macy’s, Inc.	106,149	6,158,765
Nordstrom, Inc.	89,764	6,097,668
Sears Holdings Corp. (a)(b)	155,849	6,227,726

		37,232,161

DRUG RETAIL — 2.9%
CVS Caremark Corp.	80,314	6,053,266
Rite Aid Corp. (b)	845,111	6,059,446
Walgreen Co.	83,391	6,181,775

		18,294,487

FOOD RETAIL — 7.8%
Casey’s General Stores, Inc.	83,843	5,893,325
Safeway, Inc.	178,739	6,137,897
Sprouts Farmers Market, Inc. (a)(b)	200,892	6,573,186
SUPERVALU, Inc. (b)	783,183	6,437,764
Susser Holdings Corp. (b)	76,775	6,197,278
The Fresh Market, Inc. (a)(b)	174,252	5,832,215
The Kroger Co.	129,233	6,387,987
Whole Foods Market, Inc.	144,651	5,587,868

		49,047,520

GENERAL MERCHANDISE STORES — 8.7%
Big Lots, Inc. (b)	136,374	6,232,292
Burlington Stores, Inc. (a)(b)	205,222	6,538,373
Conn’s, Inc. (a)(b)	143,206	7,072,944
Dollar General Corp. (b)	100,403	5,759,116
Dollar Tree, Inc. (b)	113,018	6,154,960
Family Dollar Stores, Inc.	91,397	6,044,997
Fred’s, Inc. (Class A)	296,985	4,540,901
Target Corp.	106,467	6,169,763
Tuesday Morning Corp. (b)	334,422	5,959,400

		54,472,746

HYPERMARKETS & SUPER CENTERS — 2.9%
Costco Wholesale Corp.	52,839	6,084,940
PriceSmart, Inc.	69,229	6,025,692
Wal-Mart Stores, Inc.	80,932	6,075,565

		18,186,197

INTERNET RETAIL — 12.1%
Amazon.com, Inc. (b)	18,685	6,068,514
Blue Nile, Inc. (b)	208,535	5,838,980
Expedia, Inc.	82,050	6,462,258
FTD Cos., Inc. (b)	205,967	6,547,691
Groupon, Inc. (a)(b)	976,477	6,464,278
HomeAway, Inc. (b)	188,945	6,579,065
Lands’ End, Inc. (b)	199,770	6,708,277
Netflix, Inc. (b)	14,239	6,273,703
NutriSystem, Inc.	364,647	6,239,110
Shutterfly, Inc. (a)(b)	144,914	6,239,997
The Priceline Group, Inc. (b)	5,116	6,154,548
TripAdvisor, Inc. (b)	59,764	6,493,956

		76,070,377

SPECIALIZED CONSUMER SERVICES — 0.9%
Outerwall, Inc. (a)(b)	94,420	5,603,827

SPECIALTY STORES — 15.7%
Barnes & Noble, Inc. (b)	293,494	6,688,728
Cabela’s, Inc. (a)(b)	101,389	6,326,674
Dick’s Sporting Goods, Inc.	137,325	6,393,852
Five Below, Inc. (a)(b)	166,617	6,649,684

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

GNC Holdings, Inc. (Class A)	174,300	$5,943,630
Hibbett Sports, Inc. (b)	114,059	6,178,576
Office Depot, Inc. (b)	1,118,012	6,361,488
PetSmart, Inc. (a)	104,654	6,258,309
Sally Beauty Holdings, Inc. (b)	245,302	6,152,174
Signet Jewelers, Ltd.	56,890	6,291,465
Staples, Inc. (a)	554,440	6,010,130
The Container Store Group, Inc. (a)(b)	219,737	6,104,294
Tiffany & Co.	61,536	6,168,984
Tractor Supply Co.	93,735	5,661,594
Ulta Salon Cosmetics & Fragrance, Inc. (b)	64,070	5,856,639
Vitamin Shoppe, Inc. (b)	137,235	5,903,850

		98,950,071

TOTAL COMMON STOCKS —
(Cost $708,699,926)		627,713,846

SHORT TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,707,369	11,707,369
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	920,777	920,777

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,628,146)		12,628,146

TOTAL INVESTMENTS — 101.8% (f)
(Cost $721,328,072)		640,341,992
OTHER ASSETS & LIABILITIES — (1.8)%		(11,411,487)

NET ASSETS — 100.0%		$628,930,505

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	863,701	$3,618,907
Altera Corp.	108,724	3,779,246
Analog Devices, Inc.	66,461	3,593,546
Applied Micro Circuits Corp. (a)(b)	332,435	3,593,622
Atmel Corp. (a)	403,566	3,781,413
Avago Technologies, Ltd.	51,757	3,730,127
Broadcom Corp. (Class A)	96,394	3,578,145
Cavium, Inc. (a)	70,646	3,508,280
CEVA, Inc. (a)	42,210	623,442
Cirrus Logic, Inc. (a)	161,922	3,682,106
Cree, Inc. (a)(b)	74,439	3,718,228
Cypress Semiconductor Corp. (a)(b)	337,597	3,683,183
Diodes, Inc. (a)	76,338	2,210,749
Entropic Communications, Inc. (a)	229,519	764,298
Exar Corp. (a)	58,798	664,417
Fairchild Semiconductor International, Inc. (a)	234,408	3,656,765
First Solar, Inc. (a)(b)	57,342	4,074,723
Freescale Semiconductor, Ltd. (a)(b)	156,375	3,674,813
Hittite Microwave Corp.	47,380	3,693,271
Integrated Device Technology, Inc. (a)	252,331	3,901,037
Intel Corp.	123,801	3,825,451
International Rectifier Corp. (a)	130,394	3,637,993
Intersil Corp. (Class A)	245,954	3,677,012
Lattice Semiconductor Corp. (a)	421,302	3,475,742
Linear Technology Corp.	78,402	3,690,382
Marvell Technology Group, Ltd.	248,262	3,557,594
Maxim Integrated Products, Inc.	105,620	3,571,012
Micrel, Inc.	75,252	848,843
Microchip Technology, Inc. (b)	75,231	3,672,025
Micron Technology, Inc. (a)	118,599	3,907,837
Microsemi Corp. (a)	139,335	3,728,605
Monolithic Power Systems, Inc.	88,589	3,751,744
NVIDIA Corp.	189,186	3,507,508
OmniVision Technologies, Inc. (a)	157,237	3,456,069
ON Semiconductor Corp. (a)	404,447	3,696,646
PMC-Sierra, Inc. (a)	462,239	3,517,639
Power Integrations, Inc.	63,732	3,667,139
Rambus, Inc. (a)(b)	271,012	3,875,472
RF Micro Devices, Inc. (a)(b)	373,402	3,580,925
Semtech Corp. (a)	133,891	3,501,250
Silicon Image, Inc. (a)	248,613	1,253,010
Silicon Laboratories, Inc. (a)	76,588	3,771,959
Skyworks Solutions, Inc.	78,334	3,678,565
Spansion, Inc. (Class A) (a)	172,901	3,643,024
SunPower Corp. (a)(b)	103,604	4,245,692
Synaptics, Inc. (a)	43,700	3,960,968
Texas Instruments, Inc.	76,491	3,655,505
TriQuint Semiconductor, Inc. (a)	224,037	3,542,025
Xilinx, Inc.	79,055	3,740,092

TOTAL COMMON STOCKS —
(Cost $161,083,625)		165,168,046

SHORT TERM INVESTMENTS — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	14,604,632	14,604,632
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	153,840	153,840

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,758,472)		14,758,472

TOTAL INVESTMENTS — 108.8% (f)
(Cost $175,842,097)		179,926,518
OTHER ASSETS & LIABILITIES — (8.8)%		(14,578,384)

NET ASSETS — 100.0%		$165,348,134

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 28.4%
ACI Worldwide, Inc. (a)	3,020	$168,607
Adobe Systems, Inc. (a)	2,576	186,399
Advent Software, Inc.	5,683	185,095
Ansys, Inc. (a)	2,275	172,490
Aspen Technology, Inc. (a)(b)	3,896	180,774
Autodesk, Inc. (a)	3,173	178,894
Blackbaud, Inc. (b)	4,920	175,841
Bottomline Technologies, Inc. (a)(b)	5,788	173,177
BroadSoft, Inc. (a)(b)	7,035	185,654
Cadence Design Systems, Inc. (a)(b)	10,198	178,363
Callidus Software, Inc. (a)(b)	15,968	190,658
Citrix Systems, Inc. (a)(b)	2,704	169,135
Compuware Corp.	17,283	172,657
Comverse, Inc. (a)	6,774	180,730
Concur Technologies, Inc. (a)(b)	1,930	180,146
Ebix, Inc. (b)	12,460	178,303
Ellie Mae, Inc. (a)(b)	6,048	188,274
FactSet Research Systems, Inc. (b)	1,527	183,668
Fair Isaac Corp.	2,891	184,330
Guidewire Software, Inc. (a)(b)	4,511	183,417
Informatica Corp. (a)	4,782	170,478
Interactive Intelligence Group (a)(b)	3,363	188,765
Intuit, Inc.	2,179	175,475
Manhattan Associates, Inc. (a)	5,016	172,701
Mentor Graphics Corp. (b)	8,202	176,917
MicroStrategy, Inc. (a)(b)	1,201	168,885
Monotype Imaging Holdings, Inc.	6,651	187,359
Netscout Systems, Inc. (a)	4,216	186,937
Nuance Communications, Inc. (a)(b)	10,067	188,958
Pegasystems, Inc.	8,178	172,719
PROS Holdings, Inc. (a)(b)	7,160	189,310
PTC, Inc. (a)	4,654	180,575
QLIK Technologies, Inc. (a)	7,547	170,713
RealPage, Inc. (a)(b)	8,112	182,358
Salesforce.com, Inc. (a)(b)	3,170	184,114
SolarWinds, Inc. (a)	4,413	170,607
Solera Holdings, Inc.	2,613	175,463
Splunk, Inc. (a)(b)	3,649	201,899
SS&C Technologies Holdings, Inc. (a)	3,829	169,318
Synchronoss Technologies, Inc. (a)(b)	5,162	180,464
Synopsys, Inc. (a)	4,409	171,157
Tangoe, Inc. (a)(b)	12,038	181,292
TIBCO Software, Inc. (a)	8,272	166,846
TiVo, Inc. (a)	14,060	181,515
Tyler Technologies, Inc. (a)	2,120	193,365
Ultimate Software Group, Inc. (a)(b)	1,311	181,141
Verint Systems, Inc. (a)	3,497	171,528
VirnetX Holding Corp. (a)(b)	10,652	187,582
Workday, Inc. (Class A) (a)	2,053	184,483

		8,809,536

DATA PROCESSING & OUTSOURCED SERVICES — 18.8%
Alliance Data Systems Corp. (a)(b)	638	179,438
Automatic Data Processing, Inc. (b)	2,184	173,148
Blackhawk Network Holdings, Inc. (a)	1,690	47,692
Blackhawk Network Holdings, Inc. (Class B) (a)	5,205	139,754
Broadridge Financial Solutions, Inc.	4,223	175,846
Cardtronics, Inc. (a)(b)	5,231	178,272
Computer Sciences Corp.	2,720	171,904
Convergys Corp. (b)	8,055	172,699
CoreLogic, Inc. (a)	5,771	175,208
CSG Systems International, Inc. (b)	6,737	175,903
DST Systems, Inc.	1,893	174,478
Euronet Worldwide, Inc. (a)	3,696	178,295
EVERTEC, Inc. (b)	7,072	171,425
ExlService Holdings, Inc. (a)(b)	6,029	177,554
Fidelity National Information Services, Inc.	3,197	175,004
Fiserv, Inc. (a)	2,873	173,299
FleetCor Technologies, Inc. (a)	1,301	171,472
Genpact, Ltd. (a)	10,108	177,193
Global Payments, Inc.	2,407	175,350
Heartland Payment Systems, Inc. (b)	4,058	167,230
Jack Henry & Associates, Inc.	2,915	173,238
Mastercard, Inc. (Class A)	2,267	166,556
MoneyGram International, Inc. (a)	12,483	183,875
NeuStar, Inc. (Class A) (a)(b)	7,064	183,805
Paychex, Inc.	4,188	174,053
Sykes Enterprises, Inc. (a)(b)	8,442	183,445
Syntel, Inc. (a)(b)	2,111	181,462
TeleTech Holdings, Inc. (a)(b)	6,305	182,782
The Western Union Co. (b)	10,698	185,503
Total System Services, Inc.	5,646	177,341
Vantiv, Inc. (a)	5,356	180,069
VeriFone Systems, Inc. (a)(b)	4,673	171,733
Visa, Inc. (Class A)	815	171,729
WEX, Inc. (a)(b)	1,719	180,443

		5,827,198

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.1%
CoStar Group, Inc. (a)(b)	1,068	168,925
Global Cash Access Holdings, Inc. (a)	18,813	167,436

		336,361

HOME ENTERTAINMENT SOFTWARE — 2.3%
Activision Blizzard, Inc.	8,040	179,292
Electronic Arts, Inc. (a)	4,824	173,037
Take-Two Interactive Software, Inc. (a)(b)	8,457	188,083
Zynga, Inc. (Class A) (a)	55,528	178,245

		718,657

INTERNET SOFTWARE & SERVICES — 27.1%
Akamai Technologies, Inc. (a)	2,926	178,662
Angie’s List, Inc. (a)(b)	13,871	165,620
AOL, Inc. (a)(b)	4,657	185,302
Bankrate, Inc. (a)(b)	10,031	175,944
Blucora, Inc. (a)(b)	9,079	171,321
comScore, Inc. (a)	4,904	173,994
Constant Contact, Inc. (a)	5,763	185,050
Conversant, Inc. (a)(b)	6,947	176,454
Cornerstone OnDemand, Inc. (a)(b)	4,193	192,962
Dealertrack Technologies, Inc. (a)(b)	4,195	190,201
Demandware, Inc. (a)(b)	2,717	188,478
Digital River, Inc. (a)	11,142	171,921
EarthLink Holdings Corp. (b)	46,650	173,538

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

eBay, Inc. (a)	3,510	$175,711
Envestnet, Inc. (a)(b)	3,670	179,536
Equinix, Inc. (a)(b)	835	175,425
Facebook, Inc. (Class A) (a)	2,683	180,539
Global Eagle Entertainment, Inc. (a)(b)	16,270	201,748
Google, Inc. (Class A) (a)	154	90,039
Google, Inc. (Class C) (a)(b)	154	88,593
IAC/InterActiveCorp.	2,507	173,560
j2 Global, Inc. (b)	3,497	177,857
LinkedIn Corp. (Class A) (a)	1,017	174,385
Liquidity Services, Inc. (a)(b)	10,950	172,572
LivePerson, Inc. (a)	18,731	190,120
LogMeIn, Inc. (a)	3,761	175,338
Marketo, Inc. (a)(b)	6,804	197,860
Monster Worldwide, Inc. (a)(b)	27,237	178,130
Move, Inc. (a)	12,456	184,224
NIC, Inc.	10,652	168,834
OpenTable, Inc. (a)(b)	1,648	170,733
Pandora Media, Inc. (a)(b)	6,366	187,797
Perficient, Inc. (a)	9,335	181,752
Rackspace Hosting, Inc. (a)	4,629	155,812
SciQuest, Inc. (a)(b)	10,308	182,349
Shutterstock, Inc. (a)(b)	2,177	180,647
SPS Commerce, Inc. (a)(b)	2,967	187,485
Stamps.com, Inc. (a)(b)	5,011	168,821
Textura Corp. (a)(b)	8,564	202,453
Trulia, Inc. (a)(b)	4,060	192,363
Twitter, Inc. (a)	4,665	191,125
VeriSign, Inc. (a)(b)	3,388	165,368
Web.com Group, Inc. (a)	5,106	147,410
WebMD Health Corp. (a)(b)	3,731	180,207
Xoom Corp. (a)(b)	6,784	178,826
Yahoo!, Inc. (a)	4,660	163,706
Yelp, Inc. (a)(b)	2,298	176,211
Zillow, Inc. (Class A) (a)(b)	1,400	200,102

		8,427,085

IT CONSULTING & OTHER SERVICES — 11.0%
Accenture PLC (Class A) (b)	2,081	168,228
Acxiom Corp. (a)	8,224	178,378
Booz Allen Hamilton Holding Corp. (b)	7,871	167,180
CACI International, Inc. (Class A) (a)(b)	2,391	167,872
Cognizant Technology Solutions Corp. (Class A) (a)	3,617	176,907
EnerNOC, Inc. (a)	9,601	181,939
EPAM Systems, Inc. (a)(b)	3,924	171,675
Forrester Research, Inc.	3,152	119,398
Gartner, Inc. (a)	2,456	173,197
iGate Corp. (a)(b)	5,166	187,991
International Business Machines Corp.	943	170,938
Leidos Holdings, Inc.	4,368	167,469
ManTech International Corp. (Class A) (b)	5,861	173,017
MAXIMUS, Inc.	4,045	174,016
Sapient Corp. (a)(b)	10,665	173,306
Science Applications International Corp.	3,866	170,723
Teradata Corp. (a)(b)	3,964	159,353
Unisys Corp. (a)(b)	7,101	175,679
Virtusa Corp. (a)(b)	4,985	178,463
Xerox Corp. (b)	13,651	169,818

		3,405,547

SYSTEMS SOFTWARE — 11.1%
CA, Inc.	5,948	170,946
CommVault Systems, Inc. (a)(b)	3,523	173,226
FireEye, Inc. (a)(b)	4,746	192,450
Fortinet, Inc. (a)	7,288	183,147
Imperva, Inc. (a)(b)	7,814	204,571
Infoblox, Inc. (a)(b)	12,695	166,939
MICROS Systems, Inc. (a)	3,083	209,336
Microsoft Corp.	4,175	174,097
NetSuite, Inc. (a)(b)	2,077	180,450
Oracle Corp.	4,085	165,565
Progress Software Corp. (a)	7,828	188,185
Proofpoint, Inc. (a)(b)	4,863	182,168
Qualys, Inc. (a)(b)	7,084	181,846
Red Hat, Inc. (a)	3,315	183,220
Rovi Corp. (a)	7,113	170,427
ServiceNow, Inc. (a)(b)	2,908	180,180
Symantec Corp.	7,933	181,666
Tableau Software, Inc. (Class A) (a)(b)	2,684	191,450
VMware, Inc. (Class A) (a)(b)	1,811	175,323

		3,455,192

TOTAL COMMON STOCKS —
(Cost $27,650,976)		30,979,576

SHORT TERM INVESTMENTS — 24.6%
MONEY MARKET FUNDS — 24.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,571,486	7,571,486
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	43,835	43,835

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,615,321)		7,615,321

TOTAL INVESTMENTS — 124.4% (f)
(Cost $35,266,297)		38,594,897
OTHER ASSETS & LIABILITIES — (24.4)%		(7,564,727)

NET ASSETS — 100.0%		$31,030,170

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 14.5%
8x8, Inc. (a)(b)	72,876	$588,838
Cogent Communications Holdings, Inc.	14,762	510,027
inContact, Inc. (a)(b)	13,037	119,810
Inteliquent, Inc.	20,026	277,761
Intelsat SA (a)(b)	10,405	196,030
Iridium Communications, Inc. (a)(b)	67,102	567,683
Level 3 Communications, Inc. (a)	11,719	514,581
tw telecom, Inc. (a)(b)	14,218	573,128
Vonage Holdings Corp. (a)(b)	98,029	367,609

		3,715,467

COMMUNICATIONS EQUIPMENT — 63.1%
ADTRAN, Inc. (b)	23,036	519,692
Arris Group, Inc. (a)	15,796	513,844
Aruba Networks, Inc. (a)(b)	29,266	512,740
Black Box Corp. (b)	3,229	75,688
Brocade Communications Systems, Inc.	55,557	511,124
CalAmp Corp. (a)(b)	26,483	573,622
Ciena Corp. (a)(b)	23,160	501,646
Cisco Systems, Inc.	20,919	519,837
CommScope Holding Co., Inc. (a)	22,349	516,932
Comtech Telecommunications Corp.	5,785	215,954
EchoStar Corp. (Class A) (a)(b)	9,934	525,906
Emulex Corp. (a)(b)	92,708	528,436
Extreme Networks, Inc. (a)	122,361	543,283
F5 Networks, Inc. (a)	4,602	512,847
Finisar Corp. (a)(b)	26,202	517,489
Harmonic, Inc. (a)(b)	28,848	215,206
Harris Corp. (b)	6,798	514,948
Infinera Corp. (a)(b)	56,595	520,674
InterDigital, Inc. (b)	11,467	548,123
Ixia (a)(b)	24,040	274,777
JDS Uniphase Corp. (a)(b)	44,582	555,938
Juniper Networks, Inc. (a)	21,014	515,684
Motorola Solutions, Inc.	7,738	515,119
Netgear, Inc. (a)	15,162	527,183
Palo Alto Networks, Inc. (a)(b)	6,558	549,888
Parkervision, Inc. (a)(b)	43,860	64,913
Plantronics, Inc. (b)	9,529	457,868
Polycom, Inc. (a)	39,563	495,724
QUALCOMM, Inc.	6,532	517,334
Riverbed Technology, Inc. (a)	25,466	525,364
Ruckus Wireless, Inc. (a)(b)	44,853	534,199
ShoreTel, Inc. (a)(b)	27,154	177,044
Sonus Networks, Inc. (a)(b)	133,762	480,206
Ubiquiti Networks, Inc. (a)(b)	12,270	554,481
ViaSat, Inc. (a)(b)	9,095	527,146

		16,160,859

INTEGRATED TELECOMMUNICATION SERVICES — 13.0%
AT&T, Inc. (b)	14,751	521,595
Atlantic Tele-Network, Inc. (b)	4,568	264,944
CenturyLink, Inc. (b)	13,983	506,185
Cincinnati Bell, Inc. (a)(b)	54,860	215,600
Consolidated Communications Holdings, Inc. (b)	10,936	243,217
Frontier Communications Corp. (b)	91,613	535,020
Verizon Communications, Inc. (b)	10,507	514,107
Windstream Holdings, Inc. (b)	52,724	525,131

		3,325,799

WIRELESS TELECOMMUNICATION SERVICES — 9.1%
SBA Communications Corp. (Class A) (a)(b)	5,263	538,405
Sprint Corp. (a)(b)	59,187	504,865
T-Mobile US, Inc. (a)	15,700	527,834
Telephone & Data Systems, Inc.	20,384	532,226
US Cellular Corp. (a)(b)	5,792	236,314

		2,339,644

TOTAL COMMON STOCKS —
(Cost $24,059,943)		25,541,769

SHORT TERM INVESTMENTS — 20.9%
MONEY MARKET FUNDS — 20.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,295,318	5,295,318
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	49,849	49,849

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,345,167)		5,345,167

TOTAL INVESTMENTS — 120.6% (f)
(Cost $29,405,110)		30,886,936
OTHER ASSETS & LIABILITIES — (20.6)%		(5,283,416)

NET ASSETS — 100.0%		$25,603,520

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 20.6%
Atlas Air Worldwide Holdings, Inc. (a)(b)	119,351	$4,398,084
C.H. Robinson Worldwide, Inc. (b)	86,939	5,545,839
Expeditors International of Washington, Inc. (b)	120,916	5,339,651
FedEx Corp.	38,465	5,822,832
Forward Air Corp. (b)	54,933	2,628,544
HUB Group, Inc. (Class A) (a)(b)	111,965	5,643,036
United Parcel Service, Inc. (Class B) (b)	53,394	5,481,428
UTI Worldwide, Inc. (b)	551,836	5,705,984
XPO Logistics, Inc. (a)(b)	196,758	5,631,214

		46,196,612

AIRLINES — 23.9%
Alaska Air Group, Inc.	56,773	5,396,274
Allegiant Travel Co. (b)	46,423	5,467,237
American Airlines Group, Inc. (a)	133,559	5,737,695
Delta Air Lines, Inc.	137,442	5,321,754
Hawaiian Holdings, Inc. (a)(b)	374,448	5,133,682
JetBlue Airways Corp. (a)(b)	527,053	5,718,525
Republic Airways Holdings, Inc. (a)(b)	252,177	2,733,599
SkyWest, Inc. (b)	151,479	1,851,073
Southwest Airlines Co.	205,042	5,507,428
Spirit Airlines, Inc. (a)(b)	87,773	5,550,764
United Continental Holdings, Inc. (a)	126,006	5,175,066

		53,593,097

AIRPORT SERVICES — 1.4%
Wesco Aircraft Holdings, Inc. (a)(b)	158,760	3,168,850

MARINE — 4.4%
Kirby Corp. (a)(b)	47,467	5,560,284
Matson, Inc.	163,394	4,385,495

		9,945,779

RAILROADS — 12.2%
CSX Corp. (b)	177,671	5,474,044
Genesee & Wyoming, Inc. (Class A) (a)(b)	53,178	5,583,690
Kansas City Southern (b)	51,622	5,549,881
Norfolk Southern Corp.	53,257	5,487,069
Union Pacific Corp.	53,534	5,340,016

		27,434,700

TRUCKING — 37.5%
AMERCO, Inc. (b)	16,525	4,804,809
ArcBest Corp.	117,727	5,122,302
Avis Budget Group, Inc. (a)(b)	95,121	5,677,772
Celadon Group, Inc. (b)	55,579	1,184,944
Con-way, Inc. (b)	112,286	5,660,337
Heartland Express, Inc. (b)	221,191	4,720,216
Hertz Global Holdings, Inc. (a)	203,787	5,712,150
J.B. Hunt Transport Services, Inc. (b)	71,453	5,271,802
Knight Transportation, Inc. (b)	225,689	5,364,628
Landstar System, Inc. (b)	84,417	5,402,688
Marten Transport, Ltd. (b)	49,246	1,100,648
Old Dominion Freight Line, Inc. (a)(b)	85,192	5,425,027
Roadrunner Transportation Systems, Inc. (a)(b)	93,004	2,613,412
Ryder Systems, Inc.	62,187	5,478,053
Saia, Inc. (a)(b)	89,581	3,935,293
Swift Transportation Co. (a)(b)	212,914	5,371,820
Werner Enterprises, Inc. (b)	202,183	5,359,871
YRC Worldwide, Inc. (a)(b)	219,960	6,183,076

		84,388,848

TOTAL COMMON STOCKS —
(Cost $195,474,941)		224,727,886

SHORT TERM INVESTMENTS — 24.0%
MONEY MARKET FUNDS — 24.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	53,907,835	53,907,835
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	136,686	136,686

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,044,521)		54,044,521

TOTAL INVESTMENTS — 124.0% (f)
(Cost $249,519,462)		278,772,407
OTHER ASSETS & LIABILITIES — (24.0)%		(53,907,065)

NET ASSETS — 100.0%		$224,865,342

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	55	$1,516
Aerovironment, Inc. (a)	6	191
Alliant Techsystems, Inc.	11	1,473
American Science & Engineering, Inc.	2	139
BE Aerospace, Inc. (a)	19	1,757
Cubic Corp.	10	445
Curtiss-Wright Corp.	22	1,442
Engility Holdings, Inc. (a)(b)	24	918
Esterline Technologies Corp. (a)(b)	14	1,612
Exelis, Inc.	97	1,647
GenCorp, Inc. (a)(b)	32	611
General Dynamics Corp. (b)	150	17,483
Honeywell International, Inc. (b)	209	19,427
Huntington Ingalls Industries, Inc.	15	1,419
L-3 Communications Holdings, Inc.	64	7,728
Lockheed Martin Corp.	130	20,895
Moog, Inc. (Class A) (a)(b)	22	1,604
National Presto Industries, Inc. (b)	4	291
Northrop Grumman Corp.	112	13,399
Orbital Sciences Corp. (a)	32	946
Precision Castparts Corp.	25	6,310
Raytheon Co.	145	13,376
Rockwell Collins, Inc.	36	2,813
Teledyne Technologies, Inc. (a)	14	1,360
Textron, Inc.	108	4,135
The Boeing Co. (b)	200	25,446
Triumph Group, Inc.	18	1,257
United Technologies Corp.	263	30,363

		180,003

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)(b)	26	958
C.H. Robinson Worldwide, Inc. (b)	77	4,912
Expeditors International of Washington, Inc.	44	1,943
FedEx Corp.	128	19,377
Forward Air Corp.	6	287
HUB Group, Inc. (Class A) (a)	14	705
United Parcel Service, Inc. (Class B)	329	33,775
UTI Worldwide, Inc. (a)(b)	50	517

		62,474

AIRLINES — 0.4%
Alaska Air Group, Inc.	29	2,756
Allegiant Travel Co. (b)	6	707
Delta Air Lines, Inc. (b)	439	16,998
JetBlue Airways Corp. (a)(b)	248	2,691
SkyWest, Inc. (b)	56	684
Southwest Airlines Co.	217	5,829

		29,665

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (b)	52	3,390
Delphi Automotive PLC	76	5,224
Drew Industries, Inc.	8	400
Gentex Corp.	32	931
Johnson Controls, Inc.	307	15,329
Spartan Motors, Inc. (b)	22	100
Standard Motor Products, Inc. (b)	14	625
Superior Industries International, Inc. (b)	16	330
The Goodyear Tire & Rubber Co. (b)	205	5,695

		32,024

AUTOMOBILES — 1.9%
Ford Motor Co. (b)	5,205	89,734
General Motors Co.	1,720	62,436
Harley-Davidson, Inc. (b)	47	3,283
Thor Industries, Inc.	24	1,365
Winnebago Industries, Inc. (a)	10	252

		157,070

BANKS — 8.2%
Associated Banc-Corp.	82	1,483
BancorpSouth, Inc. (b)	60	1,474
Bank of America Corp.	7,865	120,885
Bank of Hawaii Corp.	20	1,174
Bank of the Ozarks, Inc. (b)	16	535
BB&T Corp.	367	14,471
BBCN Bancorp, Inc.	18	287
Boston Private Financial Holdings, Inc.	26	349
Cathay General Bancorp (b)	26	665
Citigroup, Inc.	2,249	105,928
City Holding Co. (b)	8	361
City National Corp.	20	1,515
Columbia Banking System, Inc.	12	316
Comerica, Inc.	65	3,260
Commerce Bancshares, Inc.	33	1,535
Community Bank System, Inc.	16	579
Cullen/Frost Bankers, Inc. (b)	28	2,224
CVB Financial Corp. (b)	42	673
East West Bancorp, Inc.	44	1,540
F.N.B. Corp. (b)	76	974
Fifth Third Bancorp	440	9,394
First BanCorp- Puerto Rico (a)	76	413
First Commonwealth Financial Corp. (b)	56	516
First Financial Bancorp (b)	32	551
First Financial Bankshares, Inc. (b)	20	627
First Horizon National Corp. (b)	134	1,589
First Midwest Bancorp, Inc.	34	579
First Niagara Financial Group, Inc.	225	1,967
FirstMerit Corp.	88	1,738
Fulton Financial Corp.	88	1,090
Glacier Bancorp, Inc. (b)	34	965
Hancock Holding Co.	22	777
Hanmi Financial Corp. (b)	16	337
Home Bancshares, Inc.	16	525
Huntington Bancshares, Inc.	462	4,407
Independent Bank Corp.-Massachusetts (b)	8	307
International Bancshares Corp.	36	972
JPMorgan Chase & Co.	2,805	161,624
KeyCorp (b)	427	6,119
M&T Bank Corp. (b)	65	8,063
MB Financial, Inc. (b)	23	622
National Penn Bancshares, Inc. (b)	54	571
NBT Bancorp, Inc. (b)	18	432
Old National Bancorp	42	600

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

PacWest Bancorp	40	$1,727
Pinnacle Financial Partners, Inc.	16	632
PNC Financial Services Group, Inc. (b)	276	24,578
PrivateBancorp, Inc.	28	814
Prosperity Bancshares, Inc.	16	1,002
Regions Financial Corp.	729	7,742
S&T Bancorp, Inc.	16	398
Signature Bank (a)	12	1,514
Simmons First National Corp.	8	315
SunTrust Banks, Inc. (b)	275	11,017
Susquehanna Bancshares, Inc.	82	866
SVB Financial Group (a)	14	1,633
Synovus Financial Corp.	71	1,731
TCF Financial Corp.	96	1,572
Texas Capital Bancshares, Inc. (a)(b)	10	540
Tompkins Financial Corp. (b)	8	385
Trustmark Corp. (b)	30	741
U.S. Bancorp (b)	650	28,158
UMB Financial Corp. (b)	16	1,014
Umpqua Holdings Corp.	50	896
United Bankshares, Inc. (b)	22	711
Valley National Bancorp (b)	106	1,050
ViewPoint Financial Group	10	269
Webster Financial Corp. (b)	34	1,072
Wells Fargo & Co. (b)	2,460	129,298
Westamerica Bancorporation (b)	10	523
Wilshire Bancorp, Inc. (b)	30	308
Wintrust Financial Corp. (b)	16	736
Zions Bancorporation (b)	108	3,183

		689,438

BEVERAGES — 1.2%
Boston Beer Co., Inc. (Class A) (a)(b)	2	447
Brown-Forman Corp. (Class B)	31	2,919
Coca-Cola Enterprises, Inc.	81	3,870
Constellation Brands, Inc. (Class A) (a)(b)	47	4,142
Dr. Pepper Snapple Group, Inc.	84	4,921
Molson Coors Brewing Co. (Class B)	92	6,823
Monster Beverage Corp. (a)(b)	24	1,705
PepsiCo, Inc.	335	29,929
The Coca-Cola Co. (b)	1,170	49,561

		104,317

BIOTECHNOLOGY — 0.9%
Alexion Pharmaceuticals, Inc. (a)(b)	24	3,750
Amgen, Inc.	166	19,649
Biogen Idec, Inc. (a)	24	7,567
Celgene Corp. (a)	142	12,195
Cubist Pharmaceuticals, Inc. (a)	16	1,117
Emergent Biosolutions, Inc. (a)(b)	14	314
Gilead Sciences, Inc. (a)(b)	259	21,474
Momenta Pharmaceuticals, Inc. (a)(b)	20	242
Regeneron Pharmaceuticals, Inc. (a)(b)	10	2,825
United Therapeutics Corp. (a)	14	1,239
Vertex Pharmaceuticals, Inc. (a)(b)	34	3,219

		73,591

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp. (b)	16	793
AAON, Inc.	9	302
Allegion PLC (b)	34	1,927
Apogee Enterprises, Inc. (b)	18	627
Fortune Brands Home & Security, Inc.	36	1,438
Gibraltar Industries, Inc. (a)(b)	16	248
Griffon Corp. (b)	34	422
Lennox International, Inc. (b)	9	806
Masco Corp. (b)	79	1,754
Quanex Building Products Corp. (b)	14	250
Simpson Manufacturing Co., Inc.	14	509
Universal Forest Products, Inc. (b)	12	579

		9,655

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)	10	2,054
Ameriprise Financial, Inc.	60	7,200
BlackRock, Inc.	60	19,176
Calamos Asset Management, Inc. (Class A) (b)	22	295
E*TRADE Financial Corp. (a)	133	2,827
Eaton Vance Corp. (b)	32	1,209
Federated Investors, Inc. (Class B) (b)	44	1,360
Financial Engines, Inc. (b)	6	272
Franklin Resources, Inc.	187	10,816
Greenhill & Co., Inc. (b)	10	492
Invesco, Ltd.	123	4,643
Investment Technology Group, Inc. (a)(b)	28	473
Janus Capital Group, Inc. (b)	82	1,023
Legg Mason, Inc. (b)	61	3,130
Morgan Stanley	1,851	59,843
Northern Trust Corp.	70	4,495
Piper Jaffray Co., Inc. (a)(b)	18	932
Raymond James Financial, Inc.	46	2,334
SEI Investments Co.	44	1,442
State Street Corp. (b)(c)	118	7,937
Stifel Financial Corp. (a)(b)	16	758
SWS Group, Inc. (a)	30	218
T. Rowe Price Group, Inc.	58	4,896
The Bank of New York Mellon Corp. (b)	525	19,677
The Charles Schwab Corp.	204	5,494
The Goldman Sachs Group, Inc. (b)	278	46,548
Virtus Investment Partners, Inc. (a)	2	423
Waddell & Reed Financial, Inc. (Class A)	14	876

		210,843

CHEMICALS — 1.9%
A. Schulman, Inc. (b)	18	697
Air Products & Chemicals, Inc.	66	8,489
Airgas, Inc. (b)	14	1,525
Albemarle Corp. (b)	24	1,716
American Vanguard Corp. (b)	6	79
Ashland, Inc. (b)	40	4,350
Balchem Corp.	4	214
Cabot Corp.	31	1,798
Calgon Carbon Corp. (a)	18	402
CF Industries Holdings, Inc. (b)	22	5,292
Cytec Industries, Inc.	8	843
E. I. du Pont de Nemours & Co. (b)	286	18,716

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Eastman Chemical Co.	40	$3,494
Ecolab, Inc.	49	5,456
FMC Corp. (b)	28	1,993
H.B. Fuller Co. (b)	16	770
Hawkins, Inc.	4	149
International Flavors & Fragrances, Inc.	14	1,460
Intrepid Potash, Inc. (a)(b)	22	369
Koppers Holdings, Inc.	10	383
Kraton Performance Polymers, Inc. (a)	18	403
LSB Industries, Inc. (a)	8	333
LyondellBasell Industries NV	222	21,678
Minerals Technologies, Inc.	12	787
Monsanto Co.	91	11,351
NewMarket Corp.	4	1,568
Olin Corp. (b)	44	1,184
OM Group, Inc. (b)	50	1,621
PolyOne Corp. (b)	23	969
PPG Industries, Inc. (b)	44	9,247
Praxair, Inc.	75	9,963
Quaker Chemical Corp. (b)	6	461
Rayonier Advanced Materials, Inc. (a)	19	749
RPM International, Inc.	58	2,678
Sensient Technologies Corp.	20	1,114
Sigma-Aldrich Corp. (b)	24	2,436
Stepan Co.	8	423
The Dow Chemical Co.	375	19,297
The Mosaic Co.	187	9,247
The Scotts Miracle-Gro Co. (Class A)	18	1,023
The Sherwin-Williams Co.	18	3,724
Tredegar Corp.	14	328
Valspar Corp.	24	1,829
Zep, Inc. (b)	10	177

		160,785

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc. (b)	70	1,889
Brady Corp. (Class A)	20	597
Cintas Corp. (b)	48	3,050
Civeo Corp. (a)	40	1,001
Clean Harbors, Inc. (a)(b)	12	771
Copart, Inc. (a)	34	1,223
Deluxe Corp.	16	937
G & K Services, Inc. (Class A)	10	521
Healthcare Services Group, Inc. (b)	18	530
Herman Miller, Inc.	20	605
HNI Corp. (b)	22	860
Interface, Inc.	18	339
Iron Mountain, Inc. (b)	52	1,843
Mobile Mini, Inc.	16	766
MSA Safety, Inc. (b)	12	690
Pitney Bowes, Inc.	134	3,701
R.R. Donnelley & Sons Co. (b)	267	4,528
Republic Services, Inc. (b)	200	7,594
Rollins, Inc.	28	840
Stericycle, Inc. (a)	18	2,132
Tetra Tech, Inc.	26	715
The ADT Corp. (b)	94	3,284
The Brink’s Co.	52	1,468
Tyco International, Ltd.	164	7,478
UniFirst Corp.	8	848
United Stationers, Inc. (b)	30	1,244
Viad Corp.	12	286
Waste Connections, Inc.	32	1,554
Waste Management, Inc. (b)	234	10,467

		61,761

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc. (b)	16	361
Arris Group, Inc. (a)	50	1,626
Bel Fuse, Inc. (Class B) (b)	6	154
Black Box Corp. (b)	12	281
Ciena Corp. (a)(b)	22	477
Cisco Systems, Inc.	2,382	59,193
Comtech Telecommunications Corp.	10	373
Digi International, Inc. (a)(b)	12	113
F5 Networks, Inc. (a)(b)	12	1,337
Harmonic, Inc. (a)	42	313
Harris Corp. (b)	33	2,500
InterDigital, Inc.	19	908
JDS Uniphase Corp. (a)	60	748
Juniper Networks, Inc. (a)	174	4,270
Motorola Solutions, Inc. (b)	71	4,726
Netgear, Inc. (a)	12	417
Oplink Communications, Inc. (a)(b)	8	136
Plantronics, Inc. (b)	10	481
Polycom, Inc. (a)	50	627
QUALCOMM, Inc.	372	29,462
Riverbed Technology, Inc. (a)	25	516
ViaSat, Inc. (a)	10	580

		109,599

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	49	1,578
Aegion Corp. (a)(b)	18	419
Comfort Systems USA, Inc.	28	442
Dycom Industries, Inc. (a)(b)	14	438
EMCOR Group, Inc.	27	1,202
Fluor Corp.	80	6,152
Granite Construction, Inc. (b)	20	720
Jacobs Engineering Group, Inc. (a)(b)	70	3,730
KBR, Inc.	110	2,624
Orion Marine Group, Inc. (a)(b)	16	173
Quanta Services, Inc. (a)	88	3,043
URS Corp. (b)	95	4,356

		24,877

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	943
Headwaters, Inc. (a)	40	556
Martin Marietta Materials, Inc.	14	1,849
Texas Industries, Inc. (a)	6	554
Vulcan Materials Co.	27	1,721

		5,623

CONSUMER FINANCE — 0.9%
American Express Co.	268	25,425
Capital One Financial Corp.	378	31,223
Cash America International, Inc.	37	1,644
Discover Financial Services	129	7,995
Encore Capital Group, Inc. (a)(b)	12	545
Ezcorp, Inc. (Class A) (a)(b)	18	208

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

First Cash Financial Services, Inc. (a)(b)	4	$230
Navient Corp.	244	4,321
Portfolio Recovery Associates, Inc. (a)(b)	18	1,072
SLM Corp.	244	2,028
World Acceptance Corp. (a)(b)	8	608

		75,299

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (b)	20	1,340
Avery Dennison Corp.	54	2,768
Ball Corp. (b)	54	3,385
Bemis Co., Inc.	56	2,277
Greif, Inc. (Class A) (b)	32	1,746
MeadWestvaco Corp. (b)	84	3,718
Myers Industries, Inc. (b)	14	281
Owens-Illinois, Inc. (a)	88	3,048
Packaging Corp. of America (b)	26	1,859
Rock-Tenn Co. (Class A)	34	3,590
Sealed Air Corp.	61	2,084
Silgan Holdings, Inc.	24	1,220
Sonoco Products Co.	54	2,372

		29,688

DISTRIBUTORS — 0.1%
Genuine Parts Co.	71	6,234
LKQ Corp. (a)(b)	60	1,601
Pool Corp.	14	792
VOXX International Corp. (a)(b)	20	188

		8,815

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)	4	138
Apollo Education Group, Inc. (a)	74	2,313
Capella Education Co.	6	326
Career Education Corp. (a)(b)	56	262
DeVry Education Group, Inc.	32	1,355
Graham Holdings Co. (Class B)	3	2,154
H&R Block, Inc.	71	2,380
ITT Educational Services, Inc. (a)(b)	12	200
Matthews International Corp. (Class A) (b)	12	499
Regis Corp. (b)	38	535
Service Corp. International (b)	46	953
Sotheby’s	16	672
Strayer Education, Inc. (a)	6	315
Universal Technical Institute, Inc. (b)	10	121

		12,223

DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. (Class B) (a)	1,188	150,353
CBOE Holdings, Inc.	14	689
CME Group, Inc.	146	10,359
Interactive Brokers Group, Inc. (Class A)	44	1,025
Intercontinental Exchange, Inc.	12	2,267
Leucadia National Corp.	162	4,248
McGraw Hill Financial, Inc.	66	5,480
Moody’s Corp.	33	2,893
MSCI, Inc. (Class A) (a)	18	825
The NASDAQ OMX Group, Inc. (b)	62	2,394

		180,533

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc. (b)	3,856	136,348
Atlantic Tele-Network, Inc.	10	580
Cbeyond, Inc. (a)	20	199
CenturyLink, Inc. (b)	763	27,621
Cincinnati Bell, Inc. (a)(b)	128	503
Frontier Communications Corp. (b)	1,367	7,983
General Communication, Inc. (Class A) (a)	36	399
Lumos Networks Corp.	4	58
tw telecom, Inc. (a)(b)	50	2,015
Verizon Communications, Inc.	1,988	97,273
Windstream Holdings, Inc.	809	8,058

		281,037

ELECTRIC UTILITIES — 2.5%
ALLETE, Inc. (b)	20	1,027
American Electric Power Co., Inc.	322	17,958
Cleco Corp.	26	1,533
Duke Energy Corp.	365	27,079
Edison International	176	10,227
El Paso Electric Co.	18	724
Entergy Corp. (b)	244	20,030
Exelon Corp. (b)	635	23,165
FirstEnergy Corp.	553	19,200
Great Plains Energy, Inc.	100	2,687
Hawaiian Electric Industries, Inc. (b)	58	1,469
IDACORP, Inc. (b)	28	1,619
NextEra Energy, Inc.	155	15,884
Northeast Utilities	146	6,902
OGE Energy Corp.	88	3,439
Pepco Holdings, Inc.	209	5,743
Pinnacle West Capital Corp. (b)	82	4,743
PNM Resources, Inc. (b)	58	1,701
PPL Corp.	416	14,781
Southern Co. (b)	453	20,557
UIL Holdings Corp. (b)	24	929
UNS Energy Corp.	30	1,812
Westar Energy, Inc. (b)	56	2,139
Xcel Energy, Inc. (b)	256	8,251

		213,599

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	10	1,383
AMETEK, Inc. (b)	30	1,568
AZZ, Inc. (b)	8	369
Eaton Corp. PLC	148	11,423
Emerson Electric Co.	219	14,533
Encore Wire Corp. (b)	8	392
EnerSys (b)	22	1,513
Franklin Electric Co., Inc. (b)	16	645
General Cable Corp. (b)	54	1,386
Hubbell, Inc. (Class B)	18	2,217
Powell Industries, Inc.	6	392
Regal-Beloit Corp.	16	1,257
Rockwell Automation, Inc.	36	4,506
Vicor Corp. (a)	22	184

		41,768

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)(b)	10	$141
Amphenol Corp. (Class A)	19	1,830
Anixter International, Inc. (b)	16	1,601
Arrow Electronics, Inc. (a)	145	8,759
Avnet, Inc.	188	8,330
Badger Meter, Inc. (b)	4	211
Belden, Inc.	16	1,251
Benchmark Electronics, Inc. (a)	40	1,019
Checkpoint Systems, Inc. (a)(b)	26	364
Cognex Corp. (a)	12	461
Corning, Inc.	719	15,782
CTS Corp. (b)	16	299
Daktronics, Inc. (b)	20	238
DTS, Inc. (a)	4	74
Electro Scientific Industries, Inc. (b)	8	55
FARO Technologies, Inc. (a)	2	98
FEI Co. (b)	10	907
FLIR Systems, Inc.	38	1,320
II-VI, Inc. (a)(b)	16	231
Ingram Micro, Inc. (Class A) (a)	209	6,105
Insight Enterprises, Inc. (a)	48	1,476
Itron, Inc. (a)(b)	18	730
Jabil Circuit, Inc.	252	5,267
Knowles Corp. (a)	33	1,014
Littelfuse, Inc.	6	558
Measurement Specialties, Inc. (a)	6	516
Mercury Computer Systems, Inc. (a)(b)	12	136
Methode Electronics, Inc. (Class A)	18	688
Mettler-Toledo International, Inc. (a)(b)	6	1,519
MTS Systems Corp. (b)	4	271
National Instruments Corp. (b)	24	777
Newport Corp. (a)(b)	16	296
OSI Systems, Inc. (a)	6	401
Park Electrochemical Corp. (b)	6	169
Plexus Corp. (a)	18	779
Rofin-Sinar Technologies, Inc. (a)(b)	12	289
Rogers Corp. (a)	6	398
Sanmina Corp. (a)	109	2,483
Scansource, Inc. (a)	16	609
SYNNEX Corp. (a)(b)	28	2,040
TE Connectivity, Ltd.	128	7,916
Tech Data Corp. (a)	42	2,626
Trimble Navigation, Ltd. (a)	52	1,921
TTM Technologies, Inc. (a)(b)	38	312
Vishay Intertechnology, Inc. (b)	96	1,487
Zebra Technologies Corp. (Class A) (a)(b)	16	1,317

		85,071

ENERGY EQUIPMENT & SERVICES — 1.9%
Atwood Oceanics, Inc. (a)(b)	26	1,365
Baker Hughes, Inc.	156	11,614
Basic Energy Services, Inc. (a)	20	584
Bristow Group, Inc. (b)	14	1,129
C&J Energy Services, Inc. (a)(b)	37	1,250
Cameron International Corp. (a)(b)	55	3,724
CARBO Ceramics, Inc. (b)	4	617
Diamond Offshore Drilling, Inc. (b)	92	4,566
Dresser-Rand Group, Inc. (a)	24	1,530
Dril-Quip, Inc. (a)(b)	10	1,092
Ensco PLC (Class A) (b)	174	9,669
Era Group, Inc. (a)(b)	12	344
Exterran Holdings, Inc. (b)	41	1,845
FMC Technologies, Inc. (a)	48	2,931
Geospace Technologies Corp. (a)(b)	2	110
Gulf Island Fabrication, Inc. (b)	6	129
Halliburton Co.	227	16,119
Helix Energy Solutions Group, Inc. (a)(b)	52	1,368
Helmerich & Payne, Inc. (b)	36	4,180
Hornbeck Offshore Services, Inc. (a)(b)	10	469
ION Geophysical Corp. (a)(b)	46	194
Matrix Service Co. (a)	14	459
Nabors Industries, Ltd.	194	5,698
National Oilwell Varco, Inc.	153	12,600
Newpark Resources, Inc. (a)	100	1,246
Noble Corp. PLC	168	5,638
Oceaneering International, Inc.	22	1,719
Oil States International, Inc. (a)(b)	20	1,282
Patterson-UTI Energy, Inc.	67	2,341
Pioneer Energy Services Corp. (a)	36	631
Rowan Cos. PLC	54	1,724
Schlumberger, Ltd. (b)	332	39,159
SEACOR Holdings, Inc. (a)(b)	12	987
Superior Energy Services, Inc.	92	3,325
Tetra Technologies, Inc. (a)(b)	42	495
Tidewater, Inc. (b)	22	1,235
Transocean, Ltd. (b)	251	11,303
Unit Corp. (a)	32	2,203

		156,874

FOOD & STAPLES RETAILING — 3.9%
Casey’s General Stores, Inc. (b)	20	1,406
Costco Wholesale Corp.	211	24,299
CVS Caremark Corp.	567	42,735
Safeway, Inc. (b)	328	11,264
SpartanNash Co. (b)	40	840
SUPERVALU, Inc. (a)(b)	232	1,907
Sysco Corp. (b)	386	14,456
The Andersons, Inc. (b)	26	1,341
The Kroger Co. (b)	682	33,711
United Natural Foods, Inc. (a)	20	1,302
Wal-Mart Stores, Inc.	2,135	160,274
Walgreen Co.	404	29,949
Whole Foods Market, Inc.	59	2,279

		325,763

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	488	21,526
B&G Foods, Inc. (b)	18	588
Cal-Maine Foods, Inc.	16	1,189
Calavo Growers, Inc.	4	135
Campbell Soup Co. (b)	133	6,093
ConAgra Foods, Inc.	216	6,411
Darling Ingredients, Inc. (a)	38	794
Dean Foods Co. (b)	78	1,372
Diamond Foods, Inc. (a)	10	282
Flowers Foods, Inc. (b)	45	949

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

General Mills, Inc.	201	$10,560
Hain Celestial Group, Inc. (a)(b)	12	1,065
Hillshire Brands Co.	104	6,479
Hormel Foods Corp.	71	3,504
Ingredion, Inc.	30	2,251
J&J Snack Foods Corp.	6	565
Kellogg Co.	134	8,804
Keurig Green Mountain, Inc. (b)	26	3,240
Kraft Foods Group, Inc.	186	11,151
Lancaster Colony Corp. (b)	8	761
McCormick & Co., Inc. (b)	27	1,933
Mead Johnson Nutrition Co.	35	3,261
Mondelez International, Inc. (Class A)	879	33,059
Post Holdings, Inc. (a)(b)	10	509
Sanderson Farms, Inc. (b)	10	972
Seneca Foods Corp. (Class A) (a)	8	245
Snyders-Lance, Inc. (b)	20	529
The Hershey Co.	35	3,408
The J.M. Smucker Co.	48	5,115
Tootsie Roll Industries, Inc. (b)	14	412
TreeHouse Foods, Inc. (a)	14	1,121
Tyson Foods, Inc. (Class A)	200	7,508
WhiteWave Foods Co. (Class A) (a)	32	1,036

		146,827

GAS UTILITIES — 0.3%
AGL Resources, Inc.	69	3,797
Atmos Energy Corp.	66	3,524
National Fuel Gas Co. (b)	36	2,819
New Jersey Resources Corp. (b)	22	1,257
Northwest Natural Gas Co. (b)	14	660
ONE Gas, Inc. (b)	20	755
Piedmont Natural Gas Co., Inc.	34	1,272
Questar Corp.	71	1,761
South Jersey Industries, Inc. (b)	12	725
Southwest Gas Corp.	24	1,267
The Laclede Group, Inc.	16	777
UGI Corp.	82	4,141
WGL Holdings, Inc. (b)	30	1,293

		24,048

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abaxis, Inc. (b)	4	177
Abbott Laboratories	797	32,597
Align Technology, Inc. (a)	16	897
Analogic Corp. (b)	4	313
Baxter International, Inc.	170	12,291
Becton, Dickinson and Co. (b)	54	6,388
Boston Scientific Corp. (a)	354	4,521
C.R. Bard, Inc. (b)	20	2,860
Cantel Medical Corp.	9	330
CareFusion Corp. (a)	74	3,282
CONMED Corp.	12	530
Covidien PLC	111	10,010
CryoLife, Inc.	12	107
Cyberonics, Inc. (a)(b)	6	375
DENTSPLY International, Inc.	36	1,705
Edwards Lifesciences Corp. (a)	24	2,060
Greatbatch, Inc. (a)	12	589
Haemonetics Corp. (a)(b)	16	564
Hill-Rom Holdings, Inc.	22	913
Hologic, Inc. (a)	76	1,927
ICU Medical, Inc. (a)	4	243
IDEXX Laboratories, Inc. (a)	12	1,603
Integra LifeSciences Holdings Corp. (a)(b)	10	471
Intuitive Surgical, Inc. (a)(b)	6	2,471
Invacare Corp.	32	588
Masimo Corp. (a)	8	189
Medtronic, Inc. (b)	274	17,470
Meridian Bioscience, Inc. (b)	12	248
Merit Medical Systems, Inc. (a)	14	211
Natus Medical, Inc. (a)	10	251
Neogen Corp. (a)	6	243
NuVasive, Inc. (a)(b)	16	569
ResMed, Inc. (b)	18	911
Sirona Dental Systems, Inc. (a)(b)	14	1,154
St. Jude Medical, Inc. (b)	72	4,986
STERIS Corp. (b)	22	1,176
Stryker Corp. (b)	80	6,746
SurModics, Inc. (a)(b)	4	86
Symmetry Medical, Inc. (a)(b)	24	213
Teleflex, Inc. (b)	10	1,056
The Cooper Cos., Inc.	10	1,355
Thoratec Corp. (a)	14	488
Varian Medical Systems, Inc. (a)	28	2,328
West Pharmaceutical Services, Inc.	24	1,012
Zimmer Holdings, Inc. (b)	40	4,154

		132,658

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc. (b)	187	15,162
Air Methods Corp. (a)(b)	12	620
Almost Family, Inc. (a)(b)	6	132
Amedisys, Inc. (a)(b)	34	569
AmerisourceBergen Corp. (b)	300	21,798
AMN Healthcare Services, Inc. (a)(b)	30	369
AmSurg Corp. (a)	18	820
Bio-Reference Laboratories, Inc. (a)(b)	8	242
Cardinal Health, Inc. (b)	453	31,058
Centene Corp. (a)	38	2,873
Chemed Corp. (b)	8	750
CIGNA Corp. (b)	98	9,013
Community Health Systems, Inc. (a)(b)	135	6,125
Corvel Corp. (a)(b)	8	361
Cross Country Healthcare, Inc. (a)(b)	34	222
DaVita HealthCare Partners, Inc. (a)(b)	60	4,339
Express Scripts Holding Co. (a)	359	24,889
Gentiva Health Services, Inc. (a)	30	452
Hanger, Inc. (a)(b)	16	503
Health Net, Inc. (a)	109	4,528
Healthways, Inc. (a)	36	631
Henry Schein, Inc. (a)	27	3,204
HMS Holdings Corp. (a)(b)	14	286
Humana, Inc. (b)	115	14,688
IPC The Hospitalist Co. (a)(b)	6	265
Kindred Healthcare, Inc.	58	1,340
Laboratory Corp. of America Holdings (a)	34	3,482
Landauer, Inc. (b)	4	168

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

LHC Group, Inc. (a)(b)	12	$256
LifePoint Hospitals, Inc. (a)	36	2,236
Magellan Health, Inc. (a)(b)	20	1,245
McKesson Corp.	152	28,304
MEDNAX, Inc. (a)	32	1,861
Molina Healthcare, Inc. (a)(b)	32	1,428
MWI Veterinary Supply, Inc. (a)(b)	4	568
Omnicare, Inc. (b)	31	2,064
Owens & Minor, Inc. (b)	87	2,956
Patterson Cos., Inc. (b)	38	1,501
PharMerica Corp. (a)	32	915
Quest Diagnostics, Inc. (b)	75	4,402
Tenet Healthcare Corp. (a)(b)	56	2,629
The Ensign Group, Inc. (b)	10	311
UnitedHealth Group, Inc.	511	41,774
Universal Health Services, Inc. (Class B)	42	4,022
VCA, Inc. (a)(b)	34	1,193
WellCare Health Plans, Inc. (a)	33	2,464
WellPoint, Inc.	373	40,138

		289,156

HEALTH CARE TECHNOLOGY — 0.0% (d)
Allscripts Healthcare Solutions, Inc. (a)(b)	44	706
Cerner Corp. (a)	46	2,373
Computer Programs and Systems, Inc.	2	127
Medidata Solutions, Inc. (a)(b)	8	343
Omnicell, Inc. (a)(b)	10	287

		3,836

HOTELS, RESTAURANTS & LEISURE — 1.3%
Bally Technologies, Inc. (a)(b)	12	789
BJ’s Restaurants, Inc. (a)(b)	6	209
Bob Evans Farms, Inc. (b)	16	801
Boyd Gaming Corp. (a)(b)	62	752
Brinker International, Inc. (b)	36	1,751
Buffalo Wild Wings, Inc. (a)(b)	4	663
Carnival Corp. (b)	578	21,762
Chipotle Mexican Grill, Inc. (a)(b)	3	1,777
Cracker Barrel Old Country Store, Inc. (b)	12	1,195
Darden Restaurants, Inc. (b)	87	4,025
DineEquity, Inc.	6	477
International Game Technology	88	1,400
International Speedway Corp. (Class A) (b)	18	599
Interval Leisure Group, Inc. (b)	16	351
Jack in the Box, Inc.	26	1,556
Life Time Fitness, Inc. (a)(b)	14	682
Marcus Corp. (b)	22	401
Marriott International, Inc. (Class A) (b)	60	3,846
Marriott Vacations Worldwide Corp. (a)	20	1,173
McDonald’s Corp.	290	29,214
Monarch Casino & Resort, Inc. (a)	6	91
Multimedia Games Holding Co., Inc. (a)(b)	12	356
Panera Bread Co. (Class A) (a)(b)	6	899
Papa John’s International, Inc.	20	848
Pinnacle Entertainment, Inc. (a)(b)	34	856
Red Robin Gourmet Burgers, Inc. (a)(b)	10	712
Ruby Tuesday, Inc. (a)(b)	40	304
Ruth’s Hospitality Group, Inc. (b)	16	198
Scientific Games Corp. (Class A) (a)(b)	34	378
Sonic Corp. (a)(b)	26	574
Starbucks Corp.	78	6,036
Starwood Hotels & Resorts Worldwide, Inc.	44	3,556
Texas Roadhouse, Inc.	24	624
The Cheesecake Factory, Inc.	20	928
The Wendy’s Co.	164	1,399
Wyndham Worldwide Corp.	32	2,423
Wynn Resorts, Ltd. (b)	37	7,680
Yum! Brands, Inc.	94	7,633

		108,918

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	132	3,245
Ethan Allen Interiors, Inc. (b)	10	247
Garmin, Ltd. (b)	91	5,542
Harman International Industries, Inc.	13	1,397
Helen of Troy, Ltd. (a)	16	970
iRobot Corp. (a)(b)	8	328
Jarden Corp. (a)	42	2,493
KB Home (b)	14	262
La-Z-Boy, Inc. (b)	22	510
Leggett & Platt, Inc. (b)	58	1,988
Lennar Corp. (Class A) (b)	28	1,175
M.D.C. Holdings, Inc. (b)	22	666
M/I Homes, Inc. (a)	12	291
Meritage Homes Corp. (a)	12	507
Mohawk Industries, Inc. (a)(b)	22	3,043
Newell Rubbermaid, Inc. (b)	75	2,324
NVR, Inc. (a)	1	1,151
Pulte Group, Inc.	176	3,548
Standard Pacific Corp. (a)(b)	80	688
Tempur Sealy International, Inc. (a)	16	955
The Ryland Group, Inc. (b)	18	710
Toll Brothers, Inc. (a)	50	1,845
Tupperware Brands Corp. (b)	9	753
Universal Electronics, Inc. (a)(b)	8	391
Whirlpool Corp.	43	5,986

		41,015

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (Class A) (a)(b)	44	405
Church & Dwight Co., Inc.	20	1,399
Colgate-Palmolive Co.	184	12,545
Energizer Holdings, Inc.	16	1,953
Kimberly-Clark Corp.	111	12,345
The Clorox Co. (b)	31	2,833
The Procter & Gamble Co.	837	65,780
WD-40 Co.	4	301

		97,561

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
NRG Energy, Inc.	175	6,510
The AES Corp.	522	8,117

		14,627

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co. (b)	172	$24,637
Carlisle Cos., Inc.	14	1,213
Danaher Corp.	160	12,597
General Electric Co.	4,815	126,538
Roper Industries, Inc.	12	1,752

		166,737

INSURANCE — 5.3%
ACE, Ltd.	222	23,021
Aflac, Inc.	602	37,475
Alleghany Corp. (a)	9	3,943
American Financial Group, Inc.	95	5,658
American International Group, Inc.	1,090	59,492
AMERISAFE, Inc. (b)	8	325
Aon PLC	73	6,577
Arthur J. Gallagher & Co.	42	1,957
Aspen Insurance Holdings, Ltd. (b)	86	3,906
Assurant, Inc.	96	6,293
Brown & Brown, Inc.	44	1,351
Cincinnati Financial Corp. (b)	86	4,131
eHealth, Inc. (a)(b)	6	228
Employers Holdings, Inc.	16	339
Everest Re Group, Ltd. (b)	35	5,617
Fidelity National Financial, Inc. (Class A) (b)	135	4,423
First American Financial Corp. (b)	70	1,945
Genworth Financial, Inc. (Class A) (a)	675	11,745
Hartford Financial Services Group, Inc. (b)	332	11,889
HCC Insurance Holdings, Inc. (b)	60	2,936
Horace Mann Educators Corp.	28	876
Infinity Property & Casualty Corp. (b)	8	538
Kemper Corp. (b)	40	1,474
Lincoln National Corp.	135	6,944
Loews Corp.	227	9,990
Marsh & McLennan Cos., Inc. (b)	143	7,410
Meadowbrook Insurance Group, Inc. (b)	50	360
Mercury General Corp.	40	1,882
MetLife, Inc.	832	46,226
Old Republic International Corp.	176	2,911
Primerica, Inc.	28	1,340
Principal Financial Group, Inc.	205	10,348
ProAssurance Corp.	20	888
Protective Life Corp.	58	4,021
Prudential Financial, Inc. (b)	611	54,238
Reinsurance Group of America, Inc.	101	7,969
RenaissanceRe Holdings, Ltd. (b)	31	3,317
RLI Corp. (b)	16	733
Safety Insurance Group, Inc. (b)	10	514
Selective Insurance Group, Inc.	40	989
StanCorp Financial Group, Inc. (b)	32	2,048
Stewart Information Services Corp. (b)	20	620
The Allstate Corp.	333	19,554
The Chubb Corp.	126	11,613
The Hanover Insurance Group, Inc.	32	2,021
The Navigators Group, Inc. (a)(b)	12	805
The Progressive Corp.	361	9,155
The Travelers Cos., Inc. (b)	262	24,646
Torchmark Corp. (b)	52	4,260
United Fire Group, Inc. (b)	24	704
Unum Group (b)	193	6,709
W.R. Berkley Corp.	58	2,686
XL Group PLC	205	6,710

		447,750

INTERNET & CATALOG RETAIL — 0.4%
Amazon.com, Inc. (a)(b)	63	20,461
Blue Nile, Inc. (a)(b)	4	112
Expedia, Inc.	38	2,993
FTD Cos., Inc. (a)(b)	19	604
HSN, Inc.	18	1,066
Netflix, Inc. (a)	7	3,084
NutriSystem, Inc. (b)	20	342
PetMed Express, Inc. (b)	10	135
The Priceline Group, Inc. (a)(b)	6	7,218
TripAdvisor, Inc. (a)(b)	13	1,413

		37,428

INTERNET SOFTWARE & SERVICES — 1.3%
Akamai Technologies, Inc. (a)	46	2,809
AOL, Inc. (a)(b)	58	2,308
Blucora, Inc. (a)	14	264
comScore, Inc. (a)(b)	6	213
Conversant, Inc. (a)(b)	22	559
Dealertrack Technologies, Inc. (a)(b)	10	453
Digital River, Inc. (a)	18	278
eBay, Inc. (a)(b)	311	15,569
Equinix, Inc. (a)	10	2,101
Facebook, Inc. (Class A) (a)(b)	176	11,843
Google, Inc. (Class A) (a)	53	30,987
Google, Inc. (Class C) (a)(b)	53	30,490
j2 Global, Inc. (b)	12	610
Liquidity Services, Inc. (a)	4	63
LivePerson, Inc. (a)	8	81
LogMeIn, Inc. (a)	4	186
Monster Worldwide, Inc. (a)(b)	56	366
Perficient, Inc. (a)	10	195
Rackspace Hosting, Inc. (a)(b)	16	538
Stamps.com, Inc. (a)(b)	4	135
VeriSign, Inc. (a)(b)	18	879
XO Group, Inc. (a)	8	98
Yahoo!, Inc. (a)	251	8,818

		109,843

IT SERVICES — 2.3%
Accenture PLC (Class A) (b)	174	14,066
Acxiom Corp. (a)	30	651
Alliance Data Systems Corp. (a)(b)	11	3,094
Automatic Data Processing, Inc.	120	9,514
Broadridge Financial Solutions, Inc.	48	1,999
CACI International, Inc. (Class A) (a)(b)	17	1,194
Cardtronics, Inc. (a)(b)	12	409
CIBER, Inc. (a)(b)	72	356
Cognizant Technology Solutions Corp. (Class A) (a)	124	6,065
Computer Sciences Corp.	90	5,688
Convergys Corp. (b)	74	1,587
CoreLogic, Inc. (a)	30	911

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

CSG Systems International, Inc. (b)	20	$522
DST Systems, Inc.	20	1,843
Fidelity National Information Services, Inc.	91	4,981
Fiserv, Inc. (a)	70	4,222
Forrester Research, Inc. (b)	4	152
Gartner, Inc. (a)	20	1,410
Global Payments, Inc.	22	1,603
Heartland Payment Systems, Inc. (b)	12	495
Higher One Holdings, Inc. (a)(b)	8	30
iGate Corp. (a)	14	509
International Business Machines Corp.	341	61,813
Jack Henry & Associates, Inc.	22	1,307
Leidos Holdings, Inc.	89	3,412
ManTech International Corp. (Class A) (b)	26	768
Mastercard, Inc. (Class A)	105	7,714
MAXIMUS, Inc.	12	516
NeuStar, Inc. (Class A) (a)(b)	18	468
Paychex, Inc.	90	3,740
Science Applications International Corp.	34	1,501
Sykes Enterprises, Inc. (a)	24	522
TeleTech Holdings, Inc. (a)(b)	24	696
Teradata Corp. (a)	34	1,367
The Western Union Co. (b)	297	5,150
Total System Services, Inc.	56	1,759
VeriFone Systems, Inc. (a)	49	1,801
Virtusa Corp. (a)(b)	8	286
Visa, Inc. (Class A)	88	18,542
WEX, Inc. (a)	8	840
Xerox Corp.	1,516	18,859

		192,362

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc.	4	158
Brunswick Corp.	24	1,011
Callaway Golf Co. (b)	46	383
Hasbro, Inc.	56	2,971
JAKKS Pacific, Inc. (a)(b)	12	93
Mattel, Inc. (b)	121	4,715
Polaris Industries, Inc. (b)	14	1,823
Sturm Ruger & Co, Inc. (b)	2	118

		11,272

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)	34	303
Agilent Technologies, Inc.	77	4,423
Bio-Rad Laboratories, Inc. (Class A) (a)	10	1,197
Cambrex Corp. (a)(b)	12	248
Charles River Laboratories International, Inc. (a)(b)	20	1,070
Covance, Inc. (a)	12	1,027
PAREXEL International Corp. (a)	20	1,057
PerkinElmer, Inc.	19	890
Techne Corp.	8	741
Thermo Fisher Scientific, Inc.	68	8,024
Waters Corp. (a)	20	2,089

		21,069

MACHINERY — 1.8%
Actuant Corp. (Class A)	20	691
AGCO Corp. (b)	58	3,261
Albany International Corp. (Class A)	16	607
Astec Industries, Inc. (b)	10	439
Barnes Group, Inc.	20	771
Briggs & Stratton Corp. (b)	34	696
Caterpillar, Inc. (b)	306	33,253
CIRCOR International, Inc.	6	463
CLARCOR, Inc.	12	742
Crane Co.	18	1,338
Cummins, Inc.	51	7,869
Deere & Co. (b)	191	17,295
Donaldson Co., Inc. (b)	28	1,185
Dover Corp.	68	6,185
EnPro Industries, Inc. (a)(b)	10	732
ESCO Technologies, Inc. (b)	8	277
Federal Signal Corp.	36	527
Flowserve Corp.	33	2,454
Graco, Inc. (b)	12	937
Harsco Corp. (b)	58	1,545
Hillenbrand, Inc.	26	848
IDEX Corp.	13	1,050
Illinois Tool Works, Inc. (b)	121	10,595
Ingersoll-Rand PLC (b)	120	7,501
ITT Corp.	47	2,261
John Bean Technologies Corp. (b)	14	434
Joy Global, Inc. (b)	44	2,709
Kennametal, Inc. (b)	26	1,203
Lincoln Electric Holdings, Inc.	24	1,677
Lindsay Corp. (b)	2	169
Lydall, Inc. (a)(b)	10	274
Mueller Industries, Inc.	20	588
Nordson Corp.	12	962
Oshkosh Corp.	47	2,610
PACCAR, Inc.	104	6,534
Pall Corp. (b)	26	2,220
Parker Hannifin Corp.	47	5,909
Pentair PLC	25	1,803
Snap-On, Inc.	13	1,541
SPX Corp. (b)	20	2,164
Standex International Corp. (b)	4	298
Stanley Black & Decker, Inc. (b)	75	6,586
Tennant Co. (b)	6	458
Terex Corp. (b)	40	1,644
The Toro Co.	18	1,145
Timken Co.	36	2,442
Trinity Industries, Inc. (b)	68	2,973
Valmont Industries, Inc. (b)	8	1,216
Wabtec Corp. (b)	9	743
Watts Water Technologies, Inc. (Class A)	14	864
Woodward, Inc.	16	803
Xylem, Inc. (b)	38	1,485

		154,976

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	18	2,109
Matson, Inc.	16	429

		2,538

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

MEDIA — 2.6%
AMC Networks, Inc. (Class A) (a)	12	$738
Cablevision Systems Corp. (Class A) (b)	304	5,366
CBS Corp. (b)	145	9,010
Cinemark Holdings, Inc.	42	1,485
Comcast Corp. (Class A) (b)	802	43,051
DIRECTV (Class A) (a)	227	19,297
Discovery Communications, Inc. (Series A) (a)	61	4,531
DreamWorks Animation SKG, Inc. (Class A) (a)	38	884
Gannett Co., Inc. (b)	121	3,788
Harte-Hanks, Inc.	48	345
John Wiley & Sons, Inc. (Class A) (b)	20	1,212
Lamar Advertising Co. (Class A)	20	1,060
Live Nation Entertainment, Inc. (a)	102	2,518
Meredith Corp. (b)	24	1,161
News Corp. (Class A) (a)	239	4,288
Omnicom Group, Inc.	81	5,769
Scholastic Corp. (b)	20	682
Scripps Networks Interactive, Inc. (Class A)	29	2,353
Sizmek, Inc. (a)(b)	18	171
The E.W. Scripps Co. (Class A) (a)(b)	30	635
The Interpublic Group of Cos., Inc. (b)	131	2,556
The New York Times Co. (Class A) (b)	28	426
The Walt Disney Co.	411	35,239
Time Warner Cable, Inc.	99	14,583
Time Warner, Inc.	318	22,339
Time, Inc. (a)	39	945
Twenty-First Century Fox, Inc.	606	21,301
Viacom, Inc. (Class B)	103	8,933

		214,666

METALS & MINING — 1.1%
A.M. Castle & Co. (a)(b)	18	199
AK Steel Holding Corp. (a)(b)	120	955
Alcoa, Inc.	773	11,510
Allegheny Technologies, Inc. (b)	42	1,894
Carpenter Technology Corp. (b)	14	886
Century Aluminum Co. (a)	56	878
Cliffs Natural Resources, Inc. (b)	207	3,115
Commercial Metals Co.	173	2,995
Compass Minerals International, Inc. (b)	10	957
Freeport-McMoRan Copper & Gold, Inc. (b)	773	28,215
Haynes International, Inc.	4	226
Kaiser Aluminum Corp. (b)	12	874
Materion Corp. (b)	12	444
Newmont Mining Corp. (b)	657	16,714
Nucor Corp. (b)	172	8,471
Olympic Steel, Inc. (b)	10	248
Reliance Steel & Aluminum Co.	40	2,948
Royal Gold, Inc. (b)	12	913
RTI International Metals, Inc. (a)(b)	14	372
Steel Dynamics, Inc. (b)	142	2,549
Stillwater Mining Co. (a)(b)	38	667
SunCoke Energy, Inc. (a)	32	688
United States Steel Corp. (b)	205	5,338
Worthington Industries, Inc.	38	1,636

		93,692

MULTI-UTILITIES — 1.6%
Alliant Energy Corp. (b)	60	3,652
Ameren Corp. (b)	142	5,805
Avista Corp. (b)	38	1,274
Black Hills Corp. (b)	26	1,596
CenterPoint Energy, Inc. (b)	283	7,228
CMS Energy Corp.	176	5,482
Consolidated Edison, Inc. (b)	217	12,529
Dominion Resources, Inc.	182	13,017
DTE Energy Co. (b)	117	9,111
Integrys Energy Group, Inc.	59	4,197
MDU Resources Group, Inc.	90	3,159
NiSource, Inc.	151	5,940
NorthWestern Corp.	22	1,148
PG&E Corp. (b)	341	16,375
Public Service Enterprise Group, Inc.	334	13,624
SCANA Corp. (b)	86	4,628
Sempra Energy	105	10,994
TECO Energy, Inc. (b)	271	5,008
Vectren Corp. (b)	54	2,295
Wisconsin Energy Corp. (b)	96	4,504

		131,566

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	55	2,514
Dollar General Corp. (a)	136	7,801
Dollar Tree, Inc. (a)	65	3,540
Family Dollar Stores, Inc.	50	3,307
Fred’s, Inc. (Class A) (b)	24	367
J.C. Penney Co., Inc. (a)(b)	446	4,036
Kohl’s Corp. (b)	149	7,849
Macy’s, Inc.	188	10,908
Nordstrom, Inc. (b)	83	5,638
Target Corp. (b)	470	27,236
Tuesday Morning Corp. (a)(b)	46	820

		74,016

OIL, GAS & CONSUMABLE FUELS — 12.1%
Anadarko Petroleum Corp.	157	17,187
Apache Corp.	294	29,582
Approach Resources, Inc. (a)(b)	8	182
Arch Coal, Inc. (b)	293	1,069
Bill Barrett Corp. (a)(b)	67	1,794
Cabot Oil & Gas Corp.	64	2,185
Carrizo Oil & Gas, Inc. (a)	22	1,524
Chesapeake Energy Corp.	683	21,228
Chevron Corp. (b)	1,421	185,512
Cimarex Energy Co.	30	4,304
Cloud Peak Energy, Inc. (a)	44	810
Comstock Resources, Inc. (b)	32	923
ConocoPhillips (b)	1,618	138,711
CONSOL Energy, Inc. (b)	90	4,146
Contango Oil & Gas Co. (a)(b)	6	254
Denbury Resources, Inc. (b)	265	4,892
Devon Energy Corp.	197	15,642
Energen Corp.	32	2,844
EOG Resources, Inc.	102	11,920

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

EQT Corp. (b)	26	$2,779
Exxon Mobil Corp.	2,220	223,510
Forest Oil Corp. (a)(b)	86	196
Green Plains, Inc.	41	1,348
Gulfport Energy Corp. (a)	14	879
Hess Corp.	350	34,612
HollyFrontier Corp. (b)	263	11,490
Kinder Morgan, Inc.	442	16,027
Marathon Oil Corp.	519	20,718
Marathon Petroleum Corp.	389	30,369
Murphy Oil Corp. (b)	227	15,091
Newfield Exploration Co. (a)(b)	101	4,464
Noble Energy, Inc. (b)	80	6,197
Northern Oil and Gas, Inc. (a)(b)	12	195
Occidental Petroleum Corp.	410	42,078
ONEOK, Inc. (b)	84	5,719
PDC Energy, Inc. (a)	14	884
Peabody Energy Corp. (b)	358	5,853
Penn Virginia Corp. (a)(b)	58	983
PetroQuest Energy, Inc. (a)	30	226
Phillips 66	751	60,403
Pioneer Natural Resources Co. (b)	15	3,447
QEP Resources, Inc. (b)	42	1,449
Range Resources Corp.	24	2,087
Rosetta Resources, Inc. (a)(b)	16	878
SM Energy Co. (b)	14	1,177
Southwestern Energy Co. (a)	83	3,776
Spectra Energy Corp.	209	8,878
Stone Energy Corp. (a)	26	1,217
Swift Energy Co. (a)(b)	24	312
Tesoro Corp.	174	10,209
The Williams Cos., Inc.	183	10,652
Valero Energy Corp.	703	35,220
World Fuel Services Corp.	103	5,071
WPX Energy, Inc. (a)	106	2,534

		1,015,637

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	39	1,117
Clearwater Paper Corp. (a)	16	987
Deltic Timber Corp. (b)	2	121
Domtar Corp.	48	2,057
International Paper Co. (b)	290	14,636
KapStone Paper and Packaging Corp. (a)	44	1,458
Louisiana-Pacific Corp. (a)(b)	42	631
Neenah Paper, Inc.	8	425
P.H. Glatfelter Co.	30	796
Schweitzer-Mauduit International, Inc.	10	436
Wausau Paper Corp. (b)	24	260
Weyerhaeuser Co. (b)	156	5,162

		28,086

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (b)	232	3,389
Inter Parfums, Inc. (b)	12	355
Medifast, Inc. (a)	6	182
The Estee Lauder Cos., Inc. (Class A) (b)	80	5,941

		9,867

PHARMACEUTICALS — 3.6%
AbbVie, Inc.	296	16,706
Actavis PLC (a)	18	4,015
Akorn, Inc. (a)(b)	10	333
Allergan, Inc. (b)	31	5,246
Bristol-Myers Squibb Co.	455	22,072
Eli Lilly & Co.	520	32,328
Endo International PLC (a)(b)	24	1,680
Forest Laboratories, Inc. (a)	44	4,356
Hospira, Inc. (a)(b)	60	3,082
Impax Laboratories, Inc. (a)(b)	50	1,500
Johnson & Johnson	773	80,871
Mallinckrodt PLC (a)(b)	13	1,040
Merck & Co., Inc.	918	53,106
Mylan, Inc. (a)	103	5,311
Perrigo Co. PLC (b)	14	2,041
Pfizer, Inc.	2,275	67,522
Prestige Brands Holdings, Inc. (a)	16	542
Questcor Pharmaceuticals, Inc. (b)	10	925
Salix Pharmaceuticals, Ltd. (a)	8	987
The Medicines Co. (a)(b)	18	523
Zoetis, Inc.	51	1,646

		305,832

PROFESSIONAL SERVICES — 0.3%
CDI Corp. (b)	16	231
Dun & Bradstreet Corp. (b)	12	1,322
Equifax, Inc.	30	2,176
Exponent, Inc. (b)	4	297
FTI Consulting, Inc. (a)(b)	20	756
Heidrick & Struggles International, Inc.	8	148
Insperity, Inc. (b)	14	462
Kelly Services, Inc. (Class A) (b)	30	515
Korn/Ferry International (a)	22	646
Manpower, Inc. (b)	59	5,006
Navigant Consulting, Inc. (a)(b)	22	384
Nielsen NV	76	3,679
On Assignment, Inc. (a)	14	498
Resources Connection, Inc. (b)	14	184
Robert Half International, Inc. (b)	40	1,910
The Corporate Executive Board Co.	6	409
Towers Watson & Co. (Class A) (b)	22	2,293
TrueBlue, Inc. (a)	18	496

		21,412

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Acadia Realty Trust	14	393
Alexandria Real Estate Equities, Inc.	18	1,398
American Campus Communities, Inc.	18	688
American Tower Corp.	48	4,319
Apartment Investment & Management Co. (Class A)	32	1,033
AvalonBay Communities, Inc.	26	3,697
BioMed Realty Trust, Inc.	50	1,092
Boston Properties, Inc.	34	4,018
Camden Property Trust	22	1,565
Capstead Mortgage Corp. (b)	100	1,315
CareTrust REIT, Inc. (a)	10	198
Cedar Realty Trust, Inc.	40	250
Corporate Office Properties Trust	28	779

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Corrections Corp. of America (b)	29	$953
Cousins Properties, Inc.	34	423
Crown Castle International Corp.	44	3,267
DiamondRock Hospitality Co.	64	820
Duke Realty Corp.	76	1,380
EastGroup Properties, Inc. (b)	8	514
EPR Properties (b)	16	894
Equity One, Inc.	40	944
Equity Residential (b)	120	7,560
Essex Property Trust, Inc.	11	2,034
Extra Space Storage, Inc. (b)	20	1,065
Federal Realty Investment Trust	8	967
Franklin Street Properties Corp. (b)	52	654
General Growth Properties, Inc. (b)	186	4,382
Getty Realty Corp. (b)	30	572
Government Properties Income Trust (b)	35	889
HCP, Inc.	219	9,062
Health Care REIT, Inc.	85	5,327
Healthcare Realty Trust, Inc.	32	813
Highwoods Properties, Inc. (b)	30	1,259
Home Properties, Inc. (b)	14	895
Hospitality Properties Trust	72	2,189
Host Hotels & Resorts, Inc. (b)	150	3,302
Inland Real Estate Corp. (b)	34	361
Kilroy Realty Corp. (b)	18	1,121
Kimco Realty Corp. (b)	96	2,206
Kite Realty Group Trust	38	233
LaSalle Hotel Properties (b)	22	776
Lexington Realty Trust (b)	54	595
Liberty Property Trust	52	1,972
LTC Properties, Inc.	12	468
Mack-Cali Realty Corp.	26	558
Medical Properties Trust, Inc. (b)	64	847
Mid-America Apartment Communities, Inc.	17	1,242
National Retail Properties, Inc. (b)	42	1,562
OMEGA Healthcare Investors, Inc.	30	1,106
Parkway Properties, Inc.	24	496
Pennsylvania Real Estate Investment Trust	26	489
Plum Creek Timber Co., Inc. (b)	33	1,488
Post Properties, Inc. (b)	12	642
Potlatch Corp.	18	745
ProLogis	104	4,273
PS Business Parks, Inc.	8	668
Public Storage	32	5,483
Rayonier, Inc.	58	2,062
Realty Income Corp. (b)	69	3,065
Regency Centers Corp.	28	1,559
Saul Centers, Inc.	6	292
Senior Housing Properties Trust	78	1,895
Simon Property Group, Inc.	32	5,321
SL Green Realty Corp. (b)	24	2,626
Sovran Self Storage, Inc.	10	773
Tanger Factory Outlet Centers, Inc.	14	490
Taubman Centers, Inc.	12	910
The Geo Group, Inc.	15	536
The Macerich Co.	34	2,270
UDR, Inc.	56	1,603
Universal Health Realty Income Trust (b)	6	261
Urstadt Biddle Properties, Inc. (Class A) (b)	14	292
Ventas, Inc. (b)	92	5,897
Vornado Realty Trust	52	5,550
Washington Prime Group, Inc. (a)	16	300
Weingarten Realty Investors (b)	38	1,248

		135,191

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)(b)	82	2,627
Forestar Group, Inc. (a)(b)	12	229
Jones Lang LaSalle, Inc.	12	1,517

		4,373

ROAD & RAIL — 0.7%
ArcBest Corp.	18	783
Con-way, Inc.	32	1,613
CSX Corp. (b)	359	11,061
Genesee & Wyoming, Inc. (Class A) (a)	8	840
Heartland Express, Inc. (b)	18	384
J.B. Hunt Transport Services, Inc.	19	1,402
Kansas City Southern	13	1,398
Knight Transportation, Inc. (b)	26	618
Landstar System, Inc.	10	640
Norfolk Southern Corp.	110	11,333
Old Dominion Freight Line, Inc. (a)(b)	24	1,528
Ryder Systems, Inc. (b)	38	3,348
Saia, Inc. (a)	11	483
Union Pacific Corp.	232	23,142
Werner Enterprises, Inc. (b)	28	742

		59,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Energy Industries, Inc. (a)	16	308
Advanced Micro Devices, Inc. (a)(b)	407	1,705
Altera Corp.	67	2,329
Analog Devices, Inc. (b)	68	3,677
Applied Materials, Inc.	307	6,923
Atmel Corp. (a)	118	1,106
Broadcom Corp. (Class A)	172	6,385
Brooks Automation, Inc.	24	258
Cabot Microelectronics Corp. (a)	8	357
CEVA, Inc. (a)(b)	4	59
Cirrus Logic, Inc. (a)(b)	18	409
Cohu, Inc.	10	107
Cree, Inc. (a)(b)	24	1,199
Cypress Semiconductor Corp. (a)(b)	30	327
Diodes, Inc. (a)	16	463
DSP Group, Inc. (a)(b)	12	102
Entropic Communications, Inc. (a)(b)	30	100
Exar Corp. (a)(b)	12	136
Fairchild Semiconductor International, Inc. (a)(b)	60	936
First Solar, Inc. (a)(b)	47	3,340
GT Advanced Technologies, Inc. (a)(b)	25	465
Hittite Microwave Corp. (b)	6	468
Integrated Device Technology, Inc. (a)	56	866

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Intel Corp. (b)	2,554	$78,919
International Rectifier Corp. (a)	28	781
Intersil Corp. (Class A) (b)	68	1,017
KLA-Tencor Corp.	65	4,722
Kopin Corp. (a)(b)	20	65
Kulicke & Soffa Industries, Inc. (a)	32	456
Lam Research Corp.	45	3,041
Linear Technology Corp.	62	2,918
Micrel, Inc.	20	226
Microchip Technology, Inc. (b)	64	3,124
Micron Technology, Inc. (a)(b)	331	10,906
Microsemi Corp. (a)(b)	24	642
MKS Instruments, Inc. (b)	18	562
Monolithic Power Systems, Inc. (b)	10	424
Nanometrics, Inc. (a)(b)	8	146
NVIDIA Corp. (b)	136	2,521
Pericom Semiconductor Corp. (a)	12	108
Power Integrations, Inc.	6	345
RF Micro Devices, Inc. (a)(b)	106	1,017
Rubicon Technology, Inc. (a)(b)	10	88
Rudolph Technologies, Inc. (a)(b)	12	119
Semtech Corp. (a)	16	418
Silicon Laboratories, Inc. (a)	10	492
Skyworks Solutions, Inc.	48	2,254
SunEdison, Inc. (a)(b)	43	972
Synaptics, Inc. (a)	10	906
Teradyne, Inc. (b)	72	1,411
Tessera Technologies, Inc. (b)	20	442
Texas Instruments, Inc.	288	13,764
TriQuint Semiconductor, Inc. (a)	72	1,138
Ultratech, Inc. (a)(b)	6	133
Veeco Instruments, Inc. (a)(b)	22	820
Xilinx, Inc.	50	2,365

		169,287

SOFTWARE — 2.3%
ACI Worldwide, Inc. (a)(b)	8	447
Adobe Systems, Inc. (a)	87	6,295
Advent Software, Inc.	10	326
Ansys, Inc. (a)	18	1,365
Autodesk, Inc. (a)	46	2,593
Blackbaud, Inc.	6	214
Bottomline Technologies, Inc. (a)(b)	6	180
CA, Inc. (b)	195	5,604
Cadence Design Systems, Inc. (a)	62	1,084
Citrix Systems, Inc. (a)	38	2,377
CommVault Systems, Inc. (a)(b)	6	295
Compuware Corp.	82	819
Concur Technologies, Inc. (a)(b)	6	560
Ebix, Inc. (b)	8	114
Electronic Arts, Inc. (a)	70	2,511
EPIQ Systems, Inc.	14	197
FactSet Research Systems, Inc.	6	722
Fair Isaac Corp.	8	510
Fortinet, Inc. (a)	50	1,257
Informatica Corp. (a)	16	570
Interactive Intelligence Group (a)(b)	4	225
Intuit, Inc. (b)	29	2,335
Manhattan Associates, Inc. (a)	24	826
Mentor Graphics Corp. (b)	32	690
MICROS Systems, Inc. (a)	18	1,222
Microsoft Corp.	2,358	98,329
MicroStrategy, Inc. (a)(b)	2	281
Monotype Imaging Holdings, Inc.	10	282
Netscout Systems, Inc. (a)	12	532
Oracle Corp.	1,081	43,813
Progress Software Corp. (a)	20	481
PTC, Inc. (a)	26	1,009
Quality Systems, Inc.	8	128
Red Hat, Inc. (a)	30	1,658
Rovi Corp. (a)	28	671
Salesforce.com, Inc. (a)	63	3,659
Solera Holdings, Inc.	10	672
Symantec Corp.	214	4,901
Synchronoss Technologies, Inc. (a)(b)	6	210
Synopsys, Inc. (a)	50	1,941
Take-Two Interactive Software, Inc. (a)(b)	24	534
TIBCO Software, Inc. (a)	24	484
Tyler Technologies, Inc. (a)	6	547

		193,470

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	26	927
Abercrombie & Fitch Co. (Class A) (b)	28	1,211
Advance Auto Parts, Inc. (b)	22	2,968
Aeropostale, Inc. (a)(b)	38	133
American Eagle Outfitters, Inc. (b)	224	2,513
ANN, Inc. (a)	20	823
Ascena Retail Group, Inc. (a)	46	787
AutoNation, Inc. (a)(b)	89	5,311
AutoZone, Inc. (a)	9	4,826
Barnes & Noble, Inc. (a)(b)	42	957
Bed Bath & Beyond, Inc. (a)(b)	98	5,623
Best Buy Co., Inc. (b)	364	11,288
Big 5 Sporting Goods Corp. (b)	18	221
Brown Shoe Co., Inc.	44	1,259
Cabela’s, Inc. (a)(b)	19	1,186
CarMax, Inc. (a)(b)	59	3,069
Chico’s FAS, Inc.	52	882
Christopher & Banks Corp. (a)	40	350
CST Brands, Inc. (b)	56	1,932
Dick’s Sporting Goods, Inc. (b)	30	1,397
Foot Locker, Inc.	62	3,145
GameStop Corp. (Class A) (b)	76	3,076
Genesco, Inc. (a)(b)	10	821
Group 1 Automotive, Inc. (b)	32	2,698
Guess?, Inc.	84	2,268
Haverty Furniture Cos., Inc. (b)	14	352
Hibbett Sports, Inc. (a)(b)	6	325
Kirkland’s, Inc. (a)(b)	8	148
L Brands, Inc.	76	4,458
Lithia Motors, Inc. (Class A)	16	1,505
Lowe’s Cos., Inc.	323	15,501
Lumber Liquidators Holdings, Inc. (a)(b)	8	608
MarineMax, Inc. (a)(b)	26	435
Monro Muffler Brake, Inc. (b)	6	319
Murphy USA, Inc. (a)	59	2,884
O’Reilly Automotive, Inc. (a)	26	3,916
Office Depot, Inc. (a)(b)	563	3,203

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Outerwall, Inc. (a)(b)	12	$712
Pep Boys-Manny, Moe & Jack (a)(b)	28	321
PetSmart, Inc. (b)	30	1,794
Rent-A-Center, Inc. (b)	70	2,008
Ross Stores, Inc.	46	3,042
Select Comfort Corp. (a)	12	248
Signet Jewelers, Ltd. (b)	16	1,769
Sonic Automotive, Inc. (Class A) (b)	40	1,067
Stage Stores, Inc. (b)	34	635
Staples, Inc. (b)	859	9,312
Stein Mart, Inc. (b)	30	417
The Buckle, Inc. (b)	14	621
The Cato Corp. (Class A) (b)	12	371
The Children’s Place, Inc. (b)	12	596
The Finish Line, Inc. (Class A)	20	595
The Gap, Inc.	197	8,189
The Home Depot, Inc. (b)	385	31,170
The Men’s Wearhouse, Inc.	18	1,004
Tiffany & Co.	26	2,606
TJX Cos., Inc.	150	7,972
Tractor Supply Co. (b)	20	1,208
Urban Outfitters, Inc. (a)(b)	44	1,490
Vitamin Shoppe, Inc. (a)	8	344
Williams-Sonoma, Inc.	30	2,153
Zumiez, Inc. (a)(b)	6	166

		173,135

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
3D Systems Corp. (a)(b)	14	837
Apple, Inc.	1,777	165,137
Diebold, Inc. (b)	28	1,125
EMC Corp.	554	14,592
Hewlett-Packard Co.	1,404	47,287
Intevac, Inc. (a)	10	80
Lexmark International, Inc. (Class A) (b)	46	2,215
NCR Corp. (a)	66	2,316
NetApp, Inc.	113	4,127
QLogic Corp. (a)	36	363
SanDisk Corp.	67	6,997
Seagate Technology PLC (b)	170	9,660
Super Micro Computer, Inc. (a)	12	303
Western Digital Corp.	97	8,953

		263,992

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	16	1,103
Coach, Inc.	66	2,257
Crocs, Inc. (a)	24	361
Deckers Outdoor Corp. (a)	12	1,036
Fossil Group, Inc. (a)	12	1,254
Hanesbrands, Inc. (b)	27	2,658
Iconix Brand Group, Inc. (a)(b)	30	1,288
Kate Spade & Co. (a)	30	1,144
Michael Kors Holdings, Ltd. (a)(b)	18	1,596
Movado Group, Inc.	8	333
NIKE, Inc. (Class B) (b)	130	10,081
Oxford Industries, Inc.	4	267
Perry Ellis International, Inc. (a)(b)	12	209
PVH Corp. (b)	12	1,399
Quiksilver, Inc. (a)(b)	29	104
Ralph Lauren Corp.	27	4,339
Skechers U.S.A., Inc. (a)	19	868
Steven Madden, Ltd. (a)	14	480
Under Armour, Inc. (Class A) (a)(b)	32	1,904
V.F. Corp.	100	6,300
Wolverine World Wide, Inc. (b)	32	834

		39,815

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	88	1,184
Bank Mutual Corp. (b)	32	186
Brookline Bancorp, Inc.	28	262
Dime Community Bancshares (b)	18	284
Hudson City Bancorp, Inc.	346	3,401
New York Community Bancorp, Inc. (b)	371	5,929
Northwest Bancshares, Inc. (b)	44	597
Oritani Financial Corp.	12	185
People’s United Financial, Inc. (b)	190	2,882
Provident Financial Services, Inc.	32	554
TrustCo Bank Corp. NY (b)	50	334
Washington Federal, Inc.	48	1,077

		16,875

TOBACCO — 1.1%
Alliance One International, Inc. (a)(b)	90	225
Altria Group, Inc.	615	25,793
Lorillard, Inc.	106	6,463
Philip Morris International, Inc.	489	41,227
Reynolds American, Inc.	231	13,941
Universal Corp. (b)	26	1,439

		89,088

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (b)	16	812
Fastenal Co. (b)	42	2,078
GATX Corp. (b)	4	268
Kaman Corp. (b)	10	427
MSC Industrial Direct Co., Inc. (Class A) (b)	12	1,148
NOW, Inc. (a)(b)	38	1,376
United Rentals, Inc. (a)(b)	22	2,304
W.W. Grainger, Inc. (b)	13	3,305
Watsco, Inc.	14	1,439

		13,157

WATER UTILITIES — 0.0% (d)
American States Water Co.	16	532
Aqua America, Inc.	60	1,573

		2,105

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	16	199
Telephone & Data Systems, Inc.	139	3,629
USA Mobility, Inc.	24	370

		4,198

TOTAL COMMON STOCKS —
(Cost $6,257,392)		8,383,791

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 21.3%
MONEY MARKET FUNDS — 21.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,776,125	$1,776,125
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	21,054	21,054

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,797,179)		1,797,179

TOTAL INVESTMENTS — 121.0% (h)
(Cost $8,054,571)		10,180,970
OTHER ASSETS & LIABILITIES — (21.0)%		(1,769,813)

NET ASSETS — 100.0%		$8,411,157

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.0%
AAR Corp. (a)	42	$1,158
Alliant Techsystems, Inc.	36	4,821
BE Aerospace, Inc. (b)	104	9,619
Cubic Corp.	6	267
Curtiss-Wright Corp.	53	3,475
Engility Holdings, Inc. (a)(b)	3	115
Esterline Technologies Corp. (a)(b)	33	3,799
Exelis, Inc.	206	3,498
GenCorp, Inc. (a)(b)	75	1,432
General Dynamics Corp. (a)	380	44,289
Honeywell International, Inc. (a)	619	57,536
Huntington Ingalls Industries, Inc.	54	5,108
L-3 Communications Holdings, Inc.	101	12,196
Lockheed Martin Corp.	332	53,362
Moog, Inc. (Class A) (a)(b)	44	3,207
Northrop Grumman Corp.	273	32,659
Orbital Sciences Corp. (b)	62	1,832
Precision Castparts Corp.	134	33,822
Raytheon Co.	391	36,070
Rockwell Collins, Inc. (a)	107	8,361
Teledyne Technologies, Inc. (b)	32	3,109
Textron, Inc.	329	12,597
The Boeing Co. (a)	712	90,588
Triumph Group, Inc.	12	838
United Technologies Corp.	718	82,893

		506,651

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (a)	5	319
Expeditors International of Washington, Inc.	71	3,135
FedEx Corp.	308	46,625
Forward Air Corp.	3	144
HUB Group, Inc. (Class A) (b)	6	302
United Parcel Service, Inc. (Class B)	335	34,391
UTI Worldwide, Inc. (a)	75	776

		85,692

AIRLINES — 0.6%
Alaska Air Group, Inc.	86	8,174
Allegiant Travel Co. (a)	20	2,356
Delta Air Lines, Inc. (a)	1,056	40,888
JetBlue Airways Corp. (a)(b)	227	2,463
SkyWest, Inc. (a)	63	770
Southwest Airlines Co.	883	23,717

		78,368

AUTO COMPONENTS — 0.7%
BorgWarner, Inc. (a)	254	16,558
Delphi Automotive PLC	326	22,409
Dorman Products, Inc. (a)(b)	33	1,628
Drew Industries, Inc.	15	750
Gentex Corp.	149	4,334
Johnson Controls, Inc.	691	34,502
Spartan Motors, Inc. (a)	6	27
Standard Motor Products, Inc. (a)	15	670
Superior Industries International, Inc. (a)	3	62
The Goodyear Tire & Rubber Co. (a)	302	8,390

		89,330

AUTOMOBILES — 0.5%
Ford Motor Co. (a)	1,867	32,187
General Motors Co.	451	16,372
Harley-Davidson, Inc. (a)	146	10,198
Thor Industries, Inc. (a)	53	3,014
Winnebago Industries, Inc. (b)	33	831

		62,602

BANKS — 7.7%
Associated Banc-Corp.	116	2,097
BancorpSouth, Inc.	93	2,285
Bank of America Corp.	11,671	179,383
Bank of Hawaii Corp.	32	1,878
Bank of the Ozarks, Inc. (a)	60	2,007
Banner Corp.	20	793
BB&T Corp.	697	27,483
BBCN Bancorp, Inc.	15	239
Boston Private Financial Holdings, Inc. (a)	69	927
Cathay General Bancorp (a)	57	1,457
Citigroup, Inc.	670	31,557
City Holding Co. (a)	6	271
City National Corp.	53	4,015
Columbia Banking System, Inc.	60	1,579
Comerica, Inc.	201	10,082
Commerce Bancshares, Inc.	60	2,790
Community Bank System, Inc. (a)	21	760
Cullen/Frost Bankers, Inc. (a)	44	3,494
CVB Financial Corp. (a)	69	1,106
East West Bancorp, Inc.	152	5,319
F.N.B. Corp. (a)	84	1,077
Fifth Third Bancorp	885	18,895
First BanCorp- Puerto Rico (b)	57	310
First Commonwealth Financial Corp. (a)	125	1,153
First Financial Bancorp (a)	21	361
First Financial Bankshares, Inc. (a)	70	2,196
First Horizon National Corp. (a)	114	1,352
First Midwest Bancorp, Inc.	78	1,328
First Niagara Financial Group, Inc.	78	682
FirstMerit Corp.	120	2,370
Fulton Financial Corp.	152	1,883
Glacier Bancorp, Inc. (a)	81	2,299
Hancock Holding Co.	86	3,038
Hanmi Financial Corp. (a)	36	759
Home Bancshares, Inc.	54	1,772
Huntington Bancshares, Inc.	918	8,758
Independent Bank Corp.-Massachusetts (a)	15	576
International Bancshares Corp.	15	405
JPMorgan Chase & Co.	2,749	158,397
KeyCorp (a)	933	13,370
M&T Bank Corp. (a)	87	10,792
MB Financial, Inc. (a)	36	974
National Penn Bancshares, Inc. (a)	90	952
NBT Bancorp, Inc. (a)	9	216
Old National Bancorp (a)	75	1,071
PacWest Bancorp (a)	113	4,878

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Pinnacle Financial Partners, Inc.	27	$1,066
PNC Financial Services Group, Inc.	455	40,518
PrivateBancorp, Inc.	69	2,005
Prosperity Bancshares, Inc. (a)	62	3,881
Regions Financial Corp.	1,298	13,785
S&T Bancorp, Inc.	6	149
Signature Bank (b)	59	7,445
Simmons First National Corp.	3	118
Sterling Bancorp (a)	122	1,464
SunTrust Banks, Inc. (a)	557	22,313
Susquehanna Bancshares, Inc.	122	1,288
SVB Financial Group (b)	62	7,230
Synovus Financial Corp.	132	3,218
TCF Financial Corp.	110	1,801
Texas Capital Bancshares, Inc. (a)(b)	45	2,428
Tompkins Financial Corp. (a)	3	145
Trustmark Corp. (a)	36	889
U.S. Bancorp (a)	1,552	67,233
UMB Financial Corp. (a)	23	1,458
Umpqua Holdings Corp.	200	3,584
United Bankshares, Inc. (a)	15	485
United Community Banks, Inc.	21	344
Valley National Bancorp (a)	18	178
ViewPoint Financial Group, Inc. (a)	58	1,561
Webster Financial Corp. (a)	71	2,239
Wells Fargo & Co.	4,722	248,188
Westamerica Bancorporation (a)	9	471
Wilshire Bancorp, Inc. (a)	78	801
Wintrust Financial Corp. (a)	48	2,208
Zions Bancorporation (a)	134	3,949

		961,828

BEVERAGES — 0.8%
Boston Beer Co., Inc. (Class A) (a)(b)	11	2,459
Brown-Forman Corp. (Class B)	138	12,995
Coca-Cola Enterprises, Inc.	218	10,416
Constellation Brands, Inc. (Class A) (b)	212	18,684
Dr. Pepper Snapple Group, Inc.	93	5,448
Molson Coors Brewing Co. (Class B)	75	5,562
Monster Beverage Corp. (a)(b)	81	5,753
PepsiCo, Inc.	335	29,929
The Coca-Cola Co. (a)	359	15,207

		106,453

BIOTECHNOLOGY — 3.0%
Alexion Pharmaceuticals, Inc. (a)(b)	231	36,094
Amgen, Inc.	451	53,385
Biogen Idec, Inc. (b)	246	77,566
Celgene Corp. (b)	436	37,444
Cubist Pharmaceuticals, Inc. (b)	86	6,004
Gilead Sciences, Inc. (a)(b)	1,600	132,656
Ligand Pharmaceuticals, Inc. (a)(b)	26	1,620
Momenta Pharmaceuticals, Inc. (b)	6	72
Regeneron Pharmaceuticals, Inc. (a)(b)	83	23,445
Spectrum Pharmaceuticals, Inc. (a)(b)	15	122
United Therapeutics Corp. (a)(b)	57	5,044
Vertex Pharmaceuticals, Inc. (a)(b)	8	757

		374,209

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp. (a)	47	2,330
AAON, Inc.	44	1,475
Allegion PLC	26	1,474
Apogee Enterprises, Inc. (a)	36	1,255
Fortune Brands Home & Security, Inc.	78	3,114
Gibraltar Industries, Inc. (a)(b)	15	232
Griffon Corp. (a)	15	186
Lennox International, Inc. (a)	54	4,837
Masco Corp. (a)	191	4,240
Quanex Building Products Corp.	33	590
Simpson Manufacturing Co., Inc.	3	109
Universal Forest Products, Inc. (a)	21	1,014

		20,856

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (b)	42	8,627
Ameriprise Financial, Inc.	224	26,880
BlackRock, Inc.	75	23,970
Calamos Asset Management, Inc. (Class A) (a)	3	40
E*TRADE Financial Corp. (b)	332	7,058
Eaton Vance Corp. (a)	12	454
Evercore Partners, Inc. (Class A)	39	2,248
Federated Investors, Inc. (Class B) (a)	99	3,061
Financial Engines, Inc. (a)	51	2,309
Franklin Resources, Inc.	114	6,594
Greenhill & Co., Inc. (a)	8	394
HFF, Inc. (Class A)	33	1,227
Invesco, Ltd.	233	8,796
Janus Capital Group, Inc. (a)	128	1,597
Legg Mason, Inc. (a)	125	6,414
Morgan Stanley (a)	1,549	50,079
Northern Trust Corp.	149	9,567
Piper Jaffray Co., Inc. (a)(b)	12	621
Raymond James Financial, Inc.	129	6,544
SEI Investments Co.	104	3,408
State Street Corp. (a)(c)	260	17,488
Stifel Financial Corp. (a)(b)	79	3,741
SWS Group, Inc. (b)	9	66
T. Rowe Price Group, Inc.	125	10,551
The Bank of New York Mellon Corp. (a)	835	31,296
The Charles Schwab Corp.	1,439	38,752
The Goldman Sachs Group, Inc.	173	28,967
Virtus Investment Partners, Inc. (b)	6	1,271
Waddell & Reed Financial, Inc. (Class A)	93	5,821

		307,841

CHEMICALS — 3.1%
A. Schulman, Inc. (a)	15	580
Air Products & Chemicals, Inc.	234	30,097
Airgas, Inc. (a)	27	2,941
Albemarle Corp. (a)	14	1,001
American Vanguard Corp. (a)	30	397
Ashland, Inc. (a)	39	4,241
Balchem Corp.	6	321
Cabot Corp.	71	4,117
Calgon Carbon Corp. (b)	56	1,250
CF Industries Holdings, Inc. (a)	62	14,913

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Cytec Industries, Inc.	35	$3,690
E. I. du Pont de Nemours & Co. (a)	673	44,041
Eastman Chemical Co.	131	11,443
Ecolab, Inc.	213	23,715
Flotek Industries, Inc. (a)(b)	56	1,801
FMC Corp. (a)	96	6,834
H.B. Fuller Co. (a)	56	2,694
Hawkins, Inc.	3	111
Innophos Holdings, Inc.	9	518
International Flavors & Fragrances, Inc.	59	6,153
Intrepid Potash, Inc. (a)(b)	3	50
Koppers Holdings, Inc.	6	230
Kraton Performance Polymers, Inc. (b)	30	672
LSB Industries, Inc. (a)(b)	15	625
LyondellBasell Industries NV	490	47,848
Minerals Technologies, Inc.	30	1,967
Monsanto Co.	149	18,586
NewMarket Corp. (a)	12	4,705
Olin Corp. (a)	23	619
OM Group, Inc. (a)	39	1,265
PolyOne Corp. (a)	131	5,520
PPG Industries, Inc. (a)	131	27,530
Praxair, Inc.	140	18,598
Quaker Chemical Corp. (a)	15	1,152
Rayonier Advanced Materials, Inc. (b)	2	65
RPM International, Inc.	122	5,634
Sensient Technologies Corp.	44	2,452
Sigma-Aldrich Corp. (a)	65	6,596
Stepan Co.	12	634
The Dow Chemical Co. (a)	1,343	69,111
The Mosaic Co.	9	445
The Scotts Miracle-Gro Co. (Class A)	52	2,957
The Sherwin-Williams Co.	24	4,966
Tredegar Corp.	29	679
Valspar Corp.	38	2,895
Zep, Inc. (a)	3	53

		386,712

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc. (a)	47	1,268
Brady Corp. (Class A)	9	269
Cintas Corp. (a)	99	6,290
Civeo Corp. (b)	36	901
Clean Harbors, Inc. (a)(b)	3	193
Copart, Inc. (b)	32	1,151
Deluxe Corp.	51	2,987
G & K Services, Inc. (Class A)	15	781
Healthcare Services Group, Inc. (a)	65	1,914
Herman Miller, Inc. (a)	29	877
HNI Corp. (a)	27	1,056
Interface, Inc.	62	1,168
Iron Mountain, Inc. (a)	17	603
Mobile Mini, Inc. (a)	47	2,251
MSA Safety, Inc. (a)	18	1,035
Pitney Bowes, Inc.	236	6,518
R.R. Donnelley & Sons Co. (a)	224	3,799
Republic Services, Inc.	44	1,671
Rollins, Inc.	24	720
Stericycle, Inc. (b)	20	2,368
Tetra Tech, Inc.	2	55
The ADT Corp. (a)	20	699
The Brink’s Co.	6	169
Tyco International, Ltd.	432	19,699
UniFirst Corp. (a)	12	1,272
United Stationers, Inc. (a)	44	1,825
Viad Corp.	35	834
Waste Connections, Inc.	59	2,864
Waste Management, Inc.	123	5,502

		70,739

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc. (a)	68	1,534
Arris Group, Inc. (b)	120	3,904
Bel Fuse, Inc. (Class B) (a)	3	77
Black Box Corp. (a)	3	70
CalAmp Corp. (a)(b)	41	888
Ciena Corp. (a)(b)	128	2,772
Cisco Systems, Inc.	1,462	36,331
F5 Networks, Inc. (a)(b)	71	7,912
Harmonic, Inc. (b)	128	955
Harris Corp. (a)	119	9,014
InterDigital, Inc. (a)	8	382
Ixia (b)	41	469
JDS Uniphase Corp. (b)	8	100
Juniper Networks, Inc. (b)	554	13,595
Motorola Solutions, Inc. (a)	98	6,524
Netgear, Inc. (b)	12	417
Oplink Communications, Inc. (b)	3	51
Plantronics, Inc. (a)	32	1,538
Polycom, Inc. (b)	117	1,466
QUALCOMM, Inc.	1,442	114,206
Riverbed Technology, Inc. (b)	147	3,033
ViaSat, Inc. (a)(b)	50	2,898

		208,136

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	29	934
Aegion Corp. (a)(b)	33	768
Comfort Systems USA, Inc.	62	980
Dycom Industries, Inc. (a)(b)	41	1,284
EMCOR Group, Inc.	41	1,826
Fluor Corp.	167	12,842
Granite Construction, Inc. (a)	41	1,475
Jacobs Engineering Group, Inc. (a)(b)	96	5,115
KBR, Inc.	14	334
Orion Marine Group, Inc. (a)(b)	9	97
Quanta Services, Inc. (b)	213	7,365
URS Corp.	21	963

		33,983

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	42	3,960
Headwaters, Inc. (b)	75	1,042
Martin Marietta Materials, Inc. (a)	36	4,754
Texas Industries, Inc. (b)	21	1,939
Vulcan Materials Co.	120	7,650

		19,345

CONSUMER FINANCE — 1.3%
American Express Co.	838	79,501
Capital One Financial Corp.	559	46,173

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Cash America International, Inc.	14	$622
Discover Financial Services	461	28,573
Encore Capital Group, Inc. (a)(b)	27	1,226
First Cash Financial Services, Inc. (a)(b)	3	173
Navient Corp.	257	4,551
Portfolio Recovery Associates, Inc. (a)(b)	54	3,215
SLM Corp.	257	2,136
World Acceptance Corp. (a)(b)	11	836

		167,006

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	38	2,546
Avery Dennison Corp.	90	4,613
Ball Corp. (a)	102	6,393
Bemis Co., Inc.	23	935
Greif, Inc. (Class A) (a)	9	491
MeadWestvaco Corp. (a)	84	3,718
Myers Industries, Inc. (a)	30	603
Owens-Illinois, Inc. (b)	131	4,538
Packaging Corp. of America (a)	110	7,864
Rock-Tenn Co. (Class A)	21	2,217
Sealed Air Corp. (a)	242	8,269
Silgan Holdings, Inc. (a)	11	559
Sonoco Products Co.	80	3,515

		46,261

DISTRIBUTORS — 0.1%
Genuine Parts Co.	83	7,287
LKQ Corp. (a)(b)	86	2,295
Pool Corp.	30	1,697
VOXX International Corp. (b)	6	57

		11,336

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (b)	3	103
Apollo Education Group, Inc. (b)	122	3,813
Capella Education Co.	3	163
Career Education Corp. (a)(b)	3	14
DeVry Education Group, Inc.	66	2,795
Graham Holdings Co. (Class B)	6	4,309
H&R Block, Inc.	95	3,184
Matthews International Corp. (Class A) (a)	18	748
Regis Corp. (a)	27	380
Service Corp. International (a)	101	2,093
Sotheby’s	80	3,359
Universal Technical Institute, Inc. (a)	3	36

		20,997

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. (Class B) (b)	853	107,956
CBOE Holdings, Inc.	101	4,970
CME Group, Inc.	249	17,667
Interactive Brokers Group, Inc. (Class A)	53	1,234
Intercontinental Exchange, Inc.	69	13,034
Leucadia National Corp.	11	289
MarketAxess Holdings, Inc. (a)	47	2,541
McGraw Hill Financial, Inc.	299	24,826
Moody’s Corp.	185	16,217
MSCI, Inc. (Class A) (b)	86	3,943
The NASDAQ OMX Group, Inc.	99	3,823

		196,500

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc. (a)	494	17,468
Atlantic Tele-Network, Inc.	6	348
Cbeyond, Inc. (b)	21	209
CenturyLink, Inc.	54	1,955
Cincinnati Bell, Inc. (a)(b)	245	963
Frontier Communications Corp. (a)	1,166	6,809
General Communication, Inc. (Class A) (b)	6	66
tw telecom, Inc. (a)(b)	80	3,225
Verizon Communications, Inc.	131	6,410
Windstream Holdings, Inc.	213	2,121

		39,574

ELECTRIC UTILITIES — 0.6%
ALLETE, Inc. (a)	30	1,540
American Electric Power Co., Inc.	108	6,023
Cleco Corp.	14	825
Duke Energy Corp.	111	8,235
Edison International	93	5,404
El Paso Electric Co.	15	603
Entergy Corp. (a)	29	2,381
Exelon Corp. (a)	81	2,955
FirstEnergy Corp.	14	486
Great Plains Energy, Inc.	35	940
Hawaiian Electric Industries, Inc. (a)	33	836
IDACORP, Inc. (a)	14	810
NextEra Energy, Inc.	261	26,747
Northeast Utilities	50	2,363
OGE Energy Corp.	44	1,720
Pepco Holdings, Inc.	24	660
Pinnacle West Capital Corp. (a)	11	636
PNM Resources, Inc. (a)	6	176
PPL Corp.	140	4,974
Southern Co. (a)	84	3,812
UIL Holdings Corp. (a)	12	465
UNS Energy Corp.	17	1,027
Westar Energy, Inc. (a)	44	1,680
Xcel Energy, Inc.	77	2,482

		77,780

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	45	6,221
AMETEK, Inc. (a)	194	10,143
AZZ, Inc. (a)	6	277
Eaton Corp. PLC	344	26,550
Emerson Electric Co.	467	30,990
Encore Wire Corp. (a)	6	294
EnerSys (a)	57	3,921
Franklin Electric Co., Inc. (a)	36	1,452
General Cable Corp. (a)	2	51
Hubbell, Inc. (Class B)	42	5,172
Powell Industries, Inc.	6	392
Regal-Beloit Corp.	8	629
Rockwell Automation, Inc.	162	20,276

		106,368

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Agilysys, Inc. (a)(b)	3	$42
Amphenol Corp. (Class A)	95	9,152
Anixter International, Inc. (a)	24	2,402
Arrow Electronics, Inc. (b)	117	7,068
Avnet, Inc.	153	6,779
Badger Meter, Inc. (a)	6	316
Belden, Inc.	53	4,143
Benchmark Electronics, Inc. (b)	60	1,529
Checkpoint Systems, Inc. (a)(b)	71	993
Cognex Corp. (a)(b)	114	4,378
Coherent, Inc. (b)	14	926
Corning, Inc.	1,455	31,937
CTS Corp. (a)	12	224
Daktronics, Inc. (a)	6	72
Electro Scientific Industries, Inc.	3	20
FARO Technologies, Inc. (a)(b)	3	147
FEI Co. (a)	50	4,537
FLIR Systems, Inc.	165	5,731
II-VI, Inc. (a)(b)	9	130
Ingram Micro, Inc. (Class A) (b)	191	5,579
Insight Enterprises, Inc. (b)	9	277
Itron, Inc. (a)(b)	24	973
Jabil Circuit, Inc.	6	125
Knowles Corp. (b)	30	922
Littelfuse, Inc.	23	2,138
Measurement Specialties, Inc. (b)	17	1,463
Methode Electronics, Inc. (Class A)	60	2,293
Mettler-Toledo International, Inc. (a)(b)	8	2,025
MTS Systems Corp.	18	1,220
National Instruments Corp.	29	939
OSI Systems, Inc. (b)	2	134
Plexus Corp. (b)	21	909
Rogers Corp. (b)	17	1,128
Sanmina Corp. (b)	104	2,369
Scansource, Inc. (b)	42	1,599
SYNNEX Corp. (a)(b)	32	2,331
TE Connectivity, Ltd.	451	27,890
Tech Data Corp. (b)	33	2,063
Trimble Navigation, Ltd. (b)	255	9,422
TTM Technologies, Inc. (a)(b)	3	25
Vishay Intertechnology, Inc. (a)	95	1,472
Zebra Technologies Corp. (Class A) (b)	59	4,857

		152,679

ENERGY EQUIPMENT & SERVICES — 2.6%
Atwood Oceanics, Inc. (a)(b)	5	262
Baker Hughes, Inc.	481	35,810
Bristow Group, Inc. (a)	23	1,854
C&J Energy Services, Inc. (a)(b)	32	1,081
Cameron International Corp. (a)(b)	35	2,370
CARBO Ceramics, Inc.	18	2,774
Diamond Offshore Drilling, Inc. (a)	2	99
Dresser-Rand Group, Inc. (b)	2	127
Dril-Quip, Inc. (b)	32	3,496
Ensco PLC (Class A) (a)	23	1,278
Era Group, Inc. (a)(b)	3	86
Exterran Holdings, Inc.	72	3,239
FMC Technologies, Inc. (b)	23	1,405
Geospace Technologies Corp. (a)(b)	2	110
Gulf Island Fabrication, Inc. (a)	3	65
Halliburton Co.	885	62,844
Helix Energy Solutions Group, Inc. (a)(b)	3	79
Helmerich & Payne, Inc. (a)	132	15,327
Hornbeck Offshore Services, Inc. (a)(b)	2	94
ION Geophysical Corp. (a)(b)	12	51
Matrix Service Co. (b)	3	98
Nabors Industries, Ltd.	320	9,398
National Oilwell Varco, Inc.	257	21,164
Newpark Resources, Inc. (a)(b)	108	1,346
Noble Corp. PLC	8	269
Oceaneering International, Inc.	24	1,875
Oil States International, Inc. (a)(b)	18	1,154
Patterson-UTI Energy, Inc.	168	5,870
Pioneer Energy Services Corp. (b)	104	1,824
Rowan Cos. PLC	12	383
Schlumberger, Ltd. (a)	1,196	141,068
SEACOR Holdings, Inc. (a)(b)	17	1,398
Superior Energy Services, Inc.	26	940
Tetra Technologies, Inc. (a)(b)	108	1,272
Tidewater, Inc. (a)	10	562
Unit Corp. (b)	51	3,510

		324,582

FOOD & STAPLES RETAILING — 1.8%
Casey’s General Stores, Inc. (a)	21	1,476
Costco Wholesale Corp.	98	11,286
CVS Caremark Corp.	1,008	75,973
Safeway, Inc.	299	10,268
SpartanNash Co.	59	1,240
SUPERVALU, Inc. (a)(b)	152	1,249
Sysco Corp. (a)	167	6,254
The Andersons, Inc. (a)	35	1,805
The Kroger Co.	406	20,068
United Natural Foods, Inc. (b)	56	3,646
Wal-Mart Stores, Inc.	255	19,143
Walgreen Co.	906	67,162
Whole Foods Market, Inc.	176	6,799

		226,369

FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	559	24,657
B&G Foods, Inc. (a)	26	850
Cal-Maine Foods, Inc.	15	1,115
Calavo Growers, Inc.	6	203
Campbell Soup Co. (a)	29	1,328
ConAgra Foods, Inc.	14	416
Darling Ingredients, Inc. (b)	86	1,797
Dean Foods Co. (a)	56	985
Flowers Foods, Inc. (a)	40	843
General Mills, Inc.	138	7,251
Hain Celestial Group, Inc. (a)(b)	56	4,969
Hillshire Brands Co.	27	1,682
Hormel Foods Corp.	98	4,836
Ingredion, Inc. (a)	16	1,201
J&J Snack Foods Corp.	17	1,600
Kellogg Co.	41	2,694
Keurig Green Mountain, Inc. (a)	163	20,311

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Kraft Foods Group, Inc.	207	$12,410
Lancaster Colony Corp. (a)	18	1,713
McCormick & Co., Inc. (a)	29	2,076
Mead Johnson Nutrition Co. (a)	45	4,193
Mondelez International, Inc. (Class A)	592	22,265
Post Holdings, Inc. (a)(b)	32	1,629
Sanderson Farms, Inc. (a)	24	2,333
Seneca Foods Corp. (b)	9	275
Snyders-Lance, Inc. (a)	36	953
The Hershey Co.	80	7,790
The J.M. Smucker Co.	11	1,172
Tootsie Roll Industries, Inc. (a)	9	265
TreeHouse Foods, Inc. (a)(b)	17	1,361
Tyson Foods, Inc. (Class A)	332	12,463
WhiteWave Foods Co. (Class A) (b)	213	6,895

		154,531

GAS UTILITIES — 0.1%
AGL Resources, Inc. (a)	48	2,641
Atmos Energy Corp.	48	2,563
National Fuel Gas Co. (a)	35	2,741
New Jersey Resources Corp. (a)	6	343
Northwest Natural Gas Co. (a)	9	424
ONE Gas, Inc. (a)	41	1,548
Piedmont Natural Gas Co., Inc.	15	561
Questar Corp.	17	422
South Jersey Industries, Inc. (a)	20	1,208
Southwest Gas Corp.	24	1,267
The Laclede Group, Inc.	9	437
UGI Corp.	69	3,485
WGL Holdings, Inc.	24	1,034

		18,674

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (a)	18	798
Abbott Laboratories	341	13,947
Align Technology, Inc. (b)	95	5,324
Analogic Corp. (a)	5	391
Baxter International, Inc.	155	11,206
Becton, Dickinson and Co. (a)	140	16,562
Boston Scientific Corp. (b)	1,558	19,896
C.R. Bard, Inc. (a)	90	12,871
Cantel Medical Corp.	36	1,318
CareFusion Corp. (b)	140	6,209
CONMED Corp.	38	1,678
Covidien PLC	356	32,104
CryoLife, Inc.	27	242
Cyberonics, Inc. (a)(b)	27	1,686
Cynosure, Inc. (Class A) (b)	2	43
DENTSPLY International, Inc. (a)	41	1,941
Edwards Lifesciences Corp. (a)(b)	51	4,378
Greatbatch, Inc. (b)	9	442
Haemonetics Corp. (a)(b)	21	741
HealthStream, Inc. (b)	24	583
Hill-Rom Holdings, Inc.	35	1,453
Hologic, Inc. (a)(b)	77	1,952
ICU Medical, Inc. (b)	15	912
IDEXX Laboratories, Inc. (a)(b)	54	7,213
Integra LifeSciences Holdings Corp. (a)(b)	18	847
Intuitive Surgical, Inc. (b)	2	824
Masimo Corp. (a)(b)	30	708
Medtronic, Inc. (a)	915	58,340
Meridian Bioscience, Inc. (a)	15	310
Merit Medical Systems, Inc. (b)	15	227
Natus Medical, Inc. (b)	36	905
Neogen Corp. (b)	38	1,538
NuVasive, Inc. (a)(b)	51	1,814
ResMed, Inc. (a)	32	1,620
St. Jude Medical, Inc. (a)	323	22,368
STERIS Corp. (a)	36	1,925
Stryker Corp. (a)	215	18,129
SurModics, Inc. (a)(b)	15	321
Symmetry Medical, Inc. (b)	12	106
Teleflex, Inc. (a)	44	4,646
The Cooper Cos., Inc.	32	4,337
Thoratec Corp. (b)	20	697
Varian Medical Systems, Inc. (b)	81	6,734
West Pharmaceutical Services, Inc.	72	3,037
Zimmer Holdings, Inc.	113	11,736

		285,059

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc. (a)	308	24,973
Air Methods Corp. (a)(b)	29	1,498
Almost Family, Inc. (a)(b)	3	66
Amedisys, Inc. (a)(b)	9	151
AmerisourceBergen Corp.	138	10,027
AMN Healthcare Services, Inc. (a)(b)	51	627
AmSurg Corp. (b)	32	1,458
Bio-Reference Laboratories, Inc. (a)(b)	27	816
Cardinal Health, Inc. (a)	401	27,493
Centene Corp. (b)	53	4,007
Chemed Corp. (a)	5	469
CIGNA Corp. (a)	198	18,210
Community Health Systems, Inc. (a)(b)	18	817
Cross Country Healthcare, Inc. (a)(b)	3	20
DaVita HealthCare Partners, Inc. (a)(b)	84	6,075
Express Scripts Holding Co. (b)	559	38,755
Gentiva Health Services, Inc. (b)	36	542
Hanger, Inc. (a)(b)	39	1,226
Health Net, Inc. (b)	18	748
Healthways, Inc. (a)(b)	39	684
Henry Schein, Inc. (b)	78	9,256
HMS Holdings Corp. (a)(b)	41	837
Humana, Inc. (a)	180	22,990
IPC The Hospitalist Co. (a)(b)	6	265
Kindred Healthcare, Inc.	68	1,571
Laboratory Corp. of America Holdings (b)	20	2,048
Landauer, Inc. (a)	6	252
LHC Group, Inc. (a)(b)	9	192
LifePoint Hospitals, Inc. (b)	4	248
Magellan Health, Inc. (a)(b)	3	187
McKesson Corp.	284	52,884
MEDNAX, Inc. (a)(b)	105	6,106
Molina Healthcare, Inc. (a)(b)	21	937
MWI Veterinary Supply, Inc. (a)(b)	12	1,704
Omnicare, Inc. (a)	114	7,589
Owens & Minor, Inc. (a)	42	1,427

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Patterson Cos., Inc. (a)	30	$1,185
PharMerica Corp. (b)	51	1,458
Quest Diagnostics, Inc. (a)	32	1,878
Tenet Healthcare Corp. (a)(b)	17	798
The Ensign Group, Inc. (a)	18	559
UnitedHealth Group, Inc.	1,029	84,121
Universal Health Services, Inc. (Class B)	60	5,746
VCA, Inc. (a)(b)	92	3,228
WellCare Health Plans, Inc. (b)	12	896
WellPoint, Inc.	293	31,530

		378,554

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	146	2,343
Cerner Corp. (b)	140	7,221
Computer Programs and Systems, Inc. (a)	3	191
Medidata Solutions, Inc. (a)(b)	54	2,312
Omnicell, Inc. (a)(b)	50	1,436

		13,503

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (a)(b)	41	2,695
Bob Evans Farms, Inc. (a)	21	1,051
Boyd Gaming Corp. (b)	92	1,116
Brinker International, Inc. (a)	56	2,724
Buffalo Wild Wings, Inc. (a)(b)	17	2,817
Carnival Corp. (a)	180	6,777
Chipotle Mexican Grill, Inc. (a)(b)	36	21,330
Cracker Barrel Old Country Store, Inc. (a)	15	1,494
Darden Restaurants, Inc. (a)	21	972
DineEquity, Inc. (a)	6	477
Domino’s Pizza, Inc. (a)	68	4,970
International Game Technology	8	127
International Speedway Corp. (Class A) (a)	18	599
Interval Leisure Group, Inc. (a)	39	856
Jack in the Box, Inc.	48	2,872
Life Time Fitness, Inc. (a)(b)	12	585
Marcus Corp. (a)	3	55
Marriott International, Inc. (Class A) (a)	203	13,012
Marriott Vacations Worldwide Corp. (b)	11	645
McDonald’s Corp.	158	15,917
Multimedia Games Holding Co., Inc. (a)(b)	33	978
Panera Bread Co. (Class A) (a)(b)	2	300
Papa John’s International, Inc.	42	1,780
Pinnacle Entertainment, Inc. (a)(b)	72	1,813
Red Robin Gourmet Burgers, Inc. (a)(b)	12	854
Ruby Tuesday, Inc. (a)(b)	3	23
Ruth’s Hospitality Group, Inc. (a)	36	445
Scientific Games Corp. (Class A) (a)(b)	60	667
Sonic Corp. (b)	57	1,259
Starbucks Corp. (a)	451	34,898
Starwood Hotels & Resorts Worldwide, Inc.	140	11,315
Texas Roadhouse, Inc.	24	624
The Cheesecake Factory, Inc.	42	1,950
The Wendy’s Co.	314	2,678
Wyndham Worldwide Corp.	86	6,512
Wynn Resorts, Ltd. (a)	102	21,171
Yum! Brands, Inc.	155	12,586

		180,944

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	9	221
Ethan Allen Interiors, Inc. (a)	12	297
Garmin, Ltd. (a)	152	9,257
Harman International Industries, Inc.	80	8,594
Helen of Troy, Ltd. (b)	32	1,940
iRobot Corp. (a)(b)	32	1,310
Jarden Corp. (b)	122	7,241
KB Home (a)	29	542
La-Z-Boy, Inc. (a)	57	1,321
Leggett & Platt, Inc. (a)	32	1,097
Lennar Corp. (Class A) (a)	5	210
M.D.C. Holdings, Inc. (a)	11	333
M/I Homes, Inc. (b)	24	582
Meritage Homes Corp. (b)	14	591
Mohawk Industries, Inc. (a)(b)	36	4,980
Newell Rubbermaid, Inc. (a)	132	4,091
NVR, Inc. (b)	2	2,301
Pulte Group, Inc.	11	222
Standard Pacific Corp. (a)(b)	14	120
Tempur Sealy International, Inc. (b)	14	836
The Ryland Group, Inc. (a)	23	907
Toll Brothers, Inc. (b)	14	517
Tupperware Brands Corp. (a)	15	1,256
Whirlpool Corp.	68	9,467

		58,233

HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (Class A) (b)	42	386
Church & Dwight Co., Inc.	48	3,358
Colgate-Palmolive Co.	302	20,590
Energizer Holdings, Inc.	18	2,197
Kimberly-Clark Corp. (a)	132	14,681
The Clorox Co. (a)	29	2,651
The Procter & Gamble Co.	772	60,671
WD-40 Co.	12	903

		105,437

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc.	153	5,692
The AES Corp.	146	2,270

		7,962

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co. (a)	577	82,650
Carlisle Cos., Inc.	47	4,071
Danaher Corp.	394	31,020
General Electric Co.	5,380	141,386
Roper Industries, Inc.	41	5,986

		265,113

INSURANCE — 3.2%
ACE, Ltd.	138	14,311
Aflac, Inc.	245	15,251

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Alleghany Corp. (a)(b)	5	$2,191
American Financial Group, Inc. (a)	30	1,787
American International Group, Inc.	876	47,812
AMERISAFE, Inc. (a)	15	610
Aon PLC	332	29,910
Arthur J. Gallagher & Co.	72	3,355
Aspen Insurance Holdings, Ltd.	23	1,045
Assurant, Inc.	80	5,244
Brown & Brown, Inc.	41	1,259
Cincinnati Financial Corp. (a)	33	1,585
eHealth, Inc. (a)(b)	18	684
Employers Holdings, Inc. (a)	18	381
Everest Re Group, Ltd. (a)	23	3,691
Fidelity National Financial, Inc. (Class A) (a)	165	5,405
First American Financial Corp. (a)	30	834
Genworth Financial, Inc. (Class A) (a)(b)	601	10,458
Hartford Financial Services Group, Inc. (a)	353	12,641
HCC Insurance Holdings, Inc.	29	1,419
Horace Mann Educators Corp.	42	1,313
Infinity Property & Casualty Corp. (a)	3	202
Kemper Corp. (a)	33	1,216
Lincoln National Corp.	326	16,770
Loews Corp.	48	2,113
Marsh & McLennan Cos., Inc. (a)	503	26,066
Mercury General Corp.	29	1,364
MetLife, Inc.	1,167	64,839
Old Republic International Corp.	191	3,159
Primerica, Inc.	41	1,962
Principal Financial Group, Inc.	234	11,812
ProAssurance Corp.	18	799
Protective Life Corp.	92	6,378
Prudential Financial, Inc.	512	45,450
Reinsurance Group of America, Inc.	53	4,182
RLI Corp. (a)	36	1,648
Safety Insurance Group, Inc. (a)	6	308
Selective Insurance Group, Inc.	45	1,112
StanCorp Financial Group, Inc. (a)	51	3,264
Stewart Information Services Corp. (a)	21	651
The Allstate Corp.	212	12,449
The Chubb Corp.	54	4,977
The Hanover Insurance Group, Inc.	29	1,831
The Navigators Group, Inc. (a)(b)	3	201
The Progressive Corp.	87	2,206
The Travelers Cos., Inc. (a)	56	5,268
Torchmark Corp. (a)	71	5,816
United Fire Group, Inc. (a)	24	704
Unum Group (a)	206	7,161
W.R. Berkley Corp.	20	926
XL Group PLC	36	1,178

		397,198

INTERNET & CATALOG RETAIL — 1.9%
Amazon.com, Inc. (a)(b)	341	110,750
Expedia, Inc.	87	6,852
FTD Cos., Inc. (a)(b)	27	858
HSN, Inc.	8	474
Netflix, Inc. (b)	71	31,283
NutriSystem, Inc. (a)	3	51
PetMed Express, Inc. (a)	6	81
The Priceline Group, Inc. (a)(b)	65	78,195
TripAdvisor, Inc. (a)(b)	132	14,343

		242,887

INTERNET SOFTWARE & SERVICES — 4.4%
Akamai Technologies, Inc. (b)	164	10,014
AOL, Inc. (a)(b)	33	1,313
Blucora, Inc. (a)(b)	51	962
comScore, Inc. (a)(b)	38	1,348
Conversant, Inc. (a)(b)	26	660
Dealertrack Technologies, Inc. (a)(b)	51	2,312
Dice Holdings, Inc. (a)(b)	3	23
Digital River, Inc. (b)	3	46
eBay, Inc. (a)(b)	258	12,915
Equinix, Inc. (b)	2	420
Facebook, Inc. (Class A) (b)	2,131	143,395
Google, Inc. (Class A) (b)	279	163,123
Google, Inc. (Class C) (a)(b)	279	160,503
j2 Global, Inc. (a)	53	2,696
Liquidity Services, Inc. (a)(b)	2	32
LivePerson, Inc. (b)	57	579
LogMeIn, Inc. (b)	29	1,352
Monster Worldwide, Inc. (a)(b)	3	20
NIC, Inc.	44	697
OpenTable, Inc. (b)	27	2,797
Perficient, Inc. (b)	27	526
Rackspace Hosting, Inc. (a)(b)	11	370
VeriSign, Inc. (a)(b)	60	2,929
XO Group, Inc. (b)	3	37
Yahoo!, Inc. (b)	1,035	36,360

		545,429

IT SERVICES — 2.9%
Accenture PLC (Class A)	101	8,165
Acxiom Corp. (b)	78	1,692
Alliance Data Systems Corp. (a)(b)	62	17,438
Automatic Data Processing, Inc. (a)	228	18,076
Broadridge Financial Solutions, Inc.	140	5,830
CACI International, Inc. (Class A) (a)(b)	21	1,474
Cardtronics, Inc. (a)(b)	36	1,227
CIBER, Inc. (a)(b)	12	59
Cognizant Technology Solutions Corp. (Class A) (b)	709	34,677
Computer Sciences Corp. (a)	116	7,331
Convergys Corp. (a)	56	1,201
CoreLogic, Inc. (b)	32	972
CSG Systems International, Inc. (a)	39	1,018
DST Systems, Inc.	32	2,949
ExlService Holdings, Inc. (a)(b)	12	353
Fidelity National Information Services, Inc.	248	13,576
Fiserv, Inc. (b)	168	10,134
Gartner, Inc. (b)	68	4,795
Global Payments, Inc.	84	6,119
Heartland Payment Systems, Inc. (a)	41	1,690
iGate Corp. (b)	30	1,092
International Business Machines Corp.	93	16,858

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Jack Henry & Associates, Inc.	51	$3,031
Leidos Holdings, Inc.	6	230
Mastercard, Inc. (Class A)	999	73,397
MAXIMUS, Inc.	45	1,936
NeuStar, Inc. (Class A) (a)(b)	14	364
Paychex, Inc.	195	8,104
Science Applications International Corp.	9	397
TeleTech Holdings, Inc. (b)	3	87
Teradata Corp. (b)	5	201
The Western Union Co. (a)	178	3,087
Total System Services, Inc.	143	4,492
VeriFone Systems, Inc. (b)	131	4,814
Virtusa Corp. (a)(b)	38	1,360
Visa, Inc. (Class A)	401	84,495
WEX, Inc. (a)(b)	18	1,889
Xerox Corp.	1,089	13,547

		358,157

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc.	15	591
Brunswick Corp.	102	4,297
Callaway Golf Co. (a)	21	175
Hasbro, Inc. (a)	71	3,767
Mattel, Inc. (a)	11	429
Polaris Industries, Inc. (a)	81	10,549
Sturm Ruger & Co, Inc. (a)	21	1,239

		21,047

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Affymetrix, Inc. (b)	3	27
Agilent Technologies, Inc. (a)	326	18,726
Bio-Rad Laboratories, Inc. (Class A) (b)	3	359
Cambrex Corp. (a)(b)	36	745
Charles River Laboratories International, Inc. (a)(b)	39	2,087
Covance, Inc. (b)	59	5,049
PAREXEL International Corp. (b)	63	3,329
PerkinElmer, Inc.	125	5,855
Techne Corp.	26	2,407
Thermo Fisher Scientific, Inc.	469	55,342
Waters Corp. (b)	41	4,282

		98,208

MACHINERY — 2.6%
Actuant Corp. (Class A)	39	1,348
AGCO Corp.	26	1,462
Albany International Corp. (Class A)	30	1,139
Astec Industries, Inc. (a)	3	132
Barnes Group, Inc.	50	1,927
Briggs & Stratton Corp. (a)	45	921
Caterpillar, Inc. (a)	341	37,056
CIRCOR International, Inc.	26	2,005
CLARCOR, Inc.	20	1,237
Crane Co.	47	3,495
Cummins, Inc.	192	29,624
Deere & Co. (a)	81	7,335
Donaldson Co., Inc. (a)	65	2,751
Dover Corp.	188	17,099
EnPro Industries, Inc. (a)(b)	21	1,536
ESCO Technologies, Inc. (a)	24	831
Federal Signal Corp.	60	879
Flowserve Corp.	155	11,524
Graco, Inc. (a)	53	4,138
Harsco Corp. (a)	44	1,172
Hillenbrand, Inc.	53	1,729
IDEX Corp.	90	7,267
Illinois Tool Works, Inc. (a)	308	26,968
Ingersoll-Rand PLC (a)	254	15,878
ITT Corp. (a)	111	5,339
John Bean Technologies Corp. (a)	6	186
Joy Global, Inc. (a)	23	1,416
Kennametal, Inc. (a)	27	1,250
Lincoln Electric Holdings, Inc.	84	5,870
Lindsay Corp. (a)	9	760
Lydall, Inc. (a)(b)	15	411
Mueller Industries, Inc. (a)	17	500
Nordson Corp.	14	1,123
Oshkosh Corp.	99	5,497
PACCAR, Inc.	368	23,121
Pall Corp.	114	9,734
Parker Hannifin Corp.	156	19,614
Pentair PLC	221	15,939
Snap-On, Inc.	47	5,570
SPX Corp.	41	4,437
Standex International Corp. (a)	9	670
Stanley Black & Decker, Inc. (a)	54	4,742
Tennant Co.	23	1,755
Terex Corp. (a)	129	5,302
The Toro Co.	60	3,816
Timken Co. (a)	32	2,171
Trinity Industries, Inc. (a)	192	8,394
Valmont Industries, Inc. (a)	3	456
Wabtec Corp. (a)	101	8,342
Watts Water Technologies, Inc. (Class A)	21	1,296
Woodward, Inc.	36	1,806
Xylem, Inc. (a)	170	6,644

		325,614

MARINE — 0.1%
Kirby Corp. (b)	53	6,208
Matson, Inc.	6	161

		6,369

MEDIA — 3.7%
AMC Networks, Inc. (Class A) (b)	24	1,476
Cablevision Systems Corp. (Class A) (a)	143	2,524
CBS Corp. (a)	554	34,426
Cinemark Holdings, Inc.	11	389
Comcast Corp. (Class A) (a)	1,561	83,794
DIRECTV (Class A) (b)	464	39,445
Discovery Communications, Inc. (Series A) (b)	50	3,714
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	65	1,512
Gannett Co., Inc. (a)	272	8,516
John Wiley & Sons, Inc. (Class A) (a)	48	2,908
Lamar Advertising Co. (Class A)	32	1,696
Live Nation Entertainment, Inc. (b)	155	3,827
Meredith Corp. (a)	39	1,886
News Corp. (Class A) (b)	141	2,529

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Omnicom Group, Inc. (a)	171	$12,179
Scholastic Corp. (a)	18	614
Scripps Networks Interactive, Inc. (Class A) (a)	53	4,300
The E.W. Scripps Co. (Class A) (a)(b)	24	508
The Interpublic Group of Cos., Inc. (a)	308	6,009
The New York Times Co. (Class A) (a)	105	1,597
The Walt Disney Co.	1,286	110,262
Time Warner Cable, Inc.	323	47,578
Time Warner, Inc.	311	21,848
Time, Inc. (a)(b)	38	920
Twenty-First Century Fox, Inc.	1,041	36,591
Viacom, Inc. (Class B)	388	33,651

		464,699

METALS & MINING — 0.7%
A.M. Castle & Co. (b)	3	33
AK Steel Holding Corp. (a)(b)	168	1,337
Alcoa, Inc. (a)	1,367	20,355
Allegheny Technologies, Inc. (a)	120	5,412
Carpenter Technology Corp. (a)	62	3,921
Century Aluminum Co. (b)	3	47
Cliffs Natural Resources, Inc. (a)	6	90
Commercial Metals Co.	121	2,095
Compass Minerals International, Inc.	3	287
Freeport-McMoRan Copper & Gold, Inc. (a)	490	17,885
Globe Specialty Metals, Inc.	75	1,559
Kaiser Aluminum Corp. (a)	15	1,093
Materion Corp. (a)	3	111
Newmont Mining Corp. (a)	8	204
Nucor Corp.	171	8,422
Reliance Steel & Aluminum Co.	32	2,359
Royal Gold, Inc. (a)	27	2,055
RTI International Metals, Inc. (a)(b)	29	771
Steel Dynamics, Inc. (a)	134	2,405
Stillwater Mining Co. (a)(b)	5	88
SunCoke Energy, Inc. (b)	81	1,741
United States Steel Corp. (a)	170	4,427
US Silica Holdings, Inc.	66	3,659
Worthington Industries, Inc.	32	1,377

		81,733

MULTI-UTILITIES — 0.7%
Alliant Energy Corp. (a)	38	2,313
Ameren Corp. (a)	131	5,355
Avista Corp. (a)	18	603
Black Hills Corp. (a)	48	2,947
CenterPoint Energy, Inc.	68	1,737
CMS Energy Corp.	77	2,398
Consolidated Edison, Inc. (a)	9	520
Dominion Resources, Inc.	311	22,243
DTE Energy Co. (a)	50	3,893
Integrys Energy Group, Inc. (a)	12	854
MDU Resources Group, Inc.	209	7,336
NiSource, Inc.	188	7,396
NorthWestern Corp. (a)	30	1,566
PG&E Corp. (a)	15	720
Public Service Enterprise Group, Inc.	144	5,874
SCANA Corp. (a)	30	1,614
Sempra Energy	137	14,345
TECO Energy, Inc. (a)	33	610
Vectren Corp. (a)	39	1,657
Wisconsin Energy Corp. (a)	50	2,346

		86,327

MULTILINE RETAIL — 0.4%
Dollar General Corp. (b)	84	4,818
Dollar Tree, Inc. (b)	72	3,921
Family Dollar Stores, Inc.	27	1,786
Fred’s, Inc. (Class A) (a)	21	321
J.C. Penney Co., Inc. (a)(b)	6	54
Kohl’s Corp. (a)	134	7,059
Macy’s, Inc.	359	20,829
Nordstrom, Inc. (a)	50	3,397
Target Corp. (a)	20	1,159
Tuesday Morning Corp. (a)(b)	51	909

		44,253

OIL, GAS & CONSUMABLE FUELS — 6.0%
Anadarko Petroleum Corp.	80	8,758
Apache Corp.	162	16,300
Approach Resources, Inc. (a)(b)	27	614
Arch Coal, Inc. (a)	6	22
Bill Barrett Corp. (b)	57	1,526
Cabot Oil & Gas Corp.	66	2,253
Carrizo Oil & Gas, Inc. (b)	36	2,493
Chesapeake Energy Corp.	464	14,421
Chevron Corp. (a)	302	39,426
Cimarex Energy Co.	101	14,489
Cloud Peak Energy, Inc. (b)	44	810
Comstock Resources, Inc.	53	1,529
ConocoPhillips (a)	736	63,097
CONSOL Energy, Inc. (a)	138	6,358
Denbury Resources, Inc. (a)	12	222
Devon Energy Corp.	254	20,168
Energen Corp.	86	7,644
EOG Resources, Inc.	637	74,440
EQT Corp. (a)	129	13,790
Exxon Mobil Corp.	1,774	178,606
Forest Oil Corp. (a)(b)	3	7
Green Plains, Inc.	53	1,742
Gulfport Energy Corp. (b)	96	6,029
Hess Corp. (a)	129	12,757
HollyFrontier Corp. (a)	44	1,922
Kinder Morgan, Inc.	21	761
Marathon Oil Corp.	242	9,661
Marathon Petroleum Corp.	122	9,525
Murphy Oil Corp. (a)	107	7,113
Newfield Exploration Co. (a)(b)	150	6,630
Noble Energy, Inc. (a)	261	20,217
Northern Oil and Gas, Inc. (a)(b)	3	49
Occidental Petroleum Corp.	276	28,326
ONEOK, Inc. (a)	204	13,888
PDC Energy, Inc. (b)	36	2,273
Peabody Energy Corp. (a)	9	147
Penn Virginia Corp. (a)(b)	15	254
PetroQuest Energy, Inc. (b)	6	45
Phillips 66	499	40,135
Pioneer Natural Resources Co. (a)	171	39,298

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

QEP Resources, Inc. (a)	39	$1,345
Range Resources Corp.	68	5,913
Rosetta Resources, Inc. (a)(b)	2	110
SM Energy Co. (a)	32	2,691
Southwestern Energy Co. (b)	212	9,644
Spectra Energy Corp.	400	16,992
Stone Energy Corp. (b)	47	2,199
Tesoro Corp.	12	704
The Williams Cos., Inc.	237	13,796
Valero Energy Corp.	589	29,509
World Fuel Services Corp.	3	148
WPX Energy, Inc. (b)	107	2,558

		753,354

PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (b)	18	1,111
Deltic Timber Corp. (a)	3	181
Domtar Corp.	82	3,514
International Paper Co.	69	3,482
KapStone Paper and Packaging Corp. (b)	78	2,584
Louisiana-Pacific Corp. (a)(b)	41	616
Neenah Paper, Inc.	21	1,116
P.H. Glatfelter Co.	44	1,167
Schweitzer-Mauduit International, Inc.	9	393
Wausau Paper Corp. (a)	36	390
Weyerhaeuser Co. (a)	92	3,044

		17,598

PERSONAL PRODUCTS — 0.0% (d)
Avon Products, Inc. (a)	41	599
Inter Parfums, Inc. (a)	3	89
Medifast, Inc. (b)	15	456
The Estee Lauder Cos., Inc. (Class A) (a)	24	1,782

		2,926

PHARMACEUTICALS — 5.4%
AbbVie, Inc.	751	42,386
Actavis PLC (b)	215	47,956
Akorn, Inc. (a)(b)	83	2,760
Allergan, Inc. (a)	86	14,553
Bristol-Myers Squibb Co.	1,505	73,008
Eli Lilly & Co.	341	21,200
Endo International PLC (a)(b)	167	11,693
Forest Laboratories, Inc. (b)	293	29,007
Hospira, Inc. (a)(b)	143	7,346
Impax Laboratories, Inc. (a)(b)	77	2,309
Johnson & Johnson	1,528	159,859
Mallinckrodt PLC (a)(b)	65	5,201
Merck & Co., Inc.	2,133	123,394
Mylan, Inc. (b)	458	23,615
Perrigo Co. PLC (a)	114	16,617
Pfizer, Inc.	2,618	77,702
Prestige Brands Holdings, Inc. (b)	8	271
Questcor Pharmaceuticals, Inc. (a)	68	6,289
Salix Pharmaceuticals, Ltd. (b)	77	9,498
The Medicines Co. (a)(b)	2	58
Zoetis, Inc.	17	549

		675,271

PROFESSIONAL SERVICES — 0.4%
CDI Corp. (a)	15	216
Dun & Bradstreet Corp. (a)	15	1,653
Equifax, Inc.	50	3,627
Exponent, Inc. (a)	9	667
FTI Consulting, Inc. (a)(b)	32	1,210
Insperity, Inc. (a)	26	858
Korn/Ferry International (b)	68	1,997
Manpower, Inc. (a)	98	8,315
Navigant Consulting, Inc. (a)(b)	75	1,309
Nielsen NV	248	12,006
On Assignment, Inc. (b)	54	1,921
Resources Connection, Inc. (a)	30	393
Robert Half International, Inc. (a)	117	5,586
The Corporate Executive Board Co.	36	2,456
Towers Watson & Co. (Class A) (a)	80	8,338
TrueBlue, Inc. (b)	27	744
WageWorks, Inc. (a)(b)	42	2,025

		53,321

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Acadia Realty Trust	36	1,011
Alexandria Real Estate Equities, Inc.	14	1,087
American Campus Communities, Inc.	3	115
American Tower Corp.	38	3,419
Apartment Investment & Management Co. (Class A)	14	452
AvalonBay Communities, Inc.	27	3,839
BioMed Realty Trust, Inc.	30	655
Boston Properties, Inc.	53	6,264
Camden Property Trust	8	569
CareTrust REIT, Inc. (b)	18	356
Cedar Realty Trust, Inc.	60	375
Coresite Realty Corp. (a)	24	794
Corporate Office Properties Trust (a)	8	222
Corrections Corp. of America (a)	18	591
Cousins Properties, Inc.	107	1,332
Crown Castle International Corp.	32	2,376
DiamondRock Hospitality Co.	155	1,987
Duke Realty Corp.	32	581
EastGroup Properties, Inc.	5	321
EPR Properties	27	1,509
Equity One, Inc.	6	142
Equity Residential (a)	74	4,662
Essex Property Trust, Inc. (a)	21	3,883
Extra Space Storage, Inc. (a)	53	2,822
Federal Realty Investment Trust	6	726
Franklin Street Properties Corp. (a)	75	944
General Growth Properties, Inc. (a)	86	2,026
Getty Realty Corp. (a)	15	286
Government Properties Income Trust (a)	33	838
HCP, Inc.	14	579
Health Care REIT, Inc.	9	564
Healthcare Realty Trust, Inc.	26	661
Highwoods Properties, Inc. (a)	29	1,217
Home Properties, Inc. (a)	18	1,151
Hospitality Properties Trust	42	1,277
Host Hotels & Resorts, Inc. (a)	311	6,845
Inland Real Estate Corp. (a)	48	510
Kilroy Realty Corp. (a)	8	498

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Kimco Realty Corp. (a)	39	$896
Kite Realty Group Trust (a)	60	368
LaSalle Hotel Properties (a)	59	2,082
Lexington Realty Trust	20	220
Liberty Property Trust	5	190
LTC Properties, Inc.	18	703
Mack-Cali Realty Corp.	12	258
Medical Properties Trust, Inc. (a)	56	741
Mid-America Apartment Communities, Inc.	22	1,607
National Retail Properties, Inc. (a)	27	1,004
OMEGA Healthcare Investors, Inc. (a)	59	2,175
Parkway Properties, Inc.	50	1,033
Pennsylvania Real Estate Investment Trust	63	1,186
Plum Creek Timber Co., Inc. (a)	17	767
Post Properties, Inc. (a)	9	481
Potlatch Corp.	9	373
ProLogis (a)	80	3,287
PS Business Parks, Inc.	15	1,252
Public Storage	32	5,483
Rayonier, Inc.	5	178
Realty Income Corp. (a)	8	355
Regency Centers Corp.	3	167
Saul Centers, Inc.	12	583
Senior Housing Properties Trust	6	146
Simon Property Group, Inc.	30	4,988
SL Green Realty Corp. (a)	33	3,611
Sovran Self Storage, Inc.	3	232
Tanger Factory Outlet Centers, Inc.	21	734
Taubman Centers, Inc.	14	1,061
The Geo Group, Inc.	8	286
The Macerich Co.	14	935
UDR, Inc.	57	1,632
Universal Health Realty Income Trust (a)	12	522
Urstadt Biddle Properties, Inc. (Class A) (a)	15	313
Ventas, Inc. (a)	9	577
Vornado Realty Trust	83	8,859
Washington Prime Group, Inc. (b)	15	281
Weingarten Realty Investors (a)	11	361

		107,413

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	18	746
CBRE Group, Inc. (a)(b)	132	4,229
Forestar Group, Inc. (a)(b)	30	573
Jones Lang LaSalle, Inc.	27	3,413

		8,961

ROAD & RAIL — 1.2%
ArcBest Corp.	39	1,697
Con-way, Inc.	38	1,916
CSX Corp. (a)	604	18,609
Genesee & Wyoming, Inc. (Class A) (b)	14	1,470
Heartland Express, Inc. (a)	62	1,323
J.B. Hunt Transport Services, Inc.	15	1,107
Kansas City Southern	11	1,183
Knight Transportation, Inc. (a)	71	1,688
Landstar System, Inc.	12	768
Norfolk Southern Corp.	245	25,242
Old Dominion Freight Line, Inc. (a)(b)	84	5,349
Ryder Systems, Inc. (a)	59	5,197
Saia, Inc. (b)	35	1,538
Union Pacific Corp.	778	77,605
Werner Enterprises, Inc. (a)	3	79

		144,771

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Energy Industries, Inc. (b)	33	635
Advanced Micro Devices, Inc. (a)(b)	754	3,159
Altera Corp.	150	5,214
Analog Devices, Inc. (a)	207	11,193
Applied Materials, Inc.	1,337	30,149
Atmel Corp. (b)	362	3,392
Broadcom Corp. (Class A)	17	631
Brooks Automation, Inc.	3	32
Cabot Microelectronics Corp. (b)	21	938
Cirrus Logic, Inc. (a)(b)	2	45
Cree, Inc. (a)(b)	20	999
Cypress Semiconductor Corp. (a)(b)	3	33
Diodes, Inc. (b)	35	1,014
DSP Group, Inc. (a)(b)	3	25
Entropic Communications, Inc. (a)(b)	15	50
Exar Corp. (a)(b)	42	475
Fairchild Semiconductor International, Inc. (a)(b)	62	967
First Solar, Inc. (a)(b)	71	5,045
GT Advanced Technologies, Inc. (a)(b)	153	2,846
Hittite Microwave Corp. (a)	9	702
Integrated Device Technology, Inc. (b)	170	2,628
Intel Corp. (a)	1,726	53,333
International Rectifier Corp. (b)	83	2,316
Intersil Corp. (Class A) (a)	149	2,228
KLA-Tencor Corp.	143	10,388
Kopin Corp. (a)(b)	6	20
Kulicke & Soffa Industries, Inc. (b)	21	299
Lam Research Corp. (a)	87	5,879
Linear Technology Corp.	246	11,579
Micrel, Inc. (a)	6	68
Microchip Technology, Inc. (a)	195	9,518
Micron Technology, Inc. (b)	1,307	43,066
Microsemi Corp. (a)(b)	62	1,659
MKS Instruments, Inc. (a)	9	281
Monolithic Power Systems, Inc. (a)	36	1,525
NVIDIA Corp. (a)	494	9,159
Pericom Semiconductor Corp. (b)	6	54
Power Integrations, Inc.	38	2,187
RF Micro Devices, Inc. (a)(b)	311	2,982
Rubicon Technology, Inc. (a)(b)	3	26
Rudolph Technologies, Inc. (a)(b)	36	356
Semtech Corp. (b)	32	837
Silicon Laboratories, Inc. (b)	23	1,133
Skyworks Solutions, Inc.	233	10,942
SunEdison, Inc. (a)(b)	282	6,373
Synaptics, Inc. (b)	33	2,991
Teradyne, Inc. (a)	117	2,293
Tessera Technologies, Inc. (a)	41	905
Texas Instruments, Inc.	993	47,455

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

TriQuint Semiconductor, Inc. (b)	194	$3,067
Ultratech, Inc. (a)(b)	30	665
Veeco Instruments, Inc. (a)(b)	5	186
Xilinx, Inc.	296	14,004

		317,946

SOFTWARE — 4.2%
ACI Worldwide, Inc. (a)(b)	36	2,010
Adobe Systems, Inc. (b)	511	36,976
Advent Software, Inc.	35	1,140
Ansys, Inc. (b)	9	682
Autodesk, Inc. (b)	150	8,457
Blackbaud, Inc.	14	500
Bottomline Technologies, Inc. (a)(b)	35	1,047
CA, Inc. (a)	173	4,972
Cadence Design Systems, Inc. (b)	63	1,102
Citrix Systems, Inc. (b)	6	375
CommVault Systems, Inc. (a)(b)	2	98
Compuware Corp.	21	210
Concur Technologies, Inc. (a)(b)	56	5,227
Ebix, Inc. (a)	33	472
Electronic Arts, Inc. (b)	379	13,595
EPIQ Systems, Inc.	3	42
FactSet Research Systems, Inc.	17	2,045
Fair Isaac Corp.	32	2,040
Fortinet, Inc. (b)	83	2,086
Informatica Corp. (b)	63	2,246
Interactive Intelligence Group (a)(b)	23	1,291
Intuit, Inc. (a)	242	19,488
Manhattan Associates, Inc. (b)	84	2,892
Mentor Graphics Corp. (a)	99	2,135
MICROS Systems, Inc. (b)	41	2,784
Microsoft Corp.	5,958	248,448
MicroStrategy, Inc. (b)	3	422
Monotype Imaging Holdings, Inc.	59	1,662
Netscout Systems, Inc. (b)	47	2,084
Oracle Corp.	2,513	101,852
Progress Software Corp. (b)	44	1,058
PTC, Inc. (b)	117	4,540
Quality Systems, Inc.	35	562
Red Hat, Inc. (b)	66	3,648
Rovi Corp. (b)	29	695
Salesforce.com, Inc. (a)(b)	586	34,035
SolarWinds, Inc. (b)	2	77
Solera Holdings, Inc.	24	1,612
Symantec Corp.	23	527
Synchronoss Technologies, Inc. (a)(b)	32	1,119
Synopsys, Inc. (b)	63	2,446
Take-Two Interactive Software, Inc. (a)(b)	125	2,780
Tangoe, Inc. (b)	41	617
TIBCO Software, Inc. (b)	5	101
Tyler Technologies, Inc. (b)	38	3,466
Vasco Data Security International (b)	15	174

		525,837

SPECIALTY RETAIL — 1.9%
Aaron’s, Inc.	15	535
Abercrombie & Fitch Co. (Class A) (a)	2	87
Advance Auto Parts, Inc. (a)	80	10,794
Aeropostale, Inc. (a)(b)	12	42
American Eagle Outfitters, Inc. (a)	17	191
ANN, Inc. (b)	51	2,098
Ascena Retail Group, Inc. (b)	44	752
AutoNation, Inc. (a)(b)	30	1,790
AutoZone, Inc. (b)	29	15,551
Barnes & Noble, Inc. (a)(b)	9	205
Bed Bath & Beyond, Inc. (a)(b)	33	1,894
Best Buy Co., Inc. (a)	60	1,861
Big 5 Sporting Goods Corp.	18	221
Brown Shoe Co., Inc.	51	1,459
Cabela’s, Inc. (a)(b)	8	499
CarMax, Inc. (a)(b)	35	1,820
Chico’s FAS, Inc.	5	85
Christopher & Banks Corp. (b)	12	105
CST Brands, Inc. (a)	17	586
Dick’s Sporting Goods, Inc.	35	1,630
Foot Locker, Inc.	153	7,760
GameStop Corp. (Class A) (a)	69	2,792
Genesco, Inc. (a)(b)	12	986
Group 1 Automotive, Inc. (a)	6	506
Guess?, Inc.	47	1,269
Haverty Furniture Cos., Inc. (a)	15	377
Hibbett Sports, Inc. (a)(b)	5	271
L Brands, Inc.	116	6,805
Lithia Motors, Inc. (Class A)	24	2,258
Lowe’s Cos., Inc.	792	38,008
Lumber Liquidators Holdings, Inc. (a)(b)	12	911
MarineMax, Inc. (a)(b)	6	100
Monro Muffler Brake, Inc.	30	1,596
Murphy USA, Inc. (b)	26	1,271
O’Reilly Automotive, Inc. (b)	111	16,717
Office Depot, Inc. (a)(b)	228	1,297
Outerwall, Inc. (a)(b)	18	1,068
Pep Boys-Manny, Moe & Jack (a)(b)	3	34
PetSmart, Inc. (a)	23	1,375
Rent-A-Center, Inc. (a)	18	516
Ross Stores, Inc.	62	4,100
Select Comfort Corp. (b)	20	413
Signet Jewelers, Ltd. (a)	93	10,285
Sonic Automotive, Inc. (Class A) (a)	33	880
Stage Stores, Inc. (a)	33	617
Staples, Inc. (a)	21	228
Stein Mart, Inc. (a)	18	250
The Buckle, Inc. (a)	8	355
The Cato Corp. (Class A) (a)	18	556
The Children’s Place, Inc. (a)	2	99
The Finish Line, Inc. (Class A)	27	803
The Gap, Inc.	96	3,991
The Home Depot, Inc. (a)	487	39,428
The Men’s Wearhouse, Inc. (a)	53	2,957
Tiffany & Co.	59	5,915
TJX Cos., Inc.	514	27,319
Tractor Supply Co. (a)	128	7,731
Urban Outfitters, Inc. (a)(b)	17	576
Vitamin Shoppe, Inc. (b)	8	344
Williams-Sonoma, Inc. (a)	53	3,804
Zumiez, Inc. (a)(b)	15	414

		239,187

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.6%
3D Systems Corp. (a)(b)	116	$6,937
Apple, Inc.	4,024	373,950
Diebold, Inc. (a)	71	2,852
Electronics for Imaging, Inc. (a)(b)	53	2,396
EMC Corp.	1,343	35,375
Hewlett-Packard Co.	2,200	74,096
Lexmark International, Inc. (Class A) (a)	77	3,708
NCR Corp. (b)	153	5,369
NetApp, Inc.	98	3,579
QLogic Corp. (b)	3	30
SanDisk Corp. (a)	264	27,569
Seagate Technology PLC (a)	368	20,910
Western Digital Corp.	260	23,998

		580,769

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	23	1,585
Coach, Inc.	9	308
Crocs, Inc. (b)	9	135
Deckers Outdoor Corp. (b)	44	3,798
Fossil Group, Inc. (b)	26	2,718
G-III Apparel Group, Ltd. (a)(b)	20	1,633
Hanesbrands, Inc. (a)	113	11,124
Iconix Brand Group, Inc. (a)(b)	66	2,834
Kate Spade & Co. (b)	134	5,111
Michael Kors Holdings, Ltd. (a)(b)	221	19,592
Movado Group, Inc.	21	875
NIKE, Inc. (Class B)	397	30,787
Oxford Industries, Inc.	15	1,000
PVH Corp. (a)	23	2,682
Quiksilver, Inc. (a)(b)	153	548
Ralph Lauren Corp. (a)	7	1,125
Skechers U.S.A., Inc. (b)	42	1,919
Steven Madden, Ltd. (b)	36	1,235
Under Armour, Inc. (Class A) (a)(b)	207	12,314
V.F. Corp.	388	24,444
Wolverine World Wide, Inc. (a)	98	2,554

		128,321

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	66	888
Bank Mutual Corp. (a)	45	261
BofI Holding, Inc. (a)(b)	15	1,102
Brookline Bancorp, Inc.	24	225
Dime Community Bancshares (a)	24	379
Hudson City Bancorp, Inc.	285	2,802
New York Community Bancorp, Inc. (a)	347	5,545
Northwest Bancshares, Inc.	21	285
Oritani Financial Corp.	27	415
People’s United Financial, Inc. (a)	194	2,943
Provident Financial Services, Inc.	42	727
TrustCo Bank Corp. NY (a)	69	461
Washington Federal, Inc.	77	1,727

		17,760

TOBACCO — 0.5%
Alliance One International, Inc. (a)(b)	60	150
Altria Group, Inc.	566	23,738
Lorillard, Inc.	339	20,669
Philip Morris International, Inc.	50	4,216
Reynolds American, Inc.	167	10,078
Universal Corp. (a)	18	996

		59,847

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (a)	12	609
DXP Enterprises, Inc. (b)	12	906
Fastenal Co. (a)	60	2,969
GATX Corp. (a)	48	3,213
Kaman Corp. (a)	9	385
MSC Industrial Direct Co., Inc. (Class A) (a)	14	1,339
NOW, Inc. (a)(b)	63	2,281
United Rentals, Inc. (a)(b)	116	12,149
W.W. Grainger, Inc. (a)	14	3,560
Watsco, Inc.	24	2,466

		29,877

WATER UTILITIES — 0.0% (d)
American States Water Co.	36	1,196
Aqua America, Inc.	39	1,023

		2,219

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Telephone & Data Systems, Inc.	53	1,384
USA Mobility, Inc.	3	46

		1,430

TOTAL COMMON STOCKS —
(Cost $11,954,593)		12,488,936

SHORT TERM INVESTMENTS — 21.4%
MONEY MARKET FUNDS — 21.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,660,480	2,660,480
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	12,041	12,041

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,672,521)		2,672,521

TOTAL INVESTMENTS — 121.2% (h)
(Cost $14,627,114)		15,161,457
OTHER ASSETS & LIABILITIES — (21.2)%		(2,652,966)

NET ASSETS — 100.0%		$12,508,491

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 7.6%
General Dynamics Corp. (a)	960	$111,888
L-3 Communications Holdings, Inc.	1,780	214,935
Northrop Grumman Corp. (a)	912	109,103
Raytheon Co.	2,104	194,094
United Technologies Corp.	1,736	200,421

		830,441

AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Inc. (Class B)	2,076	213,122

BANKS — 5.4%
Fifth Third Bancorp	8,953	191,147
KeyCorp (a)	3,653	52,347
SunTrust Banks, Inc.	206	8,252
U.S. Bancorp (a)	4,991	216,210
Wells Fargo & Co. (a)	2,305	121,151

		589,107

BEVERAGES — 3.3%
PepsiCo, Inc.	2,386	213,165
The Coca-Cola Co. (a)	3,576	151,480

		364,645

CAPITAL MARKETS — 1.2%
State Street Corp. (a)(b)	1,951	131,224

CHEMICALS — 2.7%
Praxair, Inc.	1,638	217,592
Sigma-Aldrich Corp. (a)	721	73,167

		290,759

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp. (a)	1,015	64,493

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. (Class B) (a)(c)	1,202	152,125

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc. (a)	6,037	213,468

ELECTRIC UTILITIES — 5.0%
Duke Energy Corp.	2,346	174,050
PPL Corp.	1,033	36,702
Southern Co. (a)	2,562	116,264
Xcel Energy, Inc. (a)	6,702	216,005

		543,021

FOOD & STAPLES RETAILING — 0.9%
Costco Wholesale Corp.	145	16,698
Sysco Corp. (a)	86	3,221
Wal-Mart Stores, Inc.	1,057	79,349

		99,268

FOOD PRODUCTS — 3.5%
General Mills, Inc.	3,795	199,389
Kellogg Co.	2,871	188,625

		388,014

HEALTH CARE EQUIPMENT & SUPPLIES — 8.3%
Abbott Laboratories	4,920	201,228
Becton, Dickinson and Co.	1,472	174,138
C.R. Bard, Inc.	1,433	204,933
Covidien PLC	1,825	164,579
Medtronic, Inc.	2,142	136,574
Stryker Corp. (a)	275	23,188

		904,640

HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp. (a)	2,977	216,309
Henry Schein, Inc. (c)	1,209	143,472

		359,781

HOTELS, RESTAURANTS & LEISURE — 1.9%
McDonald’s Corp.	2,107	212,259

HOUSEHOLD PRODUCTS — 4.3%
Colgate-Palmolive Co. (a)	1,021	69,612
The Clorox Co. (a)	2,395	218,903
The Procter & Gamble Co. (a)	2,325	182,722

		471,237

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co. (a)	1,515	217,009
General Electric Co. (a)	2,112	55,503

		272,512

INSURANCE — 5.7%
ACE, Ltd. (a)	172	17,836
Arthur J. Gallagher & Co. (a)	1,641	76,471
Marsh & McLennan Cos., Inc. (a)	4,198	217,540
The Allstate Corp. (a)	435	25,543
The Progressive Corp.	4,952	125,583
Torchmark Corp. (a)	1,394	114,197
Validus Holdings, Ltd. (a)	250	9,560
XL Group PLC	1,062	34,759

		621,489

INTERNET & CATALOG RETAIL — 1.6%
The Priceline Group, Inc. (c)	147	176,841

INTERNET SOFTWARE & SERVICES — 3.0%
Google, Inc. (Class A) (c)	273	159,615
VeriSign, Inc. (a)(c)	3,504	171,030

		330,645

IT SERVICES — 8.4%
Alliance Data Systems Corp. (a)(c)	201	56,531
Amdocs, Ltd. (a)	4,465	206,864
Automatic Data Processing, Inc. (a)	1,567	124,232
Fiserv, Inc. (a)(c)	3,445	207,802
Mastercard, Inc. (Class A)	1,685	123,797
Paychex, Inc. (a)	4,922	204,558

		923,784

MACHINERY — 2.7%
Caterpillar, Inc. (a)	937	101,824
Parker Hannifin Corp.	1,529	192,241

		294,065

MEDIA — 2.3%
The Walt Disney Co.	2,537	217,523
Time Warner, Inc.	464	32,596

		250,119

MULTI-UTILITIES — 4.2%
Consolidated Edison, Inc. (a)	3,447	199,030
Dominion Resources, Inc. (a)	2,913	208,338

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

SCANA Corp. (a)	162	$8,717
Sempra Energy	403	42,198

		458,283

OIL, GAS & CONSUMABLE FUELS — 3.6%
Chevron Corp. (a)	1,438	187,731
Exxon Mobil Corp.	2,055	206,897

		394,628

PHARMACEUTICALS — 2.3%
Johnson & Johnson	2,088	218,447
Pfizer, Inc.	1,252	37,159

		255,606

REAL ESTATE INVESTMENT TRUSTS — 3.9%
DDR Corp. (a)	11,669	205,724
Host Hotels & Resorts, Inc. (a)	9,786	215,390

		421,114

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Xilinx, Inc.	770	36,429

SOFTWARE — 0.3%
MICROS Systems, Inc. (c)	538	36,530

THRIFTS & MORTGAGE FINANCE — 1.9%
People’s United Financial, Inc. (a)	13,890	210,711

TOBACCO — 2.8%
Altria Group, Inc.	3,564	149,474
Philip Morris International, Inc. (a)	1,846	155,637

		305,111

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
SBA Communications Corp. (Class A) (a)(c)	804	82,249

TOTAL COMMON STOCKS —
(Cost $9,663,969)		10,897,720

SHORT TERM INVESTMENTS — 24.2%
MONEY MARKET FUNDS — 24.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,638,740	2,638,740
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	9,850	9,850

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,648,590)		2,648,590

TOTAL INVESTMENTS — 123.8% (g)
(Cost $12,312,559)		13,546,310
OTHER ASSETS & LIABILITIES — (23.8)%		(2,602,544)

NET ASSETS — 100.0%		$10,943,766

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Affiliated issuer (Note 3).
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 5.3%
American Science & Engineering, Inc.	21	$1,461
Cubic Corp.	21	935
Curtiss-Wright Corp.	4,238	277,843
Engility Holdings, Inc. (a)	35	1,339
Esterline Technologies Corp. (a)(b)	692	79,663
GenCorp, Inc. (a)	54	1,032
HEICO Corp.	20	1,039
Moog, Inc. (Class A) (a)(b)	65	4,738
Orbital Sciences Corp. (a)	4,351	128,572
Teledyne Technologies, Inc. (a)	2,949	286,554

		783,176

AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp.	124	5,933

AIRLINES — 0.0% (c)
Hawaiian Holdings, Inc. (a)	194	2,660

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	83	1,568
Dana Holding Corp. (b)	2,391	58,388
Dorman Products, Inc. (a)	20	987
Drew Industries, Inc.	19	950
Superior Industries International, Inc.	68	1,402

		63,295

BANKS — 13.3%
1st Source Corp. (b)	78	2,388
Arrow Financial Corp. (b)	3,186	82,645
Banc of California, Inc.	376	4,098
BancorpSouth, Inc. (b)	86	2,113
Banner Corp. (b)	2,318	91,862
BBCN Bancorp, Inc. (b)	139	2,217
Boston Private Financial Holdings, Inc.	76	1,021
Bryn Mawr Bank Corp.	47	1,369
Cardinal Financial Corp. (b)	165	3,046
Central Pacific Financial Corp. (b)	155	3,077
Chemical Financial Corp.	87	2,443
City Holding Co. (b)	696	31,403
CoBiz Financial, Inc. (b)	234	2,520
Columbia Banking System, Inc. (b)	6,749	177,566
Community Bank System, Inc. (b)	78	2,824
Community Trust Bancorp, Inc. (b)	3,534	120,933
CU Bancorp (a)	108	2,060
Customers Bancorp, Inc. (a)	77	1,541
CVB Financial Corp. (b)	18,070	289,662
F.N.B. Corp. (b)	163	2,090
Financial Institutions, Inc. (b)	148	3,466
First Busey Corp.	453	2,632
First Commonwealth Financial Corp. (b)	27,213	250,904
First Community Bancshares, Inc. (b)	231	3,310
First Financial Bancorp (b)	4,349	74,846
First Financial Bankshares, Inc.	24	753
First Financial Corp.	35	1,127
First Merchants Corp. (b)	3,203	67,711
First Midwest Bancorp, Inc.	131	2,231
FirstMerit Corp.	91	1,797
Flushing Financial Corp. (b)	123	2,528
Glacier Bancorp, Inc. (b)	1,997	56,675
Hancock Holding Co. (b)	1,494	52,768
Heritage Financial Corp.	78	1,255
HomeTrust Bancshares, Inc. (a)	240	3,785
Independent Bank Corp.-Massachusetts	67	2,571
Investors Bancorp, Inc.	287	3,171
Lakeland Bancorp, Inc.	112	1,210
Lakeland Financial Corp. (b)	79	3,015
MB Financial, Inc. (b)	79	2,137
Mercantile Bank Corp.	1,443	33,016
National Penn Bancshares, Inc.	229	2,423
NBT Bancorp, Inc. (b)	104	2,498
Old National Bancorp	69	985
OmniAmerican Bancorp, Inc.	3,719	92,975
Pacific Premier Bancorp, Inc. (a)(b)	304	4,283
Pinnacle Financial Partners, Inc.	25	987
Prosperity Bancshares, Inc. (b)	121	7,575
Renasant Corp. (b)	75	2,180
Sandy Spring Bancorp, Inc. (b)	92	2,292
Simmons First National Corp.	27	1,064
South State Corp.	40	2,440
Southside Bancshares, Inc.	135	3,910
State Bank Financial Corp. (b)	183	3,094
Sterling Bancorp (b)	3,682	44,184
Stock Yards Bancorp, Inc.	48	1,435
Susquehanna Bancshares, Inc.	190	2,006
Trico Bancshares (b)	3,454	79,926
Trustmark Corp. (b)	9,814	242,308
Umpqua Holdings Corp.	110	1,971
Union Bankshares Corp.	89	2,283
United Bankshares, Inc. (b)	68	2,198
Univest Corp. of Pennsylvania (b)	164	3,395
Valley National Bancorp	92	912
ViewPoint Financial Group (b)	97	2,610
Washington Trust Bancorp, Inc. (b)	66	2,427
Webster Financial Corp.	24	757
WesBanco, Inc. (b)	76	2,359
Westamerica Bancorporation (b)	845	44,177
Wintrust Financial Corp.	60	2,760

		1,960,200

BEVERAGES — 0.0% (c)
Coca-Cola Hellenic Bottling Co.	35	2,579

BUILDING PRODUCTS — 0.0% (c)
Apogee Enterprises, Inc.	41	1,429
Quanex Building Products Corp.	126	2,252
Simpson Manufacturing Co., Inc.	30	1,091

		4,772

CAPITAL MARKETS — 2.1%
Calamos Asset Management, Inc. (Class A)	238	3,187
CorEnergy Infrastructure Trust, Inc.	582	4,313
Evercore Partners, Inc. (Class A) (b)	938	54,066
Greenhill & Co., Inc.	22	1,083
Intl. FCStone, Inc. (a)	93	1,852
Janus Capital Group, Inc. (b)	17,077	213,121
Piper Jaffray Co., Inc. (a)	28	1,449
Pzena Investment Management, Inc. (Class A)	1,655	18,470

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Safeguard Scientifics, Inc. (a)(b)	159	$3,306
Stifel Financial Corp. (a)	16	758
Westwood Holdings Group, Inc.	20	1,201

		302,806

CHEMICALS — 2.6%
A. Schulman, Inc.	27	1,045
Calgon Carbon Corp. (a)	5,399	120,560
H.B. Fuller Co. (b)	258	12,410
Innophos Holdings, Inc.	17	979
Innospec, Inc.	2,508	108,270
Minerals Technologies, Inc.	1,960	128,537
Olin Corp. (b)	187	5,034
OM Group, Inc.	34	1,102
Sensient Technologies Corp.	212	11,813
Stepan Co.	17	898

		390,648

COMMERCIAL SERVICES & SUPPLIES — 2.7%
ABM Industries, Inc.	119	3,211
Brady Corp. (Class A)	81	2,420
Casella Waste Systems, Inc. (Class A) (a)	533	2,670
Cenveo, Inc. (a)	2,026	7,517
Deluxe Corp.	792	46,395
Ennis, Inc.	92	1,404
G & K Services, Inc. (Class A)	19	989
Healthcare Services Group, Inc. (b)	71	2,090
Knoll, Inc.	5,064	87,759
Multi-Color Corp.	32	1,280
UniFirst Corp.	540	57,240
United Stationers, Inc. (b)	4,311	178,777

		391,752

COMMUNICATIONS EQUIPMENT — 0.1%
Comtech Telecommunications Corp.	145	5,413
Digi International, Inc. (a)	312	2,939

		8,352

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	560	24,937
Granite Construction, Inc.	26	935

		25,872

CONSUMER FINANCE — 0.1%
Nicholas Financial, Inc.	722	10,368

CONTAINERS & PACKAGING — 0.8%
Graphic Packaging Holding Co. (a)(b)	10,706	125,260

DISTRIBUTORS — 1.8%
Pool Corp. (b)	4,629	261,816

DIVERSIFIED CONSUMER SERVICES — 1.7%
Ascent Capital Group Inc (Class A) (a)	16	1,056
Grand Canyon Education, Inc. (a)	19	874
Matthews International Corp. (Class A) (b)	315	13,095
Regis Corp.	80	1,126
Sotheby’s (b)	5,681	238,545
Universal Technical Institute, Inc.	131	1,590

		256,286

DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Resource America, Inc. (Class A)	603	5,638

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Consolidated Communications Holdings, Inc. (b)	147	3,269
Fairpoint Communications, Inc. (a)	151	2,110

		5,379

ELECTRIC UTILITIES — 8.0%
ALLETE, Inc. (b)	199	10,219
Cleco Corp.	5,042	297,226
IDACORP, Inc. (b)	4,733	273,709
MGE Energy, Inc. (b)	63	2,489
Otter Tail Corp.	88	2,666
Portland General Electric Co. (b)	8,036	278,608
The Empire District Electric Co.	6,786	174,264
Unitil Corp. (b)	4,035	136,504

		1,175,685

ELECTRICAL EQUIPMENT — 0.0% (c)
Encore Wire Corp. (b)	43	2,109
EnerSys	15	1,032
Global Power Equipment Group, Inc.	154	2,488

		5,629

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Agilysys, Inc. (a)	122	1,718
Anixter International, Inc. (b)	183	18,313
Badger Meter, Inc.	20	1,053
Belden, Inc.	3,874	302,792
Coherent, Inc. (a)	567	37,518
FEI Co. (b)	3,039	275,728
GSI Group, Inc. (a)	95	1,209
Insight Enterprises, Inc. (a)	36	1,107
Newport Corp. (a)	58	1,073
Scansource, Inc. (a)	25	952

		641,463

ENERGY EQUIPMENT & SERVICES — 0.1%
Gulfmark Offshore, Inc. (Class A) (b)	76	3,434
Helix Energy Solutions Group, Inc. (a)	37	973
SEACOR Holdings, Inc. (a)(b)	38	3,126

		7,533

FOOD PRODUCTS — 1.1%
Cal-Maine Foods, Inc. (b)	1,175	87,326
Darling Ingredients, Inc. (a)(b)	89	1,860
Fresh Del Monte Produce, Inc. (b)	70	2,145
Lancaster Colony Corp. (b)	607	57,762
Snyders-Lance, Inc.	289	7,647
Tootsie Roll Industries, Inc. (b)	158	4,652

		161,392

GAS UTILITIES — 2.7%
Northwest Natural Gas Co. (b)	4,227	199,303
Piedmont Natural Gas Co., Inc.	68	2,544
South Jersey Industries, Inc. (b)	1,655	99,979
Southwest Gas Corp.	59	3,115
The Laclede Group, Inc.	1,968	95,546

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

WGL Holdings, Inc. (b)	72	$3,103

		403,590

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
CONMED Corp.	5,552	245,121
Cyberonics, Inc. (a)	18	1,124
Greatbatch, Inc. (a)	740	36,305
Haemonetics Corp. (a)(b)	1,819	64,174
Integra LifeSciences Holdings Corp. (a)(b)	768	36,142
Meridian Bioscience, Inc.	55	1,135
Neogen Corp. (a)	22	890
STERIS Corp. (b)	489	26,152
Thoratec Corp. (a)	27	941
West Pharmaceutical Services, Inc.	3,341	140,923
Wright Medical Group, Inc. (a)	31	974

		553,881

HEALTH CARE PROVIDERS & SERVICES — 1.7%
AmSurg Corp. (a)	1,504	68,537
Capital Senior Living Corp. (a)	49	1,168
HealthSouth Corp. (b)	594	21,307
Landauer, Inc.	31	1,302
Owens & Minor, Inc.	4,757	161,643
Team Health Holdings, Inc. (a)	15	749

		254,706

HOTELS, RESTAURANTS & LEISURE — 1.0%
Bravo Brio Restaurant Group, Inc. (a)	171	2,669
Denny’s Corp. (a)	471	3,071
Einstein Noah Restaurant Group, Inc.	196	3,148
Famous Dave’s of America, Inc. (a)	2,581	74,075
Jack in the Box, Inc.	252	15,080
Marriott Vacations Worldwide Corp. (a)	16	938
Morgans Hotel Group Co. (a)	266	2,109
Papa John’s International, Inc.	24	1,017
Pinnacle Entertainment, Inc. (a)	47	1,184
Sonic Corp. (a)	52	1,148
Texas Roadhouse, Inc.	92	2,392
The Cheesecake Factory, Inc.	938	43,542

		150,373

HOUSEHOLD DURABLES — 0.0% (c)
Flexsteel Industries, Inc.	89	2,968
Hovnanian Enterprises, Inc. (Class A) (a)	686	3,533

		6,501

HOUSEHOLD PRODUCTS — 0.1%
Orchids Paper Products Co.	206	6,600
WD-40 Co.	16	1,204

		7,804

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc. (b)	88	2,916

INSURANCE — 8.1%
American Equity Investment Life Holding Co. (b)	2,404	59,138
CNO Financial Group, Inc.	15,026	267,463
FBL Financial Group, Inc. (Class A)	234	10,764
Greenlight Capital Re, Ltd. (Class A) (a)(b)	112	3,689
Horace Mann Educators Corp.	72	2,252
Montpelier Re Holdings, Ltd. (b)	93	2,971
OneBeacon Insurance Group, Ltd. (Class A) (b)	4,718	73,318
Platinum Underwriters Holdings, Ltd.	81	5,253
Primerica, Inc.	6,175	295,474
RLI Corp. (b)	6,301	288,460
Safety Insurance Group, Inc. (b)	1,546	79,434
Selective Insurance Group, Inc.	92	2,274
The Navigators Group, Inc. (a)	1,225	82,136
The Phoenix Cos., Inc. (a)(b)	419	20,275

		1,192,901

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Move, Inc. (a)	195	2,884

IT SERVICES — 3.0%
CACI International, Inc. (Class A) (a)(b)	1,745	122,517
Convergys Corp. (b)	87	1,865
CSG Systems International, Inc.	39	1,018
Forrester Research, Inc.	30	1,137
Syntel, Inc. (a)	2,705	232,522
TeleTech Holdings, Inc. (a)	75	2,174
Unisys Corp. (a)	37	915
WEX, Inc. (a)	789	82,821

		444,969

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc.	285	11,235

MACHINERY — 2.3%
Actuant Corp. (Class A)	32	1,106
Albany International Corp. (Class A)	27	1,025
Barnes Group, Inc.	21	809
Blount International, Inc. (a)	98	1,383
Briggs & Stratton Corp.	62	1,269
Douglas Dynamics, Inc.	93	1,639
ESCO Technologies, Inc.	34	1,178
Hillenbrand, Inc. (b)	9,128	297,755
John Bean Technologies Corp.	37	1,147
Kadant, Inc.	40	1,538
Miller Industries, Inc.	118	2,428
Mueller Industries, Inc.	29	853
RBC Bearings, Inc.	15	961
Sun Hydraulics Corp.	22	893
Titan International, Inc.	77	1,295
Twin Disc, Inc.	54	1,785
Watts Water Technologies, Inc. (Class A)	18	1,111
Woodward, Inc.	295	14,803

		332,978

MEDIA — 0.1%
National CineMedia, Inc.	71	1,243
Reading International, Inc. (Class A) (a)	736	6,278

		7,521

METALS & MINING — 0.1%
Ampco-Pittsburgh Corp.	97	2,225
Haynes International, Inc.	20	1,132

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Kaiser Aluminum Corp.	17	$1,239
Worthington Industries, Inc.	344	14,806

		19,402

MULTI-UTILITIES — 3.5%
Avista Corp. (b)	8,822	295,714
Black Hills Corp. (b)	1,379	84,657
NorthWestern Corp.	2,639	137,729

		518,100

MULTILINE RETAIL — 0.0% (c)
Fred’s, Inc. (Class A) (b)	314	4,801

OIL, GAS & CONSUMABLE FUELS — 1.0%
SemGroup Corp.(Class A)	1,898	149,657
Westmoreland Coal Co. (a)	46	1,669

		151,326

PAPER & FOREST PRODUCTS — 0.0% (c)
Neenah Paper, Inc.	40	2,126

PERSONAL PRODUCTS — 0.0% (c)
Nutraceutical International Corp. (a)	164	3,913

PROFESSIONAL SERVICES — 1.2%
CBIZ, Inc. (a)	203	1,833
Exponent, Inc. (b)	39	2,890
The Corporate Executive Board Co.	2,449	167,071

		171,794

REAL ESTATE INVESTMENT TRUSTS — 12.6%
Acadia Realty Trust	174	4,888
Agree Realty Corp. (b)	462	13,966
American Assets Trust, Inc.	68	2,349
AmREIT, Inc.	117	2,141
Apollo Commercial Real Estate Finance, Inc. (b)	2,881	47,508
Ares Commercial Real Estate Corp. (b)	392	4,865
Armada Hoffler Properties, Inc.	346	3,349
Chesapeake Lodging Trust	111	3,355
Cousins Properties, Inc.	213	2,652
CubeSmart	1,343	24,604
CyrusOne, Inc.	112	2,789
DCT Industrial Trust, Inc.	334	2,742
DiamondRock Hospitality Co.	4,244	54,408
EastGroup Properties, Inc. (b)	69	4,432
Education Realty Trust, Inc. (b)	305	3,276
Equity One, Inc.	143	3,373
Excel Trust, Inc.	284	3,786
FelCor Lodging Trust, Inc.	89	935
First Industrial Realty Trust, Inc. (b)	757	14,262
Franklin Street Properties Corp. (b)	150	1,887
Getty Realty Corp. (b)	125	2,385
Gladstone Commercial Corp. (b)	515	9,203
Government Properties Income Trust (b)	105	2,666
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	223	3,198
Hersha Hospitality Trust	162	1,087
Highwoods Properties, Inc. (b)	94	3,943
Hudson Pacific Properties, Inc. (b)	113	2,863
Inland Real Estate Corp.	236	2,509
Investors Real Estate Trust	296	2,726
LaSalle Hotel Properties (b)	2,953	104,211
Lexington Realty Trust	196	2,158
Monmouth Real Estate Investment Corp.(Class A)	411	4,126
Parkway Properties, Inc.	97	2,003
Pebblebrook Hotel Trust	5,567	205,756
Pennsylvania Real Estate Investment Trust	7,341	138,158
Potlatch Corp.	59	2,443
PS Business Parks, Inc.	896	74,807
Ramco-Gershenson Properties Trust	156	2,593
Resource Capital Corp. (b)	25,411	143,064
Retail Opportunity Investments Corp. (b)	17,549	276,046
RLJ Lodging Trust	239	6,905
Ryman Hospitality Properties (b)	5,539	266,703
Saul Centers, Inc.	45	2,187
Select Income REIT	107	3,171
STAG Industrial, Inc. (b)	102	2,449
Strategic Hotels & Resorts, Inc. (a)	10,744	125,812
Summit Hotel Properties, Inc. (b)	287	3,042
Sunstone Hotel Investors, Inc.	16,000	238,880
Terreno Realty Corp.	173	3,344
UMH Properties, Inc. (b)	658	6,600
Urstadt Biddle Properties, Inc. (Class A) (b)	184	3,842
Washington Real Estate Investment Trust (b)	113	2,936
Whitestone REIT (b)	327	4,876

		1,858,259

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Kennedy-Wilson Holdings, Inc. (b)	96	2,575
Tejon Ranch Co. (a)(b)	92	2,961

		5,536

ROAD & RAIL — 0.2%
Heartland Express, Inc. (b)	147	3,137
Knight Transportation, Inc. (b)	112	2,662
Marten Transport, Ltd.	52	1,162
Quality Distribution, Inc. (a)	181	2,690
Swift Transportation Co. (a)	41	1,035
Werner Enterprises, Inc. (b)	440	11,664

		22,350

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Cabot Microelectronics Corp. (a)	23	1,027
Hittite Microwave Corp.	2,231	173,907
Intersil Corp. (Class A)	65	972
Micrel, Inc.	267	3,012
Microsemi Corp. (a)(b)	4,442	118,868
MKS Instruments, Inc.	30	937
PLX Technology, Inc. (a)	13,105	84,789
Spansion, Inc. (Class A) (a)	62	1,306

		384,818

SOFTWARE — 1.0%
ACI Worldwide, Inc. (a)	15	837
Blackbaud, Inc. (b)	520	18,585
Compuware Corp.	116	1,159
Fair Isaac Corp.	16	1,020
Mentor Graphics Corp.	104	2,243

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

Progress Software Corp. (a)	5,312	$127,701
TiVo, Inc. (a)	89	1,149
Verint Systems, Inc. (a)	21	1,030

		153,724

SPECIALTY RETAIL — 0.1%
Destination Maternity Corp.	140	3,188
Group 1 Automotive, Inc.	15	1,265
The Finish Line, Inc. (Class A)	42	1,249
Winmark Corp.	39	2,715

		8,417

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Electronics for Imaging, Inc. (a)	39	1,763

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Columbia Sportswear Co.	30	2,480
Culp, Inc.	153	2,664
Iconix Brand Group, Inc. (a)	26	1,116
Oxford Industries, Inc.	17	1,133
RG Barry Corp.	611	11,578
Steven Madden, Ltd. (a)	32	1,098

		20,069

THRIFTS & MORTGAGE FINANCE — 3.6%
Astoria Financial Corp.	66	888
Beneficial Mutual Bancorp, Inc. (a)(b)	162	2,197
Berkshire Hills Bancorp, Inc. (b)	121	2,810
Brookline Bancorp, Inc. (b)	20,018	187,569
Capitol Federal Financial, Inc.	23,710	288,314
Charter Financial Corp. (b)	978	10,856
Clifton Bancorp, Inc.	182	2,306
Dime Community Bancshares (b)	184	2,905
Fox Chase Bancorp, Inc.	143	2,411
Northfield Bancorp, Inc. (b)	407	5,336
Northwest Bancshares, Inc. (b)	304	4,125
Oritani Financial Corp. (b)	179	2,755
Provident Financial Services, Inc.	148	2,563
Territorial Bancorp, Inc.	173	3,612
TrustCo Bank Corp. NY (b)	518	3,460
United Financial Bancorp, Inc.	241	3,265
Waterstone Financial, Inc.	164	1,871
WSFS Financial Corp.	16	1,179

		528,422

TOBACCO — 3.5%
Universal Corp. (b)	4,115	227,765
Vector Group, Ltd. (b)	13,847	286,356

		514,121

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Aircastle, Ltd. (b)	3,511	62,390
Applied Industrial Technologies, Inc.	3,181	161,372
Beacon Roofing Supply, Inc. (a)	27	894
Houston Wire & Cable Co.	269	3,338
Kaman Corp. (b)	1,257	53,712
Watsco, Inc.	648	66,589

		348,295

WATER UTILITIES — 0.2%
California Water Service Group (b)	127	3,074
Connecticut Water Service, Inc. (b)	106	3,590
Middlesex Water Co. (b)	807	17,092

		23,756

TOTAL COMMON STOCKS —
(Cost $13,973,752)		14,711,745

SHORT TERM INVESTMENTS — 24.3%
MONEY MARKET FUNDS — 24.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,549,494	3,549,494
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	42,664	42,664

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,592,158)		3,592,158

TOTAL INVESTMENTS — 123.9% (g)
(Cost $17,565,910)		18,303,903
OTHER ASSETS & LIABILITIES — (23.9)%		(3,533,759)

NET ASSETS — 100.0%		$14,770,144

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

PREFERRED STOCKS — 99.6%
BANKS — 31.1%
Barclays Bank PLC Series 2, 6.63% (a)	62,977	$1,597,097
Barclays Bank PLC Series 3, 7.10% (a)	116,037	2,971,708
Barclays Bank PLC Series 4, 7.75% (a)	96,768	2,493,711
Barclays Bank PLC Series 5, 8.13% (a)	222,987	5,766,444
BB&T Corp., 5.85%	84,997	2,113,875
BB&T Corp., 5.63% (a)	170,229	4,041,236
BB&T Corp., 5.20% (a)	67,126	1,492,882
BB&T Corp., 5.20% (a)	73,911	1,634,911
HSBC Holdings PLC, 8.13% (a)	117,175	3,069,985
HSBC Holdings PLC, 8.00%	202,394	5,478,806
HSBC Holdings PLC, Series A, 6.20%	77,229	1,956,983
HSBC USA, Inc. Series F, 3.50% (a)	28,151	637,339
HSBC USA, Inc. Series G, 4.00% (a)	20,469	478,156
HSBC USA, Inc. Series H, 6.50%	19,502	496,306
JP Morgan Chase & Co., 6.70% (a)	105,984	2,741,806
JP Morgan Chase & Co. Series O, 5.50% (a)	144,081	3,302,337
JP Morgan Chase & Co. Series P, 5.45% (a)	103,120	2,351,136
Lloyds Banking Group PLC, 7.75% (a)	127,597	3,396,632
PNC Financial Services Group, Inc., 6.13%	221,732	6,088,761
PNC Financial Services Group, Inc., 5.38%	70,954	1,639,747
UBS Preferred Funding Trust IV Series D, 0.85% (a)	44,652	873,840
US Bancorp Series B, 3.50% (a)	136,078	3,020,932
US Bancorp Series F, 6.50% (a)	149,686	4,230,126
US Bancorp Series G, 6.00% (a)	147,645	4,046,949
US Bancorp Series H, 5.15% (a)	68,039	1,541,764
Wells Fargo & Co., 6.63%	60,924	1,700,998
Wells Fargo & Co., 5.85%	125,561	3,257,052
Wells Fargo & Co., 5.25% (a)	45,374	1,082,170
Wells Fargo & Co., 5.20% (a)	54,423	1,249,008
Wells Fargo & Co., 5.13% (a)	47,186	1,085,750
Wells Fargo & Co. Series J, 8.00%	156,337	4,649,462

		80,487,909

CAPITAL MARKETS — 6.1%
State Street Corp., 5.90% (b)	110,869	2,904,767
State Street Corp., 5.25% (b)	73,911	1,711,040
The Bank of New York Mellon Corp., 5.20% (a)	86,106	2,017,464
The Charles Schwab Corp., 6.00% (a)	71,693	1,808,814
The Goldman Sachs Group, Inc., 6.50% (a)	84,997	2,262,620
The Goldman Sachs Group, Inc., 6.13% (a)	196,278	5,091,451

		15,796,156

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc., 6.70% (a)	62,824	1,629,655

CONSUMER FINANCE — 0.3%
HSBC Finance Corp., 6.36% (a)	31,145	790,460

DIVERSIFIED FINANCIAL SERVICES — 15.6%
Deutsche Bank Capital Funding Trust IX, 6.63%	92,542	2,360,746
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	48,283	1,236,045
Deutsche Bank Contingent Capital Trust II, 6.55%	64,377	1,682,171
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	158,931	4,450,068
Deutsche Bank Contingent Capital Trust V, 8.05%	111,453	3,163,036
General Electric Capital Corp., 4.88% (a)	121,942	3,026,601
General Electric Capital Corp., 4.88% (a)	93,497	2,263,562
General Electric Capital Corp., 4.70% (a)	110,796	2,571,575
ING Groep NV, 7.38% (a)	132,862	3,433,154
ING Groep NV, 7.20%	97,432	2,514,720
ING Groep NV, 7.05%	70,859	1,817,533
ING Groep NV, 6.38% (a)	92,560	2,354,726
ING Groep NV, 6.20%	44,612	1,132,253
ING Groep NV, 6.13% (a)	62,002	1,569,891
JP Morgan Chase Capital XXIX, 6.70% (a)	171,866	4,468,516
KKR Financial Holdings LLC, 8.38% (a)	38,249	1,078,622
Raymond James Financial, Inc., 6.90% (a)	51,327	1,383,776

		40,506,995

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.4%
Qwest Corp., 7.50% (a)	84,997	2,254,970
Qwest Corp., 7.38%	97,697	2,582,132
Qwest Corp., 7.00% (a)	77,606	2,010,772
Qwest Corp., 7.00% (a)	59,129	1,532,032
Qwest Corp., 6.13%	114,562	2,667,003
Telephone & Data Systems, 7.00%	44,346	1,141,910
Verizon Communications, Inc., 5.90%	73,911	1,903,947

		14,092,766

ELECTRIC UTILITIES — 5.6%
BGE Capital Trust II, 6.20% (a)	37,209	946,597
Duke Energy Corp., 5.13% (a)	73,911	1,767,212
FPL Group Capital Trust I, 5.88% (a)	44,346	1,124,171
NextEra Energy Capital Holdings, Inc., 5.70% (a)	59,683	1,444,925
NextEra Energy Capital Holdings, Inc., 5.63% (a)	51,327	1,229,795
NextEra Energy Capital Holdings, Inc., 5.13% (a)	73,911	1,637,868
NextEra Energy Capital Holdings, Inc., 5.00%	65,991	1,432,005
SCE Trust I, 5.63%	70,215	1,664,096
SCE Trust II, 5.10% (a)	58,659	1,278,766
SCE Trust III, 5.75% (a)	40,928	1,080,499
Tennessee Valley Authority Series A, 3.96%	40,162	973,125

		14,579,059

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value

ININDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Tennessee Valley Authority Series D, 3.83%	47,845	$1,141,103

INSURANCE — 17.8%
Aegon NV, 8.00% (a)	77,606	2,257,559
Aegon NV, 6.50%	73,911	1,881,035
Aegon NV, 6.38%	147,981	3,782,394
Aegon NV Series 1, 4.00% (a)	36,645	879,114
Aflac, Inc., 5.50% (a)	73,911	1,814,515
Arch Capital Group, Ltd., 6.75% (a)	47,660	1,256,794
Aspen Insurance Holdings Ltd., 5.95% (a)	40,928	1,019,107
Aviva PLC, 8.25%	59,129	1,682,220
Axis Capital Holdings Series C, 6.88%	59,643	1,560,857
MetLife, Inc. Series A, 4.00% (a)	88,693	2,097,590
MetLife, Inc. Series B, 6.50%	221,732	5,663,035
PartnerRe, Ltd., 5.88% (a)	37,209	910,132
PartnerRe, Ltd. Series E, 7.25%	55,750	1,491,313
Protective Life Corp., 6.25% (a)	42,791	1,106,147
Prudential Financial, Inc., 5.75% (a)	84,997	2,116,425
Prudential Financial, Inc., 5.70% (a)	104,953	2,587,092
Prudential PLC, 6.75% (a)	37,209	951,062
Prudential PLC, 6.50%	44,346	1,123,284
Reinsurance Group of America, Inc., 6.20% (a)	59,129	1,622,500
Renaissancere Holdings Ltd. Series E, 5.38% (a)	40,928	925,382
The Allstate Corp., 6.75% (a)	57,419	1,523,326
The Allstate Corp., 6.63%	110,503	2,868,547
The Allstate Corp., 6.25%	36,955	955,287
The Allstate Corp., 5.63% (a)	42,791	1,062,501
The Allstate Corp., 5.10%	73,911	1,857,383
WR Berkley Corp., 5.63%	51,737	1,202,885

		46,197,486

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	110,877	2,702,073

MEDIA — 0.4%
Comcast Corp., 5.00% (a)	42,791	1,077,905

MULTI-UTILITIES — 2.0%
Dominion Resources, Inc. Series A, 8.38% (a)	101,174	2,581,961
DTE Energy Co., 6.50% (a)	41,390	1,079,037
Integrys Energy Group, Inc., 6.00%	59,639	1,569,102

		5,230,100

REAL ESTATE INVESTMENT TRUSTS — 12.6%
Digital Realty Trust, Inc. Series E, 7.00% (a)	42,499	1,082,024
Digital Realty Trust, Inc. Series G, 5.88%	37,209	820,086
Digital Realty Trust, Inc. Series H, 7.38% (a)	53,526	1,366,519
Health Care REIT, Inc. Series J, 6.50% (a)	42,499	1,078,625
Hospitality Properties Trust Series J, 7.13% (a)	42,868	1,092,277
Kimco Realty Corp. Series I, 6.00% (a)	59,664	1,476,684
National Retail Properties, Inc., 5.70% (a)	42,791	977,346
National Retail Properties, Inc. Series D, 6.63%	42,499	1,073,525
PS Business Parks, Inc., 6.00% (a)	51,327	1,238,007
Public Storage, 5.90% (a)	67,442	1,642,887
Public Storage, 5.63% (a)	42,152	1,004,061
Public Storage, 5.38%	72,574	1,652,510
Public Storage, 5.20% (a)	73,307	1,623,017
Public Storage Series Q, 6.50% (a)	54,981	1,431,705
Public Storage Series R, 6.35% (a)	71,474	1,838,311
Public Storage Series T, 5.75% (a)	67,809	1,647,081
Public Storage Series Y, 6.38% (a)	41,837	1,065,170
Public Storage Series Z, 6.00%	42,152	1,046,213
Realty Income Corp. Series F, 6.63% (a)	60,941	1,593,607
Regency Centers Corp. Series 6, 6.63%	37,209	949,202
Senior Housing Properties Trust, 5.63%	51,737	1,189,951
Ventas Realty LP/Ventas Capital Corp., 5.45% (a)	38,511	920,798
Vornado Realty LP, 7.88%	67,998	1,735,309
Vornado Realty Trust, 5.70% (a)	44,652	1,049,768
Vornado Realty Trust, 5.40% (a)	44,652	1,022,531
Vornado Realty Trust Series I, 6.63% (a)	40,185	1,014,672

		32,631,886

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95% (a)	50,153	1,278,400

TOTAL PREFERRED STOCKS —
(Cost $262,295,365)		258,141,953

SHORT TERM INVESTMENTS — 14.7%
MONEY MARKET FUNDS — 14.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	37,651,741	37,651,741
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	528,201	528,201

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,179,942)		38,179,942

TOTAL INVESTMENTS — 114.3% (f)
(Cost $300,475,307)		296,321,895
OTHER ASSETS & LIABILITIES — (14.3)%		(37,103,215)

NET ASSETS — 100.0%		$259,218,680

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Affiliated issuer (Note 3).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2014

					SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth
	3000 ETF	1000 ETF	2000 ETF	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$610,573,375	$46,058,008	$52,875,905	$426,366,875	$204,784,463	$77,621,394	$174,493,975	$111,616,736	$426,013,321	$398,650,251
Investments in securities of affiliated issuers, at value* (Note 3)	26,221,125	5,919,930	13,168,598	6,686,873	4,959,787	8,359,957	12,547,860	11,065,052	66,554,584	71,171,562

Total Investments	636,794,500	51,977,938	66,044,503	433,053,748	209,744,250	85,981,351	187,041,835	122,681,788	492,567,905	469,821,813
Cash	951	188	119	174	278	190	950	833	—	—
Receivable for investments sold	8,704,215	752,371	4,951,098	—	356,917	4,046,557	2,567,640	1,453,963	4,503,369	6,279,422
Receivable for fund shares sold	—	—	—	—	—	—	—	2,345	—	—
Receivable for foreign taxes recoverable	135	11	—	—	—	86	—	—	—	—
Dividends receivable — unaffiliated issuers	659,240	51,476	59,240	380,372	250,602	87,062	81,818	129,514	431,174	291,396
Dividends receivable — affiliated issuers	3,770	323	9	3,370	1,523	8	21	8	48	35

TOTAL ASSETS	646,162,811	52,782,307	71,054,969	433,437,664	210,353,570	90,115,254	189,692,264	124,268,451	497,502,496	476,392,666

LIABILITIES
Payable upon return of securities loaned	24,777,913	5,818,565	13,063,202	5,314,694	4,499,595	8,206,911	12,288,604	11,002,551	64,870,898	70,641,876
Payable for investments purchased	8,410,292	730,041	4,788,204	604,052	46,698	3,825,137	2,118,566	1,087,654	5,684,749	6,108,356
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	50,015	4,026	5,136	68,094	33,730	6,303	35,311	21,208	69,704	80,521
Accrued trustees’ fees and expenses (Note 3)	313	25	17	174	98	51	78	40	228	175

TOTAL LIABILITIES	33,238,533	6,552,657	17,856,559	5,987,014	4,580,121	12,038,402	14,442,559	12,111,453	70,625,579	76,830,928

NET ASSETS	$612,924,278	$46,229,650	$53,198,410	$427,450,650	$205,773,449	$78,076,852	$175,249,705	$112,156,998	$426,876,917	$399,561,738

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$432,898,477	$35,644,058	$51,481,187	$341,009,113	$185,831,578	$56,557,236	$156,804,019	$97,182,560	$340,055,572	$321,427,340
Undistributed (distribution in excess of) net investment income	5,667	5,372	(265)	—	82,324	(26,590)	—	—	—	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,187,175)	(1,015,975)	305,400	(34,973,227)	(10,241,069)	2,743,720	(573,128)	2,357,275	7,739,128	7,093,369
Net unrealized appreciation (depreciation) on:
Investments	184,207,309	11,596,195	1,412,088	121,414,764	30,100,616	18,802,486	19,018,814	12,617,163	79,082,217	71,041,029

NET ASSETS	$612,924,278	$46,229,650	$53,198,410	$427,450,650	$205,773,449	$78,076,852	$175,249,705	$112,156,998	$426,876,917	$399,561,738

NET ASSET VALUE PER SHARE
Net asset value per share	$147.69	$92.46	$70.93	$90.95	$97.95	$86.75	$116.83	$86.27	$105.40	$181.62

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,150,036	500,000	750,000	4,700,027	2,100,716	900,000	1,500,000	1,300,000	4,050,023	2,200,007

COST OF INVESTMENTS:
Unaffiliated issuers	$426,615,684	$34,478,490	$51,463,817	$304,913,945	$174,770,337	$58,818,908	$155,475,161	$98,999,573	$346,931,104	$327,609,222
Affiliated issuers	25,971,507	5,903,253	13,168,598	6,725,039	4,873,297	8,359,957	12,547,860	11,065,052	66,554,584	71,171,562

Total cost of investments	$452,587,191	$40,381,743	$64,632,415	$311,638,984	$179,643,634	$67,178,865	$168,023,021	$110,064,625	$413,485,688	$398,780,784

* Includes investments in securities on loan, at value	$24,662,897	$6,219,581	$12,765,221	$5,214,775	$4,402,589	$8,251,824	$12,493,918	$11,027,423	$64,819,180	$70,927,887

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2014

	SPDR S&P								SPDR Morgan
	600				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley
	Small Cap		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend
	Value ETF	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$307,721,101	$115,012,235	$2,569,734,196	$2,485,660,675	$193,383,345	$272,374,500	$8,371,963	$2,572,619,232	$224,001,678	$12,115,019,674
Investments in securities of affiliated issuers, at value* (Note 3)	42,121,882	12,858,116	187,337,511	252,031,230	37,108,325	8,169,537	2,076,330	165,201,558	12,245,256	1,520,269,203

Total Investments	349,842,983	127,870,351	2,757,071,707	2,737,691,905	230,491,670	280,544,037	10,448,293	2,737,820,790	236,246,934	13,635,288,877
Cash	—	—	—	—	—	11,840	—	62,254	—	—
Foreign currency, at value	—	138,561	—	—	—	—	—	—	—	—
Receivable for investments sold	2,593,179	—	—	—	—	5,455,069	171,744	—	—	—
Receivable for fund shares sold	5,006	—	7,530	—	—	—	—	2,238	—	—
Receivable for foreign currency contracts sold	—	18,000	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	—	68,130	—	—	—	7,086	221	—	12,054	—
Dividends receivable — unaffiliated issuers	372,663	332,942	6,880,745	3,872,763	203,397	312,000	11,431	4,226,286	157,646	18,148,682
Dividends receivable — affiliated issuers	38	4	409	310	24,922	22	3	373	48	1,888

TOTAL ASSETS	352,813,869	128,427,988	2,763,960,391	2,741,564,978	230,719,989	286,330,054	10,631,692	2,742,111,941	236,416,682	13,653,439,447

LIABILITIES
Payable upon return of securities loaned	41,735,684	12,858,016	182,721,099	248,267,603	31,351,305	8,129,357	2,062,351	164,702,562	12,029,374	842,966,927
Payable for investments purchased	2,285,410	9,885	1,168,440	—	—	5,499,843	170,197	—	—	—
Due to custodian	—	9,160	—	—	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	1,793	—	—	—	—	—	14,454
Payable for foreign currency contracts purchased	—	18,011	—	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	60,530	58,494	529,328	710,573	56,283	78,386	2,416	719,552	91,355	3,682,560
Accrued trustees’ fees and expenses (Note 3)	131	58	1,287	1,438	60	210	5	1,348	115	7,285

TOTAL LIABILITIES	44,081,755	12,953,624	184,420,154	248,981,407	31,407,648	13,707,796	2,234,969	165,423,462	12,120,844	846,671,226

NET ASSETS	$308,732,114	$115,474,364	$2,579,540,237	$2,492,583,571	$199,312,341	$272,622,258	$8,396,723	$2,576,688,479	$224,295,838	$12,806,768,221

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$249,433,944	$132,481,066	$2,485,775,503	$2,887,959,392	$280,541,720	$307,103,669	$6,925,374	$2,960,750,833	$201,169,744	$9,493,347,392
Undistributed (distribution in excess of) net investment income	—	53,484	—	1,647,997	31,726	220,379	6,183	950,199	—	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	18,532,073	(33,250,700)	(333,656,806)	(765,123,834)	(89,128,979)	(43,441,332)	(576,998)	(394,049,418)	(33,443,175)	236,290,414
Net unrealized appreciation (depreciation) on:
Investments	40,766,097	16,187,254	427,421,540	368,100,016	7,867,874	8,739,542	2,042,164	9,036,865	56,569,269	3,077,130,415
Foreign currency	—	3,260	—	—	—	—	—	—	—	—

NET ASSETS	$308,732,114	$115,474,364	$2,579,540,237	$2,492,583,571	$199,312,341	$272,622,258	$8,396,723	$2,576,688,479	$224,295,838	$12,806,768,221

NET ASSET VALUE PER SHARE
Net asset value per share	$110.22	$72.15	$82.99	$33.41	$49.21	$64.15	$55.98	$40.32	$95.44	$76.57

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,801,051	1,600,464	31,081,617	74,602,118	4,050,000	4,250,000	150,000	63,902,585	2,350,006	167,253,658

COST OF INVESTMENTS:
Unaffiliated issuers	$266,955,004	$98,824,981	$2,142,312,656	$2,117,560,659	$185,285,306	$263,634,958	$6,329,799	$2,563,582,367	$167,432,409	$9,122,111,594
Affiliated issuers	42,121,882	12,858,116	187,337,511	252,031,230	37,338,490	8,169,537	2,076,330	165,201,558	12,245,256	1,436,046,868

Total cost of investments	$309,076,886	$111,683,097	$2,329,650,167	$2,369,591,889	$222,623,796	$271,804,495	$8,406,129	$2,728,783,925	$179,677,665	$10,558,158,462

Foreign currency, at cost	$—	$137,966	$—	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$41,086,192	$12,484,441	$177,792,125	$249,835,725	$30,785,939	$8,008,849	$2,018,285	$160,935,708	$11,795,085	$859,967,850

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2014

			SPDR S&P Health	SPDR S&P Health
	SPDR S&P Aerospace & Defense	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P Homebuilders	SPDR S&P Metals & Mining	SPDR S&P Oil & Gas Equipment & Services	SPDR S&P Oil & Gas Exploration & Production	SPDR S&P Pharmaceuticals	SPDR S&P Retail
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$49,677,149	$1,107,344,216	$31,487,649	$79,806,650	$1,828,494,293	$493,282,906	$349,514,377	$1,455,703,579	$922,819,926	$627,713,846
Investments in securities of affiliated issuers, at value* (Note 3)	11,044,011	285,286,973	7,613,803	18,258,242	335,677,182	115,206,911	53,790,425	124,174,795	206,613,857	12,628,146

Total Investments	60,721,160	1,392,631,189	39,101,452	98,064,892	2,164,171,475	608,489,817	403,304,802	1,579,878,374	1,129,433,783	640,341,992
Cash	—	22,219,572	—	—	—	16,867,647	—	6,890,610	—	—
Receivable for investments sold	—	2,414,874	175,747	—	—	48	—	—	30,325,637	—
Receivable for fund shares sold	—	—	—	—	11,141	—	—	—	165,965	16,869
Dividends receivable — unaffiliated issuers	26,536	1,245,259	27,418	28,838	1,321,366	556,436	55,876	451,817	480,678	454,677
Dividends receivable — affiliated issuers	5	87	2	14	97	58	48	98	89	138

TOTAL ASSETS	60,747,701	1,418,510,981	39,304,619	98,093,744	2,165,504,079	625,914,006	403,360,726	1,587,220,899	1,160,406,152	640,813,676

LIABILITIES
Payable upon return of securities loaned	10,925,470	284,894,061	7,598,112	18,060,797	267,307,642	114,414,761	53,382,788	123,532,651	174,946,057	11,707,369
Payable for investments purchased	—	24,634,446	—	—	—	16,867,695	—	6,888,684	31,062,642	—
Due to custodian	—	—	175,747	—	—	—	—	—	—	—
Payable for fund shares repurchased	—	6,355	—	28	—	121	—	9,829	—	—
Accrued advisory fee (Note 3)	14,650	318,711	8,903	21,454	465,726	140,192	90,704	380,913	262,125	175,208
Accrued trustees’ fees and expenses (Note 3)	16	604	15	33	1,172	340	171	540	358	594

TOTAL LIABILITIES	10,940,136	309,854,177	7,782,777	18,082,312	267,774,540	131,423,109	53,473,663	130,812,617	206,271,182	11,883,171

NET ASSETS	$49,807,565	$1,108,656,804	$31,521,842	$80,011,432	$1,897,729,539	$494,490,897	$349,887,063	$1,456,408,282	$954,134,970	$628,930,505

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$40,046,851	$1,350,001,422	$24,603,155	$62,713,570	$2,258,346,538	$1,464,199,077	$414,856,553	$1,859,303,972	$734,180,842	$835,506,865
Undistributed (distribution in excess of) net investment income	—	1,421,762	9,032	19,596	—	944,069	—	—	(17)	59,277
Accumulated net realized gain (loss) on investments	(32,949)	(179,027,734)	565,895	954,230	(350,368,455)	(774,343,030)	(106,911,732)	(394,221,099)	50,566,710	(125,649,557)
Net unrealized appreciation (depreciation) on:
Investments	9,793,663	(63,738,646)	6,343,760	16,324,036	(10,248,544)	(196,309,219)	41,942,242	(8,674,591)	169,387,435	(80,986,080)

NET ASSETS	$49,807,565	$1,108,656,804	$31,521,842	$80,011,432	$1,897,729,539	$494,490,897	$349,887,063	$1,456,408,282	$954,134,970	$628,930,505

NET ASSET VALUE PER SHARE
Net asset value per share	$99.62	$153.98	$78.80	$100.01	$32.75	$42.26	$49.28	$82.28	$103.71	$86.75

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	7,200,000	400,000	800,000	57,950,016	11,700,230	7,100,000	17,700,000	9,200,135	7,250,113

COST OF INVESTMENTS:
Unaffiliated issuers	$39,883,486	$1,171,082,862	$25,143,889	$63,482,614	$1,838,548,955	$689,592,125	$307,572,135	$1,464,378,170	$733,757,761	$708,699,926
Affiliated issuers	11,044,011	285,286,973	7,613,803	18,258,242	335,871,064	115,206,911	53,790,425	124,174,795	226,288,587	12,628,146

Total cost of investments	$50,927,497	$1,456,369,835	$32,757,692	$81,740,856	$2,174,420,019	$804,799,036	$361,362,560	$1,588,552,965	$960,046,348	$721,328,072

* Includes investments in securities on loan, at value	$10,645,615	$277,762,150	$7,419,763	$17,577,954	$269,678,214	$112,637,731	$52,988,382	$121,444,384	$171,631,897	$11,711,054

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2014

					SPDR S&P
					1500		SPDR Russell	SPDR Russell
	SPDR S&P Semiconductor	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	Value	SPDR S&P 1500 Momentum	1000 Low Volatility	2000 Low Volatility	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	ETF	Tilt ETF	Tilt ETF	ETF	ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$165,168,046	$30,979,576	$25,541,769	$224,727,886	$8,375,854	$12,471,448	$10,766,496	$14,711,745	$253,526,146
Investments in securities of affiliated issuers, at value* (Note 3)	14,758,472	7,615,321	5,345,167	54,044,521	1,805,116	2,690,009	2,779,814	3,592,158	42,795,749

Total Investments	179,926,518	38,594,897	30,886,936	278,772,407	10,180,970	15,161,457	13,546,310	18,303,903	296,321,895
Cash	612	—	—	—	62	74	127	13	422
Receivable for investments sold	3,715,537	35,205	—	—	3	—	210,500	790,677	2,096,437
Receivable for fund shares sold	—	—	—	171	—	—	—	—	—
Dividends receivable — unaffiliated issuers	31,728	15,744	18,362	61,163	8,622	10,937	17,322	29,166	889,255
Dividends receivable — affiliated issuers	16	3	3	7	37	80	590	3	105

TOTAL ASSETS	183,674,411	38,645,849	30,905,301	278,833,748	10,189,694	15,172,548	13,774,849	19,123,762	299,308,114

LIABILITIES
Payable upon return of securities loaned	14,604,632	7,571,486	5,295,318	53,907,835	1,776,125	2,660,480	2,638,740	3,549,494	37,651,741
Payable for investments purchased	—	—	—	—	—	—	190,538	799,995	2,342,655
Due to custodian	—	35,205	—	—	—	—	—	—	—
Payable for fund shares repurchased	3,676,967	—	175	—	—	—	—	—	—
Accrued advisory fee (Note 3)	44,629	8,974	6,282	60,533	2,408	3,570	1,799	4,124	94,882
Accrued trustees’ fees and expenses (Note 3)	49	14	6	38	4	7	6	5	156

TOTAL LIABILITIES	18,326,277	7,615,679	5,301,781	53,968,406	1,778,537	2,664,057	2,831,083	4,353,618	40,089,434

NET ASSETS	$165,348,134	$31,030,170	$25,603,520	$224,865,342	$8,411,157	$12,508,491	$10,943,766	$14,770,144	$259,218,680

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$201,819,843	$27,793,649	$26,055,782	$195,837,323	$6,000,000	$11,918,851	$9,273,584	$13,966,840	$274,511,165
Undistributed (distribution in excess of) net investment income	—	—	—	—	563	—	4,754	(1,708)	792,970
Accumulated net realized gain (loss) on investments	(40,556,130)	(92,079)	(1,934,088)	(224,926)	284,195	55,297	431,677	67,019	(11,932,043)
Net unrealized appreciation (depreciation) on:
Investments	4,084,421	3,328,600	1,481,826	29,252,945	2,126,399	534,343	1,233,751	737,993	(4,153,412)

NET ASSETS	$165,348,134	$31,030,170	$25,603,520	$224,865,342	$8,411,157	$12,508,491	$10,943,766	$14,770,144	$259,218,680

NET ASSET VALUE PER SHARE
Net asset value per share	$75.16	$88.66	$56.90	$93.69	$84.11	$83.39	$72.96	$73.85	$43.57

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,200,000	350,000	450,000	2,400,000	100,000	150,000	150,000	200,000	5,950,000

COST OF INVESTMENTS:
Unaffiliated issuers	$161,083,625	$27,650,976	$24,059,943	$195,474,941	$6,252,169	$11,937,456	$9,548,942	$13,973,752	$257,590,713
Affiliated issuers	14,758,472	7,615,321	5,345,167	54,044,521	1,802,402	2,689,658	2,763,617	3,592,158	42,884,594

Total cost of investments	$175,842,097	$35,266,297	$29,405,110	$249,519,462	$8,054,571	$14,627,114	$12,312,559	$17,565,910	$300,475,307

* Includes investments in securities on loan, at value	$14,349,165	$7,419,152	$5,327,991	$52,841,895	$1,841,219	$2,654,905	$2,579,451	$3,474,411	$36,785,812

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2014

					SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth
	3000 ETF	1000 ETF	2000 ETF (1)	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$10,781,038	$887,832	$567,822	$5,592,208	$4,292,071	$1,171,074	$1,466,559	$1,410,460	$5,128,568	$2,985,115
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	14,592	1,223	82	8,542	6,631	228	125	126	673	478
Affiliated securities lending — net (Note 3 and Note 8)	110,405	10,267	60,973	10,012	12,272	77,267	65,917	37,217	254,627	249,771
Foreign taxes withheld	(3,347)	(209)	(330)	(540)	(392)	(1,892)	—	—	(152)	(291)

TOTAL INVESTMENT INCOME (LOSS)	10,902,688	899,113	628,547	5,610,222	4,310,582	1,246,677	1,532,601	1,447,803	5,383,716	3,235,073

EXPENSES
Advisory fee (Note 3)	565,945	45,216	48,868	645,618	350,530	87,637	358,766	188,408	814,657	825,218
Trustees’ fees and expenses (Note 3)	9,737	730	342	5,281	3,184	1,686	2,223	1,183	7,027	5,178
Miscellaneous expenses	2,698	1,911	—	1,166	1,906	1,884	—	1,874	31	—

TOTAL EXPENSES	578,380	47,857	49,210	652,065	355,620	91,207	360,989	191,465	821,715	830,396

NET INVESTMENT INCOME	10,324,308	851,256	579,337	4,958,157	3,954,962	1,155,470	1,171,612	1,256,338	4,562,001	2,404,677

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	12,130,436	4,053,896	3,340,039	14,777,484	15,680,520	21,066,585	19,620,942	7,263,875	49,746,334	32,014,365
Investments in securities of affiliated issuers	13,760	7,154	—	—	125,927	—	—	—	—	—
Foreign currency transactions	91	—	61	—	—	69	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	99,869,016	4,927,510	1,412,088	54,306,683	13,403,087	(1,676,976)	7,616,716	8,387,280	32,203,679	30,789,748

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	112,013,303	8,988,560	4,752,188	69,084,167	29,209,534	19,389,678	27,237,658	15,651,155	81,950,013	62,804,113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,337,611	$9,839,816	$5,331,525	$74,042,324	$33,164,496	$20,545,148	$28,409,270	$16,907,493	$86,512,014	$65,208,790

(1)	For the period July 8, 2013 (commencement of operations) to June 30, 2014.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2014

	SPDR S&P								SPDR Morgan
	600				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley
	Small Cap		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend
	Value ETF	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$3,979,997	$3,383,087	$65,942,139	$46,249,703	$3,155,537	$6,744,780	$175,462	$46,625,777	$3,309,418	$312,828,591
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	353	75	3,227	4,360	69,308	356	21	3,311	360	23,953,291
Affiliated securities lending — net (Note 3 and Note 8)	123,019	39,277	272,904	391,860	75,846	13,670	10,841	384,231	43,352	1,203,081
Foreign taxes withheld	—	(178,723)	—	—	—	—	(17)	(54,095)	(68,012)	—

TOTAL INVESTMENT INCOME (LOSS)	4,103,369	3,243,716	66,218,270	46,645,923	3,300,691	6,758,806	186,307	46,959,224	3,285,118	337,984,963

EXPENSES
Advisory fee (Note 3)	610,785	515,912	5,678,054	8,644,671	484,652	1,198,155	28,106	8,465,867	1,028,908	43,743,745
Trustees’ fees and expenses (Note 3)	3,947	1,752	40,448	46,208	1,843	7,051	148	42,503	3,516	231,139
Miscellaneous expenses	18	10,906	6	6	74	—	—	5	1	9,669

TOTAL EXPENSES	614,750	528,570	5,718,508	8,690,885	486,569	1,205,206	28,254	8,508,375	1,032,425	43,984,553

NET INVESTMENT INCOME	3,488,619	2,715,146	60,499,762	37,955,038	2,814,122	5,553,600	158,053	38,450,849	2,252,693	294,000,410

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	24,545,543	459,849	51,990,109	259,374,340	5,592,558	49,429,328	205,216	439,309,805	3,295,473	1,017,952,910
Investments in securities of affiliated issuers	—	—	—	—	86,366	—	—	—	—	4,306,369
Foreign currency transactions	—	4,929	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	22,663,951	19,978,754	177,645,254	101,027,176	8,118,401	5,019,711	690,585	(102,525,107)	47,086,008	965,614,376
Foreign currency transactions	—	10,357	—	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	47,209,494	20,453,889	229,635,363	360,401,516	13,797,325	54,449,039	895,801	336,784,698	50,381,481	1,987,873,655

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,698,113	$23,169,035	$290,135,125	$398,356,554	$16,611,447	$60,002,639	$1,053,854	$375,235,547	$52,634,174	$2,281,874,065

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2014

			SPDR S&P Health	SPDR S&P Health
	SPDR S&P Aerospace & Defense	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P Homebuilders	SPDR S&P Metals & Mining	SPDR S&P Oil & Gas Equipment & Services	SPDR S&P Oil & Gas Exploration & Production	SPDR S&P Pharmaceuticals	SPDR S&P Retail
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$757,867	$2,705,213	$141,965	$351,938	$14,804,427	$7,713,592	$2,957,266	$9,434,541	$5,531,228	$9,077,315
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	60	999	20	104	1,594	683	641	1,243	682	1,074
Affiliated securities lending — net (Note 3 and Note 8)	13,483	10,301,636	58,341	51,718	698,294	2,768,385	390,757	1,890,463	1,196,507	573,305
Foreign taxes withheld	—	—	—	—	—	—	(14,097)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	771,410	13,007,848	200,326	403,760	15,504,315	10,482,660	3,334,567	11,326,247	6,728,417	9,651,694

EXPENSES
Advisory fee (Note 3)	124,660	3,817,351	94,778	217,049	6,836,827	2,081,197	1,037,175	3,300,401	2,472,057	3,315,499
Trustees’ fees and expenses (Note 3)	467	18,924	439	1,019	39,741	10,128	5,140	15,751	10,477	19,502
Miscellaneous expenses	—	2	—	—	6	2	241	197	205	3,911

TOTAL EXPENSES	125,127	3,836,277	95,217	218,068	6,876,574	2,091,327	1,042,556	3,316,349	2,482,739	3,338,912

NET INVESTMENT INCOME	646,283	9,171,571	105,109	185,692	8,627,741	8,391,333	2,292,011	8,009,898	4,245,678	6,312,782

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	62,736	433,501,547	831,461	968,503	345,929,761	(62,151,001)	8,337,207	143,627,145	159,985,054	157,335,733
Investments in securities of affiliated issuers	—	—	—	—	(10,008,876)	—	—	—	174,522	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,020,822	(101,256,879)	4,403,830	12,365,289	(160,758,175)	183,506,220	57,388,600	151,179,886	99,771,877	(40,569,889)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,083,558	332,244,668	5,235,291	13,333,792	175,162,710	121,355,219	65,725,807	294,807,031	259,931,453	116,765,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,729,841	$341,416,239	$5,340,400	$13,519,484	$183,790,451	$129,746,552	$68,017,818	$302,816,929	$264,177,131	$123,078,626

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2014

					SPDR S&P
					1500		SPDR Russell	SPDR Russell
	SPDR S&P Semiconductor	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	Value	SPDR S&P 1500 Momentum	1000 Low Volatility	2000 Low Volatility	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	ETF	Tilt ETF	Tilt ETF	ETF	ETF	Stock ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$843,208	$179,726	$165,299	$707,760	$169,509	$195,942	$258,775	$292,157	$16,133,594
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	98	25	20	58	169	459	2,150	22	144,725
Affiliated securities lending — net (Note 3 and Note 8)	58,935	44,203	9,729	46,387	3,092	4,159	3,770	5,316	458,584
Foreign taxes withheld	—	—	—	—	(3)	(21)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	902,241	223,954	175,048	754,205	172,767	200,539	264,695	297,495	16,736,903

EXPENSES
Advisory fee (Note 3)	351,192	96,734	44,247	314,670	27,229	40,465	20,348	25,645	1,152,878
Trustees’ fees and expenses (Note 3)	1,420	389	169	1,152	125	193	159	127	5,297
Miscellaneous expenses	—	—	—	—	—	—	—	—	1

TOTAL EXPENSES	352,612	97,123	44,416	315,822	27,354	40,658	20,507	25,772	1,158,176

NET INVESTMENT INCOME	549,629	126,831	130,632	438,383	145,413	159,881	244,188	271,723	15,578,727

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	30,711,693	2,768,268	107,588	3,808,810	299,278	2,875,494	503,593	2,065,397	(9,361,483)
Investments in securities of affiliated issuers	—	—	—	—	510	7,132	264	—	(138,833)
Net change in unrealized appreciation (depreciation) on:
Investments	4,858,837	1,278,147	1,557,886	24,641,864	1,216,661	(527,350)	1,115,400	544,047	5,421,645

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	35,570,530	4,046,415	1,665,474	28,450,674	1,516,449	2,355,276	1,619,257	2,609,444	(4,078,671)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,120,159	$4,173,246	$1,796,106	$28,889,057	$1,661,862	$2,515,157	$1,863,445	$2,881,167	$11,500,056

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF		SPDR Russell 2000 ETF	SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF
					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	7/8/13*-	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,324,308	$9,220,005	$851,256	$897,230	$579,337	$4,958,157	$4,246,724	$3,954,962	$2,961,665
Net realized gain (loss) on investments and foreign currency transactions	12,144,287	7,131,231	4,061,050	3,720,837	3,340,100	14,777,484	8,097,366	15,806,447	(714,178)
Net change in unrealized appreciation (depreciation) on investments	99,869,016	69,916,560	4,927,510	1,404,839	1,412,088	54,306,683	22,431,083	13,403,087	24,396,930

Net increase in net assets resulting from operations	122,337,611	86,267,796	9,839,816	8,081,269	5,331,525	74,042,324	34,775,173	33,164,496	26,644,417

Net equalization credits and charges (Note 2)	(7,242)	(6,723)	(508)	(7,810)	36,421	204,616	(39,679)	(42,908)	50,051

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,289,953)	(9,115,269)	(853,873)	(898,241)	(578,178)	(5,189,972)	(4,147,006)	(3,837,847)	(3,121,300)
Net realized gains	—	—	—	—	(30,635)	—	—	—	—

Total distributions to shareholders	(10,289,953)	(9,115,269)	(853,873)	(898,241)	(608,813)	(5,189,972)	(4,147,006)	(3,837,847)	(3,121,300)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	14,037,212	11,658,517	8,821,230	—	76,043,438	118,773,486	13,555,991	54,601,090	42,900,059
Cost of shares redeemed	(12,409,662)	(15,670,583)	(9,223,959)	(10,973,686)	(27,567,740)	(7,802,249)	(16,098,016)	(34,522,720)	(8,174,804)
Net income equalization (Note 2)	7,242	6,723	508	7,810	(36,421)	(204,616)	39,679	42,908	(50,051)

Net increase (decrease) in net assets from beneficial interest transactions	1,634,792	(4,005,343)	(402,221)	(10,965,876)	48,439,277	110,766,621	(2,502,346)	20,121,278	34,675,204

Net increase (decrease) in net assets during the year	113,675,208	73,140,461	8,583,214	(3,790,658)	53,198,410	179,823,589	28,086,142	49,405,019	58,248,372
Net assets at beginning of year	499,249,070	426,108,609	37,646,436	41,437,094	—	247,627,061	219,540,919	156,368,430	98,120,058

NET ASSETS END OF YEAR (1)	$612,924,278	$499,249,070	$46,229,650	$37,646,436	$53,198,410	$427,450,650	$247,627,061	$205,773,449	$156,368,430

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	100,000	100,000	—	1,150,000	1,400,000	200,000	600,000	550,000
Shares redeemed	(100,102)	(150,000)	(100,000)	(150,000)	(400,000)	(100,103)	(250,000)	(400,154)	(100,000)

Net increase (decrease)	(102)	(50,000)	—	(150,000)	750,000	1,299,897	(50,000)	199,846	450,000

(1) Including undistributed (distribution in excess of) net investment income	$5,667	$69,049	$5,372	$12,873	$(265)	$—	$85,563	$82,324	$(21,469)

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell Small Cap Completeness ETF		SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,155,470	$1,403,155	$1,171,612	$756,536	$1,256,338	$607,986	$4,562,001	$3,707,358	$2,404,677	$2,104,888
Net realized gain (loss) on investments and foreign currency transactions	21,066,654	1,560,939	19,620,942	5,135,550	7,263,875	2,608,230	49,746,334	4,357,943	32,014,365	3,180,050
Net change in unrealized appreciation (depreciation) on investments	(1,676,976)	15,846,181	7,616,716	8,380,554	8,387,280	3,654,624	32,203,679	47,054,274	30,789,748	29,545,556

Net increase in net assets resulting from operations	20,545,148	18,810,275	28,409,270	14,272,640	16,907,493	6,870,840	86,512,014	55,119,575	65,208,790	34,830,494

Net equalization credits and charges (Note 2)	(51,907)	2,971	23,712	28,079	42,585	32,344	3,051	36,525	90,579	68,258

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,078,221)	(1,414,171)	(1,185,705)	(839,670)	(1,222,069)	(644,299)	(4,416,693)	(3,759,285)	(2,231,814)	(2,214,821)
Net realized gains	(7,828,490)	(555,407)	—	—	(13,424)	—	(8,828,562)	—	(127,892)	—

Total distributions to shareholders	(8,906,711)	(1,969,578)	(1,185,705)	(839,670)	(1,235,493)	(644,299)	(13,245,255)	(3,759,285)	(2,359,706)	(2,214,821)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,783,221	7,274,232	105,372,931	32,529,690	63,513,473	23,272,892	113,264,007	82,179,985	118,809,485	54,306,018
Cost of shares redeemed	(36,352,974)	—	(48,350,005)	(17,906,541)	(15,310,328)	(3,432,106)	(76,576,177)	—	(8,096,783)	(12,275,270)
Net income equalization (Note 2)	51,907	(2,971)	(23,712)	(28,079)	(42,585)	(32,344)	(3,051)	(36,525)	(90,579)	(68,258)

Net increase (decrease) in net assets from beneficial interest transactions	(28,517,846)	7,271,261	56,999,214	14,595,070	48,160,560	19,808,442	36,684,779	82,143,460	110,622,123	41,962,490

Net increase (decrease) in net assets during the year	(16,931,316)	24,114,929	84,246,491	28,056,119	63,875,145	26,067,327	109,954,589	133,540,275	173,561,786	74,646,421
Net assets at beginning of year	95,008,168	70,893,239	91,003,214	62,947,095	48,281,853	22,214,526	316,922,328	183,382,053	225,999,952	151,353,531

NET ASSETS END OF YEAR (1)	$78,076,852	$95,008,168	$175,249,705	$91,003,214	$112,156,998	$48,281,853	$426,876,917	$316,922,328	$399,561,738	$225,999,952

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	100,000	1,000,000	350,000	800,000	350,000	1,150,000	1,050,000	700,000	400,000
Shares redeemed	(450,000)	—	(450,000)	(200,000)	(200,000)	(50,000)	(750,000)	—	(50,100)	(100,000)

Net increase (decrease)	(350,000)	100,000	550,000	150,000	600,000	300,000	400,000	1,050,000	649,900	300,000

(1) Including undistributed (distribution in excess of) net investment income	$(26,590)	$(38,454)	$—	$(83,134)	$—	$(29,591)	$—	$(92,590)	$—	$(151,155)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Value ETF		SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF		SPDR S&P Capital Markets ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,488,619	$2,464,563	$2,715,146	$2,314,311	$60,499,762	$50,071,544	$37,955,038	$36,894,609	$2,814,122	$1,211,342
Net realized gain (loss) on investments and foreign currency transactions	24,545,543	10,472,700	464,778	(3,167,158)	51,990,109	46,699,500	259,374,340	102,310,510	5,678,924	(1,783,997)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	22,663,951	22,659,966	19,989,111	15,524,507	177,645,254	37,967,436	101,027,176	362,678,364	8,118,401	7,261,725

Net increase in net assets resulting from operations	50,698,113	35,597,229	23,169,035	14,671,660	290,135,125	134,738,480	398,356,554	501,883,483	16,611,447	6,689,070

Net equalization credits and charges (Note 2)	93,408	(32,907)	28,963	(100,446)	413,715	203,883	(225,020)	1,357,506	59,155	93,037

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,378,293)	(2,507,819)	(2,772,398)	(2,254,743)	(75,037,487)	(62,107,106)	(35,668,872)	(39,477,498)	(2,606,830)	(1,365,193)
Net realized gains	(1,390,826)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(4,769,119)	(2,507,819)	(2,772,398)	(2,254,743)	(75,037,487)	(62,107,106)	(35,668,872)	(39,477,498)	(2,606,830)	(1,365,193)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	102,502,936	28,493,086	6,865,130	—	375,865,359	398,582,639	799,955,121	1,588,267,794	152,111,302	100,428,390
Cost of shares redeemed	(10,351,881)	(12,131,242)	(7,388)	(16,400,290)	(192,353,113)	(250,035,443)	(959,354,369)	(1,212,009,036)	(34,710,356)	(61,108,970)
Net income equalization (Note 2)	(93,408)	32,907	(28,963)	100,446	(413,715)	(203,883)	225,020	(1,357,506)	(59,155)	(93,037)

Net increase (decrease) in net assets from beneficial interest transactions	92,057,647	16,394,751	6,828,779	(16,299,844)	183,098,531	148,343,313	(159,174,228)	374,901,252	117,341,791	39,226,383

Net increase (decrease) in net assets during the year	138,080,049	49,451,254	27,254,379	(3,983,373)	398,609,884	221,178,570	203,288,434	838,664,743	131,405,563	44,643,297
Net assets at beginning of year	170,652,065	121,200,811	88,219,985	92,203,358	2,180,930,353	1,959,751,783	2,289,295,137	1,450,630,394	67,906,778	23,263,481

NET ASSETS END OF YEAR (1)	$308,732,114	$170,652,065	$115,474,364	$88,219,985	$2,579,540,237	$2,180,930,353	$2,492,583,571	$2,289,295,137	$199,312,341	$67,906,778

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	350,000	100,000	—	4,900,000	5,250,000	25,000,000	63,250,000	3,100,000	2,800,000
Shares redeemed	(100,289)	(150,000)	(119)	(300,000)	(2,550,275)	(3,400,000)	(30,250,000)	(49,200,000)	(750,000)	(1,850,000)

Net increase (decrease)	899,711	200,000	99,881	(300,000)	2,349,725	1,850,000	(5,250,000)	14,050,000	2,350,000	950,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$(69,849)	$53,484	$105,801	$—	$(12,015,410)	$1,647,997	$(638,169)	$31,726	$(132,954)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Insurance ETF		SPDR S&P Mortgage Finance ETF		SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,553,600	$3,678,575	$158,053	$114,108	$38,450,849	$26,529,555	$2,252,693	$1,850,814	$294,000,410	$296,564,224
Net realized gain (loss) on investments	49,429,328	39,211,009	205,216	286,287	439,309,805	135,082,674	3,295,473	11,623,804	1,022,259,279	282,096,091
Net change in unrealized appreciation (depreciation) on investments	5,019,711	10,122,929	690,585	796,833	(102,525,107)	140,744,436	47,086,008	13,318,511	965,614,376	1,465,368,063

Net increase in net assets resulting from operations	60,002,639	53,012,513	1,053,854	1,197,228	375,235,547	302,356,665	52,634,174	26,793,129	2,281,874,065	2,044,028,378

Net equalization credits and charges (Note 2)	(57,611)	234,659	—	6,997	711,869	594,814	(18,648)	(22,995)	(2,786,550)	2,397,173

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,196,398)	(4,066,305)	(148,702)	(120,472)	(37,752,479)	(26,435,470)	(2,266,710)	(1,796,054)	(286,139,730)	(304,424,904)
Net realized gains	—	—	—	—	—	—	—	—	(218,446,150)	—

Total distributions to shareholders	(5,196,398)	(4,066,305)	(148,702)	(120,472)	(37,752,479)	(26,435,470)	(2,266,710)	(1,796,054)	(504,585,880)	(304,424,904)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	648,460,268	592,150,045	—	2,548,018	4,755,535,540	3,147,979,327	16,930,946	3,269,171	947,471,704	1,846,412,604
Cost of shares redeemed	(749,418,466)	(416,020,200)	—	—	(4,286,820,138)	(2,821,063,468)	(21,031,269)	(16,890,687)	(1,854,780,184)	(772,535,005)
Net income equalization (Note 2)	57,611	(234,659)	—	(6,997)	(711,869)	(594,814)	18,648	22,995	2,786,550	(2,397,173)

Net increase (decrease) in net assets from beneficial interest transactions	(100,900,587)	175,895,186	—	2,541,021	468,003,533	326,321,045	(4,081,675)	(13,598,521)	(904,521,930)	1,071,480,426

Net increase (decrease) in net assets during the year	(46,151,957)	225,076,053	905,152	3,624,774	806,198,470	602,837,054	46,267,141	11,375,559	869,979,705	2,813,481,073
Net assets at beginning of year	318,774,215	93,698,162	7,491,571	3,866,797	1,770,490,009	1,167,652,955	178,028,697	166,653,138	11,936,788,516	9,123,307,443

NET ASSETS END OF YEAR (1)	$272,622,258	$318,774,215	$8,396,723	$7,491,571	$2,576,688,479	$1,770,490,009	$224,295,838	$178,028,697	$12,806,768,221	$11,936,788,516

SHARES OF BENEFICIAL INTEREST:
Shares sold	10,900,000	11,750,000	—	50,000	124,000,000	105,700,000	200,000	50,000	13,150,000	28,800,000
Shares redeemed	(12,550,000)	(8,150,000)	—	—	(112,400,000)	(96,100,000)	(250,102)	(250,000)	(25,650,000)	(12,950,000)

Net increase (decrease)	(1,650,000)	3,600,000	—	50,000	11,600,000	9,600,000	(50,102)	(200,000)	(12,500,000)	15,850,000

(1) Including undistributed (distribution in excess of) net investment income	$220,379	$(136,823)	$6,183	$(3,168)	$950,199	$251,829	$—	$58,063	$—	$(7,860,680)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Aerospace & Defense ETF		SPDR S&P Biotech ETF		SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$646,283	$254,781	$9,171,571	$2,209,321	$105,109	$73,610	$185,692	$137,347	$8,627,741	$13,061,879
Net realized gain (loss) on investments	62,736	1,002,728	433,501,547	122,697,952	831,461	923,106	968,503	2,398,954	335,920,885	431,833,810
Net change in unrealized appreciation (depreciation) on investments	6,020,822	2,896,975	(101,256,879)	(10,500,755)	4,403,830	888,820	12,365,289	3,408,645	(160,758,175)	148,788,681

Net increase in net assets resulting from operations	6,729,841	4,154,484	341,416,239	114,406,518	5,340,400	1,885,536	13,519,484	5,944,946	183,790,451	593,684,370

Net equalization credits and charges (Note 2)	26,702	1,165	550,916	(69,776)	(1,149)	(1,238)	(15,491)	12,401	(515,684)	661,096

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(587,352)	(256,804)	(8,997,416)	(2,102,827)	(84,612)	(73,156)	(165,585)	(139,824)	(7,422,797)	(13,639,867)
Net realized gains	(331,872)	(85,206)	—	—	—	(307,664)	(158,174)	(405,154)	—	—

Total distributions to shareholders	(919,224)	(342,010)	(8,997,416)	(2,102,827)	(84,612)	(380,820)	(323,759)	(544,978)	(7,422,797)	(13,639,867)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	28,652,190	—	2,427,299,100	1,093,086,996	7,257,075	3,016,365	22,289,985	53,548,175	3,551,552,029	3,361,770,329
Cost of shares redeemed	—	(3,198,676)	(2,500,914,604)	(996,989,207)	—	(8,430,603)	—	(23,723,912)	(4,305,497,321)	(2,787,909,693)
Net income equalization (Note 2)	(26,702)	(1,165)	(550,916)	69,776	1,149	1,238	15,491	(12,401)	515,684	(661,096)

Net increase (decrease) in net assets from beneficial interest transactions	28,625,488	(3,199,841)	(74,166,420)	96,167,565	7,258,224	(5,413,000)	22,305,476	29,811,862	(753,429,608)	573,199,540

Net increase (decrease) in net assets during the year	34,462,807	613,798	258,803,319	208,401,480	12,512,863	(3,909,522)	35,485,710	35,224,231	(577,577,638)	1,153,905,139
Net assets at beginning of year	15,344,758	14,730,960	849,853,485	641,452,005	19,008,979	22,918,501	44,525,722	9,301,491	2,475,307,177	1,321,402,038

NET ASSETS END OF YEAR (1)	$49,807,565	$15,344,758	$1,108,656,804	$849,853,485	$31,521,842	$19,008,979	$80,011,432	$44,525,722	$1,897,729,539	$2,475,307,177

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	—	17,950,000	11,450,000	100,000	50,000	250,000	750,000	113,200,000	126,100,000
Shares redeemed	—	(50,000)	(18,850,000)	(10,600,000)	—	(150,000)	—	(350,000)	(139,300,000)	(103,900,000)

Net increase (decrease)	300,000	(50,000)	(900,000)	850,000	100,000	(100,000)	250,000	400,000	(26,100,000)	22,200,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$(2,023)	$1,421,762	$(400,314)	$9,032	$(11,465)	$19,596	$(511)	$—	$(577,988)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,391,333	$11,825,431	$2,292,011	$2,228,681	$8,009,898	$11,863,613	$4,245,678	$7,581,843	$6,312,782	$12,174,082
Net realized gain (loss) on investments	(62,151,001)	(115,565,873)	8,337,207	18,768,819	143,627,145	70,622,405	160,159,576	57,617,986	157,335,733	138,771,529
Net change in unrealized appreciation (depreciation) on investments	183,506,220	(40,842,152)	57,388,600	45,779,445	151,179,886	36,879,182	99,771,877	1,417,389	(40,569,889)	41,104,242

Net increase (decrease) in net assets resulting from operations	129,746,552	(144,582,594)	68,017,818	66,776,945	302,816,929	119,365,200	264,177,131	66,617,218	123,078,626	192,049,853

Net equalization credits and charges (Note 2)	(675,969)	226,369	(33,765)	(19,344)	910,847	679,792	281,008	(90,479)	108,594	(303,587)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,355,709)	(12,248,323)	(2,295,178)	(2,235,886)	(7,640,452)	(12,594,981)	(4,308,537)	(7,519,001)	(6,702,760)	(11,724,827)
Net realized gains	—	—	—	—	—	—	(10,507,256)	—	—	—

Total distributions to shareholders	(7,355,709)	(12,248,323)	(2,295,178)	(2,235,886)	(7,640,452)	(12,594,981)	(14,815,793)	(7,519,001)	(6,702,760)	(11,724,827)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,299,005,134	2,527,844,702	116,855,681	324,383,290	10,973,820,399	8,242,814,327	476,908,506	154,764,199	9,536,214,715	11,828,548,475
Cost of shares redeemed	(1,537,845,087)	(2,529,753,420)	(93,019,889)	(377,567,538)	(10,671,535,685)	(8,357,479,239)	(243,851,149)	(213,939,176)	(10,198,855,288)	(11,553,889,810)
Net income equalization (Note 2)	675,969	(226,369)	33,765	19,344	(910,847)	(679,792)	(281,008)	90,479	(108,594)	303,587

Net increase (decrease) in net assets from beneficial interest transactions	(238,163,984)	(2,135,087)	23,869,557	(53,164,904)	301,373,867	(115,344,704)	232,776,349	(59,084,498)	(662,749,167)	274,962,252

Net increase (decrease) in net assets during the year	(116,449,110)	(158,739,635)	89,558,432	11,356,811	597,461,191	(7,894,693)	482,418,695	(76,760)	(546,264,707)	454,983,691
Net assets at beginning of year	610,940,007	769,679,642	260,328,631	248,971,820	858,947,091	866,841,784	471,716,275	471,793,035	1,175,195,212	720,211,521

NET ASSETS END OF YEAR (1)	$494,490,897	$610,940,007	$349,887,063	$260,328,631	$1,456,408,282	$858,947,091	$954,134,970	$471,716,275	$628,930,505	$1,175,195,212

SHARES OF BENEFICIAL INTEREST:
Shares sold	32,950,000	61,050,000	2,600,000	8,850,000	158,150,000	146,550,000	5,400,000	2,400,000	114,050,000	176,950,000
Shares redeemed	(39,650,000)	(61,200,000)	(2,150,000)	(10,300,000)	(155,200,000)	(149,000,000)	(2,900,000)	(3,650,000)	(122,150,000)	(173,800,000)

Net increase (decrease)	(6,700,000)	(150,000)	450,000	(1,450,000)	2,950,000	(2,450,000)	2,500,000	(1,250,000)	(8,100,000)	3,150,000

(1) Including undistributed (distribution in excess of) net investment income	$944,069	$(91,555)	$—	$10,082	$—	$(1,294,805)	$(17)	$62,842	$59,277	$449,255

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR S&P 1500 Value Tilt ETF
										For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	10/24/12*-
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$549,629	$344,784	$126,831	$178,655	$130,632	$113,527	$438,383	$160,680	$145,413	$94,932
Net realized gain (loss) on investments	30,711,693	3,814,240	2,768,268	1,648,517	107,588	(436,310)	3,808,810	1,415,309	299,788	121,175
Net change in unrealized appreciation (depreciation) on investments	4,858,837	6,326,871	1,278,147	1,196,674	1,557,886	1,196,579	24,641,864	4,423,648	1,216,661	909,738

Net increase in net assets resulting from operations	36,120,159	10,485,895	4,173,246	3,023,846	1,796,106	873,796	28,889,057	5,999,637	1,661,862	1,125,845

Net equalization credits and charges (Note 2)	51,463	(32,122)	10,541	(16,706)	34,413	(16,536)	30,464	9,282	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(594,130)	(317,050)	(106,302)	(164,028)	(152,425)	(122,407)	(477,711)	(169,421)	(145,393)	(93,054)
Net realized gains	—	—	(573,191)	(293,905)	—	—	—	—	(138,103)	—

Total distributions to shareholders	(594,130)	(317,050)	(679,493)	(457,933)	(152,425)	(122,407)	(477,711)	(169,421)	(283,496)	(93,054)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	545,974,897	248,745,935	26,234,384	—	19,269,642	2,438,879	163,678,000	33,883,175	—	6,000,000
Cost of shares redeemed	(466,848,173)	(246,171,174)	(13,278,070)	(6,431,068)	(2,614,424)	—	(13,635,100)	(5,693,131)	—	—
Net income equalization (Note 2)	(51,463)	32,122	(10,541)	16,706	(34,413)	16,536	(30,464)	(9,282)	—	—

Net increase (decrease) in net assets from beneficial interest transactions	79,075,261	2,606,883	12,945,773	(6,414,362)	16,620,805	2,455,415	150,012,436	28,180,762	—	6,000,000

Net increase (decrease) in net assets during the year	114,652,753	12,743,606	16,450,067	(3,865,155)	18,298,899	3,190,268	178,454,246	34,020,260	1,378,366	7,032,791
Net assets at beginning of year	50,695,381	37,951,775	14,580,103	18,445,258	7,304,621	4,114,353	46,411,096	12,390,836	7,032,791	—

NET ASSETS END OF YEAR (1)	$165,348,134	$50,695,381	$31,030,170	$14,580,103	$25,603,520	$7,304,621	$224,865,342	$46,411,096	$8,411,157	$7,032,791

SHARES OF BENEFICIAL INTEREST:
Shares sold	8,850,000	5,450,000	300,000	—	350,000	50,000	1,900,000	550,000	—	100,000
Shares redeemed	(7,600,000)	(5,350,000)	(150,000)	(100,000)	(50,000)	—	(200,000)	(100,000)	—	—

Net increase (decrease)	1,250,000	100,000	150,000	(100,000)	300,000	50,000	1,700,000	450,000	—	100,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$(10,313)	$—	$(4,917)	$—	$—	$—	$(6,335)	$563	$1,467

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR Russell 1000 Low Volatility ETF		SPDR Russell 2000 Low Volatility ETF		SPDR Wells Fargo Preferred Stock ETF
		For the Period		For the Period		For the Period
	Year Ended	10/24/12*-	Year Ended	2/20/13*-	Year Ended	2/20/13*-	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$159,881	$97,754	$244,188	$64,973	$271,723	$88,264	$15,578,727	$20,971,749
Net realized gain (loss) on investments	2,882,626	(119,903)	503,857	36,801	2,065,397	65,325	(9,500,316)	(1,619,738)
Net change in unrealized appreciation (depreciation) on investments	(527,350)	1,061,693	1,115,400	118,351	544,047	193,946	5,421,645	(15,094,379)

Net increase in net assets resulting from operations	2,515,157	1,039,544	1,863,445	220,125	2,881,167	347,535	11,500,056	4,257,632

Net equalization credits and charges (Note 2)	(1,389)	7,724	—	13,205	29,933	7,931	(639,574)	447,515

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,280)	(104,032)	(232,356)	(71,915)	(295,042)	(77,560)	(16,557,294)	(21,324,457)
Net realized gains	(58,194)	—	(109,117)	—	(110,233)	—	—	—

Total distributions to shareholders	(210,474)	(104,032)	(341,473)	(71,915)	(405,275)	(77,560)	(16,557,294)	(21,324,457)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	11,929,117	9,234,325	—	9,273,584	16,990,599	9,071,798	35,790,724	208,298,716
Cost of shares redeemed	(11,895,146)	—	—	—	(14,038,120)	—	(133,172,471)	(82,747,868)
Net income equalization (Note 2)	1,389	(7,724)	—	(13,205)	(29,933)	(7,931)	639,574	(447,515)

Net increase (decrease) in net assets from beneficial interest transactions	35,360	9,226,601	—	9,260,379	2,922,546	9,063,867	(96,742,173)	125,103,333

Net increase (decrease) in net assets during the year	2,338,654	10,169,837	1,521,972	9,421,794	5,428,371	9,341,773	(102,438,985)	108,484,023
Net assets at beginning of year	10,169,837	—	9,421,794	—	9,341,773	—	361,657,665	253,173,642

NET ASSETS END OF YEAR (1)	$12,508,491	$10,169,837	$10,943,766	$9,421,794	$14,770,144	$9,341,773	$259,218,680	$361,657,665

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	150,000	—	150,000	250,000	150,000	850,000	4,550,000
Shares redeemed	(150,000)	—	—	—	(200,000)	—	(3,200,000)	(1,850,000)

Net increase (decrease)	—	150,000	—	150,000	50,000	150,000	(2,350,000)	2,700,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$(6,642)	$4,754	$(6,942)	$(1,708)	$10,704	$792,970	$1,192,969

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

															SPDR
															Russell
	SPDR Russell 3000 ETF							SPDR Russell 1000 ETF							2000 ETF
															For the
															Period
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	7/8/13*-
	6/30/14		6/30/13		6/30/12	6/30/11	6/30/10	6/30/14		6/30/13	6/30/12	6/30/11		6/30/10	6/30/14

Net asset value, beginning of period	$120.30		$101.45		$99.24	$76.77	$67.33	$75.29		$63.75	$62.09	$48.17		$42.69	$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	2.53		2.25		1.90	1.59	1.41	1.63		1.46	1.21	1.04		0.93	0.95
Net realized and unrealized gain (loss) (2)	27.38		18.83		1.89	22.46	9.36	17.17		11.56	1.62	13.92		5.38	10.77

Total from investment operations	29.91		21.08		3.79	24.05	10.77	18.80		13.02	2.83	14.96		6.31	11.72

Net equalization credits and charges (1)	(0.00	)(3)	(0.00	)(3)	0.21	(0.01)	(0.03)	(0.00	)(3)	(0.01)	0.00 (3)	(0.00	)(3)	(0.02)	0.06

Distributions to shareholders from:
Net investment income	(2.52)		(2.23)		(1.79)	(1.57)	(1.30)	(1.63)		(1.47)	(1.17)	(1.04)		(0.81)	(0.83)
Net realized gains	—		—		—	—	—	—		—	—	—		—	(0.02)

Total distributions	(2.52)		(2.23)		(1.79)	(1.57)	(1.30)	(1.63)		(1.47)	(1.17)	(1.04)		(0.81)	(0.85)

Net asset value, end of period	$147.69		$120.30		$101.45	$99.24	$76.77	$92.46		$75.29	$63.75	$62.09		$48.17	$70.93

Total return (4)	25.02%		20.91%		4.16%	31.45%	15.87%	25.14%		20.56%	4.69%	31.17%		14.67%	19.69%
Net assets, end of period (in 000’s)	$612,924		$499,249		$426,109	$193,526	$157,382	$46,230		$37,646	$41,437	$37,253		$33,720	$53,198
Ratio of expenses to average net assets	0.10%		0.20%		0.20%	0.22%	0.20%	0.11%		0.20%	0.20%	0.22%		0.20%	0.12	%(5)
Ratio of net investment income (loss) to average net assets	1.87%		2.03%		1.97%	1.73%	1.76%	1.92%		2.11%	1.99%	1.80%		1.84%	1.42	%(5)
Portfolio turnover rate (6)	19%		1%		3%	2%	2%	8%		6%	4%	5%		5%	19%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Growth ETF					SPDR S&P 500 Value ETF					SPDR Russell Small Cap Completeness ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$72.83	$63.63	$60.18	$45.21	$39.70	$82.26	$67.63	$67.32	$54.02	$48.38	$76.01	$61.65	$64.26	$46.60	$36.78

Income (loss) from investment operations:
Net investment income (loss) (1)	1.28	1.25	1.01	0.67	0.39	2.04	1.85	1.52	1.51	1.51	1.14	1.18	0.80	0.76	0.69
Net realized and unrealized gain (loss) (2)	18.08	9.19	3.45	14.96	5.52	15.67	14.66	0.32	13.19	5.54	18.59	14.85	(2.60)	17.65	9.67

Total from investment operations	19.36	10.44	4.46	15.63	5.91	17.71	16.51	1.84	14.70	7.05	19.73	16.03	(1.80)	18.41	10.36

Net equalization credits and charges (1)	0.05	(0.01)	0.01	0.00 (3)	—	(0.02)	0.03	(0.06)	0.11	(0.03)	(0.05)	0.00 (3)	0.00 (3)	0.01	0.04

Distributions to shareholders from:
Net investment income	(1.29)	(1.23)	(1.02)	(0.66)	(0.37)	(2.00)	(1.91)	(1.47)	(1.51)	(1.38)	(1.13)	(1.19)	(0.81)	(0.76)	(0.58)
Net realized gains	—	—	—	—	—	—	—	—	—	—	(7.81)	(0.48)	—	—	—

Return of capital	—	—	—	—	(0.03)	—	—	—	—	—	—	—	—	—	—

Total distributions	(1.29)	(1.23)	(1.02)	(0.66)	(0.40)	(2.00)	(1.91)	(1.47)	(1.51)	(1.38)	(8.94)	(1.67)	(0.81)	(0.76)	(0.58)

Net asset value, end of period	$90.95	$72.83	$63.63	$60.18	$45.21	$97.95	$82.26	$67.63	$67.32	$54.02	$86.75	$76.01	$61.65	$64.26	$46.60

Total return (4)	26.78%	16.49%	7.54%	34.65%	14.83%	21.67%	24.70%	2.81%	27.58%	14.39%	26.70%	26.19%	(2.73)%	39.67%	28.26%
Net assets, end of period (in 000’s)	$427,451	$247,627	$219,541	$192,586	$167,284	$205,773	$156,368	$98,120	$171,718	$99,985	$78,077	$95,008	$70,893	$80,329	$53,585
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.22%	0.20%	0.20%	0.20%	0.20%	0.22%	0.20%	0.11%	0.25%	0.25%	0.27%	0.26%
Ratio of net investment income (loss) to average net assets	1.54%	1.83%	1.69%	1.22%	0.83%	2.26%	2.45%	2.37%	2.36%	2.66%	1.37%	1.71%	1.34%	1.31%	1.47%
Portfolio turnover rate (5)	23%	26%	21%	46%	15%	23%	30%	25%	41%	15%	75%	29%	20%	23%	31%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF					SPDR S&P 400 Mid Cap Value ETF					SPDR S&P 600 Small Cap ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$95.79	$78.68	$82.38	$57.07	$45.20	$68.97	$55.54	$57.18	$44.81	$35.29	$86.83	$70.53	$70.54	$51.57	$41.18

Income (loss) from investment operations:
Net investment income (loss) (1)	0.89	0.94	0.50	0.36	0.30	1.31	1.23	0.97	1.05	1.17	1.11	1.19	0.95	0.70	0.67
Net realized and unrealized gain (loss) (2)	21.02	17.14	(3.62)	25.31	11.84	17.19	13.39	(1.60)	12.42	9.32	20.68	16.31	(0.20)	19.03	10.28

Total from investment operations	21.91	18.08	(3.12)	25.67	12.14	18.50	14.62	(0.63)	13.47	10.49	21.79	17.50	0.75	19.73	10.95

Net equalization credits and charges (1)	0.02	0.04	(0.01)	(0.01)	0.01	0.04	0.07	(0.03)	(0.03)	0.08	0.00 (3)	0.01	0.14	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.89)	(1.01)	(0.57)	(0.35)	(0.28)	(1.23)	(1.26)	(0.98)	(1.07)	(0.85)	(1.09)	(1.21)	(0.90)	(0.71)	(0.57)
Net realized gains	—	—	—	—	—	(0.01)	—	—	—	—	(2.13)	—	—	(0.04)	—

Return of capital	—	—	—	—	—	—	—	—	—	(0.20)	—	—	—	—	—

Total distributions	(0.89)	(1.01)	(0.57)	(0.35)	(0.28)	(1.24)	(1.26)	(0.98)	(1.07)	(1.05)	(3.22)	(1.21)	(0.90)	(0.75)	(0.57)

Net asset value, end of period	$116.83	$95.79	$78.68	$82.38	$57.07	$86.27	$68.97	$55.54	$57.18	$44.81	$105.40	$86.83	$70.53	$70.54	$51.57

Total return (4)	22.94%	22.96%	(3.66)%	45.01%	26.86%	27.04%	26.42%	(0.82)%	30.15%	29.92%	25.23%	24.98%	1.35%	38.37%	26.57%
Net assets, end of period (in 000’s)	$175,250	$91,003	$62,947	$74,140	$59,923	$112,157	$48,282	$22,215	$22,871	$20,164	$426,877	$316,922	$183,382	$77,593	$51,570
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.28%	0.26%	0.25%	0.25%	0.25%	0.28%	0.26%	0.20%	0.20%	0.20%	0.24%	0.26%
Ratio of net investment income (loss) to average net assets	0.82%	1.07%	0.65%	0.50%	0.52%	1.67%	1.94%	1.81%	2.00%	2.56%	1.12%	1.52%	1.40%	1.11%	1.27%
Portfolio turnover rate (5)	43%	43%	33%	88%	45%	36%	33%	28%	82%	50%	18%	11%	13%	82%	20%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF							SPDR S&P 600 Small Cap Value ETF					SPDR Global Dow ETF
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11		6/30/10		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$145.80	$121.07	$120.92	$82.62		$67.19		$89.75	$71.24	$71.29	$55.88	$43.64	$58.79	$51.21	$59.50	$48.39	$47.27

Income (loss) from investment operations:
Net investment income (loss) (1)	1.24	1.57	0.97	0.61		0.26		1.47	1.37	1.09	1.03	1.30	1.77	1.41	1.29	1.54	1.33
Net realized and unrealized gain (loss) (2)	35.70	24.73	0.28	38.10		15.35		20.92	18.57	0.01	15.55	11.96	13.34	7.67	(8.35)	10.91	1.21

Total from investment operations	36.94	26.30	1.25	38.71		15.61		22.39	19.94	1.10	16.58	13.26	15.11	9.08	(7.06)	12.45	2.54

Net equalization credits and charges (1)	0.05	0.05	(0.02)	(0.00	)(3)	(0.00	)(3)	0.04	(0.02)	(0.04)	(0.07)	0.06	0.02	(0.06)	(0.04)	0.07	0.01

Distributions to shareholders from:
Net investment income	(1.10)	(1.62)	(1.08)	(0.57)		(0.18)		(1.41)	(1.41)	(1.11)	(1.10)	(1.08)	(1.77)	(1.44)	(1.19)	(1.41)	(1.43)
Net realized gains	(0.07)	—	—	—		—		(0.55)	—	—	—	—	—	—	—	—	—

Total distributions	(1.17)	(1.62)	(1.08)	(0.57)		(0.18)		(1.96)	(1.41)	(1.11)	(1.10)	(1.08)	(1.77)	(1.44)	(1.19)	(1.41)	(1.43)

Voluntary contribution from Adviser	—	—	—	0.16		—		—	—	—	—	—	—	—	—	—	—

Net asset value, end of period	$181.62	$145.80	$121.07	$120.92		$82.62		$110.22	$89.75	$71.24	$71.29	$55.88	$72.15	$58.79	$51.21	$59.50	$48.39

Total return (4)	25.40%	21.89%	1.07%	47.08	%(5)	23.22%		25.09%	28.17%	1.61%	29.68%	30.49%	25.86%	17.68%	(11.90)%	25.99%	5.10%
Net assets, end of period (in 000’s)	$399,562	$226,000	$151,354	$187,432		$123,946		$308,732	$170,652	$121,201	$124,849	$142,564	$115,474	$88,220	$92,203	$148,786	$79,871
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.27%		0.25%		0.25%	0.25%	0.25%	0.27%	0.26%	0.51%	0.50%	0.50%	0.52%	0.50%
Ratio of net investment income (loss) to average net assets	0.73%	1.19%	0.85%	0.58%		0.31%		1.43%	1.72%	1.60%	1.56%	2.29%	2.63%	2.50%	2.44%	2.66%	2.45%
Portfolio turnover rate (6)	54%	45%	37%	102%		34%		41%	39%	34%	88%	35%	10%	13%	11%	108%	6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF					SPDR S&P Bank ETF						SPDR S&P Capital Markets ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14		6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$75.91	$72.90	$66.59	$51.05	$34.00	$28.67		$22.05	$24.00	$22.90	$18.08	$39.95	$31.02	$35.45	$31.10	$33.41

Income (loss) from investment operations:
Net investment income (loss) (1)	2.03	1.85	1.71	1.47	1.39	0.49		0.52	0.41	0.23	0.18	0.95	1.16	0.73	0.73	0.22
Net realized and unrealized gain (loss) (2)	7.56	3.44	6.67	15.98	17.37	4.71		6.62	(1.92)	1.08	4.80	9.13	9.04	(4.09)	4.36	(2.26)

Total from investment operations	9.59	5.29	8.38	17.45	18.76	5.20		7.14	(1.51)	1.31	4.98	10.08	10.20	(3.36)	5.09	(2.04)

Net equalization credits and charges (1)	0.01	0.01	0.03	0.02	0.01	(0.00	)(3)	0.02	(0.02)	(0.01)	—	0.02	0.09	(0.09)	(0.07)	(0.01)

Distributions to shareholders from:
Net investment income	(2.52)	(2.29)	(2.10)	(1.93)	(1.72)	(0.46)		(0.54)	(0.42)	(0.20)	(0.16)	(0.84)	(1.36)	(0.98)	(0.67)	(0.24)
Return of capital	—	—	—	—	—	—		—	—	—	—	—	—	—	—	(0.02)

Total distributions	(2.52)	(2.29)	(2.10)	(1.93)	(1.72)	(0.46)		(0.54)	(0.42)	(0.20)	(0.16)	(0.84)	(1.36)	(0.98)	(0.67)	(0.26)

Net asset value, end of period	$82.99	$75.91	$72.90	$66.59	$51.05	$33.41		$28.67	$22.05	$24.00	$22.90	$49.21	$39.95	$31.02	$35.45	$31.10

Total return (4)	13.02%	7.36%	13.05%	34.55%	55.42%	18.21%		32.76%	(6.22)%	5.63%	27.55%	25.39%	33.67%	(9.53)%	16.04%	(6.28)%
Net assets, end of period (in 000’s)	$2,579,540	$2,180,930	$1,959,752	$1,557,086	$1,137,458	$2,492,584		$2,289,295	$1,450,630	$1,684,658	$746,684	$199,312	$67,907	$23,263	$69,127	$51,307
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.26%	0.25%	0.35%		0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.36%	0.38%	0.35%
Ratio of net investment income (loss) to average net assets	2.66%	2.45%	2.60%	2.40%	2.94%	1.54%		2.08%	1.92%	0.92%	0.79%	2.03%	3.11%	2.40%	2.00%	0.60%
Portfolio turnover rate (5)	6%	7%	7%	10%	10%	29%		28%	55%	16%	18%	33%	56%	64%	14%	9%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF					SPDR S&P Mortgage Finance ETF					SPDR S&P Regional Banking ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$54.03	$40.74	$41.73	$35.26	$26.52	$49.94	$38.67	$38.38	$39.15	$36.18	$33.85	$27.34	$25.45	$23.05	$18.31

Income (loss) from investment operations:
Net investment income (loss) (1)	0.97	0.98	0.69	0.67	0.54	1.05	1.10	0.76	0.80	0.78	0.61	0.60	0.45	0.37	0.40
Net realized and unrealized gain (loss) (2)	10.09	13.31	(0.98)	6.49	8.67	5.98	11.20	0.27	(0.40)	3.18	6.45	6.49	1.90	2.42	4.66

Total from investment operations	11.06	14.29	(0.29)	7.16	9.21	7.03	12.30	1.03	0.40	3.96	7.06	7.09	2.35	2.79	5.06

Net equalization credits and charges (1)	(0.01)	0.06	(0.05)	0.03	(0.02)	—	0.07	—	(0.01)	(0.06)	0.01	0.01	0.02	(0.02)	0.01

Distributions to shareholders from:
Net investment income	(0.93)	(1.06)	(0.65)	(0.72)	(0.45)	(0.99)	(1.10)	(0.74)	(0.92)	(0.73)	(0.60)	(0.59)	(0.48)	(0.37)	(0.33)
Net realized gains	—	—	—	—	—	—	—	—	(0.24)	(0.20)	—	—	—	—	—

Total distributions	(0.93)	(1.06)	(0.65)	(0.72)	(0.45)	(0.99)	(1.10)	(0.74)	(1.16)	(0.93)	(0.60)	(0.59)	(0.48)	(0.37)	(0.33)

Net asset value, end of period	$64.15	$54.03	$40.74	$41.73	$35.26	$55.98	$49.94	$38.67	$38.38	$39.15	$40.32	$33.85	$27.34	$25.45	$23.05

Total return (3)	20.52%	35.60%	(0.65)%	20.35%	34.65%	14.13%	32.29%	2.96%	0.77%	10.67%	20.94%	26.20%	9.59%	12.00%	27.70%
Net assets, end of period (in 000’s)	$272,622	$318,774	$93,698	$214,897	$163,972	$8,397	$7,492	$3,867	$3,838	$3,915	$2,576,688	$1,770,490	$1,167,653	$558,689	$703,213
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.37%	0.35%	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	1.62%	2.04%	1.82%	1.62%	1.49%	1.97%	2.44%	2.22%	1.95%	1.84%	1.59%	2.04%	1.77%	1.50%	1.72%
Portfolio turnover rate (4)	16%	30%	62%	9%	14%	30%	40%	91%	35%	27%	28%	29%	44%	13%	23%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Morgan Stanley Technology ETF					SPDR S&P Dividend ETF					SPDR S&P Aerospace & Defense ETF
													For the
													Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/28/11*-
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12

Net asset value, beginning of period	$74.18	$64.09	$65.43	$51.32	$44.96	$66.41	$55.66	$54.06	$45.13	$37.96	$76.72	$58.92	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.95	0.75	0.50	0.36	0.23	1.69	1.79	1.80	1.73	1.71	1.75	1.14	0.52
Net realized and unrealized gain (loss) (2)	21.28	10.10	(1.30)	14.15	6.39	11.42	10.78	1.53	8.80	6.97	23.54	18.08	8.90

Total from investment operations	22.23	10.85	(0.80)	14.51	6.62	13.11	12.57	3.33	10.53	8.68	25.29	19.22	9.42

Net equalization credits and charges (1)	(0.01)	(0.01)	(0.01)	(0.01)	(0.03)	(0.02)	0.01	0.06	0.14	0.15	0.07	0.01	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.96)	(0.75)	(0.53)	(0.39)	(0.23)	(1.70)	(1.83)	(1.79)	(1.74)	(1.57)	(1.57)	(1.09)	(0.50)
Net realized gains	—	—	—	—	—	(1.23)	—	—	—	—	(0.89)	(0.34)	—

Return of capital	—	—	—	—	—	—	—	—	—	(0.09)	—	—	—

Total distributions	(0.96)	(0.75)	(0.53)	(0.39)	(0.23)	(2.93)	(1.83)	(1.79)	(1.74)	(1.66)	(2.46)	(1.43)	(0.50)

Net asset value, end of period	$95.44	$74.18	$64.09	$65.43	$51.32	$76.57	$66.41	$55.66	$54.06	$45.13	$99.62	$76.72	$58.92

Total return (4)	30.05%	16.93%	(1.21)%	28.27%	14.62%	20.00%	22.87%	6.46%	23.82%	23.25%	33.22%	33.01%	18.86%
Net assets, end of period (in 000’s)	$224,296	$178,029	$166,653	$206,119	$182,188	$12,806,768	$11,936,789	$9,123,307	$5,982,242	$1,949,711	$49,808	$15,345	$14,731
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.53%	0.50%	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	1.09%	1.08%	0.79%	0.57%	0.42%	2.35%	2.92%	3.34%	3.31%	3.70%	1.81%	1.75%	1.18	%(5)
Portfolio turnover rate (6)	24%	27%	21%	10%	17%	33%	44%	94%	52%	44%	33%	34%	23%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF					SPDR S&P Health Care Equipment ETF								SPDR S&P Health Care Services ETF
												For the				For the
												Period				Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		1/26/11*-		Year Ended	Year Ended	9/28/11*-
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14		6/30/13		6/30/12		6/30/11		6/30/14	6/30/13	6/30/12

Net asset value, beginning of period	$104.92	$88.48	$73.03	$51.82	$50.71	$63.36		$57.30		$55.10		$50.37		$80.96	$62.01	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.12	0.29	(0.11)	(0.20)	(0.12)	0.29		0.23		0.10		0.03		0.27	0.54	0.19
Net realized and unrealized gain (loss) (2)	48.94	16.45	15.48	21.42	1.23	15.37		6.93		2.35		4.72		19.26	21.02	11.99

Total from investment operations	50.06	16.74	15.37	21.22	1.11	15.66		7.16		2.45		4.75		19.53	21.56	12.18

Net equalization credits and charges (1)	0.07	(0.01)	0.08	(0.01)	0.00 (3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	0.00	(3)	(0.02)	0.05	0.00	(3)

Distributions to shareholders from:
Net investment income	(1.07)	(0.29)	—	—	—	(0.22)		(0.22)		(0.09)		(0.02)		(0.23)	(0.63)	(0.17)
Net realized gains	—	—	—	—	—	—		(0.88)		(0.16)		—		(0.23)	(2.03)	—

Total distributions	(1.07)	(0.29)	—	—	—	(0.22)		(1.10)		(0.25)		(0.02)		(0.46)	(2.66)	(0.17)

Net asset value, end of period	$153.98	$104.92	$88.48	$73.03	$51.82	$78.80		$63.36		$57.30		$55.10		$100.01	$80.96	$62.01

Total return (4)	48.59%	18.35%	21.15%	40.92%	2.20%	24.74%		12.70%		4.51%		9.43%		24.16%	35.66%	24.35%
Net assets, end of period (in 000’s)	$1,108,657	$849,853	$641,452	$642,639	$450,860	$31,522		$19,009		$22,919		$19,284		$80,011	$44,526	$9,301
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.37%	0.35%	0.35%		0.35%		0.35%		0.35	%(5)	0.35%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	0.84%	0.31%	(0.15)%	(0.31)%	(0.23)%	0.39%		0.39%		0.20%		0.12	%(5)	0.30%	0.75%	0.42	%(5)
Portfolio turnover rate (6)	86%	61%	61%	74%	80%	46%		34%		42%		21%		33%	48%	25%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF					SPDR S&P Metals & Mining ETF					SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14		6/30/13		6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$29.45	$21.36	$18.05	$14.32	$11.77	$33.20	$41.49	$69.40	$45.67	$37.07	$39.15		$30.74		$41.48	$25.04	$21.76

Income (loss) from investment operations:
Net investment income (loss) (1)	0.14	0.16	0.24	0.13	0.13	0.56	0.61	0.55	0.40	0.38	0.34		0.28		0.14	0.28	0.16
Net realized and unrealized gain (loss) (2)	3.30	8.08	3.29	3.93	2.55	9.07	(8.29)	(27.86)	23.76	8.59	10.13		8.41		(10.73)	16.44	3.27

Total from investment operations	3.44	8.24	3.53	4.06	2.68	9.63	(7.68)	(27.31)	24.16	8.97	10.47		8.69		(10.59)	16.72	3.43

Net equalization credits and charges (1)	(0.01)	0.01	0.01	0.01	(0.01)	(0.04)	0.01	(0.03)	(0.01)	(0.02)	(0.00	)(3)	(0.00	)(3)	0.00 (3)	0.02	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.13)	(0.16)	(0.23)	(0.34)	(0.12)	(0.53)	(0.62)	(0.57)	(0.42)	(0.35)	(0.34)		(0.28)		(0.15)	(0.30)	(0.15)

Total distributions	(0.13)	(0.16)	(0.23)	(0.34)	(0.12)	(0.53)	(0.62)	(0.57)	(0.42)	(0.35)	(0.34)		(0.28)		(0.15)	(0.30)	(0.15)

Net asset value, end of period	$32.75	$29.45	$21.36	$18.05	$14.32	$42.26	$33.20	$41.49	$69.40	$45.67	$49.28		$39.15		$30.74	$41.48	$25.04

Total return (4)	11.64%	38.64%	19.85%	28.59%	22.61%	28.96%	(18.75)%	(39.46)%	52.93%	24.08%	26.84%		28.34%		(25.56)%	67.00%	15.71%
Net assets, end of period (in 000’s)	$1,897,730	$2,475,307	$1,321,402	$774,381	$700,790	$494,491	$610,940	$769,680	$1,131,189	$698,812	$349,887		$260,329		$248,972	$489,450	$249,145
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.37%	0.35%	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%		0.35%		0.35%	0.37%	0.35%
Ratio of net investment income (loss) to average net assets	0.44%	0.59%	1.30%	0.78%	0.84%	1.41%	1.45%	1.06%	0.63%	0.78%	0.77%		0.77%		0.39%	0.77%	0.56%
Portfolio turnover rate (5)	31%	36%	46%	38%	48%	35%	36%	32%	68%	43%	26%		31%		30%	96%	39%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF					SPDR S&P Pharmaceuticals ETF						SPDR S&P Retail ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11		6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$58.23	$50.40	$58.77	$39.02	$31.67	$70.40	$59.34	$50.89	$38.66		$30.00	$76.56	$59.03	$53.48	$35.65	$27.70

Income (loss) from investment operations:
Net investment income (loss) (1)	0.59	0.79	0.44	0.48	0.24	0.53	1.17	0.45	0.44		0.38	0.55	1.02	0.60	0.46	0.36
Net realized and unrealized gain (loss) (2)	23.89	7.79	(8.37)	19.76	7.38	34.56	11.02	8.53	12.40		8.56	10.25	17.60	5.50	17.69	8.30

Total from investment operations	24.48	8.58	(7.93)	20.24	7.62	35.09	12.19	8.98	12.84		8.94	10.80	18.62	6.10	18.15	8.66

Net equalization credits and charges (1)	0.07	0.05	0.01	(0.01)	(0.04)	0.04	(0.01)	0.03	(0.00	)(3)	0.04	0.01	(0.03)	0.03	0.14	(0.16)

Distributions to shareholders from:
Net investment income	(0.50)	(0.80)	(0.45)	(0.48)	(0.23)	(0.54)	(1.12)	(0.48)	(0.41)		(0.32)	(0.62)	(1.06)	(0.58)	(0.46)	(0.55)
Net realized gains	—	—	—	—	—	(1.28)	—	(0.08)	(0.20)		—	—	—	—	—	—

Total distributions	(0.50)	(0.80)	(0.45)	(0.48)	(0.23)	(1.82)	(1.12)	(0.56)	(0.61)		(0.32)	(0.62)	(1.06)	(0.58)	(0.46)	(0.55)

Voluntary contribution from Adviser	—	—	—	—	—	—	—	—	—		—	—	—	—	—	0.00	(3)

Net asset value, end of period	$82.28	$58.23	$50.40	$58.77	$39.02	$103.71	$70.40	$59.34	$50.89		$38.66	$86.75	$76.56	$59.03	$53.48	$35.65

Total return (4)	42.27%	17.18%	(13.49)%	51.84%	23.92%	50.33%	20.81%	17.86%	33.35%		30.00%	14.13%	31.78%	11.56%	51.46%	30.67	%(5)
Net assets, end of period (in 000’s)	$1,456,408	$858,947	$866,842	$593,571	$536,504	$954,135	$471,716	$471,793	$244,298		$143,064	$628,931	$1,175,195	$720,212	$548,165	$689,757
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35%	0.36%		0.36%	0.35%	0.35%	0.35%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	0.85%	1.42%	0.82%	0.92%	0.60%	0.60%	1.92%	0.86%	0.96%		1.00%	0.67%	1.53%	1.10%	1.01%	0.99%
Portfolio turnover rate (6)	46%	40%	42%	87%	33%	68%	44%	31%	50%		47%	40%	29%	39%	69%	26%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF					SPDR S&P Software & Services ETF				SPDR S&P Telecom ETF
								For the					For the
								Period					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/28/11*-		Year Ended	Year Ended	Year Ended	1/26/11*-
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12		6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$53.36	$44.65	$56.02	$41.86	$33.86	$72.90	$61.48	$50.00		$48.70	$41.14	$51.59	$51.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.35	0.37	0.43	0.21	0.38	0.39	0.77	0.16		0.56	1.08	0.44	0.15
Net realized and unrealized gain (loss) (2)	21.76	8.72	(11.41)	14.30	8.01	17.32	12.94	11.47		8.01	7.86	(10.42)	0.45

Total from investment operations	22.11	9.09	(10.98)	14.51	8.39	17.71	13.71	11.63		8.57	8.94	(9.98)	0.60

Net equalization credits and charges (1)	0.03	(0.03)	(0.02)	(0.02)	(0.02)	0.03	(0.07)	(0.01)		0.15	(0.16)	(0.07)	0.13

Distributions to shareholders from:
Net investment income	(0.34)	(0.35)	(0.37)	(0.33)	(0.37)	(0.34)	(0.75)	(0.14)		(0.52)	(1.22)	(0.40)	(0.14)
Net realized gains	—	—	—	—	—	(1.64)	(1.47)	—		—	—	—	—

Total distributions	(0.34)	(0.35)	(0.37)	(0.33)	(0.37)	(1.98)	(2.22)	(0.14)		(0.52)	(1.22)	(0.40)	(0.14)

Net asset value, end of period	$75.16	$53.36	$44.65	$56.02	$41.86	$88.66	$72.90	$61.48		$56.90	$48.70	$41.14	$51.59

Total return (3)	41.59%	20.40%	(19.65)%	34.66%	24.66%	24.31%	22.66%	23.25%		17.92%	21.47%	(19.47)%	1.43%
Net assets, end of period (in 000’s)	$165,348	$50,695	$37,952	$114,841	$104,662	$31,030	$14,580	$18,445		$25,604	$7,305	$4,114	$10,318
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.37%	0.35%	0.35%	0.35%	0.35	%(4)	0.35%	0.35%	0.35%	0.35	%(4)
Ratio of net investment income (loss) to average net assets	0.55%	0.77%	0.89%	0.40%	0.87%	0.46%	1.18%	0.35	%(4)	1.03%	2.38%	1.01%	0.67	%(4)
Portfolio turnover rate (5)	30%	38%	36%	88%	19%	41%	37%	32%		46%	42%	50%	64%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF					SPDR S&P 1500 Value Tilt ETF			SPDR S&P 1500 Momentum Tilt ETF			SPDR Russell 1000 Low Volatility ETF			SPDR Russell 2000 Low Volatility ETF
				For the			For the			For the			For the			For the
				Period			Period			Period			Period			Period
	Year Ended	Year Ended	Year Ended	1/26/11*-		Year Ended	10/24/12*-		Year Ended	10/24/12*-		Year Ended	2/20/13*-		Year Ended	2/20/13*-
	6/30/14	6/30/13	6/30/12	6/30/11		6/30/14	6/30/13		6/30/14	6/30/13		6/30/14	6/30/13		6/30/14	6/30/13

Net asset value, beginning of period	$66.30	$49.56	$53.08	$50.88		$70.33	$60.00		$67.80	$60.00		$62.81	$60.00		$62.28	$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.40	0.41	0.23	0.09		1.45	0.95		1.06	0.79		1.63	0.55		1.84	0.72
Net realized and unrealized gain (loss) (2)	27.34	16.79	(3.51)	2.18		15.16	10.31		15.94	7.75		10.80	2.67		12.33	2.07

Total from investment operations	27.74	17.20	(3.28)	2.27		16.61	11.26		17.00	8.54		12.43	3.22		14.17	2.79

Net equalization credits and charges (1)	0.03	0.02	(0.01)	0.03		—	—		(0.01)	0.06		—	0.11		0.20	0.06

Distributions to shareholders from:
Net investment income	(0.38)	(0.48)	(0.23)	(0.08)		(1.45)	(0.93)		(1.00)	(0.80)		(1.55)	(0.52)		(1.90)	(0.57)
Net realized gains	—	—	—	—		(1.38)	—		(0.40)	—		(0.73)	—		(0.90)	—

Return of capital	—	—	—	(0.02)		—	—		—	—		—	—		—	—

Total distributions	(0.38)	(0.48)	(0.23)	(0.10)		(2.83)	(0.93)		(1.40)	(0.80)		(2.28)	(0.52)		(2.80)	(0.57)

Net asset value, end of period	$93.69	$66.30	$49.56	$53.08		$84.11	$70.33		$83.39	$67.80		$72.96	$62.81		$73.85	$62.28

Total return (3)	41.97%	34.87%	(6.14)%	4.52%		23.91%	18.85%		25.21%	14.39%		20.06%	5.55%		23.32%	4.74%
Net assets, end of period (in 000’s)	$224,865	$46,411	$12,391	$15,923		$8,411	$7,033		$12,508	$10,170		$10,944	$9,422		$14,770	$9,342
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35	%(4)	0.35%	0.35	%(4)	0.35%	0.35	%(4)	0.20%	0.20	%(4)	0.25%	0.25	%(4)
Ratio of net investment income (loss) to average net assets	0.49%	0.68%	0.50%	0.41	%(4)	1.87%	2.12	%(4)	1.38%	1.78	%(4)	2.40%	2.46	%(4)	2.65%	3.24	%(4)
Portfolio turnover rate (5)	33%	36%	25%	19%		12%	12%		55%	36%		59%	31%		54%	29%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
					For the
					Period
	Year Ended	Year Ended	Year Ended	Year Ended	9/16/09*-
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$43.57	$45.21	$45.62	$42.15	$40.00

Income (loss) from investment operations:
Net investment income (loss) (1)	2.55	2.86	3.09	2.98	2.41
Net realized and unrealized gain (loss) (2)	0.39	(1.72)	(0.84)	3.32	0.95

Total from investment operations	2.94	1.14	2.25	6.30	3.36

Net equalization credits and charges (1)	(0.10)	0.06	0.18	0.22	0.63

Distributions to shareholders from:
Net investment income	(2.84)	(2.84)	(2.84)	(3.05)	(1.84)

Total distributions	(2.84)	(2.84)	(2.84)	(3.05)	(1.84)

Net asset value, end of period	$43.57	$43.57	$45.21	$45.62	$42.15

Total return (3)	7.07%	2.70%	5.70%	15.64%	10.04%
Net assets, end of period (in 000’s)	$259,219	$361,658	$253,174	$118,609	$65,340
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.46%	0.45	%(4)
Ratio of net investment income (loss) to average net assets	6.08%	6.27%	6.99%	6.57%	7.25	%(4)
Portfolio turnover rate (5)	23%	67%	69%	26%	22%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2014

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2014, the Trust offered seventy-one (71) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund” and collectively, the “Funds”). The financial statements herein relate to the following thirty-nine (39) Funds: SPDR Russell 3000 ETF, SPDR Russell 1000 ETF, SPDR Russell 2000 ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Russell Small Cap Completeness ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Mortgage Finance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR Russell 1000 Low Volatility ETF, SPDR Russell 2000 Low Volatility ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other thirty-two (32) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of a Funds’ investments by industry.

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Russell 3000 ETF	$636,790,876	$3,624	$—	$636,794,500
SPDR Russell 1000 ETF	51,977,938	—	—	51,977,938
SPDR Russell 2000 ETF	66,038,238	6,265	—	66,044,503
SPDR S&P 500 Growth ETF	433,053,748	—	—	433,053,748
SPDR S&P 500 Value ETF	209,744,250	—	—	209,744,250
SPDR Russell Small Cap Completeness ETF	85,978,554	2,797	—	85,981,351
SPDR S&P 400 Mid Cap Growth ETF	187,041,835	—	—	187,041,835
SPDR S&P 400 Mid Cap Value ETF	122,681,788	—	—	122,681,788
SPDR S&P 600 Small Cap ETF	492,567,905	—	—	492,567,905
SPDR S&P 600 Small Cap Growth ETF	469,821,813	—	—	469,821,813
SPDR S&P 600 Small Cap Value ETF	349,842,983	—	—	349,842,983
SPDR Global Dow ETF	127,870,351	—	—	127,870,351
SPDR Dow Jones REIT ETF	2,757,071,707	—	—	2,757,071,707
SPDR S&P Bank ETF	2,737,691,905	—	—	2,737,691,905

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR S&P Capital Markets ETF	$230,491,670	$—	$—	$230,491,670
SPDR S&P Insurance ETF	280,544,037	—	—	280,544,037
SPDR S&P Mortgage Finance ETF	10,448,293	—	—	10,448,293
SPDR S&P Regional Banking ETF	2,737,820,790	—	—	2,737,820,790
SPDR Morgan Stanley Technology ETF	236,246,934	—	—	236,246,934
SPDR S&P Dividend ETF	13,635,288,877	—	—	13,635,288,877
SPDR S&P Aerospace & Defense ETF	60,721,160	—	—	60,721,160
SPDR S&P Biotech ETF	1,392,631,189	—	—	1,392,631,189
SPDR S&P Health Care Equipment ETF	39,101,452	—	—	39,101,452
SPDR S&P Health Care Services ETF	98,064,892	—	—	98,064,892
SPDR S&P Homebuilders ETF	2,164,171,475	—	—	2,164,171,475
SPDR S&P Metals & Mining ETF	608,489,817	—	—	608,489,817
SPDR S&P Oil & Gas Equipment & Services ETF	403,304,802	—	—	403,304,802
SPDR S&P Oil & Gas Exploration & Production ETF	1,579,878,374	—	—	1,579,878,374
SPDR S&P Pharmaceuticals ETF	1,129,433,783	—	—	1,129,433,783
SPDR S&P Retail ETF	640,341,992	—	—	640,341,992
SPDR S&P Semiconductor ETF	179,926,518	—	—	179,926,518
SPDR S&P Software & Services ETF	38,594,897	—	—	38,594,897
SPDR S&P Telecom ETF	30,886,936	—	—	30,886,936
SPDR S&P Transportation ETF	278,772,407	—	—	278,772,407
SPDR S&P 1500 Value Tilt ETF	10,180,970	—	—	10,180,970
SPDR S&P 1500 Momentum Tilt ETF	15,161,457	—	—	15,161,457
SPDR Russell 1000 Low Volatility ETF	13,546,310	—	—	13,546,310
SPDR Russell 2000 Low Volatility ETF	18,303,903	—	—	18,303,903
SPDR Wells Fargo Preferred Stock ETF	296,321,895	—	—	296,321,895

There were no transfers between levels for the year ended June 30, 2014.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2014 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the year ended June 30, 2014, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell 3000 ETF	$4,843,954
SPDR Russell 1000 ETF	3,802,919
SPDR Russell 2000 ETF	2,899,515
SPDR S&P 500 Growth ETF	3,045,371
SPDR S&P 500 Value ETF	9,030,261
SPDR Russell Small Cap Completeness ETF	7,020,572
SPDR S&P 400 Mid Cap Growth ETF	14,759,285
SPDR S&P 400 Mid Cap Value ETF	3,707,216
SPDR S&P 600 Small Cap ETF	30,081,892
SPDR S&P 600 Small Cap Growth ETF	3,023,716
SPDR S&P 600 Small Cap Value ETF	3,349,455
SPDR Global Dow ETF	—
SPDR Dow Jones REIT ETF	54,864,497
SPDR S&P Bank ETF	195,902,155
SPDR S&P Capital Markets ETF	6,490,364
SPDR S&P Insurance ETF	48,092,784
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	439,756,106
SPDR Morgan Stanley Technology ETF	6,098,065
SPDR S&P Dividend ETF	516,727,506
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	373,020,969
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	389,121,914
SPDR S&P Metals & Mining ETF	49,181,320
SPDR S&P Oil & Gas Equipment & Services ETF	16,442,059
SPDR S&P Oil & Gas Exploration & Production ETF	212,446,161
SPDR S&P Pharmaceuticals ETF	56,347,808
SPDR S&P Retail ETF	174,498,862
SPDR S&P Semiconductor ETF	30,612,928
SPDR S&P Software & Services ETF	2,498,151
SPDR S&P Telecom ETF	531,224
SPDR S&P Transportation ETF	3,375,815
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	2,498,178

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell 1000 Low Volatility ETF	$—
SPDR Russell 2000 Low Volatility ETF	1,867,674
SPDR Wells Fargo Preferred Stock ETF	(6,890,074)

At June 30, 2014, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Russell 3000 ETF	$—	$—	$—	$3,014,885	$1,146,926	$—	$—
SPDR Russell 1000 ETF	—	—	131,432	526,163	227,965	—	74,784
SPDR Russell 2000 ETF	—	—	—	—	—	—	—
SPDR S&P 500 Growth ETF	—	—	4,379,616	26,035,843	4,526,393	—	—
SPDR S&P 500 Value ETF	—	—	—	9,293,607	—	—	—
SPDR Russell Small Cap Completeness ETF	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	396,775	—	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	—
SPDR Global Dow ETF	282,717	—	12,535,918	9,895,403	1,919,341	—	8,139,603
SPDR Dow Jones REIT ETF	—	—	1,122,565	192,486,170	41,263,965	—	92,172,150
SPDR S&P Bank ETF	—	435,385	118,852,502	300,189,040	58,102,723	123,474,894	163,730,880
SPDR S&P Capital Markets ETF	—	9,042,847	23,772,407	28,551,883	3,599,019	2,377,232	21,647,180
SPDR S&P Insurance ETF	—	514,950	1,401,569	15,750,318	2,228,942	7,986,673	15,526,450
SPDR S&P Mortgage Finance ETF	—	—	—	—	4,121	441,323	129,854
SPDR S&P Regional Banking ETF	—	—	24,075,194	150,464,974	69,415,296	13,107,231	136,414,686
SPDR Morgan Stanley Technology ETF	2,360,832	745,443	2,659,957	20,984,667	—	—	6,473,829
SPDR S&P Dividend ETF	—	—	—	—	—	—	—
SPDR S&P Aerospace & Defense ETF	—	—	—	—	—	—	—
SPDR S&P Biotech ETF	2,145,212	733,614	24,363,945	73,086,286	31,726,818	—	46,577,153
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	4,745,039	8,203,751	24,813,335	116,404,014	6,579,404	119,452,212	69,952,673
SPDR S&P Metals & Mining ETF	104,652	—	49,841,508	215,129,022	37,272,818	149,115,903	322,614,848
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	1,830,538	54,465,863	10,490,714	18,092,657	22,086,224
SPDR S&P Oil & Gas Exploration & Production ETF	—	—	11,779,459	112,377,725	24,606,261	118,895,047	126,041,428
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—
SPDR S&P Retail ETF	—	1,022,978	250,690	32,271,270	5,453,137	66,788,745	19,785,924
SPDR S&P Semiconductor ETF	1,832,423	—	12,113,199	5,691,659	1,965,596	12,662,075	6,295,813
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	1,014,616	912,533

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR S&P Transportation ETF	$—	$—	$—	$—	$—	$—	$205,453
SPDR S&P 1500 Value Tilt ETF	—	—	—	—	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—	—	—	—	—	—
SPDR Russell 1000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR Russell 2000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—	—	18,976	173,528	8,028,508	3,255,256

During the tax year ended June 30, 2014, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Russell 3000 ETF	$7,371,820	$—
SPDR Russell 1000 ETF	219,674	—
SPDR Russell 2000 ETF	—	—
SPDR S&P 500 Growth ETF	11,729,901	—
SPDR S&P 500 Value ETF	3,971,028	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	5,007,724	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	20,227,704	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	584,043	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	63,645,049	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	1,348,389	—
SPDR S&P Mortgage Finance ETF	205,935	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	3,784,746
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	59,181,315	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	154,304	—
SPDR S&P Software & Services ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Amount Utilized	Amount Expired

SPDR S&P Telecom ETF	$—	$—
SPDR S&P Transportation ETF	444,566	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	119,655	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Russell 3000 ETF	$—	$—
SPDR Russell 1000 ETF	—	—
SPDR Russell 2000 ETF	—	—
SPDR S&P 500 Growth ETF	—	—
SPDR S&P 500 Value ETF	—	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Mortgage Finance ETF	—	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	—
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	(83,484)	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P Retail ETF	$—	$—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	(140,773)	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

For the year ended June 30, 2014, there were no significant differences between the book basis and tax basis character of distributions to shareholders other than the tax deferral of losses on wash sales, in-kind transactions, the cumulative return of capital payments from REITs, the deferral of post-October losses, dividends payable, PFICs (Passive Foreign Investment Companies), the cumulative return of capital payments from non-REITs and interest accrual adjustments for preferred securities.

The tax character of distributions paid during the year ended June 30, 2014 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR Russell 3000 ETF	$10,289,953	$—	$—
SPDR Russell 1000 ETF	853,873	—	—
SPDR Russell 2000 ETF	608,813	—	—
SPDR S&P 500 Growth ETF	5,189,972	—	—
SPDR S&P 500 Value ETF	3,837,847	—	—
SPDR Russell Small Cap Completeness ETF	2,857,659	6,049,052	—
SPDR S&P 400 Mid Cap Growth ETF	1,185,705	—	—
SPDR S&P 400 Mid Cap Value ETF	1,235,493	—	—
SPDR S&P 600 Small Cap ETF	8,286,716	4,958,539	—
SPDR S&P 600 Small Cap Growth ETF	2,359,706	—	—
SPDR S&P 600 Small Cap Value ETF	4,336,196	432,923	—
SPDR Global Dow ETF	2,772,398	—	—
SPDR Dow Jones REIT ETF	75,037,487	—	—
SPDR S&P Bank ETF	35,668,872	—	—
SPDR S&P Capital Markets ETF	2,606,830	—	—
SPDR S&P Insurance ETF	5,196,398	—	—
SPDR S&P Mortgage Finance ETF	148,702	—	—
SPDR S&P Regional Banking ETF	37,752,479	—	—
SPDR Morgan Stanley Technology ETF	2,266,710	—	—
SPDR S&P Dividend ETF	498,632,262	5,953,618	—
SPDR S&P Aerospace & Defense ETF	833,132	86,092	—
SPDR S&P Biotech ETF	8,997,416	—	—
SPDR S&P Health Care Equipment ETF	84,612	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P Health Care Services ETF	$323,759	$—	$—
SPDR S&P Homebuilders ETF	7,422,797	—	—
SPDR S&P Metals & Mining ETF	7,355,709	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	2,295,178	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	7,640,452	—	—
SPDR S&P Pharmaceuticals ETF	11,073,132	3,742,661	—
SPDR S&P Retail ETF	6,702,760	—	—
SPDR S&P Semiconductor ETF	594,130	—	—
SPDR S&P Software & Services ETF	635,030	44,463	—
SPDR S&P Telecom ETF	152,425	—	—
SPDR S&P Transportation ETF	477,711	—	—
SPDR S&P 1500 Value Tilt ETF	278,563	4,933	—
SPDR S&P 1500 Momentum Tilt ETF	210,474	—	—
SPDR Russell 1000 Low Volatility ETF	341,473	—	—
SPDR Russell 2000 Low Volatility ETF	405,275	—	—
SPDR Wells Fargo Preferred Stock ETF	16,557,294	—	—

The tax character of distributions paid during the year ended June 30, 2013 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR Russell 3000 ETF	$9,115,269	$—	$—
SPDR Russell 1000 ETF	898,241	—	—
SPDR Russell 2000 ETF	—	—	—
SPDR S&P 500 Growth ETF	4,147,006	—	—
SPDR S&P 500 Value ETF	3,121,300	—	—
SPDR Russell Small Cap Completeness ETF	1,688,407	281,171	—
SPDR S&P 400 Mid Cap Growth ETF	839,670	—	—
SPDR S&P 400 Mid Cap Value ETF	644,299	—	—
SPDR S&P 600 Small Cap ETF	3,759,285	—	—
SPDR S&P 600 Small Cap Growth ETF	2,214,821	—	—
SPDR S&P 600 Small Cap Value ETF	2,507,819	—	—
SPDR Global Dow ETF	2,254,743	—	—
SPDR Dow Jones REIT ETF	62,107,106	—	—
SPDR S&P Bank ETF	39,477,498	—	—
SPDR S&P Capital Markets ETF	1,365,193	—	—
SPDR S&P Insurance ETF	4,066,305	—	—
SPDR S&P Mortgage Finance ETF	120,472	—	—
SPDR S&P Regional Banking ETF	26,435,470	—	—
SPDR Morgan Stanley Technology ETF	1,796,054	—	—
SPDR S&P Dividend ETF	304,424,904	—	—
SPDR S&P Aerospace & Defense ETF	342,010	—	—
SPDR S&P Biotech ETF	2,102,827	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P Health Care Equipment ETF	$288,188	$92,632	$—
SPDR S&P Health Care Services ETF	544,978	—	—
SPDR S&P Homebuilders ETF	13,639,867	—	—
SPDR S&P Metals & Mining ETF	12,248,323	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	2,235,886	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	12,594,981	—	—
SPDR S&P Pharmaceuticals ETF	7,519,001	—	—
SPDR S&P Retail ETF	11,724,827	—	—
SPDR S&P Semiconductor ETF	317,050	—	—
SPDR S&P Software & Services ETF	457,933	—	—
SPDR S&P Telecom ETF	122,407	—	—
SPDR S&P Transportation ETF	169,421	—	—
SPDR S&P 1500 Value Tilt ETF	93,054	—	—
SPDR S&P 1500 Momentum Tilt ETF	104,032	—	—
SPDR Russell 1000 Low Volatility ETF	71,915	—	—
SPDR Russell 2000 Low Volatility ETF	77,560	—	—
SPDR Wells Fargo Preferred Stock ETF	21,324,457

For the year ended June 30, 2014, there were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, in-kind transactions, the cumulative return of capital payments from REITs and the deferral of post-October losses, dividends payable, PFICs (Passive Foreign Investment Companies), the cumulative return of capital payments from non-REITs and interest accrual adjustments for preferred securities.

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR Russell 3000 ETF	$46,690	$—	$184,140,922
SPDR Russell 1000 ETF	7,454	—	11,538,482
SPDR Russell 2000 ETF	307,767	—	1,409,456
SPDR S&P 500 Growth ETF	—	—	121,383,389
SPDR S&P 500 Value ETF	82,324	—	29,153,154
SPDR Russell Small Cap Completeness ETF	1,987,320	716,045	18,816,248
SPDR S&P 400 Mid Cap Growth ETF	—	—	18,842,461
SPDR S&P 400 Mid Cap Value ETF	2,394,242	—	12,580,196
SPDR S&P 600 Small Cap ETF	3,104,266	5,134,397	78,582,682
SPDR S&P 600 Small Cap Growth ETF	5,239,015	2,243,241	70,652,142
SPDR S&P 600 Small Cap Value ETF	9,950,493	8,922,550	40,425,127
SPDR Global Dow ETF	58,255	—	15,708,025
SPDR Dow Jones REIT ETF	—	—	420,809,584
SPDR S&P Bank ETF	1,647,997	—	367,761,607
SPDR S&P Capital Markets ETF	31,726	—	7,729,463

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR S&P Insurance ETF	$220,379	$—	$8,707,112
SPDR S&P Mortgage Finance ETF	6,786	—	2,039,861
SPDR S&P Regional Banking ETF	950,199	—	8,464,828
SPDR Morgan Stanley Technology ETF	—	—	56,350,822
SPDR S&P Dividend ETF	134,737,175	109,887,961	3,068,795,693
SPDR S&P Aerospace & Defense ETF	—	—	9,844,197
SPDR S&P Biotech ETF	1,421,762	—	(64,133,352)
SPDR S&P Health Care Equipment ETF	391,308	209,213	6,318,166
SPDR S&P Health Care Services ETF	724,415	271,243	16,302,205
SPDR S&P Homebuilders ETF	—	—	(10,466,571)
SPDR S&P Metals & Mining ETF	944,069	—	(196,573,498)
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	41,996,506
SPDR S&P Oil & Gas Exploration & Production ETF	—	—	(9,195,770)
SPDR S&P Pharmaceuticals ETF	27,636,624	23,594,201	168,723,303
SPDR S&P Retail ETF	59,277	—	(81,062,893)
SPDR S&P Semiconductor ETF	—	—	4,089,056
SPDR S&P Software & Services ETF	36,095	—	3,341,199
SPDR S&P Telecom ETF	—	—	1,474,887
SPDR S&P Transportation ETF	—	—	29,233,472
SPDR S&P 1500 Value Tilt ETF	79,582	204,782	2,126,792
SPDR S&P 1500 Momentum Tilt ETF	55,344	—	534,296
SPDR Russell 1000 Low Volatility ETF	278,182	159,801	1,232,199
SPDR Russell 2000 Low Volatility ETF	72,882	—	730,422
SPDR Wells Fargo Preferred Stock ETF	1,375,470	—	(5,191,687)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Russell 3000 ETF	0.10	*%
SPDR Russell 1000 ETF	0.10	*
SPDR Russell 2000 ETF	0.12

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Annual Rate

SPDR S&P 500 Growth ETF	0.20%
SPDR S&P 500 Value ETF	0.20
SPDR Russell Small Cap Completeness ETF	0.10	**
SPDR S&P 400 Mid Cap Growth ETF	0.25
SPDR S&P 400 Mid Cap Value ETF	0.25
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25
SPDR Global Dow ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Mortgage Finance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.35
SPDR S&P 1500 Momentum Tilt ETF	0.35
SPDR Russell 1000 Low Volatility ETF	0.20
SPDR Russell 2000 Low Volatility ETF	0.25
SPDR Wells Fargo Preferred Stock ETF	0.45

*	As of July 9, 2013, the advisory fee rate for the SPDR Russell 3000 ETF and SPDR Russell 1000 ETF was decreased from 0.20% to 0.10%.
**	As of July 9, 2013, the advisory fee rate for the SPDR Russell Small Cap Completeness ETF was decreased from 0.25% to 0.10%.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

(including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended June 30, 2014, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Russell 3000 ETF	$19,427
SPDR Russell 1000 ETF	1,710
SPDR Russell 2000 ETF	10,579
SPDR S&P 500 Growth ETF	1,760
SPDR S&P 500 Value ETF	2,166
SPDR Russell Small Cap Completeness ETF	13,549
SPDR S&P 400 Mid Cap Growth ETF	11,638
SPDR S&P 400 Mid Cap Value ETF	6,566
SPDR S&P 600 Small Cap ETF	44,937
SPDR S&P 600 Small Cap Growth ETF	44,094
SPDR S&P 600 Small Cap Value ETF	21,710
SPDR Global Dow ETF	6,932
SPDR Dow Jones REIT ETF	48,167
SPDR S&P Bank ETF	69,160
SPDR S&P Capital Markets ETF	13,392
SPDR S&P Insurance ETF	2,413
SPDR S&P Mortgage Finance ETF	1,913
SPDR S&P Regional Banking ETF	67,814
SPDR Morgan Stanley Technology ETF	7,651
SPDR S&P Dividend ETF	212,328
SPDR S&P Aerospace & Defense ETF	2,381
SPDR S&P Biotech ETF	1,817,977
SPDR S&P Health Care Equipment ETF	10,297
SPDR S&P Health Care Services ETF	9,133
SPDR S&P Homebuilders ETF	123,236
SPDR S&P Metals & Mining ETF	488,552
SPDR S&P Oil & Gas Equipment & Services ETF	68,962
SPDR S&P Oil & Gas Exploration & Production ETF	333,626

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

Securities Lending
Agent Fees

SPDR S&P Pharmaceuticals ETF	$211,156
SPDR S&P Retail ETF	101,178
SPDR S&P Semiconductor ETF	10,403
SPDR S&P Software & Services ETF	7,803
SPDR S&P Telecom ETF	1,716
SPDR S&P Transportation ETF	8,192
SPDR S&P 1500 Value Tilt ETF	410
SPDR S&P 1500 Momentum Tilt ETF	585
SPDR Russell 1000 Low Volatility ETF	667
SPDR Russell 2000 Low Volatility ETF	912
SPDR Wells Fargo Preferred Stock ETF	80,898

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Russell 3000 ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2014 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Independent Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at June 30, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 6/30/14	6/30/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	14,278	$931,068	$40,589	604	$188,365	2,808	12,074	$812,097	$13,312	$13,760
SPDR Russell 1000 ETF	1,044	68,079	19,413	298	19,959	300	1,042	70,085	1,152	7,154
SPDR S&P 500 Growth ETF	—	—	780,312	11,034	—	—	11,034	742,147	8,110	—
SPDR S&P 500 Value ETF	10,182	663,968	138,060	2,007	510,640	7,240	4,949	332,870	6,300	125,927

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 6/30/14	6/30/14	Income	Gain/(Loss)

SPDR S&P Capital Markets ETF	29,978	$1,954,865	$5,295,519	73,770	$1,402,333	20,771	82,977	$5,581,033	$69,043	$86,366
SPDR S&P 1500 Value Tilt ETF	142	9,260	—	—	1,573	24	118	7,937	146	510
SPDR S&P 1500 Momentum Tilt ETF	452	29,475	22,329	335	36,174	527	260	17,488	433	7,132
SPDR Russell 1000 Low Volatility ETF	1,987	129,572	402	6	2,963	42	1,951	131,224	2,122	264
SPDR Wells Fargo Preferred Stock ETF	106,748	2,668,700	3,438,177	135,841	1,288,430	57,809	184,780	4,615,807	143,738	(138,833)

The Fund listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at June 30, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 6/30/14	6/30/14	Income	Gain/(Loss)

Diebold, Inc.	4,534,046	$152,752,010	$45,421,527	1,439,852	$58,450,961	1,628,470	4,345,428	$174,555,843	$5,341,120	$8,336,993
National Retail Properties, Inc.	5,378,783	185,030,135	156,504,377	4,382,098	120,761,122	3,579,847	6,181,034	229,872,654	12,979,673	(4,081,884)
People’s United Financial, Inc.	—	—	273,126,000	18,433,899	14,080,033	958,542	17,475,357	265,101,166	5,608,657	51,260

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 6/30/14	6/30/14	Income	Gain/(Loss)

iRobot Corp.	1,766,774	$70,264,602	$145,700,338	3,747,503	$135,501,558	3,875,303	1,638,974	$67,115,985	$—	$(10,008,876)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Pharmaceuticals ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 6/30/14	6/30/14	Income	Gain/(Loss)

VIVUS, Inc.	1,331,588	$16,751,377	$38,035,528	5,319,895	$7,076,136	949,315	5,702,168	$30,335,534	$—	$174,522

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$2,603,070	$17,800,011	17,800,011	$19,771,966	19,771,966	$631,115	$1,280	$—
SPDR Russell 1000 ETF	222,100	1,664,705	1,664,705	1,855,525	1,855,525	31,280	71	—
SPDR Russell 2000 ETF	—	2,549,405	2,549,405	2,444,009	2,444,009	105,396	82	—
SPDR S&P 500 Growth ETF	1,131,433	10,171,392	10,171,392	10,672,793	10,672,793	630,032	432	—
SPDR S&P 500 Value ETF	1,088,103	6,482,124	6,482,124	7,442,905	7,442,905	127,322	331	—
SPDR Russell Small Cap Completeness ETF	467,842	12,666,236	12,666,236	12,981,032	12,981,032	153,046	228	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR S&P 400 Mid Cap Growth ETF	$378,499	$6,790,483	6,790,483	$6,909,726	6,909,726	$259,256	$125	$—
SPDR S&P 400 Mid Cap Value ETF	249,409	5,727,095	5,727,095	5,914,003	5,914,003	62,501	126	—
SPDR S&P 600 Small Cap ETF	195,295	36,426,503	36,426,503	34,938,112	34,938,112	1,683,686	673	—
SPDR S&P 600 Small Cap Growth ETF	100	22,245,043	22,245,043	21,715,457	21,715,457	529,686	478	—
SPDR S&P 600 Small Cap Value ETF	453,159	17,767,026	17,767,026	17,833,987	17,833,987	386,198	353	—
SPDR Global Dow ETF	964,151	2,839,664	2,839,664	3,803,715	3,803,715	100	75	—
SPDR Dow Jones REIT ETF	22,835,328	127,054,569	127,054,569	145,273,485	145,273,485	4,616,412	3,227	—
SPDR S&P Bank ETF	11,665,399	58,689,409	58,689,409	66,591,181	66,591,181	3,763,627	4,360	—
SPDR S&P Capital Markets ETF	644,496	4,351,827	4,351,827	4,820,336	4,820,336	175,987	265	—
SPDR S&P Insurance ETF	1,844,686	8,173,409	8,173,409	9,977,915	9,977,915	40,180	356	—
SPDR S&P Mortgage Finance ETF	45,983	183,174	183,174	215,178	215,178	13,979	21	—
SPDR S&P Regional Banking ETF	7,515,236	57,760,955	57,760,955	64,777,195	64,777,195	498,996	3,311	—
SPDR Morgan Stanley Technology ETF	949,107	9,612,390	9,612,390	10,345,615	10,345,615	215,882	360	—
SPDR S&P Dividend ETF	79,244,748	655,034,231	655,034,231	726,506,366	726,506,366	7,772,613	23,841	—
SPDR S&P Aerospace & Defense ETF	80,353	1,401,663	1,401,663	1,363,475	1,363,475	118,541	60	—
SPDR S&P Biotech ETF	1,956,990	25,734,673	25,734,673	27,298,751	27,298,751	392,912	999	—
SPDR S&P Health Care Equipment ETF	39,799	217,996	217,996	242,104	242,104	15,691	20	—
SPDR S&P Health Care Services ETF	83,101	2,229,154	2,229,154	2,114,810	2,114,810	197,445	104	—
SPDR S&P Homebuilders ETF	3,062,682	28,503,011	28,503,011	30,312,138	30,312,138	1,253,555	1,594	—
SPDR S&P Metals & Mining ETF	3,512,903	24,980,596	24,980,596	27,701,349	27,701,349	792,150	683	—
SPDR S&P Oil & Gas Equipment & Services ETF	1,483,008	9,131,391	9,131,391	10,206,762	10,206,762	407,637	641	—
SPDR S&P Oil & Gas Exploration & Production ETF	3,562,930	15,747,208	15,747,208	18,667,994	18,667,994	642,144	1,243	—
SPDR S&P Pharmaceuticals ETF	1,735,908	34,958,599	34,958,599	35,362,241	35,362,241	1,332,266	682	—
SPDR S&P Retail ETF	3,412,951	47,785,864	47,785,864	50,278,038	50,278,038	920,777	1,074	—
SPDR S&P Semiconductor ETF	140,826	4,083,476	4,083,476	4,070,462	4,070,462	153,840	98	—
SPDR S&P Software & Services ETF	100	971,304	971,304	927,569	927,569	43,835	25	—
SPDR S&P Telecom ETF	27,803	289,454	289,454	267,408	267,408	49,849	20	—
SPDR S&P Transportation ETF	103,307	968,243	968,243	934,864	934,864	136,686	58	—
SPDR S&P 1500 Value Tilt ETF	52,386	424,497	424,497	455,829	455,829	21,054	23	—
SPDR S&P 1500 Momentum Tilt ETF	86,125	401,271	401,271	475,355	475,355	12,041	26	—
SPDR Russell 1000 Low Volatility ETF	78,016	473,343	473,343	541,509	541,509	9,850	28	—
SPDR Russell 2000 Low Volatility ETF	78,900	830,095	830,095	866,331	866,331	42,664	22	—
SPDR Wells Fargo Preferred Stock ETF	7,588,968	44,528,844	44,528,844	51,589,611	51,589,611	528,201	987	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$10,580,644	$79,023,847	79,023,847	$64,826,578	64,826,578	$24,777,913	$109,727	$—
SPDR Russell 1000 ETF	5,175,025	51,645,165	51,645,165	51,001,625	51,001,625	5,818,565	10,150	—
SPDR Russell 2000 ETF	—	41,872,450	41,872,450	28,809,248	28,809,248	13,063,202	60,969	—
SPDR S&P 500 Growth ETF	2,324,928	92,293,363	92,293,363	89,303,597	89,303,597	5,314,694	10,011	—
SPDR S&P 500 Value ETF	2,696,198	65,895,055	65,895,055	64,091,658	64,091,658	4,499,595	12,228	—
SPDR Russell Small Cap Completeness ETF	6,728,512	42,511,154	42,511,154	41,032,755	41,032,755	8,206,911	77,104	—
SPDR S&P 400 Mid Cap Growth ETF	6,435,632	91,343,581	91,343,581	85,490,609	85,490,609	12,288,604	65,587	—
SPDR S&P 400 Mid Cap Value ETF	10,197,417	67,998,765	67,998,765	67,193,631	67,193,631	11,002,551	37,169	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR S&P 600 Small Cap ETF	$26,574,255	$183,652,964	183,652,964	$145,356,321	145,356,321	$64,870,898	$254,485	$—
SPDR S&P 600 Small Cap Growth ETF	22,313,086	218,530,351	218,530,351	170,201,561	170,201,561	70,641,876	248,648	—
SPDR S&P 600 Small Cap Value ETF	11,166,182	132,342,657	132,342,657	101,773,155	101,773,155	41,735,684	122,972	—
SPDR Global Dow ETF	1,706,450	88,394,348	88,394,348	77,242,782	77,242,782	12,858,016	35,243	—
SPDR Dow Jones REIT ETF	67,698,998	1,046,551,765	1,046,551,765	931,529,664	931,529,664	182,721,099	272,770	—
SPDR S&P Bank ETF	165,284,289	1,115,315,950	1,115,315,950	1,032,332,636	1,032,332,636	248,267,603	391,617	—
SPDR S&P Capital Markets ETF	7,314,888	116,312,983	116,312,983	92,276,566	92,276,566	31,351,305	75,846	—
SPDR S&P Insurance ETF	2,071,512	138,295,934	138,295,934	132,238,089	132,238,089	8,129,357	13,670	—
SPDR S&P Mortgage Finance ETF	2,077,981	11,575,817	11,575,817	11,591,447	11,591,447	2,062,351	10,787	—
SPDR S&P Regional Banking ETF	59,847,721	641,216,721	641,216,721	536,361,880	536,361,880	164,702,562	384,231	—
SPDR Morgan Stanley Technology ETF	13,214,988	172,905,928	172,905,928	174,091,542	174,091,542	12,029,374	42,782	—
SPDR S&P Dividend ETF	550,703,001	4,752,895,474	4,752,895,474	4,460,631,548	4,460,631,548	842,966,927	1,199,834	—
SPDR S&P Aerospace & Defense ETF	3,812,981	118,635,485	118,635,485	111,522,996	111,522,996	10,925,470	13,483	—
SPDR S&P Biotech ETF	174,154,898	945,993,608	945,993,608	835,254,445	835,254,445	284,894,061	10,298,245	—
SPDR S&P Health Care Equipment ETF	—	23,883,421	23,883,421	16,285,309	16,285,309	7,598,112	58,008	—
SPDR S&P Health Care Services ETF	9,543,935	103,661,338	103,661,338	95,144,476	95,144,476	18,060,797	51,718	—
SPDR S&P Homebuilders ETF	236,317,875	1,200,183,640	1,200,183,640	1,169,193,873	1,169,193,873	267,307,642	692,902	—
SPDR S&P Metals & Mining ETF	77,872,834	503,892,777	503,892,777	467,350,850	467,350,850	114,414,761	2,743,340	—
SPDR S&P Oil & Gas Equipment & Services ETF	18,553,452	227,377,049	227,377,049	192,547,713	192,547,713	53,382,788	390,646	—
SPDR S&P Oil & Gas Exploration & Production ETF	77,262,595	752,632,725	752,632,725	706,362,669	706,362,669	123,532,651	1,887,578	—
SPDR S&P Pharmaceuticals ETF	18,951,416	655,188,080	655,188,080	499,193,439	499,193,439	174,946,057	1,177,035	—
SPDR S&P Retail ETF	63,894,259	356,640,479	356,640,479	408,827,369	408,827,369	11,707,369	567,983	—
SPDR S&P Semiconductor ETF	4,582,893	90,756,502	90,756,502	80,734,763	80,734,763	14,604,632	58,354	—
SPDR S&P Software & Services ETF	4,024,820	26,173,445	26,173,445	22,626,779	22,626,779	7,571,486	44,135	—
SPDR S&P Telecom ETF	—	14,898,927	14,898,927	9,603,609	9,603,609	5,295,318	9,077	—
SPDR S&P Transportation ETF	—	141,348,849	141,348,849	87,441,014	87,441,014	53,907,835	46,387	—
SPDR S&P 1500 Value Tilt ETF	1,805,898	17,697,376	17,697,376	17,727,149	17,727,149	1,776,125	3,084	—
SPDR S&P 1500 Momentum Tilt ETF	2,440,311	25,240,034	25,240,034	25,019,865	25,019,865	2,660,480	4,150	—
SPDR Russell 1000 Low Volatility ETF	—	19,330,592	19,330,592	16,691,852	16,691,852	2,638,740	3,768	—
SPDR Russell 2000 Low Volatility ETF	—	15,127,832	15,127,832	11,578,338	11,578,338	3,549,494	5,312	—
SPDR Wells Fargo Preferred Stock ETF	61,069,139	247,652,226	247,652,226	271,069,624	271,069,624	37,651,741	458,584	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$452,653,578	$190,321,633	$6,180,711	$184,140,922
SPDR Russell 1000 ETF	40,439,456	11,976,015	437,533	11,538,482
SPDR Russell 2000 ETF	64,635,047	4,113,955	2,704,499	1,409,456
SPDR S&P 500 Growth ETF	311,670,359	122,158,975	775,586	121,383,389
SPDR S&P 500 Value ETF	180,591,096	31,694,228	2,541,074	29,153,154
SPDR Russell Small Cap Completeness ETF	67,165,103	20,762,921	1,946,673	18,816,248
SPDR S&P 400 Mid Cap Growth ETF	168,199,374	22,507,413	3,664,952	18,842,461
SPDR S&P 400 Mid Cap Value ETF	110,101,592	13,756,493	1,176,297	12,580,196
SPDR S&P 600 Small Cap ETF	413,985,223	87,978,290	9,395,608	78,582,682
SPDR S&P 600 Small Cap Growth ETF	399,169,671	78,100,765	7,448,623	70,652,142
SPDR S&P 600 Small Cap Value ETF	309,417,856	48,251,873	7,826,746	40,425,127
SPDR Global Dow ETF	112,165,586	23,178,347	7,473,582	15,704,765
SPDR Dow Jones REIT ETF	2,336,262,123	434,524,280	13,714,696	420,809,584
SPDR S&P Bank ETF	2,369,930,298	401,901,523	34,139,916	367,761,607
SPDR S&P Capital Markets ETF	222,762,207	13,837,835	6,108,372	7,729,463
SPDR S&P Insurance ETF	271,836,925	12,862,515	4,155,403	8,707,112
SPDR S&P Mortgage Finance ETF	8,408,432	2,047,112	7,251	2,039,861
SPDR S&P Regional Banking ETF	2,729,355,962	67,208,519	58,743,691	8,464,828
SPDR Morgan Stanley Technology ETF	179,896,112	59,240,820	2,889,998	56,350,822
SPDR S&P Dividend ETF	10,566,493,184	3,088,413,552	19,617,859	3,068,795,693
SPDR S&P Aerospace & Defense ETF	50,876,963	10,260,100	415,903	9,844,197
SPDR S&P Biotech ETF	1,456,764,541	63,007,201	127,140,553	(64,133,352)
SPDR S&P Health Care Equipment ETF	32,783,286	6,830,616	512,450	6,318,166
SPDR S&P Health Care Services ETF	81,762,688	16,764,575	462,371	16,302,204
SPDR S&P Homebuilders ETF	2,174,638,046	62,674,599	73,141,170	(10,466,571)
SPDR S&P Metals & Mining ETF	805,063,315	23,322,795	219,896,293	(196,573,498)
SPDR S&P Oil & Gas Equipment & Services ETF	361,308,296	55,646,655	13,650,149	41,996,506
SPDR S&P Oil & Gas Exploration & Production ETF	1,589,074,144	45,348,014	54,543,784	(9,195,770)
SPDR S&P Pharmaceuticals ETF	960,710,480	200,249,135	31,525,832	168,723,303
SPDR S&P Retail ETF	721,404,885	6,087,063	87,149,956	(81,062,893)
SPDR S&P Semiconductor ETF	175,837,462	7,260,683	3,171,627	4,089,056
SPDR S&P Software & Services ETF	35,253,698	4,644,039	1,302,840	3,341,199
SPDR S&P Telecom ETF	29,412,049	2,133,246	658,359	1,474,887
SPDR S&P Transportation ETF	249,538,935	30,085,482	852,010	29,233,472
SPDR S&P 1500 Value Tilt ETF	8,054,177	2,165,698	38,905	2,126,793
SPDR S&P 1500 Momentum Tilt ETF	14,627,161	658,779	124,483	534,296
SPDR Russell 1000 Low Volatility ETF	12,314,111	1,297,407	65,208	1,232,199

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 2000 Low Volatility ETF	$17,573,481	$793,736	$63,314	$730,422
SPDR Wells Fargo Preferred Stock ETF	301,513,582	2,440,791	7,632,478	(5,191,687)

6.	Investment Transactions

For the year ended June 30, 2014, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Russell 3000 ETF	$14,031,072	$12,394,343	$4,854,693
SPDR Russell 1000 ETF	8,804,883	9,203,705	3,808,273
SPDR Russell 2000 ETF	70,021,575	27,532,460	2,898,464
SPDR S&P 500 Growth ETF	118,772,793	7,793,815	3,055,088
SPDR S&P 500 Value ETF	54,597,255	34,507,443	9,080,714
SPDR Russell Small Cap Completeness ETF	7,785,063	36,339,272	7,014,067
SPDR S&P 400 Mid Cap Growth ETF	105,363,069	48,343,383	14,765,575
SPDR S&P 400 Mid Cap Value ETF	63,508,164	15,309,423	3,715,495
SPDR S&P 600 Small Cap ETF	113,096,072	76,432,156	30,092,173
SPDR S&P 600 Small Cap Growth ETF	118,627,488	8,081,116	3,022,691
SPDR S&P 600 Small Cap Value ETF	102,423,844	10,322,565	3,362,103
SPDR Global Dow ETF	6,725,307	—	—
SPDR Dow Jones REIT ETF	375,813,468	192,319,412	54,481,053
SPDR S&P Bank ETF	703,516,185	862,860,247	195,939,311
SPDR S&P Capital Markets ETF	152,098,815	34,707,903	6,554,824
SPDR S&P Insurance ETF	419,053,654	520,007,681	48,110,246
SPDR S&P Mortgage Finance ETF	—	—	—
SPDR S&P Regional Banking ETF	3,995,044,119	3,526,331,856	440,262,725
SPDR Morgan Stanley Technology ETF	16,931,694	21,021,404	6,229,294
SPDR S&P Dividend ETF	848,678,318	1,752,860,008	518,493,033
SPDR S&P Aerospace & Defense ETF	28,649,767	—	—
SPDR S&P Biotech ETF	2,039,035,453	2,113,594,180	375,220,777
SPDR S&P Health Care Equipment ETF	7,257,654	—	—
SPDR S&P Health Care Services ETF	22,290,283	—	—
SPDR S&P Homebuilders ETF	2,819,433,289	3,573,429,857	389,956,723
SPDR S&P Metals & Mining ETF	1,090,252,331	1,329,002,599	55,017,869
SPDR S&P Oil & Gas Equipment & Services ETF	114,471,423	90,625,540	16,547,551
SPDR S&P Oil & Gas Exploration & Production ETF	7,904,315,646	7,601,380,717	214,470,198
SPDR S&P Pharmaceuticals ETF	439,977,655	208,746,378	56,532,123
SPDR S&P Retail ETF	6,916,043,562	7,576,317,845	175,056,495
SPDR S&P Semiconductor ETF	520,254,719	441,108,515	30,611,151
SPDR S&P Software & Services ETF	21,590,082	8,635,268	2,507,337
SPDR S&P Telecom ETF	19,268,305	2,614,491	537,587

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P Transportation ETF	$163,677,192	$13,634,895	$3,380,096
SPDR S&P 1500 Value Tilt ETF	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	11,966,229	11,912,585	2,497,996
SPDR Russell 1000 Low Volatility ETF	—	—	—
SPDR Russell 2000 Low Volatility ETF	16,990,412	14,037,469	1,878,997
SPDR Wells Fargo Preferred Stock ETF	35,784,836	133,133,884	(5,328,518)

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the year ended June 30, 2014, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Russell 3000 ETF	$105,221,688	$104,042,502
SPDR Russell 1000 ETF	3,843,968	3,741,203
SPDR Russell 2000 ETF	7,499,542	7,547,742
SPDR S&P 500 Growth ETF	74,876,800	74,916,431
SPDR S&P 500 Value ETF	40,648,786	40,217,850
SPDR Russell Small Cap Completeness ETF	62,818,989	69,881,065
SPDR S&P 400 Mid Cap Growth ETF	61,721,770	61,757,513
SPDR S&P 400 Mid Cap Value ETF	27,173,852	27,286,102
SPDR S&P 600 Small Cap ETF	71,498,324	79,193,058
SPDR S&P 600 Small Cap Growth ETF	177,870,985	176,956,835
SPDR S&P 600 Small Cap Value ETF	100,300,887	101,343,154
SPDR Global Dow ETF	9,794,772	10,165,976
SPDR Dow Jones REIT ETF	137,583,252	131,932,246
SPDR S&P Bank ETF	720,685,501	720,384,402
SPDR S&P Capital Markets ETF	45,003,205	45,074,585
SPDR S&P Insurance ETF	54,644,929	53,658,398
SPDR S&P Mortgage Finance ETF	2,409,841	2,403,801
SPDR S&P Regional Banking ETF	654,734,413	654,930,548
SPDR Morgan Stanley Technology ETF	56,359,739	50,230,443
SPDR S&P Dividend ETF	4,150,508,769	4,361,526,361
SPDR S&P Aerospace & Defense ETF	11,453,518	11,811,690
SPDR S&P Biotech ETF	923,350,930	924,281,798
SPDR S&P Health Care Equipment ETF	12,313,196	12,294,992
SPDR S&P Health Care Services ETF	21,289,507	20,367,754
SPDR S&P Homebuilders ETF	625,944,312	625,528,954
SPDR S&P Metals & Mining ETF	204,822,154	203,431,241
SPDR S&P Oil & Gas Equipment & Services ETF	84,484,599	77,774,112
SPDR S&P Oil & Gas Exploration & Production ETF	453,067,571	452,601,279
SPDR S&P Pharmaceuticals ETF	480,455,588	484,750,706

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Purchases	Sales

SPDR S&P Retail ETF	$361,326,268	$363,966,062
SPDR S&P Semiconductor ETF	33,208,490	30,093,760
SPDR S&P Software & Services ETF	11,199,670	11,176,299
SPDR S&P Telecom ETF	6,108,446	6,016,330
SPDR S&P Transportation ETF	31,741,787	31,859,756
SPDR S&P 1500 Value Tilt ETF	889,611	995,140
SPDR S&P 1500 Momentum Tilt ETF	6,492,679	6,476,954
SPDR Russell 1000 Low Volatility ETF	5,979,984	6,101,786
SPDR Russell 2000 Low Volatility ETF	5,592,123	5,454,254
SPDR Wells Fargo Preferred Stock ETF	58,705,790	59,090,634

For the year ended June 30, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2014 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Russell 3000® ETF, SPDR Russell 1000® ETF, SPDR Russell 2000® ETF, SPDR S&P® 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Russell Small Cap Completeness ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Mortgage Finance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR Russell 1000 Low Volatility ETF, SPDR Russell 2000 Low Volatility ETF, and SPDR Wells Fargo® Preferred Stock ETF (collectively, the “Funds”) (thirty-nine of the portfolios constituting SPDR® Series Trust) as of June 30, 2014, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2014, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 28, 2014

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2014 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Actual	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR Russell 3000 ETF	0.10%	$1,000	$1,069.00	$0.51
SPDR Russell 1000 ETF	0.10	1,000	1,072.00	0.51
SPDR Russell 2000 ETF	0.12	1,000	1,032.20	0.60
SPDR S&P 500 Growth ETF	0.20	1,000	1,071.60	1.03
SPDR S&P 500 Value ETF	0.20	1,000	1,068.30	1.03
SPDR Russell Small Cap Completeness ETF	0.10	1,000	1,060.10	0.51
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,049.90	1.27
SPDR S&P 400 Mid Cap Value ETF	0.26	1,000	1,099.10	1.35
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,031.50	1.01
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,018.40	1.25
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,043.30	1.27
SPDR Global Dow ETF	0.52	1,000	1,061.20	2.66
SPDR Dow Jones REIT ETF	0.25	1,000	1,180.80	1.35
SPDR S&P Bank ETF	0.35	1,000	1,013.90	1.75

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Actual	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR S&P Capital Markets ETF	0.35%	$1,000	$990.50	$1.73
SPDR S&P Insurance ETF	0.35	1,000	1,024.20	1.76
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,012.90	1.75
SPDR S&P Regional Banking ETF	0.35	1,000	1,000.80	1.74
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,067.40	2.56
SPDR S&P Dividend ETF	0.35	1,000	1,066.60	1.79
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,014.00	1.75
SPDR S&P Biotech ETF	0.35	1,000	1,188.00	1.90
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,033.20	1.76
SPDR S&P Health Care Services ETF	0.35	1,000	1,105.60	1.83
SPDR S&P Homebuilders ETF	0.35	1,000	986.60	1.72
SPDR S&P Metals & Mining ETF	0.35	1,000	1,010.30	1.74
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,132.50	1.85
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,205.30	1.91
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,182.30	1.89
SPDR S&P Retail ETF	0.35	1,000	989.20	1.73
SPDR S&P Semiconductor ETF	0.35	1,000	1,231.50	1.94
SPDR S&P Software & Services ETF	0.35	1,000	981.60	1.72
SPDR S&P Telecom ETF	0.35	1,000	1,025.60	1.76
SPDR S&P Transportation ETF	0.35	1,000	1,153.20	1.87
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,069.00	1.80
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,064.30	1.79
SPDR Russell 1000 Low Volatility ETF	0.20	1,000	1,078.10	1.03
SPDR Russell 2000 Low Volatility ETF	0.25	1,000	1,054.40	1.27
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,126.90	2.37
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Hypothetical	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR Russell 3000 ETF	0.10%	$1,000	$1,024.30	$0.50
SPDR Russell 1000 ETF	0.10	1,000	1,024.30	0.50
SPDR Russell 2000 ETF	0.12	1,000	1,024.20	0.60
SPDR S&P 500 Growth ETF	0.20	1,000	1,023.80	1.00
SPDR S&P 500 Value ETF	0.20	1,000	1,023.80	1.00
SPDR Russell Small Cap Completeness ETF	0.10	1,000	1,024.30	0.50
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,023.56	1.25
SPDR S&P 400 Mid Cap Value ETF	0.26	1,000	1,023.51	1.30
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,023.80	1.00
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,023.56	1.25
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,023.56	1.25

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Hypothetical	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR Global Dow ETF	0.52%	$1,000	$1,022.22	$2.61
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.56	1.25
SPDR S&P Bank ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Capital Markets ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Insurance ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.06	1.76
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,022.32	2.51
SPDR S&P Dividend ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Biotech ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Health Care Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Retail ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Software & Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Telecom ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Transportation ETF	0.35	1,000	1,023.06	1.76
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,023.06	1.76
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,023.06	1.76
SPDR Russell 1000 Low Volatility ETF	0.20	1,000	1,023.80	1.00
SPDR Russell 2000 Low Volatility ETF	0.25	1,000	1,023.56	1.25
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.56	2.26

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2014.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Russell 3000 ETF	91.38

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Percentage

SPDR Russell 1000 ETF	70.63%
SPDR Russell 2000 ETF	23.94
SPDR S&P 500 Growth ETF	99.51
SPDR S&P 500 Value ETF	92.38
SPDR Russell Small Cap Completeness ETF	24.03
SPDR S&P 400 Mid Cap Growth ETF	83.87
SPDR S&P 400 Mid Cap Value ETF	25.32
SPDR S&P 600 Small Cap ETF	40.08
SPDR S&P 600 Small Cap Growth ETF	30.50
SPDR S&P 600 Small Cap Value ETF	27.89
SPDR Global Dow ETF	31.57
SPDR Dow Jones REIT ETF	0.00
SPDR S&P Bank ETF	99.79
SPDR S&P Capital Markets ETF	75.94
SPDR S&P Insurance ETF	79.84
SPDR S&P Mortgage Finance ETF	59.07
SPDR S&P Regional Banking ETF	99.77
SPDR Morgan Stanley Technology ETF	96.33
SPDR S&P Dividend ETF	54.78
SPDR S&P Aerospace & Defense ETF	68.20
SPDR S&P Biotech ETF	24.92
SPDR S&P Health Care Equipment ETF	20.07
SPDR S&P Health Care Services ETF	22.70
SPDR S&P Homebuilders ETF	100.00
SPDR S&P Metals & Mining ETF	80.36
SPDR S&P Oil & Gas Equipment & Services ETF	56.75
SPDR S&P Oil & Gas Exploration & Production ETF	65.64
SPDR S&P Pharmaceuticals ETF	18.71
SPDR S&P Retail ETF	86.58
SPDR S&P Semiconductor ETF	97.72
SPDR S&P Software & Services ETF	21.80
SPDR S&P Telecom ETF	100.00
SPDR S&P Transportation ETF	100.00
SPDR S&P 1500 Value Tilt ETF	42.94
SPDR S&P 1500 Momentum Tilt ETF	47.19
SPDR Russell 1000 Low Volatility ETF	33.61
SPDR Russell 2000 Low Volatility ETF	33.35
SPDR Wells Fargo Preferred Stock ETF	13.51

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2014, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR Russell 3000 ETF	$9,504,070
SPDR Russell 1000 ETF	608,943
SPDR Russell 2000 ETF	254,068
SPDR S&P 500 Growth ETF	5,146,057
SPDR S&P 500 Value ETF	3,794,569
SPDR Russell Small Cap Completeness ETF	581,720
SPDR S&P 400 Mid Cap Growth ETF	1,009,328
SPDR S&P 400 Mid Cap Value ETF	785,287
SPDR S&P 600 Small Cap ETF	3,307,613
SPDR S&P 600 Small Cap Growth ETF	1,879,375
SPDR S&P 600 Small Cap Value ETF	2,651,198
SPDR Global Dow ETF	2,312,585
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	39,012,414
SPDR S&P Capital Markets ETF	2,252,959
SPDR S&P Insurance ETF	5,037,612
SPDR S&P Mortgage Finance ETF	121,259
SPDR S&P Regional Banking ETF	41,980,717
SPDR Morgan Stanley Technology ETF	2,901,562
SPDR S&P Dividend ETF	269,514,308
SPDR S&P Aerospace & Defense ETF	516,248
SPDR S&P Biotech ETF	2,690,148
SPDR S&P Health Care Equipment ETF	140,689
SPDR S&P Health Care Services ETF	209,943
SPDR S&P Homebuilders ETF	12,114,078
SPDR S&P Metals & Mining ETF	6,000,259
SPDR S&P Oil & Gas Equipment & Services ETF	2,112,142
SPDR S&P Oil & Gas Exploration & Production ETF	4,459,299
SPDR S&P Pharmaceuticals ETF	5,209,134
SPDR S&P Retail ETF	5,858,640
SPDR S&P Semiconductor ETF	540,929
SPDR S&P Software & Services ETF	96,094
SPDR S&P Telecom ETF	111,291
SPDR S&P Transportation ETF	500,757
SPDR S&P 1500 Value Tilt ETF	102,188
SPDR S&P 1500 Momentum Tilt ETF	117,034
SPDR Russell 1000 Low Volatility ETF	154,478

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR Russell 2000 Low Volatility ETF	$144,942
SPDR Wells Fargo Preferred Stock ETF	6,170,307

Qualified Interest Income

The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2014, as qualified interest income. These amounts are noted below:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	—
SPDR Global Dow ETF	—
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	—
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	—
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	—
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Value Tilt ETF	—

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR S&P 1500 Momentum Tilt ETF	$—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR Wells Fargo Preferred Stock ETF	5,326,185

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2014:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	4,132
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	10,736,937
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	739,628
SPDR S&P 600 Small Cap ETF	11,765,087
SPDR S&P 600 Small Cap Growth ETF	1,039,688
SPDR S&P 600 Small Cap Value ETF	1,853,150
SPDR Global Dow ETF	—
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	137,239,032
SPDR S&P Aerospace & Defense ETF	86,092
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	46,356,908
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	44,463
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Value Tilt ETF	4,933

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR S&P 1500 Momentum Tilt ETF	$122,104
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	31,165
SPDR Wells Fargo Preferred Stock ETF	—

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2014, the total amount of foreign taxes that will be passed through are:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	—
SPDR Global Dow ETF	104,496
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	—
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	—
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	—

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR S&P Telecom ETF	$—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR Wells Fargo Preferred Stock ETF	—

The amount of foreign source income earned on the following Funds during the year ended June 30, 2014 were as follows:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	—
SPDR Global Dow ETF	2,206,370
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	—
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	—
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	—

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR S&P Telecom ETF	$—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR Wells Fargo Preferred Stock ETF	—

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Independent Trustees

FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005 -present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Chief Executive Officer and President, CFA Institute (2014-Present); Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee); Affiliated Managers Group, Inc. (Director).

CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	179	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Interested Trustee
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served: since April 2010	Chairman and Director, SSgA Funds Management Inc. (2005-present); President, SSgA Funds Management Inc. (2005-2012); Senior Managing Director and Principal, State Street Global Advisors (2006-present).**	209	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee); The Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
**	Served in various capacities and/or with affiliated companies during noted time period.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

OFFICERS

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSgA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).

CHRISTOPHER A. MADDEN State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

DANIO MASTROPIERI State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Assistant Secretary	Term: Unlimited Served: since August 2013	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2007-2013).*, **

CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Bank and Trust Company (2001-present).*

MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

BRIAN HARRIS SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 1-866-787-2257.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap ETF (SMEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann Carpenter, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
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Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR, S&P, 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSgA Funds Management has retained GSO Capital Partners and Nuveen Asset Management as the sub-advisor.
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© 2014 State Street Corporation SPDREQTYAR            IBG-12377             Expiration date: 10/20/2014

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

SPDR® Series Trust – Fixed Income Funds
Annual Report June 30, 2014
Precise in a world that isn’t.®

TABLE OF CONTENTS

President’s Letter to Shareholders	1
Management Discussions of Fund Performance & Portfolio Summary (unaudited)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	2
SPDR Barclays TIPS ETF (IPE)	6
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	10
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	11
SPDR Barclays Short Term Treasury ETF (SST)	15
SPDR Barclays Intermediate Term Treasury ETF (ITE)	19
SPDR Barclays Long Term Treasury ETF (TLO)	23
SPDR Barclays Short Term Corporate Bond ETF (SCPB)	27
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	31
SPDR Barclays Long Term Corporate Bond ETF (LWC)	35
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	39
SPDR Barclays Convertible Securities ETF (CWB)	43
SPDR Barclays Mortgage Backed Bond ETF (MBG)	47
SPDR Barclays Aggregate Bond ETF (LAG)	51
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	55
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	59
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	63
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	67
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	71
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	75
SPDR Nuveen Barclays Build America Bond ETF (BABS)	79
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	83
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	87
SPDR Barclays International Treasury Bond ETF (BWX)	91
SPDR Barclays International Corporate Bond ETF (IBND)	95
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	100
SPDR Barclays International High Yield Bond ETF (IJNK)	105
SPDR Barclays High Yield Bond ETF (JNK)	106
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	110
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	114
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	118
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	122
Schedules of Investments
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	126
SPDR Barclays TIPS ETF (IPE)	127
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	128
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	129
SPDR Barclays Short Term Treasury ETF (SST)	130
SPDR Barclays Intermediate Term Treasury ETF (ITE)	132
SPDR Barclays Long Term Treasury ETF (TLO)	135

SPDR Barclays Short Term Corporate Bond ETF (SCPB)	136
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	150
SPDR Barclays Long Term Corporate Bond ETF (LWC)	173
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	188
SPDR Barclays Convertible Securities ETF (CWB)	199
SPDR Barclays Mortgage Backed Bond ETF (MBG)	202
SPDR Barclays Aggregate Bond ETF (LAG)	204
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	226
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	236
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	238
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	240
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	250
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	252
SPDR Nuveen Barclays Build America Bond ETF (BABS)	260
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	264
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	267
SPDR Barclays International Treasury Bond ETF (BWX)	271
SPDR Barclays International Corporate Bond ETF (IBND)	278
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	286
SPDR Barclays International High Yield Bond ETF (IJNK)	291
SPDR Barclays High Yield Bond ETF (JNK)	296
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	309
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	319
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	325
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	329
Financial Statements	338
Financial Highlights	368
Notes to Financial Statements	388
Report of Independent Registered Public Accounting Firm	414
Other Information	415

President’s Letter to Shareholders

Dear Shareholder:

The past year unfolded contrary to expectations. Rather than continuing last year’s upward trajectory without interruption, equities faltered early in the year before recovering, bonds rallied, and interest rates fell. In countering these events, the market was supported by some important constants, including globally accommodative monetary policies and increasing investor confidence. World markets continue to grow at a slow but steady pace, with the United States and Europe leading the way.

While current volatility remains low, investors should be wary as recent geopolitical developments, including sectarian violence in Iraq, U.S. and European sanctions against Russia, and the conflict between Israel and Hamas, may produce future market turbulence.

With these uncertainties underscoring the need to implement investment decisions with precision, investors continued to embrace a broad array of ETFs for their ability to provide transparent, low cost and liquid access to global markets. Of particular note, the ETF industry’s overall assets under management are at an all-time high.

As part of our continued commitment to provide investment products to help achieve your investment goals, State Street Global Advisors launched a number of new SPDR ETFs since July 2013, including:

New Equity SPDRS

SPDR Russell 2000 ETF (Ticker Symbol: TWOK) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.

New Fixed Income SPDRS

SPDR Barclays 0-5 Year TIPS ETF (Ticker Symbol: SIPE) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 0-5 year inflation protected sector of the United States Treasury market. SPDR Barclays International High Yield Bond ETF (Ticker Symbol: IJNK) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the high yield corporate bond market of non-U.S. issuers.

We take great pride in these new additions to our SPDR family. You will find additional information on the SPDR Series Trust Exchange Traded Funds, including Management’s Discussion of Fund Performance, in the enclosed June 30, 2014 Annual Report.

On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,

Ellen M. Needham
President

1

SPDR Barclays 1-3 Month T-Bill ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was −0.09%, and the total return for the Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”) was 0.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, and revenue from securities lending contributed to the difference between the Fund’s performance and that of its Index. The Fund also maintained a very small holding in cash for operating purposes.

The Index’s and the Fund’s performance were affected by the Federal Open Market Committee’s maintenance of a zero interest rate policy as the federal funds target rate remained in a range of 0% – 0.25% throughout the year. The Federal Reserve’s continued use of quantitative easing through asset purchases contributed to short maturity money market assets trading at the low end of the target range. Demand for Treasury bills remained high during the year as investors continued to prefer the liquidity and safety of principal that bills offer over more volatile, global capital markets. The debt ceiling, which had caused volatility in the bill market in the past, was suspended in February by Congress through March 2015.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

ONE YEAR	−0.09%	−0.07%	0.03%	−0.09%	−0.07%	0.03%

THREE YEARS	−0.20%	−0.19%	0.15%	−0.07%	−0.06%	0.05%

FIVE YEARS	−0.18%	−0.21%	0.41%	−0.04%	−0.04%	0.08%

SINCE INCEPTION (1)	4.31%	4.34%	5.04%	0.60%	0.60%	0.70%

(1)	For the period May 25, 2007 to June 30, 2014.

3

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

4

SPDR Barclays 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,
DESCRIPTION	0.03%, 8/21/2014	0.02%, 9/18/2014	0.03%, 8/14/2014	0.04%, 8/28/2014	0.02%, 9/4/2014

MARKET VALUE	$170,925,949	149,557,795	143,151,631	106,828,696	106,827,213

% OF NET ASSETS	17.4	15.3	14.6	10.9	10.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.9%
Short Term Investments	0.1
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

5

SPDR Barclays TIPS ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation-protected sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.52%, and the total return for the Barclays U.S. Government Inflation-Linked Bond Index (the “Index”) was 4.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, all Barclays US Treasury and US TIPS indices posted positive total returns across the maturity spectrum. However, during the first six months of the Reporting Period, this end result did not figure into investor sentiment. By the end of December, with the Federal Reserve announcing plans to begin tapering its quantitative easing program, investors believed that US growth was on an upward trajectory, which would hurt treasury products. During the first quarter of 2014, however, the US economic growth that many expected did not materialize. Many blamed the severe winter weather. The final annualized GDP rate was −2.9% for the quarter. During 2014’s second quarter, with the growth picture remaining cloudy and geopolitical issues in the Ukraine and Iraq, Treasuries and other “safe-haven” assets found plenty of supporters. The performance of the Index during the second half of the Reporting Period was substantial enough to bring the Index’s real yield to −0.15% by the end of the period, which was lower than it was at the start of the fiscal year. US TIPS also outperformed nominal Treasuries during the Reporting Period, since inflation readings were on the rise.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

6

SPDR Barclays TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1845%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	4.52%	4.66%	4.72%	4.52%	4.66%	4.72%

THREE YEARS	10.87%	10.84%	11.48%	3.50%	3.49%	3.69%

FIVE YEARS	30.36%	30.31%	31.60%	5.45%	5.44%	5.65%

SINCE INCEPTION (1)	47.81%	47.74%	49.41%	5.66%	5.65%	5.82%

(1)	For the period May 25, 2007 to June 30, 2014.

7

SPDR Barclays TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

8

SPDR Barclays TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2017	0.13%, 1/15/2022	0.63%, 1/15/2024	1.13%, 1/15/2021

MARKET VALUE	$30,235,723	27,380,508	24,845,120	24,640,250	24,582,277

% OF NET ASSETS	5.1	4.6	4.2	4.1	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.6%
Short Term Investments	1.7
Other Assets & Liabilities	(1.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

9

SPDR Barclays 0-5 Year TIPS ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2017	0.13%, 4/15/2016	0.13%, 4/15/2018	2.50%, 7/15/2016	1.63%, 1/15/2015

MARKET VALUE	766,814	675,907	$483,764	407,832	377,340

% OF NET ASSETS	12.7	11.2	8.0	6.8	6.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	105.5%
Short Term Investments	0.1
Other Assets & Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

10

SPDR Barclays 1-10 Year TIPS ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation-protected sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 3.42%, and the total return for the Barclays 1-10 Year Government Inflation-Linked Bond Index (the “Index”) was 3.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, all Barclays US Treasury and US TIPS indices posted positive total returns across the maturity spectrum. However, during the first six months of the Reporting Period, this end result did not figure into investor sentiment. By the end of December, with the Federal Reserve announcing plans to begin tapering its quantitative easing program, investors believed that US growth was on an upward trajectory, which would hurt treasury products. During the first quarter of 2014, however, the US economic growth that many investors expected did not materialize. Many blamed the severe winter weather. The final annualized GDP rate was −2.9% for the quarter. During 2014’s second quarter, with the growth picture remaining cloudy and geopolitical issues in the Ukraine and Iraq, Treasuries and other “safe-haven” assets found plenty of supporters. US Treasuries rallied during this period. The performance of the U.S. 1-10 Year TIPS Index during the second half of the Reporting Period was substantial enough to bring the closing Index real yield to −0.55%, which was lower than it was at the beginning of the fiscal year. US TIPS also outperformed nominal Treasuries during the Reporting Period since inflation readings were on the rise.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

11

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-10 YEAR			BARCLAYS 1-10 YEAR
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	3.42%	4.00%	3.59%	3.42%	4.00%	3.59%

SINCE INCEPTION (1)	0.25%	0.62%	0.40%	0.23%	0.57%	0.37%

(1) For the period May 29, 2013 to June 30, 2014.

12

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

13

SPDR Barclays 1-10 Year TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2017	0.13%, 1/15/2022	0.63%, 1/15/2024	1.13%, 1/15/2021

MARKET VALUE	$750,304	657,727	615,935	610,870	609,595

% OF NET ASSETS	7.5	6.6	6.2	6.1	6.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.6%
Short Term Investments	2.7
Other Assets & Liabilities	(2.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

14

SPDR Barclays Short Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 1.00%, and the total return for the Barclays 1-5 Year U.S. Treasury Index (the “Index”) was 1.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of its Index.

During the Reporting Period, all Barclays US Treasury indices posted positive total returns across the maturity spectrum. However, during the first six months of the Reporting Period, this end result did not figure into investor sentiment. By the end of December, with the Federal Reserve announcing plans to begin tapering its quantitative easing program, investors believed that US growth was on an upward trajectory, which would hurt treasury products. During the first quarter of 2014, however, the US economic growth that many expected did not materialize. Many blamed the severe winter weather. The annualized final GDP rate was −2.9% for the quarter. During 2014’s second quarter, with the growth picture remaining cloudy and with geopolitical issues in both the Ukraine and Iraq, Treasuries and other “safe-haven” assets found plenty of supporters. US Treasuries rallied during this quarter. Looking specifically at the performance of the 1-5 year part of the Treasury curve, the performance during the second half of the Reporting Period fell slightly short of allowing yields of these products to reach the low levels seen at the beginning of the fiscal year. The total return of fixed-income treasury products is comprised of two components: price return and coupon return. Therefore, from a price return perspective, the period posted slightly negative numbers. However, coupon returns more than made up for this shortfall and allowed the positive index performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

15

SPDR Barclays Short Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1200%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-5 YEAR U.S.	NET ASSET	MARKET	1-5 YEAR U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	1.00%	1.09%	1.11%	1.00%	1.09%	1.11%

SINCE INCEPTION (1)	1.39%	1.42%	1.69%	0.54%	0.55%	0.65%

(1) For the period November 30, 2011 to June 30, 2014.

16

SPDR Barclays Short Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

17

SPDR Barclays Short Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	0.63%, 8/15/2016	0.25%, 9/30/2015	0.63%, 12/15/2016	1.00%, 5/31/2018	1.00%, 10/31/2016

MARKET VALUE	$201,496	200,204	199,886	173,103	154,441

% OF NET ASSETS	1.7	1.7	1.7	1.4	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	13.8
Other Assets & Liabilities	(13.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

18

SPDR Barclays Intermediate Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 1.39%, and the total return for the Barclays Intermediate U.S. Treasury Index (the “Index”) was 1.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, all Barclays US Treasury indices posted positive total returns across the maturity spectrum. However, during the first six months of the Reporting Period, this end result did not figure into investor sentiment. By the end of December, with the Federal Reserve announcing plans to begin tapering its quantitative easing program, investors believed that US growth was on an upward trajectory, which would hurt treasury products. During the first quarter of 2014, however, the US economic growth that many expected did not materialize. Many blamed the severe winter weather. The final annualized GDP rate was −2.9% for the quarter. During 2014’s second quarter, with the growth picture remaining cloudy and geopolitical issues in the Ukraine and Iraq, Treasuries and other “safe-haven” assets found plenty of supporters. US Treasuries rallied during this period.

Looking specifically at the performance of the 1-10 year part of the Treasury curve, the performance of the second half of the Reporting Period fell slightly short of allowing yields of these products to reach the low levels seen at the beginning of the Reporting Period. The total return of fixed-income treasury products is comprised of two components: price return and coupon return. Therefore, from a price return perspective the period posted slightly negative numbers, since prices and yields move in opposite directions. However, coupon returns more than made up for this shortfall and allowed the positive index performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

19

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	1.39%	1.43%	1.51%	1.39%	1.43%	1.51%

THREE YEARS	5.94%	5.87%	6.29%	1.94%	1.92%	2.05%

FIVE YEARS	14.93%	14.84%	15.56%	2.82%	2.81%	2.94%

SINCE INCEPTION (1)	33.93%	33.93%	34.70%	4.20%	4.20%	4.28%

(1) For the period May 23, 2007 to June 30, 2014.

20

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

21

SPDR Barclays Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	2.63%, 11/15/2020	1.75%, 5/15/2023	1.50%, 8/31/2018	2.75%, 11/15/2023	1.00%, 9/30/2016

MARKET VALUE	$2,581,081	2,276,711	2,156,843	1,981,209	1,895,357

% OF NET ASSETS	1.5	1.4	1.3	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.3%
Short Term Investments	12.9
Other Assets & Liabilities	(12.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

22

SPDR Barclays Long Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long-term (10+ years) sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.16%, and the total return for the Barclays Long U.S. Treasury Index (the “Index”) was 6.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, all Barclays US Treasury indices posted positive total returns across the maturity spectrum. However, during the first six months of the Reporting Period, this end result did not figure into investor sentiment. By the end of December, with the Federal Reserve announcing plans to begin tapering its quantitative easing program, investors believed that US growth was on an upward trajectory, which would hurt treasury products. During the first quarter of 2014, however, the US economic growth that many expected did not materialize. Many blamed the severe winter weather. The final annualized GDP rate was −2.9% for the quarter. During 2014’s second quarter, with the growth picture remaining cloudy and geopolitical issues in the Ukraine and Iraq, Treasuries and other “safe-haven” assets found plenty of supporters. The performance during the second half of the Reporting Period for the 10+ year portion of the Treasury curve was substantial enough to bring the Index’s yield-to-maturity to 3.19% by the end of the Reporting Period, which was lower than it was at the beginning of the fiscal year.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

23

SPDR Barclays Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS LONG U.S.	NET ASSET	MARKET	BARCLAYS LONG U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	6.16%	5.91%	6.26%	6.16%	5.91%	6.26%

THREE YEARS	28.32%	28.20%	28.79%	8.67%	8.63%	8.80%

FIVE YEARS	41.86%	41.68%	42.62%	7.24%	7.22%	7.36%

SINCE INCEPTION (1)	70.21%	69.92%	71.08%	7.77%	7.74%	7.85%

(1)	For the period May 23, 2007 to June 30, 2014.

24

SPDR Barclays Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

25

SPDR Barclays Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,
DESCRIPTION	3.75%, 11/15/2043	3.63%, 2/15/2044	3.63%, 8/15/2043	2.88%, 5/15/2043	3.13%, 2/15/2043

MARKET VALUE	$5,368,098	5,307,858	4,848,784	4,491,052	3,467,718

% OF NET ASSETS	6.2	6.2	5.6	5.2	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.0%
Short Term Investments	11.8
Other Assets & Liabilities	(10.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

26

SPDR Barclays Short Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 2.14%, and the total return for the Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”) was 2.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Barclays U.S. Corporate Bond Index as it was the 10+ year part of the maturity curve and the Baa rated portion of the Index that put up the highest total and excess returns (returns over similarly duration matched U.S. Treasuries). Therefore, in comparison to the indices focused on intermediate (1-10 year) and long (10+ year) maturities, the shorter nature (1-3 year maturity) of this Index put its performance in the lowest tier.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

27

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1245%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			U.S. 1-3 YEAR			U.S. 1-3 YEAR
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	2.14%	2.07%	2.41%	2.14%	2.07%	2.41%

THREE YEARS	5.86%	5.74%	7.14%	1.92%	1.88%	2.33%

SINCE INCEPTION (1)	10.52%	10.69%	13.78%	2.23%	2.26%	2.89%

(1)	For the period December 16, 2009 to June 30, 2014.

28

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

29

SPDR Barclays Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	VERIZON	BANK OF AMERICA	THE GOLDMAN
	COMMUNICATIONS, INC.,	CORP.,	SACHS GROUP, INC.,	CISCO SYSTEMS, INC.,	ABBVIE, INC.,
DESCRIPTION	2.50%, 9/15/2016	6.50%, 8/1/2016	3.63%, 2/7/2016	5.50%, 2/22/2016	1.20%, 11/6/2015

MARKET VALUE	$22,804,776	22,252,787	20,092,080	17,586,254	17,385,457

% OF NET ASSETS	0.7	0.7	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	99.1%
Short Term Investments	3.0
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

30

SPDR Barclays Intermediate Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 5.47%, and the total return for the Barclays U.S. Intermediate Corporate Bond Index (the “Index”) was 5.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the GDP annualized final rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Barclays U.S. Corporate Bond Index as it was the 10+ year part of the maturity curve and the Baa rated portion of the Index that put up the highest total and excess returns (returns over similarly duration matched US Treasuries). Therefore, in comparison to the indices focused on short (1-3 year) and long (10+ year) maturities, the intermediate nature (1-10 year maturity) of this Index put its performance in the middle tier.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

31

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			INTERMEDIATE			INTERMEDIATE
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	5.47%	5.73%	5.61%	5.47%	5.73%	5.61%

THREE YEARS	14.59%	14.37%	15.33%	4.64%	4.58%	4.87%

FIVE YEARS (2)	35.51%	33.87%	40.19%	6.27%	6.01%	6.99%

SINCE INCEPTION (1)(2)	39.38%	39.83%	50.84%	6.36%	6.42%	7.94%

(1)	For the period February 10, 2009 to June 30, 2014.
(2)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.

32

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from February 10, 2009 through December 16, 2010 and the Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through June 30, 2014.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

33

SPDR Barclays Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	VERIZON			THE GOLDMAN SACHS
	COMMUNICATIONS, INC.,	MORGAN STANLEY,	ORACLE CORP.,	GROUP, INC.,	AT&T, INC.,
DESCRIPTION	5.15%, 9/15/2023	3.80%, 4/29/2016	1.20%, 10/15/2017	3.63%, 2/7/2016	5.50%, 2/1/2018

MARKET VALUE	$2,071,770	1,835,942	1,244,208	1,198,749	1,182,512

% OF NET ASSETS	0.4	0.4	0.3	0.3	0.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	99.0%
Short Term Investments	4.1
Other Assets & Liabilities	(3.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

34

SPDR Barclays Long Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 13.44%, and the total return for the Barclays U.S. Long Term Corporate Bond Index (the “Index”) was 13.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit exposed sectors chose a different path when Ukrainian instability surfaced. These investors began to rely on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the final annualized GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Barclays U.S. Corporate Bond Index as it was the 10+ year part of the maturity curve and the Baa rated portion of the Index that put up the highest total and excess returns (returns over similarly duration matched US Treasuries). Therefore, in comparison to the indices focused on short (1-3 year) and intermediate (1-10 year) maturities, the longer nature (1-10+ year) of this Index put its performance in the top tier.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

35

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	LONG CORPORATE	NET ASSET	MARKET	LONG CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	13.44%	13.25%	13.38%	13.44%	13.25%	13.38%

THREE YEARS	31.57%	31.12%	32.82%	9.58%	9.45%	9.92%

FIVE YEARS (2)	61.62%	61.80%	70.57%	10.08%	10.10%	11.27%

SINCE INCEPTION (1)(2)	82.13%	82.68%	95.95%	11.95%	12.02%	13.52%

(1)	For the period March 10, 2009 to June 30, 2014.
(2)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.

36

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from March 10, 2009 through December 16, 2010 and the Barclays U.S. Long Corporate Bond Index from December 17, 2010 through June 30, 2014.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

37

SPDR Barclays Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

					GENERAL ELECTRIC
	VERIZON	VERIZON	THE GOLDMAN	GENERAL ELECTRIC	CAPITAL CORP.,
	COMMUNICATIONS, INC.,	COMMUNICATIONS, INC.,	SACHS GROUP, INC.,	CAPITAL CORP.,	SERIES A,
DESCRIPTION	6.55%, 9/15/2043	6.40%, 9/15/2033	6.75%, 10/1/2037	6.88%, 1/10/2039	6.15%, 8/7/2037

MARKET VALUE	$2,682,062	1,409,623	1,046,504	805,813	801,252

% OF NET ASSETS	1.6	0.9	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.8%
Short Term Investments	2.4
Other Assets & Liabilities	(1.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time..

38

SPDR Barclays Issuer Scored Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Issuer Scored Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 7.28%, and the total return for the Barclays Issuer Scored Corporate Index (the “Index”) was 7.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Fund’s Index. Although the Index shared the same index rating as the Barclays Corporate Index, its slightly shorter maturity profile caused its total return for the Reporting Period to come in slightly below that of the Barclays Corporate Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

39

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1600%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			ISSUER SCORED			ISSUER SCORED
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	7.28%	7.67%	7.11%	7.28%	7.67%	7.11%

THREE YEARS	17.92%	18.11%	18.88%	5.65%	5.70%	5.93%

SINCE INCEPTION (1)	20.55%	20.91%	22.12%	5.95%	6.04%	6.37%

(1) For the period April 6, 2011 to June 30, 2014.

40

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

41

SPDR Barclays Issuer Scored Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

		DELTA AIR LINES 2012-1
		PASS THROUGH TRUST,	CAMDEN PROPERTY
	MDC HOLDINGS, INC.,	CLASS A,	TRUST,	THE GAP, INC.,	AEGON NV,
DESCRIPTION	5.38%, 7/1/2015	4.75%, 11/7/2021	4.63%, 6/15/2021	5.95%, 4/12/2021	4.63%, 12/1/2015

MARKET VALUE	$208,000	193,707	191,523	172,067	157,828

% OF NET ASSETS	0.6	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.6%
Short Term Investments	11.5
Other Assets & Liabilities	(10.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

42

SPDR Barclays Convertible Securities ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 22.35%, and the total return for the Barclays U.S. Convertible Bond >$500MM Index (the “Index”) was 24.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and this provided a good environment for the Index to take part. During the Reporting Period, investors were drawn not only to the attractive yields relative to other fixed-income products, but also as a way to play in the upside of rising stock valuations.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

43

SPDR Barclays Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.4000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	CONVERTIBLE BOND	NET ASSET	MARKET	CONVERTIBLE BOND
	VALUE	VALUE	>$500MM INDEX	VALUE	VALUE	>$500MM INDEX

ONE YEAR	22.35%	22.45%	24.31%	22.35%	22.45%	24.31%

THREE YEARS	36.82%	37.47%	39.70%	11.02%	11.19%	11.79%

FIVE YEARS	97.52%	96.17%	104.31%	14.58%	14.43%	15.36%

SINCE INCEPTION (1)	109.84%	110.58%	125.59%	15.28%	15.35%	16.90%

(1)	For the period April 14, 2009 to June 30, 2014.

44

SPDR Barclays Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

45

SPDR Barclays Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	WELLS FARGO &	BANK OF AMERICA	GILEAD SCIENCES,
	CO., SERIES L,	CORP., SERIES L,	INC.,	INTEL CORP.,	WELLPOINT, INC.,
DESCRIPTION	7.50%, 12/31/2049	7.25%, 12/31/2049	1.63%, 5/1/2016	3.25%, 8/1/2039	2.75%, 10/15/2042

MARKET VALUE	$128,412,064	95,732,511	93,402,657	82,470,324	61,093,663

% OF NET ASSETS	4.5	3.3	3.3	2.9	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Convertible Corporate Bonds & Notes	73.7%
Convertible Preferred Stocks	25.7
Common Stocks	0.0 **
Short Term Investments	11.4
Other Assets & Liabilities	(10.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

46

SPDR Barclays Mortgage Backed Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.75%, and the total return for the Barclays U.S. MBS Index (the “Index”) was 4.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad and the Index took part. This was evidenced by the outperformance of mortgage-backed securities during the Reporting Period when compared to US Treasuries with similarly matched duration.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

47

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3200%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	MBS INDEX	VALUE	VALUE	MBS INDEX

ONE YEAR	4.75%	4.76%	4.66%	4.75%	4.76%	4.66%

THREE YEARS	7.82%	7.73%	8.65%	2.54%	2.51%	2.80%

FIVE YEARS	21.29%	21.44%	21.18%	3.94%	3.96%	3.92%

SINCE INCEPTION (1)	23.12%	22.90%	23.57%	3.89%	3.85%	3.96%

(1)	For the period January 15, 2009 to June 30, 2014.

48

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

49

SPDR Barclays Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	FANNIE MAE,	FANNIE MAE,	FANNIE MAE,	FREDDIE MAC,	FREDDIE MAC,
DESCRIPTION	3.50%, 30YR TBA	4.00%, 30YR TBA	4.50%, 30YR TBA	3.00%, 15YR TBA	3.50%, 30YR TBA

MARKET VALUE	$8,851,281	6,844,055	6,497,812	5,545,609	5,138,672

% OF NET ASSETS	7.0	5.4	5.2	4.4	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	60.0%
Federal National Mortgage Association	14.8
Government National Mortgage Association	14.6
Federal Home Loan Mortgage Corporation	10.0
Short Term Investments	60.0
Other Assets & Liabilities	(59.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

50

SPDR Barclays Aggregate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar-denominated, investment grade, bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 4.38%, and the total return for the Barclays U.S. Aggregate Index (the “Index”) was 4.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Index as it was the 10+ year part of the maturity curve and the Baa rated portion of the Index that put up the highest total and excess returns (returns over similarly duration matched U.S. Treasuries).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

51

SPDR Barclays Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2145%.*

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

ONE YEAR	4.38%	4.28%	4.37%	4.38%	4.28%	4.37%

THREE YEARS	10.92%	10.91%	11.40%	3.51%	3.51%	3.66%

FIVE YEARS	25.96%	25.56%	26.74%	4.72%	4.66%	4.85%

SINCE INCEPTION (1)	43.55%	43.68%	43.46%	5.22%	5.23%	5.21%

(1)	For the period May 23, 2007 to June 30, 2014.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2014.

52

SPDR Barclays Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

53

SPDR Barclays Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	TREASURY NOTES,	FANNIE MAE,	TREASURY NOTES,	GINNIE MAE,	TREASURY NOTES,
DESCRIPTION	1.38%, 1/31/2020	3.50%, 30YR TBA	1.50%, 6/30/2016	4.00%, 30YR TBA	0.38%, 3/15/2016

MARKET VALUE	$11,245,275	10,600,953	10,104,336	8,490,352	8,254,702

% OF NET ASSETS	1.5	1.4	1.4	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	34.8%
Corporate Bonds & Notes	26.7
U.S. Government Agency Obligations	20.9
U.S. Government Agency MBS TBA	11.6
Foreign Government Obligations	2.1
Collateralized Mortgage Obligations	1.2
Municipal Bonds & Notes	0.8
Commercial Mortgage Backed Securities	0.6
Asset Backed	0.5
Short Term Investments	17.8
Other Assets & Liabilities	(17.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

54

SPDR Nuveen Barclays Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.41%, and the total return for the Barclays Municipal Managed Money Index (the “Index”) was 6.80%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, costs associated with trading and execution contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended higher over the course of the fiscal year. This trend was strongest for longer maturities as municipal interest rates dropped by 55 basis points in 30 years, 30 basis points in 10 years, and 20 basis points in 5 years for bonds of AAA credit quality. This produced a flatter municipal yield curve during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were holdings in the education, water & sewer, special tax, industrial development, pollution control and resource recovery sectors. The portfolio outperformed in the lower coupon ranges of 1% to 5% and holdings from the States of California, Texas, Washington, Massachusetts and Virginia. The portfolio underperformed the index within the general obligation, electric and lease-backed sectors. Additionally, the Index holdings in the zero and large premium coupon ranges outperformed the portfolio. The portfolio holdings within Florida, Pennsylvania and Illinois underperformed.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

55

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3000%.*

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

ONE YEAR	6.41%	7.33%	6.80%	6.41%	7.33%	6.80%

THREE YEARS	15.81%	16.30%	17.09%	5.01%	5.16%	5.40%

FIVE YEARS	29.81%	29.40%	31.77%	5.36%	5.29%	5.67%

SINCE INCEPTION (1)	37.35%	37.27%	40.60%	4.78%	4.77%	5.14%

(1)	For the period September 11, 2007 to June 30, 2014.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2014.

56

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

57

SPDR Nuveen Barclays Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	ARIZONA, SALT		CALIFORNIA, STATE
	RIVER PROJECT,		DEPARTMENT
	AGRICULTURAL	MILWAUKEE, WI,	OF WATER		NEW YORK,
	IMPROVEMENT &	GENERAL OBLIGATION,	RESOURCES,	NEW YORK, STATE	NY, GENERAL
	POWER DISTRICT REVENUE,	PROMISSORY NOTES,	REVENUE,	GENERAL OBLIGATION,	OBLIGATION,
	SERIES A,	SERIES N1,	SERIES L,	SERIES B,	SERIES J,
DESCRIPTION	5.00%, 12/1/2031	5.00%, 2/1/2019	5.00%, 5/1/2020	5.00%, 8/1/2021	5.00%, 8/1/2020

MARKET VALUE	$13,724,160	11,991,530	11,989,200	11,897,900	11,821,700

% OF NET ASSETS	1.3	1.2	1.1	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.3%
Short Term Investments	0.3
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

58

SPDR Nuveen Barclays California Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays California Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from federal and California state income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 7.92%, and the total return for the Barclays Managed Money Municipal California Index (the “Index”) was 7.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Trading and security selection contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended higher over the course of the fiscal year. This trend was strongest for longer maturities as municipal interest rates dropped by 55 basis points in 30 years, 30 basis points in 10 years, and 20 basis points in 5 years for bonds of AAA credit quality. This produced a flatter municipal yield curve during the time period.

On an individual security level, the top positive contributors to the Fund’s performance were exposures in the general obligation and leasing sectors. Lower coupon bonds, particularly zero coupon structures from Mt San Antonio Community College District, Yosemite Community College District and Poway Unified School District produced positive returns versus the Index. The portfolio underperformed the Index within its holdings in the special tax, resource recovery and education sectors. Additionally, the portfolio divested of a small Puerto Rico Sales Tax Revenue Bond position in October 2013. These holdings detracted from portfolio returns.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

59

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

ONE YEAR	7.92%	10.76%	7.64%	7.92%	10.76%	7.64%

THREE YEARS	21.89%	22.77%	21.23%	6.82%	7.08%	6.63%

FIVE YEARS	39.23%	39.24%	38.87%	6.84%	6.84%	6.79%

SINCE INCEPTION (1)	42.81%	42.69%	43.31%	5.44%	5.43%	5.50%

(1) For the period October 10, 2007 to June 30, 2014.

60

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

61

SPDR Nuveen Barclays California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			CALIFORNIA, STATE		SAN MATEO, CA,
	CALIFORNIA, STATE	LOS ANGELES, CA,	DEPARTMENT		JOINT POWERS
	DEPARTMENT OF	DEPARTMENT OF WATER	OF WATER	CALIFORNIA, STATE	FINANCING
	WATER RESOURCES,	& POWER REVENUE,	RESOURCES,	EDUCATIONAL FACILITIES,	AUTHORITY,
	SERIES M,	SERIES C,	SERIES L,	AUTHORITY REVENUE,	LEASE REVENUE,
DESCRIPTION	4.00%, 5/1/2019	5.00%, 1/1/2016	5.00%, 5/1/2019	5.25%, 4/1/2040	5.00%, 6/15/2025

MARKET VALUE	$2,262,880	2,119,000	2,111,788	1,824,718	1,807,965

% OF NET ASSETS	3.0	2.8	2.8	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	100.0%
Short Term Investments	0.5
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

62

SPDR Nuveen Barclays New York Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays New York Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from federal and New York state income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.72%, and the total return for the Barclays Managed Money Municipal New York Index (the “Index”) was 6.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, security selection and trading contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended higher over the course of the fiscal year. This trend was strongest for longer maturities as municipal interest rates dropped by 55 basis points in 30 years, 30 basis points in 10 years, and 20 basis points in 5 years for bonds of AAA credit quality. This produced a flatter municipal yield curve during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were its holdings in the general obligation, electric, water & sewer, transportation and education sectors. Additionally the portfolio outperformed the Index with its holdings in the 4% to 5% coupon range. The index holdings within the leasing and special tax sectors performed better that those of the portfolio. Additionally, the portfolio divested of a small Puerto Rico Sales Tax Revenue Bond position in October 2013. These holdings detracted from portfolio return.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

63

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	NEW YORK INDEX	VALUE	VALUE	NEW YORK INDEX

ONE YEAR	6.72%	6.94%	6.90%	6.72%	6.94%	6.90%

THREE YEARS	16.32%	16.01%	17.70%	5.17%	5.08%	5.58%

FIVE YEARS	30.80%	27.79%	32.87%	5.52%	5.03%	5.85%

SINCE INCEPTION (1)	36.84%	36.29%	39.28%	4.78%	4.71%	5.06%

(1) For the period October 11, 2007 to June 30, 2014.

64

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

65

SPDR Nuveen Barclays New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	NEW YORK,	NEW YORK,	DUTCHESS COUNTY,	WESTCHESTER
	STATE DORMITORY	UTILITY DEBT	NY, LOCAL	COUNTY, NY,
	AUTHORITY, SALES	SECURITIZATION	DEVELOPMENT	GENERAL	BATTERY PARK CITY,
	TAX REVENUE,	AUTHORITY	CORP. REVENUE,	OBLIGATION,	NY, AUTHORITY REVENUE,
	SERIES A,	REVENUE, SERIES TE,	SERIES A,	SERIES B,	SERIES A,
DESCRIPTION	4.13%, 3/15/2033	5.00%, 12/15/2029	5.00%, 1/1/2049	3.00%, 6/1/2017	5.00%, 11/1/2024

MARKET VALUE	$948,753	880,035	812,550	651,816	604,800

% OF NET ASSETS	3.8	3.5	3.2	2.6	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	97.3%
Short Term Investments	1.8
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

66

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term, tax-exempt, municipal bond market and provides income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 2.31%, and the total return for the Barclays Managed Money Municipal Short Term Index (the “Index”) was 2.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, security selection and trading contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended higher over the course of the fiscal year. This trend was strongest for longer maturities as municipal interest rates dropped by 55 basis points in 30 years, 30 basis points in 10 years, and 20 basis points in 5 years for bonds of AAA credit quality. This produced a flatter municipal yield curve during the time period.

On an individual security level, the top positive contributors to the Fund’s performance were: Maturity — the longer maturity bonds in the portfolio outperformed shorter maturity bonds; and State — bonds from California took 6 of the top 20 total return positions and the portfolio’s positions in Pennsylvania, Florida and Washington outperformed the average for all states. The top negative contributor to the Fund’s performance was Maturity — shorter maturity holdings underperformed longer bonds as overall rate levels fell.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

67

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	SHORT TERM INDEX	VALUE	VALUE	SHORT TERM INDEX

ONE YEAR	2.31%	2.71%	2.48%	2.31%	2.71%	2.48%

THREE YEARS	4.51%	4.25%	5.36%	1.48%	1.40%	1.76%

FIVE YEARS	10.81%	10.43%	12.72%	2.07%	2.00%	2.42%

SINCE INCEPTION (1)	21.49%	21.33%	24.94%	2.94%	2.92%	3.37%

(1)	For the period October 10, 2007 to June 30, 2014.

68

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

69

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	HAWAII,	MARYLAND,		WASHINGTON,	FLORIDA,
	STATE GENERAL	STATE GENERAL	MICHIGAN,	STATE GENERAL	STATE HURRICANE
	OBLIGATION,	OBLIGATION,	STATE GENERAL	OBLIGATION,	CATASTROPHE FUND
	SERIES EF,	SERIES A,	OBLIGATION,	SERIES B,	REVENUE, SERIES A,
DESCRIPTION	5.00%, 11/1/2018	5.00%, 3/1/2018	5.00%, 11/1/2017	4.00%, 7/1/2019	5.00%, 7/1/2016

MARKET VALUE	$26,796,914	25,893,376	23,232,066	22,530,800	21,945,963

% OF NET ASSETS	1.2	1.2	1.0	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.9%
Short Term Investments	0.1
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

70

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen S&P VRDO Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of variable rate demand obligations (“VRDOs”) issued by municipalities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was −0.08%, and the total return for the S&P National AMT-Free Municipal VRDO Index (the “Index”) was 0.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended higher over the course of the fiscal year. This trend was strongest for longer maturities as municipal interest rates dropped by 55 basis points in 30 years, 30 basis points in 10 years, and 20 basis points in 5 years for bonds of AAA credit quality. This produced a flatter municipal yield curve during the Reporting Period.

The top positive contributors to the Fund’s performance were any security that carried a yield greater than the average yield of the index. Given that the underlying securities consist of variable rate demand notes where the coupon resets weekly, price risk is eliminated and all return is derived from coupon income. The securities that carried the highest yield throughout the year were: New York City Transitional Finance Authority, St James Parish Louisiana Revenue Bonds (Nucor Steel) and Delaware Valley Regional Finance Authority. The securities that detracted from performance during the fiscal year were: Colorado Nature Conservancy, Alaska Governmental Purpose Revenue Bonds and Montgomery County Public Building Authority.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

71

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/09, 9/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P NATIONAL			S&P NATIONAL
	NET ASSET	MARKET	AMT-FREE MUNICIPAL	NET ASSET	MARKET	AMT-FREE MUNICIPAL
	VALUE	VALUE	VRDO INDEX	VALUE	VALUE	VRDO INDEX

ONE YEAR	−0.08%	0.23%	0.09%	−0.08%	0.23%	0.09%

THREE YEARS	0.56%	0.48%	0.55%	0.19%	0.16%	0.18%

SINCE INCEPTION (1)	1.62%	1.35%	1.13%	0.34%	0.28%	0.24%

(1)	For the period September 23, 2009 to June 30, 2014.

72

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

73

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

MONTGOMERY
	NEW YORK, NY, CITY	MASSACHUSETTS BAY	MONTGOMERY	COUNTY, VA,	NEW YORK,
	TRANSITIONAL	TRANSPORTATION	COUNTY, TN,	INDUSTRIAL	STATE HOUSING
	FINANCE AUTHORITY	AUTHORITY SALES TAX	PUBLIC BUILDING	DEVELOPMENT	FINANCE AGENCY,
	REVENUE, SERIES 3,	REVENUE, SERIES A-1,	AUTHORITY REVENUE,	AUTHORITY REVENUE,	SERIES A,
DESCRIPTION	0.28%, 11/1/2022	0.08%, 7/1/2021	0.11%, 9/1/2029	0.07%, 2/1/2039	0.10%, 11/1/2037

MARKET VALUE	$325,000	300,000	300,000	300,000	300,000

% OF NET ASSETS	5.4	5.0	5.0	5.0	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.5%
Short Term Investments	0.5
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

74

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 8.16%, and the total return for the S&P Municipal Yield Index (the “Index”) was 5.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The extreme selling of municipal bonds generally and high yield municipal bonds specifically from the end of the last fiscal year continued well into the beginning of this Reporting Period. For most of the first quarter of the Reporting Period, Fund performance trailed that of its Index. However, beginning in mid-September, Fund performance began its turn-around - first catching up then outpacing the Index. The Fund continued to outperform its Index through the end of the Reporting Period. In addition, by the end of the Reporting Period, high grade and high yield municipal bonds returned to more normalized levels. This adjustment was the main factor contributing to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended higher over the course of the fiscal year. This trend was strongest for longer maturities as municipal interest rates dropped by 55 basis points in 30 years, 30 basis points in 10 years, and 20 basis points in 5 years for bonds of AAA credit quality. This produced a flatter municipal yield curve during the Reporting Period.

The top positive contributors to the Fund’s performance came from troubled credits that rebounded nicely during the year. Included in these were securities from American Airlines (the company emerged from bankruptcy and merged with US Airways). Another similar credit was Tolomato Community Development District, which restructured its debt into various sub-classes. Many of these sub-classes rose as the development continued and projects began to be built out. West Penn Hospital had much of its debt refunded. Generally, long duration bonds did well over the fiscal year with the general drop in interest rates and credit spread compression. Bonds from the health care, transportation and utility sectors performed well. Examples include: Trezevant Manor 5.5% due 2047 (health care), E-470 0.00% due 2037 (transportation) and Poseidon Resources 5.0% due 2045 (utility).

Securities that underperformed over the fiscal year were any of the credits domiciled in Puerto Rico. The bonds of Twin Oaks Juvenile Development, which is in technical and monetary default, lost over 30% of their market value during the fiscal year. Yeshiva University was downgraded below investment grade by Moody’s and the position lost nearly 10% and was sold.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

75

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.*

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P			S&P
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	YIELD INDEX	VALUE	VALUE	YIELD INDEX

ONE YEAR	8.16%	9.98%	5.37%	8.16%	9.98%	5.37%

THREE YEARS	25.85%	32.18%	26.56%	7.96%	9.75%	8.17%

SINCE INCEPTION (1)	32.41%	32.41%	32.99%	9.12%	9.12%	9.28%

(1)	For the period April 13, 2011 to June 30, 2014.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.4500% until October 31, 2014.

76

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

77

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

BUCKEYE, OH,
	JEFFERSON COUNTY,	TOBACCO			PUERTO RICO
	AL, SUBORDINATE	SETTLEMENT			INFRASTRUCTURE
	LIEN SEWER	FINANCING	PUERTO RICO	PUERTO RICO	FINANCING
	WARRANT REVENUE,	AUTHORITY,	PUBLIC BUILDINGS	PUBLIC BUILDINGS	AUTHORITY REVENUE,
	SERIES D,	SERIES A-2,	AUTHORITY REVENUE,	AUTHORITY REVENUE,	SERIES C,
DESCRIPTION	6.00%, 10/1/2042	5.88%, 6/1/2030	6.00%, 7/1/2027	5.50%, 7/1/2035	5.50%, 7/1/2027

MARKET VALUE	$4,662,783	3,273,040	3,079,200	3,060,000	2,931,960

% OF NET ASSETS	1.7	1.2	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.8%
Common Stocks	0.0 **
Short Term Investments	0.5
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

78

SPDR Nuveen Barclays Build America Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Build America Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for taxable municipal securities with respect to which the issuer has made an irrevocable election to designate the bonds as “Qualified Bonds” under the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid (“direct pay Build America Bonds”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 13.60%, and the total return for the Barclays Build America Bond Index (the “Index”) was 14.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, trading and execution costs contributed to the difference between the Fund’s performance and that of its Index. The Fund experienced significant redemptions during the fiscal year. At the beginning of the year, the Fund had 1.4 million shares outstanding. At the end of the fiscal year, shares outstanding dropped to 700,000. Many of these redemptions occurred during the summer of 2013, when the cost of liquidity was high.

Over the course of the fiscal year, Treasury yields rose 10 to 23 basis points between 2- and 10-year maturities, steepening that portion of the yield curve. The 30-year yield fell 14 basis points during the period, thereby flattening the yield curve between 10 and 30 years. Since the Index and its universe of constituents contained generally long duration securities, returns for the Fund and Index were positive as most underlying securities benefitted from their long maturities where yields declined the most.

The top positive contributors to the Fund’s performance were those bonds held for the entire fiscal year and of the longest maturity. The drop in rates occurred from December through June and the bonds of American Municipal Power 6.053% due 2043, Metropolitan Washington Airport 7.462% due 2046 and Georgia Municipal Electric Authority 7.055% due 2057 all posted moderately positive returns during the fiscal year. The top negative contributors to the Fund’s performance were those bonds that needed to be sold to meet redemptions and did not benefit from the rally during the second half of the year. Other poor performers were those bonds sold in response to deteriorating credit profiles. The bonds that experienced the greatest negative return were Puerto Rico Electric Authority 6.125% due 2040, Illinois Regional Transit Authority 5.844% due 2050 and New Jersey Turnpike 7.102% due 2041. All these bonds posted solid negative returns during their holding periods (which ended in the fall of 2013). The Puerto Rico bonds were sold primarily due to deteriorating credit fundamentals. Although the returns were negative, the portfolio was underweight securities from Puerto Rico. So relative to the underlying Index, Puerto Rico exposure did not cause the portfolio to underperform the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

79

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3500%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS BUILD	NET ASSET	MARKET	BARCLAYS BUILD
	VALUE	VALUE	AMERICA BOND INDEX	VALUE	VALUE	AMERICA BOND INDEX

ONE YEAR	13.60%	14.62%	14.31%	13.60%	14.62%	14.31%

THREE YEARS	36.67%	37.52%	39.07%	10.97%	11.20%	11.62%

SINCE INCEPTION (1)	47.60%	47.23%	51.95%	9.87%	9.80%	10.65%

(1) For the period May 12, 2010 to June 30, 2014.

80

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

81

SPDR Nuveen Barclays Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

				SAN FRANCISCO, CA,	LOS ANGELES, CA,
	CALIFORNIA, STATE	NEW JERSEY, STATE	CALIFORNIA, STATE	BAY AREA TOLL	UNIFIED SCHOOL
	GENERAL	TURNPIKE AUTHORITY	GENERAL	AUTHORITY, TOLL	DISTRICT, GENERAL
	OBLIGATION,	REVENUE,	OBLIGATION,	BRIDGE REVENUE,	OBLIGATION,
DESCRIPTION	7.30%, 10/1/2039	7.10%, 1/1/2041	7.95%, 3/1/2036	6.26%, 4/1/2049	5.75%, 7/1/2034

MARKET VALUE	$3,607,483	1,519,879	1,438,420	902,483	784,643

% OF NET ASSETS	8.5	3.6	3.4	2.1	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.0%
Short Term Investments	0.7
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

82

SPDR DB International Government Inflation-Protected Bond ETF —
Management’s Discussion of Fund Performance

The SPDR DB International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation-protected sector of the global bond market outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 10.97%, and the total return for the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “Index”) was 11.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

The total return of the Index was primarily driven by changes in local yield curves, inflation rates, expectations on inflation rates, and currency exchange rates. For instance, the DXY U.S. Dollar Index (a general international value of the US dollar) decreased during the Reporting Period. As the Fund and Index are unhedged to the US dollar, they experienced a positive contribution to return approximately equal to the weakening of the US dollar. Additionally, rallying yield curves in the majority of the underlying countries of this Index contributed further, resulting in an even higher net performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

83

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

ONE YEAR	10.97%	10.57%	11.66%	10.97%	10.57%	11.66%

THREE YEARS	10.94%	10.43%	12.71%	3.52%	3.36%	4.07%

FIVE YEARS	37.63%	35.99%	41.51%	6.60%	6.34%	7.19%

SINCE INCEPTION (1)	21.13%	20.63%	28.20%	3.09%	3.02%	4.02%

(1) For the period March 13, 2008 to June 30, 2014.

84

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

85

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			UNITED KINGDOM	REPUBLIC OF
	REPUBLIC OF FRANCE,	REPUBLIC OF FRANCE,	TREASURY BOND,	SOUTH KOREA,	REPUBLIC OF FRANCE,
DESCRIPTION	2.25%, 7/25/2020	1.60%, 7/25/2015	4.13%, 7/22/2030	2.75%, 6/10/2020	1.00%, 7/25/2017

MARKET VALUE	$37,091,614	28,557,837	26,768,965	21,461,814	19,614,030

% OF NET ASSETS	3.9	3.0	2.8	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.6%
Short Term Investments	0.1
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

86

SPDR Barclays Short Term International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed-rate, investment grade debt issued by foreign governments of investment grade countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 5.32%, and the total return for the Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”) was 5.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

The total return of the Index was primarily driven by changes in local yield curves, which contributed to price returns, coupon returns and currency exchange rates. The DXY US Dollar Index (a general international value of the US dollar) decreased during the Reporting Period. As both the Index and Fund were unhedged to the US dollar, they experienced a positive contribution to return approximately equal to the weakening of the US dollar. It should be noted that this served as the largest contribution to performance during the Reporting Period. Additionally, excluding currency effects, the total return for each sovereign in the Index was positive and this contributed further and resulted in an even higher net performance in the Fund and Index. From the original list* of Index countries, some sovereigns with the highest local currency total returns were Mexico, and Spain, while the United Kingdom and Singapore were in the smallest local contribution category. However, in USD terms and taking Index market weights into account, the two largest contributors to the Index’s performance from the original list of countries were South Korea and United Kingdom, while the two largest detractors, were Japan and to a lesser extent, South Africa.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

* On April 30, 2014, countries were added to the Barclays 1-3 Year Global Treasury ex-US Capped Index.

87

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3500%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-3 YEAR			BARCLAYS 1-3 YEAR
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

ONE YEAR	5.32%	4.92%	5.72%	5.32%	4.92%	5.72%

THREE YEARS	−3.70%	−4.03%	−2.62%	−1.25%	−1.36%	−0.88%

FIVE YEARS	9.43%	9.36%	11.85%	1.82%	1.80%	2.27%

SINCE INCEPTION (1)	16.22%	16.15%	19.22%	2.79%	2.78%	3.28%

(1)	For the period January 15, 2009 to June 30, 2014.

88

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

89

SPDR Barclays Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	GOVERNMENT	GOVERNMENT		GOVERNMENT	GOVERNMENT
	OF JAPAN	OF JAPAN	KOREA	OF JAPAN	OF JAPAN
	10 YEAR BOND,	5 YEAR BOND,	TREASURY BOND,	5 YEAR BOND,	5 YEAR BOND,
DESCRIPTION	0.30%, 12/20/2016	0.20%, 6/20/2017	2.75%, 12/10/2015	0.30%, 3/20/2017	0.40%, 9/20/2015

MARKET VALUE	$6,449,735	6,436,466	6,287,040	5,906,660	5,450,584

% OF NET ASSETS	2.3	2.3	2.3	2.2	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.1%
Short Term Investments	1.7
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

90

SPDR Barclays International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate, local currency, sovereign debt of investment grade countries outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 9.52%, and the total return for the Barclays Global Treasury Ex-US Capped Index (the “Index”) was 10.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

The total return of the Index was primarily driven by changes in local yield curves, which contributed to price returns, coupon returns and currency exchange rates. The DXY US Dollar Index (a general international value of the US dollar) decreased during the Reporting Period. As both the Index and Fund are unhedged to the US dollar, they experienced a positive contribution to return approximately equal to the weakening of the US dollar. It should be noted that this served as the largest contribution to performance during the Reporting Period. Additionally, excluding currency effects, the total return for each sovereign in the Index was positive and this contributed further to result in an even higher net performance in the Fund and Index. From the original list* of Index countries, some sovereigns with the highest local currency total returns were Spain and Italy, while the United Kingdom and Japan were in the smallest local contribution category. However, in US dollar terms and taking Index market weights into account, the two largest contributors to the Index’s performance from the original list of countries were Italy and the United Kingdom, while South Africa detracted and Sweden contributed the smallest amount.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

* On April 30, 2014, countries were added to the Barclays Global Treasury Ex-US Capped Index.

91

SPDR Barclays International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

ONE YEAR	9.52%	9.66%	10.19%	9.52%	9.66%	10.19%

THREE YEARS	5.77%	6.19%	7.59%	1.89%	2.02%	2.47%

FIVE YEARS	22.63%	22.09%	25.84%	4.16%	4.07%	4.70%

SINCE INCEPTION (1)	34.26%	34.56%	40.67%	4.46%	4.50%	5.19%

(1)	For the period October 2, 2007 to June 30, 2014.

92

SPDR Barclays International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

93

SPDR Barclays International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	GOVERNMENT OF		GOVERNMENT OF
	JAPAN 5 YEAR	KOREA	JAPAN 20	KOREA	KOREA
	BOND,	TREASURY BOND,	YEAR BOND,	TREASURY BOND,	TREASURY BOND,
DESCRIPTION	0.20%, 3/20/2019	3.50%, 3/10/2024	2.30%, 6/20/2027	3.13%, 3/10/2019	3.25%, 9/10/2018

MARKET VALUE	$20,568,440	20,319,470	17,304,051	16,481,442	15,570,897

% OF NET ASSETS	0.9	0.8	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.4%
Short Term Investments	1.0
Other Assets & Liabilities	1.6

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

94

SPDR Barclays International Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 12.32%, and the total return for the Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”) was 12.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and security sampling contributed to the difference between the Fund’s performance and that of the Index. In addition, the positive impact of new issues that rallied prior to entering the Index also contributed to the performance differential.

The Fund’s performance was strong for the Reporting Period in overall US dollar terms. The Fund benefited from the continued divergence between the US markets, which saw yields rise as 2013 ended and the effect on investors of the US Federal Reserve’s (the “Fed”) announcement that it would begin tapering its asset purchases. Tapering, which was implemented in January 2014, meant a reduction in the purchases of US Treasuries and mortgage-backed securities. Meanwhile, the European Central Bank (“ECB”) maintained a very accommodative policy cutting the repo rate to 0.25% against a backdrop of slow recovery and worryingly low inflation. During that time period, spreads continued to tighten to levels last seen prior to the financial crisis.

The performance of government bonds during the first quarter of 2014 defied base-case expectations with yields broadly lower year-to-date. Despite the start of the tapering process by the Fed, government bonds performed strongly in January, as soft employment figures in the United States and weak manufacturing readings in China emerged as unexpected faults on an improving growth outlook for the year ahead. Currency and debt volatility in emerging markets further enhanced the appeal of sovereign obligations in developed countries. A brisk equity rebound in February led government yields to pause in their newly lower range, but credit spreads narrowed steadily, giving an added boost to corporate bonds. Fixed income ended February on a strong note, as geopolitical instability remained a source of market turbulence with the unsettling crisis in Ukraine being a particular area of concern for Europe (and had the effect of driving yields lower).

In June, an important event for fixed-income markets was undeniably the ECB announcement of a variety of measures to spur economic growth and to stave off deflation. The announced measures included cuts to the refinance rate and to the deposit rate, and the announcement of a targeted long-term financing operation. The market reacted with a rally in front end core market yields, a further tightening of peripheral spreads and a weakening of the euro. The weakening of the euro did not last long and the currency ended the month stronger at $1.369 after falling to $1.353 shortly after the ECB meeting. While government bonds of European countries moved significantly lower, so did the borrowing costs for many European companies. Spanish and Italian corporate debt, which traded between 110-150 basis points above German corporates only a year ago, was trading within 50 basis points of their other European counterparts.

Sterling high grade corporate issuance for the first quarter came in at £8.94 billion. During that same period, Euro high grade corporate issuance totaled €67.13 billion, which represented the busiest quarter for the sector since €77.29 billion was priced in the second quarter of 2009.

During the Reporting Period, the Fund used FX forwards to gain exposure to Japanese yen. This approach is used when physical exposure to issues cannot be obtained directly. Overall, the Fund’s exposure to Japanese yen remained very limited. The use of such derivatives did not have a material impact on the performance of the Fund, which tracked its benchmark index over the period.

95

SPDR Barclays International Corporate Bond ETF —
Management’s Discussion of Fund Performance (continued)

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

96

SPDR Barclays International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5500%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
			AGGREGATE EX-USD			AGGREGATE EX-USD
	NET ASSET	MARKET	> $1B: CORPORATE	NET ASSET	MARKET	> $1B: CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	12.32%	12.03%	12.65%	12.32%	12.03%	12.65%

THREE YEARS	14.02%	13.94%	15.41%	4.47%	4.45%	4.89%

SINCE INCEPTION (1)	35.55%	36.12%	37.99%	7.67%	7.78%	8.14%

(1)	For the period May 19, 2010 to June 30, 2014.

97

SPDR Barclays International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

98

SPDR Barclays International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

COOPERATIEVE
		COOPERATIEVE	COOPERATIEVE		CENTRALE
		CENTRALE RAIFFEISEN-	CENTRALE RAIFFEISEN-		RAIFFEISEN-
		BOERENLEENBANK	BOERENLEENBANK		BOERENLEENBANK
	DEUTSCHE BANK AG,	BA/NETHERLANDS,	BA/NETHERLANDS,	DEUTSCHE BANK AG,	BA/NETHERLANDS,
DESCRIPTION	2.38%, 1/11/2023	4.75%, 1/15/2018	4.25%, 1/16/2017	5.13%, 8/31/2017	4.13%, 7/14/2025

MARKET VALUE	$1,870,859	1,712,333	1,643,202	1,556,910	1,555,499

% OF NET ASSETS	0.6	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.9%
Short Term Investments	1.1
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

99

SPDR Barclays Emerging Markets Local Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate, local currency, sovereign debt of emerging market countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 6.77%, and the total return for the Barclays EM Local Currency Government Diversified Index (the “Index”) was 7.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, security sampling and transaction costs (due to the Index’s monthly rebalancing) contributed to the difference between the Fund’s performance and that of the Index. Withholding tax on coupons also contributed to the performance differential. This tax is not reflected in the Index returns while the Fund is subject to such taxes.

After rising in the second quarter of 2013, US treasury yields remained more stable in the beginning of the Reporting Period, before moving higher again in mid-August. Despite mounting concerns of global political intervention in Syria, the rise in August was driven by improving economic data, not only in the United States, but also in the United Kingdom and Europe. Meanwhile growth concerns in emerging markets weighed on the performance of these markets. These concerns continued to weigh on the performance of emerging debt markets, which underwent outflows and saw currencies continue to weaken against the US dollar. Performance stabilized in the last quarter of 2013, and when it came to local currency emerging market debt, investors remained on the sidelines.

A number of emerging markets raised interest rates during the first quarter, especially as their currencies grew increasingly volatile in January. India lifted its reverse repo rate in January. A reverse repo rate is the rate at which the central bank of a country borrows money from commercial banks within the country. This was the third hike in India’s reverse repo rate since September. South Africa also lifted rates in January, reversing a cut from 18 months earlier. The rand did not find support immediately, but it strengthened in both February and March. Brazil hiked rates in both January and February, and the real responded in similar fashion to the rand. Russia was compelled to deliver a hike of 150 basis points in early March amid financial dislocations associated with its forays in Ukraine. But the biggest move came from Turkey. In late January, Turkey’s benchmark repo rate was raised from 4.5% to 10.0% in one clip. Even though political tensions in Turkey festered through much of the quarter, the sharp jump in rates made it difficult to place bets against the lira. Turkey’s currency also moved higher through February and March. While these hikes attracted plenty of attention, the increase delivered by New Zealand in mid-March may have been the most notable. The decision of the Reserve Bank was by no means a surprise, but it did represent the first rate hike in developed markets in almost three years. Many other nations had room to lower policy rates during the first quarter, including Israel, Thailand, Chile, and Hungary. Chile cut rates in both February and March, while Hungary continued to trim each month, though by progressively smaller increments.

Despite talk of accommodative policy by central banks, the US dollar tumbled against most major currencies. Even emerging market currencies ultimately gained traction, rallying in March as credit conditions eased further and outflows from developing countries began to subside. Inflows returned to the asset class in the second quarter of 2014, helping yields tighten slightly and offering a respite to currencies that had suffered significantly a year before.

During the Reporting Period, the Fund used FX forwards to take currency exposure in some underlying markets without detracting from performance.

100

SPDR Barclays Emerging Markets Local Bond ETF —
Management’s Discussion of Fund Performance (continued)

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

101

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS EM			BARCLAYS EM
			LOCAL CURRENCY			LOCAL CURRENCY
	NET ASSET	MARKET	GOVERNMENT	NET ASSET	MARKET	GOVERNMENT
	VALUE	VALUE	DIVERSIFIED INDEX	VALUE	VALUE	DIVERSIFIED INDEX

ONE YEAR	6.77%	7.08%	7.89%	6.77%	7.08%	7.89%

THREE YEARS	7.46%	5.95%	9.92%	2.43%	1.95%	3.20%

SINCE INCEPTION (1)	14.68%	14.51%	18.53%	4.17%	4.13%	5.21%

(1)	For the period February 23, 2011 to June 30, 2014.

102

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

103

SPDR Barclays Emerging Markets Local Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	BRAZIL LETRAS DO		BRAZIL NOTAS DO	BRAZIL LETRAS DO
	TESOURO NACIONAL,	KOREA TREASURY	TESOURO NACIONAL	TESOURO NACIONAL,	TURKEY GOVERNMENT
	ZERO COUPON,	BOND,	SERIES F,	ZERO COUPON,	BOND,
DESCRIPTION	1/1/2016	2.75%, 12/10/2015	10.00%, 1/1/2017	7/1/2016	6.30%, 2/14/2018

MARKET VALUE	$2,222,744	2,192,048	1,903,104	1,801,456	1,500,974

% OF NET ASSETS	2.2	2.2	1.9	1.8	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.6%
Short Term Investments	0.5
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

104

SPDR Barclays International High Yield Bond ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	ROYAL BANK	FMG RESOURCES
	OF SCOTLAND	AUGUST 2006	TELEFONICA	WIND ACQUISITION	CEMEX SAB
	GROUP PLC,	PTY, LTD.,	EUROPE BV,	FINANCE SA,	DE CV,
DESCRIPTION	6.10%, 6/10/2023	8.25%, 11/1/2019	7.63%, 12/31/2049	7.00%, 4/23/2021	7.25%, 1/15/2021

MARKET VALUE	$383,108	326,625	321,750	294,710	275,000

% OF NET ASSETS	0.9	0.8	0.7	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.3%
Short Term Investments	0.9
Other Assets & Liabilities	1.8

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

105

SPDR Barclays High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 11.72%, and the total return for the Barclays High Yield Very Liquid Index (the “Index”) was 12.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last calendar year markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Index as it achieved a higher total return for the Reporting Period than the Barclays 350mn Cash Pay 0-5 Yr 2% Capped Index, which is the benchmark for SSgA’s SPDR Barclays Short Term High Yield Bond ETF (SJNK).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

106

SPDR Barclays High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.4000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

ONE YEAR	11.72%	12.07%	12.03%	11.72%	12.07%	12.03%

THREE YEARS	28.14%	27.46%	31.33%	8.62%	8.42%	9.51%

FIVE YEARS	84.41%	80.35%	95.46%	13.02%	12.52%	14.35%

SINCE INCEPTION (1)	60.61%	61.03%	87.34%	7.46%	7.50%	10.00%

(1) For the period November 28, 2007 to June 30, 2014.

107

SPDR Barclays High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUES)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

108

SPDR Barclays High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			NUMERICABLE	SPRINT COMMUNICATIONS,	T-MOBILE
	SPRINT CORP.,	FIRST DATA CORP.,	GROUP SA,	INC.,	USA, INC.,
DESCRIPTION	7.88%, 9/15/2023	12.63%, 1/15/2021	6.00%, 5/15/2022	9.00%, 11/15/2018	6.63%, 4/1/2023

MARKET VALUE	$65,825,512	63,399,525	54,163,200	49,282,062	48,770,750

% OF NET ASSETS	0.7	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.0%
Short Term Investments	9.2
Other Assets & Liabilities	(7.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

109

SPDR Barclays Short Term High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield, short-term, corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 8.21%, and the total return for the Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”) was 8.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Fund’s Index. During the Reporting Period the Index’s larger credit risk profile compared to the Barclays US Corporate 1-5 Year Index allowed it to beat out the Barclays US Corporate 1-5 Year Index from both a total return and return over similarly matched treasuries perspective.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

110

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.40%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS US HIGH			BARCLAYS US HIGH
			YIELD 350MN CASH			YIELD 350MN CASH
	NET ASSET	MARKET	PAY 0-5 YR 2%	NET ASSET	MARKET	PAY 0-5 YR 2%
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

ONE YEAR	8.21%	8.02%	8.88%	8.21%	8.02%	8.88%

SINCE INCEPTION (1)	16.73%	17.09%	19.88%	6.96%	7.10%	8.22%

(1)	For the period March 14, 2012 to June 30, 2014.

111

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

112

SPDR Barclays Short Term High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

			VALEANT		CAESARS
	SPRINT	SPRINGLEAF	PHARMACEUTICALS	KINETIC CONCEPTS,	ENTERTAINMENT
	COMMUNICATIONS, INC.,	FINANCE CORP.,	INTERNATIONAL, INC.,	INC./KCI USA, INC.,	OPERATING CO., INC.,
DESCRIPTION	9.00%, 11/15/2018	6.90%, 12/15/2017	6.75%, 8/15/2018	10.50%, 11/1/2018	11.25%, 6/1/2017

MARKET VALUE	$38,563,562	32,278,800	31,325,080	29,041,000	27,870,900

% OF NET ASSETS	0.9	0.7	0.7	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.9%
Short Term Investments	10.0
Other Assets & Liabilities	(7.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

113

SPDR Barclays Investment Grade Floating Rate ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade, floating rate notes with maturities greater than or equal to one month and less than five years. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 1.06%, and the total return for the Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”) was 1.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight to quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Index as its performance was commensurate with where its average maturity and credit rating profile was versus other fixed-income products with credit exposure.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

114

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			DOLLAR FLOATING			DOLLAR FLOATING
	NET ASSET	MARKET	RATE NOTE	NET ASSET	MARKET	RATE NOTE
	VALUE	VALUE	< 5 YEARS INDEX	VALUE	VALUE	< 5 YEARS INDEX

ONE YEAR	1.06%	0.14%	1.12%	1.06%	0.14%	1.12%

SINCE INCEPTION (1)	4.86%	4.90%	5.61%	1.85%	1.87%	2.14%

(1)	For the period November 30, 2011 to June 30, 2014.

115

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

116

SPDR Barclays Investment Grade Floating Rate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

	THE GOLDMAN SACHS	THE TORONTO-	JPMORGAN		THE TORONTO-
	GROUP, INC.,	DOMINION BANK,	CHASE & CO.,	KOMMUNALBANKEN AS,	DOMINION BANK,
DESCRIPTION	0.68%, 3/22/2016	0.40%, 5/1/2015	0.68%, 4/23/2015	0.61%, 3/27/2017	0.69%, 9/9/2016

MARKET VALUE	$5,781,630	4,305,874	3,922,595	3,777,574	3,519,169

% OF NET ASSETS	1.5	1.1	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.5%
Foreign Government Obligations	1.9
Short Term Investments	4.4
Other Assets & Liabilities	(3.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

117

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the emerging market, senior and secured, corporate debt market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 9.81%, and the total return for the BofA Merrill Lynch Emerging Markets Diversified Corporate Index (the “Index”) was 10.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and where investors supporting risk assets were focusing their attention on during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9%for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the Index. From a credit risk perspective it has a lower average rating than the Barclays US Corporate Index, which allowed it to achieve a higher total return for the Reporting Period than this index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

118

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			EMERGING MARKETS			EMERGING MARKETS
	NET ASSET	MARKET	DIVERSIFIED	NET ASSET	MARKET	DIVERSIFIED
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

ONE YEAR	9.81%	11.16%	10.21%	9.81%	11.16%	10.21%

SINCE INCEPTION (1)	11.90%	13.45%	13.77%	5.68%	6.39%	6.55%

(1)	For the period June 18, 2012 to June 30, 2014.

119

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

120

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

					PETROBRAS
	PETROLEOS	PETROLEOS	GAZPROM OAO VIA	CNOOC	INTERNATIONAL
	MEXICANOS,	MEXICANOS,	GAZ CAPITAL SA,	FINANCE 2013, LTD.,	FINANCE CO.,
DESCRIPTION	5.50%, 1/21/2021	6.50%, 6/2/2041	9.25%, 4/23/2019	3.00%, 5/9/2023	3.50%, 2/6/2017

MARKET VALUE	$449,000	389,437	364,125	330,476	307,950

% OF NET ASSETS	2.1	1.8	1.7	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.0%
Short Term Investments	16.8
Other Assets & Liabilities	(14.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

121

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. crossover corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2014 (the “Reporting Period”), the total return for the Fund was 9.76%, and the total return for the BofA Merrill Lynch US Diversified Crossover Corporate Index (the “Index”) was 10.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security sampling and transaction costs contributed to the difference between the Fund’s performance and that of its Index.

Similar to last year, this year’s Reporting Period was a positive one for fixed-income assets with credit exposure. Products with higher credit risk once again produced higher return performances. However, this was where the similarities to last year’s Reporting Period ended. Whereas last year’s markets generally witnessed a “risk-on” trade and a sector rotation out of “safe-haven” assets, this year’s Reporting Period ended with support at both ends of the risk spectrum. Much of this had to do with the disparity between where investors supporting “safe-haven” and risk assets were focusing their attention during the second half of the Reporting Period.

In January, when December’s non-farm unemployment number was lower than expected and additional economic data continued to call US growth prospects into question, investors supporting the whole spectrum of fixed-income assets were on a similar page. The negative news triggered a flight-to-quality trade where the fixed-income market witnessed a pause in the rally of credit-exposed products in favor of safe-haven assets. However, in February, investors in search of yield and supportive of credit-exposed sectors chose a different path when Ukrainian instability surfaced. These investors relied on central bank support and the European Central Bank and US Federal Reserve’s commitment to avoid a decline in growth, ahead of any news that would typically deter positive risk asset behavior. During the remainder of the Reporting Period, rather than rotating out of credit-exposed products, these investors instead held steadfast in their support of these assets while other skittish investors flocked to safe-haven assets. In addition to the Russia/Ukraine conflict, the resilience of credit products was most notably on display again when there was no US growth (as evidenced by the annualized final GDP rate of −2.9% for the first quarter of 2014), and when geopolitical problems only intensified with Iraq getting added to the mix.

The rally across products with credit exposure was broad, and with a broad credit rally it is often the longest and riskiest portions of the maturity and credit buckets that perform the strongest. This held true for the BofA Merrill Lynch US Diversified Crossover Corporate Index as its below investment grade average quality profile allowed it to achieve a higher total return for the Reporting Period than the lowest rated component of the Barclays Corporate Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

122

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.4000%.*

PERFORMANCE AS OF JUNE 30, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			US DIVERSIFIED			US DIVERSIFIED
	NET ASSET	MARKET	CROSSOVER	NET ASSET	MARKET	CROSSOVER
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

ONE YEAR	9.76%	9.48%	10.02%	9.76%	9.48%	10.02%

SINCE INCEPTION (1)	15.36%	15.55%	16.00%	7.27%	7.36%	7.58%

(1)	For the period June 18, 2012 to June 30, 2014.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015.

123

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

124

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

				CHESAPEAKE ENERGY	VERIZON
	CIT GROUP, INC.,	SLM CORP.,	ALLY FINANCIAL, INC.,	CORP.,	COMMUNICATIONS, INC.,
DESCRIPTION	4.25%, 8/15/2017	6.00%, 1/25/2017	4.63%, 6/26/2015	6.63%, 8/15/2020	6.55%, 9/15/2043

MARKET VALUE	$260,781	217,250	206,500	201,250	188,766

% OF NET ASSETS	0.9	0.7	0.7	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.3%
Short Term Investments	14.4
Other Assets & Liabilities	(12.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

125

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.02%, 9/11/2014	$102,559,000	$102,553,875
0.02%, 9/4/2014	106,833,000	106,827,213
0.02%, 9/18/2014	149,566,000	149,557,795
0.02%, 8/7/2014	96,149,000	96,147,518
0.03%, 9/25/2014	102,559,000	102,551,653
0.03%, 8/14/2014	143,156,000	143,151,631
0.03%, 8/21/2014	170,932,000	170,925,949
0.04%, 8/28/2014	106,833,000	106,828,696

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $978,546,437)		978,544,330

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (a)(b)(c) (Cost $721,155)	721,155	721,155

TOTAL INVESTMENTS — 100.0% (d)
(Cost $979,267,592)		979,265,485
OTHER ASSETS & LIABILITIES — 0.0% (e)		(7,559)

NET ASSETS — 100.0%		$979,257,926

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

126

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds
0.75%, 2/15/2042	$13,844,429	$13,041,868
1.38%, 2/15/2044	9,300,885	10,246,971
1.75%, 1/15/2028	10,095,229	11,630,006
2.00%, 1/15/2026	13,629,556	16,068,020
2.13%, 2/15/2040	9,494,425	12,086,118
2.13%, 2/15/2041	14,815,470	19,005,433
2.38%, 1/15/2025	20,093,265	24,356,855
2.38%, 1/15/2027	11,055,092	13,576,979
2.50%, 1/15/2029	8,914,330	11,257,105
3.38%, 4/15/2032	3,819,439	5,522,069
3.63%, 4/15/2028	14,036,031	19,729,325
3.88%, 4/15/2029	16,041,558	23,460,778
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	23,511,295	24,139,517
0.13%, 4/15/2017	26,458,687	27,380,508
0.13%, 4/15/2018	29,257,357	30,235,723
0.13%, 4/15/2019	10,390,539	10,702,255
0.13%, 1/15/2022	24,671,678	24,845,120
0.13%, 7/15/2022	24,115,532	24,285,064
0.13%, 1/15/2023	24,025,691	23,954,335
0.38%, 7/15/2023	23,830,113	24,306,716
0.63%, 7/15/2021	21,509,217	22,661,896
0.63%, 1/15/2024	23,767,507	24,640,250
0.63%, 2/15/2043	13,531,217	12,305,019
1.13%, 1/15/2021	22,679,260	24,582,277
1.25%, 7/15/2020	20,082,274	22,018,406
1.38%, 7/15/2018 (a)	9,392,149	10,266,746
1.38%, 1/15/2020	11,868,431	13,021,924
1.63%, 1/15/2018 (a)	10,596,483	11,565,107
1.88%, 7/15/2015	11,633,608	12,084,410
1.88%, 7/15/2019	9,623,113	10,835,048
2.00%, 1/15/2016	11,584,888	12,218,465
2.13%, 1/15/2019 (a)	9,297,444	10,475,616
2.38%, 1/15/2017	11,569,938	12,661,909
2.50%, 7/15/2016	13,395,160	14,544,197
2.63%, 7/15/2017	9,137,246	10,233,715

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $581,023,822)		593,945,750

	Shares
SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	10,116,015	10,116,015
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	216,497	216,497

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $10,332,512)		10,332,512

TOTAL INVESTMENTS — 101.3% (f)
(Cost $591,356,334)		604,278,262
OTHER ASSETS & LIABILITIES — (1.3)%		(7,547,995)

NET ASSETS — 100.0%		$596,730,267

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

127

SPDR Barclays 0-5 Year TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$658,317	$675,907
0.13%, 4/15/2017	740,998	766,814
0.13%, 4/15/2018	819,349	483,764
0.13%, 4/15/2019	291,354	300,095
0.50%, 4/15/2015	370,811	376,313
1.38%, 7/15/2018	262,727	287,192
1.63%, 1/15/2015	371,193	377,340
1.63%, 1/15/2018	296,455	323,554
1.88%, 7/15/2015	331,487	344,332
2.00%, 7/15/2014	362,137	362,984
2.00%, 1/15/2016	324,857	342,623
2.13%, 1/15/2019	260,564	293,583
2.38%, 1/15/2017	324,426	355,045
2.50%, 7/15/2016	375,612	407,832
2.63%, 7/15/2017	256,197	286,941

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,978,426)		5,984,319

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (a)(b)(c) (Cost $4,411)	4,411	4,411

TOTAL INVESTMENTS — 99.5% (d)
(Cost $5,982,837)		5,988,730
OTHER ASSETS & LIABILITIES — 0.5%		28,373

NET ASSETS — 100.0%		$6,017,103

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

128

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$583,139	$598,720
0.13%, 4/15/2017	635,584	657,727
0.13%, 4/15/2018	726,026	750,304
0.13%, 4/15/2019	257,968	265,707
0.13%, 1/15/2022	611,635	615,935
0.13%, 7/15/2022	582,402	586,497
0.13%, 1/15/2023	595,637	593,868
0.38%, 7/15/2023	590,789	602,604
0.63%, 7/15/2021	533,232	561,808
0.63%, 1/15/2024	589,234	610,870
1.13%, 1/15/2021	562,404	609,595
1.25%, 7/15/2020	497,819	545,813
1.38%, 7/15/2018	233,045	254,746
1.38%, 1/15/2020	294,875	323,534
1.63%, 1/15/2018 (a)	262,508	286,504
1.88%, 7/15/2015	285,173	296,224
1.88%, 7/15/2019	238,691	268,752
2.00%, 1/15/2016	287,830	303,572
2.13%, 1/15/2019	230,753	259,994
2.38%, 1/15/2017	286,809	313,878
2.50%, 7/15/2016 (a)	332,180	360,674
2.63%, 7/15/2017	226,459	253,634

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $9,957,087)		9,920,960

	Shares
SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	266,569	266,569
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	7,164	7,164

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $273,733)		273,733

TOTAL INVESTMENTS — 102.3% (f)
(Cost $10,230,820)		10,194,693
OTHER ASSETS & LIABILITIES — (2.3)%		(231,639)

NET ASSETS — 100.0%		$9,963,054

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

129

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.25%, 5/15/2016	$66,000	$74,416
7.50%, 11/15/2016	70,000	81,373
8.75%, 5/15/2017	35,000	42,888
8.88%, 8/15/2017 (a)	20,000	24,892
8.88%, 2/15/2019 (a)	30,000	39,977
9.00%, 11/15/2018	25,000	33,104
9.13%, 5/15/2018	15,000	19,506
9.25%, 2/15/2016	21,000	24,047
9.88%, 11/15/2015	21,000	23,782
10.63%, 8/15/2015	14,000	15,641
Treasury Notes
0.25%, 7/15/2015	75,000	75,070
0.25%, 7/31/2015	82,000	82,080
0.25%, 8/15/2015	55,000	55,049
0.25%, 9/15/2015	125,000	125,117
0.25%, 9/30/2015 (a)	200,000	200,204
0.25%, 10/15/2015 (a)	140,000	140,143
0.25%, 10/31/2015	75,000	75,061
0.25%, 11/30/2015	65,000	65,029
0.25%, 12/15/2015 (a)	75,000	75,014
0.25%, 12/31/2015	125,000	125,006
0.25%, 2/29/2016 (a)	100,000	99,899
0.25%, 4/15/2016	75,000	74,829
0.25%, 5/15/2016 (a)	75,000	74,786
0.38%, 8/31/2015	75,000	75,181
0.38%, 11/15/2015 (a)	115,000	115,264
0.38%, 1/15/2016	125,000	125,199
0.38%, 1/31/2016	75,000	75,110
0.38%, 2/15/2016	90,000	90,108
0.38%, 3/15/2016 (a)	100,000	100,057
0.38%, 3/31/2016	75,000	75,015
0.38%, 4/30/2016	100,000	99,969
0.38%, 5/31/2016 (a)	100,000	99,906
0.50%, 6/15/2016	80,000	80,098
0.50%, 6/30/2016	75,000	75,062
0.50%, 7/31/2017	75,000	74,007
0.63%, 7/15/2016	75,000	75,233
0.63%, 8/15/2016	201,000	201,496
0.63%, 10/15/2016	75,000	75,076
0.63%, 11/15/2016	60,000	60,013
0.63%, 12/15/2016 (a)	200,000	199,886
0.63%, 2/15/2017	100,000	99,752
0.63%, 5/31/2017	75,000	74,502
0.63%, 8/31/2017	75,000	74,176
0.63%, 9/30/2017	65,000	64,195
0.63%, 11/30/2017	75,000	73,857
0.63%, 4/30/2018	75,000	73,234
0.75%, 1/15/2017	75,000	75,123
0.75%, 3/15/2017 (a)	125,000	124,991
0.75%, 6/30/2017	75,000	74,700
0.75%, 10/31/2017	100,000	99,026
0.75%, 12/31/2017	110,000	108,610
0.75%, 2/28/2018	50,000	49,217
0.75%, 3/31/2018	50,000	49,126
0.88%, 9/15/2016	76,000	76,553
0.88%, 11/30/2016 (a)	82,000	82,503
0.88%, 12/31/2016 (a)	89,000	89,467
0.88%, 1/31/2017	125,000	125,564
0.88%, 2/28/2017	71,000	71,266
0.88%, 4/15/2017 (a)	125,000	125,297
0.88%, 4/30/2017	125,000	125,224
0.88%, 5/15/2017	100,000	100,130
0.88%, 6/15/2017	100,000	100,031
0.88%, 1/31/2018 (a)	40,000	39,619
1.00%, 8/31/2016	93,000	93,963
1.00%, 9/30/2016 (a)	118,000	119,154
1.00%, 10/31/2016	153,000	154,441
1.00%, 3/31/2017	60,000	60,359
1.00%, 5/31/2018	175,000	173,103
1.00%, 6/30/2019	25,000	24,231
1.13%, 5/31/2019	35,000	34,210
1.25%, 8/31/2015 (a)	150,000	151,916
1.25%, 9/30/2015	100,000	101,340
1.25%, 10/31/2015	125,000	126,747
1.25%, 10/31/2018	100,000	99,225
1.25%, 11/30/2018	75,000	74,324
1.25%, 1/31/2019	25,000	24,719
1.25%, 4/30/2019 (a)	50,000	49,255
1.38%, 11/30/2015	125,000	127,014
1.38%, 6/30/2018	50,000	50,115
1.38%, 7/31/2018	75,000	75,100
1.38%, 9/30/2018	125,000	124,844
1.38%, 11/30/2018	125,000	124,654
1.38%, 12/31/2018	50,000	49,787
1.38%, 2/28/2019	50,000	49,640
1.50%, 6/30/2016	82,000	83,692
1.50%, 7/31/2016	68,000	69,414
1.50%, 8/31/2018	125,000	125,655
1.50%, 12/31/2018	125,000	125,078
1.50%, 1/31/2019	125,000	124,926
1.50%, 2/28/2019	115,000	114,816
1.50%, 3/31/2019 (a)	25,000	24,947
1.50%, 5/31/2019 (a)	100,000	99,492
1.63%, 3/31/2019	100,000	100,289
1.63%, 4/30/2019 (a)	100,000	100,188
1.63%, 6/30/2019	100,000	99,996
1.75%, 7/31/2015	139,000	141,380
1.75%, 5/31/2016	74,000	75,877
1.75%, 10/31/2018 (a)	50,000	50,712
1.88%, 8/31/2017	75,000	77,131
1.88%, 9/30/2017	90,000	92,488
1.88%, 10/31/2017	105,000	107,915
2.00%, 1/31/2016	68,000	69,839
2.00%, 4/30/2016	79,000	81,330
2.13%, 12/31/2015	143,000	146,997
2.13%, 2/29/2016	30,000	30,902
2.25%, 3/31/2016 (a)	55,000	56,817
2.25%, 11/30/2017	30,000	31,182
2.25%, 7/31/2018	35,000	36,283
2.38%, 3/31/2016	50,000	51,771
2.38%, 7/31/2017	105,000	109,619
2.38%, 5/31/2018	70,000	72,976
2.38%, 6/30/2018	70,000	72,971
2.50%, 6/30/2017	65,000	68,096
2.63%, 2/29/2016	84,000	87,231
2.63%, 4/30/2016	41,000	42,678

See accompanying notes to financial statements.

130

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

2.63%, 1/31/2018	$20,000	$21,048
2.63%, 4/30/2018	50,000	52,617
2.75%, 11/30/2016	47,000	49,402
2.75%, 5/31/2017 (a)	70,000	73,830
2.75%, 12/31/2017	84,000	88,773
2.75%, 2/28/2018	70,000	73,995
2.75%, 2/15/2019	50,000	52,773
2.88%, 3/31/2018	70,000	74,321
3.00%, 8/31/2016	54,000	56,892
3.00%, 9/30/2016	51,000	53,804
3.00%, 2/28/2017	50,000	52,988
3.13%, 10/31/2016	100,000	105,893
3.13%, 1/31/2017	111,000	117,925
3.13%, 4/30/2017	125,000	133,092
3.13%, 5/15/2019	100,000	107,255
3.25%, 5/31/2016 (a)	77,000	81,184
3.25%, 6/30/2016	37,000	39,059
3.25%, 7/31/2016 (a)	79,000	83,536
3.25%, 12/31/2016	51,000	54,271
3.25%, 3/31/2017	90,000	96,076
3.50%, 2/15/2018	40,000	43,331
3.75%, 11/15/2018	50,000	55,003
3.88%, 5/15/2018	70,000	77,015
4.00%, 8/15/2018	75,000	83,114
4.25%, 8/15/2015	68,000	71,111
4.25%, 11/15/2017 (a)	50,000	55,318
4.50%, 11/15/2015	40,000	42,352
4.50%, 2/15/2016	33,000	35,245
4.50%, 5/15/2017	16,000	17,670
4.63%, 11/15/2016	26,000	28,467
4.63%, 2/15/2017 (a)	41,000	45,185
4.75%, 8/15/2017	70,000	78,258
4.88%, 8/15/2016	37,000	40,423
5.13%, 5/15/2016	38,000	41,352

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $11,962,918)		11,963,163

	Shares
SHORT TERM INVESTMENTS — 13.8%
MONEY MARKET FUNDS — 13.8%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,324,183	1,324,183
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	327,937	327,937

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,652,120)		1,652,120

TOTAL INVESTMENTS — 113.2% (f)
(Cost $13,615,038)		13,615,283
OTHER ASSETS & LIABILITIES — (13.2)%		(1,582,402)

NET ASSETS — 100.0%		$12,032,881

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

131

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
6.25%, 8/15/2023 (a)	$210,500	$277,666
7.13%, 2/15/2023	186,700	257,164
7.25%, 5/15/2016 (a)	363,000	409,290
7.25%, 8/15/2022	178,400	245,177
7.50%, 11/15/2016	235,400	273,645
7.63%, 11/15/2022	157,600	222,252
7.88%, 2/15/2021 (a)	122,400	167,348
8.00%, 11/15/2021	297,600	416,857
8.13%, 8/15/2019	274,800	362,752
8.13%, 5/15/2021 (a)	56,000	77,963
8.13%, 8/15/2021	56,000	78,501
8.50%, 2/15/2020	122,400	166,753
8.75%, 5/15/2017 (a)	187,700	230,000
8.75%, 5/15/2020	99,600	138,277
8.75%, 8/15/2020	186,700	261,053
8.88%, 8/15/2017 (a)	122,400	152,339
8.88%, 2/15/2019 (a)	187,700	250,123
9.00%, 11/15/2018	144,100	190,809
9.13%, 5/15/2018	199,100	258,910
9.25%, 2/15/2016	145,200	166,269
9.88%, 11/15/2015	167,000	189,122
10.63%, 8/15/2015	102,700	114,740
Treasury Notes
0.25%, 7/15/2015	843,100	843,892
0.25%, 7/31/2015	1,029,700	1,030,709
0.25%, 8/15/2015	1,533,700	1,535,080
0.25%, 9/15/2015	784,000	784,737
0.25%, 9/30/2015 (a)	848,300	849,165
0.25%, 10/15/2015 (a)	1,561,700	1,563,293
0.25%, 10/31/2015	1,453,900	1,455,092
0.25%, 11/30/2015	1,348,100	1,348,693
0.25%, 12/15/2015 (a)	784,000	784,149
0.25%, 12/31/2015	999,700	999,750
0.25%, 2/29/2016 (a)	1,249,600	1,248,338
0.25%, 4/15/2016	784,000	782,213
0.25%, 5/15/2016	941,600	938,907
0.38%, 8/31/2015	760,100	761,939
0.38%, 11/15/2015 (a)	784,000	785,803
0.38%, 1/15/2016	760,100	761,309
0.38%, 1/31/2016 (a)	1,037,000	1,038,514
0.38%, 2/15/2016	1,278,600	1,280,134
0.38%, 3/15/2016 (a)	784,000	784,447
0.38%, 3/31/2016	999,700	999,900
0.38%, 4/30/2016	933,300	933,011
0.38%, 5/31/2016 (a)	1,037,000	1,036,025
0.50%, 6/15/2016	918,600	919,730
0.50%, 6/30/2016	1,000,000	1,000,820
0.50%, 7/31/2017	1,589,700	1,568,652
0.63%, 7/15/2016	689,600	691,745
0.63%, 8/15/2016	760,100	761,977
0.63%, 10/15/2016	1,507,800	1,509,338
0.63%, 11/15/2016 (a)	633,600	633,739
0.63%, 12/15/2016 (a)	999,700	999,130
0.63%, 2/15/2017	1,249,600	1,246,501
0.63%, 5/31/2017	1,669,600	1,658,514
0.63%, 8/31/2017	1,533,700	1,516,845
0.63%, 9/30/2017	689,600	681,063
0.63%, 11/30/2017	1,550,300	1,526,673
0.63%, 4/30/2018	745,600	728,041
0.75%, 1/15/2017	1,037,000	1,038,701
0.75%, 3/15/2017 (a)	749,800	749,747
0.75%, 6/30/2017	836,900	833,552
0.75%, 10/31/2017	1,587,700	1,572,236
0.75%, 12/31/2017	669,900	661,432
0.75%, 2/28/2018	760,100	748,197
0.75%, 3/31/2018	784,000	770,288
0.88%, 9/15/2016	848,300	854,476
0.88%, 11/30/2016 (a)	918,800	924,432
0.88%, 12/31/2016 (a)	1,698,600	1,707,518
0.88%, 1/31/2017	820,300	823,999
0.88%, 2/28/2017	1,649,900	1,656,071
0.88%, 4/15/2017 (a)	622,200	623,681
0.88%, 4/30/2017	1,669,600	1,672,589
0.88%, 5/15/2017	907,400	908,580
0.88%, 6/15/2017	1,000,000	1,000,310
0.88%, 1/31/2018 (a)	647,100	640,940
0.88%, 7/31/2019	355,700	342,077
1.00%, 8/31/2016	918,800	928,310
1.00%, 9/30/2016 (a)	1,877,000	1,895,357
1.00%, 10/31/2016	1,627,100	1,642,427
1.00%, 3/31/2017	847,200	852,266
1.00%, 5/31/2018	1,638,500	1,620,739
1.00%, 6/30/2019 (a)	406,500	394,000
1.00%, 8/31/2019	534,100	515,962
1.00%, 9/30/2019	549,600	530,287
1.00%, 11/30/2019	549,600	528,336
1.13%, 5/31/2019	430,400	420,682
1.13%, 12/31/2019	708,300	684,381
1.13%, 3/31/2020	638,800	613,957
1.13%, 4/30/2020 (a)	708,300	679,663
1.25%, 8/31/2015 (a)	890,800	902,176
1.25%, 9/30/2015	882,500	894,325
1.25%, 10/31/2015	898,000	910,554
1.25%, 10/31/2018	717,600	712,039
1.25%, 11/30/2018	1,675,800	1,660,701
1.25%, 1/31/2019	501,900	496,264
1.25%, 4/30/2019 (a)	335,000	330,009
1.25%, 10/31/2019 (a)	321,500	314,015
1.25%, 2/29/2020 (a)	617,000	598,299
1.38%, 11/30/2015	928,100	943,052
1.38%, 6/30/2018	689,600	691,179
1.38%, 7/31/2018	689,600	690,517
1.38%, 9/30/2018	1,872,800	1,870,459
1.38%, 11/30/2018 (a)	343,200	342,249
1.38%, 12/31/2018	431,400	429,562
1.38%, 2/28/2019	1,320,100	1,310,595
1.38%, 1/31/2020	568,300	555,712
1.38%, 5/31/2020	588,000	571,654
1.50%, 6/30/2016	903,200	921,842
1.50%, 7/31/2016	918,800	937,911
1.50%, 8/31/2018	2,145,600	2,156,843
1.50%, 12/31/2018	1,249,600	1,250,375
1.50%, 1/31/2019	777,800	777,341
1.50%, 2/28/2019	1,249,600	1,247,601
1.50%, 3/31/2019	320,400	319,714
1.50%, 5/31/2019 (a)	777,800	773,849

See accompanying notes to financial statements.

132

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

1.63%, 3/31/2019	$749,800	$751,967
1.63%, 4/30/2019 (a)	777,800	779,262
1.63%, 6/30/2019	1,000,000	999,960
1.63%, 8/15/2022	715,500	679,267
1.63%, 11/15/2022 (a)	1,365,700	1,290,819
1.75%, 7/31/2015	1,769,100	1,799,387
1.75%, 5/31/2016	688,600	706,070
1.75%, 10/31/2018 (a)	386,800	392,308
1.75%, 10/31/2020	1,507,800	1,486,495
1.75%, 5/15/2022 (a)	1,021,500	983,245
1.75%, 5/15/2023	2,403,800	2,276,711
1.88%, 8/31/2017	815,100	838,257
1.88%, 9/30/2017	680,300	699,110
1.88%, 10/31/2017	683,400	702,371
1.88%, 6/30/2020	480,100	479,668
2.00%, 1/31/2016	806,800	828,624
2.00%, 4/30/2016	613,900	632,004
2.00%, 7/31/2020 (a)	549,600	552,573
2.00%, 9/30/2020	598,400	599,555
2.00%, 11/30/2020	1,423,800	1,423,159
2.00%, 2/28/2021	999,700	995,711
2.00%, 5/31/2021	777,800	772,029
2.00%, 11/15/2021	1,054,600	1,041,460
2.00%, 2/15/2022	870,000	856,454
2.00%, 2/15/2023 (a)	1,550,300	1,505,310
2.13%, 12/31/2015	870,000	894,316
2.13%, 2/29/2016	431,400	444,364
2.13%, 8/31/2020	633,600	640,208
2.13%, 1/31/2021	518,500	521,077
2.13%, 8/15/2021	1,036,000	1,035,316
2.13%, 6/30/2021	750,000	749,827
2.25%, 3/31/2016 (a)	611,800	632,008
2.25%, 11/30/2017	520,600	541,117
2.25%, 7/31/2018	279,000	289,225
2.25%, 3/31/2021	999,700	1,010,557
2.25%, 4/30/2021	777,800	785,454
2.38%, 3/31/2016	394,100	408,059
2.38%, 7/31/2017	694,800	725,364
2.38%, 5/31/2018	407,500	424,827
2.38%, 6/30/2018	406,500	423,752
2.38%, 12/31/2020	999,700	1,021,413
2.50%, 6/30/2017	496,700	520,358
2.50%, 8/15/2023	1,641,600	1,651,335
2.50%, 5/15/2024 (a)	1,018,500	1,016,952
2.63%, 2/29/2016 (a)	307,000	318,807
2.63%, 4/30/2016	311,100	323,830
2.63%, 1/31/2018	359,800	378,661
2.63%, 4/30/2018 (a)	489,500	515,116
2.63%, 8/15/2020	915,700	953,115
2.63%, 11/15/2020	2,484,700	2,581,081
2.75%, 11/30/2016	797,500	838,252
2.75%, 5/31/2017 (a)	554,800	585,153
2.75%, 12/31/2017	516,400	545,742
2.75%, 2/28/2018	445,900	471,348
2.75%, 2/15/2019	735,200	775,974
2.75%, 11/15/2023 (a)	1,933,000	1,981,209
2.75%, 2/15/2024	1,461,100	1,494,165
2.88%, 3/31/2018	441,800	469,072
3.00%, 8/31/2016	664,700	700,295
3.00%, 9/30/2016	482,200	508,711
3.00%, 2/28/2017	414,800	439,588
3.13%, 10/31/2016	1,496,400	1,584,583
3.13%, 1/31/2017	796,400	846,087
3.13%, 4/30/2017	553,800	589,653
3.13%, 5/15/2019	737,300	790,791
3.13%, 5/15/2021	872,100	931,194
3.25%, 5/31/2016 (a)	284,100	299,538
3.25%, 6/30/2016	583,800	616,294
3.25%, 7/31/2016 (a)	535,100	565,825
3.25%, 12/31/2016	557,900	593,678
3.25%, 3/31/2017	485,300	518,063
3.38%, 11/15/2019 (a)	936,400	1,017,736
3.50%, 2/15/2018	625,300	677,375
3.50%, 5/15/2020	927,100	1,013,738
3.63%, 8/15/2019	714,500	784,650
3.63%, 2/15/2020	1,069,200	1,176,131
3.63%, 2/15/2021 (a)	1,100,300	1,211,188
3.75%, 11/15/2018	744,600	819,105
3.88%, 5/15/2018	365,000	401,580
4.00%, 8/15/2018	274,800	304,531
4.25%, 8/15/2015	802,600	839,319
4.25%, 11/15/2017	387,800	429,046
4.50%, 11/15/2015	606,600	642,274
4.50%, 2/15/2016	532,000	568,197
4.50%, 5/15/2017	392,000	432,905
4.63%, 11/15/2016	606,600	664,148
4.63%, 2/15/2017 (a)	327,700	361,148
4.75%, 8/15/2017	369,200	412,755
4.88%, 8/15/2016	474,900	518,838
5.13%, 5/15/2016	354,700	385,985

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $165,686,972)		166,022,687

	Shares
SHORT TERM INVESTMENTS — 12.9%
MONEY MARKET FUNDS — 12.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	17,992,957	17,992,957
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	3,630,447	3,630,447

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $21,623,404)		21,623,404

TOTAL INVESTMENTS — 112.2% (f)
(Cost $187,310,376)		187,646,091
OTHER ASSETS & LIABILITIES — (12.2)%		(20,413,680)

NET ASSETS — 100.0%		$167,232,411

See accompanying notes to financial statements.

133

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

134

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
2.75%, 8/15/2042	$3,157,000	$2,823,526
2.75%, 11/15/2042	3,643,000	3,252,434
2.88%, 5/15/2043	4,914,000	4,491,052
3.00%, 5/15/2042	1,995,000	1,881,604
3.13%, 11/15/2041	1,765,000	1,710,850
3.13%, 2/15/2042	2,388,000	2,310,963
3.13%, 2/15/2043	3,602,000	3,467,718
3.38%, 5/15/2044	3,279,000	3,301,166
3.50%, 2/15/2039	1,481,000	1,545,349
3.63%, 8/15/2043	4,590,000	4,848,784
3.63%, 2/15/2044 (a)	5,029,000	5,307,858
3.75%, 8/15/2041 (a)	2,073,000	2,252,252
3.75%, 11/15/2043	4,970,000	5,368,098
3.88%, 8/15/2040	2,083,000	2,311,234
4.25%, 5/15/2039	1,318,000	1,547,899
4.25%, 11/15/2040	2,151,000	2,533,426
4.38%, 2/15/2038	843,000	1,006,567
4.38%, 11/15/2039	1,822,000	2,181,991
4.38%, 5/15/2040	2,260,000	2,710,599
4.38%, 5/15/2041 (a)	1,755,000	2,110,089
4.50%, 2/15/2036 (a)	1,643,000	1,996,064
4.50%, 5/15/2038	947,000	1,151,704
4.50%, 8/15/2039	1,742,000	2,123,481
4.63%, 2/15/2040	2,642,000	3,285,882
4.75%, 2/15/2037	547,000	687,699
4.75%, 2/15/2041	2,263,000	2,875,639
5.00%, 5/15/2037 (a)	767,000	995,827
5.25%, 11/15/2028 (a)	1,027,000	1,315,597
5.25%, 2/15/2029 (a)	758,000	971,688
5.38%, 2/15/2031 (a)	1,564,000	2,053,423
5.50%, 8/15/2028 (a)	780,000	1,020,458
6.00%, 2/15/2026	979,000	1,308,786
6.13%, 11/15/2027	1,141,000	1,566,969
6.13%, 8/15/2029 (a)	561,000	782,988
6.25%, 5/15/2030 (a)	1,005,000	1,428,195
6.38%, 8/15/2027 (a)	471,000	658,920
6.50%, 11/15/2026	611,000	855,895
6.63%, 2/15/2027 (a)	413,000	585,758
6.75%, 8/15/2026	480,000	683,213
6.88%, 8/15/2025 (a)	434,000	614,952
7.50%, 11/15/2024 (a)	492,000	717,936
7.63%, 2/15/2025 (a)	507,000	749,001

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $86,465,923)		85,393,534

	Shares
SHORT TERM INVESTMENTS — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	10,116,046	10,116,046
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	29,213	29,213

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $10,145,259)		10,145,259

TOTAL INVESTMENTS — 110.8% (f)
(Cost $96,611,182)		95,538,793
OTHER ASSETS & LIABILITIES — (10.8)%		(9,329,326)

NET ASSETS — 100.0%		$86,209,467

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

135

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 99.1%
AEROSPACE & DEFENSE — 0.6%
Exelis, Inc. 4.25%, 10/1/2016	$2,260,000	$2,381,058
General Dynamics Corp. 2.25%, 7/15/2016	1,500,000	1,545,788
L-3 Communications Corp.:
1.50%, 5/28/2017	1,395,000	1,396,406
3.95%, 11/15/2016	1,681,000	1,784,356
Lockheed Martin Corp.:
2.13%, 9/15/2016	3,084,000	3,165,706
7.65%, 5/1/2016	250,000	278,231
Precision Castparts Corp. 0.70%, 12/20/2015	2,100,000	2,103,107
The Boeing Co. 3.75%, 11/20/2016	600,000	639,410
United Technologies Corp.:
1.80%, 6/1/2017	100,000	102,107
5.38%, 12/15/2017	6,000,000	6,820,404

		20,216,573

AIRLINES — 0.1%
Southwest Airlines Co.:
5.25%, 10/1/2014 (a)	1,620,000	1,637,125
5.75%, 12/15/2016	2,000,000	2,203,713
UAL 2009-1 Pass Through Trust 10.40%, 5/1/2018	971,969	1,098,325

		4,939,163

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
1.40%, 11/2/2017	2,340,000	2,344,241
5.50%, 1/15/2016	5,423,000	5,809,545

		8,153,786

AUTOMOBILES — 0.1%
PACCAR Financial Corp. 1.10%, 6/6/2017	2,000,000	2,002,049

BANKS — 18.2%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	2,300,000	2,306,724
4.00%, 4/27/2016	6,186,000	6,531,257
American Express Bank FSB 6.00%, 9/13/2017	600,000	684,555
American Express Centurion Bank 0.88%, 11/13/2015 (a)	3,100,000	3,108,259
Associated Banc-Corp. 5.13%, 3/28/2016	1,400,000	1,490,454
Australia & New Zealand Banking Group, Ltd.:
0.90%, 2/12/2016	4,795,000	4,821,590
1.25%, 1/10/2017	3,900,000	3,920,906
1.25%, 6/13/2017	8,000,000	8,024,440
Bancolombia SA 4.25%, 1/12/2016 (b)	2,500,000	2,606,500
Bank of Montreal:
0.80%, 11/6/2015 (a)	4,050,000	4,062,005
1.30%, 7/15/2016 (a)	5,257,000	5,312,791
1.40%, 9/11/2017 (a)	131,000	130,982
2.50%, 1/11/2017	8,000,000	8,283,657
Bank of Nova Scotia:
0.75%, 10/9/2015	6,312,000	6,327,277
0.95%, 3/15/2016 (a)	2,400,000	2,413,236
1.10%, 12/13/2016	4,100,000	4,112,440
1.25%, 4/11/2017	5,700,000	5,722,628
1.38%, 7/15/2016	5,450,000	5,514,983
2.05%, 10/7/2015	5,100,000	5,195,846
2.55%, 1/12/2017	5,650,000	5,864,778
2.90%, 3/29/2016	5,150,000	5,352,076
Barclays Bank PLC 5.00%, 9/22/2016	9,899,000	10,769,285
BB&T Corp.:
1.60%, 8/15/2017	209,000	209,715
2.15%, 3/22/2017	150,000	153,086
3.20%, 3/15/2016	3,450,000	3,577,211
3.95%, 4/29/2016	5,105,000	5,385,750
5.20%, 12/23/2015	3,450,000	3,664,192
BBVA US Senior SAU 4.66%, 10/9/2015	9,531,000	9,957,746
BNP Paribas SA:
1.25%, 12/12/2016	2,674,000	2,673,075
1.38%, 3/17/2017 (a)	3,000,000	3,000,832
2.38%, 9/14/2017	1,850,000	1,893,149
3.60%, 2/23/2016	9,700,000	10,122,523
BPCE SA:
1.63%, 2/10/2017 (a)	3,050,000	3,077,340
1.70%, 4/25/2016	1,250,000	1,266,968
Branch Banking & Trust Co.:
1.00%, 4/3/2017	4,300,000	4,271,599
1.05%, 12/1/2016	2,475,000	2,478,490
1.45%, 10/3/2016	3,063,000	3,095,268
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	3,350,000	3,364,217
1.35%, 7/18/2016 (a)	3,020,000	3,055,240
2.35%, 12/11/2015 (a)	7,125,000	7,305,222
Capital One Financial Corp. 1.00%, 11/6/2015	2,900,000	2,905,858
Comerica Bank 5.75%, 11/21/2016	750,000	827,705
Comerica, Inc. 3.00%, 9/16/2015	1,860,000	1,908,897
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	5,250,000	5,250,073
1.25%, 9/18/2015	5,575,000	5,621,548
1.90%, 9/18/2017	450,000	456,839
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	6,150,000	6,272,984
3.38%, 1/19/2017	11,420,000	12,076,127
Credit Suisse of New York, NY:
1.38%, 5/26/2017	9,560,000	9,590,032
3.50%, 3/23/2015	4,000,000	4,087,444
Deutsche Bank AG London:
1.35%, 5/30/2017	5,750,000	5,750,909
1.40%, 2/13/2017	8,300,000	8,339,540

See accompanying notes to financial statements.

136

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

3.25%, 1/11/2016	$7,879,000	$8,174,671
6.00%, 9/1/2017	150,000	170,474
Fifth Third Bancorp:
1.35%, 6/1/2017	4,930,000	4,940,313
3.63%, 1/25/2016	4,504,000	4,688,116
5.45%, 1/15/2017	951,000	1,042,622
Fifth Third Bank:
0.90%, 2/26/2016	1,995,000	1,996,280
1.15%, 11/18/2016	4,150,000	4,145,257
First Horizon National Corp. 5.38%, 12/15/2015	3,600,000	3,804,976
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	8,565,000	8,694,002
3.13%, 1/15/2016	10,141,000	10,418,223
KeyBank NA:
1.10%, 11/25/2016	1,635,000	1,637,288
4.95%, 9/15/2015	1,686,000	1,766,443
5.45%, 3/3/2016	2,119,000	2,275,742
7.41%, 5/6/2015 (a)	2,600,000	2,747,259
KeyCorp 3.75%, 8/13/2015	2,836,000	2,925,302
Lloyds Bank PLC:
4.20%, 3/28/2017	3,700,000	4,001,114
4.88%, 1/21/2016	4,145,000	4,411,963
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017	3,677,000	3,675,708
5.59%, 12/28/2020 (c)	20,000	20,500
MUFG Capital Finance 1, Ltd. 6.35%, 12/31/2049 (c)	5,700,000	6,170,250
National Australia Bank/New York:
0.90%, 1/20/2016	2,500,000	2,513,342
1.30%, 7/25/2016	1,750,000	1,764,862
1.60%, 8/7/2015	6,850,000	6,928,100
2.75%, 3/9/2017	4,375,000	4,560,450
National City Bank:
5.25%, 12/15/2016	250,000	273,033
5.80%, 6/7/2017	150,000	167,640
PNC Bank NA:
0.80%, 1/28/2016	3,800,000	3,806,266
1.13%, 1/27/2017	5,290,000	5,297,871
1.15%, 11/1/2016	2,771,000	2,773,532
1.30%, 10/3/2016	2,376,000	2,386,233
2.25%, 7/2/2019	2,450,000	2,461,854
PNC Funding Corp.:
2.70%, 9/19/2016	6,134,000	6,345,792
4.25%, 9/21/2015	3,408,000	3,549,034
5.25%, 11/15/2015	3,077,000	3,258,721
5.63%, 2/1/2017	750,000	823,395
Royal Bank of Canada:
0.80%, 10/30/2015	3,000,000	3,010,773
0.85%, 3/8/2016	3,960,000	3,974,961
1.20%, 1/23/2017	6,000,000	6,028,083
1.25%, 6/16/2017	8,350,000	8,375,582
1.45%, 9/9/2016	3,250,000	3,289,756
1.92%, 7/30/2015 (a)	450,000	457,324
2.30%, 7/20/2016	6,000,000	6,183,572
2.63%, 12/15/2015	5,200,000	5,355,537
2.88%, 4/19/2016	2,965,000	3,081,528
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016 (a)	2,950,000	2,951,160
1.30%, 1/10/2017	3,750,000	3,757,961
1.35%, 7/18/2015	3,820,000	3,845,510
1.45%, 7/19/2016	2,100,000	2,115,950
SunTrust Bank/Atlanta GA:
1.35%, 2/15/2017	1,500,000	1,502,449
5.00%, 9/1/2015	2,915,000	3,051,308
SunTrust Banks, Inc.:
3.50%, 1/20/2017	2,910,000	3,056,788
3.60%, 4/15/2016	5,850,000	6,119,900
Svenska Handelsbanken AB:
1.63%, 3/21/2018 (a)	5,000,000	4,990,468
2.88%, 4/4/2017 (a)	700,000	732,405
3.13%, 7/12/2016	4,950,000	5,178,846
The Huntington National Bank:
1.30%, 11/20/2016	2,011,000	2,012,877
1.35%, 8/2/2016	2,302,000	2,306,143
1.38%, 4/24/2017	2,000,000	2,000,031
The Royal Bank of Scotland PLC:
1.88%, 3/31/2017	2,500,000	2,522,130
3.95%, 9/21/2015	5,250,000	5,440,308
The Toronto-Dominion Bank:
1.13%, 5/2/2017	5,000,000	4,994,511
1.50%, 9/9/2016	2,200,000	2,233,615
2.38%, 10/19/2016 (a)	10,450,000	10,813,529
2.50%, 7/14/2016	4,416,000	4,573,287
UBS Preferred Funding Trust V 6.24%, 5/29/2049 (a)(c)	5,000,000	5,300,000
Union Bank NA:
1.50%, 9/26/2016	1,386,000	1,399,869
2.13%, 6/16/2017 (a)	200,000	203,345
3.00%, 6/6/2016	5,000,000	5,193,768
5.95%, 5/11/2016	560,000	609,577
US Bancorp:
1.65%, 5/15/2017	5,500,000	5,563,990
2.45%, 7/27/2015	2,784,000	2,844,735
3.44%, 2/1/2016	3,600,000	3,730,875
US Bank NA:
1.10%, 1/30/2017	8,500,000	8,517,911
3.78%, 4/29/2020 (c)	2,250,000	2,302,936
Vesey Street Investment Trust I 4.40%, 9/1/2016	5,775,000	6,155,540
Wachovia Bank NA 5.00%, 8/15/2015	5,151,000	5,400,577
Wachovia Corp.:
5.63%, 10/15/2016	6,822,000	7,516,308
5.75%, 6/15/2017	10,519,000	11,883,530
Wells Fargo & Co.:
1.15%, 6/2/2017 (a)	5,900,000	5,889,132
1.25%, 7/20/2016	6,507,000	6,558,690
1.50%, 7/1/2015	8,450,000	8,524,972
2.10%, 5/8/2017	356,000	364,812
2.63%, 12/15/2016	3,084,000	3,200,773
3.68%, 6/15/2016	10,723,000	11,307,595
5.13%, 9/15/2016	3,811,000	4,134,794
5.63%, 12/11/2017	4,250,000	4,826,468
6.00%, 11/15/2017	1,175,000	1,343,027

See accompanying notes to financial statements.

137

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Wells Fargo Bank NA:
0.75%, 7/20/2015	$1,500,000	$1,503,637
5.75%, 5/16/2016	4,900,000	5,339,976
Westpac Banking Corp.:
0.95%, 1/12/2016	5,825,000	5,858,298
1.05%, 11/25/2016	2,500,000	2,502,105
1.13%, 9/25/2015	7,375,000	7,421,699
1.20%, 5/19/2017 (a)	5,121,000	5,118,911
2.00%, 8/14/2017	600,000	612,345
3.00%, 8/4/2015	9,116,000	9,349,764
3.00%, 12/9/2015	3,498,000	3,617,644

		626,866,771

BEVERAGES — 2.4%
Anheuser-Busch Cos. LLC 5.60%, 3/1/2017	1,002,000	1,112,751
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	1,700,000	1,707,059
1.13%, 1/27/2017 (a)	3,800,000	3,807,753
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	6,500,000	6,519,591
1.38%, 7/15/2017	5,000,000	5,019,416
2.88%, 2/15/2016	800,000	829,880
Beam Suntory, Inc. 5.38%, 1/15/2016	3,713,000	3,956,971
Brown-Forman Corp. 2.50%, 1/15/2016	1,236,000	1,270,787
Coca-Cola Enterprises, Inc.:
2.00%, 8/19/2016	750,000	765,489
2.13%, 9/15/2015	4,875,000	4,957,715
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,091,400
Diageo Capital PLC:
0.63%, 4/29/2016	3,035,000	3,030,391
1.50%, 5/11/2017	4,500,000	4,544,905
5.50%, 9/30/2016	250,000	275,177
5.75%, 10/23/2017	2,290,000	2,610,012
Diageo Finance BV 5.30%, 10/28/2015	2,900,000	3,081,235
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016 (a)	2,150,000	2,218,286
PepsiCo, Inc.:
0.70%, 8/13/2015	4,350,000	4,356,829
0.70%, 2/26/2016	3,187,000	3,191,774
0.95%, 2/22/2017	3,035,000	3,034,651
1.25%, 8/13/2017	5,000,000	5,016,115
2.50%, 5/10/2016	5,500,000	5,681,540
The Coca-Cola Co.:
0.75%, 11/1/2016	2,367,000	2,363,790
1.50%, 11/15/2015 (a)	3,325,000	3,370,008
1.80%, 9/1/2016	5,650,000	5,776,171

		81,589,696

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.25%, 5/22/2017	5,050,000	5,046,505
2.13%, 5/15/2017	5,000,000	5,101,053
2.30%, 6/15/2016	4,222,000	4,339,746
2.50%, 11/15/2016	1,650,000	1,702,805
5.85%, 6/1/2017	6,600,000	7,417,372
Celgene Corp.:
1.90%, 8/15/2017	460,000	466,092
2.45%, 10/15/2015	3,900,000	3,981,886
Genentech, Inc. 4.75%, 7/15/2015	5,392,000	5,628,645
Gilead Sciences, Inc. 3.05%, 12/1/2016	1,500,000	1,569,973
Life Technologies Corp. 3.50%, 1/15/2016	1,410,000	1,461,301

		36,715,378

BUILDING MATERIALS — 0.3%
CRH America, Inc.:
4.13%, 1/15/2016	2,450,000	2,570,140
6.00%, 9/30/2016	5,515,000	6,105,452

		8,675,592

BUILDING PRODUCTS — 0.0% (d)
Owens Corning, Inc. 6.50%, 12/1/2016	1,000,000	1,111,681

CAPITAL MARKETS — 5.6%
BNY Mellon NA 5.45%, 4/1/2016	1,608,000	1,741,227
Deutsche Bank Financial LLC 5.38%, 3/2/2015 (a)	3,500,000	3,608,479
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (c)	3,870,000	4,024,800
HSBC USA, Inc. 1.30%, 6/23/2017 (a)	6,400,000	6,427,207
Jefferies Group LLC:
3.88%, 11/9/2015	3,000,000	3,105,128
5.50%, 3/15/2016	2,418,000	2,588,332
Morgan Stanley:
1.75%, 2/25/2016	5,132,000	5,198,298
3.45%, 11/2/2015	9,638,000	9,969,000
3.80%, 4/29/2016	13,300,000	13,953,156
4.00%, 7/24/2015	5,282,000	5,468,781
4.75%, 3/22/2017	9,650,000	10,507,297
5.38%, 10/15/2015	10,542,000	11,150,819
5.45%, 1/9/2017	8,450,000	9,303,067
5.55%, 4/27/2017	2,725,000	3,027,641
5.75%, 10/18/2016	7,228,000	7,951,977
6.25%, 8/28/2017	2,100,000	2,393,447
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	4,350,000	4,358,572
0.70%, 3/4/2016 (a)	1,750,000	1,748,655
1.97%, 6/20/2017	5,000,000	5,099,418
2.30%, 7/28/2016	615,000	634,477
The Bank Of New York Mellon Corp. 2.50%, 1/15/2016	150,000	153,988
The Bear Stearns Cos. LLC:
5.30%, 10/30/2015	1,150,000	1,218,679
5.55%, 1/22/2017	848,000	934,452
6.40%, 10/2/2017	2,429,000	2,795,006
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	1,000,583
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	9,790,000	9,883,537
3.63%, 2/7/2016	19,275,000	20,092,080

See accompanying notes to financial statements.

138

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

3.70%, 8/1/2015	$10,815,000	$11,139,634
5.35%, 1/15/2016	13,698,000	14,625,546
5.63%, 1/15/2017	11,625,000	12,789,311
5.75%, 10/1/2016	6,150,000	6,760,733
6.25%, 9/1/2017	850,000	966,902

		194,620,229

CHEMICALS — 1.3%
Airgas, Inc.:
2.95%, 6/15/2016	1,368,000	1,417,134
3.25%, 10/1/2015	2,756,000	2,833,959
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	1,500,000	1,529,607
2.75%, 4/1/2016	1,890,000	1,956,969
5.25%, 12/15/2016	900,000	991,191
Eastman Chemical Co.:
2.40%, 6/1/2017 (a)	5,450,000	5,610,827
3.00%, 12/15/2015 (a)	2,405,000	2,477,556
Ecolab, Inc.:
1.00%, 8/9/2015	1,847,000	1,850,878
1.45%, 12/8/2017	300,000	299,855
3.00%, 12/8/2016	7,124,000	7,446,923
Monsanto Co.:
1.15%, 6/30/2017	5,300,000	5,303,999
2.75%, 4/15/2016	500,000	517,654
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	1,717,000	1,780,621
PPG Industries, Inc. 1.90%, 1/15/2016	25,000	25,397
Praxair, Inc.:
0.75%, 2/21/2016	2,695,000	2,699,000
3.25%, 9/15/2015	2,280,000	2,352,211
5.38%, 11/1/2016	35,000	38,558
Rohm & Haas Co. 6.00%, 9/15/2017	576,000	654,592
The Dow Chemical Co. 2.50%, 2/15/2016	3,805,000	3,908,489

		43,695,420

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015	2,365,000	2,452,981
Pitney Bowes, Inc. 4.75%, 1/15/2016 (a)	2,415,000	2,547,656
The Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	531,000	565,690
The Western Union Co.:
2.38%, 12/10/2015	2,100,000	2,139,438
5.93%, 10/1/2016	5,300,000	5,803,954
Waste Management, Inc.:
2.60%, 9/1/2016	2,450,000	2,532,794
6.38%, 3/11/2015	1,820,000	1,892,976

		17,935,489

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.:
1.10%, 3/3/2017 (a)	9,225,000	9,245,754
5.50%, 2/22/2016	16,300,000	17,586,254
Juniper Networks, Inc. 3.10%, 3/15/2016	2,400,000	2,468,137

		29,300,145

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 1.63%, 5/8/2017	100,000	100,867
URS Corp. 3.85%, 4/1/2017	3,000,000	3,129,090

		3,229,957

CONSUMER FINANCE — 1.3%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	1,900,000	1,904,361
0.70%, 2/26/2016	1,120,000	1,121,678
1.00%, 11/25/2016	4,300,000	4,305,213
1.00%, 3/3/2017	3,700,000	3,700,541
1.35%, 9/6/2016 (a)	2,000,000	2,021,175
1.63%, 6/1/2017	200,000	202,231
2.05%, 8/1/2016	4,375,000	4,491,540
5.50%, 3/15/2016	1,050,000	1,133,255
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,406,575
John Deere Capital Corp.:
0.70%, 9/4/2015	1,900,000	1,904,696
0.75%, 1/22/2016	1,100,000	1,103,260
1.05%, 10/11/2016	3,200,000	3,207,997
1.05%, 12/15/2016	100,000	100,100
1.13%, 6/12/2017	8,400,000	8,412,301
1.40%, 3/15/2017	4,400,000	4,439,267
1.85%, 9/15/2016	250,000	255,402
2.25%, 6/7/2016 (a)	2,130,000	2,190,843

		43,900,435

DIVERSIFIED FINANCIAL SERVICES — 19.8%
Air Lease Corp.:
4.50%, 1/15/2016	3,900,000	4,091,087
5.63%, 4/1/2017	8,208,000	9,008,262
American Express Co.:
5.50%, 9/12/2016	1,100,000	1,205,809
6.15%, 8/28/2017	4,300,000	4,920,606
6.80%, 9/1/2066 (c)	4,000,000	4,390,000
American Express Credit Corp.:
1.13%, 6/5/2017	5,000,000	5,001,522
1.30%, 7/29/2016	3,900,000	3,927,310
1.75%, 6/12/2015	5,534,000	5,595,135
2.38%, 3/24/2017	3,300,000	3,407,041
2.75%, 9/15/2015	8,825,000	9,049,434
2.80%, 9/19/2016	10,100,000	10,502,308
5.30%, 12/2/2015	3,429,000	3,649,928
American Honda Finance Corp. 1.13%, 10/7/2016	2,862,000	2,880,994
Ameriprise Financial, Inc.:
5.65%, 11/15/2015	2,473,000	2,636,027
7.52%, 6/1/2066 (c)	557,000	615,485
Aon Corp. 3.50%, 9/30/2015	2,918,000	3,013,383
Bank of America Corp.:
1.25%, 1/11/2016	4,275,000	4,297,084
1.35%, 11/21/2016	2,181,000	2,183,103

See accompanying notes to financial statements.

139

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

1.50%, 10/9/2015	$8,387,000	$8,457,006
3.63%, 3/17/2016	7,500,000	7,831,963
3.70%, 9/1/2015	8,585,000	8,867,479
3.75%, 7/12/2016	11,733,000	12,336,532
3.88%, 3/22/2017 (a)	5,474,000	5,832,730
4.75%, 8/1/2015	5,136,000	5,352,153
5.25%, 12/1/2015	3,903,000	4,126,688
5.42%, 3/15/2017	2,355,000	2,578,134
5.63%, 10/14/2016	6,691,000	7,323,314
5.70%, 5/2/2017	1,990,000	2,196,939
5.75%, 8/15/2016	5,460,000	5,946,572
6.00%, 9/1/2017	100,000	112,987
6.05%, 5/16/2016	9,250,000	10,046,906
6.50%, 8/1/2016	20,114,000	22,252,787
7.75%, 8/15/2015	1,190,000	1,279,273
7.80%, 9/15/2016	1,826,000	2,074,218
Bank of America NA:
1.13%, 11/14/2016	6,730,000	6,724,692
1.25%, 2/14/2017	5,000,000	4,998,141
5.30%, 3/15/2017	4,647,000	5,095,919
6.10%, 6/15/2017	125,000	140,462
Boeing Capital Corp. 2.13%, 8/15/2016	615,000	632,600
BP Capital Markets PLC:
3.13%, 10/1/2015	11,100,000	11,457,105
3.20%, 3/11/2016	5,979,000	6,244,928
Capital One Bank USA NA:
1.15%, 11/21/2016	1,754,000	1,753,652
1.20%, 2/13/2017	3,145,000	3,142,218
1.30%, 6/5/2017 (a)	3,500,000	3,508,359
Capital One Financial Corp.:
3.15%, 7/15/2016	3,560,000	3,709,766
6.15%, 9/1/2016	4,500,000	4,966,863
6.75%, 9/15/2017	111,000	128,849
Citigroup, Inc.:
1.25%, 1/15/2016	4,900,000	4,922,496
1.30%, 4/1/2016	4,275,000	4,296,530
1.30%, 11/15/2016	3,150,000	3,149,349
1.35%, 3/10/2017 (a)	3,500,000	3,495,895
1.70%, 7/25/2016	5,500,000	5,566,249
3.95%, 6/15/2016	9,425,000	9,942,134
4.45%, 1/10/2017	11,200,000	12,054,863
4.59%, 12/15/2015	10,414,000	10,965,045
4.88%, 5/7/2015	4,855,000	5,027,061
5.30%, 1/7/2016 (a)	4,850,000	5,160,948
5.50%, 2/15/2017	2,828,000	3,104,370
5.85%, 8/2/2016	6,920,000	7,587,120
6.00%, 8/15/2017	1,800,000	2,036,443
6.13%, 11/21/2017	600,000	685,688
Countrywide Financial Corp. 6.25%, 5/15/2016	10,250,000	11,169,517
Credit Suisse USA, Inc.:
5.13%, 8/15/2015	7,959,000	8,351,131
5.38%, 3/2/2016 (a)	3,500,000	3,748,334
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	3,265,000	3,279,293
1.70%, 5/9/2016	4,700,000	4,759,558
1.72%, 12/6/2017	450,000	451,039
2.50%, 1/15/2016	3,250,000	3,329,352
3.00%, 6/12/2017	6,600,000	6,879,613
3.98%, 6/15/2016	4,300,000	4,541,083
4.21%, 4/15/2016	6,900,000	7,283,848
5.63%, 9/15/2015	5,150,000	5,437,277
6.63%, 8/15/2017	900,000	1,035,264
8.00%, 12/15/2016	7,100,000	8,231,155
12.00%, 5/15/2015	5,615,000	6,168,807
General Electric Capital Corp.:
1.00%, 12/11/2015	3,950,000	3,975,039
1.00%, 1/8/2016	5,750,000	5,783,976
1.25%, 5/15/2017	4,500,000	4,512,986
1.50%, 7/12/2016	2,798,000	2,835,740
1.63%, 7/2/2015	9,750,000	9,855,779
2.25%, 11/9/2015	9,272,000	9,483,447
2.30%, 4/27/2017	8,900,000	9,172,222
2.45%, 3/15/2017	3,500,000	3,621,374
2.90%, 1/9/2017	4,700,000	4,914,144
2.95%, 5/9/2016	6,800,000	7,080,421
3.35%, 10/17/2016	5,500,000	5,791,284
4.38%, 9/21/2015	3,324,000	3,479,112
5.00%, 1/8/2016	9,112,000	9,709,070
5.38%, 10/20/2016 (a)	5,856,000	6,433,650
5.40%, 2/15/2017	4,500,000	4,990,785
5.63%, 9/15/2017	1,200,000	1,357,780
6.38%, 11/15/2067 (c)	500,000	559,375
6.90%, 9/15/2015 (a)	1,399,000	1,505,073
HSBC Finance Corp. 5.50%, 1/19/2016	9,390,000	10,044,464
International Lease Finance Corp. 6.75%, 9/1/2016 (e)	5,000,000	5,500,000
JPMorgan Chase & Co.:
0.85%, 2/26/2016 (c)	160,000	160,905
1.10%, 10/15/2015	13,091,000	13,144,802
1.13%, 2/26/2016	2,829,000	2,842,259
1.35%, 2/15/2017	11,000,000	11,041,199
2.00%, 8/15/2017	450,000	457,327
2.60%, 1/15/2016	8,625,000	8,851,417
3.15%, 7/5/2016	15,100,000	15,735,941
3.45%, 3/1/2016	13,025,000	13,586,651
5.15%, 10/1/2015	7,150,000	7,521,367
6.13%, 6/27/2017 (a)	2,400,000	2,707,135
Leucadia National Corp. 8.13%, 9/15/2015	4,450,000	4,804,710
Merrill Lynch & Co., Inc.:
5.30%, 9/30/2015	934,000	985,098
6.40%, 8/28/2017	2,094,000	2,391,368
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	2,900,000	2,897,477
1.90%, 11/1/2015	832,000	845,684
3.88%, 9/16/2015	2,180,000	2,265,579
Nomura Holdings, Inc.:
2.00%, 9/13/2016 (a)	4,800,000	4,870,056
4.13%, 1/19/2016	7,590,000	7,942,544
ORIX Corp.:
3.75%, 3/9/2017	3,000,000	3,171,130
4.71%, 4/27/2015	5,996,000	6,181,936
5.00%, 1/12/2016	1,755,000	1,860,684

See accompanying notes to financial statements.

140

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

PACCAR Financial Corp.:
0.70%, 11/16/2015	$1,450,000	$1,453,795
0.75%, 8/14/2015 (a)	810,000	811,726
0.75%, 5/16/2016	1,250,000	1,252,121
0.80%, 2/8/2016	1,000,000	1,002,248
1.15%, 8/16/2016	2,000,000	2,014,348
Raymond James Financial, Inc. 4.25%, 4/15/2016	2,900,000	3,062,468
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	10,301,000	10,491,993
4.38%, 3/16/2016	7,776,000	8,222,829
4.88%, 3/16/2015	2,100,000	2,157,267
Toyota Motor Credit Corp.:
0.80%, 5/17/2016 (a)	2,755,000	2,763,278
0.88%, 7/17/2015	4,850,000	4,868,480
1.13%, 5/16/2017	5,100,000	5,104,400
1.25%, 10/5/2017	300,000	299,862
1.75%, 5/22/2017	600,000	610,821
2.00%, 9/15/2016	3,920,000	4,023,599
2.05%, 1/12/2017	4,850,000	4,981,314
2.10%, 1/17/2019	4,000,000	4,035,383
2.80%, 1/11/2016	2,540,000	2,627,666
UBS AG of Stamford, CT 5.88%, 7/15/2016	4,550,000	4,974,789

		681,782,592

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.:
0.80%, 12/1/2015	4,500,000	4,505,776
0.90%, 2/12/2016	4,940,000	4,945,626
1.40%, 12/1/2017	450,000	447,547
1.60%, 2/15/2017	1,300,000	1,313,232
1.70%, 6/1/2017 (a)	7,767,000	7,841,268
2.40%, 8/15/2016	6,500,000	6,679,677
2.50%, 8/15/2015	14,781,000	15,084,744
2.95%, 5/15/2016	9,825,000	10,196,413
5.63%, 6/15/2016	3,250,000	3,538,448
British Telecommunications PLC:
1.25%, 2/14/2017	4,100,000	4,101,636
1.63%, 6/28/2016	3,543,000	3,588,053
Qwest Corp.:
6.50%, 6/1/2017	440,000	497,200
7.50%, 10/1/2014	3,100,000	3,152,468
Verizon Communications, Inc.:
0.70%, 11/2/2015	5,670,000	5,674,609
1.35%, 6/9/2017	7,600,000	7,607,774
2.00%, 11/1/2016	1,600,000	1,633,494
2.50%, 9/15/2016	22,112,000	22,804,776
3.00%, 4/1/2016	12,030,000	12,487,064
4.90%, 9/15/2015	3,366,000	3,537,113
5.50%, 4/1/2017	269,000	296,998

		119,933,916

ELECTRIC UTILITIES — 3.3%
Alabama Power Co. 0.55%, 10/15/2015 (a)	2,991,000	2,992,582
Appalachian Power Co. 3.40%, 5/24/2015	865,000	885,928
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	1,224,000	1,355,966
CMS Energy Corp.:
4.25%, 9/30/2015 (a)	2,275,000	2,363,242
6.55%, 7/17/2017	482,000	553,946
Commonwealth Edison Co.:
1.95%, 9/1/2016	745,000	760,506
5.95%, 8/15/2016	502,000	551,713
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	1,077,000	1,150,457
Consumers Energy Co. 5.15%, 2/15/2017	1,964,000	2,165,557
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (e)	3,400,000	3,394,623
Dominion Resources, Inc.:
1.25%, 3/15/2017	1,865,000	1,863,295
1.40%, 9/15/2017	300,000	299,677
2.25%, 9/1/2015	2,356,000	2,396,722
5.15%, 7/15/2015	3,590,000	3,752,815
6.00%, 11/30/2017	1,505,000	1,726,056
7.50%, 6/30/2066 (a)(b)(c)	2,435,000	2,648,063
Duke Energy Carolinas LLC 5.30%, 10/1/2015	1,700,000	1,800,246
Duke Energy Corp.:
1.63%, 8/15/2017	5,000,000	5,044,274
2.15%, 11/15/2016	3,577,000	3,659,713
Duke Energy Florida, Inc.:
0.65%, 11/15/2015	2,035,000	2,036,978
5.10%, 12/1/2015	1,000,000	1,061,637
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	720,000	787,896
Duke Energy Progress, Inc. 5.25%, 12/15/2015	1,654,000	1,763,821
Edison International 3.75%, 9/15/2017	150,000	160,209
Enersis SA/Cayman Island 7.40%, 12/1/2016	936,000	1,060,329
Entergy Corp.:
3.63%, 9/15/2015	1,500,000	1,543,228
4.70%, 1/15/2017	120,000	129,330
Florida Power & Light Co. 5.55%, 11/1/2017	907,000	1,031,237
Georgia Power Co.:
0.63%, 11/15/2015	1,550,000	1,548,230
0.75%, 8/10/2015	3,150,000	3,154,906
3.00%, 4/15/2016	5,000,000	5,194,162
Jersey Central Power & Light Co. 5.63%, 5/1/2016	2,126,000	2,288,833
Kentucky Utilities Co. 1.63%, 11/1/2015	1,750,000	1,772,406
LG&E and KU Energy LLC 2.13%, 11/15/2015	3,387,000	3,445,369
Louisville Gas & Electric Co. 1.63%, 11/15/2015	1,870,000	1,894,639
Mississippi Power Co. 2.35%, 10/15/2016	100,000	102,522
NextEra Energy Capital Holdings, Inc.:
1.34%, 9/1/2015	475,000	478,194
2.60%, 9/1/2015	4,669,000	4,768,642

See accompanying notes to financial statements.

141

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.35%, 10/1/2066 (b)(c)	$2,750,000	$2,708,750
7.88%, 12/15/2015	655,000	720,825
Northern States Power Co. 1.95%, 8/15/2015	1,396,000	1,412,877
Ohio Power Co. 6.00%, 6/1/2016	349,000	379,330
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	2,281,000	2,350,333
Peco Energy Co. 1.20%, 10/15/2016	1,955,000	1,964,319
Pennsylvania Electric Co. 6.05%, 9/1/2017	30,000	33,813
Pepco Holdings, Inc. 2.70%, 10/1/2015	1,508,000	1,537,693
Progress Energy, Inc. 5.63%, 1/15/2016	265,000	284,691
PSEG Power LLC:
2.75%, 9/15/2016	2,712,000	2,812,311
5.50%, 12/1/2015	1,985,000	2,115,892
Puget Sound Energy, Inc. 6.75%, 1/15/2016	95,000	103,476
San Diego Gas & Electric Co. 5.30%, 11/15/2015	1,010,000	1,073,923
Sierra Pacific Power Co. 6.00%, 5/15/2016	1,377,000	1,499,554
Southern California Edison Co.:
1.13%, 5/1/2017	2,000,000	2,004,488
5.00%, 1/15/2016	2,100,000	2,239,353
Southern Power Co. 4.88%, 7/15/2015	4,371,000	4,554,492
TECO Finance, Inc. 4.00%, 3/15/2016	1,750,000	1,837,361
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017 (a)	145,000	173,892
The Dayton Power & Light Co. 1.88%, 9/15/2016 (e)	1,700,000	1,714,182
The Southern Co.:
1.95%, 9/1/2016	500,000	511,577
2.38%, 9/15/2015	1,750,000	1,783,870
Virginia Electric and Power Co. 5.40%, 1/15/2016	650,000	693,888
Wisconsin Electric Power Co. 6.25%, 12/1/2015 (a)	2,300,000	2,474,209
Xcel Energy, Inc.:
0.75%, 5/9/2016	1,803,000	1,795,432
5.61%, 4/1/2017	35,000	39,070

		112,407,550

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc.:
5.50%, 9/14/2015	5,350,000	5,650,405
6.50%, 11/1/2017	900,000	1,035,778
Jabil Circuit, Inc. 7.75%, 7/15/2016 (a)	3,556,000	4,036,060

		10,722,243

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Arrow Electronics, Inc. 3.38%, 11/1/2015	2,500,000	2,576,442
Avnet, Inc.:
6.00%, 9/1/2015	1,999,000	2,114,400
6.63%, 9/15/2016	90,000	100,576
Emerson Electric Co. 4.75%, 10/15/2015	352,000	370,918
FLIR Systems, Inc. 3.75%, 9/1/2016	2,335,000	2,449,176

		7,611,512

ENERGY EQUIPMENT & SERVICES — 0.1%
Halliburton Co. 1.00%, 8/1/2016	2,200,000	2,210,949
Nabors Industries, Inc. 2.35%, 9/15/2016	2,600,000	2,667,235

		4,878,184

FOOD & STAPLES RETAILING — 1.0%
CVS Caremark Corp.:
1.20%, 12/5/2016	2,111,000	2,120,151
5.75%, 6/1/2017 (a)	6,700,000	7,547,582
6.13%, 8/15/2016	49,000	53,836
Safeway, Inc.:
3.40%, 12/1/2016 (b)	70,000	73,150
5.63%, 8/15/2014	1,500,000	1,508,818
6.35%, 8/15/2017 (b)	962,000	1,087,060
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	3,650,000	3,652,659
1.00%, 4/21/2017	3,000,000	3,001,289
2.25%, 7/8/2015 (a)	4,225,000	4,302,754
2.80%, 4/15/2016	3,800,000	3,949,985
4.50%, 7/1/2015	3,989,000	4,155,804
5.38%, 4/5/2017	1,225,000	1,370,064
Walgreen Co. 1.80%, 9/15/2017	500,000	504,605

		33,327,757

FOOD PRODUCTS — 2.0%
Bunge Ltd. Finance Corp.:
4.10%, 3/15/2016	3,045,000	3,196,838
5.10%, 7/15/2015	2,286,000	2,379,975
ConAgra Foods, Inc.:
1.30%, 1/25/2016	4,092,000	4,120,034
1.35%, 9/10/2015	938,000	943,449
5.82%, 6/15/2017	4,000,000	4,471,168
General Mills, Inc.:
0.88%, 1/29/2016	2,220,000	2,224,735
5.70%, 2/15/2017	4,425,000	4,941,788
Kellogg Co.:
1.75%, 5/17/2017 (a)	1,800,000	1,821,045
1.88%, 11/17/2016	375,000	381,723
4.45%, 5/30/2016	3,300,000	3,510,154
Kraft Foods Group, Inc. 2.25%, 6/5/2017	3,662,000	3,760,080
Mondelez International, Inc.:
4.13%, 2/9/2016	10,324,000	10,860,478
6.50%, 8/11/2017	1,750,000	2,012,980

See accompanying notes to financial statements.

142

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

The Hershey Co.:
1.50%, 11/1/2016	$50,000	$50,623
4.85%, 8/15/2015 (a)	2,600,000	2,724,629
The Hillshire Brands Co. 2.75%, 9/15/2015	3,100,000	3,168,260
The Kroger Co.:
1.20%, 10/17/2016	5,140,000	5,144,771
2.20%, 1/15/2017	1,050,000	1,076,859
3.90%, 10/1/2015	3,123,000	3,244,790
Tyson Foods, Inc. 6.60%, 4/1/2016	6,313,000	6,983,757
Unilever Capital Corp.:
0.45%, 7/30/2015	1,725,000	1,725,766
2.75%, 2/10/2016	900,000	931,530

		69,675,432

GAS UTILITIES — 0.1%
National Grid PLC 6.30%, 8/1/2016	4,240,000	4,692,020

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Baxter International, Inc.:
0.95%, 6/1/2016	2,750,000	2,758,941
1.85%, 1/15/2017	1,775,000	1,809,838
5.90%, 9/1/2016	400,000	441,912
Becton Dickinson and Co. 1.75%, 11/8/2016	1,650,000	1,683,398
Boston Scientific Corp.:
5.13%, 1/12/2017	1,440,000	1,572,736
6.25%, 11/15/2015	3,550,000	3,805,413
6.40%, 6/15/2016	2,535,000	2,790,115
C.R. Bard, Inc. 2.88%, 1/15/2016	1,675,000	1,733,578
CareFusion Corp. 1.45%, 5/15/2017	2,550,000	2,543,258
DENTSPLY International, Inc. 2.75%, 8/15/2016	3,000,000	3,092,736
Medtronic, Inc.:
0.88%, 2/27/2017	1,900,000	1,890,601
2.63%, 3/15/2016	1,900,000	1,957,014
4.75%, 9/15/2015	927,000	974,187
St Jude Medical, Inc. 2.50%, 1/15/2016	210,000	215,420
Stryker Corp. 2.00%, 9/30/2016	146,000	149,535

		27,418,682

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc.:
1.50%, 11/15/2017	100,000	100,210
1.75%, 5/15/2017	750,000	758,094
AmerisourceBergen Corp. 1.15%, 5/15/2017	1,745,000	1,737,917
Cardinal Health, Inc.:
4.00%, 6/15/2015	3,873,000	3,997,944
5.80%, 10/15/2016 (a)	1,800,000	1,992,457
CIGNA Corp.:
2.75%, 11/15/2016	5,436,000	5,648,183
5.38%, 3/15/2017	101,000	111,579
Coventry Health Care, Inc. 5.95%, 3/15/2017	1,114,000	1,250,162
Humana, Inc. 6.45%, 6/1/2016 (a)	1,828,000	2,010,064
Laboratory Corp. of America Holdings:
3.13%, 5/15/2016 (a)	2,250,000	2,329,560
5.63%, 12/15/2015	1,200,000	1,278,030
Quest Diagnostics, Inc.:
3.20%, 4/1/2016 (a)	1,950,000	2,017,016
5.45%, 11/1/2015	4,100,000	4,340,501
UnitedHealth Group, Inc.:
0.85%, 10/15/2015	2,015,000	2,022,524
1.88%, 11/15/2016	150,000	153,393
5.38%, 3/15/2016 (a)	2,050,000	2,211,861
6.00%, 2/15/2018 (a)	5,235,000	6,000,992
WellPoint, Inc.:
1.25%, 9/10/2015	6,319,000	6,363,263
2.38%, 2/15/2017	1,702,000	1,753,714
5.25%, 1/15/2016	5,300,000	5,655,024

		51,732,488

HOTELS, RESTAURANTS & LEISURE — 0.5%
Carnival Corp. 1.20%, 2/5/2016	3,400,000	3,404,884
Hyatt Hotels Corp. 3.88%, 8/15/2016	1,555,000	1,639,036
Marriott International, Inc.:
5.81%, 11/10/2015	562,000	599,887
6.20%, 6/15/2016 (a)	2,044,000	2,221,864
Starbucks Corp.:
0.88%, 12/5/2016	1,202,000	1,195,860
6.25%, 8/15/2017	550,000	630,941
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, 11/15/2015	1,419,000	1,536,675
Wyndham Worldwide Corp. 6.00%, 12/1/2016	2,550,000	2,830,403
Yum! Brands, Inc.:
4.25%, 9/15/2015	1,338,000	1,392,290
6.25%, 4/15/2016	1,431,000	1,554,519

		17,006,359

HOUSEHOLD DURABLES — 0.3%
MDC Holdings, Inc. 5.38%, 7/1/2015 (b)	2,000,000	2,080,000
Mohawk Industries, Inc. 6.13%, 1/15/2016	5,780,000	6,230,411
Whirlpool Corp. 1.35%, 3/1/2017	1,500,000	1,493,572

		9,803,983

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. 3.15%, 8/5/2015	40,000	41,129
Kimberly-Clark Corp.:
4.88%, 8/15/2015 (a)	2,015,000	2,112,150
6.13%, 8/1/2017 (a)	100,000	114,652
The Clorox Co. 3.55%, 11/1/2015	2,554,000	2,648,377
The Procter & Gamble Co.:
1.45%, 8/15/2016	1,380,000	1,401,507

See accompanying notes to financial statements.

143

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

1.80%, 11/15/2015	$5,400,000	$5,495,219

		11,813,034

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 1.90%, 6/3/2017	1,875,000	1,882,204

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.38%, 9/29/2016	4,029,000	4,088,658
Cooper US, Inc. 2.38%, 1/15/2016	750,000	760,992
Eaton Corp.:
0.95%, 11/2/2015	4,460,000	4,477,246
1.50%, 11/2/2017	300,000	300,248
GE Capital Trust I 6.38%, 11/15/2067 (c)	1,050,000	1,172,062
General Electric Co. 0.85%, 10/9/2015	8,825,000	8,859,772
Pentair Finance SA:
1.35%, 12/1/2015	2,090,000	2,103,833
1.88%, 9/15/2017	317,000	320,065
Tyco International Finance SA 3.38%, 10/15/2015	2,363,000	2,442,127

		24,525,003

INSURANCE — 3.2%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	2,720,000	2,791,245
Aegon NV 4.63%, 12/1/2015	1,955,000	2,057,022
Aflac, Inc.:
2.65%, 2/15/2017	2,100,000	2,179,223
3.45%, 8/15/2015	2,100,000	2,164,222
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	110,000	122,981
American International Group, Inc.:
2.38%, 8/24/2015	2,426,000	2,470,693
3.80%, 3/22/2017	5,598,000	5,976,958
4.88%, 9/15/2016	5,226,000	5,647,627
5.05%, 10/1/2015	4,945,000	5,207,170
5.45%, 5/18/2017	8,655,000	9,650,378
AON Corp. 3.13%, 5/27/2016	1,532,000	1,591,552
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	3,500,000	3,517,752
1.60%, 5/15/2017	6,000,000	6,087,240
2.45%, 12/15/2015	1,950,000	2,004,825
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016	1,950,000	1,957,534
1.90%, 1/31/2017 (a)	5,300,000	5,423,342
2.20%, 8/15/2016	2,800,000	2,881,793
Chubb Corp. 6.38%, 3/29/2067 (c)	4,427,000	4,913,970
CNA Financial Corp.:
5.85%, 12/15/2014	2,460,000	2,521,446
6.50%, 8/15/2016 (a)	500,000	556,713
Genworth Financial, Inc. 8.63%, 12/15/2016	1,687,000	1,973,076
Lincoln National Corp. 7.00%, 5/17/2066 (c)	3,500,000	3,640,000
Loews Corp. 5.25%, 3/15/2016	2,245,000	2,411,531
Manulife Financial Corp. 3.40%, 9/17/2015	4,336,000	4,479,119
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	1,000	1,059
MetLife, Inc.:
1.76%, 12/15/2017	300,000	302,465
6.75%, 6/1/2016	4,611,000	5,121,571
Prudential Financial, Inc.:
3.00%, 5/12/2016	1,462,000	1,516,990
4.75%, 9/17/2015	8,055,000	8,441,769
5.50%, 3/15/2016	20,000	21,533
Reinsurance Group of America, Inc.:
5.63%, 3/15/2017	6,000	6,592
6.75%, 12/15/2065 (a)(c)	2,000,000	2,060,000
The Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	1,889,000	1,939,370
5.38%, 3/15/2017	319,000	351,787
5.50%, 10/15/2016	500,000	547,688
The Travelers Cos., Inc.:
5.50%, 12/1/2015	1,251,000	1,336,253
6.25%, 6/20/2016	1,117,000	1,233,886
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	2,492,000	2,660,083
Unum Group 7.13%, 9/30/2016	1,973,000	2,233,323
Willis Group Holdings PLC 4.13%, 3/15/2016	1,445,000	1,508,394
Willis North America, Inc. 6.20%, 3/28/2017	31,000	34,094

		111,544,269

INTERNET SOFTWARE & SERVICES — 0.3%
Amazon.com, Inc. 0.65%, 11/27/2015	2,800,000	2,801,222
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,289,882
1.63%, 10/15/2015	1,783,000	1,809,689
Google, Inc. 2.13%, 5/19/2016 (a)	3,950,000	4,065,737

		9,966,530

IT SERVICES — 0.4%
Fiserv, Inc.:
3.13%, 6/15/2016	4,440,000	4,612,695
6.80%, 11/20/2017	324,000	375,075
Xerox Corp.:
2.95%, 3/15/2017	1,725,000	1,792,716
4.25%, 2/15/2015	3,175,000	3,248,114
6.40%, 3/15/2016	2,729,000	2,974,677
6.75%, 2/1/2017	650,000	735,003
7.20%, 4/1/2016	880,000	971,813

		14,710,093

See accompanying notes to financial statements.

144

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

LEISURE PRODUCTS — 0.1%
Mattel, Inc. 2.50%, 11/1/2016	$1,700,000	$1,742,816

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	6,250,000	6,258,789
2.25%, 8/15/2016	616,000	631,749
3.20%, 3/1/2016	5,400,000	5,606,901
5.00%, 6/1/2015	1,600,000	1,659,609

		14,157,048

MACHINERY — 0.5%
Caterpillar, Inc.:
0.95%, 6/26/2015 (a)	4,400,000	4,424,283
5.70%, 8/15/2016	123,000	134,675
Danaher Corp. 2.30%, 6/23/2016	4,000,000	4,120,792
Dover Corp. 4.88%, 10/15/2015	1,495,000	1,576,748
Illinois Tool Works, Inc. 0.90%, 2/25/2017 (a)	2,550,000	2,544,382
Xylem, Inc. 3.55%, 9/20/2016	3,000,000	3,149,945

		15,950,825

MEDIA — 3.2%
21st Century Fox America, Inc. 8.00%, 10/17/2016	900,000	1,037,877
Comcast Cable Communications LLC 8.88%, 5/1/2017	215,000	260,394
Comcast Corp.:
4.95%, 6/15/2016 (a)	2,250,000	2,422,646
5.85%, 11/15/2015	2,906,000	3,115,045
5.90%, 3/15/2016	6,657,000	7,240,560
6.30%, 11/15/2017	4,370,000	5,070,574
6.50%, 1/15/2017 (a)	3,000,000	3,407,386
Cox Communications, Inc. 5.50%, 10/1/2015	4,796,000	5,072,097
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40%, 3/15/2017	5,500,000	5,653,706
3.13%, 2/15/2016	4,500,000	4,660,212
3.50%, 3/1/2016	6,300,000	6,567,235
NBCUniversal Media LLC 2.88%, 4/1/2016	3,150,000	3,268,451
Omnicom Group, Inc. 5.90%, 4/15/2016	3,643,000	3,953,289
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	3,150,000	3,267,194
TCI Communications, Inc. 8.75%, 8/1/2015	2,417,000	2,627,185
The Walt Disney Co.:
0.45%, 12/1/2015	1,633,000	1,632,108
0.88%, 5/30/2017 (a)	5,500,000	5,476,473
1.10%, 12/1/2017	5,000,000	4,960,981
1.13%, 2/15/2017	200,000	200,467
1.35%, 8/16/2016	3,000,000	3,035,408
Thomson Reuters Corp.:
0.88%, 5/23/2016	3,503,000	3,500,781
1.30%, 2/23/2017	3,637,000	3,640,348
Time Warner Cable, Inc. 5.85%, 5/1/2017	8,305,000	9,324,394
Time Warner, Inc.:
3.15%, 7/15/2015	3,400,000	3,487,548
5.88%, 11/15/2016	3,258,000	3,619,717
Viacom, Inc.:
2.50%, 12/15/2016	3,550,000	3,664,938
3.50%, 4/1/2017	360,000	381,680
4.25%, 9/15/2015	2,697,000	2,809,759
6.25%, 4/30/2016	5,912,000	6,483,885

		109,842,338

METALS & MINING — 1.7%
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	7,976,000	8,113,370
1.88%, 11/21/2016	1,500,000	1,535,964
5.25%, 12/15/2015	2,899,000	3,094,993
5.40%, 3/29/2017	15,000	16,733
7.25%, 3/1/2016	2,654,000	2,946,750
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/2015	2,050,000	2,058,114
2.15%, 3/1/2017	1,500,000	1,528,766
Glencore Canada Corp. 6.00%, 10/15/2015	3,250,000	3,450,644
Rio Tinto Alcan, Inc. 5.00%, 6/1/2015	4,098,000	4,250,674
Rio Tinto Finance USA PLC 1.38%, 6/17/2016	3,550,000	3,589,032
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	3,457,000	3,505,874
2.25%, 9/20/2016	1,384,000	1,424,688
2.50%, 5/20/2016	5,057,000	5,219,643
Teck Resources, Ltd.:
3.15%, 1/15/2017 (a)	3,150,000	3,285,863
3.85%, 8/15/2017	1,200,000	1,277,571
5.38%, 10/1/2015	2,375,000	2,501,920
Vale Canada, Ltd. 5.70%, 10/15/2015	1,658,000	1,759,536
Vale Overseas, Ltd.:
6.25%, 1/11/2016	4,250,000	4,569,973
6.25%, 1/23/2017	4,668,000	5,202,470

		59,332,578

MULTI-UTILITIES — 0.2%
DTE Energy Co. 6.35%, 6/1/2016	137,000	149,509
Integrys Energy Group, Inc. 6.11%, 12/1/2066 (c)	2,450,000	2,514,312
Sempra Energy 6.50%, 6/1/2016	4,380,000	4,830,961

		7,494,782

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc.:
5.90%, 12/1/2016	129,000	143,369
7.88%, 7/15/2015	2,219,000	2,379,670
Target Corp.:
5.38%, 5/1/2017	1,856,000	2,070,402

See accompanying notes to financial statements.

145

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.88%, 7/15/2016	$2,945,000	$3,249,261

		7,842,702

OIL, GAS & CONSUMABLE FUELS — 7.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	9,945,000	10,990,963
6.38%, 9/15/2017	1,070,000	1,232,107
Apache Corp. 5.63%, 1/15/2017	650,000	720,597
Boardwalk Pipelines LP:
5.50%, 2/1/2017 (a)	1,400,000	1,507,529
5.88%, 11/15/2016	1,350,000	1,478,527
BP Capital Markets PLC:
0.70%, 11/6/2015	4,425,000	4,432,188
1.85%, 5/5/2017	5,600,000	5,714,375
2.24%, 5/10/2019 (a)	3,500,000	3,524,284
Cameron International Corp.:
1.15%, 12/15/2016	2,680,000	2,676,201
1.40%, 6/15/2017	2,500,000	2,513,434
Canadian Natural Resources, Ltd.:
5.70%, 5/15/2017	2,450,000	2,740,791
6.00%, 8/15/2016	3,000,000	3,313,578
CenterPoint Energy Resources Corp. 6.15%, 5/1/2016	703,000	769,695
CenterPoint Energy, Inc. 5.95%, 2/1/2017 (a)	200,000	222,929
Chevron Corp. 0.89%, 6/24/2016	2,750,000	2,763,524
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	6,712,000	7,245,109
ConocoPhillips 1.05%, 12/15/2017	5,000,000	4,955,486
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	1,950,000	2,162,537
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	580,328
Devon Energy Corp.:
1.20%, 12/15/2016	1,562,000	1,565,443
1.88%, 5/15/2017	5,226,000	5,310,290
2.40%, 7/15/2016	3,210,000	3,309,546
Diamond Offshore Drilling, Inc. 4.88%, 7/1/2015	2,000,000	2,081,860
El Paso Pipeline Partners Operating Co. LLC 4.10%, 11/15/2015	2,096,000	2,178,202
Enbridge Energy Partners LP 5.88%, 12/15/2016	590,000	653,679
Enbridge, Inc. 5.60%, 4/1/2017	73,000	81,211
Energy Transfer Partners LP 5.95%, 2/1/2015	3,900,000	4,005,386
Ensco PLC 3.25%, 3/15/2016	4,849,000	5,043,184
Enterprise Products Operating LLC:
1.25%, 8/13/2015	4,184,000	4,206,805
3.20%, 2/1/2016	3,110,000	3,224,250
8.38%, 8/1/2066 (b)(c)	2,089,000	2,350,125
EOG Resources, Inc. 2.50%, 2/1/2016	1,300,000	1,332,856
Exxon Mobil Corp. 0.92%, 3/15/2017	7,000,000	6,991,902
Hess Corp. 1.30%, 6/15/2017	2,000,000	2,004,380
Kinder Morgan Energy Partners LP 3.50%, 3/1/2016	3,850,000	4,008,089
Magellan Midstream Partners LP 5.65%, 10/15/2016	791,000	870,056
Marathon Oil Corp. 0.90%, 11/1/2015	5,961,000	5,964,243
Marathon Petroleum Corp. 3.50%, 3/1/2016	5,397,000	5,621,355
Noble Holding International, Ltd.:
2.50%, 3/15/2017	175,000	179,319
3.05%, 3/1/2016	2,748,000	2,833,518
3.45%, 8/1/2015	3,622,000	3,715,027
Occidental Petroleum Corp.:
1.75%, 2/15/2017 (a)	5,700,000	5,803,751
2.50%, 2/1/2016	2,205,000	2,268,486
4.13%, 6/1/2016	3,000,000	3,177,002
ONEOK Partners LP:
2.00%, 10/1/2017	150,000	152,084
3.25%, 2/1/2016	5,687,000	5,889,250
6.15%, 10/1/2016	640,000	711,033
Phillips 66 2.95%, 5/1/2017	2,595,000	2,714,862
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	1,635,000	1,785,408
6.65%, 3/15/2017	2,000,000	2,267,219
Plains All American Pipeline LP/PAA Finance Corp.:
3.95%, 9/15/2015	2,738,000	2,840,951
6.13%, 1/15/2017	1,638,000	1,835,428
Shell International Finance BV:
0.63%, 12/4/2015 (a)	2,750,000	2,750,633
1.13%, 8/21/2017	300,000	299,360
3.10%, 6/28/2015	7,100,000	7,288,912
3.25%, 9/22/2015 (a)	3,782,000	3,903,707
5.20%, 3/22/2017	3,147,000	3,497,395
Spectra Energy Partners LP 2.95%, 6/15/2016	1,500,000	1,548,212
Sunoco, Inc. 9.63%, 4/15/2015	1,649,000	1,758,741
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	4,355,000	5,067,232
Total Capital International SA:
0.75%, 1/25/2016	3,050,000	3,059,086
1.00%, 8/12/2016	2,200,000	2,211,108
1.00%, 1/10/2017	2,100,000	2,102,909
1.50%, 2/17/2017	1,350,000	1,367,658
1.55%, 6/28/2017 (a)	4,900,000	4,958,295
Total Capital SA:
2.30%, 3/15/2016	2,245,000	2,309,317
3.13%, 10/2/2015 (a)	5,459,000	5,637,104
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (a)	2,625,000	2,628,662
3.40%, 6/1/2015	5,033,000	5,156,523
6.35%, 5/15/2067 (c)	5,000,000	5,175,000

See accompanying notes to financial statements.

146

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Transocean, Inc.:
2.50%, 10/15/2017	$2,607,000	$2,660,429
4.95%, 11/15/2015	5,850,000	6,159,230
5.05%, 12/15/2016	3,650,000	3,955,807
Valero Energy Corp. 6.13%, 6/15/2017	5,000,000	5,687,188
Weatherford International LLC 6.35%, 6/15/2017	500,000	568,844
Weatherford International, Ltd./Bermuda 5.50%, 2/15/2016	35,000	37,464
Williams Partners LP 3.80%, 2/15/2015	3,950,000	4,025,978
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	1,050,000	1,197,678

		241,532,854

PAPER & FOREST PRODUCTS — 0.1%
International Paper Co. 5.25%, 4/1/2016 (a)	2,030,000	2,177,104

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 2.38%, 3/15/2016	2,375,000	2,403,464
The Procter & Gamble Co.:
0.75%, 11/4/2016	3,700,000	3,694,965
3.15%, 9/1/2015	2,000,000	2,061,361
4.85%, 12/15/2015	2,425,000	2,579,302

		10,739,092

PHARMACEUTICALS — 3.8%
AbbVie, Inc.:
1.20%, 11/6/2015	17,265,000	17,385,457
1.75%, 11/6/2017	2,700,000	2,710,990
Actavis Funding SCS 1.30%, 6/15/2017 (e)	3,750,000	3,739,789
Allergan, Inc. 5.75%, 4/1/2016	1,200,000	1,286,895
Express Scripts Holding Co.:
1.25%, 6/2/2017	4,165,000	4,160,906
2.65%, 2/15/2017	5,855,000	6,074,339
3.13%, 5/15/2016	7,247,000	7,547,201
3.50%, 11/15/2016	4,775,000	5,030,051
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,000,000	10,107,952
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/2016	4,100,000	4,104,271
Johnson & Johnson:
2.15%, 5/15/2016	3,000,000	3,091,625
5.55%, 8/15/2017	226,000	257,422
McKesson Corp.:
0.95%, 12/4/2015	3,400,000	3,409,197
1.29%, 3/10/2017	2,875,000	2,878,603
3.25%, 3/1/2016	2,082,000	2,156,100
Medco Health Solutions, Inc. 2.75%, 9/15/2015	3,430,000	3,507,613
Merck & Co., Inc.:
0.70%, 5/18/2016	3,000,000	3,004,550
1.10%, 1/31/2018 (a)	5,000,000	4,901,703
2.25%, 1/15/2016	2,650,000	2,707,470
Mylan, Inc.:
1.35%, 11/29/2016	1,807,000	1,808,759
1.80%, 6/24/2016	3,687,000	3,733,160
Perrigo Co. PLC 1.30%, 11/8/2016 (e)	3,945,000	3,944,189
Pfizer, Inc.:
1.10%, 5/15/2017	4,400,000	4,410,631
1.50%, 6/15/2018	4,000,000	3,983,829
Sanofi 2.63%, 3/29/2016	5,875,000	6,077,086
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	2,850,000	2,937,436
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	4,404,000	4,504,180
Wyeth LLC:
5.45%, 4/1/2017	2,005,000	2,238,012
5.50%, 2/15/2016	3,500,000	3,780,659
Zoetis, Inc. 1.15%, 2/1/2016	5,100,000	5,124,910

		130,604,985

PROFESSIONAL SERVICES — 0.0% (d)
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	1,230,000	1,256,105

REAL ESTATE INVESTMENT TRUSTS — 2.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 2/6/2017 (e)	8,000,000	8,027,334
BioMed Realty LP 3.85%, 4/15/2016	2,275,000	2,376,120
Boston Properties LP 5.63%, 4/15/2015	4,334,000	4,503,438
DDR Corp. 7.50%, 4/1/2017	2,882,000	3,319,506
Digital Realty Trust LP 4.50%, 7/15/2015	3,900,000	4,008,321
Duke Realty LP:
5.95%, 2/15/2017	15,000	16,622
7.38%, 2/15/2015	1,800,000	1,873,935
ERP Operating LP:
5.13%, 3/15/2016	550,000	589,150
5.38%, 8/1/2016	2,120,000	2,312,642
HCP, Inc.:
3.75%, 2/1/2016	3,543,000	3,704,880
5.63%, 5/1/2017	979,000	1,095,975
6.00%, 1/30/2017	855,000	958,865
6.30%, 9/15/2016	4,751,000	5,286,811
Health Care REIT, Inc.:
3.63%, 3/15/2016	600,000	625,951
5.88%, 5/15/2015	2,000,000	2,090,212
6.20%, 6/1/2016	2,065,000	2,251,420
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,362,825
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,052,246
Kimco Realty Corp.:
5.70%, 5/1/2017	2,400,000	2,672,563

See accompanying notes to financial statements.

147

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.78%, 3/15/2016	$1,600,000	$1,727,977
Liberty Property LP 5.13%, 3/2/2015	1,195,000	1,229,600
Realty Income Corp. 5.95%, 9/15/2016	500,000	547,408
Regency Centers LP 5.88%, 6/15/2017	200,000	224,434
Simon Property Group LP:
2.20%, 2/1/2019 (a)	3,600,000	3,637,862
2.80%, 1/30/2017	350,000	364,772
4.20%, 2/1/2015	2,221,000	2,247,739
5.25%, 12/1/2016	1,550,000	1,694,238
5.75%, 12/1/2015	5,253,000	5,564,078
5.88%, 3/1/2017	100,000	112,698
6.10%, 5/1/2016 (a)	434,000	469,554
Tanger Properties LP 6.15%, 11/15/2015	2,108,000	2,259,810
Ventas Realty LP 1.25%, 4/17/2017	114,000	113,674
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	3,991,000	4,034,197
3.13%, 11/30/2015	1,025,000	1,057,571

		76,414,428

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	1,050,000	1,179,311
5.75%, 3/15/2018	1,000,000	1,146,924
Canadian National Railway Co. 5.80%, 6/1/2016 (a)	235,000	257,498
CSX Corp. 5.60%, 5/1/2017	102,000	114,117
Norfolk Southern Corp.:
5.75%, 1/15/2016	1,925,000	2,068,630
7.70%, 5/15/2017	150,000	175,978
Ryder System, Inc.:
2.45%, 11/15/2018	1,000,000	1,017,668
2.50%, 3/1/2017	350,000	361,409
2.55%, 6/1/2019	2,500,000	2,536,353
3.50%, 6/1/2017	1,070,000	1,134,168
3.60%, 3/1/2016 (a)	2,492,000	2,606,479
5.85%, 11/1/2016	235,000	260,303
7.20%, 9/1/2015	1,215,000	1,303,486

		14,162,324

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Analog Devices, Inc. 3.00%, 4/15/2016 (a)	2,147,000	2,204,424
Applied Materials, Inc. 2.65%, 6/15/2016	1,652,000	1,709,260
Broadcom Corp. 2.38%, 11/1/2015	2,800,000	2,861,793
Intel Corp. 1.95%, 10/1/2016	6,000,000	6,152,347
Texas Instruments, Inc.:
0.45%, 8/3/2015	2,900,000	2,894,697
0.88%, 3/12/2017 (a)	2,200,000	2,194,774
2.38%, 5/16/2016	3,500,000	3,611,744

		21,629,039

SOFTWARE — 0.9%
CA, Inc. 6.13%, 12/1/2014 (a)	2,500,000	2,558,222
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	1,635,000	1,634,325
Fiserv, Inc. 3.13%, 10/1/2015	2,119,000	2,177,222
Intuit, Inc. 5.75%, 3/15/2017	3,950,000	4,405,166
Microsoft Corp.:
1.63%, 9/25/2015	7,550,000	7,662,841
2.50%, 2/8/2016	2,200,000	2,268,046
Oracle Corp. 5.25%, 1/15/2016	5,825,000	6,237,528
Symantec Corp. 2.75%, 9/15/2015	4,350,000	4,451,077

		31,394,427

SPECIALTY RETAIL — 1.2%
AutoZone, Inc.:
1.30%, 1/13/2017	2,725,000	2,734,199
5.50%, 11/15/2015	3,241,000	3,448,036
Costco Wholesale Corp.:
0.65%, 12/7/2015	4,650,000	4,656,049
1.13%, 12/15/2017	5,000,000	4,973,150
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	1,125,000	1,152,929
5.00%, 10/15/2015	3,362,000	3,548,982
6.10%, 9/15/2017	35,000	39,896
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	4,180,000	4,910,047
The Home Depot, Inc. 5.40%, 3/1/2016 (a)	11,358,000	12,249,047
TJX Cos., Inc. 4.20%, 8/15/2015	515,000	534,468
Wal-Mart Stores, Inc. 1.50%, 10/25/2015	3,350,000	3,395,732

		41,642,535

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Apple, Inc.:
0.45%, 5/3/2016 (a)	4,250,000	4,239,231
1.05%, 5/5/2017	10,175,000	10,170,895
Computer Sciences Corp. 2.50%, 9/15/2015	2,996,000	3,047,567
Hewlett-Packard Co.:
2.13%, 9/13/2015	7,100,000	7,215,627
2.20%, 12/1/2015	2,349,000	2,396,609
2.60%, 9/15/2017	1,950,000	2,009,168
2.65%, 6/1/2016	4,475,000	4,609,736
3.00%, 9/15/2016	7,179,000	7,465,955
3.30%, 12/9/2016	5,150,000	5,401,689
5.40%, 3/1/2017	150,000	165,298
International Business Machines Corp.:
0.45%, 5/6/2016	2,750,000	2,737,969

See accompanying notes to financial statements.

148

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

1.25%, 2/8/2018	$5,870,000	$5,819,547
1.95%, 7/22/2016	7,829,000	8,011,013
1.95%, 2/12/2019 (a)	267,000	267,399
2.00%, 1/5/2016	4,100,000	4,176,321
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (b)	1,500,000	1,687,500

		69,421,524

THRIFTS & MORTGAGE FINANCE — 0.3%
Murray Street Investment Trust I 4.65%, 3/9/2017	5,650,000	6,111,579
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	2,460,000	2,514,302
4.63%, 4/19/2016	1,616,000	1,710,239

		10,336,120

TOBACCO — 0.7%
Altria Group, Inc. 4.13%, 9/11/2015	7,226,000	7,514,622
Lorillard Tobacco Co.:
2.30%, 8/21/2017	474,000	482,735
3.50%, 8/4/2016 (a)	6,205,000	6,488,531
Philip Morris International, Inc.:
1.63%, 3/20/2017	150,000	152,369
2.50%, 5/16/2016	4,900,000	5,069,699
Reynolds American, Inc.:
1.05%, 10/30/2015	4,233,000	4,229,713
6.75%, 6/15/2017	296,000	340,162

		24,277,831

TRADING COMPANIES & DISTRIBUTORS — 0.2%
GATX Corp.:
1.25%, 3/4/2017	3,100,000	3,089,896
4.75%, 5/15/2015	2,100,000	2,175,314

		5,265,210

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
America Movil SAB de CV 2.38%, 9/8/2016	8,000,000	8,191,900
BellSouth Corp. 5.20%, 12/15/2016	695,000	760,139
Deutsche Telekom International Finance BV 5.75%, 3/23/2016	7,150,000	7,729,071
Embarq Corp. 7.08%, 6/1/2016 (a)	6,100,000	6,801,500
Orange SA:
2.13%, 9/16/2015	5,509,000	5,589,309
2.75%, 9/14/2016	8,200,000	8,501,101
Telefonica Emisiones SAU:
3.99%, 2/16/2016	7,147,000	7,477,882
4.95%, 1/15/2015	3,375,000	3,450,300
6.42%, 6/20/2016	5,324,000	5,856,943
Vodafone Group PLC:
1.25%, 9/26/2017	4,200,000	4,171,625
1.63%, 3/20/2017	5,000,000	5,041,330
5.63%, 2/27/2017	6,030,000	6,706,060

		70,277,160

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,405,287,113)		3,415,880,042

	Shares
SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	70,889,638	70,889,638
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	34,402,468	34,402,468

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $105,292,106)		105,292,106

TOTAL INVESTMENTS — 102.1% (j)
(Cost $3,510,579,219)		3,521,172,148
OTHER ASSETS & LIABILITIES — (2.1)%		(72,986,142)

NET ASSETS — 100.0%		$3,448,186,006

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

149

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 99.0%
AEROSPACE & DEFENSE — 1.3%
Embraer SA 5.15%, 6/15/2022	$250,000	$270,000
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	147,960
2.25%, 7/15/2016	300,000	309,158
Honeywell International, Inc.:
4.25%, 3/1/2021	100,000	110,247
5.00%, 2/15/2019	315,000	355,835
5.30%, 3/15/2017 (a)	150,000	166,685
5.30%, 3/1/2018	150,000	169,995
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	53,074
4.75%, 7/15/2020	250,000	273,336
5.20%, 10/15/2019	250,000	280,001
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	155,770
4.25%, 11/15/2019	145,000	159,936
Northrop Grumman Corp.:
1.75%, 6/1/2018	200,000	199,113
3.25%, 8/1/2023	150,000	148,398
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	248,145
2.50%, 1/15/2023	300,000	287,516
Raytheon Co.:
3.13%, 10/15/2020	300,000	310,526
6.40%, 12/15/2018	150,000	178,805
Rockwell Collins, Inc. 3.70%, 12/15/2023	200,000	207,966
Textron, Inc.:
4.63%, 9/21/2016	100,000	106,738
5.95%, 9/21/2021	250,000	289,824
The Boeing Co. 4.88%, 2/15/2020	225,000	254,425
United Technologies Corp.:
1.80%, 6/1/2017	333,000	340,016
3.10%, 6/1/2022	100,000	101,494
4.50%, 4/15/2020	250,000	278,985
5.38%, 12/15/2017 (a)	320,000	363,755

		5,767,703

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.70%, 4/15/2023 (a)	100,000	94,957
4.00%, 1/15/2024 (a)	70,000	72,948
8.00%, 1/15/2019	150,000	186,826
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	129,487
United Parcel Service, Inc.:
2.45%, 10/1/2022	250,000	242,558
3.13%, 1/15/2021	250,000	259,411
5.13%, 4/1/2019	250,000	286,375

		1,272,562

AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024 (b)(c)	485,200	524,016
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	108,765	118,282
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 11/7/2021 (b)	179,358	193,707
Southwest Airlines Co. 5.75%, 12/15/2016	150,000	165,279
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018	150,244	169,775

		1,171,059

AUTO COMPONENTS — 0.2%
Delphi Corp. 4.15%, 3/15/2024	165,000	170,644
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	120,218
4.25%, 3/1/2021	250,000	268,945
5.00%, 3/30/2020	150,000	166,762
Magna International, Inc. 3.63%, 6/15/2024	150,000	151,814

		878,383

BANKS — 11.9%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	300,000	300,877
4.00%, 4/27/2016	250,000	263,953
4.00%, 3/13/2024	200,000	207,035
American Express Bank FSB 6.00%, 9/13/2017	300,000	342,277
American Express Centurion Bank 0.88%, 11/13/2015	550,000	551,465
Associated Banc-Corp. 5.13%, 3/28/2016	125,000	133,076
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	300,000	300,917
1.45%, 5/15/2018	250,000	247,130
1.88%, 10/6/2017	250,000	253,659
2.25%, 6/13/2019	430,000	433,261
Bank of Montreal:
1.30%, 7/15/2016	194,000	196,059
1.40%, 9/11/2017	250,000	249,965
2.38%, 1/25/2019	250,000	253,917
2.50%, 1/11/2017	400,000	414,183
2.55%, 11/6/2022	250,000	241,072
Bank of Nova Scotia:
0.95%, 3/15/2016	600,000	603,309
1.10%, 12/13/2016	150,000	150,455
1.38%, 7/15/2016	500,000	505,962
1.45%, 4/25/2018	300,000	297,372
2.55%, 1/12/2017	250,000	259,503
2.90%, 3/29/2016	250,000	259,810
4.38%, 1/13/2021	200,000	221,617
Barclays Bank PLC:
2.50%, 2/20/2019	150,000	152,118
3.75%, 5/15/2024	200,000	201,353
5.00%, 9/22/2016	650,000	707,146
5.13%, 1/8/2020	180,000	202,855

See accompanying notes to financial statements.

150

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.14%, 10/14/2020 (a)	$375,000	$410,347
BB&T Corp.:
1.60%, 8/15/2017	150,000	150,513
3.20%, 3/15/2016	250,000	259,218
3.95%, 4/29/2016	125,000	131,874
3.95%, 3/22/2022	250,000	262,490
4.90%, 6/30/2017	250,000	271,109
5.25%, 11/1/2019	250,000	281,646
BBVA US Senior SAU 4.66%, 10/9/2015	250,000	261,194
BNP Paribas 2.40%, 12/12/2018	200,000	201,618
BNP Paribas SA:
1.25%, 12/12/2016	150,000	149,948
1.38%, 3/17/2017	450,000	450,125
2.38%, 9/14/2017	300,000	306,997
2.70%, 8/20/2018 (a)	250,000	255,731
3.25%, 3/3/2023 (a)	300,000	295,144
3.60%, 2/23/2016	300,000	313,068
5.00%, 1/15/2021	350,000	389,141
BPCE SA:
2.50%, 12/10/2018 (a)	250,000	253,922
4.00%, 4/15/2024 (a)	250,000	255,331
Branch Banking & Trust Co.:
2.30%, 10/15/2018	150,000	152,134
2.85%, 4/1/2021	150,000	151,125
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	250,000	251,061
1.55%, 1/23/2018	300,000	300,326
2.35%, 12/11/2015	250,000	256,324
City National Corp/CA 5.25%, 9/15/2020	100,000	112,493
Comerica Bank:
5.20%, 8/22/2017	250,000	274,602
5.75%, 11/21/2016	183,000	201,960
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017	300,000	304,560
2.50%, 9/20/2018	300,000	307,780
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	200,000	203,999
3.38%, 1/19/2017	200,000	211,491
3.95%, 11/9/2022	250,000	253,956
4.50%, 1/11/2021	250,000	275,706
4.63%, 12/1/2023	500,000	528,838
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY:
1.70%, 3/19/2018	150,000	150,334
2.25%, 1/14/2019 (a)	300,000	303,655
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	450,000	476,036
Credit Suisse of New York, NY:
1.38%, 5/26/2017	150,000	150,471
2.30%, 5/28/2019	250,000	250,369
4.38%, 8/5/2020	250,000	272,532
5.30%, 8/13/2019	70,000	79,871
6.00%, 2/15/2018	250,000	284,976
Deutsche Bank AG 4.30%, 5/24/2028 (d)	325,000	319,065
Deutsche Bank AG London:
1.35%, 5/30/2017	250,000	250,040
1.40%, 2/13/2017	500,000	502,382
2.50%, 2/13/2019 (a)	700,000	712,938
3.70%, 5/30/2024	150,000	150,401
6.00%, 9/1/2017	120,000	136,379
Fifth Third Bancorp:
1.35%, 6/1/2017	300,000	300,628
3.50%, 3/15/2022	100,000	102,782
3.63%, 1/25/2016	150,000	156,132
4.30%, 1/16/2024	150,000	155,702
4.50%, 6/1/2018	125,000	135,311
Fifth Third Bank:
1.15%, 11/18/2016	250,000	249,714
1.45%, 2/28/2018	250,000	247,472
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	330,329
6.00%, 8/9/2017	250,000	278,246
HSBC Holdings PLC:
4.00%, 3/30/2022	260,000	276,599
4.25%, 3/14/2024 (a)	300,000	309,200
4.88%, 1/14/2022 (a)	150,000	168,119
5.10%, 4/5/2021	375,000	427,347
HSBC USA, Inc. 2.63%, 9/24/2018	250,000	257,765
Huntington BancShares, Inc.:
2.60%, 8/2/2018 (a)	250,000	254,333
7.00%, 12/15/2020	25,000	30,459
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	152,259
3.13%, 1/15/2016	700,000	719,136
3.88%, 1/16/2018	200,000	210,599
3.88%, 1/15/2019	300,000	314,596
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	250,000	281,626
6.00%, 10/1/2017	450,000	510,697
KeyBank NA 4.95%, 9/15/2015	200,000	209,542
KeyCorp:
3.75%, 8/13/2015	300,000	309,447
5.10%, 3/24/2021	340,000	385,705
Lloyds Bank PLC:
4.20%, 3/28/2017	150,000	162,207
4.88%, 1/21/2016	150,000	159,661
6.38%, 1/21/2021	150,000	181,238
Manufacturers & Traders Trust Co.:
2.30%, 1/30/2019	300,000	303,518
5.63%, 12/1/2021 (d)	250,000	258,883
National Australia Bank/New York:
1.60%, 8/7/2015	350,000	353,991
2.30%, 7/25/2018 (a)	300,000	305,407
2.75%, 3/9/2017	300,000	312,717
3.00%, 1/20/2023	300,000	292,958
PNC Bank NA:
1.15%, 11/1/2016	300,000	300,274

See accompanying notes to financial statements.

151

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

2.20%, 1/28/2019	$250,000	$252,184
2.25%, 7/2/2019	250,000	251,210
2.95%, 1/30/2023	200,000	195,281
3.80%, 7/25/2023	250,000	257,737
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	258,632
4.38%, 8/11/2020	150,000	164,366
5.13%, 2/8/2020 (a)	160,000	180,970
5.25%, 11/15/2015	250,000	264,764
5.63%, 2/1/2017	100,000	109,786
6.70%, 6/10/2019	250,000	300,507
Regions Financial Corp. 2.00%, 5/15/2018	250,000	248,281
Royal Bank of Canada:
1.20%, 1/23/2017	150,000	150,702
1.45%, 9/9/2016	150,000	151,835
1.50%, 1/16/2018	250,000	249,932
2.15%, 3/15/2019	256,000	257,623
2.20%, 7/27/2018	300,000	305,545
2.30%, 7/20/2016	100,000	103,060
2.63%, 12/15/2015	500,000	514,955
2.88%, 4/19/2016	300,000	311,790
Societe Generale SA:
2.63%, 10/1/2018 (a)	260,000	265,754
2.75%, 10/12/2017 (a)	150,000	155,079
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	300,000	300,637
1.50%, 1/18/2018	250,000	248,219
1.80%, 7/18/2017 (a)	250,000	252,118
2.45%, 1/10/2019	150,000	152,724
3.00%, 1/18/2023	250,000	245,049
3.20%, 7/18/2022	250,000	250,574
SunTrust Banks, Inc.:
2.75%, 5/1/2023	250,000	239,396
3.50%, 1/20/2017	150,000	157,566
3.60%, 4/15/2016	255,000	266,765
6.00%, 9/11/2017	300,000	338,493
7.25%, 3/15/2018	150,000	175,431
Svenska Handelsbanken AB:
1.63%, 3/21/2018 (a)	200,000	199,619
2.25%, 6/17/2019 (a)	750,000	756,055
2.50%, 1/25/2019 (a)	200,000	204,273
2.88%, 4/4/2017 (a)	150,000	156,944
3.13%, 7/12/2016	250,000	261,558
The Bank of New York Mellon Corp. 1.30%, 1/25/2018	300,000	295,701
The Huntington National Bank 2.20%, 4/1/2019	150,000	149,823
The PNC Financial Services Group, Inc. 3.90%, 4/29/2024	250,000	254,724
The Royal Bank of Scotland PLC:
1.88%, 3/31/2017	200,000	201,770
3.95%, 9/21/2015	250,000	259,062
The Toronto-Dominion Bank:
1.13%, 5/2/2017	300,000	299,671
1.40%, 4/30/2018	250,000	247,157
2.13%, 7/2/2019	200,000	200,068
2.38%, 10/19/2016 (a)	500,000	517,394
2.63%, 9/10/2018	250,000	257,799
UBS Preferred Funding Trust V 6.24%, 5/29/2049 (a)(d)	300,000	318,000
Union Bank NA:
1.50%, 9/26/2016	250,000	252,502
2.13%, 6/16/2017 (a)	150,000	152,509
2.63%, 9/26/2018	50,000	51,207
5.95%, 5/11/2016	255,000	277,575
US Bancorp:
1.95%, 11/15/2018	150,000	150,148
2.20%, 11/15/2016	250,000	257,000
3.00%, 3/15/2022	300,000	302,089
3.44%, 2/1/2016	150,000	155,453
3.70%, 1/30/2024	250,000	257,736
4.13%, 5/24/2021	450,000	488,269
Vesey Street Investment Trust I 4.40%, 9/1/2016	300,000	319,768
Wachovia Corp.:
5.63%, 10/15/2016	157,000	172,979
5.75%, 6/15/2017	300,000	338,916
5.75%, 2/1/2018	400,000	456,442
Wells Fargo & Co.:
1.15%, 6/2/2017	300,000	299,447
1.25%, 7/20/2016	440,000	443,495
1.50%, 7/1/2015	250,000	252,218
1.50%, 1/16/2018	400,000	398,410
2.10%, 5/8/2017	100,000	102,475
2.13%, 4/22/2019	150,000	150,129
2.15%, 1/15/2019 (a)	637,000	641,791
2.63%, 12/15/2016	250,000	259,466
3.00%, 1/22/2021	100,000	101,937
3.45%, 2/13/2023	1,000,000	995,007
3.50%, 3/8/2022	150,000	155,451
3.68%, 6/15/2016	500,000	527,259
4.48%, 1/16/2024	350,000	369,829
4.60%, 4/1/2021	100,000	111,210
5.13%, 9/15/2016	15,000	16,274
5.63%, 12/11/2017	500,000	567,820
6.00%, 11/15/2017	335,000	382,905
Westpac Banking Corp.:
0.95%, 1/12/2016	150,000	150,857
1.20%, 5/19/2017	197,000	196,920
1.60%, 1/12/2018	350,000	350,505
2.00%, 8/14/2017	100,000	102,058
2.25%, 1/17/2019 (a)	300,000	303,531
3.00%, 8/4/2015	300,000	307,693
3.00%, 12/9/2015	500,000	517,102
4.88%, 11/19/2019	300,000	337,154
Zions Bancorporation 4.50%, 3/27/2017	250,000	266,058

		54,176,342

BEVERAGES — 2.6%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	300,000	301,246
1.25%, 1/17/2018	150,000	148,577
2.15%, 2/1/2019	200,000	201,080
2.63%, 1/17/2023	250,000	239,555
3.70%, 2/1/2024	250,000	256,346
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	150,452

See accompanying notes to financial statements.

152

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

1.38%, 7/15/2017	$988,000	$991,837
2.50%, 7/15/2022	300,000	287,954
2.88%, 2/15/2016	45,000	46,681
5.38%, 1/15/2020	365,000	420,065
7.75%, 1/15/2019	450,000	555,652
Beam, Inc. 1.75%, 6/15/2018	250,000	245,985
Coca-Cola Enterprises, Inc.:
2.13%, 9/15/2015	250,000	254,242
3.50%, 9/15/2020	150,000	156,236
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	300,000	302,216
3.88%, 11/26/2023	200,000	204,071
Diageo Capital PLC:
1.50%, 5/11/2017	450,000	454,490
2.63%, 4/29/2023	150,000	143,327
4.83%, 7/15/2020	250,000	282,046
5.75%, 10/23/2017	475,000	541,378
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	43,034
2.60%, 1/15/2019	200,000	203,213
3.20%, 11/15/2021	200,000	202,840
6.82%, 5/1/2018	400,000	463,952
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	235,662
PepsiCo, Inc.:
0.70%, 8/13/2015	150,000	150,235
0.95%, 2/22/2017	300,000	299,965
1.25%, 8/13/2017	200,000	200,645
2.25%, 1/7/2019 (a)	150,000	152,943
2.50%, 5/10/2016	300,000	309,902
2.75%, 3/5/2022	300,000	297,788
2.75%, 3/1/2023	150,000	145,840
3.00%, 8/25/2021	320,000	324,170
3.13%, 11/1/2020	250,000	260,050
3.60%, 3/1/2024	129,000	132,771
5.00%, 6/1/2018	285,000	320,512
The Coca-Cola Co.:
1.50%, 11/15/2015	300,000	304,061
1.65%, 3/14/2018 (a)	250,000	252,103
1.65%, 11/1/2018	200,000	200,200
1.80%, 9/1/2016	200,000	204,466
2.45%, 11/1/2020	250,000	251,080
3.15%, 11/15/2020	270,000	281,475
3.20%, 11/1/2023 (a)	250,000	251,656
3.30%, 9/1/2021	300,000	312,898

		11,984,897

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.25%, 5/22/2017	150,000	149,896
2.20%, 5/22/2019	200,000	199,208
2.30%, 6/15/2016	300,000	308,367
2.50%, 11/15/2016	300,000	309,601
3.45%, 10/1/2020	300,000	312,398
3.63%, 5/15/2022	150,000	154,823
3.63%, 5/22/2024	150,000	151,311
3.88%, 11/15/2021	300,000	316,972
4.10%, 6/15/2021 (a)	100,000	107,473
5.85%, 6/1/2017	100,000	112,384
6.15%, 6/1/2018	150,000	173,853
Biogen Idec, Inc. 6.88%, 3/1/2018 (a)	150,000	174,879
Celgene Corp.:
1.90%, 8/15/2017	300,000	303,973
3.25%, 8/15/2022	550,000	547,369
3.63%, 5/15/2024	450,000	451,005
4.00%, 8/15/2023	100,000	103,736
Genentech, Inc. 4.75%, 7/15/2015	150,000	156,583
Gilead Sciences, Inc.:
3.70%, 4/1/2024	250,000	256,707
4.40%, 12/1/2021	250,000	273,818
4.50%, 4/1/2021	175,000	192,924
Life Technologies Corp.:
3.50%, 1/15/2016	300,000	310,915
6.00%, 3/1/2020	250,000	291,272

		5,359,467

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	397,436

BUILDING PRODUCTS — 0.2%
Martin Marietta Materials, Inc. 4.25%, 7/2/2024 (c)	55,000	55,235
Owens Corning:
4.20%, 12/15/2022	600,000	609,709
9.00%, 6/15/2019	45,000	56,384

		721,328

CAPITAL MARKETS — 5.1%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	100,000	103,047
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	171,120
Ares Capital Corp. 4.88%, 11/30/2018	100,000	106,393
BlackRock, Inc.:
3.38%, 6/1/2022	50,000	51,428
5.00%, 12/10/2019	56,000	63,459
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (d)	200,000	208,000
HSBC USA, Inc. 1.63%, 1/16/2018	200,000	200,461
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	384,473
Morgan Stanley:
2.13%, 4/25/2018	368,000	371,358
2.50%, 1/24/2019	150,000	151,774
3.45%, 11/2/2015	600,000	620,606
3.75%, 2/25/2023 (a)	896,000	911,402
3.80%, 4/29/2016	1,750,000	1,835,942
3.88%, 4/29/2024	750,000	758,397
4.10%, 5/22/2023	250,000	253,393
4.75%, 3/22/2017	150,000	163,326
4.88%, 11/1/2022	150,000	161,448
5.50%, 1/26/2020	250,000	285,885
5.50%, 7/28/2021 (a)	700,000	805,146
5.55%, 4/27/2017	300,000	333,318

See accompanying notes to financial statements.

153

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.63%, 9/23/2019	$435,000	$499,468
5.75%, 10/18/2016	600,000	660,098
5.75%, 1/25/2021	50,000	58,245
5.95%, 12/28/2017	450,000	511,871
6.63%, 4/1/2018	400,000	466,882
7.30%, 5/13/2019	400,000	487,945
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	157,359
3.45%, 11/4/2020	100,000	105,743
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	166,876
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	120,236
1.97%, 6/20/2017	150,000	152,983
2.10%, 8/1/2018	120,000	120,581
2.20%, 5/15/2019	300,000	301,415
2.30%, 7/28/2016	70,000	72,217
The Bank Of New York Mellon Corp. 3.40%, 5/15/2024	450,000	457,226
The Bank of New York Mellon Corp.:
3.55%, 9/23/2021	175,000	183,589
3.65%, 2/4/2024 (a)	150,000	154,412
4.15%, 2/1/2021	250,000	271,925
4.60%, 1/15/2020	39,000	43,135
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	275,608
5.55%, 1/22/2017	500,000	550,974
7.25%, 2/1/2018	345,000	409,881
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	325,000	329,995
2.63%, 1/31/2019	150,000	151,938
2.90%, 7/19/2018	300,000	308,965
3.63%, 2/7/2016	1,150,000	1,198,749
3.63%, 1/22/2023	550,000	552,313
3.70%, 8/1/2015	1,050,000	1,081,518
3.85%, 7/8/2024	118,000	117,847
4.00%, 3/3/2024	865,000	881,152
5.25%, 7/27/2021	650,000	729,904
5.38%, 3/15/2020	400,000	452,240
5.63%, 1/15/2017	855,000	940,633
5.75%, 1/24/2022	700,000	810,538
5.95%, 1/18/2018	900,000	1,020,947
6.00%, 6/15/2020	250,000	290,683
6.15%, 4/1/2018	60,000	68,703
7.50%, 2/15/2019	300,000	366,169

		23,471,339

CHEMICALS — 1.9%
Agrium, Inc. 3.50%, 6/1/2023	50,000	49,819
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,353
4.38%, 8/21/2019	100,000	110,379
Airgas, Inc. 1.65%, 2/15/2018	250,000	247,597
CF Industries, Inc. 7.13%, 5/1/2020 (a)	350,000	430,381
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	250,000	242,929
4.25%, 4/1/2021	50,000	54,534
4.63%, 1/15/2020	150,000	167,990
5.25%, 12/15/2016	250,000	275,331
5.75%, 3/15/2019	450,000	524,841
6.00%, 7/15/2018	250,000	291,832
Eastman Chemical Co.:
2.40%, 6/1/2017	450,000	463,279
3.00%, 12/15/2015	150,000	154,525
3.60%, 8/15/2022	150,000	153,754
Ecolab, Inc.:
1.00%, 8/9/2015	94,000	94,197
4.35%, 12/8/2021	300,000	327,702
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	48,396
Lubrizol Corp. 8.88%, 2/1/2019	150,000	192,847
LYB International Finance BV 4.00%, 7/15/2023	40,000	41,926
LyondellBasell Industries NV 5.00%, 4/15/2019	300,000	336,015
Methanex Corp. 3.25%, 12/15/2019	100,000	102,476
Monsanto Co.:
1.15%, 6/30/2017	200,000	200,151
2.20%, 7/15/2022	150,000	141,203
2.75%, 4/15/2016	100,000	103,531
3.38%, 7/15/2024	150,000	150,845
NewMarket Corp. 4.10%, 12/15/2022	50,000	50,832
Potash Corp. of Saskatchewan, Inc.:
3.75%, 9/30/2015	260,000	269,634
4.88%, 3/30/2020 (a)	150,000	168,036
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	240,815
6.65%, 3/15/2018	100,000	116,884
Praxair, Inc.:
1.25%, 11/7/2018	250,000	244,190
2.20%, 8/15/2022	150,000	141,536
2.45%, 2/15/2022	250,000	242,564
3.25%, 9/15/2015	250,000	257,918
4.05%, 3/15/2021	100,000	108,307
RPM International, Inc. 6.13%, 10/15/2019	300,000	346,983
The Dow Chemical Co.:
2.50%, 2/15/2016	250,000	256,800
3.00%, 11/15/2022	150,000	147,621
4.13%, 11/15/2021 (a)	150,000	160,578
4.25%, 11/15/2020	40,000	43,299
8.55%, 5/15/2019	160,000	205,615
The Mosaic Co. 3.75%, 11/15/2021	150,000	155,923
The Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	249,879
Valspar Corp. 4.20%, 1/15/2022	50,000	52,507
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,865

		8,451,619

See accompanying notes to financial statements.

154

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. 3.35%, 4/15/2023	$100,000	$96,028
Cintas Corp.:
4.30%, 6/1/2021	250,000	266,659
6.13%, 12/1/2017	100,000	113,328
Pitney Bowes, Inc.:
5.75%, 9/15/2017	150,000	167,801
6.25%, 3/15/2019	135,000	153,429
Princeton University 4.95%, 3/1/2019	3,000	3,403
Republic Services, Inc.:
3.55%, 6/1/2022	250,000	256,469
3.80%, 5/15/2018	300,000	321,342
5.50%, 9/15/2019	305,000	349,265
The Western Union Co.:
5.25%, 4/1/2020 (a)	135,000	147,901
5.93%, 10/1/2016	150,000	164,263
Total System Services, Inc. 2.38%, 6/1/2018	100,000	99,729
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	150,397
4.60%, 3/1/2021	210,000	231,187
7.38%, 3/11/2019	150,000	183,640

		2,704,841

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
1.10%, 3/3/2017 (a)	690,000	691,552
2.13%, 3/1/2019	300,000	301,315
2.90%, 3/4/2021	55,000	55,849
3.15%, 3/14/2017	150,000	157,573
3.63%, 3/4/2024	150,000	154,038
4.45%, 1/15/2020	150,000	165,156
4.95%, 2/15/2019	320,000	357,782
5.50%, 2/22/2016	300,000	323,673
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	35,994
4.60%, 3/15/2021	100,000	107,651
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	248,857
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	259,836

		2,859,276

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	252,166
2.88%, 5/8/2022	100,000	98,940
Fluor Corp. 3.38%, 9/15/2021	250,000	255,094
URS Corp. 5.00%, 4/1/2022	150,000	153,000

		759,200

CONSUMER FINANCE — 1.0%
Capital One Financial Corp. 2.45%, 4/24/2019	150,000	151,164
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	250,000	250,574
1.35%, 9/6/2016	600,000	606,352
1.63%, 6/1/2017	100,000	101,116
2.05%, 8/1/2016	500,000	513,319
3.30%, 6/9/2024	200,000	200,379
7.15%, 2/15/2019	250,000	306,245
Discover Financial Services:
3.85%, 11/21/2022	350,000	356,345
5.20%, 4/27/2022	100,000	110,694
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,200
1.20%, 10/10/2017	250,000	248,926
1.70%, 1/15/2020	150,000	144,995
1.85%, 9/15/2016	250,000	255,402
1.95%, 12/13/2018	150,000	150,472
2.25%, 4/17/2019	150,000	151,802
2.80%, 9/18/2017	250,000	258,846
2.80%, 3/4/2021 (a)	200,000	201,994
3.90%, 7/12/2021	150,000	160,786
5.75%, 9/10/2018	350,000	402,878

		4,772,489

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	159,600
Packaging Corp. of America 4.50%, 11/1/2023	33,000	35,290
Rock Tenn Co. 4.90%, 3/1/2022	200,000	218,012

		412,902

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	281,814
Yale University 2.09%, 4/15/2019	100,000	101,049

		382,863

DIVERSIFIED FINANCIAL SERVICES — 13.8%
Air Lease Corp.:
3.38%, 1/15/2019 (a)	150,000	154,684
3.88%, 4/1/2021 (a)	50,000	50,700
4.75%, 3/1/2020 (a)	250,000	270,900
American Express Co.:
1.55%, 5/22/2018	50,000	49,670
2.65%, 12/2/2022	250,000	243,214
6.15%, 8/28/2017	150,000	171,649
6.80%, 9/1/2066 (d)	200,000	219,500
7.00%, 3/19/2018	300,000	356,117
8.13%, 5/20/2019	305,000	385,429
American Express Credit Corp.:
2.13%, 7/27/2018	250,000	253,709
2.13%, 3/18/2019	200,000	200,705
2.75%, 9/15/2015	400,000	410,173
2.80%, 9/19/2016	150,000	155,975
American Honda Finance Corp.:
1.13%, 10/7/2016	300,000	301,991
2.13%, 10/10/2018	200,000	202,860
Ameriprise Financial, Inc. 5.65%, 11/15/2015	125,000	133,240

See accompanying notes to financial statements.

155

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Associates Corp. of North America 6.95%, 11/1/2018	$250,000	$297,950
Bank of America Corp.:
1.25%, 1/11/2016	300,000	301,550
1.50%, 10/9/2015	600,000	605,008
2.00%, 1/11/2018	400,000	402,096
2.60%, 1/15/2019	114,000	115,338
2.65%, 4/1/2019	400,000	404,711
3.30%, 1/11/2023	800,000	787,281
3.63%, 3/17/2016	750,000	783,196
3.70%, 9/1/2015	300,000	309,871
3.75%, 7/12/2016	300,000	315,432
3.88%, 3/22/2017 (a)	300,000	319,660
4.00%, 4/1/2024	650,000	664,349
4.10%, 7/24/2023	150,000	155,550
4.13%, 1/22/2024	700,000	721,630
4.75%, 8/1/2015	250,000	260,521
5.00%, 5/13/2021	350,000	389,979
5.25%, 12/1/2015	600,000	634,387
5.63%, 7/1/2020	400,000	460,206
5.65%, 5/1/2018	525,000	594,820
5.70%, 1/24/2022	250,000	289,553
5.75%, 8/15/2016	300,000	326,735
5.75%, 12/1/2017	400,000	451,210
5.88%, 1/5/2021	600,000	699,898
6.00%, 9/1/2017	200,000	225,973
6.05%, 5/16/2016	150,000	162,923
6.50%, 8/1/2016	650,000	719,117
6.88%, 4/25/2018	767,000	901,368
7.63%, 6/1/2019	150,000	185,152
Bank of America NA 5.30%, 3/15/2017	400,000	438,642
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	102,862
2.90%, 8/15/2018	50,000	52,381
4.70%, 10/27/2019	250,000	282,350
BP Capital Markets PLC:
3.13%, 10/1/2015	250,000	258,043
3.20%, 3/11/2016	450,000	470,015
4.50%, 10/1/2020	250,000	276,532
Capital One Bank USA NA:
1.20%, 2/13/2017	250,000	249,779
2.30%, 6/5/2019	750,000	754,260
8.80%, 7/15/2019	895,000	1,149,321
Capital One Financial Corp.:
3.15%, 7/15/2016	560,000	583,559
6.15%, 9/1/2016	250,000	275,937
Citigroup, Inc.:
1.25%, 1/15/2016	350,000	351,607
1.30%, 4/1/2016	400,000	402,014
1.70%, 7/25/2016	300,000	303,614
1.75%, 5/1/2018	150,000	148,754
2.55%, 4/8/2019	900,000	908,229
3.38%, 3/1/2023 (a)	168,000	166,842
3.50%, 5/15/2023	250,000	243,885
3.75%, 6/16/2024	250,000	251,293
3.88%, 10/25/2023	250,000	256,042
3.95%, 6/15/2016	178,000	187,767
4.50%, 1/14/2022	310,000	336,419
4.59%, 12/15/2015	900,000	947,622
5.30%, 1/7/2016	250,000	266,028
5.38%, 8/9/2020	100,000	113,600
5.50%, 2/15/2017	540,000	592,772
5.85%, 8/2/2016	500,000	548,202
6.13%, 11/21/2017	250,000	285,703
6.13%, 5/15/2018	250,000	287,974
8.50%, 5/22/2019	290,000	370,008
Credit Suisse USA, Inc.:
5.13%, 8/15/2015	300,000	314,781
5.38%, 3/2/2016	300,000	321,286
5.85%, 8/16/2016	250,000	275,627
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	500,000	502,189
1.70%, 5/9/2016	250,000	253,168
1.72%, 12/6/2017	500,000	501,155
2.38%, 1/16/2018	250,000	255,119
2.38%, 3/12/2019	300,000	301,313
2.88%, 10/1/2018 (a)	300,000	309,947
3.00%, 6/12/2017	300,000	312,710
4.25%, 2/3/2017	842,000	903,367
4.38%, 8/6/2023	250,000	266,763
5.00%, 5/15/2018	250,000	277,749
5.63%, 9/15/2015	150,000	158,367
5.75%, 2/1/2021	250,000	290,669
5.88%, 8/2/2021	150,000	175,906
6.63%, 8/15/2017	350,000	402,603
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	145,830
General Electric Capital Corp.:
1.00%, 1/8/2016	750,000	754,432
1.50%, 7/12/2016	250,000	253,372
1.63%, 7/2/2015	750,000	758,137
1.63%, 4/2/2018	250,000	249,990
2.30%, 4/27/2017	300,000	309,176
2.30%, 1/14/2019	300,000	305,639
2.90%, 1/9/2017	600,000	627,337
3.10%, 1/9/2023	175,000	173,996
3.45%, 5/15/2024	250,000	250,665
4.38%, 9/16/2020	150,000	164,665
4.63%, 1/7/2021	225,000	250,476
4.65%, 10/17/2021	250,000	277,746
5.00%, 1/8/2016	750,000	799,144
5.30%, 2/11/2021 (a)	395,000	449,677
5.40%, 2/15/2017	550,000	609,985
5.50%, 1/8/2020	150,000	173,686
5.63%, 9/15/2017	250,000	282,871
5.63%, 5/1/2018	670,000	767,825
6.00%, 8/7/2019	250,000	295,908
6.38%, 11/15/2067 (d)	150,000	167,812
HSBC Finance Corp. 6.68%, 1/15/2021	500,000	597,333
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	200,000	210,013
Jefferies Group LLC 5.13%, 1/20/2023	367,000	392,061
JPMorgan Chase & Co.:
1.13%, 2/26/2016	250,000	251,172
1.35%, 2/15/2017	450,000	451,685

See accompanying notes to financial statements.

156

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

1.63%, 5/15/2018	$850,000	$844,270
2.00%, 8/15/2017	250,000	254,071
2.35%, 1/28/2019 (a)	250,000	252,975
2.60%, 1/15/2016	600,000	615,751
3.15%, 7/5/2016	1,000,000	1,042,115
3.20%, 1/25/2023	600,000	596,550
3.25%, 9/23/2022	300,000	300,479
3.38%, 5/1/2023 (a)	250,000	245,260
3.45%, 3/1/2016	500,000	521,560
3.63%, 5/13/2024	350,000	351,656
3.88%, 2/1/2024 (a)	200,000	206,266
4.35%, 8/15/2021	1,025,000	1,110,561
4.40%, 7/22/2020	300,000	327,694
4.50%, 1/24/2022	450,000	491,630
4.63%, 5/10/2021	300,000	330,645
5.15%, 10/1/2015	300,000	315,582
6.13%, 6/27/2017	250,000	281,993
6.30%, 4/23/2019	1,000,000	1,178,366
Lazard Group LLC:
4.25%, 11/14/2020	71,000	74,114
6.85%, 6/15/2017	145,000	164,572
Legg Mason, Inc. 2.70%, 7/15/2019	150,000	151,227
Leucadia National Corp. 5.50%, 10/18/2023	200,000	211,623
Merrill Lynch & Co., Inc.:
5.30%, 9/30/2015	250,000	263,677
6.40%, 8/28/2017	700,000	799,407
6.50%, 7/15/2018	300,000	347,377
6.88%, 11/15/2018	300,000	357,102
Moody’s Corp. 4.50%, 9/1/2022	250,000	264,014
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	250,000	249,782
4.75%, 4/30/2043 (d)	100,000	95,500
5.45%, 2/1/2018	250,000	279,440
10.38%, 11/1/2018	185,000	247,665
Nomura Holdings, Inc.:
2.00%, 9/13/2016 (a)	250,000	253,649
4.13%, 1/19/2016	202,000	211,383
6.70%, 3/4/2020	155,000	186,437
ORIX Corp.:
3.75%, 3/9/2017	150,000	158,556
5.00%, 1/12/2016 (a)	300,000	318,066
PACCAR Financial Corp.:
0.70%, 11/16/2015	150,000	150,393
1.15%, 8/16/2016	150,000	151,076
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	426,000	433,898
4.38%, 3/16/2016	300,000	317,239
5.63%, 8/24/2020	250,000	286,462
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	277,604
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	65,888
5.55%, 1/15/2020	246,000	271,895
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	200,000	199,908
1.38%, 1/10/2018	250,000	249,564
1.75%, 5/22/2017	300,000	305,410
2.00%, 9/15/2016	50,000	51,321
2.00%, 10/24/2018	300,000	302,778
2.10%, 1/17/2019	500,000	504,423
2.63%, 1/10/2023	150,000	145,165
2.80%, 1/11/2016	150,000	155,177
3.30%, 1/12/2022	300,000	308,529
3.40%, 9/15/2021	150,000	156,057
4.25%, 1/11/2021	150,000	164,513
UBS AG of Stamford, CT:
4.88%, 8/4/2020 (a)	22,000	24,726
5.75%, 4/25/2018	221,000	253,425
5.88%, 7/15/2016	500,000	546,680
5.88%, 12/20/2017	233,000	266,194

		63,190,728

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
America Movil SAB de CV 5.00%, 10/16/2019	250,000	280,449
AT&T, Inc.:
0.80%, 12/1/2015	300,000	300,385
0.90%, 2/12/2016	300,000	300,342
1.40%, 12/1/2017	150,000	149,182
1.60%, 2/15/2017	50,000	50,509
1.70%, 6/1/2017	250,000	252,391
2.30%, 3/11/2019	300,000	301,382
2.50%, 8/15/2015	250,000	255,137
2.63%, 12/1/2022	250,000	239,511
2.95%, 5/15/2016	250,000	259,451
3.00%, 2/15/2022	300,000	298,630
3.88%, 8/15/2021	150,000	159,174
5.60%, 5/15/2018	150,000	170,646
5.80%, 2/15/2019	450,000	520,048
British Telecommunications PLC:
1.25%, 2/14/2017	750,000	750,299
1.63%, 6/28/2016	250,000	253,179
5.95%, 1/15/2018	100,000	114,329
Harris Corp. 6.38%, 6/15/2019	100,000	115,702
Qwest Corp.:
6.50%, 6/1/2017	350,000	395,500
6.75%, 12/1/2021	450,000	516,375
Telefonica Emisiones SAU 3.19%, 4/27/2018	200,000	208,909
Verizon Communications, Inc.:
1.10%, 11/1/2017	250,000	246,885
1.35%, 6/9/2017	900,000	900,921
2.00%, 11/1/2016	300,000	306,280
2.45%, 11/1/2022	250,000	234,146
2.50%, 9/15/2016	674,000	695,117
2.55%, 6/17/2019	200,000	201,789
3.00%, 4/1/2016	250,000	259,498
3.50%, 11/1/2021	50,000	51,509
3.65%, 9/14/2018	1,000,000	1,066,681
4.15%, 3/15/2024	250,000	260,582
4.50%, 9/15/2020	493,000	540,189
4.60%, 4/1/2021	250,000	275,113
4.90%, 9/15/2015	250,000	262,709

See accompanying notes to financial statements.

157

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.15%, 9/15/2023	$1,850,000	$2,071,770

		13,264,719

ELECTRIC UTILITIES — 4.2%
Alabama Power Co. 0.55%, 10/15/2015 (a)	100,000	100,053
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	226,554
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	250,000	253,091
5.90%, 10/1/2016	150,000	166,172
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	400,000	412,254
Carolina Power & Light Co. 5.30%, 1/15/2019	100,000	114,269
CMS Energy Corp. 5.05%, 2/15/2018	250,000	277,844
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	104,086
4.00%, 8/1/2020	60,000	64,642
5.80%, 3/15/2018	520,000	594,708
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	158,000	179,340
6.65%, 4/1/2019	155,000	185,277
Consumers Energy Co.:
3.38%, 8/15/2023	100,000	102,688
5.65%, 9/15/2018	100,000	115,016
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	271,802
Delmarva Power & Light Co. 3.50%, 11/15/2023	150,000	153,807
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (c)	250,000	249,605
DTE Electric Co. 3.65%, 3/15/2024	450,000	467,625
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	101,818
3.90%, 6/15/2021	150,000	161,765
Duke Energy Corp.:
1.63%, 8/15/2017	300,000	302,656
2.10%, 6/15/2018	250,000	252,603
3.05%, 8/15/2022	250,000	248,086
3.55%, 9/15/2021	200,000	208,554
Duke Energy Florida, Inc. 5.65%, 6/15/2018	300,000	343,709
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	250,000	287,106
Duke Energy Progress, Inc. 5.25%, 12/15/2015	320,000	341,247
Edison International 3.75%, 9/15/2017	350,000	373,820
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,501
Entergy Corp.:
3.63%, 9/15/2015	300,000	308,646
5.13%, 9/15/2020	300,000	333,579
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	247,531
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	104,346
4.25%, 6/15/2022	100,000	104,155
Florida Power Corp. 3.10%, 8/15/2021	210,000	215,273
FPL Group Capital, Inc. 6.00%, 3/1/2019	470,000	546,610
Georgia Power Co.:
0.75%, 8/10/2015	100,000	100,156
4.25%, 12/1/2019	110,000	121,124
5.70%, 6/1/2017	100,000	112,539
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	83,150
5.29%, 6/15/2022	250,000	284,242
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	199,589
ITC Holdings Corp. 3.65%, 6/15/2024	50,000	49,885
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	253,201
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	316,954
Mississippi Power Co. 2.35%, 10/15/2016	250,000	256,306
National Fuel Gas Co. 3.75%, 3/1/2023	175,000	172,101
Nevada Power Co. 6.50%, 8/1/2018	305,000	358,870
NextEra Energy Capital Holdings, Inc. 2.60%, 9/1/2015	300,000	306,402
Nisource Finance Corp.:
6.13%, 3/1/2022	250,000	295,488
6.40%, 3/15/2018	250,000	288,839
Northeast Utilities 1.45%, 5/1/2018	250,000	244,081
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	143,831
Ohio Power Co.:
5.38%, 10/1/2021	250,000	292,011
6.05%, 5/1/2018	250,000	287,716
Oncor Electric Delivery Co. LLC 2.15%, 6/1/2019 (c)	550,000	550,602
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	300,000	286,352
3.50%, 10/1/2020	250,000	262,483
8.25%, 10/15/2018	150,000	186,969
Peco Energy Co.:
1.20%, 10/15/2016	83,000	83,396
2.38%, 9/15/2022	100,000	96,066
PG&E Corp. 2.40%, 3/1/2019	200,000	201,356
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	51,549
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	59,829
3.50%, 12/1/2022	150,000	152,485
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	96,843
3.00%, 9/15/2021	100,000	102,035

See accompanying notes to financial statements.

158

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Progress Energy, Inc.:
4.40%, 1/15/2021	$150,000	$164,322
7.05%, 3/15/2019	256,000	310,234
PSEG Power LLC 5.13%, 4/15/2020	280,000	312,560
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	227,859
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	100,000	99,087
2.38%, 5/15/2023	250,000	237,203
Puget Energy, Inc. 6.00%, 9/1/2021	200,000	236,200
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	227,329
Southern California Edison Co. 3.88%, 6/1/2021	35,000	37,722
Southern Power Co. 4.88%, 7/15/2015	250,000	260,495
Southwestern Electric Power Co. 3.55%, 2/15/2022 (a)	250,000	256,578
Tampa Electric Co. 2.60%, 9/15/2022	150,000	146,010
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	168,413
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	150,000	179,888
The Detroit Edison Co.:
2.65%, 6/15/2022	150,000	147,275
3.45%, 10/1/2020	100,000	105,904
The Southern Co. 2.45%, 9/1/2018	90,000	92,134
Union Electric Co.:
3.50%, 4/15/2024	100,000	102,470
6.40%, 6/15/2017	250,000	284,004
6.70%, 2/1/2019	50,000	59,479
Virginia Electric and Power Co.:
3.45%, 2/15/2024	100,000	102,032
5.40%, 4/30/2018	155,000	176,203
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	286,133
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	164,626

		19,251,448

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc.:
5.00%, 7/15/2020	200,000	221,059
6.50%, 11/1/2017	400,000	460,346
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	97,113
5.00%, 4/15/2019	200,000	222,467
5.25%, 10/15/2018	60,000	68,490
Jabil Circuit, Inc. 4.70%, 9/15/2022 (a)	500,000	500,000
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	80,590
2.05%, 10/1/2018	250,000	250,039

		1,900,104

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 4.00%, 2/1/2022	150,000	153,379
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	164,213
Avnet, Inc. 6.63%, 9/15/2016	160,000	178,801
Corning, Inc. 1.45%, 11/15/2017	200,000	197,302
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	103,345
Tech Data Corp. 3.75%, 9/21/2017 (a)	100,000	102,860

		899,900

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp.:
4.50%, 6/1/2021	50,000	54,290
6.38%, 7/15/2018	250,000	292,807
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	98,601
Halliburton Co.:
1.00%, 8/1/2016	300,000	301,493
2.00%, 8/1/2018 (a)	100,000	101,076
3.25%, 11/15/2021 (a)	250,000	257,752
6.15%, 9/15/2019	125,000	148,980
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	161,974
9.25%, 1/15/2019	595,000	743,776
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	149,679
2.60%, 12/1/2022	100,000	96,411

		2,406,839

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.:
1.70%, 12/15/2019	250,000	245,812
5.50%, 3/15/2017	300,000	334,879
CVS Caremark Corp.:
1.20%, 12/5/2016	350,000	351,517
2.25%, 12/5/2018	139,000	140,607
4.13%, 5/15/2021	250,000	270,410
4.75%, 5/18/2020 (a)	300,000	329,034
5.75%, 6/1/2017	317,000	357,102
Safeway, Inc.:
4.75%, 12/1/2021 (b)	100,000	101,875
5.00%, 8/15/2019 (a)(b)	190,000	198,550
6.35%, 8/15/2017 (b)	300,000	339,000
Sysco Corp. 5.38%, 3/17/2019	200,000	228,207
Target Corp.:
2.30%, 6/26/2019 (a)	300,000	302,999
6.00%, 1/15/2018	260,000	299,615
The Kroger Co.:
2.30%, 1/15/2019	150,000	151,189
3.30%, 1/15/2021	150,000	153,192
3.40%, 4/15/2022	250,000	253,202
6.15%, 1/15/2020	300,000	351,635
6.40%, 8/15/2017	250,000	286,528

See accompanying notes to financial statements.

159

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	$550,000	$550,401
1.13%, 4/11/2018	150,000	148,171
1.95%, 12/15/2018	500,000	504,528
2.55%, 4/11/2023	250,000	240,856
2.80%, 4/15/2016	250,000	259,867
3.25%, 10/25/2020	300,000	314,716
3.30%, 4/22/2024	500,000	504,196
3.63%, 7/8/2020	100,000	106,724
4.25%, 4/15/2021	75,000	82,814
5.38%, 4/5/2017	50,000	55,921
5.80%, 2/15/2018	250,000	287,988
Walgreen Co.:
1.80%, 9/15/2017	150,000	151,382
3.10%, 9/15/2022	125,000	122,618
5.25%, 1/15/2019	250,000	282,673

		8,308,208

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	165,528
5.45%, 3/15/2018	300,000	339,929
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	260,805
Bunge, Ltd. 8.50%, 6/15/2019	150,000	187,678
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	104,696
4.25%, 4/15/2021	150,000	160,034
ConAgra Foods, Inc.:
1.35%, 9/10/2015	150,000	150,871
1.90%, 1/25/2018	251,000	251,639
2.10%, 3/15/2018	150,000	148,276
3.20%, 1/25/2023	250,000	241,473
7.00%, 4/15/2019	250,000	298,274
Delhaize Group SA 4.13%, 4/10/2019	100,000	105,396
General Mills, Inc.:
0.88%, 1/29/2016	80,000	80,171
3.15%, 12/15/2021	50,000	50,752
3.65%, 2/15/2024	111,000	113,056
5.70%, 2/15/2017	250,000	279,197
Ingredion, Inc. 1.80%, 9/25/2017	150,000	150,166
Kellogg Co.:
1.75%, 5/17/2017	200,000	202,338
1.88%, 11/17/2016	200,000	203,586
3.25%, 5/21/2018	35,000	36,836
4.15%, 11/15/2019	150,000	162,320
4.45%, 5/30/2016	300,000	319,105
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	325,000	333,704
3.50%, 6/6/2022	250,000	256,142
5.38%, 2/10/2020	150,000	170,365
6.13%, 8/23/2018	150,000	173,802
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	110,419
Mondelez International, Inc.:
2.25%, 2/1/2019	250,000	251,455
4.13%, 2/9/2016	260,000	273,511
5.38%, 2/10/2020	110,000	125,980
6.13%, 2/1/2018	300,000	345,098
6.13%, 8/23/2018	130,000	150,965
The Hershey Co. 1.50%, 11/1/2016	250,000	253,114
The Hillshire Brands Co. 2.75%, 9/15/2015	200,000	204,404
The JM Smucker Co. 3.50%, 10/15/2021	300,000	311,394
Tyson Foods, Inc. 4.50%, 6/15/2022	200,000	209,045
Unilever Capital Corp.:
0.85%, 8/2/2017	150,000	148,574
2.20%, 3/6/2019	250,000	253,612
4.25%, 2/10/2021	150,000	165,551

		7,749,261

GAS UTILITIES — 0.3%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	146,269
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	191,584
National Grid PLC 6.30%, 8/1/2016	680,000	752,494
ONE Gas, Inc. 2.07%, 2/1/2019 (c)	150,000	150,078
Questar Corp. 2.75%, 2/1/2016	315,000	319,852

		1,560,277

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Baxter International, Inc.:
1.85%, 1/15/2017	300,000	305,888
2.40%, 8/15/2022	200,000	189,358
3.20%, 6/15/2023	250,000	247,359
4.50%, 8/15/2019	150,000	166,578
Becton Dickinson and Co.:
3.13%, 11/8/2021	150,000	154,048
3.25%, 11/12/2020	250,000	257,603
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	290,698
6.40%, 6/15/2016	275,000	302,675
C.R. Bard, Inc.:
1.38%, 1/15/2018	100,000	99,072
2.88%, 1/15/2016	75,000	77,623
CareFusion Corp.:
3.30%, 3/1/2023	100,000	95,852
3.88%, 5/15/2024	150,000	150,692
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	96,796
6.00%, 10/15/2017	200,000	228,049
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	104,552
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	151,930
Johnson & Johnson 2.95%, 9/1/2020	250,000	260,374
Medtronic, Inc.:
2.63%, 3/15/2016	250,000	257,502
2.75%, 4/1/2023	300,000	289,819

See accompanying notes to financial statements.

160

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

3.13%, 3/15/2022	$250,000	$252,618
3.63%, 3/15/2024	200,000	204,955
4.45%, 3/15/2020	185,000	205,544
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	256,453
Stryker Corp. 2.00%, 9/30/2016	300,000	307,264
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	151,984

		5,105,286

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.:
1.50%, 11/15/2017	250,000	250,525
2.75%, 11/15/2022	250,000	240,588
3.95%, 9/1/2020	150,000	162,124
AmerisourceBergen Corp.:
3.40%, 5/15/2024	150,000	149,656
4.88%, 11/15/2019	250,000	280,526
Cardinal Health, Inc.:
3.20%, 3/15/2023	150,000	148,450
5.80%, 10/15/2016	250,000	276,730
Catholic Health Initiatives 2.95%, 11/1/2022	300,000	288,843
CIGNA Corp.:
4.00%, 2/15/2022	250,000	264,773
4.50%, 3/15/2021	150,000	164,339
5.13%, 6/15/2020	350,000	396,280
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	219,121
Express Scripts Holding Co.:
2.65%, 2/15/2017	350,000	363,112
3.90%, 2/15/2022	300,000	313,738
4.75%, 11/15/2021	250,000	276,344
Humana, Inc. 7.20%, 6/15/2018	260,000	309,250
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,888
2.50%, 11/1/2018	150,000	151,192
3.13%, 5/15/2016	250,000	258,840
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	150,000	161,504
5.45%, 11/1/2015	250,000	264,665
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	67,270
1.88%, 11/15/2016	250,000	255,656
3.38%, 11/15/2021	250,000	258,124
3.88%, 10/15/2020	250,000	263,870
4.70%, 2/15/2021 (a)	200,000	223,307
6.00%, 2/15/2018	250,000	286,580
WellPoint, Inc.:
3.13%, 5/15/2022	375,000	370,030
3.30%, 1/15/2023	250,000	249,125
4.35%, 8/15/2020	300,000	326,731
5.25%, 1/15/2016	200,000	213,397
5.88%, 6/15/2017	300,000	336,281
7.00%, 2/15/2019	45,000	53,552

		7,912,411

HOTELS, RESTAURANTS & LEISURE — 0.8%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	97,124
Carnival Corp.:
1.88%, 12/15/2017	250,000	250,338
3.95%, 10/15/2020	300,000	313,657
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	170,391
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	58,660
International Game Technology 5.50%, 6/15/2020	100,000	106,374
Marriott International, Inc.:
3.38%, 10/15/2020	167,000	170,659
6.38%, 6/15/2017	150,000	167,895
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	148,052
3.25%, 6/10/2024	150,000	150,794
3.50%, 7/15/2020	55,000	58,300
3.63%, 5/20/2021	50,000	53,155
5.30%, 3/15/2017 (a)	40,000	44,551
5.35%, 3/1/2018	190,000	216,102
5.80%, 10/15/2017	150,000	171,742
Starbucks Corp.:
3.85%, 10/1/2023	250,000	262,272
6.25%, 8/15/2017	150,000	172,075
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018 (a)	250,000	293,662
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	101,284
5.63%, 3/1/2021	250,000	277,919
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,909
3.88%, 11/1/2023	100,000	101,746
5.30%, 9/15/2019	150,000	166,065
6.25%, 3/15/2018	55,000	63,358

		3,647,084

HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	98,826
Mohawk Industries, Inc.:
3.85%, 2/1/2023	150,000	150,881
6.13%, 1/15/2016	250,000	269,481
Newell Rubbermaid, Inc.:
4.70%, 8/15/2020	150,000	162,712
6.25%, 4/15/2018	150,000	172,034
NVR, Inc. 3.95%, 9/15/2022	250,000	250,035
Whirlpool Corp.:
4.85%, 6/15/2021	50,000	54,887
6.50%, 6/15/2016	250,000	271,877

		1,430,733

HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
1.75%, 3/15/2019	300,000	296,966
2.30%, 5/3/2022	150,000	145,605
2.95%, 11/1/2020 (a)	250,000	259,135

See accompanying notes to financial statements.

161

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Kimberly-Clark Corp.:
1.90%, 5/22/2019	$400,000	$399,517
3.63%, 8/1/2020	85,000	90,731
7.50%, 11/1/2018	195,000	239,792
The Clorox Co. 3.80%, 11/15/2021	250,000	261,997
The Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	253,896
1.80%, 11/15/2015	350,000	356,172
2.30%, 2/6/2022	250,000	242,879
3.10%, 8/15/2023	150,000	150,980
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	106,353

		2,804,023

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	300,000	344,759

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.:
1.00%, 6/26/2017	220,000	219,585
2.00%, 6/26/2022	250,000	237,030
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	101,466
3.88%, 12/15/2020	150,000	157,420
Crane Co. 2.75%, 12/15/2018	100,000	100,896
GE Capital Trust I 6.38%, 11/15/2067 (d)	600,000	669,750
General Electric Co.:
0.85%, 10/9/2015	100,000	100,394
2.70%, 10/9/2022	250,000	245,124
5.25%, 12/6/2017	710,000	800,874
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022	200,000	209,160
5.75%, 3/11/2018	300,000	341,865
Pentair Finance SA 5.00%, 5/15/2021	150,000	165,835
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,096
6.55%, 10/1/2017	210,000	241,600

		3,631,095

INSURANCE — 3.6%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	256,548
3.35%, 5/15/2024	150,000	150,785
5.90%, 6/15/2019	155,000	180,787
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	114,917
Aflac, Inc.:
2.65%, 2/15/2017	250,000	259,431
8.50%, 5/15/2019	145,000	186,393
Alleghany Corp. 4.95%, 6/27/2022	100,000	109,175
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	111,801
American International Group, Inc.:
3.80%, 3/22/2017	150,000	160,154
4.88%, 6/1/2022	250,000	278,754
5.45%, 5/18/2017	250,000	278,752
5.85%, 1/16/2018	325,000	369,654
6.40%, 12/15/2020	250,000	301,077
8.25%, 8/15/2018	700,000	868,312
AON Corp. 5.00%, 9/30/2020	225,000	251,459
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	100,000	100,251
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	114,743
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	250,000	251,268
1.30%, 5/15/2018	100,000	98,856
4.25%, 1/15/2021 (a)	100,000	109,879
5.40%, 5/15/2018 (a)	320,000	363,849
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	150,126
1.90%, 1/31/2017	200,000	204,654
2.20%, 8/15/2016	250,000	257,303
3.00%, 2/11/2023	250,000	249,293
3.40%, 1/31/2022	150,000	155,407
Chubb Corp. 6.38%, 3/29/2067 (d)	195,000	216,450
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	174,170
6.50%, 8/15/2016	150,000	167,014
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	109,139
First American Financial Corp. 4.30%, 2/1/2023	100,000	100,587
Genworth Financial, Inc.:
7.20%, 2/15/2021	150,000	181,879
7.63%, 9/24/2021	100,000	125,290
8.63%, 12/15/2016	150,000	175,437
Genworth Holdings, Inc. 4.90%, 8/15/2023	86,000	92,085
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	150,000	170,677
5.50%, 3/30/2020	250,000	285,937
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	105,027
Lincoln National Corp.:
7.00%, 5/17/2066 (d)	600,000	624,000
8.75%, 7/1/2019	300,000	388,010
Loews Corp. 2.63%, 5/15/2023	100,000	94,715
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	103,301
Markel Corp.:
3.63%, 3/30/2023	150,000	149,300
7.13%, 9/30/2019	150,000	180,667
Marsh & McLennan Cos., Inc.:
2.55%, 10/15/2018	75,000	76,273
4.80%, 7/15/2021	50,000	55,501
MetLife, Inc.:
3.05%, 12/15/2022	150,000	148,814
4.37%, 9/15/2023	200,000	215,362
4.75%, 2/8/2021	250,000	278,919

See accompanying notes to financial statements.

162

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.75%, 6/1/2016	$515,000	$572,025
6.82%, 8/15/2018	150,000	178,871
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	102,637
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	103,236
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	113,309
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	321,662
ProAssurance Corp. 5.30%, 11/15/2023	100,000	108,305
Prudential Financial, Inc.:
3.00%, 5/12/2016	250,000	259,403
4.50%, 11/16/2021	250,000	274,338
4.75%, 9/17/2015	320,000	335,365
5.63%, 6/15/2043 (d)	500,000	533,125
5.88%, 9/15/2042 (d)	250,000	267,813
7.38%, 6/15/2019	250,000	308,757
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	294,856
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	105,331
The Allstate Corp. 5.75%, 8/15/2053 (d)	350,000	374,063
The Progressive Corp. 3.75%, 8/23/2021	150,000	159,492
The Travelers Cos., Inc.:
5.80%, 5/15/2018	105,000	120,742
6.25%, 6/20/2016	320,000	353,486
Torchmark Corp. 3.80%, 9/15/2022 (a)	75,000	75,962
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	106,745
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	155,736
Unum Group 7.13%, 9/30/2016	100,000	113,194
Voya Financial, Inc.:
2.90%, 2/15/2018	300,000	310,707
5.50%, 7/15/2022	100,000	114,153
Willis North America, Inc. 6.20%, 3/28/2017	250,000	274,950
WR Berkley Corp. 4.63%, 3/15/2022	150,000	160,391
XLIT, Ltd. 2.30%, 12/15/2018	200,000	201,048

		16,551,884

INTERNET & CATALOG RETAIL — 0.0% (e)
Expedia, Inc. 5.95%, 8/15/2020	200,000	222,000

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc.:
1.20%, 11/29/2017	250,000	247,973
2.50%, 11/29/2022	300,000	284,887
Baidu, Inc.:
2.25%, 11/28/2017	50,000	50,610
2.75%, 6/9/2019	150,000	150,648
3.50%, 11/28/2022	150,000	147,448
eBay, Inc.:
2.60%, 7/15/2022 (a)	150,000	144,001
3.25%, 10/15/2020	150,000	155,367
Google, Inc.:
3.38%, 2/25/2024	250,000	255,536
3.63%, 5/19/2021 (a)	150,000	160,340

		1,596,810

IT SERVICES — 0.5%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	104,587
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	250,912
4.63%, 10/1/2020	150,000	161,787
6.80%, 11/20/2017	150,000	173,645
International Business Machines Corp. 5.70%, 9/14/2017	195,000	220,943
MasterCard, Inc. 3.38%, 4/1/2024	370,000	376,390
Xerox Corp.:
2.95%, 3/15/2017	340,000	353,347
4.50%, 5/15/2021	250,000	268,664
5.63%, 12/15/2019 (a)	250,000	283,363
6.35%, 5/15/2018 (a)	150,000	173,538

		2,367,176

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	75,000	75,335
Mattel, Inc.:
2.35%, 5/6/2019	100,000	100,474
3.15%, 3/15/2023	150,000	145,565

		321,374

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	278,662
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	410,227
2.40%, 2/1/2019	250,000	252,625
3.20%, 3/1/2016	190,000	197,280
4.50%, 3/1/2021	200,000	219,044

		1,357,838

MACHINERY — 0.9%
Caterpillar, Inc.:
1.50%, 6/26/2017	150,000	151,385
2.60%, 6/26/2022	100,000	97,475
3.90%, 5/27/2021	250,000	270,133
7.90%, 12/15/2018	250,000	310,451
Cummins, Inc. 3.65%, 10/1/2023 (a)	150,000	155,392
Danaher Corp. 5.40%, 3/1/2019	250,000	284,624
Deere & Co. 2.60%, 6/8/2022	250,000	244,761
Dover Corp. 4.30%, 3/1/2021	250,000	273,926
Eaton Corp.:
2.75%, 11/2/2022	300,000	290,455

See accompanying notes to financial statements.

163

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.95%, 3/20/2019	$150,000	$178,974
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	46,806
3.50%, 3/1/2024	300,000	307,577
6.25%, 4/1/2019	250,000	290,808
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	204,704
4.25%, 6/15/2023	200,000	209,603
Joy Global, Inc. 5.13%, 10/15/2021 (a)	80,000	87,395
Kennametal, Inc. 2.65%, 11/1/2019 (a)	100,000	98,160
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	300,000	293,082
3.40%, 12/1/2021	100,000	102,776
Xylem, Inc. 4.88%, 10/1/2021	50,000	54,275

		3,952,762

MEDIA — 3.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022 (a)	250,000	246,102
4.50%, 2/15/2021	200,000	219,689
6.90%, 3/1/2019	260,000	313,189
CBS Corp.:
1.95%, 7/1/2017	100,000	101,568
3.38%, 3/1/2022 (a)	150,000	150,368
4.30%, 2/15/2021	100,000	106,668
5.75%, 4/15/2020	450,000	518,497
8.88%, 5/15/2019	145,000	187,334
CC Holdings GS V LLC 2.38%, 12/15/2017	100,000	101,553
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	868,338
Comcast Corp.:
3.13%, 7/15/2022	300,000	305,081
5.15%, 3/1/2020	300,000	342,163
5.70%, 5/15/2018	315,000	361,944
5.85%, 11/15/2015	150,000	160,790
5.88%, 2/15/2018	200,000	229,468
5.90%, 3/15/2016	250,000	271,915
6.50%, 1/15/2017	250,000	283,949
Cox Communications, Inc. 5.50%, 10/1/2015	200,000	211,514
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	200,000	200,028
3.13%, 2/15/2016	250,000	258,901
3.50%, 3/1/2016	250,000	260,605
Series WI 3.80%, 3/15/2022	250,000	258,308
4.45%, 4/1/2024	150,000	158,725
5.00%, 3/1/2021	150,000	166,398
5.20%, 3/15/2020	350,000	393,096
5.88%, 10/1/2019	250,000	290,381
Discovery Communications LLC:
3.30%, 5/15/2022	150,000	149,817
4.38%, 6/15/2021	100,000	107,809
5.05%, 6/1/2020	200,000	224,423
5.63%, 8/15/2019	100,000	114,955
Graham Holdings Co. 7.25%, 2/1/2019	100,000	117,387
Grupo Televisa SAB 6.00%, 5/15/2018 (a)	300,000	341,580
International Game Technology 7.50%, 6/15/2019	450,000	513,087
NBCUniversal Media LLC:
4.38%, 4/1/2021	300,000	331,249
5.15%, 4/30/2020	210,000	239,916
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	307,354
4.45%, 8/15/2020	250,000	269,726
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022	100,000	98,257
8.63%, 1/15/2019	150,000	189,735
The Interpublic Group of Cos., Inc. 2.25%, 11/15/2017 (a)	100,000	101,418
The Walt Disney Co.:
0.88%, 5/30/2017	200,000	199,144
1.13%, 2/15/2017	300,000	300,701
2.35%, 12/1/2022 (a)	250,000	239,661
2.55%, 2/15/2022	150,000	147,568
3.75%, 6/1/2021	200,000	213,983
5.50%, 3/15/2019	300,000	344,625
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	150,138
6.50%, 7/15/2018	405,000	474,070
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	266,681
4.13%, 2/15/2021	300,000	322,738
5.00%, 2/1/2020	200,000	223,823
5.85%, 5/1/2017	225,000	252,617
6.75%, 7/1/2018	150,000	177,210
8.25%, 4/1/2019	300,000	379,284
8.75%, 2/14/2019	200,000	254,628
Time Warner, Inc.:
2.10%, 6/1/2019	150,000	149,805
3.40%, 6/15/2022	450,000	456,357
3.55%, 6/1/2024	200,000	198,552
4.70%, 1/15/2021	300,000	331,625
4.75%, 3/29/2021	150,000	166,326
4.88%, 3/15/2020	150,000	167,915
5.88%, 11/15/2016	540,000	599,953
Viacom, Inc.:
2.50%, 9/1/2018	100,000	101,997
3.13%, 6/15/2022 (a)	250,000	248,042
3.25%, 3/15/2023	100,000	98,598
3.50%, 4/1/2017	100,000	106,022
3.88%, 12/15/2021	250,000	261,495
6.25%, 4/30/2016	400,000	438,693
WPP Finance 2010:
3.63%, 9/7/2022	150,000	152,417
4.75%, 11/21/2021	125,000	136,818

		17,634,771

METALS & MINING — 2.6%
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	108,313
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	248,048

See accompanying notes to financial statements.

164

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.95%, 4/1/2019 (a)	$650,000	$773,114
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	52,063
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	250,000	254,306
1.88%, 11/21/2016	300,000	307,193
2.05%, 9/30/2018	250,000	252,892
2.88%, 2/24/2022	200,000	199,148
3.25%, 11/21/2021	250,000	256,997
5.25%, 12/15/2015	575,000	613,874
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	41,225
Cliffs Natural Resources, Inc.:
3.95%, 1/15/2018 (a)	250,000	252,500
4.88%, 4/1/2021 (a)	100,000	98,456
Freeport-McMoRan Copper & Gold, Inc.:
2.38%, 3/15/2018	150,000	152,396
3.10%, 3/15/2020	250,000	252,004
3.55%, 3/1/2022	800,000	790,587
3.88%, 3/15/2023 (a)	250,000	249,397
Glencore Canada Corp. 6.00%, 10/15/2015	150,000	159,261
Goldcorp, Inc.:
2.13%, 3/15/2018	150,000	150,366
3.63%, 6/9/2021	750,000	763,972
Kinross Gold Corp. 5.95%, 3/15/2024 (c)	83,000	86,546
Newmont Mining Corp. 3.50%, 3/15/2022 (a)	250,000	240,367
Nucor Corp.:
4.00%, 8/1/2023 (a)	150,000	155,112
5.75%, 12/1/2017	250,000	284,231
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	250,000	252,749
2.00%, 3/22/2017	150,000	153,567
2.25%, 12/14/2018	300,000	305,321
2.88%, 8/21/2022 (a)	150,000	146,135
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	154,410
2.50%, 5/20/2016	150,000	154,824
3.50%, 11/2/2020	200,000	209,543
3.75%, 9/20/2021	150,000	157,475
4.13%, 5/20/2021	150,000	161,030
6.50%, 7/15/2018	275,000	324,238
9.00%, 5/1/2019	300,000	392,622
Southern Copper Corp. 3.50%, 11/8/2022	89,000	86,667
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	242,705
4.50%, 1/15/2021 (a)	600,000	629,568
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	850,000	873,467
5.63%, 9/15/2019 (a)	360,000	407,515
6.25%, 1/11/2016	150,000	161,293
6.25%, 1/23/2017	300,000	334,349

		11,889,846

MULTI-UTILITIES — 0.7%
Berkshire Hathaway Energy 5.75%, 4/1/2018	490,000	558,416
Dominion Resources, Inc.:
4.45%, 3/15/2021	250,000	275,094
5.60%, 11/15/2016	300,000	329,450
6.40%, 6/15/2018	250,000	291,986
8.88%, 1/15/2019	250,000	320,136
MidAmerican Energy Co. 2.40%, 3/15/2019	150,000	152,843
NSTAR 4.50%, 11/15/2019	150,000	165,023
Sempra Energy:
6.15%, 6/15/2018	300,000	347,047
6.50%, 6/1/2016	395,000	435,669
Xcel Energy, Inc. 4.70%, 5/15/2020	450,000	504,377

		3,380,041

MULTILINE RETAIL — 0.4%
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	150,000	155,936
4.75%, 12/15/2023	200,000	212,772
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	273,535
3.88%, 1/15/2022	240,000	250,505
4.38%, 9/1/2023 (a)	90,000	95,510
7.88%, 7/15/2015	250,000	268,102
Nordstrom, Inc. 6.25%, 1/15/2018	300,000	341,389
Target Corp.:
2.90%, 1/15/2022	100,000	99,950
5.38%, 5/1/2017	250,000	278,879

		1,976,578

OIL, GAS & CONSUMABLE FUELS — 9.3%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	331,552
6.38%, 9/15/2017	300,000	345,451
6.95%, 6/15/2019	155,000	187,959
8.70%, 3/15/2019	150,000	192,529
Apache Corp.:
2.63%, 1/15/2023	300,000	290,096
3.25%, 4/15/2022	145,000	148,737
6.90%, 9/15/2018	150,000	179,661
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	227,600
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	163,128
BP Capital Markets PLC:
1.38%, 5/10/2018	300,000	296,418
1.85%, 5/5/2017 (a)	250,000	255,106
2.24%, 5/10/2019	200,000	201,388
2.24%, 9/26/2018	250,000	254,005
2.25%, 11/1/2016	250,000	258,005
2.50%, 11/6/2022	100,000	95,421
2.75%, 5/10/2023	250,000	239,930
3.56%, 11/1/2021	330,000	343,480
3.81%, 2/10/2024	200,000	207,110
4.74%, 3/11/2021	255,000	285,239

See accompanying notes to financial statements.

165

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

4.75%, 3/10/2019 (a)	$175,000	$195,813
British Transco Finance, Inc. 6.63%, 6/1/2018	100,000	117,231
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	150,145
4.88%, 2/1/2021 (a)	250,000	271,935
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	250,000	258,021
5.70%, 5/15/2017	205,000	229,331
Cenovus Energy, Inc.:
3.00%, 8/15/2022	250,000	245,611
5.70%, 10/15/2019	300,000	346,855
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	70,873
6.15%, 5/1/2016	250,000	273,718
Chevron Corp.:
1.10%, 12/5/2017	250,000	248,492
1.72%, 6/24/2018	150,000	150,860
2.36%, 12/5/2022	300,000	287,256
3.19%, 6/24/2023 (a)	150,000	151,874
4.95%, 3/3/2019	205,000	232,078
ConocoPhillips:
5.75%, 2/1/2019	360,000	419,595
6.00%, 1/15/2020	450,000	534,940
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	277,248
Continental Resources, Inc.:
4.50%, 4/15/2023	500,000	534,062
5.00%, 9/15/2022	300,000	326,250
DCP Midstream Operating LP:
2.50%, 12/1/2017	250,000	256,419
3.88%, 3/15/2023	300,000	302,968
Devon Energy Corp.:
2.40%, 7/15/2016	500,000	515,506
6.30%, 1/15/2019	300,000	351,354
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	145,000	169,260
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	167,661
Enable Midstream Partners LP 3.90%, 5/15/2024 (c)	200,000	199,715
Enbridge Energy Partners LP:
5.20%, 3/15/2020	250,000	280,363
9.88%, 3/1/2019	250,000	327,164
Enbridge, Inc. 5.60%, 4/1/2017	250,000	278,120
EnCana Corp. 6.50%, 5/15/2019	310,000	368,483
Energy Transfer Partners LP:
3.60%, 2/1/2023	500,000	494,987
4.15%, 10/1/2020	150,000	158,655
5.20%, 2/1/2022	250,000	277,158
6.70%, 7/1/2018	250,000	292,373
EnLink Midstream Partners LP 2.70%, 4/1/2019	810,000	821,708
Ensco PLC:
3.25%, 3/15/2016	200,000	208,009
4.70%, 3/15/2021	425,000	462,182
Enterprise Products Operating LLC:
1.25%, 8/13/2015	399,000	401,175
3.20%, 2/1/2016	100,000	103,674
3.35%, 3/15/2023	250,000	250,042
4.05%, 2/15/2022	300,000	318,426
5.20%, 9/1/2020 (a)	150,000	171,112
5.25%, 1/31/2020	100,000	113,315
6.30%, 9/15/2017	310,000	357,822
EOG Resources, Inc.:
2.45%, 4/1/2020	450,000	453,950
2.63%, 3/15/2023	100,000	96,418
4.40%, 6/1/2020	250,000	275,885
EQT Corp. 8.13%, 6/1/2019	150,000	187,025
Exxon Mobil Corp.:
0.92%, 3/15/2017	150,000	149,826
3.18%, 3/15/2024	200,000	203,916
Hess Corp. 8.13%, 2/15/2019	250,000	314,428
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	157,509
7.25%, 12/15/2019	250,000	309,115
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	152,035
3.45%, 2/15/2023	200,000	194,210
3.50%, 9/1/2023	175,000	169,021
3.95%, 9/1/2022	150,000	152,580
4.15%, 3/1/2022	150,000	154,997
5.30%, 9/15/2020	200,000	222,201
5.95%, 2/15/2018	321,000	366,220
6.00%, 2/1/2017	305,000	340,270
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	178,546
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	150,082
2.80%, 11/1/2022	250,000	242,242
6.00%, 10/1/2017	300,000	342,511
Marathon Petroleum Corp. 5.13%, 3/1/2021	300,000	338,881
Murphy Oil Corp.:
2.50%, 12/1/2017	200,000	204,321
3.70%, 12/1/2022 (a)	150,000	148,740
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	267,718
8.25%, 3/1/2019	150,000	188,697
Noble Holding International, Ltd.:
3.95%, 3/15/2022	250,000	255,539
4.90%, 8/1/2020 (a)	200,000	218,356
Occidental Petroleum Corp.:
1.75%, 2/15/2017	250,000	254,550
2.50%, 2/1/2016	300,000	308,638
2.70%, 2/15/2023	250,000	242,160
4.10%, 2/1/2021	250,000	271,507
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	78,338
3.25%, 2/1/2016	50,000	51,778
3.38%, 10/1/2022	250,000	247,639
6.15%, 10/1/2016	150,000	166,648
8.63%, 3/1/2019	150,000	189,423

See accompanying notes to financial statements.

166

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	$150,000	$169,620
Petro-Canada 6.05%, 5/15/2018	315,000	364,135
Phillips 66:
2.95%, 5/1/2017	350,000	366,166
4.30%, 4/1/2022	200,000	215,880
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	250,000	261,658
7.50%, 1/15/2020	250,000	309,232
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	96,171
3.85%, 10/15/2023	100,000	102,400
3.95%, 9/15/2015	10,000	10,376
5.00%, 2/1/2021	250,000	280,221
5.75%, 1/15/2020	250,000	290,295
8.75%, 5/1/2019	200,000	257,558
Plains Exploration & Production Co.:
6.13%, 6/15/2019	300,000	332,250
6.63%, 5/1/2021 (b)	50,000	56,063
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	185,463
Schlumberger Investment SA 3.65%, 12/1/2023	300,000	311,445
Shell International Finance BV:
1.13%, 8/21/2017	300,000	299,360
1.90%, 8/10/2018	250,000	253,011
2.00%, 11/15/2018	250,000	253,189
2.25%, 1/6/2023	150,000	142,066
2.38%, 8/21/2022 (a)	300,000	288,495
3.40%, 8/12/2023	250,000	255,165
4.30%, 9/22/2019	150,000	166,435
5.20%, 3/22/2017	300,000	333,403
Southern Natural Gas Co.:
4.40%, 6/15/2021	250,000	268,805
5.90%, 4/1/2017 (c)	250,000	277,627
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	264,523
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	311,552
Spectra Energy Partners LP:
2.95%, 9/25/2018	150,000	155,904
4.75%, 3/15/2024	300,000	324,009
Suncor Energy, Inc. 6.10%, 6/1/2018	250,000	289,900
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	147,627
Talisman Energy, Inc.:
3.75%, 2/1/2021 (a)	200,000	205,716
7.75%, 6/1/2019	150,000	185,231
The Williams Cos., Inc. 3.70%, 1/15/2023	550,000	528,240
Total Capital International SA:
1.00%, 8/12/2016	250,000	251,262
1.50%, 2/17/2017	300,000	303,924
1.55%, 6/28/2017 (a)	300,000	303,569
2.70%, 1/25/2023	200,000	193,765
2.88%, 2/17/2022	150,000	149,668
3.70%, 1/15/2024	150,000	155,405
Total Capital SA:
2.13%, 8/10/2018	200,000	203,391
2.30%, 3/15/2016	250,000	257,162
3.13%, 10/2/2015	300,000	309,788
4.13%, 1/28/2021	250,000	272,155
4.45%, 6/24/2020	300,000	334,499
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (a)	185,000	185,258
2.50%, 8/1/2022	250,000	238,871
3.75%, 10/16/2023	150,000	154,441
3.80%, 10/1/2020	95,000	101,671
6.50%, 8/15/2018	300,000	355,431
7.13%, 1/15/2019	150,000	182,643
Transocean, Inc.:
2.50%, 10/15/2017	250,000	255,124
3.80%, 10/15/2022	250,000	246,537
4.95%, 11/15/2015	150,000	157,929
6.38%, 12/15/2021	550,000	634,732
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	284,359
6.13%, 2/1/2020	145,000	170,774
Weatherford International, Ltd.:
4.50%, 4/15/2022	250,000	265,802
6.00%, 3/15/2018	84,000	96,239
Western Gas Partners LP 4.00%, 7/1/2022	67,000	69,641
Williams Partners LP:
4.00%, 11/15/2021	150,000	157,031
4.13%, 11/15/2020	150,000	158,447
4.30%, 3/4/2024	450,000	468,502
4.50%, 11/15/2023	450,000	477,037
5.25%, 3/15/2020	450,000	507,091
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	50,000	57,032
XTO Energy, Inc.:
5.50%, 6/15/2018	100,000	114,444
6.50%, 12/15/2018	250,000	300,591

		42,651,980

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.:
4.75%, 2/15/2022	110,000	120,911
7.50%, 8/15/2021	500,000	636,768
7.95%, 6/15/2018	250,000	304,956
9.38%, 5/15/2019	130,000	172,328

		1,234,963

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.:
4.20%, 7/15/2018	200,000	205,944
4.60%, 3/15/2020	71,000	73,129
The Procter & Gamble Co. 4.70%, 2/15/2019	250,000	281,943

		561,016

PHARMACEUTICALS — 3.6%
Abbott Laboratories 4.13%, 5/27/2020	350,000	384,148

See accompanying notes to financial statements.

167

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

AbbVie, Inc.:
1.20%, 11/6/2015	$500,000	$503,488
1.75%, 11/6/2017	700,000	702,849
2.00%, 11/6/2018	200,000	199,784
2.90%, 11/6/2022	400,000	385,637
Actavis Funding SCS:
1.30%, 6/15/2017 (c)	250,000	249,319
3.85%, 6/15/2024 (c)	250,000	251,673
Actavis, Inc. 3.25%, 10/1/2022	300,000	294,923
Allergan, Inc. 5.75%, 4/1/2016	200,000	214,482
AstraZeneca PLC 5.90%, 9/15/2017	250,000	285,695
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	250,000	247,824
2.00%, 8/1/2022	100,000	92,887
3.25%, 11/1/2023	250,000	251,652
Eli Lilly & Co. 5.20%, 3/15/2017	200,000	221,715
Express Scripts Holding Co.:
1.25%, 6/2/2017	900,000	899,115
2.25%, 6/15/2019	400,000	398,955
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	50,000	50,540
2.85%, 5/8/2022	50,000	49,418
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	850,000	850,885
2.80%, 3/18/2023	250,000	243,048
5.65%, 5/15/2018	310,000	355,119
Johnson & Johnson:
3.38%, 12/5/2023 (a)	300,000	313,257
5.15%, 7/15/2018	258,000	293,186
5.55%, 8/15/2017	100,000	113,903
McKesson Corp.:
0.95%, 12/4/2015	250,000	250,676
1.40%, 3/15/2018	250,000	244,685
3.25%, 3/1/2016	250,000	258,898
4.75%, 3/1/2021	150,000	165,981
7.50%, 2/15/2019	135,000	165,825
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	165,298
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	313,723
Merck & Co., Inc.:
1.10%, 1/31/2018	200,000	196,068
1.30%, 5/18/2018	167,000	165,210
2.40%, 9/15/2022	300,000	288,741
5.00%, 6/30/2019	310,000	352,818
Mylan, Inc.:
1.80%, 6/24/2016	300,000	303,756
2.60%, 6/24/2018	200,000	203,601
Novartis Capital Corp.:
2.40%, 9/21/2022	250,000	239,714
3.40%, 5/6/2024	150,000	151,913
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	250,000	284,960
Perrigo Co. PLC:
1.30%, 11/8/2016 (c)	200,000	199,959
4.00%, 11/15/2023 (c)	250,000	253,490
Pfizer, Inc.:
1.10%, 5/15/2017	200,000	200,483
1.50%, 6/15/2018	150,000	149,394
3.00%, 6/15/2023 (a)	250,000	248,689
3.40%, 5/15/2024	200,000	202,219
6.20%, 3/15/2019	310,000	366,717
Sanofi:
1.25%, 4/10/2018	341,000	336,299
2.63%, 3/29/2016	300,000	310,319
4.00%, 3/29/2021	250,000	270,433
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	286,902
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	257,670
2.95%, 12/18/2022 (a)	250,000	240,226
3.65%, 11/10/2021	300,000	307,842
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	300,000	302,463
Wyeth LLC:
5.45%, 4/1/2017	50,000	55,811
6.45%, 2/1/2024	300,000	373,253
Zoetis, Inc.:
1.15%, 2/1/2016	30,000	30,147
1.88%, 2/1/2018	150,000	150,347
3.25%, 2/1/2023	213,000	210,364

		16,358,396

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 3.25%, 12/1/2017 (a)	250,000	261,413

REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023 (a)	250,000	247,252
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	100,000	101,267
American Tower Corp.:
3.40%, 2/15/2019	120,000	124,813
3.50%, 1/31/2023	300,000	293,514
4.50%, 1/15/2018	100,000	108,407
5.00%, 2/15/2024	450,000	488,726
5.05%, 9/1/2020	100,000	108,955
5.90%, 11/1/2021 (a)	450,000	516,559
ARC Properties Operating Partnership LP/Clark Acquisition LLC:
2.00%, 2/6/2017 (c)	250,000	250,854
3.00%, 2/6/2019 (c)	150,000	151,417
4.60%, 2/6/2024 (c)	250,000	255,389
AvalonBay Communities, Inc.:
3.63%, 10/1/2020	250,000	260,393
5.75%, 9/15/2016	100,000	109,622
BioMed Realty LP 4.25%, 7/15/2022	250,000	259,798
Boston Properties LP:
3.70%, 11/15/2018	100,000	106,589
3.85%, 2/1/2023	400,000	412,462
5.63%, 11/15/2020	150,000	172,544

See accompanying notes to financial statements.

168

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Brandywine Operating Partnership LP 4.95%, 4/15/2018	$200,000	$216,602
Camden Property Trust 4.63%, 6/15/2021	50,000	54,721
CBL & Associates LP 5.25%, 12/1/2023	150,000	158,176
CommonWealth REIT 6.25%, 6/15/2017	100,000	106,259
Corporate Office Properties LP 3.60%, 5/15/2023	100,000	95,896
CubeSmart LP 4.38%, 12/15/2023	100,000	104,455
DDR Corp.:
3.38%, 5/15/2023	250,000	242,654
3.50%, 1/15/2021	100,000	101,396
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	239,760
5.25%, 3/15/2021	350,000	374,316
Duke Realty LP 3.88%, 2/15/2021	250,000	258,792
EPR Properties 5.75%, 8/15/2022	100,000	108,090
ERP Operating LP:
4.63%, 12/15/2021	150,000	165,108
5.75%, 6/15/2017	110,000	123,588
Essex Portfolio LP 3.88%, 5/1/2024 (c)	150,000	153,714
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	97,556
HCP, Inc.:
3.15%, 8/1/2022	100,000	97,916
3.75%, 2/1/2016	55,000	57,513
4.25%, 11/15/2023	150,000	156,370
5.38%, 2/1/2021	250,000	283,780
6.30%, 9/15/2016	150,000	166,917
6.70%, 1/30/2018	250,000	291,382
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	253,780
4.13%, 4/1/2019	150,000	161,467
4.95%, 1/15/2021	350,000	386,805
6.13%, 4/15/2020	150,000	174,076
6.20%, 6/1/2016	100,000	109,028
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	168,276
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	100,000	99,621
Highwoods Realty LP 3.20%, 6/15/2021	800,000	796,154
Hospitality Properties Trust 6.30%, 6/15/2016	200,000	213,743
Host Hotels & Resorts LP 4.75%, 3/1/2023	400,000	427,826
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	102,408
Kilroy Realty LP 4.80%, 7/15/2018	250,000	271,816
Kimco Realty Corp.:
5.70%, 5/1/2017	250,000	278,392
6.88%, 10/1/2019	100,000	120,380
Liberty Property LP 5.50%, 12/15/2016	250,000	273,836
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	151,532
3.15%, 5/15/2023	100,000	90,640
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	51,868
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	101,964
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	150,000	162,562
Piedmont Operating Partnership LP 4.45%, 3/15/2024 (a)	150,000	154,465
ProLogis LP:
3.35%, 2/1/2021	250,000	253,057
4.25%, 8/15/2023	300,000	315,926
Realty Income Corp.:
5.95%, 9/15/2016	250,000	273,704
6.75%, 8/15/2019	350,000	414,139
Regency Centers LP 5.88%, 6/15/2017	150,000	168,325
Senior Housing Properties Trust 3.25%, 5/1/2019	200,000	203,278
Simon Property Group LP:
2.15%, 9/15/2017	300,000	308,301
2.75%, 2/1/2023	150,000	145,876
3.38%, 3/15/2022	150,000	154,977
4.38%, 3/1/2021	150,000	165,835
5.65%, 2/1/2020	250,000	292,144
5.88%, 3/1/2017 (a)	200,000	225,396
10.35%, 4/1/2019	300,000	405,654
UDR, Inc.:
4.25%, 6/1/2018	200,000	214,867
4.63%, 1/10/2022	50,000	54,197
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	146,000	147,580
2.00%, 2/15/2018	250,000	252,515
2.70%, 4/1/2020	300,000	299,150
4.25%, 3/1/2022	150,000	159,131
4.75%, 6/1/2021	100,000	109,446
Vornado Realty LP 5.00%, 1/15/2022 (a)	150,000	162,342
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	100,017
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	244,637
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	269,767

		17,514,422

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	300,000	294,851
3.05%, 3/15/2022	200,000	200,965
3.45%, 9/15/2021	200,000	207,429
5.75%, 3/15/2018	200,000	229,385
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	94,075

See accompanying notes to financial statements.

169

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.55%, 3/1/2019	$250,000	$288,794
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	150,000	164,154
CSX Corp.:
3.70%, 11/1/2023 (a)	94,000	96,652
6.25%, 3/15/2018	300,000	348,507
7.38%, 2/1/2019	205,000	250,948
JB Hunt Transport Services, Inc. 2.40%, 3/15/2019	50,000	50,208
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	150,000	143,577
Norfolk Southern Corp.:
3.00%, 4/1/2022	100,000	99,551
3.25%, 12/1/2021	250,000	255,346
5.75%, 1/15/2016	150,000	161,192
5.90%, 6/15/2019	250,000	289,941
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	151,509
2.45%, 11/15/2018	150,000	152,650
2.45%, 9/3/2019	250,000	251,460
Union Pacific Corp.:
2.95%, 1/15/2023	200,000	198,992
3.65%, 2/15/2024	231,000	239,906
4.16%, 7/15/2022	100,000	108,989
Wabtec Corp. 4.38%, 8/15/2023	100,000	103,782

		4,382,863

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	175,000	175,663
Analog Devices, Inc. 2.88%, 6/1/2023	300,000	287,580
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	109,107
Broadcom Corp.:
2.50%, 8/15/2022	150,000	141,024
2.70%, 11/1/2018	150,000	152,920
Intel Corp.:
1.35%, 12/15/2017	350,000	349,595
1.95%, 10/1/2016	400,000	410,156
2.70%, 12/15/2022	250,000	243,204
3.30%, 10/1/2021	327,000	338,798
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	116,479
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	150,879
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,817
1.65%, 8/3/2019	250,000	244,503
2.25%, 5/1/2023	450,000	420,057

		3,239,782

SOFTWARE — 1.1%
CA, Inc. 2.88%, 8/15/2018	150,000	153,337
Intuit, Inc. 5.75%, 3/15/2017	150,000	167,285
Microsoft Corp.:
1.00%, 5/1/2018 (a)	250,000	245,931
2.13%, 11/15/2022	300,000	281,811
2.38%, 5/1/2023	250,000	239,127
2.50%, 2/8/2016	250,000	257,732
3.63%, 12/15/2023 (a)	200,000	209,873
4.20%, 6/1/2019	335,000	370,239
Oracle Corp.:
1.20%, 10/15/2017	1,250,000	1,244,208
2.38%, 1/15/2019	50,000	50,902
2.50%, 10/15/2022	450,000	432,069
3.63%, 7/15/2023	250,000	256,947
5.00%, 7/8/2019	250,000	282,739
5.75%, 4/15/2018	250,000	287,214
Symantec Corp.:
2.75%, 9/15/2015	125,000	127,905
4.20%, 9/15/2020	350,000	361,416

		4,968,735

SPECIALTY RETAIL — 0.9%
Advance Auto Parts, Inc. 4.50%, 1/15/2022 (a)	50,000	53,302
AutoZone, Inc. 7.13%, 8/1/2018	200,000	237,608
Costco Wholesale Corp. 1.13%, 12/15/2017	250,000	248,657
Dollar General Corp. 3.25%, 4/15/2023 (a)	250,000	235,903
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	256,206
3.12%, 4/15/2022	250,000	253,745
3.88%, 9/15/2023	150,000	157,980
4.63%, 4/15/2020	125,000	140,118
O’Reilly Automotive, Inc.:
3.80%, 9/1/2022	73,000	74,923
4.63%, 9/15/2021	100,000	108,386
QVC, Inc. 4.38%, 3/15/2023	150,000	152,247
Staples, Inc. 4.38%, 1/12/2023 (a)	300,000	299,102
The Gap, Inc. 5.95%, 4/12/2021	250,000	286,778
The Home Depot, Inc.:
2.25%, 9/10/2018	143,000	146,360
2.70%, 4/1/2023	250,000	242,431
3.95%, 9/15/2020 (a)	250,000	269,715
4.40%, 4/1/2021	300,000	333,670
5.40%, 3/1/2016	425,000	458,342
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	94,872
4.20%, 8/15/2015	150,000	155,670

		4,206,015

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.:
0.45%, 5/3/2016	250,000	249,366
1.00%, 5/3/2018	650,000	636,108
1.05%, 5/5/2017 (a)	500,000	499,798
2.40%, 5/3/2023 (a)	1,200,000	1,134,813

See accompanying notes to financial statements.

170

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

3.45%, 5/6/2024	$750,000	$758,909
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	104,919
6.50%, 3/15/2018	150,000	172,100
EMC Corp.:
1.88%, 6/1/2018	200,000	201,124
2.65%, 6/1/2020	200,000	201,904
3.38%, 6/1/2023	150,000	151,551
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	85,359
3.50%, 4/15/2023	306,000	301,041
5.00%, 3/15/2022	400,000	422,014
Hewlett-Packard Co.:
2.60%, 9/15/2017	200,000	206,069
2.65%, 6/1/2016 (a)	250,000	257,527
2.75%, 1/14/2019	300,000	304,928
3.00%, 9/15/2016	250,000	259,993
3.30%, 12/9/2016	150,000	157,331
3.75%, 12/1/2020	200,000	206,615
4.05%, 9/15/2022 (a)	250,000	259,410
4.30%, 6/1/2021	800,000	852,799
4.38%, 9/15/2021	150,000	160,584
4.65%, 12/9/2021	650,000	712,062
International Business Machines Corp.:
0.45%, 5/6/2016	300,000	298,688
1.63%, 5/15/2020	100,000	95,534
1.88%, 8/1/2022	350,000	323,177
1.95%, 7/22/2016	50,000	51,162
2.00%, 1/5/2016	250,000	254,654
2.90%, 11/1/2021	400,000	406,154
3.38%, 8/1/2023	200,000	202,463
3.63%, 2/12/2024	250,000	256,696
7.63%, 10/15/2018	250,000	308,604
8.38%, 11/1/2019	500,000	652,614
Lexmark International, Inc. 5.13%, 3/15/2020 (a)	100,000	105,391
NetApp, Inc.:
2.00%, 12/15/2017	192,000	194,155
3.38%, 6/15/2021	100,000	99,931
Seagate HDD Cayman:
3.75%, 11/15/2018 (c)	500,000	510,000
4.75%, 6/1/2023 (c)	200,000	201,000

		12,256,547

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (e)
NIKE, Inc. 2.25%, 5/1/2023	100,000	94,087
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	50,431

		144,518

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	200,000	216,339
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	150,241
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	264,579

		631,159

TOBACCO — 1.1%
Altria Group, Inc.:
2.85%, 8/9/2022	300,000	288,445
4.00%, 1/31/2024	250,000	256,451
4.13%, 9/11/2015	400,000	415,977
4.75%, 5/5/2021	200,000	220,887
9.70%, 11/10/2018	299,000	392,048
Lorillard Tobacco Co.:
2.30%, 8/21/2017	320,000	325,897
3.50%, 8/4/2016 (a)	45,000	47,056
6.88%, 5/1/2020 (a)	150,000	178,009
8.13%, 6/23/2019 (a)	250,000	310,456
Philip Morris International, Inc.:
1.13%, 8/21/2017	250,000	249,313
1.63%, 3/20/2017	150,000	152,369
1.88%, 1/15/2019	150,000	149,475
2.50%, 8/22/2022	250,000	242,130
2.90%, 11/15/2021	250,000	252,027
4.50%, 3/26/2020	250,000	277,603
5.65%, 5/16/2018	400,000	458,582
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	32,975
3.25%, 11/1/2022	250,000	240,815
4.85%, 9/15/2023	250,000	267,263
UST LLC 5.75%, 3/1/2018	150,000	170,495

		4,928,273

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017	150,000	149,511
2.38%, 7/30/2018	232,000	233,341

		382,852

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
America Movil SAB de CV:
2.38%, 9/8/2016	150,000	153,598
3.13%, 7/16/2022 (a)	250,000	245,761
5.00%, 3/30/2020	350,000	391,668
AT&T, Inc.:
4.45%, 5/15/2021	200,000	219,873
5.50%, 2/1/2018	1,048,000	1,182,512
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	100,000	108,099
6.00%, 7/8/2019	250,000	293,148
6.75%, 8/20/2018	150,000	177,320
Embarq Corp. 7.08%, 6/1/2016	50,000	55,750
France Telecom SA:
4.13%, 9/14/2021	100,000	107,186
5.38%, 7/8/2019	200,000	227,716
Orange SA:
2.13%, 9/16/2015	300,000	304,373
2.75%, 9/14/2016	250,000	259,180

See accompanying notes to financial statements.

171

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Rogers Communications, Inc.:
4.10%, 10/1/2023	$150,000	$155,986
6.80%, 8/15/2018	330,000	391,277
Telefonica Emisiones SAU:
3.99%, 2/16/2016	405,000	423,750
4.57%, 4/27/2023	250,000	264,932
5.13%, 4/27/2020	255,000	284,210
6.22%, 7/3/2017	250,000	282,867
6.42%, 6/20/2016	300,000	330,030
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	171,510
Verizon Communications, Inc. 6.35%, 4/1/2019	250,000	295,206
Vodafone Group PLC:
1.25%, 9/26/2017	250,000	248,311
1.50%, 2/19/2018	250,000	248,018
1.63%, 3/20/2017	300,000	302,480
2.50%, 9/26/2022	250,000	233,995
2.95%, 2/19/2023	250,000	240,054
4.38%, 3/16/2021	250,000	272,048
4.63%, 7/15/2018	300,000	331,318
5.63%, 2/27/2017	50,000	55,606

		8,257,782

TOTAL CORPORATE BONDS & NOTES —
(Cost $442,620,203)		452,182,377

	Shares
SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	14,717,480	14,717,480
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	3,798,154	3,798,154

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $18,515,634)		18,515,634

TOTAL INVESTMENTS — 103.1% (j)
(Cost $461,135,837)		470,698,011
OTHER ASSETS & LIABILITIES — (3.1)%		(13,984,484)

NET ASSETS — 100.0%		$456,713,527

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

172

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.8%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp. 3.60%, 11/15/2042	$50,000	$45,680
Honeywell International, Inc.:
5.38%, 3/1/2041	50,000	59,377
5.70%, 3/15/2036	100,000	121,720
5.70%, 3/15/2037	100,000	122,326
Lockheed Martin Corp.:
4.07%, 12/15/2042	60,000	57,851
4.85%, 9/15/2041	200,000	217,562
6.15%, 9/1/2036	130,000	162,439
Northrop Grumman Corp. 4.75%, 6/1/2043	225,000	234,450
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	68,307
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	47,847
Raytheon Co.:
4.70%, 12/15/2041	150,000	160,645
7.20%, 8/15/2027	50,000	66,407
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	108,600
The Boeing Co.:
5.88%, 2/15/2040	100,000	125,778
6.88%, 3/15/2039	120,000	167,213
United Technologies Corp.:
4.50%, 6/1/2042	547,000	575,755
5.40%, 5/1/2035	100,000	118,415
5.70%, 4/15/2040	100,000	122,955
6.05%, 6/1/2036	100,000	126,682
6.13%, 7/15/2038	130,000	167,666

		2,877,675

AIR FREIGHT & LOGISTICS — 0.6%
FedEx Corp.:
3.88%, 8/1/2042	241,000	216,793
4.90%, 1/15/2034	100,000	107,201
5.10%, 1/15/2044	150,000	162,327
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	111,786
6.20%, 1/15/2038	275,000	355,790

		953,897

AIRLINES — 0.3%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	142,617	147,609
Hawaiian Airlines 2013-1 Pass Through Trust, Class A 3.90%, 1/15/2026	10,000	9,950
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026 (a)	100,000	101,750
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	95,591	100,609
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025	100,000	101,500

		461,418

AUTO COMPONENTS — 0.3%
Johnson Controls, Inc.:
3.63%, 7/2/2024	150,000	151,200
4.63%, 7/2/2044	200,000	200,824
4.95%, 7/2/2064	31,000	31,466
5.25%, 12/1/2041	50,000	54,585
5.70%, 3/1/2041	50,000	57,561

		495,636

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	227,000	342,250
Ford Motor Co.:
4.75%, 1/15/2043	350,000	353,884
7.45%, 7/16/2031	475,000	633,768

		1,329,902

BANKS — 3.4%
Bank One Corp.:
7.63%, 10/15/2026	100,000	130,159
7.75%, 7/15/2025	100,000	130,094
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
5.25%, 5/24/2041	250,000	281,216
5.75%, 12/1/2043	100,000	115,249
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	147,187
HSBC Bank USA NA:
5.88%, 11/1/2034	100,000	118,052
7.00%, 1/15/2039	200,000	270,922
HSBC Holdings PLC:
5.25%, 3/14/2044	500,000	532,986
6.10%, 1/14/2042	100,000	126,246
6.50%, 5/2/2036	150,000	182,428
6.50%, 9/15/2037	245,000	299,779
6.80%, 6/1/2038	250,000	317,340
7.63%, 5/17/2032	100,000	133,946
JPMorgan Chase & Co. 5.60%, 7/15/2041	150,000	174,900
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	133,987
Wachovia Bank NA 6.60%, 1/15/2038	250,000	336,905
Wachovia Corp.:
5.50%, 8/1/2035	150,000	168,113
7.50%, 4/15/2035	100,000	133,988
7.57%, 8/1/2026	200,000	260,814
Wells Fargo & Co.:
4.10%, 6/3/2026	385,000	390,171
5.38%, 2/7/2035	100,000	115,651
5.38%, 11/2/2043	250,000	274,620
5.61%, 1/15/2044	500,000	567,655

See accompanying notes to financial statements.

173

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Wells Fargo Capital X 5.95%, 12/15/2036	$100,000	$101,750

		5,444,158

BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC 6.45%, 9/1/2037	100,000	130,471
Anheuser-Busch InBev Finance, Inc. 4.63%, 2/1/2044	200,000	207,431
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	224,000	204,070
6.38%, 1/15/2040	190,000	244,475
8.00%, 11/15/2039	100,000	150,411
8.20%, 1/15/2039	150,000	228,662
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	83,740
Diageo Capital PLC 3.88%, 4/29/2043	30,000	27,814
Diageo Investment Corp.:
4.25%, 5/11/2042	135,000	132,633
7.45%, 4/15/2035	100,000	140,762
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	150,000	140,741
Molson Coors Brewing Co. 5.00%, 5/1/2042	250,000	261,203
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	115,980
PepsiCo, Inc.:
3.60%, 8/13/2042	200,000	177,907
4.00%, 3/5/2042	100,000	94,718
4.88%, 11/1/2040	150,000	161,551
5.50%, 1/15/2040	50,000	58,140
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	50,000	66,536

		2,627,245

BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
4.95%, 10/1/2041	200,000	209,869
5.15%, 11/15/2041	325,000	349,819
5.38%, 5/15/2043	175,000	194,013
6.38%, 6/1/2037	100,000	124,171
6.40%, 2/1/2039	150,000	186,702
6.90%, 6/1/2038	150,000	196,337
Celgene Corp.:
4.63%, 5/15/2044	200,000	199,862
5.25%, 8/15/2043 (a)	50,000	54,512
Genentech, Inc. 5.25%, 7/15/2035	100,000	114,131
Gilead Sciences, Inc.:
4.80%, 4/1/2044	300,000	318,121
5.65%, 12/1/2041	100,000	118,204

		2,065,741

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 4.25%, 7/2/2024 (b)	30,000	30,128
Owens Corning 7.00%, 12/1/2036	91,000	109,001

		139,129

CAPITAL MARKETS — 2.4%
Jefferies Group, Inc.:
6.25%, 1/15/2036	50,000	52,688
6.45%, 6/8/2027	100,000	112,999
Morgan Stanley:
5.00%, 11/24/2025	475,000	508,349
6.25%, 8/9/2026	50,000	61,156
6.38%, 7/24/2042 (a)	275,000	348,974
7.25%, 4/1/2032	100,000	133,673
Northern Trust Corp. 3.95%, 10/30/2025	150,000	154,740
The Bank Of New York Mellon Corp. 3.95%, 11/18/2025	100,000	104,479
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027	200,000	226,173
6.13%, 2/15/2033 (a)	340,000	406,320
6.25%, 2/1/2041	480,000	589,793
6.45%, 5/1/2036	150,000	173,663
6.75%, 10/1/2037	872,000	1,046,504

		3,919,511

CHEMICALS — 2.0%
Agrium, Inc. 6.13%, 1/15/2041	125,000	148,651
Airgas, Inc. 3.65%, 7/15/2024	100,000	100,924
CF Industries, Inc.:
4.95%, 6/1/2043	25,000	25,156
5.15%, 3/15/2034	125,000	132,515
5.38%, 3/15/2044	200,000	213,819
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043	100,000	97,075
4.90%, 1/15/2041	100,000	108,457
5.60%, 12/15/2036	100,000	117,339
Eastman Chemical Co.:
4.65%, 10/15/2044	100,000	99,211
4.80%, 9/1/2042	100,000	100,929
Ecolab, Inc. 5.50%, 12/8/2041	50,000	57,841
LYB International Finance BV:
4.88%, 3/15/2044	100,000	103,420
5.25%, 7/15/2043	164,000	179,062
Monsanto Co.:
3.38%, 7/15/2024	150,000	150,845
3.60%, 7/15/2042	37,000	32,534
4.20%, 7/15/2034	140,000	141,321
4.70%, 7/15/2064	100,000	100,401
5.88%, 4/15/2038	100,000	119,306
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	119,457
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	206,138
The Dow Chemical Co.:
4.38%, 11/15/2042	350,000	334,423
5.25%, 11/15/2041	50,000	54,017
9.40%, 5/15/2039	105,000	170,784

See accompanying notes to financial statements.

174

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

The Mosaic Co.:
5.45%, 11/15/2033	$75,000	$83,596
5.63%, 11/15/2043	158,000	179,076
The Sherwin-Williams Co. 4.00%, 12/15/2042	50,000	47,322

		3,223,619

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Equifax, Inc. 7.00%, 7/1/2037	100,000	127,655
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	45,045
Republic Services, Inc. 5.70%, 5/15/2041	150,000	175,585
The Western Union Co. 6.20%, 11/17/2036	150,000	155,557
Waste Management, Inc.:
3.50%, 5/15/2024	100,000	100,265
6.13%, 11/30/2039	100,000	124,822
7.75%, 5/15/2032	150,000	212,218

		941,147

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
5.50%, 1/15/2040	300,000	348,839
5.90%, 2/15/2039	284,000	347,694
Harris Corp. 6.15%, 12/15/2040	50,000	58,638
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	111,078
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	63,439

		929,688

COMPUTERS (PERIPHERALS) — 0.1%
Seagate HDD Cayman 4.75%, 1/1/2025 (b)	150,000	147,750

CONSTRUCTION & ENGINEERING — 0.0% (c)
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	60,831

CONSUMER FINANCE — 0.2%
John Deere Capital Corp. 3.35%, 6/12/2024	300,000	303,362

CONTAINERS & PACKAGING — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	200,000	232,236

DIVERSIFIED CONSUMER SERVICES — 0.2%
Johns Hopkins University 4.08%, 7/1/2053	100,000	97,283
Massachusetts Institute of Technology:
4.68%, 7/1/2114	100,000	106,738
5.60%, 7/1/2111	100,000	125,233

		329,254

DIVERSIFIED FINANCIAL SERVICES — 6.3%
American Express Co. 4.05%, 12/3/2042	100,000	96,252
Aon Corp. 6.25%, 9/30/2040	50,000	62,682
Bank of America Corp.:
4.88%, 4/1/2044	225,000	233,877
5.00%, 1/21/2044	300,000	316,818
5.88%, 2/7/2042	125,000	148,685
6.00%, 10/15/2036	150,000	181,468
6.11%, 1/29/2037	215,000	247,738
Citigroup, Inc.:
3.75%, 6/16/2024	100,000	100,517
5.30%, 5/6/2044	83,000	86,451
5.50%, 9/13/2025	300,000	334,049
5.88%, 2/22/2033	150,000	167,163
5.88%, 1/30/2042	250,000	297,356
6.00%, 10/31/2033	400,000	452,972
6.13%, 8/25/2036	350,000	403,427
6.63%, 1/15/2028	100,000	121,741
6.63%, 6/15/2032	150,000	180,077
6.68%, 9/13/2043	100,000	123,793
6.88%, 3/5/2038	105,000	138,697
8.13%, 7/15/2039	300,000	449,761
CME Group, Inc. 5.30%, 9/15/2043	150,000	171,100
Credit Suisse USA, Inc. 7.13%, 7/15/2032	350,000	486,305
General Electric Capital Corp.:
5.88%, 1/14/2038	610,000	736,095
6.75%, 3/15/2032	480,000	633,279
6.88%, 1/10/2039	599,000	805,813
General Electric Capital Corp., Series A 6.15%, 8/7/2037	645,000	801,252
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	140,480
Goldman Sachs Capital I 6.35%, 2/15/2034	100,000	113,584
Invesco Finance PLC 5.38%, 11/30/2043	50,000	55,527
JPMorgan Chase & Co.:
4.85%, 2/1/2044	200,000	212,090
5.40%, 1/6/2042	100,000	113,793
5.50%, 10/15/2040	100,000	114,826
5.63%, 8/16/2043	250,000	280,926
6.40%, 5/15/2038	285,000	359,860
Legg Mason, Inc. 5.63%, 1/15/2044	75,000	81,228
Leucadia National Corp. 6.63%, 10/23/2043	30,000	32,005
Merrill Lynch & Co., Inc.:
6.75%, 6/1/2028	150,000	182,917
7.75%, 5/14/2038	370,000	505,773
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	75,000	107,225
Raymond James Financial, Inc. 5.63%, 4/1/2024	50,000	55,787
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	131,099

		10,264,488

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.8%
AT&T, Inc.:
4.30%, 12/15/2042	392,000	370,522

See accompanying notes to financial statements.

175

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

4.35%, 6/15/2045	$448,000	$424,015
4.80%, 6/15/2044	500,000	510,407
5.55%, 8/15/2041	250,000	278,705
6.40%, 5/15/2038	10,000	12,050
6.50%, 9/1/2037	200,000	246,920
British Telecommunications PLC 9.63%, 12/15/2030	300,000	476,950
Pacific Bell Telephone Co. 7.13%, 3/15/2026	250,000	321,966
Qwest Corp.:
6.88%, 9/15/2033	150,000	151,125
7.25%, 9/15/2025	100,000	117,000
7.25%, 10/15/2035	100,000	103,000
Verizon Communications, Inc.:
3.85%, 11/1/2042	250,000	220,499
4.75%, 11/1/2041	100,000	100,928
5.05%, 3/15/2034	200,000	212,838
5.85%, 9/15/2035	227,000	263,158
6.00%, 4/1/2041	100,000	117,642
6.25%, 4/1/2037	250,000	301,042
6.40%, 9/15/2033	1,152,000	1,409,623
6.40%, 2/15/2038	100,000	122,148
6.55%, 9/15/2043	2,131,000	2,682,062
7.35%, 4/1/2039	200,000	269,483
7.75%, 12/1/2030	320,000	438,459
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	153,404
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	124,611

		9,428,557

ELECTRIC UTILITIES — 11.3%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	116,581
6.00%, 3/1/2039	100,000	125,703
6.13%, 5/15/2038	70,000	89,822
Ameren Illinois Co. 4.30%, 7/1/2044	150,000	151,279
Appalachian Power Co.:
4.40%, 5/15/2044	200,000	199,693
5.80%, 10/1/2035	50,000	59,604
6.38%, 4/1/2036	100,000	126,169
6.70%, 8/15/2037	100,000	131,254
7.00%, 4/1/2038	10,000	13,572
Arizona Public Service Co.:
3.35%, 6/15/2024	150,000	151,651
4.50%, 4/1/2042	100,000	103,858
Berkshire Hathaway Energy 8.48%, 9/15/2028	125,000	182,345
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	100,000	90,270
4.50%, 4/1/2044	100,000	105,208
Cleco Power LLC 6.00%, 12/1/2040	100,000	122,525
CMS Energy Corp.:
4.70%, 3/31/2043	29,000	29,737
4.88%, 3/1/2044	100,000	105,063
Commonwealth Edison Co.:
3.80%, 10/1/2042	50,000	47,031
4.70%, 1/15/2044	100,000	108,183
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	123,901
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	50,000	47,454
4.20%, 3/15/2042	75,000	73,800
4.45%, 3/15/2044	250,000	255,808
5.30%, 3/1/2035	100,000	115,256
5.50%, 12/1/2039	75,000	87,430
5.70%, 12/1/2036	130,000	156,032
5.70%, 6/15/2040	50,000	61,070
6.30%, 8/15/2037	15,000	19,422
Delmarva Power & Light Co. 4.00%, 6/1/2042	100,000	96,584
Dominion Gas Holdings LLC 4.80%, 11/1/2043 (b)	138,000	147,690
Dominion Resources, Inc:
5.95%, 6/15/2035	200,000	240,636
7.00%, 6/15/2038	100,000	134,104
DTE Electric Co. 4.30%, 7/1/2044	50,000	50,850
Duke Energy Carolinas LLC:
4.00%, 9/30/2042	150,000	145,807
4.25%, 12/15/2041	125,000	126,425
6.00%, 12/1/2028	100,000	122,151
6.05%, 4/15/2038	150,000	190,183
6.10%, 6/1/2037	100,000	124,732
6.45%, 10/15/2032	100,000	128,829
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	180,000	238,284
Duke Energy Progress, Inc.:
4.10%, 3/15/2043	100,000	98,846
4.38%, 3/30/2044	250,000	257,777
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	115,906
Exelon Corp. 5.63%, 6/15/2035	200,000	222,806
Exelon Generation Co. LLC:
5.60%, 6/15/2042	260,000	281,556
6.25%, 10/1/2039	210,000	245,415
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	105,356
Florida Power & Light Co.:
3.25%, 6/1/2024	150,000	151,364
4.05%, 6/1/2042	100,000	98,695
4.13%, 2/1/2042	100,000	99,931
5.69%, 3/1/2040	115,000	142,608
5.85%, 5/1/2037	50,000	62,469
5.95%, 2/1/2038	250,000	314,677
6.20%, 6/1/2036	150,000	194,510
Florida Power Corp.:
6.35%, 9/15/2037	100,000	130,800
6.40%, 6/15/2038	80,000	105,560
Georgia Power Co.:
4.30%, 3/15/2042	100,000	100,010
4.30%, 3/15/2043	50,000	49,923
4.75%, 9/1/2040	125,000	132,982
5.95%, 2/1/2039	150,000	184,216

See accompanying notes to financial statements.

176

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Iberdrola International BV 6.75%, 7/15/2036	$100,000	$123,843
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	64,321
ITC Holdings Corp. 3.65%, 6/15/2024	200,000	199,542
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	974	1,044
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	55,524
6.05%, 11/15/2035	50,000	60,729
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	85,998
Louisville Gas & Electric Co. 4.65%, 11/15/2043	100,000	107,038
MidAmerican Energy Holdings Co. 5.75%, 11/1/2035	100,000	122,674
Mississippi Power Co. 4.25%, 3/15/2042	100,000	95,615
Nevada Power Co.:
5.38%, 9/15/2040	75,000	87,347
6.65%, 4/1/2036	50,000	66,242
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	50,476
5.25%, 2/15/2043	100,000	106,755
5.65%, 2/1/2045	150,000	169,166
5.95%, 6/15/2041	100,000	116,145
Northern States Power Co.:
3.40%, 8/15/2042	100,000	88,087
4.13%, 5/15/2044	100,000	100,097
4.85%, 8/15/2040	100,000	110,823
5.35%, 11/1/2039	50,000	59,094
NSTAR Electric Co. 5.50%, 3/15/2040	100,000	119,444
Oglethorpe Power Corp.:
4.20%, 12/1/2042	25,000	24,079
4.55%, 6/1/2044	150,000	152,991
5.38%, 11/1/2040	65,000	73,188
5.95%, 11/1/2039	50,000	60,042
Ohio Edison Co. 6.88%, 7/15/2036	200,000	257,704
Ohio Power Co. 6.60%, 2/15/2033	102,000	131,400
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	100,000	105,697
5.25%, 5/15/2041	50,000	57,803
Oncor Electric Delivery Co. LLC:
4.55%, 12/1/2041	150,000	157,689
5.25%, 9/30/2040	50,000	57,782
5.30%, 6/1/2042	50,000	58,191
7.50%, 9/1/2038	125,000	180,393
Pacific Gas & Electric Co.:
4.60%, 6/15/2043	125,000	129,882
4.75%, 2/15/2044	200,000	211,795
5.13%, 11/15/2043	100,000	111,098
5.80%, 3/1/2037	150,000	180,430
6.05%, 3/1/2034	500,000	616,148
PacifiCorp:
6.00%, 1/15/2039	100,000	125,986
6.10%, 8/1/2036	50,000	63,846
6.25%, 10/15/2037	150,000	194,623
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	49,508
7.90%, 12/15/2038	100,000	149,533
PPL Capital Funding, Inc. 4.70%, 6/1/2043	50,000	51,276
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	150,000	149,891
5.20%, 7/15/2041	55,000	63,468
6.25%, 5/15/2039	50,000	65,177
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	123,816
7.75%, 3/1/2031	90,000	125,881
Public Service Co. of Colorado:
4.30%, 3/15/2044	100,000	102,537
6.25%, 9/1/2037	100,000	130,717
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	100,000	92,064
3.95%, 5/1/2042	50,000	48,445
4.00%, 6/1/2044	200,000	194,914
5.50%, 3/1/2040	100,000	120,313
5.80%, 5/1/2037	100,000	124,205
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	104,089
5.48%, 6/1/2035	75,000	89,130
5.64%, 4/15/2041	50,000	61,202
5.76%, 10/1/2039	100,000	123,923
5.80%, 3/15/2040	55,000	68,517
7.02%, 12/1/2027	100,000	132,756
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	24,309
4.30%, 4/1/2042	100,000	102,776
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	123,995
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	50,968
4.50%, 6/1/2064	200,000	200,824
4.60%, 6/15/2043	100,000	105,762
5.30%, 5/15/2033	50,000	57,478
5.45%, 2/1/2041	50,000	58,971
Southern California Edison Co.:
3.90%, 3/15/2043	50,000	47,839
4.05%, 3/15/2042	100,000	97,889
4.50%, 9/1/2040	50,000	52,509
4.65%, 10/1/2043	300,000	321,923
5.95%, 2/1/2038	100,000	124,659
6.00%, 1/15/2034	100,000	125,697
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	61,299
Southern Power Co. 5.25%, 7/15/2043	150,000	166,074
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	121,276
Tampa Electric Co.:
4.10%, 6/15/2042	50,000	48,947
4.35%, 5/15/2044	50,000	50,841

See accompanying notes to financial statements.

177

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.15%, 5/15/2037	$14,000	$17,820
6.55%, 5/15/2036	50,000	66,107
The Connecticut Light & Power Co.:
4.30%, 4/15/2044	100,000	101,689
6.35%, 6/1/2036	50,000	65,053
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	72,182
5.70%, 10/1/2037	50,000	60,647
Union Electric Co. 8.45%, 3/15/2039	100,000	157,930
Virginia Electric and Power Co.:
4.45%, 2/15/2044	150,000	156,028
4.65%, 8/15/2043	200,000	213,891
6.00%, 5/15/2037	89,000	111,803
Westar Energy, Inc.:
4.10%, 4/1/2043	50,000	49,340
4.13%, 3/1/2042	100,000	99,114
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	50,000	45,855
4.25%, 6/1/2044	60,000	60,714
Wisconsin Power & Light Co. 6.38%, 8/15/2037	50,000	65,906
Wisconsin Public Service Corp. 4.75%, 11/1/2044	50,000	54,857
Xcel Energy, Inc. 4.80%, 9/15/2041 (a)	50,000	53,538

		18,350,046

ELECTRICAL EQUIPMENT — 0.0% (c)
Emerson Electric Co. 6.00%, 8/15/2032	50,000	62,438

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc.:
5.75%, 8/15/2040	75,000	90,903
7.25%, 8/15/2036	50,000	63,064

		153,967

ENERGY EQUIPMENT & SERVICES — 0.9%
Cameron International Corp. 5.95%, 6/1/2041	100,000	117,797
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (a)	150,000	151,526
Halliburton Co.:
4.50%, 11/15/2041	60,000	62,593
4.75%, 8/1/2043	250,000	269,737
6.70%, 9/15/2038	100,000	135,338
7.45%, 9/15/2039	100,000	145,589
National Oilwell Varco, Inc. 3.95%, 12/1/2042	100,000	95,091
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	60,963
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	200,000	225,877
6.50%, 8/1/2036	125,000	147,855
6.75%, 9/15/2040	100,000	122,545

		1,534,911

FOOD & STAPLES RETAILING — 2.7%
CVS Caremark Corp.:
5.30%, 12/5/2043	125,000	141,546
5.75%, 5/15/2041	50,000	59,339
6.13%, 9/15/2039	200,000	247,668
6.25%, 6/1/2027	200,000	246,931
Delhaize America LLC 9.00%, 4/15/2031	50,000	66,501
Safeway, Inc. 7.25%, 2/1/2031 (a)	100,000	104,500
Sysco Corp. 6.63%, 3/17/2039	100,000	133,144
The Kroger Co.:
5.15%, 8/1/2043	130,000	140,022
5.40%, 7/15/2040	100,000	109,415
7.50%, 4/1/2031	65,000	85,223
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	100,000	95,882
4.30%, 4/22/2044	250,000	252,112
4.75%, 10/2/2043	200,000	215,832
4.88%, 7/8/2040	175,000	191,854
5.00%, 10/25/2040	150,000	166,971
5.25%, 9/1/2035	430,000	496,238
5.63%, 4/1/2040	200,000	241,041
5.63%, 4/15/2041	250,000	301,965
5.88%, 4/5/2027	200,000	246,971
6.20%, 4/15/2038	100,000	127,959
6.50%, 8/15/2037	475,000	628,046
Walgreen Co. 4.40%, 9/15/2042 (a)	50,000	47,976

		4,347,136

FOOD PRODUCTS — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	126,529
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	150,000	142,307
5.38%, 9/15/2035	100,000	114,412
5.94%, 10/1/2032	50,000	60,769
Campbell Soup Co. 3.80%, 8/2/2042	58,000	49,670
ConAgra Foods, Inc.:
4.65%, 1/25/2043	50,000	48,770
6.63%, 8/15/2039	150,000	183,923
7.00%, 10/1/2028	50,000	63,238
7.13%, 10/1/2026	50,000	62,970
Delhaize Group SA 5.70%, 10/1/2040	50,000	53,711
General Mills, Inc.:
4.15%, 2/15/2043	50,000	48,140
5.40%, 6/15/2040	100,000	111,575
Kellogg Co., Series B 7.45%, 4/1/2031	175,000	224,891
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	300,000	319,780
6.50%, 2/9/2040	50,000	62,629
6.88%, 1/26/2039	100,000	129,245
Mondelez International, Inc. 6.50%, 2/9/2040	310,000	393,713

See accompanying notes to financial statements.

178

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

The Hershey Co. 7.20%, 8/15/2027	$50,000	$66,590
Unilever Capital Corp. 5.90%, 11/15/2032	210,000	273,534

		2,536,396

GAS UTILITIES — 0.5%
AGL Capital Corp.:
4.40%, 6/1/2043	100,000	101,810
5.88%, 3/15/2041	70,000	86,097
6.00%, 10/1/2034	50,000	61,729
Atmos Energy Corp.:
4.15%, 1/15/2043	125,000	122,962
5.50%, 6/15/2041	50,000	58,992
ONE Gas, Inc. 4.66%, 2/1/2044 (b)	130,000	138,824
Piedmont Natural Gas Co., Inc. 4.65%, 8/1/2043	25,000	26,779
Southern California Gas Co.:
3.75%, 9/15/2042	50,000	47,096
4.45%, 3/15/2044	100,000	105,412

		749,701

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Baxter International, Inc.:
3.65%, 8/15/2042	100,000	89,765
6.25%, 12/1/2037	100,000	128,093
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	126,182
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	138,504
CareFusion Corp. 4.88%, 5/15/2044	100,000	100,401
Covidien International Finance SA 6.55%, 10/15/2037	100,000	130,615
Medtronic, Inc.:
4.00%, 4/1/2043	150,000	142,868
4.50%, 3/15/2042	100,000	102,389
4.63%, 3/15/2044	200,000	207,711
5.55%, 3/15/2040	100,000	117,095
St. Jude Medical, Inc. 4.75%, 4/15/2043	75,000	77,380
Stryker Corp.:
3.38%, 5/15/2024	100,000	99,810
4.38%, 5/15/2044	100,000	99,103
Zimmer Holdings, Inc. 5.75%, 11/30/2039	100,000	115,819

		1,675,735

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.:
4.50%, 5/15/2042	90,000	91,003
4.75%, 3/15/2044	100,000	105,224
6.63%, 6/15/2036	100,000	129,793
Cardinal Health, Inc. 4.60%, 3/15/2043	60,000	61,163
Catholic Health Initiatives 4.35%, 11/1/2042	50,000	47,847
CIGNA Corp.:
5.38%, 2/15/2042	100,000	113,640
5.88%, 3/15/2041	100,000	120,521
7.88%, 5/15/2027	100,000	131,341
Humana, Inc. 4.63%, 12/1/2042	107,000	104,938
Kaiser Foundation Hospitals 4.88%, 4/1/2042	50,000	54,382
Mayo Clinic 4.00%, 11/15/2047	100,000	95,148
McKesson Corp.:
4.88%, 3/15/2044	100,000	104,038
6.00%, 3/1/2041	50,000	59,310
Quest Diagnostics, Inc.:
4.25%, 4/1/2024 (a)	100,000	102,216
6.95%, 7/1/2037	75,000	92,734
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	100,000	93,846
4.25%, 3/15/2043	100,000	97,898
4.38%, 3/15/2042	150,000	151,809
4.63%, 11/15/2041	100,000	104,996
5.80%, 3/15/2036	50,000	60,280
5.95%, 2/15/2041	100,000	123,938
6.63%, 11/15/2037	100,000	131,765
6.88%, 2/15/2038	265,000	356,952
WellPoint, Inc.:
4.63%, 5/15/2042	200,000	203,012
4.65%, 1/15/2043	200,000	203,851
5.10%, 1/15/2044 (a)	200,000	216,777
5.85%, 1/15/2036	50,000	59,178
5.95%, 12/15/2034	10,000	11,882
6.38%, 6/15/2037	130,000	162,950

		3,392,432

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	56,833
McDonald’s Corp.:
3.63%, 5/1/2043	100,000	90,450
3.70%, 2/15/2042	75,000	68,913
4.88%, 7/15/2040	75,000	82,981
6.30%, 10/15/2037	250,000	324,006
6.30%, 3/1/2038	75,000	97,146
Yum! Brands, Inc. 6.88%, 11/15/2037	32,000	40,583

		760,912

HOUSEHOLD DURABLES — 0.0% (c)
Whirlpool Corp. 5.15%, 3/1/2043	50,000	52,876

HOUSEHOLD PRODUCTS — 0.6%
Kimberly-Clark Corp.:
3.70%, 6/1/2043	115,000	106,713
5.30%, 3/1/2041	100,000	117,915
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	120,551
5.55%, 3/5/2037	350,000	422,753
5.80%, 8/15/2034	100,000	124,729

		892,661

See accompanying notes to financial statements.

179

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.50%, 3/15/2040	$100,000	$103,309

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.:
3.88%, 6/15/2044	150,000	143,728
5.70%, 3/15/2037	100,000	123,846
General Electric Co.:
4.13%, 10/9/2042	250,000	246,941
4.50%, 3/11/2044	375,000	390,127
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	50,000	54,443
6.88%, 3/11/2038	100,000	133,157
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	130,180

		1,222,422

INSURANCE — 4.4%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	50,000	48,937
6.70%, 5/15/2036	50,000	66,649
Aflac, Inc.:
6.45%, 8/15/2040	50,000	63,268
6.90%, 12/17/2039	18,000	23,847
American International Group, Inc.:
6.25%, 5/1/2036	225,000	281,945
8.18%, 5/15/2058 (d)	525,000	719,906
Aon PLC:
3.50%, 6/14/2024	100,000	99,852
4.25%, 12/12/2042	120,000	112,845
4.45%, 5/24/2043	50,000	48,580
Arch Capital Group US, Inc. 5.14%, 11/1/2043	170,000	183,961
Assurant, Inc. 6.75%, 2/15/2034	50,000	58,578
AXA SA 8.60%, 12/15/2030	215,000	287,025
AXIS Specialty Finance PLC 5.15%, 4/1/2045	50,000	51,735
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043 (a)	100,000	98,708
4.40%, 5/15/2042	50,000	50,166
5.75%, 1/15/2040	100,000	120,080
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	200,000	203,917
Chubb Corp. 6.50%, 5/15/2038	120,000	159,608
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	122,808
CNA Financial Corp. 3.95%, 5/15/2024	100,000	102,683
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	60,211
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	100,000	101,406
Genworth Financial, Inc. 6.50%, 6/15/2034	50,000	60,624
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	121,000	116,560
6.63%, 3/30/2040	50,000	65,190
Lincoln National Corp. 7.00%, 6/15/2040	100,000	136,542
Loews Corp.:
4.13%, 5/15/2043	50,000	46,762
6.00%, 2/1/2035	50,000	59,403
Markel Corp. 5.00%, 3/30/2043	33,000	34,131
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	50,000	59,606
MetLife, Inc.:
4.13%, 8/13/2042 (a)	150,000	144,572
4.88%, 11/13/2043	250,000	269,501
5.70%, 6/15/2035	100,000	119,531
6.38%, 6/15/2034	100,000	128,728
6.40%, 12/15/2036	200,000	222,000
6.50%, 12/15/2032	100,000	128,892
10.75%, 8/1/2039	40,000	63,050
Principal Financial Group, Inc.:
4.63%, 9/15/2042	50,000	50,597
6.05%, 10/15/2036	50,000	60,599
Protective Life Corp. 8.45%, 10/15/2039	50,000	72,906
Prudential Financial, Inc.:
4.60%, 5/15/2044	100,000	101,151
5.10%, 8/15/2043	100,000	108,328
5.20%, 3/15/2044 (d)	150,000	151,875
5.40%, 6/13/2035	50,000	56,069
5.63%, 5/12/2041	125,000	145,084
5.75%, 7/15/2033	75,000	86,808
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	50,000	58,431
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	43,508
The Allstate Corp.:
4.50%, 6/15/2043	100,000	103,141
5.35%, 6/1/2033	50,000	57,105
5.55%, 5/9/2035	75,000	88,060
5.95%, 4/1/2036	30,000	37,048
The Progressive Corp.:
4.35%, 4/25/2044	250,000	252,961
6.25%, 12/1/2032	50,000	63,582
The Travelers Cos., Inc.:
4.60%, 8/1/2043	213,000	224,307
6.25%, 6/15/2037	130,000	167,221
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	63,997
Unum Group 5.75%, 8/15/2042	50,000	57,464
Voya Financial, Inc. 5.70%, 7/15/2043	100,000	117,008
XL Group PLC:
6.25%, 5/15/2027	100,000	118,274
6.38%, 11/15/2024	100,000	120,588

		7,127,919

See accompanying notes to financial statements.

180

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042	$200,000	$177,764

IT SERVICES — 0.7%
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	175,000	168,183
5.60%, 11/30/2039	237,000	285,209
5.88%, 11/29/2032	150,000	187,766
6.22%, 8/1/2027	50,000	63,227
6.50%, 1/15/2028	50,000	64,820
7.00%, 10/30/2025	50,000	65,934
Leidos Holdings, Inc. 5.95%, 12/1/2040	100,000	101,871
MasterCard, Inc. 3.38%, 4/1/2024	150,000	152,591

		1,089,601

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	59,141
Mattel, Inc. 6.20%, 10/1/2040	100,000	117,770

		176,911

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044 (a)	57,000	62,590

MACHINERY — 1.1%
Caterpillar, Inc.:
3.80%, 8/15/2042	236,000	218,813
4.30%, 5/15/2044 (a)	100,000	99,844
4.75%, 5/15/2064	25,000	25,882
5.20%, 5/27/2041	115,000	130,228
5.30%, 9/15/2035	100,000	114,739
6.05%, 8/15/2036	100,000	124,007
Cummins, Inc. 4.88%, 10/1/2043	119,000	129,827
Deere & Co.:
3.90%, 6/9/2042	200,000	190,214
5.38%, 10/16/2029	50,000	59,276
Dover Corp. 5.38%, 3/1/2041	100,000	117,946
Eaton Corp.:
4.00%, 11/2/2032	100,000	99,365
4.15%, 11/2/2042	150,000	144,683
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	94,138
4.88%, 9/15/2041	125,000	135,111
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	55,520

		1,739,593

MEDIA — 6.8%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	150,000	167,384
6.20%, 12/15/2034	50,000	61,218
6.40%, 12/15/2035	200,000	249,737
CBS Corp.:
4.85%, 7/1/2042 (a)	100,000	99,258
5.50%, 5/15/2033	50,000	54,774
5.90%, 10/15/2040 (a)	200,000	228,158
7.88%, 7/30/2030	125,000	167,233
Comcast Corp.:
4.25%, 1/15/2033	450,000	460,524
4.50%, 1/15/2043	100,000	101,142
4.65%, 7/15/2042	298,000	308,023
4.75%, 3/1/2044	200,000	210,872
5.65%, 6/15/2035	100,000	117,769
6.40%, 5/15/2038	100,000	127,294
6.40%, 3/1/2040	100,000	127,676
6.45%, 3/15/2037	200,000	254,795
6.55%, 7/1/2039 (a)	100,000	129,521
6.95%, 8/15/2037	360,000	482,198
7.05%, 3/15/2033	100,000	134,014
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.45%, 4/1/2024	100,000	105,816
5.15%, 3/15/2042	250,000	261,385
6.00%, 8/15/2040	50,000	57,378
6.38%, 3/1/2041	250,000	301,608
Discovery Communications LLC:
4.88%, 4/1/2043 (a)	50,000	50,507
4.95%, 5/15/2042	75,000	76,610
6.35%, 6/1/2040	150,000	178,517
Grupo Televisa SA:
5.00%, 5/13/2045	200,000	201,593
6.63%, 3/18/2025	150,000	183,478
NBCUniversal Media LLC:
4.45%, 1/15/2043	150,000	150,990
5.95%, 4/1/2041	100,000	121,898
6.40%, 4/30/2040 (a)	50,000	63,885
News America, Inc.:
6.15%, 3/1/2037	200,000	241,138
6.15%, 2/15/2041	400,000	489,718
6.55%, 3/15/2033	50,000	62,362
6.65%, 11/15/2037	140,000	177,785
The Walt Disney Co.:
3.70%, 12/1/2042	100,000	92,860
4.13%, 12/1/2041 (a)	150,000	149,653
4.13%, 6/1/2044	192,000	191,209
4.38%, 8/16/2041	50,000	51,910
Thomson Reuters Corp.:
5.65%, 11/23/2043	50,000	55,108
5.85%, 4/15/2040	100,000	111,471
Time Warner Cable, Inc.:
4.50%, 9/15/2042	300,000	292,076
5.50%, 9/1/2041	125,000	139,510
5.88%, 11/15/2040	150,000	173,027
6.55%, 5/1/2037	250,000	308,308
6.75%, 6/15/2039 (a)	200,000	253,657
7.30%, 7/1/2038	205,000	274,735
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	129,904
Time Warner, Inc.:
4.65%, 6/1/2044	300,000	295,268
4.90%, 6/15/2042 (a)	75,000	77,212
5.35%, 12/15/2043	150,000	162,708
6.10%, 7/15/2040	100,000	117,725
6.20%, 3/15/2040	150,000	180,082

See accompanying notes to financial statements.

181

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.25%, 3/29/2041	$250,000	$300,024
6.50%, 11/15/2036 (a)	75,000	92,023
7.63%, 4/15/2031	240,000	329,458
7.70%, 5/1/2032	200,000	277,919
Viacom, Inc.:
4.38%, 3/15/2043	212,000	196,501
4.88%, 6/15/2043	50,000	50,200
5.25%, 4/1/2044	150,000	158,121
5.85%, 9/1/2043	150,000	170,321
6.88%, 4/30/2036	100,000	125,990
WPP Finance UK 5.13%, 9/7/2042	50,000	51,096

		11,014,334

METALS & MINING — 3.3%
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	97,161
Barrick North America Finance LLC:
5.70%, 5/30/2041	150,000	153,562
5.75%, 5/1/2043	100,000	103,896
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	150,000	156,437
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	121,693
5.00%, 9/30/2043	400,000	442,128
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040 (a)	100,000	86,250
Freeport-McMoRan Copper & Gold, Inc. 5.45%, 3/15/2043	220,000	227,111
Goldcorp, Inc. 5.45%, 6/9/2044	100,000	103,145
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	133,634
6.25%, 10/1/2039	190,000	197,150
Nucor Corp.:
5.20%, 8/1/2043	136,000	144,869
6.40%, 12/1/2037	100,000	121,884
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	100,000	112,747
6.13%, 12/15/2033	65,000	77,849
7.25%, 3/15/2031	100,000	131,638
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	150,000	140,861
4.75%, 3/22/2042	100,000	102,955
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	100,000	108,954
7.13%, 7/15/2028	250,000	327,986
Southern Copper Corp.:
5.25%, 11/8/2042 (a)	250,000	231,646
6.75%, 4/16/2040	175,000	190,656
7.50%, 7/27/2035	150,000	175,522
Teck Resources, Ltd.:
5.40%, 2/1/2043	100,000	98,860
6.13%, 10/1/2035	150,000	159,138
6.25%, 7/15/2041 (a)	200,000	215,553
Vale Overseas, Ltd.:
6.88%, 11/21/2036	520,000	577,730
6.88%, 11/10/2039	300,000	334,834
Vale SA 5.63%, 9/11/2042 (a)	300,000	293,989

		5,369,838

MULTI-UTILITIES — 1.3%
American Water Capital Corp. 4.30%, 12/1/2042	150,000	150,019
Berkshire Hathaway Energy:
5.95%, 5/15/2037	100,000	121,237
6.13%, 4/1/2036	330,000	407,075
6.50%, 9/15/2037	130,000	166,994
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	106,017
5.25%, 8/1/2033	86,000	96,452
DTE Energy Co.:
3.50%, 6/1/2024	100,000	100,674
6.38%, 4/15/2033	50,000	62,910
Entergy Arkansas, Inc. 3.70%, 6/1/2024	100,000	103,562
MidAmerican Energy Co.:
3.50%, 10/15/2024	300,000	305,928
4.40%, 10/15/2044	250,000	258,046
4.80%, 9/15/2043	65,000	71,247
Midamerican Funding LLC 6.93%, 3/1/2029	13,000	16,991
Sempra Energy 6.00%, 10/15/2039	100,000	123,747
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	6,840	7,103

		2,098,002

MULTILINE RETAIL — 1.0%
Kohl’s Corp. 6.88%, 12/15/2037	150,000	184,310
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	100,000	99,237
5.13%, 1/15/2042	50,000	53,003
6.65%, 7/15/2024	75,000	91,526
6.70%, 7/15/2034	100,000	126,094
6.90%, 1/15/2032	113,000	142,802
Nordstrom, Inc.:
5.00%, 1/15/2044	50,000	54,465
6.95%, 3/15/2028	50,000	63,506
Target Corp.:
3.50%, 7/1/2024	100,000	101,458
4.00%, 7/1/2042 (a)	350,000	330,875
6.50%, 10/15/2037	100,000	130,940
7.00%, 1/15/2038	225,000	311,499

		1,689,715

OFFICE ELECTRONICS — 0.0% (c)
Xerox Corp. 6.75%, 12/15/2039	15,000	17,998

OIL, GAS & CONSUMABLE FUELS — 11.9%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	29,000	37,762
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	175,000	219,133
6.45%, 9/15/2036	300,000	381,135

See accompanying notes to financial statements.

182

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Apache Corp.:
4.25%, 1/15/2044	$100,000	$97,872
4.75%, 4/15/2043	250,000	261,201
5.10%, 9/1/2040	150,000	164,116
5.25%, 2/1/2042	75,000	83,719
6.00%, 1/15/2037	125,000	151,000
Baker Hughes, Inc.:
5.13%, 9/15/2040	250,000	284,399
6.88%, 1/15/2029	41,000	55,163
Buckeye Partners LP 5.85%, 11/15/2043	100,000	111,605
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	116,821
6.25%, 3/15/2038 (a)	225,000	279,770
7.20%, 1/15/2032	50,000	65,682
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	98,273
5.20%, 9/15/2043	200,000	219,374
6.75%, 11/15/2039	100,000	129,143
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	135,000	165,666
6.63%, 11/1/2037	100,000	131,034
Conoco Funding Co. 7.25%, 10/15/2031	165,000	231,732
Conoco, Inc. 6.95%, 4/15/2029	253,000	345,384
ConocoPhillips:
5.90%, 10/15/2032	275,000	340,301
5.90%, 5/15/2038	100,000	124,609
6.50%, 2/1/2039	375,000	502,976
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)(b)	100,000	100,908
4.90%, 6/1/2044 (b)	150,000	154,526
DCP Midstream LLC 8.13%, 8/16/2030	100,000	129,604
DCP Midstream Operating LP 5.60%, 4/1/2044	100,000	110,159
Devon Energy Corp.:
4.75%, 5/15/2042 (a)	200,000	207,846
5.60%, 7/15/2041	100,000	115,251
7.95%, 4/15/2032	100,000	141,471
Devon Financing Corp. ULC 7.88%, 9/30/2031	115,000	161,048
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	138,815
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042 (a)	100,000	91,943
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	133,200
Enbridge, Inc.:
3.50%, 6/10/2024	100,000	99,438
4.50%, 6/10/2044	100,000	98,395
EnCana Corp.:
5.15%, 11/15/2041 (a)	75,000	81,212
6.50%, 8/15/2034 (a)	150,000	185,125
6.50%, 2/1/2038	150,000	188,007
6.63%, 8/15/2037	50,000	62,748
Energy Transfer Partners LP:
5.15%, 2/1/2043	100,000	102,109
5.95%, 10/1/2043	100,000	112,428
6.05%, 6/1/2041	247,000	280,090
6.50%, 2/1/2042	100,000	119,115
6.63%, 10/15/2036	50,000	59,489
ENI USA, Inc. 7.30%, 11/15/2027	50,000	66,788
EnLink Midstream Partners LP 5.60%, 4/1/2044	100,000	111,327
Enterprise Products Operating LLC:
4.45%, 2/15/2043	100,000	97,482
4.85%, 8/15/2042	100,000	103,420
4.85%, 3/15/2044	100,000	103,513
5.10%, 2/15/2045	250,000	268,163
6.13%, 10/15/2039	100,000	120,124
6.65%, 10/15/2034	100,000	126,091
6.88%, 3/1/2033	50,000	63,784
7.55%, 4/15/2038	115,000	158,349
Hess Corp.:
5.60%, 2/15/2041	250,000	289,027
6.00%, 1/15/2040	75,000	89,674
7.13%, 3/15/2033	100,000	132,205
7.30%, 8/15/2031	115,000	153,000
7.88%, 10/1/2029	50,000	68,691
Husky Energy, Inc.:
4.00%, 4/15/2024	100,000	103,468
6.80%, 9/15/2037	50,000	65,251
Kerr-McGee Corp.:
6.95%, 7/1/2024	100,000	128,242
7.88%, 9/15/2031	150,000	210,640
Kinder Morgan Energy Partners LP:
5.00%, 8/15/2042	300,000	296,454
5.00%, 3/1/2043	50,000	49,403
5.50%, 3/1/2044	300,000	317,662
5.63%, 9/1/2041	100,000	106,761
6.38%, 3/1/2041	100,000	116,374
6.50%, 2/1/2037	100,000	117,019
6.55%, 9/15/2040	50,000	59,360
6.95%, 1/15/2038	175,000	214,683
7.40%, 3/15/2031	200,000	250,791
Magellan Midstream Partners LP 5.15%, 10/15/2043	100,000	109,415
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	64,276
6.80%, 3/15/2032	50,000	63,297
Marathon Petroleum Corp. 6.50%, 3/1/2041	120,000	147,539
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	49,233
Noble Energy, Inc.:
5.25%, 11/15/2043	150,000	165,255
6.00%, 3/1/2041	50,000	59,819
Noble Holding International, Ltd.:
5.25%, 3/15/2042 (a)	50,000	51,638
6.05%, 3/1/2041	50,000	56,648
ONEOK Partners LP:
6.13%, 2/1/2041	50,000	58,723
6.20%, 9/15/2043	150,000	178,844

See accompanying notes to financial statements.

183

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.85%, 10/15/2037	$100,000	$126,099
Petro-Canada:
5.35%, 7/15/2033	100,000	110,941
5.95%, 5/15/2035	100,000	118,898
6.80%, 5/15/2038	95,000	124,604
Phillips 66 5.88%, 5/1/2042	350,000	419,066
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/2044	50,000	50,559
5.15%, 6/1/2042	100,000	107,068
6.65%, 1/15/2037	150,000	189,679
Rowan Cos., Inc.:
5.40%, 12/1/2042	100,000	101,752
5.85%, 1/15/2044 (a)	33,000	35,525
Shell International Finance BV:
3.63%, 8/21/2042	50,000	45,363
4.55%, 8/12/2043	100,000	105,169
5.50%, 3/25/2040	100,000	119,456
6.38%, 12/15/2038	540,000	712,552
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	20,390
Suncor Energy, Inc.:
6.50%, 6/15/2038	250,000	319,848
6.85%, 6/1/2039	100,000	132,814
Sunoco Logistics Partners Operations LP:
5.30%, 4/1/2044	200,000	210,774
6.10%, 2/15/2042	100,000	115,065
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	100,000	107,265
6.25%, 2/1/2038	100,000	115,080
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	131,115
Tosco Corp. 8.13%, 2/15/2030	100,000	147,586
Total Capital International SA 3.75%, 4/10/2024	100,000	103,915
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	250,000	264,037
5.00%, 10/16/2043	50,000	54,445
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040	300,000	371,978
6.20%, 10/15/2037	120,000	149,865
TransCanada PipeLines, Ltd. 7.25%, 8/15/2038	100,000	138,203
TransCanada Pipelines, Ltd. 7.63%, 1/15/2039	165,000	236,733
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	21,899
5.40%, 8/15/2041	50,000	56,526
Transocean, Inc.:
6.80%, 3/15/2038	250,000	284,457
7.50%, 4/15/2031	30,000	35,859
Valero Energy Corp.:
6.63%, 6/15/2037	250,000	309,074
7.50%, 4/15/2032	75,000	98,724
10.50%, 3/15/2039	100,000	167,118
Western Gas Partners LP 5.45%, 4/1/2044	50,000	55,167
Williams Cos., Inc. 8.75%, 3/15/2032	250,000	324,999
Williams Partners LP:
3.90%, 1/15/2025	65,000	65,289
5.40%, 3/4/2044	200,000	213,189
5.80%, 11/15/2043	50,000	56,165
6.30%, 4/15/2040	100,000	118,568

		19,256,108

PAPER & FOREST PRODUCTS — 0.8%
Domtar Corp. 6.75%, 2/15/2044	50,000	59,191
Georgia-Pacific LLC 8.88%, 5/15/2031	150,000	225,154
International Paper Co.:
3.65%, 6/15/2024 (a)	300,000	301,532
4.80%, 6/15/2044	350,000	354,474
6.00%, 11/15/2041	100,000	116,678
7.30%, 11/15/2039	25,000	33,528
8.70%, 6/15/2038	50,000	74,462
Westvaco Corp. 7.95%, 2/15/2031	100,000	128,655

		1,293,674

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.95%, 3/15/2043	50,000	51,068
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	61,221

		112,289

PHARMACEUTICALS — 4.8%
Abbott Laboratories:
5.30%, 5/27/2040	150,000	177,777
6.00%, 4/1/2039	75,000	95,797
AbbVie, Inc. 4.40%, 11/6/2042	400,000	387,440
Actavis Funding SCS 4.85%, 6/15/2044 (b)	250,000	251,996
Actavis, Inc. 4.63%, 10/1/2042	100,000	97,317
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	95,134
6.45%, 9/15/2037	375,000	486,112
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	71,000	58,216
4.50%, 3/1/2044	200,000	204,619
5.88%, 11/15/2036	74,000	90,406
Eli Lilly & Co.:
4.65%, 6/15/2044	100,000	105,630
5.50%, 3/15/2027	265,000	315,445
6.77%, 1/1/2036	100,000	133,934
Express Scripts Holding Co.:
3.50%, 6/15/2024	300,000	298,810
6.13%, 11/15/2041	75,000	90,320
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043 (a)	45,000	44,194
6.38%, 5/15/2038	380,000	489,593
Johnson & Johnson:
4.38%, 12/5/2033	150,000	161,373

See accompanying notes to financial statements.

184

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

4.50%, 9/1/2040	$225,000	$241,270
4.85%, 5/15/2041	50,000	56,520
4.95%, 5/15/2033	100,000	115,254
5.85%, 7/15/2038	65,000	83,708
5.95%, 8/15/2037	75,000	97,208
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	122,000	123,391
Merck & Co, Inc.:
4.15%, 5/18/2043	300,000	292,149
5.85%, 6/30/2039	140,000	173,562
5.95%, 12/1/2028	100,000	123,474
6.30%, 1/1/2026	150,000	188,714
6.50%, 12/1/2033	50,000	66,691
6.55%, 9/15/2037	100,000	134,093
Merck Sharp & Dohme Corp. 6.40%, 3/1/2028	150,000	190,946
Mylan, Inc. 5.40%, 11/29/2043 (a)	117,000	126,387
Novartis Capital Corp.:
3.40%, 5/6/2024	200,000	202,550
3.70%, 9/21/2042	100,000	92,413
4.40%, 5/6/2044	150,000	155,617
Pfizer, Inc.:
4.40%, 5/15/2044	105,000	107,126
7.20%, 3/15/2039	310,000	435,840
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	119,847
Wyeth:
5.95%, 4/1/2037	470,000	575,639
6.50%, 2/1/2034	125,000	162,148
Wyeth LLC 6.00%, 2/15/2036	100,000	125,751
Zoetis, Inc. 4.70%, 2/1/2043	126,000	128,391

		7,702,802

PIPELINES — 0.1%
Enable Midstream Partners LP 5.00%, 5/15/2044 (b)	85,000	85,665

REAL ESTATE INVESTMENT TRUSTS — 0.8%
ERP Operating LP 4.50%, 7/1/2044	200,000	201,989
Essex Portfolio LP 3.88%, 5/1/2024 (b)	50,000	51,238
HCP, Inc. 6.75%, 2/1/2041	50,000	65,596
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	108,736
Lexington Realty Trust 4.40%, 6/15/2024	60,000	61,247
National Retail Properties, Inc. 3.90%, 6/15/2024	100,000	101,637
Realty Income Corp. 3.88%, 7/15/2024	65,000	65,675
Regency Centers LP 3.75%, 6/15/2024	100,000	101,238
Simon Property Group LP:
4.75%, 3/15/2042	100,000	107,187
6.75%, 2/1/2040	65,000	88,694
Ventas Realty LP 3.75%, 5/1/2024	100,000	101,064
Weyerhaeuser Co.:
6.95%, 10/1/2027	30,000	37,214
7.38%, 3/15/2032	200,000	269,675

		1,361,190

ROAD & RAIL — 2.0%
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	150,000	154,506
4.38%, 9/1/2042	100,000	98,497
4.40%, 3/15/2042	75,000	74,060
4.90%, 4/1/2044	200,000	213,632
5.05%, 3/1/2041	100,000	108,256
5.15%, 9/1/2043	100,000	110,422
5.75%, 5/1/2040	150,000	177,931
6.15%, 5/1/2037	100,000	124,227
7.95%, 8/15/2030	50,000	69,772
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	90,160
4.50%, 11/7/2043	50,000	52,847
6.38%, 11/15/2037	100,000	130,945
6.90%, 7/15/2028	45,000	59,909
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	122,730
Con-way, Inc. 6.70%, 5/1/2034	50,000	55,705
CSX Corp.:
4.10%, 3/15/2044 (a)	261,000	247,287
4.40%, 3/1/2043	100,000	99,371
6.00%, 10/1/2036	55,000	66,439
6.22%, 4/30/2040	120,000	151,133
Kansas City Southern Railway Co. 4.30%, 5/15/2043	17,000	15,908
Norfolk Southern Corp.:
4.84%, 10/1/2041	250,000	265,622
5.59%, 5/17/2025	100,000	115,366
6.00%, 3/15/2105	100,000	117,704
7.80%, 5/15/2027	100,000	136,505
Union Pacific Corp.:
4.30%, 6/15/2042	50,000	50,491
4.75%, 9/15/2041	75,000	81,087
4.82%, 2/1/2044	102,000	111,866
4.85%, 6/15/2044	100,000	110,222

		3,212,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	116,639
Intel Corp.:
4.00%, 12/15/2032	150,000	149,242
4.25%, 12/15/2042 (a)	200,000	195,503
4.80%, 10/1/2041	100,000	106,654

		568,038

SOFTWARE — 1.3%
Microsoft Corp.:
3.50%, 11/15/2042	300,000	266,322
3.75%, 5/1/2043	73,000	67,431

See accompanying notes to financial statements.

185

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

4.50%, 10/1/2040	$110,000	$115,230
4.88%, 12/15/2043	100,000	109,838
5.20%, 6/1/2039	100,000	113,195
5.30%, 2/8/2041	400,000	468,007
Oracle Corp.:
4.30%, 7/8/2034	350,000	349,860
5.38%, 7/15/2040	200,000	227,379
6.13%, 7/8/2039	205,000	259,082
6.50%, 4/15/2038	150,000	196,715

		2,173,059

SPECIALTY RETAIL — 1.4%
Kohl’s Corp. 6.00%, 1/15/2033	25,000	27,744
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	160,000	167,378
5.00%, 9/15/2043	100,000	109,911
5.50%, 10/15/2035	100,000	115,110
5.80%, 10/15/2036	100,000	119,766
5.80%, 4/15/2040	100,000	120,896
6.65%, 9/15/2037	50,000	65,561
QVC, Inc. 5.95%, 3/15/2043	50,000	53,382
The Home Depot, Inc.:
4.20%, 4/1/2043	300,000	294,622
4.40%, 3/15/2045	300,000	304,598
4.88%, 2/15/2044	100,000	108,809
5.40%, 9/15/2040	200,000	232,325
5.88%, 12/16/2036	265,000	326,958
5.95%, 4/1/2041	125,000	154,998

		2,202,058

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Apple, Inc.:
3.45%, 5/6/2024	200,000	202,376
3.85%, 5/4/2043	400,000	367,355
4.45%, 5/6/2044	60,000	60,703
Hewlett-Packard Co. 6.00%, 9/15/2041	425,000	487,853

		1,118,287

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
NIKE, Inc. 3.63%, 5/1/2043	50,000	45,381
V.F. Corp. 6.45%, 11/1/2037	100,000	127,490

		172,871

TOBACCO — 1.1%
Altria Group, Inc.:
4.25%, 8/9/2042	50,000	46,442
4.50%, 5/2/2043	50,000	48,129
5.38%, 1/31/2044	392,000	428,100
9.95%, 11/10/2038	54,000	89,096
10.20%, 2/6/2039	33,000	55,690
Lorillard Tobacco Co. 8.13%, 5/1/2040 (a)	50,000	67,561
Philip Morris International, Inc.:
3.88%, 8/21/2042	50,000	46,556
4.13%, 3/4/2043	150,000	144,278
4.38%, 11/15/2041	100,000	99,932
4.50%, 3/20/2042	50,000	50,801
4.88%, 11/15/2043	175,000	188,652
6.38%, 5/16/2038	200,000	254,554
Reynolds American, Inc.:
4.75%, 11/1/2042	125,000	119,210
6.15%, 9/15/2043	150,000	172,040

		1,811,041

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp. 6.00%, 5/23/2111	100,000	117,757

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Alltel Corp. 7.88%, 7/1/2032	150,000	207,893
America Movil SAB de CV:
4.38%, 7/16/2042	250,000	236,327
6.13%, 3/30/2040	200,000	236,293
6.38%, 3/1/2035 (a)	140,000	167,678
AT&T Corp. 8.00%, 11/15/2031	219,000	316,444
AT&T, Inc.:
5.35%, 9/1/2040	445,000	482,686
6.15%, 9/15/2034	100,000	118,353
6.30%, 1/15/2038	215,000	259,186
6.55%, 2/15/2039	250,000	309,890
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	380,000	553,634
9.25%, 6/1/2032	150,000	236,761
Embarq Corp. 8.00%, 6/1/2036	300,000	328,500
France Telecom SA 5.38%, 1/13/2042 (a)	100,000	109,071
GTE Corp. 6.94%, 4/15/2028	160,000	200,011
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	140,587
Orange SA:
5.50%, 2/6/2044	150,000	167,150
9.00%, 3/1/2031	300,000	448,844
Rogers Communications, Inc.:
4.50%, 3/15/2043 (a)	50,000	48,208
5.00%, 3/15/2044	200,000	208,519
7.50%, 8/15/2038	50,000	67,582
Telefonica Emisiones SAU 7.05%, 6/20/2036	300,000	380,807
Telefonica Europe BV 8.25%, 9/15/2030	145,000	197,310
US Cellular Corp. 6.70%, 12/15/2033	100,000	101,093
Vodafone Group PLC:
4.38%, 2/19/2043	175,000	166,380
6.15%, 2/27/2037	290,000	344,185

See accompanying notes to financial statements.

186

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.25%, 11/30/2032	$100,000	$120,633

		6,154,025

TOTAL CORPORATE BONDS & NOTES —
(Cost $156,263,196)		159,915,915

	Shares
SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,499,503	2,499,503
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	1,362,379	1,362,379

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $3,861,882)		3,861,882

TOTAL INVESTMENTS — 101.2% (i)
(Cost $160,125,078)		163,777,797
OTHER ASSETS & LIABILITIES — (1.2)%		(1,948,940)

NET ASSETS — 100.0%		$161,828,857

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (Note 2).
(i)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

187

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp. 2.25%, 11/15/2022	$100,000	$94,359
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	55,124
L-3 Communications Corp.:
3.95%, 11/15/2016 (a)	25,000	26,537
4.75%, 7/15/2020	25,000	27,334
Lockheed Martin Corp.:
2.13%, 9/15/2016	50,000	51,325
4.07%, 12/15/2042	50,000	48,209
Raytheon Co.:
3.13%, 10/15/2020	50,000	51,754
4.88%, 10/15/2040	15,000	16,477
The Boeing Co. 5.88%, 2/15/2040	20,000	25,156
United Technologies Corp. 6.13%, 7/15/2038	25,000	32,243

		428,518

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 2.63%, 8/1/2022	75,000	71,807
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	27,947

		99,754

AIRLINES — 1.6%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 1/15/2027 (b)	97,291	98,750
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 11/7/2021 (c)	179,358	193,707
Southwest Airlines Co. 5.13%, 3/1/2017 (a)	100,000	109,070
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 10/11/2027 (a)	50,000	50,875
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	47,795	50,305

		502,707

AUTO COMPONENTS — 0.8%
Delphi Corp. 5.00%, 2/15/2023 (c)	100,000	107,875
Johnson Controls, Inc.:
4.25%, 3/1/2021	50,000	53,789
4.63%, 7/2/2044	100,000	100,412

		262,076

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	25,000	37,693
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,162

		87,855

BANKS — 5.8%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	52,791
American Express Bank FSB 6.00%, 9/13/2017	25,000	28,523
Bank of Montreal 1.40%, 9/11/2017	100,000	99,986
Barclays Bank PLC 3.90%, 4/7/2015	100,000	102,640
BB&T Corp.:
2.15%, 3/22/2017	50,000	51,029
3.20%, 3/15/2016	50,000	51,844
BNP Paribas SA 5.00%, 1/15/2021	50,000	55,592
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018 (a)	100,000	100,109
Credit Suisse of New York, NY 4.38%, 8/5/2020	100,000	109,013
Deutsche Bank AG London 6.00%, 9/1/2017	100,000	113,649
Fifth Third Bank 1.15%, 11/18/2016	100,000	99,886
HSBC Holdings PLC 4.00%, 3/30/2022	50,000	53,192
KeyCorp 5.10%, 3/24/2021	50,000	56,721
Lloyds Bank PLC 6.38%, 1/21/2021	100,000	120,825
PNC Funding Corp.:
2.70%, 9/19/2016	50,000	51,726
3.63%, 2/8/2015	150,000	152,878
Royal Bank of Canada:
1.45%, 9/9/2016	30,000	30,367
2.20%, 7/27/2018	50,000	50,924
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019 (a)	75,000	88,393
The Toronto-Dominion Bank 2.38%, 10/19/2016 (a)	50,000	51,739
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	51,447
Wells Fargo & Co.:
1.50%, 7/1/2015	100,000	100,887
5.63%, 12/11/2017	50,000	56,782
Westpac Banking Corp.:
1.60%, 1/12/2018	100,000	100,144
3.00%, 8/4/2015	25,000	25,641

		1,856,728

BEVERAGES — 1.9%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	50,000	75,206
Beam Suntory, Inc. 5.38%, 1/15/2016	50,000	53,285
Brown-Forman Corp. 2.25%, 1/15/2023	50,000	46,699
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	50,848
Diageo Capital PLC:
1.50%, 5/11/2017 (a)	100,000	100,998

See accompanying notes to financial statements.

188

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

2.63%, 4/29/2023	$50,000	$47,776
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016 (a)	50,000	51,588
Molson Coors Brewing Co. 5.00%, 5/1/2042	75,000	78,361
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	52,010
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	56,674

		613,445

BIOTECHNOLOGY — 0.9%
Amgen, Inc. 6.38%, 6/1/2037 (a)	25,000	31,043
Celgene Corp. 3.95%, 10/15/2020	50,000	53,276
Genentech, Inc. 4.75%, 7/15/2015	85,000	88,730
Genzyme Corp. 3.63%, 6/15/2015	50,000	51,532
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	55,121

		279,702

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	55,353

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	25,000	29,945

CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	50,000	57,040
7.30%, 6/28/2019	25,000	30,829
BlackRock, Inc. 1.38%, 6/1/2015 (a)	100,000	100,902
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	50,115
Jefferies Group LLC 3.88%, 11/9/2015 (a)	50,000	51,752
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,095
6.25%, 8/9/2026	25,000	30,578
Northern Trust Corp. 2.38%, 8/2/2022	100,000	96,328
The Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	50,000	51,494
3.63%, 1/22/2023 (a)	50,000	50,210
6.25%, 2/1/2041	25,000	30,718

		660,061

CHEMICALS — 3.4%
Agrium, Inc.:
3.15%, 10/1/2022	50,000	49,009
6.13%, 1/15/2041 (a)	25,000	29,730
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	15,000	15,369
4.38%, 8/21/2019	50,000	55,190
Airgas, Inc. 3.25%, 10/1/2015 (a)	100,000	102,829
CF Industries, Inc. 6.88%, 5/1/2018	100,000	117,714
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	58,366
Eastman Chemical Co. 3.00%, 12/15/2015 (a)	25,000	25,754
Ecolab, Inc. 5.50%, 12/8/2041	50,000	57,841
LYB International Finance BV:
4.00%, 7/15/2023	100,000	104,814
5.25%, 7/15/2043	25,000	27,296
Monsanto Co.:
2.75%, 4/15/2016	25,000	25,883
3.60%, 7/15/2042	80,000	70,344
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020 (a)	50,000	56,012
PPG Industries, Inc. 2.70%, 8/15/2022 (a)	75,000	72,245
RPM International, Inc.:
3.45%, 11/15/2022	50,000	48,518
6.13%, 10/15/2019	25,000	28,915
The Dow Chemical Co. 7.38%, 11/1/2029 (a)	50,000	66,676
The Mosaic Co. 4.88%, 11/15/2041	25,000	25,322
The Sherwin-Williams Co. 1.35%, 12/15/2017	50,000	49,976

		1,087,803

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp. No 2 2.85%, 6/1/2016	50,000	51,214
Equifax, Inc. 3.30%, 12/15/2022	100,000	97,562
Republic Services, Inc.:
3.80%, 5/15/2018 (a)	50,000	53,557
5.25%, 11/15/2021	20,000	22,818
The Western Union Co.:
2.88%, 12/10/2017	50,000	51,256
5.25%, 4/1/2020 (a)	25,000	27,389

		303,796

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
2.13%, 3/1/2019 (a)	50,000	50,219
3.15%, 3/14/2017 (a)	50,000	52,524
5.90%, 2/15/2039	25,000	30,607
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	53,825
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	56,780

		243,955

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc. 4.38%, 5/8/2042	50,000	50,693

CONSUMER FINANCE — 0.2%
John Deere Capital Corp. 2.25%, 4/17/2019	50,000	50,601

See accompanying notes to financial statements.

189

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

CONTAINERS & PACKAGING — 0.6%
Rock Tenn Co. 4.90%, 3/1/2022	$75,000	$81,754
Rock-Tenn Co. 3.50%, 3/1/2020	50,000	51,620
Sonoco Products Co. 5.75%, 11/1/2040	40,000	46,447

		179,821

DIVERSIFIED FINANCIAL SERVICES — 6.6%
Air Lease Corp.:
3.38%, 1/15/2019 (a)	50,000	51,561
3.88%, 4/1/2021 (a)	25,000	25,350
Alterra Finance LLC 6.25%, 9/30/2020	50,000	58,183
American Express Credit Corp. 1.75%, 6/12/2015	50,000	50,552
American Honda Finance Corp. 1.13%, 10/7/2016	100,000	100,664
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	41,830
Bank of America Corp.:
3.88%, 3/22/2017 (a)	75,000	79,915
4.00%, 4/1/2024 (a)	100,000	102,208
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,714
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	55,557
6.75%, 9/15/2017 (a)	17,000	19,734
Citigroup, Inc.:
2.55%, 4/8/2019	100,000	100,914
3.95%, 6/15/2016	50,000	52,743
Ford Motor Credit Co. LLC 4.25%, 9/20/2022 (a)	100,000	106,435
Franklin Resources, Inc. 3.13%, 5/20/2015	100,000	102,379
General Electric Capital Corp.:
3.50%, 6/29/2015 (a)	50,000	51,532
6.75%, 3/15/2032	50,000	65,967
Invesco Finance PLC:
4.00%, 1/30/2024	75,000	77,919
5.38%, 11/30/2043	50,000	55,527
JPMorgan Chase & Co.:
1.13%, 2/26/2016	100,000	100,469
3.20%, 1/25/2023	50,000	49,713
5.50%, 10/15/2040	25,000	28,707
Lazard Group LLC 6.85%, 6/15/2017	95,000	107,823
Legg Mason, Inc.:
2.70%, 7/15/2019 (a)	50,000	50,409
5.63%, 1/15/2044	50,000	54,152
Moody’s Corp. 5.50%, 9/1/2020	50,000	55,919
Nomura Holdings, Inc. 2.75%, 3/19/2019	100,000	101,515
ORIX Corp. 5.00%, 1/12/2016 (a)	60,000	63,613
The Charles Schwab Corp. 3.23%, 9/1/2022	50,000	50,133
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	32,944
Toyota Motor Credit Corp. 0.80%, 5/17/2016	100,000	100,301
UBS AG of Stamford, CT 5.88%, 12/20/2017 (a)	100,000	114,246

		2,124,628

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.:
2.50%, 8/15/2015	50,000	51,028
4.30%, 12/15/2042 (a)	50,000	47,260
British Telecommunications PLC 5.95%, 1/15/2018	100,000	114,329
Qwest Corp. 6.88%, 9/15/2033	50,000	50,375
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	62,306

		325,298

ELECTRIC UTILITIES — 5.9%
Appalachian Power Co.:
5.80%, 10/1/2035 (a)	25,000	29,802
7.95%, 1/15/2020	50,000	63,639
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	63,997
CMS Energy Corp. 3.88%, 3/1/2024	70,000	72,389
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	50,000	53,410
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	56,244
Consumers Energy Co.:
3.38%, 8/15/2023	50,000	51,344
3.95%, 5/15/2043	25,000	24,125
Dominion Gas Holdings LLC 4.80%, 11/1/2043 (a)(b)	50,000	53,511
Dominion Resources, Inc. 6.00%, 11/30/2017	50,000	57,344
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	31,183
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	29,355
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	56,940
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	24,983
Georgia Power Co. 5.65%, 3/1/2037	25,000	29,496
Great Plains Energy, Inc. 4.85%, 6/1/2021	75,000	83,150
Kansas City Power & Light Co. 3.15%, 3/15/2023	50,000	49,858
Kentucky Utilities Co. 5.13%, 11/1/2040 (a)	25,000	28,666
Nevada Power Co. 6.65%, 4/1/2036 (a)	50,000	66,242
Nisource Finance Corp.:
5.65%, 2/1/2045 (a)	25,000	28,194
5.95%, 6/15/2041	25,000	29,036

See accompanying notes to financial statements.

190

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

NSTAR Electric Co. 4.40%, 3/1/2044 (a)	$35,000	$36,175
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	50,000	52,848
5.25%, 5/15/2041	25,000	28,901
Pacific Gas & Electric Co. 4.75%, 2/15/2044 (a)	25,000	26,474
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	52,337
Progress Energy, Inc. 4.40%, 1/15/2021 (a)	50,000	54,774
Public Service Co. of Colorado 4.30%, 3/15/2044	67,000	68,699
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,015
5.50%, 3/1/2040	15,000	18,047
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	50,000	62,452
Southern California Edison Co.:
3.88%, 6/1/2021	20,000	21,555
4.65%, 10/1/2043	50,000	53,654
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	56,138
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	57,396
Union Electric Co. 3.50%, 4/15/2024	50,000	51,235
Westar Energy, Inc. 4.13%, 3/1/2042	50,000	49,557
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	30,498
Wisconsin Power & Light Co. 5.00%, 7/15/2019 (a)	50,000	55,944
Wisconsin Public Service Corp. 4.75%, 11/1/2044	100,000	109,714

		1,889,321

ELECTRICAL EQUIPMENT — 0.5%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	57,543
Emerson Electric Co. 4.25%, 11/15/2020	50,000	53,973
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	58,143

		169,659

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp.:
2.55%, 1/30/2019	50,000	50,690
4.00%, 2/1/2022	35,000	35,789
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,529
Avnet, Inc. 6.63%, 9/15/2016	50,000	55,875
Corning, Inc. 5.75%, 8/15/2040	30,000	36,361

		230,244

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. 5.95%, 6/1/2041 (a)	25,000	29,449
Halliburton Co.:
4.50%, 11/15/2041 (a)	25,000	26,081
6.70%, 9/15/2038	25,000	33,834
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	62,502
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	25,000	24,103
3.95%, 12/1/2042	25,000	23,773

		199,742

FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.:
1.70%, 12/15/2019	50,000	49,162
5.50%, 3/15/2017 (a)	25,000	27,906
CVS Caremark Corp.:
2.75%, 12/1/2022	50,000	48,288
6.13%, 8/15/2016	20,000	21,974
6.13%, 9/15/2039 (a)	50,000	61,917
Sysco Corp. 6.63%, 3/17/2039	25,000	33,286
The Kroger Co.:
3.85%, 8/1/2023	50,000	51,369
6.15%, 1/15/2020	50,000	58,606
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017	100,000	100,043
6.20%, 4/15/2038 (a)	20,000	25,592
Walgreen Co. 5.25%, 1/15/2019	50,000	56,535

		534,678

FOOD PRODUCTS — 2.3%
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,672
ConAgra Foods, Inc.:
6.63%, 8/15/2039	25,000	30,654
7.00%, 4/15/2019	50,000	59,655
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	53,976
Delhaize Group SA 5.70%, 10/1/2040 (a)	25,000	26,856
General Mills, Inc.:
3.65%, 2/15/2024	56,000	57,037
5.70%, 2/15/2017	50,000	55,839
Kellogg Co. 4.15%, 11/15/2019	50,000	54,107
Kellogg Co., Series B 7.45%, 4/1/2031	50,000	64,254
Mondelez International, Inc. 6.13%, 2/1/2018	35,000	40,261
The Hershey Co. 4.13%, 12/1/2020	50,000	54,864
The Hillshire Brands Co. 2.75%, 9/15/2015 (a)	50,000	51,101
Tyson Foods, Inc. 4.50%, 6/15/2022 (a)	100,000	104,523

See accompanying notes to financial statements.

191

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Unilever Capital Corp. 2.75%, 2/10/2016	$50,000	$51,752

		731,551

GAS UTILITIES — 0.6%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	55,994
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	57,119
National Grid PLC 6.30%, 8/1/2016	25,000	27,665
Southern California Gas Co. 5.45%, 4/15/2018	35,000	39,870

		180,648

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	32,023
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	25,760
Boston Scientific Corp. 7.38%, 1/15/2040 (a)	35,000	47,997
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	27,281
CareFusion Corp. 6.38%, 8/1/2019	50,000	58,605
Covidien International Finance SA 4.20%, 6/15/2020 (a)	50,000	54,457
Medtronic, Inc.:
3.13%, 3/15/2022	50,000	50,524
4.50%, 3/15/2042	50,000	51,194
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	35,903
Stryker Corp. 2.00%, 9/30/2016	50,000	51,211
Zimmer Holdings, Inc. 5.75%, 11/30/2039 (a)	25,000	28,955

		463,910

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Aetna, Inc.:
3.95%, 9/1/2020	25,000	27,021
6.63%, 6/15/2036	25,000	32,448
AmerisourceBergen Corp. 4.88%, 11/15/2019 (a)	50,000	56,105
Cardinal Health, Inc.:
3.20%, 3/15/2023	50,000	49,483
5.80%, 10/15/2016 (a)	50,000	55,346
CIGNA Corp. 8.50%, 5/1/2019	50,000	63,639
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	30,215
Express Scripts, Inc. 3.13%, 5/15/2016 (a)	20,000	20,829
Humana, Inc. 8.15%, 6/15/2038	25,000	36,156
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	37,600
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	16,827
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	52,774
WellPoint, Inc. 3.13%, 5/15/2022	50,000	49,337

		527,780

HOTELS, RESTAURANTS & LEISURE — 1.7%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	28,416
International Game Technology 5.50%, 6/15/2020	35,000	37,231
Marriott International, Inc.:
3.38%, 10/15/2020	83,000	84,819
6.38%, 6/15/2017	50,000	55,965
McDonald’s Corp. 5.35%, 3/1/2018	20,000	22,747
Starbucks Corp. 6.25%, 8/15/2017	35,000	40,151
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	88,099
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	50,642
4.25%, 3/1/2022	50,000	51,386
Yum! Brands, Inc.:
3.88%, 11/1/2020 (a)	50,000	53,021
6.88%, 11/15/2037	32,000	40,583

		553,060

HOUSEHOLD DURABLES — 1.3%
MDC Holdings, Inc. 5.38%, 7/1/2015 (c)	200,000	208,000
Mohawk Industries, Inc. 3.85%, 2/1/2023	100,000	100,588
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	54,237
Whirlpool Corp. 4.85%, 6/15/2021	50,000	54,887

		417,712

HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	25,899
Colgate-Palmolive Co. 3.15%, 8/5/2015 (a)	25,000	25,706
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	50,769
Kimberly-Clark Corp.:
1.90%, 5/22/2019	100,000	99,879
3.70%, 6/1/2043	50,000	46,397
6.25%, 7/15/2018	25,000	29,341
The Clorox Co.:
3.80%, 11/15/2021	50,000	52,399
5.95%, 10/15/2017	100,000	113,934
The Procter & Gamble Co. 1.80%, 11/15/2015 (a)	50,000	50,882

		495,206

See accompanying notes to financial statements.

192

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	$50,000	$57,460

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co. 1.38%, 9/29/2016	50,000	50,740
Cooper US, Inc. 2.38%, 1/15/2016 (a)	25,000	25,367
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	33,289
Pentair Finance SA:
1.35%, 12/1/2015	100,000	100,662
5.00%, 5/15/2021	50,000	55,278
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	54,759

		320,095

INSURANCE — 7.9%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015 (a)	50,000	51,310
2.70%, 3/13/2023	25,000	24,210
4.15%, 3/13/2043 (a)	25,000	24,469
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	40,221
Aegon NV 4.63%, 12/1/2015	150,000	157,828
Aflac, Inc. 6.45%, 8/15/2040 (a)	50,000	63,268
American International Group, Inc.:
5.05%, 10/1/2015	50,000	52,651
5.45%, 5/18/2017	35,000	39,025
6.40%, 12/15/2020	20,000	24,086
AON Corp. 3.13%, 5/27/2016	35,000	36,360
Assurant, Inc. 6.75%, 2/15/2034	50,000	58,578
AXIS Specialty Finance PLC 2.65%, 4/1/2019	100,000	100,773
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	50,000	50,254
2.00%, 8/15/2018 (a)	50,000	50,703
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	25,000	25,490
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	58,329
CNA Financial Corp. 5.75%, 8/15/2021	25,000	29,087
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	60,211
Genworth Financial, Inc. 6.52%, 5/22/2018 (a)	100,000	115,498
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043 (a)	21,000	20,229
Lincoln National Corp.:
4.00%, 9/1/2023	150,000	155,626
6.25%, 2/15/2020	25,000	29,606
Loews Corp. 6.00%, 2/1/2035 (a)	25,000	29,702
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	132,285
Markel Corp. 7.13%, 9/30/2019	50,000	60,222
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/2023 (a)	25,000	26,261
4.80%, 7/15/2021	50,000	55,501
5.38%, 7/15/2014	50,000	50,090
MetLife, Inc. 6.82%, 8/15/2018	25,000	29,812
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	64,332
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	58,971
The Allstate Corp.:
3.15%, 6/15/2023 (a)	100,000	100,097
4.50%, 6/15/2043	50,000	51,570
The Progressive Corp. 3.75%, 8/23/2021	50,000	53,164
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	50,000	53,694
4.60%, 8/1/2043 (a)	50,000	52,654
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	25,000	34,456
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	63,997
Unum Group 7.13%, 9/30/2016	50,000	56,597
Voya Financial, Inc.:
2.90%, 2/15/2018	50,000	51,785
5.50%, 7/15/2022	50,000	57,076
5.70%, 7/15/2043	25,000	29,252
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	60,492
XL Group PLC 6.38%, 11/15/2024 (a)	50,000	60,294
XLIT, Ltd. 5.75%, 10/1/2021	50,000	58,304

		2,558,420

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	35,000	38,850

INTERNET SOFTWARE & SERVICES — 0.3%
Google, Inc.:
2.13%, 5/19/2016	50,000	51,465
3.63%, 5/19/2021 (a)	50,000	53,447

		104,912

IT SERVICES — 0.9%
Fiserv, Inc.:
3.13%, 6/15/2016	35,000	36,361
4.63%, 10/1/2020 (a)	100,000	107,858
International Business Machines Corp. 5.70%, 9/14/2017	50,000	56,652
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	51,066

See accompanying notes to financial statements.

193

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Xerox Corp. 4.50%, 5/15/2021 (a)	$45,000	$48,360

		300,297

LEISURE PRODUCTS — 0.4%
Mattel, Inc.:
2.35%, 5/6/2019	100,000	100,474
2.50%, 11/1/2016	20,000	20,504
6.20%, 10/1/2040	10,000	11,777

		132,755

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	51,278

MACHINERY — 2.0%
Caterpillar, Inc. 3.90%, 5/27/2021	50,000	54,027
Cummins, Inc.:
3.65%, 10/1/2023 (a)	56,000	58,013
7.13%, 3/1/2028	25,000	33,517
Danaher Corp. 5.40%, 3/1/2019	50,000	56,925
Deere & Co. 5.38%, 10/16/2029 (a)	25,000	29,638
Dover Corp. 5.38%, 3/1/2041 (a)	35,000	41,281
Eaton Corp.:
2.75%, 11/2/2022	25,000	24,205
6.95%, 3/20/2019	25,000	29,829
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	27,022
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	41,556
Parker Hannifin Corp.:
5.50%, 5/15/2018	50,000	56,913
6.25%, 5/15/2038	25,000	32,190
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	38,864
Xylem, Inc. 3.55%, 9/20/2016	115,000	120,748

		644,728

MEDIA — 3.1%
21st Century Fox America, Inc. 6.20%, 12/15/2034	50,000	61,218
CBS Corp. 7.88%, 7/30/2030	75,000	100,340
Comcast Corp. 4.65%, 7/15/2042 (a)	50,000	51,682
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	25,000	28,078
6.38%, 3/1/2041 (a)	25,000	30,161
Discovery Communications LLC 5.63%, 8/15/2019	35,000	40,234
Grupo Televisa SAB 8.50%, 3/11/2032 (a)	50,000	69,221
NBCUniversal Media LLC 5.15%, 4/30/2020	75,000	85,684
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	58,546
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017 (a)	50,000	50,709
4.00%, 3/15/2022 (a)	50,000	51,072
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037 (a)	25,000	26,105
The Walt Disney Co.:
0.45%, 12/1/2015	25,000	24,986
2.35%, 12/1/2022 (a)	25,000	23,966
2.75%, 8/16/2021	25,000	25,214
3.70%, 12/1/2042	25,000	23,215
Time Warner Cable, Inc. 6.55%, 5/1/2037 (a)	50,000	61,662
Time Warner, Inc.:
4.70%, 1/15/2021	50,000	55,271
5.35%, 12/15/2043	50,000	54,236
Viacom, Inc. 4.25%, 9/15/2015	25,000	26,045
WPP Finance UK 8.00%, 9/15/2014	50,000	50,745

		998,390

METALS & MINING — 1.1%
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	61,820
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019 (a)	35,000	42,056
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	50,000	49,411
Newmont Mining Corp. 5.88%, 4/1/2035	25,000	25,045
Nucor Corp. 6.40%, 12/1/2037	25,000	30,471
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	50,000	57,014
Southern Copper Corp. 7.50%, 7/27/2035	25,000	29,254
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	29,196
Vale Overseas, Ltd. 6.88%, 11/10/2039	25,000	27,903

		352,170

MULTI-UTILITIES — 1.1%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	39,285
Berkshire Hathaway Energy 6.13%, 4/1/2036	50,000	61,678
Dominion Resources, Inc. 5.60%, 11/15/2016 (a)	50,000	54,908
NSTAR 4.50%, 11/15/2019	25,000	27,504
Sempra Energy 6.00%, 10/15/2039	25,000	30,937
United Utilities PLC 6.88%, 8/15/2028 (a)	50,000	59,878
Veolia Environnement SA 6.75%, 6/1/2038	25,000	30,745

See accompanying notes to financial statements.

194

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Xcel Energy, Inc. 4.70%, 5/15/2020	$50,000	$56,042

		360,977

MULTILINE RETAIL — 0.4%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	30,718
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	26,094
6.70%, 7/15/2034	25,000	31,524
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	53,095

		141,431

OIL, GAS & CONSUMABLE FUELS — 9.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	25,000	27,629
6.45%, 9/15/2036 (a)	75,000	95,284
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	51,504
Boardwalk Pipelines LP 5.88%, 11/15/2016 (a)	25,000	27,380
BP Capital Markets PLC 3.25%, 5/6/2022 (a)	50,000	50,579
Buckeye Partners LP 4.88%, 2/1/2021	50,000	54,387
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	50,000	62,947
Cenovus Energy, Inc.:
5.70%, 10/15/2019 (a)	50,000	57,809
6.75%, 11/15/2039	25,000	32,286
Chevron Corp. 4.95%, 3/3/2019	35,000	39,623
Continental Resources, Inc. 3.80%, 6/1/2024 (b)	35,000	35,318
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,357
Devon Energy Corp. 1.20%, 12/15/2016	100,000	100,220
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	50,000	58,365
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	25,000	34,704
El Paso Pipeline Partners Operating Co. LLC 4.30%, 5/1/2024 (a)	100,000	101,039
Encana Corp. 3.90%, 11/15/2021 (a)	50,000	52,711
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	31,866
ENI USA, Inc. 7.30%, 11/15/2027	60,000	80,146
Ensco PLC 4.70%, 3/15/2021	50,000	54,374
Enterprise Products Operating LLC:
3.35%, 3/15/2023 (a)	50,000	50,008
4.85%, 3/15/2044	50,000	51,756
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	55,177
EQT Corp. 6.50%, 4/1/2018	50,000	56,681
Hess Corp.:
5.60%, 2/15/2041 (a)	50,000	57,806
7.88%, 10/1/2029	25,000	34,346
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	41,238
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	59,516
Marathon Oil Corp. 6.60%, 10/1/2037	25,000	32,138
Marathon Petroleum Corp. 5.13%, 3/1/2021	50,000	56,480
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	59,435
Noble Energy, Inc.:
4.15%, 12/15/2021	50,000	53,544
8.25%, 3/1/2019	25,000	31,449
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	53,818
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	54,301
ONEOK Partners LP 3.25%, 2/1/2016	30,000	31,067
Petro-Canada 6.05%, 5/15/2018	25,000	28,900
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/2044	50,000	50,560
5.75%, 1/15/2020 (a)	50,000	58,059
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	43,275
Shell International Finance BV 4.30%, 9/22/2019	25,000	27,739
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	33,984
Southwestern Energy Co. 7.50%, 2/1/2018	100,000	119,286
Spectra Energy Capital LLC:
4.60%, 6/15/2021 (a)	60,000	65,309
8.00%, 10/1/2019	50,000	62,310
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	50,000	49,209
4.65%, 2/15/2022 (a)	15,000	16,127
4.95%, 1/15/2043	50,000	50,006
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	25,000	26,816
5.85%, 2/1/2037	25,000	27,535
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	59,085
Total Capital SA 4.25%, 12/15/2021	25,000	27,340
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	31,222
Transocean, Inc.:
6.38%, 12/15/2021 (a)	50,000	57,703
6.80%, 3/15/2038	50,000	56,891
Valero Energy Corp.:
6.63%, 6/15/2037 (a)	25,000	30,907

See accompanying notes to financial statements.

195

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

9.38%, 3/15/2019	$35,000	$45,716
Weatherford International LLC 6.35%, 6/15/2017	50,000	56,884
Williams Partners LP 4.13%, 11/15/2020	75,000	79,224
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	57,432

		3,039,807

PAPER & FOREST PRODUCTS — 0.8%
International Paper Co.:
4.75%, 2/15/2022 (a)	100,000	109,919
9.38%, 5/15/2019	50,000	66,280
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	95,114

		271,313

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,743
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	61,220

		86,963

PHARMACEUTICALS — 3.3%
Abbott Laboratories 6.15%, 11/30/2037	25,000	32,269
AbbVie, Inc. 4.40%, 11/6/2042	50,000	48,430
Actavis, Inc. 6.13%, 8/15/2019	25,000	29,218
Allergan, Inc. 5.75%, 4/1/2016	100,000	107,241
Allergan, Inc./United States 3.38%, 9/15/2020 (a)	25,000	24,517
AstraZeneca PLC:
4.00%, 9/18/2042	50,000	47,567
5.90%, 9/15/2017	25,000	28,569
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	31,459
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	55,429
Express Scripts Holding Co. 6.13%, 11/15/2041 (a)	25,000	30,107
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	50,000	50,540
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	28,997
Johnson & Johnson 5.85%, 7/15/2038	25,000	32,195
McKesson Corp. 4.75%, 3/1/2021	50,000	55,327
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	22,000	22,251
4.90%, 11/1/2019	50,000	55,099
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	53,686
Mylan, Inc. 2.60%, 6/24/2018	100,000	101,800
Pfizer, Inc.:
0.90%, 1/15/2017	50,000	49,895
1.50%, 6/15/2018 (a)	25,000	24,899
3.00%, 6/15/2023 (a)	25,000	24,869
4.30%, 6/15/2043 (a)	25,000	25,086
Zoetis, Inc.:
3.25%, 2/1/2023 (a)	50,000	49,381
4.70%, 2/1/2043 (a)	50,000	50,949

		1,059,780

PROFESSIONAL SERVICES — 0.2%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,061

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	105,529
American Tower Corp. 4.50%, 1/15/2018	50,000	54,204
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	55,681
BioMed Realty LP 3.85%, 4/15/2016	50,000	52,222
Boston Properties LP 4.13%, 5/15/2021	50,000	53,094
Camden Property Trust 4.63%, 6/15/2021	175,000	191,523
DDR Corp.:
3.38%, 5/15/2023	100,000	97,061
4.75%, 4/15/2018	100,000	108,173
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	150,000	143,856
Duke Realty LP 6.75%, 3/15/2020	25,000	29,786
ERP Operating LP 5.25%, 9/15/2014	50,000	50,468
HCP, Inc.:
3.75%, 2/1/2019	75,000	79,539
5.38%, 2/1/2021	25,000	28,378
Health Care REIT, Inc. 6.13%, 4/15/2020	100,000	116,051
Hospitality Properties Trust 5.00%, 8/15/2022	100,000	105,787
Host Hotels & Resorts LP:
3.75%, 10/15/2023	50,000	49,892
6.00%, 10/1/2021	75,000	86,063
Kilroy Realty LP 5.00%, 11/3/2015	50,000	52,612
Kimco Realty Corp. 4.30%, 2/1/2018 (a)	50,000	53,782
Liberty Property LP:
4.75%, 10/1/2020	70,000	76,576
6.63%, 10/1/2017 (a)	25,000	28,633
Mack-Cali Realty LP 7.75%, 8/15/2019 (a)	50,000	60,024
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	101,964
Realty Income Corp. 6.75%, 8/15/2019	50,000	59,163

See accompanying notes to financial statements.

196

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Regency Centers LP:
3.75%, 6/15/2024	$70,000	$70,867
5.25%, 8/1/2015	50,000	52,251
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	51,265
Simon Property Group LP 6.13%, 5/30/2018	50,000	57,960
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,477
4.75%, 6/1/2021	25,000	27,361
Weyerhaeuser Co.:
4.63%, 9/15/2023	50,000	53,953
7.38%, 3/15/2032 (a)	50,000	67,419

		2,236,614

ROAD & RAIL — 1.9%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023 (a)	50,000	49,142
4.45%, 3/15/2043	50,000	49,846
Canadian National Railway Co.:
2.85%, 12/15/2021	50,000	50,269
6.20%, 6/1/2036 (a)	25,000	32,078
Canadian Pacific Railway Co. 4.45%, 3/15/2023 (a)	50,000	54,453
CSX Corp. 3.70%, 10/30/2020	50,000	53,172
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	51,261
Norfolk Southern Corp.:
2.90%, 2/15/2023	32,000	31,153
3.25%, 12/1/2021	25,000	25,535
Ryder System, Inc.:
2.35%, 2/26/2019	50,000	50,503
2.45%, 9/3/2019	100,000	100,584
Union Pacific Corp.:
4.16%, 7/15/2022	50,000	54,495
4.30%, 6/15/2042	25,000	25,246

		627,737

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	34,992
Intel Corp. 4.80%, 10/1/2041	35,000	37,329
Xilinx, Inc. 3.00%, 3/15/2021 (a)	100,000	100,801

		173,122

SOFTWARE — 0.9%
CA, Inc. 5.38%, 12/1/2019	50,000	56,092
Microsoft Corp. 1.63%, 9/25/2015	50,000	50,747
Oracle Corp.:
1.20%, 10/15/2017	50,000	49,768
6.13%, 7/8/2039 (a)	25,000	31,595
Symantec Corp.:
2.75%, 9/15/2015	50,000	51,162
3.95%, 6/15/2022	50,000	50,554

		289,918

SPECIALTY RETAIL — 2.2%
AutoZone, Inc. 2.88%, 1/15/2023	50,000	47,827
Dollar General Corp. 3.25%, 4/15/2023 (a)	75,000	70,771
Lowe’s Cos., Inc. 3.75%, 4/15/2021 (a)	50,000	53,321
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	27,096
QVC, Inc.:
5.13%, 7/2/2022	50,000	53,230
5.95%, 3/15/2043 (a)	75,000	80,074
Staples, Inc.:
2.75%, 1/12/2018 (a)	50,000	50,316
4.38%, 1/12/2023 (a)	50,000	49,850
The Gap, Inc. 5.95%, 4/12/2021 (a)	150,000	172,067
The Home Depot, Inc. 5.40%, 9/15/2040 (a)	25,000	29,041
TJX Cos., Inc. 6.95%, 4/15/2019	75,000	91,075

		724,668

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Computer Sciences Corp.:
2.50%, 9/15/2015	75,000	76,291
4.45%, 9/15/2022	50,000	52,460
EMC Corp. 3.38%, 6/1/2023	75,000	75,775
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (a)	14,000	13,896
3.50%, 4/15/2023	19,000	18,692
3.88%, 6/5/2024	50,000	50,151
Hewlett-Packard Co. 3.00%, 9/15/2016	50,000	51,999
NetApp, Inc. 2.00%, 12/15/2017	150,000	151,683

		490,947

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Cintas Corp. No. 2 6.15%, 8/15/2036 (a)	39,000	47,773
NIKE, Inc.:
2.25%, 5/1/2023	75,000	70,565
3.63%, 5/1/2043	25,000	22,690
V.F. Corp. 6.45%, 11/1/2037	25,000	31,873

		172,901

TOBACCO — 0.9%
Altria Group, Inc.:
2.95%, 5/2/2023	50,000	47,677
4.50%, 5/2/2043 (a)	25,000	24,064
9.25%, 8/6/2019	25,000	33,133
Lorillard Tobacco Co. 3.50%, 8/4/2016 (a)	25,000	26,142

See accompanying notes to financial statements.

197

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Philip Morris International, Inc.:
1.13%, 8/21/2017	$50,000	$49,863
3.88%, 8/21/2042 (a)	50,000	46,556
Reynolds American, Inc.:
3.25%, 11/1/2022	50,000	48,163
7.75%, 6/1/2018	25,000	30,152

		305,750

TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp.:
2.38%, 7/30/2018	23,000	23,133
2.50%, 7/30/2019 (a)	100,000	99,263

		122,396

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
America Movil SAB de CV 6.13%, 3/30/2040 (a)	25,000	29,537
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (a)	70,000	101,985
Embarq Corp. 7.08%, 6/1/2016 (a)	50,000	55,750
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	49,205
Rogers Communications, Inc. 5.00%, 3/15/2044	50,000	52,130
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	52,315
US Cellular Corp. 6.70%, 12/15/2033	50,000	50,547
Vodafone Group PLC 2.95%, 2/19/2023	100,000	96,021

		487,490

TOTAL CORPORATE BONDS & NOTES —
(Cost $30,868,265)		31,838,480

	Shares
SHORT TERM INVESTMENTS — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,603,580	3,603,580
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	109,467	109,467

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $3,713,047)		3,713,047

TOTAL INVESTMENTS — 110.1% (h)
(Cost $34,581,312)		35,551,527
OTHER ASSETS & LIABILITIES — (10.1)%		(3,266,594)

NET ASSETS — 100.0%		$32,284,933

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

198

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 73.7%
AUTOMOBILES — 5.0%
Ford Motor Co. 4.25%, 11/15/2016 (a)	$23,463,000	$47,156,407
Tesla Motors, Inc.:
0.25%, 3/1/2019	24,417,000	23,744,360
1.25%, 3/1/2021	36,600,000	35,668,018
1.50%, 6/1/2018 (a)	17,658,000	35,966,344

		142,535,129

BIOTECHNOLOGY — 6.6%
Dendreon Corp. 2.88%, 1/15/2016 (a)(b)	15,722,000	11,005,400
Gilead Sciences, Inc. 1.63%, 5/1/2016	25,557,000	93,402,657
Illumina, Inc.:
Zero Coupon, 6/15/2019 (c)	17,000,000	17,332,010
0.25%, 3/15/2016	25,040,000	53,882,073
0.50%, 6/15/2021	13,000,000	13,227,890

		188,850,030

BUILDING PRODUCTS — 2.3%
Cemex SAB de CV:
3.25%, 3/15/2016	25,587,000	37,102,685
3.75%, 3/15/2018 (a)	18,888,000	28,674,440

		65,777,125

CAPITAL MARKETS — 0.6%
Ares Capital Corp. 5.75%, 2/1/2016	15,748,000	16,853,510

COMMUNICATIONS EQUIPMENT — 1.4%
Ciena Corp. 0.88%, 6/15/2017 (a)	13,800,000	13,722,030
JDS Uniphase Corp. 0.63%, 8/15/2033 (a)	17,700,000	17,788,146
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (c)	7,000,000	7,187,600

		38,697,776

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015	17,003,000	17,388,288

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (a)(d)	13,552,000	14,823,178

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Molina Healthcare, Inc. 1.13%, 1/15/2020	15,150,000	18,946,287
WellPoint, Inc. 2.75%, 10/15/2042	39,843,000	61,093,663

		80,039,950

HOTELS, RESTAURANTS & LEISURE — 1.6%
MGM Resorts International 4.25%, 4/15/2015 (a)	30,464,000	44,781,166

HOUSEHOLD DURABLES — 1.3%
Jarden Corp.:
1.13%, 3/15/2034 (a)(e)	18,250,000	18,726,325
1.88%, 9/15/2018	13,500,000	18,542,250

		37,268,575

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	14,280,000	17,764,177

INTERNET & CATALOG RETAIL — 2.4%
The Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	26,002,000	30,922,618
1.00%, 3/15/2018 (a)	26,200,000	37,243,300

		68,165,918

INTERNET SOFTWARE & SERVICES — 7.2%
Ctrip.com International, Ltd. 1.25%, 10/15/2018 (a)(e)	21,250,000	23,180,987
Qihoo 360 Technology Co., Ltd. 2.50%, 9/15/2018 (a)	16,150,000	18,488,036
SINA Corp. 1.00%, 12/1/2018 (e)	22,000,000	20,146,918
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)	15,614,000	15,817,607
VeriSign, Inc. 3.25%, 8/15/2037	33,998,000	51,362,478
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	17,600,000	20,812,528
Yahoo!, Inc. Zero Coupon, 12/1/2018 (a)(c)	38,450,000	38,446,732
Yandex NV 1.13%, 12/15/2018 (e)	18,550,000	18,257,745

		206,513,031

MARINE — 0.7%
DryShips, Inc. 5.00%, 12/1/2014	18,998,000	18,675,034

MEDIA — 2.9%
Liberty Interactive LLC 0.75%, 3/30/2043	22,350,000	29,885,302
Liberty Media Corp. 1.38%, 10/15/2023 (a)	26,600,000	27,274,044
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (e)	13,615,000	26,027,251

		83,186,597

METALS & MINING — 1.7%
Goldcorp, Inc. 2.00%, 8/1/2014	18,337,000	18,358,638
Newmont Mining Corp. 1.63%, 7/15/2017 (a)	14,811,000	15,683,072
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	14,350,000	14,322,907

		48,364,617

OIL, GAS & CONSUMABLE FUELS — 4.2%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	32,073,000	34,524,019
Cobalt International Energy, Inc.:
2.63%, 12/1/2019	35,365,000	32,730,307
3.13%, 5/15/2024 (a)	34,500,000	36,966,750

See accompanying notes to financial statements.

199

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Peabody Energy Corp. 4.75%, 12/15/2066 (a)	$20,323,000	$15,148,073

		119,369,149

PHARMACEUTICALS — 4.9%
Herbalife, Ltd. 2.00%, 8/15/2019 (e)	29,500,000	27,558,605
Mylan, Inc. 3.75%, 9/15/2015	15,305,000	59,086,483
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019	18,800,000	36,842,736
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	14,077,000	18,131,176

		141,619,000

REAL ESTATE INVESTMENT TRUSTS — 1.9%
American Realty Capital Properties, Inc. 3.00%, 8/1/2018	16,400,000	16,677,816
Annaly Capital Management, Inc. 5.00%, 5/15/2015 (a)	20,335,000	20,786,030
Starwood Property Trust, Inc. 4.55%, 3/1/2018	16,362,000	18,365,691

		55,829,537

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Intel Corp.:
2.95%, 12/15/2035 (a)	42,419,000	52,810,382
3.25%, 8/1/2039 (a)	53,447,000	82,470,324
Microchip Technology, Inc. 2.13%, 12/15/2037	30,642,000	58,500,481
Micron Technology, Inc. 3.00%, 11/15/2043 (a)	27,450,000	35,174,156
Novellus Systems, Inc. 2.63%, 5/15/2041	18,650,000	37,401,642
NVIDIA Corp. 1.00%, 12/1/2018 (a)(e)	40,050,000	44,483,535
SunEdison, Inc.:
0.25%, 1/15/2020	12,500,000	13,383,000
2.00%, 10/1/2018 (e)	16,650,000	28,248,890
2.75%, 1/1/2021 (e)	16,600,000	28,583,042
Xilinx, Inc. 2.63%, 6/15/2017 (a)	15,701,000	25,954,852

		407,010,304

SOFTWARE — 5.3%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)(c)(e)	18,000,000	18,361,080
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)	38,800,000	41,133,820
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)	17,019,000	21,499,592
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)	18,840,000	18,923,838
Salesforce.com, Inc. 0.25%, 4/1/2018 (a)	30,697,000	35,136,707
ServiceNow, Inc. Zero Coupon, 11/1/2018 (a)(c)	15,800,000	17,286,464

		152,341,501

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
SanDisk Corp.:
0.50%, 10/15/2020 (a)	40,252,000	50,295,276
1.50%, 8/15/2017	26,444,000	54,021,390

		104,316,666

THRIFTS & MORTGAGE FINANCE — 0.7%
MGIC Investment Corp. 2.00%, 4/1/2020	13,900,000	20,902,125

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)(e)	16,273,000	18,811,588

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,796,572,824)		2,109,883,971

	Shares
CONVERTIBLE PREFERRED STOCKS — 25.7%
AEROSPACE & DEFENSE — 1.4%
United Technologies Corp. Zero Coupon, 12/31/2049 (a)(c)	598,000	38,983,620

BANKS — 4.5%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	105,776	128,412,064

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp. Series L 7.25%, 12/31/2049	82,033	95,732,511

ELECTRIC UTILITIES — 3.8%
AES Trust III 6.75%, 10/15/2029 (a)	299,478	15,524,940
Exelon Corp. 6.50%, 6/1/2017 (a)	600,000	32,367,960
NextEra Energy, Inc.:
5.60%, 6/1/2015	322,600	21,406,155
5.80%, 9/1/2016 (a)	268,500	15,323,295
5.89%, 9/1/2015	354,500	23,038,955

		107,661,305

FOOD PRODUCTS — 0.7%
Bunge, Ltd. 4.88%, 12/31/2049	180,500	18,762,975

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	48,761	15,603,520

INSURANCE — 1.2%
MetLife, Inc. 5.00%, 10/8/2014	1,056,800	33,775,328

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	171,382	22,625,852

See accompanying notes to financial statements.

200

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value
METALS & MINING — 2.3%
ArcelorMittal 6.00%, 1/15/2016	2,373,450	$53,378,890
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	788,350	11,297,056

		64,675,946

MULTI-UTILITIES — 1.6%
Dominion Resources, Inc.:
6.38%, 7/1/2017	250,000	13,156,250
6.13%, 4/1/2016	290,450	16,744,442
6.00%, 7/1/2016 (a)	294,600	17,092,692

		46,993,384

OIL, GAS & CONSUMABLE FUELS — 2.0%
CenterPoint Energy, Inc. 3.72%, 9/15/2029 (d)	379,421	21,619,978
Chesapeake Energy Corp. 5.75%, 12/31/2049 (a)	29,150	36,624,351

		58,244,329

REAL ESTATE INVESTMENT TRUSTS — 2.2%
American Tower Corp. 5.25%, 5/15/2017	167,500	17,822,000
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	405,938	23,438,860
Weyerhaeuser Co. 6.38%, 7/1/2016 (a)	380,000	21,565,000

		62,825,860

THRIFTS & MORTGAGE FINANCE — 0.5%
Federal National Mortgage Association 5.38%, 12/31/2049	431	14,654,000

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Crown Castle International Corp. 4.50%, 11/1/2016	263,500	26,855,920

TOTAL CONVERTIBLE PREFERRED STOCKS — (f)
(Cost $696,390,219)		735,806,614

COMMON STOCKS — 0.0% (g)
THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(c) (Cost $110,270)	100,000	391,000

SHORT TERM INVESTMENTS — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	320,096,435	320,096,435
State Street Institutional Liquid Reserves Fund 0.06% (i)(j)	5,157,112	5,157,112

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $325,253,547)		325,253,547

TOTAL INVESTMENTS — 110.8% (k)
(Cost $2,818,326,860)		3,171,335,132
OTHER ASSETS & LIABILITIES — (10.8)%		(308,982,154)

NET ASSETS — 100.0%		$2,862,352,978

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Non-income producing security
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.5% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

201

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 60.0%
Fannie Mae
2.50%, 15yr TBA (a)	$2,600,000	$2,641,438
3.00%, 15yr TBA (a)	1,600,000	1,662,000
3.00%, 30yr TBA (a)	4,650,000	4,592,602
3.50%, 15yr TBA (a)	2,700,000	2,861,578
3.50%, 30yr TBA (a)	8,600,000	8,851,281
4.00%, 15yr TBA (a)	425,000	451,230
4.00%, 30yr TBA (a)	6,450,000	6,844,055
4.50%, 30yr TBA (a)	6,000,000	6,497,812
5.00%, 30yr TBA (a)	3,000,000	3,331,406
Freddie Mac
2.50%, 15yr TBA (a)	1,700,000	1,725,766
3.00%, 15yr TBA (a)	5,350,000	5,545,609
3.00%, 30yr TBA (a)	1,750,000	1,725,801
3.50%, 15yr TBA (a)	500,000	528,516
3.50%, 30yr TBA (a)	5,000,000	5,138,672
4.00%, 30yr TBA (a)	4,300,000	4,554,305
4.50%, 30yr TBA (a)	3,350,000	3,625,328
Ginnie Mae
3.00%, 30yr TBA (a)	1,000,000	1,007,031
3.00%, 30yr TBA (a)	4,500,000	4,539,375
3.50%, 30yr TBA (a)	1,500,000	1,559,297
3.50%, 30yr TBA (a)	2,000,000	2,082,656
4.00%, 30yr TBA (a)	1,500,000	1,601,953
4.00%, 30yr TBA (a)	2,550,000	2,728,898
4.50%, 30yr TBA (a)	750,000	816,797
4.50%, 30yr TBA (a)	700,000	764,477

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $74,988,928)		75,677,883

FEDERAL HOME LOAN MORTGAGE CORPORATION — 7.8%
Freddie Mac:
2.50%, 6/1/2028 15yr (b)	366,732	372,611
2.50%, 6/1/2028 15yr (b)	182,952	185,885
3.00%, 6/1/2043 30yr (b)	246,776	243,634
3.00%, 7/1/2043 30yr (b)	491,708	485,447
3.00%, 8/1/2043 30yr (b)	241,612	238,535
3.00%, 10/1/2043 30yr (b)	1,937,395	1,912,725
3.50%, 7/1/2042 30yr (b)	302,386	311,068
3.50%, 11/1/2043 30yr (b)	341,520	351,341
5.00%, 9/1/2038 30yr (b)	198,775	219,859
5.00%, 12/1/2038 30yr (b)	878,576	971,560
5.00%, 1/1/2039 30yr (b)	796,752	881,265
5.00%, 9/1/2039 30yr (b)	437,736	484,167
5.00%, 12/1/2041 30yr (b)	97,157	107,768
5.50%, 1/1/2028 20yr (b)	164,609	184,040
5.50%, 9/1/2035 30yr (b)	29,529	33,133
5.50%, 6/1/2036 30yr (b)	121,490	135,642
5.50%, 12/1/2036 30yr (b)	156,984	175,270
5.50%, 7/1/2037 30yr (b)	1,227,974	1,371,011
5.50%, 4/1/2038 30yr (b)	1,061,674	1,185,205
5.50%, 5/1/2038 30yr (b)	16,156	18,036

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $9,562,887)		9,868,202

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 7.7%
Fannie Mae:
3.00%, 4/1/2043 30yr (b)	944,073	933,446
3.00%, 4/1/2043 30yr (b)	933,605	923,097
3.00%, 5/1/2043 30yr (b)	249,703	246,893
3.00%, 8/1/2043 30yr (b)	962,729	951,892
3.00%, 8/1/2043 30yr (b)	161,773	159,952
4.00%, 5/1/2020 15yr (b)	13,505	14,360
4.00%, 5/1/2020 15yr (b)	474,853	503,934
4.00%, 12/1/2020 15yr (b)	287,677	305,295
4.00%, 7/1/2021 10yr (b)	187,930	201,240
4.00%, 8/1/2026 15yr (b)	304,452	324,123
4.00%, 10/1/2041 30yr (b)	294,263	312,450
4.00%, 2/1/2044 30yr (b)	980,839	1,041,874
4.50%, 8/1/2015 10yr (b)	234,081	248,380
4.50%, 9/1/2018 15yr (b)	222,406	236,100
4.50%, 4/1/2019 10yr (b)	210,139	223,018
4.50%, 11/1/2024 15yr (b)	182,705	195,425
5.00%, 9/1/2015 10yr (b)	127,416	135,155
5.00%, 1/1/2017 15yr (b)	121,822	129,087
5.00%, 2/1/2019 15yr (b)	223,356	236,755
5.00%, 3/1/2019 15yr (b)	178,802	189,528
5.50%, 11/1/2038 30yr (b)	383,671	429,126
6.00%, 1/1/2037 30yr (b)	237,998	267,756
6.00%, 9/1/2037 30yr (b)	242,979	273,359
6.00%, 6/1/2040 30yr (b)	457,465	514,663
6.00%, 10/1/2040 30yr (b)	594,706	668,895

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $9,577,139)		9,665,803

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 11.2%
Ginnie Mae:
3.00%, 8/20/2042 30yr (b)	963,858	973,718
3.50%, 11/20/2042 30yr (b)	278,668	290,553
3.50%, 3/20/2043 30yr (b)	187,836	195,883
3.50%, 9/20/2043 30yr (b)	959,135	1,000,222
3.50%, 4/20/2044 30yr (b)	994,690	1,037,514
3.50%, 5/20/2044 30yr (b)	997,707	1,040,662
4.00%, 2/15/2040 30yr (b)	66,831	71,475
4.00%, 5/20/2042 30yr (b)	464,286	497,329
4.00%, 8/20/2043 30yr (b)	694,709	744,480
4.50%, 6/15/2039 30yr (b)	238,895	260,701
4.50%, 7/20/2041 30yr (b)	893,665	977,732
4.50%, 12/20/2043 30yr (b)	951,988	1,040,756
4.50%, 1/20/2044 30yr (b)	484,757	529,958
5.00%, 5/15/2039 30yr (b)	179,232	198,822
5.00%, 9/20/2042 30yr (b)	157,593	174,610
5.00%, 11/20/2042 30yr (b)	813,575	901,427
5.00%, 3/20/2043 30yr (b)	174,427	193,977
5.00%, 4/20/2043 30yr (b)	745,663	829,237
5.00%, 5/20/2043 30yr (b)	160,910	178,285
5.00%, 8/20/2043 30yr (b)	776,585	863,144
5.50%, 9/15/2035 30yr (b)	623,047	704,977
5.50%, 7/15/2038 30yr (b)	56,936	64,082
5.50%, 3/15/2039 30yr (b)	737,580	835,134
6.00%, 8/15/2040 30yr (b)	166,891	189,781

See accompanying notes to financial statements.

202

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.00%, 9/15/2040 30yr (b)	$278,838	$316,940

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $13,855,253)		14,111,399

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%
Fannie Mae
2.50%, 7/1/2028 15yr (b)	484,561	492,706
2.50%, 8/1/2028 15yr (b)	931,022	946,672
2.50%, 10/1/2028 15yr (b)	344,285	350,072
3.00%, 11/1/2028 15yr (b)	683,961	711,054
3.00%, 5/1/2043 30yr (b)	474,816	469,472
3.00%, 5/1/2043 30yr (b)	428,346	423,525
3.00%, 7/1/2043 30yr (b)	248,333	245,538
3.50%, 5/1/2043 30yr (b)	186,953	192,604
3.50%, 1/1/2044 30yr (b)	443,282	456,681
4.00%, 10/1/2043 30yr (b)	958,551	1,017,985
4.00%, 12/1/2043 30yr (b)	547,231	581,161
4.00%, 6/1/2044 30yr (b)	399,556	424,419
4.50%, 5/1/2041 30yr (b)	701,230	760,137
5.00%, 7/1/2040 30yr (b)	593,805	660,719
5.00%, 9/1/2040 30yr (b)	577,312	642,368
5.50%, 12/1/2038 30yr (b)	185,771	207,779
5.50%, 12/1/2039 30yr (b)	374,156	418,483
Federal Home Loan Mortgage Corp.
3.00%, 2/1/2029 15yr (b)	145,069	150,514
3.00%, 10/1/2043 30yr (b)	247,716	244,562
3.50%, 1/1/2029 15yr (b)	185,576	196,314
4.00%, 10/1/2040 30yr (b)	604,101	640,274
4.00%, 12/1/2041 30yr (b)	385,781	408,887
4.00%, 5/1/2044 30yr (b)	398,957	423,016
4.50%, 2/1/2039 30yr (b)	420,180	454,864
4.50%, 9/1/2041 30yr (b)	252,410	273,583
Ginnie Mae
3.00%, 12/20/2042 30yr (b)	949,418	959,130
3.50%, 1/20/2044 30yr (b)	983,858	1,026,005
3.50%, 3/20/2044 30yr (b)	694,463	724,362
4.00%, 3/20/2044 30yr (b)	792,735	849,850
4.50%, 6/15/2041 30yr (b)	221,269	241,156
4.50%, 10/20/2043 30yr (b)	283,518	309,955
5.00%, 12/15/2038 30yr (b)	166,801	184,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $15,851,148)		16,088,217

	Shares
SHORT TERM INVESTMENT — 60.0%
MONEY MARKET FUND — 60.0%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c)(d)(e) (Cost $75,608,342)	75,608,342	75,608,342

TOTAL INVESTMENTS — 159.4% (f)
(Cost $199,443,697)		201,019,846
OTHER ASSETS & LIABILITIES — (59.4)%		(74,934,925)

NET ASSETS — 100.0%		$126,084,921

(a)	When-issued security
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
TBA = To Be Announced

See accompanying notes to financial statements.

203

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 26.7%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 2.25%, 11/15/2022 (a)	$100,000	$94,359
Honeywell International, Inc.:
4.25%, 3/1/2021	50,000	55,124
5.30%, 3/1/2018	250,000	283,326
5.38%, 3/1/2041	100,000	118,753
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	106,148
5.20%, 10/15/2019	135,000	151,201
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	259,616
4.07%, 12/15/2042	125,000	120,523
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	197,864
5.05%, 11/15/2040	20,000	21,465
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	95,839
Raytheon Co. 2.50%, 12/15/2022	125,000	119,843
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	103,983
4.80%, 12/15/2043	100,000	108,600
The Boeing Co. 6.13%, 2/15/2033	165,000	211,762
United Technologies Corp.:
4.50%, 4/15/2020	60,000	66,956
5.38%, 12/15/2017 (a)	250,000	284,184
5.70%, 4/15/2040	210,000	258,205
6.05%, 6/1/2036	100,000	126,681

		2,784,432

AIR FREIGHT & LOGISTICS — 0.0% (b)
FedEx Corp. 2.63%, 8/1/2022	100,000	95,743
United Parcel Service, Inc.:
2.45%, 10/1/2022 (a)	100,000	97,023
6.20%, 1/15/2038	100,000	129,378

		322,144

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024 (c)(d)	194,080	209,607
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	95,078	98,406
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026 (d)	19,433	19,821
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	72,510	78,855
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027 (a)	100,000	103,500
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	95,591	100,609

		610,798

AUTO COMPONENTS — 0.1%
Delphi Corp. 4.15%, 3/15/2024 (a)	40,000	41,368
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	64,547
5.50%, 1/15/2016 (a)	250,000	267,820
Magna International, Inc. 3.63%, 6/15/2024	100,000	101,209

		474,944

AUTOMOBILES — 0.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	188,464
PACCAR Financial Corp. 1.10%, 6/6/2017	200,000	200,205

		388,669

BANKS — 3.3%
Abbey National Treasury Services PLC/London 3.05%, 8/23/2018 (a)	100,000	104,489
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	247,130
Banco do Brasil SA 3.88%, 10/10/2022 (a)	200,000	188,520
Bank of Montreal 2.50%, 1/11/2017	225,000	232,978
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	50,199
1.38%, 12/18/2017	50,000	49,866
1.45%, 4/25/2018 (a)	100,000	99,124
2.05%, 10/30/2018	250,000	251,157
2.90%, 3/29/2016	100,000	103,924
Barclays Bank PLC:
2.50%, 2/20/2019	250,000	253,530
3.75%, 5/15/2024	200,000	201,353
BB&T Corp.:
2.05%, 6/19/2018	250,000	251,061
3.95%, 4/29/2016	100,000	105,500
BNP Paribas SA:
2.70%, 8/20/2018 (a)	100,000	102,293
3.25%, 3/3/2023 (a)	100,000	98,381
3.60%, 2/23/2016	300,000	313,068
5.00%, 1/15/2021	200,000	222,366
BPCE SA 4.00%, 4/15/2024 (a)	250,000	255,331
Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016	200,000	202,334
Comerica, Inc. 2.13%, 5/23/2019	100,000	99,860
Commonwealth Bank of Australia/New York, NY 2.50%, 9/20/2018	225,000	230,835

See accompanying notes to financial statements.

204

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	$100,000	$110,282
4.63%, 12/1/2023	200,000	211,535
5.25%, 5/24/2041	250,000	281,216
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	250,000	250,556
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	200,000	211,572
Corp. Andina de Fomento 3.75%, 1/15/2016	100,000	104,480
Council Of Europe Development Bank 1.25%, 9/22/2016 (a)	350,000	354,723
Credit Suisse of New York, NY:
2.30%, 5/28/2019	250,000	250,369
4.38%, 8/5/2020	250,000	272,532
5.40%, 1/14/2020	100,000	111,252
Deutsche Bank AG London:
1.35%, 5/30/2017	200,000	200,032
6.00%, 9/1/2017	250,000	284,124
Discover Bank/Greenwood DE 4.20%, 8/8/2023	125,000	131,594
Export-Import Bank of Korea:
4.00%, 1/14/2024	300,000	318,894
4.13%, 9/9/2015	200,000	207,854
Fifth Third Bancorp:
3.63%, 1/25/2016	100,000	104,088
4.30%, 1/16/2024 (a)	100,000	103,801
Fifth Third Bank 1.15%, 11/18/2016	200,000	199,771
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	531,921
4.88%, 1/14/2022	100,000	112,080
5.10%, 4/5/2021	50,000	56,980
6.10%, 1/14/2042	35,000	44,186
6.50%, 9/15/2037	250,000	305,897
6.80%, 6/1/2038	100,000	126,936
International Finance Corp.:
1.75%, 9/4/2018	250,000	253,386
2.25%, 4/11/2016	550,000	567,654
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	152,259
3.88%, 1/16/2018	200,000	210,599
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	459,627
KeyCorp:
2.30%, 12/13/2018	200,000	202,197
3.75%, 8/13/2015	100,000	103,149
KFW:
0.50%, 7/15/2016	200,000	199,859
0.75%, 3/17/2017	100,000	99,835
1.88%, 4/1/2019	250,000	252,678
2.13%, 1/17/2023 (a)	200,000	193,962
Korea Development Bank 4.00%, 9/9/2016	100,000	106,055
Kreditanstalt fuer Wiederaufbau:
1.25%, 2/15/2017	225,000	227,695
2.00%, 10/4/2022	125,000	120,544
2.38%, 8/25/2021 (a)	700,000	704,324
2.63%, 2/16/2016	1,950,000	2,020,131
2.75%, 9/8/2020	100,000	104,009
4.50%, 7/16/2018	215,000	241,028
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	150,000	148,566
1.88%, 9/17/2018 (a)	400,000	406,675
3.13%, 7/15/2015	200,000	205,869
Lloyds Bank PLC 4.20%, 3/28/2017	125,000	135,173
National Australia Bank/New York 2.75%, 3/9/2017	150,000	156,358
Nordic Investment Bank 2.50%, 7/15/2015	350,000	357,972
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	205,619
PNC Bank NA 1.30%, 10/3/2016	250,000	251,077
PNC Funding Corp.:
5.13%, 2/8/2020 (a)	150,000	169,660
5.25%, 11/15/2015	350,000	370,670
Regions Financial Corp. 2.00%, 5/15/2018	100,000	99,313
Royal Bank of Canada:
0.63%, 12/5/2016	100,000	100,308
1.20%, 9/19/2018	100,000	99,869
1.25%, 6/16/2017	200,000	200,613
1.45%, 9/9/2016	200,000	202,447
2.20%, 7/27/2018 (a)	100,000	101,849
2.30%, 7/20/2016	305,000	314,332
Sumitomo Mitsui Banking Corp. 3.95%, 7/19/2023 (a)	250,000	261,876
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	16,748
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	191,517
7.25%, 3/15/2018	60,000	70,172
Svenska Handelsbanken AB 2.50%, 1/25/2019 (a)	250,000	255,342
The Huntington National Bank 1.38%, 4/24/2017	200,000	200,003
The Korea Development Bank 3.50%, 8/22/2017	250,000	263,245
The Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	98,863
1.50%, 9/9/2016	100,000	101,528
2.13%, 7/2/2019	100,000	100,034
2.38%, 10/19/2016 (a)	100,000	103,479
Union Bank NA 5.95%, 5/11/2016	100,000	108,853
US Bancorp:
1.95%, 11/15/2018	200,000	200,198
2.45%, 7/27/2015	100,000	102,182
3.70%, 1/30/2024	250,000	257,736
Wachovia Bank NA 5.85%, 2/1/2037	200,000	246,191

See accompanying notes to financial statements.

205

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Wachovia Corp.:
5.63%, 10/15/2016	$200,000	$220,355
5.75%, 2/1/2018	125,000	142,638
Wells Fargo & Co.:
2.13%, 4/22/2019	300,000	300,258
2.15%, 1/15/2019 (a)	200,000	201,504
3.45%, 2/13/2023	100,000	99,501
3.50%, 3/8/2022	500,000	518,170
3.68%, 6/15/2016	300,000	316,355
4.13%, 8/15/2023 (a)	100,000	103,911
4.48%, 1/16/2024	300,000	316,996
5.61%, 1/15/2044	300,000	340,593
Wells Fargo Capital X 5.95%, 12/1/2086	100,000	101,750
Westpac Banking Corp.:
3.00%, 12/9/2015	350,000	361,971
4.88%, 11/19/2019	200,000	224,769

		24,122,073

BEVERAGES — 0.5%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	124,752
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	100,000	91,103
5.38%, 1/15/2020	335,000	385,539
6.38%, 1/15/2040	250,000	321,678
7.75%, 1/15/2019	250,000	308,696
8.20%, 1/15/2039	100,000	152,441
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	151,108
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	143,327
3.88%, 4/29/2043	100,000	92,714
5.75%, 10/23/2017	250,000	284,936
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021 (a)	150,000	152,130
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	52,241
PepsiCo, Inc.:
0.70%, 2/26/2016	300,000	300,449
2.75%, 3/5/2022	150,000	148,894
3.60%, 8/13/2042 (a)	100,000	88,954
4.50%, 1/15/2020	100,000	111,567
The Coca-Cola Co.:
1.50%, 11/15/2015	200,000	202,707
3.15%, 11/15/2020	70,000	72,975
3.20%, 11/1/2023 (a)	300,000	301,987

		3,488,198

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
2.20%, 5/22/2019 (a)	100,000	99,604
2.50%, 11/15/2016	100,000	103,200
3.88%, 11/15/2021	100,000	105,657
4.10%, 6/15/2021 (a)	100,000	107,473
4.50%, 3/15/2020	50,000	53,970
5.15%, 11/15/2041	324,000	348,742
5.70%, 2/1/2019	100,000	114,915
5.75%, 3/15/2040	55,000	63,933
Celgene Corp.:
2.30%, 8/15/2018	100,000	101,515
3.63%, 5/15/2024	150,000	150,335
Genentech, Inc. 4.75%, 7/15/2015	100,000	104,389
Gilead Sciences, Inc.:
4.50%, 4/1/2021	200,000	220,485
4.80%, 4/1/2044	100,000	106,040
Life Technologies Corp. 6.00%, 3/1/2020	100,000	116,509

		1,796,767

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	110,706

BUILDING PRODUCTS — 0.0% (b)
Martin Marietta Materials, Inc. 4.25%, 7/2/2024 (c)	30,000	30,128
Owens Corning 4.20%, 12/15/2022	138,000	140,233

		170,361

CAPITAL MARKETS — 1.2%
BlackRock, Inc. 3.50%, 3/18/2024	200,000	201,845
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	150,346
2.25%, 6/23/2019	250,000	251,789
Jefferies Group, Inc.:
5.13%, 4/13/2018 (a)	300,000	329,548
6.25%, 1/15/2036	60,000	63,226
6.45%, 6/8/2027	20,000	22,600
Morgan Stanley:
1.75%, 2/25/2016	100,000	101,292
3.45%, 11/2/2015	200,000	206,869
3.75%, 2/25/2023 (a)	100,000	101,719
3.80%, 4/29/2016	500,000	524,555
4.00%, 7/24/2015	81,000	83,864
4.10%, 5/22/2023	250,000	253,393
4.75%, 3/22/2017	100,000	108,884
4.88%, 11/1/2022	63,000	67,808
5.38%, 10/15/2015	200,000	211,550
5.63%, 9/23/2019	150,000	172,230
5.75%, 1/25/2021	500,000	582,450
6.63%, 4/1/2018	390,000	455,210
7.25%, 4/1/2032	118,000	157,734
Northern Trust Corp.:
2.38%, 8/2/2022	102,000	98,254
3.95%, 10/30/2025	100,000	103,160
Svensk Exportkredit AB:
1.88%, 6/17/2019 (a)	200,000	200,810
2.13%, 7/13/2016	100,000	103,066
5.13%, 3/1/2017	205,000	227,770
The Bank of New York Mellon Corp.:
2.10%, 1/15/2019	250,000	249,184
2.20%, 5/15/2019	100,000	100,472
2.30%, 7/28/2016	100,000	103,167
3.55%, 9/23/2021	100,000	104,908
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	100,058

See accompanying notes to financial statements.

206

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	$200,000	$201,911
3.63%, 1/22/2023	100,000	100,421
3.70%, 8/1/2015	500,000	515,008
5.35%, 1/15/2016	555,000	592,581
5.95%, 1/15/2027	395,000	446,691
6.13%, 2/15/2033 (a)	300,000	358,518
6.15%, 4/1/2018	500,000	572,525
6.75%, 10/1/2037	250,000	300,030

		8,525,446

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	147,028
6.13%, 1/15/2041 (a)	20,000	23,784
Airgas, Inc. 3.25%, 10/1/2015	100,000	102,829
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,721
5.15%, 3/15/2034	200,000	212,024
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	280,837
5.75%, 3/15/2019	250,000	291,578
Eastman Chemical Co.:
3.60%, 8/15/2022	100,000	102,503
4.65%, 10/15/2044	50,000	49,606
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	109,234
5.50%, 12/8/2041	76,000	87,918
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	237,861
Monsanto Co.:
1.15%, 6/30/2017	150,000	150,113
2.20%, 7/15/2022 (a)	100,000	94,135
4.20%, 7/15/2034	70,000	70,661
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/2024 (a)	100,000	101,746
5.88%, 12/1/2036	50,000	59,729
PPG Industries, Inc.:
2.70%, 8/15/2022 (a)	200,000	192,652
6.65%, 3/15/2018	100,000	116,884
Praxair, Inc. 3.00%, 9/1/2021	250,000	254,242
RPM International, Inc. 3.45%, 11/15/2022	100,000	97,036
The Dow Chemical Co.:
5.25%, 11/15/2041	250,000	270,083
8.55%, 5/15/2019	330,000	424,081
The Mosaic Co. 4.25%, 11/15/2023	75,000	79,017
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	83,287

		3,663,589

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Block Financial LLC 5.50%, 11/1/2022 (a)	100,000	108,823
Pitney Bowes, Inc.:
4.75%, 5/15/2018	72,000	77,644
5.60%, 3/15/2018	200,000	222,872
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	275,682
5.00%, 3/1/2020	100,000	111,963
The Western Union Co.:
2.88%, 12/10/2017 (a)	100,000	102,511
5.93%, 10/1/2016	100,000	109,508
6.20%, 11/17/2036 (a)	105,000	108,890
Total System Services, Inc. 2.38%, 6/1/2018	140,000	139,620
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	150,397
7.38%, 3/11/2019	100,000	122,427

		1,530,337

COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc.:
1.10%, 3/3/2017 (a)	140,000	140,315
2.90%, 3/4/2021	100,000	101,544
3.63%, 3/4/2024	200,000	205,384
4.45%, 1/15/2020	200,000	220,208
5.50%, 1/15/2040	200,000	232,559
Juniper Networks, Inc.:
4.50%, 3/15/2024	50,000	52,084
5.95%, 3/15/2041	20,000	22,216
Motorola Solutions, Inc. 3.75%, 5/15/2022	200,000	199,085

		1,173,395

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	300,000	304,156
Fluor Corp. 3.38%, 9/15/2021	80,000	81,630

		385,786

CONSUMER FINANCE — 0.2%
Capital One Financial Corp. 2.45%, 4/24/2019	150,000	151,164
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016	250,000	256,659
3.30%, 6/9/2024	100,000	100,190
7.15%, 2/15/2019	170,000	208,247
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,200
1.95%, 12/13/2018	150,000	150,472
2.25%, 6/7/2016	200,000	205,713
2.80%, 3/4/2021 (a)	50,000	50,498

		1,323,143

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	106,400

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Cornell University 5.45%, 2/1/2019	150,000	172,725
Massachusetts Institute of Technology 5.60%, 7/1/2111	50,000	62,617
Stanford University 4.75%, 5/1/2019	110,000	123,998

		359,340

See accompanying notes to financial statements.

207

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 2.8%
Air Lease Corp.:
3.38%, 1/15/2019 (a)	$50,000	$51,561
3.88%, 4/1/2021 (a)	75,000	76,050
American Express Co.:
1.55%, 5/22/2018	250,000	248,351
2.65%, 12/2/2022	86,000	83,666
8.13%, 5/20/2019	75,000	94,778
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	76,113
2.38%, 3/24/2017	500,000	516,218
Ameriprise Financial, Inc. 5.65%, 11/15/2015	50,000	53,296
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	119,514
Bank of America Corp.:
1.25%, 1/11/2016	200,000	201,033
1.35%, 11/21/2016	150,000	150,145
1.50%, 10/9/2015	200,000	201,669
2.00%, 1/11/2018	100,000	100,524
2.60%, 1/15/2019	114,000	115,338
3.70%, 9/1/2015	185,000	191,087
4.10%, 7/24/2023	200,000	207,400
4.88%, 4/1/2044	200,000	207,890
5.00%, 5/13/2021	500,000	557,113
5.49%, 3/15/2019	200,000	224,721
5.65%, 5/1/2018	150,000	169,949
5.88%, 1/5/2021	70,000	81,655
5.88%, 2/7/2042	200,000	237,896
6.05%, 5/16/2016	200,000	217,230
6.11%, 1/29/2037	350,000	403,295
6.22%, 9/15/2026	100,000	115,325
6.88%, 4/25/2018	330,000	387,812
Bank of America NA:
1.25%, 2/14/2017	250,000	249,907
5.30%, 3/15/2017	385,000	422,193
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	249,950
8.80%, 7/15/2019	100,000	128,416
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	100,459
1.35%, 3/10/2017	250,000	249,707
2.55%, 4/8/2019	100,000	100,914
3.38%, 3/1/2023 (a)	100,000	99,311
3.75%, 6/16/2024	150,000	150,776
4.45%, 1/10/2017	750,000	807,245
4.50%, 1/14/2022	250,000	271,305
4.95%, 11/7/2043	150,000	159,682
5.38%, 8/9/2020	100,000	113,600
5.50%, 2/15/2017	150,000	164,659
5.88%, 1/30/2042	150,000	178,414
6.00%, 10/31/2033	100,000	113,243
6.13%, 5/15/2018	150,000	172,784
6.63%, 6/15/2032	100,000	120,052
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	200,000	202,534
1.72%, 12/6/2017	250,000	250,577
2.38%, 1/16/2018	100,000	102,047
4.38%, 8/6/2023 (a)	200,000	213,411
5.88%, 8/2/2021	500,000	586,353
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	100,591
1.50%, 7/12/2016	200,000	202,698
1.63%, 4/2/2018	250,000	249,990
2.25%, 11/9/2015	200,000	204,561
2.90%, 1/9/2017	500,000	522,781
3.10%, 1/9/2023	100,000	99,426
3.15%, 9/7/2022	200,000	201,183
4.63%, 1/7/2021	100,000	111,323
5.30%, 2/11/2021	100,000	113,842
5.63%, 5/1/2018	585,000	670,414
6.38%, 11/15/2067 (e)	100,000	111,875
6.75%, 3/15/2032	340,000	448,573
6.88%, 1/10/2039	300,000	403,579
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	99,380
Goldman Sachs Capital I 6.35%, 2/15/2034	200,000	227,167
JPMorgan Chase & Co.:
2.35%, 1/28/2019 (a)	150,000	151,785
3.15%, 7/5/2016	150,000	156,317
3.25%, 9/23/2022	250,000	250,399
3.45%, 3/1/2016	500,000	521,560
3.88%, 2/1/2024	500,000	515,664
4.25%, 10/15/2020	750,000	811,122
4.50%, 1/24/2022	200,000	218,502
6.00%, 1/15/2018	150,000	171,472
6.40%, 5/15/2038	255,000	321,980
Moody’s Corp. 4.50%, 9/1/2022	100,000	105,606
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	300,230
Nomura Holdings, Inc.:
4.13%, 1/19/2016	300,000	313,935
6.70%, 3/4/2020	21,000	25,259
ORIX Corp. 5.00%, 1/12/2016	100,000	106,022
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	227,632
2.45%, 7/15/2024	200,000	189,594
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	111,575
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	600,000	634,478
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	221,053
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	249,885
1.38%, 1/10/2018 (a)	150,000	149,739
2.63%, 1/10/2023 (a)	100,000	96,777
2.75%, 5/17/2021 (a)	100,000	100,650
3.30%, 1/12/2022	150,000	154,264
UBS AG of Stamford, CT:
4.88%, 8/4/2020	100,000	112,392
5.75%, 4/25/2018	122,000	139,900

See accompanying notes to financial statements.

208

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.88%, 12/20/2017	$146,000	$166,799

		20,589,142

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.:
0.90%, 2/12/2016	200,000	200,228
1.60%, 2/15/2017	100,000	101,018
2.40%, 8/15/2016	150,000	154,146
4.30%, 12/15/2042	200,000	189,042
4.35%, 6/15/2045	158,000	149,541
4.80%, 6/15/2044	75,000	76,561
5.63%, 6/15/2016	200,000	217,751
6.50%, 9/1/2037	180,000	222,228
British Telecommunications PLC 9.63%, 12/15/2030	250,000	397,458
Qwest Corp. 6.75%, 12/1/2021	200,000	229,500
Telefonica Emisiones SAU 5.46%, 2/16/2021	350,000	396,526
Verizon Communications, Inc.:
1.35%, 6/9/2017	300,000	300,307
2.00%, 11/1/2016	500,000	510,467
3.45%, 3/15/2021	200,000	206,953
3.65%, 9/14/2018	250,000	266,670
4.15%, 3/15/2024	150,000	156,349
4.50%, 9/15/2020	229,000	250,919
5.15%, 9/15/2023	400,000	447,950
6.40%, 9/15/2033	273,000	334,051
6.40%, 2/15/2038	200,000	244,296
6.55%, 9/15/2043	750,000	943,945
7.75%, 12/1/2030	400,000	548,074

		6,543,980

ELECTRIC UTILITIES — 1.6%
Alabama Power Co. 0.55%, 10/15/2015 (a)	300,000	300,159
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	115,421
Appalachian Power Co.:
6.38%, 4/1/2036 (a)	70,000	88,318
7.00%, 4/1/2038	26,000	35,286
Arizona Public Service Co. 5.50%, 9/1/2035	100,000	118,432
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	95,923
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	123,901
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	98,400
4.45%, 6/15/2020 (a)	100,000	110,576
5.50%, 12/1/2039	125,000	145,716
Consumers Energy Co.:
3.95%, 5/15/2043 (a)	100,000	96,502
5.65%, 9/15/2018	100,000	115,016
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	102,538
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (c)	100,000	99,842
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	150,000	151,710
7.00%, 11/15/2018	220,000	264,844
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	122,360
Edison International 3.75%, 9/15/2017	50,000	53,403
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,500
Entergy Corp. 4.70%, 1/15/2017	250,000	269,437
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	30,187
Exelon Generation Co. LLC 4.00%, 10/1/2020	500,000	521,732
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	24,674
5.63%, 4/1/2034	15,000	18,192
5.69%, 3/1/2040	65,000	80,605
Georgia Power Co.:
4.75%, 9/1/2040	100,000	106,386
5.40%, 6/1/2040	300,000	346,661
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	133,040
Hydro Quebec:
2.00%, 6/30/2016	350,000	359,899
8.05%, 7/7/2024	15,000	20,775
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	99,490
ITC Holdings Corp. 3.65%, 6/15/2024	25,000	24,943
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	269,148
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	101,280
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	105,651
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	61,956
Nevada Power Co.:
5.45%, 5/15/2041	60,000	70,617
6.75%, 7/1/2037	15,000	20,203
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	150,000	149,813
2.60%, 9/1/2015	100,000	102,134
4.50%, 6/1/2021	200,000	217,411
Nisource Finance Corp. 4.80%, 2/15/2044	50,000	50,476
NiSource Finance Corp. 5.25%, 9/15/2017	200,000	221,959
Nisource Finance Corp. 6.40%, 3/15/2018	100,000	115,536
Northern States Power Co.:
1.95%, 8/15/2015	50,000	50,604
4.85%, 8/15/2040	100,000	110,823
6.25%, 6/1/2036	150,000	194,813
Ohio Power Co. 6.60%, 2/15/2033	45,000	57,971

See accompanying notes to financial statements.

209

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	$30,000	$34,915
6.80%, 9/1/2018	100,000	119,157
7.00%, 5/1/2032	115,000	155,668
Pacific Gas & Electric Co.:
3.25%, 6/15/2023 (a)	200,000	199,731
4.50%, 12/15/2041	25,000	25,436
4.75%, 2/15/2044 (a)	200,000	211,795
PacifiCorp:
3.60%, 4/1/2024	200,000	206,549
3.85%, 6/15/2021	200,000	214,821
4.10%, 2/1/2042	50,000	49,355
PG&E Corp. 2.40%, 3/1/2019	250,000	251,695
PPL Capital Funding, Inc. 3.50%, 12/1/2022	200,000	203,314
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	96,843
5.20%, 7/15/2041	50,000	57,698
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	706,335
PSEG Power LLC 5.13%, 4/15/2020	80,000	89,303
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	109,636
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	150,000	142,322
3.95%, 5/1/2042	25,000	24,222
Puget Energy, Inc. 6.00%, 9/1/2021	100,000	118,100
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	129,748
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	200,000	205,552
6.13%, 9/15/2037	115,000	148,033
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	117,941
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	75,443
5.50%, 3/15/2040	450,000	537,500
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	117,572
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	97,340
6.10%, 5/15/2018	50,000	57,508
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	119,926
The Connecticut Light & Power Co. 6.35%, 6/1/2036	75,000	97,579
The Southern Co. 1.95%, 9/1/2016	350,000	358,104
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	97,589
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	98,680
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	156,620
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	254,778
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	131,812

		12,043,883

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	264,038
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	97,113
4.88%, 10/15/2019	100,000	113,788
Roper Industries, Inc. 2.05%, 10/1/2018	100,000	100,016

		574,955

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	77,166
Avnet, Inc. 4.88%, 12/1/2022	100,000	106,217
Corning, Inc. 1.45%, 11/15/2017 (a)	100,000	98,651
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	104,846

		386,880

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp. 4.50%, 6/1/2021	100,000	108,580
Halliburton Co.:
6.15%, 9/15/2019	200,000	238,368
7.45%, 9/15/2039	100,000	145,589
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	161,974
National Oilwell Varco, Inc. 3.95%, 12/1/2042	50,000	47,545
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	291,401
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036 (a)	20,000	23,657

		1,017,114

FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	394,277
6.25%, 6/1/2027	150,000	185,199
Safeway, Inc. 4.75%, 12/1/2021 (d)	200,000	203,750
Sysco Corp. 2.60%, 6/12/2022 (a)	100,000	96,588
The Kroger Co.:
5.40%, 7/15/2040	250,000	273,537
6.15%, 1/15/2020	100,000	117,212
6.90%, 4/15/2038	26,000	33,346
8.00%, 9/15/2029	49,000	64,848
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018 (a)	50,000	49,390
2.80%, 4/15/2016	650,000	675,655

See accompanying notes to financial statements.

210

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

4.00%, 4/11/2043	$50,000	$47,941
4.30%, 4/22/2044	50,000	50,422
5.63%, 4/15/2041	300,000	362,358
5.88%, 4/5/2027	200,000	246,971
6.50%, 8/15/2037	250,000	330,550
Walgreen Co.:
4.40%, 9/15/2042 (a)	100,000	95,951
5.25%, 1/15/2019	100,000	113,069

		3,341,064

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	274,589
Campbell Soup Co. 3.80%, 8/2/2042	100,000	85,638
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	250,636
3.20%, 1/25/2023	100,000	96,589
Delhaize Group SA 5.70%, 10/1/2040	15,000	16,113
General Mills, Inc. 5.70%, 2/15/2017	305,000	340,620
Kellogg Co.:
3.13%, 5/17/2022	100,000	100,051
3.25%, 5/21/2018	65,000	68,409
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	308,035
6.13%, 8/23/2018	100,000	115,868
Mondelez International, Inc.:
4.00%, 2/1/2024	100,000	103,410
5.38%, 2/10/2020	150,000	171,792
6.50%, 2/9/2040	170,000	215,907
6.88%, 1/26/2039	260,000	339,644
The Hershey Co. 2.63%, 5/1/2023 (a)	100,000	95,698
Unilever Capital Corp.:
0.45%, 7/30/2015	100,000	100,044
0.85%, 8/2/2017	100,000	99,050
4.25%, 2/10/2021	150,000	165,551

		2,947,644

GAS UTILITIES — 0.0% (b)
National Grid PLC 6.30%, 8/1/2016	100,000	110,661
ONE Gas, Inc. 2.07%, 2/1/2019 (c)	100,000	100,052

		210,713

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	189,358
6.25%, 12/1/2037	155,000	198,544
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	116,279
6.40%, 6/15/2016	100,000	110,064
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	99,072
CareFusion Corp.:
3.30%, 3/1/2023	50,000	47,926
4.88%, 5/15/2044	100,000	100,401
Covidien International Finance SA 2.95%, 6/15/2023	100,000	96,796
Medtronic, Inc.:
2.63%, 3/15/2016	100,000	103,001
3.13%, 3/15/2022	300,000	303,142
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	148,891
Stryker Corp.:
1.30%, 4/1/2018	100,000	98,739
4.10%, 4/1/2043	100,000	95,457

		1,707,670

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	100,195
3.95%, 9/1/2020	150,000	162,124
4.50%, 5/15/2042	100,000	101,115
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	99,771
Cardinal Health, Inc. 1.70%, 3/15/2018	57,000	56,784
CIGNA Corp.:
2.75%, 11/15/2016	150,000	155,855
4.00%, 2/15/2022	50,000	52,955
5.38%, 2/15/2042 (a)	70,000	79,548
Express Scripts Holding Co. 3.90%, 2/15/2022	250,000	261,448
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	51,514
Humana, Inc. 4.63%, 12/1/2042	100,000	98,073
Laboratory Corp. of America Holdings 2.20%, 8/23/2017 (a)	200,000	202,652
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	230,000	230,730
6.95%, 7/1/2037	100,000	123,646
UnitedHealth Group, Inc.:
4.63%, 11/15/2041	250,000	262,491
5.95%, 2/15/2041	20,000	24,788
6.00%, 2/15/2018	200,000	229,264
6.88%, 2/15/2038	56,000	75,432
WellPoint, Inc.:
1.25%, 9/10/2015	300,000	302,101
1.88%, 1/15/2018	300,000	302,250
3.30%, 1/15/2023	50,000	49,825
4.63%, 5/15/2042	100,000	101,506
4.65%, 1/15/2043	100,000	101,925
5.88%, 6/15/2017	100,000	112,094
5.95%, 12/15/2034	68,000	80,798

		3,418,884

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp. 3.95%, 10/15/2020	67,000	70,050
Marriott International, Inc. 3.38%, 10/15/2020	125,000	127,739
McDonald’s Corp.:
5.35%, 3/1/2018	210,000	238,849
6.30%, 10/15/2037	100,000	129,602

See accompanying notes to financial statements.

211

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Starbucks Corp. 0.88%, 12/5/2016	$71,000	$70,637
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	76,194
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	206,783
Yum! Brands, Inc. 3.75%, 11/1/2021 (a)	250,000	257,575

		1,177,429

HOUSEHOLD DURABLES — 0.0% (b)
MDC Holdings, Inc. 5.50%, 1/15/2024	83,000	85,905
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	108,474
Whirlpool Corp. 4.00%, 3/1/2024	60,000	61,364

		255,743

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	100,589
1.95%, 2/1/2023	100,000	93,063
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	100,000	96,333
5.30%, 3/1/2041	45,000	53,062
6.63%, 8/1/2037	100,000	134,189
The Procter & Gamble Co.:
1.80%, 11/15/2015	350,000	356,171
5.55%, 3/5/2037	100,000	120,787

		954,194

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (b)
TransAlta Corp. 1.90%, 6/3/2017	63,000	63,242

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co. 3.88%, 6/15/2044	100,000	95,819
Cooper US, Inc. 3.88%, 12/15/2020	50,000	52,473
Crane Co. 4.45%, 12/15/2023	50,000	52,635
General Electric Co.:
2.70%, 10/9/2022	250,000	245,124
4.50%, 3/11/2044	200,000	208,068
5.25%, 12/6/2017	100,000	112,799
Koninklijke Philips Electronics NV 3.75%, 3/15/2022	100,000	104,580
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,519

		981,017

INSURANCE — 0.9%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	96,839
5.70%, 2/15/2017	100,000	111,541
Aflac, Inc. 3.45%, 8/15/2015	100,000	103,058
American International Group, Inc.:
5.45%, 5/18/2017	390,000	434,852
5.60%, 10/18/2016	200,000	219,739
6.25%, 3/15/2087	100,000	111,750
8.18%, 5/15/2068 (e)	106,000	145,353
8.25%, 8/15/2018 (a)	150,000	186,067
Aon PLC:
4.00%, 11/27/2023	100,000	104,548
4.60%, 6/14/2044	50,000	49,763
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	54,106
Assurant, Inc. 4.00%, 3/15/2023	100,000	100,234
AXA SA 8.60%, 12/15/2030	100,000	133,500
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018 (a)	100,000	101,405
4.30%, 5/15/2043 (a)	50,000	49,354
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017 (a)	500,000	511,636
3.75%, 8/15/2021 (a)	100,000	106,644
CNA Financial Corp. 7.35%, 11/15/2019	100,000	122,679
Genworth Financial, Inc.:
6.52%, 5/22/2018	110,000	127,047
7.70%, 6/15/2020	100,000	123,455
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	130,381
Lincoln National Corp.:
4.00%, 9/1/2023	100,000	103,750
6.30%, 10/9/2037	100,000	125,304
Markel Corp. 3.63%, 3/30/2023	100,000	99,534
Marsh & McLennan Cos, Inc. 3.50%, 6/3/2024	75,000	74,890
MetLife, Inc.:
4.88%, 11/13/2043	150,000	161,700
5.70%, 6/15/2035	155,000	185,273
6.75%, 6/1/2016	400,000	444,292
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2067	100,000	102,500
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	150,418
Prudential Financial, Inc.:
4.50%, 11/16/2021 (a)	600,000	658,410
5.80%, 11/16/2041	50,000	59,469
The Allstate Corp. 5.95%, 4/1/2036	165,000	203,765
The Chubb Corp.:
5.75%, 5/15/2018	100,000	114,402
6.00%, 5/11/2037	100,000	125,273
The Progressive Corp. 4.35%, 4/25/2044	100,000	101,184
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	107,387
5.75%, 12/15/2017	250,000	285,064
Unum Group 4.00%, 3/15/2024 (a)	100,000	102,939

See accompanying notes to financial statements.

212

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Voya Financial, Inc. 2.90%, 2/15/2018	$100,000	$103,569
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	111,960
WR Berkley Corp. 4.63%, 3/15/2022	50,000	53,464
XLIT, Ltd. 5.75%, 10/1/2021	100,000	116,608

		6,715,106

INTERNET SOFTWARE & SERVICES — 0.1%
Amazon.com, Inc. 1.20%, 11/29/2017	125,000	123,987
Baidu, Inc. 3.50%, 11/28/2022 (a)	200,000	196,597
eBay, Inc.:
0.70%, 7/15/2015	38,000	38,055
1.63%, 10/15/2015	200,000	202,994
Google, Inc. 2.13%, 5/19/2016 (a)	100,000	102,930

		664,563

IT SERVICES — 0.1%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	103,889
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	100,000	96,105
5.70%, 9/14/2017	210,000	237,938
5.88%, 11/29/2032	165,000	206,543
7.00%, 10/30/2025	100,000	131,868
Xerox Corp. 2.95%, 3/15/2017	300,000	311,777

		1,088,120

LEISURE PRODUCTS — 0.0% (b)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	50,223
Mattel, Inc. 2.50%, 11/1/2016	100,000	102,519

		152,742

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	358,949
3.15%, 1/15/2023	100,000	98,398

		457,347

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	121,843
3.80%, 8/15/2042	100,000	92,717
6.05%, 8/15/2036	165,000	204,611
Cummins, Inc. 4.88%, 10/1/2043	100,000	109,098
Danaher Corp. 2.30%, 6/23/2016	100,000	103,020
Deere & Co. 3.90%, 6/9/2042	150,000	142,661
Eaton Corp.:
4.00%, 11/2/2032	165,000	163,953
4.15%, 11/2/2042	100,000	96,455
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,205
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	94,138
4.88%, 9/15/2041	100,000	108,089
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	118,733
Snap-On, Inc. 4.25%, 1/15/2018	100,000	106,633
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	61,666
Xylem, Inc. 3.55%, 9/20/2016	150,000	157,497

		1,724,319

MEDIA — 1.1%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	150,000	164,766
6.40%, 12/15/2035	150,000	187,303
8.88%, 4/26/2023	44,000	58,728
CBS Corp. 8.88%, 5/15/2019	200,000	258,392
Comcast Corp.:
4.25%, 1/15/2033	100,000	102,339
4.65%, 7/15/2042	200,000	206,727
5.15%, 3/1/2020 (a)	250,000	285,136
5.85%, 11/15/2015	97,000	103,978
5.88%, 2/15/2018	90,000	103,261
6.40%, 5/15/2038 (a)	310,000	394,611
6.50%, 1/15/2017 (a)	80,000	90,864
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/1/2016	200,000	208,484
5.20%, 3/15/2020	315,000	353,786
6.38%, 3/1/2041	150,000	180,965
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	107,809
6.35%, 6/1/2040	150,000	178,517
Grupo Televisa SAB 6.00%, 5/15/2018	300,000	341,580
International Game Technology 5.35%, 10/15/2023	100,000	104,610
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	103,760
5.15%, 4/30/2020	335,000	382,723
News America, Inc. 6.15%, 3/1/2037	240,000	289,365
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	307,487
The Walt Disney Co.:
1.85%, 5/30/2019	200,000	198,807
2.75%, 8/16/2021 (a)	100,000	100,856
3.75%, 6/1/2021	100,000	106,991
4.38%, 8/16/2041	100,000	103,821
Thomson Reuters Corp.:
0.88%, 5/23/2016	50,000	49,968
4.70%, 10/15/2019	100,000	110,437
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	106,672

See accompanying notes to financial statements.

213

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.50%, 9/1/2041	$250,000	$279,021
5.85%, 5/1/2017	230,000	258,231
6.55%, 5/1/2037	350,000	431,631
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	671,660
4.90%, 6/15/2042 (a)	100,000	102,949
7.70%, 5/1/2032	240,000	333,502
Viacom, Inc.:
2.50%, 12/15/2016	200,000	206,475
3.50%, 4/1/2017	100,000	106,022
3.88%, 12/15/2021 (a)	350,000	366,093
6.25%, 4/30/2016	200,000	219,347

		8,267,674

METALS & MINING — 0.7%
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	108,313
Barrick Gold Corp. 4.10%, 5/1/2023 (a)	100,000	99,210
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	208,252
5.70%, 5/30/2041	100,000	102,374
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	110,280
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	250,000	254,306
2.05%, 9/30/2018	300,000	303,470
2.88%, 2/24/2022	250,000	248,934
5.00%, 9/30/2043	100,000	110,532
6.50%, 4/1/2019	100,000	120,161
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	196,912
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/1/2022	250,000	247,058
3.88%, 3/15/2023 (a)	100,000	99,759
5.45%, 3/15/2043	250,000	258,080
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	206,290
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	103,763
Nucor Corp. 5.75%, 12/1/2017	250,000	284,231
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	150,000	153,700
4.75%, 3/22/2042	250,000	257,387
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	304,241
3.75%, 9/20/2021	100,000	104,983
Southern Copper Corp. 5.25%, 11/8/2042 (a)	200,000	185,317
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	100,000	101,804
3.75%, 2/1/2023	100,000	97,082
6.25%, 7/15/2041 (a)	200,000	215,553
Vale Overseas, Ltd.:
4.38%, 1/11/2022	90,000	92,485
6.88%, 11/21/2036	330,000	366,637
6.88%, 11/10/2039	215,000	239,964
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	20,425

		5,201,503

MULTI-NATIONAL — 1.4%
African Development Bank:
0.75%, 10/18/2016	150,000	150,369
1.25%, 9/2/2016	200,000	202,892
Asian Development Bank:
0.50%, 8/17/2015	200,000	200,558
0.50%, 6/20/2016	300,000	300,001
1.75%, 3/21/2019	300,000	302,113
2.50%, 3/15/2016	200,000	207,092
European Bank for Reconstruction & Development:
1.63%, 4/10/2018	50,000	50,648
1.63%, 11/15/2018	200,000	201,185
2.50%, 3/15/2016	450,000	465,917
European Investment Bank:
0.50%, 8/15/2016 (a)	350,000	349,657
0.63%, 4/15/2016	100,000	100,329
0.88%, 4/18/2017	100,000	100,009
1.00%, 3/15/2018	125,000	123,754
1.00%, 6/15/2018	250,000	246,535
1.13%, 9/15/2017	250,000	250,693
1.75%, 3/15/2017	100,000	102,460
1.75%, 6/17/2019	200,000	200,196
1.88%, 3/15/2019	250,000	252,484
2.50%, 5/16/2016	950,000	985,673
2.50%, 4/15/2021	400,000	407,502
4.00%, 2/16/2021 (a)	650,000	722,515
4.88%, 2/16/2016	200,000	214,467
4.88%, 1/17/2017 (a)	450,000	496,336
FMS Wertmanagement AoeR 1.00%, 11/21/2017	300,000	298,594
Inter-American Development Bank:
0.88%, 11/15/2016	150,000	150,786
0.88%, 3/15/2018	100,000	98,732
1.00%, 7/14/2017	250,000	250,473
1.75%, 8/24/2018	500,000	507,133
3.88%, 10/28/2041	35,000	35,276
5.13%, 9/13/2016	405,000	445,109
International Bank for Reconstruction & Development:
0.38%, 8/24/2015	50,000	50,040
0.50%, 4/15/2016	200,000	200,231
0.50%, 5/16/2016	150,000	150,126
1.00%, 9/15/2016	600,000	605,611
1.13%, 7/18/2017	250,000	251,409
2.13%, 3/15/2016	200,000	205,840
2.13%, 11/1/2020	200,000	200,522
2.25%, 6/24/2021	250,000	250,552
4.75%, 2/15/2035	80,000	94,754

		10,428,573

MULTI-UTILITIES — 0.2%
American Water Capital Corp. 4.30%, 12/1/2042	100,000	100,013
Berkshire Hathaway Energy 6.13%, 4/1/2036	155,000	191,202

See accompanying notes to financial statements.

214

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Black Hills Corp. 4.25%, 11/30/2023	$100,000	$105,537
Dominion Resources, Inc.:
4.90%, 8/1/2041	250,000	265,043
6.40%, 6/15/2018	250,000	291,986
DTE Energy Co. 6.38%, 4/15/2033	150,000	188,729
MidAmerican Energy Co. 4.80%, 9/15/2043	250,000	274,027
Sempra Energy 2.30%, 4/1/2017	150,000	153,979

		1,570,516

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	109,414
4.38%, 9/1/2023 (a)	90,000	95,510
6.70%, 7/15/2034	50,000	63,047
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	106,189
Target Corp.:
2.90%, 1/15/2022 (a)	250,000	249,875
4.00%, 7/1/2042	200,000	189,071
5.88%, 7/15/2016	100,000	110,332

		923,438

OIL, GAS & CONSUMABLE FUELS — 2.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	419,966
6.45%, 9/15/2036	100,000	127,045
Apache Corp.:
5.10%, 9/1/2040	100,000	109,410
5.63%, 1/15/2017	250,000	277,153
Baker Hughes, Inc. 3.20%, 8/15/2021 (a)	150,000	154,511
Boardwalk Pipelines LP 3.38%, 2/1/2023	170,000	156,648
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	98,806
2.24%, 5/10/2019	300,000	302,082
2.24%, 9/26/2018	100,000	101,602
2.75%, 5/10/2023	200,000	191,944
3.56%, 11/1/2021	100,000	104,085
4.74%, 3/11/2021	200,000	223,717
Buckeye Partners LP 2.65%, 11/15/2018	100,000	100,097
Cameron International Corp. 1.40%, 6/15/2017	50,000	50,269
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	130,559
6.50%, 2/15/2037	250,000	314,735
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	98,273
6.75%, 11/15/2039	100,000	129,143
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	113,844
Chevron Corp.:
0.89%, 6/24/2016	200,000	200,984
1.10%, 12/5/2017	100,000	99,397
2.43%, 6/24/2020	250,000	251,663
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	235,481
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	204,066
ConocoPhillips 5.90%, 10/15/2032	250,000	309,365
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	643,216
Continental Resources, Inc. 5.00%, 9/15/2022	250,000	271,875
DCP Midstream Operating LP 3.88%, 3/15/2023	50,000	50,495
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	117,118
7.95%, 4/15/2032	200,000	282,942
Ecopetrol SA 5.88%, 9/18/2023 (a)	250,000	280,625
Enable Midstream Partners LP 3.90%, 5/15/2024 (c)	100,000	99,858
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	133,200
EnCana Corp. 5.15%, 11/15/2041 (a)	206,000	223,061
Encana Corp. 5.90%, 12/1/2017	100,000	113,831
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	297,786
6.70%, 7/1/2018	100,000	116,949
EnLink Midstream Partners LP 2.70%, 4/1/2019	100,000	101,445
Ensco PLC 4.70%, 3/15/2021	100,000	108,749
Enterprise Products Operating LLC:
3.20%, 2/1/2016	150,000	155,510
4.85%, 8/15/2042	250,000	258,550
5.20%, 9/1/2020 (a)	200,000	228,150
6.30%, 9/15/2017	50,000	57,713
EOG Resources, Inc.:
4.10%, 2/1/2021	100,000	108,470
5.63%, 6/1/2019	129,000	149,965
Exxon Mobil Corp.:
1.82%, 3/15/2019	100,000	100,634
3.18%, 3/15/2024	100,000	101,958
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	101,215
Hess Corp. 5.60%, 2/15/2041	250,000	289,027
Husky Energy, Inc. 3.95%, 4/15/2022 (a)	250,000	262,516
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	500,000	508,600
5.50%, 3/1/2044	100,000	105,887
5.63%, 9/1/2041	50,000	53,380
5.80%, 3/15/2035 (a)	175,000	191,033
Magellan Midstream Partners LP 4.20%, 12/1/2042	100,000	95,074
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	126,594

See accompanying notes to financial statements.

215

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Marathon Petroleum Corp.:
3.50%, 3/1/2016	$55,000	$57,286
6.50%, 3/1/2041	49,000	60,245
Nexen, Inc. 5.88%, 3/10/2035	100,000	112,736
Noble Energy, Inc. 5.25%, 11/15/2043	100,000	110,170
Noble Holding International, Ltd.:
3.05%, 3/1/2016	100,000	103,112
3.95%, 3/15/2022	100,000	102,216
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	399,467
ONEOK Partners LP:
3.20%, 9/15/2018	125,000	130,563
6.13%, 2/1/2041	100,000	117,445
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	100,000	112,500
6.63%, 6/15/2035	215,000	253,377
Petro-Canada:
5.95%, 5/15/2035	100,000	118,898
7.88%, 6/15/2026	180,000	244,995
Petrobras Global Finance BV:
3.00%, 1/15/2019	250,000	245,145
4.38%, 5/20/2023 (a)	150,000	144,403
5.63%, 5/20/2043	83,000	74,582
7.25%, 3/17/2044	200,000	220,475
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	513,578
3.88%, 1/27/2016	100,000	102,795
5.38%, 1/27/2021	200,000	208,039
5.75%, 1/20/2020	105,000	112,042
6.75%, 1/27/2041 (a)	100,000	103,667
6.88%, 1/20/2040	105,000	110,560
Petroleos Mexicanos:
3.50%, 7/18/2018	100,000	104,500
4.88%, 1/24/2022 (a)	500,000	537,500
5.50%, 6/27/2044	125,000	129,063
6.38%, 1/23/2045 (c)	100,000	116,000
6.50%, 6/2/2041	150,000	175,125
8.00%, 5/3/2019	100,000	123,250
Phillips 66 5.88%, 5/1/2042	250,000	299,333
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	129,080
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	96,171
4.30%, 1/31/2043	100,000	95,115
6.50%, 5/1/2018	100,000	117,307
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	101,752
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	43,602
Shell International Finance BV:
1.13%, 8/21/2017	100,000	99,787
3.25%, 9/22/2015	54,000	55,738
4.55%, 8/12/2043	100,000	105,169
6.38%, 12/15/2038	220,000	290,299
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	480,000	533,044
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	124,621
Statoil ASA:
2.90%, 11/8/2020	120,000	122,618
3.13%, 8/17/2017	100,000	105,624
5.10%, 8/17/2040	225,000	254,260
7.75%, 6/15/2023	200,000	268,197
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	231,920
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	60,000	61,858
Talisman Energy, Inc. 3.75%, 2/1/2021 (a)	150,000	154,287
Total Capital International SA:
1.00%, 8/12/2016	250,000	251,262
2.13%, 1/10/2019 (a)	150,000	152,136
2.75%, 6/19/2021	100,000	100,405
2.88%, 2/17/2022	350,000	349,224
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	95,549
6.10%, 6/1/2040	100,000	123,993
6.50%, 8/15/2018	250,000	296,192
TransCanada Pipelines, Ltd. 7.63%, 1/15/2039	100,000	143,474
Transocean, Inc.:
6.00%, 3/15/2018 (a)	55,000	62,091
6.80%, 3/15/2038	250,000	284,457
Valero Energy Corp.:
6.13%, 2/1/2020	65,000	76,554
6.63%, 6/15/2037	100,000	123,629
Western Gas Partners LP 2.60%, 8/15/2018	100,000	102,338
Williams Cos., Inc. 8.75%, 3/15/2032	225,000	292,499
Williams Partners LP:
3.35%, 8/15/2022	100,000	99,103
3.90%, 1/15/2025 (a)	65,000	65,289
4.00%, 11/15/2021 (a)	50,000	52,344
4.90%, 1/15/2045	100,000	99,854
5.25%, 3/15/2020	110,000	123,956
6.30%, 4/15/2040	35,000	41,499
XTO Energy, Inc. 6.75%, 8/1/2037	45,000	64,234

		21,473,869

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	112,552
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	250,183
International Paper Co.:
6.00%, 11/15/2041 (a)	20,000	23,335
7.50%, 8/15/2021	250,000	318,384
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	95,114

		799,568

See accompanying notes to financial statements.

216

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

PERSONAL PRODUCTS — 0.0% (b)
Avon Products, Inc. 6.95%, 3/15/2043	$100,000	$102,136
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	89,823

		191,959

PHARMACEUTICALS — 1.0%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	111,962
6.00%, 4/1/2039	125,000	159,662
AbbVie, Inc.:
1.75%, 11/6/2017	250,000	251,018
2.90%, 11/6/2022	100,000	96,409
4.40%, 11/6/2042	150,000	145,290
Actavis Funding SCS 2.45%, 6/15/2019 (c)	45,000	45,113
Actavis, Inc.:
3.25%, 10/1/2022	200,000	196,616
6.13%, 8/15/2019	100,000	116,874
Allergan, Inc. 2.80%, 3/15/2023 (a)	100,000	89,083
AstraZeneca PLC 5.90%, 9/15/2017	150,000	171,417
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	314,592
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	225,000	249,429
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	207,492
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	171,832
6.38%, 5/15/2038	355,000	457,383
Johnson & Johnson:
2.15%, 5/15/2016	100,000	103,054
3.55%, 5/15/2021 (a)	250,000	266,845
4.85%, 5/15/2041	100,000	113,041
McKesson Corp.:
2.85%, 3/15/2023	100,000	95,975
4.75%, 3/1/2021	100,000	110,654
7.50%, 2/15/2019	100,000	122,833
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	107,344
Merck & Co, Inc.:
2.80%, 5/18/2023 (a)	150,000	145,988
4.15%, 5/18/2043	100,000	97,383
6.55%, 9/15/2037	200,000	268,186
Mylan, Inc. 4.20%, 11/29/2023	50,000	51,663
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	101,275
4.40%, 5/6/2044	100,000	103,744
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	227,968
Perrigo Co. PLC 5.30%, 11/15/2043 (a)(c)	200,000	212,954
Pfizer, Inc.:
1.10%, 5/15/2017	250,000	250,604
3.40%, 5/15/2024	250,000	252,773
6.20%, 3/15/2019	135,000	159,699
Sanofi:
2.63%, 3/29/2016	200,000	206,880
4.00%, 3/29/2021	125,000	135,216
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	350,020
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021 (a)	200,000	205,228
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	146,774
Wyeth 5.95%, 4/1/2037	240,000	293,943
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	71,302
Zoetis, Inc.:
3.25%, 2/1/2023 (a)	42,000	41,480
4.70%, 2/1/2043	60,000	61,139

		7,088,137

REAL ESTATE INVESTMENT TRUSTS — 0.7%
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	50,000	50,633
American Tower Corp.:
3.40%, 2/15/2019	100,000	104,011
5.00%, 2/15/2024	90,000	97,745
5.90%, 11/1/2021 (a)	100,000	114,791
ARC Properties Operating Partnership LP/Clark Acquisition LLC 4.60%, 2/6/2024 (c)	100,000	102,156
BioMed Realty LP:
2.63%, 5/1/2019	50,000	50,109
3.85%, 4/15/2016	25,000	26,111
Boston Properties LP:
4.13%, 5/15/2021	200,000	212,375
5.63%, 11/15/2020	65,000	74,769
Camden Property Trust 4.88%, 6/15/2023	250,000	274,287
Corporate Office Properties LP 3.70%, 6/15/2021	50,000	49,828
DDR Corp. 3.38%, 5/15/2023	100,000	97,061
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	100,000	95,904
Duke Realty LP 6.75%, 3/15/2020	25,000	29,786
ERP Operating LP:
5.13%, 3/15/2016	250,000	267,796
5.75%, 6/15/2017	100,000	112,353
Essex Portfolio LP 3.88%, 5/1/2024 (c)	50,000	51,238
HCP, Inc.:
4.20%, 3/1/2024	120,000	124,082
5.38%, 2/1/2021	100,000	113,512
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	538,223
5.25%, 1/15/2022	100,000	112,082
6.20%, 6/1/2016	150,000	163,541
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023 (a)	100,000	98,762

See accompanying notes to financial statements.

217

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	$50,000	$49,810
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	53,478
Kilroy Realty LP 3.80%, 1/15/2023	100,000	100,445
Kimco Realty Corp. 3.20%, 5/1/2021 (a)	100,000	100,803
Liberty Property LP:
4.13%, 6/15/2022	100,000	104,073
4.40%, 2/15/2024	63,000	66,224
Mid-America Apartments LP 3.75%, 6/15/2024 (a)	100,000	100,103
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	48,264
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	24,492
ProLogis LP:
2.75%, 2/15/2019 (a)	125,000	126,893
3.35%, 2/1/2021	100,000	101,223
4.50%, 8/15/2017	20,000	21,547
Realty Income Corp.:
3.88%, 7/15/2024	60,000	60,623
5.88%, 3/15/2035	50,000	57,150
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,819
Simon Property Group LP 2.15%, 9/15/2017	500,000	513,836
Ventas Realty LP 3.75%, 5/1/2024	50,000	50,532
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	101,006
2.70%, 4/1/2020	100,000	99,716
Weyerhaeuser Co. 4.63%, 9/15/2023	200,000	215,813

		5,008,005

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	350,000	363,000
4.38%, 9/1/2042	100,000	98,497
4.95%, 9/15/2041	100,000	106,800
7.00%, 12/15/2025	51,000	65,508
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	94,075
2.85%, 12/15/2021	100,000	100,538
Canadian Pacific Railway Co. 9.45%, 8/1/2021	100,000	138,809
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	109,436
CSX Corp.:
4.25%, 6/1/2021	35,000	37,984
6.15%, 5/1/2037	165,000	201,462
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	34,074
4.84%, 10/1/2041	100,000	106,249
7.70%, 5/15/2017	230,000	269,834
Ryder System, Inc. 2.50%, 3/1/2018 (a)	100,000	102,566
Union Pacific Corp.:
3.65%, 2/15/2024	92,000	95,547
4.82%, 2/1/2044	205,000	224,828

		2,149,207

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Altera Corp. 2.50%, 11/15/2018	100,000	100,927
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	116,638
Broadcom Corp. 2.50%, 8/15/2022	100,000	94,016
Intel Corp.:
1.35%, 12/15/2017	150,000	149,827
4.25%, 12/15/2042 (a)	150,000	146,627
4.80%, 10/1/2041	185,000	197,311
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,817
2.38%, 5/16/2016	100,000	103,193
Xilinx, Inc. 3.00%, 3/15/2021	100,000	100,801

		1,109,157

SOFTWARE — 0.3%
CA, Inc. 4.50%, 8/15/2023	150,000	158,804
Microsoft Corp.:
2.38%, 5/1/2023	100,000	95,651
3.00%, 10/1/2020 (a)	400,000	417,206
3.50%, 11/15/2042	100,000	88,774
Oracle Corp.:
1.20%, 10/15/2017	125,000	124,421
2.25%, 10/8/2019	150,000	149,835
2.50%, 10/15/2022	100,000	96,015
4.30%, 7/8/2034	100,000	99,960
5.75%, 4/15/2018	200,000	229,771
6.13%, 7/8/2039	350,000	442,335
Symantec Corp. 2.75%, 9/15/2015	200,000	204,647

		2,107,419

SPECIALTY RETAIL — 0.3%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	96,607
Costco Wholesale Corp. 1.13%, 12/15/2017	200,000	198,926
Dollar General Corp. 1.88%, 4/15/2018	100,000	98,982
Kohl’s Corp.:
3.25%, 2/1/2023 (a)	100,000	96,234
6.00%, 1/15/2033	100,000	110,975
Lowe’s Cos., Inc.:
2.13%, 4/15/2016 (a)	100,000	102,483
5.50%, 10/15/2035	250,000	287,774
The Gap, Inc. 5.95%, 4/12/2021 (a)	100,000	114,711

See accompanying notes to financial statements.

218

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

The Home Depot, Inc.:
2.00%, 6/15/2019	$150,000	$150,237
4.88%, 2/15/2044	50,000	54,405
5.40%, 3/1/2016	255,000	275,005
5.95%, 4/1/2041	250,000	309,996
TJX Cos., Inc. 2.50%, 5/15/2023	100,000	94,872

		1,991,207

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Apple, Inc.:
0.45%, 5/3/2016	200,000	199,493
1.00%, 5/3/2018	150,000	146,794
2.10%, 5/6/2019	200,000	200,863
2.40%, 5/3/2023 (a)	125,000	118,210
2.85%, 5/6/2021	200,000	201,788
3.45%, 5/6/2024	150,000	151,782
3.85%, 5/4/2043	125,000	114,798
EMC Corp.:
1.88%, 6/1/2018	150,000	150,843
3.38%, 6/1/2023	100,000	101,034
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (a)	29,000	28,784
3.50%, 4/15/2023	50,000	49,190
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	363,990
4.05%, 9/15/2022 (a)	250,000	259,410
4.30%, 6/1/2021 (a)	100,000	106,600
International Business Machines Corp. 1.95%, 2/12/2019 (a)	350,000	350,523
NetApp, Inc. 3.38%, 6/15/2021	50,000	49,965
Seagate HDD Cayman 3.75%, 11/15/2018 (c)	100,000	102,000

		2,696,067

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Cintas Corp. No. 2 6.15%, 8/15/2036 (a)	100,000	122,495
NIKE, Inc. 2.25%, 5/1/2023	50,000	47,044

		169,539

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	324,509
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	30,000	30,662
3.45%, 8/27/2018	100,000	103,625

		458,796

TOBACCO — 0.3%
Altria Group, Inc.:
2.95%, 5/2/2023	100,000	95,354
4.00%, 1/31/2024	200,000	205,161
4.13%, 9/11/2015	250,000	259,986
4.75%, 5/5/2021	60,000	66,266
9.70%, 11/10/2018	68,000	89,161
9.95%, 11/10/2038	33,000	54,448
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	101,843
3.50%, 8/4/2016 (a)	45,000	47,056
Philip Morris International, Inc.:
1.63%, 3/20/2017	400,000	406,317
2.90%, 11/15/2021	400,000	403,244
5.65%, 5/16/2018	150,000	171,968
Reynolds American, Inc.:
3.25%, 11/1/2022	200,000	192,652
4.75%, 11/1/2042	100,000	95,368

		2,188,824

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp.:
2.38%, 7/30/2018	46,000	46,266
2.50%, 3/15/2019	67,000	66,716

		112,982

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
America Movil SAB de CV:
2.38%, 9/8/2016	400,000	409,595
5.00%, 3/30/2020	100,000	111,905
6.13%, 3/30/2040	75,000	88,610
AT&T Corp. 8.00%, 11/15/2031	123,000	177,729
AT&T, Inc.:
4.45%, 5/15/2021	450,000	494,714
5.35%, 9/1/2040	220,000	238,631
6.55%, 2/15/2039	100,000	123,956
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	310,000	366,461
Embarq Corp. 8.00%, 6/1/2036	100,000	109,500
France Telecom SA 4.13%, 9/14/2021	350,000	375,152
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	105,441
Orange SA 2.13%, 9/16/2015	100,000	101,458
Rogers Communications, Inc.:
4.50%, 3/15/2043 (a)	100,000	96,417
6.80%, 8/15/2018	150,000	177,853
Telefonica Emisiones SAU 3.99%, 2/16/2016	200,000	209,259
US Cellular Corp. 6.70%, 12/15/2033	200,000	202,187
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	192,043
5.63%, 2/27/2017	400,000	444,846

		4,025,757

TOTAL CORPORATE BONDS & NOTES —
(Cost $189,419,227)		196,314,476

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	923,525
11.00%, 8/17/2040 (d)	100,000	112,350

See accompanying notes to financial statements.

219

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Canada Government International Bond:
0.88%, 2/14/2017	$150,000	$150,459
1.63%, 2/27/2019	200,000	200,542
Chile Government International Bond:
3.25%, 9/14/2021 (d)	100,000	103,000
3.88%, 8/5/2020	200,000	214,900
China Development Bank Corp. 5.00%, 10/15/2015	100,000	104,859
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	327,250
7.38%, 3/18/2019	200,000	243,000
7.38%, 9/18/2037	250,000	337,500
Export Development Canada 0.88%, 1/30/2017	100,000	100,225
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	500,400
Israel Government International Bond:
4.00%, 6/30/2022	100,000	106,625
5.13%, 3/26/2019	100,000	113,100
Italy Government International Bond 5.25%, 9/20/2016	500,000	545,926
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	200,678
2.50%, 1/21/2016	200,000	206,500
3.38%, 7/31/2023	200,000	210,303
Japan Finance Corp. 2.25%, 7/13/2016	250,000	258,345
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	109,832
Mexico Government International Bond:
3.63%, 3/15/2022	934,000	964,355
4.75%, 3/8/2044	200,000	203,000
5.75%, 10/12/2049	300,000	320,250
6.75%, 9/27/2034	50,000	64,500
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	198,206
Panama Government International Bond:
5.20%, 1/30/2020	250,000	279,750
6.70%, 1/26/2036	200,000	243,500
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	371,350
5.00%, 1/13/2037	200,000	221,000
7.75%, 1/14/2031	300,000	415,500
8.38%, 6/17/2019	100,000	127,120
Poland Government International Bond:
3.88%, 7/16/2015	200,000	206,986
5.00%, 3/23/2022	100,000	111,241
5.13%, 4/21/2021	450,000	506,232
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	360,771
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	199,399
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	209,540
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	110,533
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	309,947
3.00%, 7/16/2018	900,000	951,799
Province of Quebec Canada 7.50%, 9/15/2029	455,000	648,641
Republic of Italy 6.88%, 9/27/2023	100,000	127,926
Republic of Korea 4.13%, 6/10/2044	300,000	319,625
Republic of Peru:
7.13%, 3/30/2019 (d)	100,000	121,000
8.75%, 11/21/2033	250,000	378,750
Republic of South Africa 5.50%, 3/9/2020	200,000	218,336
South Africa Government International Bond 4.67%, 1/17/2024	250,000	254,510
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	320,439
6.75%, 4/3/2018	500,000	564,165
6.88%, 3/17/2036	300,000	352,575
7.38%, 2/5/2025	425,000	516,022
Uruguay Government International Bond 7.63%, 3/21/2036	200,000	266,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $15,409,777)		15,532,287

U.S. GOVERNMENT AGENCY MBS TBA — 11.6%
Fannie Mae
2.50%, 15yr TBA (f)	1,700,000	1,727,094
3.00%, 15yr TBA (f)	4,700,000	4,882,125
3.00%, 30yr TBA (f)	600,000	592,594
3.50%, 15yr TBA (f)	5,350,000	5,670,164
3.50%, 30yr TBA (f)	10,300,000	10,600,953
4.00%, 30yr TBA (f)	6,600,000	7,003,219
4.50%, 30yr TBA (f)	5,000,000	5,414,844
5.00%, 30yr TBA (f)	2,000,000	2,220,937
Freddie Mac
2.50%, 15yr TBA (f)	4,000,000	4,060,625
3.00%, 15yr TBA (f)	4,570,000	4,737,091
3.00%, 30yr TBA (f)	1,250,000	1,232,715
3.50%, 30yr TBA (f)	6,000,000	6,166,406
4.00%, 30yr TBA (f)	6,200,000	6,566,672
4.50%, 30yr TBA (f)	3,000,000	3,246,562
Ginnie Mae
3.50%, 30yr TBA (f)	5,400,000	5,613,469
3.50%, 30yr TBA (f)	2,500,000	2,603,320
4.00%, 30yr TBA (f)	7,950,000	8,490,352
4.00%, 30yr TBA (f)	1,000,000	1,070,156
4.50%, 30yr TBA (f)	2,900,000	3,158,281

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $84,305,040)		85,057,579

See accompanying notes to financial statements.

220

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.9%
Federal Farm Credit Bank 4.88%, 12/16/2015	$750,000	$799,860
Federal Home Loan Bank
0.38%, 8/28/2015	500,000	500,972
1.75%, 12/14/2018	500,000	502,557
1.88%, 3/13/2020 (a)	250,000	249,148
4.75%, 12/16/2016	500,000	549,468
4.88%, 5/17/2017 (a)	1,100,000	1,223,325
5.00%, 11/17/2017 (a)	300,000	338,487
5.38%, 5/18/2016	1,250,000	1,364,983
5.50%, 7/15/2036	250,000	321,030
Federal Home Loan Mortgage Corp.
0.50%, 5/13/2016	1,000,000	1,001,389
1.00%, 3/8/2017 (a)	1,000,000	1,005,383
1.00%, 7/28/2017 (a)	750,000	750,604
1.25%, 8/1/2019 (a)	400,000	390,652
1.25%, 10/2/2019 (a)	800,000	778,577
1.38%, 5/1/2020 (a)	400,000	388,258
2.38%, 1/13/2022	2,350,000	2,349,502
2.50%, 9/1/2028	475,727	483,354
3.00%, 2/1/2029	802,717	832,846
3.00%, 4/1/2043	931,504	919,643
3.00%, 4/1/2043	2,350,728	2,320,795
3.00%, 7/1/2043	963,719	951,447
3.00%, 8/1/2043	493,560	487,275
3.00%, 10/1/2043	495,432	489,123
3.50%, 5/1/2026	1,278,045	1,351,607
3.50%, 1/1/2029	371,153	392,629
3.50%, 5/1/2043	548,988	564,776
3.50%, 8/1/2043	1,941,837	1,997,678
3.50%, 8/1/2043	1,063,515	1,094,099
4.00%, 11/1/2014	13,883	14,728
4.00%, 4/1/2019	36,148	38,517
4.00%, 4/1/2024	254,338	271,004
4.00%, 5/1/2025	166,586	177,527
4.00%, 6/1/2025	331,428	353,196
4.00%, 8/1/2025	89,034	94,882
4.00%, 9/1/2025	35,856	38,212
4.00%, 6/1/2026	870,543	927,721
4.00%, 10/1/2040	698,492	740,317
4.00%, 12/1/2041	1,958,580	2,075,888
4.00%, 5/1/2044	1,396,349	1,480,557
4.38%, 7/17/2015	500,000	521,827
4.50%, 5/1/2019	427,950	453,818
4.50%, 9/1/2024	11,557	12,375
4.50%, 10/1/2024	374,627	401,140
4.50%, 4/1/2038	1,256,840	1,359,996
4.50%, 2/1/2039	1,565,621	1,694,855
4.50%, 2/1/2039	7,991	8,650
4.50%, 6/1/2040	18,163	19,674
4.50%, 4/1/2041	19,537	21,176
4.50%, 8/1/2041	74,690	80,955
4.50%, 9/1/2041	504,820	547,165
4.50%, 10/1/2043	54,601	59,127
5.00%, 2/16/2017	800,000	888,466
5.00%, 4/18/2017 (a)	723,000	806,230
5.00%, 3/1/2018	290,480	310,516
5.00%, 11/1/2035	58,100	64,457
5.00%, 12/1/2036	8,233	9,109
5.00%, 12/1/2036	8,492	9,395
5.00%, 2/1/2038	428,200	473,620
5.00%, 2/1/2038	562,292	621,935
5.00%, 2/1/2038	1,366	1,510
5.00%, 3/1/2038	378,555	418,709
5.00%, 3/1/2038	386,862	427,806
5.00%, 6/1/2038	181,635	200,901
5.00%, 11/1/2038	1,067,695	1,180,695
5.00%, 11/1/2038	540,147	597,441
5.00%, 1/1/2039	215,912	238,814
5.00%, 2/1/2039	493,475	546,104
5.00%, 10/1/2039	135,285	149,634
5.50%, 2/1/2022	17,238	19,214
5.50%, 11/1/2026	149,813	167,612
5.50%, 6/1/2027	43,067	48,139
5.50%, 4/1/2028	63,408	71,000
5.50%, 7/1/2028	105,571	118,029
5.50%, 7/1/2033	3,863	4,354
5.50%, 1/1/2037	460,172	513,774
5.50%, 1/1/2037	137,101	153,071
5.50%, 9/1/2037	5,473	6,109
5.50%, 11/1/2037	29,255	32,657
5.50%, 1/1/2038	288,614	322,177
5.50%, 4/1/2038	866,774	967,627
5.50%, 7/1/2038	2,898	3,235
5.50%, 7/1/2038	1,280,581	1,429,582
5.50%, 10/1/2038	20,315	22,678
5.50%, 11/1/2038	8,756	9,775
6.00%, 8/1/2031	24,333	27,707
6.00%, 3/1/2036	24,567	27,573
6.00%, 8/1/2036	233,539	262,119
6.00%, 1/1/2037	22,217	24,935
6.00%, 12/1/2037	22,494	25,241
6.00%, 10/1/2038	20,979	23,544
6.00%, 3/1/2040	21,161	23,748
6.00%, 5/1/2040	2,433,103	2,730,161
6.50%, 11/1/2037	343,728	390,556
6.50%, 2/1/2038	59,875	68,055
6.50%, 9/1/2038	731,437	831,085
6.50%, 9/1/2039	266,448	302,849
6.75%, 3/15/2031	450,000	644,871
Federal National Mortgage Association
0.50%, 7/2/2015 (a)	350,000	351,184
0.50%, 9/28/2015	500,000	501,633
0.50%, 3/30/2016 (a)	1,000,000	1,001,688
0.52%, 5/20/2016	200,000	199,914
0.88%, 8/28/2017 (a)	1,000,000	995,156
0.88%, 12/20/2017	250,000	247,516
0.88%, 5/21/2018 (a)	1,000,000	982,096
1.13%, 4/27/2017	1,000,000	1,006,734
1.63%, 11/27/2018 (a)	600,000	602,292
1.75%, 1/30/2019	100,000	100,318
2.00%, 9/21/2015	250,000	255,396
2.25%, 3/15/2016	300,000	309,142
2.32%, 11/25/2018 (e)	875,000	898,030
2.38%, 7/28/2015	300,000	307,018
2.38%, 4/11/2016 (a)	250,000	258,630
2.50%, 7/1/2028	1,453,682	1,478,118

See accompanying notes to financial statements.

221

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

2.50%, 8/1/2028	$1,210,328	$1,230,674
2.50%, 8/1/2028	930,232	945,870
2.50%, 10/1/2028	983,670	1,000,206
3.00%, 11/1/2028	1,754,715	1,824,222
3.00%, 1/1/2043	1,839,470	1,818,765
3.00%, 3/1/2043	2,105,528	2,081,829
3.00%, 5/1/2043	951,880	941,166
3.00%, 5/1/2043	1,899,266	1,877,888
3.00%, 5/1/2043	2,858,574	2,826,398
3.00%, 6/1/2043	1,423,880	1,407,853
3.00%, 6/1/2043	1,878,098	1,856,958
3.00%, 7/1/2043	496,183	490,598
3.00%, 7/1/2043	1,292,262	1,277,717
3.50%, 8/1/2042	1,331,319	1,371,491
3.50%, 10/1/2042	1,072,354	1,104,712
3.50%, 5/1/2043	467,383	481,511
3.50%, 7/1/2043	1,886,485	1,943,506
3.50%, 1/1/2044	1,970,141	2,029,691
4.00%, 8/1/2018	896,755	951,673
4.00%, 8/1/2018	3,554	3,772
4.00%, 1/1/2020	5,777	6,140
4.00%, 4/1/2024	335,811	357,266
4.00%, 1/1/2025	328,156	349,121
4.00%, 3/1/2026	227,939	242,852
4.00%, 12/1/2040	1,749,059	1,857,166
4.00%, 3/1/2041	2,243,828	2,382,505
4.00%, 2/1/2042	1,271,428	1,350,056
4.00%, 10/1/2043	1,917,103	2,035,969
4.00%, 12/1/2043	254,072	269,825
4.00%, 6/1/2044	1,698,114	1,803,783
4.38%, 10/15/2015 (a)	250,000	263,228
4.50%, 4/1/2023	4,157	4,446
4.50%, 4/1/2023	789,932	844,878
4.50%, 8/1/2023	1,308	1,399
4.50%, 4/1/2039	1,636,220	1,772,321
4.50%, 10/1/2040	831,873	901,755
4.50%, 2/1/2041	1,701,226	1,845,265
4.50%, 5/1/2041	898,450	973,925
5.00%, 11/1/2014	7,575	8,035
5.00%, 5/1/2015	192,341	204,024
5.00%, 10/1/2015	28,725	30,470
5.00%, 12/1/2015	262,973	278,946
5.00%, 2/1/2016	37,268	39,532
5.00%, 5/11/2017	510,000	568,682
5.00%, 6/1/2018	97,732	103,834
5.00%, 7/1/2035	1,476,927	1,645,802
5.00%, 7/1/2040	694,878	773,182
5.00%, 9/1/2040	962,187	1,070,614
5.38%, 6/12/2017	1,000,000	1,128,486
5.50%, 7/1/2035	720,606	809,902
5.50%, 6/1/2038	122,459	136,966
5.50%, 6/1/2038	95,050	106,310
5.50%, 12/1/2038	949,495	1,061,984
5.50%, 12/1/2039	1,394,580	1,559,799
6.00%, 6/1/2017	35	35
6.00%, 2/1/2037	730,526	821,865
6.00%, 10/1/2039	1,018,627	1,145,699
6.00%, 4/1/2040	1,308,505	1,471,962
6.63%, 11/15/2030	150,000	211,802
7.13%, 1/15/2030 (a)	525,000	768,308
Government National Mortgage Association
3.00%, 12/15/2042	433,819	437,719
3.00%, 12/15/2042	1,391,488	1,403,997
3.00%, 12/20/2042	1,898,835	1,918,260
3.00%, 2/20/2043	2,352,856	2,376,969
3.00%, 4/20/2043	2,783,558	2,812,084
3.00%, 6/20/2043	1,897,829	1,917,279
3.50%, 2/15/2042	1,789,944	1,863,904
3.50%, 4/15/2043	1,182,913	1,231,463
3.50%, 10/20/2043	963,810	1,005,098
3.50%, 12/20/2043	489,155	510,110
3.50%, 1/20/2044	983,858	1,026,005
3.50%, 3/20/2044	992,090	1,034,803
4.00%, 6/15/2040	158,583	169,604
4.00%, 3/20/2044	495,459	531,157
4.00%, 4/20/2044	696,338	746,508
4.50%, 3/15/2038	1,239,973	1,355,922
4.50%, 6/15/2039	172,223	187,943
4.50%, 7/15/2039	550,105	600,319
4.50%, 6/15/2040	1,615,005	1,764,606
4.50%, 6/15/2040	41,257	45,079
4.50%, 6/15/2041	885,077	964,623
4.50%, 12/15/2041	152,888	166,629
4.50%, 1/15/2042	468,659	511,438
4.50%, 10/20/2043	472,530	516,591
5.00%, 12/15/2038	578,219	639,121
5.00%, 4/15/2039	3,502,244	3,885,026
5.00%, 4/15/2039	5,062	5,615
5.00%, 5/15/2039	234,155	259,747
5.50%, 6/15/2038	811,253	913,066
5.50%, 7/15/2038	1,034,061	1,163,836
5.50%, 2/15/2039	163,912	184,483
6.00%, 1/15/2038	67,632	76,908
6.00%, 4/15/2038	491,901	559,119
6.00%, 6/15/2041	433,589	493,057
Tennessee Valley Authority
4.63%, 9/15/2060	14,000	14,857
5.25%, 9/15/2039	450,000	543,818
7.13%, 5/1/2030	66,000	93,513

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $152,280,239)		154,109,373

U.S. TREASURY OBLIGATIONS — 34.8%
Treasury Bonds
2.75%, 8/15/2042	1,925,000	1,721,662
2.75%, 11/15/2042	1,860,000	1,660,589
2.88%, 5/15/2043	2,800,000	2,559,004
3.13%, 11/15/2041	3,150,000	3,053,358
3.13%, 2/15/2042	2,250,000	2,177,415
3.13%, 2/15/2043	1,400,000	1,347,808
3.75%, 11/15/2043	3,700,000	3,996,370
4.38%, 5/15/2040	3,050,000	3,658,109
4.38%, 5/15/2041	1,600,000	1,923,728
4.50%, 2/15/2036 (a)	150,000	182,234
4.50%, 8/15/2039	1,300,000	1,584,687
4.75%, 2/15/2037	750,000	942,915
4.75%, 2/15/2041	500,000	635,360

See accompanying notes to financial statements.

222

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.25%, 11/15/2028 (a)	$500,000	$640,505
5.25%, 2/15/2029	250,000	320,478
5.38%, 2/15/2031 (a)	200,000	262,586
6.13%, 11/15/2027	2,500,000	3,433,325
6.25%, 8/15/2023 (a)	1,000,000	1,319,080
6.50%, 11/15/2026	800,000	1,120,648
6.88%, 8/15/2025 (a)	750,000	1,062,705
7.13%, 2/15/2023	1,000,000	1,377,420
7.25%, 5/15/2016 (a)	1,000,000	1,127,520
7.25%, 8/15/2022 (a)	500,000	687,155
7.50%, 11/15/2016	1,015,000	1,179,907
8.13%, 8/15/2019	1,500,000	1,980,090
8.75%, 8/15/2020	1,130,000	1,580,022
8.88%, 8/15/2017 (a)	713,000	887,400
Treasury Notes
0.25%, 7/15/2015	500,000	500,470
0.25%, 8/15/2015	1,500,000	1,501,350
0.25%, 9/30/2015 (a)	1,900,000	1,901,938
0.25%, 10/15/2015 (a)	700,000	700,714
0.25%, 10/31/2015	2,000,000	2,001,640
0.25%, 2/29/2016 (a)	1,000,000	998,990
0.38%, 1/15/2016	1,000,000	1,001,590
0.38%, 3/15/2016 (a)	8,250,000	8,254,702
0.63%, 10/15/2016	4,900,000	4,904,998
0.63%, 11/15/2016	1,000,000	1,000,220
0.63%, 4/30/2018	1,500,000	1,464,675
0.75%, 10/31/2017	2,500,000	2,475,650
0.75%, 12/31/2017	4,900,000	4,838,064
0.75%, 2/28/2018	500,000	492,170
0.75%, 3/31/2018	4,650,000	4,568,671
0.88%, 11/30/2016	1,500,000	1,509,195
0.88%, 12/31/2016 (a)	4,900,000	4,925,725
0.88%, 2/28/2017	2,250,000	2,258,415
0.88%, 4/30/2017 (a)	2,500,000	2,504,475
0.88%, 1/31/2018 (a)	1,000,000	990,480
0.88%, 7/31/2019	1,500,000	1,442,550
1.00%, 3/31/2017	4,650,000	4,677,807
1.25%, 8/31/2015 (a)	2,900,000	2,937,033
1.25%, 9/30/2015	4,400,000	4,458,960
1.25%, 10/31/2015	3,900,000	3,954,522
1.25%, 10/31/2018	3,400,000	3,373,650
1.25%, 1/31/2019	2,000,000	1,977,540
1.38%, 11/30/2015	2,900,000	2,946,719
1.38%, 11/30/2018 (a)	250,000	249,308
1.38%, 12/31/2018	300,000	298,722
1.38%, 2/28/2019 (a)	3,300,000	3,276,240
1.38%, 1/31/2020	11,500,000	11,245,275
1.50%, 6/30/2016	9,900,000	10,104,336
1.50%, 8/31/2018	6,000,000	6,031,440
1.50%, 12/31/2018	6,700,000	6,704,154
1.50%, 3/31/2019	2,250,000	2,245,185
1.63%, 8/15/2022	2,000,000	1,898,720
1.63%, 11/15/2022 (a)	3,500,000	3,308,095
1.75%, 5/31/2016	2,000,000	2,050,740
1.75%, 5/15/2022 (a)	500,000	481,275
1.75%, 5/15/2023	3,950,000	3,741,163
1.88%, 8/31/2017	2,000,000	2,056,820
1.88%, 9/30/2017 (a)	2,000,000	2,055,300
2.00%, 11/30/2020	1,000,000	999,550
2.00%, 11/15/2021	900,000	888,786
2.00%, 2/15/2023 (a)	1,500,000	1,456,470
2.13%, 12/31/2015	1,800,000	1,850,310
2.13%, 8/15/2021	3,250,000	3,247,855
2.25%, 11/30/2017	2,500,000	2,598,525
2.38%, 7/31/2017	4,900,000	5,115,551
2.50%, 8/15/2023	1,500,000	1,508,895
2.63%, 2/29/2016 (a)	3,400,000	3,530,764
2.63%, 4/30/2018 (a)	1,000,000	1,052,330
2.63%, 8/15/2020	3,500,000	3,643,010
2.63%, 11/15/2020	1,500,000	1,558,185
2.75%, 11/30/2016	4,280,000	4,498,708
2.75%, 2/28/2018	2,000,000	2,114,140
2.75%, 2/15/2019	2,000,000	2,110,920
2.75%, 11/15/2023 (a)	1,000,000	1,024,940
2.75%, 2/15/2024	4,050,000	4,141,652
3.00%, 8/31/2016	2,750,000	2,897,263
3.00%, 2/28/2017	2,000,000	2,119,520
3.13%, 10/31/2016	2,750,000	2,912,057
3.13%, 1/31/2017 (a)	750,000	796,793
3.13%, 5/15/2019 (g)	4,500,000	4,826,475
3.13%, 5/15/2021	1,500,000	1,601,640
3.38%, 11/15/2019 (a)	2,500,000	2,717,150
3.50%, 2/15/2018	2,250,000	2,437,380
3.50%, 5/15/2020	2,000,000	2,186,900
3.63%, 8/15/2019	500,000	549,090
3.63%, 2/15/2020 (a)	2,500,000	2,750,025
3.63%, 2/15/2021 (a)	3,500,000	3,852,730
3.75%, 11/15/2018	1,500,000	1,650,090
4.25%, 8/15/2015	2,500,000	2,614,375
4.50%, 11/15/2015	1,000,000	1,058,810
4.63%, 11/15/2016	2,500,000	2,737,175
4.75%, 8/15/2017	2,425,000	2,711,077
5.13%, 5/15/2016	810,000	881,442
5.95%, 3/19/2019 (d)	200,000	233,000

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $253,695,516)		255,605,349

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.6%
Bank of America Commercial Mortgage, Inc. 5.77%, 6/10/2049 (e)	780,000	858,632
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	434,716
GS Mortgage Securities Corp. II 5.55%, 4/10/2038 (e)	250,000	263,694
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	257,612
5.44%, 6/12/2047	502,664	548,474
5.81%, 6/12/2043 (e)	431,258	463,353
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	393,536	425,470
Morgan Stanley Capital I:
5.51%, 11/12/2049 (e)	475,000	520,056
5.61%, 4/15/2049	36,285	36,667

See accompanying notes to financial statements.

223

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Wachovia Bank Commercial Mortgage Trust 5.41%, 10/15/2044 (e)	$250,789	$261,244
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	197,311

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $3,417,424)		4,267,229

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
THRIFTS & MORTGAGE FINANCE — 1.2%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (e)	510,000	561,654
Citigroup Commercial Mortgage Trust 2013-GC15 1.38%, 9/10/2046	349,849	351,355
Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	1,500,000	1,586,948
FHLMC Multifamily Structured Pass Through Certificates 3.25%, 4/25/2023 (e)	1,750,000	1,814,505
Greenwich Capital Commercial Funding Corp. 6.01%, 7/10/2038 (e)	815,746	876,989
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	750,000	813,401
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	499,613
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (e)	465,087	493,258
Merrill Lynch Mortgage Trust 6.03%, 6/12/2050 (e)	443,292	469,796
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	809,237
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	813,145

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $9,192,517)		9,089,901

ASSET BACKED — 0.5%
AUTOMOBILES — 0.3%
Carmax Auto Owner Trust 2013-2 0.64%, 1/16/2018	200,000	200,066
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	172,867
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	250,846
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	704,412
Volkswagen Auto Loan Enhanced Trust 2013-1 0.56%, 8/21/2017	1,070,000	1,069,725

		2,397,916

CREDIT CARD RECEIVABLES — 0.2%
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	295,000	334,540
6.15%, 6/15/2039	250,000	311,343
World Financial Network Credit Card Master Trust 0.91%, 3/16/2020	500,000	499,734

		1,145,617

MULTI-UTILITIES — 0.0% (b)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	247,230	262,185

TOTAL ASSET BACKED —
(Cost $3,822,835)		3,805,718

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	38,206
7.30%, 10/1/2039	500,000	711,535
7.55%, 4/1/2039	225,000	338,247
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	200,901
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	62,887
University of California 4.86%, 5/15/2112	150,000	150,951

		1,502,727

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	112,586

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	283,545
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	224,302

		507,847

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	100,000	100,472
7.35%, 7/1/2035	250,000	302,710

		403,182

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	113,328

See accompanying notes to financial statements.

224

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

NEW JERSEY — 0.1%
New Jersey Economic Development Authority 1.10%, 6/15/2016	$150,000	$149,750
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	110,532
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	350,202
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	97,606

		708,090

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	268,793
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	120,149
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	99,753
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	331,573
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	305,600

		1,125,868

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	112,992
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	244,464
8.08%, 2/15/2050	300,000	451,542

		808,998

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	110,719
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	87,620

		198,339

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	129,283

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	174,591

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,337,920)		5,784,839

	Shares
SHORT TERM INVESTMENTS — 17.8%
MONEY MARKET FUNDS — 17.8%
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)(i)	89,119,955	89,119,955
State Street Navigator Securities Lending Prime Portfolio (i)(j)	41,856,118	41,856,118

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $130,976,073)		130,976,073

TOTAL INVESTMENTS — 117.0% (l)
(Cost $847,856,568)		860,542,824
OTHER ASSETS & LIABILITIES — (17.0)%		(125,233,845)

NET ASSETS — 100.0%		$735,308,979

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(f)	When-issued security
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(j)	Investments of cash collateral for securities loaned
(k)	Value is determined based on Level 1 inputs (Note 2).
(l)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

225

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.3%
ALABAMA — 0.2%
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	$1,650,000	$1,701,167
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	464,150

		2,165,317

ALASKA — 0.1%
Alaska, State General Obligation Series A 4.00%, 8/1/2020	600,000	685,692

ARIZONA — 2.4%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 5.00%, 12/1/2031	12,000,000	13,724,160
Arizona, State Transportation Board, Highway Revenue:
Series A 5.00%, 7/1/2018	2,500,000	2,893,800
Series A 5.00%, 7/1/2036	1,000,000	1,110,680
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,206,700
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,883,934
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue 5.00%, 7/1/2025	700,000	819,987
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2021 (a)	2,000,000	2,401,180

		25,040,441

ARKANSAS — 0.1%
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	567,876

CALIFORNIA — 14.6%
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	350,000	421,460
Series B 5.00%, 6/1/2023	215,000	265,035
Series B 5.00%, 6/1/2029	900,000	1,128,708
California, State Department of Veterans Affairs Home, Purchase Revenue Series A 3.88%, 12/1/2028	630,000	636,653
California, State Department of Water Resources Center Valley Project, Revenue:
Series AR 4.00%, 12/1/2034	1,625,000	1,684,231
5.00%, 12/1/2018	605,000	709,453
California, State Department of Water Resources Supply Revenue Series L 5.00%, 5/1/2018	595,000	688,040
California, State Department of Water Resources, Revenue Series L 5.00%, 5/1/2020	10,000,000	11,989,200
California, State Educational Facilities, Authority Revenue:
Series U-2 5.00%, 10/1/2032	500,000	639,695
5.25%, 4/1/2040	2,380,000	3,102,021
California, State General Obligation 5.00%, 4/1/2018	1,050,000	1,207,731
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	350,000	410,582
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	600,000
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	2,530,000	2,643,622
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,868,847
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,603,040
Grossmont, CA, Union High School District, Election of 2008 Series B 4.75%, 8/1/2045	900,000	939,033
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,203,540
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	286,205
Los Angeles, CA, Community College District, General Obligation Series F 4.00%, 8/1/2032	3,380,000	3,507,730
Los Angeles, CA, Department of Water & Power Revenue:
Series A 5.00%, 7/1/2015	400,000	419,352
Series C 5.00%, 1/1/2016	2,000,000	2,119,000
Series B 5.00%, 7/1/2019	320,000	380,659
Series A 5.00%, 7/1/2020	7,400,000	8,907,750
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,844,320
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	1,250,000	1,342,162
Series KRY 5.00%, 7/1/2018	330,000	381,563
Series A 5.00%, 7/1/2021	2,500,000	3,008,975
Series B 5.00%, 7/1/2021	2,500,000	3,008,975
Series C 5.00%, 7/1/2021	2,500,000	3,008,975
Series D 5.00%, 7/1/2021	2,500,000	3,008,975
5.25%, 7/1/2028	500,000	590,750
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,484,700

See accompanying notes to financial statements.

226

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Marin, CA, Water District Financing Authority Revenue Series A 5.00%, 7/1/2044	$500,000	$547,165
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,179,582
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	376,444
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (b)	1,160,000	670,016
San Bernardino, CA, Community College District Series A 5.00%, 8/1/2029	1,000,000	1,142,510
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,129,477
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	2,500,000	2,875,400
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2029	805,000	928,576
Series C 5.00%, 8/1/2029	700,000	827,603
Series A 5.00%, 7/1/2030	500,000	572,905
Series A 5.00%, 7/1/2032	1,000,000	1,137,420
Series A 5.00%, 7/1/2036	500,000	559,675
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,296,635
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	750,000	781,192
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,298,143
Subseries A 5.00%, 11/1/2024	2,400,000	2,863,176
Series A 5.00%, 11/1/2030	6,000,000	6,868,800
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	980,433
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,322,562
San Jose, CA, Financing Authority Revenue:
Series A 5.00%, 6/1/2028	1,435,000	1,650,652
Series A 5.00%, 6/1/2039	400,000	436,932
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	150,000	163,307
Santa Clara County, CA, General Obligation Series B 3.25%, 8/1/2035	750,000	701,932
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,686,564
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	579,735
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,930,564
Series AB 5.00%, 5/15/2025	2,635,000	3,095,414
Series AM 5.00%, 5/15/2027	565,000	676,881
5.00%, 5/15/2033	10,000,000	11,379,600
Series AI 5.00%, 5/15/2034	740,000	839,042
Series S 5.00%, 5/15/2040	1,000,000	1,084,440
Series AM 5.00%, 5/15/2049	1,000,000	1,108,350
Series Q 5.25%, 5/15/2028	2,855,000	3,208,278

		150,940,387

COLORADO — 1.6%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	6,005,800
Colorado, State Board of Governors University Enterprise System Revenue Series A 5.00%, 3/1/2031	2,000,000	2,421,500
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	458,850
Denver, CO, City & County School District No 1, General Obligation Series B 4.00%, 12/1/2020	4,645,000	5,255,074
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	651,768
Regional, CO, Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2028	1,600,000	1,947,408

		16,740,400

CONNECTICUT — 3.8%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	535,015
Series B 5.00%, 12/1/2016	1,575,000	1,745,856
5.00%, 12/1/2020	7,500,000	8,803,875
5.00%, 12/1/2021	7,500,000	8,782,650
Series C 5.00%, 7/15/2022	9,540,000	11,458,112
Series D 5.00%, 11/1/2025	285,000	331,392
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,908,673
University of Connecticut, Revenue Series A 5.00%, 2/15/2025	5,200,000	5,988,112

		39,553,685

DELAWARE — 0.9%
Delaware, State General Obligation 5.00%, 7/1/2017	2,755,000	3,116,842

See accompanying notes to financial statements.

227

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	$5,280,000	$6,397,142

		9,513,984

DISTRICT OF COLUMBIA — 0.8%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	2,500,000	2,571,950
Series C 5.00%, 12/1/2020	1,050,000	1,258,908
Series A 5.00%, 12/1/2023	1,235,000	1,484,482
Series A 5.00%, 12/1/2036	590,000	659,974
Series C 5.00%, 12/1/2037	500,000	558,855
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (b)(c)	1,785,000	723,246
Series C 5.13%, 10/1/2039	520,000	553,665

		7,811,080

FLORIDA — 3.0%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	497,957
Florida, State Board of Education, Capital Outlay:
Series A 5.00%, 6/1/2015	1,445,000	1,509,187
Series B 5.00%, 6/1/2015	2,600,000	2,715,492
Series D 5.00%, 6/1/2021	500,000	588,240
Series E 5.00%, 6/1/2027	1,775,000	2,109,534
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2016	5,000,000	5,447,000
Florida, State, Department of Transportation General Obligation 5.00%, 7/1/2021	500,000	602,525
Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	810,000	887,582
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,274,733
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,800,457
5.00%, 7/1/2031	1,980,000	2,196,929
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	492,540
5.00%, 7/1/2037	5,000,000	5,424,650
Orlando, FL, Utilities Commission, Utility System Revenue Series A 5.00%, 10/1/2023	2,500,000	3,042,875
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	941,600
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	920,048

		31,451,349

GEORGIA — 2.9%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,381,200
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,584,798
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,070,000	5,498,111
Georgia, State General Obligation Series I 5.00%, 7/1/2022	1,100,000	1,281,709
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2041	5,965,000	6,598,781
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	3,000,000	3,660,450
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,301,056
Gwinnett County, GA, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	500,000	597,070

		29,903,175

HAWAII — 0.6%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	3,014,965
Series A 5.25%, 8/1/2034	1,500,000	1,698,420
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,060,298

		5,773,683

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,265,250

ILLINOIS — 3.0%
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	536,620
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	1,295,000	1,419,514
Cook County, IL, General Obligation Series A 5.00%, 11/15/2019	2,000,000	2,317,080
Illinois, State Finance Authority Revenue:
Series A 5.00%, 10/1/2030	1,250,000	1,410,775
Series A 5.00%, 10/1/2051	5,020,000	5,293,941
Illinois, State General Obligation:
Series A 4.00%, 4/1/2031	1,500,000	1,523,190
5.00%, 1/1/2015 (c)	1,055,000	1,079,645
5.00%, 1/1/2018 (c)	595,000	665,210
Illinois, State Sales Tax Revenue Series A 4.75%, 6/15/2034	2,240,000	2,381,904

See accompanying notes to financial statements.

228

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Illinois, State Toll Highway Authority Revenue:
5.00%, 1/1/2028	$1,825,000	$2,008,632
Series B 5.00%, 1/1/2037	5,000,000	5,520,600
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,426,577
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	973,021
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	443,072
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	850,000	869,185

		30,868,966

INDIANA — 0.3%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,412,769
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (c)	720,000	778,413

		3,191,182

IOWA — 0.1%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2030	1,000,000	1,143,100
Iowa, State Special Obligation Series A 4.00%, 6/1/2034	370,000	384,807

		1,527,907

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	3,500,000	4,148,200

KENTUCKY — 0.3%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	215,048
Kentucky, State Property & Buildings Commission Revenue Series A 5.00%, 11/1/2017	375,000	429,548
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B 4.00%, 5/15/2037	645,000	647,367
University of Kentucky, General Receipts Revenue:
Series A 3.50%, 4/1/2031	1,250,000	1,222,012
Series A 4.00%, 4/1/2044	800,000	810,288

		3,324,263

LOUISIANA — 0.4%
Louisiana, State Gas & Fuels Tax Revenue:
Series B 5.00%, 5/1/2025	1,000,000	1,129,550
Series B 5.00%, 5/1/2045	500,000	542,225
Louisiana, State General Obligation Series A 5.00%, 11/15/2018	200,000	233,630
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2024	1,585,000	1,943,083

		3,848,488

MARYLAND — 2.8%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,654,226
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	328,661
Baltimore, MD, Project Revenue Series A 5.00%, 7/1/2041	790,000	866,551
County of Montgomery MD 5.00%, 7/1/2017	490,000	553,578
Howard County, MD, General Obligation Series B 5.00%, 8/15/2023	1,000,000	1,192,940
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 5/1/2017	1,000,000	1,123,780
Maryland, State General Obligation:
Series B 4.00%, 8/1/2022	550,000	612,986
Series B 5.00%, 3/15/2017	1,900,000	2,129,539
Series B 5.00%, 8/1/2017	540,000	612,171
Series A 5.00%, 8/1/2018	700,000	813,428
Series C 5.00%, 8/1/2018	1,100,000	1,278,244
Series C 5.00%, 11/1/2018	825,000	964,796
Series A 5.00%, 3/1/2019	2,500,000	2,938,050
Series B 5.00%, 3/1/2019	800,000	940,176
Series A 5.00%, 3/1/2024	1,000,000	1,186,200
Series B 5.00%, 8/1/2024	140,000	163,794
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B 4.25%, 7/1/2041	5,000,000	5,162,350
Montgomery County, MD, General Obligation:
Series A 3.00%, 11/1/2026	3,210,000	3,267,459
Series A 3.00%, 11/1/2029	715,000	719,912
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,253,560

		28,762,401

MASSACHUSETTS — 4.7%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	502,659
Massachusetts, Bay Transportation Authority, Revenue Series A 4.00%, 7/1/2037	1,270,000	1,290,003
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,070,944
Massachusetts, School Building Authority, Sales Tax Revenue Series B 5.00%, 10/15/2032	500,000	566,015

See accompanying notes to financial statements.

229

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	$710,000	$643,935
Series A 5.00%, 5/1/2033	7,055,000	8,007,143
Series B 5.00%, 5/1/2035	760,000	844,117
Massachusetts, State General Obligation:
Series B 3.00%, 6/1/2027	160,000	159,318
Series A 4.00%, 12/1/2032	2,465,000	2,566,040
Series B 5.00%, 8/1/2025	5,100,000	5,977,812
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	430,612
Massachusetts, State School Building Authority Revenue Series B 5.00%, 10/15/2035	965,000	1,079,671
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	5,802,400
Massachusetts, State Transportation Fund Revenue:
Series A 4.00%, 6/1/2028	400,000	430,484
Series A 4.00%, 6/1/2036	400,000	412,668
Series A 5.00%, 6/1/2020	1,680,000	2,009,297
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	2,900,000	3,428,699
5.00%, 8/1/2024	480,000	560,818
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	6,829,495
Series B 5.00%, 8/1/2030	2,775,000	3,167,246
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2039	600,000	665,418

		48,444,794

MICHIGAN — 0.7%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	534,020
5.25%, 11/1/2035	550,000	586,487
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2023	1,000,000	1,158,350
5.00%, 10/1/2029	2,905,000	3,256,302
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2017	600,000	665,106
Series A 5.00%, 7/1/2018	1,000,000	1,158,800

		7,359,065

MINNESOTA — 2.5%
Farmington, MN, Independent School District, General Obligation Series A 3.00%, 2/1/2024	750,000	768,855
Minneapolis, St. Paul, Metropolitan Airports Commission, Airport Revenue Series A 5.00%, 1/1/2035	845,000	937,249
Minnesota, State General Obligation:
Series A 5.00%, 10/1/2015	1,100,000	1,166,297
Series B 5.00%, 3/1/2018	2,675,000	3,064,908
Series B 5.00%, 8/1/2018	1,700,000	1,974,737
Series A 5.00%, 10/1/2018	620,000	723,360
Series D 5.00%, 8/1/2019	2,275,000	2,692,212
Series D 5.00%, 8/1/2020	450,000	539,712
Series F 5.00%, 10/1/2020	400,000	480,504
Series D 5.00%, 8/1/2021	1,020,000	1,222,042
Series D 5.00%, 8/1/2022	1,355,000	1,610,418
Series B 5.00%, 3/1/2028	5,000,000	5,757,300
University of Minnesota, Revenue:
Series A 5.00%, 12/1/2018	2,750,000	3,213,127
Series A 5.25%, 12/1/2027	1,300,000	1,541,839

		25,692,560

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,369,240

MISSOURI — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,483,773
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue Series B 5.00%, 5/1/2038	5,000,000	5,637,950
Missouri, State Board of Public Buildings, Special Obligation:
Series A 1.00%, 10/1/2026	965,000	742,905
Series A 4.00%, 10/1/2023	700,000	769,685
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A 5.00%, 5/1/2024	1,075,000	1,332,183

		9,966,496

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2019	1,250,000	1,460,950
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,102,350

		2,563,300

NEVADA — 0.6%
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2016	5,760,000	6,272,006

NEW JERSEY — 2.1%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,836
Series A 4.00%, 9/1/2022	50,000	56,120
Series A 4.00%, 9/1/2022	3,135,000	3,453,955
Series A 4.00%, 9/1/2027	30,000	33,672
Series A 4.00%, 9/1/2027	40,000	44,896
Series A 4.00%, 9/1/2027	20,000	22,448
Series A 4.00%, 9/1/2027	75,000	84,507

See accompanying notes to financial statements.

230

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	$6,300,000	$6,974,730
New Jersey, State General Obligation 5.00%, 6/1/2019	7,825,000	9,096,797
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,584,502

		21,368,463

NEW MEXICO — 0.3%
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,383,520

NEW YORK — 20.2%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	2,500,000	3,024,000
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	2,000,000	2,166,800
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,169,490
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.25%, 5/1/2023	400,000	457,944
Series A 5.25%, 5/1/2029	1,390,000	1,582,654
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	1,150,000	1,343,372
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	800,000	793,936
4.00%, 12/15/2041	5,000,000	5,032,600
4.25%, 7/15/2040	1,000,000	1,037,160
4.50%, 7/15/2031	2,000,000	2,161,680
4.50%, 7/15/2036	850,000	900,651
5.00%, 12/15/2026	180,000	214,351
Series 179 5.00%, 12/1/2043	1,100,000	1,222,903
New York, NY, City Municipal Water Finance Authority:
Series AA 4.00%, 6/15/2044 (a)	5,100,000	5,064,657
5.00%, 6/15/2026	3,200,000	3,676,608
Series GG-2 5.25%, 6/15/2040	625,000	692,869
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series EE 4.00%, 6/15/2039	1,900,000	1,906,403
Series CC 5.00%, 6/15/2045	325,000	351,185
Series CC 5.00%, 6/15/2047	1,350,000	1,475,118
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	571,065
5.50%, 11/1/2035	4,545,000	5,266,201
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	320,000	318,947
Series B 5.00%, 11/1/2016	130,000	143,874
Series C 5.00%, 11/1/2020	645,000	770,885
Series F-1 5.00%, 5/1/2021	500,000	597,740
SubSeries F-1 5.00%, 2/1/2030	770,000	875,706
SubSeries D-1 5.25%, 11/1/2027	1,120,000	1,297,374
New York, NY, City Water Finance Authority, Water & Sewer System Revenue Series BB 4.63%, 6/15/2046	6,750,000	7,111,395
New York, NY, General Obligation:
Series I 5.00%, 8/1/2015	780,000	820,895
SubSeries J-1 5.00%, 3/1/2017	2,000,000	2,225,760
Series C 5.00%, 8/1/2017	2,000,000	2,255,520
Series A-1 5.00%, 10/1/2018	5,000,000	5,788,350
Series A-1 5.00%, 10/1/2019	5,000,000	5,868,300
Series J 5.00%, 8/1/2020	10,000,000	11,821,700
Series C 5.00%, 8/1/2021	1,240,000	1,475,340
Series I 5.00%, 8/1/2021	1,320,000	1,570,523
Series C 5.00%, 8/1/2024	100,000	115,094
Series E 5.00%, 8/1/2025	5,000,000	5,749,450
5.00%, 8/1/2029	3,000,000	3,412,320
Series I 5.00%, 8/1/2029	4,025,000	4,555,374
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	5,051,970
5.13%, 1/15/2044	5,975,000	6,354,412
5.63%, 1/15/2046	1,000,000	1,102,870
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A Zero Coupon, 11/15/2030 (b)	2,960,000	1,578,124
Series A 5.00%, 11/15/2031	1,295,000	1,472,001
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,628,389
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (b)	1,850,000	1,133,310
Series B Zero Coupon, 11/15/2029 (b)	735,000	410,299
Series A 4.00%, 11/15/2042	500,000	502,455
Series A 5.00%, 1/1/2023	4,725,000	5,548,898
Series B 5.00%, 11/15/2027	5,550,000	6,441,441
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,239,800
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.13%, 7/1/2039	900,000	983,295

See accompanying notes to financial statements.

231

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 5.00%, 5/15/2025	$650,000	$755,801
Series A 5.00%, 7/1/2027	520,000	594,230
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	655,000	684,698
Series E 5.00%, 2/15/2020	7,850,000	9,264,256
Series A 5.00%, 3/15/2020	1,000,000	1,182,700
Series A 5.00%, 12/15/2020	500,000	597,690
Series B 5.00%, 3/15/2022	550,000	660,242
Series A 5.00%, 12/15/2030	2,430,000	2,778,632
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,219,028
Series A 5.00%, 3/15/2028	10,000,000	11,595,800
New York, State Dormitory Authority, State Income Tax Revenue Series A 5.00%, 2/15/2031	1,000,000	1,132,170
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,539,319
Series E 5.00%, 8/1/2018	635,000	732,384
Series B 5.00%, 8/1/2021	10,000,000	11,897,900
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,541,542
Series A 5.00%, 3/15/2023	4,185,000	4,964,247
Series A 5.00%, 3/15/2026	405,000	470,630
Series A 5.00%, 3/15/2029	2,000,000	2,263,020
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2018	1,120,000	1,284,517
Series D 5.00%, 3/15/2022	6,700,000	8,042,948
Series C 5.00%, 3/15/2023	1,000,000	1,208,250
Series C 5.00%, 3/15/2027	4,500,000	5,210,595
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2041	1,960,000	2,208,234

		209,162,291

NORTH CAROLINA — 2.0%
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	581,185
North Carolina, State Capital Improvement Revenue:
Series A 5.00%, 5/1/2016	3,000,000	3,257,970
Series C 5.00%, 5/1/2028	905,000	1,038,831
North Carolina, State General Obligation:
Series D 4.00%, 6/1/2021	1,500,000	1,720,890
Series B 5.00%, 6/1/2015	1,500,000	1,566,780
Series A 5.00%, 3/1/2017	1,870,000	2,092,698
Series B 5.00%, 6/1/2018	700,000	810,047
5.00%, 3/1/2021	500,000	576,295
Series C 5.00%, 5/1/2026	1,965,000	2,479,064
North Carolina, State Grant Anticipation Revenue:
5.00%, 3/1/2018	1,455,000	1,662,003
5.00%, 3/1/2019	1,930,000	2,242,428
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2041	1,215,000	1,335,905
Wake County, NC, General Obligation Series C 5.00%, 3/1/2021	1,100,000	1,325,368

		20,689,464

OHIO — 3.1%
Cincinnati, OH, General Obligation Series A 5.00%, 12/1/2020	6,200,000	7,379,612
Cuyahoga County, OH, Certificate of Participation:
4.00%, 12/1/2034	590,000	586,726
5.00%, 12/1/2018	2,265,000	2,629,461
5.00%, 12/1/2019	2,665,000	3,125,299
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,898,119
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,507,480
Ohio, State General Obligation:
Series B 5.00%, 3/15/2019	540,000	632,950
Series R 5.00%, 5/1/2019	2,075,000	2,436,278
Series A 5.00%, 9/15/2019	500,000	591,340
Series B 5.00%, 8/1/2021	450,000	542,300
Ohio, State Water Development Authority Revenue Series A 5.00%, 6/1/2020	325,000	388,297
University of Miami 4.00%, 9/1/2039	2,465,000	2,485,410

		32,203,272

OKLAHOMA — 0.5%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2026	2,500,000	2,991,050
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,322,720

		5,313,770

OREGON — 0.5%
Metro, OR, General Obligation Series A 5.00%, 6/1/2024	1,010,000	1,213,485
Oregon, State General Obligation:
Series L 5.00%, 11/1/2017	435,000	495,800
Series N 5.00%, 12/1/2023	1,540,000	1,849,678
Series N 5.00%, 8/1/2043	1,700,000	1,913,707

		5,472,670

PENNSYLVANIA — 2.2%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,048,490
Series B 5.00%, 7/1/2021	5,000,000	5,675,900

See accompanying notes to financial statements.

232

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Pennsylvania, State General Obligation:
5.00%, 7/1/2015	$5,000,000	$5,241,400
5.00%, 7/1/2016	1,040,000	1,136,470
5.00%, 6/1/2017	840,000	945,974
5.00%, 11/15/2017	405,000	462,259
Series A 5.00%, 5/1/2018	1,310,000	1,506,815
Series A 5.00%, 5/1/2021	1,500,000	1,758,960
5.00%, 7/1/2021	1,000,000	1,197,800
5.00%, 11/15/2021	1,000,000	1,203,000
5.00%, 11/15/2023	895,000	1,059,197
5.00%, 10/15/2027	665,000	780,278
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	554,990
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	309,285

		22,880,818

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,208,850
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	530,499

		1,739,349

SOUTH CAROLINA — 0.7%
Charleston, SC, General Obligation 5.00%, 11/1/2023	1,035,000	1,231,650
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	800,000	866,168
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,878,500
South Carolina, State Public Service Authority Series E 5.00%, 1/1/2017	2,500,000	2,770,625

		7,746,943

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,279,323

TENNESSEE — 1.3%
Memphis, TN, General Obligation:
5.00%, 5/1/2022	1,120,000	1,324,781
Series A 5.00%, 11/1/2023	5,000,000	6,071,200
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D 3.25%, 10/1/2037	1,420,000	1,357,250
Metropolitan Government of Nashville & Davidson County, TN, General Obligation 5.00%, 7/1/2020	1,000,000	1,192,340
Shelby County, TN, General Obligation Series A 5.00%, 3/1/2022	1,000,000	1,206,560
Tennessee, State General Obligation Series C 5.00%, 5/1/2027	1,095,000	1,252,855
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	582,940

		12,987,926

TEXAS — 8.6%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	824,664
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	780,780
5.00%, 9/1/2022	570,000	695,280
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,648,005
5.00%, 11/15/2042	2,800,000	3,089,408
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,444,990
Comal, TX, Independent School District, General Obligation Series A 5.00%, 2/1/2021 (c)	650,000	780,260
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	500,000	589,465
Dallas, TX, General Obligation:
Series A 4.00%, 2/15/2015	1,470,000	1,505,236
4.00%, 2/15/2032	4,000,000	4,288,480
Dallas, TX, Waterworks & Sewer System Revenue:
5.00%, 10/1/2020	500,000	599,970
5.00%, 10/1/2036	705,000	785,962
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (c)	5,000,000	5,223,300
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	6,069,645
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,763,265
Harris County, TX, General Obligation 5.00%, 10/1/2021	3,000,000	3,562,560
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,109,611
Houston, TX, General Obligation:
5.00%, 3/1/2018	210,000	240,937
Series A 5.00%, 3/1/2022	2,000,000	2,296,480
Series D-2 5.00%, 10/1/2039	500,000	567,810
Houston, TX, Utilities System Revenue Series D 5.00%, 11/15/2020 (a)	2,750,000	3,288,037

See accompanying notes to financial statements.

233

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (c)	$3,320,000	$3,975,335
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (b)(c)	3,000,000	1,316,070
Lewisville, TX, Independent School District, General Obligation Series A 4.00%, 8/15/2018 (c)	2,125,000	2,387,862
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (c)	1,000,000	1,102,440
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (b)	1,530,000	656,737
North Texas, Tollway Authority Revenue Series D 5.00%, 9/1/2031	5,980,000	6,712,550
North Texas, TX, Municipal Water District, Water System Revenue 5.25%, 9/1/2022	2,320,000	2,840,121
San Antonio, TX, Electric & Gas Revenue 5.25%, 2/1/2024	5,000,000	6,183,800
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (c)	2,000,000	2,353,800
San Antonio, TX, Water Tax Revenue Series A 5.00%, 5/15/2020	1,500,000	1,783,545
Texas, Permanent University Fund Revenue Series B 5.00%, 7/1/2024	8,000,000	9,854,560
Texas, State General Obligation:
Series A 5.00%, 10/1/2029	450,000	512,978
Series A 5.00%, 4/1/2042	1,205,000	1,336,972
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,178,749
Series B 5.00%, 7/1/2018	1,480,000	1,551,765
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (c)	500,000	563,280
University of Texas, Revenue Series A 4.00%, 8/15/2021	500,000	573,880

		89,038,589

UTAH — 0.9%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	629,689
Jordan Utah, School District, General Obligation 5.00%, 6/15/2020	4,000,000	4,791,520
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	546,695
5.00%, 7/1/2019	400,000	474,540
Series A 5.00%, 7/1/2019	1,000,000	1,186,350
Series A 5.00%, 7/1/2022	1,035,000	1,245,716

		8,874,510

VIRGINIA — 2.2%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A 5.00%, 10/1/2020	2,500,000	2,976,950
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,247,384
Series A 5.00%, 4/1/2018	600,000	690,852
Series B 5.00%, 4/1/2024	900,000	1,108,368
Series A 5.00%, 4/1/2030	450,000	511,627
Virginia, College Building Authority, Educational Facilities Revenue:
Series B 3.00%, 2/1/2029	935,000	918,694
Series B 5.00%, 9/1/2021	1,500,000	1,776,780
5.00%, 2/1/2027	3,620,000	4,168,068
Virginia, Commonwealth Transportation Board Revenue 5.00%, 5/15/2021	2,245,000	2,687,804
Virginia, State College Building Authority, Educational Facilities Revenue Series A 4.00%, 2/1/2015	420,000	429,433
Virginia, State General Obligation Series B 5.00%, 6/1/2018	300,000	347,415
Virginia, State Public Building Authority, Public Facilities Revenue Series A 5.00%, 8/1/2025	500,000	589,495
Virginia, State Public School Authority Revenue Series C 5.00%, 8/1/2017	215,000	243,522
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,656,600

		22,352,992

WASHINGTON — 4.1%
Energy Northwest, WA, Electric Revenue:
Series A 5.00%, 7/1/2019	4,000,000	4,707,080
Series A 5.00%, 7/1/2020	1,160,000	1,383,114
King County, WA, General Obligation 5.00%, 12/1/2020	600,000	715,758
King County, WA, School District No. 403 Renton, General Obligation 5.00%, 12/1/2022	1,540,000	1,847,785
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,622,578
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,609,758
University of Washington, Revenue Series C 4.00%, 7/1/2033	625,000	652,463
Washington, State General Obligation:
Series D 3.00%, 2/1/2031	605,000	573,038
Series E 3.00%, 2/1/2033	570,000	518,010

See accompanying notes to financial statements.

234

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Series B-1 4.00%, 8/1/2028	$395,000	$416,401
Series R-2013A 5.00%, 7/1/2016	750,000	819,885
Series R-2011C 5.00%, 7/1/2022	1,490,000	1,764,428
Series R-2012C 5.00%, 7/1/2025	5,265,000	6,213,437
Series A 5.00%, 8/1/2025	3,055,000	3,584,340
5.00%, 2/1/2031	6,175,000	7,129,593
Series C 5.00%, 6/1/2041	7,200,000	7,904,016

		42,461,684

WISCONSIN — 1.5%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	10,320,000	11,991,530
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,409,265
Series 1 5.00%, 5/1/2017	1,485,000	1,670,150

		15,070,945

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,000,240,781)		1,026,777,716

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $2,982,916)	2,982,916	2,982,916

TOTAL INVESTMENTS — 99.6% (g)
(Cost $1,003,223,697)		1,029,760,632
OTHER ASSETS & LIABILITIES — 0.4%		4,458,029

NET ASSETS — 100.0%		$1,034,218,661

(a)	When-issued security
(b)	Non-income producing security
(c)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	1.77%
	Assured Guaranty Municipal Corp.	0.24%
	Assured Guaranty Corp.	0.07%

(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

235

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 100.0%
CALIFORNIA — 100.0%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$291,450
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,151,350
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	499,985
5.00%, 4/1/2025	300,000	352,722
5.00%, 4/1/2028	750,000	866,392
5.13%, 4/1/2039	125,000	139,946
California, Bay Area Water Supply & Conservation Agency Revenue Series A 2.00%, 10/1/2015	500,000	511,245
California, East Bay Municipal Utility District, Water System Revenue:
Series B 4.00%, 6/1/2017	250,000	275,408
Series B 5.00%, 6/1/2020	650,000	782,710
Series B 5.00%, 6/1/2023	1,000,000	1,232,720
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	606,065
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,262,880
Series L 5.00%, 5/1/2019	1,790,000	2,111,788
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	533,790
Series L 5.00%, 5/1/2016	200,000	217,158
Series L 5.00%, 5/1/2017	500,000	562,945
California, State Economic Recovery, General Obligation Series A 4.60%, 7/1/2019	1,055,000	1,228,938
California, State Educational Facilities, Authority Revenue 5.25%, 4/1/2040	1,400,000	1,824,718
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	710,000	832,894
California, State University Revenue Series A 4.00%, 11/1/2032	615,000	638,376
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	533,320
Series C 4.00%, 8/1/2038	595,000	600,861
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	600,000
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	500,000	522,455
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	885,000	936,321
5.00%, 8/1/2034	695,000	788,762
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	500,000	594,930
Series B 5.00%, 3/1/2025	750,000	874,215
Cupertino, CA, Union School District, General Obligation Series B 4.00%, 8/1/2037	605,000	617,070
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	900,760
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	550,885
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	858,615
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,500,000	1,806,255
5.00%, 7/1/2026	500,000	573,780
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	500,000	518,895
Series F 5.00%, 8/1/2029	1,000,000	1,152,730
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,177,550
Series A 5.00%, 5/15/2034	100,000	111,337
Series B 5.00%, 5/15/2035	1,000,000	1,110,320
Series D 5.00%, 5/15/2040	1,000,000	1,094,990
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,250,000	1,357,325
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,119,000
Series B 5.00%, 7/1/2019	205,000	243,860
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	200,000	236,930
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,143,270
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	268,433
Series KRY 5.00%, 7/1/2018	935,000	1,081,094
Series A 5.00%, 7/1/2020	250,000	297,927
Series B 5.00%, 7/1/2020	250,000	297,927
Series C 5.00%, 7/1/2020	250,000	297,927
Series D 5.00%, 7/1/2020	250,000	297,928
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	578,395
Series B 5.00%, 6/1/2030	1,000,000	1,138,380
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	500,000	547,165

See accompanying notes to financial statements.

236

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	$250,000	$277,610
Series C 5.00%, 10/1/2027	500,000	628,590
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (a)	4,000,000	759,880
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	692,946
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	470,555
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (a)	3,000,000	640,920
Rancho Cucamonga, CA, Redevelopement Agency Successor, Tax Allocation 5.00%, 9/1/2026 (b)	1,000,000	1,166,380
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (a)	2,000,000	1,155,200
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	500,000	550,825
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,206,060
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	581,770
5.00%, 8/1/2041	750,000	822,435
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	750,000	866,077
Series A 5.00%, 8/1/2028	330,000	380,863
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2017	1,500,000	1,694,625
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	500,000	568,710
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	330,618
Series A 5.00%, 11/1/2032	860,000	972,961
Series A 5.00%, 11/1/2041	750,000	818,580
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,103,390
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	854,985
5.25%, 3/1/2031	750,000	857,010
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,000,000	1,092,330
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	600,000	653,226
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	1,500,000	1,807,965
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	598,145
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	575,120
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	511,080
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,180,150
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,186,690
5.00%, 7/1/2030	1,000,000	1,136,580
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,260,000	1,416,744
Series Q 5.00%, 5/15/2021	125,000	142,068
Series AF 5.00%, 5/15/2024	1,000,000	1,214,530
5.00%, 5/15/2037	750,000	827,835
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	359,301
Series A 5.00%, 11/1/2025	600,000	712,122
West Valley-Mission Community College District, CA, General Obligation Series A 5.00%, 8/1/2034	1,160,000	1,307,564
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (a)	500,000	241,930

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $72,556,723)		75,117,462

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $335,933)	335,933	335,933

TOTAL INVESTMENTS — 100.5% (f)
(Cost $72,892,656)		75,453,395
OTHER ASSETS & LIABILITIES — (0.5)%		(342,354)

NET ASSETS — 100.0%		$75,111,041

(a)	Non-income producing security
(b)	When-issued security
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

237

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.3%
NEW YORK — 97.3%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	$500,000	$604,800
Brookhaven, NY, General Obligation Series A 3.00%, 2/1/2023	195,000	204,947
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	750,000	812,550
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	290,865
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	452,998
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	227,816
Monroe County, NY, Industrial Development Corp. Revenue Series A 5.00%, 7/1/2030	250,000	282,635
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	500,000	584,075
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	188,736
4.00%, 12/1/2022	300,000	334,164
4.00%, 7/15/2037	500,000	507,145
5.00%, 7/15/2039	250,000	280,335
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	98,497
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	152,391
Series E 5.00%, 11/1/2017	500,000	570,240
Series B 5.00%, 11/1/2018	200,000	232,874
SubSeries D-1 5.00%, 2/1/2025	250,000	299,637
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 11/1/2020	500,000	595,935
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	166,348
Series CC-1 4.25%, 6/15/2044	500,000	512,650
Series BB 4.63%, 6/15/2046	500,000	526,770
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	213,412
Series E 4.00%, 8/1/2022	250,000	277,378
Series J 5.00%, 8/1/2020	500,000	591,085
Series E 5.00%, 8/1/2025	525,000	603,692
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	561,330
5.13%, 1/15/2044	500,000	531,750
5.25%, 12/15/2043	500,000	553,825
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2025	500,000	590,105
Series A 5.00%, 11/15/2031	500,000	568,340
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	500,000	553,345
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	252,759
Series AA 5.00%, 6/15/2044	500,000	538,235
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	250,000	293,593
Series B 5.00%, 11/15/2023	500,000	598,415
Series B 5.00%, 11/15/2023	500,000	601,940
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	279,975
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	534,030
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	535,590
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.25%, 7/1/2034	240,000	273,710
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	948,753
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	112,465
Series B 5.00%, 2/15/2018	125,000	142,955
Series E 5.00%, 2/15/2027	350,000	400,907
Series E 5.00%, 2/15/2040	200,000	218,796
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	289,688
5.00%, 6/15/2036	500,000	559,310
5.00%, 6/15/2041	250,000	276,690
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	297,759
New York, State General Obligation Series C 4.50%, 2/1/2020	200,000	232,220
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	601,780
New York, State Thruway Authority, Second General Highway & Bridge Trust Series A-1 5.00%, 4/1/2021	300,000	355,887
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	241,213
Series A 4.00%, 3/15/2024	500,000	545,345
Series A 5.00%, 3/15/2016	250,000	269,998

See accompanying notes to financial statements.

238

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

New York, Utility Debt Securitization Authority Revenue:
Series TE 5.00%, 12/15/2029	$750,000	$880,035
Series TE 5.00%, 12/15/2041	100,000	112,665
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	593,525
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	651,816

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $24,152,689)		24,610,724

	Shares
SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Tax Free Money Market Fund 0.00% (a)(b)(c) (Cost $454,371)	454,371	454,371

TOTAL INVESTMENTS — 99.1% (d)
(Cost $24,607,060)		25,065,095
OTHER ASSETS & LIABILITIES — 0.9%		238,124

NET ASSETS — 100.0%		$25,303,219

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

239

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.9%
ALABAMA — 1.1%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,295,100
Alabama, Public School & College Authority Revenue:
Series A 5.00%, 5/1/2016	4,335,000	4,703,605
Series A 5.00%, 3/1/2017	1,000,000	1,116,540
Alabama, State General Obligation Series A 5.00%, 8/1/2018	11,800,000	13,696,732

		24,811,977

ALASKA — 0.1%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	1,250,000	1,371,050
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,097,740

		2,468,790

ARIZONA — 1.4%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	338,733
Series A 5.00%, 7/1/2017	1,775,000	2,004,170
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	543,980
Series A 4.00%, 12/1/2017	1,310,000	1,453,576
Arizona, State Transportation Board Revenue Series A 5.00%, 7/1/2018	5,435,000	6,286,502
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,537,436
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,162,600
5.25%, 7/1/2019	1,550,000	1,831,139
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue 4.00%, 7/1/2018	2,200,000	2,448,666
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2019 (a)	1,000,000	1,175,470
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,372,044

		31,154,316

CALIFORNIA — 10.0%
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,539,240
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,380,408
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	5,710,000	6,095,882
Series L 5.00%, 5/1/2016	600,000	651,474
Series M 5.00%, 5/1/2016	7,425,000	8,061,991
Series L 5.00%, 5/1/2017	2,140,000	2,409,405
Series L 5.00%, 5/1/2019	13,175,000	15,543,470
California, State Economic Recovery Series A 5.00%, 7/1/2018	11,550,000	13,413,708
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	4,986,855
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	2,008,022
Series A 5.00%, 11/1/2018	1,000,000	1,173,630
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,163,130
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,631,828
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,305,100
Long Beach, CA, Harbor Revenue Series C 5.00%, 11/15/2018	5,000,000	5,871,150
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2017	930,000	1,050,965
Series B 5.00%, 7/1/2018	2,040,000	2,362,218
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,658,918
Series A 5.00%, 7/1/2015	1,540,000	1,614,505
Series C 5.00%, 1/1/2016	4,000,000	4,238,000
Series A 5.00%, 7/1/2018	2,580,000	2,999,637
Series A 5.00%, 7/1/2018	450,000	523,192
Series B 5.00%, 7/1/2018	1,000,000	1,164,790
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	11,016,200
Series A 5.00%, 9/1/2017	13,230,000	15,067,912
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,282,630
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,684,325
Series D 4.00%, 7/1/2017	750,000	825,090
5.00%, 7/1/2017	1,000,000	1,129,750
Series A 5.00%, 7/1/2019	3,000,000	3,525,570
Series B 5.00%, 7/1/2019	2,500,000	2,937,975
Series C 5.00%, 7/1/2019	2,500,000	2,937,975
Series D 5.00%, 7/1/2019	2,500,000	2,937,975

See accompanying notes to financial statements.

240

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	$1,000,000	$1,156,790
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	526,215
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	10,913,100
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2019	3,500,000	4,113,165
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	916,414
Series D 5.00%, 11/1/2015	3,435,000	3,653,500
Series A 5.00%, 10/1/2017	1,000,000	1,141,850
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,214,850
Series B 5.00%, 9/1/2016	5,260,000	5,783,686
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,214,453
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,180,500
Southern California, Metropolitan Water District Revenue:
Series C 4.00%, 10/1/2015	1,040,000	1,089,764
Series A 5.00%, 7/1/2019	7,250,000	8,597,122
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	793,773
Series A 5.00%, 7/1/2017	350,000	396,193
University of California, Revenue:
Series AF 4.00%, 5/15/2019	3,250,000	3,677,245
Series AF 5.00%, 5/15/2015	1,000,000	1,042,260
5.00%, 5/15/2018	3,500,000	4,049,885

		221,653,685

COLORADO — 0.7%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	9,887,900
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	3,977,892
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 5.00%, 4/1/2016	145,000	156,874
Series A 5.00%, 4/1/2019	570,000	670,172

		14,692,838

CONNECTICUT — 1.6%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,706,430
Series C 5.00%, 12/1/2015	600,000	640,560
Series A 5.00%, 1/1/2016	490,000	524,315
Series A 5.00%, 4/1/2017	950,000	1,063,050
Series A 5.00%, 10/15/2018	3,855,000	4,477,043
Connecticut, State Health & Educational Facility Authority Revenue Series A-3 0.88%, 7/1/2049 (b)	4,865,000	4,862,421
Connecticut, State Revolving Fund, General Revenue Series A 5.00%, 6/1/2018	1,500,000	1,732,680
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	532,015
Series A 5.00%, 11/1/2016	2,650,000	2,924,964
Series 1 5.00%, 2/1/2017	1,000,000	1,112,920
Series B 5.00%, 1/1/2018	9,650,000	10,961,628
Series A 5.00%, 10/1/2018	1,805,000	2,087,158

		34,625,184

DELAWARE — 1.2%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	226,055
Series A 5.00%, 7/1/2015	4,000,000	4,193,960
Series B 5.00%, 2/1/2017	585,000	653,141
Series B 5.00%, 2/1/2018	1,000,000	1,148,990
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	17,501,205
5.00%, 7/1/2019	2,760,000	3,253,736

		26,977,087

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,220,020
Series D 5.00%, 12/1/2016	1,000,000	1,110,010

		3,330,030

FLORIDA — 5.1%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series C 5.00%, 6/1/2017	795,000	894,804
Series A 5.00%, 6/1/2018	4,000,000	4,605,520
Series B 5.00%, 6/1/2018	4,250,000	4,902,205
Florida, State Board of Education, General Obligation Series D 5.00%, 6/1/2017	8,210,000	9,240,684
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	17,311,800
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2015	5,000,000	5,239,850
Series A 5.00%, 7/1/2016	20,145,000	21,945,963
Florida, State Turnpike Authority Revenue:
Series C 5.00%, 7/1/2018	10,400,000	12,002,848
Series C 5.00%, 7/1/2019	10,000,000	11,751,900
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,733,385

See accompanying notes to financial statements.

241

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2015	$7,705,000	$8,167,377
Series B-1 5.00%, 10/1/2018	1,000,000	1,159,470
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2015	1,000,000	1,060,140
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,393,536
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (c)	7,510,000	7,949,035
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,431,196
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,578,623

		112,368,336

GEORGIA — 3.1%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,287,300
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,731,836
Georgia, State General Obligation:
Series E-2 4.00%, 9/1/2016	4,400,000	4,747,424
Series B 4.00%, 1/1/2017	500,000	543,980
Series J-1 4.00%, 7/1/2017	500,000	550,535
Series J-2 4.00%, 11/1/2017	1,700,000	1,884,790
4.00%, 9/1/2019	4,100,000	4,659,568
Series E 5.00%, 7/1/2016	2,990,000	3,269,236
Series I 5.00%, 11/1/2016	7,480,000	8,283,801
Series F 5.00%, 12/1/2016	4,790,000	5,320,636
Series A 5.00%, 7/1/2017	5,000,000	5,653,500
Series A 5.00%, 1/1/2018	5,000,000	5,727,850
Series F 5.00%, 12/1/2018	1,000,000	1,172,180
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2016	4,590,000	4,952,794
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,383,840
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2015	1,325,000	1,388,573
Series A 4.00%, 10/1/2016	5,000,000	5,406,450
Series A 4.50%, 10/1/2017	1,150,000	1,291,117
5.00%, 2/1/2019	1,000,000	1,171,200
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,549,700

		67,976,310

HAWAII — 1.5%
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	1,965,000	2,181,661
Series EH 5.00%, 8/1/2018	3,000,000	3,473,070
Series EF 5.00%, 11/1/2018	23,005,000	26,796,914
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,155,400

		33,607,045

ILLINOIS — 1.2%
Chicago, IL, Transit Authority, Sales Tax Revenue Series A 5.00%, 12/1/2018	2,250,000	2,556,022
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	1,931,378
Illinois, State Finance Authority Revenue 5.00%, 1/1/2019	1,535,000	1,769,103
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,100,500
5.00%, 6/15/2015	2,575,000	2,693,270
5.00%, 6/15/2018	1,945,000	2,236,594
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,625,000	1,771,721
Series B 5.00%, 6/15/2017	10,000,000	11,078,800

		26,137,388

INDIANA — 0.1%
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,148,180

IOWA — 0.2%
Iowa, State General Obligation:
Series A 5.00%, 6/1/2015	1,000,000	1,043,950
Series A 5.00%, 6/1/2017	2,585,000	2,899,155

		3,943,105

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue:
Series C 5.00%, 9/1/2015	1,500,000	1,584,180
Series A 5.00%, 9/1/2016	1,200,000	1,319,748
Kansas, State Development Finance Authority Revenue 5.00%, 3/1/2018	4,705,000	5,405,480

		8,309,408

KENTUCKY — 0.8%
Kentucky, State Asset Liability Commission Agency Revenue Series A 5.00%, 9/1/2018	2,500,000	2,871,275
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,827,908
Series A 5.00%, 2/1/2017	2,145,000	2,387,814
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	225,904
Series A 5.00%, 8/1/2016	4,690,000	5,122,606
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,264,425
5.00%, 7/1/2016	1,865,000	2,038,781

See accompanying notes to financial statements.

242

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Series A 5.00%, 7/1/2019	$1,000,000	$1,176,770
Series A 5.00%, 7/1/2019	1,600,000	1,887,072

		18,802,555

LOUISIANA — 0.3%
Louisiana, State Gas & Fuels Tax Revenue Series A-1 5.00%, 5/1/2018	2,035,000	2,341,573
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,317,180
Series A 5.00%, 9/1/2018	1,650,000	1,916,854
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2019	1,000,000	1,176,820

		7,752,427

MAINE — 0.0% (d)
Maine, State General Obligation Series B 5.00%, 6/1/2017	165,000	185,970

MARYLAND — 5.7%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,082,440
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,150,480
5.00%, 8/1/2017	4,000,000	4,530,640
Series B 5.00%, 10/15/2017	1,000,000	1,137,570
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,382,348
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,171,980
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,699,274
Series B 4.50%, 8/1/2017	3,270,000	3,657,266
Series B 5.00%, 8/1/2015	285,000	299,943
Series B 5.00%, 8/1/2016	4,875,000	5,348,167
Series E 5.00%, 8/1/2016	8,400,000	9,215,304
Series C 5.00%, 11/1/2016	1,025,000	1,135,147
Series B 5.00%, 3/15/2017	11,000,000	12,328,910
Series A 5.00%, 3/1/2018	22,515,000	25,893,376
Series B 5.00%, 3/15/2019	7,300,000	8,589,472
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	550,615
Series A 5.00%, 8/1/2015	15,150,000	15,944,314
Series A 5.00%, 7/1/2016	3,835,000	4,191,540
Series A 5.00%, 7/1/2016	5,000,000	5,465,900
Series A 5.00%, 7/1/2017	5,000,000	5,648,750
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,891,295
5.00%, 6/1/2017	7,150,000	8,056,477

		127,371,208

MASSACHUSETTS — 3.9%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,702,913
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 4.00%, 7/1/2017	8,000,000	8,808,560
Series B 5.00%, 7/1/2017	940,000	1,062,858
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	4,048,240
Massachusetts, State General Obligation:
Series C 4.00%, 12/1/2015	2,915,000	3,072,293
Series D 5.00%, 10/1/2015	7,000,000	7,421,890
Series B 5.00%, 7/1/2016	1,000,000	1,093,180
Series B 5.00%, 8/1/2016	8,900,000	9,761,876
Series A 5.00%, 3/1/2017	1,305,000	1,459,669
Series B 5.00%, 8/1/2018	1,700,000	1,971,779
Series A 5.00%, 12/1/2018	7,000,000	8,185,450
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2017	5,000,000	5,668,300
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,197,272
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,102,767
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	12,298,101
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,097,720

		86,952,868

MICHIGAN — 1.7%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,048,490
Series A 5.00%, 1/1/2016	100,000	107,081
Series A 5.00%, 7/1/2017	10,000,000	11,300,700
5.00%, 10/1/2018	2,000,000	2,332,520
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	23,232,066

		38,020,857

MINNESOTA — 3.6%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,905,930
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	624,936
Series F 4.00%, 8/1/2016	1,475,000	1,587,322
Series D 5.00%, 8/1/2015	8,925,000	9,386,958
Series A 5.00%, 10/1/2015	1,570,000	1,664,624
Series A 5.00%, 8/1/2016	400,000	438,736
Series D 5.00%, 8/1/2016	1,000,000	1,096,840
Series E 5.00%, 8/1/2016	1,550,000	1,700,102
Series A 5.00%, 10/1/2016	5,000,000	5,518,100
Series F 5.00%, 10/1/2016	1,000,000	1,103,620
Series A 5.00%, 8/1/2017	3,000,000	3,399,960
Series E 5.00%, 8/1/2017	1,000,000	1,133,320

See accompanying notes to financial statements.

243

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Series B 5.00%, 3/1/2018	$11,500,000	$13,176,240
Series D 5.00%, 8/1/2018	2,000,000	2,323,220
Series A 5.00%, 10/1/2018	2,700,000	3,150,117
Series D 5.00%, 10/1/2018	18,465,000	21,543,300
Series B 5.00%, 8/1/2019	1,175,000	1,390,483
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,476,280

		80,620,088

MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue Series C 5.00%, 1/1/2019	880,000	1,019,612
Mississippi, State General Obligation Series F 4.00%, 11/1/2018	2,525,000	2,835,903

		3,855,515

MISSOURI — 1.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,448,775
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	1,975,000	2,260,289
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 2.50%, 5/1/2016	500,000	520,220
Series A 5.00%, 5/1/2016	625,000	678,744
Series C 5.00%, 2/1/2017	1,500,000	1,674,720
Series A 5.00%, 5/1/2017	2,990,000	3,358,308
Series A 5.00%, 5/1/2018	4,525,000	5,217,777
Series B 5.00%, 5/1/2019	12,755,000	14,995,416

		30,154,249

NEBRASKA — 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,148,180
Series C 5.00%, 2/1/2018	1,000,000	1,145,170

		3,293,350

NEVADA — 0.5%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,928,422
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,069,804
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,591,890
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,190,000

		10,780,116

NEW HAMPSHIRE — 0.2%
New Hampshire, State Federal Highway Revenue 5.00%, 9/1/2018	2,065,000	2,375,287
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,575,383
New Hampshire, State Municipal Bond Bank Revenue Series A 5.00%, 8/15/2017	1,265,000	1,430,715

		5,381,385

NEW JERSEY — 0.6%
Garden, State Preservation Trust, NJ, Open Space & Farmland Series A 5.00%, 11/1/2018	1,490,000	1,739,724
New Jersey, State General Obligation:
5.00%, 8/1/2015	2,445,000	2,569,108
Series Q 5.00%, 8/15/2016	4,850,000	5,303,523
5.00%, 6/1/2017	580,000	648,347
Series Q 5.00%, 8/15/2018	1,000,000	1,148,700
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series A 5.00%, 12/1/2014	250,000	254,813
Series 1A 5.00%, 12/1/2018	1,325,000	1,504,604

		13,168,819

NEW MEXICO — 2.1%
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series A 3.00%, 8/1/2015	8,250,000	8,504,018
Series B 5.00%, 8/1/2019 (a)	3,500,000	4,106,935
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	2,000,000	2,255,680
5.00%, 6/15/2018	10,430,000	12,063,755
New Mexico, State General Obligation:
2.00%, 3/1/2016	5,625,000	5,789,981
5.00%, 3/1/2017	2,500,000	2,797,000
5.00%, 3/1/2018	1,000,000	1,150,050
New Mexico, State Severance Tax Revenue:
Series A-2 5.00%, 7/1/2015	1,000,000	1,048,380
Series B 5.00%, 7/1/2016	100,000	109,108
Series A 5.00%, 7/1/2018	8,470,000	9,804,194

		47,629,101

NEW YORK — 17.1%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,284,200
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series FF 5.00%, 6/15/2018	2,195,000	2,534,215
New York, NY, City Transitional Finance Authority Revenue:
Series C 5.00%, 11/1/2015	9,865,000	10,498,037

See accompanying notes to financial statements.

244

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Series E 5.00%, 11/1/2015	$5,000,000	$5,320,850
Series E 5.00%, 11/1/2017	500,000	570,240
Series B 5.00%, 11/1/2018	3,605,000	4,197,554
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	320,528
Series B 5.00%, 11/1/2014	285,000	289,557
5.00%, 11/1/2015	4,180,000	4,448,231
Sub-Series I-2 5.00%, 11/1/2015	835,000	888,582
SubSeries C-1 5.00%, 11/1/2015	550,000	585,294
Series A 5.00%, 11/1/2016	45,000	49,858
Series A 5.00%, 11/1/2016	1,455,000	1,610,278
Series C 5.00%, 11/1/2016	1,250,000	1,383,400
Series D 5.00%, 11/1/2016	5,000,000	5,533,600
Series B 5.00%, 11/1/2017	15,000,000	17,107,200
Series B 5.00%, 11/1/2017	2,295,000	2,617,402
Series B 5.00%, 11/1/2017	765,000	872,192
Sub-Series A-1 5.00%, 11/1/2017	1,490,000	1,699,315
Sub-Series B1 5.00%, 11/1/2017	5,000,000	5,702,400
Series D-1 5.00%, 2/1/2019	1,885,000	2,197,627
Series F-1 5.00%, 2/1/2019	1,340,000	1,562,239
New York, NY, General Obligation:
Series B 4.00%, 8/1/2015	1,000,000	1,041,670
Series E 4.00%, 8/1/2015	450,000	468,752
Series H 4.00%, 8/1/2017	990,000	1,086,436
Series B 4.00%, 8/1/2019	1,150,000	1,290,047
5.00%, 6/1/2015	6,110,000	6,382,017
5.00%, 8/1/2015	3,000,000	3,157,290
Series B 5.00%, 8/1/2015	7,500,000	7,893,225
Series E 5.00%, 8/1/2015	3,250,000	3,420,397
Series I 5.00%, 8/1/2015	2,735,000	2,878,396
Series I-1 5.00%, 8/1/2015	9,600,000	10,103,328
Series B 5.00%, 8/1/2016	5,000,000	5,479,800
Series B 5.00%, 8/1/2016	4,295,000	4,707,148
Series F 5.00%, 8/1/2016	1,455,000	1,594,622
5.00%, 3/1/2017	5,000,000	5,564,400
Series F-1 5.00%, 3/1/2017	3,500,000	3,895,080
Series H-1 5.00%, 3/1/2017	3,910,000	4,351,361
Series C 5.00%, 8/1/2017	425,000	479,298
Series D 5.00%, 8/1/2017	5,435,000	6,129,376
Series E 5.00%, 8/1/2017	2,950,000	3,326,892
Series E 5.00%, 8/1/2017	2,050,000	2,311,908
Series G 5.00%, 8/1/2017	2,320,000	2,616,403
Series B 5.00%, 8/1/2018	10,000,000	11,533,600
Series E 5.00%, 8/1/2018	11,725,000	13,523,146
Series G-1 5.00%, 4/1/2019	1,135,000	1,320,765
Series G 5.00%, 8/1/2019	2,345,000	2,744,822
Series J 5.00%, 8/1/2019	15,000,000	17,557,500
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2015	6,525,000	6,947,559
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,119,940
5.00%, 12/1/2016	5,375,000	5,948,459
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	981,074
Series A 5.00%, 4/1/2016	3,190,000	3,449,475
Series A 5.00%, 7/1/2018	1,000,000	1,149,890
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,247,470
5.00%, 3/15/2019	5,000,000	5,868,150
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2015	400,000	410,856
Series A 4.00%, 2/15/2016	500,000	529,980
4.00%, 3/15/2018	975,000	1,082,854
Series E 5.00%, 2/15/2015	250,000	257,535
5.00%, 3/15/2015	500,000	517,065
Series A 5.00%, 2/15/2016	5,025,000	5,407,302
Series E 5.00%, 2/15/2016	2,650,000	2,853,864
5.00%, 6/15/2016	2,300,000	2,510,496
Series C 5.00%, 3/15/2017	370,000	413,852
Series E 5.00%, 8/15/2017	1,675,000	1,898,311
5.00%, 2/15/2018	500,000	571,820
Series A 5.00%, 2/15/2018	400,000	457,456
Series B 5.00%, 2/15/2018	500,000	571,820
Series E 5.00%, 2/15/2018	5,000	5,711
Series E 5.00%, 2/15/2018	6,295,000	7,199,214
5.00%, 3/15/2018	5,715,000	6,554,476
Series B 5.00%, 3/15/2018	11,925,000	13,676,663
Series E 5.00%, 8/15/2018	9,600,000	11,123,712
New York, State Environmental Facilities Revenue:
4.00%, 8/15/2015	2,730,000	2,847,854
5.00%, 6/15/2016	3,690,000	4,028,447
Series A 5.00%, 8/15/2016	1,595,000	1,752,331
Series A 5.00%, 12/15/2016	765,000	850,910
Series A 5.00%, 6/15/2017	8,000,000	9,035,280
New York, State General Obligation:
Series I 5.00%, 8/1/2017	4,025,000	4,539,234
Series A-1 5.00%, 10/1/2017	5,175,000	5,866,121
Series C 5.00%, 4/15/2018	6,150,000	7,085,784
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	200,000	216,416
Series A 5.00%, 4/1/2018	4,500,000	5,186,790
Series B 5.00%, 4/1/2018	2,300,000	2,651,026
New York, State Thruway Authority Personal Income Tax Revenue Series A 5.00%, 3/15/2017	2,950,000	3,299,634
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2018	2,940,000	3,365,271
New York, State Urban Development Corp. Revenue:
Series C 5.00%, 12/15/2015	390,000	417,210
Series B 5.00%, 1/1/2016	10,000,000	10,706,500
Series A 5.00%, 3/15/2016	11,100,000	11,987,889
Series B-1 5.00%, 3/15/2017	605,000	676,705
5.00%, 12/15/2017	975,000	1,116,940

See accompanying notes to financial statements.

245

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	$5,300,000	$5,743,716
Series A 4.00%, 11/15/2017	2,300,000	2,546,399
Series B 5.00%, 11/15/2016	2,000,000	2,214,480
Series B 5.00%, 11/15/2017	3,350,000	3,820,005
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,112,820
Oyster Bay, NY, General Obligation Series B 3.00%, 11/1/2018 (c)	5,000,000	5,323,900
Westchester County, NY, General Obligation 5.00%, 11/1/2016	600,000	664,032

		378,941,176

NORTH CAROLINA — 4.2%
Buncombe County, NC, General Obligation Series A 5.00%, 6/1/2019	600,000	701,538
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	10,297,080
Series C 5.00%, 10/1/2018	4,765,000	5,552,893
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,442,080
Series A 5.00%, 12/1/2017	2,200,000	2,515,898
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	4,400,000	4,904,108
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,515,940
North Carolina, State General Obligation:
Series D 3.00%, 6/1/2019	7,175,000	7,781,933
Series C 3.50%, 5/1/2016	1,000,000	1,058,850
Series B 5.00%, 6/1/2015	1,125,000	1,175,085
Series A 5.00%, 3/1/2016	5,500,000	5,934,720
Series A 5.00%, 5/1/2016	4,745,000	5,153,023
Series A 5.00%, 3/1/2017	4,080,000	4,565,887
Series A 5.00%, 3/1/2018	2,165,000	2,489,858
Series A 5.00%, 6/1/2018	5,630,000	6,515,092
Series B 5.00%, 6/1/2018	1,000,000	1,157,210
Series E 5.00%, 5/1/2019	14,000,000	16,502,360
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,090,966
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,467,564
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	746,948
5.00%, 3/1/2016	800,000	863,232

		93,432,265

OHIO — 3.3%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	124,308
Series A 5.00%, 6/1/2018	4,780,000	5,521,474
Cuyahoga County, OH, Certificate of Participation:
5.00%, 12/1/2018	2,270,000	2,635,266
5.00%, 12/1/2019	2,670,000	3,131,162
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2018	2,580,000	3,016,923
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,293,067
Series C 4.00%, 10/1/2016	3,000,000	3,235,440
Series B 5.00%, 10/1/2017	2,150,000	2,441,583
Series B 5.00%, 10/1/2018	1,400,000	1,621,998
Ohio, State General Obligation:
Series B 4.00%, 3/15/2015	420,000	431,428
Series C 5.00%, 9/15/2015	10,500,000	11,103,750
5.00%, 7/1/2016	3,225,000	3,524,828
Series A 5.00%, 9/15/2016	1,000,000	1,102,050
Series B 5.00%, 9/15/2016	1,080,000	1,190,214
Series C 5.00%, 9/15/2016	2,000,000	2,204,100
Series A 5.00%, 12/1/2016	2,830,000	3,136,998
Series A 5.00%, 9/15/2017	5,000,000	5,677,400
Series R 5.00%, 5/1/2019	2,075,000	2,436,278
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,054,540
Series 3 5.00%, 12/15/2016	12,930,000	14,334,974
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	763,227
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B-1 5.00%, 12/1/2015	1,030,000	1,099,473

		73,080,481

OKLAHOMA — 0.7%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,156,250
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,554,745
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,104,809
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,870,104
Oklahoma, State Turnpike Authority Revenue:
Series A 5.00%, 1/1/2017	5,000,000	5,549,150
Series A 5.00%, 1/1/2019	2,775,000	3,236,371

		16,471,429

See accompanying notes to financial statements.

246

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

OREGON — 0.3%
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A 5.00%, 11/15/2017	$1,405,000	$1,604,651
Series A 5.00%, 11/15/2018	1,000,000	1,168,150
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,085,220
Series I 5.00%, 5/1/2018	1,900,000	2,190,111
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,463,748

		7,511,880

PENNSYLVANIA — 4.4%
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue 5.00%, 6/15/2015	5,000,000	5,233,550
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,220,000	5,670,956
Series A 5.00%, 7/1/2015	500,000	524,245
Series A 5.00%, 7/1/2018	8,000,000	9,263,600
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,700,000	1,857,692
Series A 5.00%, 5/1/2017	2,000,000	2,246,360
5.00%, 6/1/2017	18,565,000	20,907,160
5.00%, 7/1/2017	4,000,000	4,516,440
5.00%, 7/1/2017	21,000,000	23,711,310
5.00%, 7/1/2017	3,625,000	4,093,024
Series A 5.00%, 5/1/2018	1,000,000	1,150,240
5.00%, 7/1/2018	4,185,000	4,833,550
5.00%, 7/1/2018	1,025,000	1,183,844
Series A 5.00%, 7/15/2018	5,000,000	5,782,200
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	6,310,000	6,602,910

		97,577,081

SOUTH CAROLINA — 0.7%
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,237,062
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,195,700
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	1,470,000	1,520,818
5.00%, 3/1/2016	5,000,000	5,395,200
South Carolina, State Public Service Authority Revenue Series B 5.00%, 12/1/2016	3,500,000	3,874,325

		15,223,105

TENNESSEE — 1.7%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2017	7,475,000	8,529,274
5.00%, 12/1/2018	4,880,000	5,685,786
Memphis, TN, General Obligation Series A 5.00%, 11/1/2018	2,750,000	3,208,370
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B 5.00%, 5/15/2019	2,790,000	3,275,265
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	3,059,140
Series D 5.00%, 7/1/2017	5,700,000	6,437,751
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,005,612
Tennessee, State General Obligation:
Series A 5.00%, 10/1/2016	125,000	138,042
Series B 5.00%, 11/1/2018	975,000	1,141,120
Tennessee, State School Bond Authority Series C 5.00%, 5/1/2017	1,050,000	1,168,671

		38,649,031

TEXAS — 7.0%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,103,970
Austin, TX, Water & Wastewater System Revenue 5.00%, 5/15/2015	975,000	1,016,116
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (c)	695,000	797,506
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (c)	4,000,000	4,453,840
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2015	600,000	640,740
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	11,157
5.00%, 2/15/2017	4,180,000	4,662,539
Series A 5.00%, 2/15/2018	5,000	5,734
Series A 5.00%, 2/15/2018	1,545,000	1,771,080
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (c)	2,000,000	2,120,920
5.00%, 8/15/2017 (c)	4,000,000	4,534,640
5.00%, 8/15/2018 (c)	5,715,000	6,644,716
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,307,720
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,360,720
Series A 5.00%, 3/1/2016	5,000,000	5,393,450
Series A 5.00%, 3/1/2017	530,000	591,766

See accompanying notes to financial statements.

247

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Series A 5.00%, 3/1/2017	$1,035,000	$1,155,619
Series B 5.00%, 3/1/2018	2,500,000	2,868,300
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	4,993,742
Series E 5.00%, 11/15/2016	13,775,000	15,266,006
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (b)(c)	9,725,000	9,618,511
5.00%, 2/15/2018 (c)	2,200,000	2,523,620
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,203,763
San Antonio, TX, Electric & Gas Revenue Series D 5.00%, 2/1/2018	500,000	572,585
San Antonio, TX, Electric and Gas Revenue Series D 5.00%, 2/1/2017	2,755,000	3,069,125
San Antonio, TX, General Obligation 5.00%, 2/1/2018	2,475,000	2,835,236
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2019	2,225,000	2,613,129
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	802,050
Series B 5.00%, 5/15/2016	1,000,000	1,088,010
Texas Tech, State University Revenue Series A 3.00%, 8/15/2016	1,500,000	1,582,770
Texas, North East Independent School District, General Obligation 5.00%, 8/1/2018 (c)	10,000,000	11,616,100
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,706,098
Series A 5.00%, 10/1/2015	8,000,000	8,483,200
Series B 5.00%, 4/1/2016	1,700,000	1,840,471
5.00%, 10/1/2016	4,000,000	4,417,360
Series A 5.00%, 10/1/2016	2,110,000	2,330,157
Series A 5.00%, 10/1/2017	1,550,000	1,763,420
Series B 5.00%, 10/1/2017	3,535,000	4,021,734
Series A 5.00%, 4/1/2019	405,000	475,150
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2016	2,350,000	2,518,237
Series A 5.00%, 1/1/2017	1,100,000	1,178,749
Series A 5.00%, 7/1/2017	2,855,000	3,059,389
Texas, State Transportation Commission, Highway Fund Revenue Series A 5.00%, 4/1/2019	10,000,000	11,742,200
Texas, State University Revenue 5.00%, 3/15/2016	1,000,000	1,080,520
University of Texas, Revenue:
Series A 5.00%, 8/15/2015	3,100,000	3,268,392
Series A 5.00%, 8/15/2018	220,000	255,983

		154,366,240

UTAH — 1.7%
Jordan Utah, School District, General Obligation 5.00%, 6/15/2019	2,550,000	3,010,275
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	748,938
Series A 5.00%, 7/1/2015	6,900,000	7,236,651
Series C 5.00%, 7/1/2015	1,300,000	1,363,037
Series A 5.00%, 7/1/2016	5,050,000	5,521,619
Series C 5.00%, 7/1/2018	15,425,000	17,920,611
Series C 5.00%, 7/1/2018	2,240,000	2,602,410

		38,403,541

VIRGINIA — 3.3%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	10,175,376
Series A 5.00%, 4/1/2018	210,000	241,798
Series A 5.00%, 10/1/2018	3,000,000	3,506,940
Series A 5.00%, 10/1/2019	2,175,000	2,564,717
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,185,700
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2016	1,000,000	1,096,600
5.00%, 2/1/2017	1,000,000	1,112,650
5.00%, 2/1/2018	6,160,000	7,028,498
Series A 5.00%, 9/1/2018	4,090,000	4,749,676
Series B 5.00%, 9/1/2018	1,945,000	2,258,709
Virginia, State Public Building Authority, Building Revenue Series B 5.00%, 8/1/2016	5,600,000	6,131,216
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	218,728
Series A 4.00%, 8/1/2018	7,765,000	8,700,139
Series C 5.00%, 8/1/2018	460,000	533,738
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,166,710
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	529,060
5.00%, 5/15/2016	16,170,000	17,589,888
5.00%, 9/15/2018	2,210,000	2,564,749

		72,354,892

WASHINGTON — 5.4%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,015,520
Energy Northwest Washington, Electricity Revenue:
5.00%, 7/1/2015	500,000	524,190
Series A 5.00%, 7/1/2015	500,000	524,190
Series A 5.00%, 7/1/2017	13,700,000	15,468,807
Series A 5.00%, 7/1/2017	4,195,000	4,736,616
Series B 5.00%, 7/1/2017	100,000	112,911
Series B 5.00%, 7/1/2017	7,200,000	8,129,592
Series A 5.25%, 7/1/2018	5,575,000	6,507,642
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	4,820,760

See accompanying notes to financial statements.

248

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2018	$1,000,000	$1,143,650
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	960,106
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	470,887
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,656,200
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,205,540
Washington, Federal Highway Grant Anticipation Revenue:
Series F 5.00%, 9/1/2016	1,110,000	1,217,481
Series C 5.00%, 9/1/2018	5,750,000	6,621,528
Washington, State General Obligation:
Series B 4.00%, 7/1/2019	20,000,000	22,530,800
Series R 5.00%, 7/1/2015	3,000,000	3,145,140
Series A 5.00%, 8/1/2015	4,110,000	4,325,035
5.00%, 7/1/2017	13,900,000	15,685,733
Series 2010B 5.00%, 1/1/2018	425,000	485,444
5.00%, 7/1/2018	5,000,000	5,781,250
Series A 5.00%, 1/1/2019	5,010,000	5,830,989

		118,900,011

WISCONSIN — 1.1%
Milwaukee, WI, General Obligation:
Series N3 5.00%, 5/15/2016	2,590,000	2,815,408
Series N2 5.00%, 5/1/2017	10,000,000	11,204,800
Wisconsin, State General Obligation:
Series A 3.00%, 5/1/2015	400,000	409,496
4.00%, 11/1/2016	1,950,000	2,113,898
Series C 5.00%, 5/1/2017	500,000	562,340
Series 1 5.00%, 5/1/2018	1,000,000	1,152,280
Series 2 5.00%, 5/1/2019	4,750,000	5,572,177

		23,830,399

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,197,089,139)		2,216,913,718

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $2,695,001)	2,695,001	2,695,001

TOTAL INVESTMENTS — 100.0% (h)
(Cost $2,199,784,140)		2,219,608,719
OTHER ASSETS & LIABILITIES — 0.0% (d)		(273,711)

NET ASSETS — 100.0%		$2,219,335,008

(a)	When-issued security
(b)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(c)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	1.91%
	Assured Guaranty Municipal Corp.	0.60%

(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

249

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.5%
ALASKA — 7.5%
Alaska, State Housing Finance Corp. Revenue:
Series A 0.07%, 12/1/2030 (a)	$200,000	$200,000
Series D 0.21%, 12/1/2041 (a)	250,000	250,000

		450,000

ARIZONA — 1.6%
Arizona, Health Facilities Authority Revenue Series E 0.08%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 5.0%
Pasadena, CA, Certificates of Participation Series A 0.08%, 2/1/2035 (a)	150,000	150,000
Riverside, CA, Electric Revenue Series C 0.06%, 10/1/2035 (a)	150,000	150,000

		300,000

COLORADO — 14.2%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.13%, 12/1/2030 (a)	250,000	250,000
Colorado, Educational & Cultural Facilities Authority 0.08%, 7/1/2033 (a)	200,000	200,000
Colorado, Housing & Finance Authority Revenue 0.05%, 11/1/2034 (a)	100,000	100,000
Southern UTE Indian Tribe Reservation Co. 0.08%, 4/1/2040 (a)(b)	300,000	300,000

		850,000

DISTRICT OF COLUMBIA — 2.5%
District of Columbia Revenue Series A 0.19%, 1/1/2029 (a)	150,000	150,000

ILLINOIS — 2.5%
Illinois, State Toll Highway Authority Revenue 0.07%, 7/1/2030 (a)	150,000	150,000

LOUISIANA — 4.2%
St. James Parish, LA, Revenue Series A-1 0.30%, 11/1/2040 (a)	250,000	250,000

MASSACHUSETTS — 5.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.08%, 7/1/2021 (a)	300,000	300,000

NEBRASKA — 1.7%
Nebraska, Central Plains Energy Project Revenue 0.06%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 1.7%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.06%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 12.1%
New York, NY, City Transitional Finance Authority Revenue Series 3 0.28%, 11/1/2022 (a)	325,000	325,000
New York, NY, Metropolitan Transportation Authority Revenue 0.10%, 11/1/2035 (a)	100,000	100,000
New York, State Housing Finance Agency Series A 0.10%, 11/1/2037 (a)	300,000	300,000

		725,000

NORTH CAROLINA — 3.3%
Charlotte, NC, Water & Sewer System Revenue Series C 0.08%, 6/1/2025 (a)	200,000	200,000

OHIO — 8.3%
Ohio, State General Obligation Series C 0.05%, 6/15/2026 (a)	300,000	300,000
Ohio, State University Series E 0.06%, 6/1/2035 (a)	200,000	200,000

		500,000

PENNSYLVANIA — 6.7%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.27%, 6/1/2042 (a)	250,000	250,000
Pittsburgh, PA, Water & Sewer Authority Series C 0.15%, 9/1/2035 (a)(c)	150,000	150,000

		400,000

TENNESSEE — 8.3%
Clarksville, TN, Public Building Authority Revenue:
0.12%, 6/1/2024 (a)	100,000	100,000
0.12%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.11%, 9/1/2029 (a)	300,000	300,000

		500,000

VIRGINIA — 9.9%
Montgomery County, VA, Industrial Development Authority Revenue 0.07%, 2/1/2039 (a)	300,000	300,000
Norfolk Redevelopment & Housing Authority Revenue 0.15%, 7/1/2034 (a)	295,000	295,000

		595,000

WASHINGTON — 5.0%
Washington, Health Care Facilities Authority Revenue Series C 0.10%, 10/1/2042 (a)	300,000	300,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,970,000)		5,970,000

See accompanying notes to financial statements.

250

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $27,745)	27,745	$27,745

TOTAL INVESTMENTS — 100.0% (g)
(Cost $5,997,745)		5,997,745
OTHER ASSETS & LIABILITIES — 0.0% (h)		(282)

NET ASSETS — 100.0%		$5,997,463

(a)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 5.0% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.50%

(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(h)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

251

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 0.0% (a)
AIRLINES — 0.0% (a)
American Airlines Group, Inc. (b)(c) (Cost $0)	1	$43

	Principal
	Amount

MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 2.6%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (d)	$1,500,000	1,491,315
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	1,005,080
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D 6.00%, 10/1/2042	4,260,000	4,662,783

		7,159,178

ALASKA — 0.3%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	405,325
Series A 5.00%, 6/1/2046	500,000	375,530

		780,855

ARIZONA — 2.4%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series B 4.00%, 2/1/2022	1,000,000	1,054,280
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,039,260
Phoenix, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2032	250,000	257,915
7.50%, 7/1/2042	500,000	506,280
Series A 7.50%, 7/1/2042	1,000,000	991,900
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	1,000,000	963,100
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,130,690
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	720,636

		6,664,061

CALIFORNIA — 15.8%
Bay Area Toll Authority Revenue Series S-4 5.25%, 4/1/2053	555,000	607,403
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	1,000,000	921,920
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	$2,000,000	$1,610,780
Series A 5.00%, 6/1/2045	1,000,000	1,021,920
Series A-1 5.13%, 6/1/2047	1,860,000	1,349,132
Series A-1 5.75%, 6/1/2047	1,585,000	1,255,764
California, Municipal Finance Authority Revenue Series B 5.88%, 8/15/2049	490,000	499,771
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (e)	500,000	511,920
California, School Finance Authority Revenue Series A 5.13%, 7/1/2044	60,000	60,726
California, State General Obligation:
5.00%, 9/1/2021	760,000	915,868
5.00%, 11/1/2043	1,000,000	1,110,130
5.25%, 3/1/2022	450,000	539,051
5.60%, 3/1/2036	650,000	750,295
California, State Public Works Board, Lease Revenue:
Series C 5.00%, 9/1/2036	1,650,000	1,793,896
Subseries I 6.63%, 11/1/2034	380,000	381,467
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	728,940
California, Statewide Communities Development Authority Revenue:
Series I 4.50%, 11/1/2037	675,000	625,273
Series A 4.88%, 11/15/2036	550,000	545,897
Series A 5.13%, 7/15/2031	500,000	500,860
Series A 5.25%, 7/1/2030	795,000	750,679
Series A 6.00%, 10/1/2047	1,000,000	1,043,870
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	536,500
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	104,890
Foothill-Eastern Transportation Corridor Agency Revenue Series C 6.25%, 1/15/2033	1,500,000	1,740,945
Golden State Tobacco Securitization Corp., Revenue:
Subseries B Zero Coupon, 6/1/2047 (b)	500,000	42,210
Series A-1 4.50%, 6/1/2027	2,000,000	1,774,160
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,040,240
Imperial Irrigation District System Revenue Refunding 5.13%, 11/1/2038	565,000	623,088
Inland Empire Tobacco Securitization Authority Revenue Series B 5.75%, 6/1/2026	940,000	905,436

See accompanying notes to financial statements.

252

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue Series A 7.13%, 12/1/2024 (f)	$500,000	$505,600
M-S-R Energy Authority Revenue Series B 6.50%, 11/1/2039	1,000,000	1,311,380
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,159,860
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	184,239
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,036,660
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (b)(d)	500,000	405,465
6.50%, 9/1/2028	1,000,000	1,087,060
Port of Oakland, CA, Revenue Series P 5.00%, 5/1/2029	575,000	632,810
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,029,170
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	472,639
San Francisco City & County Airports Comm-San Francisco International Airport Revenue Series D 3.38%, 5/1/2027	1,100,000	1,115,554
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	1,085,130
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	531,300
5.00%, 9/1/2034	1,000,000	1,055,960
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,296,840
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	808,230
Series A1 5.13%, 6/1/2046	1,025,000	797,973
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	866,000
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,253,351
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	1,550,000	1,608,311

		43,536,563

COLORADO — 4.6%
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	768,990
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	497,765
Series A 5.30%, 7/1/2037	500,000	429,950
Series A 5.90%, 8/1/2037	1,000,000	976,550
Series A 7.75%, 8/1/2039	485,000	534,392
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,020,870
E-470 Public Highway Authority Revenue Series B Zero Coupon, 9/1/2037 (b)(d)	1,000,000	306,470
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	503,265
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,039,310
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,034,040
Series A 6.75%, 12/1/2039	1,000,000	1,044,510
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	507,185
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	1,033,850
Public Authority for Colorado, State Natural Gas Purchase Revenue 6.25%, 11/15/2028	1,145,000	1,418,815
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,444,924
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	138,925

		12,699,811

CONNECTICUT — 0.4%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	582,440
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (e)	500,000	501,400

		1,083,840

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Howard University Revenue Series A 6.25%, 10/1/2032	880,000	984,500

FLORIDA — 4.5%
Alachua County, FL, Health Facilities Authority Series A 7.38%, 11/15/2019	300,000	301,620
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	980,000	1,023,532

See accompanying notes to financial statements.

253

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (e)	$1,500,000	$1,615,350
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,124,790
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	480,060
Series A 7.50%, 6/15/2033	500,000	514,335
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,022,640
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,042,230
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	491,865
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	505,785
5.75%, 11/1/2042	500,000	506,890
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	419,982
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	930,000	966,437
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	520,240
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	788,145
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	250,000	248,473
5.13%, 11/1/2034	250,000	249,387
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (b)	65,000	47,596
Series A-3 Zero Coupon, 5/1/2040 (b)	195,000	116,337
Series A-4 Zero Coupon, 5/1/2040 (b)	85,000	37,535
Series 1 6.65%, 5/1/2040 (b)(f)	10,000	10,213
Series 2 6.65%, 5/1/2040 (b)(f)	470,000	275,190
Series 3 6.65%, 5/1/2040 (b)(f)(g)	120,000	1
Series A-1 6.65%, 5/1/2040	200,000	203,458

		12,512,091

GEORGIA — 0.4%
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (d)	1,000,000	1,047,800

GUAM — 1.7%
Guam Power Authority Revenue Refunding Series A 5.00%, 10/1/2022 (d)	1,175,000	1,377,958
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,082,010
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2028	1,000,000	1,067,960
5.63%, 7/1/2040	1,000,000	1,035,210

		4,563,138

HAWAII — 0.1%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	380,000	384,830

ILLINOIS — 5.4%
Chicago O’Hare International Airport Revenue Series A 4.00%, 1/1/2032	1,020,000	959,382
Chicago, IL, General Obligation:
Series B 4.75%, 1/1/2032 (d)	100,000	100,330
Series C 5.00%, 1/1/2026	2,340,000	2,460,159
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,019,380
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	1,710,000	1,586,470
4.25%, 5/15/2043	430,000	379,780
Series C 4.50%, 11/15/2032	1,400,000	1,410,598
5.00%, 5/15/2043	675,000	678,449
5.75%, 5/15/2046	1,000,000	1,019,190
6.13%, 5/15/2027	1,000,000	1,076,800
7.13%, 2/1/2034	1,000,000	1,063,770
7.13%, 2/15/2039	1,100,000	1,152,635
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (f)	500,000	405,010
Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	500,000	592,935
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,111,730

		15,016,618

INDIANA — 2.2%
Indiana, State Finance Authority Revenue 5.00%, 10/1/2042	1,280,000	1,323,021
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,091,460
6.00%, 12/1/2026	550,000	583,924

See accompanying notes to financial statements.

254

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	$500,000	$517,920
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	1,500,000	1,666,665
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (e)	1,000,000	984,150

		6,167,140

IOWA — 1.2%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
5.00%, 12/1/2019	1,000,000	1,050,740
5.50%, 12/1/2022	1,000,000	1,042,480
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,128,607

		3,221,827

KANSAS — 1.6%
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	445,000	450,522
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,033,580
Overland Park, KS, Development Corp., Revenue Series B 5.13%, 1/1/2032 (d)	2,000,000	1,915,300
Wyandotte County-Kansas City Unified Government Utility System Revenue Series A 5.00%, 9/1/2044	845,000	917,932

		4,317,334

LOUISIANA — 1.8%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,148,150
Louisiana Public Facilities Authority 4.50%, 7/1/2037	1,370,000	1,320,529
Louisiana, Public Facilities Authority 6.50%, 7/1/2036	1,000,000	1,059,340
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	750,000	785,647
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	557,225

		4,870,891

MAINE — 1.4%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2019	1,500,000	1,639,860
5.00%, 7/1/2043	1,000,000	1,047,230
6.75%, 7/1/2036	500,000	552,095
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	526,575

		3,765,760

MARYLAND — 0.2%
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	449,361

MASSACHUSETTS — 0.7%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	500,000	500,960
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (d)	1,190,000	1,190,024
Series A 5.50%, 1/1/2016 (d)	250,000	250,257

		1,941,241

MICHIGAN — 2.2%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	900,000	741,753
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	972,718
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	1,255,000	1,298,059
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	490,000	538,074
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	1,590,000	1,508,004
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,012,430

		6,071,038

MINNESOTA — 0.4%
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	985,120

MISSISSIPPI — 0.9%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	1,029,710
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	290,000	288,654
Warren County, MS, Revenue Series A 5.38%, 12/1/2035	1,000,000	1,092,180

		2,410,544

MISSOURI — 0.4%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	271,174

See accompanying notes to financial statements.

255

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.00%, 5/1/2042	$435,000	$443,957
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A 4.00%, 5/1/2020	340,000	342,754

		1,057,885

NEBRASKA — 0.5%
Central Plains Energy Project, NE, Natural Gas Revenue 5.00%, 9/1/2032	1,250,000	1,310,550

NEVADA — 0.5%
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (d)	250,000	243,297
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (e)	1,000,000	1,045,240

		1,288,537

NEW JERSEY — 6.8%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	525,894
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2024	790,000	869,490
New Jersey Educational Facilities Authority Revenue Series D 5.00%, 7/1/2027	230,000	238,425
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	511,275
5.13%, 1/1/2034	1,000,000	1,069,200
5.25%, 9/15/2029	1,050,000	1,086,666
5.25%, 1/1/2044 (h)	250,000	252,140
5.75%, 9/15/2027	1,000,000	1,051,970
7.10%, 11/1/2031 (g)	1,000,000	—
New Jersey, Health Care Facilities Financing Authority Revenue:
Zero Coupon, 7/1/2035 (b)	430,000	150,229
4.50%, 8/15/2043	1,500,000	1,503,270
5.75%, 7/1/2037	970,000	993,096
New Jersey, State Turnpike Authority Revenue Series A 5.00%, 1/1/2038	1,300,000	1,417,078
New Jersey, Transportation Trust Fund Authority Revenue:
Series A Zero Coupon, 12/15/2025 (b)	450,000	284,076
Series A Zero Coupon, 12/15/2026 (b)	4,000,000	2,378,320
Series D 5.00%, 12/15/2023	1,290,000	1,497,071
Salem County, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2023	250,000	278,465
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	876,290
Series 1A 4.75%, 6/1/2034	1,000,000	749,690
Series 1A 5.00%, 6/1/2029	2,140,000	1,782,299
Series 1A 5.00%, 6/1/2041	1,860,000	1,384,993

		18,899,937

NEW MEXICO — 0.8%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032 (f)	500,000	413,410
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	1,938,480

		2,351,890

NEW YORK — 6.1%
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.25%, 4/1/2035	135,000	137,035
Build NYC Resource Corp. 5.00%, 4/1/2033	120,000	121,604
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	537,175
Erie Tobacco Asset Securitization Corp., Revenue Series A 5.00%, 6/1/2045	105,000	82,502
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	570,020
Long Island Power Authority Revenue Series A 6.00%, 5/1/2033	570,000	662,693
Metropolitan Transportation Authority Revenue:
Series B 4.00%, 11/15/2036	1,615,000	1,624,464
Series E 4.00%, 11/15/2038	540,000	535,588
Nassau County, Tobacco Settlement Corp.:
Series A-3 5.00%, 6/1/2035	115,000	93,945
Series A-2 5.25%, 6/1/2026	2,000,000	1,934,560
New York City Industrial Development Agency:
Series B 5.25%, 12/1/2036	1,000,000	1,015,370
7.50%, 8/1/2016	700,000	737,205
New York State Dormitory Authority Revenue:
Series A 4.25%, 5/1/2042	745,000	684,536
5.00%, 7/1/2035	140,000	135,577
6.25%, 12/1/2037	1,000,000	1,043,340
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (d)	100,000	101,197
5.00%, 1/1/2031 (d)	1,000,000	1,023,350
5.00%, 9/1/2035	500,000	501,670
5.25%, 12/1/2032	500,000	494,915
5.75%, 10/1/2037 (f)(g)	1,000,000	379,980
Series A 8.50%, 8/1/2028 (f)	500,000	525,775
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042	500,000	505,445

See accompanying notes to financial statements.

256

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Onondaga Civic Development Corp., Revenue Series A 5.13%, 7/1/2031	$2,000,000	$2,058,140
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	555,000	470,945
Series 1 5.13%, 6/1/2042	1,170,000	951,128

		16,928,159

NORTH CAROLINA — 0.2%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	498,215

OHIO — 4.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	971,934
Series A-2 5.38%, 6/1/2024	1,000,000	849,970
Series A-2 5.88%, 6/1/2030	4,000,000	3,273,040
Series A-2 5.88%, 6/1/2047	1,500,000	1,181,250
Series A-2 6.00%, 6/1/2042	1,110,000	884,004
Series A-3 6.25%, 6/1/2037 (i)	1,000,000	835,600
Series A-2 6.50%, 6/1/2047	1,000,000	851,830
Muskingum, OH, Hospital Revenue 5.00%, 2/15/2033	1,000,000	990,380
Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	790,000	891,262
6.75%, 6/1/2024	1,000,000	982,960
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	500,000	503,250
Toledo-Lucas County, OH, Port Authority Revenue Series A 5.00%, 7/1/2039	750,000	765,990

		12,981,470

OKLAHOMA — 1.3%
Comanche County Hospital Authority Revenue Series A 5.00%, 7/1/2032	440,000	448,721
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	1,035,580
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,127,049
Tulsa, OK, Municipal Airport Trust Trustees, Revenue 6.25%, 6/1/2020	1,000,000	1,003,540

		3,614,890

OREGON — 0.4%
Oregon State Facilities Authority Series A 5.00%, 10/1/2031	1,000,000	1,032,080

PENNSYLVANIA — 4.3%
Allegheny County, PA, Hospital Development Authority Revenue:
Series A 5.00%, 11/15/2028	120,000	136,072
Series A 5.38%, 11/15/2040	235,000	269,395
Delaware County, Authority Revenue Series A 5.00%, 12/15/2031	620,000	598,970
Delaware Valley Regional Finance Authority Revenue Series A 5.50%, 8/1/2028 (d)	2,000,000	2,339,480
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	569,657
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	427,804
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (e)	670,000	686,582
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,033,716
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	515,747
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A 5.00%, 7/1/2037	1,350,000	1,355,494
Series A 6.50%, 9/1/2038	1,165,000	1,212,159
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,089,342
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (d)	745,000	666,164
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	963,220

		11,863,802

PUERTO RICO — 8.1%
Children’s Trust Fund Revenue 5.50%, 5/15/2039	100,000	89,091
Puerto Rico Commonwealth, General Obligation Series A 8.00%, 7/1/2035	2,000,000	1,760,020
Puerto Rico Highways & Transportation Authority Revenue Series N 5.25%, 7/1/2033 (d)	2,000,000	1,876,520
Puerto Rico Infrastructure Financing Authority Revenue Series C 5.50%, 7/1/2027 (d)	3,000,000	2,931,960
Puerto Rico Public Buildings Authority Revenue:
5.50%, 7/1/2035 (d)	3,000,000	3,060,000
6.00%, 7/1/2027 (d)	3,000,000	3,079,200
Puerto Rico Sales Tax Financing Corp., Revenue:
Series C 5.25%, 8/1/2040	2,500,000	2,218,225
Subseries A 5.50%, 8/1/2022	2,000,000	1,953,780
Subseries A 6.00%, 8/1/2042	1,000,000	830,240
Puerto Rico, Electric Power Authority Revenue:
Series RR 5.00%, 7/1/2022 (d)	135,000	135,065
Series VV 5.25%, 7/1/2025 (d)	175,000	175,726
Series LL 5.50%, 7/1/2018 (d)	400,000	412,288

See accompanying notes to financial statements.

257

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 3/1/2021	$100,000	$98,161
5.00%, 10/1/2042	1,040,000	849,607
5.38%, 4/1/2042	1,000,000	836,070
5.50%, 12/1/2031	205,000	180,418
Puerto Rico, Sales Tax Financing Corp. Revenue Subseries A 5.38%, 8/1/2039	2,000,000	1,559,760
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043	430,000	372,234

		22,418,365

RHODE ISLAND — 0.3%
Rhode Island, Health & Educational Building Corp., Revenue Series E 5.00%, 5/15/2020 (d)	900,000	974,034

SOUTH CAROLINA — 0.9%
Charleston County Airport District Revenue Series A 5.25%, 7/1/2021	485,000	568,338
North Charleston Housing Authority Revenue Series A 5.10%, 8/20/2041	880,000	887,374
Piedmont Municipal Power Agency Revenue Subseries A-2 Zero Coupon, 1/1/2029 (b)(d)	1,275,000	688,908
South Carolina Jobs-Economic Development Authority Revenue 7.00%, 11/1/2033	270,000	282,288

		2,426,908

TENNESSEE — 1.7%
Memphis-Shelby County Airport Authority Revenue Series B 5.75%, 7/1/2023	1,495,000	1,707,888
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	396,100
Sullivan County Health Educational & Housing Facilities Board Revenue Series C 5.25%, 9/1/2036	1,000,000	1,037,690
Tennessee, State Energy Acquisition Corp., Gas Revenue:
Series A 5.25%, 9/1/2019	725,000	827,138
Series A 5.25%, 9/1/2026	640,000	735,104

		4,703,920

TEXAS — 5.8%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	869,610
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,103,790
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	270,000	282,739
Series A 6.00%, 8/15/2028	230,000	243,388
Decatur Hospital, TX, Authority Revenue Series A 5.25%, 9/1/2029	335,000	352,785
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	506,080
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	765,112
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	500,000	560,850
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,108,320
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	500,000	534,650
Lower Colorado, River Authority Revenue Series B 5.00%, 5/15/2032	1,750,000	1,917,895
New Hope, Cultural Education Facilities Corp., Revenue Series A 5.00%, 4/1/2046	1,000,000	1,035,850
Red River Authority Revenue Series B 6.70%, 11/1/2030	1,000,000	1,001,660
Red River Health Facilities Development Corp., Revenue Series A 7.50%, 11/15/2034	1,000,000	1,031,860
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 12/31/2038	1,000,000	1,219,720
7.00%, 6/30/2040	100,000	118,854
Texas State Turnpike Authority Revenue Series A Zero Coupon, 8/15/2030 (b)(d)	315,000	152,010
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (i)	1,000,000	70,000
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,000,000	1,067,450
Texas, State Transportation Commission, Turnpike System Revenue Series A 4.00%, 8/15/2038	1,000,000	949,420
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,123,030

		16,015,073

UTAH — 1.1%
Salt Lake County Ut Resh Series A-1 5.00%, 12/1/2033	1,000,000	1,054,710
Spanish Fork City Ut Chrt Sch Spaedu 5.55%, 11/15/2021 (e)	900,000	910,296
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	1,016,910

		2,981,916

See accompanying notes to financial statements.

258

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

VIRGIN ISLANDS — 0.2%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2025	$500,000	$533,370

VIRGINIA — 1.0%
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,041,286
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	515,770
5.50%, 1/1/2042	1,250,000	1,326,325

		2,883,381

WASHINGTON — 0.7%
Everett Public Facilities District Revenue Series A 5.00%, 12/1/2023	420,000	436,960
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	700,882
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	411,476
Washington, Health Care Facilities Authority Revenue 5.00%, 12/1/2042	320,000	336,371

		1,885,689

WISCONSIN — 1.8%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	1,019,820
Public Finance Authority, WI, Public Facilities Revenue:
5.00%, 4/1/2022	535,000	556,571
Series A 6.20%, 10/1/2042	325,000	333,181
Series A 7.00%, 5/1/2040	1,100,000	1,102,948
Wisconsin, Health & Educational Facilities Authority Revenue:
4.38%, 6/1/2039	470,000	468,571
5.50%, 5/1/2034	350,000	354,214
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,190,590

		5,025,895

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $266,790,889		272,309,507

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(j)(k) (Cost $1,453,283)	1,453,283	1,453,283

TOTAL INVESTMENTS — 99.3% (l)
(Cost $268,244,172		273,762,833
OTHER ASSETS & LIABILITIES — 0.7%		1,989,611

NET ASSETS — 100.0%		$275,752,444

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	5.34%
	National Public Finance Guarantee Corp.	3.18%
	Assured Guaranty Municipal Corp.	0.54%
	Assured Guaranty Corp.	0.35%

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.3% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is currently in default and/or issuer is in bankruptcy
(g)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(h)	When-issued security
(i)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(j)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

259

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.0%
ARIZONA — 1.0%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$245,000	$277,945
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	115,000	129,099

		407,044

CALIFORNIA — 36.4%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	370,000	523,236
California, State General Obligation:
5.70%, 11/1/2021	220,000	263,322
6.65%, 3/1/2022	370,000	460,336
7.30%, 10/1/2039	2,535,000	3,607,483
7.35%, 11/1/2039	485,000	693,860
7.50%, 4/1/2034	215,000	306,053
7.55%, 4/1/2039	245,000	368,313
7.63%, 3/1/2040	285,000	420,443
7.70%, 11/1/2030	45,000	55,506
7.95%, 3/1/2036	1,180,000	1,438,420
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	125,000	177,340
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	200,000	252,496
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	165,000	197,358
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue 7.62%, 8/1/2040	235,000	311,941
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	205,000	283,743
6.75%, 8/1/2049	100,000	143,012
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	130,000	162,741
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	125,000	151,056
6.17%, 7/1/2040	25,000	27,614
6.57%, 7/1/2045	285,000	396,184
6.60%, 7/1/2050	205,000	286,436
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	25,000	30,681
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	645,000	784,643
5.76%, 7/1/2029	40,000	48,504
6.76%, 7/1/2034	275,000	368,319
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	130,000	177,346
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	115,000	137,681
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	175,000	226,896
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	150,000	197,073
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	670,000	902,483
6.92%, 4/1/2040	220,000	296,190
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	115,000	143,951
6.00%, 11/1/2040	110,000	138,353
6.95%, 11/1/2050	120,000	168,064
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	180,000	214,573
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	70,000	81,688
University of California, Revenue:
5.77%, 5/15/2043	240,000	289,802
5.95%, 5/15/2045	155,000	191,909
6.27%, 5/15/2031	5,000	5,550
6.55%, 5/15/2048	240,000	313,850
6.58%, 5/15/2049	195,000	255,126

		15,499,575

COLORADO — 1.2%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	145,000	189,450
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	140,000	177,101
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	115,000	133,709
Denver, CO, General Obligation 5.65%, 8/1/2030	10,000	11,219

		511,479

CONNECTICUT — 0.7%
Connecticut, State General Obligation:
5.09%, 10/1/2030	125,000	140,733
5.63%, 12/1/2029	65,000	78,122
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	80,000	91,044

		309,899

DISTRICT OF COLUMBIA — 1.6%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	95,000	114,847
5.59%, 12/1/2034	155,000	186,941

See accompanying notes to financial statements.

260

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	$110,000	$132,002
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	175,000	235,559

		669,349

GEORGIA — 3.0%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	550,000	673,123
6.66%, 4/1/2057	445,000	542,958
7.06%, 4/1/2057	30,000	34,025
Georgia, State General Obligation 4.50%, 11/1/2025	25,000	28,038

		1,278,144

ILLINOIS — 5.2%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	150,000	154,140
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	275,000	329,662
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	155,000	197,396
6.85%, 1/1/2038	15,000	16,688
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	200,000	229,716
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	115,000	137,202
Chicago, IL, Water Revenue 6.74%, 11/1/2040	60,000	74,120
Cook County, IL, General Obligation 6.23%, 11/15/2034	160,000	184,598
Illinois, State General Obligation:
6.73%, 4/1/2035	235,000	273,044
7.35%, 7/1/2035	265,000	320,872
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	80,000	96,442
6.18%, 1/1/2034	175,000	219,455

		2,233,335

INDIANA — 0.4%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	130,000	164,388

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	175,000	189,768

KENTUCKY — 0.5%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	150,000	193,105

LOUISIANA — 0.2%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	70,000	77,720

MARYLAND — 0.5%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	180,000	227,873

MASSACHUSETTS — 3.1%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	636,608
Series D 4.50%, 8/1/2031	15,000	16,358
4.91%, 5/1/2029	200,000	226,656
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	120,000	139,714
5.72%, 8/15/2039	165,000	201,491
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	70,000	79,012

		1,299,839

MICHIGAN — 0.0% (a)
Michigan, State General Obligation Series B 7.63%, 9/15/2027	5,000	6,088

MISSOURI — 0.7%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	50,000	58,195
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	128,359
5.96%, 11/1/2039	85,000	106,451

		293,005

NEVADA — 1.2%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	15,000	20,673
6.88%, 7/1/2042	345,000	377,806
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	115,000	128,655

		527,134

NEW JERSEY — 6.9%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	535,000	619,097
6.10%, 12/15/2028	285,000	315,016
6.56%, 12/15/2040	40,000	51,849
6.88%, 12/15/2039	215,000	240,701
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	1,085,000	1,519,879
Rutgers University, Revenue 5.67%, 5/1/2040	160,000	195,213

		2,941,755

See accompanying notes to financial statements.

261

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

NEW YORK — 13.6%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	$230,000	$277,723
5.72%, 6/15/2042	215,000	268,793
5.75%, 6/15/2041	240,000	298,980
5.79%, 6/15/2041	5,000	5,412
5.88%, 6/15/2044	30,000	38,500
5.95%, 6/15/2042	155,000	199,277
6.01%, 6/15/2042	160,000	206,741
6.28%, 6/15/2042	5,000	5,608
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	160,000	192,238
5.57%, 11/1/2038	165,000	199,068
5.77%, 8/1/2036	125,000	152,977
6.83%, 7/15/2040	115,000	146,051
New York, NY, General Obligation:
5.21%, 10/1/2031	115,000	129,705
5.52%, 10/1/2037	215,000	252,318
5.85%, 6/1/2040	75,000	91,610
Series G-1 5.97%, 3/1/2036	105,000	128,324
5.99%, 12/1/2036	170,000	207,096
6.25%, 6/1/2035	5,000	5,717
6.27%, 12/1/2037	175,000	223,496
6.65%, 12/1/2031	5,000	5,939
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	201,143
6.09%, 11/15/2040	185,000	234,236
6.55%, 11/15/2031	5,000	6,300
6.65%, 11/15/2039	130,000	171,899
6.67%, 11/15/2039	180,000	238,732
6.69%, 11/15/2040	55,000	73,304
6.81%, 11/15/2040	175,000	236,106
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	285,000	414,994
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	86,805
5.39%, 3/15/2040	190,000	226,679
5.43%, 3/15/2039	25,000	29,382
5.50%, 3/15/2030	10,000	11,800
5.60%, 3/15/2040	295,000	358,581
5.63%, 3/15/2039	105,000	125,786
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	180,000	215,914
Series C 5.84%, 3/15/2040	120,000	146,591

		5,813,825

NORTH CAROLINA — 0.1%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	30,000	32,961

OHIO — 4.4%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	315,000	355,925
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	230,000	275,043
6.05%, 2/15/2043	210,000	255,753
Series E 6.27%, 2/15/2050	5,000	6,151
7.50%, 2/15/2050	5,000	6,925
7.83%, 2/15/2041	55,000	77,915
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	185,000	226,129
8.08%, 2/15/2050	295,000	444,016
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	55,000	61,122
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	130,000	143,653

		1,852,632

OREGON — 0.4%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	125,000	154,558

PENNSYLVANIA — 2.0%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	120,000	143,755
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	55,000	60,304
5.35%, 5/1/2030	15,000	16,481
5.45%, 2/15/2030	190,000	223,110
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	150,000	175,241
5.56%, 12/1/2049	110,000	129,862
6.11%, 12/1/2039	75,000	92,189

		840,942

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	165,000	214,459

TENNESSEE — 0.8%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	145,000	186,206
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	153,295

		339,501

TEXAS — 10.0%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	175,000	213,309

See accompanying notes to financial statements.

262

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	$160,000	$181,525
5.02%, 12/1/2048	260,000	298,251
6.00%, 12/1/2044	135,000	174,010
6.25%, 12/1/2034	5,000	5,524
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	185,000	233,233
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	155,000	180,090
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	385,000	529,013
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	187,004
5.81%, 2/1/2041	50,000	62,569
5.99%, 2/1/2039	165,000	211,703
Texas, State General Obligation:
4.63%, 4/1/2033	220,000	242,205
4.68%, 4/1/2040	325,000	359,343
5.52%, 4/1/2039	150,000	186,861
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	20,000	23,296
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	515,000	605,279
University of Texas, Revenue:
4.79%, 8/15/2046	105,000	118,949
5.13%, 8/15/2042	220,000	258,808
5.26%, 7/1/2039	160,000	191,675
Series B 6.28%, 8/15/2041	5,000	5,635

		4,268,282

UTAH — 1.0%
Utah, State General Obligation:
3.54%, 7/1/2025	225,000	234,522
4.55%, 7/1/2024	50,000	56,129
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	120,000	149,390

		440,041

VIRGINIA — 0.5%
University of Virginia, Revenue 6.20%, 9/1/2039	45,000	60,431
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	140,000	162,830

		223,261

WASHINGTON — 1.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	160,000	192,581
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	115,000	138,478
Washington, State General Obligation:
5.09%, 8/1/2033	70,000	80,130
5.14%, 8/1/2040	170,000	197,870
Series D 5.48%, 8/1/2039	110,000	134,029

		743,088

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $40,702,934)		41,753,050

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e) (Cost $289,966)	289,966	289,966

TOTAL INVESTMENTS — 98.7% (f)
(Cost $40,992,900)		42,043,016
OTHER ASSETS & LIABILITIES — 1.3%		553,011

NET ASSETS — 100.0%		$42,596,027

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.42%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

263

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 4.6%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	11,088,000	$10,689,798
2.00%, 8/21/2035	AUD	2,056,600	2,095,395
2.50%, 9/20/2030	AUD	5,548,000	6,061,553
3.00%, 9/20/2025	AUD	7,961,100	8,962,096
4.00%, 8/20/2020	AUD	14,346,000	16,124,270

			43,933,112

BRAZIL — 4.5%
Federal Republic of Brazil:
6.00%, 8/15/2018	BRL	9,789,380	4,501,690
6.00%, 8/15/2022	BRL	29,351,436	13,368,082
6.00%, 8/15/2024	BRL	24,459,530	11,097,914
6.00%, 5/15/2035	BRL	21,568,414	9,606,962
6.00%, 8/15/2040	BRL	9,783,812	4,335,906

			42,910,554

CANADA — 4.7%
Government of Canada:
1.50%, 12/1/2044	CAD	6,497,580	7,211,115
2.00%, 12/1/2041	CAD	5,065,390	6,201,970
3.00%, 12/1/2036	CAD	6,685,250	9,323,324
4.00%, 12/1/2031	CAD	5,479,680	8,111,768
4.25%, 12/1/2021	CAD	5,500,076	6,818,204
4.25%, 12/1/2026	CAD	5,701,600	7,900,288

			45,566,669

CHILE — 4.5%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,402,361,000	4,513,620
3.00%, 7/1/2017	CLP	2,402,361,000	4,524,684
3.00%, 1/1/2018	CLP	2,402,361,000	4,545,295
3.00%, 3/1/2028	CLP	3,123,069,300	6,239,201
3.00%, 1/1/2030	CLP	7,207,083,002	14,462,979
3.00%, 2/1/2031	CLP	3,363,305,400	6,781,343
5.00%, 1/1/2016	CLP	1,201,180,500	2,282,518

			43,349,640

FRANCE — 16.8%
French Treasury Note 0.45%, 7/25/2016	EUR	10,519,400	14,721,298
Republic of France:
0.70%, 7/25/2030	EUR	7,038,220	9,783,818
1.00%, 7/25/2017	EUR	13,626,000	19,614,030
1.10%, 7/25/2022	EUR	2,719,200	4,101,622
1.60%, 7/25/2015	EUR	20,382,150	28,557,837
1.80%, 7/25/2040	EUR	8,038,450	13,764,461
2.25%, 7/25/2020	EUR	23,247,070	37,091,614
3.15%, 7/25/2032	EUR	8,181,954	16,026,046
3.40%, 7/25/2029	EUR	8,784,230	17,230,383

			160,891,109

GERMANY — 4.8%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	10,382,180	14,681,791
1.50%, 4/15/2016	EUR	9,905,475	13,954,707
1.75%, 4/15/2020	EUR	10,984,700	17,089,617

			45,726,115

ISRAEL — 4.6%
State of Israel:
0.10%, 10/31/2016	ILS	21,935,475	6,532,925
1.75%, 9/29/2023	ILS	6,101,694	1,951,654
2.75%, 8/30/2041	ILS	19,260,270	6,758,460
4.00%, 7/30/2021	ILS	45,650,955	16,779,168
4.00%, 7/31/2024	ILS	30,865,500	11,865,179

			43,887,386

ITALY — 4.7%
Republic of Italy:
2.10%, 9/15/2016	EUR	2,361,524	3,368,707
2.10%, 9/15/2017	EUR	5,826,750	8,422,453
2.35%, 9/15/2019	EUR	2,219,940	3,307,813
2.35%, 9/15/2024 (a)	EUR	5,542,020	8,116,087
2.35%, 9/15/2035	EUR	3,595,980	5,094,281
2.60%, 9/15/2023	EUR	5,723,750	8,610,154
3.10%, 9/15/2026	EUR	5,316,750	8,306,194

			45,225,689

JAPAN — 4.7%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	1,049,425,000	11,177,430
0.10%, 3/10/2024	JPY	813,600,000	8,669,673
1.10%, 12/10/2016 (b)	JPY	814,399,999	8,951,527
1.40%, 6/10/2018 (b)	JPY	1,470,300,000	16,806,746

			45,605,376

MEXICO — 4.6%
United Mexican States:
2.00%, 6/9/2022	MXN	189,851,899	14,574,825
2.50%, 12/10/2020	MXN	51,311,100	4,135,580
4.50%, 11/22/2035	MXN	200,113,290	18,672,716
5.00%, 6/16/2016	MXN	76,966,650	6,512,946

			43,896,067

POLAND — 3.6%
Republic of Poland:
2.75%, 8/25/2023	PLN	41,904,723	14,821,966
3.00%, 8/24/2016	PLN	56,630,353	19,348,906

			34,170,872

SOUTH AFRICA — 4.6%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	89,794,080	8,768,148
2.50%, 1/31/2017	ZAR	118,417,785	11,633,854
2.50%, 3/31/2046	ZAR	34,916,911	3,732,834
2.50%, 12/31/2050	ZAR	43,734,366	4,641,414
3.45%, 12/7/2033	ZAR	125,437,899	14,990,424

			43,766,674

SOUTH KOREA — 3.5%
Republic of South Korea:
1.13%, 6/10/2023	KRW	7,090,930,000	6,778,582
2.75%, 3/10/2017	KRW	5,365,968,229	5,533,026
2.75%, 6/10/2020	KRW	20,091,708,000	21,461,814

			33,773,422

SWEDEN — 5.0%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	76,633,284	11,547,395

See accompanying notes to financial statements.

264

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

0.50%, 6/1/2017	SEK	22,790,020	$3,509,120
3.50%, 12/1/2015	SEK	49,000,720	7,741,822
3.50%, 12/1/2028	SEK	73,501,080	15,526,125
4.00%, 12/1/2020	SEK	51,219,840	9,648,527

			47,972,989

TURKEY — 4.5%
Republic of Turkey:
2.00%, 10/26/2022	TRY	23,343,120	11,025,752
2.50%, 5/4/2016	TRY	9,131,613	4,347,755
2.80%, 11/8/2023	TRY	10,760,320	5,444,560
3.00%, 2/23/2022	TRY	23,898,660	12,078,500
4.00%, 4/1/2020	TRY	20,574,975	10,827,310

			43,723,877

UNITED KINGDOM — 18.9%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	4,218,730	7,452,154
0.25%, 3/22/2052	GBP	4,225,080	7,987,180
0.38%, 3/22/2062	GBP	3,252,390	6,764,127
0.50%, 3/22/2050	GBP	7,188,480	14,665,373
0.63%, 11/22/2042	GBP	3,610,050	7,349,201
0.75%, 11/22/2047	GBP	4,922,240	10,615,934
1.13%, 11/22/2037	GBP	5,056,680	11,010,900
1.25%, 11/22/2017	GBP	7,258,680	13,488,542
1.25%, 11/22/2027	GBP	5,533,206	11,221,326
1.25%, 11/22/2032	GBP	4,709,960	10,018,845
1.25%, 11/22/2055	GBP	5,719,989	15,190,299
1.88%, 11/22/2022	GBP	7,707,716	15,790,085
2.00%, 1/26/2035	GBP	4,356,567	10,562,507
2.50%, 7/26/2016	GBP	3,088,616	5,727,650
2.50%, 4/16/2020	GBP	3,523,501	7,100,898
4.13%, 7/22/2030	GBP	9,330,125	26,768,965

			181,713,986

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $875,216,452)			946,113,537

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e) (Cost $336,027)		336,027	336,027

TOTAL INVESTMENTS — 98.7% (f)
(Cost $875,552,479)			946,449,564
OTHER ASSETS & LIABILITIES — 1.3%			12,758,895

NET ASSETS — 100.0%			$959,208,459

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

At June 30, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

						Unrealized
					Settlement	Appreciation
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Standard Chartered Bank	USD	3,951,008	KRW	4,000,000,000	7/31/2014	$1,485

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira

See accompanying notes to financial statements.

265

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

ZAR — South African Rand

See accompanying notes to financial statements.

266

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.1%
AUSTRALIA — 3.9%
Commonwealth of Australia:
4.75%, 10/21/2015	AUD	2,250,000	$2,185,207
4.75%, 6/15/2016	AUD	4,325,000	4,253,603
6.00%, 2/15/2017	AUD	4,060,000	4,158,637

			10,597,447

AUSTRIA — 3.5%
Republic of Austria:
3.20%, 2/20/2017 (a)	EUR	1,100,000	1,627,063
3.50%, 7/15/2015 (a)	EUR	2,200,000	3,118,670
4.00%, 9/15/2016 (a)	EUR	3,200,000	4,757,370

			9,503,103

BELGIUM — 4.5%
Kingdom of Belgium:
2.75%, 3/28/2016 (a)	EUR	2,350,000	3,365,480
3.25%, 9/28/2016 (a)	EUR	1,950,000	2,856,305
3.75%, 9/28/2015 (a)	EUR	1,800,000	2,576,678
4.00%, 3/28/2017 (a)	EUR	2,375,000	3,590,237

			12,388,700

CANADA — 4.6%
Government of Canada:
1.00%, 11/1/2015	CAD	1,025,000	961,940
1.00%, 5/1/2016	CAD	700,000	656,120
1.00%, 8/1/2016	CAD	2,400,000	2,248,472
1.25%, 2/1/2016	CAD	3,200,000	3,013,164
1.50%, 8/1/2015	CAD	2,250,000	2,123,574
1.50%, 2/1/2017	CAD	3,325,000	3,147,130
2.75%, 9/1/2016	CAD	500,000	485,861

			12,636,261

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 8/1/2016	CLP	60,000,000	112,838
6.00%, 1/1/2017	CLP	130,000,000	246,187

			359,025

CZECH REPUBLIC — 0.8%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	21,500,000	1,076,880
4.00%, 4/11/2017	CZK	20,000,000	1,099,010

			2,175,890

DENMARK — 1.8%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	15,325,000	2,973,616
4.00%, 11/15/2015	DKK	10,250,000	1,983,766

			4,957,382

FINLAND — 1.6%
Finland Government Bond:
1.75%, 4/15/2016 (a)	EUR	2,113,000	2,979,880
1.88%, 4/15/2017 (a)	EUR	1,000,000	1,433,911

			4,413,791

FRANCE — 5.6%
French Treasury Note:
1.75%, 2/25/2017	EUR	1,500,000	2,141,440
2.00%, 7/12/2015	EUR	350,000	488,740
2.25%, 2/25/2016	EUR	700,000	992,900
2.50%, 7/25/2016	EUR	2,000,000	2,872,921
Republic of France:
0.25%, 11/25/2015	EUR	2,675,000	3,672,219
0.25%, 11/25/2016	EUR	2,000,000	2,746,283
3.00%, 10/25/2015	EUR	1,100,000	1,564,245
3.25%, 4/25/2016	EUR	100,000	144,779
5.00%, 10/25/2016	EUR	500,000	761,939

			15,385,466

GERMANY — 5.2%
Bundesobligation 2.00%, 2/26/2016	EUR	1,100,000	1,555,012
Bundesschatzanweisungen:
Zero Coupon, 12/11/2015 (b)	EUR	1,000,000	1,368,329
0.25%, 9/11/2015	EUR	500,000	686,362
0.25%, 3/11/2016	EUR	725,000	996,088
Federal Republic of Germany:
0.75%, 2/24/2017	EUR	1,650,000	2,301,027
1.25%, 10/14/2016	EUR	1,000,000	1,407,281
3.25%, 7/4/2015	EUR	1,000,000	1,413,251
3.50%, 1/4/2016	EUR	1,600,000	2,304,773
3.75%, 1/4/2017	EUR	1,500,000	2,244,434

			14,276,557

HONG KONG — 0.4%
Hong Kong Government Bond Programme 1.02%, 4/10/2017	HKD	7,700,000	998,149

IRELAND — 1.0%
Ireland Government Bond 4.60%, 4/18/2016	EUR	1,900,000	2,803,643

ISRAEL — 1.3%
Israel Government Bond — Fixed:
2.50%, 5/31/2016	ILS	11,000,000	3,309,250
4.25%, 8/31/2016	ILS	450,000	140,586

			3,449,836

ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
1.15%, 5/15/2017	EUR	1,500,000	2,071,223
2.75%, 11/15/2016	EUR	1,000,000	1,432,884
Republic of Italy:
Zero Coupon, 12/31/2015 (b)	EUR	300,000	407,299
Zero Coupon, 4/29/2016 (b)	EUR	650,000	879,571
1.50%, 12/15/2016	EUR	1,000,000	1,393,193
2.75%, 12/1/2015	EUR	470,000	663,427
3.00%, 11/1/2015	EUR	1,500,000	2,121,847
3.75%, 8/1/2015	EUR	1,100,000	1,559,145
3.75%, 4/15/2016	EUR	1,000,000	1,446,247
3.75%, 8/1/2016	EUR	500,000	728,448

See accompanying notes to financial statements.

267

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

4.00%, 2/1/2017	EUR	1,000,000	$1,482,379
4.50%, 7/15/2015	EUR	350,000	499,134
4.75%, 9/15/2016	EUR	700,000	1,043,132

			15,727,929

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 9/15/2015	JPY	300,000,000	2,962,240
0.10%, 10/15/2015	JPY	300,000,000	2,962,269
0.10%, 11/15/2015	JPY	160,000,000	1,579,891
0.10%, 12/15/2015	JPY	300,000,000	2,962,317
0.10%, 2/15/2016	JPY	220,000,000	2,172,387
0.10%, 5/15/2016	JPY	255,000,000	2,518,010
0.10%, 6/15/2016	JPY	150,000,000	1,481,179
Government of Japan 5 Year Bond:
0.20%, 6/20/2017	JPY	650,000,000	6,436,466
0.30%, 6/20/2016	JPY	500,000,000	4,956,651
0.30%, 9/20/2016	JPY	500,000,000	4,959,030
0.30%, 3/20/2017	JPY	595,000,000	5,906,660
0.40%, 9/20/2015	JPY	550,000,000	5,450,584
0.40%, 6/20/2016	JPY	200,000,000	1,986,536
0.60%, 12/20/2015	JPY	350,000,000	3,481,340
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	650,000,000	6,449,735
1.70%, 9/20/2016	JPY	150,000,000	1,533,601
1.80%, 3/20/2016	JPY	485,000,000	4,928,716

			62,727,612

MALAYSIA — 1.5%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	8,600,000	2,671,932
3.39%, 3/15/2017	MYR	5,000,000	1,552,724

			4,224,656

MEXICO — 2.6%
Mexican Bonos:
5.00%, 6/15/2017	MXN	22,000,000	1,753,995
6.25%, 6/16/2016	MXN	22,250,000	1,808,327
7.25%, 12/15/2016	MXN	23,400,000	1,955,006
8.00%, 12/17/2015	MXN	20,000,000	1,645,823

			7,163,151

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (a)(b)	EUR	2,775,000	3,794,179
0.50%, 4/15/2017	EUR	1,575,000	2,176,147
2.50%, 1/15/2017 (a)	EUR	1,700,000	2,467,348
3.25%, 7/15/2015 (a)	EUR	2,100,000	2,970,742
4.00%, 7/15/2016 (a)	EUR	700,000	1,034,505

			12,442,921

NORWAY — 0.7%
Norway Government Bond 4.25%, 5/19/2017	NOK	11,000,000	1,932,693

POLAND — 3.1%
Poland Government Bond:
Zero Coupon, 7/25/2015 (b)	PLN	2,500,000	802,845
Zero Coupon, 1/25/2016 (b)	PLN	5,000,000	1,585,603
Zero Coupon, 7/25/2016 (b)	PLN	2,050,000	641,659
4.75%, 10/25/2016	PLN	4,000,000	1,382,817
4.75%, 4/25/2017	PLN	5,000,000	1,741,034
5.00%, 4/25/2016	PLN	4,775,000	1,642,089
6.25%, 10/24/2015	PLN	1,750,000	604,464

			8,400,511

SINGAPORE — 1.3%
Government of Singapore:
1.13%, 4/1/2016	SGD	900,000	731,195
2.38%, 4/1/2017	SGD	165,000	139,564
2.88%, 7/1/2015	SGD	1,550,000	1,275,069
3.75%, 9/1/2016	SGD	1,650,000	1,419,883

			3,565,711

SLOVAKIA — 0.8%
Slovakia Government Bond 3.50%, 2/24/2016	EUR	1,525,000	2,197,572

SLOVENIA — 0.3%
Slovenia Government International Bond 4.70%, 11/1/2016 (a)	EUR	600,000	889,419

SOUTH AFRICA — 0.5%
South Africa Government Bond 13.50%, 9/15/2015	ZAR	14,000,000	1,416,798

SOUTH KOREA — 4.6%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	6,350,000,000	6,287,040
2.75%, 6/10/2016	KRW	3,100,000,000	3,068,985
2.80%, 8/2/2015	KRW	175,000,000	173,282
2.81%, 10/2/2015	KRW	1,400,000,000	1,386,670
3.00%, 12/10/2016	KRW	1,700,000,000	1,692,585

			12,608,562

SPAIN — 4.5%
Kingdom of Spain:
2.10%, 4/30/2017	EUR	600,000	851,818
3.25%, 4/30/2016	EUR	1,500,000	2,156,974
3.30%, 7/30/2016	EUR	2,350,000	3,399,614
3.75%, 10/31/2015	EUR	1,500,000	2,145,026
3.80%, 1/31/2017	EUR	1,000,000	1,478,389
4.00%, 7/30/2015	EUR	875,000	1,244,849
4.25%, 10/31/2016	EUR	750,000	1,112,103

			12,388,773

SWEDEN — 1.3%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	10,975,000	1,725,538
4.50%, 8/12/2015	SEK	12,400,000	1,939,080

			3,664,618

See accompanying notes to financial statements.

268

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

SWITZERLAND — 1.2%
Switzerland Government Bond:
2.00%, 10/12/2016	CHF	1,250,000	$1,473,275
2.50%, 3/12/2016	CHF	1,440,000	1,692,016

			3,165,291

THAILAND — 0.8%
Thailand Government Bond:
3.13%, 12/11/2015	THB	37,000,000	1,154,472
3.25%, 6/16/2017	THB	32,000,000	1,005,148

			2,159,620

TURKEY — 1.7%
Turkey Government Bond:
8.30%, 10/7/2015	TRY	2,550,000	1,204,464
10.70%, 2/24/2016	TRY	7,050,000	3,456,006

			4,660,470

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.75%, 1/22/2017	GBP	1,660,000	2,873,715
2.00%, 1/22/2016	GBP	1,500,000	2,609,529
4.00%, 9/7/2016	GBP	1,600,000	2,910,053
4.75%, 9/7/2015	GBP	1,815,000	3,252,710
8.00%, 12/7/2015	GBP	435,000	821,785

			12,467,792

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $263,373,038)			265,749,349

	Shares
SHORT TERM INVESTMENT — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e) (Cost $4,619,073)		4,619,073	4,619,073

TOTAL INVESTMENTS — 98.8% (f)
(Cost $267,992,111)			270,368,422
OTHER ASSETS & LIABILITIES — 1.2%			3,237,705

NET ASSETS — 100.0%			$273,606,127

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 13.7% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

At June 30, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

						Unrealized
					Settlement	Appreciation
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Citibank N.A.	USD	3,820,889	RUB	130,000,000	7/31/2014	$(27,141)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar

See accompanying notes to financial statements.

269

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

270

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.4%
AUSTRALIA — 3.3%
Commonwealth of Australia:
2.75%, 4/21/2024	AUD	5,000,000	$4,408,395
3.25%, 10/21/2018	AUD	7,000,000	6,697,071
3.25%, 4/21/2025	AUD	2,500,000	2,279,800
3.25%, 4/21/2029	AUD	2,000,000	1,747,860
4.25%, 7/21/2017	AUD	5,400,000	5,326,708
4.25%, 4/21/2026	AUD	5,010,000	4,984,134
4.50%, 4/15/2020	AUD	6,250,000	6,329,048
4.50%, 4/21/2033	AUD	2,500,000	2,497,475
4.75%, 10/21/2015	AUD	3,000,000	2,913,609
4.75%, 6/15/2016	AUD	7,000,000	6,884,445
4.75%, 4/21/2027	AUD	2,400,000	2,492,467
5.25%, 3/15/2019	AUD	5,830,000	6,052,527
5.50%, 1/21/2018	AUD	7,100,000	7,312,298
5.50%, 4/21/2023	AUD	7,300,000	7,949,186
5.75%, 5/15/2021	AUD	2,000,000	2,176,443
5.75%, 7/15/2022	AUD	3,500,000	3,848,385
5.75%, 7/15/2022	AUD	2,350,000	2,583,915
6.00%, 2/15/2017	AUD	4,300,000	4,404,467

			80,888,233

AUSTRIA — 3.6%
Republic of Austria:
1.15%, 10/19/2018 (a)	EUR	4,750,000	6,719,574
1.65%, 10/21/2024 (a)	EUR	500,000	690,263
1.75%, 10/20/2023 (a)	EUR	3,500,000	4,944,892
1.95%, 6/18/2019 (a)	EUR	4,000,000	5,859,416
2.40%, 5/23/2034 (a)	EUR	2,000,000	2,832,640
3.15%, 6/20/2044 (a)	EUR	2,000,000	3,213,845
3.20%, 2/20/2017 (a)	EUR	3,750,000	5,546,804
3.40%, 11/22/2022 (a)	EUR	2,950,000	4,739,743
3.50%, 7/15/2015 (a)	EUR	2,700,000	3,827,458
3.50%, 9/15/2021 (a)	EUR	2,500,000	4,024,960
3.65%, 4/20/2022 (a)	EUR	2,000,000	3,258,304
3.65%, 4/20/2022 (a)	EUR	375,000	610,932
3.80%, 1/26/2062 (a)	EUR	1,000,000	1,916,126
3.90%, 7/15/2020 (a)	EUR	4,600,000	7,468,919
4.00%, 9/15/2016 (a)	EUR	2,800,000	4,162,699
4.15%, 3/15/2037 (a)	EUR	2,600,000	4,742,816
4.30%, 9/15/2017 (a)	EUR	3,000,000	4,642,693
4.35%, 3/15/2019 (a)	EUR	200,000	323,530
4.65%, 1/15/2018 (a)	EUR	5,000,000	7,905,474
4.85%, 3/15/2026 (a)	EUR	2,000,000	3,647,197
6.25%, 7/15/2027	EUR	2,915,000	6,040,489

			87,118,774

BELGIUM — 4.5%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	4,900,000	6,938,950
2.25%, 6/22/2023	EUR	3,500,000	5,095,266
2.60%, 6/22/2024 (a)	EUR	3,600,000	5,333,262
2.75%, 3/28/2016 (a)	EUR	1,600,000	2,291,390
3.00%, 9/28/2019	EUR	1,650,000	2,531,116
3.00%, 6/22/2034 (a)	EUR	2,000,000	2,926,970
3.25%, 9/28/2016 (a)	EUR	2,925,000	4,284,457
3.50%, 6/28/2017 (a)	EUR	5,900,000	8,862,634
3.75%, 9/28/2015 (a)	EUR	2,500,000	3,578,719
3.75%, 9/28/2020 (a)	EUR	2,000,000	3,218,714
3.75%, 6/22/2045	EUR	1,500,000	2,455,044
4.00%, 3/28/2017 (a)	EUR	500,000	755,839
4.00%, 3/28/2018 (a)	EUR	2,000,000	3,110,989
4.00%, 3/28/2019	EUR	3,380,000	5,378,114
4.00%, 3/28/2022	EUR	5,500,000	9,090,234
4.00%, 3/28/2032	EUR	2,865,000	4,802,913
4.25%, 9/28/2021 (a)	EUR	3,750,000	6,269,428
4.25%, 9/28/2022	EUR	3,000,000	5,049,823
4.25%, 3/28/2041 (a)	EUR	2,900,000	5,144,838
4.50%, 3/28/2026 (a)	EUR	1,400,000	2,430,355
5.00%, 3/28/2035 (a)	EUR	4,000,000	7,606,013
5.50%, 9/28/2017 (a)	EUR	4,200,000	6,721,622
5.50%, 3/28/2028	EUR	3,245,000	6,215,296

			110,091,986

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,000,000	940,121
Government of Canada:
1.00%, 11/1/2015	CAD	8,000,000	7,507,825
1.00%, 5/1/2016	CAD	8,500,000	7,967,169
1.00%, 8/1/2016	CAD	1,800,000	1,686,354
1.25%, 3/1/2018	CAD	2,500,000	2,339,013
1.25%, 9/1/2018	CAD	3,200,000	2,978,946
1.50%, 8/1/2015	CAD	3,000,000	2,831,432
1.50%, 2/1/2017	CAD	725,000	686,216
1.50%, 3/1/2017	CAD	3,900,000	3,693,787
1.50%, 9/1/2017	CAD	3,500,000	3,307,576
1.50%, 6/1/2023	CAD	4,200,000	3,743,428
1.75%, 3/1/2019	CAD	7,475,000	7,085,863
1.75%, 9/1/2019	CAD	4,000,000	3,777,834
2.00%, 6/1/2016	CAD	2,000,000	1,909,628
2.25%, 6/1/2025	CAD	2,000,000	1,857,954
2.50%, 6/1/2024	CAD	5,280,000	5,071,060
2.75%, 9/1/2016	CAD	2,800,000	2,720,822
2.75%, 6/1/2022	CAD	3,600,000	3,566,709
3.25%, 6/1/2021	CAD	3,000,000	3,073,483
3.50%, 6/1/2020	CAD	3,000,000	3,102,324
3.50%, 12/1/2045	CAD	5,000,000	5,395,954
3.75%, 6/1/2019	CAD	3,575,000	3,703,514
4.00%, 6/1/2016	CAD	7,530,000	7,456,690
4.00%, 6/1/2017	CAD	1,800,000	1,825,568
4.00%, 6/1/2041	CAD	4,200,000	4,835,905
4.25%, 6/1/2018	CAD	1,750,000	1,821,272
5.00%, 6/1/2037	CAD	4,750,000	6,154,687
5.75%, 6/1/2029	CAD	3,490,000	4,575,188
5.75%, 6/1/2033	CAD	3,500,000	4,776,581
8.00%, 6/1/2027	CAD	1,000,000	1,520,922

			111,913,825

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos 6.00%, 2/1/2016	CLP	500,000,000	933,146
Chile Government International Bond 5.50%, 8/5/2020	CLP	500,000,000	942,800

			1,875,946

See accompanying notes to financial statements.

271

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	48,500,000	$2,429,240
0.85%, 3/17/2018	CZK	54,000,000	2,736,233
1.50%, 10/29/2019	CZK	53,750,000	2,802,921
2.40%, 9/17/2025	CZK	30,000,000	1,593,749
2.50%, 8/25/2028	CZK	30,000,000	1,552,450
4.85%, 11/26/2057	CZK	5,000,000	316,226
5.00%, 4/11/2019	CZK	50,000,000	3,017,864
5.70%, 5/25/2024	CZK	20,000,000	1,382,616

			15,831,299

DENMARK — 1.6%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	22,000,000	4,112,576
2.50%, 11/15/2016	DKK	18,000,000	3,492,665
3.00%, 11/15/2021	DKK	20,000,000	4,216,558
4.00%, 11/15/2015	DKK	20,000,000	3,870,763
4.00%, 11/15/2017	DKK	20,000,000	4,140,160
4.00%, 11/15/2019	DKK	32,000,000	6,955,563
4.50%, 11/15/2039	DKK	36,700,000	9,689,496
7.00%, 11/10/2024	DKK	10,000,000	2,847,389

			39,325,170

FINLAND — 1.4%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	5,200,000	7,351,609
1.75%, 4/15/2016 (a)	EUR	100,000	141,026
1.88%, 4/15/2017 (a)	EUR	5,100,000	7,312,947
2.00%, 4/15/2024 (a)	EUR	5,100,000	7,333,127
2.63%, 7/4/2042 (a)	EUR	1,000,000	1,473,000
2.75%, 7/4/2028 (a)	EUR	2,000,000	3,021,320
3.38%, 4/15/2020 (a)	EUR	5,000,000	7,891,618

			34,524,647

FRANCE — 6.5%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	2,804,244
1.75%, 2/25/2017	EUR	3,000,000	4,282,880
2.00%, 7/12/2015	EUR	5,300,000	7,400,915
2.25%, 2/25/2016	EUR	4,000,000	5,673,715
2.50%, 7/25/2016	EUR	1,450,000	2,082,868
Republic of France:
0.25%, 11/25/2015	EUR	5,500,000	7,550,357
0.25%, 11/25/2016	EUR	7,500,000	10,298,560
1.00%, 5/25/2018	EUR	3,000,000	4,212,150
1.00%, 5/25/2019	EUR	7,000,000	9,795,515
1.75%, 5/25/2023	EUR	3,000,000	4,234,659
2.25%, 10/25/2022	EUR	4,000,000	5,898,080
2.25%, 5/25/2024	EUR	6,000,000	8,704,806
2.50%, 10/25/2020	EUR	4,240,000	6,398,999
2.75%, 10/25/2027	EUR	6,800,000	10,059,732
3.00%, 10/25/2015	EUR	3,150,000	4,479,428
3.00%, 4/25/2022	EUR	3,000,000	4,670,566
3.25%, 10/25/2021	EUR	4,500,000	7,112,585
3.25%, 5/25/2045	EUR	1,500,000	2,281,985
3.50%, 4/25/2020	EUR	4,750,000	7,531,662
3.75%, 4/25/2017	EUR	600,000	903,879
3.75%, 10/25/2019	EUR	4,030,000	6,427,772
3.75%, 4/25/2021	EUR	3,000,000	4,868,208
4.00%, 10/25/2038	EUR	2,000,000	3,439,547
4.00%, 4/25/2060	EUR	2,000,000	3,572,524
4.25%, 10/25/2018	EUR	2,500,000	3,987,308
4.50%, 4/25/2041	EUR	2,550,000	4,752,019
4.75%, 4/25/2035	EUR	3,500,000	6,565,555
5.00%, 10/25/2016	EUR	270,000	411,447
5.50%, 4/25/2029	EUR	3,250,000	6,325,010
6.00%, 10/25/2025	EUR	100,000	195,883

			156,922,858

GERMANY — 5.4%
Bundesschatzanweisungen:
Zero Coupon, 12/11/2015 (b)	EUR	2,000,000	2,736,658
0.25%, 3/11/2016	EUR	5,450,000	7,487,837
Federal Republic of Germany:
0.25%, 4/13/2018	EUR	1,000,000	1,372,505
0.50%, 4/7/2017	EUR	3,000,000	4,157,603
0.50%, 10/13/2017	EUR	1,700,000	2,358,442
0.50%, 2/23/2018	EUR	4,000,000	5,544,073
0.75%, 2/24/2017	EUR	3,000,000	4,183,685
1.00%, 10/12/2018	EUR	2,000,000	2,824,639
1.00%, 2/22/2019	EUR	2,950,000	4,167,231
1.25%, 10/14/2016	EUR	750,000	1,055,461
1.50%, 9/4/2022	EUR	1,300,000	1,856,947
1.50%, 2/15/2023	EUR	2,500,000	3,553,938
1.50%, 5/15/2023	EUR	2,000,000	2,836,359
1.50%, 5/15/2024	EUR	500,000	700,361
1.75%, 7/4/2022	EUR	2,200,000	3,208,973
1.75%, 2/15/2024	EUR	3,500,000	5,028,081
2.00%, 8/15/2023	EUR	2,000,000	2,948,054
2.25%, 9/4/2021	EUR	2,000,000	3,026,178
2.50%, 1/4/2021	EUR	2,000,000	3,068,211
2.50%, 7/4/2044	EUR	1,500,000	2,201,758
2.50%, 8/15/2046	EUR	1,500,000	2,198,308
2.75%, 4/8/2016	EUR	600,000	860,823
3.00%, 7/4/2020	EUR	4,150,000	6,518,929
3.25%, 7/4/2021	EUR	2,650,000	4,261,341
3.25%, 7/4/2042	EUR	1,200,000	2,020,143
3.50%, 1/4/2016	EUR	3,900,000	5,617,884
3.50%, 7/4/2019	EUR	5,700,000	9,032,999
3.75%, 1/4/2017	EUR	1,200,000	1,795,548
4.00%, 7/4/2016	EUR	4,150,000	6,130,566
4.00%, 1/4/2037	EUR	2,550,000	4,652,237
4.25%, 7/4/2017	EUR	2,090,000	3,220,216
4.25%, 7/4/2018	EUR	200,000	318,432
4.25%, 7/4/2039	EUR	950,000	1,829,594
4.75%, 7/4/2034	EUR	2,500,000	4,925,997
4.75%, 7/4/2040	EUR	525,000	1,090,569
5.50%, 1/4/2031	EUR	2,350,000	4,840,959
5.63%, 1/4/2028	EUR	3,115,000	6,300,712

			129,932,251

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.97%, 12/8/2016	HKD	10,000,000	1,299,154
1.02%, 4/10/2017	HKD	100,000	12,963

See accompanying notes to financial statements.

272

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

1.10%, 1/17/2023	HKD	500,000	$59,416
1.47%, 2/20/2019	HKD	9,700,000	1,253,566

			2,625,099

IRELAND — 1.8%
Ireland Government Bond:
3.40%, 3/18/2024	EUR	5,600,000	8,347,403
3.90%, 3/20/2023	EUR	4,000,000	6,260,850
4.40%, 6/18/2019	EUR	5,000,000	8,003,163
4.50%, 10/18/2018	EUR	2,000,000	3,178,806
5.50%, 10/18/2017	EUR	5,150,000	8,205,181
5.90%, 10/18/2019	EUR	5,000,000	8,579,424

			42,574,827

ISRAEL — 0.7%
Israel Government Bond — Fixed:
3.75%, 3/31/2024	ILS	9,500,000	2,987,490
4.00%, 1/31/2018	ILS	12,500,000	3,978,316
4.25%, 8/31/2016	ILS	15,000,000	4,686,196
4.25%, 3/31/2023	ILS	5,000,000	1,638,334
5.00%, 1/31/2020	ILS	10,000,000	3,385,826
5.50%, 1/31/2042	ILS	3,000,000	1,087,609

			17,763,771

ITALY — 6.6%
Republic of Italy:
Zero Coupon, 4/29/2016 (b)	EUR	2,000,000	2,706,372
1.50%, 12/15/2016	EUR	1,400,000	1,950,470
1.50%, 8/1/2019	EUR	3,000,000	4,127,167
2.50%, 5/1/2019	EUR	2,300,000	3,315,945
2.75%, 12/1/2015	EUR	2,300,000	3,246,556
3.00%, 11/1/2015	EUR	2,100,000	2,970,587
3.50%, 11/1/2017	EUR	4,000,000	5,924,587
3.50%, 6/1/2018	EUR	4,000,000	5,965,662
3.50%, 12/1/2018	EUR	2,000,000	2,999,754
3.50%, 3/1/2030 (a)	EUR	1,000,000	1,395,712
3.75%, 5/1/2021	EUR	1,000,000	1,518,429
3.75%, 8/1/2021	EUR	2,600,000	3,946,704
3.75%, 9/1/2024	EUR	3,500,000	5,177,449
4.00%, 2/1/2017	EUR	4,000,000	5,929,516
4.00%, 2/1/2037	EUR	2,765,000	3,998,078
4.25%, 2/1/2019	EUR	1,750,000	2,711,501
4.25%, 9/1/2019	EUR	2,350,000	3,665,605
4.25%, 3/1/2020	EUR	1,500,000	2,345,005
4.50%, 2/1/2018	EUR	5,000,000	7,669,295
4.50%, 8/1/2018	EUR	1,475,000	2,286,292
4.50%, 3/1/2019	EUR	2,250,000	3,527,890
4.50%, 2/1/2020	EUR	1,750,000	2,765,478
4.50%, 3/1/2024	EUR	3,000,000	4,724,431
4.75%, 5/1/2017	EUR	5,000,000	7,589,816
4.75%, 6/1/2017	EUR	4,500,000	6,845,067
4.75%, 9/1/2021	EUR	2,400,000	3,868,378
4.75%, 8/1/2023 (a)	EUR	1,475,000	2,368,991
4.75%, 9/1/2028 (a)	EUR	2,000,000	3,179,578
4.75%, 9/1/2044 (a)	EUR	1,050,000	1,638,930
5.00%, 3/1/2022	EUR	5,000,000	8,158,082
5.00%, 3/1/2025 (a)	EUR	4,000,000	6,516,936
5.00%, 8/1/2039	EUR	4,250,000	6,908,708
5.00%, 9/1/2040	EUR	500,000	809,490
5.25%, 11/1/2029	EUR	1,750,000	2,919,542
5.50%, 9/1/2022	EUR	4,250,000	7,142,686
5.50%, 11/1/2022	EUR	2,000,000	3,358,498
5.75%, 2/1/2033	EUR	4,000,000	7,091,103
6.00%, 5/1/2031	EUR	1,450,000	2,620,613
6.50%, 11/1/2027	EUR	2,885,000	5,352,833

			161,237,736

JAPAN — 22.8%
Government of Japan 2 Year Bond:
0.10%, 9/15/2015	JPY	1,250,000,000	12,342,666
0.10%, 10/15/2015	JPY	200,000,000	1,974,846
0.10%, 11/15/2015	JPY	500,000,000	4,937,160
0.10%, 12/15/2015	JPY	500,000,000	4,937,195
0.10%, 3/15/2016	JPY	1,000,000,000	9,874,527
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	500,000,000	4,933,542
0.10%, 3/20/2018	JPY	540,000,000	5,326,211
0.20%, 6/20/2017	JPY	900,000,000	8,912,030
0.20%, 9/20/2017	JPY	700,000,000	6,931,448
0.20%, 12/20/2017	JPY	950,000,000	9,406,158
0.20%, 9/20/2018	JPY	800,000,000	7,916,379
0.20%, 12/20/2018	JPY	1,300,000,000	12,859,997
0.20%, 3/20/2019	JPY	2,080,000,000	20,568,440
0.30%, 6/20/2016	JPY	415,000,000	4,114,020
0.30%, 3/20/2017	JPY	400,000,000	3,970,864
0.30%, 3/20/2018	JPY	600,000,000	5,961,923
0.30%, 6/20/2018	JPY	300,000,000	2,981,148
0.40%, 6/20/2016	JPY	400,000,000	3,973,071
0.40%, 3/20/2018	JPY	550,000,000	5,485,222
0.40%, 6/20/2018	JPY	200,000,000	1,995,238
0.50%, 3/20/2016	JPY	600,000,000	5,965,346
0.60%, 12/20/2015	JPY	459,750,000	4,572,989
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	1,135,000,000	11,262,230
0.60%, 3/20/2023	JPY	1,520,000,000	15,177,719
0.60%, 12/20/2023	JPY	1,000,000,000	9,934,149
0.60%, 3/20/2024	JPY	1,550,000,000	15,370,299
0.60%, 6/20/2024	JPY	400,000,000	3,958,896
0.70%, 12/20/2022	JPY	650,000,000	6,554,192
0.80%, 9/20/2020	JPY	400,000,000	4,085,425
0.80%, 6/20/2022	JPY	199,950,000	2,036,644
0.80%, 9/20/2022	JPY	400,000,000	4,070,382
0.80%, 12/20/2022	JPY	675,000,000	6,861,586
0.80%, 6/20/2023	JPY	500,000,000	5,070,342
0.80%, 9/20/2023	JPY	1,350,000,000	13,673,732
0.90%, 3/20/2022	JPY	185,000,000	1,900,044
0.90%, 6/20/2022	JPY	400,000,000	4,105,239
1.00%, 9/20/2020	JPY	315,000,000	3,255,624
1.00%, 12/20/2021	JPY	250,000,000	2,587,227
1.00%, 3/20/2022	JPY	400,000,000	4,138,216
1.10%, 6/20/2020	JPY	500,000,000	5,192,952
1.10%, 9/20/2021	JPY	715,000,000	7,451,499
1.20%, 12/20/2020	JPY	250,000,000	2,617,090
1.20%, 6/20/2021	JPY	625,000,000	6,555,050
1.30%, 3/20/2018	JPY	300,000,000	3,090,736

See accompanying notes to financial statements.

273

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

1.30%, 12/20/2019	JPY	627,000,000	$6,560,430
1.30%, 3/20/2021	JPY	275,000,000	2,899,739
1.50%, 9/20/2015	JPY	625,000,000	6,276,344
1.50%, 12/20/2017	JPY	500,000,000	5,172,484
1.50%, 6/20/2018	JPY	240,000,000	2,497,331
1.60%, 12/20/2015	JPY	409,500,000	4,132,371
1.70%, 9/20/2016	JPY	450,000,000	4,600,803
1.70%, 12/20/2016	JPY	745,100,000	7,646,945
1.70%, 3/20/2017	JPY	680,000,000	7,005,366
1.70%, 9/20/2017	JPY	648,000,000	6,724,558
1.80%, 6/20/2017	JPY	300,000,000	3,110,968
1.90%, 6/20/2016	JPY	402,600,000	4,115,963
Government of Japan 20 Year Bond:
0.30%, 9/20/2018	JPY	700,000,000	6,955,867
1.50%, 3/20/2033	JPY	320,000,000	3,249,672
1.50%, 3/20/2034	JPY	1,000,000,000	10,018,508
1.60%, 3/20/2032	JPY	20,000,000	208,854
1.60%, 12/20/2033	JPY	350,000,000	3,577,214
1.70%, 9/20/2032	JPY	500,000,000	5,270,461
1.70%, 12/20/2032	JPY	600,000,000	6,306,950
1.70%, 9/20/2033	JPY	600,000,000	6,251,561
1.80%, 9/20/2030	JPY	251,350,000	2,739,106
1.80%, 9/20/2031	JPY	260,000,000	2,810,020
1.80%, 12/20/2031	JPY	535,000,000	5,768,478
1.90%, 9/20/2022	JPY	750,000,000	8,289,060
1.90%, 12/20/2023	JPY	335,000,000	3,724,295
1.90%, 3/20/2029	JPY	404,300,000	4,502,191
1.90%, 9/20/2030	JPY	231,000,000	2,551,127
1.90%, 3/20/2031	JPY	55,000,000	605,301
2.00%, 12/20/2024	JPY	450,000,000	5,067,807
2.10%, 9/21/2021	JPY	650,000,000	7,231,653
2.10%, 9/20/2024	JPY	200,000,000	2,269,179
2.10%, 9/20/2025	JPY	630,000,000	7,183,051
2.10%, 9/20/2029	JPY	457,750,000	5,212,268
2.10%, 3/20/2030	JPY	100,000,000	1,136,433
2.10%, 12/20/2030	JPY	150,000,000	1,698,153
2.20%, 3/20/2031	JPY	400,000,000	4,581,961
2.30%, 6/20/2027	JPY	1,481,200,000	17,304,051
2.60%, 3/20/2019	JPY	968,300,000	10,652,571
2.90%, 9/20/2019	JPY	400,000,000	4,504,824
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	3,239,512
1.70%, 3/20/2044	JPY	350,000,000	3,464,646
1.80%, 3/20/2043	JPY	200,000,000	2,034,468
1.80%, 9/20/2043	JPY	250,000,000	2,537,688
1.90%, 9/20/2042	JPY	200,000,000	2,082,936
2.00%, 9/20/2040	JPY	332,200,000	3,551,121
2.00%, 3/20/2042	JPY	100,000,000	1,065,117
2.20%, 3/20/2041	JPY	205,550,000	2,282,513
2.30%, 3/20/2039	JPY	465,900,000	5,276,478
2.30%, 3/20/2040	JPY	301,550,000	3,414,583
2.40%, 3/20/2037	JPY	500,700,000	5,761,532
2.50%, 9/20/2034	JPY	650,000,000	7,596,906
2.50%, 9/20/2035	JPY	882,500,000	10,308,590
Government of Japan 40 Year Bond:
1.70%, 3/20/2054	JPY	200,000,000	1,925,275
1.90%, 3/20/2053	JPY	400,000,000	4,082,286
2.00%, 3/20/2052	JPY	510,000,000	5,352,606
2.20%, 3/20/2049	JPY	40,000,000	441,688

			553,721,556

LATVIA — 0.0% (c)
Republic of Latvia:
2.63%, 1/21/2021	EUR	500,000	714,354
2.88%, 4/30/2024	EUR	200,000	283,414

			997,768

LUXEMBOURG — 0.1%
Grand Duchy of Luxembourg 2.13%, 7/10/2023	EUR	1,850,000	2,699,924

MALAYSIA — 1.1%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	20,000,000	6,147,263
3.39%, 3/15/2017	MYR	18,000,000	5,589,805
3.84%, 4/15/2033	MYR	6,500,000	1,874,022
3.89%, 7/31/2020	MYR	10,000,000	3,116,602
4.05%, 9/30/2021	MYR	15,000,000	4,710,724
4.18%, 7/15/2024	MYR	20,000,000	6,302,859

			27,741,275

MEXICO — 2.1%
Mexican Bonos:
4.75%, 6/14/2018	MXN	30,000,000	2,338,969
5.00%, 6/15/2017	MXN	51,400,000	4,097,970
6.25%, 6/16/2016	MXN	30,000,000	2,438,193
6.50%, 6/10/2021	MXN	32,000,000	2,642,396
6.50%, 6/9/2022	MXN	30,000,000	2,457,916
7.25%, 12/15/2016	MXN	30,000,000	2,506,419
7.50%, 6/3/2027	MXN	30,000,000	2,623,281
7.75%, 12/14/2017	MXN	15,250,000	1,313,308
7.75%, 5/29/2031	MXN	33,000,000	2,909,375
7.75%, 11/23/2034	MXN	20,000,000	1,770,881
7.75%, 11/13/2042	MXN	28,300,000	2,470,291
8.00%, 12/17/2015	MXN	25,000,000	2,057,279
8.00%, 6/11/2020	MXN	34,000,000	3,013,160
8.00%, 12/7/2023	MXN	30,000,000	2,701,665
8.50%, 12/13/2018	MXN	30,000,000	2,676,221
8.50%, 5/31/2029	MXN	30,000,000	2,824,919
8.50%, 11/18/2038	MXN	20,000,000	1,878,961
10.00%, 12/5/2024	MXN	50,000,000	5,146,377
10.00%, 11/20/2036	MXN	25,000,000	2,681,616

			50,549,197

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (a)(b)	EUR	3,000,000	4,101,815
0.50%, 4/15/2017	EUR	3,500,000	4,835,883
1.25%, 1/15/2018 (a)	EUR	4,500,000	6,378,124
1.25%, 1/15/2019 (a)	EUR	6,900,000	9,796,757
1.75%, 7/15/2023 (a)	EUR	3,500,000	4,965,037
2.00%, 7/15/2024	EUR	3,400,000	4,876,927
2.25%, 7/15/2022 (a)	EUR	2,000,000	2,972,973
2.50%, 1/15/2017 (a)	EUR	4,400,000	6,386,078
2.50%, 1/15/2033 (a)	EUR	2,700,000	3,913,214
2.75%, 1/15/2047	EUR	2,000,000	3,018,933

See accompanying notes to financial statements.

274

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

3.25%, 7/15/2015 (a)	EUR	6,560,000	$9,280,031
3.25%, 7/15/2021 (a)	EUR	4,000,000	6,342,572
3.50%, 7/15/2020 (a)	EUR	4,880,000	7,782,450
3.75%, 1/15/2023 (a)	EUR	3,400,000	5,610,461
3.75%, 1/15/2042 (a)	EUR	3,200,000	5,755,330
4.00%, 7/15/2016 (a)	EUR	250,000	369,466
4.00%, 7/15/2018 (a)	EUR	3,410,000	5,354,986
4.00%, 7/15/2019 (a)	EUR	850,000	1,365,882
4.00%, 1/15/2037 (a)	EUR	3,170,000	5,735,105
4.50%, 7/15/2017 (a)	EUR	3,000,000	4,642,611
5.50%, 1/15/2028 (a)	EUR	3,180,000	6,273,349

			109,757,984

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	5,175,000	4,254,900
5.00%, 3/15/2019	NZD	3,700,000	3,363,059
5.50%, 4/15/2023	NZD	3,000,000	2,830,295
6.00%, 12/15/2017	NZD	3,900,000	3,633,729
6.00%, 5/15/2021	NZD	150,000	144,616

			14,226,599

NORWAY — 0.6%
Norway Government Bond:
2.00%, 5/24/2023	NOK	15,000,000	2,375,027
3.00%, 3/14/2024	NOK	15,000,000	2,553,493
3.75%, 5/25/2021	NOK	20,000,000	3,609,641
4.25%, 5/19/2017	NOK	2,450,000	430,464
4.50%, 5/22/2019	NOK	25,000,000	4,596,288

			13,564,913

POLAND — 1.3%
Poland Government Bond:
Zero Coupon, 7/25/2015 (b)	PLN	3,750,000	1,204,268
Zero Coupon, 1/25/2016 (b)	PLN	6,000,000	1,902,723
Zero Coupon, 7/25/2016 (b)	PLN	6,000,000	1,878,026
2.50%, 7/25/2018	PLN	6,000,000	1,948,167
3.25%, 7/25/2019	PLN	1,000,000	332,664
3.75%, 4/25/2018	PLN	10,000,000	3,402,707
4.00%, 10/25/2023	PLN	6,000,000	2,060,790
4.75%, 10/25/2016	PLN	5,000,000	1,728,521
4.75%, 4/25/2017	PLN	5,000,000	1,741,035
5.00%, 4/25/2016	PLN	5,000,000	1,719,465
5.25%, 10/25/2017	PLN	5,000,000	1,777,258
5.25%, 10/25/2020	PLN	5,650,000	2,080,120
5.50%, 10/25/2019	PLN	5,025,000	1,852,666
5.75%, 10/25/2021	PLN	5,000,000	1,907,992
5.75%, 9/23/2022	PLN	6,000,000	2,309,744
5.75%, 4/25/2029	PLN	5,000,000	2,018,968
6.25%, 10/24/2015	PLN	5,000,000	1,727,039

			31,592,153

SINGAPORE — 0.7%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	10,100,000	8,019,747
2.25%, 6/1/2021	SGD	2,000,000	1,635,826
2.75%, 7/1/2023	SGD	5,000,000	4,149,356
2.75%, 4/1/2042	SGD	2,500,000	1,877,089
3.00%, 9/1/2024	SGD	2,000,000	1,677,534
3.38%, 9/1/2033	SGD	1,050,000	889,128

			18,248,680

SLOVAKIA — 0.5%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	150,000	211,815
3.00%, 2/28/2023	EUR	500,000	752,403
3.50%, 2/24/2016	EUR	5,000,000	7,205,154
3.63%, 1/16/2029	EUR	2,100,000	3,197,527

			11,366,899

SLOVENIA — 0.3%
Slovenia Government Bond:
1.75%, 10/9/2017	EUR	2,000,000	2,777,595
3.00%, 4/8/2021	EUR	2,500,000	3,520,907

			6,298,502

SOUTH AFRICA — 1.0%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	10,000,000	697,742
6.50%, 2/28/2041	ZAR	10,000,000	700,919
6.75%, 3/31/2021	ZAR	30,000,000	2,641,777
7.00%, 2/28/2031	ZAR	20,000,000	1,583,419
7.25%, 1/15/2020	ZAR	23,000,000	2,109,114
7.75%, 2/28/2023	ZAR	20,000,000	1,832,603
8.00%, 12/21/2018	ZAR	20,000,000	1,910,337
8.00%, 1/31/2030	ZAR	21,000,000	1,838,506
8.25%, 9/15/2017	ZAR	30,000,000	2,893,676
8.50%, 1/31/2037	ZAR	15,000,000	1,334,508
8.75%, 2/28/2048	ZAR	20,000,000	1,812,769
10.50%, 12/21/2026	ZAR	27,000,000	2,960,020
10.50%, 12/21/2026	ZAR	6,000,000	657,782
10.50%, 12/21/2026	ZAR	1,000,000	109,630
13.50%, 9/15/2015	ZAR	15,000,000	1,517,998

			24,600,800

SOUTH KOREA — 4.6%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	10,000,000,000	9,900,850
2.75%, 6/10/2016	KRW	10,000,000,000	9,899,951
3.00%, 12/10/2042	KRW	4,000,000,000	3,665,736
3.13%, 3/10/2019	KRW	16,500,000,000	16,481,442
3.25%, 9/10/2018	KRW	15,500,000,000	15,570,897
3.50%, 9/10/2016	KRW	15,000,000,000	15,080,500
3.50%, 3/10/2024	KRW	20,000,000,000	20,319,470
3.75%, 12/10/2033	KRW	10,000,000,000	10,470,607
4.00%, 9/10/2015	KRW	10,000,000,000	10,041,570

			111,431,023

SPAIN — 4.5%
Kingdom of Spain:
2.10%, 4/30/2017	EUR	750,000	1,064,773
2.75%, 4/30/2019	EUR	3,150,000	4,603,939
3.15%, 1/31/2016	EUR	3,660,000	5,224,272
3.25%, 4/30/2016	EUR	2,300,000	3,307,361
3.30%, 7/30/2016	EUR	2,750,000	3,978,272
3.75%, 10/31/2015	EUR	1,250,000	1,787,522

See accompanying notes to financial statements.

275

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

3.75%, 10/31/2018	EUR	3,400,000	$5,156,094
3.80%, 1/31/2017	EUR	3,250,000	4,804,765
3.80%, 4/30/2024 (a)	EUR	3,700,000	5,551,722
4.00%, 7/30/2015	EUR	2,800,000	3,983,515
4.00%, 4/30/2020	EUR	3,250,000	5,048,887
4.10%, 7/30/2018	EUR	1,600,000	2,455,226
4.20%, 1/31/2037	EUR	2,800,000	4,131,110
4.25%, 10/31/2016	EUR	2,750,000	4,077,710
4.30%, 10/31/2019	EUR	500,000	785,447
4.40%, 10/31/2023 (a)	EUR	3,300,000	5,188,380
4.50%, 1/31/2018	EUR	1,900,000	2,923,637
4.60%, 7/30/2019	EUR	3,280,000	5,204,852
4.65%, 7/30/2025	EUR	2,700,000	4,308,038
4.70%, 7/30/2041	EUR	1,800,000	2,802,793
4.80%, 1/31/2024	EUR	1,300,000	2,104,769
4.85%, 10/31/2020	EUR	2,500,000	4,071,477
4.90%, 7/30/2040	EUR	1,000,000	1,611,750
5.15%, 10/31/2028 (a)	EUR	1,000,000	1,650,086
5.15%, 10/31/2044 (a)	EUR	800,000	1,320,540
5.50%, 7/30/2017	EUR	2,500,000	3,904,919
5.50%, 4/30/2021	EUR	3,000,000	5,056,888
5.75%, 7/30/2032	EUR	1,200,000	2,139,719
5.85%, 1/31/2022	EUR	3,300,000	5,685,969
5.90%, 7/30/2026	EUR	1,000,000	1,757,715
6.00%, 1/31/2029	EUR	2,200,000	3,931,162

			109,623,309

SWEDEN — 1.2%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	17,300,000	2,538,969
2.25%, 6/1/2032	SEK	10,000,000	1,487,521
2.50%, 5/12/2025	SEK	11,250,000	1,789,574
3.00%, 7/12/2016	SEK	27,000,000	4,245,058
3.50%, 6/1/2022	SEK	24,020,000	4,124,002
3.50%, 3/30/2039	SEK	10,000,000	1,777,379
3.75%, 8/12/2017	SEK	28,700,000	4,702,827
4.25%, 3/12/2019	SEK	29,000,000	4,991,305
5.00%, 12/1/2020	SEK	14,100,000	2,590,594

			28,247,229

SWITZERLAND — 1.3%
Switzerland Government Bond:
1.25%, 6/27/2037	CHF	2,250,000	2,468,200
1.50%, 7/24/2025	CHF	5,250,000	6,375,423
1.50%, 4/30/2042	CHF	3,000,000	3,435,386
2.00%, 10/12/2016	CHF	4,700,000	5,539,513
2.00%, 5/25/2022	CHF	3,625,000	4,583,573
2.50%, 3/12/2016	CHF	3,000,000	3,525,034
3.00%, 5/12/2019	CHF	5,000,000	6,414,073

			32,341,202

THAILAND — 1.1%
Thailand Government Bond:
3.13%, 12/11/2015	THB	150,000,000	4,680,291
3.25%, 6/16/2017	THB	185,000,000	5,811,012
3.63%, 6/16/2023	THB	300,000,000	9,151,687
3.88%, 6/13/2019	THB	150,000,000	4,772,699
4.88%, 6/22/2029	THB	50,000,000	1,693,303

			26,108,992

TURKEY — 1.0%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	5,000,000	2,137,669
8.80%, 11/14/2018	TRY	10,000,000	4,795,312
8.80%, 9/27/2023	TRY	5,000,000	2,367,589
10.40%, 3/27/2019	TRY	10,000,000	5,081,828
10.40%, 3/20/2024	TRY	5,000,000	2,618,144
10.70%, 2/24/2016	TRY	14,500,000	7,108,098

			24,108,640

UNITED KINGDOM — 7.2%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	3,000,000	5,048,141
1.25%, 7/22/2018	GBP	3,000,000	5,020,441
1.75%, 1/22/2017	GBP	2,700,000	4,674,115
1.75%, 7/22/2019	GBP	2,200,000	3,710,735
1.75%, 9/7/2022	GBP	2,500,000	4,023,232
2.00%, 1/22/2016	GBP	3,000,000	5,219,057
2.25%, 9/7/2023	GBP	2,000,000	3,302,949
2.75%, 9/7/2024	GBP	1,000,000	1,703,745
3.25%, 1/22/2044	GBP	2,000,000	3,311,355
3.50%, 7/22/2068	GBP	3,500,000	6,177,411
3.75%, 9/7/2019	GBP	2,000,000	3,710,133
3.75%, 9/7/2020	GBP	2,000,000	3,726,103
3.75%, 9/7/2021	GBP	2,750,000	5,138,400
3.75%, 7/22/2052	GBP	3,000,000	5,519,649
4.00%, 9/7/2016	GBP	3,000,000	5,456,350
4.00%, 3/7/2022	GBP	2,000,000	3,796,925
4.25%, 12/7/2027	GBP	2,000,000	3,887,649
4.25%, 6/7/2032	GBP	3,975,000	7,744,034
4.25%, 3/7/2036	GBP	1,800,000	3,512,469
4.25%, 12/7/2040	GBP	3,200,000	6,297,606
4.25%, 12/7/2046	GBP	2,825,000	5,632,398
4.25%, 12/7/2049	GBP	2,700,000	5,439,684
4.50%, 3/7/2019	GBP	3,000,000	5,724,625
4.50%, 9/7/2034	GBP	4,250,000	8,559,923
4.50%, 12/7/2042	GBP	3,325,000	6,835,714
4.75%, 9/7/2015	GBP	4,000,000	7,168,507
4.75%, 3/7/2020	GBP	4,600,000	8,973,605
4.75%, 12/7/2030	GBP	3,000,000	6,170,793
5.00%, 3/7/2018	GBP	2,000,000	3,830,096
5.00%, 3/7/2025	GBP	3,000,000	6,173,615
6.00%, 12/7/2028	GBP	2,850,000	6,557,007
8.00%, 12/7/2015	GBP	1,000,000	1,889,161
8.00%, 6/7/2021	GBP	3,375,000	7,872,155
8.75%, 8/25/2017	GBP	1,000,000	2,092,140

			173,899,922

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $2,285,659,040)			2,363,752,989

See accompanying notes to financial statements.

276

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)(f) (Cost $24,445,157)	24,445,157	$24,445,157

TOTAL INVESTMENTS — 98.4% (g)
(Cost $2,310,104,197)		2,388,198,146
OTHER ASSETS & LIABILITIES — 1.6%		38,752,541

NET ASSETS — 100.0%		$2,426,950,687

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 12.5% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

At June 30, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

						Unrealized
					Settlement	Appreciation
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Citibank N.A.	USD	21,749,673	RUB	740,000,000	7/31/2014	$(154,497)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

277

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.9%
AUSTRALIA — 3.5%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$445,695
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	432,516
2.25%, 9/25/2020	EUR	500,000	724,449
3.25%, 9/25/2024	GBP	200,000	329,271
3.75%, 10/18/2017	AUD	200,000	190,556
4.30%, 9/25/2042 (a)	GBP	400,000	670,752
6.38%, 4/4/2016	EUR	300,000	452,518
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	400,000	594,266
4.38%, 2/25/2020	EUR	300,000	483,246
6.50%, 7/21/2015	AUD	300,000	293,477
National Australia Bank, Ltd.:
2.00%, 11/12/2020	EUR	400,000	568,727
2.75%, 8/8/2022	EUR	350,000	520,443
4.00%, 7/13/2020	EUR	300,000	476,603
4.75%, 7/15/2016	EUR	300,000	445,613
6.00%, 2/15/2017	AUD	300,000	301,921
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	400,000	574,782
3.50%, 9/21/2022	EUR	300,000	464,892
4.25%, 3/23/2020	EUR	300,000	477,935
4.75%, 3/21/2017	EUR	300,000	455,929
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	463,461
4.25%, 9/22/2016	EUR	650,000	962,327
4.50%, 2/25/2019	AUD	400,000	386,820
7.25%, 11/18/2016	AUD	400,000	411,880

			11,128,079

BELGIUM — 0.3%
Anheuser-Busch InBev NV:
2.70%, 3/31/2026	EUR	300,000	428,329
6.50%, 6/23/2017	GBP	200,000	386,193

			814,522

DENMARK — 0.7%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	400,000	551,350
3.38%, 10/13/2017	EUR	200,000	295,498
Danske Bank A/S:
2.50%, 7/9/2015	EUR	200,000	279,573
3.88%, 5/18/2016	EUR	300,000	435,972
3.88%, 2/28/2017	EUR	400,000	593,090

			2,155,483

FRANCE — 15.5%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022 (a)	EUR	650,000	1,139,288
Banque Federative du Credit Mutuel SA:
1.63%, 1/11/2018	EUR	400,000	560,571
2.00%, 9/19/2019	EUR	200,000	283,285
2.63%, 2/24/2021	EUR	500,000	726,787
2.63%, 3/18/2024	EUR	600,000	847,886
3.00%, 11/28/2023	EUR	300,000	441,132
3.25%, 8/23/2022	EUR	500,000	761,428
4.13%, 7/20/2020	EUR	500,000	790,033
4.38%, 5/31/2016	EUR	450,000	659,988
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	417,724
2.00%, 1/28/2019	EUR	500,000	706,921
2.25%, 1/13/2021	EUR	300,000	424,146
2.38%, 5/20/2024	EUR	500,000	691,581
2.50%, 8/23/2019	EUR	200,000	289,318
2.63%, 9/16/2016	EUR	400,000	570,425
2.88%, 7/13/2015	EUR	400,000	561,181
2.88%, 11/27/2017	EUR	450,000	656,234
2.88%, 10/24/2022	EUR	300,000	438,891
2.88%, 9/26/2023 (a)	EUR	500,000	731,010
3.00%, 2/24/2017	EUR	200,000	289,613
3.50%, 3/7/2016	EUR	350,000	502,152
3.75%, 11/25/2020 (a)	EUR	600,000	929,514
4.13%, 1/14/2022	EUR	400,000	638,815
4.50%, 3/21/2023	EUR	500,000	826,227
Bouygues SA:
3.64%, 10/29/2019	EUR	350,000	535,750
4.25%, 7/22/2020	EUR	300,000	475,703
6.13%, 7/3/2015	EUR	300,000	433,427
BPCE SA:
1.38%, 5/22/2019	EUR	400,000	550,515
2.13%, 3/17/2021	EUR	400,000	562,804
4.50%, 2/10/2022	EUR	500,000	815,389
Carrefour SA:
1.75%, 5/22/2019	EUR	300,000	423,162
1.88%, 12/19/2017	EUR	300,000	425,552
3.88%, 4/25/2021 (a)	EUR	400,000	629,027
4.00%, 4/9/2020	EUR	200,000	313,999
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	300,000	446,861
3.31%, 1/25/2023	EUR	300,000	445,419
Cie de St-Gobain:
3.50%, 9/30/2015	EUR	400,000	567,393
4.75%, 4/11/2017	EUR	300,000	455,198
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	501,501
Credit Agricole SA/London:
1.75%, 3/12/2018	EUR	400,000	563,485
1.88%, 10/18/2017	EUR	500,000	708,166
2.38%, 11/27/2020	EUR	500,000	720,467
2.38%, 5/20/2024	EUR	500,000	694,428
3.00%, 7/20/2015	EUR	400,000	562,065
3.13%, 7/17/2023	EUR	300,000	448,170
3.13%, 2/5/2026	EUR	300,000	442,523
3.63%, 3/8/2016	EUR	400,000	575,594
3.88%, 2/13/2019	EUR	300,000	462,355
5.13%, 4/18/2023	EUR	200,000	346,461
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	500,000	769,293
Danone 2.25%, 11/15/2021	EUR	300,000	432,646
GDF Suez:
1.38%, 5/19/2020	EUR	500,000	690,873

See accompanying notes to financial statements.

278

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

1.50%, 2/1/2016	EUR	500,000	$696,458
2.38%, 5/19/2026	EUR	200,000	276,714
3.00%, 2/1/2023	EUR	300,000	452,212
3.50%, 10/18/2022	EUR	300,000	468,535
5.00%, 10/1/2060	GBP	350,000	658,951
5.63%, 1/18/2016	EUR	300,000	443,851
6.13%, 2/11/2021	GBP	200,000	404,950
6.38%, 1/18/2021	EUR	250,000	449,435
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	250,000	452,098
HSBC France SA:
1.63%, 12/3/2018	EUR	300,000	422,685
1.88%, 1/16/2020	EUR	400,000	569,517
Orange SA:
3.00%, 6/15/2022	EUR	200,000	297,761
3.63%, 10/14/2015	EUR	300,000	427,159
3.88%, 4/9/2020	EUR	200,000	310,719
3.88%, 1/14/2021	EUR	500,000	782,773
4.75%, 2/21/2017	EUR	500,000	757,077
5.00%, 5/12/2016	GBP	300,000	542,360
5.63%, 5/22/2018	EUR	500,000	805,415
8.13%, 1/28/2033	EUR	500,000	1,107,418
Pernod-Ricard SA:
4.88%, 3/18/2016	EUR	300,000	440,114
5.00%, 3/15/2017	EUR	300,000	456,268
Sanofi:
1.88%, 9/4/2020	EUR	300,000	426,329
2.50%, 11/14/2023	EUR	300,000	435,568
4.50%, 5/18/2016	EUR	400,000	588,831
Schneider Electric SA 4.00%, 8/11/2017	EUR	250,000	376,143
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	300,000	452,859
Societe Generale SA:
2.25%, 1/23/2020	EUR	500,000	719,601
2.38%, 7/13/2015	EUR	200,000	279,058
2.38%, 2/28/2018	EUR	300,000	431,634
3.13%, 9/21/2017	EUR	450,000	661,489
4.00%, 4/20/2016	EUR	300,000	435,663
4.25%, 7/13/2022 (a)	EUR	400,000	658,881
4.75%, 3/2/2021	EUR	300,000	494,545
Total Capital SA 4.88%, 1/28/2019	EUR	400,000	649,821
Vinci SA 4.13%, 2/20/2017	EUR	200,000	297,986
Vivendi SA:
4.13%, 7/18/2017	EUR	500,000	753,994
4.75%, 7/13/2021	EUR	200,000	327,961

			49,095,209

GERMANY — 3.8%
BASF SE:
1.50%, 10/1/2018	EUR	400,000	565,404
2.00%, 12/5/2022	EUR	300,000	425,704
BPCE SA:
2.88%, 9/22/2015	EUR	350,000	492,608
3.75%, 7/21/2017	EUR	700,000	1,040,023
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	297,050
3.88%, 3/22/2017	EUR	400,000	593,730
4.00%, 9/16/2020 (a)	EUR	450,000	712,050
Daimler AG:
1.00%, 7/8/2016	EUR	450,000	622,320
1.50%, 11/19/2018	EUR	300,000	422,373
4.13%, 1/19/2017	EUR	200,000	297,966
Deutsche Bank AG:
2.38%, 1/11/2023	EUR	1,300,000	1,870,859
5.13%, 8/31/2017	EUR	1,000,000	1,556,910
Linde AG 1.75%, 9/17/2020	EUR	400,000	568,455
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	400,000	646,508
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	400,000	553,980
2.38%, 9/6/2022	EUR	200,000	286,344
2.63%, 1/15/2024	EUR	400,000	576,592
2.75%, 7/13/2015	EUR	300,000	420,148

			11,949,024

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	400,000	572,847
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	450,000	672,862

			1,245,709

IRELAND — 2.2%
GE Capital European Funding:
1.00%, 5/2/2017	EUR	400,000	553,681
1.25%, 10/15/2015	EUR	400,000	553,200
2.25%, 7/20/2020	EUR	300,000	434,038
2.63%, 3/15/2023	EUR	500,000	730,011
2.88%, 9/17/2015	EUR	400,000	563,471
2.88%, 6/18/2019	EUR	300,000	447,022
3.75%, 4/4/2016	EUR	300,000	433,882
4.13%, 10/27/2016	EUR	600,000	888,226
4.25%, 3/1/2017	EUR	400,000	599,776
5.38%, 1/16/2018	EUR	300,000	477,150
5.38%, 1/23/2020	EUR	400,000	670,555
6.00%, 1/15/2019	EUR	300,000	502,690

			6,853,702

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	300,000	442,915

ITALY — 7.8%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	500,000	727,354
4.13%, 5/4/2026	EUR	300,000	422,338
5.13%, 9/16/2024	EUR	500,000	824,720
Atlantia SpA:
3.38%, 9/18/2017	EUR	400,000	589,420
4.50%, 2/8/2019	EUR	400,000	627,909
5.63%, 5/6/2016	EUR	300,000	447,190
5.88%, 6/9/2024 (a)	EUR	200,000	362,247

See accompanying notes to financial statements.

279

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

Enel SpA 5.25%, 6/20/2017	EUR	350,000	$538,494
ENI SpA:
3.25%, 7/10/2023	EUR	200,000	302,313
3.50%, 1/29/2018	EUR	350,000	522,856
3.63%, 1/29/2029	EUR	500,000	755,375
3.75%, 9/12/2025	EUR	200,000	312,174
4.00%, 6/29/2020	EUR	300,000	471,643
4.13%, 9/16/2019	EUR	500,000	782,751
4.25%, 2/3/2020	EUR	300,000	474,757
4.75%, 11/14/2017	EUR	400,000	617,839
5.00%, 1/28/2016	EUR	400,000	585,206
Intesa Sanpaolo SpA:
2.00%, 6/18/2021	EUR	300,000	409,846
3.00%, 1/28/2019	EUR	500,000	727,367
3.75%, 11/23/2016	EUR	400,000	581,440
4.00%, 11/9/2017	EUR	500,000	744,912
4.00%, 11/8/2018	EUR	300,000	453,832
4.00%, 10/30/2023	EUR	300,000	463,245
4.13%, 1/14/2016	EUR	300,000	430,305
4.13%, 9/19/2016	EUR	300,000	438,156
4.13%, 4/14/2020	EUR	400,000	616,911
4.38%, 10/15/2019	EUR	300,000	466,208
4.75%, 6/15/2017	EUR	450,000	678,817
4.88%, 7/10/2015	EUR	200,000	284,915
5.00%, 2/28/2017	EUR	400,000	602,336
Snam SpA:
2.38%, 6/30/2017	EUR	300,000	427,881
3.50%, 2/13/2020	EUR	500,000	759,271
3.88%, 3/19/2018	EUR	400,000	603,127
4.38%, 7/11/2016	EUR	400,000	586,873
5.00%, 1/18/2019	EUR	250,000	398,912
5.25%, 9/19/2022	EUR	300,000	512,603
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	300,000	445,741
4.75%, 3/15/2021	EUR	450,000	736,975
UniCredit SpA:
1.50%, 6/19/2019	EUR	300,000	407,307
2.25%, 12/16/2016	EUR	300,000	422,312
3.25%, 1/14/2021	EUR	300,000	439,395
3.38%, 1/11/2018	EUR	400,000	586,004
3.63%, 1/24/2019	EUR	500,000	744,908
4.38%, 9/11/2015	EUR	300,000	427,405
4.88%, 3/7/2017	EUR	400,000	600,411
Unione di Banche Italiane SCpA 2.88%, 2/18/2019	EUR	300,000	432,395

			24,794,396

JAPAN — 0.3%
Mizuho Bank Ltd. 0.76%, 4/20/2016	JPY	100,000,000	996,752

LUXEMBOURG — 0.5%
Glencore Finance Europe SA:
4.63%, 4/3/2018	EUR	300,000	459,979
5.25%, 3/22/2017	EUR	450,000	685,966
Novartis Finance SA 4.25%, 6/15/2016	EUR	400,000	588,481

			1,734,426

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	300,000	444,451
3.75%, 6/28/2017	EUR	350,000	520,917
4.13%, 10/25/2019 (a)	EUR	300,000	469,884
4.38%, 8/7/2041	GBP	200,000	325,477

			1,760,729

NETHERLANDS — 21.0%
ABB Finance BV 2.63%, 3/26/2019	EUR	400,000	589,615
ABN Amro Bank NV:
2.50%, 11/29/2023	EUR	400,000	571,146
3.63%, 10/6/2017	EUR	300,000	447,509
4.13%, 3/28/2022	EUR	350,000	563,553
4.25%, 4/11/2016	EUR	500,000	729,209
4.75%, 1/11/2019	EUR	400,000	637,416
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	400,000	622,148
4.00%, 11/23/2016	EUR	550,000	813,879
4.50%, 3/13/2043	GBP	200,000	355,363
4.75%, 7/22/2019	EUR	500,000	810,771
Bharti Airtel International Netherlands BV 4.00%, 12/10/2018	EUR	300,000	440,052
BMW Finance NV:
1.00%, 10/24/2016	EUR	250,000	345,599
3.25%, 1/28/2016	EUR	400,000	571,034
3.25%, 1/14/2019	EUR	400,000	605,077
3.38%, 12/14/2018	GBP	150,000	267,172
3.63%, 1/29/2018	EUR	400,000	602,569
3.88%, 1/18/2017	EUR	400,000	592,394
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.75%, 1/22/2019	EUR	800,000	1,134,883
2.38%, 5/22/2023	EUR	600,000	859,510
3.38%, 1/18/2016	EUR	700,000	1,001,366
3.38%, 4/21/2017	EUR	500,000	735,624
3.50%, 10/17/2018	EUR	400,000	606,985
3.88%, 4/20/2016	EUR	950,000	1,377,824
4.00%, 9/10/2015	GBP	550,000	971,498
4.00%, 1/11/2022	EUR	600,000	960,823
4.13%, 1/14/2020	EUR	600,000	952,738
4.13%, 1/12/2021	EUR	750,000	1,203,906
4.13%, 7/14/2025	EUR	950,000	1,555,499
4.25%, 1/16/2017	EUR	1,100,000	1,643,202
4.38%, 5/5/2016	EUR	500,000	732,254
4.38%, 6/7/2021	EUR	200,000	325,845
4.75%, 1/15/2018	EUR	1,100,000	1,712,333
4.75%, 6/6/2022	EUR	700,000	1,174,336
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	400,000	575,810
4.25%, 7/13/2022	EUR	250,000	407,264
6.00%, 1/20/2017	EUR	700,000	1,086,439
6.50%, 4/8/2022	GBP	200,000	410,938
E.ON International Finance BV:
5.25%, 9/8/2015	EUR	350,000	506,857
5.50%, 1/19/2016	EUR	400,000	590,608

See accompanying notes to financial statements.

280

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

5.50%, 10/2/2017	EUR	700,000	$1,105,810
5.75%, 5/7/2020	EUR	600,000	1,025,218
5.88%, 10/30/2037	GBP	300,000	601,121
6.00%, 10/30/2019	GBP	200,000	394,018
6.38%, 6/7/2032	GBP	300,000	627,679
6.75%, 1/27/2039	GBP	150,000	334,010
EADS Finance BV:
2.38%, 4/2/2024	EUR	300,000	425,841
4.63%, 8/12/2016	EUR	350,000	518,967
Enel Finance International NV:
3.63%, 4/17/2018	EUR	400,000	597,204
4.00%, 9/14/2016	EUR	550,000	803,883
4.13%, 7/12/2017	EUR	200,000	299,080
4.88%, 3/11/2020	EUR	400,000	645,231
4.88%, 4/17/2023	EUR	400,000	663,058
5.00%, 9/14/2022	EUR	650,000	1,080,325
5.63%, 8/14/2024	GBP	400,000	768,003
5.75%, 10/24/2018	EUR	200,000	324,969
5.75%, 9/14/2040	GBP	400,000	744,394
Heineken NV 2.13%, 8/4/2020	EUR	300,000	429,208
HIT Finance BV:
4.88%, 10/27/2021	EUR	450,000	746,849
5.75%, 3/9/2018	EUR	300,000	479,283
Iberdrola International BV:
3.50%, 2/1/2021	EUR	400,000	611,859
4.25%, 10/11/2018	EUR	300,000	464,240
4.50%, 9/21/2017	EUR	300,000	457,508
ING Bank NV:
1.25%, 12/13/2019	EUR	500,000	683,439
1.88%, 2/27/2018	EUR	600,000	850,316
2.13%, 7/10/2015	EUR	300,000	417,605
3.88%, 5/24/2016	EUR	900,000	1,307,759
4.25%, 1/13/2017	EUR	300,000	447,466
4.50%, 2/21/2022	EUR	400,000	662,330
ING Groep NV 4.75%, 5/31/2017	EUR	650,000	990,079
KBC Internationale Financieringsmaatschappij NV 4.50%, 3/27/2017	EUR	300,000	452,197
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	350,000	537,684
4.75%, 1/17/2017	EUR	350,000	526,499
5.75%, 9/17/2029	GBP	250,000	472,356
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	305,476
Portugal Telecom International Finance BV 4.63%, 5/8/2020	EUR	300,000	452,689
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	300,000	435,749
3.63%, 10/7/2021	EUR	300,000	461,274
4.88%, 2/19/2019	EUR	300,000	477,004
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	400,000	577,245
RWE Finance BV:
6.13%, 7/6/2039	GBP	300,000	606,598
6.25%, 6/3/2030	GBP	150,000	304,559
6.50%, 8/10/2021	EUR	200,000	361,111
6.63%, 1/31/2019	EUR	450,000	767,168
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	200,000	283,083
Shell International Finance BV:
1.63%, 3/24/2021	EUR	300,000	420,652
2.50%, 3/24/2026	EUR	300,000	429,186
4.38%, 5/14/2018	EUR	800,000	1,252,729
4.50%, 2/9/2016	EUR	500,000	730,610
4.63%, 5/22/2017	EUR	350,000	537,074
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	300,000	421,796
1.75%, 3/12/2021	EUR	250,000	353,912
2.88%, 3/10/2028	EUR	300,000	442,171
5.13%, 2/20/2017	EUR	650,000	995,072
5.63%, 6/11/2018	EUR	550,000	894,400
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	300,000	414,319
1.88%, 5/15/2017	EUR	500,000	706,872
2.00%, 1/14/2020	EUR	300,000	428,570
2.00%, 3/26/2021	EUR	400,000	568,783
3.25%, 1/21/2019	EUR	400,000	602,043
7.00%, 2/9/2016	EUR	400,000	603,565

			66,420,246

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	395,735
4.25%, 1/18/2022	EUR	400,000	651,762
4.38%, 2/24/2021	EUR	500,000	811,067

			1,858,564

SPAIN — 5.9%
BBVA Senior Finance SAU:
2.38%, 1/22/2019	EUR	400,000	573,411
3.25%, 3/21/2016	EUR	600,000	855,755
3.75%, 1/17/2018	EUR	500,000	746,515
3.88%, 8/6/2015	EUR	350,000	495,979
4.38%, 9/21/2015	EUR	300,000	429,278
CaixaBank:
2.50%, 4/18/2017	EUR	400,000	569,085
3.13%, 5/14/2018	EUR	300,000	438,914
Caja de Ahorros y Pensiones de Barcelona 2.38%, 5/9/2019	EUR	300,000	418,896
Criteria Caixacorp SA 3.25%, 1/22/2016	EUR	200,000	283,995
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	300,000	444,669
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	393,308
Mapfre SA 5.13%, 11/16/2015	EUR	300,000	435,079
Santander Consumer Finance SA:
1.15%, 10/2/2015	EUR	300,000	412,483
1.45%, 1/29/2016	EUR	400,000	552,789
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	400,000	553,120

See accompanying notes to financial statements.

281

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

3.38%, 12/1/2015	EUR	500,000	$709,535
4.00%, 3/27/2017	EUR	300,000	442,425
4.00%, 1/24/2020	EUR	300,000	466,077
4.13%, 10/4/2017	EUR	350,000	525,262
4.63%, 3/21/2016	EUR	800,000	1,165,874
Telefonica Emisiones SAU:
2.24%, 5/27/2022	EUR	400,000	553,659
3.66%, 9/18/2017	EUR	350,000	518,363
3.96%, 3/26/2021	EUR	200,000	310,059
3.99%, 1/23/2023	EUR	600,000	932,381
4.38%, 2/2/2016	EUR	500,000	723,288
4.69%, 11/11/2019	EUR	400,000	636,733
4.71%, 1/20/2020	EUR	500,000	796,722
4.75%, 2/7/2017	EUR	400,000	600,865
4.80%, 2/21/2018	EUR	500,000	773,302
5.38%, 2/2/2018	GBP	150,000	279,481
5.50%, 4/1/2016	EUR	400,000	592,187
5.60%, 3/12/2020	GBP	300,000	571,693
5.81%, 9/5/2017	EUR	300,000	471,507

			18,672,689

SWEDEN — 3.8%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	400,000	559,170
2.00%, 2/17/2021	EUR	300,000	425,126
2.25%, 10/5/2017	EUR	400,000	574,698
2.75%, 8/11/2015	EUR	300,000	421,752
3.25%, 7/5/2022	EUR	300,000	459,494
3.63%, 2/11/2016	EUR	400,000	576,611
3.75%, 2/24/2017	EUR	500,000	741,232
3.88%, 12/15/2015	GBP	100,000	177,556
4.00%, 7/11/2019	EUR	500,000	782,149
4.00%, 6/29/2020	EUR	450,000	712,058
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	283,507
2.00%, 2/19/2021	EUR	400,000	565,136
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	400,000	554,143
2.25%, 6/14/2018	EUR	300,000	432,739
2.25%, 8/27/2020	EUR	400,000	579,151
2.63%, 8/23/2022	EUR	400,000	589,819
3.38%, 7/17/2017	EUR	300,000	444,446
3.63%, 2/16/2016	EUR	400,000	576,356
3.75%, 2/24/2017	EUR	300,000	444,583
4.38%, 10/20/2021	EUR	400,000	655,881
Swedbank AB:
2.38%, 4/4/2016	EUR	300,000	424,540
3.38%, 2/9/2017	EUR	400,000	586,455
Volvo Treasury AB 5.00%, 5/31/2017	EUR	250,000	381,587

			11,948,189

SWITZERLAND — 1.0%
Credit Suisse AG/London 1.38%, 11/29/2019	EUR	500,000	688,833
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	300,000	377,707
UBS AG/London:
3.13%, 1/18/2016	EUR	300,000	427,905
3.50%, 7/15/2015	EUR	100,000	141,327
6.00%, 4/18/2018	EUR	400,000	652,149
6.63%, 4/11/2018	GBP	450,000	886,093

			3,174,014

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	300,000	417,469
2.63%, 11/19/2018	EUR	400,000	576,165

			993,634

UNITED KINGDOM — 11.9%
Abbey National Treasury Services PLC:
1.75%, 1/15/2018	EUR	300,000	421,116
2.00%, 1/14/2019	EUR	300,000	425,006
3.38%, 10/20/2015	EUR	250,000	354,543
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	423,953
2.25%, 6/10/2024	EUR	300,000	410,659
4.00%, 1/20/2017	EUR	750,000	1,113,729
4.13%, 3/15/2016	EUR	500,000	726,196
4.88%, 8/13/2019	EUR	550,000	897,832
BAT International Finance PLC 5.38%, 6/29/2017	EUR	400,000	621,317
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	300,000	445,595
5.00%, 11/4/2036	GBP	200,000	370,429
5.13%, 12/1/2025	GBP	250,000	473,632
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	500,000	703,252
2.18%, 9/28/2021	EUR	300,000	428,967
2.97%, 2/27/2026	EUR	400,000	586,248
2.99%, 2/18/2019	EUR	300,000	448,258
3.83%, 10/6/2017	EUR	250,000	376,329
4.33%, 12/10/2018	GBP	200,000	369,937
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	300,000	411,255
6.50%, 7/7/2015	EUR	400,000	580,741
8.50%, 12/7/2016	GBP	150,000	295,719
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	342,029
7.00%, 9/19/2033	GBP	300,000	670,050
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	650,000	915,596
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	550,000	812,997
4.75%, 8/5/2019	EUR	850,000	1,371,484
5.13%, 9/18/2017	EUR	500,000	778,157
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	350,000	496,061
4.25%, 12/18/2045	GBP	300,000	506,602
5.25%, 12/19/2033	GBP	300,000	592,022
5.25%, 4/10/2042	GBP	250,000	491,275
5.63%, 12/13/2017	EUR	550,000	880,661
6.38%, 3/9/2039	GBP	200,000	450,090
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	443,230
3.75%, 11/30/2016	EUR	450,000	663,369
3.88%, 10/24/2018	EUR	300,000	462,153

See accompanying notes to financial statements.

282

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

4.00%, 1/15/2021	EUR	300,000	$480,303
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	400,000	564,117
8.38%, 2/17/2016	EUR	400,000	615,554
9.00%, 2/17/2022	GBP	250,000	570,638
Lloyds Bank PLC:
1.88%, 10/10/2018	EUR	400,000	568,519
4.63%, 2/2/2017	EUR	500,000	753,945
5.38%, 9/3/2019	EUR	200,000	332,463
6.38%, 6/17/2016	EUR	400,000	609,779
6.50%, 9/17/2040	GBP	250,000	548,654
Nationwide Building Society:
3.13%, 4/3/2017	EUR	300,000	437,399
5.63%, 9/9/2019	GBP	150,000	289,577
Royal Bank of Scotland Group PLC 1.63%, 6/25/2019	EUR	300,000	412,102
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	300,000	420,405
1.63%, 6/13/2021	EUR	400,000	544,242
1.75%, 10/29/2017	EUR	500,000	703,764
3.63%, 12/15/2015	EUR	300,000	428,995
3.88%, 10/20/2016	EUR	300,000	440,647
4.13%, 1/18/2019 (a)	EUR	400,000	621,036
4.38%, 1/18/2038	GBP	200,000	334,564
Tesco Corp. 1.38%, 7/1/2019	EUR	500,000	685,068
Tesco PLC:
5.88%, 9/12/2016	EUR	250,000	380,486
6.13%, 2/24/2022	GBP	300,000	589,103
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	250,000	458,317
The Royal Bank of Scotland Group PLC 1.50%, 11/28/2016	EUR	500,000	693,132
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	526,998
5.38%, 9/30/2019	EUR	500,000	818,025
5.50%, 3/23/2020	EUR	300,000	498,156
7.50%, 4/29/2024	GBP	300,000	659,668
Vodafone Group PLC:
4.65%, 1/20/2022	EUR	400,000	660,318
6.25%, 1/15/2016	EUR	300,000	446,461
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	378,171
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	395,347

			37,626,442

UNITED STATES — 17.7%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	329,710
AT&T, Inc.:
1.88%, 12/4/2020	EUR	300,000	422,501
2.40%, 3/15/2024	EUR	500,000	699,217
2.50%, 3/15/2023	EUR	300,000	428,473
2.65%, 12/17/2021	EUR	400,000	584,470
3.50%, 12/17/2025	EUR	300,000	457,036
3.55%, 12/17/2032	EUR	400,000	585,810
4.25%, 6/1/2043	GBP	400,000	635,387
4.88%, 6/1/2044	GBP	300,000	526,858
5.88%, 4/28/2017	GBP	100,000	188,454
5.88%, 4/28/2017	GBP	150,000	282,682
7.00%, 4/30/2040	GBP	300,000	690,663
Bank of America Corp.:
1.88%, 1/10/2019	EUR	600,000	842,685
2.38%, 6/19/2024	EUR	300,000	409,589
2.50%, 7/27/2020	EUR	550,000	794,050
4.63%, 8/7/2017	EUR	700,000	1,065,810
4.75%, 4/3/2017	EUR	350,000	529,231
6.13%, 9/15/2021	GBP	200,000	399,622
7.00%, 6/15/2016	EUR	400,000	614,216
7.00%, 7/31/2028	GBP	450,000	997,469
7.75%, 4/30/2018	GBP	100,000	201,801
BMW US Capital LLC 1.00%, 7/18/2017	EUR	300,000	414,433
Citigroup, Inc.:
2.38%, 5/22/2024	EUR	300,000	413,428
3.50%, 8/5/2015	EUR	300,000	423,845
4.00%, 11/26/2015	EUR	300,000	430,136
4.38%, 1/30/2017	EUR	500,000	747,863
5.00%, 8/2/2019	EUR	650,000	1,050,012
7.38%, 9/4/2019	EUR	650,000	1,155,453
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	337,705
GE Capital European Funding 1.63%, 3/15/2018	EUR	300,000	423,682
Heathrow Funding, Ltd.:
4.63%, 10/31/2048	GBP	200,000	340,011
5.23%, 2/15/2025	GBP	150,000	284,821
5.88%, 5/31/2043	GBP	300,000	611,586
6.45%, 12/10/2031	GBP	250,000	533,101
6.75%, 12/3/2028	GBP	250,000	537,589
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	400,000	570,695
4.88%, 5/30/2017	EUR	200,000	305,831
4.88%, 5/30/2017	EUR	100,000	152,915
International Business Machines Corp.:
1.38%, 11/19/2019	EUR	100,000	139,510
1.38%, 11/19/2019	EUR	200,000	279,019
1.88%, 11/6/2020	EUR	600,000	853,438
2.75%, 12/21/2020	GBP	200,000	341,098
2.88%, 11/7/2025	EUR	300,000	439,610
Johnson & Johnson:
4.75%, 11/6/2019	EUR	150,000	245,311
4.75%, 11/6/2019	EUR	100,000	163,541
JPMorgan Chase & Co.:
1.88%, 11/21/2019	EUR	500,000	708,044
2.63%, 4/23/2021	EUR	600,000	877,064
2.75%, 8/24/2022	EUR	400,000	585,449
2.75%, 2/1/2023	EUR	400,000	585,153
3.00%, 2/19/2026	EUR	300,000	436,071
3.75%, 6/15/2016	EUR	400,000	581,062

See accompanying notes to financial statements.

283

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

3.88%, 9/23/2020	EUR	400,000	$627,303
Microsoft Corp.:
2.13%, 12/6/2021	EUR	400,000	573,430
3.13%, 12/6/2028	EUR	600,000	894,356
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	300,000	427,829
Morgan Stanley:
2.25%, 3/12/2018	EUR	500,000	713,653
2.38%, 3/31/2021	EUR	600,000	848,542
3.75%, 9/21/2017	EUR	300,000	446,321
4.00%, 11/17/2015	EUR	300,000	429,307
4.38%, 10/12/2016	EUR	200,000	295,298
4.50%, 2/23/2016	EUR	750,000	1,088,976
5.38%, 8/10/2020	EUR	500,000	829,591
5.50%, 10/2/2017	EUR	300,000	469,030
Oracle Corp. 2.25%, 1/10/2021	EUR	400,000	578,037
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	700,000	1,036,295
5.75%, 6/3/2021	EUR	550,000	964,392
6.50%, 6/3/2038	GBP	450,000	1,021,282
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	421,047
2.88%, 3/3/2026	EUR	400,000	574,068
Roche Holdings, Inc.:
5.63%, 3/4/2016	EUR	800,000	1,190,775
6.50%, 3/4/2021	EUR	450,000	818,670
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	300,000	425,494
The Goldman Sachs Group, Inc.:
2.50%, 10/18/2021	EUR	300,000	425,624
2.63%, 8/19/2020	EUR	300,000	433,139
3.25%, 2/1/2023	EUR	400,000	589,896
4.25%, 1/29/2026	GBP	200,000	345,818
4.38%, 3/16/2017	EUR	450,000	671,669
4.50%, 5/9/2016	EUR	500,000	731,845
4.50%, 1/30/2017	EUR	200,000	298,822
5.13%, 10/23/2019	EUR	200,000	324,084
6.38%, 5/2/2018	EUR	350,000	571,275
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	300,000	425,023
4.88%, 5/11/2027	EUR	250,000	442,660
5.13%, 10/24/2017	EUR	350,000	550,983
Toyota Motor Credit Corp.:
1.25%, 8/1/2017	EUR	400,000	559,257
1.80%, 7/23/2020	EUR	300,000	424,748
6.63%, 2/3/2016	EUR	300,000	451,161
Verizon Communications, Inc.:
2.38%, 2/17/2022	EUR	500,000	713,601
3.25%, 2/17/2026	EUR	300,000	446,036
4.07%, 6/18/2024	GBP	200,000	349,209
4.75%, 2/17/2034	GBP	300,000	529,211
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	300,000	532,818
4.88%, 1/19/2039	GBP	350,000	670,596
5.25%, 9/28/2035	GBP	250,000	499,187
5.63%, 3/27/2034	GBP	350,000	733,478
Wells Fargo & Co.:
2.13%, 6/4/2024	EUR	200,000	275,120
2.25%, 9/3/2020	EUR	400,000	576,510
2.25%, 5/2/2023	EUR	500,000	704,873
2.63%, 8/16/2022	EUR	450,000	656,131
4.13%, 11/3/2016	EUR	150,000	222,105
4.13%, 11/3/2016	EUR	150,000	222,105
4.63%, 11/2/2035	GBP	200,000	359,376

			56,063,266

TOTAL CORPORATE BONDS & NOTES —
(Cost $292,935,732)			309,727,990

	Shares
SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		3,310,595	3,310,595
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)		333,865	333,865

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $3,644,460)			3,644,460

TOTAL INVESTMENTS — 99.0% (f)
(Cost $296,580,192)			313,372,450
OTHER ASSETS & LIABILITIES — 1.0%			3,129,274

NET ASSETS — 100.0%			$316,501,724

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

284

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

At June 30, 2014, Open Forward Foreign Currency Contracts were as follows:

						Unrealized
						Appreciation
Counterparty	Amount Sold		Amount Bought		Settlement Date	(Depreciation) $

Barclays Bank PLC Wholesale	EUR	1,506,401	JPY	208,200,000	7/7/2014	(7,265)
UBS AG London	EUR	216,144	JPY	30,000,000	7/7/2014	208
Barclays Bank PLC Wholesale	JPY	238,200,000	EUR	1,719,943	7/7/2014	3,493
Barclays Bank PLC Wholesale	EUR	1,720,104	JPY	238,200,000	8/5/2014	(3,421)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(6,985)

PLC = Public Limited Company

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

See accompanying notes to financial statements.

285

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.7%
BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2015 (a)	BRL	1,670,000	$681,921
Zero Coupon, 1/1/2016 (a)	BRL	5,760,000	2,222,744
Zero Coupon, 4/1/2016 (a)	BRL	400,000	150,125
Zero Coupon, 7/1/2016 (a)	BRL	4,940,000	1,801,456
Zero Coupon, 1/1/2017 (a)	BRL	3,250,000	1,118,998
Zero Coupon, 7/1/2017 (a)	BRL	1,500,000	487,735
Zero Coupon, 1/1/2018 (a)	BRL	2,500,000	765,957
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2017	BRL	4,340,000	1,903,104
10.00%, 1/1/2018	BRL	540,000	233,552
10.00%, 1/1/2019	BRL	650,000	277,616
10.00%, 1/1/2021	BRL	2,330,000	965,924
10.00%, 1/1/2023	BRL	2,580,000	1,047,574
10.00%, 1/1/2025	BRL	750,000	297,761
Brazilian Government International Bond:
8.50%, 1/5/2024 (b)	BRL	350,000	153,634
10.25%, 1/10/2028	BRL	250,000	119,096
12.50%, 1/5/2016	BRL	250,000	118,813

			12,346,010

CHILE — 1.6%
Bonos del Banco Central de Chile en Pesos:
6.00%, 2/1/2016	CLP	90,000,000	167,966
6.00%, 8/1/2016	CLP	130,000,000	244,482
6.00%, 1/1/2017	CLP	25,000,000	47,344
6.00%, 6/1/2017	CLP	55,000,000	104,883
6.00%, 3/1/2018	CLP	80,000,000	153,135
6.00%, 6/1/2018	CLP	70,000,000	133,949
6.00%, 2/1/2021	CLP	105,000,000	204,618
6.00%, 3/1/2022	CLP	100,000,000	195,378
6.00%, 3/1/2023	CLP	80,000,000	157,027
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	88,623
5.50%, 8/5/2020	CLP	45,000,000	84,852

			1,582,257

COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	138,000,000	67,196
7.75%, 4/14/2021	COP	120,000,000	73,688
9.85%, 6/28/2027	COP	95,000,000	66,165
9.85%, 6/28/2027	COP	200,000,000	139,295
Colombian TES:
7.00%, 5/4/2022	COP	500,000,000	272,909
7.25%, 6/15/2016	COP	1,250,000,000	687,698
7.50%, 8/26/2026	COP	1,000,000,000	550,818
8.00%, 10/28/2015	COP	1,240,000,000	683,918
10.00%, 7/24/2024	COP	1,000,000,000	662,322
11.00%, 7/24/2020	COP	1,000,000,000	653,864
11.25%, 10/24/2018	COP	710,000,000	447,767

			4,305,640

CZECH REPUBLIC — 4.0%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	2,500,000	125,219
1.50%, 10/29/2019	CZK	4,000,000	208,589
2.50%, 8/25/2028	CZK	2,000,000	103,497
3.40%, 9/1/2015	CZK	3,500,000	181,224
3.75%, 9/12/2020	CZK	6,400,000	374,731
3.85%, 9/29/2021	CZK	6,200,000	369,051
4.00%, 4/11/2017	CZK	5,000,000	274,753
4.20%, 12/4/2036	CZK	4,800,000	292,947
4.60%, 8/18/2018	CZK	6,800,000	397,202
4.70%, 9/12/2022	CZK	9,200,000	580,158
5.00%, 4/11/2019	CZK	6,100,000	368,179
5.70%, 5/25/2024	CZK	6,800,000	470,089
6.95%, 1/26/2016	CZK	4,800,000	264,624

			4,010,263

HUNGARY — 3.2%
Hungary Government Bond:
4.00%, 4/25/2018	HUF	45,000,000	204,718
5.50%, 2/12/2016	HUF	93,000,000	432,323
5.50%, 12/22/2016	HUF	100,000,000	472,530
5.50%, 12/20/2018	HUF	47,000,000	227,120
5.50%, 6/24/2025	HUF	10,000,000	48,603
6.00%, 11/24/2023	HUF	57,000,000	285,479
6.50%, 6/24/2019	HUF	88,000,000	445,022
6.75%, 2/24/2017	HUF	50,000,000	243,873
6.75%, 11/24/2017	HUF	47,000,000	233,773
7.00%, 6/24/2022	HUF	49,000,000	258,786
7.50%, 11/12/2020	HUF	51,200,000	273,779
7.75%, 8/24/2015	HUF	9,000,000	42,277

			3,168,283

INDONESIA — 4.6%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	155,209
5.63%, 5/15/2023	IDR	400,000,000	28,342
6.13%, 5/15/2028	IDR	10,500,000,000	699,705
6.25%, 4/15/2017	IDR	1,500,000,000	122,322
6.38%, 4/15/2042	IDR	1,700,000,000	105,040
7.00%, 5/15/2022	IDR	1,290,000,000	101,198
7.00%, 5/15/2027	IDR	2,300,000,000	170,730
7.88%, 4/15/2019	IDR	2,800,000,000	237,014
8.25%, 7/15/2021	IDR	1,940,000,000	165,280
8.25%, 6/15/2032	IDR	6,510,000,000	516,187
8.38%, 3/15/2024	IDR	2,300,000,000	196,630
8.38%, 9/15/2026	IDR	500,000,000	41,652
8.38%, 3/15/2034	IDR	1,000,000,000	80,768
9.50%, 7/15/2031	IDR	580,000,000	51,738
9.50%, 5/15/2041	IDR	1,000,000,000	88,570
9.75%, 5/15/2037	IDR	1,250,000,000	113,523

See accompanying notes to financial statements.

286

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

10.00%, 7/15/2017	IDR	1,800,000,000	$161,704
10.00%, 9/15/2024	IDR	1,000,000,000	93,294
10.00%, 2/15/2028	IDR	1,400,000,000	130,687
10.50%, 8/15/2030	IDR	2,600,000,000	252,762
10.75%, 5/15/2016	IDR	2,100,000,000	187,326
11.00%, 11/15/2020	IDR	3,390,000,000	328,134
11.00%, 9/15/2025	IDR	2,950,000,000	293,218
11.50%, 9/15/2019	IDR	100,000,000	9,700
12.80%, 6/15/2021	IDR	2,150,000,000	226,698

			4,557,431

ISRAEL — 4.4%
Israel Government Bond — Fixed:
3.75%, 3/31/2024	ILS	500,000	157,236
4.00%, 1/31/2018	ILS	1,100,000	350,092
4.25%, 8/31/2016	ILS	2,000,000	624,826
4.25%, 3/31/2023	ILS	1,150,000	376,817
5.00%, 1/31/2020	ILS	1,300,000	440,157
5.50%, 2/28/2017	ILS	1,450,000	471,978
5.50%, 1/31/2022	ILS	1,420,000	502,584
5.50%, 1/31/2042	ILS	650,000	235,649
6.00%, 2/28/2019	ILS	1,250,000	434,845
6.25%, 10/30/2026	ILS	1,230,000	474,778
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	1,150,000	365,690

			4,434,652

MALAYSIA — 5.8%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	2,070,000	643,128
3.20%, 10/15/2015	MYR	300,000	93,481
3.26%, 3/1/2018	MYR	1,110,000	341,173
3.31%, 10/31/2017	MYR	960,000	296,801
3.48%, 3/15/2023	MYR	2,260,000	677,001
3.49%, 3/31/2020	MYR	700,000	213,867
3.50%, 5/31/2027	MYR	600,000	171,885
3.58%, 9/28/2018	MYR	2,000,000	620,918
3.73%, 6/15/2028	MYR	240,000	70,458
3.84%, 4/15/2033	MYR	600,000	172,987
3.89%, 3/15/2027	MYR	600,000	180,218
4.01%, 9/15/2017	MYR	970,000	306,123
4.13%, 4/15/2032	MYR	300,000	89,301
4.16%, 7/15/2021	MYR	1,390,000	438,386
4.18%, 7/15/2024	MYR	100,000	31,514
4.23%, 6/30/2031	MYR	200,000	60,853
4.26%, 9/15/2016	MYR	1,950,000	618,643
4.38%, 11/29/2019	MYR	1,400,000	448,639
4.39%, 4/15/2026	MYR	900,000	286,073
4.94%, 9/30/2043	MYR	150,000	48,125

			5,809,574

MEXICO — 8.5%
Mexican Bonos:
4.75%, 6/14/2018	MXN	6,000,000	467,794
5.00%, 6/15/2017	MXN	6,400,000	510,253
6.00%, 6/18/2015	MXN	2,500,000	197,978
6.25%, 6/16/2016	MXN	7,000,000	568,912
6.50%, 6/10/2021	MXN	5,300,000	437,647
6.50%, 6/9/2022	MXN	3,800,000	311,336
7.25%, 12/15/2016	MXN	9,300,000	776,990
7.50%, 6/3/2027	MXN	11,420,000	114,456
7.75%, 12/14/2017	MXN	10,700,000	921,469
7.75%, 5/29/2031	MXN	7,200,000	634,773
7.75%, 11/13/2042	MXN	4,900,000	427,718
8.00%, 6/11/2020	MXN	5,700,000	505,147
8.00%, 12/7/2023	MXN	7,900,000	711,438
8.50%, 12/13/2018	MXN	5,000,000	446,037
8.50%, 5/31/2029	MXN	5,350,000	503,777
8.50%, 11/18/2038	MXN	3,500,000	328,818
10.00%, 12/5/2024	MXN	1,000,000	102,928
10.00%, 11/20/2036	MXN	5,300,000	568,503

			8,535,974

NIGERIA — 2.2%
Nigeria Government Bond:
4.00%, 4/23/2015	NGN	31,000,000	180,116
7.00%, 10/23/2019	NGN	55,000,000	276,285
10.00%, 7/23/2030	NGN	115,000,000	595,571
10.70%, 5/30/2018	NGN	63,440,000	380,345
13.05%, 8/16/2016	NGN	10,000,000	63,218
15.10%, 4/27/2017	NGN	29,000,000	193,344
16.39%, 1/27/2022	NGN	74,000,000	550,454

			2,239,333

PERU — 1.9%
Peru Government Bond 6.95%, 8/12/2031	PEN	740,000	284,827
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	550,000	195,345
6.85%, 2/12/2042	PEN	580,000	213,796
6.90%, 8/12/2037	PEN	400,000	149,565
6.90%, 8/12/2037	PEN	350,000	130,870
7.84%, 8/12/2020	PEN	1,445,000	594,199
8.20%, 8/12/2026	PEN	620,000	271,135
8.60%, 8/12/2017	PEN	230,000	93,253

			1,932,990

PHILIPPINES — 4.2%
Philippine Government Bond:
3.88%, 11/22/2019	PHP	21,600,000	500,730
5.00%, 8/18/2018	PHP	5,900,000	143,929
5.75%, 11/24/2021	PHP	2,800,000	70,859
5.88%, 1/31/2018	PHP	3,400,000	84,990
5.88%, 12/16/2020	PHP	7,950,000	203,174
6.13%, 10/24/2037	PHP	12,500,000	321,854
6.38%, 1/19/2022	PHP	8,700,000	231,234
7.00%, 1/27/2016	PHP	17,800,000	437,128
7.00%, 3/31/2017	PHP	6,000,000	152,121
7.75%, 8/23/2017	PHP	5,000,000	129,925
7.75%, 2/18/2020	PHP	4,100,000	112,820
7.88%, 2/19/2019	PHP	1,000,000	27,084
8.00%, 7/19/2031	PHP	20,387,338	643,228
8.13%, 12/16/2035	PHP	26,200,000	811,369
9.13%, 9/4/2016	PHP	3,000,000	78,147

See accompanying notes to financial statements.

287

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	$247,423

			4,196,015

POLAND — 6.9%
Poland Government Bond:
Zero Coupon, 7/25/2015 (a)	PLN	400,000	128,455
Zero Coupon, 1/25/2016 (a)	PLN	2,450,000	776,945
2.50%, 7/25/2018	PLN	1,300,000	422,103
3.75%, 4/25/2018	PLN	1,850,000	629,501
4.00%, 10/25/2023	PLN	1,850,000	635,410
4.75%, 10/25/2016	PLN	200,000	69,141
4.75%, 4/25/2017	PLN	2,150,000	748,645
5.00%, 4/25/2016	PLN	1,700,000	584,618
5.25%, 10/25/2017	PLN	1,600,000	568,723
5.25%, 10/25/2020	PLN	1,190,000	438,114
5.50%, 10/25/2019	PLN	850,000	313,386
5.75%, 10/25/2021	PLN	1,200,000	457,918
5.75%, 9/23/2022	PLN	1,100,000	423,453
5.75%, 4/25/2029	PLN	630,000	254,390
6.25%, 10/24/2015	PLN	1,200,000	414,490

			6,865,292

ROMANIA — 2.5%
Romania Government Bond:
4.75%, 8/29/2016	RON	780,000	253,271
4.75%, 6/24/2019	RON	500,000	164,582
5.60%, 11/28/2018	RON	900,000	309,096
5.75%, 1/27/2016	RON	1,600,000	523,828
5.75%, 4/29/2020	RON	580,000	200,058
5.80%, 7/26/2027	RON	250,000	85,220
5.85%, 4/26/2023	RON	800,000	276,594
5.90%, 7/26/2017	RON	1,020,000	345,435
6.00%, 4/30/2016	RON	950,000	313,628

			2,471,712

RUSSIA — 4.5%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	29,000,000	803,512
6.70%, 5/15/2019	RUB	3,500,000	97,849
6.80%, 12/11/2019	RUB	7,900,000	219,375
6.88%, 7/15/2015	RUB	9,000,000	261,788
6.90%, 8/3/2016	RUB	3,800,000	109,528
7.00%, 1/25/2023	RUB	4,600,000	126,035
7.00%, 8/16/2023	RUB	14,000,000	379,556
7.05%, 1/19/2028	RUB	13,600,000	357,050
7.35%, 1/20/2016	RUB	7,200,000	210,064
7.40%, 6/14/2017	RUB	7,620,000	220,192
7.50%, 3/15/2018	RUB	17,500,000	505,691
7.50%, 2/27/2019	RUB	13,000,000	373,213
7.60%, 4/14/2021	RUB	7,300,000	208,802
7.60%, 7/20/2022	RUB	8,000,000	226,827
8.15%, 2/3/2027	RUB	9,000,000	260,017
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	146,159

			4,505,658

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,200,000	293,051
6.50%, 2/28/2041	ZAR	7,800,000	546,717
6.75%, 3/31/2021	ZAR	2,700,000	237,760
7.00%, 2/28/2031	ZAR	3,100,000	245,430
7.25%, 1/15/2020	ZAR	6,650,000	609,809
7.75%, 2/28/2023	ZAR	1,650,000	151,190
8.00%, 12/21/2018	ZAR	5,100,000	487,136
8.00%, 1/31/2030	ZAR	1,700,000	148,831
8.25%, 9/15/2017	ZAR	5,800,000	559,444
10.50%, 12/21/2026	ZAR	8,100,000	888,006
13.50%, 9/15/2015	ZAR	2,920,000	295,504

			4,462,878

SOUTH KOREA — 12.5%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,214,000,000	2,192,048
2.75%, 6/10/2016	KRW	590,000,000	584,097
2.75%, 9/10/2017	KRW	1,310,000,000	1,295,058
2.75%, 3/10/2018	KRW	629,000,000	620,994
3.00%, 12/10/2016	KRW	90,000,000	89,607
3.00%, 3/10/2023	KRW	580,000,000	568,271
3.00%, 12/10/2042	KRW	450,000,000	412,395
3.38%, 9/10/2023	KRW	330,000,000	332,128
3.50%, 3/10/2017	KRW	190,000,000	191,618
3.50%, 3/10/2024	KRW	280,000,000	284,473
3.75%, 6/10/2022	KRW	450,000,000	465,879
3.75%, 12/10/2033	KRW	100,000,000	104,706
4.00%, 3/10/2016	KRW	525,000,000	530,378
4.00%, 12/10/2031	KRW	320,000,000	344,553
4.25%, 6/10/2021	KRW	867,000,000	922,238
4.75%, 12/10/2030	KRW	770,000,000	899,696
5.00%, 6/10/2020	KRW	500,000,000	548,542
5.25%, 9/10/2015	KRW	900,000,000	916,650
5.50%, 12/10/2029	KRW	280,000,000	350,750
5.75%, 9/10/2018	KRW	720,000,000	792,767

			12,446,848

THAILAND — 4.5%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	367,521
3.13%, 12/11/2015	THB	5,650,000	176,291
3.25%, 6/16/2017	THB	5,700,000	179,042
3.45%, 3/8/2019	THB	17,500,000	544,322
3.58%, 12/17/2027	THB	11,150,000	331,121
3.63%, 6/16/2023	THB	9,780,000	298,345
3.65%, 12/17/2021	THB	3,700,000	114,432
3.65%, 6/20/2031	THB	10,700,000	312,480
3.78%, 6/25/2032	THB	9,700,000	286,245
3.80%, 6/14/2041	THB	15,000,000	431,836
3.88%, 6/13/2019	THB	24,500,000	779,541
4.13%, 11/18/2016	THB	8,000,000	255,930
4.85%, 6/17/2061	THB	2,000,000	67,969
4.88%, 6/22/2029	THB	3,000,000	101,598
5.13%, 3/13/2018	THB	6,000,000	199,116
5.40%, 7/27/2016	THB	1,100,000	35,912

			4,481,701

See accompanying notes to financial statements.

288

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

TURKEY — 5.3%
Turkey Government Bond:
5.00%, 5/13/2015	TRY	300,000	$137,740
6.30%, 2/14/2018	TRY	1,390,000	1,500,974
7.10%, 3/8/2023	TRY	750,000	320,650
8.30%, 10/7/2015	TRY	600,000	283,403
8.50%, 9/14/2022	TRY	700,000	327,006
8.80%, 11/14/2018	TRY	450,000	215,789
8.80%, 9/27/2023	TRY	800,000	378,814
9.00%, 1/27/2016	TRY	510,000	243,539
9.00%, 3/8/2017	TRY	1,600,000	769,318
9.50%, 1/12/2022	TRY	1,100,000	541,232
10.40%, 3/20/2024	TRY	300,000	157,089
10.50%, 1/15/2020	TRY	890,000	456,480

			5,332,034

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $97,216,572)			97,684,545

	Shares
SHORT TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)		458,236	458,236
State Street Navigator Securities Lending Prime Portfolio (d)(e)		86,696	86,696

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $544,932)			544,932

TOTAL INVESTMENTS — 98.2% (g)
(Cost $97,761,504)			98,229,477
OTHER ASSETS & LIABILITIES — 1.8%			1,784,608

NET ASSETS — 100.0%			$100,014,085

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2014.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	Investments of cash collateral for securities loaned
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).

At June 30, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

						Unrealized
					Settlement	Appreciation
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

UBS AG London	USD	315,448	RUB	11,000,000	7/7/2014	$7,233
UBS AG London	USD	187,069	RUB	6,300,000	8/5/2014	(2,211)
UBS AG London	RUB	4,700,000	USD	133,618	7/7/2014	(4,255)
UBS AG London	RUB	6,300,000	USD	185,856	7/7/2014	2,261
UBS AG London	RUB	4,600,000	USD	133,949	8/5/2014	(142)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						$2,886

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu

See accompanying notes to financial statements.

289

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

290

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.3%
ARGENTINA — 0.4%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021		50,000	$52,250
YPF SA 8.88%, 12/19/2018		100,000	105,500

			157,750

AUSTRALIA — 1.2%
Consolidated Minerals Ltd. 8.00%, 5/15/2020 (a)(b)		200,000	196,000
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a)		300,000	326,625

			522,625

AUSTRIA — 1.3%
JBS Investments GmbH 7.75%, 10/28/2020		200,000	214,000
OAS Investments GmbH 8.25%, 10/19/2019		200,000	207,000
Telekom Austria AG 5.63%, 12/29/2049 (c)	EUR	100,000	147,008

			568,008

BRAZIL — 0.5%
Banco BTG Pactual SA 5.75%, 9/28/2022		200,000	196,148

CANADA — 7.1%
Air Canada 7.75%, 4/15/2021 (a)		100,000	106,250
Bombardier, Inc.:
4.75%, 4/15/2019 (a)		100,000	101,750
5.75%, 3/15/2022 (a)		100,000	102,500
6.00%, 10/15/2022 (a)		100,000	102,500
6.13%, 5/15/2021	EUR	100,000	150,593
7.50%, 3/15/2018 (a)		100,000	112,750
Brookfield Residential Properties, Inc. 6.13%, 7/1/2022 (a)		100,000	104,000
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	99,750
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)		100,000	103,000
7.25%, 5/15/2022 (a)		200,000	208,500
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	32,475
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	55,000
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)(b)		100,000	105,000
MEG Energy Corp. 7.00%, 3/31/2024 (a)		200,000	220,500
National Money Mart Co. 10.38%, 12/15/2016		100,000	105,375
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)		100,000	109,250
Novelis, Inc. 8.75%, 12/15/2020		200,000	222,000
Pacific Rubiales Energy Corp.:
5.13%, 3/28/2023		100,000	99,250
5.38%, 1/26/2019		250,000	260,625
Precision Drilling Corp. 5.25%, 11/15/2024 (a)		100,000	100,500
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	102,750
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	55,000
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	104,000
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/2018 (a)		200,000	215,500
7.50%, 7/15/2021 (a)		100,000	110,750

			3,089,568

CAYMAN ISLANDS — 1.5%
Resona Preferred Global Securities Cayman Ltd. 7.19%, 12/31/2049 (a)(c)		150,000	157,688
UPCB Finance II, Ltd. 6.38%, 7/1/2020	EUR	100,000	145,298
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)(b)		150,000	159,750
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)		200,000	205,500

			668,236

CHINA — 1.2%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	104,120
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)		200,000	218,240
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018		200,000	190,500

			512,860

COLOMBIA — 0.4%
Bancolombia SA 5.13%, 9/11/2022		150,000	150,840

CZECH REPUBLIC — 0.3%
CE Energy AS 7.00%, 2/1/2021	EUR	100,000	145,301

DOMINICAN REPUBLIC — 0.4%
Aeropuertos Dominicanos Siglo XXI SA 9.25%, 11/13/2019		200,000	191,000

FINLAND — 0.6%
Nokia OYJ 6.63%, 5/15/2039		100,000	108,500
Stora Enso Oyj 5.50%, 3/7/2019	EUR	100,000	154,029

			262,529

FRANCE — 10.8%
Banque PSA Finance SA 4.25%, 2/25/2016	EUR	150,000	213,709
BPCE SA 12.50%, 12/31/2049 (c)	EUR	50,000	95,858
Casino Guichard Perracho SA 4.87%, 1/31/2049 (c)	EUR	100,000	143,590

See accompanying notes to financial statements.

291

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021		200,000	$198,500
CMA CGM SA 8.50%, 4/15/2017 (a)(b)		150,000	154,875
Groupama SA:
6.30%, 10/29/2049 (c)	EUR	150,000	208,453
7.88%, 10/27/2039 (c)	EUR	50,000	77,425
Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	152,663
Labco SA 8.50%, 1/15/2018	EUR	100,000	145,130
Lafarge SA:
4.75%, 9/30/2020	EUR	100,000	155,013
6.63%, 11/29/2018	EUR	150,000	240,799
6.75%, 12/16/2019	EUR	100,000	163,956
8.88%, 11/24/2016	EUR	100,000	160,042
Numericable Group SA:
4.88%, 5/15/2019 (a)		200,000	205,250
5.38%, 5/15/2022	EUR	100,000	145,623
5.63%, 5/15/2024	EUR	100,000	146,670
6.00%, 5/15/2022 (a)		200,000	208,000
6.25%, 5/15/2024 (a)		200,000	208,750
Peugeot SA:
5.63%, 7/11/2017	EUR	100,000	148,912
6.50%, 1/18/2019	EUR	100,000	156,425
Renault SA:
3.63%, 9/19/2018	EUR	150,000	220,557
4.63%, 9/18/2017	EUR	100,000	149,725
Rexel SA 5.13%, 6/15/2020	EUR	100,000	147,184
Societe Generale SA:
5.92%, 12/31/2049 (a)(c)		100,000	106,750
8.88%, 6/29/2049 (c)	GBP	50,000	97,337
9.38%, 12/31/2049 (c)	EUR	100,000	169,775
Veolia Environnement SA 4.45%, 1/29/2049 (c)	EUR	100,000	141,878
Wendel SA:
4.38%, 8/9/2017	EUR	100,000	147,526
5.88%, 9/17/2019	EUR	100,000	160,204

			4,670,579

GERMANY — 5.1%
Commerzbank AG:
6.38%, 3/22/2019	EUR	100,000	156,083
7.75%, 3/16/2021	EUR	100,000	169,528
8.13%, 9/19/2023 (a)		200,000	242,702
Deutsche Lufthansa AG 6.50%, 7/7/2016	EUR	100,000	151,787
K+S AG 4.13%, 12/6/2021	EUR	150,000	229,764
ThyssenKrupp AG:
4.00%, 8/27/2018	EUR	150,000	221,214
4.38%, 2/28/2017	EUR	100,000	145,815
Trionista TopCo GmbH 6.88%, 4/30/2021	EUR	100,000	148,495
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/2023 (a)		200,000	207,000
6.25%, 1/15/2029	EUR	100,000	156,768
7.50%, 3/15/2019	EUR	100,000	146,499
Unitymedia KabelBW GmbH 9.50%, 3/15/2021	EUR	150,000	234,361

			2,210,016

HUNGARY — 0.4%
Mol Hungarian Oil & Gas PLC 5.88%, 4/20/2017 (b)	EUR	100,000	149,237

INDIA — 0.4%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (c)		150,000	155,250

IRELAND — 5.2%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/2019		200,000	206,250
Allied Irish Banks PLC 2.88%, 11/28/2016	EUR	100,000	139,640
Ardagh Packaging Finance PLC 7.38%, 10/15/2017	EUR	150,000	216,155
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017 (a)		200,000	211,060
Bank of Ireland:
2.00%, 5/8/2017	EUR	100,000	137,075
3.25%, 1/15/2019	EUR	100,000	142,345
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	194,000
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023		200,000	194,250
Nara Cable Funding, Ltd.:
8.88%, 12/1/2018	EUR	100,000	146,159
8.88%, 12/1/2018 (a)		200,000	213,500
Sibur Securities, Ltd. 3.91%, 1/31/2018		250,000	240,625
Smurfit Kappa Acquisitions 7.75%, 11/15/2019	EUR	100,000	145,467
UT2 Funding PLC 5.32%, 6/30/2016	EUR	50,000	73,592

			2,260,118

ISRAEL — 0.3%
B Communications, Ltd. 7.38%, 2/15/2021 (a)		100,000	107,500

ITALY — 6.6%
Banca Monte dei Paschi di Siena SpA:
5.60%, 9/9/2020	EUR	50,000	72,375
7.25%, 7/10/2015	EUR	150,000	215,337
Banca Popolare di Milano Scarl 4.25%, 1/30/2019	EUR	100,000	144,810
Banca Popolare di Vicenza 3.50%, 1/20/2017	EUR	100,000	139,923
Banco Popolare SC:
3.50%, 3/14/2019	EUR	100,000	141,858
3.75%, 1/28/2016	EUR	100,000	141,018
6.00%, 11/5/2020	EUR	50,000	74,865
Enel SpA:
6.50%, 1/10/2074 (c)	EUR	100,000	150,949

See accompanying notes to financial statements.

292

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

6.63%, 9/15/2076 (c)	GBP	100,000	$179,534
8.75%, 9/24/2073 (a)(c)		200,000	235,500
Gtech Spa 8.25%, 3/31/2066 (c)	EUR	100,000	147,526
Intesa Sanpaolo SpA 6.63%, 5/8/2018	EUR	100,000	154,051
Telecom Italia SpA:
5.25%, 2/10/2022	EUR	100,000	149,982
5.38%, 1/29/2019	EUR	100,000	152,337
7.38%, 12/15/2017	GBP	100,000	192,230
UniCredit SpA:
3.95%, 2/1/2016 (b)	EUR	50,000	70,340
6.70%, 6/5/2018	EUR	50,000	77,036
Unipol Gruppo Finanziario SpA 4.38%, 3/5/2021	EUR	100,000	145,732
UnipolSai SpA 5.75%, 12/31/2049	EUR	100,000	137,600
Veneto Banca SCPA 4.00%, 7/31/2015	EUR	100,000	138,699

			2,861,702

JAMAICA — 0.7%
Digicel Group Ltd. 7.13%, 4/1/2022		200,000	208,500
Digicel Ltd. 8.25%, 9/1/2017		100,000	102,880

			311,380

JAPAN — 0.8%
Softbank Corp. 4.50%, 4/15/2020 (a)		200,000	203,250
SoftBank Corp. 4.63%, 4/15/2020	EUR	100,000	146,841

			350,091

LUXEMBOURG — 20.2%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)		150,000	160,500
Altice Finco SA 9.88%, 12/15/2020 (a)		200,000	230,500
Altice SA:
7.25%, 5/15/2022	EUR	150,000	218,701
7.75%, 5/15/2022 (a)		200,000	213,500
ArcelorMittal:
5.00%, 2/25/2017		200,000	211,500
5.88%, 11/17/2017	EUR	100,000	152,831
6.75%, 2/25/2022		100,000	112,000
7.25%, 3/1/2041		100,000	106,250
7.50%, 10/15/2039		50,000	55,000
10.35%, 6/1/2019		100,000	128,000
10.63%, 6/3/2016	EUR	50,000	80,093
CHC Helicopter SA 9.25%, 10/15/2020		135,000	147,150
Cirsa Funding Luxembourg SA 8.75%, 5/15/2018	EUR	100,000	142,049
CNH Industrial Finance Europe SA:
2.75%, 3/18/2019	EUR	100,000	138,821
6.25%, 3/9/2018	EUR	100,000	155,971
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)		200,000	204,500
CSN Resources SA 6.50%, 7/21/2020		150,000	155,250
Evraz Group SA 7.40%, 4/24/2017		250,000	258,125
Fiat Finance & Trade SA:
4.75%, 3/22/2021	EUR	100,000	142,666
6.38%, 4/1/2016	EUR	100,000	145,362
6.63%, 3/15/2018	EUR	100,000	151,702
6.75%, 10/14/2019	EUR	100,000	155,108
7.75%, 10/17/2016	EUR	150,000	226,832
Finmeccanica Finance SA:
4.38%, 12/5/2017	EUR	100,000	146,198
4.50%, 1/19/2021	EUR	100,000	143,624
5.25%, 1/21/2022	EUR	100,000	149,237
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)		200,000	222,020
HeidelbergCement Finance Luxembourg SA:
3.25%, 10/21/2021	EUR	100,000	143,556
7.50%, 4/3/2020	EUR	100,000	172,513
Home Credit & Finance Bank OOO Via Eurasia Capital SA 9.38%, 4/24/2020 (c)		200,000	187,250
INEOS Group Holdings SA 6.50%, 8/15/2018	EUR	100,000	142,734
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023		100,000	99,500
6.63%, 12/15/2022		100,000	104,375
7.25%, 4/1/2019		150,000	159,563
7.25%, 10/15/2020		200,000	215,500
Intelsat Luxembourg SA 8.13%, 6/1/2023		200,000	216,250
MHP SA 8.25%, 4/2/2020		200,000	183,040
Millicom International Cellular SA 6.63%, 10/15/2021 (a)		200,000	215,000
Minerva Luxembourg SA 7.75%, 1/31/2023		200,000	214,000
NII International Telecom SCA 11.38%, 8/15/2019		200,000	177,000
Offshore Drilling Holding SA 8.38%, 9/20/2020		200,000	221,500
Play Finance 2 SA 5.25%, 2/1/2019	EUR	100,000	143,624
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		250,000	246,885
Sunrise Communications Holdings SA 8.50%, 12/31/2018	EUR	100,000	145,705
Telecom Italia Capital SA:
7.18%, 6/18/2019		100,000	115,625
7.20%, 7/18/2036		100,000	110,750
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	88,653
Telenet Finance V Luxembourg SCA 6.25%, 8/15/2022	EUR	100,000	150,100
UniCredit Bank Luxembourg SA 8.13%, 12/29/2049 (c)	EUR	50,000	81,293

See accompanying notes to financial statements.

293

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	$294,710
7.25%, 2/15/2018 (a)		200,000	211,300
7.38%, 2/15/2018	EUR	100,000	144,445
7.38%, 4/23/2021 (a)		200,000	213,500

			8,751,861

MEXICO — 1.5%
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	170,813
Cemex SAB de CV:
7.25%, 1/15/2021		250,000	275,000
9.00%, 1/11/2018		200,000	215,000

			660,813

MIDWAY ISLANDS — 0.1%
Teekay Corp. 8.50%, 1/15/2020		50,000	57,750

NETHERLANDS — 10.7%
ABN AMRO Bank NV 4.31%, 3/29/2049 (c)	EUR	100,000	139,653
Deutsche Annington Finance BV 4.63%, 4/8/2074 (c)	EUR	100,000	140,516
EDP Finance BV:
2.63%, 4/15/2019	EUR	100,000	138,391
4.13%, 1/20/2021	EUR	100,000	146,944
4.75%, 9/26/2016	EUR	100,000	146,377
5.25%, 1/14/2021 (a)(b)		200,000	212,000
5.75%, 9/21/2017	EUR	100,000	152,660
Fresenius Finance BV:
2.88%, 7/15/2020	EUR	100,000	144,103
4.25%, 4/15/2019	EUR	50,000	76,401
Grupo Isolux Corsan Finance BV 6.63%, 4/15/2021	EUR	100,000	139,482
HeidelbergCement Finance Luxembourg SA 8.00%, 1/31/2017	EUR	150,000	238,953
Koninklijke KPN NV 6.13%, 3/29/2049 (c)	EUR	100,000	147,636
Marfrig Holding Europe BV 6.88%, 6/24/2019		200,000	202,600
Metinvest BV 8.75%, 2/14/2018		200,000	174,000
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)		200,000	200,500
Schaeffler Finance BV:
7.75%, 2/15/2017	EUR	100,000	156,083
7.75%, 2/15/2017 (a)		200,000	225,500
Schaeffler Holding Finance BV 6.88%, 8/15/2018	EUR	100,000	144,103
Sensata Technologies BV 6.50%, 5/15/2019 (a)		50,000	53,188
Telefonica Europe BV:
6.50%, 12/31/2049 (c)	EUR	100,000	150,792
7.63%, 12/31/2049 (c)	EUR	200,000	321,750
ThyssenKrupp Finance Nederland BV 8.50%, 2/25/2016	EUR	100,000	152,660
UPC Holding BV 6.75%, 3/15/2023	CHF	150,000	187,500
VimpelCom Holdings BV:
5.95%, 2/13/2023		250,000	246,563
6.25%, 3/1/2017		250,000	263,125
VTR Finance BV 6.88%, 1/15/2024		200,000	214,748
Ziggo Bond Co. BV 8.00%, 5/15/2018	EUR	100,000	144,582

			4,660,810

PORTUGAL — 0.6%
Banco Espirito Santo SA:
4.00%, 1/21/2019	EUR	100,000	134,207
7.13%, 11/28/2023 (c)	EUR	100,000	133,443

			267,650

SINGAPORE — 0.1%
Flextronics International, Ltd. 5.00%, 2/15/2023		50,000	51,750

SOUTH AFRICA — 0.5%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/2020		200,000	224,000

SOUTH KOREA — 0.3%
Woori Bank Co. Ltd. 6.21%, 5/2/2067 (a)(c)		100,000	108,000

SPAIN — 3.4%
Abengoa Finance SAU:
7.75%, 2/1/2020 (a)		170,000	189,337
8.88%, 2/5/2018	EUR	100,000	157,966
Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	140,700
Bankia SA:
3.50%, 1/17/2019	EUR	100,000	145,498
4.00%, 5/22/2024 (c)	EUR	100,000	136,151
BPE Financiaciones SA:
2.88%, 5/19/2016	EUR	100,000	140,254
4.00%, 7/17/2015	EUR	100,000	140,658
CaixaBank SA 5.00%, 11/14/2023 (c)	EUR	100,000	148,119
Kutxabank SA 4.40%, 3/1/2016	EUR	100,000	144,588
Obrascon Huarte Lain SA 8.75%, 3/15/2018	EUR	100,000	148,895

			1,492,166

SWEDEN — 0.7%
Eileme 2 AB 11.75%, 1/31/2020	EUR	100,000	164,134
Verisure Holding AB 8.75%, 9/1/2018	EUR	100,000	147,047

			311,181

TURKEY — 0.4%
Yapi ve Kredi Bankasi AS 5.50%, 12/6/2022		200,000	189,860

UNITED KINGDOM — 11.6%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		200,000	212,500
Arqiva Broadcast Finance Plc 9.50%, 3/31/2020	GBP	100,000	194,068

See accompanying notes to financial statements.

294

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount		Value

Co-operative Group Holdings 2011 7.50%, 7/8/2026	GBP	100,000	$183,809
Crown Newco 3 PLC 7.00%, 2/15/2018	GBP	100,000	180,175
EC Finance PLC 9.75%, 8/1/2017	EUR	100,000	144,103
HBOS Capital Funding LP 6.46%, 11/29/2049 (b)(c)	GBP	100,000	183,809
Ineos Finance PLC 7.50%, 5/1/2020 (a)		150,000	163,312
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)		165,000	166,650
Investec Bank PLC 9.63%, 2/17/2022	GBP	100,000	199,763
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/2022	GBP	100,000	175,260
8.13%, 5/15/2021 (a)		150,000	168,750
Kerling PLC 10.63%, 2/1/2017	EUR	100,000	145,186
NBG Finance PLC 4.38%, 4/30/2019	EUR	100,000	135,022
New Look Bondco I PLC 8.75%, 5/14/2018	GBP	100,000	182,526
Old Mutual PLC 8.00%, 6/3/2021	GBP	100,000	195,722
OTE PLC 7.88%, 2/7/2018	EUR	100,000	159,375
Rexam PLC 6.75%, 6/29/2067 (c)	EUR	100,000	144,616
Royal Bank of Scotland Group PLC:
3.63%, 3/25/2024 (c)	EUR	100,000	140,190
5.13%, 5/28/2024		100,000	101,540
6.10%, 6/10/2023		350,000	383,108
7.64%, 12/31/2049 (c)		100,000	106,875
7.65%, 12/31/2049 (c)		100,000	121,000
The Royal Bank of Scotland Plc 4.63%, 9/22/2021 (c)	EUR	50,000	70,511
Thomas Cook Finance PLC 7.75%, 6/15/2020	EUR	100,000	149,922
Vedanta Resources PLC:
6.00%, 1/31/2019		200,000	206,760
7.13%, 5/31/2023		200,000	211,000
Virgin Media Secured Finance PLC:
5.38%, 4/15/2021 (a)		250,000	262,500
5.50%, 1/15/2021	GBP	100,000	177,927
6.00%, 4/15/2021	GBP	100,000	180,389

			5,046,368

UNITED STATES — 2.0%
Cemex Finance LLC 9.38%, 10/12/2022		200,000	235,250
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)		100,000	109,000
5.88%, 1/31/2022 (a)		100,000	110,500
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		100,000	111,250
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018		111,000	117,383
NII Capital Corp.:
7.63%, 4/1/2021		100,000	28,750
10.00%, 8/15/2016		100,000	31,000
SMFG Preferred Capital USD 3, Ltd. 9.50%, 12/31/2049 (a)(b)(c)		100,000	125,380

			868,513

TOTAL CORPORATE BONDS & NOTES —
(Cost $41,724,791)			42,231,460

	Shares
SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)(f) (Cost $412,963)		412,963	412,963

TOTAL INVESTMENTS — 98.2% (g)
(Cost $42,137,754)			42,644,423
OTHER ASSETS & LIABILITIES — 1.8%			761,561

NET ASSETS — 100.0%			$43,405,984

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 22.7% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(c)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

295

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 1.8%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)(b)	$9,141,000	$9,780,870
Aviation Capital Group Corp.:
6.75%, 4/6/2021 (b)	12,782,000	14,378,791
7.13%, 10/15/2020 (b)	10,696,000	12,325,204
BE Aerospace, Inc.:
5.25%, 4/1/2022	17,905,000	19,494,069
6.88%, 10/1/2020	8,378,000	9,100,603
Bombardier, Inc.:
6.00%, 10/15/2022 (a)(b)	12,400,000	12,710,000
6.13%, 1/15/2023 (a)(b)	16,696,000	17,196,880
7.75%, 3/15/2020 (a)(b)	13,793,000	15,588,159
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	8,628,000	8,541,720
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/2018	8,230,000	8,703,225
7.13%, 3/15/2021	8,959,000	9,787,707
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (a)(b)	7,302,000	7,594,080
TransDigm, Inc.:
5.50%, 10/15/2020	9,205,000	9,355,962
6.00%, 7/15/2022 (b)	10,080,000	10,357,200
6.50%, 7/15/2024 (b)	11,160,000	11,620,350

		176,534,820

AIRLINES — 0.2%
Continental Airlines, Inc. 6.75%, 9/15/2015 (b)	10,985,000	11,081,119
US Airways Group, Inc. 6.13%, 6/1/2018 (a)	9,193,000	9,710,106

		20,791,225

AUTO COMPONENTS — 0.8%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (a)	7,800,000	8,541,000
Jaguar Land Rover Automotive PLC 4.13%, 12/15/2018 (a)(b)	8,665,000	8,924,950
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (b)	11,807,000	12,441,626
Tenneco, Inc. 6.88%, 12/15/2020	8,344,000	9,084,530
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	15,094,000	16,376,990
7.00%, 5/15/2022 (a)	7,150,000	7,936,500
8.25%, 8/15/2020	15,523,000	17,036,493

		80,342,089

AUTOMOBILES — 1.7%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/2019 (a)	30,177,000	32,779,766
8.25%, 6/15/2021 (a)	34,395,000	38,866,350
General Motors Co.:
3.50%, 10/2/2018 (b)	19,165,000	19,596,213
4.88%, 10/2/2023 (a)(b)	20,517,000	21,594,142
6.25%, 10/2/2043 (a)(b)	19,790,000	22,709,025
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	8,129,000	8,637,063
Navistar International Corp. 8.25%, 11/1/2021 (a)	23,511,000	24,539,606

		168,722,165

BANKS — 1.9%
CIT Group, Inc.:
4.25%, 8/15/2017	23,662,000	24,682,424
5.25%, 3/15/2018 (a)	20,000,000	21,475,000
5.50%, 2/15/2019 (b)(c)	24,250,000	26,280,937
Commerzbank AG 8.13%, 9/19/2023 (a)(b)	11,717,000	14,218,697
Provident Funding Associates LP/ PFG Finance Corp. 6.75%, 6/15/2021 (a)(b)	14,662,000	14,845,275
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	22,350,000	22,694,168
6.00%, 12/19/2023	26,660,000	28,824,925
6.13%, 12/15/2022 (a)	31,644,000	34,610,119

		187,631,545

BEVERAGES — 0.4%
Constellation Brands, Inc.:
3.75%, 5/1/2021	7,055,000	7,010,906
4.25%, 5/1/2023	14,525,000	14,579,469
6.00%, 5/1/2022 (a)	7,953,000	8,927,243
Cott Beverages, Inc. 5.38%, 7/1/2022 (b)	9,170,000	9,192,925

		39,710,543

BUILDING PRODUCTS — 0.8%
Associated Materials LLC 9.13%, 11/1/2017 (a)	14,087,000	14,615,262
Building Materials Corp. of America 6.75%, 5/1/2021 (b)(c)	14,995,000	16,157,112
Griffon Corp. 5.25%, 3/1/2022 (a)	11,420,000	11,348,625
Masco Corp. 7.13%, 3/15/2020	5,425,000	6,383,706
Masonite International Corp. 8.25%, 4/15/2021 (b)	7,203,000	7,851,270
Nortek, Inc. 8.50%, 4/15/2021	9,595,000	10,602,475
Ply Gem Industries, Inc. 6.50%, 2/1/2022 (a)(b)	7,287,000	7,050,173
Texas Industries, Inc. 9.25%, 8/15/2020	4,597,000	5,206,103

		79,214,726

CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	7,385,000	7,680,400
6.38%, 11/15/2019	11,321,000	12,254,983
Walter Investment Management Corp. 7.88%, 12/15/2021 (a)(b)	11,466,000	11,981,970

		31,917,353

See accompanying notes to financial statements.

296

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

CHEMICALS — 2.5%
Ashland, Inc.:
3.00%, 3/15/2016 (a)	$8,904,000	$9,082,080
3.88%, 4/15/2018 (a)	8,802,000	9,055,057
4.75%, 8/15/2022 (a)	14,735,000	14,808,675
Celanese US Holdings LLC:
4.63%, 11/15/2022	8,524,000	8,566,620
6.63%, 10/15/2018	8,599,000	8,985,955
Eagle Spinco, Inc. 4.63%, 2/15/2021	9,516,000	9,444,630
Hexion US Finance Corp. 6.63%, 4/15/2020 (a)	18,062,000	19,145,720
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC:
8.88%, 2/1/2018	18,155,000	18,881,200
9.00%, 11/15/2020 (a)	2,500,000	2,550,000
Huntsman International LLC:
4.88%, 11/15/2020 (a)	7,050,000	7,296,750
8.63%, 3/15/2021	9,664,000	10,678,720
Ineos Finance PLC:
7.50%, 5/1/2020 (a)(b)	12,229,000	13,314,324
8.38%, 2/15/2019 (a)(b)	16,195,000	17,693,037
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)(b)	7,736,000	8,006,760
NOVA Chemicals Corp. 5.25%, 8/1/2023 (b)	6,667,000	7,283,698
PolyOne Corp. 5.25%, 3/15/2023	8,963,000	9,209,482
PQ Corp. 8.75%, 5/1/2018 (a)(b)	8,078,000	8,774,728
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (b)(c)	4,111,000	4,182,943
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	17,543,000	18,200,862
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (b)	16,150,000	17,886,125
Tronox Finance LLC 6.38%, 8/15/2020 (a)	12,998,000	13,420,435
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)(b)	10,621,000	11,576,890

		248,044,691

COMMERCIAL SERVICES — 0.4%
Ceridian Corp. 8.88%, 7/15/2019 (b)	10,100,000	11,413,000
National Money Mart Co. 10.38%, 12/15/2016 (a)	19,513,000	20,561,824
Service Corp. International 5.38%, 5/15/2024 (b)	8,850,000	9,049,125

		41,023,949

COMMERCIAL SERVICES & SUPPLIES — 3.5%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	6,375,000	6,677,813
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	8,750,000	9,428,125
Altegrity, Inc. 9.50%, 7/1/2019 (b)	13,000,000	13,000,000
APX Group, Inc.:
6.38%, 12/1/2019	11,390,000	11,817,125
8.75%, 12/1/2020 (a)	15,570,000	15,803,550
ARAMARK Corp. 5.75%, 3/15/2020	12,861,000	13,600,507
Ashtead Capital, Inc. 6.50%, 7/15/2022 (b)	13,275,000	14,502,937
Cenveo Corp. 6.00%, 8/1/2019 (a)(b)	7,710,000	7,710,000
Ceridian LLC/Comdata, Inc. 8.13%, 11/15/2017 (b)	10,750,000	10,857,500
Clean Harbors, Inc.:
5.13%, 6/1/2021	9,673,000	9,884,597
5.25%, 8/1/2020	8,614,000	8,883,188
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	11,148,000	9,336,450
H&E Equipment Services, Inc. 7.00%, 9/1/2022	6,362,000	7,030,010
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (b)	11,040,000	11,564,400
Iron Mountain, Inc.:
5.75%, 8/15/2024 (a)	11,829,000	12,183,870
6.00%, 8/15/2023 (a)	9,454,000	10,222,137
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (b)	7,665,000	7,933,275
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/1/2019 (b)	7,785,000	8,505,113
Laureate Education, Inc. 9.25%, 9/1/2019 (a)(b)	27,775,000	28,608,250
Monitronics International, Inc. 9.13%, 4/1/2020 (a)	6,250,000	6,671,875
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (b)(c)	6,995,000	7,414,700
ServiceMaster Co.:
7.00%, 8/15/2020 (a)	7,573,000	8,055,779
8.00%, 2/15/2020	9,240,000	9,956,100
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	15,800,000	16,432,000
The ADT Corp.:
3.50%, 7/15/2022	11,421,000	10,393,110
4.88%, 7/15/2042	11,750,000	9,811,250
6.25%, 10/15/2021	15,389,000	16,312,340
The Hertz Corp.:
5.88%, 10/15/2020 (a)	10,428,000	10,897,260
6.75%, 4/15/2019	18,857,000	19,988,420
7.50%, 10/15/2018 (a)	5,350,000	5,604,125

		339,085,806

CONSTRUCTION & ENGINEERING — 0.1%
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (b)	4,625,000	4,937,188

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. 7.50%, 6/15/2021 (a)	8,512,000	10,076,080

See accompanying notes to financial statements.

297

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

CONSUMER FINANCE — 0.9%
DFC Finance Corp. 10.50%, 6/15/2020 (b)	$9,880,000	$10,089,950
Enova International, Inc. 9.75%, 6/1/2021 (a)(b)	11,175,000	11,133,094
SLM Corp.:
5.50%, 1/15/2019	16,125,000	17,132,812
6.25%, 1/25/2016	26,618,000	28,281,625
8.00%, 3/25/2020	19,800,000	22,893,750

		89,531,231

CONTAINERS & PACKAGING — 1.3%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (b)	4,560,000	4,696,800
Ardagh Packaging Finance PLC:
7.38%, 10/15/2017 (b)	7,350,000	7,756,455
9.13%, 10/15/2020 (b)	11,922,000	13,203,615
Ball Corp.:
4.00%, 11/15/2023	14,800,000	14,097,000
5.00%, 3/15/2022	8,985,000	9,209,625
6.75%, 9/15/2020 (a)(c)	7,770,000	8,284,762
Berry Plastics Corp.:
5.50%, 5/15/2022 (a)	7,480,000	7,522,075
9.75%, 1/15/2021 (a)	8,730,000	9,952,200
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	6,174,000	6,606,180
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	11,217,000	10,925,358
Sealed Air Corp.:
8.13%, 9/15/2019 (b)	8,100,000	8,920,125
8.38%, 9/15/2021 (a)(b)(c)	10,724,000	12,278,980
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (b)	7,840,000	7,938,000
Silgan Holdings, Inc. 5.00%, 4/1/2020 (a)	8,975,000	9,199,375

		130,590,550

DISTRIBUTORS — 0.9%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (b)	10,722,000	11,097,270
HD Supply, Inc.:
7.50%, 7/15/2020 (a)	18,503,000	20,214,527
8.13%, 4/15/2019	15,747,000	17,302,016
11.50%, 7/15/2020 (a)	14,150,000	17,015,375
LKQ Corp. 4.75%, 5/15/2023	11,148,000	10,991,928
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	9,075,000	9,596,813

		86,217,929

DIVERSIFIED CONSUMER SERVICES — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	45,768,000	48,285,240
9.00%, 4/15/2019	19,800,000	20,963,250
9.88%, 8/15/2019 (a)	30,650,000	33,944,875

		103,193,365

DIVERSIFIED FINANCIAL SERVICES — 3.6%
Aircastle, Ltd.:
5.13%, 3/15/2021 (a)	3,600,000	3,726,000
6.25%, 12/1/2019	11,765,000	12,882,675
6.75%, 4/15/2017 (a)	8,948,000	9,932,280
Ally Financial, Inc.:
5.50%, 2/15/2017	5,000,000	5,418,750
7.50%, 9/15/2020	23,650,000	28,498,250
8.00%, 3/15/2020	26,937,000	32,728,455
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	8,258,000	8,526,385
CNH Capital LLC:
3.63%, 4/15/2018 (a)	9,412,000	9,612,005
3.88%, 11/1/2015	9,650,000	9,843,000
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (b)	23,383,000	24,785,980
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	16,800,000	17,304,000
5.88%, 2/1/2022	18,358,000	19,230,005
6.00%, 8/1/2020 (a)	18,810,000	20,150,212
International Lease Finance Corp.:
6.25%, 5/15/2019	15,750,000	17,640,000
8.63%, 9/15/2015	15,470,000	16,746,275
8.75%, 3/15/2017	22,137,000	25,734,262
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (b)	9,429,000	9,900,450
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021 (a)	13,525,000	13,558,813
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.88%, 3/15/2022 (a)(b)	5,500,000	5,871,250
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (b)	4,950,000	5,364,563
9.50%, 10/15/2020 (b)	9,553,000	11,320,305
Opal Acquisition, Inc. 8.88%, 12/15/2021 (b)	16,650,000	17,524,125
Springleaf Finance Corp. 7.75%, 10/1/2021 (a)(c)	2,625,000	2,953,125
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (b)	11,890,000	12,603,400
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	8,296,000	8,735,688

		350,590,253

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.3%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)(b)	8,792,000	9,077,740
6.75%, 11/15/2020 (a)(b)	11,548,000	12,298,620
8.88%, 1/1/2020 (b)	8,002,000	9,062,265

See accompanying notes to financial statements.

298

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Altice Financing SA 6.50%, 1/15/2022 (b)	$14,800,000	$15,762,000
Altice SA 7.75%, 5/15/2022 (a)(b)	35,055,000	37,421,212
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(b)	10,135,000	10,743,100
CenturyLink, Inc.:
5.63%, 4/1/2020	13,688,000	14,440,840
5.80%, 3/15/2022 (a)	18,810,000	19,585,912
6.45%, 6/15/2021 (a)	16,595,000	18,005,575
Cincinnati Bell, Inc.:
8.38%, 10/15/2020	9,000,000	9,866,250
8.75%, 3/15/2018	7,454,000	7,817,383
CommScope, Inc.:
5.00%, 6/15/2021 (b)	7,880,000	8,037,600
5.50%, 6/15/2024 (a)(b)	8,030,000	8,160,488
Frontier Communications Corp.:
7.13%, 1/15/2023 (a)	10,155,000	10,764,300
7.63%, 4/15/2024 (a)	10,450,000	11,246,813
8.50%, 4/15/2020 (a)	14,235,000	16,797,300
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	12,758,000	14,225,170
7.63%, 6/15/2021	24,100,000	27,594,500
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)(b)	15,605,000	15,761,050
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)	27,220,000	27,083,900
7.25%, 10/15/2020	28,000,000	30,170,000
Intelsat Luxembourg SA 7.75%, 6/1/2021 (a)	33,296,000	35,252,140
Koninklijke KPN NV 7.00%, 3/28/2073 (b)(d)	8,750,000	9,240,000
Level 3 Financing, Inc.:
7.00%, 6/1/2020 (a)	8,192,000	8,949,760
8.13%, 7/1/2019	17,366,000	18,950,648
8.63%, 7/15/2020	12,880,000	14,425,600
Numericable Group SA:
4.88%, 5/15/2019 (a)(b)	29,550,000	30,325,687
6.00%, 5/15/2022 (b)	52,080,000	54,163,200
6.25%, 5/15/2024 (b)	20,735,000	21,642,156
SBA Telecommunications, Inc. 5.75%, 7/15/2020 (c)	10,490,000	11,119,400
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	33,405,000	33,947,831
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (b)	13,461,000	13,881,656
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (b)(c)	13,715,000	14,606,475
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (b)	10,195,000	11,214,500
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (b)	10,010,000	10,935,925
ViaSat, Inc. 6.88%, 6/15/2020 (a)	14,406,000	15,522,465
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)(b)	9,500,000	10,307,500
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (b)	13,604,000	14,284,200
West Corp.:
5.38%, 7/15/2022 (b)(e)	16,840,000	16,671,600
7.88%, 1/15/2019	3,287,000	3,488,329
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (b)(e)	20,840,000	20,996,300
6.50%, 4/30/2020 (b)	200,000	216,750
7.25%, 2/15/2018 (b)	17,250,000	18,224,625
7.38%, 4/23/2021 (a)(b)	41,040,000	43,810,200
Windstream Corp.:
6.38%, 8/1/2023 (a)	9,385,000	9,514,044
7.75%, 10/1/2021 (c)	14,500,000	15,841,250
7.88%, 11/1/2017	13,501,000	15,543,026

		806,997,285

ELECTRIC UTILITIES — 2.5%
AES Corp. 4.88%, 5/15/2023	10,417,000	10,312,830
Calpine Corp.:
7.50%, 2/15/2021 (b)	27,887,000	30,257,395
7.88%, 7/31/2020 (a)(b)	1,500,000	1,627,500
7.88%, 1/15/2023 (b)	18,254,000	20,353,210
DPL, Inc. 7.25%, 10/15/2021	9,947,000	10,941,700
Dynegy, Inc. 5.88%, 6/1/2023 (a)	6,234,000	6,280,755
EDP Finance BV:
4.90%, 10/1/2019 (b)	16,333,000	17,273,781
5.25%, 1/14/2021 (a)(b)(c)	7,830,000	8,299,800
Enel SpA 8.75%, 9/24/2073 (a)(b)(d)	15,400,000	18,133,500
FirstEnergy Corp. 4.25%, 3/15/2023	11,000,000	10,955,087
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)(b)	9,320,000	9,416,192
GenOn Energy, Inc.:
9.50%, 10/15/2018	15,970,000	17,527,075
9.88%, 10/15/2020	13,851,000	15,062,962
InterGen NV 7.00%, 6/30/2023 (b)	10,899,000	11,253,217
NRG Energy, Inc.:
6.25%, 7/15/2022 (a)(b)	14,065,000	14,979,225
7.63%, 1/15/2018	13,988,000	16,051,230
7.88%, 5/15/2021 (a)	14,141,000	15,678,834
The AES Corp. 7.38%, 7/1/2021	12,439,000	14,553,630

		248,957,923

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Belden, Inc. 5.50%, 9/1/2022 (b)	10,978,000	11,362,230
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	18,194,000	19,695,005
Flextronics International, Ltd.:
4.63%, 2/15/2020 (a)	8,725,000	8,964,937
5.00%, 2/15/2023 (a)	9,005,000	9,320,175
General Cable Corp. 6.50%, 10/1/2022 (a)(b)	11,755,000	11,960,712
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (b)	8,225,000	8,245,563

See accompanying notes to financial statements.

299

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.75%, 2/15/2021 (b)	$8,195,000	$8,614,994
5.75%, 3/15/2023 (b)	6,552,000	6,887,790
Rexel SA:
5.25%, 6/15/2020 (b)	7,505,000	7,805,200
6.13%, 12/15/2019 (a)(b)	7,290,000	7,709,175
Viasystems, Inc. 7.88%, 5/1/2019 (b)	8,964,000	9,479,430

		110,045,211

ENERGY EQUIPMENT & SERVICES — 0.1%
Calfrac Holdings LP 7.50%, 12/1/2020 (b)	6,980,000	7,503,500

ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(b)	19,755,000	22,323,150
Aguila 3 SA 7.88%, 1/31/2018 (b)	12,153,000	12,821,415

		35,144,565

FOOD PRODUCTS — 2.3%
B&G Foods, Inc. 4.63%, 6/1/2021 (a)	9,797,000	9,821,492
Big Heart Pet Brands 7.63%, 2/15/2019	13,406,000	13,970,393
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	7,295,000	7,787,413
Darling Ingredients, Inc. 5.38%, 1/15/2022 (b)	5,930,000	6,152,375
Harbinger Group, Inc. 7.88%, 7/15/2019	13,717,000	15,002,969
HJ Heinz Co. 4.25%, 10/15/2020 (a)	43,531,000	43,803,069
HJ Heinz Finance Co. 7.13%, 8/1/2039 (a)(b)	11,650,000	12,698,500
Ingles Markets, Inc. 5.75%, 6/15/2023 (a)	6,940,000	7,044,100
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (b)	3,185,000	3,177,038
7.25%, 6/1/2021 (b)	13,450,000	14,425,125
8.25%, 2/1/2020 (b)	10,300,000	11,175,500
Post Holdings, Inc.:
6.00%, 12/15/2022 (a)(b)	3,640,000	3,712,800
6.75%, 12/1/2021 (a)(b)	13,413,000	14,251,312
7.38%, 2/15/2022 (a)	16,226,000	17,544,362
Smithfield Foods, Inc. 6.63%, 8/15/2022	12,699,000	13,905,405
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (b)	8,074,000	8,437,330
US Foods, Inc. 8.50%, 6/30/2019 (a)	19,349,000	20,713,104

		223,622,287

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Biomet, Inc.:
6.50%, 8/1/2020	25,014,000	26,952,585
6.50%, 10/1/2020	9,925,000	10,594,937
ConvaTec Finance International SA 8.25%, 1/15/2019 (b)	9,725,000	9,943,813
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (a)(b)	12,600,000	12,505,500
Hologic, Inc. 6.25%, 8/1/2020	10,998,000	11,602,890
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018 (a)	24,960,000	28,204,800
12.50%, 11/1/2019 (a)	8,500,000	9,775,000
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (a)	10,750,000	10,454,375
Universal Hospital Services, Inc. 7.63%, 8/15/2020	11,825,000	12,386,687

		132,420,587

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Capella Healthcare, Inc. 9.25%, 7/1/2017	6,900,000	7,245,000
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018 (a)	18,749,000	19,663,014
6.88%, 2/1/2022 (a)(b)	44,954,000	47,651,240
8.00%, 11/15/2019	26,485,000	29,001,075
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/2024	9,468,000	9,527,175
5.75%, 8/15/2022	16,242,000	17,358,637
6.63%, 11/1/2020	10,063,000	10,691,938
Envision Healthcare Corp. 5.13%, 7/1/2022 (b)	8,675,000	8,750,906
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (b)	11,473,000	12,505,570
5.88%, 1/31/2022 (b)	9,068,000	10,020,140
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)(b)	12,386,000	13,531,705
HCA, Inc.:
5.00%, 3/15/2024	26,050,000	26,410,011
6.50%, 2/15/2020	41,751,000	46,969,875
7.50%, 2/15/2022	28,300,000	32,651,125
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019 (a)	10,311,000	10,994,104
Kindred Healthcare, Inc. 6.38%, 4/15/2022 (b)	9,720,000	9,768,600
LifePoint Hospitals, Inc. 5.50%, 12/1/2021 (b)	15,813,000	16,564,117
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (a)(b)	10,071,000	10,549,373
Select Medical Corp. 6.38%, 6/1/2021 (a)	6,650,000	6,949,250
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (b)	5,000,000	5,068,750
6.00%, 10/1/2020	26,917,000	29,204,945
8.13%, 4/1/2022 (a)	35,114,000	40,644,455
WellCare Health Plans, Inc. 5.75%, 11/15/2020	8,364,000	8,907,660

		430,628,665

See accompanying notes to financial statements.

300

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

HOTELS, RESTAURANTS & LEISURE — 2.7%
Ameristar Casinos, Inc. 7.50%, 4/15/2021 (a)	$14,818,000	$15,966,395
Boyd Gaming Corp. 9.13%, 12/1/2018	6,000,000	6,382,500
Burger King Corp. 9.88%, 10/15/2018	11,061,000	11,862,922
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/2020 (a)	18,700,000	15,567,750
9.00%, 2/15/2020 (a)	15,350,000	12,836,437
11.25%, 6/1/2017	36,493,000	33,391,095
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018 (a)(b)	7,114,000	7,345,205
4.88%, 11/1/2020 (b)	16,241,000	16,728,230
5.38%, 11/1/2023 (a)(b)	10,303,000	10,689,363
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021 (b)	21,052,000	22,367,750
MGM Resorts International:
6.63%, 12/15/2021 (a)	17,941,000	19,959,362
6.75%, 10/1/2020 (a)	13,675,000	15,264,719
7.75%, 3/15/2022 (a)	12,315,000	14,439,337
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (b)	11,484,000	11,771,100
Station Casinos LLC 7.50%, 3/1/2021	8,835,000	9,652,238
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (b)	5,000,000	4,837,500
5.38%, 3/15/2022 (a)	11,975,000	12,468,969
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	19,788,000	21,568,920

		263,099,792

HOUSEHOLD DURABLES — 1.2%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)(b)	9,150,000	9,516,000
6.50%, 12/15/2020 (b)	13,395,000	14,165,212
DR Horton, Inc. 3.75%, 3/1/2019	7,815,000	7,854,075
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	7,990,000	8,669,150
Lennar Corp.:
4.50%, 6/15/2019 (a)	1,750,000	1,791,563
4.75%, 11/15/2022 (a)	13,390,000	13,323,050
RSI Home Products, Inc. 6.88%, 3/1/2018 (b)(c)	8,054,000	8,577,510
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	15,609,000	17,013,810
Spectrum Brands, Inc.:
6.38%, 11/15/2020	8,767,000	9,424,525
6.63%, 11/15/2022	6,995,000	7,572,087
Standard Pacific Corp. 8.38%, 5/15/2018	7,572,000	8,934,960
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (a)(b)	8,933,000	9,066,995

		115,908,937

HOUSEHOLD PRODUCTS — 0.1%
The Sun Products Corp. 7.75%, 3/15/2021 (a)(b)	17,150,000	14,920,500

INDUSTRIAL CONGLOMERATES — 0.3%
Polymer Group, Inc. 7.75%, 2/1/2019	8,625,000	9,164,063
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (a)	18,486,000	19,918,665

		29,082,728

INSURANCE — 0.4%
Hockey Merger Sub 2, Inc. 7.88%, 10/1/2021 (a)(b)	11,515,000	12,335,444
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (b)(c)	15,833,000	16,268,407
Voya Financial, Inc. 5.65%, 5/15/2053 (a)(d)	13,990,000	14,234,825

		42,838,676

INTERNET SOFTWARE & SERVICES — 0.8%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022	7,621,000	8,211,628
Equinix, Inc.:
4.88%, 4/1/2020 (a)	8,662,000	8,878,550
5.38%, 4/1/2023 (a)	14,873,000	15,207,642
7.00%, 7/15/2021	10,190,000	11,259,950
IAC/InterActiveCorp. 4.75%, 12/15/2022 (a)	9,181,000	9,031,809
Netflix, Inc. 5.38%, 2/1/2021 (a)	6,822,000	7,146,045
VeriSign, Inc. 4.63%, 5/1/2023 (a)	11,672,000	11,530,769
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	11,128,000	12,129,520

		83,395,913

IT SERVICES — 1.3%
First Data Corp.:
6.75%, 11/1/2020 (b)	27,185,000	29,427,762
11.75%, 8/15/2021	29,500,000	34,994,375
12.63%, 1/15/2021	51,492,000	63,399,525

		127,821,662

LEISURE PRODUCTS — 0.3%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a)(b)	8,965,000	8,920,175
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (a)	7,970,000	8,209,100

See accompanying notes to financial statements.

301

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (a)	$7,992,000	$8,391,600

		25,520,875

MACHINERY — 1.0%
Amsted Industries, Inc. 5.00%, 3/15/2022 (b)(c)	8,750,000	8,750,000
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)(b)	9,740,000	10,397,450
Cascades, Inc. 5.50%, 7/15/2022 (b)	6,475,000	6,458,812
Case New Holland, Inc. 7.88%, 12/1/2017	19,024,000	22,162,960
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)(b)	7,935,000	8,331,750
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)(b)	11,865,000	11,865,000
SPX Corp. 6.88%, 9/1/2017	7,643,000	8,598,375
Terex Corp. 6.00%, 5/15/2021	10,814,000	11,652,085
The Manitowoc Co., Inc. 8.50%, 11/1/2020	7,173,000	7,997,895

		96,214,327

MEDIA — 8.4%
AMC Entertainment, Inc. 9.75%, 12/1/2020	9,210,000	10,499,400
AMC Networks, Inc.:
4.75%, 12/15/2022 (a)	9,700,000	9,700,000
7.75%, 7/15/2021	10,284,000	11,505,225
Cablevision Systems Corp.:
7.75%, 4/15/2018 (a)	11,278,000	12,744,140
8.63%, 9/15/2017	12,362,000	14,386,277
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022 (a)	18,651,000	18,930,765
6.50%, 4/30/2021	19,271,000	20,523,615
7.00%, 1/15/2019	18,250,000	19,253,750
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)(b)	8,456,000	8,424,290
6.38%, 9/15/2020 (b)	21,085,000	22,402,812
Cinemark USA, Inc. 4.88%, 6/1/2023 (a)	8,820,000	8,797,950
Clear Channel Communications, Inc.:
9.00%, 12/15/2019 (a)	18,820,000	20,066,825
9.00%, 3/1/2021 (a)	28,325,000	30,307,750
10.00%, 1/15/2018 (b)	12,185,000	11,773,756
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	13,119,000	14,004,532
6.50%, 11/15/2022	24,704,000	26,618,560
7.63%, 3/15/2020 (a)	27,190,000	29,331,212
CSC Holdings LLC 6.75%, 11/15/2021	14,260,000	15,686,000
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (a)	9,141,000	9,632,329
DISH DBS Corp.:
5.00%, 3/15/2023	21,788,000	22,196,525
5.88%, 7/15/2022 (a)	25,065,000	27,195,525
6.75%, 6/1/2021	28,791,000	32,821,740
Gannett Co., Inc.:
5.13%, 10/15/2019 (a)(b)	11,650,000	12,057,750
5.13%, 7/15/2020 (b)	13,958,000	14,324,397
6.38%, 10/15/2023 (b)	10,565,000	11,278,138
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)(b)(c)	15,500,000	14,201,875
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)(b)	14,375,000	15,453,125
Lamar Media Corp.:
5.00%, 5/1/2023	10,257,000	10,321,106
5.38%, 1/15/2024 (a)(b)	6,399,000	6,622,965
5.88%, 2/1/2022 (a)	7,578,000	8,117,933
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	12,683,000	14,553,742
MDC Partners, Inc. 6.75%, 4/1/2020 (b)	10,515,000	11,093,325
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (a)	12,490,000	13,863,900
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (b)	12,940,000	13,813,450
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (a)	8,843,000	9,528,333
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (a)	9,958,000	10,032,685
5.00%, 4/15/2022 (a)(b)(e)	14,880,000	14,991,600
7.75%, 10/15/2018	7,663,000	8,103,623
Pinnacle Entertainment, Inc. 6.38%, 8/1/2021	10,977,000	11,580,735
Quebecor Media, Inc. 5.75%, 1/15/2023	10,950,000	11,251,125
Regal Entertainment Group 5.75%, 3/15/2022 (a)(c)	7,267,000	7,539,513
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	7,860,000	7,909,125
6.13%, 10/1/2022 (a)	7,550,000	7,889,750
Sirius XM Holdings, Inc.:
5.75%, 8/1/2021 (a)(b)	12,550,000	13,177,500
5.88%, 10/1/2020 (b)	10,967,000	11,597,603
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)(b)	8,750,000	9,100,000
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	7,219,000	7,516,784
The Mcclatchy Co. 9.00%, 12/15/2022	11,398,000	13,007,968
Time, Inc. 5.75%, 4/15/2022 (a)(b)	7,866,000	7,944,660
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (b)	13,008,000	13,463,280
Univision Communications, Inc.:
6.75%, 9/15/2022 (b)	14,542,000	16,087,087

See accompanying notes to financial statements.

302

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

6.88%, 5/15/2019 (b)	$16,095,000	$17,181,412
8.50%, 5/15/2021 (a)(b)	12,268,000	13,602,145
Videotron, Ltd.:
5.00%, 7/15/2022	11,089,000	11,393,948
5.38%, 6/15/2024 (b)(c)	9,235,000	9,465,875
Visant Corp. 10.00%, 10/1/2017	17,357,000	16,185,402
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. 10.25%, 7/15/2019	10,378,000	11,662,278
WMG Acquisition Corp. 6.75%, 4/15/2022 (b)	14,000,000	14,000,000

		816,717,115

METALS & MINING — 4.0%
AK Steel Corp. 7.63%, 5/15/2020 (a)	11,518,000	11,863,540
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	15,000,000	16,272,045
6.15%, 8/15/2020 (a)	10,000,000	11,297,560
Aleris International, Inc.:
7.63%, 2/15/2018 (a)	11,835,000	12,219,638
7.88%, 11/1/2020	12,215,000	12,703,600
ArcelorMittal:
6.00%, 3/1/2021 (a)	19,471,000	21,077,357
7.50%, 10/15/2039 (a)	26,510,000	29,161,000
10.35%, 6/1/2019	12,192,000	15,605,760
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)(c)	11,425,000	11,539,250
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (b)	20,134,000	20,738,020
7.00%, 2/15/2021 (b)	16,334,000	16,803,602
7.25%, 5/15/2022 (a)(b)	5,910,000	6,161,175
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	19,750,000	20,391,875
8.25%, 11/1/2019 (a)(b)	28,100,000	30,593,875
HudBay Minerals, Inc. 9.50%, 10/1/2020 (a)	10,677,000	11,744,700
IAMGOLD Corp. 6.75%, 10/1/2020 (a)(b)	16,295,000	15,072,875
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	21,718,000	22,152,360
KGHM International, Ltd. 7.75%, 6/15/2019 (b)	5,960,000	6,399,550
Molycorp, Inc. 10.00%, 6/1/2020 (a)	14,800,000	13,616,000
New Gold, Inc. 6.25%, 11/15/2022 (b)	3,715,000	3,863,600
Novelis, Inc.:
8.38%, 12/15/2017 (a)	15,636,000	16,667,976
8.75%, 12/15/2020 (a)	18,416,000	20,441,760
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	8,845,000	9,464,150
Schaeffler Finance BV:
4.25%, 5/15/2021 (a)(b)	8,635,000	8,635,000
4.75%, 5/15/2021 (b)	13,895,000	14,311,850
United States Steel Corp. 7.38%, 4/1/2020 (a)	7,613,000	8,393,333
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (b)	5,582,000	6,056,470

		393,247,921

MULTILINE RETAIL — 0.5%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)(b)	14,119,000	15,213,223
8.75%, 10/15/2021 (a)(b)	8,208,000	8,946,720
Sears Holdings Corp. 6.63%, 10/15/2018 (a)	24,600,000	22,662,750

		46,822,693

OIL, GAS & CONSUMABLE FUELS — 18.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	17,235,000	18,161,381
5.88%, 4/15/2021 (a)	12,517,000	13,393,190
6.13%, 7/15/2022	11,323,000	12,511,915
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (a)	18,484,000	13,447,110
6.25%, 6/1/2021 (a)	16,190,000	11,454,425
9.75%, 4/15/2018 (a)	9,780,000	8,948,700
Antero Resources Corp. 5.13%, 12/1/2022 (a)(b)	8,955,000	9,201,263
Antero Resources Finance Corp.:
5.38%, 11/1/2021	12,970,000	13,456,375
6.00%, 12/1/2020	8,637,000	9,263,183
Arch Coal, Inc.:
7.00%, 6/15/2019 (a)	20,805,000	15,759,787
7.25%, 10/1/2020 (a)	5,250,000	3,911,250
7.25%, 6/15/2021 (a)	20,126,000	14,691,980
Athlon Holdings LP/Athlon Finance Corp.:
6.00%, 5/1/2022 (b)	2,920,000	3,022,200
7.38%, 4/15/2021 (b)(c)	8,250,000	8,992,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.88%, 8/1/2023 (a)	13,543,000	13,780,002
6.63%, 10/1/2020 (a)	1,500,000	1,593,750
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	6,475,000	6,903,969
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	6,035,000	6,457,450
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022 (a)	12,240,000	13,249,800
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/2021 (b)(c)	12,810,000	13,066,200
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	8,663,000	9,128,636
CGG SA 6.88%, 1/15/2022 (b)	9,965,000	9,940,088
Chaparral Energy, Inc. 7.63%, 11/15/2022 (a)	6,070,000	6,555,600
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (a)	21,545,000	22,299,075
5.75%, 3/15/2023 (a)	13,450,000	14,945,640
6.63%, 8/15/2020 (a)	16,835,000	19,360,250

See accompanying notes to financial statements.

303

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (a)	$13,875,000	$13,770,937
Cimarex Energy Co.:
4.38%, 6/1/2024	3,560,000	3,626,750
5.88%, 5/1/2022 (a)	10,739,000	11,866,595
Clayton Williams Energy, Inc. 7.75%, 4/1/2019	900,000	954,000
Concho Resources, Inc.:
5.50%, 4/1/2023	20,049,000	21,552,675
6.50%, 1/15/2022	8,527,000	9,401,018
7.00%, 1/15/2021	9,487,000	10,411,983
Connacher Oil and Gas, Ltd. 8.50%, 8/1/2019 (a)(b)	12,390,000	9,881,025
CONSOL Energy, Inc. 5.88%, 4/15/2022 (a)(b)	20,600,000	21,578,500
Consol Energy, Inc. 8.25%, 4/1/2020	18,117,000	19,611,652
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	6,703,000	7,038,150
6.13%, 3/1/2022 (a)(b)	6,186,000	6,510,765
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,918,000	8,353,490
DCP Midstream LLC 5.85%, 5/21/2043 (b)(c)(d)	8,244,000	7,831,800
Denbury Resources, Inc.:
4.63%, 7/15/2023	14,940,000	14,494,937
5.50%, 5/1/2022 (a)	18,875,000	19,299,687
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (b)	11,729,000	11,992,902
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38%, 6/1/2019	14,227,000	15,365,160
Endeavor Energy Resources LP/EER Finance, Inc. 7.00%, 8/15/2021 (b)	9,795,000	10,456,163
Energy Transfer Equity LP:
5.88%, 1/15/2024 (b)	9,595,000	10,026,775
7.50%, 10/15/2020	17,948,000	20,729,940
Energy XXI Gulf Coast, Inc.:
7.50%, 12/15/2021	6,811,000	7,287,770
9.25%, 12/15/2017	11,129,000	11,852,385
EnQuest PLC 7.00%, 4/15/2022 (b)	8,235,000	8,502,638
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020	25,365,000	29,042,925
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	10,400,000	11,063,000
EPL Oil & Gas, Inc. 8.25%, 2/15/2018	5,951,000	6,367,570
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	8,850,000	9,292,500
EXCO Resources, Inc. 7.50%, 9/15/2018	17,425,000	17,860,625
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (b)(c)	14,822,000	15,488,990
Foresight Energy LLC/Foresight Energy Corp. 7.88%, 8/15/2021 (b)(c)	9,709,000	10,388,630
FTS International, Inc. 6.25%, 5/1/2022 (b)	3,880,000	3,967,300
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	6,930,000	7,501,725
Halcon Resources Corp.:
8.88%, 5/15/2021	23,096,000	24,828,200
9.75%, 7/15/2020	15,303,000	16,699,399
Harvest Operations Corp. 6.88%, 10/1/2017	8,785,000	9,531,725
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/1/2020 (b)	12,601,000	13,735,090
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (b)(e)	4,590,000	4,590,000
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022 (a)(b)	3,695,000	3,898,225
Key Energy Services, Inc. 6.75%, 3/1/2021	11,216,000	11,664,640
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (b)	9,622,000	10,512,035
Kinder Morgan, Inc.:
5.00%, 2/15/2021 (b)	9,377,000	9,728,638
5.63%, 11/15/2023 (b)	10,929,000	11,229,548
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	10,013,000	11,089,398
Laredo Petroleum, Inc.:
7.38%, 5/1/2022 (c)	11,250,000	12,571,875
9.50%, 2/15/2019 (c)	7,506,000	8,237,835
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)(b)(c)	25,500,000	26,775,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019	27,650,000	28,963,375
7.75%, 2/1/2021	12,750,000	13,754,062
8.63%, 4/15/2020	19,081,000	20,607,480
Magnum Hunter Resources Corp. 9.75%, 5/15/2020	7,250,000	8,011,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	11,150,000	11,373,000
5.50%, 2/15/2023 (a)	8,890,000	9,467,850
6.75%, 11/1/2020	8,638,000	9,372,230
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	2,750,000	2,825,625
MEG Energy Corp.:
6.38%, 1/30/2023 (b)	10,758,000	11,430,375
6.50%, 3/15/2021 (b)	11,025,000	11,686,500
7.00%, 3/31/2024 (b)	11,900,000	13,119,750

See accompanying notes to financial statements.

304

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Memorial Resource Development Corp. 5.88%, 7/1/2022 (b)(e)	$2,860,000	$2,881,450
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021 (a)	14,910,000	16,363,725
10.75%, 10/1/2020 (a)	12,145,000	13,784,575
Newfield Exploration Co.:
5.63%, 7/1/2024	11,999,000	13,168,902
5.75%, 1/30/2022	12,424,000	13,728,520
6.88%, 2/1/2020	6,615,000	7,011,900
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(b)	12,650,000	13,851,750
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	13,305,000	12,772,800
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (a)	7,830,000	8,358,525
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (a)(b)	4,712,000	5,136,080
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	10,615,000	10,508,850
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (a)	12,565,000	12,753,475
7.50%, 11/1/2019 (a)	14,590,000	15,428,925
ONEOK, Inc. 4.25%, 2/1/2022 (a)	5,000,000	5,001,135
Pacific Drilling SA 5.38%, 6/1/2020 (a)(b)	11,230,000	11,005,400
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	8,400,000	8,883,000
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (b)(c)	6,934,000	7,402,045
PBF Holding Co. LLC/ PBF Finance Corp. 8.25%, 2/15/2020	9,940,000	10,834,600
PDC Energy, Inc. 7.75%, 10/15/2022 (a)	3,155,000	3,517,825
Peabody Energy Corp.:
6.00%, 11/15/2018 (a)	19,860,000	20,704,050
6.25%, 11/15/2021 (a)	14,600,000	14,545,250
6.50%, 9/15/2020 (a)	12,234,000	12,325,755
Penn Virginia Corp. 8.50%, 5/1/2020	10,640,000	11,890,200
Precision Drilling Corp. 6.63%, 11/15/2020	10,058,000	10,762,060
QEP Resources, Inc.:
5.25%, 5/1/2023	8,880,000	9,079,800
5.38%, 10/1/2022	8,078,000	8,320,340
6.88%, 3/1/2021 (a)	8,471,000	9,508,698
Range Resources Corp.:
5.00%, 8/15/2022	10,588,000	11,223,280
5.00%, 3/15/2023 (a)	8,801,000	9,373,065
6.75%, 8/1/2020	8,179,000	8,792,425
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.50%, 11/1/2023	2,950,000	2,920,500
5.50%, 4/15/2023 (a)	12,836,000	13,413,620
5.88%, 3/1/2022 (a)	14,295,000	15,527,944
6.88%, 12/1/2018	1,000,000	1,053,750
Rice Energy, Inc. 6.25%, 5/1/2022 (a)(b)	9,040,000	9,266,000
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)(b)	13,550,000	13,956,500
6.00%, 1/15/2019 (b)	6,220,000	6,515,450
6.88%, 4/15/2040 (b)	9,850,000	9,406,750
Rosetta Resources, Inc.:
5.63%, 5/1/2021	11,419,000	11,747,296
5.88%, 6/1/2022 (a)	7,760,000	8,109,200
5.88%, 6/1/2024 (a)	4,550,000	4,732,000
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)	28,608,000	30,252,960
5.75%, 5/15/2024 (b)	15,610,000	16,273,425
6.25%, 3/15/2022 (b)	12,933,000	14,064,637
Samson Investment Co. 10.75%, 2/15/2020 (a)(b)	41,050,000	43,256,437
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	3,820,000	3,944,150
7.75%, 6/15/2021 (b)	4,520,000	4,904,200
SandRidge Energy, Inc.:
7.50%, 3/15/2021 (a)	14,675,000	15,904,031
7.50%, 2/15/2023 (a)	9,750,000	10,578,750
8.13%, 10/15/2022 (a)	13,668,000	15,051,885
SESI LLC:
6.38%, 5/1/2019	8,678,000	9,263,765
7.13%, 12/15/2021	9,412,000	10,612,030
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	10,225,000	11,247,500
SM Energy Co. 5.00%, 1/15/2024	8,933,000	8,888,335
Stone Energy Corp. 7.50%, 11/15/2022 (a)	10,795,000	11,901,487
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	8,275,000	8,223,281
5.25%, 5/1/2023 (a)	8,691,000	9,082,095
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.13%, 10/15/2021	7,418,000	7,918,715
Tullow Oil PLC:
6.00%, 11/1/2020 (a)(b)	9,214,000	9,559,525
6.25%, 4/15/2022 (a)(b)	9,375,000	9,726,563
Unit Corp. 6.63%, 5/15/2021	13,800,000	14,731,500
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (a)	8,745,000	9,466,463
Venoco, Inc. 8.88%, 2/15/2019 (a)	14,000,000	13,615,000
W&T Offshore, Inc. 8.50%, 6/15/2019	13,031,000	14,073,480

See accompanying notes to financial statements.

305

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Walter Energy, Inc. 9.50%, 10/15/2019 (a)(b)	$5,500,000	$5,582,500
Whiting Petroleum Corp.:
5.00%, 3/15/2019	15,016,000	15,804,340
5.75%, 3/15/2021	14,535,000	15,915,825
WPX Energy, Inc. 6.00%, 1/15/2022	13,070,000	13,952,225

		1,771,932,305

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023	8,082,000	7,960,770

PERSONAL PRODUCTS — 0.1%
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (b)(c)	6,833,000	6,457,185
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (a)	8,524,000	8,758,410

		15,215,595

PHARMACEUTICALS — 2.2%
Catamaran Corp. 4.75%, 3/15/2021	2,310,000	2,333,100
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (b)	14,880,000	16,107,600
Endo Finance Co. 5.75%, 1/15/2022 (a)(b)	7,200,000	7,344,000
Endo Finance LLC & Endo Finco, Inc. 5.38%, 1/15/2023 (b)	11,100,000	11,086,125
Forest Laboratories, Inc.:
4.38%, 2/1/2019 (b)	9,434,000	10,177,494
4.88%, 2/15/2021 (a)(b)	15,250,000	16,653,305
5.00%, 12/15/2021 (b)	18,326,000	20,082,730
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022 (b)	15,075,000	15,640,312
Hospira, Inc. 5.60%, 9/15/2040	1,219,000	1,293,715
NBTY, Inc. 9.00%, 10/1/2018	11,502,000	12,163,365
Salix Pharmaceuticals, Ltd. 6.00%, 1/15/2021 (b)	10,791,000	11,573,348
Valeant Pharmaceuticals International, Inc.:
6.38%, 10/15/2020 (b)	34,668,000	36,834,750
6.75%, 8/15/2018 (b)	23,855,000	25,703,762
7.50%, 7/15/2021 (b)	23,330,000	25,837,975

		212,831,581

REAL ESTATE INVESTMENT TRUSTS — 0.6%
DuPont Fabros Technology LP 5.88%, 9/15/2021	7,861,000	8,214,745
Felcor Lodging LP:
5.63%, 3/1/2023	6,858,000	7,063,740
6.75%, 6/1/2019	8,556,000	9,101,445
iStar Financial, Inc.:
4.00%, 11/1/2017	9,965,000	10,002,369
5.00%, 7/1/2019	9,965,000	9,965,000
The Howard Hughes Corp. 6.88%, 10/1/2021 (b)	9,340,000	9,993,800

		54,341,099

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	7,543,000	7,618,430
Realogy Group LLC:
7.63%, 1/15/2020 (a)(b)	9,520,000	10,495,800
7.88%, 2/15/2019 (a)(b)	1,715,000	1,835,050
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (b)	7,173,000	7,244,730

		27,194,010

ROAD & RAIL — 0.2%
CHC Helicopter SA 9.25%, 10/15/2020 (a)	18,515,700	20,182,113

SEMICONDUCTORS — 0.9%
Advanced Micro Devices, Inc.:
6.75%, 3/1/2019 (a)(b)	6,585,000	7,021,256
7.00%, 7/1/2024 (a)(b)	9,040,000	9,232,100
7.75%, 8/1/2020 (a)	9,050,000	9,649,563
Amkor Technology, Inc. 6.38%, 10/1/2022 (a)	8,150,000	8,679,750
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)(b)	8,700,000	8,917,500
6.00%, 1/15/2022 (b)	14,623,000	15,573,495
Sensata Technologies BV:
4.88%, 10/15/2023 (b)	7,290,000	7,235,325
6.50%, 5/15/2019 (b)	9,590,000	10,201,362
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	8,903,000	8,969,773

		85,480,124

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Micron Technology, Inc. 5.88%, 2/15/2022 (a)(b)	6,920,000	7,421,700

SOFTWARE — 1.4%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (b)	19,170,000	20,655,675
6.13%, 9/15/2023 (b)	12,150,000	13,365,000
Audatex North America, Inc. 6.00%, 6/15/2021 (b)	19,989,000	21,338,257
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)(b)	29,974,000	30,835,752
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	13,360,000	13,026,000
IMS Health, Inc. 6.00%, 11/1/2020 (b)	7,991,000	8,390,550
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)(b)	4,775,000	4,882,438
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	14,813,000	15,331,455
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (b)	6,987,000	7,685,700

		135,510,827

SPECIALTY RETAIL — 3.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	9,149,000	9,926,665

See accompanying notes to financial statements.

306

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

7.00%, 5/20/2022	$12,577,000	$13,929,027
Best Buy Co., Inc.:
5.00%, 8/1/2018 (a)	6,844,000	7,177,645
5.50%, 3/15/2021 (a)	7,508,000	7,695,700
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	7,246,000	7,264,115
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)(b)	22,660,000	23,594,725
CST Brands, Inc. 5.00%, 5/1/2023	7,670,000	7,670,000
DineEquity, Inc. 9.50%, 10/30/2018 (a)	10,220,000	10,950,730
Dufry Finance SCA 5.50%, 10/15/2020 (b)	12,725,000	13,212,482
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 5/1/2021	7,325,000	7,645,469
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	9,555,000	9,459,450
L Brands, Inc.:
5.63%, 2/15/2022	12,675,000	13,720,687
5.63%, 10/15/2023	5,000,000	5,431,250
6.63%, 4/1/2021 (a)	14,603,000	16,592,659
Landry’s, Inc. 9.38%, 5/1/2020 (b)	8,649,000	9,513,900
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (b)	10,525,000	10,748,656
Michaels Stores, Inc.:
5.88%, 12/15/2020 (a)(b)	8,735,000	8,931,538
7.75%, 11/1/2018 (a)(c)	14,035,000	14,842,012
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (b)(c)	8,099,000	8,271,104
Party City Holdings, Inc. 8.88%, 8/1/2020	11,674,000	12,928,955
Penske Automotive Group, Inc. 5.75%, 10/1/2022	8,329,000	8,766,273
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	7,000,000	7,516,250
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)(b)	6,780,000	6,949,500
Rite Aid Corp.:
6.75%, 6/15/2021 (a)	9,650,000	10,446,125
8.00%, 8/15/2020	10,167,000	11,183,700
9.25%, 3/15/2020 (a)	11,926,000	13,595,640
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	9,563,000	10,184,595
6.88%, 11/15/2019 (a)	12,888,000	13,951,260
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (b)	9,900,000	10,741,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024 (a)	5,850,000	5,923,125
The Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (a)(b)(c)	4,390,000	4,543,650
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (a)	9,490,000	9,691,663

		333,000,050

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	13,815,000	14,678,438
10.75%, 10/15/2019 (a)(b)	16,354,000	16,844,620

		31,523,058

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Infor US, Inc.:
9.38%, 4/1/2019	16,369,000	18,230,974
11.50%, 7/15/2018	9,450,000	10,737,562
NCR Corp.:
4.63%, 2/15/2021	7,823,000	7,881,673
5.00%, 7/15/2022	9,073,000	9,186,412
6.38%, 12/15/2023 (a)(b)	7,571,000	8,214,535
SunGard Data Systems, Inc.:
6.63%, 11/1/2019 (a)	14,050,000	14,787,625
7.38%, 11/15/2018	4,571,000	4,828,119
7.63%, 11/15/2020	8,360,000	9,112,400

		82,979,300

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. 6.38%, 12/15/2020	13,784,000	14,903,950
Levi Strauss & Co.:
6.88%, 5/1/2022 (a)	9,625,000	10,611,562
7.63%, 5/15/2020	8,538,000	9,189,023
PVH Corp. 4.50%, 12/15/2022	8,178,000	8,055,330

		42,759,865

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	8,143,000	9,039,544

TOBACCO — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	17,970,000	18,329,400

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (b)	11,682,000	11,915,640
Stena AB 7.00%, 2/1/2024 (a)(b)	7,500,000	7,987,500
United Rentals North America, Inc.:
5.75%, 11/15/2024	13,750,000	14,282,812
6.13%, 6/15/2023	11,790,000	12,644,775
7.63%, 4/15/2022	17,045,000	19,133,012
WESCO Distribution, Inc. 5.38%, 12/15/2021 (a)(b)	7,925,000	8,103,313

		74,067,052

TRANSPORTATION INFRASTRUCTURE — 0.4%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)(b)	12,190,000	12,875,688

See accompanying notes to financial statements.

307

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Gulfmark Offshore, Inc. 6.38%, 3/15/2022 (c)	$9,295,000	$9,666,800
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (b)	5,817,000	6,078,765
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (b)	7,443,000	7,666,290
PHI, Inc. 5.25%, 3/15/2019 (b)	1,145,000	1,167,900

		37,455,443

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Avaya, Inc.:
7.00%, 4/1/2019 (b)	19,983,000	19,983,000
10.50%, 3/1/2021 (a)(b)	25,297,000	23,336,483
Comcel Trust 6.88%, 2/6/2024 (b)	7,000,000	7,560,000
CommScope Holding Co., Inc. PIK 6.63%, 6/1/2020 (b)	9,210,000	9,831,675
Crown Castle International Corp.:
4.88%, 4/15/2022	11,200,000	11,578,000
5.25%, 1/15/2023	22,394,000	23,345,745
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)(b)	5,500,000	5,500,000
6.63%, 10/15/2021 (b)	10,292,000	11,063,900
SBA Communications Corp. 4.88%, 7/15/2022 (b)(e)	12,000,000	11,850,000
Sprint Communications, Inc. 9.00%, 11/15/2018 (b)	40,645,000	49,282,062
Sprint Corp.:
7.13%, 6/15/2024 (b)	31,941,000	33,857,460
7.88%, 9/15/2023 (a)(b)	59,169,000	65,825,512
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (a)	24,303,000	25,821,938
6.63%, 4/1/2023 (a)	44,950,000	48,770,750
Telecom Italia SpA 5.30%, 5/30/2024 (b)	20,626,000	20,702,344

		368,308,869

TOTAL CORPORATE BONDS & NOTES —
(Cost $9,384,101,851)		9,574,599,375

	Shares
SHORT TERM INVESTMENTS — 9.2%
MONEY MARKET FUNDS — 9.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	859,230,885	859,230,885
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	36,704,927	36,704,927

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $895,935,812)		895,935,812

TOTAL INVESTMENTS — 107.2% (j)
(Cost $10,280,037,663)		10,470,535,187
OTHER ASSETS & LIABILITIES — (7.2)%		(708,145,190)

NET ASSETS — 100.0%		$9,762,389,997

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 39.6% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(e)	When-issued security
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
ADS = American Depositary Shares
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

308

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.9%
AEROSPACE & DEFENSE — 1.5%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$6,085,000	$6,297,975
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	9,825,000	10,144,312
4.75%, 4/15/2019 (a)(b)	7,705,000	7,839,838
7.50%, 3/15/2018 (a)(b)	10,275,000	11,585,062
Huntington Ingalls Industries, Inc. 6.88%, 3/15/2018	12,406,000	13,119,345
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (a)(b)	5,868,000	6,102,720
Sequa Corp. 7.00%, 12/15/2017 (a)(b)	9,327,500	9,140,950

		64,230,202

AIRLINES — 0.7%
American Airlines, Inc. 7.50%, 3/15/2016 (a)(c)	750,000	779,063
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018 (b)(c)	9,500,000	10,165,000
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	6,960,000	7,020,900
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	11,301,000	11,936,681

		29,901,644

AUTO COMPONENTS — 1.3%
Chassix, Inc. 9.25%, 8/1/2018 (a)	2,824,000	3,071,100
Dana Holding Corp. 6.50%, 2/15/2019	8,650,000	9,114,938
Jaguar Land Rover Automotive PLC 4.13%, 12/15/2018 (a)(b)	12,400,000	12,772,000
Pittsburgh Glass Works LLC 8.00%, 11/15/2018 (a)	5,712,000	6,211,800
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	16,650,000	17,544,937
UCI International, Inc. 8.63%, 2/15/2019 (b)(c)	6,050,000	5,747,500

		54,462,275

AUTOMOBILES — 0.8%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019	12,330,000	13,393,463
General Motors Co. 3.50%, 10/2/2018 (a)	20,701,000	21,166,772

		34,560,235

BANKS — 2.9%
CIT Group, Inc.:
3.88%, 2/19/2019	4,740,000	4,813,944
4.25%, 8/15/2017	12,638,000	13,183,014
4.75%, 2/15/2015 (a)	12,736,000	12,990,720
5.00%, 5/15/2017	5,150,000	5,487,969
5.25%, 3/15/2018	12,550,000	13,475,562
5.50%, 2/15/2019 (a)(c)	18,000,000	19,507,500
6.63%, 4/1/2018 (a)(c)	11,146,000	12,511,385
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	5,370,000	5,698,628
Popular, Inc. 7.00%, 7/1/2019	2,918,000	2,961,770
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018 (b)	8,725,000	9,256,955
5.00%, 10/1/2014 (b)	9,799,000	9,891,003
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (a)(c)	6,270,000	6,520,800
Synovus Financial Corp. 5.13%, 6/15/2017	9,615,000	10,023,637

		126,322,887

BEVERAGES — 0.6%
Constellation Brands, Inc.:
7.25%, 9/1/2016	7,905,000	8,814,075
7.25%, 5/15/2017	11,185,000	12,820,806
8.38%, 12/15/2014	4,280,000	4,416,425

		26,051,306

BIOTECHNOLOGY — 0.2%
STHI Holding Corp. 8.00%, 3/15/2018 (a)	6,739,000	7,143,340

BUILDING PRODUCTS — 2.6%
Associated Materials LLC 9.13%, 11/1/2017 (b)	14,060,000	14,587,250
Building Materials Corp. of America 6.88%, 8/15/2018 (a)(c)	7,578,000	7,858,386
Calcipar SA 6.88%, 5/1/2018 (a)	5,940,000	6,266,700
Euramax International, Inc. 9.50%, 4/1/2016 (b)	6,323,000	6,291,385
Hanson PLC 6.13%, 8/15/2016	8,660,000	9,439,400
Interline Brands, Inc. 10.00%, 11/15/2018	8,575,000	9,175,250
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	10,290,000	11,113,200
Lafarge SA:
6.20%, 7/9/2015 (a)(b)(c)	4,995,000	5,232,263
6.50%, 7/15/2016 (c)	6,991,000	7,655,145
Masco Corp.:
4.80%, 6/15/2015	2,260,000	2,339,369
6.13%, 10/3/2016 (b)	8,626,000	9,499,382
USG Corp.:
6.30%, 11/15/2016	4,148,000	4,479,840
8.38%, 10/15/2018 (a)(b)	8,005,000	8,445,275
9.75%, 1/15/2018 (b)	8,610,000	10,310,475

		112,693,320

CAPITAL MARKETS — 0.5%
American Capital, Ltd. 6.50%, 9/15/2018 (a)(b)	4,390,000	4,675,350
E*TRADE Financial Corp.:
6.00%, 11/15/2017	6,845,000	7,118,800
6.75%, 6/1/2016 (b)	9,028,000	9,795,380

		21,589,530

See accompanying notes to financial statements.

309

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

CHEMICALS — 2.5%
Ashland, Inc.:
3.00%, 3/15/2016 (b)	$5,715,000	$5,829,300
3.88%, 4/15/2018	13,590,000	13,980,712
Celanese US Holdings LLC 6.63%, 10/15/2018	2,000,000	2,090,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018 (b)	18,100,000	18,824,000
Ineos Finance PLC 8.38%, 2/15/2019 (a)(b)	14,250,000	15,568,125
Ineos Group Holdings SA:
5.88%, 2/15/2019 (a)	9,495,000	9,732,375
6.13%, 8/15/2018 (a)(b)	9,148,000	9,468,180
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/2019	5,900,000	6,217,125
Perstorp Holding AB:
8.75%, 5/15/2017 (a)(b)(c)	5,500,000	5,898,750
11.00%, 8/15/2017 (a)(b)(c)	7,930,000	8,524,750
PQ Corp. 8.75%, 5/1/2018 (a)(b)	10,150,000	11,025,438
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (a)	2,650,000	2,782,500

		109,941,255

COMMERCIAL SERVICES — 0.3%
National Money Mart Co. 10.38%, 12/15/2016 (b)	12,030,000	12,676,613

COMMERCIAL SERVICES & SUPPLIES — 3.6%
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)(b)	6,798,000	7,494,795
Altegrity, Inc. 9.50%, 7/1/2019 (a)	9,920,000	9,920,000
Cenveo Corp.:
6.00%, 8/1/2019 (a)	6,000,000	6,000,000
8.88%, 2/1/2018 (b)	6,189,000	6,497,026
Ceridian LLC/Comdata, Inc. 8.13%, 11/15/2017 (a)	9,200,000	9,292,000
DynCorp International, Inc. 10.38%, 7/1/2017	5,625,000	5,878,125
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	2,500,000	2,093,750
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	2,350,000	2,414,625
Interactive Data Corp. 5.88%, 4/15/2019 (a)	4,800,000	4,902,000
iPayment, Inc. 10.25%, 5/15/2018 (b)	9,158,000	8,242,200
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	10,982,000	11,366,370
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (b)	6,250,000	6,500,000
Production Resource Group, Inc. 8.88%, 5/1/2019	5,000,000	4,150,000
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(c)	11,162,000	11,831,720
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)	9,550,000	9,693,250
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	12,315,000	12,807,600
The ADT Corp.:
2.25%, 7/15/2017	14,040,000	13,864,500
4.13%, 4/15/2019 (b)	4,375,000	4,402,344
The Hertz Corp.:
6.75%, 4/15/2019	5,000,000	5,300,000
7.50%, 10/15/2018 (b)	12,832,000	13,441,520

		156,091,825

CONSTRUCTION & ENGINEERING — 0.2%
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	1,300,000	1,384,500
Modular Space Corp. 10.25%, 1/31/2019 (a)(b)	5,127,000	5,396,168

		6,780,668

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. 7.63%, 4/1/2019	3,050,000	3,255,875
Vulcan Materials Co. 7.00%, 6/15/2018	3,340,000	3,845,175

		7,101,050

CONSUMER FINANCE — 0.1%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a)(b)	2,682,000	2,192,535
Community Choice Financial, Inc. 10.75%, 5/1/2019	40,000	34,200

		2,226,735

CONTAINERS & PACKAGING — 1.2%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)	3,795,000	3,908,850
Ardagh Packaging Finance PLC 7.38%, 10/15/2017 (a)	9,650,000	10,183,645
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
6.25%, 1/31/2019 (a)(b)	4,574,000	4,688,350
7.38%, 10/15/2017 (a)	6,350,000	6,701,155
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)(b)	9,466,000	9,702,650
6.00%, 6/15/2017 (a)	5,971,000	6,120,275
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	6,185,000	6,803,500
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)(c)	2,300,000	2,362,100

		50,470,525

See accompanying notes to financial statements.

310

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

DISTRIBUTORS — 0.8%
HD Supply, Inc. 8.13%, 4/15/2019	$16,580,000	$18,217,275
VWR Funding, Inc. 7.25%, 9/15/2017 (b)	14,237,000	15,055,628

		33,272,903

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
7.13%, 4/15/2019	15,000,000	15,675,000
8.50%, 5/15/2018	12,200,000	12,764,250

		28,439,250

DIVERSIFIED FINANCIAL SERVICES — 12.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
2.75%, 5/15/2017 (a)(b)	8,937,000	8,992,856
3.75%, 5/15/2019 (a)	17,625,000	17,757,187
Affinion Investments LLC 13.50%, 8/15/2018 (a)(b)	4,162,000	4,328,480
Aircastle, Ltd.:
4.63%, 12/15/2018	8,750,000	9,012,500
6.75%, 4/15/2017	8,849,000	9,822,390
Ally Financial, Inc.:
2.75%, 1/30/2017 (b)	4,650,000	4,702,313
3.13%, 1/15/2016 (b)(c)	2,050,000	2,103,813
3.50%, 7/18/2016 (b)	6,700,000	6,917,750
3.50%, 1/27/2019 (b)	10,125,000	10,223,212
4.63%, 6/26/2015 (c)	7,425,000	7,666,313
4.75%, 9/10/2018	10,120,000	10,739,850
5.50%, 2/15/2017	6,900,000	7,477,875
6.25%, 12/1/2017	10,790,000	12,057,825
6.75%, 12/1/2014 (c)	2,900,000	2,961,625
6.75%, 12/1/2014	2,150,000	2,201,063
8.00%, 12/31/2018 (c)	2,399,000	2,848,813
8.30%, 2/12/2015	8,725,000	9,090,359
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	13,646,000	14,089,495
CNH Capital LLC:
3.25%, 2/1/2017	6,040,000	6,123,050
3.63%, 4/15/2018 (b)	11,925,000	12,178,406
3.88%, 11/1/2015 (b)	8,126,000	8,288,520
6.25%, 11/1/2016	5,812,000	6,306,020
CNH Industrial Capital LLC 3.38%, 7/15/2019 (a)	4,800,000	4,764,000
General Motors Financial Co., Inc.:
2.75%, 5/15/2016	9,893,000	10,041,395
3.25%, 5/15/2018	13,343,000	13,543,145
4.75%, 8/15/2017	10,385,000	11,047,044
6.75%, 6/1/2018 (c)	9,015,000	10,310,906
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	15,500,000	15,674,375
4.88%, 3/15/2019	16,600,000	17,098,000
International Lease Finance Corp.:
3.88%, 4/15/2018	10,686,000	10,953,150
4.88%, 4/1/2015	5,050,000	5,176,250
5.75%, 5/15/2016	8,750,000	9,373,437
5.88%, 4/1/2019 (b)(c)	3,300,000	3,630,000
8.63%, 9/15/2015	7,625,000	8,254,063
8.75%, 3/15/2017	14,850,000	17,263,125
8.88%, 9/1/2017	6,625,000	7,842,344
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 8/1/2018 (b)	11,650,000	11,999,500
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	9,650,000	10,458,187
Outerwall, Inc. 6.00%, 3/15/2019	3,000,000	3,112,500
ROC Finance LLC/ ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)(b)	7,660,000	8,311,100
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	5,402,000	5,501,726
SLM Corp.:
3.88%, 9/10/2015	3,975,000	4,054,500
4.63%, 9/25/2017 (b)	10,770,000	11,348,887
5.00%, 4/15/2015 (c)	2,000,000	2,055,000
5.05%, 11/14/2014 (c)	1,100,000	1,115,125
5.50%, 1/15/2019 (b)	14,950,000	15,884,375
6.00%, 1/25/2017	14,568,000	15,824,490
6.25%, 1/25/2016	9,100,000	9,668,750
8.45%, 6/15/2018	22,685,000	26,825,012
Springleaf Finance Corp.:
5.40%, 12/1/2015 (b)	7,639,000	8,024,770
5.75%, 9/15/2016	5,650,000	6,003,125
6.90%, 12/15/2017	29,080,000	32,278,800
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	13,106,000	13,892,360
TransUnion Holding Co., Inc.:
8.13%, 6/15/2018	6,223,000	6,496,812
9.63%, 6/15/2018	9,560,000	10,066,680

		523,782,648

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.8%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/2017 (a)(b)	9,650,000	9,963,625
Brightstar Corp. 9.50%, 12/1/2016 (a)	5,550,000	5,952,375
CenturyLink, Inc.:
5.00%, 2/15/2015 (b)	1,954,000	1,995,523
5.15%, 6/15/2017 (b)	4,400,000	4,752,000
6.00%, 4/1/2017 (b)	7,150,000	7,891,813
Cincinnati Bell, Inc. 8.75%, 3/15/2018	11,015,000	11,551,981
Frontier Communications Corp.:
7.13%, 3/15/2019 (b)	2,080,000	2,360,800
8.13%, 10/1/2018 (b)	9,194,000	10,756,980
8.25%, 4/15/2017 (b)	10,905,000	12,663,431
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	8,250,000	9,198,750
Intelsat Jackson Holdings SA 7.25%, 4/1/2019	15,550,000	16,541,312
Intelsat Luxembourg SA 6.75%, 6/1/2018 (b)	12,150,000	12,863,812

See accompanying notes to financial statements.

311

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Level 3 Communications, Inc. 11.88%, 2/1/2019	$2,500,000	$2,775,000
Level 3 Financing, Inc. 9.38%, 4/1/2019	8,045,000	8,829,388
Numericable Group SA 4.88%, 5/15/2019 (a)(b)	26,145,000	26,831,306
PAETEC Holding Corp. 9.88%, 12/1/2018	10,200,000	10,990,500
Sprint Nextel Corp. 9.13%, 3/1/2017	12,120,000	14,195,550
Syniverse Holdings, Inc. 9.13%, 1/15/2019	9,425,000	10,096,531
T-Mobile USA, Inc. 5.25%, 9/1/2018	11,284,000	11,848,200
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	9,233,000	9,521,531
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)(c)	2,750,000	2,825,625
West Corp. 7.88%, 1/15/2019	3,472,000	3,684,660
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	16,200,000	17,115,300
7.25%, 2/15/2018 (a)(b)	6,650,000	7,025,725
Windstream Corp.:
7.88%, 11/1/2017	12,055,000	13,878,319
8.13%, 9/1/2018	5,770,000	6,058,500

		252,168,537

ELECTRIC UTILITIES — 2.4%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (a)(b)	1,750,000	1,746,500
DPL, Inc. 6.50%, 10/15/2016	13,600,000	14,654,000
EDP Finance BV 6.00%, 2/2/2018 (a)	15,110,000	16,620,849
FirstEnergy Corp. 2.75%, 3/15/2018	6,150,000	6,223,597
GenOn Energy, Inc. 9.50%, 10/15/2018	9,300,000	10,206,750
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018 (c)	3,850,000	4,109,875
7.25%, 4/1/2016 (a)(c)	5,285,000	5,760,650
NRG Energy, Inc. 7.63%, 1/15/2018 (b)	18,130,000	20,804,175
RRI Energy, Inc. 7.88%, 6/15/2017	11,350,000	12,059,375
The AES Corp.:
7.75%, 10/15/2015	3,398,000	3,644,355
8.00%, 10/15/2017	4,272,000	4,976,880
9.75%, 4/15/2016 (b)	3,650,000	4,133,625

		104,940,631

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	12,100,000	13,098,250
Kemet Corp. 10.50%, 5/1/2018 (b)	4,113,000	4,349,498
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)	7,650,000	7,793,437
3.75%, 6/1/2018 (a)	14,188,000	14,223,470
Sanmina Corp. 4.38%, 6/1/2019 (a)	6,660,000	6,651,675
Viasystems, Inc. 7.88%, 5/1/2019 (a)	5,150,000	5,446,125
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	9,600,000	9,864,000

		61,426,455

ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	5,140,000	5,808,200
Aguila 3 SA 7.88%, 1/31/2018 (a)	11,911,000	12,566,105

		18,374,305

FOOD PRODUCTS — 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.63%, 9/15/2018 (a)	10,400,000	10,556,000
9.25%, 2/15/2019 (a)	2,750,000	2,963,125
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	11,450,000	12,222,875
Dean Foods Co. 7.00%, 6/1/2016 (b)	4,609,000	5,035,332
Pilgrim’s Pride Corp. 7.88%, 12/15/2018	9,495,000	10,053,306
Smithfield Foods, Inc. 7.75%, 7/1/2017	9,675,000	11,126,250
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)(b)	6,453,000	6,743,385

		58,700,273

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Alere, Inc.:
7.25%, 7/1/2018	5,600,000	6,104,000
8.63%, 10/1/2018 (b)	10,235,000	10,797,925
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	12,950,000	13,241,375
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018	9,795,000	10,578,600
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)(b)	3,675,000	3,959,812
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/1/2018	25,700,000	29,041,000

		73,722,712

HEALTH CARE PROVIDERS & SERVICES — 3.9%
21st Century Oncology, Inc.:
8.88%, 1/15/2017	7,758,000	8,010,135
9.88%, 4/15/2017 (b)	5,400,000	4,968,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75%, 2/15/2019	254,000	270,510
Capella Healthcare, Inc. 9.25%, 7/1/2017 (b)	9,151,000	9,608,550
Centene Corp. 5.75%, 6/1/2017 (c)	7,797,000	8,479,237

See accompanying notes to financial statements.

312

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	$24,063,000	$25,236,071
Fresenius Medical Care US Finance, Inc.:
6.50%, 9/15/2018 (a)(b)	2,200,000	2,486,000
6.88%, 7/15/2017	8,440,000	9,558,300
HCA, Inc.:
3.75%, 3/15/2019 (b)	19,765,000	19,937,944
6.38%, 1/15/2015	7,200,000	7,371,000
6.50%, 2/15/2016	9,275,000	9,982,219
8.00%, 10/1/2018	6,295,000	7,443,837
Health Net, Inc. 6.38%, 6/1/2017	4,925,000	5,411,344
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019 (b)	5,000,000	5,331,250
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	9,700,000	10,524,500
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	8,565,000	8,682,769
6.25%, 11/1/2018	17,030,000	18,903,300
9.25%, 2/1/2015 (b)	3,499,000	3,670,801
Universal Health Services, Inc. 7.13%, 6/30/2016 (b)	3,240,000	3,612,600

		169,488,367

HOTELS, RESTAURANTS & LEISURE — 3.9%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	7,301,000	7,812,070
Boyd Gaming Corp. 9.13%, 12/1/2018	9,030,000	9,605,662
Burger King Corp. 9.88%, 10/15/2018	5,165,000	5,539,463
Caesars Entertainment Operating Co., Inc.:
5.63%, 6/1/2015 (b)(c)	4,050,000	4,247,438
10.00%, 12/15/2018	8,846,000	3,582,630
10.00%, 12/15/2018 (b)	44,000,000	16,857,500
10.75%, 2/1/2016 (b)	6,274,000	4,517,280
11.25%, 6/1/2017 (b)	30,460,000	27,870,900
12.75%, 4/15/2018	9,400,000	4,183,000
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018 (a)(b)	11,515,000	11,889,237
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (a)(b)	2,300,000	2,346,000
Marina District Finance Co., Inc. 9.88%, 8/15/2018 (b)	10,400,000	10,972,000
MGM Mirage, Inc.:
6.63%, 7/15/2015	8,718,000	9,132,105
7.63%, 1/15/2017 (b)	7,673,000	8,670,490
MGM Resorts International:
7.50%, 6/1/2016	7,650,000	8,443,688
8.63%, 2/1/2019	9,125,000	10,870,156
10.00%, 11/1/2016 (b)	4,750,000	5,616,875
11.38%, 3/1/2018 (b)	9,441,000	12,273,300
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016 (b)	4,378,000	4,826,745
Vail Resorts, Inc. 6.50%, 5/1/2019	400,000	420,500

		169,677,039

HOUSEHOLD DURABLES — 2.2%
Centex Corp. 6.50%, 5/1/2016	3,100,000	3,379,000
DR Horton, Inc.:
3.63%, 2/15/2018 (b)	8,350,000	8,548,312
3.75%, 3/1/2019 (b)	4,350,000	4,371,750
4.75%, 5/15/2017	5,941,000	6,297,460
6.50%, 4/15/2016	2,732,000	2,957,390
Jarden Corp. 7.50%, 5/1/2017	8,368,000	9,497,680
KB Home 4.75%, 5/15/2019 (b)	250,000	251,875
Lennar Corp.:
4.50%, 6/15/2019 (b)	4,100,000	4,197,375
4.75%, 12/15/2017 (b)	5,775,000	6,107,063
Series B 5.60%, 5/31/2015	4,556,000	4,715,460
12.25%, 6/1/2017 (b)	8,611,000	10,935,970
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)(c)	7,585,000	8,078,025
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	6,400,000	6,976,000
Standard Pacific Corp. 8.38%, 5/15/2018 (b)	8,464,000	9,987,520
Toll Brothers Finance Corp.:
4.00%, 12/31/2018 (b)	5,700,000	5,871,000
8.91%, 10/15/2017	3,575,000	4,290,000

		96,461,880

HOUSEHOLD PRODUCTS — 0.4%
American Achievement Corp. 10.88%, 4/15/2016 (a)(b)	8,300,000	8,549,000
Central Garden and Pet Co. 8.25%, 3/1/2018 (b)	10,540,000	10,935,250

		19,484,250

INDUSTRIAL CONGLOMERATES — 0.7%
Polymer Group, Inc. 7.75%, 2/1/2019	10,234,000	10,873,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (b)	18,460,000	19,890,650

		30,764,275

INTERNET SOFTWARE & SERVICES — 0.3%
Ancestry.com, Inc. 9.63%, 10/15/2018 (a)	100,000	103,375
IAC/InterActiveCorp. 4.88%, 11/30/2018	9,600,000	10,008,000
Pacnet, Ltd. 9.00%, 12/12/2018 (a)	1,800,000	1,948,500

		12,059,875

See accompanying notes to financial statements.

313

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

IT SERVICES — 0.1%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)(c)	$3,793,000	$3,963,685

LEISURE PRODUCTS — 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13%, 8/1/2018	4,585,000	4,823,420
Sabre Holdings Corp. 8.35%, 3/15/2016	5,999,000	6,636,394
Sabre, Inc. 8.50%, 5/15/2019 (a)	6,950,000	7,714,500

		19,174,314

MACHINERY — 0.9%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	5,563,000	5,938,503
Case New Holland, Inc. 7.88%, 12/1/2017	19,125,000	22,280,625
Harsco Corp. 5.75%, 5/15/2018 (b)	450,000	487,125
SPX Corp. 6.88%, 9/1/2017 (b)	10,845,000	12,200,625

		40,906,878

MEDIA — 5.7%
Affinion Group, Inc. 7.88%, 12/15/2018 (b)	11,250,000	10,209,375
Allbritton Communications Co. 8.00%, 5/15/2018 (b)	4,595,000	4,801,775
American Media, Inc. 11.50%, 12/15/2017 (b)	10,900,000	11,554,000
Cablevision Systems Corp.:
7.75%, 4/15/2018	13,480,000	15,232,400
8.63%, 9/15/2017	15,075,000	17,543,531
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/2017	10,400,000	10,972,000
Clear Channel Communications, Inc. 10.00%, 1/15/2018 (a)(b)	11,145,000	10,768,856
CSC Holdings LLC:
7.63%, 7/15/2018 (b)	6,987,000	8,069,985
8.63%, 2/15/2019	1,300,000	1,545,375
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	6,400,000	6,744,000
DISH DBS Corp.:
4.25%, 4/1/2018	20,380,000	21,195,200
4.63%, 7/15/2017 (b)	15,200,000	16,131,000
6.63%, 10/1/2014	8,775,000	8,884,688
7.13%, 2/1/2016	12,125,000	13,110,156
7.75%, 5/31/2015	5,325,000	5,641,172
inVentiv Health, Inc.:
9.00%, 1/15/2018 (a)(b)	11,950,000	12,846,250
11.00%, 8/15/2018 (a)(b)	4,000,000	3,820,000
11.00%, 8/15/2018 (a)	2,500,000	2,381,250
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	17,020,000	18,168,850
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	8,425,000	8,909,437
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	6,225,000	6,458,438
Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 4/1/2019 (a)(c)	5,345,000	5,919,588
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/2019 (a)	3,300,000	3,522,750
Univision Communications, Inc. 6.88%, 5/15/2019 (a)	10,000,000	10,675,000
Visant Corp. 10.00%, 10/1/2017	14,300,000	13,334,750

		248,439,826

METALS & MINING — 6.6%
AK Steel Corp. 8.75%, 12/1/2018	1,605,000	1,797,600
Alcoa, Inc.:
5.55%, 2/1/2017	10,000,000	10,910,790
5.72%, 2/23/2019 (b)	10,950,000	12,176,104
6.75%, 7/15/2018	11,600,000	13,327,634
Aleris International, Inc. 7.63%, 2/15/2018	13,633,000	14,076,072
ArcelorMittal:
4.25%, 2/25/2015	4,862,000	4,941,008
4.25%, 8/5/2015 (b)	9,550,000	9,800,687
4.25%, 3/1/2016 (b)	6,185,000	6,401,475
5.00%, 2/25/2017	22,128,000	23,400,360
6.13%, 6/1/2018	22,416,000	24,601,560
9.50%, 2/15/2015 (b)	6,350,000	6,659,563
10.35%, 6/1/2019	11,000,000	14,080,000
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)	4,700,000	4,606,000
Commercial Metals Co.:
6.50%, 7/15/2017 (b)	4,805,000	5,351,569
7.35%, 8/15/2018 (b)	7,757,000	8,881,765
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)(b)(c)	5,300,000	5,286,750
9.88%, 6/15/2015 (a)(b)(c)	5,350,000	3,424,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	15,965,000	16,483,862
6.88%, 2/1/2018 (a)(c)	11,645,000	12,227,250
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	12,040,000	12,280,800
Mueller Water Products, Inc. 7.38%, 6/1/2017	4,435,000	4,507,069
Novelis, Inc. 8.38%, 12/15/2017 (b)	12,322,000	13,135,252
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	12,180,000	13,032,600
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	11,280,000	12,718,200
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017 (b)	5,025,000	5,690,813
United States Steel Corp.:
6.05%, 6/1/2017 (b)(c)	7,147,000	7,736,628

See accompanying notes to financial statements.

314

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

7.00%, 2/1/2018 (b)	$10,800,000	$11,934,000
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	5,115,000	5,549,775

		285,019,186

MULTILINE RETAIL — 0.6%
Sears Holdings Corp. 6.63%, 10/15/2018 (b)	18,500,000	17,043,125
SUPERVALU, Inc. 8.00%, 5/1/2016	9,675,000	10,630,406

		27,673,531

OIL, GAS & CONSUMABLE FUELS — 11.4%
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (b)	100,000	72,750
9.75%, 4/15/2018 (b)	9,935,000	9,090,525
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	6,640,000	6,972,000
Arch Coal, Inc.:
7.00%, 6/15/2019	15,000,000	11,362,500
8.00%, 1/15/2019 (a)(b)	7,877,000	7,798,230
Basic Energy Services, Inc. 7.75%, 2/15/2019 (b)	2,855,000	3,026,300
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	495,000	521,606
Chesapeake Energy Corp.:
3.25%, 3/15/2016	6,450,000	6,490,313
6.50%, 8/15/2017 (b)	12,345,000	13,826,400
7.25%, 12/15/2018 (b)	11,100,000	13,098,000
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (b)	5,000,000	5,300,000
Comstock Resources, Inc. 7.75%, 4/1/2019	1,830,000	1,948,950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.75%, 4/1/2019	2,400,000	2,574,000
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)(b)	13,138,000	13,433,605
El Paso Corp.:
7.00%, 6/15/2017 (b)	13,181,000	14,878,054
7.25%, 6/1/2018 (b)	8,462,000	9,636,102
Endeavour International Corp. 12.00%, 3/1/2018	7,073,000	6,471,795
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	13,650,000	14,537,250
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	6,600,000	7,020,750
EPL Oil & Gas, Inc. 8.25%, 2/15/2018	8,735,000	9,346,450
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	5,000,000	5,250,000
EXCO Resources, Inc. 7.50%, 9/15/2018 (b)	11,200,000	11,480,000
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)(c)	18,063,000	18,875,835
Exterran Holdings, Inc. 7.25%, 12/1/2018	1,350,000	1,424,250
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/2018	5,758,000	6,103,480
Harvest Operations Corp. 6.88%, 10/1/2017	8,445,000	9,162,825
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	10,250,000	11,198,125
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016 (b)	7,375,000	7,743,750
Laredo Petroleum, Inc. 9.50%, 2/15/2019 (c)	5,100,000	5,597,250
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 5/15/2019	5,000,000	5,275,000
Newfield Exploration Co. 7.13%, 5/15/2018	6,750,000	6,960,938
NGL Energy Partners LP/NGL Energy Finance Corp. 5.13%, 7/15/2019 (a)	1,710,000	1,714,275
NGPL PipeCo LLC:
7.12%, 12/15/2017 (a)(b)	14,100,000	14,311,500
9.63%, 6/1/2019 (a)	2,000,000	2,190,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)	11,865,000	11,390,400
NuStar Logistics LP 8.15%, 4/15/2018	2,847,000	3,270,434
Oasis Petroleum, Inc. 7.25%, 2/1/2019 (b)	1,380,000	1,462,800
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	7,185,000	7,113,150
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	10,300,000	10,892,250
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	24,450,000	25,489,125
7.38%, 11/1/2016	6,895,000	7,575,881
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a)	5,200,000	5,551,000
PetroQuest Energy, Inc. 10.00%, 9/1/2017	1,000,000	1,055,100
Quicksilver Resources, Inc. 7.13%, 4/1/2016 (b)	10,274,000	9,169,545
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)	9,755,000	9,852,550
6.00%, 1/15/2019 (a)(b)	6,300,000	6,599,250
6.85%, 7/15/2018 (a)	8,100,000	8,748,000
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.75%, 2/15/2017	7,050,000	7,367,250
Sabine Pass LNG LP 7.50%, 11/30/2016 (b)	18,955,000	20,945,275
Seadrill, Ltd. 6.13%, 9/15/2017 (a)	16,030,000	16,871,575
SM Energy Co. 6.63%, 2/15/2019	2,713,000	2,875,780

See accompanying notes to financial statements.

315

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Tesoro Corp. 4.25%, 10/1/2017	$10,725,000	$11,207,625
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (a)	2,225,000	2,352,938
Ultra Petroleum Corp. 5.75%, 12/15/2018 (a)	7,158,000	7,515,900
Venoco, Inc. 8.88%, 2/15/2019 (b)	6,502,000	6,323,195
Westmoreland Coal Co./ Westmoreland Partners 10.75%, 2/1/2018 (a)	9,239,000	9,920,376
Whiting Petroleum Corp.:
5.00%, 3/15/2019	13,579,000	14,291,897
6.50%, 10/1/2018	6,574,000	6,853,395
WPX Energy, Inc. 5.25%, 1/15/2017 (b)	8,675,000	9,238,875
Yingde Gases Investment, Ltd. 8.13%, 4/22/2018 (a)	4,750,000	5,023,125

		493,649,499

PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. 7.13%, 11/1/2018	1,250,000	1,312,500
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)(b)	6,050,000	6,730,625
Verso Paper Holdings LLC/Verso Paper, Inc.:
8.75%, 2/1/2019 (b)	4,000,000	1,840,000
11.75%, 1/15/2019	5,100,000	5,367,750

		15,250,875

PHARMACEUTICALS — 1.9%
Capsugel SA 7.00%, 5/15/2019 (a)	4,000,000	4,120,000
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	6,800,000	7,361,000
Forest Laboratories, Inc. 4.38%, 2/1/2019 (a)	16,583,000	17,889,906
Hospira, Inc. 6.05%, 3/30/2017	4,503,000	4,967,777
NBTY, Inc. 9.00%, 10/1/2018	5,339,000	5,645,992
Valeant Pharmaceuticals International:
6.75%, 10/1/2017 (a)	12,150,000	12,666,375
6.88%, 12/1/2018 (a)	450,000	470,813
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/2018 (a)	29,072,000	31,325,080

		84,446,943

REAL ESTATE INVESTMENT TRUSTS — 0.4%
CNL Lifestyle Properties, Inc. 7.25%, 4/15/2019 (b)(c)	3,315,000	3,484,894
Felcor Lodging LP 6.75%, 6/1/2019	370,000	393,588
iStar Financial, Inc.:
4.00%, 11/1/2017	6,855,000	6,880,706
5.00%, 7/1/2019	6,855,000	6,855,000

		17,614,188

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)(c)	3,736,000	4,184,320
Kennedy-Wilson, Inc. 8.75%, 4/1/2019	750,000	811,425
Realogy Group LLC 7.88%, 2/15/2019 (a)(b)	1,220,000	1,305,400
Realogy Group LLC/Realogy Co-Issuer Corp. 4.50%, 4/15/2019 (a)(b)	7,790,000	7,770,525
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)(b)	7,241,000	7,313,410

		21,385,080

REGIONAL BANKS — 0.3%
Regions Bank 7.50%, 5/15/2018 (b)	11,730,000	13,961,187

RETAIL — 0.2%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017	9,100,000	9,896,250

SEMICONDUCTORS — 0.4%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019 (a)(b)	9,900,000	10,555,875
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	7,850,000	7,908,875

		18,464,750

SOFTWARE — 0.4%
Eagle Midco, Inc. 9.00%, 6/15/2018 (a)(b)	6,400,000	6,608,000
Epicor Software Corp. 8.63%, 5/1/2019	3,000,000	3,228,750
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	5,900,000	6,490,000

		16,326,750

SPECIALTY RETAIL — 3.9%
Best Buy Co., Inc.:
3.75%, 3/15/2016 (c)	3,429,000	3,531,870
5.00%, 8/1/2018 (b)	10,573,000	11,088,434
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/2019 (b)	9,606,000	10,482,548
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	5,300,000	5,313,250
Claire’s Stores, Inc.:
8.88%, 3/15/2019 (b)	7,749,000	6,741,630
9.00%, 3/15/2019 (a)(b)	13,600,000	14,161,000
DineEquity, Inc. 9.50%, 10/30/2018 (b)	7,600,000	8,143,400
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	8,980,000	8,890,200
Jo-Ann Stores, Inc. 8.13%, 3/15/2019 (a)(b)	9,200,000	9,430,000
L Brands, Inc.:
6.90%, 7/15/2017 (b)	6,925,000	7,859,875
8.50%, 6/15/2019	7,500,000	9,206,250

See accompanying notes to financial statements.

316

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Logan’s Roadhouse, Inc. 10.75%, 10/15/2017 (b)	$4,850,000	$3,940,625
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (a)	11,350,000	11,591,187
Michaels Stores, Inc. 7.75%, 11/1/2018 (c)	16,290,000	17,226,675
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(c)	4,000,000	4,085,000
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)	2,745,000	2,947,444
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	5,905,000	6,052,625
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	5,400,000	4,968,000
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (b)	14,861,000	15,176,796
Toys R Us, Inc.:
7.38%, 10/15/2018 (b)	300,000	225,000
10.38%, 8/15/2017 (b)	7,650,000	6,426,000

		167,487,809

STORAGE/WAREHOUSING — 0.4%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)(b)	18,165,000	19,300,313

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Dell, Inc.:
2.30%, 9/10/2015 (b)	5,650,000	5,701,133
3.10%, 4/1/2016 (c)	4,600,000	4,703,500
5.65%, 4/15/2018 (b)	11,234,000	12,037,231
Infor US, Inc.:
9.38%, 4/1/2019	6,650,000	7,406,438
11.50%, 7/15/2018	11,650,000	13,237,312

		43,085,614

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	6,750,000	6,783,750

THRIFTS & MORTGAGE FINANCE — 0.2%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	4,956,000	5,501,656
Ocwen Financial Corp. 6.63%, 5/15/2019 (a)(b)	5,175,000	5,343,187

		10,844,843

TRADING COMPANIES & DISTRIBUTORS — 0.3%
United Rentals North America, Inc. 5.75%, 7/15/2018	11,766,000	12,442,545

TRANSPORTATION INFRASTRUCTURE — 1.0%
Air Medical Group Holdings, Inc. 9.25%, 11/1/2018	3,762,000	4,006,530
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)(c)	4,050,400	4,171,912
CMA CGM SA 8.50%, 4/15/2017 (a)(b)(c)	5,000,000	5,162,500
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	7,390,000	7,805,687
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	5,245,000	5,638,375
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	5,400,000	5,676,750
PHI, Inc. 5.25%, 3/15/2019 (a)	7,000,000	7,140,000
Swift Services Holdings, Inc. 10.00%, 11/15/2018	5,057,000	5,410,990

		45,012,744

WIRELESS TELECOMMUNICATION SERVICES — 3.6%
Avaya, Inc. 7.00%, 4/1/2019 (a)	11,200,000	11,200,000
eAccess, Ltd. 8.25%, 4/1/2018 (a)	5,065,000	5,470,200
MetroPCS Wireless, Inc. 7.88%, 9/1/2018 (b)	13,060,000	13,716,918
Nokia OYJ 5.38%, 5/15/2019	10,000,000	10,775,000
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	31,805,000	38,563,562
Sprint Nextel Corp.:
6.00%, 12/1/2016	16,000,000	17,420,000
8.38%, 8/15/2017 (b)	11,550,000	13,484,625
T-Mobile USA, Inc. 6.46%, 4/28/2019	5,000,000	5,262,500
Telecom Italia Capital SA:
5.25%, 10/1/2015	8,000,000	8,360,000
7.00%, 6/4/2018 (c)	16,700,000	19,163,250
7.18%, 6/18/2019	10,000,000	11,562,499

		154,978,554

TOTAL CORPORATE BONDS & NOTES —
(Cost $4,222,068,737)		4,251,115,924

	Shares
SHORT TERM INVESTMENTS — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	344,853,590	344,853,590
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	89,488,078	89,488,078

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $434,341,668)		434,341,668

TOTAL INVESTMENTS — 107.9% (h)
(Cost $4,656,410,405)		4,685,457,592
OTHER ASSETS & LIABILITIES — (7.9)%		(344,105,713)

NET ASSETS — 100.0%		$4,341,351,879

See accompanying notes to financial statements.

317

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 32.7% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

318

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.5%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc. 0.28%, 11/17/2015 (a)	$1,000,000	$1,000,542
Rockwell Collins, Inc. 0.58%, 12/15/2016 (a)	350,000	350,856
United Technologies Corp. 0.73%, 6/1/2015 (a)	538,000	540,309

		1,891,707

AUTOMOBILES — 3.1%
Daimler Finance North America LLC:
0.58%, 3/10/2017 (a)(b)	800,000	800,846
0.83%, 1/9/2015 (a)(b)	1,050,000	1,052,334
0.91%, 8/1/2016 (a)(b)	600,000	605,472
Nissan Motor Acceptance:
0.78%, 3/3/2017 (a)(b)(c)	600,000	601,748
0.93%, 9/26/2016 (a)(b)	700,000	704,641
Toyota Motor Credit Corp.:
0.38%, 3/10/2015 (a)	2,240,000	2,242,502
0.38%, 9/18/2015 (a)	500,000	500,560
0.40%, 1/23/2015 (a)	200,000	200,218
0.43%, 5/16/2017 (a)	600,000	600,161
0.52%, 5/17/2016 (a)	1,100,000	1,103,527
Volkswagen Group of America Finance LLC:
0.45%, 5/23/2016 (a)(b)	700,000	700,382
0.60%, 5/23/2017 (a)(b)	700,000	700,788
Volkswagen International Finance NV:
0.56%, 11/18/2015 (a)(b)	500,000	501,512
0.67%, 11/18/2016 (a)(b)	1,000,000	1,003,782
0.83%, 11/20/2014 (a)(b)	600,000	601,263

		11,919,736

BANKS — 1.1%
BNP Paribas SA:
0.53%, 11/7/2015 (a)	600,000	599,839
0.68%, 5/7/2017 (a)	1,000,000	998,390
Deutsche Bank AG London 0.70%, 5/30/2017 (a)	1,500,000	1,500,853
Kookmin Bank 1.10%, 1/27/2017 (a)	1,100,000	1,106,002

		4,205,084

BANKS — 43.1%
Abbey National Treasury Services PLC 0.74%, 3/13/2017 (a)	1,200,000	1,201,912
ABN Amro Bank NV:
0.64%, 6/6/2016 (a)(b)	900,000	898,447
1.03%, 10/28/2016 (a)(b)	1,700,000	1,714,756
Achmea Bank NV 0.57%, 11/3/2014 (a)(b)	800,000	800,857
African Development Bank 0.55%, 8/4/2014 (a)	1,371,000	1,371,192
American Express Bank FSB 0.45%, 6/12/2017 (a)	500,000	498,839
American Express Centurion Bank 0.67%, 11/13/2015 (a)	550,000	552,435
Australia & New Zealand Banking Group Ltd.:
0.42%, 5/7/2015 (a)(b)	1,900,000	1,902,964
0.61%, 1/10/2017 (a)(b)	500,000	501,377
0.78%, 5/15/2018 (a)	1,065,000	1,071,548
Banco Santander Chile:
1.13%, 4/11/2017 (a)(b)(c)	1,000,000	999,998
1.83%, 1/19/2016 (a)(b)	350,000	352,625
Bank of Montreal:
0.48%, 9/24/2015 (a)	1,700,000	1,702,349
0.70%, 9/11/2015 (a)	1,100,000	1,104,910
0.75%, 7/15/2016 (a)	1,030,000	1,036,682
0.83%, 4/9/2018 (a)	450,000	453,015
Bank of Nova Scotia:
0.54%, 4/11/2017 (a)	700,000	700,192
0.63%, 3/15/2016 (a)	492,000	493,628
0.65%, 12/13/2016 (a)	900,000	903,288
0.75%, 7/15/2016 (a)	1,314,000	1,321,193
1.27%, 1/12/2015 (a)	600,000	603,041
Banque Federative du Credit Mutuel SA:
1.08%, 10/28/2016 (a)(b)	1,250,000	1,258,616
1.08%, 1/20/2017 (a)(b)	600,000	605,144
Barclays Bank PLC 0.81%, 2/17/2017 (a)	1,000,000	1,003,123
BB&T Corp.:
0.89%, 2/1/2019 (a)	1,800,000	1,812,150
1.09%, 6/15/2018 (a)	150,000	152,582
BNP Paribas SA:
0.71%, 3/17/2017 (a)	600,000	600,316
0.82%, 12/12/2016 (a)	500,000	501,588
2.98%, 12/20/2014 (a)	1,650,000	1,670,090
BPCE SA:
0.80%, 11/18/2016 (a)	500,000	501,168
1.07%, 2/10/2017 (a)(c)	1,000,000	1,008,493
1.48%, 4/25/2016 (a)	1,038,000	1,054,066
Branch Banking & Trust Co.:
0.55%, 9/13/2016 (a)	300,000	298,804
0.66%, 12/1/2016 (a)	800,000	802,677
Canadian Imperial Bank of Commerce/Canada 0.75%, 7/18/2016 (a)	1,415,000	1,423,354
Commonwealth Bank of Australia:
0.43%, 6/3/2016 (a)(b)	1,000,000	999,618
0.51%, 1/29/2015 (a)(b)	2,100,000	2,103,446
0.59%, 3/13/2017 (a)(b)	1,600,000	1,602,126
0.73%, 9/20/2016 (a)(b)	2,335,000	2,348,959
1.03%, 9/18/2015 (a)(b)(c)	1,200,000	1,210,249
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.71%, 3/18/2016 (a)	1,250,000	1,257,067
Credit Agricole SA 1.08%, 10/3/2016 (a)(b)	1,000,000	1,005,567
Credit Agricole SA/London:
1.03%, 4/15/2019 (a)(b)	600,000	604,573
1.39%, 4/15/2016 (a)(b)	350,000	354,157
Credit Suisse of New York, NY 0.72%, 5/26/2017 (a)	1,950,000	1,954,462

See accompanying notes to financial statements.

319

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Deutsche Bank AG London 0.83%, 2/13/2017 (a)	$900,000	$904,186
Dexia Credit Local SA 0.60%, 11/7/2016 (a)(b)	600,000	601,820
Export-Import Bank of Korea 0.98%, 1/14/2017 (a)	1,000,000	1,006,767
Fifth Third Bank:
0.64%, 2/26/2016 (a)	275,000	275,601
0.74%, 11/18/2016 (a)	975,000	979,007
HSBC Bank PLC 0.86%, 5/15/2018 (a)(b)(c)	800,000	807,362
ING Bank NV:
1.18%, 3/7/2016 (a)(b)	700,000	706,477
1.87%, 9/25/2015 (a)(b)	860,000	874,465
Inter-American Development Bank 0.21%, 10/15/2015 (a)(c)	700,000	700,676
International Bank for Reconstruction & Development:
0.15%, 8/7/2015 (a)	1,400,000	1,400,559
0.15%, 1/14/2015 (a)	2,400,000	2,400,662
0.17%, 7/22/2015 (a)	962,000	961,391
International Finance Corp.:
0.15%, 1/28/2015 (a)	1,142,000	1,141,584
0.15%, 8/27/2015 (a)	500,000	500,200
0.17%, 8/1/2016 (a)	1,000,000	1,000,207
JPMorgan Chase Bank NA:
0.47%, 7/30/2015 (a)	1,200,000	1,201,958
0.65%, 6/2/2017 (a)	250,000	250,143
KeyBank NA 0.72%, 11/25/2016 (a)	600,000	602,858
Kfw:
0.16%, 10/30/2015 (a)	2,000,000	1,999,590
0.20%, 1/23/2015 (a)	2,000,000	2,000,176
0.21%, 7/9/2015 (a)	1,450,000	1,450,304
0.30%, 3/13/2015 (a)	850,000	850,573
Kommunalbanken AS:
0.25%, 1/26/2015 (a)(b)	1,164,000	1,164,001
0.31%, 3/18/2016 (a)(b)	1,900,000	1,900,828
0.34%, 5/2/2017 (a)(b)	500,000	500,582
0.41%, 2/20/2018 (a)(b)	1,174,000	1,175,680
0.43%, 4/1/2015 (a)(b)	500,000	500,487
0.61%, 3/27/2017 (a)(b)	3,750,000	3,777,574
Kommuninvest I Sverige AB:
0.22%, 9/12/2014 (a)(b)	750,000	750,090
0.25%, 3/26/2015 (a)(b)	1,550,000	1,549,825
Kookmin Bank 1.48%, 10/11/2016 (a)	600,000	609,042
Landwirtschaftliche Rentenbank 0.43%, 3/15/2016 (a)(b)	800,000	802,154
Macquarie Bank, Ltd.:
0.67%, 6/15/2016 (a)(b)	1,000,000	999,800
1.02%, 3/24/2017 (a)(b)	600,000	601,930
Manufacturers & Traders Trust Co.:
0.53%, 3/7/2016 (a)	225,000	224,639
0.60%, 1/30/2017 (a)	700,000	700,631
Mizuho Bank, Ltd. 0.66%, 4/16/2017 (a)(b)(c)	600,000	600,496
National Australia Bank, Ltd.:
0.43%, 10/2/2014 (a)(b)	750,000	750,334
0.52%, 6/30/2017 (a)(b)	250,000	249,933
0.53%, 1/22/2015 (a)(b)	3,105,000	3,110,254
0.60%, 3/17/2017 (a)(b)	800,000	800,208
0.78%, 7/25/2016 (a)(c)	2,350,000	2,364,488
1.18%, 7/25/2014 (a)(b)	2,100,000	2,101,392
1.35%, 8/7/2015 (a)	300,000	303,541
National City Bank 0.60%, 6/7/2017 (a)	440,000	438,905
Nederlandse Waterschapsbank NV:
0.31%, 11/4/2015 (a)(b)	600,000	600,323
0.43%, 10/18/2016 (a)(b)(c)	300,000	300,548
0.46%, 2/14/2018 (a)(b)	2,350,000	2,357,576
Nordea Bank AB:
0.59%, 4/4/2017 (a)(b)	700,000	700,956
0.68%, 5/13/2016 (a)(b)	584,000	586,953
PNC Bank NA 0.55%, 4/29/2016 (a)	900,000	900,356
Royal Bank of Canada:
0.44%, 4/29/2015 (a)	1,180,000	1,181,968
0.45%, 12/16/2015 (a)	1,800,000	1,803,411
0.46%, 1/6/2015 (a)	2,400,000	2,402,839
0.47%, 6/16/2017 (a)	400,000	399,997
0.56%, 1/23/2017 (a)	1,400,000	1,403,914
0.60%, 3/8/2016 (a)	1,300,000	1,304,148
0.69%, 9/9/2016 (a)	1,000,000	1,005,478
0.76%, 3/15/2019 (a)(c)	1,000,000	1,006,007
0.92%, 10/30/2014 (a)	1,088,000	1,090,466
Royal Bank of Scotland Group PLC 1.17%, 3/31/2017 (a)	600,000	602,917
Shinhan Bank 0.88%, 4/8/2017 (a)(b)	600,000	601,802
Sumitomo Mitsui Banking Corp.:
0.66%, 1/10/2017 (a)	600,000	601,351
0.90%, 7/19/2016 (a)	350,000	352,494
1.18%, 7/22/2014 (a)(b)	542,000	542,276
Sumitomo Mitsui Trust Bank, Ltd. 1.01%, 9/16/2016 (a)(b)	500,000	503,511
Suncorp-Metway, Ltd. 0.93%, 3/28/2017 (a)(b)	600,000	599,994
SunTrust Bank/Atlanta GA 0.52%, 8/24/2015 (a)	373,000	372,555
Svenska Handelsbanken AB:
0.68%, 3/21/2016 (a)	1,280,000	1,286,476
0.70%, 9/23/2016 (a)	1,100,000	1,106,350
0.72%, 6/17/2019 (a)	500,000	500,645
Swedish Export Credit 0.28%, 1/5/2015 (a)	584,000	584,149
The Bank of New York Mellon Corp.:
0.46%, 10/23/2015 (a)	450,000	450,842
0.46%, 3/4/2016 (a)	584,000	584,579
0.50%, 7/28/2014 (a)	455,000	455,096
0.67%, 3/6/2018 (a)	146,000	146,489
0.79%, 8/1/2018 (a)	370,000	372,233
1.08%, 11/24/2014 (a)	200,000	200,699
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.64%, 3/10/2017 (a)(b)(c)	1,000,000	999,745
0.68%, 2/26/2016 (a)(b)	826,000	827,951
0.84%, 9/9/2016 (a)(b)	850,000	854,631

See accompanying notes to financial statements.

320

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

The Korea Development Bank 0.85%, 1/22/2017 (a)	$900,000	$901,027
The Toronto-Dominion Bank:
0.40%, 5/1/2015 (a)	4,300,000	4,305,874
0.46%, 5/2/2017 (a)	1,150,000	1,149,350
0.67%, 7/2/2019 (a)	1,500,000	1,499,263
0.69%, 9/9/2016 (a)	3,500,000	3,519,169
0.77%, 4/30/2018 (a)	810,000	815,843
Union Bank NA 0.98%, 9/26/2016 (a)	600,000	606,005
US Bancorp 0.71%, 11/15/2018 (a)(c)	900,000	904,269
US Bank NA:
0.35%, 4/22/2016 (a)	2,000,000	2,000,228
0.45%, 1/30/2017 (a)	1,500,000	1,500,738
0.51%, 10/14/2014 (a)	430,000	430,335
Wachovia Corp.:
0.50%, 6/15/2017 (a)	1,800,000	1,797,534
0.56%, 10/28/2015 (a)	900,000	901,685
0.60%, 10/15/2016 (a)	1,600,000	1,597,139
Wells Fargo & Co.:
0.43%, 10/28/2015 (a)	2,520,000	2,520,121
0.69%, 4/22/2019 (a)	500,000	501,180
0.76%, 7/20/2016 (a)(c)	800,000	805,071
0.86%, 4/23/2018 (a)	1,961,000	1,977,994
1.15%, 6/26/2015 (a)	1,130,000	1,139,911
Wells Fargo Bank NA:
0.38%, 6/2/2016 (a)	2,300,000	2,300,860
0.44%, 5/16/2016 (a)	2,175,000	2,169,943
0.51%, 7/20/2015 (a)	2,250,000	2,255,647
0.56%, 3/15/2016 (a)	700,000	700,500
0.60%, 11/3/2014 (a)	300,000	300,221
Westpac Banking Corp.:
0.51%, 9/10/2014 (a)(b)(c)	250,000	250,073
0.56%, 5/19/2017 (a)	1,600,000	1,599,990
0.66%, 11/25/2016 (a)	1,000,000	1,003,323
0.96%, 7/30/2018 (a)	600,000	607,483
0.99%, 9/25/2015 (a)	1,775,000	1,789,404

		166,352,928

BEVERAGES — 1.1%
Anheuser-Busch InBev Finance, Inc. 0.42%, 1/27/2017 (a)	500,000	500,640
PepsiCo, Inc.:
0.42%, 7/30/2015 (a)	600,000	601,175
0.44%, 2/26/2016 (a)	1,542,000	1,543,578
SABMiller Holdings, Inc. 0.92%, 8/1/2018 (a)(b)	400,000	402,257
The Coca-Cola Co.:
0.21%, 3/5/2015 (a)	800,000	799,849
0.33%, 11/1/2016 (a)	600,000	600,559

		4,448,058

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 0.61%, 5/22/2017 (a)(c)	800,000	800,453

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 1.33%, 6/30/2017 (a)(b)	375,000	374,780

CAPITAL MARKETS — 6.9%
Morgan Stanley:
0.68%, 10/18/2016 (a)	2,000,000	1,997,768
0.71%, 10/15/2015 (a)	2,850,000	2,855,871
1.08%, 1/24/2019 (a)	500,000	503,344
1.48%, 2/25/2016 (a)	1,300,000	1,318,166
1.51%, 4/25/2018 (a)(c)	1,400,000	1,427,759
Svensk Exportkredit AB:
0.53%, 1/23/2017 (a)	550,000	553,239
0.98%, 8/14/2014 (a)	1,292,000	1,293,420
The Bear Stearns Cos LLC 0.62%, 11/21/2016 (a)	1,638,000	1,636,462
The Goldman Sachs Group, Inc.:
0.63%, 7/22/2015 (a)	2,366,000	2,366,547
0.68%, 3/22/2016 (a)	5,781,000	5,781,630
0.73%, 1/12/2015 (a)(c)	1,483,000	1,485,189
0.83%, 9/29/2014 (a)	1,288,000	1,289,567
1.23%, 11/21/2014 (a)	546,000	547,771
1.32%, 11/15/2018 (a)	1,100,000	1,115,024
1.42%, 4/30/2018 (a)	2,450,000	2,489,558

		26,661,315

CHEMICALS — 0.1%
Monsanto Co. 0.42%, 11/7/2016 (a)	500,000	500,119

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
0.28%, 9/3/2015 (a)	1,200,000	1,200,551
0.51%, 3/3/2017 (a)	1,150,000	1,154,568
0.73%, 3/1/2019 (a)	600,000	603,854

		2,958,973

CONSUMER FINANCE — 1.9%
Caterpillar Financial Services Corp.:
0.38%, 8/27/2014 (a)	600,000	600,339
0.46%, 3/3/2017 (a)	600,000	600,642
0.47%, 2/26/2016 (a)	750,000	751,418
0.57%, 2/9/2015 (a)	730,000	731,705
Hyundai Capital Services, Inc. 1.03%, 3/18/2017 (a)(b)(c)	600,000	601,758
John Deere Capital Corp.:
0.30%, 1/12/2015 (a)	550,000	550,278
0.33%, 2/25/2016 (a)	900,000	899,699
0.33%, 10/8/2014 (a)	2,020,000	2,020,533
0.35%, 6/15/2015 (a)	470,000	470,498
0.76%, 9/22/2014 (a)	200,000	200,292

		7,427,162

DIVERSIFIED FINANCIAL SERVICES — 17.7%
American Express Co. 0.82%, 5/22/2018 (a)	950,000	957,098
American Express Credit Corp.:
0.50%, 6/5/2017 (a)	500,000	499,938
0.74%, 7/29/2016 (a)	1,300,000	1,308,333
0.78%, 3/18/2019 (a)	600,000	603,330
1.33%, 6/12/2015 (a)	1,000,000	1,009,938
American Honda Finance Corp.:
0.32%, 11/13/2014 (a)(b)	300,000	300,120
0.44%, 11/3/2014 (a)(b)	500,000	500,398
0.60%, 5/26/2016 (a)(b)	1,400,000	1,406,033

See accompanying notes to financial statements.

321

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

0.73%, 10/7/2016 (a)	$850,000	$856,503
Bank of America Corp.:
0.49%, 10/14/2016 (a)	600,000	597,428
0.69%, 1/15/2015 (a)	472,000	472,660
0.77%, 5/2/2017 (a)	200,000	196,077
1.05%, 3/22/2016 (a)	1,417,000	1,427,555
1.10%, 4/1/2019 (a)	1,500,000	1,509,728
1.27%, 1/15/2019 (a)	1,000,000	1,012,845
1.30%, 3/22/2018 (a)	1,577,000	1,597,304
Bank of America NA:
0.51%, 6/15/2016 (a)	1,100,000	1,094,283
0.53%, 6/15/2017 (a)	1,500,000	1,482,678
0.70%, 11/14/2016 (a)	1,200,000	1,202,258
0.70%, 2/14/2017 (a)	1,300,000	1,301,355
Caisse Centrale Desjardins 0.51%, 10/29/2015 (a)(b)	600,000	600,872
Citigroup, Inc.:
0.50%, 6/9/2016 (a)	2,810,000	2,784,443
0.50%, 11/5/2014 (a)	2,410,000	2,410,993
0.75%, 5/1/2017 (a)(c)	1,300,000	1,298,905
0.77%, 3/10/2017 (a)	1,200,000	1,200,650
0.90%, 11/15/2016 (a)	1,000,000	1,005,155
1.02%, 4/1/2016 (a)	800,000	805,077
1.19%, 7/25/2016 (a)(c)	2,750,000	2,779,854
1.92%, 5/15/2018 (a)	1,600,000	1,661,944
Ford Motor Credit Co. LLC:
1.06%, 3/12/2019 (a)	1,100,000	1,106,063
1.47%, 5/9/2016 (a)	800,000	811,791
General Electric Capital Corp.:
0.39%, 2/15/2017 (a)(c)	400,000	398,746
0.42%, 5/11/2016 (a)	910,000	909,929
0.43%, 1/8/2016 (a)	1,730,000	1,731,061
0.46%, 1/14/2016 (a)	600,000	600,641
0.49%, 9/15/2014 (a)	2,480,000	2,480,030
0.49%, 8/7/2018 (a)	1,000,000	989,743
0.50%, 5/15/2017 (a)	500,000	500,419
0.61%, 7/10/2015 (a)	1,020,000	1,023,434
0.61%, 1/9/2015 (a)	1,300,000	1,302,569
0.74%, 1/14/2019 (a)(c)	600,000	605,638
0.83%, 1/8/2016 (a)(c)	1,490,000	1,499,907
0.83%, 12/11/2015 (a)	150,000	150,968
0.88%, 7/12/2016 (a)	1,200,000	1,210,892
0.94%, 4/2/2018 (a)	500,000	506,667
1.09%, 5/9/2016 (a)	1,025,000	1,038,061
HSBC Finance Corp. 0.66%, 6/1/2016 (c)(a)	1,450,000	1,450,400
JPMorgan Chase & Co.:
0.68%, 4/23/2015 (a)	3,914,000	3,922,595
0.74%, 2/15/2017 (a)	2,000,000	2,007,276
0.78%, 4/25/2018 (a)	1,000,000	999,997
0.85%, 2/26/2016 (a)	3,330,000	3,348,831
0.86%, 1/28/2019 (a)(c)	1,000,000	1,004,490
0.89%, 10/15/2015 (a)	876,000	880,848
1.13%, 1/25/2018 (a)	3,350,000	3,397,192
1.28%, 3/20/2015 (a)	419,000	421,687
Nomura Holdings, Inc. 1.68%, 9/13/2016 (a)	250,000	254,145

		68,437,775

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
America Movil SAB de CV 1.23%, 9/12/2016 (a)	500,000	505,992
AT&T, Inc.:
0.61%, 2/12/2016 (a)	1,426,000	1,430,091
0.65%, 3/30/2017 (a)	900,000	901,712
0.90%, 3/11/2019 (a)(c)	1,200,000	1,207,744
Verizon Communications, Inc.:
0.43%, 3/6/2015 (a)(b)	246,000	246,103
0.63%, 6/9/2017 (a)	2,100,000	2,102,425
1.76%, 9/15/2016 (a)	2,900,000	2,979,886
1.98%, 9/14/2018 (a)	2,000,000	2,110,112
Vodafone Group PLC 0.61%, 2/19/2016 (a)	1,300,000	1,303,367

		12,787,432

ELECTRIC UTILITIES — 0.1%
Duke Energy Corp. 0.61%, 4/3/2017 (a)	350,000	351,051

FOOD & STAPLES RETAILING — 0.2%
The Kroger Co. 0.76%, 10/17/2016 (a)	800,000	801,826

FOOD PRODUCTS — 0.4%
Campbell Soup Co. 0.53%, 8/1/2014 (a)	600,000	600,159
General Mills, Inc. 0.53%, 1/29/2016 (a)	300,000	300,767
Mondelez International, Inc. 0.75%, 2/1/2019 (a)	600,000	598,655

		1,499,581

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc. 0.40%, 12/11/2014 (a)	760,000	760,451

HOUSEHOLD PRODUCTS — 0.3%
Kimberly-Clark Corp. 0.28%, 5/19/2016 (a)	400,000	400,148
The Procter & Gamble Co. 0.30%, 11/4/2016 (a)	700,000	700,003

		1,100,151

INSURANCE — 2.3%
Berkshire Hathaway Finance Corp. 0.38%, 1/10/2017 (a)	500,000	500,126
Berkshire Hathaway, Inc. 0.92%, 8/15/2014 (a)	883,000	883,763
Jackson National Life Global Funding 0.58%, 9/30/2015 (a)(b)	350,000	351,176
MetLife Institutional Funding II 0.60%, 1/6/2015 (a)(b)	750,000	751,421
Metropolitan Life Global Funding I:
0.36%, 6/23/2016 (a)(b)	200,000	199,921
0.61%, 4/10/2017 (a)(b)(c)	1,700,000	1,703,735
0.76%, 7/15/2016 (a)(b)	200,000	201,460
New York Life Global Funding:
0.22%, 7/30/2014 (a)(b)	300,000	300,019
0.26%, 10/5/2015 (a)(b)	350,000	349,912
0.27%, 9/19/2014 (a)(b)	584,000	584,143
0.58%, 5/23/2016 (a)(b)(c)	500,000	502,549

See accompanying notes to financial statements.

322

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Pricoa Global Funding I 0.50%, 8/19/2015 (a)(b)	$350,000	$350,801
Principal Life Global Funding II:
0.39%, 9/19/2014 (a)(b)	700,000	700,230
0.60%, 5/27/2016 (a)(b)	300,000	301,380
0.85%, 7/9/2014 (a)(b)	343,000	343,037
Prudential Financial, Inc. 1.00%, 8/15/2018 (a)	800,000	800,990

		8,824,663

MEDIA — 0.8%
NBCUniversal Enterprise, Inc.:
0.76%, 4/15/2016 (a)(b)	584,000	587,144
0.91%, 4/15/2018 (a)(b)	1,319,000	1,333,679
The Walt Disney Co. 0.21%, 2/11/2015 (a)	1,050,000	1,050,196

		2,971,019

METALS & MINING — 1.0%
Anglo American Capital PLC 1.18%, 4/15/2016 (a)(b)	600,000	601,906
BHP Billiton Finance USA, Ltd. 0.48%, 9/30/2016 (a)(c)	950,000	950,884
Glencore Funding LLC:
1.39%, 5/27/2016 (a)(b)	600,000	603,630
1.59%, 1/15/2019 (a)(b)	1,100,000	1,105,304
Rio Tinto Finance USA PLC 1.07%, 6/17/2016 (a)	578,000	582,982

		3,844,706

MULTI-NATIONAL — 1.8%
Asian Development Bank 0.15%, 5/29/2015 (a)	1,200,000	1,199,665
Inter-American Development Bank:
0.15%, 7/29/2015 (a)	400,000	400,029
0.17%, 10/23/2015 (a)	2,350,000	2,348,416
0.19%, 2/11/2016 (a)(c)	1,550,000	1,548,965
0.26%, 9/12/2018 (a)	750,000	749,398
0.27%, 1/15/2019 (a)(c)	600,000	596,354

		6,842,827

MULTILINE RETAIL — 0.2%
Target Corp. 0.40%, 7/18/2014 (a)	723,000	723,051

OIL, GAS & CONSUMABLE FUELS — 5.2%
BP Capital Markets PLC:
0.55%, 11/6/2015 (a)	1,100,000	1,103,244
0.64%, 11/7/2016 (a)	400,000	401,866
0.86%, 9/26/2018 (a)(c)	1,100,000	1,110,132
Canadian Natural Resources, Ltd. 0.61%, 3/30/2016 (a)	500,000	501,084
CNPC General Capital, Ltd. 1.13%, 5/14/2017 (a)(b)	600,000	601,681
Devon Energy Corp.:
0.68%, 12/15/2015 (a)	600,000	602,348
0.77%, 12/15/2016 (a)	600,000	602,779
Enbridge, Inc.:
0.68%, 6/2/2017 (a)	400,000	400,805
0.88%, 10/1/2016 (a)	350,000	351,948
Exxon Mobil Corp.:
0.27%, 3/15/2017 (a)	600,000	599,995
0.38%, 3/15/2019 (a)	600,000	599,995
Petrobras Global Finance BV:
1.85%, 5/20/2016 (a)(c)	1,125,000	1,126,395
2.37%, 1/15/2019 (a)	1,300,000	1,293,500
2.59%, 3/17/2017 (a)	2,000,000	2,023,800
Petroleos Mexicanos 2.25%, 7/18/2018 (a)(c)	450,000	467,181
Schlumberger Investment SA 0.78%, 9/12/2014 (a)(b)	200,000	200,236
Shell International Finance BV:
0.29%, 11/10/2015 (a)	1,000,000	1,000,547
0.43%, 11/15/2016 (a)	1,000,000	1,000,949
Sinopec Group Overseas Development 2014, Ltd.:
1.01%, 4/10/2017 (a)(b)(c)	1,400,000	1,401,145
1.15%, 4/10/2019 (a)(b)(c)	600,000	601,391
Statoil ASA:
0.51%, 5/15/2018 (a)	669,000	669,292
0.68%, 11/8/2018 (a)	900,000	906,188
Total Capital Canada, Ltd. 0.61%, 1/15/2016 (a)	1,280,000	1,285,905
Total Capital International SA 0.79%, 8/10/2018 (a)(c)	600,000	605,615
TransCanada PipeLines, Ltd. 0.91%, 6/30/2016 (a)	550,000	554,466

		20,012,487

PHARMACEUTICALS — 1.5%
AbbVie, Inc. 0.98%, 11/6/2015 (a)	1,000,000	1,008,324
Johnson & Johnson 0.30%, 11/28/2016 (a)	1,000,000	1,000,968
McKesson Corp. 0.63%, 9/10/2015 (a)	600,000	601,141
Merck & Co., Inc.:
0.42%, 5/18/2016 (a)	742,000	744,019
0.59%, 5/18/2018 (a)	1,352,000	1,356,729
Pfizer, Inc.:
0.37%, 5/15/2017 (a)	600,000	599,991
0.53%, 6/15/2018 (a)	495,000	495,812

		5,806,984

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.42%, 11/6/2015 (a)	209,000	209,057

SOFTWARE — 0.3%
Oracle Corp. 0.81%, 1/15/2019 (a)(c)	1,100,000	1,108,855

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.:
0.27%, 5/3/2016 (a)	1,176,000	1,176,466
0.29%, 5/5/2017 (a)	1,200,000	1,199,995
0.47%, 5/3/2018 (a)	2,439,000	2,439,073
0.52%, 5/6/2019 (a)(c)	1,200,000	1,201,143
Hewlett-Packard Co.:
1.17%, 1/14/2019 (a)	900,000	907,169
1.78%, 9/19/2014 (a)	490,000	491,498

See accompanying notes to financial statements.

323

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

International Business Machines Corp.:
0.20%, 2/4/2015 (a)	$1,800,000	$1,800,097
0.26%, 7/29/2015 (a)	650,000	650,224
0.29%, 2/5/2016 (a)	1,000,000	1,000,154
0.59%, 2/12/2019 (a)(c)	400,000	402,367

		11,268,186

TOBACCO — 0.1%
Philip Morris International, Inc. 0.28%, 2/26/2015 (a)	460,000	460,044

TREASURY BILL — 0.2%
Svensk Exportkredit AB 0.41%, 6/12/2017 (a)	1,000,000	1,001,822

TOTAL CORPORATE BONDS & NOTES —
(Cost $375,022,602)		376,352,283

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
BANKS — 1.1%
Bank Nederlandse Gemeenten 0.40%, 7/18/2016 (a)(b)	1,292,000	1,294,985
Nederlandse Waterschapsbank NV 0.28%, 10/27/2014 (a)(b)	2,800,000	2,800,112

		4,095,097

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Export Development Canada 0.16%, 6/17/2015 (a)(b)	1,000,000	999,560

MULTI-NATIONAL — 0.2%
Asian Development Bank 0.25%, 2/28/2018 (a)	1,000,000	999,266

REGIONAL (STATE/PROVINCE) — 0.4%
Province of Ontario Canada:
0.27%, 8/13/2015 (a)	800,000	800,316
0.38%, 4/1/2015 (a)	650,000	650,670

		1,450,986

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $7,541,613)		7,544,909

	Shares
SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	13,951,575	13,951,575
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	2,905,414	2,905,414

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $16,856,989)		16,856,989

TOTAL INVESTMENTS — 103.8% (h)
(Cost $399,421,204)		400,754,181
OTHER ASSETS & LIABILITIES — (3.8)%		(14,838,791)

NET ASSETS — 100.0%		$385,915,390

(a)	Variable rate security — Rate shown is rate in effect at June 30, 2014. Maturity date shown is the final maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.7% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at June 30, 2014.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

324

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.0%
BARBADOS — 0.4%
Columbus International, Inc. 7.38%, 3/30/2021 (a)(b)	75,000	$80,813

BERMUDA — 1.0%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	217,300

BRAZIL — 8.2%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	95,500
Banco do Brasil SA 3.88%, 10/10/2022 (b)	175,000	164,500
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	150,000	159,562
Banco Votorantim SA 5.25%, 2/11/2016 (a)	100,000	104,250
BRF SA 4.75%, 5/22/2024 (a)	100,000	98,500
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)(b)	150,000	153,882
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	100,000	108,130
Hypermarcas SA 6.50%, 4/20/2021 (a)	75,000	81,563
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	107,500
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)	150,000	154,687
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2022 (a)(b)	96,420	103,218
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	104,970
Suzano Trading, Ltd. 5.88%, 1/23/2021 (a)	100,000	104,000
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)(b)	150,000	152,955
Vale SA 5.63%, 9/11/2042 (b)	50,000	48,985

		1,742,202

BRITISH VIRGIN ISLANDS — 9.3%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (a)	100,000	102,418
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	100,000	106,012
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	350,000	330,476
4.25%, 5/9/2043 (b)	125,000	115,977
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	205,192
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)(b)	200,000	213,500
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	106,980
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	94,362
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	150,000	154,383
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (a)	200,000	207,054
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	97,334
State Grid Overseas Investment 2014, Ltd. 4.13%, 5/7/2024 (a)	50,000	51,307
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	100,000	103,416
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	100,000	98,544

		1,986,955

CANADA — 0.7%
Nexen Energy ULC 6.40%, 5/15/2037	50,000	60,167
Pacific Rubiales Energy Corp. 5.13%, 3/28/2023 (a)(b)	100,000	99,250

		159,417

CAYMAN ISLANDS — 8.1%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	200,000	209,100
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)	200,000	210,290
4.63%, 1/13/2022 (a)	100,000	107,846
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	125,880
Petrobras International Finance Co.:
3.50%, 2/6/2017	300,000	307,950
5.38%, 1/27/2021	150,000	156,334
6.75%, 1/27/2041 (b)	150,000	154,500
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	125,000	128,338
5.63%, 9/15/2019 (b)	100,000	112,470
6.88%, 11/21/2036	200,000	221,408

		1,734,116

CHILE — 2.6%
Cencosud SA 4.88%, 1/20/2023 (a)(b)	100,000	101,105
Corp Nacional del Cobre de Chile:
3.88%, 11/3/2021 (a)(b)	100,000	103,609
5.63%, 9/21/2035 (a)	125,000	136,594
Corpbanca SA 3.13%, 1/15/2018	100,000	99,739
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	106,108

		547,155

CHINA — 2.5%
Baidu, Inc. 3.25%, 8/6/2018 (b)	100,000	103,317
China Resources Land, Ltd. 4.63%, 5/19/2016 (a)	100,000	104,335
Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (a)	125,000	129,850
Tencent Holdings, Ltd. 3.38%, 5/2/2019 (a)	200,000	204,474

		541,976

See accompanying notes to financial statements.

325

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

COLOMBIA — 2.9%
Bancolombia SA 5.95%, 6/3/2021	100,000	$110,250
Ecopetrol SA:
5.88%, 9/18/2023 (b)	50,000	56,125
7.38%, 9/18/2043 (b)	100,000	123,500
7.63%, 7/23/2019	100,000	122,125
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	98,875
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	100,000	107,500

		618,375

HONG KONG — 1.0%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)(b)	100,000	101,000
Noble Group, Ltd. 6.75%, 1/29/2020 (a)(b)	100,000	112,500

		213,500

INDIA — 1.0%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	210,617

INDONESIA — 1.7%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)	100,000	94,375
6.00%, 5/3/2042 (a)(b)	100,000	93,500
6.45%, 5/30/2044 (a)(b)	75,000	74,437
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/2024 (a)	100,000	99,125

		361,437

IRELAND — 3.7%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	108,625
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	104,375
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a)	100,000	97,000
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (a)	100,000	100,500
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	100,000	96,750
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)(b)	100,000	92,875
OJSC Novolipetsk Steel via Steel Funding, Ltd. 4.45%, 2/19/2018 (a)(b)	100,000	98,750
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)(b)	100,000	92,875

		791,750

ISRAEL — 1.0%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)(b)	100,000	109,155
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022 (b)	100,000	96,173

		205,328

IVORY COAST — 0.6%
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (a)(b)	125,000	128,750

JAMAICA — 1.0%
Digicel, Ltd. 6.00%, 4/15/2021 (a)	200,000	206,500

KAZAKHSTAN — 0.5%
KazMunayGas National Co. JSC 7.00%, 5/5/2020 (a)(b)	100,000	113,750

LUXEMBOURG — 7.6%
ALROSA Finance SA 7.75%, 11/3/2020 (a)(b)	50,000	55,315
CSN Resources SA 6.50%, 7/21/2020 (a)(b)	100,000	103,500
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	107,625
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	92,750
Gazprom OAO Via Gaz Capital SA:
6.51%, 3/7/2022 (a)	100,000	108,350
7.29%, 8/16/2037 (a)	100,000	111,500
9.25%, 4/23/2019 (a)	300,000	364,125
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	150,000	151,501
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	106,625
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	106,680
TNK-BP Finance SA 7.50%, 7/18/2016 (a)(b)	100,000	109,500
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)(b)	200,000	210,800

		1,628,271

MALAYSIA — 0.9%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	198,810

MEXICO — 10.9%
Alfa SAB de CV:
5.25%, 3/25/2024 (a)(b)	50,000	52,175
6.88%, 3/25/2044 (a)(b)	25,000	27,250
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	50,000	47,225
5.00%, 3/30/2020	200,000	221,734
6.13%, 3/30/2040 (b)	125,000	147,227
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)	150,000	152,250
Cemex SAB de CV 9.00%, 1/11/2018 (a)	100,000	107,500
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018 (b)	100,000	101,205
3.88%, 11/26/2023	50,000	51,355

See accompanying notes to financial statements.

326

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)(b)	50,000	$53,375
5.75%, 2/14/2042 (a)(b)	50,000	53,125
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043 (b)	50,000	46,489
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	105,758
Grupo Televisa SA 6.63%, 3/18/2025 (b)	100,000	122,747
Petroleos Mexicanos:
3.50%, 1/30/2023	150,000	146,475
5.50%, 1/21/2021	400,000	449,000
6.38%, 1/23/2045 (a)	50,000	58,063
6.50%, 6/2/2041	335,000	389,437

		2,332,390

MOROCCO — 0.5%
OCP SA 5.63%, 4/25/2024 (a)	100,000	104,875

NETHERLANDS — 8.0%
Bharti Airtel International Netherlands BV 5.13%, 3/11/2023 (a)	100,000	102,445
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	54,750
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	222,700
Lukoil International Finance BV:
6.13%, 11/9/2020 (a)	200,000	216,250
7.25%, 11/5/2019 (a)	100,000	113,375
Majapahit Holding BV 7.75%, 1/20/2020 (a)	150,000	175,500
Myriad International Holdings BV 6.00%, 7/18/2020 (a)	100,000	110,250
Petrobras Global Finance BV:
4.38%, 5/20/2023 (b)	200,000	192,610
4.88%, 3/17/2020 (b)	200,000	205,420
5.63%, 5/20/2043	50,000	45,250
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)(b)	200,000	215,750
VTR Finance BV 6.88%, 1/15/2024 (a)	50,000	53,687

		1,707,987

PERU — 1.2%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)	54,000	54,135
Banco Internacional del Peru SAA 5.75%, 10/7/2020 (a)	100,000	107,500
BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	100,000	102,125

		263,760

SINGAPORE — 0.2%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	51,065

SOUTH AFRICA — 1.6%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022 (b)	150,000	146,307
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	102,375
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a)	100,000	93,900

		342,582

SOUTH KOREA — 4.5%
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	105,206
Korea Gas Corp. 2.88%, 7/29/2018 (a)(b)	125,000	128,196
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)	150,000	153,439
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	156,117
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	100,000	103,829
NongHyup Bank 2.25%, 9/19/2017 (a)	100,000	101,489
POSCO 4.25%, 10/28/2020 (a)	100,000	105,757
Woori Bank Co., Ltd. 2.88%, 10/2/2018 (a)	100,000	102,271

		956,304

SPAIN — 1.3%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)	250,000	286,875

THAILAND — 1.0%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	99,317
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	100,000	104,446

		203,763

TRINIDAD AND TOBAGO — 0.4%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)	75,000	94,312

TURKEY — 2.8%
Akbank TAS 5.13%, 7/22/2015 (a)	100,000	102,875
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	100,500
Turkiye Halk Bankasi AS 3.88%, 2/5/2020 (a)	100,000	94,630
Turkiye Is Bankasi 5.50%, 4/21/2019 (a)	100,000	103,500
Turkiye Vakiflar Bankasi Tao 5.00%, 10/31/2018 (a)	100,000	101,850
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	95,134

		598,489

UNITED ARAB EMIRATES — 2.8%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	292,500
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	61,750	68,388
DP World, Ltd. 6.85%, 7/2/2037 (a)(b)	100,000	111,500

See accompanying notes to financial statements.

327

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)(b)	100,000	$121,620

		594,008

UNITED KINGDOM — 1.2%
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	101,481
Vedanta Resources PLC:
6.00%, 1/31/2019 (a)	50,000	51,690
8.25%, 6/7/2021 (a)	100,000	112,000

		265,171

UNITED STATES — 4.8%
Hyundai Capital America:
1.88%, 8/9/2016 (a)	100,000	101,471
2.13%, 10/2/2017 (a)	125,000	126,902
JBS USA LLC/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	175,000	187,687
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	156,596
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/2024 (a)	125,000	131,290
Southern Copper Corp.:
5.25%, 11/8/2042 (b)	50,000	45,968
6.75%, 4/16/2040 (b)	100,000	108,731
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	100,000	103,193
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	60,456

		1,022,294

VENEZUELA — 2.1%
Petroleos de Venezuela SA:
6.00%, 11/15/2026 (a)	100,000	64,500
8.50%, 11/2/2017 (a)(b)	200,000	187,060
9.00%, 11/17/2021 (a)	100,000	84,990
12.75%, 2/17/2022 (a)	100,000	101,125

		437,675

TOTAL CORPORATE BONDS & NOTES —
(Cost $20,585,847)		20,948,572

	Shares
SHORT TERM INVESTMENTS — 16.8%
MONEY MARKET FUNDS — 16.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,013,638	3,013,638
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	574,842	574,842

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $3,588,480)		3,588,480

TOTAL INVESTMENTS — 114.8% (g)
(Cost $24,174,327)		24,537,052
OTHER ASSETS & LIABILITIES — (14.8)%		(3,160,265)

NET ASSETS — 100.0%		$21,376,787

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 72.2% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PCL = Public Company Limited
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

328

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2014

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 2.1%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$50,000	$51,750
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	57,656
BE Aerospace, Inc. 5.25%, 4/1/2022	75,000	81,656
Bombardier, Inc.:
4.25%, 1/15/2016 (a)(b)	100,000	103,250
7.75%, 3/15/2020 (a)	75,000	84,761
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021 (b)	50,000	54,625
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	27,385
5.20%, 10/15/2019	25,000	28,125
Northrop Grumman Corp.:
3.25%, 8/1/2023 (b)	25,000	24,813
4.75%, 6/1/2043	25,000	26,067
Textron, Inc. 6.20%, 3/15/2015	25,000	26,020
Triumph Group, Inc. 4.88%, 4/1/2021 (b)	50,000	49,875

		615,983

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 4.90%, 1/15/2034	50,000	53,663
Penske Truck Leasing Co. Lp/PTL Finance Corp. 2.88%, 7/17/2018 (a)	50,000	51,182

		104,845

AIRLINES — 0.2%
Southwest Airlines Co. 5.75%, 12/15/2016	50,000	55,233

AUTO COMPONENTS — 0.5%
Dana Holding Corp. 5.38%, 9/15/2021	50,000	52,250
Delphi Corp. 5.00%, 2/15/2023 (c)	50,000	53,750
Johnson Controls, Inc. 5.50%, 1/15/2016	50,000	53,489

		159,489

AUTOMOBILES — 0.8%
Ford Motor Co. 4.75%, 1/15/2043 (b)	50,000	50,549
General Motors Co. 3.50%, 10/2/2018 (a)(b)	100,000	102,250
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	79,688

		232,487

BANKS — 5.0%
Barclays Bank PLC:
7.63%, 11/21/2022	125,000	142,687
7.75%, 4/10/2023 (b)	50,000	55,650
BBVA US Senior SAU 4.66%, 10/9/2015	75,000	78,413
CIT Group, Inc.:
4.25%, 8/15/2017	250,000	260,781
5.00%, 8/15/2022	50,000	51,750
Credit Suisse of New York, NY 5.40%, 1/14/2020 (b)	50,000	56,185
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	25,149
Eksportfinans ASA:
3.00%, 11/17/2014 (b)(c)	50,000	50,305
5.50%, 5/25/2016	100,000	106,500
Fifth Third Bancorp 8.25%, 3/1/2038 (b)	25,000	36,792
Intesa Sanpaolo SpA 3.88%, 1/16/2018	50,000	52,697
KeyCorp 5.10%, 3/24/2021	50,000	56,655
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)(b)	100,000	117,377
Royal Bank of Scotland Group PLC:
5.00%, 10/1/2014	25,000	25,235
5.13%, 5/28/2024	100,000	101,540
6.00%, 12/19/2023	100,000	108,121
6.13%, 12/15/2022 (b)	75,000	82,030
SunTrust Banks, Inc. 2.75%, 5/1/2023	50,000	47,997

		1,455,864

BEVERAGES — 1.2%
Constellation Brands, Inc.:
3.75%, 5/1/2021	50,000	49,687
4.25%, 5/1/2023	25,000	25,094
6.00%, 5/1/2022	50,000	56,125
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	29,200
Heineken NV 1.40%, 10/1/2017 (a)	50,000	49,976
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,998
5.50%, 1/15/2042 (a)	25,000	27,782
SABMiller Holdings, Inc.:
1.85%, 1/15/2015 (a)	50,000	50,352
3.75%, 1/15/2022 (a)(b)	25,000	25,887
4.95%, 1/15/2042 (a)	25,000	27,015

		367,116

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
3.63%, 5/15/2022	50,000	51,542
6.40%, 2/1/2039	100,000	124,792
Celgene Corp. 3.25%, 8/15/2022	50,000	49,889
Gilead Sciences, Inc.:
4.50%, 4/1/2021	50,000	55,527
4.80%, 4/1/2044 (b)	50,000	52,760

		334,510

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	25,000	27,738

See accompanying notes to financial statements.

329

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

BUILDING PRODUCTS — 0.8%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)(c)	$50,000	$53,875
Lafarge SA 7.13%, 7/15/2036	50,000	58,000
Louisiana-Pacific Corp. 7.50%, 6/1/2020	25,000	27,500
Masco Corp. 5.95%, 3/15/2022	100,000	110,500

		249,875

CAPITAL MARKETS — 0.5%
Morgan Stanley 4.88%, 11/1/2022	50,000	53,671
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	75,000	90,227

		143,898

CHEMICALS — 2.5%
Agrium, Inc. 4.90%, 6/1/2043	25,000	25,547
Ashland, Inc. 4.75%, 8/15/2022	75,000	75,375
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	50,250
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,780
4.95%, 6/1/2043	25,000	25,038
Eagle Spinco, Inc. 4.63%, 2/15/2021 (b)	50,000	49,625
Eastman Chemical Co. 3.60%, 8/15/2022	25,000	25,636
Ecolab, Inc. 3.00%, 12/8/2016	50,000	52,294
Ineos Finance PLC 8.38%, 2/15/2019 (a)	100,000	109,250
LyondellBasell Industries NV 5.00%, 4/15/2019 (b)	50,000	56,399
PolyOne Corp. 7.38%, 9/15/2020	25,000	27,156
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	51,875
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	34,527
The Dow Chemical Co. 4.25%, 11/15/2020	100,000	108,709
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	28,007

		744,468

COMMERCIAL SERVICES & SUPPLIES — 1.5%
Clean Harbors, Inc. 5.25%, 8/1/2020 (b)	50,000	51,562
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	50,000	65,517
FTI Consulting, Inc. 6.75%, 10/1/2020 (b)	25,000	26,688
Republic Services, Inc. 3.55%, 6/1/2022	50,000	51,688
RR Donnelley & Sons Co. 6.50%, 11/15/2023 (b)(c)	25,000	26,125
The ADT Corp.:
3.50%, 7/15/2022	50,000	45,500
4.88%, 7/15/2042	50,000	41,750
The Western Union Co. 2.88%, 12/10/2017	50,000	51,489
Waste Management, Inc. 6.38%, 3/11/2015	75,000	78,007

		438,326

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021 (b)	50,000	59,188

CONSUMER FINANCE — 1.4%
SLM Corp.:
5.50%, 1/25/2023	75,000	74,343
6.00%, 1/25/2017	200,000	217,250
6.13%, 3/25/2024	25,000	25,344
6.25%, 1/25/2016	100,000	106,250

		423,187

CONTAINERS & PACKAGING — 1.1%
Ball Corp. 5.00%, 3/15/2022 (b)	75,000	76,875
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (b)	50,000	48,700
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	50,000	55,000
Rock Tenn Co. 4.90%, 3/1/2022	50,000	54,575
Sealed Air Corp. 6.50%, 12/1/2020 (a)(b)	66,000	74,250

		309,400

DISTRIBUTORS — 0.1%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	25,000	25,109

DIVERSIFIED FINANCIAL SERVICES — 8.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019 (a)	150,000	151,125
Aircastle, Ltd.:
5.13%, 3/15/2021 (b)	25,000	25,875
6.25%, 12/1/2019 (b)	60,000	65,700
Ally Financial, Inc.:
2.75%, 1/30/2017	100,000	101,125
3.50%, 1/27/2019	105,000	106,018
4.63%, 6/26/2015 (c)	200,000	206,500
8.00%, 11/1/2031	100,000	127,750
Bank of America Corp. 5.42%, 3/15/2017	100,000	110,020
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	101,214
Citigroup, Inc.:
4.88%, 5/7/2015	50,000	51,772
5.00%, 9/15/2014	50,000	50,443
6.13%, 8/25/2036	50,000	57,260

See accompanying notes to financial statements.

330

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

CNH Capital LLC 3.88%, 11/1/2015 (b)	$29,000	$29,580
Credit Acceptance Corp. 6.13%, 2/15/2021 (a)(c)	25,000	26,125
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017	150,000	161,090
5.63%, 9/15/2015	75,000	79,346
12.00%, 5/15/2015	45,000	49,438
General Motors Financial Co., Inc.:
2.75%, 5/15/2016	75,000	76,125
4.75%, 8/15/2017 (b)	50,000	53,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	100,000	101,125
4.88%, 3/15/2019	25,000	25,750
6.00%, 8/1/2020	25,000	26,781
International Lease Finance Corp.:
4.88%, 4/1/2015	150,000	153,750
5.88%, 4/1/2019 (b)(c)	50,000	55,000
5.88%, 8/15/2022 (b)	75,000	81,938
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	26,802
6.50%, 1/20/2043 (b)	25,000	27,577
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	60,622
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 3/15/2020 (a)(b)(c)	50,000	52,875
Nomura Holdings, Inc. 5.00%, 3/4/2015 (b)	50,000	51,401
ORIX Corp. 4.71%, 4/27/2015	50,000	51,551
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	25,000	27,379
UBS AG of Stamford, CT 7.63%, 8/17/2022	50,000	60,204

		2,432,449

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
British Telecommunications PLC 9.63%, 12/15/2030	25,000	39,819
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023 (b)	50,000	50,194
CenturyLink, Inc.:
5.63%, 4/1/2020	100,000	105,500
5.80%, 3/15/2022 (b)	50,000	52,063
7.65%, 3/15/2042	50,000	49,875
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	102,591
Frontier Communications Corp.:
7.63%, 4/15/2024	50,000	53,812
8.50%, 4/15/2020 (b)	125,000	147,500
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	52,800
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	56,250
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	100,000	101,625
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	125,000	143,750
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)(b)	75,000	81,937
Verizon Communications, Inc.:
2.50%, 9/15/2016	100,000	103,074
4.50%, 9/15/2020 (b)	125,000	137,499
5.05%, 3/15/2034	25,000	26,682
6.40%, 9/15/2033	100,000	122,494
6.55%, 9/15/2043	150,000	188,766
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)(b)	100,000	105,000
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	50,000	52,825

		1,774,056

ELECTRIC UTILITIES — 5.5%
AEP Texas Central Co. 6.65%, 2/15/2033	50,000	64,721
Calpine Corp. 7.88%, 1/15/2023 (a)(b)	132,000	147,180
CMS Energy Corp. 4.25%, 9/30/2015 (b)	25,000	26,042
Dominion Resources, Inc.:
1.40%, 9/15/2017	50,000	49,912
1.95%, 8/15/2016	75,000	76,682
DPL, Inc.:
6.50%, 10/15/2016	50,000	53,875
7.25%, 10/15/2021	50,000	55,000
EDP Finance BV 6.00%, 2/2/2018 (a)(b)	100,000	109,999
Enel Finance International NV 6.00%, 10/7/2039 (a)(b)	50,000	56,969
Exelon Generation Co. LLC 6.20%, 10/1/2017 (b)	75,000	85,450
FirstEnergy Corp. 4.25%, 3/15/2023	75,000	74,694
Iberdrola Finance Ireland, Ltd. 3.80%, 9/11/2014 (a)	25,000	25,152
Kansas City Power & Light Co. 3.15%, 3/15/2023	50,000	49,844
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,304
NV Energy, Inc. 6.25%, 11/15/2020 (b)	50,000	59,007
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	53,752
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	50,000	51,690
4.45%, 4/15/2042 (b)	25,000	25,563
5.80%, 3/1/2037	25,000	30,149
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	50,072
4.20%, 6/15/2022 (b)	40,000	42,770
Progress Energy, Inc. 7.75%, 3/1/2031	75,000	105,998
Puget Energy, Inc. 5.63%, 7/15/2022 (b)	50,000	58,045
Southwestern Electric Power Co. 5.55%, 1/15/2017	75,000	82,916

See accompanying notes to financial statements.

331

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

The AES Corp.:
7.38%, 7/1/2021	$50,000	$58,500
8.00%, 10/15/2017	7,000	8,155
The Toledo Edison Co. 6.15%, 5/15/2037	50,000	60,410

		1,612,851

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,334
Jabil Circuit, Inc. 4.70%, 9/15/2022 (b)	50,000	50,625
Roper Industries, Inc. 2.05%, 10/1/2018	50,000	50,081

		126,040

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Avnet, Inc. 6.00%, 9/1/2015	25,000	26,408
CDW LLC/CDW Finance Corp. 8.00%, 12/15/2018	25,000	26,563
Rexel SA 5.25%, 6/15/2020 (a)	50,000	52,000

		104,971

ENERGY EQUIPMENT & SERVICES — 0.5%
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	54,159
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042 (b)	50,000	56,705
6.50%, 8/1/2036 (b)	25,000	29,716

		140,580

FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp.:
2.75%, 12/1/2022 (b)	25,000	24,147
5.75%, 6/1/2017 (b)	50,000	56,318
6.13%, 9/15/2039 (b)	25,000	31,129
Safeway, Inc. 4.75%, 12/1/2021 (c)	50,000	51,362
The Kroger Co. 5.15%, 8/1/2043 (b)	25,000	27,007
Walgreen Co. 1.80%, 9/15/2017	50,000	50,433

		240,396

FOOD PRODUCTS — 1.6%
ConAgra Foods, Inc.:
3.20%, 1/25/2023	25,000	24,097
4.65%, 1/25/2043 (b)	25,000	24,650
General Mills, Inc. 5.70%, 2/15/2017	50,000	55,928
HJ Heinz Co. 4.25%, 10/15/2020	100,000	100,625
Kellogg Co. 1.13%, 5/15/2015	25,000	25,174
Kraft Foods Group, Inc.:
2.25%, 6/5/2017 (b)	50,000	51,362
3.50%, 6/6/2022 (b)	25,000	25,669
5.00%, 6/4/2042	25,000	26,727
6.13%, 8/23/2018	25,000	29,017
Mondelez International, Inc. 5.38%, 2/10/2020	50,000	57,475
The Kroger Co. 3.90%, 10/1/2015	50,000	51,974

		472,698

GAS UTILITIES — 0.1%
AGL Capital Corp. 4.40%, 6/1/2043	25,000	25,532

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Boston Scientific Corp. 6.25%, 11/15/2015 (b)	50,000	53,643

HEALTH CARE PROVIDERS & SERVICES — 3.6%
AmerisourceBergen Corp. 1.15%, 5/15/2017	25,000	24,971
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6.00%, 10/15/2021 (b)	50,000	53,000
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,911
Centene Corp. 4.75%, 5/15/2022	25,000	25,375
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	52,438
5.13%, 8/1/2021 (a)	50,000	51,250
CIGNA Corp. 4.00%, 2/15/2022	50,000	53,059
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	100,000	109,000
HCA, Inc.:
4.75%, 5/1/2023	75,000	74,906
5.00%, 3/15/2024	50,000	50,691
7.25%, 9/15/2020	100,000	107,125
Humana, Inc. 4.63%, 12/1/2042	25,000	24,785
LifePoint Hospitals, Inc. 5.50%, 12/1/2021 (a)	50,000	52,375
McKesson Corp. 4.88%, 3/15/2044	25,000	26,254
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,965
Tenet Healthcare Corp.:
4.75%, 6/1/2020	75,000	76,687
6.00%, 10/1/2020 (b)	100,000	108,500
WellPoint, Inc.:
3.13%, 5/15/2022	75,000	74,889
4.65%, 1/15/2043 (b)	50,000	50,836

		1,068,017

HOTELS, RESTAURANTS & LEISURE — 0.8%
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/1/2020 (a)	100,000	103,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	75,000	81,750

See accompanying notes to financial statements.

332

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Yum! Brands, Inc. 3.88%, 11/1/2020	$50,000	$52,475

		237,225

HOUSEHOLD DURABLES — 0.8%
DR Horton, Inc. 4.75%, 2/15/2023	50,000	49,875
Lennar Corp.:
4.75%, 12/15/2017	25,000	26,437
4.75%, 11/15/2022 (b)	50,000	49,750
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	50,250
Toll Brothers Finance Corp. 6.75%, 11/1/2019 (b)	50,000	57,625

		233,937

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 4.75%, 1/15/2015	25,000	25,550

INSURANCE — 3.5%
American International Group, Inc.:
5.85%, 1/16/2018	150,000	171,237
6.25%, 5/1/2036	50,000	62,852
Aon PLC 4.45%, 5/24/2043	25,000	24,287
AXA SA 8.60%, 12/15/2030	50,000	67,188
Genworth Financial, Inc. 7.20%, 2/15/2021 (b)	50,000	60,932
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	24,080
5.13%, 4/15/2022	25,000	28,428
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	82,032
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	26,665
6.15%, 4/7/2036	50,000	61,450
MetLife, Inc. 6.40%, 12/15/2036	50,000	55,875
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	50,000	55,681
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	57,104
Prudential Financial, Inc. 5.20%, 3/15/2044	50,000	51,000
Voya Financial, Inc. 5.50%, 7/15/2022 (b)	50,000	57,266
XLIT, Ltd. 5.75%, 10/1/2021	50,000	58,303
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	80,913

		1,025,293

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 7.00%, 7/15/2021	50,000	55,250
VeriSign, Inc. 4.63%, 5/1/2023 (b)	50,000	49,395

		104,645

IT SERVICES — 0.3%
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,145
Xerox Corp. 4.50%, 5/15/2021	50,000	54,022

		79,167

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	25,971
3.60%, 8/15/2021	25,000	25,977
5.30%, 2/1/2044	50,000	55,495

		107,443

MACHINERY — 1.3%
Case New Holland, Inc. 7.88%, 12/1/2017 (b)	100,000	116,500
Eaton Corp.:
2.75%, 11/2/2022	75,000	72,622
4.00%, 11/2/2032	25,000	25,016
Harsco Corp. 2.70%, 10/15/2015	75,000	75,656
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019 (b)	25,000	25,627
SPX Corp. 6.88%, 9/1/2017 (b)	50,000	56,250

		371,671

MEDIA — 8.3%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	100,000	109,687
6.20%, 12/15/2034 (b)	25,000	30,605
6.40%, 12/15/2035	50,000	62,269
AMC Networks, Inc. 7.75%, 7/15/2021	50,000	55,937
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 (a)(b)	50,000	47,779
CBS Corp. 3.38%, 3/1/2022	50,000	50,111
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.63%, 1/31/2022 (b)	150,000	161,250
7.00%, 1/15/2019	100,000	105,500
COX Communications, Inc. 3.25%, 12/15/2022 (a)	75,000	73,444
CSC Holdings LLC 6.75%, 11/15/2021	50,000	55,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	25,000	25,034
Series WI 3.80%, 3/15/2022	100,000	103,262
6.00%, 8/15/2040	25,000	28,783
Discovery Communications LLC 3.30%, 5/15/2022 (b)	50,000	49,772
DISH DBS Corp.:
4.25%, 4/1/2018	50,000	52,000
5.13%, 5/1/2020	75,000	78,844

See accompanying notes to financial statements.

333

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

5.88%, 7/15/2022 (b)	$100,000	$108,500
6.63%, 10/1/2014	25,000	25,313
7.13%, 2/1/2016	100,000	108,125
Gannett Co., Inc. 5.13%, 10/15/2019 (a)(b)	50,000	51,750
Historic TW, Inc. 6.63%, 5/15/2029	50,000	63,714
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	56,000	59,220
Omnicom Group, Inc. 6.25%, 7/15/2019 (b)	25,000	29,514
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	23,782
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	47,875
5.25%, 8/15/2022 (a)	50,000	53,875
Thomson Reuters Corp. 4.30%, 11/23/2023	50,000	52,416
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (b)	100,000	106,824
4.50%, 9/15/2042 (b)	50,000	48,674
6.75%, 7/1/2018	25,000	29,583
6.75%, 6/15/2039 (b)	25,000	32,220
Time Warner, Inc.:
3.15%, 7/15/2015	25,000	25,689
6.25%, 3/29/2041 (b)	25,000	30,084
7.63%, 4/15/2031	75,000	103,051
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/2019 (a)	100,000	106,750
Viacom, Inc.:
1.25%, 2/27/2015	50,000	50,280
4.38%, 3/15/2043	20,000	18,565
6.88%, 4/30/2036	75,000	94,834
Videotron, Ltd. 5.00%, 7/15/2022	50,000	51,375
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,549

		2,436,839

METALS & MINING — 5.1%
Alcoa, Inc.:
5.87%, 2/23/2022 (b)	75,000	83,595
6.75%, 7/15/2018	50,000	57,447
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	25,188
ArcelorMittal:
4.25%, 2/25/2015	50,000	50,813
5.00%, 2/25/2017	100,000	105,750
5.75%, 8/5/2020 (b)	100,000	107,500
7.50%, 10/15/2039 (b)	100,000	110,000
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	99,492
Cliffs Natural Resources, Inc. 3.95%, 1/15/2018 (b)	50,000	50,666
Commercial Metals Co. 4.88%, 5/15/2023 (b)	50,000	48,750
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)(c)	30,000	30,300
First Quantum Minerals, Ltd. 6.75%, 2/15/2020 (a)	100,000	103,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	50,000	51,625
6.88%, 4/1/2022 (a)(b)	50,000	53,625
Freeport-McMoRan Copper & Gold, Inc.:
3.88%, 3/15/2023 (b)	25,000	24,924
5.45%, 3/15/2043 (b)	25,000	25,937
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	24,104
4.88%, 3/15/2042	25,000	22,528
6.25%, 10/1/2039	100,000	105,099
Schaeffler Finance BV 4.75%, 5/15/2021 (a)	100,000	103,000
Steel Dynamics, Inc. 6.13%, 8/15/2019 (c)	50,000	54,375
Teck Resources, Ltd.:
5.20%, 3/1/2042	50,000	48,154
5.38%, 10/1/2015	25,000	26,306
United States Steel Corp. 6.05%, 6/1/2017 (b)(c)	75,000	81,187

		1,493,365

MULTI-UTILITIES — 0.6%
Berkshire Hathaway Energy 6.13%, 4/1/2036	50,000	61,992
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	51,274
Sempra Energy 2.30%, 4/1/2017	50,000	51,328

		164,594

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	52,192

OIL, GAS & CONSUMABLE FUELS — 15.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023	100,000	105,375
Anadarko Petroleum Corp. 6.38%, 9/15/2017	75,000	86,350
Atwood Oceanics, Inc. 6.50%, 2/1/2020	75,000	79,969
Boardwalk Pipelines LP 3.38%, 2/1/2023 (b)	25,000	23,107
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	25,000	28,001
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	24,564
4.45%, 9/15/2042	25,000	24,762
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	54,930
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	25,000	25,875
5.75%, 3/15/2023 (b)	50,000	55,560
6.63%, 8/15/2020 (b)	175,000	201,250
Concho Resources, Inc. 5.50%, 4/1/2023 (b)	100,000	107,500
CONSOL Energy, Inc. 5.88%, 4/15/2022 (a)(b)	100,000	104,750

See accompanying notes to financial statements.

334

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

Continental Resources, Inc. 5.00%, 9/15/2022	$50,000	$54,375
DCP Midstream LLC 5.85%, 5/21/2043 (a)(c)	50,000	47,500
Denbury Resources, Inc. 5.50%, 5/1/2022 (b)	100,000	102,250
Devon Energy Corp. 3.25%, 5/15/2022 (b)	75,000	75,550
El Paso LLC 7.75%, 1/15/2032 (b)	100,000	109,500
El Paso Natural Gas Co. 5.95%, 4/15/2017	25,000	28,107
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042 (b)	25,000	23,332
Enbridge Energy Partners LP 5.20%, 3/15/2020 (b)	50,000	55,836
Encana Corp. 5.90%, 12/1/2017 (b)	50,000	56,945
Energy Transfer Equity LP 7.50%, 10/15/2020	50,000	57,750
Energy Transfer Partners LP:
6.50%, 2/1/2042	50,000	59,716
6.63%, 10/15/2036	1,000	1,188
Enterprise Products Operating LLC:
4.85%, 3/15/2044	50,000	51,588
Series I 5.00%, 3/1/2015	25,000	25,753
5.20%, 9/1/2020	50,000	57,084
Hess Corp. 8.13%, 2/15/2019	50,000	62,898
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	52,896
Kinder Morgan Energy Partners LP 5.00%, 3/1/2043 (b)	100,000	99,244
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,625
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	48,597
Marathon Petroleum Corp. 6.50%, 3/1/2041	25,000	30,873
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50%, 2/15/2023 (b)	75,000	79,875
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	25,000	25,688
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	50,000	53,125
6.50%, 3/15/2021 (a)	25,000	26,500
Newfield Exploration Co. 7.13%, 5/15/2018 (b)	75,000	77,344
Noble Energy, Inc. 4.15%, 12/15/2021	25,000	26,879
Noble Holding International, Ltd. 3.95%, 3/15/2022	50,000	51,213
NuStar Logistics LP 4.80%, 9/1/2020	50,000	50,750
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	25,341
3.38%, 10/1/2022	25,000	24,837
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	50,000	52,125
6.25%, 11/15/2021 (b)	50,000	49,812
Phillips 66 4.30%, 4/1/2022	50,000	54,115
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	28,457
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,818
5.15%, 6/1/2042	50,000	54,260
Plains Exploration & Production Co. 6.50%, 11/15/2020	50,000	55,812
Pride International, Inc. 6.88%, 8/15/2020	50,000	60,757
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	51,125
Range Resources Corp. 5.00%, 8/15/2022	50,000	53,000
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023	100,000	104,500
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (a)	100,000	108,000
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	26,988
Sabine Pass Liquefaction LLC 5.63%, 4/15/2023 (b)	150,000	156,375
Sabine Pass LNG LP 6.50%, 11/1/2020	100,000	108,250
SESI LLC 7.13%, 12/15/2021	50,000	56,375
SM Energy Co. 6.50%, 1/1/2023	50,000	54,125
Suncor Energy, Inc. 6.10%, 6/1/2018	75,000	87,042
Sunoco, Inc. 9.63%, 4/15/2015	25,000	26,664
Talisman Energy, Inc. 5.50%, 5/15/2042 (b)	25,000	27,106
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 5/1/2023 (b)	50,000	52,250
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027 (b)	50,000	63,011
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)(b)	50,000	47,135
Transocean, Inc.:
2.50%, 10/15/2017	50,000	51,060
6.80%, 3/15/2038	50,000	57,027
Valero Energy Corp. 6.13%, 2/1/2020	50,000	59,086
Western Gas Partners LP 4.00%, 7/1/2022	50,000	51,784
Whiting Petroleum Corp. 5.00%, 3/15/2019	100,000	105,250
Williams Partners LP 5.25%, 3/15/2020	75,000	84,600

See accompanying notes to financial statements.

335

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

WPX Energy, Inc. 6.00%, 1/15/2022	$50,000	$53,375

		4,384,436

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. 7.95%, 6/15/2018	50,000	61,146

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.:
4.60%, 3/15/2020	50,000	51,850
6.95%, 3/15/2043	25,000	25,725

		77,575

PHARMACEUTICALS — 1.7%
Actavis, Inc. 3.25%, 10/1/2022 (b)	50,000	49,124
Express Scripts Holding Co. 2.65%, 2/15/2017	100,000	103,890
Forest Laboratories, Inc. 4.38%, 2/1/2019 (a)	100,000	107,881
Hospira, Inc. 5.60%, 9/15/2040	50,000	53,065
McKesson Corp.:
1.29%, 3/10/2017	100,000	100,264
4.75%, 3/1/2021	25,000	27,853
Mylan, Inc. 7.88%, 7/15/2020 (a)	25,000	27,671
Zoetis, Inc. 4.70%, 2/1/2043	25,000	25,392

		495,140

REAL ESTATE INVESTMENT TRUSTS — 2.7%
American Tower Corp.:
3.50%, 1/31/2023	50,000	49,032
4.50%, 1/15/2018	50,000	54,479
BioMed Realty LP 4.25%, 7/15/2022 (b)	50,000	51,553
Boston Properties LP 3.85%, 2/1/2023	50,000	51,562
Duke Realty LP:
7.38%, 2/15/2015	50,000	52,054
8.25%, 8/15/2019	25,000	31,442
DuPont Fabros Technology LP 5.88%, 9/15/2021	25,000	26,125
EPR Properties 5.75%, 8/15/2022	50,000	54,323
ERP Operating LP:
5.38%, 8/1/2016	50,000	54,613
6.58%, 4/13/2015	50,000	52,305
HCP, Inc. 5.38%, 2/1/2021	50,000	56,873
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	53,784
Host Hotels & Resorts LP 5.88%, 6/15/2019	25,000	26,860
Liberty Property LP 6.63%, 10/1/2017 (b)	25,000	28,595
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 5/1/2021	25,000	27,250
ProLogis LP 6.63%, 5/15/2018	23,000	26,843
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	49,762
3.25%, 8/15/2022	25,000	24,716
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	30,785

		802,956

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	75,000	75,750

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	100,000	103,912
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	25,000	27,501
CSX Corp.:
4.40%, 3/1/2043	50,000	49,597
6.22%, 4/30/2040	25,000	31,393
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	76,902

		289,305

SEMICONDUCTORS — 0.2%
Sensata Technologies BV 4.88%, 10/15/2023 (a)	50,000	49,625

SOFTWARE — 0.7%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	100,000	110,000
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	100,000	106,750

		216,750

SPECIALTY RETAIL — 1.7%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	80,063
AutoZone, Inc. 3.13%, 7/15/2023	50,000	48,309
Best Buy Co., Inc. 3.75%, 3/15/2016 (c)	50,000	51,500
L Brands, Inc. 5.63%, 2/15/2022 (b)	150,000	162,375
QVC, Inc. 4.38%, 3/15/2023	75,000	76,185
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022 (b)	50,000	53,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	18,000	19,575

		491,257

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	52,565
Hewlett-Packard Co.:
2.13%, 9/13/2015	50,000	50,881
2.35%, 3/15/2015	25,000	25,326

See accompanying notes to financial statements.

336

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014

	Principal
Security Description	Amount	Value

2.60%, 9/15/2017	$25,000	$25,839
4.05%, 9/15/2022 (b)	25,000	25,997
6.00%, 9/15/2041	25,000	28,776
NCR Corp. 5.00%, 7/15/2022 (b)	50,000	50,625
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (c)	34,000	38,080

		298,089

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	54,063
PVH Corp. 4.50%, 12/15/2022 (b)	25,000	24,625

		78,688

THRIFTS & MORTGAGE FINANCE — 0.2%
Amsouth Bank 5.20%, 4/1/2015 (c)	50,000	51,580

TOBACCO — 0.7%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	72,171
9.70%, 11/10/2018 (b)	26,000	34,069
Lorillard Tobacco Co. 3.75%, 5/20/2023 (b)	50,000	49,381
Reynolds American, Inc. 3.25%, 11/1/2022	50,000	48,238

		203,859

TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals North America, Inc. 5.75%, 7/15/2018	25,000	26,438

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
Crown Castle International Corp. 4.88%, 4/15/2022 (b)	25,000	25,844
Embarq Corp.:
7.08%, 6/1/2016 (b)	50,000	55,634
8.00%, 6/1/2036	50,000	54,625
Orange SA 9.00%, 3/1/2031 (b)	50,000	75,252
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	59,422
T-Mobile USA, Inc.:
6.25%, 4/1/2021	175,000	185,937
6.46%, 4/28/2019	100,000	105,250
6.63%, 4/1/2023 (b)	75,000	81,375
Telecom Italia Capital SA:
7.18%, 6/18/2019 (b)	75,000	86,719
7.20%, 7/18/2036	100,000	110,750
Telefonica Emisiones SAU:
3.99%, 2/16/2016	100,000	104,700
7.05%, 6/20/2036 (b)	50,000	63,776

		1,009,284

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,848,641)		28,741,748

	Shares
SHORT TERM INVESTMENTS — 14.4%
MONEY MARKET FUNDS — 14.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,090,075	4,090,075
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	105,414	105,414

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $4,195,489)		4,195,489

TOTAL INVESTMENTS — 112.7% (h)
(Cost $32,044,130)		32,937,237
OTHER ASSETS & LIABILITIES — (12.7)%		(3,702,250)

NET ASSETS — 100.0%		$29,234,987

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.6% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

337

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2014

	SPDR Barclays		SPDR Barclays			SPDR Barclays			SPDR Barclays
	1-3		0-5		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays
	Month	SPDR Barclays	Year	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate
	T-Bill ETF	TIPS ETF	TIPS ETF	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$978,544,330	$593,945,750	$5,984,319	$9,920,960	$11,963,163	$166,022,687	$85,393,534	$3,415,880,042	$452,182,377	$159,915,915
Investments in securities of affiliated issuers, at value* (Note 3)	721,155	10,332,512	4,411	273,733	1,652,120	21,623,404	10,145,259	105,292,106	18,515,634	3,861,882

Total Investments	979,265,485	604,278,262	5,988,730	10,194,693	13,615,283	187,646,091	95,538,793	3,521,172,148	470,698,011	163,777,797
Cash	—	—	—	—	333	3,583	—	59,002	9,913	—
Receivable for investments sold	518,786,354	6,734,089	366,408	—	—	1,201,805	1,596,580	—	—	—
Interest receivable — unaffiliated issuers	4,395	2,689,199	27,129	36,155	42,004	644,229	816,602	28,835,446	4,536,528	2,022,738
Interest receivable — affiliated issuers	44	65	1	1	4	28	5	560	51	94

TOTAL ASSETS	1,498,056,278	613,701,615	6,382,268	10,230,849	13,657,624	189,495,736	97,951,980	3,550,067,156	475,244,503	165,800,629

LIABILITIES
Payable upon return of securities loaned	—	10,116,015	—	266,569	1,324,183	17,992,957	10,116,046	70,889,638	14,717,480	2,499,503
Payable for investments purchased	518,690,443	6,763,646	364,419	—	299,364	4,252,242	1,617,341	30,636,893	3,758,164	1,453,810
Accrued advisory fee (Note 3)	107,164	91,324	740	1,220	1,185	18,031	9,096	352,830	55,085	18,407
Accrued trustees’ fees and expenses (Note 3)	745	363	6	6	11	95	30	1,789	247	52

TOTAL LIABILITIES	518,798,352	16,971,348	365,165	267,795	1,624,743	22,263,325	11,742,513	101,881,150	18,530,976	3,971,772

NET ASSETS	$979,257,926	$596,730,267	$6,017,103	$9,963,054	$12,032,881	$167,232,411	$86,209,467	$3,448,186,006	$456,713,527	$161,828,857

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$979,711,215	$586,083,343	$6,000,000	$9,991,542	$12,027,230	$166,891,268	$90,085,692	$3,433,805,906	$446,824,282	$159,261,491
Undistributed (distribution in excess of) net investment income	(451,182)	3,064,365	18,691	50,237	5,406	5,428	63,025	1,422,345	328,896	288,116
Accumulated net realized gain (loss) on investments	—	(5,339,369)	(7,481)	(42,598)	—	—	(2,866,861)	2,364,826	(1,825)	(1,373,469)
Net unrealized appreciation (depreciation) on:
Investments	(2,107)	12,921,928	5,893	(36,127)	245	335,715	(1,072,389)	10,592,929	9,562,174	3,652,719

NET ASSETS	$979,257,926	$596,730,267	$6,017,103	$9,963,054	$12,032,881	$167,232,411	$86,209,467	$3,448,186,006	$456,713,527	$161,828,857

NET ASSET VALUE PER SHARE
Net asset value per share	$45.76	$57.38	$20.06	$19.93	$30.08	$59.72	$66.31	$30.76	$34.34	$40.46

Shares outstanding (unlimited amount authorized, $0.01 par value)	21,400,461	10,400,225	300,000	500,000	400,000	2,800,168	1,300,000	112,100,000	13,300,072	4,000,000

COST OF INVESTMENTS:
Unaffiliated issuers	$978,546,437	$581,023,822	$5,978,426	$9,957,087	$11,962,918	$165,686,972	$86,465,923	$3,405,287,113	$442,620,203	$156,263,196
Affiliated issuers	721,155	10,332,512	4,411	273,733	1,652,120	21,623,404	10,145,259	105,292,106	18,515,634	3,861,882

Total cost of investments	$979,267,592	$591,356,334	$5,982,837	$10,230,820	$13,615,038	$187,310,376	$96,611,182	$3,510,579,219	$461,135,837	$160,125,078

* Includes investments in securities on loan, at value	$—	$9,925,128	$—	$262,126	$1,298,610	$17,646,961	$9,952,305	$69,437,118	$14,634,015	$2,888,359

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2014

	SPDR Barclays					SPDR Nuveen
	Issuer	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen
	Scored	Convertible	Mortgage	SPDR Barclays	Barclays	California	SPDR Nuveen	Barclays
	Corporate	Securities	Backed	Aggregate	Municipal	Municipal	Barclays New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal
	Bond ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$31,838,480	$2,846,081,585	$125,411,504	$729,566,751	$1,026,777,716	$75,117,462	$24,610,724	$2,216,913,718	$5,970,000	$272,309,550
Investments in securities of affiliated issuers, at value* (Note 3)	3,713,047	325,253,547	75,608,342	130,976,073	2,982,916	335,933	454,371	2,695,001	27,745	1,453,283

Total Investments	35,551,527	3,171,335,132	201,019,846	860,542,824	1,029,760,632	75,453,395	25,065,095	2,219,608,719	5,997,745	273,762,833
Cash	875	142,311	—	14,375	—	—	—	—	—	—
Receivable for investments sold	—	60,482,231	—	5,311,720	4,886,925	—	—	—	—	765,278
Receivable for fund shares sold	—	—	—	—	11,859,060	—	—	—	—	—
Dividends receivable	—	3,599,149	—	—	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	340,346	7,419,204	268,709	4,383,372	11,875,428	836,901	242,283	27,880,270	710	3,913,946
Interest receivable — affiliated issuers	8	823	3,983	4,782	—	—	—	—	—	—
Receivable for when issued/ delayed securities	—	—	3,839,120	—	—	—	—	—	—	—
Due from Investment Adviser	—	—	—	30,627	60,037	—	—	—	—	11,653

TOTAL ASSETS	35,892,756	3,242,978,850	205,131,658	870,287,700	1,058,442,082	76,290,296	25,307,378	2,247,488,989	5,998,455	278,453,710

LIABILITIES
Payable upon return of securities loaned	3,603,580	320,096,435	—	41,856,118	—	—	—	—	—	—
Payable for when issued/delayed securities	—	—	78,967,171	84,487,302	—	—	—	5,277,295	—	—
Payable for investments purchased	—	59,602,370	—	8,481,229	23,970,575	1,166,870	—	22,512,200	—	2,587,287
Deferred income for dollar rolls	—	—	59,825	43,866	—	—	—	—	—	—
Accrued advisory fee (Note 3)	4,225	926,026	19,684	109,811	252,279	12,336	4,143	363,301	986	113,863
Accrued trustees’ fees and expenses (Note 3)	18	1,041	57	395	567	49	16	1,185	6	116

TOTAL LIABILITIES	3,607,823	380,625,872	79,046,737	134,978,721	24,223,421	1,179,255	4,159	28,153,981	992	2,701,266

NET ASSETS	$32,284,933	$2,862,352,978	$126,084,921	$735,308,979	$1,034,218,661	$75,111,041	$25,303,219	$2,219,335,008	$5,997,463	$275,752,444

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$31,467,731	$2,482,479,197	$123,606,934	$723,460,706	$1,011,920,304	$72,448,020	$24,802,964	$2,199,172,438	$5,997,463	$271,045,204
Undistributed (distribution in excess of) net investment income	62,482	15,881,082	(59,825)	(43,866)	683,791	82,376	38,443	332,129	—	854,889
Accumulated net realized gain (loss) on investments	(215,495)	10,984,427	961,663	(794,117)	(4,922,369)	19,906	3,777	5,862	—	(1,666,310)
Net unrealized appreciation (depreciation) on:
Investments	970,215	353,008,272	1,576,149	12,686,256	26,536,935	2,560,739	458,035	19,824,579	—	5,518,661

NET ASSETS	$32,284,933	$2,862,352,978	$126,084,921	$735,308,979	$1,034,218,661	$75,111,041	$25,303,219	$2,219,335,008	$5,997,463	$275,752,444

NET ASSET VALUE PER SHARE
Net asset value per share	$32.28	$50.30	$27.41	$57.90	$23.72	$23.47	$23.00	$24.36	$29.99	$56.28

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	56,900,000	4,600,000	12,700,132	43,602,072	3,200,128	1,100,010	91,102,164	200,000	4,900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$30,868,265	$2,493,073,313	$123,835,355	$716,880,495	$1,000,240,781	$72,556,723	$24,152,689	$2,197,089,139	$5,970,000	$266,790,889
Affiliated issuers	3,713,047	325,253,547	75,608,342	130,976,073	2,982,916	335,933	454,371	2,695,001	27,745	1,453,283

Total cost of investments	$34,581,312	$2,818,326,860	$199,443,697	$847,856,568	$1,003,223,697	$72,892,656	$24,607,060	$2,199,784,140	$5,997,745	$268,244,172

* Includes investments in securities on loan, at value	$3,582,368	$313,826,377	$—	$41,306,558	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2014

	SPDR Nuveen	SPDR DB International	SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays				SPDR Barclays
	Barclays	Government	Short Term International	International	International	Emerging	SPDR Barclays			Investment
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Markets	International	SPDR Barclays	SPDR Barclays	Grade Floating
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF	High Yield Bond ETF	Short Term High Yield Bond ETF	Rate ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$41,753,050	$946,113,537	$265,749,349	$2,363,752,989	$309,727,990	$97,684,545	$42,231,460	$9,574,599,375	$4,251,115,924	$383,897,192
Investments in securities of affiliated issuers, at value* (Note 3)	289,966	336,027	4,619,073	24,445,157	3,644,460	544,932	412,963	895,935,812	434,341,668	16,856,989

Total Investments	42,043,016	946,449,564	270,368,422	2,388,198,146	313,372,450	98,229,477	42,644,423	10,470,535,187	4,685,457,592	400,754,181
Cash	—	576,313	—	—	—	14,750	—	1,000	111,862	8,645
Foreign currency, at value	—	629,069	2,367,658	22,801,369	1,786,278	884,139	408,929	—	—	—
Receivable for investments sold	—	50,117,381	13,448,998	20,765,168	5,718,552	2,019,671	1,303,886	109,983,562	37,724,905	4,200,379
Receivable for fund shares sold	—	—	—	—	3,743,191	—	—	10,407,395	3,086,975	—
Receivable for foreign currency contracts sold	—	42,619,675	—	—	—	1,064,929	380,000	—	—	—
Unrealized appreciation on forward currency contracts	—	1,485	—	—	3,701	9,493	—	—	—	—
Interest receivable — unaffiliated issuers	566,218	7,741,116	2,507,286	23,304,972	5,062,144	1,751,494	846,582	151,963,151	68,764,529	337,109
Interest receivable — affiliated issuers	16	81	253	1,419	18	32	13	3,713	4,180	140

TOTAL ASSETS	42,609,250	1,048,134,684	288,692,617	2,455,071,074	329,686,334	103,973,985	45,583,833	10,742,894,008	4,795,150,043	405,300,454

LIABILITIES
Payable upon return of securities loaned	—	—	—	—	3,310,595	86,696	—	859,230,885	344,853,590	13,951,575
Payable for investments purchased	—	45,338,995	14,981,112	26,982,095	9,723,969	2,760,798	1,783,629	58,623,885	107,533,005	2,325,000
Payable for when issued/delayed securities	—	—	—	—	—	—	—	59,438,885	—	—
Due to broker	—	575,036	—	—	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	27,141	154,497	10,686	6,607	—	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	—	3,062,819
Payable for foreign currency contracts purchased	—	42,617,954	—	—	—	1,064,979	380,000	—	—	—
Accrued advisory fee (Note 3)	13,191	391,690	78,098	982,621	139,235	40,740	14,182	3,204,762	1,410,068	45,504
Deferred foreign taxes payable	—	1,927	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	32	623	139	1,174	125	80	38	5,594	1,501	166

TOTAL LIABILITIES	13,223	88,926,225	15,086,490	28,120,387	13,184,610	3,959,900	2,177,849	980,504,011	453,798,164	19,385,064

NET ASSETS	$42,596,027	$959,208,459	$273,606,127	$2,426,950,687	$316,501,724	$100,014,085	$43,405,984	$9,762,389,997	$4,341,351,879	$385,915,390

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$42,388,708	$892,953,531	$272,203,033	$2,339,794,077	$298,532,102	$103,732,918	$42,642,819	$9,572,023,729	$4,307,984,594	$384,494,955
Undistributed (distribution in excess of) net investment income	124,242	(1,656,437)	(1,244,948)	(1,954,395)	1,124,372	(2,230,227)	200,851	—	6,934,020	77,189
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(967,039)	(3,055,609)	253,641	10,912,545	26,044	(1,988,938)	59,373	(131,256)	(2,613,922)	10,269
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $1,927, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	1,050,116	70,895,158	2,376,311	78,093,949	16,792,258	467,973	506,669	190,497,524	29,047,187	1,332,977
Foreign currency	—	71,816	18,090	104,511	26,948	32,359	(3,728)	—	—	—

NET ASSETS	$42,596,027	$959,208,459	$273,606,127	$2,426,950,687	$316,501,724	$100,014,085	$43,405,984	$9,762,389,997	$4,341,351,879	$385,915,390

NET ASSET VALUE PER SHARE
Net asset value per share	$60.85	$62.28	$36.48	$60.67	$37.68	$31.25	$25.53	$41.63	$30.86	$30.63

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	15,400,483	7,500,000	40,000,019	8,400,000	3,200,000	1,700,000	234,523,812	140,700,000	12,600,000

COST OF INVESTMENTS:
Unaffiliated issuers	$40,702,934	$875,216,452	$263,373,038	$2,285,659,040	$292,935,732	$97,216,572	$41,724,791	$9,384,101,851	$4,222,068,737	$382,564,215
Affiliated issuers	289,966	336,027	4,619,073	24,445,157	3,644,460	544,932	412,963	895,935,812	434,341,668	16,856,989

Total cost of investments	$40,992,900	$875,552,479	$267,992,111	$2,310,104,197	$296,580,192	$97,761,504	$42,137,754	$10,280,037,663	$4,656,410,405	$399,421,204

Foreign currency, at cost	$—	$628,587	$2,360,715	$22,741,009	$1,771,152	$878,074	$410,592	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$—	$—	$—	$3,289,330	$85,230	$—	$877,084,303	$344,822,398	$13,660,903

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2014

	SPDR BofA Merrill
	Lynch Emerging	SPDR BofA Merrill
	Markets	Lynch Crossover
	Corporate	Corporate
	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$20,948,572	$28,741,748
Investments in securities of affiliated issuers, at value* (Note 3)	3,588,480	4,195,489

Total Investments	24,537,052	32,937,237
Cash	300	—
Interest receivable — unaffiliated issuers	275,887	394,976
Interest receivable — affiliated issuers	31	6
Due from Investment Adviser	—	2,428

TOTAL ASSETS	24,813,270	33,334,647

LIABILITIES
Payable upon return of securities loaned	3,013,638	4,090,075
Payable for investments purchased	414,298	—
Accrued advisory fee (Note 3)	8,538	9,569
Accrued trustees’ fees and expenses (Note 3)	9	16

TOTAL LIABILITIES	3,436,483	4,099,660

NET ASSETS	$21,376,787	$29,234,987

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$21,066,895	$28,266,175
Undistributed (distribution in excess of) net investment income	72,259	55,745
Accumulated net realized gain (loss) on investments	(125,092)	19,960
Net unrealized appreciation (depreciation) on:
Investments	362,725	893,107

NET ASSETS	$21,376,787	$29,234,987

NET ASSET VALUE PER SHARE
Net asset value per share	$30.54	$26.58

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	1,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$20,585,847	$27,848,641
Affiliated issuers	3,588,480	4,195,489

Total cost of investments	$24,174,327	$32,044,130

* Includes investments in securities on loan, at value	$2,953,642	$4,008,250

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2014

			SPDR Barclays
	SPDR Barclays		0-5			SPDR Barclays			SPDR Barclays
	1-3		Year		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays
	Month	SPDR Barclays	TIPS	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate
	T-Bill ETF	TIPS ETF	ETF (1)	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$329,282	$12,095,582	$68,359	$122,352	$121,295	$2,096,077	$1,631,927	$40,595,800	$12,466,425	$4,568,873
Interest income on securities of affiliated issuers (Note 2 and Note 3)	509	583	5	12	73	522	124	10,471	2,037	450
Affiliated securities lending — net (Note 3 and Note 8)	228,235	44,603	—	682	1,682	22,314	7,458	147,906	29,243	5,249

TOTAL INVESTMENT INCOME (LOSS)	558,026	12,140,768	68,364	123,046	123,050	2,118,913	1,639,509	40,754,177	12,497,705	4,574,572

EXPENSES
Advisory fee (Note 3)	1,579,730	1,134,992	3,054	15,289	21,341	220,310	71,416	3,887,496	653,011	141,871
Trustees’ fees and expenses (Note 3)	25,408	11,228	13	202	322	3,082	918	58,065	7,725	1,562
Miscellaneous expenses	1	1	—	—	—	56	—	251	45	—

TOTAL EXPENSES	1,605,139	1,146,221	3,067	15,491	21,663	223,448	72,334	3,945,812	660,781	143,433

NET INVESTMENT INCOME (LOSS)	(1,047,113)	10,994,547	65,297	107,555	101,387	1,895,465	1,567,175	36,808,365	11,836,924	4,431,139

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(94,638)	1,917,342	(1,013)	(88,192)	53,225	2,779,272	(4,062,125)	14,064,599	3,942,603	(1,474,159)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,397)	13,944,458	5,893	284,608	27,137	(2,357,909)	5,615,967	14,116,037	7,784,626	8,874,458

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(113,035)	15,861,800	4,880	196,416	80,362	421,363	1,553,842	28,180,636	11,727,229	7,400,299

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,160,148)	$26,856,347	$70,177	$303,971	$181,749	$2,316,828	$3,121,017	$64,989,001	$23,564,153	$11,831,438

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.
(1)	For the period Febuary 26, 2014 (commencement of operations) to June 30, 2014.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2014

	SPDR Barclays					SPDR Nuveen
	Issuer	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen
	Scored	Convertible	Mortgage	SPDR Barclays	Barclays	California	SPDR Nuveen	Barclays
	Corporate	Securities	Backed	Aggregate	Municipal	Municipal	Barclays New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal
	Bond ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$1,070,221	$(23,408,541)	$2,199,863	$16,844,297	$27,338,100	$2,282,131	$771,895	$23,629,553	$11,445	$11,488,147
Interest income on securities of affiliated issuers (Note 2 and Note 3)	239	11,675	60,377	76,079	—	—	—	—	—	—
Dividend income (Note 2)	—	30,668,727	—	—	—	—	—	—	—	—
Affiliated securities lending — net (Note 3 and Note 8)	3,723	881,636	—	64,100	—	—	—	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	1,074,183	8,153,497	2,260,240	16,984,476	27,338,100	2,282,131	771,895	23,629,553	11,445	11,488,147

EXPENSES
Advisory fee (Note 3)	47,920	8,167,973	209,120	1,259,063	2,920,079	161,119	53,342	4,174,043	18,198	1,038,089
Trustees’ fees and expenses (Note 3)	583	29,876	1,454	12,343	17,766	1,573	527	37,037	213	3,749
Miscellaneous expenses	—	66	—	1	137	—	—	2,548	41	24

TOTAL EXPENSES	48,503	8,197,915	210,574	1,271,407	2,937,982	162,692	53,869	4,213,628	18,452	1,041,862

Expenses waived by Adviser (Note 3)	—	—	—	(353,553)	(699,117)	—	—	—	—	(107,581)

NET INVESTMENT INCOME (LOSS)	1,025,680	(44,418)	2,049,666	16,066,622	25,099,235	2,119,439	718,026	19,415,925	(7,007)	10,553,866

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(215,310)	136,868,421	1,136,394	(391,981)	51,432	(273,471)	(92,739)	4,917,265	—	(5,046,651)
Net change in unrealized appreciation (depreciation) on:
Investments	1,231,715	254,679,529	1,977,756	13,554,540	32,687,952	3,691,581	957,681	22,392,600	—	10,570,284

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,016,405	391,547,950	3,114,150	13,162,559	32,739,384	3,418,110	864,942	27,309,865	—	5,523,633

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,042,085	$391,503,532	$5,163,816	$29,229,181	$57,838,619	$5,537,549	$1,582,968	$46,725,790	$(7,007)	$16,077,499

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2014

	SPDR Nuveen	SPDR DB International	SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays				SPDR Barclays
	Barclays	Government	Short Term International	International	International	Emerging	SPDR Barclays			Investment
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Markets	International	SPDR Barclays	SPDR Barclays	Grade Floating
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF (1)	High Yield Bond ETF	Short Term High Yield Bond ETF	Rate ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$2,512,803	$39,491,625	$2,977,329	$53,537,162	$5,522,150	$7,657,487	$673,740	$608,326,770	$167,891,079	$2,044,699
Interest income on securities of affiliated issuers (Note 2 and Note 3)	245	1,986	740	4,620	182	388	126	53,919	38,217	2,621
Affiliated securities lending — net (Note 3 and Note 8)	—	—	—	2,764	4,583	301	—	1,430,471	595,885	22,179
Foreign taxes withheld	—	(162,543)	(49,541)	(153,205)	(7,616)	(224,592)	(2,294)	—	—	(700)

TOTAL INVESTMENT INCOME (LOSS)	2,513,048	39,331,068	2,928,528	53,391,341	5,519,299	7,433,584	671,572	609,811,160	168,525,181	2,068,799

EXPENSES
Advisory fee (Note 3)	179,814	5,111,803	861,279	10,449,544	1,308,755	668,270	52,088	38,954,427	12,101,557	471,167
Trustees’ fees and expenses (Note 3)	1,034	19,632	4,131	35,389	3,732	2,363	74	167,865	42,063	4,128
Miscellaneous expenses	—	—	—	3	—	1,151	—	111	5	—

TOTAL EXPENSES	180,848	5,131,435	865,410	10,484,936	1,312,487	671,784	52,162	39,122,403	12,143,625	475,295

NET INVESTMENT INCOME	2,332,200	34,199,633	2,063,118	42,906,405	4,206,812	6,761,800	619,410	570,688,757	156,381,556	1,593,504

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(860,040)	5,910,502	(2,168,419)	8,262,435	1,907,793	(6,924,691)	16,781	122,706,144	1,674,440	29,602
Foreign currency transactions	—	364,867	59,153	1,673,117	48,907	(297,240)	(3,377)	—	—	—
Forward foreign currency contracts	—	—	—	—	(9,958)	592	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $1,927, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	4,177,595	64,362,858	12,035,476	132,478,602	18,563,736	5,826,345	506,669	382,640,072	54,512,913	1,286,690
Foreign currency transactions	—	318,733	218,201	1,428,090	83,791	141,205	(3,728)	—	—	—
Forward foreign currency contracts	—	1,485	(27,141)	(154,497)	(41,508)	2,886	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	3,317,555	70,958,445	10,117,270	143,687,747	20,552,761	(1,250,903)	516,345	505,346,216	56,187,353	1,316,292

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,649,755	$105,158,078	$12,180,388	$186,594,152	$24,759,573	$5,510,897	$1,135,755	$1,076,034,973	$212,568,909	$2,909,796

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.
(1)	For the period March 12, 2014 (commencement of operations) to June 30, 2014.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2014

	SPDR BofA Merrill
	Lynch Emerging	SPDR BofA Merrill
	Markets	Lynch Crossover
	Corporate	Corporate
	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$784,841	$1,192,404
Interest income on securities of affiliated issuers (Note 2 and Note 3)	190	191
Affiliated securities lending — net (Note 3 and Note 8)	4,587	10,174

TOTAL INVESTMENT INCOME (LOSS)	789,618	1,202,769

EXPENSES
Advisory fee (Note 3)	79,705	111,760
Trustees’ fees and expenses (Note 3)	268	516

TOTAL EXPENSES	79,973	112,276

Expenses waived by Adviser (Note 3)	—	(28,311)

NET INVESTMENT INCOME	709,645	1,118,804

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(125,088)	71,916
Net change in unrealized appreciation (depreciation) on:
Investments	934,161	1,363,931

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	809,073	1,435,847

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,518,718	$2,554,651

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays 1-3
	Month T-Bill ETF		SPDR Barclays TIPS ETF		SPDR Barclays 0-5 Year TIPS ETF	SPDR Barclays 1-10 Year TIPS ETF		SPDR Barclays Short Term Treasury ETF
					For the Period		For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	2/26/14*-	Year Ended	5/29/13*-	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,047,113)	$(574,971)	$10,994,547	$7,491,032	$65,297	$107,555	$(17,617)	$101,387	$17,121
Net realized gain (loss) on investments	(94,638)	93,019	1,917,342	14,865,788	(1,013)	(88,192)	(1,920)	53,225	18,099
Net change in unrealized appreciation (depreciation) on investments	(18,397)	1,250	13,944,458	(60,634,406)	5,893	284,608	(320,735)	27,137	(43,973)

Net increase (decrease) in net assets resulting from operations	(1,160,148)	(480,702)	26,856,347	(38,277,586)	70,177	303,971	(340,272)	181,749	(8,753)

Net equalization credits and charges (Note 2)	1,103,650	(236,624)	(114,444)	171,847	—	(489)	(1,228)	1,671	553

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(8,464,244)	(10,338,505)	(53,074)	(61,813)	—	(97,924)	(17,536)
Net realized gains	—	—	—	—	—	—	—	(802)	—

Total distributions to shareholders	—	—	(8,464,244)	(10,338,505)	(53,074)	(61,813)	—	(98,726)	(17,536)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	979,677,557	1,749,807,793	38,848,622	96,127,877	6,000,000	1,954,693	11,971,863	20,973,080	3,012,147
Cost of shares redeemed	(1,579,360,789)	(1,708,738,207)	(111,643,440)	(129,363,279)	—	(3,865,388)	—	(15,012,737)	(3,015,784)
Net income equalization (Note 2)	(1,103,650)	236,624	114,444	(171,847)	—	489	1,228	(1,671)	(553)
Other capital (Note 4)	—	—	—	—	—	—	—	2	—

Net increase (decrease) in net assets from beneficial interest transactions	(600,786,882)	41,306,210	(72,680,374)	(33,407,249)	6,000,000	(1,910,206)	11,973,091	5,958,674	(4,190)

Net increase (decrease) in net assets during the year	(600,843,380)	40,588,884	(54,402,715)	(81,851,493)	6,017,103	(1,668,537)	11,631,591	6,043,368	(29,926)
Net assets at beginning of year	1,580,101,306	1,539,512,422	651,132,982	732,984,475	—	11,631,591	—	5,989,513	6,019,439

NET ASSETS END OF YEAR (1)	$979,257,926	$1,580,101,306	$596,730,267	$651,132,982	$6,017,103	$9,963,054	$11,631,591	$12,032,881	$5,989,513

SHARES OF BENEFICIAL INTEREST:
Shares sold	21,400,000	38,200,000	700,000	1,600,000	300,000	100,000	600,000	700,000	100,000
Shares redeemed	(34,500,000)	(37,300,000)	(2,000,000)	(2,200,000)	—	(200,000)	—	(500,000)	(100,000)

Net increase (decrease)	(13,100,000)	900,000	(1,300,000)	(600,000)	300,000	(100,000)	600,000	200,000	—

(1) Including undistributed (distribution in excess of) net investment income	$(451,182)	$—	$3,064,365	$492,380	$18,691	$50,237	$(16,153)	$5,406	$1,943

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Intermediate Term Treasury ETF		SPDR Barclays Long Term Treasury ETF		SPDR Barclays Short Term Corporate Bond ETF		SPDR Barclays Intermediate Term Corporate Bond ETF		SPDR Barclays Long Term Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,895,465	$2,619,585	$1,567,175	$1,394,936	$36,808,365	$22,359,132	$11,836,924	$10,105,732	$4,431,139	$5,363,381
Net realized gain (loss) on investments	2,779,272	2,581,952	(4,062,125)	611,977	14,064,599	4,429,883	3,942,603	1,777,901	(1,474,159)	3,740,462
Net change in unrealized appreciation (depreciation) on investments	(2,357,909)	(6,376,910)	5,615,967	(9,686,705)	14,116,037	(3,050,487)	7,784,626	(8,365,851)	8,874,458	(11,175,785)

Net increase (decrease) in net assets resulting from operations	2,316,828	(1,175,373)	3,121,017	(7,679,792)	64,989,001	23,738,528	23,564,153	3,517,782	11,831,438	(2,071,942)

Net equalization credits and charges (Note 2)	(19,960)	(21,896)	30,894	(9,613)	335,416	1,083,216	32,783	158,873	98,016	31,086

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,933,493)	(2,652,428)	(1,525,778)	(1,385,168)	(36,720,760)	(21,910,394)	(11,789,727)	(10,090,627)	(4,344,257)	(5,346,001)
Net realized gains	(127,746)	(799,563)	—	—	(5,494,878)	(1,495,862)	(971,375)	(676,058)	—	(417,976)

Total distributions to shareholders	(2,061,239)	(3,451,991)	(1,525,778)	(1,385,168)	(42,215,638)	(23,406,256)	(12,761,102)	(10,766,685)	(4,344,257)	(5,763,977)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	136,228,366	12,035,683	64,286,679	127,080,513	1,522,550,904	1,833,689,644	165,894,221	141,820,987	86,430,733	85,345,639
Cost of shares redeemed	(142,263,646)	(30,612,894)	(37,580,878)	(124,951,127)	(1,037,275,397)	—	(119,031,286)	(16,981,306)	(29,490,191)	(68,730,920)
Net income equalization (Note 2)	19,960	21,896	(30,894)	9,613	(335,416)	(1,083,216)	(32,783)	(158,873)	(98,016)	(31,086)
Other capital (Note 4)	236	—	—	—	73,329	609,624	6,946	162,296	142,990	645,618

Net increase (decrease) in net assets from beneficial interest transactions	(6,015,084)	(18,555,315)	26,674,907	2,138,999	485,013,420	1,833,216,052	46,837,098	124,843,104	56,985,516	17,229,251

Net increase (decrease) in net assets during the year	(5,779,455)	(23,204,575)	28,301,040	(6,935,574)	508,122,199	1,834,631,540	57,672,932	117,753,074	64,570,713	9,424,418
Net assets at beginning of year	173,011,866	196,216,441	57,908,427	64,844,001	2,940,063,807	1,105,432,267	399,040,595	281,287,521	97,258,144	87,833,726

NET ASSETS END OF YEAR (1)	$167,232,411	$173,011,866	$86,209,467	$57,908,427	$3,448,186,006	$2,940,063,807	$456,713,527	$399,040,595	$161,828,857	$97,258,144

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,300,000	200,000	1,000,000	1,800,000	49,600,000	59,900,000	4,900,000	4,100,000	2,200,000	2,100,000
Shares redeemed	(2,400,000)	(500,000)	(600,000)	(1,800,000)	(33,800,000)	—	(3,500,000)	(500,000)	(800,000)	(1,700,000)

Net increase (decrease)	(100,000)	(300,000)	400,000	—	15,800,000	59,900,000	1,400,000	3,600,000	1,400,000	400,000

(1) Including undistributed (distribution in excess of) net investment income	$5,428	$43,456	$63,025	$21,628	$1,422,345	$1,334,740	$328,896	$281,699	$288,116	$201,234

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Issuer Scored Corporate Bond ETF		SPDR Barclays Convertible Securities ETF		SPDR Barclays Mortgage Backed Bond ETF		SPDR Barclays Aggregate Bond ETF		SPDR Nuveen Barclays Municipal Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,025,680	$1,020,460	$(44,418)	$(4,550,862)	$2,049,666	$155,227	$16,066,622	$10,717,489	$25,099,235	$32,672,558
Net realized gain (loss) on investments	(215,310)	118,578	136,868,421	26,165,718	1,136,394	(104,365)	(391,981)	330,133	51,432	24,538,256
Net change in unrealized appreciation (depreciation) on investments	1,231,715	(1,155,062)	254,679,529	124,134,495	1,977,756	(455,670)	13,554,540	(18,674,265)	32,687,952	(71,079,038)

Net increase (decrease) in net assets resulting from operations	2,042,085	(16,024)	391,503,532	145,749,351	5,163,816	(404,808)	29,229,181	(7,626,643)	57,838,619	(13,868,224)

Net equalization credits and charges (Note 2)	(1,505)	26,174	5,988,503	7,404,806	40,688	(1,301)	64,851	36,688	(51,312)	6,324

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,036,269)	(1,008,703)	(67,045,577)	(37,958,963)	(1,801,846)	(168,448)	(15,721,898)	(10,568,927)	(25,227,151)	(32,677,132)
Net realized gains	(67,805)	(89,607)	—	—	(25,684)	(628,923)	—	(3,313,336)	(5,674,600)	(13,923,826)

Total distributions to shareholders	(1,104,074)	(1,098,310)	(67,045,577)	(37,958,963)	(1,827,530)	(797,371)	(15,721,898)	(13,882,263)	(30,901,751)	(46,600,958)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,204,201	12,966,104	1,312,239,663	388,904,627	114,898,925	16,419,476	204,956,721	105,362,471	254,000,051	241,983,448
Cost of shares redeemed	(6,222,284)	—	—	(55,121,525)	(16,166,365)	(30,035,591)	(153,186,276)	(11,564,443)	(330,876,658)	(233,647,898)
Net income equalization (Note 2)	1,505	(26,174)	(5,988,503)	(7,404,806)	(40,688)	1,301	(64,851)	(36,688)	51,312	(6,324)
Other capital (Note 4)	24,905	71,314	396,045	105,488	65,532	23,228	202,326	104,868	29,175	666,493

Net increase (decrease) in net assets from beneficial interest transactions	(2,991,673)	13,011,244	1,306,647,205	326,483,784	98,757,404	(13,591,586)	51,907,920	93,866,208	(76,796,120)	8,995,719

Net increase (decrease) in net assets during the year	(2,055,167)	11,923,084	1,637,093,663	441,678,978	102,134,378	(14,795,066)	65,480,054	72,393,990	(49,910,564)	(51,467,139)
Net assets at beginning of year	34,340,100	22,417,016	1,225,259,315	783,580,337	23,950,543	38,745,609	669,828,925	597,434,935	1,084,129,225	1,135,596,364

NET ASSETS END OF YEAR (1)	$32,284,933	$34,340,100	$2,862,352,978	$1,225,259,315	$126,084,921	$23,950,543	$735,308,979	$669,828,925	$1,034,218,661	$1,084,129,225

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	400,000	28,100,000	9,400,000	4,300,000	600,000	3,600,000	1,800,000	10,900,000	9,900,000
Shares redeemed	(200,000)	—	—	(1,400,000)	(600,000)	(1,100,000)	(2,700,000)	(200,000)	(14,400,000)	(9,800,000)

Net increase (decrease)	(100,000)	400,000	28,100,000	8,000,000	3,700,000	(500,000)	900,000	1,600,000	(3,500,000)	100,000

(1) Including undistributed (distribution in excess of) net investment income	$62,482	$73,071	$15,881,082	$13,063,790	$(59,825)	$(9,069)	$(43,866)	$(36,566)	$683,791	$960,116

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays California Municipal Bond ETF		SPDR Nuveen Barclays New York Municipal Bond ETF		SPDR Nuveen Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P VRDO Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,119,439	$2,922,071	$718,026	$870,669	$19,415,925	$18,251,051	$(7,007)	$10,885	$10,553,866	$8,973,847
Net realized gain (loss) on investments	(273,471)	3,370,702	(92,739)	717,536	4,917,265	4,467,399	—	—	(5,046,651)	(673,544)
Net change in unrealized appreciation (depreciation) on investments	3,691,581	(7,641,015)	957,681	(2,034,022)	22,392,600	(30,470,049)	—	—	10,570,284	(10,334,158)

Net increase (decrease) in net assets resulting from operations	5,537,549	(1,348,242)	1,582,968	(445,817)	46,725,790	(7,751,599)	(7,007)	10,885	16,077,499	(2,033,855)

Net equalization credits and charges (Note 2)	(27,554)	29,089	(9,608)	5,972	85,961	144,188	2,403	(91)	177,983	216,228

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,182,035)	(2,885,921)	(725,254)	(875,320)	(19,329,099)	(18,398,627)	—	(13,006)	(10,191,431)	(8,279,766)
Net realized gains	(2,109,629)	(2,219,662)	(661,510)	(215,588)	—	(3,057,836)	—	—	—	(258,139)

Total distributions to shareholders	(4,291,664)	(5,105,583)	(1,386,764)	(1,090,908)	(19,329,099)	(21,456,463)	—	(13,006)	(10,191,431)	(8,537,905)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,301,989	27,062,610	—	4,828,640	366,153,354	543,125,394	—	3,001,108	115,212,325	139,339,945
Cost of shares redeemed	(29,376,255)	(4,877,035)	(6,742,302)	—	(101,760,760)	(126,074,404)	(9,000,973)	(3,001,199)	(64,057,310)	(5,405,842)
Net income equalization (Note 2)	27,554	(29,089)	9,608	(5,972)	(85,961)	(144,188)	(2,403)	91	(177,983)	(216,228)
Other capital (Note 4)	1,151	13,240	—	397	80,460	317,915	—	—	24,902	41,192

Net increase (decrease) in net assets from beneficial interest transactions	(27,045,561)	22,169,726	(6,732,694)	4,823,065	264,387,093	417,224,717	(9,003,376)	—	51,001,934	133,759,067

Net increase (decrease) in net assets during the year	(25,827,230)	15,744,990	(6,546,098)	3,292,312	291,869,745	388,160,843	(9,007,980)	(2,212)	57,065,985	123,403,535
Net assets at beginning of year	100,938,271	85,193,281	31,849,317	28,557,005	1,927,465,263	1,539,304,420	15,005,443	15,007,655	218,686,459	95,282,924

NET ASSETS END OF YEAR (1)	$75,111,041	$100,938,271	$25,303,219	$31,849,317	$2,219,335,008	$1,927,465,263	$5,997,463	$15,005,443	$275,752,444	$218,686,459

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,100,000	—	200,000	15,100,000	22,300,000	—	100,000	2,100,000	2,400,000
Shares redeemed	(1,300,000)	(200,000)	(300,000)	—	(4,200,000)	(5,200,000)	(300,000)	(100,000)	(1,200,000)	(100,000)

Net increase (decrease)	(1,200,000)	900,000	(300,000)	200,000	10,900,000	17,100,000	(300,000)	—	900,000	2,300,000

(1) Including undistributed (distribution in excess of) net investment income	$82,376	$126,535	$38,443	$46,348	$332,129	$251,325	$—	$—	$854,889	$584,043

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays Build America Bond ETF		SPDR DB International Government Inflation-Protected Bond ETF		SPDR Barclays Short Term International Treasury Bond ETF		SPDR Barclays International Treasury Bond ETF		SPDR Barclays International Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,332,200	$4,605,401	$34,199,633	$44,105,953	$2,063,118	$2,497,410	$42,906,405	$41,415,053	$4,206,812	$2,597,544
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(860,040)	3,695,125	6,275,369	4,924,725	(2,109,266)	(3,544,531)	9,935,552	8,197,136	1,946,742	(811,391)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and forward foreign currency	4,177,595	(9,841,679)	64,683,076	(42,972,850)	12,226,536	(5,788,546)	133,752,195	(107,944,775)	18,606,019	1,015,570

Net increase (decrease) in net assets resulting from operations	5,649,755	(1,541,153)	105,158,078	6,057,828	12,180,388	(6,835,667)	186,594,152	(58,332,586)	24,759,573	2,801,723

Net equalization credits and charges (Note 2)	(105,640)	(54,964)	—	—	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,384,710)	(4,589,174)	(24,644,825)	(37,538,567)	—	(24,010)	(32,228,075)	(39,471,583)	(3,912,809)	(1,351,862)
Net realized gains	—	—	(521,587)	—	(207,285)	—	(447,216)	—	(122,648)	(77,543)
Return of capital	—	—	—	(13,812,498)	—	—	—	—	—	—

Total distributions to shareholders	(2,384,710)	(4,589,174)	(25,166,412)	(51,351,065)	(207,285)	(24,010)	(32,675,291)	(39,471,583)	(4,035,457)	(1,429,405)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,748,689	36,808,741	—	352,979,858	71,583,584	39,678,570	521,827,472	397,087,440	142,798,224	125,408,528
Cost of shares redeemed	(44,916,159)	(54,453,186)	(284,367,754)	(421,041,557)	(21,476,137)	(46,879,490)	(140,459,545)	(271,280,364)	(31,890,984)	(13,796,244)
Net income equalization (Note 2)	105,640	54,964	—	—	—	—	—	—	—	—
Other capital (Note 4)	5,212	190,332	853,103	2,322,064	46,404	16,675	297,807	437,716	356,953	302,961

Net increase (decrease) in net assets from beneficial interest transactions	(39,056,618)	(17,399,149)	(283,514,651)	(65,739,635)	50,153,851	(7,184,245)	381,665,734	126,244,792	111,264,193	111,915,245

Contribution from Custodian	—	—	—	—	—	—	—	—	—	82,000

Net increase (decrease) in net assets during the year	(35,897,213)	(23,584,440)	(203,522,985)	(111,032,872)	62,126,954	(14,043,922)	535,584,595	28,440,623	131,988,309	113,369,563
Net assets at beginning of year	78,493,240	102,077,680	1,162,731,444	1,273,764,316	211,479,173	225,523,095	1,891,366,092	1,862,925,469	184,513,415	71,143,852

NET ASSETS END OF YEAR (1)	$42,596,027	$78,493,240	$959,208,459	$1,162,731,444	$273,606,127	$211,479,173	$2,426,950,687	$1,891,366,092	$316,501,724	$184,513,415

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	600,000	—	5,600,000	2,000,000	1,100,000	8,800,000	6,700,000	3,900,000	3,600,000
Shares redeemed	(800,000)	(900,000)	(4,800,000)	(6,900,000)	(600,000)	(1,300,000)	(2,400,000)	(4,600,000)	(900,000)	(400,000)

Net increase (decrease)	(700,000)	(300,000)	(4,800,000)	(1,300,000)	1,400,000	(200,000)	6,400,000	2,100,000	3,000,000	3,200,000

(1) Including undistributed (distribution in excess of) net investment income	$124,242	$176,752	$(1,656,437)	$(6,458,557)	$(1,244,948)	$(1,638,740)	$(1,954,395)	$(4,006,060)	$1,124,372	$225,663

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Emerging Markets Local Bond ETF		SPDR Barclays International High Yield Bond ETF	SPDR Barclays High Yield Bond ETF		SPDR Barclays Short Term High Yield Bond ETF		SPDR Barclays Investment Grade Floating Rate ETF
			For the Period
	Year Ended	Year Ended	3/12/14*-	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/14	6/30/13	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,761,800	$8,973,764	$619,410	$570,688,757	$757,794,799	$156,381,556	$40,699,435	$1,593,504	$189,611
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(7,221,339)	(4,107,450)	13,404	122,706,144	365,727,635	1,674,440	3,608,680	29,602	129
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and forward foreign currency	5,970,436	505,158	502,941	382,640,072	(188,864,242)	54,512,913	(24,235,077)	1,286,690	(9,114)

Net increase in net assets resulting from operations	5,510,897	5,371,472	1,135,755	1,076,034,973	934,658,192	212,568,909	20,073,038	2,909,796	180,626

Net equalization credits and charges (Note 2)	—	—	—	694,550	(1,909,192)	6,508,581	3,184,997	77,123	13,937

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,855,787)	(8,332,142)	(399,848)	(574,768,687)	(772,744,973)	(151,434,542)	(38,659,229)	(1,527,688)	(190,013)
Net realized gains	—	(54,938)	—	(245,022)	—	(215,824)	—	(1,323)	—
Return of capital	—	(449,997)	—	—	—	—	—	—	—

Total distributions to shareholders	(2,855,787)	(8,837,077)	(399,848)	(575,013,709)	(772,744,973)	(151,650,366)	(38,659,229)	(1,529,011)	(190,013)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	89,030,709	69,944,033	50,004,983	5,826,757,229	6,983,108,084	3,075,099,025	1,442,024,701	357,032,623	33,539,276
Cost of shares redeemed	(99,136,699)	(157,245,676)	(7,500,031)	(5,866,343,455)	(8,633,195,303)	(144,192,242)	(208,965,797)	(15,289,816)	—
Net income equalization (Note 2)	—	—	—	(694,550)	1,909,192	(6,508,581)	(3,184,997)	(77,123)	(13,937)
Other capital (Note 4)	410,398	792,296	165,125	924,232	7,669,981	222,052	866,218	137,152	26,750

Net increase (decrease) in net assets from beneficial interest transactions	(9,695,592)	(86,509,347)	42,670,077	(39,356,544)	(1,640,508,046)	2,924,620,254	1,230,740,125	341,802,836	33,552,089

Net increase (decrease) in net assets during the year	(7,040,482)	(89,974,952)	43,405,984	462,359,270	(1,480,504,019)	2,992,047,378	1,215,338,931	343,260,744	33,556,639
Net assets at beginning of year	107,054,567	197,029,519	—	9,300,030,727	10,780,534,746	1,349,304,501	133,965,570	42,654,646	9,098,007

NET ASSETS END OF YEAR (1)	$100,014,085	$107,054,567	$43,405,984	$9,762,389,997	$9,300,030,727	$4,341,351,879	$1,349,304,501	$385,915,390	$42,654,646

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,000,000	2,200,000	2,000,000	144,250,000	173,000,000	100,500,000	47,300,000	11,700,000	1,100,000
Shares redeemed	(3,400,000)	(5,000,000)	(300,000)	(145,000,000)	(213,050,000)	(4,700,000)	(6,900,000)	(500,000)	—

Net increase (decrease)	(400,000)	(2,800,000)	1,700,000	(750,000)	(40,050,000)	95,800,000	40,400,000	11,200,000	1,100,000

(1) Including undistributed (distribution in excess of) net investment income	$(2,230,227)	$(1,094,351)	$200,851	$—	$4,916,815	$6,934,020	$1,781,914	$77,189	$11,373

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF		SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/14	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$709,645	$650,299	$1,118,804	$609,704
Net realized gain (loss) on investments	(125,088)	162,302	71,916	96,621
Net change in unrealized appreciation (depreciation) on investments	934,161	(539,367)	1,363,931	(553,457)

Net increase in net assets resulting from operations	1,518,718	273,234	2,554,651	152,868

Net equalization credits and charges (Note 2)	4,325	—	(1,914)	36,304

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(693,206)	(611,134)	(1,099,400)	(580,253)
Net realized gains	(162,306)	—	(99,621)	—

Total distributions to shareholders	(855,512)	(611,134)	(1,199,021)	(580,253)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,980,808	—	7,661,716	13,037,325
Cost of shares redeemed	—	—	(2,577,912)	—
Net income equalization (Note 2)	(4,325)	—	1,914	(36,304)
Other capital (Note 4)	29,904	—	25,653	65,187

Net increase (decrease) in net assets from beneficial interest transactions	6,006,387	—	5,111,371	13,066,208

Net increase (decrease) in net assets during the year	6,673,918	(337,900)	6,465,087	12,675,127
Net assets at beginning of year	14,702,869	15,040,769	22,769,900	10,094,773

NET ASSETS END OF YEAR (1)	$21,376,787	$14,702,869	$29,234,987	$22,769,900

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	—	300,000	500,000
Shares redeemed	—	—	(100,000)	—

Net increase (decrease)	200,000	—	200,000	500,000

(1) Including undistributed (distribution in excess of) net investment income	$72,259	$55,820	$55,745	$38,591

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

													SPDR
													Barclays
													0-5
													Year
	SPDR Barclays 1-3 Month T-Bill ETF							SPDR Barclays TIPS ETF					TIPS ETF		SPDR Barclays 1-10 Year TIPS ETF
													For the				For the
													Period				Period
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	2/26/14*-		Year Ended		5/29/13*-
	6/30/14	6/30/13	6/30/12	6/30/11		6/30/10		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14		6/30/14		6/30/13

Net asset value, beginning of period	$45.80	$45.82	$45.85	$45.85		$45.86		$55.65	$59.59	$54.76	$52.74	$49.74	$20.00		$19.39		$20.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.04)	(0.02)	(0.04)	0.00	(2)	0.00	(2)	1.00	0.60	1.53	2.21	1.78	0.22		0.21		(0.03)
Net realized and unrealized gain (loss) (3)	(0.04)	0.01	0.01	0.00	(2)	0.00	(2)	1.51	(3.72)	4.93	1.70	2.78	0.02		0.45		(0.58)

Total from investment operations	(0.08)	(0.01)	(0.03)	0.00	(2)	0.00	(2)	2.51	(3.12)	6.46	3.91	4.56	0.24		0.66		(0.61)

Net equalization credits and charges (1)	0.04	(0.01)	0.00 (2)	0.00	(2)	0.00	(2)	(0.01)	0.01	0.05	0.01	0.01	—		(0.00	)(2)	(0.00	)(2)

Other capital (1)	—	—	—	—		—		—	—	0.00 (2)	—	—	—		—		—

Distributions to shareholders from:
Net investment income	—	—	0.00 (2)	—		0.00	(2)	(0.77)	(0.83)	(1.68)	(1.90)	(1.57)	(0.18)		(0.12)		—
Net realized gains	—	—	—	—		0.00	(2)	—	—	—	—	—	—		—		—

Return of capital	—	—	—	—		(0.01)		—	—	—	—	—	—		—		—

Total distributions	—	—	—	—		(0.01)		(0.77)	(0.83)	(1.68)	(1.90)	(1.57)	(0.18)		(0.12)		—

Net asset value, end of period	$45.76	$45.80	$45.82	$45.85		$45.85		$57.38	$55.65	$59.59	$54.76	$52.74	$20.06		$19.93		$19.39

Total return (4)	(0.09)%	(0.04)%	(0.08)%	0.01%		0.00	%(5)	4.52%	(5.32)%	12.03%	7.55%	9.33%	1.18%		3.42%		(3.07)%
Net assets, end of period (in 000’s)	$979,258	$1,580,101	$1,539,512	$1,008,816		$1,054,532		$596,730	$651,133	$732,984	$438,091	$379,749	$6,017		$9,963		$11,632
Ratio of expenses to average net assets	0.14%	0.14%	0.14%	0.15%		0.14%		0.19%	0.19%	0.19%	0.20%	0.19%	0.15	%(6)	0.15%		0.15	%(6)
Ratio of net investment income (loss) to average net assets	(0.09)%	(0.05)%	(0.09)%	0.00	%(5)	0.00	%(5)	1.79%	1.00%	2.62%	4.12%	3.48%	3.21	%(6)	1.06%		(1.85	)%(6)
Portfolio turnover rate (7)	577%	584%	619%	628%		623%		20%	20%	23%	21%	18%	10%		24%		1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005% per share.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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369

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term Treasury ETF					SPDR Barclays Intermediate Term Treasury ETF					SPDR Barclays Long Term Treasury ETF
				For the
				Period
	Year Ended		Year Ended	11/30/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14		6/30/13	6/30/12		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$29.95		$30.10	$30.00		$59.66	$61.31	$59.42	$59.19	$57.22	$64.34	$72.05	$56.22	$59.15	$55.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.17		0.12	0.06		0.69	0.90	1.07	1.17	1.19	1.86	1.75	1.92	2.17	2.20
Net realized and unrealized gain (loss) (2)	0.13		(0.15)	0.09		0.14	(1.34)	2.07	0.37	2.02	1.91	(7.70)	15.76	(2.94)	4.06

Total from investment operations	0.30		(0.03)	0.15		0.83	(0.44)	3.14	1.54	3.21	3.77	(5.95)	17.68	(0.77)	6.26

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	—		(0.01)	(0.01)	(0.01)	(0.01)	0.03	0.04	(0.01)	0.14	0.01	0.08

Other capital (1)	—		—	—		0.00 (3)	—	0.00 (3)	0.00 (3)	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.17)		(0.12)	(0.05)		(0.71)	(0.91)	(1.08)	(1.18)	(1.19)	(1.84)	(1.75)	(1.99)	(2.17)	(2.19)
Net realized gains	(0.00	)(3)	—	—		(0.05)	(0.29)	(0.16)	(0.12)	(0.08)	—	—	—	—	—

Total distributions	(0.17)		(0.12)	(0.05)		(0.76)	(1.20)	(1.24)	(1.30)	(1.27)	(1.84)	(1.75)	(1.99)	(2.17)	(2.19)

Net asset value, end of period	$30.08		$29.95	$30.10		$59.72	$59.66	$61.31	$59.42	$59.19	$66.31	$64.34	$72.05	$56.22	$59.15

Total return (4)	1.00%		(0.10)%	0.49%		1.39%	(0.77)%	5.30%	2.62%	5.73%	6.16%	(8.44)%	32.03%	(1.24)%	11.93%
Net assets, end of period (in 000’s)	$12,033		$5,990	$6,019		$167,232	$173,012	$196,216	$213,929	$242,703	$86,209	$57,908	$64,844	$22,488	$23,661
Ratio of expenses to average net assets	0.12%		0.12%	0.12	%(5)	0.14%	0.14%	0.14%	0.16%	0.14%	0.14%	0.14%	0.14%	0.15%	0.14%
Ratio of net investment income (loss) to average net assets	0.57%		0.39%	0.34	%(5)	1.16%	1.48%	1.75%	1.98%	2.06%	2.95%	2.49%	2.85%	3.79%	4.01%
Portfolio turnover rate (6)	40%		38%	24%		32%	32%	35%	33%	39%	24%	20%	22%	26%	54%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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371

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term Corporate Bond ETF						SPDR Barclays Intermediate Term Corporate Bond ETF					SPDR Barclays Long Term Corporate Bond ETF
					For the
					Period
	Year Ended	Year Ended	Year Ended	Year Ended	12/16/09*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$30.53	$30.37	$30.44	$29.98	$30.00		$33.53	$33.89	$33.03	$32.50	$30.39	$37.41	$39.92	$35.55	$36.57	$33.31

Income (loss) from investment operations:
Net investment income (loss) (1)	0.36	0.40	0.49	0.56	0.31		0.92	1.00	1.12	1.14	1.31	1.79	1.81	1.92	2.00	2.07
Net realized and unrealized gain (loss) (2)	0.29	0.17	(0.06)	0.48	(0.17)		0.89	(0.31)	0.92	0.66	2.13	2.96	(2.60)	4.10	(0.22)	3.30

Total from investment operations	0.65	0.57	0.43	1.04	0.14		1.81	0.69	2.04	1.80	3.44	4.75	(0.79)	6.02	1.78	5.37

Net equalization credits and charges (1)	0.00 (3)	0.02	0.02	0.01	0.04		0.00 (3)	0.02	0.02	0.03	0.09	0.04	0.01	0.07	0.02	0.06

Other capital (1)	0.00 (3)	0.01	0.04	0.00 (3)	0.06		0.00 (3)	0.02	0.02	0.00 (3)	0.00 (3)	0.06	0.22	0.20	0.02	—

Distributions to shareholders from:
Net investment income	(0.36)	(0.41)	(0.50)	(0.56)	(0.26)		(0.92)	(1.02)	(1.12)	(1.15)	(1.38)	(1.80)	(1.82)	(1.92)	(2.01)	(2.09)
Net realized gains	(0.06)	(0.03)	(0.06)	(0.03)	—		(0.08)	(0.07)	(0.10)	(0.15)	(0.04)	—	(0.13)	—	(0.83)	(0.08)

Total distributions	(0.42)	(0.44)	(0.56)	(0.59)	(0.26)		(1.00)	(1.09)	(1.22)	(1.30)	(1.42)	(1.80)	(1.95)	(1.92)	(2.84)	(2.17)

Net asset value, end of period	$30.76	$30.53	$30.37	$30.44	$29.98		$34.34	$33.53	$33.89	$33.03	$32.50	$40.46	$37.41	$39.92	$35.55	$36.57

Total return (4)	2.14%	1.99%	1.63%	3.60%	0.79%		5.47%	2.10%	6.41%	5.72%	11.85%	13.44%	(1.74)%	18.04%	5.20%	16.76%
Net assets, end of period (in 000’s)	$3,448,186	$2,940,064	$1,105,432	$337,925	$161,898		$456,714	$399,041	$281,288	$191,565	$113,747	$161,829	$97,258	$87,834	$35,553	$32,909
Ratio of expenses to average net assets	0.13%	0.13%	0.13%	0.13%	0.13	%(5)	0.15%	0.15%	0.15%	0.16%	0.15%	0.15%	0.15%	0.15%	0.17%	0.15%
Ratio of net investment income (loss) to average net assets	1.18%	1.30%	1.61%	1.83%	1.94	%(5)	2.72%	2.89%	3.34%	3.45%	4.13%	4.69%	4.42%	4.97%	5.49%	5.85%
Portfolio turnover rate (6)	43%	46%	50%	46%	23%		13%	16%	15%	37%	42%	8%	24%	21%	58%	42%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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373

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Issuer Scored Corporate Bond ETF						SPDR Barclays Convertible Securities ETF							SPDR Barclays Mortgage Backed Bond ETF
					For the
					Period
	Year Ended		Year Ended	Year Ended	4/6/11*-		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	6/30/14		6/30/13	6/30/12	6/30/11		6/30/14		6/30/13	6/30/12		6/30/11	6/30/10	6/30/14	6/30/13		6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$31.22		$32.02	$30.52	$30.00		$42.54		$37.67	$41.55		$36.06	$31.65	$26.61	$27.68		$27.35	$27.36	$26.26

Income (loss) from investment operations:
Net investment income (loss) (1)	1.08		1.08	1.11	0.24		(0.00	)(3)	(0.19)	0.37		0.68	1.43	0.53	0.11		0.41	0.48	0.68
Net realized and unrealized gain (loss) (2)	1.11		(0.81)	1.40	0.32		9.20		6.39	(2.45)		6.52	4.78	0.69	(0.62)		0.85	0.50	1.29

Total from investment operations	2.19		0.27	2.51	0.56		9.20		6.20	(2.08)		7.20	6.21	1.22	(0.51)		1.26	0.98	1.97

Net equalization credits and charges (1)	(0.00	)(3)	0.03	0.01	—		0.14		0.31	(0.00	)(3)	0.04	0.05	0.01	(0.00	)(3)	0.00 (3)	0.02	0.07

Other capital (1)	0.03		0.08	0.09	0.11		0.01		0.00 (3)	0.01		0.00 (3)	0.02	0.02	0.02		0.02	0.06	0.10

Distributions to shareholders from:
Net investment income	(1.08)		(1.08)	(1.11)	(0.15)		(1.59)		(1.64)	(1.29)		(1.63)	(1.76)	(0.44)	(0.13)		(0.43)	(0.51)	(0.73)
Net realized gains	(0.08)		(0.10)	—	—		—		—	(0.52)		(0.12)	(0.11)	(0.01)	(0.45)		(0.52)	(0.56)	(0.31)

Total distributions	(1.16)		(1.18)	(1.11)	(0.15)		(1.59)		(1.64)	(1.81)		(1.75)	(1.87)	(0.45)	(0.58)		(0.95)	(1.07)	(1.04)

Net asset value, end of period	$32.28		$31.22	$32.02	$30.52		$50.30		$42.54	$37.67		$41.55	$36.06	$27.41	$26.61		$27.68	$27.35	$27.36

Total return (4)	7.28%		1.11%	8.72%	2.23%		22.35%		17.57%	(4.89)%		20.38%	19.92%	4.75%	(1.80)%		4.82%	3.88%	8.31%
Net assets, end of period (in 000’s)	$32,285		$34,340	$22,417	$12,208		$2,862,353		$1,225,259	$783,580		$926,572	$259,629	$126,085	$23,951		$38,746	$35,556	$27,362
Ratio of expenses to average net assets	0.16%		0.16%	0.16%	0.16	%(5)	0.40%		0.40%	0.40%		0.41%	0.40%	0.20%	0.20%		0.20%	0.21%	0.21%
Ratio of net investment income (loss) to average net assets	3.42%		3.34%	3.53%	3.42	%(5)	0.00%		(0.47)%	0.98%		1.68%	3.85%	1.96%	0.40%		1.47%	1.77%	2.55%
Portfolio turnover rate (6)	22%		11%	17%	6%		40%		34%	17%		33%	26%	379%	544%		1,489%	1,107%	897%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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375

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Aggregate Bond ETF					SPDR Nuveen Barclays Municipal Bond ETF						SPDR Nuveen Barclays California Municipal Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14		6/30/13	6/30/12	6/30/11	6/30/10	6/30/14		6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$56.76	$58.57	$56.40	$56.67	$54.47	$23.02		$24.16	$22.75	$22.94	$21.95	$22.94		$24.34	$22.19	$22.53	$21.25

Income (loss) from investment operations:
Net investment income (loss) (1)	1.34	0.97	1.26	1.55	1.85	0.59		0.65	0.74	0.79	0.85	0.60		0.70	0.87	0.87	0.96
Net realized and unrealized gain (loss) (2)	1.08	(1.52)	2.68	0.58	3.13	0.84		(0.87)	1.48	(0.05)	0.97	1.15		(0.87)	2.16	(0.19)	1.27

Total from investment operations	2.42	(0.55)	3.94	2.13	4.98	1.43		(0.22)	2.22	0.74	1.82	1.75		(0.17)	3.03	0.68	2.23

Net equalization credits and charges (1)	0.01	0.00 (3)	0.04	0.01	0.01	(0.00	)(3)	0.00 (3)	0.01	0.00 (3)	0.02	(0.01	)(3)	0.01	0.00 (3)	0.01	0.01

Other capital (1)	0.02	0.01	0.05	0.00 (3)	—	0.00	(3)	0.01	0.00 (3)	—	—	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(1.31)	(0.96)	(1.35)	(1.59)	(1.86)	(0.59)		(0.65)	(0.75)	(0.79)	(0.85)	(0.61)		(0.70)	(0.86)	(0.86)	(0.96)
Net realized gains	—	(0.31)	(0.51)	(0.82)	(0.93)	(0.14)		(0.28)	(0.07)	(0.14)	—	(0.60)		(0.54)	(0.02)	(0.17)	—

Total distributions	(1.31)	(1.27)	(1.86)	(2.41)	(2.79)	(0.73)		(0.93)	(0.82)	(0.93)	(0.85)	(1.21)		(1.24)	(0.88)	(1.03)	(0.96)

Net asset value, end of period	$57.90	$56.76	$58.57	$56.40	$56.67	$23.72		$23.02	$24.16	$22.75	$22.94	$23.47		$22.94	$24.34	$22.19	$22.53

Total return (4)	4.38%	(0.95)%	7.29%	3.83%	9.36%	6.41%		(1.01)%	9.95%	3.33%	8.50%	7.92%		(0.85)%	13.91%	3.23%	10.67%
Net assets, end of period (in 000’s)	$735,309	$669,829	$597,435	$259,438	$221,027	$1,034,219		$1,084,129	$1,135,596	$873,455	$952,260	$75,111		$100,938	$85,193	$73,226	$65,333
Ratio of expenses to average net assets	0.13%	0.13%	0.13%	0.15%	0.13%	0.23%		0.23%	0.23%	0.22%	0.20%	0.20%		0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets before waivers	0.19%	0.19%	0.19%	0.20%	0.19%	0.30%		0.30%	0.30%	0.30%	0.30%	0.20%		0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.35%	1.65%	2.17%	2.74%	3.33%	2.58%		2.69%	3.14%	3.46%	3.75%	2.63%		2.88%	3.68%	3.92%	4.32%
Portfolio turnover rate (5)	91%	165%	428%	310%	376%	28%		18%	17%	16%	9%	21%		40%	14%	29%	12%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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377

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays New York Municipal Bond ETF					SPDR Nuveen Barclays Short Term Municipal Bond ETF					SPDR Nuveen S&P VRDO Municipal Bond ETF
																For the
																Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	9/23/09*-
	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13		6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$22.75	$23.80	$22.34	$22.66	$21.49	$24.03	$24.39	$24.20	$24.08	$23.67	$30.01	$30.02		$30.03	$30.03	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.61	0.67	0.77	0.76	0.88	0.23	0.26	0.33	0.36	0.42	(0.02)	0.03		0.17	0.24	0.06
Net realized and unrealized gain (loss) (2)	0.86	(0.87)	1.46	(0.20)	1.16	0.33	(0.30)	0.23	0.19	0.41	(0.01)	(0.01)		—	—	—

Total from investment operations	1.47	(0.20)	2.23	0.56	2.04	0.56	(0.04)	0.56	0.55	0.83	(0.03)	0.02		0.17	0.24	0.06

Net equalization credits and charges (1)	(0.01)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.01	(0.00	)(3)	0.00 (3)	0.00 (3)	0.00	(3)

Other capital (1)	—	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	—	—		0.00 (3)	—	0.01

Distributions to shareholders from:
Net investment income	(0.61)	(0.68)	(0.77)	(0.76)	(0.88)	(0.23)	(0.27)	(0.33)	(0.36)	(0.44)	—	(0.03)		(0.18)	(0.24)	(0.04)
Net realized gains	(0.60)	(0.17)	—	(0.12)	—	—	(0.05)	(0.04)	(0.07)	—	—	—		—	—	—

Total distributions	(1.21)	(0.85)	(0.77)	(0.88)	(0.88)	(0.23)	(0.32)	(0.37)	(0.43)	(0.44)	—	(0.03)		(0.18)	(0.24)	(0.04)

Net asset value, end of period	$23.00	$22.75	$23.80	$22.34	$22.66	$24.36	$24.03	$24.39	$24.20	$24.08	$29.99	$30.01		$30.02	$30.03	$30.03

Total return (4)	6.72%	(1.01)%	10.10%	2.55%	9.66%	2.31%	(0.20)%	2.36%	2.33%	3.60%	(0.08)%	0.09%		0.55%	0.81%	0.23%
Net assets, end of period (in 000’s)	$25,303	$31,849	$28,557	$24,575	$24,926	$2,219,335	$1,927,465	$1,539,304	$1,299,603	$1,252,378	$5,997	$15,005		$15,008	$9,010	$15,013
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%		0.21%	0.21%	0.21	%(5)
Ratio of net investment income (loss) to average net assets	2.69%	2.77%	3.30%	3.40%	3.92%	0.93%	1.07%	1.34%	1.49%	1.77%	(0.08)%	0.09%		0.50%	0.80%	0.26	%(5)
Portfolio turnover rate (6)	32%	36%	24%	37%	9%	17%	20%	23%	25%	14%	28%	110%		92%	77%	173%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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379

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P High Yield Municipal Bond ETF					SPDR Nuveen Barclays Build America Bond ETF						SPDR DB International Government Inflation-Protected Bond ETF
				For the						For the
				Period						Period
	Year Ended	Year Ended	Year Ended	4/13/11*-		Year Ended	Year Ended	Year Ended	Year Ended	5/12/10*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/14	6/30/13	6/30/12	6/30/11		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$54.67	$56.05	$52.25	$50.00		$56.07	$60.05	$50.97	$50.73	$50.00		$57.56	$59.24	$61.86	$52.18	$51.90

Income (loss) from investment operations:
Net investment income (loss) (1)	2.72	2.81	3.12	0.64		2.56	2.60	2.65	2.74	0.34		1.99	1.86	2.56	3.19	2.52
Net realized and unrealized gain (loss) (2)	1.47	(1.49)	3.70	1.96		4.90	(4.07)	8.92	0.16	0.49		4.20	(1.44)	(3.10)	7.90	(1.96)

Total from investment operations	4.19	1.32	6.82	2.60		7.46	(1.47)	11.57	2.90	0.83		6.19	0.42	(0.54)	11.09	0.56

Net equalization credits and charges (1)	0.05	0.07	0.10	—		(0.12)	(0.03)	0.18	0.06	—		—	—	—	—	0.35

Other capital (1)	0.01	0.01	0.01	—		0.01	0.11	0.04	0.02	—		0.05	0.10	0.05	0.09	0.17

Distributions to shareholders from:
Net investment income	(2.64)	(2.70)	(3.01)	(0.35)		(2.57)	(2.59)	(2.71)	(2.73)	(0.10)		(1.49)	(1.62)	(2.13)	(1.50)	(0.80)
Net realized gains	—	(0.08)	(0.12)	—		—	—	—	(0.01)	—		(0.03)	—	—	—	—

Return of capital	—	—	—	—		—	—	—	—	—		—	(0.58)	—	—	—

Total distributions	(2.64)	(2.78)	(3.13)	(0.35)		(2.57)	(2.59)	(2.71)	(2.74)	(0.10)		(1.52)	(2.20)	(2.13)	(1.50)	(0.80)

Net asset value, end of period	$56.28	$54.67	$56.05	$52.25		$60.85	$56.07	$60.05	$50.97	$50.73		$62.28	$57.56	$59.24	$61.86	$52.18

Total return (3)	8.16%	2.33%	13.71%	5.21%		13.60%	(2.60)%	23.52%	6.22%	1.67%		10.97%	0.67%	(0.69)%	21.61%	2.03%
Net assets, end of period (in 000’s)	$275,752	$218,686	$95,283	$47,025		$42,596	$78,493	$102,078	$30,583	$10,147		$959,208	$1,162,731	$1,273,764	$1,360,851	$850,501
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45	%(4)	0.35%	0.35%	0.35%	0.35%	0.36	%(4)	0.50%	0.50%	0.50%	0.52%	0.50%
Ratio of expenses to average net assets before waivers	0.50%	0.50%	0.50%	0.50	%(4)	0.35%	0.35%	0.35%	0.35%	0.36	%(4)	0.50%	0.50%	0.50%	0.52%	0.50%
Ratio of net investment income (loss) to average net assets	5.08%	4.84%	5.78%	5.86	%(4)	4.54%	4.24%	4.57%	5.54%	5.10	%(4)	3.35%	3.00%	4.32%	5.43%	4.60%
Portfolio turnover rate (5)	21%	7%	24%	33%		9%	46%	112%	58%	16%		19%	43%	40%	23%	40%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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381

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term International Treasury Bond ETF							SPDR Barclays International Treasury Bond ETF					SPDR Barclays International Corporate Bond ETF
																		For the
																		Period
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	5/19/10*-
	6/30/14	6/30/13		6/30/12	6/30/11	6/30/10		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13		6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$34.67	$35.80		$39.24	$33.73	$35.05		$56.29	$59.14	$61.84	$53.78	$54.19	$34.17	$32.34		$34.81	$29.97	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.30	0.40		0.54	0.51	0.46		1.20	1.29	1.39	1.42	1.48	0.64	0.77		0.97	0.93	0.07
Net realized and unrealized gain (loss) (2)	1.53	(1.53)		(2.73)	4.97	(1.41)		4.09	(2.93)	(1.79)	7.09	(1.48)	3.44	1.43		(2.85)	4.44	(0.14)

Total from investment operations	1.83	(1.13)		(2.19)	5.48	(0.95)		5.29	(1.64)	(0.40)	8.51	—	4.08	2.20		(1.88)	5.37	(0.07)

Net equalization credits and charges (1)	—	—		—	—	0.07		—	—	—	—	(0.08)	—	—		—	—	—

Other capital (1)	0.01	0.00	(3)	0.01	0.03	0.10		0.01	0.01	0.03	0.04	0.10	0.05	0.09		0.08	0.26	0.04

Distributions to shareholders from:
Net investment income	(0.00)	(0.00	)(3)	(1.26)	—	(0.54)		(0.91)	(1.22)	(2.33)	(0.49)	(0.43)	(0.60)	(0.46)		(0.67)	(0.78)	—
Net realized gains	(0.03)	—		—	—	—		(0.01)	—	—	—	—	(0.02)	(0.02)		—	(0.01)	—

Return of capital	—	—		—	—	(0.00	)(3)	—	—	—	—	—	—	—		—	—	—

Total distributions	(0.03)	—		(1.26)	—	(0.54)		(0.92)	(1.22)	(2.33)	(0.49)	(0.43)	(0.62)	(0.48)		(0.67)	(0.79)	—

Contribution from Custodian	—	—		—	—	—		—	—	—	—	—	—	0.02		—	—	—

Net asset value, end of period	$36.48	$34.67		$35.80	$39.24	$33.73		$60.67	$56.29	$59.14	$61.84	$53.78	$37.68	$34.17		$32.34	$34.81	$29.97

Total return (4)	5.32%	(3.14)%		(5.59)%	16.34%	(2.32)%		9.52%	(2.86)%	(0.58)%	15.95%	(0.01)%	12.32%	7.18	%(5)	(5.17)%	19.01%	(0.10)%
Net assets, end of period (in 000’s)	$273,606	$211,479		$225,523	$251,107	$134,928		$2,426,951	$1,891,366	$1,862,925	$1,583,074	$1,037,923	$316,502	$184,513		$71,144	$52,208	$5,993
Ratio of expenses to average net assets	0.35%	0.35%		0.35%	0.36%	0.35%		0.50%	0.50%	0.50%	0.52%	0.50%	0.55%	0.55%		0.55%	0.55%	0.55	%(6)
Ratio of net investment income (loss) to average net assets	0.84%	1.11%		1.47%	1.37%	1.30%		2.05%	2.16%	2.32%	2.41%	2.62%	1.77%	2.24%		2.95%	2.77%	2.16	%(6)
Portfolio turnover rate (7)	83%	71%		116%	85%	95%		40%	31%	38%	63%	80%	23%	37%		42%	21%	2%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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383

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

						SPDR
						Barclays
						International
						High
						Yield
	SPDR Barclays Emerging Markets Local Bond ETF					Bond ETF		SPDR Barclays High Yield Bond ETF						SPDR Barclays Short Term High Yield Bond ETF
				For the		For the										For the
				Period		Period										Period
	Year Ended	Year Ended	Year Ended	2/23/11*-		3/12/14*-		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/14/12*-
	6/30/14	6/30/13	6/30/12	6/30/11		6/30/14		6/30/14		6/30/13	6/30/12	6/30/11	6/30/10	6/30/14	6/30/13	6/30/12

Net asset value, beginning of period	$29.74	$30.79	$31.74	$30.00		$25.00		$39.53		$39.16	$39.88	$37.99	$34.30	$30.05	$29.77	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.51	1.57	1.57	0.55		0.36		2.38		2.59	2.85	3.25	4.16	1.59	1.75	0.56
Net realized and unrealized gain (loss) (2)	0.47	(1.13)	(2.55)	1.06		0.30		2.11		0.38	(0.53)	2.53	3.70	0.75	0.23	(0.60)

Total from investment operations	1.98	0.44	(0.98)	1.61		0.66		4.49		2.97	2.32	5.78	7.86	2.34	1.98	(0.04)

Net equalization credits and charges (1)	—	—	—	—		—		0.00	(3)	(0.01)	0.06	0.05	0.14	0.07	0.14	0.09

Other capital (1)	0.09	0.14	0.57	0.41		0.10		0.00	(3)	0.03	0.03	0.01	0.00 (3)	0.00 (3)	0.04	0.08

Distributions to shareholders from:
Net investment income	(0.56)	(1.54)	(0.54)	(0.28)		(0.23)		(2.39)		(2.62)	(2.87)	(3.34)	(4.31)	(1.58)	(1.88)	(0.36)
Net realized gains	—	(0.01)	—	—		—		(0.00	)(3)	—	(0.26)	(0.61)	—	(0.02)	—	—

Return of capital	—	(0.08)	—	—		—		—		—	—	—	—	—	—	—

Total distributions	(0.56)	(1.63)	(0.54)	(0.28)		(0.23)		(2.39)		(2.62)	(3.13)	(3.95)	(4.31)	(1.60)	(1.88)	(0.36)

Net asset value, end of period	$31.25	$29.74	$30.79	$31.74		$25.53		$41.63		$39.53	$39.16	$39.88	$37.99	$30.86	$30.05	$29.77

Total return (4)	6.77%	1.97%	(1.30)%	6.70%		3.07%		11.72%		7.70%	6.50%	15.87%	24.22%	8.21%	7.40%	0.44%
Net assets, end of period (in 000’s)	$100,014	$107,055	$197,030	$28,564		$43,406		$9,762,390		$9,300,031	$10,780,535	$6,915,538	$4,301,252	$4,341,352	$1,349,305	$133,966
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50	%(5)	0.40	%(5)	0.40%		0.40%	0.40%	0.41%	0.40%	0.40%	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	5.06%	4.93%	5.13%	5.01	%(5)	4.76	%(5)	5.86%		6.41%	7.38%	8.13%	10.96%	5.17%	5.75%	6.40	%(5)
Portfolio turnover rate (6)	69%	75%	18%	5%		26%		30%		49%	38%	40%	53%	44%	54%	16%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

384

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385

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Investment Grade Floating Rate ETF					SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF				SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
				For the				For the				For the
				Period				Period				Period
	Year Ended		Year Ended	11/30/11*-		Year Ended	Year Ended	6/18/12*-		Year Ended	Year Ended	6/18/12*-
	6/30/14		6/30/13	6/30/12		6/30/14	6/30/13	6/30/12		6/30/14	6/30/13	6/30/12

Net asset value, beginning of period	$30.47		$30.33	$30.00		$29.41	$30.08	$30.00		$25.30	$25.24	$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.16		0.33	0.30		1.32	1.30	0.06		1.03	1.05	0.05
Net realized and unrealized gain (loss) (2)	0.14		0.13	0.28		1.39	(0.75)	(0.20)		1.35	(0.16)	0.19

Total from investment operations	0.30		0.46	0.58		2.71	0.55	(0.14)		2.38	0.89	0.24

Net equalization credits and charges (1)	0.01		0.02	0.01		0.01	—	—		—	0.06	—

Other capital (1)	0.01		0.05	—		0.06	—	0.22		0.02	0.11	—

Distributions to shareholders from:
Net investment income	(0.16)		(0.39)	(0.26)		(1.33)	(1.22)	—		(1.03)	(1.00)	—
Net realized gains	(0.00	)(3)	0.00	—		(0.32)	—	—		(0.09)	—	—

Total distributions	(0.16)		(0.39)	(0.26)		(1.65)	(1.22)	—		(1.12)	(1.00)	—

Net asset value, end of period	$30.63		$30.47	$30.33		$30.54	$29.41	$30.08		$26.58	$25.30	$25.24

Total return (4)	1.06%		1.77%	1.95%		9.81%	1.63%	0.27%		9.76%	4.11%	0.95%
Net assets, end of period (in 000’s)	$385,915		$42,655	$9,098		$21,377	$14,703	$15,041		$29,235	$22,770	$10,095
Ratio of expenses to average net assets	0.15%		0.15%	0.15	%(5)	0.50%	0.50%	0.50	%(5)	0.30%	0.30%	0.30	%(5)
Ratio of expenses to average net assets before waivers	0.15%		0.15%	0.15	%(5)	0.50%	0.50%	0.50	%(5)	0.40%	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	0.51%		1.08%	1.68	%(5)	4.45%	4.15%	3.38	%(5)	4.00%	4.01%	3.64	%(5)
Portfolio turnover rate (6)	12%		11%	5%		18%	30%	6%		18%	20%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

386

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387

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2014

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2014, the Trust offered seventy-one (71) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund” collectively, the “Funds”). The financial statements herein relate to the following thirty-two (32) Funds: SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays 0-5 Year TIPS ETF, SPDR Barclays 1-10 Year TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other thirty-nine (39) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The fair value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight

388

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments which also includes a breakdown of a Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays 1-3 Month T-Bill ETF	$721,155	$978,544,330	$—	$979,265,485
SPDR Barclays TIPS ETF	10,332,512	593,945,750	—	604,278,262
SPDR Barclays 0-5 Year TIPS ETF	4,411	5,984,319	—	5,988,730
SPDR Barclays 1-10 Year TIPS ETF	273,733	9,920,960	—	10,194,693
SPDR Barclays Short Term Treasury ETF	1,652,120	11,963,163	—	13,615,283

389

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Intermediate Term Treasury ETF	$21,623,404	$166,022,687	$—	$187,646,091
SPDR Barclays Long Term Treasury ETF	10,145,259	85,393,534	—	95,538,793
SPDR Barclays Short Term Corporate Bond ETF	105,292,106	3,415,880,042	—	3,521,172,148
SPDR Barclays Intermediate Term Corporate Bond ETF	18,515,634	452,182,377	—	470,698,011
SPDR Barclays Long Term Corporate Bond ETF	3,861,882	159,915,915	—	163,777,797
SPDR Barclays Issuer Scored Corporate Bond ETF	3,713,047	31,838,480	—	35,551,527
SPDR Barclays Convertible Securities ETF	325,253,547	2,846,081,585	—	3,171,335,132
SPDR Barclays Mortgage Backed Bond ETF	75,608,342	125,411,504	—	201,019,846
SPDR Barclays Aggregate Bond ETF	130,976,073	729,566,751	—	860,542,824
SPDR Nuveen Barclays Municipal Bond ETF	2,982,916	1,026,777,716	—	1,029,760,632
SPDR Nuveen Barclays California Municipal Bond ETF	335,933	75,117,462	—	75,453,395
SPDR Nuveen Barclays New York Municipal Bond ETF	454,371	24,610,724	—	25,065,095
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,695,001	2,216,913,718	—	2,219,608,719
SPDR Nuveen S&P VRDO Municipal Bond ETF	27,745	5,970,000	—	5,997,745
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,453,283	272,309,550	—	273,762,833
SPDR Nuveen Barclays Build America Bond ETF	289,966	41,753,050	—	42,043,016
SPDR DB International Government Inflation-Protected Bond ETF	336,027	946,113,537	—	946,449,564
SPDR Barclays Short Term International Treasury Bond ETF	4,619,073	265,749,349	—	270,368,422
SPDR Barclays International Treasury Bond ETF	24,445,157	2,363,752,989	—	2,388,198,146
SPDR Barclays International Corporate Bond ETF	3,644,460	309,727,990	—	313,372,450
SPDR Barclays Emerging Markets Local Bond ETF	544,932	97,684,545	—	98,229,477
SPDR Barclays International High Yield Bond ETF	412,963	42,231,460	—	42,644,423
SPDR Barclays High Yield Bond ETF	895,935,812	9,574,599,375	—	10,470,535,187
SPDR Barclays Short Term High Yield Bond ETF	434,341,668	4,251,115,924	—	4,685,457,592
SPDR Barclays Investment Grade Floating Rate ETF	16,856,989	383,897,192	—	400,754,181
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,588,480	20,948,572	—	24,537,052
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,195,489	28,741,748	—	32,937,237

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR DB International Government Inflation-Protected Bond ETF	$—	$1,485	$—	$1,485
SPDR Barclays Short Term International Treasury Bond ETF	—	(27,141)	—	(27,141)
SPDR Barclays International Treasury Bond ETF	—	(154,497)	—	(154,497)

390

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays International Corporate Bond ETF	$—	$(6,985)	$—	$(6,985)
SPDR Barclays Emerging Markets Local Bond ETF	—	2,886	—	2,886

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels for the year ended June 30, 2014.

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Amortization of premium and accretion of market discount recorded for financial reporting purposes may not accord with a Fund’s elections for tax purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF and SPDR Barclays International High Yield Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

391

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of a Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2014 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$1,485	$—	$—	$—	$—	$1,485
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	3,701	—	—	—	—	3,701
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	9,493	—	—	—	—	9,493

(a)	Unrealized appreciation on forward currency contracts.

392

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

		Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	$—	$27,141	$—	$—	$—	$—	$27,141
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	154,497	—	—	—	—	154,497
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	10,686	—	—	—	—	10,686
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	6,607	—	—	—	—	6,607

(a)	Unrealized depreciation on forward currency contracts.

		Net Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$(9,958)	$—	$—	$—	$—	$(9,958)
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	592	—	—	—	—	592

(a)	Net realized gain (loss) on forward foreign currency contracts.

		Net Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$1,485	$—	$—	$—	$—	$1,485
SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	—	(27,141)	—	—	—	—	(27,141)
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	(154,497)	—	—	—	—	(154,497)
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	(41,508)	—	—	—	—	(41,508)
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	2,886	—	—	—	—	2,886

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

The volume of derivatives held at year end is indicative of the volume held throughout the year.

393

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties on the Statement of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset at June 30, 2014:

SPDR DB International Government Inflation-Protected Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

Standard Chartered Bank	$1,485	$—	$1,485	$—	$1,485

SPDR DB International Government Inflation-Protected Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

Standard Chartered Bank	$—	$—	$—	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays Short Term International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

Citibank N.A.	$—	$—	$—	$—	$—

SPDR Barclays Short Term International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

Citibank N.A.	$27,141	$—	$27,141	$—	$27,141

(a)	The actual collateral received and/or pledged may be more than the amount shown.

394

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

SPDR Barclays International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

Citibank N.A.	$—	$—	$—	$—	$—

SPDR Barclays International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

Citibank N.A.	$154,497	$—	$154,497	$—	$154,497

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

Barclays Bank PLC	$3,493	$—	$3,493	$3,493	$—
UBS AG London	208	—	208	—	208

	$3,701	$—	$3,701	$3,493	$208

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

Barclays Bank PLC	$10,686	$—	$10,686	$3,493	$7,193
UBS AG London	—	—	—	—	—

	$10,686	$—	$10,686	$3,493	$7,193

(a)	The actual collateral received and/or pledged may be more than the amount shown.

395

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

UBS AG London	$9,493	$—	$9,493	$6,607	$2,886

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

UBS AG London	$6,607	$—	$6,607	$6,607	$—

(a)	The actual collateral received and/or pledged may be more than the amount shown.

Mortgage Dollar Rolls

The SPDR Barclays Aggregate Bond ETF and the SPDR Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before a Fund is able to repurchase them. There can be no assurance that a Fund’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. A Fund’s use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

Inflation-Indexed Instruments

The SPDR Barclays TIPS ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays 0-5 Year TIPS ETF and SPDR Barclays 1-10 Year TIPS ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

Convertible Securities

SPDR Barclays Convertible Securities ETF will invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the

396

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the year ended June 30, 2014, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays 1-3 Month T-Bill ETF	$(123,549)
SPDR Barclays TIPS ETF	5,154,657
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	(68,475)
SPDR Barclays Short Term Treasury ETF	47,315
SPDR Barclays Intermediate Term Treasury ETF	2,649,161
SPDR Barclays Long Term Treasury ETF	(2,146,115)
SPDR Barclays Short Term Corporate Bond ETF	6,003,672
SPDR Barclays Intermediate Term Corporate Bond ETF	3,100,494
SPDR Barclays Long Term Corporate Bond ETF	(1,250,725)

397

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays Issuer Scored Corporate Bond ETF	$—
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	794,685
SPDR Nuveen Barclays Municipal Bond ETF	5,237,425
SPDR Nuveen Barclays California Municipal Bond ETF	(642,757)
SPDR Nuveen Barclays New York Municipal Bond ETF	(143,057)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,272,784
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	(2,920,492)
SPDR Nuveen Barclays Build America Bond ETF	(756,321)
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	225,037
SPDR Barclays International Treasury Bond ETF	5,063,556
SPDR Barclays International Corporate Bond ETF	1,067,910
SPDR Barclays Emerging Markets Local Bond ETF	(291,268)
SPDR Barclays International High Yield Bond ETF	(35,775)
SPDR Barclays High Yield Bond ETF	120,434,594
SPDR Barclays Short Term High Yield Bond ETF	4,070,905
SPDR Barclays Investment Grade Floating Rate ETF	14,927
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	34,207

At June 30, 2014, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays TIPS ETF	—	—	18,724	209,542	—	3,147,431	1,601,645
SPDR Barclays 0-5 Year TIPS ETF	—	—	—	—	—	6,565	—
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—	—	40,212	393
SPDR Barclays Short Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Long Term Treasury ETF	—	—	—	17,485	94,558	987,385	1,767,433
SPDR Barclays Short Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—	—	—	—	1,159,753	83,538
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—	—	—	215,310	—
SPDR Barclays Convertible Securities ETF	—	—	—	—	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Aggregate Bond ETF	—	—	—	—	—	794,117	—

398

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Nuveen Barclays Municipal Bond ETF	$—	$—	$—	$—	$—	$3,312,412	$1,981,880
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	—	—	—	624,486	1,683,779
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	—	2,012	880,408	84,619
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—	—	1,040,239	772,521
SPDR Barclays International High Yield Bond ETF	—	—	—	—	—	—	—
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	5,812	2,591,383
SPDR Barclays Investment Grade Floating Rate ETF	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—	—	—	125,088
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—	—	—	—

During the tax year ended June 30, 2014, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 0-5 Year TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	9,042,136	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—

399

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Amount Utilized	Amount Expired

SPDR Nuveen S&P VRDO Municipal Bond ETF	$—	$—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	9,393,199	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—
SPDR Barclays International High Yield Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays 1-3 Month T-Bill ETF	$—	$(451,182)
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 0-5 Year TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	(115,391)	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—

400

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays Short Term International Treasury Bond ETF	$—	$(1,195,190)
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	(1,920,444)
SPDR Barclays International High Yield Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

For the year ended June 30, 2014, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2014 was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—
SPDR Barclays TIPS ETF	8,464,244	—	—	—
SPDR Barclays 0-5 Year TIPS ETF	53,074	—	—	—
SPDR Barclays 1-10 Year TIPS ETF	61,813	—	—	—
SPDR Barclays Short Term Treasury ETF	98,726	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	1,942,476	—	118,763	—
SPDR Barclays Long Term Treasury ETF	1,525,778	—	—	—
SPDR Barclays Short Term Corporate Bond ETF	38,284,122	—	3,931,516	—
SPDR Barclays Intermediate Term Corporate Bond ETF	11,923,720	—	837,382	—
SPDR Barclays Long Term Corporate Bond ETF	4,344,257	—	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	1,047,618	—	56,456	—
SPDR Barclays Convertible Securities ETF	67,045,577	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	1,827,530	—	—	—
SPDR Barclays Aggregate Bond ETF	15,721,898	—	—	—
SPDR Nuveen Barclays Municipal Bond ETF	14,718	25,212,433	5,674,600	—
SPDR Nuveen Barclays California Municipal Bond ETF	892	2,181,143	2,109,629	—
SPDR Nuveen Barclays New York Municipal Bond ETF	5,013	725,254	656,497	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	19,329,099	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	207,335	9,984,096	—	—
SPDR Nuveen Barclays Build America Bond ETF	2,384,710	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	24,644,825	—	521,587	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	207,285	—
SPDR Barclays International Treasury Bond ETF	32,279,401	—	395,890	—
SPDR Barclays International Corporate Bond ETF	3,957,180	—	78,277	—

401

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays Emerging Markets Local Bond ETF	$2,855,787	$—	$—	$—
SPDR Barclays International High Yield Bond ETF	399,848	—	—	—
SPDR Barclays High Yield Bond ETF	574,768,687	—	245,022	—
SPDR Barclays Short Term High Yield Bond ETF	151,650,366	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	1,528,853	—	158	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	855,512	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,199,021	—	—	—

The tax character of distributions paid during the year ended June 30, 2013 was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—
SPDR Barclays TIPS ETF	10,338,505	—	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—
SPDR Barclays Short Term Treasury ETF	17,536	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	2,652,428	—	799,563	—
SPDR Barclays Long Term Treasury ETF	1,385,168	—	—	—
SPDR Barclays Short Term Corporate Bond ETF	22,413,129	—	993,127	—
SPDR Barclays Intermediate Term Corporate Bond ETF	10,171,154	—	595,531	—
SPDR Barclays Long Term Corporate Bond ETF	5,494,513	—	269,464	—
SPDR Barclays Issuer Scored Corporate Bond ETF	1,056,846	—	41,464	—
SPDR Barclays Convertible Securities ETF	37,958,963	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	797,371	—	—	—
SPDR Barclays Aggregate Bond ETF	12,191,660	—	1,690,603	—
SPDR Nuveen Barclays Municipal Bond ETF	309,537	32,592,535	13,698,886	—
SPDR Nuveen Barclays California Municipal Bond ETF	214,019	2,856,115	2,035,449	—
SPDR Nuveen Barclays New York Municipal Bond ETF	584	874,736	215,588	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	52,557	18,398,627	3,005,279	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	13,006	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	297,041	8,240,864	—	—
SPDR Nuveen Barclays Build America Bond ETF	4,589,174	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	37,538,567	—	—	13,812,498
SPDR Barclays Short Term International Treasury Bond ETF	24,010	—	—	—
SPDR Barclays International Treasury Bond ETF	39,011,275	—	460,308	—
SPDR Barclays International Corporate Bond ETF	1,351,862	—	77,543	—
SPDR Barclays Emerging Markets Local Bond ETF	7,842,733	—	544,347	449,997
SPDR Barclays High Yield Bond ETF	772,744,973	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	38,659,229	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	190,013	—	—	—

402

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$611,134	$—	$—	$—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	580,253	—	—	—

For the year ended June 30, 2014, significant differences between the book basis and the tax basis of components of net assets included differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, foreign currencies, premium amortization, TIP’s deflation adjustments, redemptions in-kind, dividend payables and the deferral of post-October losses.

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Net Unrealized
	Ordinary	Tax Exempt	Long-Term	Appreciation
	Income	Income	Capital Gains	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$(2,107)
SPDR Barclays TIPS ETF	3,139,555	—	—	12,484,711
SPDR Barclays 0-5 Year TIPS ETF	40,357	—	—	(16,689)
SPDR Barclays 1-10 Year TIPS ETF	116,829	—	—	(104,711)
SPDR Barclays Short Term Treasury ETF	5,406	—	—	245
SPDR Barclays Intermediate Term Treasury ETF	5,428	—	—	335,715
SPDR Barclays Long Term Treasury ETF	63,025	—	—	(1,072,389)
SPDR Barclays Short Term Corporate Bond ETF	3,374,925	—	412,246	10,592,929
SPDR Barclays Intermediate Term Corporate Bond ETF	328,896	—	—	9,560,349
SPDR Barclays Long Term Corporate Bond ETF	288,116	—	—	3,637,932
SPDR Barclays Issuer Scored Corporate Bond ETF	62,482	—	—	970,030
SPDR Barclays Convertible Securities ETF	47,249,647	—	48,848,125	283,776,009
SPDR Barclays Mortgage Backed Bond ETF	961,663	—	—	1,516,324
SPDR Barclays Aggregate Bond ETF	—	—	—	12,642,390
SPDR Nuveen Barclays Municipal Bond ETF	—	683,791	—	26,908,858
SPDR Nuveen Barclays California Municipal Bond ETF	—	82,376	—	2,580,645
SPDR Nuveen Barclays New York Municipal Bond ETF	—	38,443	—	461,812
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	332,129	—	19,830,441
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	959,439	—	6,056,066
SPDR Nuveen Barclays Build America Bond ETF	124,241	—	—	1,050,116
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	66,254,928
SPDR Barclays Short Term International Treasury Bond ETF	—	—	272,351	2,325,932
SPDR Barclays International Treasury Bond ETF	1,148,214	—	10,011,560	75,996,836
SPDR Barclays International Corporate Bond ETF	1,238,583	—	66,461	16,664,578
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	14,371
SPDR Barclays International High Yield Bond ETF	265,855	—	—	497,310
SPDR Barclays High Yield Bond ETF	—	—	—	190,366,268
SPDR Barclays Short Term High Yield Bond ETF	6,934,020	—	—	29,030,460

403

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Undistributed	Undistributed	Undistributed	Net Unrealized
	Ordinary	Tax Exempt	Long-Term	Appreciation
	Income	Income	Capital Gains	(Depreciation)

SPDR Barclays Investment Grade Floating Rate ETF	$87,352	$—	$106	$1,332,977
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	72,259	—	—	362,721
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	63,841	—	11,864	893,107

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays TIPS ETF	0.1845
SPDR Barclays 0-5 Year TIPS ETF	0.1500
SPDR Barclays 1-10 Year TIPS ETF	0.1500
SPDR Barclays Short Term Treasury ETF	0.1200
SPDR Barclays Intermediate Term Treasury ETF	0.1345
SPDR Barclays Long Term Treasury ETF	0.1345
SPDR Barclays Short Term Corporate Bond ETF	0.1245
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Long Term Corporate Bond ETF	0.1500
SPDR Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Barclays Convertible Securities ETF	0.4000
SPDR Barclays Mortgage Backed Bond ETF	0.2000
SPDR Barclays Aggregate Bond ETF	0.1845	*
SPDR Nuveen Barclays Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	*
SPDR Nuveen Barclays Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Short Term International Treasury Bond ETF	0.3500

404

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Annual Rate

SPDR Barclays International Treasury Bond ETF	0.5000%
SPDR Barclays International Corporate Bond ETF	0.5500
SPDR Barclays Emerging Markets Local Bond ETF	0.5000
SPDR Barclays International High Yield Bond ETF	0.4000
SPDR Barclays High Yield Bond ETF	0.4000
SPDR Barclays Short Term High Yield Bond ETF	0.4000
SPDR Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.5000
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	**

*	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345%, 0.23% and 0.45% until October 31, 2014 for the SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF, respectively.
**	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015 for the SPDR BofA Merrill Lynch Crossover Corporate Bond ETF.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (the “Independent Trustees”) (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

In the prior fiscial year the Custodian made a contribution of $82,000 to the SPDR Barclays International Corporate Bond ETF to correct for a processing error. This amount can be found on the Statements of Changes in Net Assets.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended June 30, 2014, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Barclays 1-3 Month T-Bill ETF	$40,277
SPDR Barclays TIPS ETF	7,872
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	121
SPDR Barclays Short Term Treasury ETF	299
SPDR Barclays Intermediate Term Treasury ETF	3,939
SPDR Barclays Long Term Treasury ETF	1,317
SPDR Barclays Short Term Corporate Bond ETF	26,115
SPDR Barclays Intermediate Term Corporate Bond ETF	5,170

405

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

Securities Lending
Agent Fees

SPDR Barclays Long Term Corporate Bond ETF	$933
SPDR Barclays Issuer Scored Corporate Bond ETF	670
SPDR Barclays Convertible Securities ETF	155,604
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	11,325
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	488
SPDR Barclays International Corporate Bond ETF	810
SPDR Barclays Emerging Markets Local Bond ETF	53
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	252,468
SPDR Barclays Short Term High Yield Bond ETF	105,173
SPDR Barclays Investment Grade Floating Rate ETF	3,919
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	811
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,829

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2014 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Independent Trustees’

406

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Fund listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at June 30, 2014 and for the year then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR Barclays Convertible Securities ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 6/30/14	6/30/14	Income	Gain/(Loss)

Illumina, Inc., 0.25%, 3/15/2016	—	$—	$33,115,278	25,040,000	$—	—	25,040,000	$53,882,073	$—	$—

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Premier Class (formerly Institutional Class) (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at June 30, 2014 and for the year then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$6,987,104	6,987,104	$6,265,949	6,265,949	$721,155	$509	$—
SPDR Barclays TIPS ETF	387,010	16,241,704	16,241,704	16,412,217	16,412,217	216,497	583	—
SPDR Barclays 0-5 Year TIPS ETF	—	95,213	95,213	90,802	90,802	4,411	5	—
SPDR Barclays 1-10 Year TIPS ETF	27,397	160,677	160,677	180,910	180,910	7,164	12	—
SPDR Barclays Short Term Treasury ETF	27,049	6,818,752	6,818,752	6,517,864	6,517,864	327,937	73	—
SPDR Barclays Intermediate Term Treasury ETF	38,813	51,447,195	51,447,195	47,855,561	47,855,561	3,630,447	522	—
SPDR Barclays Long Term Treasury ETF	11,513	7,140,435	7,140,435	7,122,735	7,122,735	29,213	124	—
SPDR Barclays Short Term Corporate Bond ETF	80,639,644	598,685,303	598,685,303	644,922,479	644,922,479	34,402,468	10,471	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,946,204	58,177,738	58,177,738	68,325,788	68,325,788	3,798,154	2,037	—
SPDR Barclays Long Term Corporate Bond ETF	350,809	27,080,363	27,080,363	26,068,793	26,068,793	1,362,379	450	—
SPDR Barclays Issuer Scored Corporate Bond ETF	301,111	4,912,436	4,912,436	5,104,080	5,104,080	109,467	239	—
SPDR Barclays Convertible Securities ETF	17,350,410	682,858,359	682,858,359	695,051,657	695,051,657	5,157,112	11,675	—
SPDR Barclays Mortgage Backed Bond ETF	24,079,554	126,800,068	126,800,068	75,271,280	75,271,280	75,608,342	60,377	—
SPDR Barclays Aggregate Bond ETF	151,800,708	212,067,831	212,067,831	274,748,584	274,748,584	89,119,955	76,079	—
SPDR Nuveen Barclays Build America Bond ETF	206,051	9,781,407	9,781,407	9,697,492	9,697,492	289,966	245	—

407

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR DB International Government Inflation-Protected Bond ETF	$3,477,798	$116,021,547	116,021,547	$119,163,318	119,163,318	$336,027	$1,986	$—
SPDR Barclays Short Term International Treasury Bond ETF	435,828	33,608,631	33,608,631	29,425,386	29,425,386	4,619,073	740	—
SPDR Barclays International Treasury Bond ETF	357,706	308,549,507	308,549,507	284,462,056	284,462,056	24,445,157	4,620	—
SPDR Barclays International Corporate Bond ETF	184,688	12,601,143	12,601,143	12,451,966	12,451,966	333,865	182	—
SPDR Barclays Emerging Markets Local Bond ETF	—	25,124,901	25,124,901	24,666,665	24,666,665	458,236	388	—
SPDR Barclays International High Yield Bond ETF	—	7,548,254	7,548,254	7,135,291	7,135,291	412,963	126	—
SPDR Barclays High Yield Bond ETF	88,606,233	1,922,872,308	1,922,872,308	1,974,773,614	1,974,773,614	36,704,927	53,919	—
SPDR Barclays Short Term High Yield Bond ETF	47,753,632	1,045,364,301	1,045,364,301	1,003,629,855	1,003,629,855	89,488,078	38,217	—
SPDR Barclays Investment Grade Floating Rate ETF	955,640	106,803,572	106,803,572	104,853,798	104,853,798	2,905,414	2,621	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	94,881	8,036,727	8,036,727	7,556,766	7,556,766	574,842	190	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	720,761	6,496,939	6,496,939	7,112,286	7,112,286	105,414	191	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$12,878,973	$191,916,654	191,916,654	$201,812,711	201,812,711	$2,982,916	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	1,329,461	15,413,128	15,413,128	16,406,656	16,406,656	335,933	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	610,406	5,308,836	5,308,836	5,464,871	5,464,871	454,371	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,846,267	347,704,932	347,704,932	346,856,198	346,856,198	2,695,001	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	1,255,247	3,001,824	3,001,824	4,229,326	4,229,326	27,745	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	840,176	63,082,136	63,082,136	62,469,029	62,469,029	1,453,283	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$5,121,687,839	5,121,687,839	$5,121,687,839	5,121,687,839	$—	$228,235	$—
SPDR Barclays TIPS ETF	113,265,800	496,258,047	496,258,047	599,407,832	599,407,832	10,116,015	44,603	—
SPDR Barclays 1-10 Year TIPS ETF	—	13,366,484	13,366,484	13,099,915	13,099,915	266,569	682	—
SPDR Barclays Short Term Treasury ETF	520,414	12,891,275	12,891,275	12,087,506	12,087,506	1,324,183	1,682	—
SPDR Barclays Intermediate Term Treasury ETF	20,282,916	118,491,451	118,491,451	120,781,410	120,781,410	17,992,957	22,314	—
SPDR Barclays Long Term Treasury ETF	6,294,185	66,533,997	66,533,997	62,712,136	62,712,136	10,116,046	7,458	—
SPDR Barclays Short Term Corporate Bond ETF	132,444,155	468,104,514	468,104,514	529,659,031	529,659,031	70,889,638	147,906	—
SPDR Barclays Intermediate Term Corporate Bond ETF	15,832,895	52,912,069	52,912,069	54,027,484	54,027,484	14,717,480	29,110	—

408

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income	Gain/(Loss)

SPDR Barclays Long Term Corporate Bond ETF	$3,200,680	$15,935,711	15,935,711	$16,636,888	16,636,888	$2,499,503	$4,988	$—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	9,289,541	9,289,541	5,685,961	5,685,961	3,603,580	3,701	—
SPDR Barclays Convertible Securities ETF	83,201,808	1,044,334,974	1,044,334,974	807,440,347	807,440,347	320,096,435	881,636	—
SPDR Barclays Aggregate Bond ETF	49,926,947	210,345,118	210,345,118	218,415,947	218,415,947	41,856,118	63,762	—
SPDR Barclays International Treasury Bond ETF	—	28,088,063	28,088,063	28,088,063	28,088,063	—	2,764	—
SPDR Barclays International Corporate Bond ETF	2,067,217	13,668,724	13,668,724	12,425,346	12,425,346	3,310,595	4,583	—
SPDR Barclays Emerging Markets Local Bond ETF	8,500	985,834	985,834	907,638	907,638	86,696	301	—
SPDR Barclays High Yield Bond ETF	—	2,118,835,058	2,118,835,058	1,259,604,173	1,259,604,173	859,230,885	1,419,862	—
SPDR Barclays Short Term High Yield Bond ETF	—	771,729,101	771,729,101	426,875,511	426,875,511	344,853,590	594,125	—
SPDR Barclays Investment Grade Floating Rate ETF	4,106,185	127,183,432	127,183,432	117,338,042	117,338,042	13,951,575	22,179	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,708,185	19,241,196	19,241,196	17,935,743	17,935,743	3,013,638	4,587	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,195,830	17,621,618	17,621,618	17,727,373	17,727,373	4,090,075	10,174	—

4.	Shareholder Transactions

Shares are issued and redeemed by all Funds, except SPDR Barclays High Yield Bond ETF, only in Creation Unit size aggregations of 100,000 shares. SPDR Barclays High Yield Bond ETF issues and redeems shares in Creation Unit size aggregations of 250,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Aggregate Bond ETF and SPDR Barclays Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$979,267,592	$4,734	$6,841	$(2,107)
SPDR Barclays TIPS ETF	591,793,551	17,492,106	5,007,395	12,484,711
SPDR Barclays 0-5 Year TIPS ETF	6,005,419	9,889	26,578	(16,689)
SPDR Barclays 1-10 Year TIPS ETF	10,299,404	48,745	153,456	(104,711)
SPDR Barclays Short Term Treasury ETF	13,615,038	13,453	13,208	245

409

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Intermediate Term Treasury ETF	$187,310,376	$940,616	$604,901	$335,715
SPDR Barclays Long Term Treasury ETF	96,611,182	664,148	1,736,537	(1,072,389)
SPDR Barclays Short Term Corporate Bond ETF	3,510,579,219	12,102,750	1,509,821	10,592,929
SPDR Barclays Intermediate Term Corporate Bond ETF	461,137,662	10,805,426	1,245,077	9,560,349
SPDR Barclays Long Term Corporate Bond ETF	160,139,865	4,986,589	1,348,657	3,637,932
SPDR Barclays Issuer Scored Corporate Bond ETF	34,581,497	1,103,800	133,770	970,030
SPDR Barclays Convertible Securities ETF	2,887,559,123	308,549,570	24,773,561	283,776,009
SPDR Barclays Mortgage Backed Bond ETF	199,503,522	1,527,396	11,072	1,516,324
SPDR Barclays Aggregate Bond ETF	847,900,434	16,291,602	3,649,212	12,642,390
SPDR Nuveen Barclays Municipal Bond ETF	1,002,851,774	29,687,453	2,778,595	26,908,858
SPDR Nuveen Barclays California Municipal Bond ETF	72,872,750	2,905,382	324,737	2,580,645
SPDR Nuveen Barclays New York Municipal Bond ETF	24,603,283	605,576	143,764	461,812
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,199,778,278	20,301,108	470,667	19,830,441
SPDR Nuveen S&P VRDO Municipal Bond ETF	5,997,745	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	267,706,767	9,704,367	3,648,301	6,056,066
SPDR Nuveen Barclays Build America Bond ETF	40,992,900	1,506,246	456,130	1,050,116
SPDR DB International Government Inflation-Protected Bond ETF	880,263,040	90,860,384	24,673,860	66,186,524
SPDR Barclays Short Term International Treasury Bond ETF	268,087,721	5,468,955	3,188,254	2,280,701
SPDR Barclays International Treasury Bond ETF	2,312,460,318	134,473,580	58,735,752	75,737,828
SPDR Barclays International Corporate Bond ETF	296,741,805	16,762,931	132,286	16,630,645
SPDR Barclays Emerging Markets Local Bond ETF	98,244,629	3,353,589	3,368,741	(15,152)
SPDR Barclays International High Yield Bond ETF	42,143,385	743,687	242,649	501,038
SPDR Barclays High Yield Bond ETF	10,280,168,919	247,467,002	57,100,734	190,366,268
SPDR Barclays Short Term High Yield Bond ETF	4,656,427,132	60,629,862	31,599,402	29,030,460
SPDR Barclays Investment Grade Floating Rate ETF	399,421,204	1,359,266	26,289	1,332,977
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	24,174,331	558,134	195,413	362,721
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	32,044,130	980,315	87,208	893,107

6.	Investment Transactions

For the year ended June 30, 2014, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$981,632,733	$1,582,598,619	$(123,549)
SPDR Barclays TIPS ETF	38,765,931	110,772,330	5,250,967
SPDR Barclays 0-5 Year TIPS ETF	5,991,784	—	—
SPDR Barclays 1-10 Year TIPS ETF	1,943,229	3,845,232	(57,351)
SPDR Barclays Short Term Treasury ETF	20,792,155	15,466,794	47,315

410

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays Intermediate Term Treasury ETF	$135,084,314	$139,678,094	$2,649,632
SPDR Barclays Long Term Treasury ETF	63,413,697	37,123,217	(2,143,477)
SPDR Barclays Short Term Corporate Bond ETF	1,501,200,242	1,030,544,052	6,003,672
SPDR Barclays Intermediate Term Corporate Bond ETF	164,294,071	119,904,396	3,100,494
SPDR Barclays Long Term Corporate Bond ETF	68,329,549	29,399,124	(1,199,152)
SPDR Barclays Issuer Scored Corporate Bond ETF	3,177,662	—	—
SPDR Barclays Convertible Securities ETF	1,215,188,899	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Aggregate Bond ETF	90,942,507	66,094,618	794,685
SPDR Nuveen Barclays Municipal Bond ETF	245,458,073	328,371,927	5,237,425
SPDR Nuveen Barclays California Municipal Bond ETF	—	29,818,815	(641,797)
SPDR Nuveen Barclays New York Municipal Bond ETF	—	6,766,099	(143,057)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	219,181,058	101,203,678	1,272,784
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	73,709,537	63,187,079	(2,890,829)
SPDR Nuveen Barclays Build America Bond ETF	—	44,473,487	(752,110)
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	267,443
SPDR Barclays International Treasury Bond ETF	427,363,690	100,645,590	5,431,065
SPDR Barclays International Corporate Bond ETF	75,136,570	20,884,569	1,092,683
SPDR Barclays Emerging Markets Local Bond ETF	—	37,495,694	(95,071)
SPDR Barclays International High Yield Bond ETF	12,358,828	7,097,715	(33,413)
SPDR Barclays High Yield Bond ETF	5,585,123,165	5,751,384,983	120,434,594
SPDR Barclays Short Term High Yield Bond ETF	2,997,432,837	143,363,302	4,070,905
SPDR Barclays Investment Grade Floating Rate ETF	321,216,196	15,184,083	14,927
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	2,548,176	2,378,974	34,207

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the year ended June 30, 2014, the Funds had purchases and sales of investment securities (excluding short-term securities) as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays 1-3 Month T-Bill ETF*	$7,219,666,897	$6,979,925,614	$—	$—
SPDR Barclays TIPS ETF	121,546,863	123,680,393	—	—
SPDR Barclays 0-5 Year TIPS ETF	932,504	627,172	—	—
SPDR Barclays 1-10 Year TIPS ETF	2,463,750	2,430,631	—	—
SPDR Barclays Short Term Treasury ETF*	7,590,118	6,807,008	—	—
SPDR Barclays Intermediate Term Treasury ETF	52,651,440	53,625,358	—	—

411

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays Long Term Treasury ETF	$13,772,056	$13,190,073	$—	$—
SPDR Barclays Short Term Corporate Bond ETF*	—	—	1,434,129,567	1,316,791,611
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	70,043,419	55,512,796
SPDR Barclays Long Term Corporate Bond ETF	—	—	26,579,458	7,823,805
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	6,533,598	12,070,551
SPDR Barclays Convertible Securities ETF	—	—	995,598,856	802,938,614
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—
SPDR Barclays Aggregate Bond ETF	—	—	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—	304,489,993	269,215,551
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	21,012,690	16,856,871
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	8,306,199	8,345,616
SPDR Nuveen Barclays Short Term Municipal Bond ETF*	—	—	576,042,772	347,670,462
SPDR Nuveen S&P VRDO Municipal Bond ETF*	—	—	2,510,000	10,890,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	84,614,267	44,574,758
SPDR Nuveen Barclays Build America Bond ETF	—	—	10,384,445	4,697,699
SPDR DB International Government Inflation-Protected Bond ETF	—	—	191,217,664	478,097,905
SPDR Barclays Short Term International Treasury Bond ETF	—	—	212,021,612	198,205,694
SPDR Barclays International Treasury Bond ETF	—	—	873,414,503	808,472,209
SPDR Barclays International Corporate Bond ETF	—	—	112,044,197	54,383,477
SPDR Barclays Emerging Markets Local Bond ETF	—	—	118,639,062	87,253,043
SPDR Barclays International High Yield Bond ETF	—	—	47,413,858	10,853,960
SPDR Barclays High Yield Bond ETF*	—	—	3,033,636,160	2,827,118,371
SPDR Barclays Short Term High Yield Bond ETF*	—	—	1,434,444,975	1,293,707,347
SPDR Barclays Investment Grade Floating Rate ETF	—	—	144,268,632	38,113,560
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	8,718,446	2,772,523
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	11,909,945	4,990,215

* Fund includes investments in short-term securities.

For the year ended June 30, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

412

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2014 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

413

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays 0-5 Year TIPS ETF, SPDR Barclays 1-10 Year TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF, and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (collectively, the “Funds”) (thirty-two of the portfolios constituting SPDR® Series Trust) as of June 30, 2014, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2014, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 28, 2014

414

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2014 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Actual	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$999.60	$0.69
SPDR Barclays TIPS ETF	0.19	1,000	1,062.40	0.97
SPDR Barclays 0-5 Year TIPS ETF**	0.15	1,000	1,011.80	0.51
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	1,038.90	0.76
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,007.10	0.60
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,015.20	0.70
SPDR Barclays Long Term Treasury ETF	0.14	1,000	1,120.60	0.74
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,008.60	0.65
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	1,035.30	0.76
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,112.40	0.79
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,055.80	0.82
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,090.10	2.07

415

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Actual	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR Barclays Mortgage Backed Bond ETF	0.20%	$1,000	$1,039.60	$1.01
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,038.70	0.66
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,059.60	1.17
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,068.10	1.03
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,062.50	1.02
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,008.50	1.00
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	999.50	0.99
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,110.50	2.35
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,136.10	1.85
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,072.40	2.57
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,020.50	1.75
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,058.00	2.55
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,038.90	2.78
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,063.60	2.56
SPDR Barclays International High Yield Bond ETF***	0.40	1,000	1,030.70	1.22
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,054.80	2.04
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,027.40	2.01
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,004.10	0.75
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,068.40	2.56
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,060.70	1.53
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Hypothetical	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.10	$0.70
SPDR Barclays TIPS ETF	0.19	1,000	1,023.85	0.95
SPDR Barclays 0-5 Year TIPS ETF**	0.15	1,000	1,024.05	0.75
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	1,024.05	0.75
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,024.20	0.60
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,024.10	0.70
SPDR Barclays Long Term Treasury ETF	0.14	1,000	1,024.10	0.70
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,024.15	0.65

416

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/14 to
Hypothetical	Expense Ratio	1/1/14	6/30/14	6/30/14

SPDR Barclays Intermediate Term Corporate Bond ETF	0.15%	$1,000	$1,024.05	$0.75
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,024.05	0.75
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,024.00	0.80
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,022.81	2.01
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,023.80	1.00
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,024.15	0.65
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,023.65	1.15
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,023.80	1.00
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,023.80	1.00
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,023.80	1.00
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	1,023.80	1.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,022.56	2.26
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,023.06	1.76
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.06	1.76
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,022.07	2.76
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays International High Yield Bond ETF***	0.40	1,000	1,022.81	2.01
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,022.81	2.01
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,022.81	2.01
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,024.05	0.75
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,022.32	2.51
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,023.31	1.51

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 2/26/14. Hypothetical period is from 1/1/14.
***	Actual period is from commencement of operations 3/12/14. Hypothetical period is from 1/1/14.

417

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2014.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Barclays 1-3 Month T-Bill ETF	0.00%
SPDR Barclays TIPS ETF	0.00
SPDR Barclays 0-5 Year TIPS ETF	0.00
SPDR Barclays 1-10 Year TIPS ETF	0.00
SPDR Barclays Short Term Treasury ETF	0.00
SPDR Barclays Intermediate Term Treasury ETF	0.00
SPDR Barclays Long Term Treasury ETF	0.00
SPDR Barclays Short Term Corporate Bond ETF	0.00
SPDR Barclays Intermediate Term Corporate Bond ETF	0.00
SPDR Barclays Long Term Corporate Bond ETF	0.00
SPDR Barclays Issuer Scored Corporate Bond ETF	0.00
SPDR Barclays Convertible Securities ETF	15.87
SPDR Barclays Mortgage Backed Bond ETF	0.00
SPDR Barclays Aggregate Bond ETF	0.00
SPDR Nuveen Barclays Municipal Bond ETF	0.00
SPDR Nuveen Barclays California Municipal Bond ETF	0.00
SPDR Nuveen Barclays New York Municipal Bond ETF	0.00
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.00
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.00
SPDR Nuveen Barclays Build America Bond ETF	0.00
SPDR DB International Government Inflation-Protected Bond ETF	0.00
SPDR Barclays Short Term International Treasury Bond ETF	0.00
SPDR Barclays International Treasury Bond ETF	0.00
SPDR Barclays International Corporate Bond ETF	0.00
SPDR Barclays Emerging Markets Local Bond ETF	0.00
SPDR Barclays International High Yield Bond ETF	0.00
SPDR Barclays High Yield Bond ETF	0.00
SPDR Barclays Short Term High Yield Bond ETF	0.00
SPDR Barclays Investment Grade Floating Rate ETF	0.00
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.00
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.00

418

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2014, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	—
SPDR Barclays Intermediate Term Treasury ETF	—
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	14,440,936
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	—
SPDR Barclays International Corporate Bond ETF	—
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

419

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Qualified Interest Income

The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2014, as qualified interest income. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	1,000,447
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	50,441
SPDR Barclays Short Term Treasury ETF	112,175
SPDR Barclays Intermediate Term Treasury ETF	1,860,613
SPDR Barclays Long Term Treasury ETF	1,410,574
SPDR Barclays Short Term Corporate Bond ETF	30,730,913
SPDR Barclays Intermediate Term Corporate Bond ETF	10,221,226
SPDR Barclays Long Term Corporate Bond ETF	3,806,328
SPDR Barclays Issuer Scored Corporate Bond ETF	864,488
SPDR Barclays Convertible Securities ETF	18,196,015
SPDR Barclays Mortgage Backed Bond ETF	914,223
SPDR Barclays Aggregate Bond ETF	12,531,022
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	2,384,710
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	—
SPDR Barclays International Corporate Bond ETF	—
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	480,471,456
SPDR Barclays Short Term High Yield Bond ETF	125,512,083
SPDR Barclays Investment Grade Floating Rate ETF	1,209,020
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	24,189
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	782,164

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2014:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—

420

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR Barclays Short Term Treasury ETF	$898
SPDR Barclays Intermediate Term Treasury ETF	237,781
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	7,597,367
SPDR Barclays Intermediate Term Corporate Bond ETF	1,662,941
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	56,456
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	5,674,600
SPDR Nuveen Barclays California Municipal Bond ETF	2,270,516
SPDR Nuveen Barclays New York Municipal Bond ETF	706,898
SPDR Nuveen Barclays Short Term Municipal Bond ETF	3,644,641
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	1,252,273
SPDR Barclays Short Term International Treasury Bond ETF	207,285
SPDR Barclays International Treasury Bond ETF	2,104,512
SPDR Barclays International Corporate Bond ETF	261,406
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	2,966,505
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	3,370
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	19,999

The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:

Percentage

SPDR Barclays 1-3 Month T-Bill ETF	0.00%
SPDR Barclays TIPS ETF	0.00
SPDR Barclays 1-10 Year TIPS ETF	0.00
SPDR Barclays Short Term Treasury ETF	0.00
SPDR Barclays Intermediate Term Treasury ETF	0.00
SPDR Barclays Long Term Treasury ETF	0.00
SPDR Barclays Short Term Corporate Bond ETF	0.00
SPDR Barclays Intermediate Term Corporate Bond ETF	0.00
SPDR Barclays Long Term Corporate Bond ETF	0.00
SPDR Barclays Issuer Scored Corporate Bond ETF	0.00
SPDR Barclays Convertible Securities ETF	0.00

421

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Percentage

SPDR Barclays Mortgage Backed Bond ETF	0.00%
SPDR Barclays Aggregate Bond ETF	0.00
SPDR Nuveen Barclays Municipal Bond ETF	99.94
SPDR Nuveen Barclays California Municipal Bond ETF	99.96
SPDR Nuveen Barclays New York Municipal Bond ETF	99.31
SPDR Nuveen Barclays Short Term Municipal Bond ETF	100.00
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	97.97
SPDR Nuveen Barclays Build America Bond ETF	0.00
SPDR DB International Government Inflation-Protected Bond ETF	0.00
SPDR Barclays Short Term International Treasury Bond ETF	0.00
SPDR Barclays International Treasury Bond ETF	0.00
SPDR Barclays International Corporate Bond ETF	0.00
SPDR Barclays Emerging Markets Local Bond ETF	0.00
SPDR Barclays High Yield Bond ETF	0.00
SPDR Barclays Short Term High Yield Bond ETF	0.00
SPDR Barclays Investment Grade Floating Rate ETF	0.00
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.00
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.00

At June 30, 2014, the Funds had foreign tax credits. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	—
SPDR Barclays Intermediate Term Treasury ETF	—
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—

422

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR Nuveen Barclays Build America Bond ETF	$—
SPDR DB International Government Inflation-Protected Bond ETF	162,543
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	153,205
SPDR Barclays International Corporate Bond ETF	7,616
SPDR Barclays Emerging Markets Local Bond ETF	224,844
SPDR Barclays International High Yield Bond ETF	2,294
SPDR Barclays High Yield Bond ETF	—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

At June 30, 2014, the Funds had foreign source income. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	—
SPDR Barclays Intermediate Term Treasury ETF	—
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	39,491,625
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	53,537,227
SPDR Barclays International Corporate Bond ETF	5,520,898
SPDR Barclays Emerging Markets Local Bond ETF	7,657,489
SPDR Barclays International High Yield Bond ETF	273,089

423

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Amount

SPDR Barclays High Yield Bond ETF	$—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

APPROVAL OF ADVISORY AGREEMENTS

At in-person meetings held prior to June 30, 2014, the Board of Trustees of the Trust (the “Board”) evaluated various proposals related to advisory arrangements for certain new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) with respect to SPDR Barclays 0-5 Year TIPS ETF and SPDR Barclays International High Yield Bond ETF, each a new fixed income series of the Trust (the “New ETFs”), which commenced operations during the most recent fiscal half-year period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) costs to the Adviser of its services, and (iii) extent to which economies of scale would be realized if and as the New ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETFs, in accordance with each New ETFs’ investment objectives, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the

424

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

New ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the New ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing fixed income ETFs.

The Board considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each New ETF’s advisory fee rates as assets of a New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the New ETFs from inception. The Board noted that it intends to continue to monitor fees as the New ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking fixed income indexes, as applicable. The Board reviewed the universe of similar ETFs for the New ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratio for the New ETFs.

The Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the Adviser’s fee for the New ETFs and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser or its affiliates were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the relatively low fee structure of the Trust.

At an in-person meeting held prior to June 30, 2014, the Board also considered the approval of the Sub-Advisory Agreement (the “SSgA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSgA Limited”), an affiliate of the Adviser, with respect to SPDR Barclays International High Yield Bond ETF sub-advised by SSgA Limited (the “Foreign Fixed Income ETF”).

In evaluating the SSgA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSgA Limited and the Adviser. In deciding whether to approve the SSgA Limited Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services expected to be provided by SSgA Limited with respect to the Foreign Fixed Income ETF under the SSgA Limited Sub-Advisory Agreement and (ii) SSgA Limited’s experience in managing foreign fixed income securities. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to SSgA Limited under the SSgA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETF.

The Board considered the background and experience of SSgA Limited’s senior management and in particular SSgA Limited’s experience in investing in foreign fixed income securities.

425

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

The Board, including the Independent Trustees voting separately, approved the SSgA Limited Sub-Advisory Agreement for the New Funds after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by SSgA Limited to the Foreign Fixed Income ETF were appropriate; (b) SSgA Limited’s experience in managing foreign fixed income securities is extensive; (c) SSgA Limited’s fees for the Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided or expected to be provided, were fair and reasonable; (d) any additional benefits to SSgA Limited was not of a magnitude to materially affect the Board’s conclusions; and (e) fees expected to be paid to SSgA Limited were expected to share economies of scale with the Foreign Fixed Income ETF.

426

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Independent Trustees

FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Chief Executive Officer and President, CFA Institute (2014-present); Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee); Affiliated Managers Group, Inc. (Director).

CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	179	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee).

427

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Interested Trustee
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served: since April 2010	Chairman and Director, SSgA Funds Management Inc. (2005-present); President, SSgA Funds Management Inc. (2005-2012); Senior Managing Director and Principal, State Street Global Advisors (2006-present).**	209	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SSgA Master Trust (Trustee); The Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
**	Served in various capacities and/or with affiliated companies during noted time period.

428

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

OFFICERS

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSgA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).

CHRISTOPHER A. MADDEN State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

DANIO MASTROPIERI State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Assistant Secretary	Term: Unlimited Served: since August 2013	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2007-2013).*, **

CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Bank and Trust Company (2001-present).*

MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*

429

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2014 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

BRIAN HARRIS SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 1-866-787-2257.

430

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap ETF (SMEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann Carpenter, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.
Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them.
“Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM” are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank”and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
© 2014 State Street Corporation SPDRFIAR            IBG-12419

For more complete information, please call 866.787.2257 or visit spdrs.com today.

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending June 30, 2014 and June 30, 2013, the aggregate audit fees billed for professional services rendered by the principal accountant were $929,221 and $877,172, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the year for each series of the registrant and routine regulatory filings (one for each SEC registrant).
(b) Audit-Related Fees.
For the fiscal years ending June 30, 2014 and June 30, 2013, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending June 30, 2014 and June 30, 2013, the aggregate tax fees billed for professional services rendered by the principal accountant were $643,473 and $616,284, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2014 and June 30, 2013.
(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2014	FY 2013
	(in millions)	(in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$16.3	$15.9
Tax Fees	4.7	3.9
All Other Fees	1.4	3.6

(1)	Information is for the calendar year 2013 and 2012, respectively.

(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.
(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur.
Item 6. Schedule of Investments.
(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable to the registrant.
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ Ellen M. Needham Ellen M. Needham President and Principal Executive Officer

Date:	September 8, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham President and Principal Executive Officer

Date:	September 8, 2014

By:	/s/ Chad C. Hallett Chad C. Hallett Treasurer and Principal Financial Officer

Date:	September 8, 2014